UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2026

Date of reporting period: 07/31/2026

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares Currency Hedged MSCI ACWI ex U.S. ETF

HAWX | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$3Footnote Reference(a)	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 30.38%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI ACWI ex USA 100% Hedged to USD Index (Net) returned 31.48%.

What contributed to performance?

Taiwanese equities were the primary contributor to the Fund’s return during the reporting period, as the information technology sector benefited from the artificial intelligence (“AI”) boom. Semiconductors and semiconductor equipment stocks were driven by soaring demand for advanced chips used for high-performance computing and AI applications. South Korea’s information technology sector was also supported by the AI boom, due to surging global demand for advanced memory chips, which lifted export volumes, pushed prices sharply higher, and drove record profits and market valuations for its leading chipmakers. In Japan, bank stocks rallied over the reporting period as the Bank of Japan exited its ultra-low interest rate policy and multiple rate hikes lifted borrowing margins and boosted profitability. Japanese information technology stocks contributed, as firms in the semiconductors and semiconductor equipment segment benefited from increased AI spending.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI ACWI ex USA 100% Hedged to USD Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,142	$10,063	$10,135
Sep 16	$10,224	$10,187	$10,179
Oct 16	$10,283	$10,041	$10,286
Nov 16	$10,375	$9,809	$10,336
Dec 16	$10,655	$10,060	$10,678
Jan 17	$10,780	$10,416	$10,794
Feb 17	$10,964	$10,582	$10,999
Mar 17	$11,236	$10,850	$11,247
Apr 17	$11,416	$11,082	$11,427
May 17	$11,646	$11,442	$11,657
Jun 17	$11,655	$11,477	$11,637
Jul 17	$11,818	$11,901	$11,836
Aug 17	$11,878	$11,963	$11,904
Sep 17	$12,187	$12,185	$12,171
Oct 17	$12,579	$12,415	$12,561
Nov 17	$12,495	$12,515	$12,501
Dec 17	$12,644	$12,795	$12,702
Jan 18	$12,970	$13,508	$13,025
Feb 18	$12,479	$12,871	$12,596
Mar 18	$12,361	$12,643	$12,337
Apr 18	$12,682	$12,845	$12,791
May 18	$12,649	$12,549	$12,702
Jun 18	$12,531	$12,313	$12,626
Jul 18	$12,887	$12,607	$12,934
Aug 18	$12,720	$12,344	$12,771
Sep 18	$12,791	$12,400	$12,865
Oct 18	$11,976	$11,391	$12,017
Nov 18	$12,130	$11,499	$12,115
Dec 18	$11,484	$10,979	$11,526
Jan 19	$12,248	$11,808	$12,257
Feb 19	$12,558	$12,039	$12,615
Mar 19	$12,780	$12,111	$12,797
Apr 19	$13,201	$12,431	$13,220
May 19	$12,514	$11,763	$12,573
Jun 19	$13,085	$12,472	$13,130
Jul 19	$13,113	$12,321	$13,172
Aug 19	$12,877	$11,940	$12,890
Sep 19	$13,266	$12,247	$13,274
Oct 19	$13,472	$12,675	$13,536
Nov 19	$13,738	$12,787	$13,789
Dec 19	$14,064	$13,340	$14,146
Jan 20	$13,744	$12,982	$13,932
Feb 20	$12,959	$11,956	$13,011
Mar 20	$11,260	$10,225	$11,389
Apr 20	$11,945	$10,999	$12,159
May 20	$12,454	$11,359	$12,527
Jun 20	$12,899	$11,873	$12,996
Jul 20	$13,066	$12,402	$13,181
Aug 20	$13,481	$12,933	$13,634
Sep 20	$13,380	$12,615	$13,464
Oct 20	$13,092	$12,344	$13,159
Nov 20	$14,513	$14,004	$14,675
Dec 20	$15,038	$14,761	$15,204
Jan 21	$15,196	$14,793	$15,340
Feb 21	$15,564	$15,086	$15,683
Mar 21	$16,100	$15,277	$16,183
Apr 21	$16,268	$15,727	$16,417
May 21	$16,605	$16,219	$16,765
Jun 21	$16,830	$16,113	$16,952
Jul 21	$16,563	$15,848	$16,680
Aug 21	$16,851	$16,149	$17,042
Sep 21	$16,501	$15,632	$16,735
Oct 21	$16,949	$16,005	$17,074
Nov 21	$16,480	$15,284	$16,627
Dec 21	$16,993	$15,916	$17,199
Jan 22	$16,683	$15,330	$16,715
Feb 22	$16,148	$15,026	$16,376
Mar 22	$16,300	$15,050	$16,512
Apr 22	$15,853	$14,105	$16,148
May 22	$15,978	$14,206	$16,128
Jun 22	$15,171	$12,984	$15,195
Jul 22	$15,730	$13,429	$15,755
Aug 22	$15,331	$12,997	$15,575
Sep 22	$14,364	$11,698	$14,538
Oct 22	$14,875	$12,048	$14,995
Nov 22	$16,187	$13,470	$16,227
Dec 22	$15,573	$13,369	$15,776
Jan 23	$16,766	$14,453	$16,830
Feb 23	$16,480	$13,946	$16,669
Mar 23	$16,732	$14,287	$16,842
Apr 23	$17,033	$14,535	$17,125
May 23	$16,705	$14,006	$16,863
Jun 23	$17,383	$14,635	$17,488
Jul 23	$17,901	$15,230	$18,002
Aug 23	$17,394	$14,542	$17,564
Sep 23	$17,135	$14,083	$17,340
Oct 23	$16,717	$13,502	$16,779
Nov 23	$17,689	$14,717	$17,829
Dec 23	$18,230	$15,457	$18,403
Jan 24	$18,316	$15,303	$18,559
Feb 24	$19,019	$15,691	$19,233
Mar 24	$19,768	$16,181	$19,942
Apr 24	$19,629	$15,891	$19,938
May 24	$20,206	$16,352	$20,352
Jun 24	$20,329	$16,336	$20,526
Jul 24	$20,519	$16,714	$20,783
Aug 24	$20,695	$17,190	$20,919
Sep 24	$21,080	$17,654	$21,279
Oct 24	$20,736	$16,787	$20,947
Nov 24	$20,934	$16,636	$20,993
Dec 24	$20,905	$16,312	$21,092
Jan 25	$21,625	$16,969	$21,906
Feb 25	$22,046	$17,205	$22,104
Mar 25	$21,735	$17,166	$21,717
Apr 25	$21,579	$17,786	$21,707
May 25	$22,452	$18,600	$22,665
Jun 25	$22,959	$19,232	$23,100
Jul 25	$23,355	$19,176	$23,592
Aug 25	$24,005	$19,842	$24,133
Sep 25	$24,921	$20,557	$25,040
Oct 25	$25,839	$20,972	$25,955
Nov 25	$25,959	$20,967	$26,023
Dec 25	$26,427	$21,595	$26,631
Jan 26	$27,630	$22,887	$27,907
Feb 26	$29,099	$24,036	$29,442
Mar 26	$27,452	$21,443	$27,071
Apr 26	$29,080	$23,512	$29,183
May 26	$30,397	$24,696	$30,810
Jun 26	$31,197	$24,551	$31,266
Jul 26	$30,438	$24,635	$31,018

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
30.38%	12.94%	11.77%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI ACWI ex USA 100% Hedged to USD Index (Net)...
31.48	13.21	11.99

Key Fund statistics

Table Summary
Net Assets...
$346,191,227
Number of Portfolio Holdings...
385
Net Investment Advisory Fees...
$88,854
Portfolio Turnover Rate...
9%

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.1%
Forward foreign currency exchange contracts, net cumulative depreciation...
(1.4)
Other Assets Less Liabilities...
1.3
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(b)
Financials...
25.8%
Information Technology...
19.5
Industrials...
14.2
Consumer Discretionary...
8.0
Health Care...
6.9
Materials...
6.5
Consumer Staples...
5.3
Energy...
4.9
Communication Services...
4.5
Utilities...
3.1
Real Estate...
1.3
Footnote	Description
Footnote(a)	The Underlying Fund is iShares MSCI ACWI ex U.S. ETF.
Footnote(b)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The contractual fee waiver has been extended through November 29, 2030.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Currency Hedged MSCI ACWI ex U.S. ETF

Annual Shareholder Report — July 31, 2026

HAWX-07/26-AR

iShares Currency Hedged MSCI EAFE ETF

HEFA | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE ETF	$3Footnote Reference(a)	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 27.04%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE 100% Hedged to USD Index (Net)  returned 27.22%.

What contributed to performance?

Japanese stocks contributed the most to the Fund’s return during the reporting period. As the Bank of Japan exited its ultra-low interest rate policy, multiple rate hikes lifted borrowing margins, and boosted profitability for banking stocks in the financials sector. Japanese information technology stocks also contributed, supported by semiconductors and semiconductor equipment makers that are key suppliers in the global artificial intelligence chip supply chain. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Also contributing was a Dutch supplier of chipmaking machines. The company is currently the sole manufacturer of advanced lithography equipment needed to produce the most powerful chips, and surging demand for these technologies has prompted chipmakers to sharply increase orders and capital spending.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE 100% Hedged to USD Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,140	$10,063	$10,102
Sep 16	$10,214	$10,187	$10,144
Oct 16	$10,296	$10,041	$10,273
Nov 16	$10,465	$9,809	$10,400
Dec 16	$10,885	$10,060	$10,880
Jan 17	$10,943	$10,416	$10,904
Feb 17	$11,177	$10,582	$11,144
Mar 17	$11,481	$10,850	$11,426
Apr 17	$11,631	$11,082	$11,601
May 17	$11,898	$11,442	$11,860
Jun 17	$11,848	$11,477	$11,780
Jul 17	$11,897	$11,901	$11,874
Aug 17	$11,914	$11,963	$11,886
Sep 17	$12,257	$12,185	$12,220
Oct 17	$12,651	$12,415	$12,593
Nov 17	$12,583	$12,515	$12,540
Dec 17	$12,702	$12,795	$12,712
Jan 18	$12,890	$13,508	$12,886
Feb 18	$12,428	$12,871	$12,488
Mar 18	$12,287	$12,643	$12,212
Apr 18	$12,753	$12,845	$12,793
May 18	$12,736	$12,549	$12,730
Jun 18	$12,668	$12,313	$12,716
Jul 18	$13,079	$12,607	$13,075
Aug 18	$12,879	$12,344	$12,880
Sep 18	$13,071	$12,400	$13,086
Oct 18	$12,232	$11,391	$12,271
Nov 18	$12,302	$11,499	$12,268
Dec 18	$11,528	$10,979	$11,573
Jan 19	$12,238	$11,808	$12,235
Feb 19	$12,676	$12,039	$12,680
Mar 19	$12,895	$12,111	$12,876
Apr 19	$13,354	$12,431	$13,336
May 19	$12,703	$11,763	$12,748
Jun 19	$13,323	$12,472	$13,328
Jul 19	$13,400	$12,321	$13,447
Aug 19	$13,145	$11,940	$13,149
Sep 19	$13,655	$12,247	$13,635
Oct 19	$13,874	$12,675	$13,893
Nov 19	$14,188	$12,787	$14,203
Dec 19	$14,379	$13,340	$14,425
Jan 20	$14,101	$12,982	$14,270
Feb 20	$13,125	$11,956	$13,152
Mar 20	$11,410	$10,225	$11,552
Apr 20	$12,046	$10,999	$12,198
May 20	$12,668	$11,359	$12,700
Jun 20	$13,008	$11,873	$13,043
Jul 20	$12,765	$12,402	$12,807
Aug 20	$13,219	$12,933	$13,339
Sep 20	$13,157	$12,615	$13,217
Oct 20	$12,703	$12,344	$12,706
Nov 20	$14,279	$14,004	$14,413
Dec 20	$14,683	$14,761	$14,785
Jan 21	$14,683	$14,793	$14,737
Feb 21	$15,107	$15,086	$15,127
Mar 21	$15,892	$15,277	$15,913
Apr 21	$16,080	$15,727	$16,123
May 21	$16,480	$16,219	$16,578
Jun 21	$16,678	$16,113	$16,699
Jul 21	$16,750	$15,848	$16,773
Aug 21	$17,082	$16,149	$17,155
Sep 21	$16,804	$15,632	$16,945
Oct 21	$17,317	$16,005	$17,325
Nov 21	$16,809	$15,284	$16,905
Dec 21	$17,528	$15,916	$17,658
Jan 22	$17,091	$15,330	$17,033
Feb 22	$16,482	$15,026	$16,668
Mar 22	$16,896	$15,050	$17,039
Apr 22	$16,599	$14,105	$16,831
May 22	$16,758	$14,206	$16,812
Jun 22	$15,820	$12,984	$15,799
Jul 22	$16,701	$13,429	$16,643
Aug 22	$16,171	$12,997	$16,299
Sep 22	$15,243	$11,698	$15,354
Oct 22	$16,166	$12,048	$16,204
Nov 22	$17,403	$13,470	$17,333
Dec 22	$16,699	$13,369	$16,845
Jan 23	$18,007	$14,453	$17,965
Feb 23	$18,034	$13,946	$18,112
Mar 23	$18,253	$14,287	$18,248
Apr 23	$18,734	$14,535	$18,708
May 23	$18,455	$14,006	$18,462
Jun 23	$19,200	$14,635	$19,167
Jul 23	$19,521	$15,230	$19,537
Aug 23	$19,148	$14,542	$19,227
Sep 23	$18,962	$14,083	$19,063
Oct 23	$18,550	$13,502	$18,472
Nov 23	$19,543	$14,717	$19,587
Dec 23	$20,111	$15,457	$20,205
Jan 24	$20,556	$15,303	$20,761
Feb 24	$21,376	$15,691	$21,428
Mar 24	$22,263	$16,181	$22,302
Apr 24	$21,996	$15,891	$22,185
May 24	$22,809	$16,352	$22,786
Jun 24	$22,698	$16,336	$22,708
Jul 24	$22,803	$16,714	$22,936
Aug 24	$23,040	$17,190	$23,082
Sep 24	$22,994	$17,654	$23,043
Oct 24	$22,599	$16,787	$22,753
Nov 24	$22,846	$16,636	$22,924
Dec 24	$22,869	$16,312	$23,063
Jan 25	$23,946	$16,969	$24,217
Feb 25	$24,433	$17,205	$24,489
Mar 25	$23,900	$17,166	$23,838
Apr 25	$23,768	$17,786	$23,838
May 25	$24,891	$18,600	$24,994
Jun 25	$24,969	$19,232	$25,096
Jul 25	$25,321	$19,176	$25,491
Aug 25	$25,937	$19,842	$26,092
Sep 25	$26,508	$20,557	$26,615
Oct 25	$27,444	$20,972	$27,553
Nov 25	$27,663	$20,967	$27,752
Dec 25	$28,186	$21,595	$28,389
Jan 26	$29,188	$22,887	$29,364
Feb 26	$30,680	$24,036	$30,993
Mar 26	$28,999	$21,443	$28,629
Apr 26	$30,042	$23,512	$30,163
May 26	$31,027	$24,696	$31,316
Jun 26	$31,995	$24,551	$32,087
Jul 26	$32,167	$24,635	$32,430

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
27.04%	13.94%	12.39%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE 100% Hedged to USD Index (Net)...
27.22	14.10	12.49

Key Fund statistics

Table Summary
Net Assets...
$7,536,593,231
Number of Portfolio Holdings...
279
Net Investment Advisory Fees...
$2,015,085
Portfolio Turnover Rate...
11%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.4%
Short-Term Securities...
1.2
Forward foreign currency exchange contracts, net cumulative depreciation...
(1.2)
Liabilities in Excess of Other Assets...
(0.4)
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(b)
Financials...
26.7%
Industrials...
19.0
Health Care...
10.2
Information Technology...
10.0
Consumer Discretionary...
8.4
Consumer Staples...
6.8
Materials...
5.9
Communication Services...
3.8
Energy...
3.8
Utilities...
3.8
Real Estate...
1.6
Footnote	Description
Footnote(a)	The Underlying Fund is iShares MSCI EAFE ETF.
Footnote(b)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The contractual fee waiver has been extended through November 29, 2030.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Currency Hedged MSCI EAFE ETF

Annual Shareholder Report — July 31, 2026

HEFA-07/26-AR

iShares Currency Hedged MSCI EAFE Small-Cap ETF

HSCZ | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE Small-Cap ETF	$3Footnote Reference(a)	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.16%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE Small Cap 100% Hedged to USD Index (Net) returned 22.71%.

What contributed to performance?

Japanese small-cap stocks were the most meaningful contributors to the Fund’s return during the reporting period, as continued growth in domestic consumption supported companies with greater exposure to the Japanese economy. Artificial intelligence (“AI”), power infrastructure, and data-center demand helped drive stocks in the industrials sector, including electrical equipment and industrial machinery companies, which benefited from strong demand for semiconductor and AI-related manufacturing equipment and continued investment in factory automation. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Stocks in Israel contributed, despite periods of high conflict and direct regional strikes, as local markets demonstrated exceptional resilience. In particular, utilities stocks gained amid rapid expansions.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Small Cap 100% Hedged to USD Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,105	$10,063	$10,030
Sep 16	$10,340	$10,187	$10,237
Oct 16	$10,373	$10,041	$10,303
Nov 16	$10,512	$9,809	$10,389
Dec 16	$10,865	$10,060	$10,823
Jan 17	$10,967	$10,416	$10,899
Feb 17	$11,277	$10,582	$11,212
Mar 17	$11,507	$10,850	$11,415
Apr 17	$11,881	$11,082	$11,802
May 17	$12,136	$11,442	$12,085
Jun 17	$12,141	$11,477	$12,040
Jul 17	$12,277	$11,901	$12,220
Aug 17	$12,394	$11,963	$12,341
Sep 17	$12,834	$12,185	$12,747
Oct 17	$13,243	$12,415	$13,154
Nov 17	$13,222	$12,515	$13,181
Dec 17	$13,507	$12,795	$13,507
Jan 18	$13,726	$13,508	$13,702
Feb 18	$13,350	$12,871	$13,389
Mar 18	$13,298	$12,643	$13,170
Apr 18	$13,704	$12,845	$13,702
May 18	$13,778	$12,549	$13,778
Jun 18	$13,630	$12,313	$13,687
Jul 18	$13,850	$12,607	$13,834
Aug 18	$13,797	$12,344	$13,799
Sep 18	$13,775	$12,400	$13,801
Oct 18	$12,644	$11,391	$12,683
Nov 18	$12,658	$11,499	$12,611
Dec 18	$11,677	$10,979	$11,677
Jan 19	$12,545	$11,808	$12,501
Feb 19	$12,952	$12,039	$12,933
Mar 19	$13,109	$12,111	$13,059
Apr 19	$13,617	$12,431	$13,552
May 19	$12,864	$11,763	$12,886
Jun 19	$13,293	$12,472	$13,266
Jul 19	$13,427	$12,321	$13,455
Aug 19	$13,198	$11,940	$13,166
Sep 19	$13,681	$12,247	$13,640
Oct 19	$14,014	$12,675	$14,046
Nov 19	$14,497	$12,787	$14,496
Dec 19	$14,861	$13,340	$14,887
Jan 20	$14,445	$12,982	$14,624
Feb 20	$13,284	$11,956	$13,374
Mar 20	$11,108	$10,225	$11,277
Apr 20	$12,114	$10,999	$12,321
May 20	$13,057	$11,359	$13,173
Jun 20	$13,212	$11,873	$13,264
Jul 20	$13,076	$12,402	$13,173
Aug 20	$13,876	$12,933	$14,015
Sep 20	$14,082	$12,615	$14,163
Oct 20	$13,598	$12,344	$13,675
Nov 20	$15,078	$14,004	$15,243
Dec 20	$15,789	$14,761	$15,951
Jan 21	$15,862	$14,793	$16,012
Feb 21	$16,437	$15,086	$16,490
Mar 21	$17,233	$15,277	$17,293
Apr 21	$17,602	$15,727	$17,717
May 21	$17,813	$16,219	$17,935
Jun 21	$17,902	$16,113	$18,022
Jul 21	$18,169	$15,848	$18,291
Aug 21	$18,760	$16,149	$18,893
Sep 21	$18,278	$15,632	$18,517
Oct 21	$18,675	$16,005	$18,737
Nov 21	$17,956	$15,284	$18,137
Dec 21	$18,596	$15,916	$18,809
Jan 22	$17,676	$15,330	$17,677
Feb 22	$17,134	$15,026	$17,392
Mar 22	$17,401	$15,050	$17,657
Apr 22	$17,072	$14,105	$17,385
May 22	$16,997	$14,206	$17,137
Jun 22	$15,876	$12,984	$15,908
Jul 22	$16,903	$13,429	$16,928
Aug 22	$16,435	$12,997	$16,657
Sep 22	$15,306	$11,698	$15,435
Oct 22	$16,032	$12,048	$16,139
Nov 22	$17,013	$13,470	$17,019
Dec 22	$16,483	$13,369	$16,708
Jan 23	$17,661	$14,453	$17,713
Feb 23	$17,718	$13,946	$17,899
Mar 23	$17,507	$14,287	$17,594
Apr 23	$17,957	$14,535	$18,011
May 23	$17,631	$14,006	$17,780
Jun 23	$18,194	$14,635	$18,267
Jul 23	$18,706	$15,230	$18,825
Aug 23	$18,497	$14,542	$18,680
Sep 23	$18,106	$14,083	$18,283
Oct 23	$17,478	$13,502	$17,481
Nov 23	$18,507	$14,717	$18,666
Dec 23	$19,292	$15,457	$19,523
Jan 24	$19,368	$15,303	$19,683
Feb 24	$19,880	$15,691	$20,054
Mar 24	$20,749	$16,181	$20,934
Apr 24	$20,550	$15,891	$20,881
May 24	$21,397	$16,352	$21,549
Jun 24	$21,045	$16,336	$21,204
Jul 24	$21,575	$16,714	$21,915
Aug 24	$21,473	$17,190	$21,734
Sep 24	$21,791	$17,654	$22,031
Oct 24	$21,328	$16,787	$21,712
Nov 24	$21,646	$16,636	$21,857
Dec 24	$21,724	$16,312	$22,073
Jan 25	$22,297	$16,969	$22,730
Feb 25	$22,118	$17,205	$22,393
Mar 25	$21,947	$17,166	$22,118
Apr 25	$22,097	$17,786	$22,466
May 25	$23,458	$18,600	$23,794
Jun 25	$24,158	$19,232	$24,530
Jul 25	$24,952	$19,176	$25,280
Aug 25	$25,509	$19,842	$25,959
Sep 25	$25,956	$20,557	$26,413
Oct 25	$26,448	$20,972	$26,887
Nov 25	$26,980	$20,967	$27,313
Dec 25	$27,347	$21,595	$27,788
Jan 26	$28,390	$22,887	$28,812
Feb 26	$29,901	$24,036	$30,451
Mar 26	$28,010	$21,443	$27,898
Apr 26	$29,303	$23,512	$29,735
May 26	$30,548	$24,696	$31,097
Jun 26	$30,287	$24,551	$30,775
Jul 26	$30,480	$24,635	$31,020

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
22.16%	10.90%	11.79%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE Small Cap 100% Hedged to USD Index (Net)...
22.71	11.14	11.99

Key Fund statistics

Table Summary
Net Assets...
$244,255,273
Number of Portfolio Holdings...
231
Net Investment Advisory Fees...
$56,865
Portfolio Turnover Rate...
11%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.4%
Short-Term Securities...
0.0Footnote Reference(b)
Forward foreign currency exchange contracts, net cumulative depreciation...
(1.4)
Other Assets Less Liabilities...
1.0
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(c)
Industrials...
23.5%
Financials...
13.5
Consumer Discretionary...
11.9
Materials...
10.5
Information Technology...
10.4
Real Estate...
10.0
Health Care...
5.4
Consumer Staples...
5.4
Communication Services...
3.8
Energy...
3.5
Utilities...
2.1
Footnote	Description
Footnote(a)	The Underlying Fund is iShares MSCI EAFE Small-Cap ETF.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The contractual fee waiver has been extended through November 29, 2030.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Currency Hedged MSCI EAFE Small-Cap ETF

Annual Shareholder Report — July 31, 2026

HSCZ-07/26-AR

iShares MSCI ACWI ex U.S. ETF

ACWX | NASDAQ

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ex U.S. ETF	$34	0.30%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 28.52%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46%.

What contributed to performance?

Taiwanese equities were the primary contributor to the Fund’s return during the reporting period, as the information technology sector benefited from the artificial intelligence (“AI”) boom. Semiconductors and semiconductor equipment stocks were driven by soaring demand for advanced chips used for high-performance computing and AI applications. South Korea’s information technology sector was also supported by the AI boom, due to surging global demand for advanced memory chips, which lifted export volumes, pushed prices sharply higher, and drove record profits and market valuations for its leading chipmakers. In Japan, bank stocks rallied over the reporting period as the Bank of Japan exited its ultra-low interest rate policy and multiple rate hikes lifted borrowing margins and boosted profitability. Japanese information technology stocks contributed, as firms in the semiconductors and semiconductor equipment segment benefited from increased AI spending.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)
Jul 16	$10,000	$10,000
Aug 16	$10,061	$10,063
Sep 16	$10,179	$10,187
Oct 16	$10,020	$10,041
Nov 16	$9,781	$9,809
Dec 16	$10,030	$10,060
Jan 17	$10,383	$10,416
Feb 17	$10,544	$10,582
Mar 17	$10,815	$10,850
Apr 17	$11,046	$11,082
May 17	$11,408	$11,442
Jun 17	$11,436	$11,477
Jul 17	$11,862	$11,901
Aug 17	$11,914	$11,963
Sep 17	$12,144	$12,185
Oct 17	$12,370	$12,415
Nov 17	$12,461	$12,515
Dec 17	$12,742	$12,795
Jan 18	$13,455	$13,508
Feb 18	$12,819	$12,871
Mar 18	$12,572	$12,643
Apr 18	$12,788	$12,845
May 18	$12,490	$12,549
Jun 18	$12,261	$12,313
Jul 18	$12,563	$12,607
Aug 18	$12,310	$12,344
Sep 18	$12,369	$12,400
Oct 18	$11,364	$11,391
Nov 18	$11,464	$11,499
Dec 18	$10,947	$10,979
Jan 19	$11,777	$11,808
Feb 19	$11,999	$12,039
Mar 19	$12,066	$12,111
Apr 19	$12,390	$12,431
May 19	$11,722	$11,763
Jun 19	$12,433	$12,472
Jul 19	$12,279	$12,321
Aug 19	$11,899	$11,940
Sep 19	$12,199	$12,247
Oct 19	$12,621	$12,675
Nov 19	$12,719	$12,787
Dec 19	$13,269	$13,340
Jan 20	$12,897	$12,982
Feb 20	$11,874	$11,956
Mar 20	$10,153	$10,225
Apr 20	$10,895	$10,999
May 20	$11,289	$11,359
Jun 20	$11,792	$11,873
Jul 20	$12,314	$12,402
Aug 20	$12,849	$12,933
Sep 20	$12,535	$12,615
Oct 20	$12,256	$12,344
Nov 20	$13,905	$14,004
Dec 20	$14,660	$14,761
Jan 21	$14,690	$14,793
Feb 21	$14,974	$15,086
Mar 21	$15,169	$15,277
Apr 21	$15,610	$15,727
May 21	$16,076	$16,219
Jun 21	$15,987	$16,113
Jul 21	$15,719	$15,848
Aug 21	$15,978	$16,149
Sep 21	$15,424	$15,632
Oct 21	$15,859	$16,005
Nov 21	$15,157	$15,284
Dec 21	$15,754	$15,916
Jan 22	$15,352	$15,330
Feb 22	$14,835	$15,026
Mar 22	$14,766	$15,050
Apr 22	$13,837	$14,105
May 22	$14,064	$14,206
Jun 22	$12,916	$12,984
Jul 22	$13,355	$13,429
Aug 22	$12,790	$12,997
Sep 22	$11,514	$11,698
Oct 22	$11,909	$12,048
Nov 22	$13,549	$13,470
Dec 22	$13,229	$13,369
Jan 23	$14,383	$14,453
Feb 23	$13,765	$13,946
Mar 23	$14,174	$14,287
Apr 23	$14,431	$14,535
May 23	$13,917	$14,006
Jun 23	$14,545	$14,635
Jul 23	$15,086	$15,230
Aug 23	$14,379	$14,542
Sep 23	$13,893	$14,083
Oct 23	$13,426	$13,502
Nov 23	$14,555	$14,717
Dec 23	$15,275	$15,457
Jan 24	$15,020	$15,303
Feb 24	$15,506	$15,691
Mar 24	$15,986	$16,181
Apr 24	$15,602	$15,891
May 24	$16,239	$16,352
Jun 24	$16,128	$16,336
Jul 24	$16,520	$16,714
Aug 24	$16,981	$17,190
Sep 24	$17,373	$17,654
Oct 24	$16,552	$16,787
Nov 24	$16,490	$16,636
Dec 24	$16,068	$16,312
Jan 25	$16,682	$16,969
Feb 25	$17,040	$17,205
Mar 25	$17,065	$17,166
Apr 25	$17,586	$17,786
May 25	$18,371	$18,600
Jun 25	$19,066	$19,232
Jul 25	$18,836	$19,176
Aug 25	$19,597	$19,842
Sep 25	$20,352	$20,557
Oct 25	$20,704	$20,972
Nov 25	$20,729	$20,967
Dec 25	$21,287	$21,595
Jan 26	$22,480	$22,887
Feb 26	$23,640	$24,036
Mar 26	$21,635	$21,443
Apr 26	$23,377	$23,512
May 26	$24,326	$24,696
Jun 26	$24,415	$24,551
Jul 26	$24,209	$24,635

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
28.52%	9.02%	9.24%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43

Key Fund statistics

Table Summary
Net Assets...
$11,518,471,043
Number of Portfolio Holdings...
1,875
Net Investment Advisory Fees...
$26,589,940
Portfolio Turnover Rate...
6%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
25.8%
Information Technology...
19.5
Industrials...
14.2
Consumer Discretionary...
8.0
Health Care...
6.9
Materials...
6.5
Consumer Staples...
5.3
Energy...
4.9
Communication Services...
4.5
Utilities...
3.1
Real Estate...
1.3
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
13.8%
United Kingdom...
8.8
Taiwan...
8.6
Canada...
8.3
China...
6.6
South Korea...
6.4
France...
6.0
Switzerland...
5.6
Germany...
5.3
Australia...
4.0
OtherFootnote Reference(b)...
26.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI ACWI ex U.S. ETF

Annual Shareholder Report — July 31, 2026

ACWX-07/26-AR

iShares MSCI EAFE ETF

EFA | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI EAFE ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE ETF	$35	0.31%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 25.14%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE Index (Net) returned 24.33%.

What contributed to performance?

Japanese stocks contributed the most to the Fund’s return during the reporting period. As the Bank of Japan exited its ultra-low interest rate policy, multiple rate hikes lifted borrowing margins, and boosted profitability for banking stocks in the financials sector. Japanese information technology stocks also contributed, supported by semiconductors and semiconductor equipment makers that are key suppliers in the global artificial intelligence chip supply chain. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Also contributing was a Dutch supplier of chipmaking machines. The company is currently the sole manufacturer of advanced lithography equipment needed to produce the most powerful chips, and surging demand for these technologies has prompted chipmakers to sharply increase orders and capital spending.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,005	$10,063	$10,007
Sep 16	$10,125	$10,187	$10,130
Oct 16	$9,916	$10,041	$9,923
Nov 16	$9,719	$9,809	$9,725
Dec 16	$10,048	$10,060	$10,058
Jan 17	$10,338	$10,416	$10,349
Feb 17	$10,483	$10,582	$10,497
Mar 17	$10,775	$10,850	$10,786
Apr 17	$11,052	$11,082	$11,061
May 17	$11,463	$11,442	$11,467
Jun 17	$11,440	$11,477	$11,447
Jul 17	$11,768	$11,901	$11,777
Aug 17	$11,761	$11,963	$11,772
Sep 17	$12,052	$12,185	$12,065
Oct 17	$12,233	$12,415	$12,248
Nov 17	$12,359	$12,515	$12,377
Dec 17	$12,554	$12,795	$12,576
Jan 18	$13,179	$13,508	$13,206
Feb 18	$12,585	$12,871	$12,610
Mar 18	$12,339	$12,643	$12,362
Apr 18	$12,649	$12,845	$12,666
May 18	$12,369	$12,549	$12,381
Jun 18	$12,214	$12,313	$12,230
Jul 18	$12,512	$12,607	$12,531
Aug 18	$12,269	$12,344	$12,289
Sep 18	$12,376	$12,400	$12,396
Oct 18	$11,388	$11,391	$11,409
Nov 18	$11,371	$11,499	$11,395
Dec 18	$10,818	$10,979	$10,841
Jan 19	$11,527	$11,808	$11,554
Feb 19	$11,817	$12,039	$11,848
Mar 19	$11,896	$12,111	$11,923
Apr 19	$12,234	$12,431	$12,258
May 19	$11,652	$11,763	$11,670
Jun 19	$12,342	$12,472	$12,362
Jul 19	$12,183	$12,321	$12,205
Aug 19	$11,864	$11,940	$11,889
Sep 19	$12,203	$12,247	$12,230
Oct 19	$12,638	$12,675	$12,669
Nov 19	$12,779	$12,787	$12,812
Dec 19	$13,191	$13,340	$13,228
Jan 20	$12,913	$12,982	$12,952
Feb 20	$11,742	$11,956	$11,781
Mar 20	$10,175	$10,225	$10,209
Apr 20	$10,826	$10,999	$10,868
May 20	$11,308	$11,359	$11,341
Jun 20	$11,692	$11,873	$11,728
Jul 20	$11,963	$12,402	$12,001
Aug 20	$12,577	$12,933	$12,618
Sep 20	$12,244	$12,615	$12,290
Oct 20	$11,772	$12,344	$11,799
Nov 20	$13,606	$14,004	$13,628
Dec 20	$14,236	$14,761	$14,262
Jan 21	$14,080	$14,793	$14,110
Feb 21	$14,395	$15,086	$14,427
Mar 21	$14,731	$15,277	$14,758
Apr 21	$15,178	$15,727	$15,202
May 21	$15,718	$16,219	$15,698
Jun 21	$15,501	$16,113	$15,521
Jul 21	$15,639	$15,848	$15,638
Aug 21	$15,879	$16,149	$15,914
Sep 21	$15,353	$15,632	$15,452
Oct 21	$15,822	$16,005	$15,832
Nov 21	$15,105	$15,284	$15,095
Dec 21	$15,835	$15,916	$15,868
Jan 22	$15,230	$15,330	$15,102
Feb 22	$14,767	$15,026	$14,835
Mar 22	$14,762	$15,050	$14,930
Apr 22	$13,812	$14,105	$13,964
May 22	$14,077	$14,206	$14,069
Jun 22	$12,818	$12,984	$12,763
Jul 22	$13,474	$13,429	$13,399
Aug 22	$12,682	$12,997	$12,763
Sep 22	$11,490	$11,698	$11,569
Oct 22	$12,166	$12,048	$12,191
Nov 22	$13,832	$13,470	$13,564
Dec 22	$13,575	$13,369	$13,575
Jan 23	$14,736	$14,453	$14,674
Feb 23	$14,290	$13,946	$14,368
Mar 23	$14,737	$14,287	$14,724
Apr 23	$15,148	$14,535	$15,140
May 23	$14,553	$14,006	$14,499
Jun 23	$15,208	$14,635	$15,159
Jul 23	$15,622	$15,230	$15,650
Aug 23	$15,005	$14,542	$15,050
Sep 23	$14,465	$14,083	$14,536
Oct 23	$14,019	$13,502	$13,947
Nov 23	$15,214	$14,717	$15,241
Dec 23	$16,028	$15,457	$16,051
Jan 24	$15,951	$15,303	$16,143
Feb 24	$16,413	$15,691	$16,439
Mar 24	$16,953	$16,181	$16,979
Apr 24	$16,409	$15,891	$16,545
May 24	$17,264	$16,352	$17,185
Jun 24	$16,890	$16,336	$16,908
Jul 24	$17,383	$16,714	$17,404
Aug 24	$17,979	$17,190	$17,970
Sep 24	$18,106	$17,654	$18,136
Oct 24	$17,107	$16,787	$17,150
Nov 24	$17,067	$16,636	$17,052
Dec 24	$16,577	$16,312	$16,665
Jan 25	$17,393	$16,969	$17,540
Feb 25	$17,924	$17,205	$17,880
Mar 25	$17,895	$17,166	$17,808
Apr 25	$18,614	$17,786	$18,624
May 25	$19,469	$18,600	$19,476
Jun 25	$19,959	$19,232	$19,905
Jul 25	$19,456	$19,176	$19,626
Aug 25	$20,382	$19,842	$20,463
Sep 25	$20,876	$20,557	$20,854
Oct 25	$21,068	$20,972	$21,100
Nov 25	$21,211	$20,967	$21,231
Dec 25	$21,780	$21,595	$21,867
Jan 26	$22,887	$22,887	$23,009
Feb 26	$23,965	$24,036	$24,073
Mar 26	$21,999	$21,443	$21,596
Apr 26	$23,279	$23,512	$23,205
May 26	$23,838	$24,696	$23,917
Jun 26	$23,973	$24,551	$23,933
Jul 26	$24,346	$24,635	$24,401

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
25.14%	9.26%	9.31%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE Index (Net)...
24.33	9.31	9.33

Key Fund statistics

Table Summary
Net Assets...
$77,978,126,056
Number of Portfolio Holdings...
679
Net Investment Advisory Fees...
$216,782,704
Portfolio Turnover Rate...
4%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
26.7%
Industrials...
19.0
Health Care...
10.2
Information Technology...
10.0
Consumer Discretionary...
8.4
Consumer Staples...
6.8
Materials...
5.9
Communication Services...
3.8
Energy...
3.8
Utilities...
3.8
Real Estate...
1.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
23.2%
United Kingdom...
14.8
France...
10.0
Switzerland...
9.4
Germany...
8.9
Australia...
6.6
Netherlands...
5.5
Spain...
4.0
Sweden...
3.8
Italy...
3.4
OtherFootnote Reference(b)...
10.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI EAFE ETF

Annual Shareholder Report — July 31, 2026

EFA-07/26-AR

iShares MSCI EAFE Small-Cap ETF

SCZ | NASDAQ

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Small-Cap ETF	$44	0.40%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 20.44%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE Small Cap Index (Net) returned 19.78%.

What contributed to performance?

Japanese small-cap stocks were the most meaningful contributors to the Fund’s return during the reporting period, as continued growth in domestic consumption supported companies with greater exposure to the Japanese economy. Artificial intelligence (“AI”), power infrastructure, and data-center demand helped drive stocks in the industrials sector. This included electrical equipment and industrial machinery companies, which benefited from strong demand for semiconductor and AI-related manufacturing equipment and continued investment in factory automation. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Stocks in Israel contributed, despite periods of high conflict and direct regional strikes, as local markets demonstrated exceptional resilience. In particular, utilities stocks gained amid rapid expansions.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Small Cap Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,963	$10,063	$9,941
Sep 16	$10,243	$10,187	$10,237
Oct 16	$9,961	$10,041	$9,947
Nov 16	$9,678	$9,809	$9,668
Dec 16	$9,950	$10,060	$9,945
Jan 17	$10,302	$10,416	$10,296
Feb 17	$10,537	$10,582	$10,527
Mar 17	$10,742	$10,850	$10,737
Apr 17	$11,209	$11,082	$11,197
May 17	$11,617	$11,442	$11,610
Jun 17	$11,611	$11,477	$11,607
Jul 17	$12,021	$11,901	$12,028
Aug 17	$12,101	$11,963	$12,126
Sep 17	$12,460	$12,185	$12,473
Oct 17	$12,670	$12,415	$12,683
Nov 17	$12,858	$12,515	$12,884
Dec 17	$13,185	$12,795	$13,227
Jan 18	$13,878	$13,508	$13,904
Feb 18	$13,374	$12,871	$13,411
Mar 18	$13,187	$12,643	$13,224
Apr 18	$13,405	$12,845	$13,439
May 18	$13,266	$12,549	$13,311
Jun 18	$13,005	$12,313	$13,052
Jul 18	$13,104	$12,607	$13,137
Aug 18	$12,986	$12,344	$13,031
Sep 18	$12,898	$12,400	$12,937
Oct 18	$11,658	$11,391	$11,692
Nov 18	$11,565	$11,499	$11,610
Dec 18	$10,838	$10,979	$10,861
Jan 19	$11,738	$11,808	$11,736
Feb 19	$11,987	$12,039	$11,999
Mar 19	$12,012	$12,111	$12,018
Apr 19	$12,374	$12,431	$12,381
May 19	$11,717	$11,763	$11,726
Jun 19	$12,219	$12,472	$12,224
Jul 19	$12,134	$12,321	$12,137
Aug 19	$11,829	$11,940	$11,837
Sep 19	$12,151	$12,247	$12,170
Oct 19	$12,687	$12,675	$12,723
Nov 19	$12,968	$12,787	$13,004
Dec 19	$13,518	$13,340	$13,572
Jan 20	$13,127	$12,982	$13,179
Feb 20	$11,838	$11,956	$11,887
Mar 20	$9,786	$10,225	$9,837
Apr 20	$10,800	$10,999	$10,860
May 20	$11,567	$11,359	$11,634
Jun 20	$11,723	$11,873	$11,793
Jul 20	$12,114	$12,402	$12,190
Aug 20	$13,019	$12,933	$13,099
Sep 20	$12,923	$12,615	$13,002
Oct 20	$12,469	$12,344	$12,550
Nov 20	$14,182	$14,004	$14,273
Dec 20	$15,150	$14,761	$15,247
Jan 21	$15,095	$14,793	$15,191
Feb 21	$15,499	$15,086	$15,594
Mar 21	$15,842	$15,277	$15,934
Apr 21	$16,478	$15,727	$16,575
May 21	$16,785	$16,219	$16,894
Jun 21	$16,529	$16,113	$16,627
Jul 21	$16,819	$15,848	$16,909
Aug 21	$17,263	$16,149	$17,397
Sep 21	$16,580	$15,632	$16,775
Oct 21	$16,946	$16,005	$17,039
Nov 21	$16,005	$15,284	$16,086
Dec 21	$16,668	$15,916	$16,788
Jan 22	$15,596	$15,330	$15,560
Feb 22	$15,244	$15,026	$15,362
Mar 22	$15,101	$15,050	$15,356
Apr 22	$14,073	$14,105	$14,302
May 22	$14,108	$14,206	$14,199
Jun 22	$12,617	$12,984	$12,640
Jul 22	$13,488	$13,429	$13,475
Aug 22	$12,718	$12,997	$12,878
Sep 22	$11,284	$11,698	$11,397
Oct 22	$11,798	$12,048	$11,879
Nov 22	$13,269	$13,470	$13,057
Dec 22	$13,132	$13,369	$13,197
Jan 23	$14,169	$14,453	$14,182
Feb 23	$13,746	$13,946	$13,875
Mar 23	$13,808	$14,287	$13,846
Apr 23	$14,091	$14,535	$14,125
May 23	$13,512	$14,006	$13,535
Jun 23	$13,905	$14,635	$13,926
Jul 23	$14,448	$15,230	$14,543
Aug 23	$13,952	$14,542	$14,060
Sep 23	$13,305	$14,083	$13,437
Oct 23	$12,643	$13,502	$12,648
Nov 23	$13,819	$14,717	$13,920
Dec 23	$14,825	$15,457	$14,934
Jan 24	$14,425	$15,303	$14,688
Feb 24	$14,647	$15,691	$14,744
Mar 24	$15,140	$16,181	$15,228
Apr 24	$14,642	$15,891	$14,838
May 24	$15,447	$16,352	$15,481
Jun 24	$14,909	$16,336	$15,010
Jul 24	$15,752	$16,714	$15,866
Aug 24	$16,070	$17,190	$16,180
Sep 24	$16,450	$17,654	$16,593
Oct 24	$15,406	$16,787	$15,553
Nov 24	$15,493	$16,636	$15,563
Dec 24	$15,025	$16,312	$15,205
Jan 25	$15,504	$16,969	$15,729
Feb 25	$15,608	$17,205	$15,683
Mar 25	$15,712	$17,166	$15,766
Apr 25	$16,548	$17,786	$16,681
May 25	$17,470	$18,600	$17,616
Jun 25	$18,283	$19,232	$18,382
Jul 25	$18,084	$19,176	$18,367
Aug 25	$18,983	$19,842	$19,216
Sep 25	$19,345	$20,557	$19,522
Oct 25	$19,167	$20,972	$19,363
Nov 25	$19,444	$20,967	$19,600
Dec 25	$19,848	$21,595	$20,046
Jan 26	$20,927	$22,887	$21,206
Feb 26	$22,006	$24,036	$22,222
Mar 26	$20,004	$21,443	$19,794
Apr 26	$21,478	$23,512	$21,562
May 26	$22,193	$24,696	$22,413
Jun 26	$21,476	$24,551	$21,579
Jul 26	$21,781	$24,635	$22,000

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.44%	5.31%	8.10%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE Small Cap Index (Net)...
19.78	5.40	8.20

Key Fund statistics

Table Summary
Net Assets...
$13,203,121,079
Number of Portfolio Holdings...
2,062
Net Investment Advisory Fees...
$49,822,195
Portfolio Turnover Rate...
15%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
23.5%
Financials...
13.5
Consumer Discretionary...
11.9
Materials...
10.5
Information Technology...
10.4
Real Estate...
10.0
Health Care...
5.4
Consumer Staples...
5.4
Communication Services...
3.8
Energy...
3.5
Utilities...
2.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
36.8%
United Kingdom...
13.3
Australia...
9.8
Sweden...
5.0
Switzerland...
4.4
Israel...
4.3
France...
4.0
Germany...
3.9
Italy...
2.7
Norway...
2.4
OtherFootnote Reference(b)...
13.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI EAFE Small-Cap ETF

Annual Shareholder Report — July 31, 2026

SCZ-07/26-AR

iShares China Large-Cap ETF

FXI | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares China Large-Cap ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares China Large-Cap ETF	$74	0.74%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned (0.85)%.

  For the same period, the FTSE Emerging All Cap Index (Net) returned 20.13% and the FTSE China 50 Index (Net) returned (0.50)%.

What contributed to performance?

Large-cap Chinese banks contributed to the Fund’s return during the reporting period, amid solid capital inflows, increased dividend payouts, and continued support for the banking sector from the Chinese government.

What detracted from performance?

The largest detractors from the Fund’s return during the reporting period were stocks in the information technology sector. A company in the technology, hardware, storage and peripherals segment declined due to compressed smartphone margins from rising memory chip costs, falling corporate profits, and intensive capital expenditures on its newly expanded electric vehicle business. The consumer discretionary sector also pressured returns. In the hotels, resorts, and cruise lines segment, a food delivery and hotel booking operator reported substantial losses as it engaged in a price war with competitors. Meanwhile, a major online travel service provider faced an anti-monopoly investigation, weaker revenue growth guidance, and shrinking profit margins. Intense competition, policy changes reducing domestic new energy vehicle incentives, and possible international duties all negatively impacted automobile manufacturers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	FTSE Emerging All Cap Index (Net)	FTSE China 50 Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,587	$10,189	$10,593
Sep 16	$10,689	$10,288	$10,704
Oct 16	$10,538	$10,417	$10,558
Nov 16	$10,649	$9,922	$10,675
Dec 16	$10,218	$9,980	$10,250
Jan 17	$10,706	$10,449	$10,746
Feb 17	$11,090	$10,812	$11,137
Mar 17	$11,145	$11,027	$11,200
Apr 17	$11,180	$11,232	$11,241
May 17	$11,677	$11,387	$11,748
Jun 17	$11,612	$11,451	$11,692
Jul 17	$12,423	$12,089	$12,522
Aug 17	$12,878	$12,432	$12,991
Sep 17	$12,750	$12,316	$12,872
Oct 17	$13,360	$12,641	$13,496
Nov 17	$13,456	$12,683	$13,603
Dec 17	$13,742	$13,182	$13,900
Jan 18	$15,655	$14,299	$15,845
Feb 18	$14,274	$13,706	$14,456
Mar 18	$13,843	$13,361	$14,027
Apr 18	$14,161	$13,247	$14,376
May 18	$13,905	$12,818	$14,122
Jun 18	$13,038	$12,294	$13,236
Jul 18	$13,011	$12,669	$13,214
Aug 18	$12,812	$12,243	$13,021
Sep 18	$12,956	$12,100	$13,174
Oct 18	$11,801	$11,168	$12,005
Nov 18	$12,537	$11,652	$12,761
Dec 18	$12,037	$11,348	$12,258
Jan 19	$13,016	$12,255	$13,261
Feb 19	$13,357	$12,334	$13,617
Mar 19	$13,449	$12,525	$13,718
Apr 19	$13,610	$12,795	$13,889
May 19	$12,296	$12,014	$12,554
Jun 19	$13,159	$12,668	$13,446
Jul 19	$12,823	$12,612	$13,110
Aug 19	$12,072	$12,056	$12,346
Sep 19	$12,346	$12,203	$12,639
Oct 19	$12,746	$12,709	$13,056
Nov 19	$12,574	$12,728	$12,885
Dec 19	$13,690	$13,597	$14,040
Jan 20	$12,586	$12,997	$12,915
Feb 20	$12,630	$12,340	$12,968
Mar 20	$11,823	$10,258	$12,147
Apr 20	$12,099	$11,251	$12,744
May 20	$12,171	$11,369	$12,521
Jun 20	$12,617	$12,217	$12,993
Jul 20	$13,155	$13,292	$13,561
Aug 20	$13,940	$13,589	$14,385
Sep 20	$13,152	$13,311	$13,586
Oct 20	$13,921	$13,606	$14,390
Nov 20	$14,876	$14,754	$15,390
Dec 20	$15,067	$15,654	$15,604
Jan 21	$15,819	$16,133	$16,397
Feb 21	$15,620	$16,371	$16,202
Mar 21	$14,798	$16,141	$15,355
Apr 21	$14,859	$16,599	$15,430
May 21	$14,817	$17,005	$15,328
Jun 21	$14,927	$17,043	$15,510
Jul 21	$13,006	$15,978	$13,563
Aug 21	$13,206	$16,476	$13,769
Sep 21	$12,552	$15,929	$13,075
Oct 21	$12,990	$16,105	$13,675
Nov 21	$12,249	$15,565	$12,855
Dec 21	$11,897	$15,839	$12,484
Jan 22	$12,298	$15,693	$12,506
Feb 22	$11,356	$15,254	$11,863
Mar 22	$10,441	$14,981	$11,192
Apr 22	$10,124	$14,174	$10,886
May 22	$10,413	$14,164	$11,022
Jun 22	$11,075	$13,386	$11,560
Jul 22	$9,944	$13,300	$10,462
Aug 22	$9,923	$13,468	$10,478
Sep 22	$8,465	$12,063	$8,917
Oct 22	$6,834	$11,599	$7,187
Nov 22	$9,185	$13,176	$9,451
Dec 22	$9,471	$13,060	$10,045
Jan 23	$10,619	$13,960	$11,168
Feb 23	$9,360	$13,145	$9,853
Mar 23	$9,859	$13,447	$10,437
Apr 23	$9,468	$13,326	$9,911
May 23	$8,701	$13,057	$9,185
Jun 23	$9,152	$13,597	$9,639
Jul 23	$10,214	$14,406	$10,697
Aug 23	$9,216	$13,663	$9,729
Sep 23	$8,947	$13,404	$9,537
Oct 23	$8,555	$12,893	$9,069
Nov 23	$8,457	$13,813	$8,986
Dec 23	$8,252	$14,308	$8,747
Jan 24	$7,494	$13,814	$7,924
Feb 24	$8,106	$14,373	$8,675
Mar 24	$8,304	$14,605	$8,808
Apr 24	$8,837	$14,843	$9,521
May 24	$9,153	$14,983	$9,655
Jun 24	$9,021	$15,430	$9,628
Jul 24	$8,914	$15,521	$9,529
Aug 24	$9,175	$15,821	$9,856
Sep 24	$10,997	$17,069	$12,107
Oct 24	$10,909	$16,395	$11,630
Nov 24	$10,457	$15,924	$11,111
Dec 24	$10,735	$15,971	$11,544
Jan 25	$11,188	$16,019	$11,814
Feb 25	$12,373	$16,034	$13,181
Mar 25	$12,569	$16,166	$13,424
Apr 25	$11,906	$16,299	$12,820
May 25	$12,360	$16,988	$13,353
Jun 25	$13,061	$17,764	$13,933
Jul 25	$13,325	$18,059	$14,297
Aug 25	$13,854	$18,463	$14,636
Sep 25	$14,659	$19,562	$15,829
Oct 25	$14,130	$19,907	$15,170
Nov 25	$14,061	$19,572	$15,056
Dec 25	$13,849	$19,882	$14,904
Jan 26	$14,316	$20,991	$15,526
Feb 26	$13,408	$21,535	$14,535
Mar 26	$12,868	$19,337	$13,641
Apr 26	$13,232	$21,363	$14,085
May 26	$12,679	$22,118	$13,656
Jun 26	$11,514	$21,730	$12,366
Jul 26	$13,212	$21,694	$14,226

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(0.85)%	0.31%	2.82%
FTSE Emerging All Cap Index (Net)...
20.13	6.31	8.05
FTSE China 50 Index (Net)...
(0.50)	0.96	3.59

Key Fund statistics

Table Summary
Net Assets...
$4,343,813,587
Number of Portfolio Holdings...
53
Net Investment Advisory Fees...
$45,297,269
Portfolio Turnover Rate...
18%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
34.8%
Consumer Discretionary...
27.0
Communication Services...
16.7
Information Technology...
5.6
Energy...
4.7
Materials...
3.5
Industrials...
3.1
Health Care...
2.5
Real Estate...
1.0
Consumer Staples...
0.8
Utilities...
0.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Alibaba Group Holding Ltd...
9.5%
Tencent Holdings Ltd...
9.0
China Construction Bank Corp., Class H...
8.9
Industrial & Commercial Bank of China Ltd., Class H...
6.2
Meituan, Class B...
5.2
Xiaomi Corp., Class B...
5.1
Ping An Insurance Group Co. of China Ltd., Class H...
3.9
NetEase, Inc...
3.9
Bank of China Ltd., Class H...
3.8
BYD Co. Ltd., Class H...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares China Large-Cap ETF

Annual Shareholder Report — July 31, 2026

FXI-07/26-AR

iShares MSCI China A ETF

CNYA | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI China A ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China A ETF	$66	0.60%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 20.34%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 36.44% and the MSCI China A Inclusion Index (Spliced) returned 20.93%.

What contributed to performance?

Information technology stocks meaningfully contributed to the Fund’s return during the reporting period. Firms that supply semiconductors and semiconductor materials and equipment rallied on heightened domestic demand for homegrown artificial intelligence (“AI”) chips and a massive government push to replace foreign technology with local alternatives. Electric component manufacturers that supply essential network parts to global data centers were supported by AI spending. Metals and mining stocks in the materials sector also contributed amid higher commodity prices.

What detracted from performance?

The consumer discretionary sector detracted from the Fund’s return during the reporting period. Intense competition, policy changes reducing domestic new energy vehicle incentives, and possible international duties all negatively impacted automobile manufacturers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI China A Inclusion Index (Spliced)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,315	$10,248	$10,340
Sep 16	$10,070	$10,380	$10,089
Oct 16	$10,164	$10,405	$10,192
Nov 16	$10,526	$9,926	$10,547
Dec 16	$9,820	$9,948	$9,837
Jan 17	$10,148	$10,492	$10,152
Feb 17	$10,388	$10,813	$10,397
Mar 17	$10,372	$11,086	$10,346
Apr 17	$10,337	$11,329	$10,291
May 17	$10,503	$11,664	$10,431
Jun 17	$11,149	$11,781	$11,067
Jul 17	$11,565	$12,484	$11,481
Aug 17	$12,040	$12,762	$11,954
Sep 17	$12,036	$12,711	$11,959
Oct 17	$12,496	$13,157	$12,404
Nov 17	$12,385	$13,184	$12,120
Dec 17	$12,683	$13,657	$12,358
Jan 18	$13,775	$14,795	$13,412
Feb 18	$12,934	$14,113	$12,508
Mar 18	$12,635	$13,831	$12,199
Apr 18	$12,133	$13,789	$11,667
May 18	$12,209	$13,300	$11,536
Jun 18	$10,996	$12,748	$10,391
Jul 18	$10,832	$13,028	$10,246
Aug 18	$10,236	$12,676	$9,664
Sep 18	$10,548	$12,608	$9,964
Oct 18	$9,543	$11,510	$9,009
Nov 18	$9,619	$11,985	$9,090
Dec 18	$9,352	$11,667	$8,836
Jan 19	$10,216	$12,689	$9,652
Feb 19	$11,585	$12,717	$10,951
Mar 19	$12,135	$12,824	$11,482
Apr 19	$12,234	$13,094	$11,576
May 19	$11,085	$12,144	$10,490
Jun 19	$11,833	$12,902	$11,185
Jul 19	$11,912	$12,744	$11,279
Aug 19	$11,439	$12,123	$10,833
Sep 19	$11,484	$12,354	$10,882
Oct 19	$11,867	$12,875	$11,242
Nov 19	$11,717	$12,857	$11,115
Dec 19	$12,678	$13,817	$12,032
Jan 20	$12,443	$13,172	$11,815
Feb 20	$12,389	$12,478	$11,763
Mar 20	$11,505	$10,556	$10,926
Apr 20	$12,297	$11,523	$11,679
May 20	$12,054	$11,611	$11,447
Jun 20	$13,315	$12,465	$12,640
Jul 20	$15,295	$13,579	$14,539
Aug 20	$16,026	$13,879	$15,237
Sep 20	$15,333	$13,656	$14,576
Oct 20	$15,829	$13,937	$15,054
Nov 20	$16,804	$15,226	$15,985
Dec 20	$18,101	$16,346	$17,230
Jan 21	$18,771	$16,847	$17,880
Feb 21	$18,491	$16,976	$17,613
Mar 21	$17,321	$16,719	$16,509
Apr 21	$18,058	$17,136	$17,213
May 21	$19,148	$17,332	$18,204
Jun 21	$18,865	$17,563	$18,026
Jul 21	$17,710	$16,381	$16,841
Aug 21	$17,863	$16,810	$17,030
Sep 21	$18,016	$16,142	$17,238
Oct 21	$18,415	$16,301	$17,590
Nov 21	$18,398	$15,637	$17,540
Dec 21	$18,637	$15,930	$17,782
Jan 22	$17,197	$15,629	$16,217
Feb 22	$17,499	$15,162	$16,636
Mar 22	$15,811	$14,819	$15,196
Apr 22	$14,261	$13,995	$13,727
May 22	$14,738	$14,057	$14,107
Jun 22	$16,260	$13,122	$15,454
Jul 22	$15,198	$13,090	$14,497
Aug 22	$14,512	$13,145	$13,958
Sep 22	$13,146	$11,604	$12,633
Oct 22	$11,960	$11,243	$11,433
Nov 22	$13,684	$12,911	$12,919
Dec 22	$13,734	$12,730	$13,176
Jan 23	$15,145	$13,735	$14,430
Feb 23	$14,401	$12,844	$13,792
Mar 23	$14,390	$13,233	$13,791
Apr 23	$14,128	$13,083	$13,507
May 23	$12,994	$12,864	$12,426
Jun 23	$12,900	$13,352	$12,321
Jul 23	$13,746	$14,183	$13,151
Aug 23	$12,640	$13,309	$12,105
Sep 23	$12,431	$12,961	$11,888
Oct 23	$11,929	$12,458	$11,430
Nov 23	$12,074	$13,455	$11,590
Dec 23	$11,879	$13,981	$11,400
Jan 24	$10,875	$13,332	$10,451
Feb 24	$11,948	$13,966	$11,494
Mar 24	$11,886	$14,273	$11,413
Apr 24	$12,189	$14,376	$11,762
May 24	$12,126	$14,457	$11,657
Jun 24	$11,664	$15,027	$11,242
Jul 24	$11,795	$15,072	$11,340
Aug 24	$11,567	$15,315	$11,158
Sep 24	$14,015	$16,338	$13,654
Oct 24	$13,504	$15,611	$13,013
Nov 24	$13,380	$15,051	$12,841
Dec 24	$13,195	$15,030	$12,734
Jan 25	$12,898	$15,298	$12,464
Feb 25	$13,207	$15,373	$12,717
Mar 25	$13,202	$15,470	$12,742
Apr 25	$12,797	$15,673	$12,364
May 25	$13,081	$16,342	$12,712
Jun 25	$13,607	$17,324	$13,157
Jul 25	$14,076	$17,662	$13,673
Aug 25	$15,807	$17,889	$15,322
Sep 25	$16,267	$19,168	$15,756
Oct 25	$16,265	$19,969	$15,803
Nov 25	$16,009	$19,492	$15,502
Dec 25	$16,571	$20,075	$16,106
Jan 26	$16,963	$21,852	$16,574
Feb 26	$17,379	$23,053	$16,944
Mar 26	$16,383	$20,042	$15,729
Apr 26	$17,726	$22,990	$17,191
May 26	$18,055	$25,217	$17,598
Jun 26	$18,562	$24,862	$17,997
Jul 26	$16,939	$24,098	$16,535

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.34%	(0.89)%	5.41%
MSCI Emerging Markets Index (Net)...
36.44	8.03	9.19
MSCI China A Inclusion Index (Spliced)...
20.93	(0.37)	5.16

Key Fund statistics

Table Summary
Net Assets...
$200,474,711
Number of Portfolio Holdings...
413
Net Investment Advisory Fees...
$1,348,170
Portfolio Turnover Rate...
67%

The MSCI China A Inclusion Index (Spliced) reflects the performance of the MSCI China A International Index (Net) through April 25, 2018 and the MSCI China A Inclusion Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
28.9%
Financials...
19.8
Industrials...
14.7
Materials...
11.7
Consumer Staples...
7.2
Consumer Discretionary...
4.7
Health Care...
4.5
Utilities...
3.5
Energy...
3.2
Communication Services...
1.3
Real Estate...
0.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Contemporary Amperex Technology Co. Ltd., Class A...
3.7%
Kweichow Moutai Co. Ltd., Class A...
3.6
Zhongji Innolight Co. Ltd., Class A...
2.1
China Merchants Bank Co. Ltd., Class A...
1.7
Cambricon Technologies Corp. Ltd., Class A...
1.5
China Yangtze Power Co. Ltd., Class A...
1.5
Zijin Mining Group Co. Ltd., Class A...
1.4
Hygon Information Technology Co. Ltd., Class A...
1.3
Foxconn Industrial Internet Co. Ltd., Class A...
1.2
Agricultural Bank of China Ltd., Class A...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI China A ETF

Annual Shareholder Report — July 31, 2026

CNYA-07/26-AR

iShares Global Equity Factor ETF

GLOF | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Global Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Equity Factor ETF	$22	0.20%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 23.52%.

  For the same period, the S&P Global Broad Market Index (Net) returned 21.97% and the STOXX Global Equity Factor Index (Spliced) returned 23.38%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. Additionally, technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by artificial intelligence (“AI”) related data growth. Semiconductors and semiconductor equipment stocks benefited from robust demand for AI, cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. An interactive media and services company in the communication sector gained amid resilient digital advertising demand, continued growth in cloud computing, and expanding monetization of AI across search and other platforms.

What detracted from performance?

During the reporting period, software and services stocks in the United States detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	STOXX Global Equity Factor Index (Spliced)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,055	$10,036	$10,062
Sep 16	$10,182	$10,109	$10,179
Oct 16	$9,966	$9,916	$9,960
Nov 16	$10,089	$10,018	$10,087
Dec 16	$10,233	$10,233	$10,234
Jan 17	$10,563	$10,512	$10,566
Feb 17	$10,884	$10,801	$10,919
Mar 17	$11,021	$10,929	$11,060
Apr 17	$11,235	$11,105	$11,274
May 17	$11,565	$11,332	$11,598
Jun 17	$11,651	$11,401	$11,680
Jul 17	$11,997	$11,713	$12,029
Aug 17	$12,083	$11,755	$12,124
Sep 17	$12,429	$12,005	$12,447
Oct 17	$12,822	$12,250	$12,827
Nov 17	$13,099	$12,490	$13,093
Dec 17	$13,265	$12,695	$13,248
Jan 18	$14,043	$13,378	$14,046
Feb 18	$13,597	$12,823	$13,614
Mar 18	$13,374	$12,574	$13,439
Apr 18	$13,387	$12,699	$13,419
May 18	$13,501	$12,747	$13,512
Jun 18	$13,158	$12,662	$13,176
Jul 18	$13,453	$13,007	$13,455
Aug 18	$13,545	$13,122	$13,556
Sep 18	$13,506	$13,144	$13,499
Oct 18	$12,348	$12,108	$12,352
Nov 18	$12,520	$12,295	$12,531
Dec 18	$11,568	$11,406	$11,576
Jan 19	$12,686	$12,324	$12,688
Feb 19	$12,989	$12,663	$13,005
Mar 19	$12,949	$12,791	$12,958
Apr 19	$13,194	$13,209	$13,222
May 19	$12,316	$12,429	$12,361
Jun 19	$13,197	$13,222	$13,238
Jul 19	$13,170	$13,252	$13,185
Aug 19	$12,792	$12,922	$12,798
Sep 19	$13,080	$13,190	$13,081
Oct 19	$13,413	$13,557	$13,418
Nov 19	$13,787	$13,889	$13,787
Dec 19	$14,225	$14,380	$14,231
Jan 20	$13,909	$14,185	$13,920
Feb 20	$12,776	$13,027	$12,798
Mar 20	$10,995	$11,153	$11,016
Apr 20	$12,068	$12,371	$12,127
May 20	$12,621	$12,947	$12,659
Jun 20	$12,856	$13,360	$12,901
Jul 20	$13,553	$14,034	$13,613
Aug 20	$14,037	$14,888	$14,095
Sep 20	$13,682	$14,428	$13,732
Oct 20	$13,419	$14,120	$13,475
Nov 20	$14,876	$15,921	$14,945
Dec 20	$15,652	$16,711	$15,729
Jan 21	$15,745	$16,685	$15,798
Feb 21	$16,215	$17,142	$16,270
Mar 21	$16,867	$17,567	$16,944
Apr 21	$17,445	$18,319	$17,540
May 21	$17,803	$18,589	$17,922
Jun 21	$17,835	$18,812	$17,957
Jul 21	$17,911	$18,890	$18,025
Aug 21	$18,272	$19,360	$18,415
Sep 21	$17,281	$18,600	$17,441
Oct 21	$17,835	$19,477	$17,978
Nov 21	$17,497	$18,931	$17,637
Dec 21	$18,554	$19,669	$18,708
Jan 22	$17,528	$18,633	$17,604
Feb 22	$17,339	$18,208	$17,479
Mar 22	$17,529	$18,558	$17,734
Apr 22	$16,342	$17,079	$16,536
May 22	$16,466	$17,087	$16,608
Jun 22	$14,886	$15,620	$14,980
Jul 22	$15,927	$16,717	$16,020
Aug 22	$15,376	$16,138	$15,515
Sep 22	$14,013	$14,575	$14,133
Oct 22	$15,058	$15,449	$15,173
Nov 22	$16,252	$16,628	$16,307
Dec 22	$15,481	$16,004	$15,603
Jan 23	$16,534	$17,175	$16,629
Feb 23	$15,978	$16,696	$16,106
Mar 23	$16,409	$17,093	$16,512
Apr 23	$16,628	$17,307	$16,726
May 23	$16,458	$17,098	$16,547
Jun 23	$17,418	$18,091	$17,497
Jul 23	$18,052	$18,784	$18,169
Aug 23	$17,577	$18,237	$17,718
Sep 23	$16,945	$17,481	$17,102
Oct 23	$16,495	$16,890	$16,592
Nov 23	$18,019	$18,445	$18,158
Dec 23	$18,945	$19,416	$19,100
Jan 24	$19,178	$19,452	$19,390
Feb 24	$20,033	$20,274	$20,187
Mar 24	$20,630	$20,893	$20,779
Apr 24	$19,963	$20,203	$20,161
May 24	$20,963	$21,008	$21,089
Jun 24	$21,347	$21,378	$21,514
Jul 24	$21,655	$21,827	$21,816
Aug 24	$22,193	$22,324	$22,342
Sep 24	$22,577	$22,853	$22,696
Oct 24	$21,955	$22,326	$22,069
Nov 24	$22,810	$23,188	$22,880
Dec 24	$22,252	$22,570	$22,370
Jan 25	$23,006	$23,290	$23,150
Feb 25	$22,858	$23,081	$22,927
Mar 25	$21,991	$22,198	$22,013
Apr 25	$22,372	$22,411	$22,418
May 25	$23,667	$23,703	$23,730
Jun 25	$24,894	$24,774	$24,919
Jul 25	$25,208	$25,111	$25,319
Aug 25	$25,862	$25,818	$25,929
Sep 25	$26,723	$26,688	$26,752
Oct 25	$27,248	$27,219	$27,306
Nov 25	$27,319	$27,244	$27,354
Dec 25	$27,520	$27,526	$27,583
Jan 26	$28,295	$28,421	$28,392
Feb 26	$28,832	$28,890	$28,922
Mar 26	$27,136	$26,760	$26,951
Apr 26	$29,695	$29,468	$29,671
May 26	$31,109	$30,931	$31,180
Jun 26	$30,948	$30,719	$30,906
Jul 26	$31,136	$30,629	$31,240

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
23.52%	11.69%	12.03%
S&P Global Broad Market Index (Net)...
21.97	10.15	11.84
STOXX Global Equity Factor Index (Spliced)...
23.38	11.63	12.07

Key Fund statistics

Table Summary
Net Assets...
$216,203,463
Number of Portfolio Holdings...
672
Net Investment Advisory Fees...
$341,513
Portfolio Turnover Rate...
22%

The STOXX Global Equity Factor Index (Spliced) reflects the performance of the MSCI ACWI Diversified Multiple-Factor Index (Net) through February 28, 2023 and the STOXX Global Equity Factor Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.2%
Financials...
17.2
Consumer Discretionary...
10.2
Industrials...
9.3
Health Care...
8.8
Communication Services...
7.7
Consumer Staples...
5.6
Energy...
4.2
Materials...
3.1
Utilities...
2.6
Real Estate...
1.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
60.1%
Japan...
6.8
China...
3.1
United Kingdom...
2.9
South Korea...
2.9
Taiwan...
2.8
Switzerland...
2.5
Canada...
2.2
Australia...
1.6
Italy...
1.4
OtherFootnote Reference(b)...
13.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The contractual fee waiver has been extended through November 29, 2030.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, STOXX Ltd., MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Equity Factor ETF

Annual Shareholder Report — July 31, 2026

GLOF-07/26-AR

iShares International Equity Factor ETF

INTF | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares International Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor ETF	$17	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 28.58%.

  For the same period, the S&P Developed ex US Broad Market Index (Net) returned 29.02% and the STOXX International Equity Factor Index (Spliced) returned 27.54%.

What contributed to performance?

Japanese stocks contributed the most to the Fund’s return during the reporting period. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the financials sector. Additionally, artificial intelligence (“AI”) and data-center infrastructure demand helped drive stocks in the industrials sector, including electrical equipment companies. In the United Kingdom, diversified banks in the financials sector benefited from resilient profitability and strong capital positions. While interest rates were lowered by the Bank of England during the reporting period, they remained elevated to support bank margins and lending income. Swiss pharmaceutical companies gained due to soaring global demand for next-generation treatments, strong patent portfolios protecting core blockbuster drugs, and a wave of strategic acquisitions that expanded their oncology and weight-loss pipelines.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Developed ex US Broad Market Index (Net)	STOXX International Equity Factor Index (Spliced)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,004	$10,004	$9,999
Sep 16	$10,214	$10,148	$10,207
Oct 16	$10,000	$9,923	$9,996
Nov 16	$9,811	$9,743	$9,816
Dec 16	$10,071	$10,034	$10,083
Jan 17	$10,347	$10,359	$10,366
Feb 17	$10,494	$10,505	$10,517
Mar 17	$10,771	$10,769	$10,795
Apr 17	$11,125	$11,010	$11,135
May 17	$11,471	$11,403	$11,483
Jun 17	$11,480	$11,424	$11,497
Jul 17	$11,884	$11,769	$11,903
Aug 17	$11,941	$11,767	$11,965
Sep 17	$12,288	$12,063	$12,306
Oct 17	$12,494	$12,276	$12,519
Nov 17	$12,582	$12,415	$12,615
Dec 17	$12,906	$12,655	$12,946
Jan 18	$13,622	$13,243	$13,670
Feb 18	$13,143	$12,627	$13,189
Mar 18	$12,839	$12,423	$12,916
Apr 18	$13,076	$12,713	$13,121
May 18	$12,946	$12,488	$12,995
Jun 18	$12,539	$12,298	$12,592
Jul 18	$12,815	$12,535	$12,873
Aug 18	$12,562	$12,352	$12,612
Sep 18	$12,729	$12,429	$12,776
Oct 18	$11,547	$11,359	$11,589
Nov 18	$11,429	$11,376	$11,474
Dec 18	$10,884	$10,778	$10,928
Jan 19	$11,836	$11,576	$11,888
Feb 19	$11,992	$11,843	$12,047
Mar 19	$12,024	$11,875	$12,076
Apr 19	$12,194	$12,184	$12,249
May 19	$11,548	$11,578	$11,592
Jun 19	$12,266	$12,246	$12,323
Jul 19	$12,013	$12,084	$12,069
Aug 19	$11,601	$11,778	$11,659
Sep 19	$11,934	$12,118	$11,993
Oct 19	$12,289	$12,540	$12,354
Nov 19	$12,481	$12,700	$12,551
Dec 19	$12,855	$13,161	$12,933
Jan 20	$12,579	$12,871	$12,664
Feb 20	$11,357	$11,714	$11,437
Mar 20	$9,655	$10,028	$9,718
Apr 20	$10,426	$10,803	$10,505
May 20	$10,773	$11,313	$10,844
Jun 20	$11,036	$11,697	$11,113
Jul 20	$11,529	$12,049	$11,610
Aug 20	$11,992	$12,707	$12,076
Sep 20	$11,727	$12,419	$11,812
Oct 20	$11,225	$11,975	$11,308
Nov 20	$12,629	$13,800	$12,721
Dec 20	$13,250	$14,553	$13,344
Jan 21	$13,177	$14,432	$13,266
Feb 21	$13,493	$14,791	$13,586
Mar 21	$13,965	$15,122	$14,058
Apr 21	$14,519	$15,617	$14,618
May 21	$15,050	$16,130	$15,124
Jun 21	$14,905	$15,955	$14,992
Jul 21	$14,984	$16,017	$15,068
Aug 21	$15,059	$16,295	$15,174
Sep 21	$14,422	$15,799	$14,584
Oct 21	$14,691	$16,191	$14,777
Nov 21	$14,079	$15,389	$14,152
Dec 21	$14,772	$16,136	$14,893
Jan 22	$14,285	$15,274	$14,283
Feb 22	$14,068	$15,066	$14,195
Mar 22	$14,183	$15,215	$14,418
Apr 22	$13,303	$14,183	$13,518
May 22	$13,587	$14,270	$13,687
Jun 22	$12,311	$12,847	$12,368
Jul 22	$12,891	$13,528	$12,935
Aug 22	$12,117	$12,932	$12,297
Sep 22	$10,980	$11,622	$11,135
Oct 22	$11,605	$12,239	$11,709
Nov 22	$13,192	$13,538	$13,041
Dec 22	$12,947	$13,471	$13,040
Jan 23	$14,033	$14,583	$14,077
Feb 23	$13,619	$14,204	$13,783
Mar 23	$13,955	$14,496	$14,032
Apr 23	$14,311	$14,838	$14,389
May 23	$13,714	$14,272	$13,748
Jun 23	$14,418	$14,903	$14,459
Jul 23	$14,872	$15,440	$14,982
Aug 23	$14,339	$14,832	$14,454
Sep 23	$13,879	$14,298	$14,019
Oct 23	$13,451	$13,635	$13,446
Nov 23	$14,533	$14,962	$14,618
Dec 23	$15,322	$15,825	$15,407
Jan 24	$15,364	$15,773	$15,602
Feb 24	$15,760	$16,070	$15,837
Mar 24	$16,288	$16,611	$16,342
Apr 24	$15,840	$16,163	$16,008
May 24	$16,708	$16,730	$16,684
Jun 24	$16,276	$16,490	$16,325
Jul 24	$16,817	$17,042	$16,872
Aug 24	$17,362	$17,514	$17,389
Sep 24	$17,541	$17,723	$17,594
Oct 24	$16,573	$16,795	$16,634
Nov 24	$16,656	$16,811	$16,662
Dec 24	$16,225	$16,339	$16,325
Jan 25	$16,932	$17,107	$17,085
Feb 25	$17,405	$17,328	$17,391
Mar 25	$17,436	$17,245	$17,369
Apr 25	$18,231	$18,067	$18,248
May 25	$19,147	$18,968	$19,152
Jun 25	$19,685	$19,577	$19,623
Jul 25	$19,351	$19,434	$19,500
Aug 25	$20,273	$20,264	$20,337
Sep 25	$20,720	$20,758	$20,692
Oct 25	$20,888	$21,106	$20,907
Nov 25	$21,306	$21,257	$21,311
Dec 25	$21,977	$21,953	$22,042
Jan 26	$23,148	$23,301	$23,251
Feb 26	$24,321	$24,701	$24,407
Mar 26	$22,695	$21,961	$22,269
Apr 26	$23,929	$24,014	$23,828
May 26	$24,265	$25,240	$24,291
Jun 26	$24,303	$25,003	$24,211
Jul 26	$24,883	$25,074	$24,870

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
28.58%	10.68%	9.54%
S&P Developed ex US Broad Market Index (Net)...
29.02	9.38	9.63
STOXX International Equity Factor Index (Spliced)...
27.54	10.54	9.54

Key Fund statistics

Table Summary
Net Assets...
$3,616,405,953
Number of Portfolio Holdings...
486
Net Investment Advisory Fees...
$4,517,494
Portfolio Turnover Rate...
20%

The STOXX International Equity Factor Index (Spliced) reflects the performance of the MSCI World ex USA Diversified Multiple-Factor Index (Net) through May 31, 2022 and the STOXX International Equity Factor Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.7%
Industrials...
17.5
Information Technology...
9.8
Consumer Discretionary...
9.6
Health Care...
7.9
Materials...
6.6
Consumer Staples...
5.8
Energy...
5.3
Utilities...
4.2
Communication Services...
3.1
Real Estate...
2.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
24.4%
United Kingdom...
12.8
Switzerland...
8.2
France...
7.4
Canada...
7.3
Germany...
6.8
Australia...
6.6
Netherlands...
5.2
Italy...
4.1
Spain...
3.8
OtherFootnote Reference(b)...
13.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, STOXX Ltd., MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares International Equity Factor ETF

Annual Shareholder Report — July 31, 2026

INTF-07/26-AR

iShares International Small-Cap Equity Factor ETF

ISCF | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares International Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Small-Cap Equity Factor ETF	$26	0.24%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 19.40%.

  For the same period, the S&P Developed ex US Broad Market Index (Net) returned 29.02% and the STOXX International Small-Cap Equity Factor Index (Spliced) returned 18.38%.

What contributed to performance?

Japanese small-cap stocks were the most meaningful contributors to the Fund’s return during the reporting period, as continued growth in domestic consumption supported companies with greater exposure to the country's economy. In the industrials sector, capital goods companies were meaningful contributors, while diversified chemicals companies in the materials sector also benefited, as they are pivotal manufacturers of materials needed for modern machines and artificial intelligence chips. In Canada, higher commodity prices drove metals and mining stocks in the materials sector higher. Australia’s metals and mining firms also benefited from surging copper prices, a rally in lithium, stable iron-ore prices, and record-high gold prices.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Developed ex US Broad Market Index (Net)	STOXX International Small-Cap Equity Factor Index (Spliced)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,770	$10,004	$9,774
Sep 16	$10,146	$10,148	$10,147
Oct 16	$9,830	$9,923	$9,828
Nov 16	$9,557	$9,743	$9,555
Dec 16	$9,744	$10,034	$9,750
Jan 17	$10,183	$10,359	$10,188
Feb 17	$10,404	$10,505	$10,423
Mar 17	$10,634	$10,769	$10,654
Apr 17	$11,056	$11,010	$11,081
May 17	$11,439	$11,403	$11,480
Jun 17	$11,436	$11,424	$11,485
Jul 17	$11,891	$11,769	$11,934
Aug 17	$12,070	$11,767	$12,120
Sep 17	$12,504	$12,063	$12,548
Oct 17	$12,732	$12,276	$12,790
Nov 17	$12,886	$12,415	$12,944
Dec 17	$13,275	$12,655	$13,345
Jan 18	$13,871	$13,243	$13,958
Feb 18	$13,436	$12,627	$13,528
Mar 18	$13,210	$12,423	$13,362
Apr 18	$13,436	$12,713	$13,511
May 18	$13,415	$12,488	$13,499
Jun 18	$13,111	$12,298	$13,214
Jul 18	$13,169	$12,535	$13,253
Aug 18	$13,120	$12,352	$13,196
Sep 18	$12,995	$12,429	$13,049
Oct 18	$11,758	$11,359	$11,818
Nov 18	$11,617	$11,376	$11,663
Dec 18	$10,861	$10,778	$10,905
Jan 19	$11,796	$11,576	$11,840
Feb 19	$12,081	$11,843	$12,124
Mar 19	$11,972	$11,875	$12,011
Apr 19	$12,278	$12,184	$12,318
May 19	$11,725	$11,578	$11,771
Jun 19	$12,299	$12,246	$12,353
Jul 19	$12,274	$12,084	$12,330
Aug 19	$11,891	$11,778	$11,946
Sep 19	$12,163	$12,118	$12,228
Oct 19	$12,622	$12,540	$12,695
Nov 19	$12,971	$12,700	$13,060
Dec 19	$13,679	$13,161	$13,779
Jan 20	$13,372	$12,871	$13,476
Feb 20	$11,973	$11,714	$12,069
Mar 20	$9,951	$10,028	$10,024
Apr 20	$11,040	$10,803	$11,134
May 20	$11,701	$11,313	$11,796
Jun 20	$11,927	$11,697	$12,038
Jul 20	$12,416	$12,049	$12,532
Aug 20	$13,119	$12,707	$13,249
Sep 20	$13,023	$12,419	$13,159
Oct 20	$12,530	$11,975	$12,666
Nov 20	$13,839	$13,800	$13,994
Dec 20	$14,758	$14,553	$14,930
Jan 21	$14,789	$14,432	$14,962
Feb 21	$14,878	$14,791	$15,057
Mar 21	$15,422	$15,122	$15,608
Apr 21	$16,136	$15,617	$16,339
May 21	$16,490	$16,130	$16,729
Jun 21	$16,422	$15,955	$16,620
Jul 21	$16,789	$16,017	$16,974
Aug 21	$16,973	$16,295	$17,198
Sep 21	$16,274	$15,799	$16,547
Oct 21	$16,731	$16,191	$16,927
Nov 21	$15,871	$15,389	$16,038
Dec 21	$16,709	$16,136	$16,935
Jan 22	$15,921	$15,274	$16,019
Feb 22	$15,913	$15,066	$16,132
Mar 22	$15,823	$15,215	$16,170
Apr 22	$14,840	$14,183	$15,166
May 22	$15,031	$14,270	$15,246
Jun 22	$13,506	$12,847	$13,652
Jul 22	$14,470	$13,528	$14,611
Aug 22	$13,703	$12,932	$13,983
Sep 22	$12,206	$11,622	$12,435
Oct 22	$12,884	$12,239	$13,091
Nov 22	$14,375	$13,538	$14,334
Dec 22	$14,192	$13,471	$14,393
Jan 23	$15,139	$14,583	$15,301
Feb 23	$14,642	$14,204	$14,912
Mar 23	$14,651	$14,496	$14,864
Apr 23	$14,924	$14,838	$15,128
May 23	$14,236	$14,272	$14,408
Jun 23	$14,783	$14,903	$14,980
Jul 23	$15,444	$15,440	$15,714
Aug 23	$14,911	$14,832	$15,169
Sep 23	$14,232	$14,298	$14,506
Oct 23	$13,591	$13,635	$13,735
Nov 23	$14,758	$14,962	$15,003
Dec 23	$15,827	$15,825	$16,083
Jan 24	$15,463	$15,773	$15,863
Feb 24	$15,669	$16,070	$15,912
Mar 24	$16,276	$16,611	$16,509
Apr 24	$15,827	$16,163	$16,151
May 24	$16,704	$16,730	$16,868
Jun 24	$16,142	$16,490	$16,369
Jul 24	$16,922	$17,042	$17,156
Aug 24	$17,258	$17,514	$17,498
Sep 24	$17,700	$17,723	$17,979
Oct 24	$16,728	$16,795	$16,983
Nov 24	$16,913	$16,811	$17,150
Dec 24	$16,512	$16,339	$16,834
Jan 25	$16,925	$17,107	$17,303
Feb 25	$17,128	$17,328	$17,377
Mar 25	$17,282	$17,245	$17,494
Apr 25	$18,255	$18,067	$18,547
May 25	$19,353	$18,968	$19,656
Jun 25	$20,314	$19,577	$20,565
Jul 25	$20,147	$19,434	$20,574
Aug 25	$21,056	$20,264	$21,429
Sep 25	$21,559	$20,758	$21,882
Oct 25	$21,310	$21,106	$21,650
Nov 25	$21,609	$21,257	$21,933
Dec 25	$22,137	$21,953	$22,516
Jan 26	$23,458	$23,301	$23,905
Feb 26	$24,458	$24,701	$24,873
Mar 26	$22,251	$21,961	$22,230
Apr 26	$23,676	$24,014	$23,939
May 26	$24,197	$25,240	$24,570
Jun 26	$23,547	$25,003	$23,789
Jul 26	$24,055	$25,074	$24,356

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
19.40%	7.46%	9.17%
S&P Developed ex US Broad Market Index (Net)...
29.02	9.38	9.63
STOXX International Small-Cap Equity Factor Index (Spliced)...
18.38	7.49	9.31

Key Fund statistics

Table Summary
Net Assets...
$658,104,654
Number of Portfolio Holdings...
1,167
Net Investment Advisory Fees...
$1,299,343
Portfolio Turnover Rate...
25%

The STOXX International Small-Cap Equity Factor Index (Spliced) reflects the performance of the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (Net) through February 28, 2023 and the STOXX International Small-Cap Equity Factor Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
22.8%
Financials...
14.2
Consumer Discretionary...
13.1
Materials...
11.2
Information Technology...
9.6
Real Estate...
8.6
Health Care...
5.3
Energy...
4.3
Consumer Staples...
3.7
Communication Services...
3.6
Utilities...
3.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
25.3%
United Kingdom...
13.5
Canada...
10.2
Australia...
7.3
Switzerland...
5.8
Germany...
5.7
France...
5.6
Netherlands...
3.5
Italy...
3.3
Spain...
3.1
OtherFootnote Reference(b)...
16.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, STOXX Ltd., MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares International Small-Cap Equity Factor ETF

Annual Shareholder Report — July 31, 2026

ISCF-07/26-AR

iShares MSCI EAFE Growth ETF

EFG | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI EAFE Growth ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Growth ETF	$38	0.35%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 15.91%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE Growth Index (Net) returned 15.18%.

What contributed to performance?

Growth stocks from Japan were the largest contributors to the Fund’s return during the reporting period. Japanese information technology stocks also contributed, supported by semiconductor and semiconductor equipment makers that are key suppliers to the global artificial intelligence (“AI”) chip supply chain. Also contributing was a Dutch supplier of chipmaking machines. The company is currently the sole manufacturer of the advanced lithography equipment needed to produce the most powerful chips, and surging demand for these technologies has prompted chipmakers to sharply increase orders and capital spending. Swiss pharmaceuticals companies gained due to soaring global demand for next-generation treatments, strong patent portfolios protecting core blockbuster drugs, and a wave of strategic acquisitions that expanded their oncology and weight-loss pipelines.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Growth Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,856	$10,063	$9,859
Sep 16	$10,003	$10,187	$10,006
Oct 16	$9,570	$10,041	$9,576
Nov 16	$9,241	$9,809	$9,249
Dec 16	$9,439	$10,060	$9,453
Jan 17	$9,754	$10,416	$9,772
Feb 17	$9,968	$10,582	$9,988
Mar 17	$10,238	$10,850	$10,259
Apr 17	$10,548	$11,082	$10,568
May 17	$11,078	$11,442	$11,103
Jun 17	$11,003	$11,477	$11,030
Jul 17	$11,266	$11,901	$11,298
Aug 17	$11,327	$11,963	$11,361
Sep 17	$11,539	$12,185	$11,575
Oct 17	$11,796	$12,415	$11,838
Nov 17	$11,935	$12,515	$11,981
Dec 17	$12,129	$12,795	$12,181
Jan 18	$12,688	$13,508	$12,746
Feb 18	$12,143	$12,871	$12,201
Mar 18	$11,968	$12,643	$12,027
Apr 18	$12,182	$12,845	$12,236
May 18	$12,158	$12,549	$12,212
Jun 18	$12,012	$12,313	$12,068
Jul 18	$12,256	$12,607	$12,318
Aug 18	$12,217	$12,344	$12,283
Sep 18	$12,185	$12,400	$12,252
Oct 18	$11,060	$11,391	$11,124
Nov 18	$11,089	$11,499	$11,157
Dec 18	$10,550	$10,979	$10,619
Jan 19	$11,229	$11,808	$11,304
Feb 19	$11,611	$12,039	$11,693
Mar 19	$11,816	$12,111	$11,898
Apr 19	$12,206	$12,431	$12,287
May 19	$11,734	$11,763	$11,812
Jun 19	$12,492	$12,472	$12,580
Jul 19	$12,442	$12,321	$12,534
Aug 19	$12,287	$11,940	$12,382
Sep 19	$12,428	$12,247	$12,524
Oct 19	$12,869	$12,675	$12,972
Nov 19	$13,094	$12,787	$13,205
Dec 19	$13,463	$13,340	$13,581
Jan 20	$13,382	$12,982	$13,504
Feb 20	$12,224	$11,956	$12,338
Mar 20	$11,097	$10,225	$11,203
Apr 20	$11,913	$10,999	$12,033
May 20	$12,573	$11,359	$12,691
Jun 20	$12,974	$11,873	$13,102
Jul 20	$13,551	$12,402	$13,690
Aug 20	$14,150	$12,933	$14,299
Sep 20	$14,053	$12,615	$14,206
Oct 20	$13,494	$12,344	$13,643
Nov 20	$15,151	$14,004	$15,319
Dec 20	$15,883	$14,761	$16,066
Jan 21	$15,662	$14,793	$15,848
Feb 21	$15,607	$15,086	$15,793
Mar 21	$15,789	$15,277	$15,975
Apr 21	$16,455	$15,727	$16,648
May 21	$16,980	$16,219	$17,190
Jun 21	$16,955	$16,113	$17,160
Jul 21	$17,266	$15,848	$17,455
Aug 21	$17,630	$16,149	$17,867
Sep 21	$16,868	$15,632	$17,172
Oct 21	$17,521	$16,005	$17,734
Nov 21	$16,943	$15,284	$17,133
Dec 21	$17,623	$15,916	$17,874
Jan 22	$15,962	$15,330	$15,998
Feb 22	$15,389	$15,026	$15,643
Mar 22	$15,347	$15,050	$15,739
Apr 22	$14,123	$14,105	$14,480
May 22	$14,129	$14,206	$14,311
Jun 22	$12,961	$12,984	$13,083
Jul 22	$14,000	$13,429	$14,119
Aug 22	$12,994	$12,997	$13,263
Sep 22	$11,715	$11,698	$11,971
Oct 22	$12,285	$12,048	$12,489
Nov 22	$14,053	$13,470	$13,930
Dec 22	$13,583	$13,369	$13,773
Jan 23	$14,802	$14,453	$14,942
Feb 23	$14,245	$13,946	$14,524
Mar 23	$15,106	$14,287	$15,301
Apr 23	$15,453	$14,535	$15,672
May 23	$15,028	$14,006	$15,189
Jun 23	$15,543	$14,635	$15,725
Jul 23	$15,762	$15,230	$16,034
Aug 23	$15,006	$14,542	$15,282
Sep 23	$14,082	$14,083	$14,366
Oct 23	$13,698	$13,502	$13,836
Nov 23	$15,056	$14,717	$15,317
Dec 23	$15,924	$15,457	$16,194
Jan 24	$15,949	$15,303	$16,386
Feb 24	$16,660	$15,691	$16,939
Mar 24	$17,045	$16,181	$17,324
Apr 24	$16,239	$15,891	$16,645
May 24	$17,085	$16,352	$17,279
Jun 24	$16,894	$16,336	$17,202
Jul 24	$17,126	$16,714	$17,413
Aug 24	$17,818	$17,190	$18,101
Sep 24	$17,865	$17,654	$18,179
Oct 24	$16,722	$16,787	$17,057
Nov 24	$16,734	$16,636	$16,995
Dec 24	$16,156	$16,312	$16,525
Jan 25	$16,987	$16,969	$17,419
Feb 25	$17,221	$17,205	$17,441
Mar 25	$16,695	$17,166	$16,877
Apr 25	$17,460	$17,786	$17,747
May 25	$18,342	$18,600	$18,666
Jun 25	$18,891	$19,232	$19,162
Jul 25	$18,071	$19,176	$18,586
Aug 25	$18,690	$19,842	$19,108
Sep 25	$19,273	$20,557	$19,590
Oct 25	$19,518	$20,972	$19,902
Nov 25	$19,245	$20,967	$19,610
Dec 25	$19,501	$21,595	$19,955
Jan 26	$20,396	$22,887	$20,894
Feb 26	$21,086	$24,036	$21,566
Mar 26	$19,081	$21,443	$19,015
Apr 26	$20,435	$23,512	$20,733
May 26	$21,120	$24,696	$21,600
Jun 26	$21,441	$24,551	$21,778
Jul 26	$20,945	$24,635	$21,407

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
15.91%	3.94%	7.67%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE Growth Index (Net)...
15.18	4.17	7.91

Key Fund statistics

Table Summary
Net Assets...
$16,597,313,437
Number of Portfolio Holdings...
364
Net Investment Advisory Fees...
$43,145,710
Portfolio Turnover Rate...
30%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
29.0%
Information Technology...
17.7
Health Care...
13.2
Financials...
12.4
Consumer Discretionary...
10.8
Materials...
5.8
Consumer Staples...
4.1
Communication Services...
4.1
Utilities...
1.8
Energy...
0.6
Real Estate...
0.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
22.7%
United Kingdom...
12.9
France...
9.6
Switzerland...
9.6
Germany...
9.0
Netherlands...
8.2
Australia...
7.1
Sweden...
5.3
Denmark...
2.7
Spain...
2.6
OtherFootnote Reference(b)...
10.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective July 31, 2026, the investment management agreement was amended to add a new breakpoint tier of 0.265335% greater than $19 billion.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI EAFE Growth ETF

Annual Shareholder Report — July 31, 2026

EFG-07/26-AR

iShares MSCI EAFE Min Vol Factor ETF

EFAV | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Min Vol Factor ETF	$23	0.21%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 17.51%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the MSCI EAFE Minimum Volatility Index (Net) returned 16.64%.

What contributed to performance?

Equities in Japan were the largest contributors to the Fund’s return during the reporting period. Notably, the pharmaceuticals segment of the healthcare sector gained as they benefited from innovation and pipeline potential. Financials stocks in Singapore also contributed as diversified banks were helped by robust wealth management fees. In Hong Kong, diversified banks in the financials sector were supported by solid cross-border loan performance and overseas expansions, as well as the privatization of a major bank.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI EAFE Minimum Volatility Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,769	$10,034	$9,769
Sep 16	$9,932	$10,095	$9,931
Oct 16	$9,471	$9,924	$9,472
Nov 16	$9,131	$9,999	$9,134
Dec 16	$9,276	$10,216	$9,281
Jan 17	$9,530	$10,494	$9,537
Feb 17	$9,720	$10,789	$9,729
Mar 17	$9,916	$10,921	$9,921
Apr 17	$10,115	$11,091	$10,116
May 17	$10,678	$11,336	$10,679
Jun 17	$10,605	$11,387	$10,609
Jul 17	$10,809	$11,706	$10,814
Aug 17	$10,885	$11,751	$10,891
Sep 17	$10,897	$11,978	$10,903
Oct 17	$11,002	$12,226	$11,007
Nov 17	$11,194	$12,463	$11,203
Dec 17	$11,276	$12,664	$11,288
Jan 18	$11,644	$13,379	$11,653
Feb 18	$11,339	$12,817	$11,350
Mar 18	$11,322	$12,533	$11,329
Apr 18	$11,471	$12,662	$11,475
May 18	$11,330	$12,678	$11,333
Jun 18	$11,242	$12,609	$11,248
Jul 18	$11,497	$12,989	$11,504
Aug 18	$11,412	$13,092	$11,418
Sep 18	$11,484	$13,148	$11,494
Oct 18	$10,776	$12,163	$10,791
Nov 18	$10,947	$12,341	$10,965
Dec 18	$10,622	$11,472	$10,645
Jan 19	$11,100	$12,378	$11,109
Feb 19	$11,301	$12,709	$11,316
Mar 19	$11,467	$12,868	$11,487
Apr 19	$11,458	$13,303	$11,465
May 19	$11,328	$12,514	$11,338
Jun 19	$11,800	$13,334	$11,809
Jul 19	$11,690	$13,373	$11,702
Aug 19	$11,680	$13,055	$11,698
Sep 19	$11,887	$13,330	$11,902
Oct 19	$12,181	$13,695	$12,200
Nov 19	$12,217	$14,029	$12,238
Dec 19	$12,405	$14,523	$12,427
Jan 20	$12,439	$14,363	$12,464
Feb 20	$11,428	$13,203	$11,452
Mar 20	$10,370	$11,420	$10,393
Apr 20	$10,799	$12,644	$10,836
May 20	$11,005	$13,194	$11,018
Jun 20	$11,133	$13,615	$11,145
Jul 20	$11,279	$14,335	$11,291
Aug 20	$11,685	$15,213	$11,698
Sep 20	$11,507	$14,722	$11,523
Oct 20	$11,046	$14,364	$11,062
Nov 20	$12,124	$16,135	$12,137
Dec 20	$12,428	$16,884	$12,442
Jan 21	$12,294	$16,807	$12,311
Feb 21	$12,073	$17,196	$12,088
Mar 21	$12,347	$17,656	$12,360
Apr 21	$12,546	$18,427	$12,553
May 21	$12,929	$18,706	$12,945
Jun 21	$12,972	$18,961	$12,983
Jul 21	$13,266	$19,092	$13,269
Aug 21	$13,487	$19,569	$13,516
Sep 21	$12,948	$18,761	$13,011
Oct 21	$13,149	$19,719	$13,157
Nov 21	$12,823	$19,244	$12,814
Dec 21	$13,301	$20,013	$13,331
Jan 22	$12,631	$19,031	$12,556
Feb 22	$12,485	$18,539	$12,513
Mar 22	$12,483	$18,941	$12,603
Apr 22	$11,866	$17,425	$11,969
May 22	$11,766	$17,445	$11,767
Jun 22	$11,149	$15,975	$11,123
Jul 22	$11,573	$17,090	$11,536
Aug 22	$10,939	$16,461	$11,001
Sep 22	$10,024	$14,885	$10,080
Oct 22	$10,291	$15,783	$10,312
Nov 22	$11,345	$17,008	$11,166
Dec 22	$11,338	$16,338	$11,335
Jan 23	$11,859	$17,510	$11,821
Feb 23	$11,496	$17,008	$11,540
Mar 23	$11,989	$17,532	$11,970
Apr 23	$12,473	$17,784	$12,457
May 23	$11,951	$17,593	$11,888
Jun 23	$12,212	$18,615	$12,158
Jul 23	$12,455	$19,296	$12,451
Aug 23	$12,153	$18,757	$12,155
Sep 23	$11,807	$17,981	$11,820
Oct 23	$11,567	$17,441	$11,501
Nov 23	$12,211	$19,051	$12,204
Dec 23	$12,696	$19,966	$12,674
Jan 24	$12,633	$20,083	$12,720
Feb 24	$12,727	$20,944	$12,718
Mar 24	$12,974	$21,602	$12,939
Apr 24	$12,703	$20,889	$12,718
May 24	$13,123	$21,738	$13,042
Jun 24	$12,936	$22,222	$12,899
Jul 24	$13,711	$22,580	$13,683
Aug 24	$14,360	$23,154	$14,321
Sep 24	$14,356	$23,692	$14,338
Oct 24	$13,791	$23,160	$13,767
Nov 24	$13,806	$24,026	$13,746
Dec 24	$13,367	$23,457	$13,360
Jan 25	$13,794	$24,245	$13,822
Feb 25	$14,315	$24,099	$14,251
Mar 25	$14,720	$23,147	$14,644
Apr 25	$15,589	$23,363	$15,544
May 25	$15,973	$24,705	$15,900
Jun 25	$16,221	$25,815	$16,102
Jul 25	$15,746	$26,165	$15,763
Aug 25	$16,377	$26,811	$16,324
Sep 25	$16,393	$27,783	$16,302
Oct 25	$16,276	$28,404	$16,211
Nov 25	$16,619	$28,401	$16,551
Dec 25	$16,863	$28,697	$16,806
Jan 26	$17,436	$29,548	$17,391
Feb 26	$18,562	$29,928	$18,480
Mar 26	$17,782	$27,779	$17,541
Apr 26	$17,915	$30,604	$17,785
May 26	$17,818	$32,184	$17,743
Jun 26	$17,447	$31,926	$17,341
Jul 26	$18,502	$31,950	$18,387

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
17.51%	6.88%	6.35%
MSCI All Country World Index (Net)...
22.11	10.85	12.32
MSCI EAFE Minimum Volatility Index (Net)...
16.64	6.74	6.28

Key Fund statistics

Table Summary
Net Assets...
$5,435,828,789
Number of Portfolio Holdings...
260
Net Investment Advisory Fees...
$10,606,573
Portfolio Turnover Rate...
25%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
20.8%
Industrials...
14.4
Consumer Staples...
12.0
Health Care...
11.7
Energy...
8.7
Utilities...
8.6
Communication Services...
8.4
Consumer Discretionary...
5.8
Information Technology...
5.1
Real Estate...
2.9
Materials...
1.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
26.8%
Switzerland...
10.5
United Kingdom...
10.1
France...
6.2
Hong Kong...
6.0
Singapore...
5.5
Australia...
5.4
Spain...
4.3
Italy...
4.2
Germany...
4.1
OtherFootnote Reference(b)...
16.9
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI EAFE Min Vol Factor ETF

Annual Shareholder Report — July 31, 2026

EFAV-07/26-AR

iShares MSCI EAFE Value ETF

EFV | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI EAFE Value ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Value ETF	$35	0.30%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 34.53%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE Value Index (Net) returned 33.90%.

What contributed to performance?

During the reporting period, value-oriented companies within the financials sector contributed the most to the Fund’s return. In Japan, bank stocks rallied as the Bank of Japan exited its ultra-low interest rate policy and multiple rate hikes lifted borrowing margins and boosted profitability. Within the capital goods segment of the industrials sector, trading companies and distributors gained amid robust shareholder return policies and large investments in the energy transition. In the United Kingdom, diversified banks in the financials sector benefited from resilient profitability and strong capital positions. While interest rates were lowered by the Bank of England during the reporting period, they remained elevated to support bank margins and lending income. Spanish financials stocks were supported by strong economic growth, robust loan growth, and resilient profitability, which helped offset pressure on net interest margins (the difference between the interest banks earn on loans and the interest they pay on deposits).

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Value Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,160	$10,063	$10,162
Sep 16	$10,256	$10,187	$10,260
Oct 16	$10,279	$10,041	$10,284
Nov 16	$10,209	$9,809	$10,221
Dec 16	$10,671	$10,060	$10,688
Jan 17	$10,932	$10,416	$10,952
Feb 17	$11,002	$10,582	$11,026
Mar 17	$11,313	$10,850	$11,335
Apr 17	$11,549	$11,082	$11,573
May 17	$11,824	$11,442	$11,841
Jun 17	$11,855	$11,477	$11,876
Jul 17	$12,249	$11,901	$12,274
Aug 17	$12,168	$11,963	$12,197
Sep 17	$12,544	$12,185	$12,573
Oct 17	$12,638	$12,415	$12,671
Nov 17	$12,747	$12,515	$12,784
Dec 17	$12,936	$12,795	$12,980
Jan 18	$13,632	$13,508	$13,681
Feb 18	$12,980	$12,871	$13,031
Mar 18	$12,658	$12,643	$12,703
Apr 18	$13,067	$12,845	$13,109
May 18	$12,508	$12,549	$12,541
Jun 18	$12,346	$12,313	$12,382
Jul 18	$12,694	$12,607	$12,737
Aug 18	$12,228	$12,344	$12,274
Sep 18	$12,480	$12,400	$12,528
Oct 18	$11,647	$11,391	$11,696
Nov 18	$11,580	$11,499	$11,631
Dec 18	$11,012	$10,979	$11,062
Jan 19	$11,744	$11,808	$11,802
Feb 19	$11,937	$12,039	$11,999
Mar 19	$11,881	$12,111	$11,938
Apr 19	$12,158	$12,431	$12,216
May 19	$11,462	$11,763	$11,509
Jun 19	$12,073	$12,472	$12,122
Jul 19	$11,800	$12,321	$11,849
Aug 19	$11,311	$11,940	$11,362
Sep 19	$11,855	$12,247	$11,911
Oct 19	$12,278	$12,675	$12,340
Nov 19	$12,324	$12,787	$12,389
Dec 19	$12,770	$13,340	$12,842
Jan 20	$12,305	$12,982	$12,377
Feb 20	$11,136	$11,956	$11,206
Mar 20	$9,165	$10,225	$9,221
Apr 20	$9,650	$10,999	$9,714
May 20	$9,956	$11,359	$10,010
Jun 20	$10,309	$11,873	$10,367
Jul 20	$10,327	$12,402	$10,387
Aug 20	$10,929	$12,933	$10,995
Sep 20	$10,425	$12,615	$10,490
Oct 20	$10,004	$12,344	$10,067
Nov 20	$11,894	$14,004	$11,974
Dec 20	$12,415	$14,761	$12,504
Jan 21	$12,316	$14,793	$12,407
Feb 21	$12,900	$15,086	$12,998
Mar 21	$13,338	$15,277	$13,435
Apr 21	$13,595	$15,727	$13,692
May 21	$14,119	$16,219	$14,224
Jun 21	$13,748	$16,113	$13,840
Jul 21	$13,713	$15,848	$13,806
Aug 21	$13,841	$16,149	$13,962
Sep 21	$13,530	$15,632	$13,706
Oct 21	$13,823	$16,005	$13,925
Nov 21	$13,021	$15,284	$13,087
Dec 21	$13,758	$15,916	$13,866
Jan 22	$14,031	$15,330	$14,011
Feb 22	$13,674	$15,026	$13,820
Mar 22	$13,675	$15,050	$13,912
Apr 22	$12,987	$14,105	$13,209
May 22	$13,463	$14,206	$13,534
Jun 22	$12,173	$12,984	$12,186
Jul 22	$12,448	$13,429	$12,440
Aug 22	$11,883	$12,997	$12,020
Sep 22	$10,822	$11,698	$10,943
Oct 22	$11,570	$12,048	$11,648
Nov 22	$13,072	$13,470	$12,929
Dec 22	$13,018	$13,369	$13,092
Jan 23	$14,080	$14,453	$14,103
Feb 23	$13,753	$13,946	$13,905
Mar 23	$13,798	$14,287	$13,869
Apr 23	$14,253	$14,535	$14,316
May 23	$13,525	$14,006	$13,545
Jun 23	$14,281	$14,635	$14,307
Jul 23	$14,863	$15,230	$14,957
Aug 23	$14,400	$14,542	$14,514
Sep 23	$14,248	$14,083	$14,390
Oct 23	$13,761	$13,502	$13,758
Nov 23	$14,753	$14,717	$14,848
Dec 23	$15,475	$15,457	$15,573
Jan 24	$15,297	$15,303	$15,563
Feb 24	$15,486	$15,691	$15,591
Mar 24	$16,161	$16,181	$16,242
Apr 24	$15,915	$15,891	$16,104
May 24	$16,738	$16,352	$16,739
Jun 24	$16,200	$16,336	$16,273
Jul 24	$16,927	$16,714	$17,036
Aug 24	$17,400	$17,190	$17,472
Sep 24	$17,601	$17,654	$17,720
Oct 24	$16,785	$16,787	$16,888
Nov 24	$16,694	$16,636	$16,758
Dec 24	$16,311	$16,312	$16,458
Jan 25	$17,078	$16,969	$17,298
Feb 25	$17,881	$17,205	$17,943
Mar 25	$18,348	$17,166	$18,361
Apr 25	$18,988	$17,786	$19,106
May 25	$19,776	$18,600	$19,873
Jun 25	$20,174	$19,232	$20,218
Jul 25	$20,046	$19,176	$20,270
Aug 25	$21,266	$19,842	$21,430
Sep 25	$21,633	$20,557	$21,712
Oct 25	$21,759	$20,972	$21,877
Nov 25	$22,350	$20,967	$22,472
Dec 25	$23,220	$21,595	$23,412
Jan 26	$24,498	$22,887	$24,746
Feb 26	$25,955	$24,036	$26,212
Mar 26	$24,135	$21,443	$23,879
Apr 26	$25,261	$23,512	$25,326
May 26	$25,649	$24,696	$25,848
Jun 26	$25,549	$24,551	$25,667
Jul 26	$26,967	$24,635	$27,142

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
34.53%	14.48%	10.43%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE Value Index (Net)...
33.90	14.48	10.50

Key Fund statistics

Table Summary
Net Assets...
$29,363,652,957
Number of Portfolio Holdings...
409
Net Investment Advisory Fees...
$81,721,988
Portfolio Turnover Rate...
31%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
40.1%
Industrials...
9.5
Consumer Staples...
9.4
Health Care...
7.4
Energy...
6.9
Materials...
6.1
Consumer Discretionary...
6.1
Utilities...
5.8
Communication Services...
3.6
Real Estate...
2.6
Information Technology...
2.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
23.5%
United Kingdom...
16.5
France...
10.4
Switzerland...
9.4
Germany...
8.9
Australia...
6.3
Spain...
5.4
Italy...
4.9
Netherlands...
3.0
Sweden...
2.3
OtherFootnote Reference(b)...
9.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective July 31, 2026, the investment management agreement was amended to add a new breakpoint tier of 0.227430% greater than $27 billion.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI EAFE Value ETF

Annual Shareholder Report — July 31, 2026

EFV-07/26-AR

iShares Core 30/70 Conservative Allocation ETF

AOK | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Core 30/70 Conservative Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 30/70 Conservative Allocation ETF	$9Footnote Reference(a)	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 8.69%.

  For the same period, the Bloomberg U.S. Universal Index returned 3.02%, the MSCI All Country World Index (Net) returned 22.11% and the S&P Target Risk Conservative Index returned 8.79%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period, particularly in the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed during the reporting period, notably among Japanese financials stocks. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks. Within the bond allocation, investment-grade, U.S. dollar-denominated bonds contributed.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	S&P Target Risk Conservative Index
Jul 16	$10,000	$10,000	$10,000	$10,000
Aug 16	$10,003	$10,011	$10,034	$10,000
Sep 16	$10,026	$10,013	$10,095	$10,023
Oct 16	$9,900	$9,947	$9,924	$9,898
Nov 16	$9,769	$9,723	$9,999	$9,770
Dec 16	$9,856	$9,752	$10,216	$9,846
Jan 17	$9,929	$9,786	$10,494	$9,919
Feb 17	$10,071	$9,862	$10,789	$10,063
Mar 17	$10,122	$9,859	$10,921	$10,114
Apr 17	$10,233	$9,941	$11,091	$10,225
May 17	$10,351	$10,017	$11,336	$10,341
Jun 17	$10,367	$10,009	$11,387	$10,356
Jul 17	$10,484	$10,059	$11,706	$10,500
Aug 17	$10,557	$10,145	$11,751	$10,573
Sep 17	$10,593	$10,110	$11,978	$10,612
Oct 17	$10,682	$10,122	$12,226	$10,704
Nov 17	$10,738	$10,106	$12,463	$10,751
Dec 17	$10,803	$10,151	$12,664	$10,817
Jan 18	$10,922	$10,053	$13,379	$10,939
Feb 18	$10,691	$9,958	$12,817	$10,708
Mar 18	$10,711	$10,008	$12,533	$10,729
Apr 18	$10,664	$9,941	$12,662	$10,685
May 18	$10,708	$9,996	$12,678	$10,731
Jun 18	$10,692	$9,981	$12,609	$10,714
Jul 18	$10,804	$10,002	$12,989	$10,831
Aug 18	$10,863	$10,051	$13,092	$10,890
Sep 18	$10,841	$10,008	$13,148	$10,868
Oct 18	$10,532	$9,925	$12,163	$10,559
Nov 18	$10,615	$9,969	$12,341	$10,644
Dec 18	$10,492	$10,125	$11,472	$10,523
Jan 19	$10,819	$10,265	$12,378	$10,853
Feb 19	$10,914	$10,276	$12,709	$10,951
Mar 19	$11,097	$10,461	$12,868	$11,137
Apr 19	$11,227	$10,476	$13,303	$11,268
May 19	$11,128	$10,637	$12,514	$11,171
Jun 19	$11,440	$10,787	$13,334	$11,466
Jul 19	$11,470	$10,819	$13,373	$11,500
Aug 19	$11,587	$11,064	$13,055	$11,639
Sep 19	$11,630	$11,016	$13,330	$11,683
Oct 19	$11,739	$11,052	$13,695	$11,794
Nov 19	$11,808	$11,049	$14,029	$11,864
Dec 19	$11,936	$11,066	$14,523	$11,994
Jan 20	$12,028	$11,264	$14,363	$12,087
Feb 20	$11,836	$11,433	$13,203	$11,898
Mar 20	$11,186	$11,210	$11,420	$11,247
Apr 20	$11,628	$11,434	$12,644	$11,690
May 20	$11,910	$11,541	$13,194	$11,977
Jun 20	$12,082	$11,637	$13,615	$12,151
Jul 20	$12,385	$11,842	$14,335	$12,464
Aug 20	$12,550	$11,774	$15,213	$12,636
Sep 20	$12,425	$11,752	$14,722	$12,513
Oct 20	$12,312	$11,710	$14,364	$12,402
Nov 20	$12,831	$11,863	$16,135	$12,927
Dec 20	$13,053	$11,904	$16,884	$13,154
Jan 21	$12,986	$11,829	$16,807	$13,089
Feb 21	$12,970	$11,677	$17,196	$13,072
Mar 21	$13,034	$11,541	$17,656	$13,140
Apr 21	$13,267	$11,638	$18,427	$13,377
May 21	$13,350	$11,682	$18,706	$13,464
Jun 21	$13,460	$11,767	$18,961	$13,576
Jul 21	$13,587	$11,886	$19,092	$13,709
Aug 21	$13,671	$11,878	$19,569	$13,796
Sep 21	$13,407	$11,776	$18,761	$13,530
Oct 21	$13,603	$11,766	$19,719	$13,731
Nov 21	$13,529	$11,781	$19,244	$13,656
Dec 21	$13,679	$11,773	$20,013	$13,810
Jan 22	$13,303	$11,515	$19,031	$13,431
Feb 22	$13,071	$11,358	$18,539	$13,197
Mar 22	$12,914	$11,053	$18,941	$13,039
Apr 22	$12,280	$10,641	$17,425	$12,400
May 22	$12,344	$10,699	$17,445	$12,465
Jun 22	$11,881	$10,485	$15,975	$11,997
Jul 22	$12,343	$10,749	$17,090	$12,465
Aug 22	$11,940	$10,470	$16,461	$12,058
Sep 22	$11,281	$10,019	$14,885	$11,392
Oct 22	$11,418	$9,909	$15,783	$11,532
Nov 22	$12,034	$10,278	$17,008	$12,155
Dec 22	$11,760	$10,243	$16,338	$11,879
Jan 23	$12,287	$10,561	$17,510	$12,413
Feb 23	$11,959	$10,302	$17,008	$12,081
Mar 23	$12,274	$10,543	$17,532	$12,401
Apr 23	$12,375	$10,608	$17,784	$12,504
May 23	$12,243	$10,498	$17,593	$12,372
Jun 23	$12,455	$10,481	$18,615	$12,587
Jul 23	$12,588	$10,492	$19,296	$12,722
Aug 23	$12,434	$10,428	$18,757	$12,568
Sep 23	$12,078	$10,180	$17,981	$12,207
Oct 23	$11,859	$10,027	$17,441	$11,986
Nov 23	$12,526	$10,478	$19,051	$12,662
Dec 23	$13,034	$10,876	$19,966	$13,178
Jan 24	$13,067	$10,850	$20,083	$13,212
Feb 24	$13,101	$10,720	$20,944	$13,248
Mar 24	$13,323	$10,825	$21,602	$13,473
Apr 24	$12,975	$10,572	$20,889	$13,122
May 24	$13,299	$10,747	$21,738	$13,451
Jun 24	$13,434	$10,845	$22,222	$13,589
Jul 24	$13,727	$11,092	$22,580	$13,886
Aug 24	$13,955	$11,255	$23,154	$14,119
Sep 24	$14,174	$11,409	$23,692	$14,341
Oct 24	$13,866	$11,150	$23,160	$14,030
Nov 24	$14,135	$11,267	$24,026	$14,303
Dec 24	$13,880	$11,097	$23,457	$14,046
Jan 25	$14,060	$11,164	$24,245	$14,229
Feb 25	$14,229	$11,395	$24,099	$14,402
Mar 25	$14,069	$11,392	$23,147	$14,240
Apr 25	$14,142	$11,433	$23,363	$14,316
May 25	$14,351	$11,375	$24,705	$14,528
Jun 25	$14,696	$11,552	$25,815	$14,880
Jul 25	$14,727	$11,535	$26,165	$14,912
Aug 25	$14,973	$11,674	$26,811	$15,163
Sep 25	$15,233	$11,797	$27,783	$15,428
Oct 25	$15,400	$11,876	$28,404	$15,598
Nov 25	$15,475	$11,947	$28,401	$15,675
Dec 25	$15,494	$11,939	$28,697	$15,695
Jan 26	$15,672	$11,957	$29,548	$15,879
Feb 26	$15,920	$12,139	$29,928	$16,130
Mar 26	$15,413	$11,921	$27,779	$15,616
Apr 26	$15,884	$11,958	$30,604	$16,095
May 26	$16,134	$12,000	$32,184	$16,350
Jun 26	$16,145	$12,031	$31,926	$16,362
Jul 26	$16,007	$11,884	$31,950	$16,223

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
8.69%	3.33%	4.82%
Bloomberg U.S. Universal Index...
3.02	(0.00)	1.74
MSCI All Country World Index (Net)...
22.11	10.85	12.32
S&P Target Risk Conservative Index...
8.79	3.43	4.96

Key Fund statistics

Table Summary
Net Assets...
$783,626,475
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$679,431
Portfolio Turnover Rate...
6%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
58.3%
Domestic Equity...
19.2
International Equity...
12.1
International Fixed Income...
10.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Universal USD Bond ETF...
58.3%
iShares Core S&P 500 ETF...
17.7
iShares Core International Aggregate Bond ETF...
10.4
iShares Core MSCI International Developed Markets ETF...
8.8
iShares Core MSCI Emerging Markets ETF...
3.3
iShares Core S&P Mid-Cap ETF...
1.0
iShares Core S&P Small-Cap ETF...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI, Inc. or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core 30/70 Conservative Allocation ETF

Annual Shareholder Report — July 31, 2026

AOK-07/26-AR

iShares Core 40/60 Moderate Allocation ETF

AOM | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Core 40/60 Moderate Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 40/60 Moderate Allocation ETF	$11Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 10.65%.

  For the same period, the Bloomberg U.S. Universal Index returned 3.02%, the MSCI All Country World Index (Net) returned 22.11% and the S&P Target Risk Moderate Index returned 10.76%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period, particularly in the information technology sector. Semiconductor and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed during the reporting period, notably among Japanese financials stocks. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks. Within the bond allocation, investment-grade, U.S. dollar-denominated bonds contributed.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	S&P Target Risk Moderate Index
Jul 16	$10,000	$10,000	$10,000	$10,000
Aug 16	$10,008	$10,011	$10,034	$10,005
Sep 16	$10,039	$10,013	$10,095	$10,038
Oct 16	$9,905	$9,947	$9,924	$9,902
Nov 16	$9,809	$9,723	$9,999	$9,809
Dec 16	$9,914	$9,752	$10,216	$9,904
Jan 17	$10,015	$9,786	$10,494	$10,007
Feb 17	$10,178	$9,862	$10,789	$10,171
Mar 17	$10,243	$9,859	$10,921	$10,237
Apr 17	$10,364	$9,941	$11,091	$10,358
May 17	$10,499	$10,017	$11,336	$10,491
Jun 17	$10,525	$10,009	$11,387	$10,515
Jul 17	$10,666	$10,059	$11,706	$10,682
Aug 17	$10,734	$10,145	$11,751	$10,749
Sep 17	$10,800	$10,110	$11,978	$10,817
Oct 17	$10,912	$10,122	$12,226	$10,932
Nov 17	$10,992	$10,106	$12,463	$11,002
Dec 17	$11,073	$10,151	$12,664	$11,085
Jan 18	$11,265	$10,053	$13,379	$11,280
Feb 18	$10,986	$9,958	$12,817	$11,002
Mar 18	$10,986	$10,008	$12,533	$11,002
Apr 18	$10,950	$9,941	$12,662	$10,969
May 18	$10,994	$9,996	$12,678	$11,015
Jun 18	$10,967	$9,981	$12,609	$10,990
Jul 18	$11,118	$10,002	$12,989	$11,142
Aug 18	$11,183	$10,051	$13,092	$11,204
Sep 18	$11,165	$10,008	$13,148	$11,191
Oct 18	$10,770	$9,925	$12,163	$10,795
Nov 18	$10,867	$9,969	$12,341	$10,894
Dec 18	$10,646	$10,125	$11,472	$10,673
Jan 19	$11,046	$10,265	$12,378	$11,078
Feb 19	$11,174	$10,276	$12,709	$11,206
Mar 19	$11,353	$10,461	$12,868	$11,389
Apr 19	$11,522	$10,476	$13,303	$11,560
May 19	$11,339	$10,637	$12,514	$11,376
Jun 19	$11,705	$10,787	$13,334	$11,733
Jul 19	$11,732	$10,819	$13,373	$11,762
Aug 19	$11,804	$11,064	$13,055	$11,854
Sep 19	$11,880	$11,016	$13,330	$11,929
Oct 19	$12,024	$11,052	$13,695	$12,076
Nov 19	$12,119	$11,049	$14,029	$12,174
Dec 19	$12,292	$11,066	$14,523	$12,350
Jan 20	$12,338	$11,264	$14,363	$12,399
Feb 20	$12,035	$11,433	$13,203	$12,095
Mar 20	$11,232	$11,210	$11,420	$11,286
Apr 20	$11,759	$11,434	$12,644	$11,819
May 20	$12,089	$11,541	$13,194	$12,153
Jun 20	$12,289	$11,637	$13,615	$12,354
Jul 20	$12,640	$11,842	$14,335	$12,716
Aug 20	$12,895	$11,774	$15,213	$12,979
Sep 20	$12,727	$11,752	$14,722	$12,812
Oct 20	$12,588	$11,710	$14,364	$12,674
Nov 20	$13,248	$11,863	$16,135	$13,344
Dec 20	$13,534	$11,904	$16,884	$13,636
Jan 21	$13,468	$11,829	$16,807	$13,573
Feb 21	$13,512	$11,677	$17,196	$13,616
Mar 21	$13,637	$11,541	$17,656	$13,746
Apr 21	$13,927	$11,638	$18,427	$14,042
May 21	$14,040	$11,682	$18,706	$14,156
Jun 21	$14,156	$11,767	$18,961	$14,276
Jul 21	$14,288	$11,886	$19,092	$14,414
Aug 21	$14,411	$11,878	$19,569	$14,539
Sep 21	$14,086	$11,776	$18,761	$14,214
Oct 21	$14,368	$11,766	$19,719	$14,500
Nov 21	$14,251	$11,781	$19,244	$14,383
Dec 21	$14,472	$11,773	$20,013	$14,607
Jan 22	$14,039	$11,515	$19,031	$14,172
Feb 22	$13,772	$11,358	$18,539	$13,902
Mar 22	$13,668	$11,053	$18,941	$13,798
Apr 22	$12,940	$10,641	$17,425	$13,064
May 22	$13,012	$10,699	$17,445	$13,138
Jun 22	$12,441	$10,485	$15,975	$12,559
Jul 22	$12,980	$10,749	$17,090	$13,105
Aug 22	$12,537	$10,470	$16,461	$12,658
Sep 22	$11,776	$10,019	$14,885	$11,889
Oct 22	$12,003	$9,909	$15,783	$12,120
Nov 22	$12,704	$10,278	$17,008	$12,830
Dec 22	$12,379	$10,243	$16,338	$12,502
Jan 23	$12,989	$10,561	$17,510	$13,119
Feb 23	$12,631	$10,302	$17,008	$12,757
Mar 23	$12,968	$10,543	$17,532	$13,100
Apr 23	$13,090	$10,608	$17,784	$13,224
May 23	$12,944	$10,498	$17,593	$13,077
Jun 23	$13,243	$10,481	$18,615	$13,381
Jul 23	$13,431	$10,492	$19,296	$13,573
Aug 23	$13,235	$10,428	$18,757	$13,375
Sep 23	$12,828	$10,180	$17,981	$12,963
Oct 23	$12,576	$10,027	$17,441	$12,709
Nov 23	$13,339	$10,478	$19,051	$13,484
Dec 23	$13,900	$10,876	$19,966	$14,053
Jan 24	$13,932	$10,850	$20,083	$14,086
Feb 24	$14,051	$10,720	$20,944	$14,207
Mar 24	$14,323	$10,825	$21,602	$14,484
Apr 24	$13,930	$10,572	$20,889	$14,088
May 24	$14,321	$10,747	$21,738	$14,485
Jun 24	$14,478	$10,845	$22,222	$14,645
Jul 24	$14,788	$11,092	$22,580	$14,961
Aug 24	$15,049	$11,255	$23,154	$15,227
Sep 24	$15,298	$11,409	$23,692	$15,480
Oct 24	$14,962	$11,150	$23,160	$15,141
Nov 24	$15,289	$11,267	$24,026	$15,473
Dec 24	$14,991	$11,097	$23,457	$15,172
Jan 25	$15,223	$11,164	$24,245	$15,409
Feb 25	$15,373	$11,395	$24,099	$15,562
Mar 25	$15,150	$11,392	$23,147	$15,337
Apr 25	$15,232	$11,433	$23,363	$15,421
May 25	$15,548	$11,375	$24,705	$15,743
Jun 25	$15,974	$11,552	$25,815	$16,177
Jul 25	$16,028	$11,535	$26,165	$16,233
Aug 25	$16,327	$11,674	$26,811	$16,537
Sep 25	$16,652	$11,797	$27,783	$16,868
Oct 25	$16,856	$11,876	$28,404	$17,076
Nov 25	$16,936	$11,947	$28,401	$17,158
Dec 25	$16,977	$11,939	$28,697	$17,202
Jan 26	$17,223	$11,957	$29,548	$17,453
Feb 26	$17,498	$12,139	$29,928	$17,732
Mar 26	$16,860	$11,921	$27,779	$17,087
Apr 26	$17,527	$11,958	$30,604	$17,764
May 26	$17,875	$12,000	$32,184	$18,119
Jun 26	$17,872	$12,031	$31,926	$18,117
Jul 26	$17,735	$11,884	$31,950	$17,979

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
10.65%	4.42%	5.90%
Bloomberg U.S. Universal Index...
3.02	(0.00)	1.74
MSCI All Country World Index (Net)...
22.11	10.85	12.32
S&P Target Risk Moderate Index...
10.76	4.52	6.04

Key Fund statistics

Table Summary
Net Assets...
$1,744,642,419
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$1,609,542
Portfolio Turnover Rate...
8%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
49.7%
Domestic Equity...
25.3
International Equity...
16.1
International Fixed Income...
8.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Universal USD Bond ETF...
49.7%
iShares Core S&P 500 ETF...
23.3
iShares Core MSCI International Developed Markets ETF...
11.7
iShares Core International Aggregate Bond ETF...
8.9
iShares Core MSCI Emerging Markets ETF...
4.4
iShares Core S&P Mid-Cap ETF...
1.3
iShares Core S&P Small-Cap ETF...
0..7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI, Inc. or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core 40/60 Moderate Allocation ETF

Annual Shareholder Report — July 31, 2026

AOM-07/26-AR

iShares Core 60/40 Balanced Allocation ETF

AOR | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Core 60/40 Balanced Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 60/40 Balanced Allocation ETF	$11Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 14.58%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11%, the Bloomberg U.S. Universal Index returned 3.02% and the S&P Target Risk Balanced Index returned 14.71%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period, particularly in the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed during the reporting period, notably in Japanese financials stocks. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks. Among emerging-market stocks, South Korea's information technology sector was also supported by the AI boom, due to surging global demand for advanced memory chips. Within the bond allocation, investment-grade, U.S. dollar-denominated bonds contributed.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	S&P Target Risk Balanced Index
Jul 16	$10,000	$10,000	$10,000	$10,000
Aug 16	$10,017	$10,034	$10,011	$10,016
Sep 16	$10,069	$10,095	$10,013	$10,068
Oct 16	$9,912	$9,924	$9,947	$9,912
Nov 16	$9,889	$9,999	$9,723	$9,889
Dec 16	$10,026	$10,216	$9,752	$10,022
Jan 17	$10,187	$10,494	$9,786	$10,184
Feb 17	$10,390	$10,789	$9,862	$10,389
Mar 17	$10,486	$10,921	$9,859	$10,485
Apr 17	$10,626	$11,091	$9,941	$10,626
May 17	$10,795	$11,336	$10,017	$10,794
Jun 17	$10,837	$11,387	$10,009	$10,836
Jul 17	$11,033	$11,706	$10,059	$11,048
Aug 17	$11,085	$11,751	$10,145	$11,104
Sep 17	$11,213	$11,978	$10,110	$11,232
Oct 17	$11,371	$12,226	$10,122	$11,392
Nov 17	$11,502	$12,463	$10,106	$11,510
Dec 17	$11,618	$12,664	$10,151	$11,628
Jan 18	$11,965	$13,379	$10,053	$11,977
Feb 18	$11,587	$12,817	$9,958	$11,599
Mar 18	$11,540	$12,533	$10,008	$11,554
Apr 18	$11,527	$12,662	$9,941	$11,544
May 18	$11,574	$12,678	$9,996	$11,593
Jun 18	$11,530	$12,609	$9,981	$11,550
Jul 18	$11,753	$12,989	$10,002	$11,776
Aug 18	$11,827	$13,092	$10,051	$11,849
Sep 18	$11,829	$13,148	$10,008	$11,852
Oct 18	$11,244	$12,163	$9,925	$11,269
Nov 18	$11,371	$12,341	$9,969	$11,396
Dec 18	$10,940	$11,472	$10,125	$10,967
Jan 19	$11,499	$12,378	$10,265	$11,529
Feb 19	$11,685	$12,709	$10,276	$11,718
Mar 19	$11,862	$12,868	$10,461	$11,896
Apr 19	$12,113	$13,303	$10,476	$12,150
May 19	$11,742	$12,514	$10,637	$11,781
Jun 19	$12,241	$13,334	$10,787	$12,273
Jul 19	$12,251	$13,373	$10,819	$12,288
Aug 19	$12,230	$13,055	$11,064	$12,277
Sep 19	$12,370	$13,330	$11,016	$12,421
Oct 19	$12,591	$13,695	$11,052	$12,644
Nov 19	$12,745	$14,029	$11,049	$12,801
Dec 19	$13,014	$14,523	$11,066	$13,072
Jan 20	$12,970	$14,363	$11,264	$13,031
Feb 20	$12,420	$13,203	$11,433	$12,480
Mar 20	$11,282	$11,420	$11,210	$11,336
Apr 20	$12,001	$12,644	$11,434	$12,059
May 20	$12,425	$13,194	$11,541	$12,487
Jun 20	$12,679	$13,615	$11,637	$12,746
Jul 20	$13,134	$14,335	$11,842	$13,207
Aug 20	$13,575	$15,213	$11,774	$13,652
Sep 20	$13,321	$14,722	$11,752	$13,400
Oct 20	$13,126	$14,364	$11,710	$13,203
Nov 20	$14,095	$16,135	$11,863	$14,185
Dec 20	$14,523	$16,884	$11,904	$14,619
Jan 21	$14,459	$16,807	$11,829	$14,559
Feb 21	$14,629	$17,196	$11,677	$14,732
Mar 21	$14,887	$17,656	$11,541	$14,994
Apr 21	$15,303	$18,427	$11,638	$15,418
May 21	$15,476	$18,706	$11,682	$15,594
Jun 21	$15,610	$18,961	$11,767	$15,729
Jul 21	$15,751	$19,092	$11,886	$15,876
Aug 21	$15,961	$19,569	$11,878	$16,090
Sep 21	$15,504	$18,761	$11,776	$15,632
Oct 21	$15,978	$19,719	$11,766	$16,111
Nov 21	$15,762	$19,244	$11,781	$15,896
Dec 21	$16,140	$20,013	$11,773	$16,281
Jan 22	$15,584	$19,031	$11,515	$15,717
Feb 22	$15,237	$18,539	$11,358	$15,370
Mar 22	$15,261	$18,941	$11,053	$15,395
Apr 22	$14,319	$17,425	$10,641	$14,445
May 22	$14,411	$17,445	$10,699	$14,540
Jun 22	$13,594	$15,975	$10,485	$13,711
Jul 22	$14,305	$17,090	$10,749	$14,430
Aug 22	$13,774	$16,461	$10,470	$13,894
Sep 22	$12,784	$14,885	$10,019	$12,896
Oct 22	$13,220	$15,783	$9,909	$13,337
Nov 22	$14,112	$17,008	$10,278	$14,240
Dec 22	$13,671	$16,338	$10,243	$13,794
Jan 23	$14,466	$17,510	$10,561	$14,598
Feb 23	$14,042	$17,008	$10,302	$14,170
Mar 23	$14,428	$17,532	$10,543	$14,561
Apr 23	$14,596	$17,784	$10,608	$14,732
May 23	$14,418	$17,593	$10,498	$14,553
Jun 23	$14,919	$18,615	$10,481	$15,062
Jul 23	$15,236	$19,296	$10,492	$15,384
Aug 23	$14,942	$18,757	$10,428	$15,087
Sep 23	$14,420	$17,981	$10,180	$14,560
Oct 23	$14,095	$17,441	$10,027	$14,233
Nov 23	$15,078	$19,051	$10,478	$15,228
Dec 23	$15,755	$19,966	$10,876	$15,916
Jan 24	$15,783	$20,083	$10,850	$15,946
Feb 24	$16,102	$20,944	$10,720	$16,270
Mar 24	$16,494	$21,602	$10,825	$16,667
Apr 24	$15,996	$20,889	$10,572	$16,165
May 24	$16,546	$21,738	$10,747	$16,723
Jun 24	$16,754	$22,222	$10,845	$16,935
Jul 24	$17,102	$22,580	$11,092	$17,289
Aug 24	$17,439	$23,154	$11,255	$17,632
Sep 24	$17,756	$23,692	$11,409	$17,955
Oct 24	$17,357	$23,160	$11,150	$17,552
Nov 24	$17,825	$24,026	$11,267	$18,027
Dec 24	$17,427	$23,457	$11,097	$17,624
Jan 25	$17,785	$24,245	$11,164	$17,988
Feb 25	$17,884	$24,099	$11,395	$18,089
Mar 25	$17,510	$23,147	$11,392	$17,712
Apr 25	$17,610	$23,363	$11,433	$17,814
May 25	$18,185	$24,705	$11,375	$18,399
Jun 25	$18,804	$25,815	$11,552	$19,027
Jul 25	$18,911	$26,165	$11,535	$19,137
Aug 25	$19,336	$26,811	$11,674	$19,570
Sep 25	$19,814	$27,783	$11,797	$20,056
Oct 25	$20,106	$28,404	$11,876	$20,353
Nov 25	$20,195	$28,401	$11,947	$20,446
Dec 25	$20,294	$28,697	$11,939	$20,548
Jan 26	$20,706	$29,548	$11,957	$20,966
Feb 26	$21,045	$29,928	$12,139	$21,312
Mar 26	$20,090	$27,779	$11,921	$20,345
Apr 26	$21,244	$30,604	$11,958	$21,516
May 26	$21,837	$32,184	$12,000	$22,119
Jun 26	$21,799	$31,926	$12,031	$22,082
Jul 26	$21,669	$31,950	$11,884	$21,952

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
14.58%	6.59%	8.04%
MSCI All Country World Index (Net)...
22.11	10.85	12.32
Bloomberg U.S. Universal Index...
3.02	(0.00)	1.74
S&P Target Risk Balanced Index...
14.71	6.70	8.18

Key Fund statistics

Table Summary
Net Assets...
$3,649,121,640
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$3,192,832
Portfolio Turnover Rate...
8%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
37.6%
Domestic Fixed Income...
32.7
International Equity...
23.8
International Fixed Income...
5.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
34.7%
iShares Core Universal USD Bond ETF...
32.7
iShares Core MSCI International Developed Markets ETF...
17.3
iShares Core MSCI Emerging Markets ETF...
6.5
iShares Core International Aggregate Bond ETF...
5.9
iShares Core S&P Mid-Cap ETF...
1.9
iShares Core S&P Small-Cap ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI, Inc. or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core 60/40 Balanced Allocation ETF

Annual Shareholder Report — July 31, 2026

AOR-07/26-AR

iShares Core 80/20 Aggressive Allocation ETF

AOA | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Core 80/20 Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 80/20 Aggressive Allocation ETF	$11Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 18.53%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11%, the Bloomberg U.S. Universal Index returned 3.02% and the S&P Target Risk Aggressive Index returned 18.66%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period, particularly in the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. Among international developed stocks, Japanese financials stocks were notable contributors. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks. Among emerging-market stocks, Taiwan’s information technology sector was driven by soaring demand for advanced chips used for high-performance computing and AI applications.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	S&P Target Risk Aggressive Index
Jul 16	$10,000	$10,000	$10,000	$10,000
Aug 16	$10,028	$10,034	$10,011	$10,026
Sep 16	$10,098	$10,095	$10,013	$10,097
Oct 16	$9,923	$9,924	$9,947	$9,922
Nov 16	$9,970	$9,999	$9,723	$9,969
Dec 16	$10,141	$10,216	$9,752	$10,139
Jan 17	$10,360	$10,494	$9,786	$10,361
Feb 17	$10,605	$10,789	$9,862	$10,606
Mar 17	$10,730	$10,921	$9,859	$10,734
Apr 17	$10,891	$11,091	$9,941	$10,895
May 17	$11,093	$11,336	$10,017	$11,098
Jun 17	$11,152	$11,387	$10,009	$11,157
Jul 17	$11,399	$11,706	$10,059	$11,414
Aug 17	$11,442	$11,751	$10,145	$11,459
Sep 17	$11,629	$11,978	$10,110	$11,647
Oct 17	$11,831	$12,226	$10,122	$11,852
Nov 17	$12,020	$12,463	$10,106	$12,023
Dec 17	$12,173	$12,664	$10,151	$12,179
Jan 18	$12,684	$13,379	$10,053	$12,693
Feb 18	$12,198	$12,817	$9,958	$12,207
Mar 18	$12,105	$12,533	$10,008	$12,115
Apr 18	$12,119	$12,662	$9,941	$12,131
May 18	$12,166	$12,678	$9,996	$12,182
Jun 18	$12,103	$12,609	$9,981	$12,119
Jul 18	$12,406	$12,989	$10,002	$12,426
Aug 18	$12,493	$13,092	$10,051	$12,510
Sep 18	$12,514	$13,148	$10,008	$12,531
Oct 18	$11,726	$12,163	$9,925	$11,743
Nov 18	$11,880	$12,341	$9,969	$11,901
Dec 18	$11,228	$11,472	$10,125	$11,247
Jan 19	$11,952	$12,378	$10,265	$11,977
Feb 19	$12,206	$12,709	$10,276	$12,232
Mar 19	$12,375	$12,868	$10,461	$12,405
Apr 19	$12,716	$13,303	$10,476	$12,748
May 19	$12,143	$12,514	$10,637	$12,175
Jun 19	$12,780	$13,334	$10,787	$12,813
Jul 19	$12,777	$13,373	$10,819	$12,814
Aug 19	$12,645	$13,055	$11,064	$12,689
Sep 19	$12,861	$13,330	$11,016	$12,907
Oct 19	$13,163	$13,695	$11,052	$13,213
Nov 19	$13,384	$14,029	$11,049	$13,436
Dec 19	$13,756	$14,523	$11,066	$13,810
Jan 20	$13,614	$14,363	$11,264	$13,669
Feb 20	$12,795	$13,203	$11,433	$12,851
Mar 20	$11,296	$11,420	$11,210	$11,345
Apr 20	$12,216	$12,644	$11,434	$12,273
May 20	$12,735	$13,194	$11,541	$12,796
Jun 20	$13,052	$13,615	$11,637	$13,113
Jul 20	$13,606	$14,335	$11,842	$13,673
Aug 20	$14,232	$15,213	$11,774	$14,304
Sep 20	$13,894	$14,722	$11,752	$13,966
Oct 20	$13,636	$14,364	$11,710	$13,711
Nov 20	$14,944	$16,135	$11,863	$15,030
Dec 20	$15,524	$16,884	$11,904	$15,617
Jan 21	$15,466	$16,807	$11,829	$15,562
Feb 21	$15,778	$17,196	$11,677	$15,877
Mar 21	$16,180	$17,656	$11,541	$16,283
Apr 21	$16,737	$18,427	$11,638	$16,847
May 21	$16,980	$18,706	$11,682	$17,093
Jun 21	$17,130	$18,961	$11,767	$17,247
Jul 21	$17,281	$19,092	$11,886	$17,402
Aug 21	$17,593	$19,569	$11,878	$17,719
Sep 21	$16,984	$18,761	$11,776	$17,107
Oct 21	$17,681	$19,719	$11,766	$17,812
Nov 21	$17,351	$19,244	$11,781	$17,480
Dec 21	$17,920	$20,013	$11,773	$18,056
Jan 22	$17,214	$19,031	$11,515	$17,344
Feb 22	$16,777	$18,539	$11,358	$16,907
Mar 22	$16,959	$18,941	$11,053	$17,091
Apr 22	$15,769	$17,425	$10,641	$15,893
May 22	$15,884	$17,445	$10,699	$16,010
Jun 22	$14,771	$15,975	$10,485	$14,889
Jul 22	$15,683	$17,090	$10,749	$15,809
Aug 22	$15,053	$16,461	$10,470	$15,174
Sep 22	$13,797	$14,885	$10,019	$13,909
Oct 22	$14,483	$15,783	$9,909	$14,602
Nov 22	$15,592	$17,008	$10,278	$15,722
Dec 22	$15,016	$16,338	$10,243	$15,143
Jan 23	$16,020	$17,510	$10,561	$16,158
Feb 23	$15,524	$17,008	$10,302	$15,658
Mar 23	$15,961	$17,532	$10,543	$16,101
Apr 23	$16,183	$17,784	$10,608	$16,326
May 23	$15,969	$17,593	$10,498	$16,111
Jun 23	$16,712	$18,615	$10,481	$16,862
Jul 23	$17,185	$19,296	$10,492	$17,341
Aug 23	$16,773	$18,757	$10,428	$16,927
Sep 23	$16,119	$17,981	$10,180	$16,268
Oct 23	$15,708	$17,441	$10,027	$15,855
Nov 23	$16,947	$19,051	$10,478	$17,106
Dec 23	$17,761	$19,966	$10,876	$17,930
Jan 24	$17,784	$20,083	$10,850	$17,954
Feb 24	$18,347	$20,944	$10,720	$18,524
Mar 24	$18,881	$21,602	$10,825	$19,064
Apr 24	$18,263	$20,889	$10,572	$18,442
May 24	$19,006	$21,738	$10,747	$19,194
Jun 24	$19,277	$22,222	$10,845	$19,468
Jul 24	$19,664	$22,580	$11,092	$19,861
Aug 24	$20,093	$23,154	$11,255	$20,296
Sep 24	$20,492	$23,692	$11,409	$20,701
Oct 24	$20,021	$23,160	$11,150	$20,227
Nov 24	$20,664	$24,026	$11,267	$20,877
Dec 24	$20,139	$23,457	$11,097	$20,349
Jan 25	$20,656	$24,245	$11,164	$20,873
Feb 25	$20,681	$24,099	$11,395	$20,901
Mar 25	$20,116	$23,147	$11,392	$20,332
Apr 25	$20,236	$23,363	$11,433	$20,455
May 25	$21,138	$24,705	$11,375	$21,369
Jun 25	$21,994	$25,815	$11,552	$22,237
Jul 25	$22,169	$26,165	$11,535	$22,415
Aug 25	$22,749	$26,811	$11,674	$23,003
Sep 25	$23,415	$27,783	$11,797	$23,679
Oct 25	$23,815	$28,404	$11,876	$24,085
Nov 25	$23,914	$28,401	$11,947	$24,188
Dec 25	$24,090	$28,697	$11,939	$24,368
Jan 26	$24,716	$29,548	$11,957	$25,004
Feb 26	$25,132	$29,928	$12,139	$25,428
Mar 26	$23,770	$27,779	$11,921	$24,051
Apr 26	$25,560	$30,604	$11,958	$25,864
May 26	$26,480	$32,184	$12,000	$26,797
Jun 26	$26,390	$31,926	$12,031	$26,709
Jul 26	$26,278	$31,950	$11,884	$26,598

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
18.53%	8.74%	10.14%
MSCI All Country World Index (Net)...
22.11	10.85	12.32
Bloomberg U.S. Universal Index...
3.02	(0.00)	1.74
S&P Target Risk Aggressive Index...
18.66	8.86	10.28

Key Fund statistics

Table Summary
Net Assets...
$3,189,455,440
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$2,949,782
Portfolio Turnover Rate...
7%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
49.6%
International Equity...
31.3
Domestic Fixed Income...
16.2
International Fixed Income...
2.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
45.7%
iShares Core MSCI International Developed Markets ETF...
22.8
iShares Core Universal USD Bond ETF...
16.2
iShares Core MSCI Emerging Markets ETF...
8.5
iShares Core International Aggregate Bond ETF...
2.9
iShares Core S&P Mid-Cap ETF...
2.6
iShares Core S&P Small-Cap ETF...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI, Inc. or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core 80/20 Aggressive Allocation ETF

Annual Shareholder Report — July 31, 2026

AOA-07/26-AR

iShares Morningstar Multi-Asset Income ETF

IYLD | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Morningstar Multi-Asset Income ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Multi-Asset Income ETF	$27Footnote Reference(a)	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 13.24%.

  For the same period, the Bloomberg U.S. Universal Index returned 3.02%, the MSCI All Country World Index (Net) returned 22.11% and the Morningstar Multi-Asset High Income Index returned 13.42%.

What contributed to performance?

Latin American securities were the largest contributors to the Fund’s return during the reporting period. Notably, materials stocks from Mexico were supported by a strong surge in global copper and precious metal prices, which significantly boosted corporate profits and expanded profit margins despite flat or lower production volumes. In Peru, financials companies benefited from strong domestic demand, resilient consumption, and record exports. International developed stocks also contributed during the reporting period, notably among Japanese financials stocks. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks. Within the fixed-income allocation, U.S. dollar high-yield issues in the consumer cyclicals sector were notable contributors, as were emerging market local currency bonds.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	Morningstar Multi-Asset High Income Index
Jul 16	$10,000	$10,000	$10,000	$10,000
Aug 16	$10,057	$10,011	$10,034	$10,058
Sep 16	$10,105	$10,013	$10,095	$10,105
Oct 16	$9,942	$9,947	$9,924	$9,941
Nov 16	$9,748	$9,723	$9,999	$9,746
Dec 16	$9,901	$9,752	$10,216	$9,894
Jan 17	$10,023	$9,786	$10,494	$10,016
Feb 17	$10,220	$9,862	$10,789	$10,216
Mar 17	$10,298	$9,859	$10,921	$10,292
Apr 17	$10,426	$9,941	$11,091	$10,423
May 17	$10,541	$10,017	$11,336	$10,539
Jun 17	$10,591	$10,009	$11,387	$10,587
Jul 17	$10,701	$10,059	$11,706	$10,695
Aug 17	$10,765	$10,145	$11,751	$10,765
Sep 17	$10,854	$10,110	$11,978	$10,851
Oct 17	$10,792	$10,122	$12,226	$10,788
Nov 17	$10,862	$10,106	$12,463	$10,860
Dec 17	$10,977	$10,151	$12,664	$10,978
Jan 18	$10,904	$10,053	$13,379	$10,908
Feb 18	$10,637	$9,958	$12,817	$10,638
Mar 18	$10,717	$10,008	$12,533	$10,747
Apr 18	$10,700	$9,941	$12,662	$10,729
May 18	$10,680	$9,996	$12,678	$10,679
Jun 18	$10,664	$9,981	$12,609	$10,664
Jul 18	$10,900	$10,002	$12,989	$10,899
Aug 18	$10,846	$10,051	$13,092	$10,842
Sep 18	$10,887	$10,008	$13,148	$10,888
Oct 18	$10,609	$9,925	$12,163	$10,610
Nov 18	$10,646	$9,969	$12,341	$10,646
Dec 18	$10,455	$10,125	$11,472	$10,453
Jan 19	$11,057	$10,265	$12,378	$11,057
Feb 19	$11,104	$10,276	$12,709	$11,102
Mar 19	$11,196	$10,461	$12,868	$11,202
Apr 19	$11,320	$10,476	$13,303	$11,326
May 19	$11,064	$10,637	$12,514	$11,073
Jun 19	$11,508	$10,787	$13,334	$11,519
Jul 19	$11,545	$10,819	$13,373	$11,553
Aug 19	$11,433	$11,064	$13,055	$11,444
Sep 19	$11,594	$11,016	$13,330	$11,613
Oct 19	$11,747	$11,052	$13,695	$11,766
Nov 19	$11,779	$11,049	$14,029	$11,798
Dec 19	$12,115	$11,066	$14,523	$12,136
Jan 20	$12,186	$11,264	$14,363	$12,207
Feb 20	$11,744	$11,433	$13,203	$11,766
Mar 20	$9,570	$11,210	$11,420	$9,594
Apr 20	$10,176	$11,434	$12,644	$10,197
May 20	$10,527	$11,541	$13,194	$10,546
Jun 20	$10,771	$11,637	$13,615	$10,808
Jul 20	$11,188	$11,842	$14,335	$11,224
Aug 20	$11,198	$11,774	$15,213	$11,237
Sep 20	$11,064	$11,752	$14,722	$11,110
Oct 20	$10,891	$11,710	$14,364	$10,938
Nov 20	$11,699	$11,863	$16,135	$11,753
Dec 20	$11,963	$11,904	$16,884	$12,024
Jan 21	$11,769	$11,829	$16,807	$11,831
Feb 21	$11,696	$11,677	$17,196	$11,754
Mar 21	$11,715	$11,541	$17,656	$11,773
Apr 21	$11,927	$11,638	$18,427	$11,985
May 21	$12,048	$11,682	$18,706	$12,107
Jun 21	$12,193	$11,767	$18,961	$12,254
Jul 21	$12,323	$11,886	$19,092	$12,386
Aug 21	$12,385	$11,878	$19,569	$12,452
Sep 21	$12,166	$11,776	$18,761	$12,231
Oct 21	$12,288	$11,766	$19,719	$12,356
Nov 21	$12,138	$11,781	$19,244	$12,204
Dec 21	$12,366	$11,773	$20,013	$12,435
Jan 22	$12,103	$11,515	$19,031	$12,175
Feb 22	$11,772	$11,358	$18,539	$11,841
Mar 22	$11,544	$11,053	$18,941	$11,634
Apr 22	$10,880	$10,641	$17,425	$10,941
May 22	$11,024	$10,699	$17,445	$11,085
Jun 22	$10,342	$10,485	$15,975	$10,325
Jul 22	$10,752	$10,749	$17,090	$10,758
Aug 22	$10,368	$10,470	$16,461	$10,421
Sep 22	$9,706	$10,019	$14,885	$9,752
Oct 22	$9,825	$9,909	$15,783	$9,872
Nov 22	$10,480	$10,278	$17,008	$10,527
Dec 22	$10,320	$10,243	$16,338	$10,365
Jan 23	$10,919	$10,561	$17,510	$10,968
Feb 23	$10,570	$10,302	$17,008	$10,615
Mar 23	$10,524	$10,543	$17,532	$10,568
Apr 23	$10,628	$10,608	$17,784	$10,672
May 23	$10,429	$10,498	$17,593	$10,473
Jun 23	$10,753	$10,481	$18,615	$10,800
Jul 23	$10,982	$10,492	$19,296	$11,030
Aug 23	$10,835	$10,428	$18,757	$10,890
Sep 23	$10,700	$10,180	$17,981	$10,753
Oct 23	$10,495	$10,027	$17,441	$10,542
Nov 23	$11,046	$10,478	$19,051	$11,096
Dec 23	$11,460	$10,876	$19,966	$11,515
Jan 24	$11,404	$10,850	$20,083	$11,460
Feb 24	$11,426	$10,720	$20,944	$11,484
Mar 24	$11,548	$10,825	$21,602	$11,609
Apr 24	$11,432	$10,572	$20,889	$11,493
May 24	$11,713	$10,747	$21,738	$11,777
Jun 24	$11,657	$10,845	$22,222	$11,726
Jul 24	$11,896	$11,092	$22,580	$11,968
Aug 24	$12,142	$11,255	$23,154	$12,208
Sep 24	$12,314	$11,409	$23,692	$12,384
Oct 24	$12,092	$11,150	$23,160	$12,163
Nov 24	$12,089	$11,267	$24,026	$12,162
Dec 24	$11,845	$11,097	$23,457	$11,914
Jan 25	$12,104	$11,164	$24,245	$12,176
Feb 25	$12,227	$11,395	$24,099	$12,274
Mar 25	$12,263	$11,392	$23,147	$12,311
Apr 25	$12,405	$11,433	$23,363	$12,455
May 25	$12,543	$11,375	$24,705	$12,596
Jun 25	$12,807	$11,552	$25,815	$12,864
Jul 25	$12,752	$11,535	$26,165	$12,810
Aug 25	$13,090	$11,674	$26,811	$13,152
Sep 25	$13,312	$11,797	$27,783	$13,376
Oct 25	$13,358	$11,876	$28,404	$13,423
Nov 25	$13,557	$11,947	$28,401	$13,624
Dec 25	$13,636	$11,939	$28,697	$13,708
Jan 26	$14,133	$11,957	$29,548	$14,209
Feb 26	$14,331	$12,139	$29,928	$14,411
Mar 26	$13,899	$11,921	$27,779	$13,980
Apr 26	$14,252	$11,958	$30,604	$14,337
May 26	$14,362	$12,000	$32,184	$14,450
Jun 26	$14,325	$12,031	$31,926	$14,414
Jul 26	$14,440	$11,884	$31,950	$14,529

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
13.24%	3.22%	3.74%
Bloomberg U.S. Universal Index...
3.02	(0.00)	1.74
MSCI All Country World Index (Net)...
22.11	10.85	12.32
Morningstar Multi-Asset High Income Index...
13.42	3.24	3.81

Key Fund statistics

Table Summary
Net Assets...
$125,241,228
Number of Portfolio Holdings...
12
Net Investment Advisory Fees...
$310,885
Portfolio Turnover Rate...
37%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
36.7%
International Equity...
25.5
International Fixed Income...
23.1
Domestic Equity...
14.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Floating Rate Bond ETF...
15.0%
iShares Core 1-5 Year USD Bond ETF...
14.9
iShares Broad USD High Yield Corporate Bond ETF...
14.9
iShares Preferred and Income Securities ETF...
14.7
iShares MSCI EAFE Value ETF...
11.1
iShares Core MSCI Pacific ETF...
9.2
iShares Broad USD Investment Grade Corporate Bond ETF...
6.9
iShares Global REIT ETF...
5.2
iShares J.P. Morgan EM Corporate Bond ETF...
5.0
iShares J.P. Morgan EM Local Currency Bond ETF...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI, Inc. or Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Multi-Asset Income ETF

Annual Shareholder Report — July 31, 2026

IYLD-07/26-AR

iShares Core MSCI EAFE ETF

IEFA | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Core MSCI EAFE ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI EAFE ETF	$9	0.08%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 24.74%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE IMI Index (Net) returned 23.67%.

What contributed to performance?

Japanese stocks contributed the most to the Fund’s return during the reporting period. As the Bank of Japan exited its ultra-low interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the financials sector. Japanese information technology stocks also contributed, supported by semiconductors and semiconductor equipment makers that are key suppliers in the global artificial intelligence chip supply chain. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Also contributing was a Dutch supplier of chipmaking machines. The company is currently the sole manufacturer of advanced lithography equipment needed to produce the most powerful chips, and surging demand for these technologies has prompted chipmakers to sharply increase orders and capital spending.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE IMI Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,998	$10,063	$9,998
Sep 16	$10,146	$10,187	$10,145
Oct 16	$9,926	$10,041	$9,926
Nov 16	$9,718	$9,809	$9,717
Dec 16	$10,042	$10,060	$10,042
Jan 17	$10,345	$10,416	$10,342
Feb 17	$10,503	$10,582	$10,502
Mar 17	$10,787	$10,850	$10,779
Apr 17	$11,093	$11,082	$11,080
May 17	$11,506	$11,442	$11,487
Jun 17	$11,491	$11,477	$11,469
Jul 17	$11,836	$11,901	$11,812
Aug 17	$11,844	$11,963	$11,823
Sep 17	$12,147	$12,185	$12,123
Oct 17	$12,335	$12,415	$12,310
Nov 17	$12,477	$12,515	$12,449
Dec 17	$12,695	$12,795	$12,668
Jan 18	$13,336	$13,508	$13,306
Feb 18	$12,753	$12,871	$12,724
Mar 18	$12,519	$12,643	$12,484
Apr 18	$12,818	$12,845	$12,776
May 18	$12,559	$12,549	$12,513
Jun 18	$12,392	$12,313	$12,347
Jul 18	$12,668	$12,607	$12,617
Aug 18	$12,445	$12,344	$12,394
Sep 18	$12,525	$12,400	$12,472
Oct 18	$11,496	$11,391	$11,449
Nov 18	$11,471	$11,499	$11,425
Dec 18	$10,893	$10,979	$10,844
Jan 19	$11,633	$11,808	$11,579
Feb 19	$11,924	$12,039	$11,869
Mar 19	$11,995	$12,111	$11,936
Apr 19	$12,341	$12,431	$12,275
May 19	$11,745	$11,763	$11,677
Jun 19	$12,419	$12,472	$12,341
Jul 19	$12,272	$12,321	$12,195
Aug 19	$11,957	$11,940	$11,881
Sep 19	$12,302	$12,247	$12,220
Oct 19	$12,758	$12,675	$12,676
Nov 19	$12,923	$12,787	$12,838
Dec 19	$13,362	$13,340	$13,276
Jan 20	$13,068	$12,982	$12,983
Feb 20	$11,873	$11,956	$11,795
Mar 20	$10,220	$10,225	$10,155
Apr 20	$10,932	$10,999	$10,866
May 20	$11,462	$11,359	$11,382
Jun 20	$11,822	$11,873	$11,737
Jul 20	$12,112	$12,402	$12,027
Aug 20	$12,775	$12,933	$12,685
Sep 20	$12,475	$12,615	$12,389
Oct 20	$11,986	$12,344	$11,904
Nov 20	$13,817	$14,004	$13,718
Dec 20	$14,504	$14,761	$14,400
Jan 21	$14,366	$14,793	$14,262
Feb 21	$14,701	$15,086	$14,591
Mar 21	$15,043	$15,277	$14,924
Apr 21	$15,530	$15,727	$15,395
May 21	$16,046	$16,219	$15,909
Jun 21	$15,829	$16,113	$15,677
Jul 21	$15,982	$15,848	$15,818
Aug 21	$16,257	$16,149	$16,124
Sep 21	$15,704	$15,632	$15,639
Oct 21	$16,166	$16,005	$16,002
Nov 21	$15,412	$15,284	$15,234
Dec 21	$16,142	$15,916	$15,996
Jan 22	$15,466	$15,330	$15,161
Feb 22	$15,019	$15,026	$14,905
Mar 22	$14,986	$15,050	$14,985
Apr 22	$14,016	$14,105	$14,007
May 22	$14,256	$14,206	$14,081
Jun 22	$12,951	$12,984	$12,738
Jul 22	$13,651	$13,429	$13,403
Aug 22	$12,854	$12,997	$12,773
Sep 22	$11,614	$11,698	$11,537
Oct 22	$12,278	$12,048	$12,138
Nov 22	$13,939	$13,470	$13,481
Dec 22	$13,699	$13,369	$13,511
Jan 23	$14,862	$14,453	$14,593
Feb 23	$14,416	$13,946	$14,287
Mar 23	$14,814	$14,287	$14,586
Apr 23	$15,214	$14,535	$14,981
May 23	$14,621	$14,006	$14,348
Jun 23	$15,246	$14,635	$14,968
Jul 23	$15,691	$15,230	$15,477
Aug 23	$15,085	$14,542	$14,895
Sep 23	$14,524	$14,083	$14,365
Oct 23	$14,042	$13,502	$13,747
Nov 23	$15,256	$14,717	$15,037
Dec 23	$16,114	$15,457	$15,877
Jan 24	$15,991	$15,303	$15,919
Feb 24	$16,429	$15,691	$16,179
Mar 24	$16,975	$16,181	$16,695
Apr 24	$16,431	$15,891	$16,283
May 24	$17,296	$16,352	$16,924
Jun 24	$16,893	$16,336	$16,617
Jul 24	$17,454	$16,714	$17,168
Aug 24	$18,021	$17,190	$17,695
Sep 24	$18,194	$17,654	$17,899
Oct 24	$17,173	$16,787	$16,905
Nov 24	$17,156	$16,636	$16,824
Dec 24	$16,663	$16,312	$16,440
Jan 25	$17,448	$16,969	$17,263
Feb 25	$17,927	$17,205	$17,545
Mar 25	$17,922	$17,166	$17,497
Apr 25	$18,678	$17,786	$18,328
May 25	$19,566	$18,600	$19,193
Jun 25	$20,123	$19,232	$19,674
Jul 25	$19,662	$19,176	$19,436
Aug 25	$20,608	$19,842	$20,274
Sep 25	$21,097	$20,557	$20,653
Oct 25	$21,240	$20,972	$20,836
Nov 25	$21,409	$20,967	$20,984
Dec 25	$21,967	$21,595	$21,591
Jan 26	$23,098	$22,887	$22,735
Feb 26	$24,206	$24,036	$23,793
Mar 26	$22,197	$21,443	$21,323
Apr 26	$23,537	$23,512	$22,956
May 26	$24,136	$24,696	$23,689
Jun 26	$24,148	$24,551	$23,576
Jul 26	$24,526	$24,635	$24,037

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
24.74%	8.94%	9.39%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE IMI Index (Net)...
23.67	8.73	9.17

Key Fund statistics

Table Summary
Net Assets...
$190,109,120,411
Number of Portfolio Holdings...
2,619
Net Investment Advisory Fees...
$118,070,100
Portfolio Turnover Rate...
3%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.8%
Industrials...
19.6
Information Technology...
10.0
Health Care...
9.5
Consumer Discretionary...
8.9
Consumer Staples...
6.6
Materials...
6.6
Communication Services...
3.8
Energy...
3.8
Utilities...
3.6
Real Estate...
2.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
25.0%
United Kingdom...
14.6
France...
9.1
Switzerland...
8.7
Germany...
8.2
Australia...
7.1
Netherlands...
5.0
Sweden...
3.9
Spain...
3.7
Italy...
3.3
OtherFootnote Reference(b)...
11.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core MSCI EAFE ETF

Annual Shareholder Report — July 31, 2026

IEFA-07/26-AR

iShares Core MSCI Europe ETF

IEUR | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Core MSCI Europe ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Europe ETF	$11	0.10%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 23.17%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI Europe IMI (Net) returned 21.67%.

What contributed to performance?

During the reporting period, stocks in the United Kingdom were the largest contributors to the Fund’s return. Diversified banks gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). In the materials sector, metals and mining stocks were supported by soaring global demand for copper driven by the global shift to renewable energy sources. Copper is one of the most efficient and affordable conductors of electricity needed for electric vehicles. Also contributing was a Dutch supplier of chipmaking machines. The company is currently the sole manufacturer of advanced lithography equipment needed to produce the most powerful semiconductor chips, and the global artificial intelligence boom has driven chipmakers to sharply increase orders and spending. Swiss pharmaceuticals companies gained due to soaring global demand for next-generation treatments, strong patent portfolios protecting core blockbuster drugs, and a wave of strategic acquisitions that expanded their oncology and weight-loss pipelines.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Europe IMI (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,039	$10,063	$10,039
Sep 16	$10,142	$10,187	$10,140
Oct 16	$9,790	$10,041	$9,788
Nov 16	$9,579	$9,809	$9,576
Dec 16	$10,068	$10,060	$10,066
Jan 17	$10,292	$10,416	$10,292
Feb 17	$10,418	$10,582	$10,419
Mar 17	$10,830	$10,850	$10,828
Apr 17	$11,262	$11,082	$11,254
May 17	$11,808	$11,442	$11,792
Jun 17	$11,680	$11,477	$11,664
Jul 17	$12,054	$11,901	$12,035
Aug 17	$12,061	$11,963	$12,044
Sep 17	$12,465	$12,185	$12,452
Oct 17	$12,528	$12,415	$12,513
Nov 17	$12,561	$12,515	$12,544
Dec 17	$12,771	$12,795	$12,760
Jan 18	$13,471	$13,508	$13,456
Feb 18	$12,698	$12,871	$12,683
Mar 18	$12,561	$12,643	$12,536
Apr 18	$12,911	$12,845	$12,874
May 18	$12,528	$12,549	$12,478
Jun 18	$12,436	$12,313	$12,387
Jul 18	$12,821	$12,607	$12,770
Aug 18	$12,490	$12,344	$12,442
Sep 18	$12,493	$12,400	$12,446
Oct 18	$11,504	$11,391	$11,459
Nov 18	$11,361	$11,499	$11,314
Dec 18	$10,824	$10,979	$10,779
Jan 19	$11,577	$11,808	$11,528
Feb 19	$11,958	$12,039	$11,903
Mar 19	$12,028	$12,111	$11,966
Apr 19	$12,477	$12,431	$12,407
May 19	$11,787	$11,763	$11,712
Jun 19	$12,561	$12,472	$12,475
Jul 19	$12,313	$12,321	$12,226
Aug 19	$12,004	$11,940	$11,915
Sep 19	$12,327	$12,247	$12,236
Oct 19	$12,747	$12,675	$12,654
Nov 19	$12,965	$12,787	$12,874
Dec 19	$13,506	$13,340	$13,414
Jan 20	$13,159	$12,982	$13,068
Feb 20	$11,945	$11,956	$11,863
Mar 20	$10,106	$10,225	$10,043
Apr 20	$10,779	$10,999	$10,702
May 20	$11,306	$11,359	$11,220
Jun 20	$11,742	$11,873	$11,651
Jul 20	$12,232	$12,402	$12,136
Aug 20	$12,775	$12,933	$12,678
Sep 20	$12,356	$12,615	$12,268
Oct 20	$11,670	$12,344	$11,586
Nov 20	$13,673	$14,004	$13,575
Dec 20	$14,378	$14,761	$14,280
Jan 21	$14,192	$14,793	$14,095
Feb 21	$14,562	$15,086	$14,465
Mar 21	$14,996	$15,277	$14,887
Apr 21	$15,719	$15,727	$15,597
May 21	$16,390	$16,219	$16,251
Jun 21	$16,120	$16,113	$15,967
Jul 21	$16,439	$15,848	$16,302
Aug 21	$16,721	$16,149	$16,582
Sep 21	$15,829	$15,632	$15,757
Oct 21	$16,586	$16,005	$16,442
Nov 21	$15,790	$15,284	$15,579
Dec 21	$16,708	$15,916	$16,583
Jan 22	$16,061	$15,330	$15,746
Feb 22	$15,331	$15,026	$15,282
Mar 22	$15,250	$15,050	$15,264
Apr 22	$14,345	$14,105	$14,361
May 22	$14,637	$14,206	$14,452
Jun 22	$13,150	$12,984	$12,941
Jul 22	$13,841	$13,429	$13,616
Aug 22	$12,820	$12,997	$12,734
Sep 22	$11,573	$11,698	$11,557
Oct 22	$12,515	$12,048	$12,396
Nov 22	$14,239	$13,470	$13,794
Dec 22	$14,005	$13,369	$13,812
Jan 23	$15,282	$14,453	$15,021
Feb 23	$15,060	$13,946	$14,945
Mar 23	$15,448	$14,287	$15,227
Apr 23	$16,073	$14,535	$15,844
May 23	$15,226	$14,006	$14,914
Jun 23	$15,866	$14,635	$15,601
Jul 23	$16,311	$15,230	$16,104
Aug 23	$15,658	$14,542	$15,456
Sep 23	$14,981	$14,083	$14,817
Oct 23	$14,506	$13,502	$14,226
Nov 23	$15,906	$14,717	$15,670
Dec 23	$16,782	$15,457	$16,508
Jan 24	$16,573	$15,303	$16,445
Feb 24	$16,932	$15,691	$16,668
Mar 24	$17,584	$16,181	$17,298
Apr 24	$17,154	$15,891	$16,972
May 24	$18,271	$16,352	$17,841
Jun 24	$17,679	$16,336	$17,396
Jul 24	$18,169	$16,714	$17,826
Aug 24	$18,854	$17,190	$18,491
Sep 24	$18,919	$17,654	$18,580
Oct 24	$17,855	$16,787	$17,461
Nov 24	$17,515	$16,636	$17,170
Dec 24	$17,067	$16,312	$16,754
Jan 25	$18,100	$16,969	$17,865
Feb 25	$18,870	$17,205	$18,468
Mar 25	$18,911	$17,166	$18,428
Apr 25	$19,723	$17,786	$19,286
May 25	$20,692	$18,600	$20,213
Jun 25	$21,233	$19,232	$20,676
Jul 25	$20,639	$19,176	$20,317
Aug 25	$21,454	$19,842	$20,975
Sep 25	$21,944	$20,557	$21,366
Oct 25	$21,989	$20,972	$21,493
Nov 25	$22,290	$20,967	$21,787
Dec 25	$23,060	$21,595	$22,631
Jan 26	$24,117	$22,887	$23,647
Feb 26	$24,912	$24,036	$24,381
Mar 26	$22,822	$21,443	$21,952
Apr 26	$24,199	$23,512	$23,559
May 26	$24,733	$24,696	$24,199
Jun 26	$24,883	$24,551	$24,278
Jul 26	$25,421	$24,635	$24,719

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
23.17%	9.11%	9.78%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI Europe IMI (Net)...
21.67	8.68	9.47

Key Fund statistics

Table Summary
Net Assets...
$8,961,563,488
Number of Portfolio Holdings...
1,014
Net Investment Advisory Fees...
$6,882,321
Portfolio Turnover Rate...
3%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.7%
Industrials...
19.7
Health Care...
12.3
Information Technology...
8.5
Consumer Staples...
8.1
Consumer Discretionary...
6.8
Materials...
5.6
Energy...
5.1
Utilities...
4.5
Communication Services...
3.3
Real Estate...
1.4
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
23.3%
France...
14.6
Switzerland...
14.0
Germany...
13.2
Netherlands...
8.0
Sweden...
6.3
Spain...
5.9
Italy...
5.2
Denmark...
2.8
Belgium...
1.9
OtherFootnote Reference(b)...
4.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core MSCI Europe ETF

Annual Shareholder Report — July 31, 2026

IEUR-07/26-AR

iShares Core MSCI International Developed Markets ETF

IDEV | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Core MSCI International Developed Markets ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI International Developed Markets ETF	$5	0.04%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 25.48%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI World ex USA IMI Index (Net) returned 24.47%.

What contributed to performance?

Japanese stocks contributed the most to the Fund’s return during the reporting period. As the Bank of Japan exited its ultra-low interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the financials sector. Japanese information technology stocks also contributed, supported by semiconductors and semiconductor equipment makers that are key suppliers in the global artificial intelligence chip supply chain. In Canada, banking stocks in the financials sector benefited from strong earnings growth, resilient domestic lending, and strength in capital markets and wealth management, alongside continued shareholder returns. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 21, 2017 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI World ex USA IMI Index (Net)
Feb 17	$10,000	$10,000	$10,000
Mar 17	$10,000	$9,967	$9,999
Apr 17	$10,242	$10,180	$10,231
May 17	$10,588	$10,511	$10,572
Jun 17	$10,597	$10,543	$10,585
Jul 17	$10,914	$10,932	$10,908
Aug 17	$10,926	$10,989	$10,920
Sep 17	$11,210	$11,193	$11,205
Oct 17	$11,370	$11,404	$11,359
Nov 17	$11,493	$11,496	$11,481
Dec 17	$11,722	$11,753	$11,705
Jan 18	$12,275	$12,408	$12,251
Feb 18	$11,706	$11,823	$11,685
Mar 18	$11,502	$11,614	$11,474
Apr 18	$11,770	$11,800	$11,744
May 18	$11,572	$11,527	$11,542
Jun 18	$11,433	$11,311	$11,405
Jul 18	$11,686	$11,581	$11,652
Aug 18	$11,488	$11,339	$11,453
Sep 18	$11,557	$11,390	$11,516
Oct 18	$10,611	$10,464	$10,574
Nov 18	$10,592	$10,563	$10,551
Dec 18	$10,044	$10,085	$9,987
Jan 19	$10,786	$10,847	$10,719
Feb 19	$11,057	$11,059	$10,990
Mar 19	$11,119	$11,125	$11,037
Apr 19	$11,438	$11,419	$11,348
May 19	$10,887	$10,806	$10,803
Jun 19	$11,523	$11,456	$11,423
Jul 19	$11,395	$11,318	$11,298
Aug 19	$11,123	$10,968	$11,022
Sep 19	$11,433	$11,250	$11,328
Oct 19	$11,819	$11,643	$11,708
Nov 19	$11,989	$11,746	$11,871
Dec 19	$12,393	$12,254	$12,274
Jan 20	$12,138	$11,925	$12,020
Feb 20	$11,049	$10,982	$10,937
Mar 20	$9,421	$9,392	$9,328
Apr 20	$10,137	$10,104	$10,039
May 20	$10,622	$10,435	$10,505
Jun 20	$10,958	$10,906	$10,840
Jul 20	$11,266	$11,393	$11,146
Aug 20	$11,883	$11,880	$11,755
Sep 20	$11,576	$11,588	$11,452
Oct 20	$11,137	$11,339	$11,013
Nov 20	$12,814	$12,864	$12,678
Dec 20	$13,435	$13,560	$13,296
Jan 21	$13,309	$13,589	$13,170
Feb 21	$13,666	$13,858	$13,513
Mar 21	$14,020	$14,033	$13,850
Apr 21	$14,485	$14,447	$14,306
May 21	$15,009	$14,898	$14,820
Jun 21	$14,812	$14,802	$14,614
Jul 21	$14,942	$14,558	$14,730
Aug 21	$15,178	$14,834	$14,992
Sep 21	$14,676	$14,359	$14,549
Oct 21	$15,180	$14,702	$14,960
Nov 21	$14,469	$14,040	$14,239
Dec 21	$15,145	$14,621	$14,944
Jan 22	$14,562	$14,082	$14,229
Feb 22	$14,186	$13,803	$14,022
Mar 22	$14,233	$13,825	$14,170
Apr 22	$13,291	$12,957	$13,232
May 22	$13,515	$13,050	$13,312
Jun 22	$12,254	$11,927	$12,023
Jul 22	$12,915	$12,336	$12,654
Aug 22	$12,183	$11,939	$12,069
Sep 22	$11,020	$10,746	$10,913
Oct 22	$11,670	$11,067	$11,498
Nov 22	$13,161	$12,373	$12,706
Dec 22	$12,882	$12,281	$12,664
Jan 23	$13,989	$13,277	$13,692
Feb 23	$13,541	$12,811	$13,370
Mar 23	$13,886	$13,124	$13,624
Apr 23	$14,255	$13,352	$13,991
May 23	$13,674	$12,866	$13,385
Jun 23	$14,282	$13,444	$13,989
Jul 23	$14,711	$13,990	$14,466
Aug 23	$14,145	$13,358	$13,917
Sep 23	$13,619	$12,937	$13,427
Oct 23	$13,140	$12,403	$12,829
Nov 23	$14,294	$13,519	$14,040
Dec 23	$15,108	$14,199	$14,840
Jan 24	$14,986	$14,058	$14,860
Feb 24	$15,372	$14,413	$15,085
Mar 24	$15,903	$14,864	$15,587
Apr 24	$15,394	$14,597	$15,190
May 24	$16,182	$15,021	$15,782
Jun 24	$15,810	$15,007	$15,494
Jul 24	$16,362	$15,354	$16,031
Aug 24	$16,898	$15,791	$16,533
Sep 24	$17,097	$16,216	$16,753
Oct 24	$16,206	$15,421	$15,884
Nov 24	$16,307	$15,281	$15,924
Dec 24	$15,786	$14,985	$15,498
Jan 25	$16,486	$15,588	$16,231
Feb 25	$16,884	$15,804	$16,469
Mar 25	$16,864	$15,769	$16,400
Apr 25	$17,577	$16,338	$17,169
May 25	$18,437	$17,086	$18,006
Jun 25	$18,980	$17,666	$18,483
Jul 25	$18,592	$17,615	$18,291
Aug 25	$19,513	$18,227	$19,110
Sep 25	$20,018	$18,883	$19,519
Oct 25	$20,150	$19,265	$19,681
Nov 25	$20,386	$19,260	$19,905
Dec 25	$20,931	$19,837	$20,486
Jan 26	$21,921	$21,024	$21,493
Feb 26	$23,043	$22,080	$22,553
Mar 26	$21,179	$19,697	$20,310
Apr 26	$22,468	$21,598	$21,841
May 26	$23,004	$22,686	$22,489
Jun 26	$22,946	$22,552	$22,321
Jul 26	$23,329	$22,629	$22,765

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
25.48%	9.32%	9.47%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.12
MSCI World ex USA IMI Index (Net)...
24.47	9.10	9.19

Key Fund statistics

Table Summary
Net Assets...
$31,637,455,530
Number of Portfolio Holdings...
2,322
Net Investment Advisory Fees...
$10,476,269
Portfolio Turnover Rate...
4%

The inception date of the Fund was March 21, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
26.3%
Industrials...
18.4
Information Technology...
9.7
Health Care...
8.4
Consumer Discretionary...
8.2
Materials...
7.7
Consumer Staples...
6.2
Energy...
5.5
Utilities...
3.5
Communication Services...
3.5
Real Estate...
2.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
21.9%
United Kingdom...
12.8
Canada...
12.0
France...
8.1
Switzerland...
7.7
Germany...
7.2
Australia...
6.3
Netherlands...
4.4
Sweden...
3.4
Spain...
3.3
OtherFootnote Reference(b)...
12.9
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core MSCI International Developed Markets ETF

Annual Shareholder Report — July 31, 2026

IDEV-07/26-AR

iShares Core MSCI Pacific ETF

IPAC | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Core MSCI Pacific ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Pacific ETF	$10	0.09%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 27.10%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI Pacific IMI (Net) returned 26.92%.

What contributed to performance?

Japanese stocks were meaningful contributors to the Fund’s return during the reporting period.

As the Bank of Japan exited its ultra-low interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the financials sector. Information technology stocks also contributed, supported by strong demand for technology hardware and semiconductor-related products as investment in artificial intelligence infrastructure continued to grow. In the industrials sector, trading companies and distributors benefited from strong earnings, shareholder-friendly initiatives, and continued demand across their diversified businesses. In Australia, materials stocks also contributed, as metals and mining stocks were supported by higher prices and strong demand for iron ore and other key commodities.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Pacific IMI (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,952	$10,063	$9,933
Sep 16	$10,167	$10,187	$10,168
Oct 16	$10,184	$10,041	$10,177
Nov 16	$9,980	$9,809	$9,973
Dec 16	$10,038	$10,060	$10,031
Jan 17	$10,473	$10,416	$10,457
Feb 17	$10,678	$10,582	$10,665
Mar 17	$10,748	$10,850	$10,727
Apr 17	$10,836	$11,082	$10,823
May 17	$11,037	$11,442	$11,020
Jun 17	$11,196	$11,477	$11,176
Jul 17	$11,509	$11,901	$11,485
Aug 17	$11,548	$11,963	$11,522
Sep 17	$11,675	$12,185	$11,642
Oct 17	$12,092	$12,415	$12,047
Nov 17	$12,413	$12,515	$12,368
Dec 17	$12,631	$12,795	$12,586
Jan 18	$13,183	$13,508	$13,131
Feb 18	$12,904	$12,871	$12,865
Mar 18	$12,502	$12,643	$12,475
Apr 18	$12,729	$12,845	$12,694
May 18	$12,678	$12,549	$12,634
Jun 18	$12,385	$12,313	$12,336
Jul 18	$12,462	$12,607	$12,417
Aug 18	$12,400	$12,344	$12,350
Sep 18	$12,612	$12,400	$12,557
Oct 18	$11,527	$11,391	$11,465
Nov 18	$11,700	$11,499	$11,633
Dec 18	$11,068	$10,979	$10,986
Jan 19	$11,787	$11,808	$11,694
Feb 19	$11,930	$12,039	$11,847
Mar 19	$12,026	$12,111	$11,925
Apr 19	$12,191	$12,431	$12,094
May 19	$11,737	$11,763	$11,656
Jun 19	$12,259	$12,472	$12,166
Jul 19	$12,261	$12,321	$12,175
Aug 19	$11,952	$11,940	$11,861
Sep 19	$12,340	$12,247	$12,232
Oct 19	$12,859	$12,675	$12,753
Nov 19	$12,905	$12,787	$12,813
Dec 19	$13,197	$13,340	$13,098
Jan 20	$12,981	$12,982	$12,875
Feb 20	$11,798	$11,956	$11,705
Mar 20	$10,447	$10,225	$10,364
Apr 20	$11,213	$10,999	$11,152
May 20	$11,744	$11,359	$11,664
Jun 20	$12,004	$11,873	$11,907
Jul 20	$11,961	$12,402	$11,869
Aug 20	$12,840	$12,933	$12,723
Sep 20	$12,747	$12,615	$12,629
Oct 20	$12,579	$12,344	$12,453
Nov 20	$14,139	$14,004	$13,993
Dec 20	$14,757	$14,761	$14,630
Jan 21	$14,707	$14,793	$14,561
Feb 21	$14,996	$15,086	$14,828
Mar 21	$15,202	$15,277	$15,024
Apr 21	$15,271	$15,727	$15,087
May 21	$15,562	$16,219	$15,380
Jun 21	$15,395	$16,113	$15,222
Jul 21	$15,274	$15,848	$15,034
Aug 21	$15,527	$16,149	$15,388
Sep 21	$15,531	$15,632	$15,461
Oct 21	$15,494	$16,005	$15,269
Nov 21	$14,792	$15,284	$14,642
Dec 21	$15,204	$15,916	$15,000
Jan 22	$14,484	$15,330	$14,173
Feb 22	$14,475	$15,026	$14,247
Mar 22	$14,511	$15,050	$14,489
Apr 22	$13,435	$14,105	$13,388
May 22	$13,602	$14,206	$13,466
Jun 22	$12,584	$12,984	$12,394
Jul 22	$13,287	$13,429	$13,035
Aug 22	$12,816	$12,997	$12,772
Sep 22	$11,604	$11,698	$11,461
Oct 22	$11,809	$12,048	$11,669
Nov 22	$13,405	$13,470	$12,965
Dec 22	$13,181	$13,369	$13,041
Jan 23	$14,175	$14,453	$13,932
Feb 23	$13,415	$13,946	$13,274
Mar 23	$13,844	$14,287	$13,606
Apr 23	$13,894	$14,535	$13,660
May 23	$13,677	$14,006	$13,496
Jun 23	$14,282	$14,635	$14,015
Jul 23	$14,712	$15,230	$14,521
Aug 23	$14,183	$14,542	$14,042
Sep 23	$13,790	$14,083	$13,678
Oct 23	$13,342	$13,502	$13,051
Nov 23	$14,238	$14,717	$14,078
Dec 23	$15,069	$15,457	$14,913
Jan 24	$15,078	$15,303	$15,121
Feb 24	$15,614	$15,691	$15,415
Mar 24	$16,011	$16,181	$15,763
Apr 24	$15,298	$15,891	$15,232
May 24	$15,763	$16,352	$15,512
Jun 24	$15,649	$16,336	$15,420
Jul 24	$16,332	$16,714	$16,162
Aug 24	$16,688	$17,190	$16,453
Sep 24	$17,052	$17,654	$16,840
Oct 24	$16,062	$16,787	$16,007
Nov 24	$16,511	$16,636	$16,216
Dec 24	$15,907	$16,312	$15,847
Jan 25	$16,292	$16,969	$16,207
Feb 25	$16,334	$17,205	$15,994
Mar 25	$16,303	$17,166	$15,970
Apr 25	$16,963	$17,786	$16,752
May 25	$17,688	$18,600	$17,494
Jun 25	$18,209	$19,232	$17,940
Jul 25	$17,955	$19,176	$17,900
Aug 25	$19,111	$19,842	$19,025
Sep 25	$19,566	$20,557	$19,353
Oct 25	$19,848	$20,972	$19,614
Nov 25	$19,802	$20,967	$19,525
Dec 25	$19,982	$21,595	$19,717
Jan 26	$21,184	$22,887	$21,016
Feb 26	$22,818	$24,036	$22,626
Mar 26	$20,897	$21,443	$20,047
Apr 26	$22,092	$23,512	$21,655
May 26	$22,740	$24,696	$22,479
Jun 26	$22,674	$24,551	$22,207
Jul 26	$22,821	$24,635	$22,719

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
27.10%	8.36%	8.60%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI Pacific IMI (Net)...
26.92	8.61	8.55

Key Fund statistics

Table Summary
Net Assets...
$2,651,169,639
Number of Portfolio Holdings...
1,374
Net Investment Advisory Fees...
$2,019,497
Portfolio Turnover Rate...
6%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.6%
Industrials...
20.0
Consumer Discretionary...
12.7
Information Technology...
12.3
Materials...
8.4
Real Estate...
4.9
Communication Services...
4.8
Health Care...
4.8
Consumer Staples...
4.2
Utilities...
1.7
Energy...
1.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
69.3%
Australia...
19.8
Singapore...
5.2
Hong Kong...
5.1
New Zealand...
0.6
United Kingdom...
0.0Footnote Reference(b)
China...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core MSCI Pacific ETF

Annual Shareholder Report — July 31, 2026

IPAC-07/26-AR

iShares Core MSCI Total International Stock ETF

IXUS | NASDAQ

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Core MSCI Total International Stock ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Total International Stock ETF	$8	0.07%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 27.55%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI ACWI ex USA IMI (Net) returned 27.06%.

What contributed to performance?

Taiwanese equities were the primary contributor to the Fund’s return during the reporting period, as the information technology sector benefited from the artificial intelligence ("AI") boom. Semiconductor stocks were driven by soaring demand for advanced chips used for high-performance computing and AI applications. In Japan, bank stocks rallied as the Bank of Japan exited its ultra-low interest rate policy and multiple rate hikes lifted borrowing margins and boosted profitability. Japanese information technology stocks contributed, as semiconductors and semiconductor equipment firms benefited from increased AI spending. South Korea's information technology sector was also supported by the AI boom, due to surging global demand for advanced memory chips, which lifted export volumes, pushed prices sharply higher, and drove record profits and market valuations for its leading chipmakers.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI ACWI ex USA IMI (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,053	$10,063	$10,051
Sep 16	$10,192	$10,187	$10,192
Oct 16	$10,025	$10,041	$10,028
Nov 16	$9,786	$9,809	$9,787
Dec 16	$10,032	$10,060	$10,032
Jan 17	$10,397	$10,416	$10,391
Feb 17	$10,579	$10,582	$10,572
Mar 17	$10,845	$10,850	$10,833
Apr 17	$11,097	$11,082	$11,078
May 17	$11,448	$11,442	$11,429
Jun 17	$11,488	$11,477	$11,466
Jul 17	$11,908	$11,901	$11,887
Aug 17	$11,978	$11,963	$11,958
Sep 17	$12,207	$12,185	$12,185
Oct 17	$12,438	$12,415	$12,414
Nov 17	$12,551	$12,515	$12,527
Dec 17	$12,849	$12,795	$12,822
Jan 18	$13,557	$13,508	$13,524
Feb 18	$12,932	$12,871	$12,901
Mar 18	$12,704	$12,643	$12,665
Apr 18	$12,926	$12,845	$12,880
May 18	$12,653	$12,549	$12,607
Jun 18	$12,403	$12,313	$12,354
Jul 18	$12,669	$12,607	$12,620
Aug 18	$12,425	$12,344	$12,376
Sep 18	$12,458	$12,400	$12,403
Oct 18	$11,416	$11,391	$11,366
Nov 18	$11,511	$11,499	$11,463
Dec 18	$10,979	$10,979	$10,930
Jan 19	$11,819	$11,808	$11,760
Feb 19	$12,047	$12,039	$11,992
Mar 19	$12,114	$12,111	$12,056
Apr 19	$12,430	$12,431	$12,368
May 19	$11,771	$11,763	$11,707
Jun 19	$12,463	$12,472	$12,387
Jul 19	$12,323	$12,321	$12,246
Aug 19	$11,947	$11,940	$11,871
Sep 19	$12,251	$12,247	$12,174
Oct 19	$12,687	$12,675	$12,608
Nov 19	$12,814	$12,787	$12,733
Dec 19	$13,377	$13,340	$13,294
Jan 20	$13,006	$12,982	$12,929
Feb 20	$11,956	$11,956	$11,885
Mar 20	$10,152	$10,225	$10,089
Apr 20	$10,960	$10,999	$10,911
May 20	$11,390	$11,359	$11,308
Jun 20	$11,884	$11,873	$11,800
Jul 20	$12,418	$12,402	$12,334
Aug 20	$12,983	$12,933	$12,899
Sep 20	$12,685	$12,615	$12,602
Oct 20	$12,405	$12,344	$12,323
Nov 20	$14,077	$14,004	$13,986
Dec 20	$14,868	$14,761	$14,772
Jan 21	$14,896	$14,793	$14,797
Feb 21	$15,220	$15,086	$15,122
Mar 21	$15,437	$15,277	$15,329
Apr 21	$15,933	$15,727	$15,815
May 21	$16,389	$16,219	$16,272
Jun 21	$16,316	$16,113	$16,187
Jul 21	$16,108	$15,848	$15,977
Aug 21	$16,387	$16,149	$16,291
Sep 21	$15,818	$15,632	$15,773
Oct 21	$16,249	$16,005	$16,130
Nov 21	$15,524	$15,284	$15,394
Dec 21	$16,135	$15,916	$16,032
Jan 22	$15,660	$15,330	$15,381
Feb 22	$15,169	$15,026	$15,092
Mar 22	$15,119	$15,050	$15,134
Apr 22	$14,155	$14,105	$14,180
May 22	$14,346	$14,206	$14,249
Jun 22	$13,127	$12,984	$12,973
Jul 22	$13,633	$13,429	$13,460
Aug 22	$13,065	$12,997	$13,038
Sep 22	$11,745	$11,698	$11,716
Oct 22	$12,165	$12,048	$12,070
Nov 22	$13,803	$13,470	$13,457
Dec 22	$13,497	$13,369	$13,373
Jan 23	$14,650	$14,453	$14,441
Feb 23	$14,044	$13,946	$13,953
Mar 23	$14,426	$14,287	$14,251
Apr 23	$14,684	$14,535	$14,493
May 23	$14,172	$14,006	$13,983
Jun 23	$14,793	$14,635	$14,591
Jul 23	$15,367	$15,230	$15,204
Aug 23	$14,682	$14,542	$14,554
Sep 23	$14,182	$14,083	$14,082
Oct 23	$13,676	$13,502	$13,472
Nov 23	$14,839	$14,717	$14,697
Dec 23	$15,605	$15,457	$15,462
Jan 24	$15,325	$15,303	$15,293
Feb 24	$15,799	$15,691	$15,648
Mar 24	$16,291	$16,181	$16,105
Apr 24	$15,910	$15,891	$15,850
May 24	$16,571	$16,352	$16,317
Jun 24	$16,443	$16,336	$16,279
Jul 24	$16,880	$16,714	$16,690
Aug 24	$17,329	$17,190	$17,142
Sep 24	$17,741	$17,654	$17,611
Oct 24	$16,886	$16,787	$16,739
Nov 24	$16,841	$16,636	$16,598
Dec 24	$16,409	$16,312	$16,272
Jan 25	$16,986	$16,969	$16,865
Feb 25	$17,300	$17,205	$17,043
Mar 25	$17,341	$17,166	$17,019
Apr 25	$17,905	$17,786	$17,659
May 25	$18,750	$18,600	$18,514
Jun 25	$19,506	$19,232	$19,181
Jul 25	$19,294	$19,176	$19,139
Aug 25	$20,098	$19,842	$19,824
Sep 25	$20,837	$20,557	$20,497
Oct 25	$21,157	$20,972	$20,859
Nov 25	$21,212	$20,967	$20,877
Dec 25	$21,763	$21,595	$21,473
Jan 26	$23,011	$22,887	$22,770
Feb 26	$24,211	$24,036	$23,921
Mar 26	$22,126	$21,443	$21,328
Apr 26	$23,932	$23,512	$23,392
May 26	$24,872	$24,696	$24,529
Jun 26	$24,840	$24,551	$24,276
Jul 26	$24,609	$24,635	$24,318

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
27.55%	8.84%	9.42%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI ACWI ex USA IMI (Net)...
27.06	8.76	9.29

Key Fund statistics

Table Summary
Net Assets...
$58,385,357,403
Number of Portfolio Holdings...
4,497
Net Investment Advisory Fees...
$37,296,034
Portfolio Turnover Rate...
5%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.0%
Information Technology...
18.7
Industrials...
15.0
Consumer Discretionary...
8.4
Materials...
7.2
Health Care...
6.8
Consumer Staples...
5.3
Energy...
4.8
Communication Services...
4.4
Utilities...
3.1
Real Estate...
2.3
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
15.0%
United Kingdom...
8.7
Taiwan...
8.3
Canada...
8.3
China...
6.4
South Korea...
6.0
France...
5.5
Switzerland...
5.3
Germany...
4.9
Australia...
4.3
OtherFootnote Reference(b)...
27.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core MSCI Total International Stock ETF

Annual Shareholder Report — July 31, 2026

IXUS-07/26-AR

iShares® LifePath® Retirement ETF

IRTR | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares LifePath Retirement ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Retirement ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Rounds to less than 0.01%.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 10.30%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 2.71% and the Russell 1000 Index returned 18.94%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Bloomberg U.S. Aggregate Bond Index	Russell 1000 Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,833	$9,983	$9,578
Nov 23	$10,443	$10,435	$10,473
Dec 23	$10,899	$10,834	$10,990
Jan 24	$10,886	$10,805	$11,143
Feb 24	$10,989	$10,652	$11,745
Mar 24	$11,193	$10,750	$12,121
Apr 24	$10,868	$10,479	$11,605
May 24	$11,176	$10,656	$12,152
Jun 24	$11,317	$10,757	$12,554
Jul 24	$11,565	$11,009	$12,737
Aug 24	$11,783	$11,167	$13,039
Sep 24	$11,979	$11,316	$13,318
Oct 24	$11,714	$11,036	$13,224
Nov 24	$11,996	$11,152	$14,076
Dec 24	$11,778	$10,970	$13,683
Jan 25	$11,919	$11,028	$14,119
Feb 25	$12,061	$11,271	$13,872
Mar 25	$11,901	$11,275	$13,069
Apr 25	$11,948	$11,319	$12,991
May 25	$12,165	$11,238	$13,821
Jun 25	$12,487	$11,411	$14,521
Jul 25	$12,518	$11,381	$14,843
Aug 25	$12,755	$11,517	$15,156
Sep 25	$12,994	$11,643	$15,681
Oct 25	$13,131	$11,715	$16,020
Nov 25	$13,197	$11,788	$16,059
Dec 25	$13,217	$11,771	$16,060
Jan 26	$13,396	$11,783	$16,281
Feb 26	$13,626	$11,976	$16,193
Mar 26	$13,163	$11,765	$15,388
Apr 26	$13,657	$11,778	$16,943
May 26	$13,921	$11,815	$17,808
Jun 26	$13,926	$11,844	$17,719
Jul 26	$13,807	$11,689	$17,654

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
10.30%	12.26%
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76
Russell 1000 Index...
18.94	22.61

Key Fund statistics

Table Summary
Net Assets...
$58,317,307
Number of Portfolio Holdings...
14
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
12%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
59.9%
Domestic Equity...
25.2
International Equity...
14.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares U.S. Treasury Bond ETF...
25.0%
iShares Russell 1000 ETF...
24.2
iShares MBS ETF...
12.8
iShares 0-5 Year TIPS Bond ETF...
9.7
iShares Core MSCI International Developed Markets ETF...
8.8
iShares Core MSCI Emerging Markets ETF...
4.2
iShares 1-5 Year Investment Grade Corporate Bond ETF...
4.2
iShares 10-20 Year Treasury Bond ETF...
3.4
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.8
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Retirement ETF

Annual Shareholder Report — July 31, 2026

IRTR-07/26-AR

iShares® LifePath® Target Date 2030 ETF

ITDB | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares LifePath Target Date 2030 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2030 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 12.47%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,765	$9,578	$9,983
Nov 23	$10,472	$10,473	$10,435
Dec 23	$10,976	$10,990	$10,834
Jan 24	$10,955	$11,143	$10,805
Feb 24	$11,144	$11,745	$10,652
Mar 24	$11,397	$12,121	$10,750
Apr 24	$11,028	$11,605	$10,479
May 24	$11,398	$12,152	$10,656
Jun 24	$11,550	$12,554	$10,757
Jul 24	$11,815	$12,737	$11,009
Aug 24	$12,066	$13,039	$11,167
Sep 24	$12,290	$13,318	$11,316
Oct 24	$12,010	$13,224	$11,036
Nov 24	$12,361	$14,076	$11,152
Dec 24	$12,051	$13,683	$10,970
Jan 25	$12,273	$14,119	$11,028
Feb 25	$12,389	$13,872	$11,271
Mar 25	$12,161	$13,069	$11,275
Apr 25	$12,200	$12,991	$11,319
May 25	$12,521	$13,821	$11,238
Jun 25	$12,901	$14,521	$11,411
Jul 25	$12,951	$14,843	$11,381
Aug 25	$13,227	$15,156	$11,517
Sep 25	$13,513	$15,681	$11,643
Oct 25	$13,673	$16,020	$11,715
Nov 25	$13,741	$16,059	$11,788
Dec 25	$13,777	$16,060	$11,771
Jan 26	$14,010	$16,281	$11,783
Feb 26	$14,262	$16,193	$11,976
Mar 26	$13,701	$15,388	$11,765
Apr 26	$14,346	$16,943	$11,778
May 26	$14,681	$17,808	$11,815
Jun 26	$14,682	$17,719	$11,844
Jul 26	$14,566	$17,654	$11,689

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
12.47%	14.44%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Key Fund statistics

Table Summary
Net Assets...
$75,823,014
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
14%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
45.5%
Domestic Equity...
34.2
International Equity...
20.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
31.8%
iShares Core MSCI International Developed Markets ETF...
12.6
iShares U.S. Treasury Bond ETF...
12.4
iShares MBS ETF...
9.6
iShares 0-5 Year TIPS Bond ETF...
8.1
iShares Core MSCI Emerging Markets ETF...
6.0
iShares 1-5 Year Investment Grade Corporate Bond ETF...
4.9
iShares 10-20 Year Treasury Bond ETF...
4.4
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.3
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2030 ETF

Annual Shareholder Report — July 31, 2026

ITDB-07/26-AR

iShares® LifePath® Target Date 2035 ETF

ITDC | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares LifePath Target Date 2035 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2035 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 14.92%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,720	$9,578	$9,983
Nov 23	$10,487	$10,473	$10,435
Dec 23	$11,018	$10,990	$10,834
Jan 24	$10,994	$11,143	$10,805
Feb 24	$11,250	$11,745	$10,652
Mar 24	$11,536	$12,121	$10,750
Apr 24	$11,141	$11,605	$10,479
May 24	$11,552	$12,152	$10,656
Jun 24	$11,713	$12,554	$10,757
Jul 24	$11,992	$12,737	$11,009
Aug 24	$12,265	$13,039	$11,167
Sep 24	$12,504	$13,318	$11,316
Oct 24	$12,218	$13,224	$11,036
Nov 24	$12,625	$14,076	$11,152
Dec 24	$12,293	$13,683	$10,970
Jan 25	$12,540	$14,119	$11,028
Feb 25	$12,616	$13,872	$11,271
Mar 25	$12,327	$13,069	$11,275
Apr 25	$12,367	$12,991	$11,319
May 25	$12,785	$13,821	$11,238
Jun 25	$13,225	$14,521	$11,411
Jul 25	$13,288	$14,843	$11,381
Aug 25	$13,604	$15,156	$11,517
Sep 25	$13,942	$15,681	$11,643
Oct 25	$14,129	$16,020	$11,715
Nov 25	$14,202	$16,059	$11,788
Dec 25	$14,255	$16,060	$11,771
Jan 26	$14,546	$16,281	$11,783
Feb 26	$14,829	$16,193	$11,976
Mar 26	$14,149	$15,388	$11,765
Apr 26	$14,962	$16,943	$11,778
May 26	$15,384	$17,808	$11,815
Jun 26	$15,386	$17,719	$11,844
Jul 26	$15,270	$17,654	$11,689

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
14.92%	16.39%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Key Fund statistics

Table Summary
Net Assets...
$108,499,741
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
15%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
42.5%
Domestic Fixed Income...
32.1
International Equity...
25.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
38.6%
iShares Core MSCI International Developed Markets ETF...
16.0
iShares U.S. Treasury Bond ETF...
14.3
iShares MBS ETF...
8.1
iShares Core MSCI Emerging Markets ETF...
7.5
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.5
iShares 1-5 Year Investment Grade Corporate Bond ETF...
3.4
iShares Core U.S. REIT ETF...
2.4
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.3
iShares Global Infrastructure ETF...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2035 ETF

Annual Shareholder Report — July 31, 2026

ITDC-07/26-AR

iShares® LifePath® Target Date 2040 ETF

ITDD | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares LifePath Target Date 2040 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2040 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 17.26%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,677	$9,578	$9,983
Nov 23	$10,491	$10,473	$10,435
Dec 23	$11,044	$10,990	$10,834
Jan 24	$11,016	$11,143	$10,805
Feb 24	$11,342	$11,745	$10,652
Mar 24	$11,660	$12,121	$10,750
Apr 24	$11,244	$11,605	$10,479
May 24	$11,694	$12,152	$10,656
Jun 24	$11,863	$12,554	$10,757
Jul 24	$12,149	$12,737	$11,009
Aug 24	$12,440	$13,039	$11,167
Sep 24	$12,694	$13,318	$11,316
Oct 24	$12,410	$13,224	$11,036
Nov 24	$12,867	$14,076	$11,152
Dec 24	$12,493	$13,683	$10,970
Jan 25	$12,791	$14,119	$11,028
Feb 25	$12,831	$13,872	$11,271
Mar 25	$12,485	$13,069	$11,275
Apr 25	$12,525	$12,991	$11,319
May 25	$13,036	$13,821	$11,238
Jun 25	$13,527	$14,521	$11,411
Jul 25	$13,608	$14,843	$11,381
Aug 25	$13,963	$15,156	$11,517
Sep 25	$14,347	$15,681	$11,643
Oct 25	$14,556	$16,020	$11,715
Nov 25	$14,629	$16,059	$11,788
Dec 25	$14,698	$16,060	$11,771
Jan 26	$15,053	$16,281	$11,783
Feb 26	$15,362	$16,193	$11,976
Mar 26	$14,572	$15,388	$11,765
Apr 26	$15,562	$16,943	$11,778
May 26	$16,068	$17,808	$11,815
Jun 26	$16,070	$17,719	$11,844
Jul 26	$15,957	$17,654	$11,689

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
17.26%	18.24%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Key Fund statistics

Table Summary
Net Assets...
$104,772,846
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
12%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
48.8%
International Equity...
29.5
Domestic Fixed Income...
21.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
43.7%
iShares Core MSCI International Developed Markets ETF...
18.6
iShares Core MSCI Emerging Markets ETF...
8.7
iShares U.S. Treasury Bond ETF...
8.3
iShares MBS ETF...
5.5
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.4
iShares Core U.S. REIT ETF...
3.0
iShares Global Infrastructure ETF...
2.2
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.1
iShares Russell 2000 ETF...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2040 ETF

Annual Shareholder Report — July 31, 2026

ITDD-07/26-AR

iShares® LifePath® Target Date 2045 ETF

ITDE | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares LifePath Target Date 2045 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2045 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 19.60%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,634	$9,578	$9,983
Nov 23	$10,488	$10,473	$10,435
Dec 23	$11,060	$10,990	$10,834
Jan 24	$11,037	$11,143	$10,805
Feb 24	$11,435	$11,745	$10,652
Mar 24	$11,778	$12,121	$10,750
Apr 24	$11,336	$11,605	$10,479
May 24	$11,818	$12,152	$10,656
Jun 24	$12,006	$12,554	$10,757
Jul 24	$12,296	$12,737	$11,009
Aug 24	$12,598	$13,039	$11,167
Sep 24	$12,862	$13,318	$11,316
Oct 24	$12,575	$13,224	$11,036
Nov 24	$13,083	$14,076	$11,152
Dec 24	$12,670	$13,683	$10,970
Jan 25	$13,021	$14,119	$11,028
Feb 25	$13,023	$13,872	$11,271
Mar 25	$12,611	$13,069	$11,275
Apr 25	$12,645	$12,991	$11,319
May 25	$13,246	$13,821	$11,238
Jun 25	$13,789	$14,521	$11,411
Jul 25	$13,889	$14,843	$11,381
Aug 25	$14,286	$15,156	$11,517
Sep 25	$14,716	$15,681	$11,643
Oct 25	$14,952	$16,020	$11,715
Nov 25	$15,020	$16,059	$11,788
Dec 25	$15,112	$16,060	$11,771
Jan 26	$15,526	$16,281	$11,783
Feb 26	$15,847	$16,193	$11,976
Mar 26	$14,948	$15,388	$11,765
Apr 26	$16,122	$16,943	$11,778
May 26	$16,725	$17,808	$11,815
Jun 26	$16,721	$17,719	$11,844
Jul 26	$16,611	$17,654	$11,689

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
19.60%	19.96%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Key Fund statistics

Table Summary
Net Assets...
$87,490,522
Number of Portfolio Holdings...
14
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
11%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
55.1%
International Equity...
32.3
Domestic Fixed Income...
12.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
48.8%
iShares Core MSCI International Developed Markets ETF...
21.2
iShares Core MSCI Emerging Markets ETF...
10.1
iShares U.S. Treasury Bond ETF...
3.9
iShares Core U.S. REIT ETF...
3.7
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.2
iShares MBS ETF...
3.2
iShares Russell 2000 ETF...
2.6
iShares 1-5 Year Investment Grade Corporate Bond ETF...
1.0
iShares Global Infrastructure ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2045 ETF

Annual Shareholder Report — July 31, 2026

ITDE-07/26-AR

iShares® LifePath® Target Date 2050 ETF

ITDF | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares LifePath Target Date 2050 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2050 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 21.30%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,617	$9,578	$9,983
Nov 23	$10,477	$10,473	$10,435
Dec 23	$11,033	$10,990	$10,834
Jan 24	$11,032	$11,143	$10,805
Feb 24	$11,489	$11,745	$10,652
Mar 24	$11,856	$12,121	$10,750
Apr 24	$11,424	$11,605	$10,479
May 24	$11,928	$12,152	$10,656
Jun 24	$12,113	$12,554	$10,757
Jul 24	$12,394	$12,737	$11,009
Aug 24	$12,688	$13,039	$11,167
Sep 24	$12,957	$13,318	$11,316
Oct 24	$12,680	$13,224	$11,036
Nov 24	$13,223	$14,076	$11,152
Dec 24	$12,804	$13,683	$10,970
Jan 25	$13,194	$14,119	$11,028
Feb 25	$13,150	$13,872	$11,271
Mar 25	$12,696	$13,069	$11,275
Apr 25	$12,739	$12,991	$11,319
May 25	$13,419	$13,821	$11,238
Jun 25	$14,016	$14,521	$11,411
Jul 25	$14,139	$14,843	$11,381
Aug 25	$14,563	$15,156	$11,517
Sep 25	$15,036	$15,681	$11,643
Oct 25	$15,303	$16,020	$11,715
Nov 25	$15,361	$16,059	$11,788
Dec 25	$15,476	$16,060	$11,771
Jan 26	$15,939	$16,281	$11,783
Feb 26	$16,251	$16,193	$11,976
Mar 26	$15,261	$15,388	$11,765
Apr 26	$16,589	$16,943	$11,778
May 26	$17,285	$17,808	$11,815
Jun 26	$17,267	$17,719	$11,844
Jul 26	$17,150	$17,654	$11,689

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
21.30%	21.34%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Key Fund statistics

Table Summary
Net Assets...
$84,026,163
Number of Portfolio Holdings...
12
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
11%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
59.3%
International Equity...
34.8
Domestic Fixed Income...
5.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
53.5%
iShares Core MSCI International Developed Markets ETF...
23.6
iShares Core MSCI Emerging Markets ETF...
11.2
iShares 10+ Year Investment Grade Corporate Bond ETF...
4.0
iShares Russell 2000 ETF...
3.1
iShares Core U.S. REIT ETF...
2.7
iShares 1-5 Year Investment Grade Corporate Bond ETF...
0.6
iShares 10-20 Year Treasury Bond ETF...
0.5
iShares U.S. Treasury Bond ETF...
0.4
iShares 5-10 Year Investment Grade Corporate Bond ETF...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2050 ETF

Annual Shareholder Report — July 31, 2026

ITDF-07/26-AR

iShares® LifePath® Target Date 2055 ETF

ITDG | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares LifePath Target Date 2055 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2055 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.24%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath®vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,609	$9,578	$9,983
Nov 23	$10,470	$10,473	$10,435
Dec 23	$11,023	$10,990	$10,834
Jan 24	$11,023	$11,143	$10,805
Feb 24	$11,501	$11,745	$10,652
Mar 24	$11,873	$12,121	$10,750
Apr 24	$11,443	$11,605	$10,479
May 24	$11,953	$12,152	$10,656
Jun 24	$12,142	$12,554	$10,757
Jul 24	$12,418	$12,737	$11,009
Aug 24	$12,710	$13,039	$11,167
Sep 24	$12,979	$13,318	$11,316
Oct 24	$12,710	$13,224	$11,036
Nov 24	$13,266	$14,076	$11,152
Dec 24	$12,851	$13,683	$10,970
Jan 25	$13,258	$14,119	$11,028
Feb 25	$13,189	$13,872	$11,271
Mar 25	$12,720	$13,069	$11,275
Apr 25	$12,774	$12,991	$11,319
May 25	$13,492	$13,821	$11,238
Jun 25	$14,111	$14,521	$11,411
Jul 25	$14,245	$14,843	$11,381
Aug 25	$14,683	$15,156	$11,517
Sep 25	$15,170	$15,681	$11,643
Oct 25	$15,456	$16,020	$11,715
Nov 25	$15,508	$16,059	$11,788
Dec 25	$15,643	$16,060	$11,771
Jan 26	$16,132	$16,281	$11,783
Feb 26	$16,434	$16,193	$11,976
Mar 26	$15,407	$15,388	$11,765
Apr 26	$16,813	$16,943	$11,778
May 26	$17,553	$17,808	$11,815
Jun 26	$17,524	$17,719	$11,844
Jul 26	$17,413	$17,654	$11,689

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
22.24%	22.00%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Key Fund statistics

Table Summary
Net Assets...
$56,973,850
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
7%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.2%
International Equity...
36.8
Domestic Fixed Income...
2.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
56.6%
iShares Core MSCI International Developed Markets ETF...
25.0
iShares Core MSCI Emerging Markets ETF...
11.8
iShares Russell 2000 ETF...
3.3
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.0
iShares Core U.S. REIT ETF...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2055 ETF

Annual Shareholder Report — July 31, 2026

ITDG-07/26-AR

iShares® LifePath® Target Date 2060 ETF

ITDH | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares LifePath Target Date 2060 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2060 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.44%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath®vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,609	$9,578	$9,983
Nov 23	$10,470	$10,473	$10,435
Dec 23	$11,023	$10,990	$10,834
Jan 24	$11,023	$11,143	$10,805
Feb 24	$11,501	$11,745	$10,652
Mar 24	$11,874	$12,121	$10,750
Apr 24	$11,443	$11,605	$10,479
May 24	$11,954	$12,152	$10,656
Jun 24	$12,143	$12,554	$10,757
Jul 24	$12,418	$12,737	$11,009
Aug 24	$12,709	$13,039	$11,167
Sep 24	$12,978	$13,318	$11,316
Oct 24	$12,710	$13,224	$11,036
Nov 24	$13,269	$14,076	$11,152
Dec 24	$12,855	$13,683	$10,970
Jan 25	$13,266	$14,119	$11,028
Feb 25	$13,193	$13,872	$11,271
Mar 25	$12,723	$13,069	$11,275
Apr 25	$12,778	$12,991	$11,319
May 25	$13,502	$13,821	$11,238
Jun 25	$14,123	$14,521	$11,411
Jul 25	$14,259	$14,843	$11,381
Aug 25	$14,700	$15,156	$11,517
Sep 25	$15,188	$15,681	$11,643
Oct 25	$15,478	$16,020	$11,715
Nov 25	$15,529	$16,059	$11,788
Dec 25	$15,667	$16,060	$11,771
Jan 26	$16,161	$16,281	$11,783
Feb 26	$16,462	$16,193	$11,976
Mar 26	$15,428	$15,388	$11,765
Apr 26	$16,850	$16,943	$11,778
May 26	$17,599	$17,808	$11,815
Jun 26	$17,567	$17,719	$11,844
Jul 26	$17,459	$17,654	$11,689

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
22.44%	22.12%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Key Fund statistics

Table Summary
Net Assets...
$39,395,097
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
7%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.7%
International Equity...
37.3
Domestic Fixed Income...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
57.3%
iShares Core MSCI International Developed Markets ETF...
25.3
iShares Core MSCI Emerging Markets ETF...
12.0
iShares Russell 2000 ETF...
3.4
iShares Core U.S. REIT ETF...
1.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2060 ETF

Annual Shareholder Report — July 31, 2026

ITDH-07/26-AR

iShares® LifePath® Target Date 2065 ETF

ITDI | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares LifePath Target Date 2065 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2065 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.43%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,609	$9,578	$9,983
Nov 23	$10,470	$10,473	$10,435
Dec 23	$11,023	$10,990	$10,834
Jan 24	$11,023	$11,143	$10,805
Feb 24	$11,501	$11,745	$10,652
Mar 24	$11,874	$12,121	$10,750
Apr 24	$11,443	$11,605	$10,479
May 24	$11,954	$12,152	$10,656
Jun 24	$12,143	$12,554	$10,757
Jul 24	$12,418	$12,737	$11,009
Aug 24	$12,709	$13,039	$11,167
Sep 24	$12,978	$13,318	$11,316
Oct 24	$12,710	$13,224	$11,036
Nov 24	$13,269	$14,076	$11,152
Dec 24	$12,855	$13,683	$10,970
Jan 25	$13,266	$14,119	$11,028
Feb 25	$13,193	$13,872	$11,271
Mar 25	$12,723	$13,069	$11,275
Apr 25	$12,778	$12,991	$11,319
May 25	$13,501	$13,821	$11,238
Jun 25	$14,123	$14,521	$11,411
Jul 25	$14,258	$14,843	$11,381
Aug 25	$14,699	$15,156	$11,517
Sep 25	$15,187	$15,681	$11,643
Oct 25	$15,476	$16,020	$11,715
Nov 25	$15,527	$16,059	$11,788
Dec 25	$15,665	$16,060	$11,771
Jan 26	$16,159	$16,281	$11,783
Feb 26	$16,460	$16,193	$11,976
Mar 26	$15,425	$15,388	$11,765
Apr 26	$16,848	$16,943	$11,778
May 26	$17,596	$17,808	$11,815
Jun 26	$17,565	$17,719	$11,844
Jul 26	$17,457	$17,654	$11,689

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
22.43%	22.11%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Key Fund statistics

Table Summary
Net Assets...
$26,807,182
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
6%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.7%
International Equity...
37.3
Domestic Fixed Income...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
57.3%
iShares Core MSCI International Developed Markets ETF...
25.3
iShares Core MSCI Emerging Markets ETF...
12.0
iShares Russell 2000 ETF...
3.4
iShares Core U.S. REIT ETF...
1.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2065 ETF

Annual Shareholder Report — July 31, 2026

ITDI-07/26-AR

iShares® LifePath® Target Date 2070 ETF

ITDJ | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares LifePath Target Date 2070 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2070 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.43%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 12, 2024 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Oct 24	$10,000	$10,000	$10,000
Nov 24	$10,123	$10,111	$10,144
Dec 24	$9,807	$9,829	$9,978
Jan 25	$10,120	$10,142	$10,031
Feb 25	$10,064	$9,964	$10,252
Mar 25	$9,705	$9,388	$10,256
Apr 25	$9,748	$9,332	$10,296
May 25	$10,299	$9,927	$10,222
Jun 25	$10,773	$10,430	$10,379
Jul 25	$10,876	$10,662	$10,352
Aug 25	$11,213	$10,886	$10,476
Sep 25	$11,585	$11,264	$10,590
Oct 25	$11,806	$11,507	$10,656
Nov 25	$11,845	$11,535	$10,722
Dec 25	$11,950	$11,536	$10,707
Jan 26	$12,327	$11,694	$10,718
Feb 26	$12,556	$11,632	$10,893
Mar 26	$11,767	$11,053	$10,702
Apr 26	$12,852	$12,170	$10,713
May 26	$13,423	$12,791	$10,747
Jun 26	$13,399	$12,727	$10,773
Jul 26	$13,316	$12,681	$10,632

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
22.43%	18.17%
Russell 1000 Index...
18.94	14.85
Bloomberg U.S. Aggregate Bond Index...
2.71	3.64

Key Fund statistics

Table Summary
Net Assets...
$14,981,684
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
7%

The inception date of the Fund was November 12, 2024.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.7%
International Equity...
37.3
Domestic Fixed Income...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
57.3%
iShares Core MSCI International Developed Markets ETF...
25.3
iShares Core MSCI Emerging Markets ETF...
12.0
iShares Russell 2000 ETF...
3.4
iShares Core U.S. REIT ETF...
1.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2070 ETF

Annual Shareholder Report — July 31, 2026

ITDJ-07/26-AR

iShares MSCI Intl Momentum Factor ETF

IMTM | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI Intl Momentum Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Momentum Factor ETF	$33	0.30%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.31%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI World ex USA Momentum Index (Net) returned 22.32%.

What contributed to performance?

Canadian equities were the largest contributors to the Fund’s return during the reporting period. Diversified banks in the financials sector benefited from higher global investment banking and advisory fees alongside increased capital market activity. Japanese information technology stocks also contributed, supported by semiconductors and semiconductor equipment makers that are key suppliers in the global artificial intelligence (“AI”) chip supply chain. Financials rallied as the Bank of Japan moved away from its ultra-accommodative stance, with successive rate hikes expanding net interest margins and driving bank profitability. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI World ex USA Momentum Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,705	$10,063	$9,721
Sep 16	$9,973	$10,187	$9,988
Oct 16	$9,580	$10,041	$9,593
Nov 16	$9,311	$9,809	$9,331
Dec 16	$9,519	$10,060	$9,553
Jan 17	$9,888	$10,416	$9,933
Feb 17	$9,957	$10,582	$9,999
Mar 17	$10,214	$10,850	$10,255
Apr 17	$10,380	$11,082	$10,413
May 17	$10,771	$11,442	$10,805
Jun 17	$10,846	$11,477	$10,893
Jul 17	$11,188	$11,901	$11,239
Aug 17	$11,262	$11,963	$11,309
Sep 17	$11,654	$12,185	$11,717
Oct 17	$11,899	$12,415	$11,965
Nov 17	$11,821	$12,515	$11,879
Dec 17	$11,947	$12,795	$12,006
Jan 18	$12,652	$13,508	$12,724
Feb 18	$12,155	$12,871	$12,226
Mar 18	$11,857	$12,643	$11,934
Apr 18	$12,080	$12,845	$12,182
May 18	$11,986	$12,549	$12,080
Jun 18	$11,794	$12,313	$11,890
Jul 18	$11,905	$12,607	$11,996
Aug 18	$11,933	$12,344	$12,013
Sep 18	$12,116	$12,400	$12,197
Oct 18	$10,917	$11,391	$10,991
Nov 18	$10,810	$11,499	$10,880
Dec 18	$10,279	$10,979	$10,356
Jan 19	$10,943	$11,808	$11,022
Feb 19	$11,239	$12,039	$11,323
Mar 19	$11,439	$12,111	$11,520
Apr 19	$11,568	$12,431	$11,643
May 19	$11,331	$11,763	$11,409
Jun 19	$12,056	$12,472	$12,146
Jul 19	$11,971	$12,321	$12,064
Aug 19	$11,857	$11,940	$11,950
Sep 19	$11,922	$12,247	$12,014
Oct 19	$12,231	$12,675	$12,325
Nov 19	$12,378	$12,787	$12,482
Dec 19	$12,795	$13,340	$12,908
Jan 20	$12,930	$12,982	$13,051
Feb 20	$11,956	$11,956	$12,069
Mar 20	$10,814	$10,225	$10,915
Apr 20	$11,641	$10,999	$11,755
May 20	$12,316	$11,359	$12,438
Jun 20	$12,887	$11,873	$13,006
Jul 20	$13,605	$12,402	$13,742
Aug 20	$14,054	$12,933	$14,197
Sep 20	$13,972	$12,615	$14,116
Oct 20	$13,427	$12,344	$13,570
Nov 20	$14,784	$14,004	$14,942
Dec 20	$15,595	$14,761	$15,765
Jan 21	$15,438	$14,793	$15,612
Feb 21	$15,434	$15,086	$15,606
Mar 21	$15,525	$15,277	$15,697
Apr 21	$16,175	$15,727	$16,353
May 21	$16,431	$16,219	$16,617
Jun 21	$16,098	$16,113	$16,271
Jul 21	$16,298	$15,848	$16,466
Aug 21	$16,469	$16,149	$16,671
Sep 21	$15,864	$15,632	$16,138
Oct 21	$16,607	$16,005	$16,788
Nov 21	$15,847	$15,284	$16,008
Dec 21	$16,613	$15,916	$16,833
Jan 22	$15,682	$15,330	$15,720
Feb 22	$15,174	$15,026	$15,416
Mar 22	$15,468	$15,050	$15,829
Apr 22	$14,260	$14,105	$14,600
May 22	$14,524	$14,206	$14,694
Jun 22	$13,257	$12,984	$13,385
Jul 22	$13,676	$13,429	$13,801
Aug 22	$13,060	$12,997	$13,306
Sep 22	$11,911	$11,698	$12,136
Oct 22	$12,702	$12,048	$12,884
Nov 22	$14,057	$13,470	$14,032
Dec 22	$13,847	$13,369	$14,033
Jan 23	$14,524	$14,453	$14,674
Feb 23	$14,159	$13,946	$14,421
Mar 23	$14,456	$14,287	$14,636
Apr 23	$14,948	$14,535	$15,134
May 23	$14,264	$14,006	$14,438
Jun 23	$15,042	$14,635	$15,226
Jul 23	$15,330	$15,230	$15,592
Aug 23	$14,783	$14,542	$15,055
Sep 23	$14,267	$14,083	$14,557
Oct 23	$14,021	$13,502	$14,166
Nov 23	$15,204	$14,717	$15,460
Dec 23	$15,742	$15,457	$16,029
Jan 24	$16,177	$15,303	$16,655
Feb 24	$17,104	$15,691	$17,398
Mar 24	$17,983	$16,181	$18,259
Apr 24	$17,282	$15,891	$17,704
May 24	$18,105	$16,352	$18,338
Jun 24	$17,987	$16,336	$18,303
Jul 24	$18,394	$16,714	$18,760
Aug 24	$18,784	$17,190	$19,067
Sep 24	$18,762	$17,654	$19,058
Oct 24	$18,051	$16,787	$18,416
Nov 24	$18,269	$16,636	$18,579
Dec 24	$17,670	$16,312	$18,068
Jan 25	$18,501	$16,969	$18,988
Feb 25	$18,899	$17,205	$19,202
Mar 25	$18,843	$17,166	$19,096
Apr 25	$20,024	$17,786	$20,383
May 25	$21,127	$18,600	$21,535
Jun 25	$21,836	$19,232	$22,198
Jul 25	$21,366	$19,176	$21,918
Aug 25	$22,210	$19,842	$22,721
Sep 25	$22,923	$20,557	$23,372
Oct 25	$22,776	$20,972	$23,264
Nov 25	$23,131	$20,967	$23,636
Dec 25	$23,753	$21,595	$24,316
Jan 26	$25,139	$22,887	$25,790
Feb 26	$26,099	$24,036	$26,757
Mar 26	$23,805	$21,443	$23,803
Apr 26	$25,747	$23,512	$26,187
May 26	$26,236	$24,696	$26,881
Jun 26	$26,695	$24,551	$27,165
Jul 26	$26,132	$24,635	$26,809

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
22.31%	9.90%	10.08%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI World ex USA Momentum Index (Net)...
22.32	10.24	10.36

Key Fund statistics

Table Summary
Net Assets...
$4,161,040,701
Number of Portfolio Holdings...
307
Net Investment Advisory Fees...
$10,944,089
Portfolio Turnover Rate...
89%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
32.0%
Industrials...
13.8
Information Technology...
13.6
Energy...
10.4
Materials...
9.0
Health Care...
9.0
Utilities...
5.5
Consumer Staples...
2.2
Consumer Discretionary...
2.0
Communication Services...
1.5
Real Estate...
1.0
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
24.6%
Canada...
16.8
United Kingdom...
13.4
Netherlands...
7.0
Switzerland...
6.6
Spain...
5.9
Germany...
4.4
France...
4.1
Italy...
2.6
Australia...
2.5
OtherFootnote Reference(b)...
12.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Intl Momentum Factor ETF

Annual Shareholder Report — July 31, 2026

IMTM-07/26-AR

iShares MSCI Intl Quality Factor ETF

IQLT | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI Intl Quality Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Quality Factor ETF	$34	0.30%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 24.17%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI World ex USA Sector Neutral Quality Index (Net) returned 23.25%.

What contributed to performance?

Japanese stocks contributed the most to the Fund’s return during the reporting period. Notably, information technology stocks were supported by semiconductors and semiconductor equipment makers that are key suppliers in the global artificial intelligence (“AI”) chip supply chain. Financials rallied as the Bank of Japan moved away from its accommodative monetary policy stance, with successive rate hikes expanding net interest margins (the difference between the interest banks earn on loans and the interest they pay on deposits) and driving bank profitability. In the Netherlands, a company that is currently the sole manufacturer of the advanced lithography equipment needed to produce the most powerful chips benefited from surging demand for these technologies. Swiss pharmaceuticals companies gained due to soaring global demand for next-generation treatments, strong patent portfolios protecting core blockbuster drugs, and a wave of strategic acquisitions that expanded their oncology and weight-loss pipelines.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI World ex USA Sector Neutral Quality Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,890	$10,063	$9,897
Sep 16	$10,004	$10,187	$10,007
Oct 16	$9,631	$10,041	$9,636
Nov 16	$9,470	$9,809	$9,476
Dec 16	$9,723	$10,060	$9,735
Jan 17	$9,945	$10,416	$9,963
Feb 17	$10,100	$10,582	$10,123
Mar 17	$10,405	$10,850	$10,424
Apr 17	$10,707	$11,082	$10,723
May 17	$11,139	$11,442	$11,162
Jun 17	$11,075	$11,477	$11,101
Jul 17	$11,346	$11,901	$11,375
Aug 17	$11,386	$11,963	$11,423
Sep 17	$11,653	$12,185	$11,692
Oct 17	$11,783	$12,415	$11,826
Nov 17	$11,904	$12,515	$11,953
Dec 17	$12,065	$12,795	$12,123
Jan 18	$12,541	$13,508	$12,612
Feb 18	$11,915	$12,871	$11,980
Mar 18	$11,813	$12,643	$11,872
Apr 18	$12,138	$12,845	$12,192
May 18	$12,033	$12,549	$12,085
Jun 18	$11,882	$12,313	$11,934
Jul 18	$12,250	$12,607	$12,300
Aug 18	$12,163	$12,344	$12,211
Sep 18	$12,205	$12,400	$12,249
Oct 18	$11,237	$11,391	$11,272
Nov 18	$11,229	$11,499	$11,270
Dec 18	$10,754	$10,979	$10,793
Jan 19	$11,500	$11,808	$11,554
Feb 19	$11,959	$12,039	$12,018
Mar 19	$12,113	$12,111	$12,170
Apr 19	$12,455	$12,431	$12,512
May 19	$11,959	$11,763	$12,011
Jun 19	$12,778	$12,472	$12,838
Jul 19	$12,617	$12,321	$12,684
Aug 19	$12,308	$11,940	$12,377
Sep 19	$12,562	$12,247	$12,632
Oct 19	$13,049	$12,675	$13,130
Nov 19	$13,235	$12,787	$13,321
Dec 19	$13,747	$13,340	$13,839
Jan 20	$13,585	$12,982	$13,678
Feb 20	$12,423	$11,956	$12,511
Mar 20	$11,061	$10,225	$11,141
Apr 20	$11,774	$10,999	$11,877
May 20	$12,201	$11,359	$12,285
Jun 20	$12,667	$11,873	$12,753
Jul 20	$13,104	$12,402	$13,197
Aug 20	$13,748	$12,933	$13,848
Sep 20	$13,514	$12,615	$13,614
Oct 20	$13,022	$12,344	$13,121
Nov 20	$14,807	$14,004	$14,916
Dec 20	$15,552	$14,761	$15,671
Jan 21	$15,295	$14,793	$15,413
Feb 21	$15,430	$15,086	$15,547
Mar 21	$15,822	$15,277	$15,936
Apr 21	$16,518	$15,727	$16,633
May 21	$17,131	$16,219	$17,250
Jun 21	$16,922	$16,113	$17,038
Jul 21	$17,300	$15,848	$17,408
Aug 21	$17,604	$16,149	$17,733
Sep 21	$16,684	$15,632	$16,883
Oct 21	$17,468	$16,005	$17,593
Nov 21	$16,767	$15,284	$16,859
Dec 21	$17,539	$15,916	$17,687
Jan 22	$16,632	$15,330	$16,605
Feb 22	$16,146	$15,026	$16,312
Mar 22	$16,360	$15,050	$16,636
Apr 22	$15,188	$14,105	$15,469
May 22	$15,279	$14,206	$15,380
Jun 22	$14,049	$12,984	$14,089
Jul 22	$14,916	$13,429	$14,947
Aug 22	$13,881	$12,997	$14,061
Sep 22	$12,643	$11,698	$12,830
Oct 22	$13,263	$12,048	$13,382
Nov 22	$15,232	$13,470	$15,047
Dec 22	$14,887	$13,369	$14,984
Jan 23	$16,064	$14,453	$16,117
Feb 23	$15,465	$13,946	$15,669
Mar 23	$16,163	$14,287	$16,271
Apr 23	$16,585	$14,535	$16,692
May 23	$15,898	$14,006	$15,951
Jun 23	$16,529	$14,635	$16,616
Jul 23	$16,936	$15,230	$17,105
Aug 23	$16,261	$14,542	$16,436
Sep 23	$15,615	$14,083	$15,821
Oct 23	$15,250	$13,502	$15,313
Nov 23	$16,633	$14,717	$16,806
Dec 23	$17,636	$15,457	$17,798
Jan 24	$17,539	$15,303	$17,862
Feb 24	$18,135	$15,691	$18,295
Mar 24	$18,598	$16,181	$18,741
Apr 24	$17,784	$15,891	$18,069
May 24	$18,810	$16,352	$18,877
Jun 24	$18,600	$16,336	$18,783
Jul 24	$18,880	$16,714	$19,030
Aug 24	$19,693	$17,190	$19,847
Sep 24	$19,795	$17,654	$20,006
Oct 24	$18,605	$16,787	$18,782
Nov 24	$18,587	$16,636	$18,744
Dec 24	$17,942	$16,312	$18,173
Jan 25	$18,788	$16,969	$19,094
Feb 25	$19,258	$17,205	$19,378
Mar 25	$19,128	$17,166	$19,202
Apr 25	$19,929	$17,786	$20,097
May 25	$20,653	$18,600	$20,821
Jun 25	$21,161	$19,232	$21,270
Jul 25	$20,295	$19,176	$20,650
Aug 25	$21,117	$19,842	$21,360
Sep 25	$21,689	$20,557	$21,835
Oct 25	$21,803	$20,972	$22,017
Nov 25	$21,989	$20,967	$22,189
Dec 25	$22,457	$21,595	$22,738
Jan 26	$23,588	$22,887	$23,917
Feb 26	$24,624	$24,036	$24,908
Mar 26	$22,825	$21,443	$22,654
Apr 26	$24,191	$23,512	$24,296
May 26	$24,432	$24,696	$24,710
Jun 26	$24,862	$24,551	$25,049
Jul 26	$25,202	$24,635	$25,450

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
24.17%	7.81%	9.68%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI World ex USA Sector Neutral Quality Index (Net)...
23.25	7.89	9.79

Key Fund statistics

Table Summary
Net Assets...
$13,828,440,293
Number of Portfolio Holdings...
307
Net Investment Advisory Fees...
$38,981,809
Portfolio Turnover Rate...
20%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.1%
Industrials...
18.5
Information Technology...
10.3
Health Care...
8.8
Consumer Discretionary...
8.0
Materials...
6.7
Consumer Staples...
6.4
Energy...
5.6
Utilities...
3.6
Communication Services...
3.5
Real Estate...
1.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
16.0%
Switzerland...
13.5
Japan...
13.3
France...
9.1
Canada...
8.8
Netherlands...
6.8
Germany...
6.5
Australia...
5.0
Sweden...
4.3
Spain...
3.4
OtherFootnote Reference(b)...
13.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Intl Quality Factor ETF

Annual Shareholder Report — July 31, 2026

IQLT-07/26-AR

iShares MSCI Intl Value Factor ETF

IVLU | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI Intl Value Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Value Factor ETF	$36	0.30%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 37.47%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI World ex USA Enhanced Value Index (Net) returned 36.90%.

What contributed to performance?

During the reporting period, stocks with value characteristics contributed to the Fund’s return. In Japan, strong commodity and energy fundamentals, rising interest rate expectations, and aggressive shareholder return policies supported trading companies and distributors in the industrials sector. As the Bank of Japan exited its accommodative policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the financials sector. In the United Kingdom, diversified banks in the financials sector benefited from resilient profitability and strong capital positions. While interest rates were lowered by the Bank of England during the reporting period, they remained elevated to support bank margins and lending income. Diversified banks in France also contributed, helped by rebounding domestic retail lending margins, record-setting equity trading, and aggressive cost-cutting measures.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI World ex USA Enhanced Value Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,176	$10,063	$10,182
Sep 16	$10,219	$10,187	$10,228
Oct 16	$10,357	$10,041	$10,368
Nov 16	$10,300	$9,809	$10,311
Dec 16	$10,627	$10,060	$10,663
Jan 17	$10,964	$10,416	$10,998
Feb 17	$11,026	$10,582	$11,056
Mar 17	$11,180	$10,850	$11,211
Apr 17	$11,353	$11,082	$11,388
May 17	$11,603	$11,442	$11,638
Jun 17	$11,700	$11,477	$11,733
Jul 17	$12,100	$11,901	$12,129
Aug 17	$11,983	$11,963	$12,010
Sep 17	$12,304	$12,185	$12,338
Oct 17	$12,523	$12,415	$12,563
Nov 17	$12,786	$12,515	$12,812
Dec 17	$13,083	$12,795	$13,112
Jan 18	$13,702	$13,508	$13,739
Feb 18	$13,187	$12,871	$13,216
Mar 18	$12,835	$12,643	$12,869
Apr 18	$13,291	$12,845	$13,324
May 18	$12,835	$12,549	$12,860
Jun 18	$12,555	$12,313	$12,586
Jul 18	$12,886	$12,607	$12,920
Aug 18	$12,470	$12,344	$12,504
Sep 18	$12,771	$12,400	$12,811
Oct 18	$11,922	$11,391	$11,944
Nov 18	$11,802	$11,499	$11,827
Dec 18	$11,157	$10,979	$11,183
Jan 19	$12,017	$11,808	$12,049
Feb 19	$12,093	$12,039	$12,125
Mar 19	$12,042	$12,111	$12,072
Apr 19	$12,245	$12,431	$12,275
May 19	$11,381	$11,763	$11,389
Jun 19	$11,986	$12,472	$11,995
Jul 19	$11,752	$12,321	$11,766
Aug 19	$11,310	$11,940	$11,325
Sep 19	$11,835	$12,247	$11,850
Oct 19	$12,287	$12,675	$12,306
Nov 19	$12,443	$12,787	$12,467
Dec 19	$12,888	$13,340	$12,914
Jan 20	$12,392	$12,982	$12,423
Feb 20	$11,195	$11,956	$11,224
Mar 20	$9,332	$10,225	$9,360
Apr 20	$9,823	$10,999	$9,859
May 20	$10,155	$11,359	$10,188
Jun 20	$10,371	$11,873	$10,410
Jul 20	$10,157	$12,402	$10,192
Aug 20	$10,813	$12,933	$10,859
Sep 20	$10,419	$12,615	$10,467
Oct 20	$9,955	$12,344	$9,998
Nov 20	$11,725	$14,004	$11,784
Dec 20	$12,297	$14,761	$12,365
Jan 21	$12,292	$14,793	$12,361
Feb 21	$12,987	$15,086	$13,067
Mar 21	$13,597	$15,277	$13,677
Apr 21	$13,780	$15,727	$13,861
May 21	$14,379	$16,219	$14,479
Jun 21	$14,067	$16,113	$14,144
Jul 21	$14,012	$15,848	$14,079
Aug 21	$14,154	$16,149	$14,259
Sep 21	$13,990	$15,632	$14,154
Oct 21	$14,154	$16,005	$14,244
Nov 21	$13,390	$15,284	$13,465
Dec 21	$14,181	$15,916	$14,277
Jan 22	$14,565	$15,330	$14,531
Feb 22	$14,216	$15,026	$14,353
Mar 22	$14,167	$15,050	$14,409
Apr 22	$13,400	$14,105	$13,604
May 22	$13,968	$14,206	$14,060
Jun 22	$12,622	$12,984	$12,666
Jul 22	$12,888	$13,429	$12,903
Aug 22	$12,353	$12,997	$12,517
Sep 22	$11,222	$11,698	$11,360
Oct 22	$11,926	$12,048	$12,027
Nov 22	$13,462	$13,470	$13,335
Dec 22	$13,358	$13,369	$13,462
Jan 23	$14,469	$14,453	$14,520
Feb 23	$14,229	$13,946	$14,400
Mar 23	$14,300	$14,287	$14,389
Apr 23	$14,683	$14,535	$14,778
May 23	$14,102	$14,006	$14,163
Jun 23	$15,023	$14,635	$15,083
Jul 23	$15,620	$15,230	$15,754
Aug 23	$15,147	$14,542	$15,299
Sep 23	$14,978	$14,083	$15,153
Oct 23	$14,329	$13,502	$14,340
Nov 23	$15,381	$14,717	$15,504
Dec 23	$16,028	$15,457	$16,168
Jan 24	$15,949	$15,303	$16,268
Feb 24	$16,304	$15,691	$16,443
Mar 24	$17,065	$16,181	$17,187
Apr 24	$16,806	$15,891	$17,043
May 24	$17,666	$16,352	$17,710
Jun 24	$16,968	$16,336	$17,074
Jul 24	$17,704	$16,714	$17,872
Aug 24	$18,163	$17,190	$18,258
Sep 24	$18,274	$17,654	$18,397
Oct 24	$17,461	$16,787	$17,613
Nov 24	$17,325	$16,636	$17,409
Dec 24	$17,110	$16,312	$17,300
Jan 25	$17,851	$16,969	$18,095
Feb 25	$18,736	$17,205	$18,807
Mar 25	$19,105	$17,166	$19,121
Apr 25	$19,759	$17,786	$19,884
May 25	$20,766	$18,600	$20,893
Jun 25	$21,224	$19,232	$21,299
Jul 25	$21,154	$19,176	$21,415
Aug 25	$22,483	$19,842	$22,694
Sep 25	$22,988	$20,557	$23,090
Oct 25	$23,202	$20,972	$23,352
Nov 25	$23,998	$20,967	$24,159
Dec 25	$25,021	$21,595	$25,259
Jan 26	$26,625	$22,887	$26,909
Feb 26	$28,228	$24,036	$28,544
Mar 26	$26,081	$21,443	$25,793
Apr 26	$27,407	$23,512	$27,535
May 26	$28,324	$24,696	$28,589
Jun 26	$28,016	$24,551	$28,136
Jul 26	$29,082	$24,635	$29,317

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
37.47%	15.72%	11.27%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI World ex USA Enhanced Value Index (Net)...
36.90	15.80	11.36

Key Fund statistics

Table Summary
Net Assets...
$4,445,061,952
Number of Portfolio Holdings...
353
Net Investment Advisory Fees...
$10,317,840
Portfolio Turnover Rate...
18%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
29.6%
Industrials...
17.5
Health Care...
9.2
Information Technology...
9.0
Consumer Discretionary...
7.4
Materials...
7.0
Consumer Staples...
6.2
Energy...
5.7
Utilities...
3.5
Communication Services...
3.5
Real Estate...
1.4
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
29.5%
United Kingdom...
15.6
France...
11.9
Germany...
11.2
Spain...
4.2
Italy...
3.6
Canada...
3.5
Switzerland...
3.2
Netherlands...
3.0
Sweden...
2.6
OtherFootnote Reference(b)...
11.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Intl Value Factor ETF

Annual Shareholder Report — July 31, 2026

IVLU-07/26-AR

iShares MSCI USA Momentum Factor ETF

MTUM | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI USA Momentum Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Momentum Factor ETF	$17	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 25.06%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Momentum SR Variant Index (Spliced) returned 25.25%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Companies across the semiconductor industry gained amid continued investment in AI infrastructure and rising demand for advanced chips and semiconductor manufacturing equipment. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand. Additionally, technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by AI-related data growth. Industrials stocks also contributed as the AI boom triggered an unprecedented demand for continuous, heavy-duty on-site power to bypass an aging electrical grid.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Momentum SR Variant Index (Spliced)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,853	$10,015	$9,855
Sep 16	$9,900	$10,026	$9,904
Oct 16	$9,705	$9,836	$9,710
Nov 16	$9,646	$10,191	$9,653
Dec 16	$9,746	$10,381	$9,758
Jan 17	$10,070	$10,596	$10,081
Feb 17	$10,441	$11,013	$10,457
Mar 17	$10,664	$11,029	$10,682
Apr 17	$10,932	$11,148	$10,953
May 17	$11,458	$11,300	$11,481
Jun 17	$11,502	$11,371	$11,527
Jul 17	$11,894	$11,602	$11,922
Aug 17	$12,070	$11,640	$12,101
Sep 17	$12,416	$11,878	$12,446
Oct 17	$13,034	$12,150	$13,069
Nov 17	$13,397	$12,519	$13,435
Dec 17	$13,410	$12,655	$13,448
Jan 18	$14,508	$13,382	$14,553
Feb 18	$14,301	$12,890	$14,347
Mar 18	$13,778	$12,576	$13,825
Apr 18	$13,884	$12,626	$13,931
May 18	$14,368	$12,934	$14,418
Jun 18	$14,346	$13,022	$14,398
Jul 18	$14,613	$13,490	$14,667
Aug 18	$15,467	$13,936	$15,527
Sep 18	$15,609	$14,000	$15,672
Oct 18	$14,079	$13,028	$14,137
Nov 18	$14,272	$13,282	$14,333
Dec 18	$13,173	$12,086	$13,231
Jan 19	$14,050	$13,079	$14,114
Feb 19	$14,517	$13,517	$14,621
Mar 19	$14,832	$13,767	$14,936
Apr 19	$15,174	$14,319	$15,282
May 19	$14,824	$13,414	$14,936
Jun 19	$15,745	$14,356	$15,867
Jul 19	$16,032	$14,578	$16,157
Aug 19	$16,073	$14,324	$16,202
Sep 19	$15,878	$14,579	$16,006
Oct 19	$15,976	$14,897	$16,106
Nov 19	$16,511	$15,457	$16,649
Dec 19	$16,806	$15,910	$16,948
Jan 20	$17,422	$15,941	$17,574
Feb 20	$16,140	$14,641	$16,283
Mar 20	$14,297	$12,784	$14,426
Apr 20	$15,978	$14,466	$16,118
May 20	$16,929	$15,218	$17,083
Jun 20	$17,665	$15,565	$17,828
Jul 20	$18,870	$16,489	$19,047
Aug 20	$20,691	$17,727	$20,890
Sep 20	$19,888	$17,066	$20,080
Oct 20	$19,054	$16,622	$19,240
Nov 20	$21,065	$18,545	$21,272
Dec 20	$21,795	$19,310	$22,013
Jan 21	$22,157	$19,131	$22,382
Feb 21	$22,026	$19,630	$22,251
Mar 21	$21,752	$20,369	$21,975
Apr 21	$23,297	$21,477	$23,539
May 21	$23,039	$21,581	$23,283
Jun 21	$23,477	$22,181	$23,729
Jul 21	$23,695	$22,706	$23,951
Aug 21	$24,676	$23,376	$24,948
Sep 21	$23,814	$22,272	$24,080
Oct 21	$25,851	$23,826	$26,144
Nov 21	$24,851	$23,586	$25,137
Dec 21	$24,727	$24,518	$25,009
Jan 22	$22,488	$23,130	$22,746
Feb 22	$21,888	$22,452	$22,142
Mar 22	$22,902	$23,242	$23,171
Apr 22	$20,021	$21,135	$20,257
May 22	$19,911	$21,088	$20,149
Jun 22	$18,619	$19,343	$18,845
Jul 22	$19,584	$21,147	$19,820
Aug 22	$19,209	$20,318	$19,445
Sep 22	$18,048	$18,434	$18,273
Oct 22	$20,307	$19,897	$20,566
Nov 22	$21,030	$20,980	$21,300
Dec 22	$20,219	$19,746	$20,483
Jan 23	$20,089	$21,046	$20,351
Feb 23	$19,289	$20,543	$19,543
Mar 23	$19,364	$21,273	$19,618
Apr 23	$19,834	$21,543	$20,097
May 23	$18,861	$21,683	$19,113
Jun 23	$20,175	$23,129	$20,448
Jul 23	$20,523	$23,925	$20,803
Aug 23	$20,581	$23,522	$20,865
Sep 23	$19,596	$22,419	$19,869
Oct 23	$19,274	$21,903	$19,545
Nov 23	$21,050	$23,968	$21,349
Dec 23	$22,059	$25,097	$22,376
Jan 24	$23,294	$25,488	$23,632
Feb 24	$25,635	$26,856	$26,018
Mar 24	$26,381	$27,710	$26,779
Apr 24	$24,915	$26,567	$25,293
May 24	$26,243	$27,835	$26,647
Jun 24	$27,441	$28,831	$27,873
Jul 24	$26,904	$29,193	$27,329
Aug 24	$27,818	$29,897	$28,261
Sep 24	$28,610	$30,540	$29,067
Oct 24	$28,569	$30,314	$29,034
Nov 24	$30,547	$32,212	$31,046
Dec 24	$29,313	$31,392	$29,797
Jan 25	$31,049	$32,348	$31,573
Feb 25	$30,957	$31,838	$31,485
Mar 25	$28,673	$29,976	$29,164
Apr 25	$29,793	$29,822	$30,309
May 25	$32,902	$31,747	$33,479
Jun 25	$34,224	$33,380	$34,827
Jul 25	$34,336	$34,144	$34,939
Aug 25	$34,685	$34,814	$35,300
Sep 25	$36,597	$36,092	$37,252
Oct 25	$36,266	$36,949	$36,918
Nov 25	$35,688	$36,960	$36,340
Dec 25	$35,792	$36,964	$36,451
Jan 26	$36,601	$37,442	$37,280
Feb 26	$36,201	$37,112	$36,876
Mar 26	$34,408	$35,294	$35,058
Apr 26	$40,676	$38,998	$41,433
May 26	$45,215	$41,052	$46,067
Jun 26	$49,180	$40,686	$50,122
Jul 26	$42,939	$40,663	$43,762

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
25.06%	12.63%	15.69%
MSCI USA Index...
19.09	12.36	15.06
MSCI USA Momentum SR Variant Index (Spliced)...
25.25	12.81	15.91

Key Fund statistics

Table Summary
Net Assets...
$25,151,573,420
Number of Portfolio Holdings...
129
Net Investment Advisory Fees...
$32,603,400
Portfolio Turnover Rate...
104%

The MSCI USA Momentum SR Variant Index (Spliced) reflects the performance of the MSCI USA Momentum Index through November 22, 2020 and the MSCI USA Momentum SR Variant Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
47.6%
Industrials...
15.0
Energy...
11.8
Financials...
5.3
Communication Services...
5.0
Health Care...
4.2
Consumer Staples...
4.1
Consumer Discretionary...
2.9
Materials...
2.1
Real Estate...
1.4
Utilities...
0.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Micron Technology, Inc...
5.9%
Advanced Micro Devices, Inc...
5.1
Broadcom, Inc...
4.7
Intel Corp...
4.1
ExxonMobil Holdings Corp...
3.8
Caterpillar, Inc...
3.7
Johnson & Johnson...
3.5
Applied Materials, Inc...
3.1
Lam Research Corp...
3.1
GE Vernova, Inc...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Momentum Factor ETF

Annual Shareholder Report — July 31, 2026

MTUM-07/26-AR

iShares MSCI USA Quality Factor ETF

QUAL | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI USA Quality Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality Factor ETF	$17	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 20.16%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Sector Neutral Quality Index returned 20.46%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. In technology hardware, storage, and peripherals, stocks gained amid resilient consumer demand and AI-driven demand for data storage. In the healthcare sector, pharmaceutical stocks advanced on strong GLP-1 and oncology sales, as well as increased deal activity to bolster their drug pipelines. Surging demand for power generation equipment from AI data centers supported capital goods companies in the industrials sector.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Sector Neutral Quality Index
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,981	$10,015	$9,982
Sep 16	$9,970	$10,026	$9,972
Oct 16	$9,766	$9,836	$9,769
Nov 16	$10,054	$10,191	$10,060
Dec 16	$10,256	$10,381	$10,263
Jan 17	$10,381	$10,596	$10,388
Feb 17	$10,868	$11,013	$10,879
Mar 17	$10,864	$11,029	$10,876
Apr 17	$10,924	$11,148	$10,938
May 17	$11,094	$11,300	$11,111
Jun 17	$11,159	$11,371	$11,177
Jul 17	$11,262	$11,602	$11,283
Aug 17	$11,324	$11,640	$11,346
Sep 17	$11,624	$11,878	$11,648
Oct 17	$11,957	$12,150	$11,984
Nov 17	$12,401	$12,519	$12,431
Dec 17	$12,539	$12,655	$12,571
Jan 18	$13,113	$13,382	$13,147
Feb 18	$12,742	$12,890	$12,777
Mar 18	$12,574	$12,576	$12,610
Apr 18	$12,405	$12,626	$12,443
May 18	$12,746	$12,934	$12,785
Jun 18	$12,739	$13,022	$12,780
Jul 18	$13,217	$13,490	$13,261
Aug 18	$13,704	$13,936	$13,752
Sep 18	$13,854	$14,000	$13,904
Oct 18	$12,816	$13,028	$12,863
Nov 18	$12,945	$13,282	$12,994
Dec 18	$11,816	$12,086	$11,862
Jan 19	$12,807	$13,079	$12,860
Feb 19	$13,362	$13,517	$13,418
Mar 19	$13,706	$13,767	$13,766
Apr 19	$14,225	$14,319	$14,289
May 19	$13,282	$13,414	$13,346
Jun 19	$14,235	$14,356	$14,306
Jul 19	$14,424	$14,578	$14,498
Aug 19	$14,179	$14,324	$14,254
Sep 19	$14,424	$14,579	$14,502
Oct 19	$14,748	$14,897	$14,829
Nov 19	$15,400	$15,457	$15,488
Dec 19	$15,849	$15,910	$15,943
Jan 20	$15,743	$15,941	$15,837
Feb 20	$14,424	$14,641	$14,511
Mar 20	$12,775	$12,784	$12,854
Apr 20	$14,353	$14,466	$14,444
May 20	$15,153	$15,218	$15,250
Jun 20	$15,188	$15,565	$15,290
Jul 20	$15,921	$16,489	$16,029
Aug 20	$17,032	$17,727	$17,150
Sep 20	$16,495	$17,066	$16,612
Oct 20	$16,036	$16,622	$16,151
Nov 20	$17,874	$18,545	$18,004
Dec 20	$18,538	$19,310	$18,676
Jan 21	$18,015	$19,131	$18,151
Feb 21	$18,607	$19,630	$18,750
Mar 21	$19,497	$20,369	$19,650
Apr 21	$20,446	$21,477	$20,609
May 21	$20,664	$21,581	$20,842
Jun 21	$21,349	$22,181	$21,543
Jul 21	$22,071	$22,706	$22,275
Aug 21	$22,698	$23,376	$22,912
Sep 21	$21,245	$22,272	$21,447
Oct 21	$22,872	$23,826	$23,093
Nov 21	$22,729	$23,586	$22,951
Dec 21	$23,526	$24,518	$23,760
Jan 22	$21,906	$23,130	$22,126
Feb 22	$20,994	$22,452	$21,207
Mar 22	$21,782	$23,242	$22,005
Apr 22	$20,025	$21,135	$20,233
May 22	$19,989	$21,088	$20,199
Jun 22	$18,180	$19,343	$18,373
Jul 22	$19,844	$21,147	$20,056
Aug 22	$18,847	$20,318	$19,050
Sep 22	$16,997	$18,434	$17,182
Oct 22	$18,397	$19,897	$18,599
Nov 22	$19,837	$20,980	$20,059
Dec 22	$18,729	$19,746	$18,942
Jan 23	$20,043	$21,046	$20,274
Feb 23	$19,506	$20,543	$19,733
Mar 23	$20,440	$21,273	$20,688
Apr 23	$20,780	$21,543	$21,034
May 23	$20,920	$21,683	$21,178
Jun 23	$22,281	$23,129	$22,560
Jul 23	$23,113	$23,925	$23,406
Aug 23	$23,018	$23,522	$23,313
Sep 23	$21,848	$22,419	$22,130
Oct 23	$21,540	$21,903	$21,821
Nov 23	$23,382	$23,968	$23,690
Dec 23	$24,504	$25,097	$24,831
Jan 24	$25,054	$25,488	$25,391
Feb 24	$26,689	$26,856	$27,053
Mar 24	$27,400	$27,710	$27,777
Apr 24	$26,185	$26,567	$26,548
May 24	$27,642	$27,835	$28,029
Jun 24	$28,517	$28,831	$28,921
Jul 24	$28,726	$29,193	$29,136
Aug 24	$29,729	$29,897	$30,158
Sep 24	$30,063	$30,540	$30,500
Oct 24	$29,597	$30,314	$30,031
Nov 24	$31,043	$32,212	$31,502
Dec 24	$29,951	$31,392	$30,397
Jan 25	$30,835	$32,348	$31,298
Feb 25	$30,532	$31,838	$30,995
Mar 25	$28,816	$29,976	$29,256
Apr 25	$28,557	$29,822	$28,998
May 25	$29,878	$31,747	$30,342
Jun 25	$30,891	$33,380	$31,374
Jul 25	$31,113	$34,144	$31,603
Aug 25	$31,911	$34,814	$32,418
Sep 25	$32,939	$36,092	$33,467
Oct 25	$33,229	$36,949	$33,767
Nov 25	$33,556	$36,960	$34,133
Dec 25	$33,740	$36,964	$34,325
Jan 26	$34,389	$37,442	$34,989
Feb 26	$34,799	$37,112	$35,412
Mar 26	$32,660	$35,294	$33,239
Apr 26	$35,279	$38,998	$35,907
May 26	$36,689	$41,052	$37,347
Jun 26	$37,485	$40,686	$38,164
Jul 26	$37,386	$40,663	$38,069

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.16%	11.12%	14.10%
MSCI USA Index...
19.09	12.36	15.06
MSCI USA Sector Neutral Quality Index...
20.46	11.31	14.30

Key Fund statistics

Table Summary
Net Assets...
$46,564,431,907
Number of Portfolio Holdings...
127
Net Investment Advisory Fees...
$74,650,969
Portfolio Turnover Rate...
28%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
36.0%
Financials...
11.9
Consumer Discretionary...
10.3
Communication Services...
10.1
Industrials...
9.2
Health Care...
9.1
Consumer Staples...
4.4
Energy...
3.3
Utilities...
2.1
Materials...
1.8
Real Estate...
1.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
7.2%
Apple, Inc...
6.7
NVIDIA Corp...
5.9
TJX Companies, Inc. (The)...
4.0
Meta Platforms, Inc., Class A...
3.7
Eli Lilly & Co...
3.7
Lam Research Corp...
3.5
Visa, Inc., Class A...
3.2
Applied Materials, Inc...
3.1
KLA Corp...
2.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective March 31, 2026, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, in approximately the same proportion as its Underlying Index is diversified. Therefore, shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Quality Factor ETF

Annual Shareholder Report — July 31, 2026

QUAL-07/26-AR

iShares MSCI USA Size Factor ETF

SIZE | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI USA Size Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Size Factor ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 16.07%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Low Size Index (Spliced) returned 16.15%.

What contributed to performance?

During the reporting period, the information technology sector contributed the most to the Fund’s performance. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology, hardware, storage, and peripherals subsector, companies gained amid resilient consumer demand and continued growth, as well as improving pricing trends and increased adoption of enterprise and hyperscale storage solutions driven by AI-related data growth. Stocks in the industrials sector also benefited from strong growth in data center capacity, which supported investment in power infrastructure, electrical equipment, and related construction and engineering projects. In the healthcare sector, increased merger and acquisition activity to replace expiring drug patents and strong innovation in GLP-1 and oncology treatments drove performance across the biotechnology and pharmaceutical subsectors.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Low Size Index (Spliced)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,987	$10,015	$9,987
Sep 16	$9,950	$10,026	$9,951
Oct 16	$9,728	$9,836	$9,729
Nov 16	$10,119	$10,191	$10,123
Dec 16	$10,287	$10,381	$10,293
Jan 17	$10,483	$10,596	$10,490
Feb 17	$10,902	$11,013	$10,913
Mar 17	$10,873	$11,029	$10,884
Apr 17	$10,977	$11,148	$10,989
May 17	$11,127	$11,300	$11,140
Jun 17	$11,231	$11,371	$11,247
Jul 17	$11,393	$11,602	$11,411
Aug 17	$11,350	$11,640	$11,368
Sep 17	$11,554	$11,878	$11,574
Oct 17	$11,739	$12,150	$11,760
Nov 17	$12,177	$12,519	$12,200
Dec 17	$12,229	$12,655	$12,256
Jan 18	$12,707	$13,382	$12,736
Feb 18	$12,167	$12,890	$12,196
Mar 18	$12,115	$12,576	$12,146
Apr 18	$12,096	$12,626	$12,128
May 18	$12,228	$12,934	$12,262
Jun 18	$12,371	$13,022	$12,405
Jul 18	$12,779	$13,490	$12,815
Aug 18	$13,046	$13,936	$13,085
Sep 18	$13,065	$14,000	$13,106
Oct 18	$12,289	$13,028	$12,328
Nov 18	$12,704	$13,282	$12,746
Dec 18	$11,434	$12,086	$11,473
Jan 19	$12,597	$13,079	$12,643
Feb 19	$13,097	$13,517	$13,147
Mar 19	$13,178	$13,767	$13,228
Apr 19	$13,669	$14,319	$13,724
May 19	$12,732	$13,414	$12,785
Jun 19	$13,689	$14,356	$13,749
Jul 19	$13,834	$14,578	$13,898
Aug 19	$13,371	$14,324	$13,432
Sep 19	$13,712	$14,579	$13,776
Oct 19	$13,888	$14,897	$13,956
Nov 19	$14,402	$15,457	$14,474
Dec 19	$14,756	$15,910	$14,833
Jan 20	$14,579	$15,941	$14,657
Feb 20	$13,310	$14,641	$13,381
Mar 20	$10,883	$12,784	$10,941
Apr 20	$12,383	$14,466	$12,450
May 20	$13,199	$15,218	$13,270
Jun 20	$13,409	$15,565	$13,483
Jul 20	$14,099	$16,489	$14,178
Aug 20	$14,731	$17,727	$14,817
Sep 20	$14,430	$17,066	$14,515
Oct 20	$14,388	$16,622	$14,476
Nov 20	$16,444	$18,545	$16,548
Dec 20	$17,162	$19,310	$17,273
Jan 21	$16,999	$19,131	$17,111
Feb 21	$17,894	$19,630	$18,013
Mar 21	$18,552	$20,369	$18,678
Apr 21	$19,467	$21,477	$19,601
May 21	$19,756	$21,581	$19,898
Jun 21	$20,082	$22,181	$20,230
Jul 21	$20,341	$22,706	$20,493
Aug 21	$20,816	$23,376	$20,973
Sep 21	$19,896	$22,272	$20,049
Oct 21	$21,090	$23,826	$21,253
Nov 21	$20,503	$23,586	$20,662
Dec 21	$21,459	$24,518	$21,628
Jan 22	$20,197	$23,130	$20,359
Feb 22	$19,960	$22,452	$20,122
Mar 22	$20,442	$23,242	$20,610
Apr 22	$18,988	$21,135	$19,146
May 22	$19,084	$21,088	$19,245
Jun 22	$17,305	$19,343	$17,451
Jul 22	$18,846	$21,147	$19,007
Aug 22	$18,235	$20,318	$18,392
Sep 22	$16,499	$18,434	$16,644
Oct 22	$17,947	$19,897	$18,106
Nov 22	$19,053	$20,980	$19,224
Dec 22	$18,060	$19,746	$18,224
Jan 23	$19,552	$21,046	$19,730
Feb 23	$18,897	$20,543	$19,071
Mar 23	$18,782	$21,273	$18,958
Apr 23	$18,654	$21,543	$18,831
May 23	$18,243	$21,683	$18,417
Jun 23	$19,643	$23,129	$19,832
Jul 23	$20,471	$23,925	$20,672
Aug 23	$19,799	$23,522	$19,996
Sep 23	$18,866	$22,419	$19,055
Oct 23	$18,015	$21,903	$18,199
Nov 23	$19,799	$23,968	$19,991
Dec 23	$21,281	$25,097	$21,489
Jan 24	$21,088	$25,488	$21,295
Feb 24	$22,050	$26,856	$22,267
Mar 24	$23,015	$27,710	$23,248
Apr 24	$21,795	$26,567	$22,017
May 24	$22,348	$27,835	$22,580
Jun 24	$22,320	$28,831	$22,555
Jul 24	$23,243	$29,193	$23,490
Aug 24	$23,805	$29,897	$24,061
Sep 24	$24,307	$30,540	$24,570
Oct 24	$24,055	$30,314	$24,321
Nov 24	$25,895	$32,212	$26,185
Dec 24	$24,275	$31,392	$24,551
Jan 25	$25,279	$32,348	$25,574
Feb 25	$24,912	$31,838	$25,208
Mar 25	$23,863	$29,976	$24,147
Apr 25	$23,450	$29,822	$23,730
May 25	$24,594	$31,747	$24,892
Jun 25	$25,477	$33,380	$25,792
Jul 25	$25,768	$34,144	$26,088
Aug 25	$26,363	$34,814	$26,690
Sep 25	$26,656	$36,092	$26,986
Oct 25	$26,597	$36,949	$26,931
Nov 25	$26,811	$36,960	$27,146
Dec 25	$26,891	$36,964	$27,229
Jan 26	$27,467	$37,442	$27,815
Feb 26	$28,139	$37,112	$28,488
Mar 26	$26,557	$35,294	$26,887
Apr 26	$28,469	$38,998	$28,831
May 26	$29,367	$41,052	$29,745
Jun 26	$29,850	$40,686	$30,239
Jul 26	$29,907	$40,663	$30,302

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
16.07%	8.01%	11.58%
MSCI USA Index...
19.09	12.36	15.06
MSCI USA Low Size Index (Spliced)...
16.15	8.14	11.72

Key Fund statistics

Table Summary
Net Assets...
$428,750,563
Number of Portfolio Holdings...
531
Net Investment Advisory Fees...
$585,578
Portfolio Turnover Rate...
30%

The MSCI USA Low Size Index (Spliced) reflects the performance of the MSCI USA Risk Weighted Index through December 2, 2018 and the MSCI USA Low Size Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
17.0%
Financials...
16.6
Information Technology...
16.0
Health Care...
11.5
Consumer Discretionary...
9.9
Consumer Staples...
5.6
Utilities...
5.4
Materials...
5.3
Real Estate...
5.1
Energy...
3.9
Communication Services...
3.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Okta, Inc., Class A...
0.3%
Snowflake, Inc., Class A...
0.3
SharkNinja, Inc...
0.3
Dell Technologies, Inc., Class C...
0.3
Best Buy Co., Inc...
0.3
NetApp, Inc...
0.3
CDW Corp...
0.3
Illumina, Inc...
0.3
Hewlett Packard Enterprise Co...
0.3
Toast, Inc., Class A...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Size Factor ETF

Annual Shareholder Report — July 31, 2026

SIZE-07/26-AR

iShares MSCI USA Value Factor ETF

VLUE | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI USA Value Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Value Factor ETF	$20	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 72.41%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Enhanced Value Index returned 73.20%.

What contributed to performance?

Stocks in the information technology sector were the most significant contributors to the Fund’s performance during the reporting period. Firms in the semiconductors and semiconductor equipment subsector rallied sharply amid soaring global demand for high-bandwidth memory and advanced artificial intelligence (“AI”) hardware. At the same time, massive capital investments and strategic partnerships aimed at expanding next-generation AI chip manufacturing capacity further bolstered investor confidence. In the technology hardware, storage, and peripherals subsector, substantial enterprise investments in AI infrastructure generated backlogs for high-performance AI servers and data center storage. Diversified banks in the financials sector rallied as a sharp rebound in investment banking, robust trading revenue, and strong net interest margins (the difference between the interest banks earn on loans and the interest they pay on deposits) drove earnings across the sector.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Enhanced Value Index
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,121	$10,015	$10,124
Sep 16	$10,196	$10,026	$10,200
Oct 16	$10,069	$9,836	$10,076
Nov 16	$10,772	$10,191	$10,781
Dec 16	$11,008	$10,381	$11,020
Jan 17	$11,155	$10,596	$11,169
Feb 17	$11,668	$11,013	$11,686
Mar 17	$11,535	$11,029	$11,554
Apr 17	$11,557	$11,148	$11,577
May 17	$11,545	$11,300	$11,566
Jun 17	$11,685	$11,371	$11,709
Jul 17	$11,910	$11,602	$11,937
Aug 17	$11,939	$11,640	$11,967
Sep 17	$12,360	$11,878	$12,391
Oct 17	$12,675	$12,150	$12,709
Nov 17	$13,212	$12,519	$13,248
Dec 17	$13,426	$12,655	$13,465
Jan 18	$14,007	$13,382	$14,050
Feb 18	$13,554	$12,890	$13,598
Mar 18	$13,242	$12,576	$13,286
Apr 18	$13,298	$12,626	$13,344
May 18	$13,560	$12,934	$13,607
Jun 18	$13,417	$13,022	$13,465
Jul 18	$13,872	$13,490	$13,923
Aug 18	$14,378	$13,936	$14,434
Sep 18	$14,352	$14,000	$14,410
Oct 18	$13,506	$13,028	$13,562
Nov 18	$13,432	$13,282	$13,489
Dec 18	$11,924	$12,086	$11,975
Jan 19	$13,112	$13,079	$13,171
Feb 19	$13,366	$13,517	$13,427
Mar 19	$13,240	$13,767	$13,300
Apr 19	$13,697	$14,319	$13,762
May 19	$12,379	$13,414	$12,438
Jun 19	$13,550	$14,356	$13,616
Jul 19	$13,778	$14,578	$13,848
Aug 19	$13,166	$14,324	$13,234
Sep 19	$13,796	$14,579	$13,870
Oct 19	$14,183	$14,897	$14,262
Nov 19	$14,706	$15,457	$14,790
Dec 19	$15,199	$15,910	$15,288
Jan 20	$14,623	$15,941	$14,710
Feb 20	$13,206	$14,641	$13,285
Mar 20	$10,761	$12,784	$10,825
Apr 20	$11,980	$14,466	$12,050
May 20	$12,413	$15,218	$12,487
Jun 20	$12,443	$15,565	$12,519
Jul 20	$12,561	$16,489	$12,637
Aug 20	$13,057	$17,727	$13,138
Sep 20	$12,786	$17,066	$12,868
Oct 20	$12,635	$16,622	$12,716
Nov 20	$14,713	$18,545	$14,811
Dec 20	$15,151	$19,310	$15,252
Jan 21	$15,651	$19,131	$15,758
Feb 21	$16,738	$19,630	$16,856
Mar 21	$17,941	$20,369	$18,073
Apr 21	$18,251	$21,477	$18,387
May 21	$18,779	$21,581	$18,921
Jun 21	$18,495	$22,181	$18,636
Jul 21	$18,352	$22,706	$18,494
Aug 21	$18,503	$23,376	$18,647
Sep 21	$17,847	$22,272	$17,988
Oct 21	$18,291	$23,826	$18,437
Nov 21	$18,123	$23,586	$18,270
Dec 21	$19,541	$24,518	$19,706
Jan 22	$19,165	$23,130	$19,330
Feb 22	$18,745	$22,452	$18,909
Mar 22	$18,799	$23,242	$18,964
Apr 22	$17,715	$21,135	$17,876
May 22	$18,403	$21,088	$18,574
Jun 22	$16,375	$19,343	$16,528
Jul 22	$17,346	$21,147	$17,508
Aug 22	$16,732	$20,318	$16,891
Sep 22	$14,936	$18,434	$15,079
Oct 22	$16,898	$19,897	$17,065
Nov 22	$17,881	$20,980	$18,060
Dec 22	$16,779	$19,746	$16,949
Jan 23	$17,973	$21,046	$18,158
Feb 23	$17,271	$20,543	$17,450
Mar 23	$17,197	$21,273	$17,376
Apr 23	$17,007	$21,543	$17,186
May 23	$16,380	$21,683	$16,553
Jun 23	$17,528	$23,129	$17,715
Jul 23	$18,173	$23,925	$18,369
Aug 23	$17,646	$23,522	$17,839
Sep 23	$17,079	$22,419	$17,269
Oct 23	$16,468	$21,903	$16,654
Nov 23	$17,813	$23,968	$18,016
Dec 23	$19,172	$25,097	$19,393
Jan 24	$19,009	$25,488	$19,231
Feb 24	$19,505	$26,856	$19,734
Mar 24	$20,668	$27,710	$20,915
Apr 24	$19,257	$26,567	$19,489
May 24	$19,844	$27,835	$20,085
Jun 24	$19,837	$28,831	$20,080
Jul 24	$20,639	$29,193	$20,893
Aug 24	$20,717	$29,897	$20,976
Sep 24	$21,084	$30,540	$21,350
Oct 24	$20,813	$30,314	$21,079
Nov 24	$22,141	$32,212	$22,427
Dec 24	$20,553	$31,392	$20,819
Jan 25	$21,424	$32,348	$21,712
Feb 25	$21,642	$31,838	$21,934
Mar 25	$20,889	$29,976	$21,175
Apr 25	$20,113	$29,822	$20,389
May 25	$20,967	$31,747	$21,257
Jun 25	$22,340	$33,380	$22,652
Jul 25	$22,275	$34,144	$22,587
Aug 25	$23,600	$34,814	$23,932
Sep 25	$24,809	$36,092	$25,160
Oct 25	$25,861	$36,949	$26,233
Nov 25	$26,508	$36,960	$26,892
Dec 25	$27,264	$36,964	$27,663
Jan 26	$29,359	$37,442	$29,796
Feb 26	$30,080	$37,112	$30,527
Mar 26	$28,501	$35,294	$28,928
Apr 26	$33,476	$38,998	$33,991
May 26	$39,703	$41,052	$40,455
Jun 26	$40,218	$40,686	$40,987
Jul 26	$38,404	$40,663	$39,122

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
72.41%	15.91%	14.40%
MSCI USA Index...
19.09	12.36	15.06
MSCI USA Enhanced Value Index...
73.20	16.17	14.62

Key Fund statistics

Table Summary
Net Assets...
$9,131,652,500
Number of Portfolio Holdings...
155
Net Investment Advisory Fees...
$14,678,270
Portfolio Turnover Rate...
47%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
37.4%
Financials...
12.0
Consumer Discretionary...
10.4
Communication Services...
9.6
Industrials...
8.9
Health Care...
8.3
Consumer Staples...
4.6
Energy...
3.3
Utilities...
2.1
Real Estate...
1.7
Materials...
1.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Micron Technology, Inc...
19.0%
Cisco Systems, Inc...
4.7
General Motors Co...
4.0
Verizon Communications, Inc...
3.0
AT&T, Inc...
2.6
Bank of America Corp...
2.2
Ford Motor Co...
2.1
Comcast Corp., Class A...
1.8
Citigroup, Inc...
1.6
Pfizer, Inc...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective May 26, 2026, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, in approximately the same proportion as its Underlying Index is diversified. Therefore, shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Value Factor ETF

Annual Shareholder Report — July 31, 2026

VLUE-07/26-AR

iShares Low Carbon Optimized MSCI ACWI ETF

CRBN | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Low Carbon Optimized MSCI ACWI ETF (the “Fund”) (formerly known as iShares MSCI ACWI Low Carbon Target ETF) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Low Carbon Optimized MSCI ACWI ETF	$22	0.20%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 20.44%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the MSCI ACWI Low Carbon Target Index (Net) returned 20.26%.

What contributed to performance?

Low-carbon U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. Further, technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by AI-related data growth. An interactive media and services company in the communication sector gained amid resilient digital advertising demand, continued growth in cloud computing, and expanding monetization of AI across search and other platforms. Japanese stocks also contributed, as the Bank of Japan exited its ultra-low interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the financials sector.

What detracted from performance?

During the reporting period, U.S. software and services stocks modestly detracted from the Fund’s return amid growing investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Low Carbon Target Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,052	$10,034	$10,046
Sep 16	$10,110	$10,095	$10,105
Oct 16	$9,913	$9,924	$9,912
Nov 16	$9,992	$9,999	$9,984
Dec 16	$10,192	$10,216	$10,180
Jan 17	$10,485	$10,494	$10,475
Feb 17	$10,792	$10,789	$10,781
Mar 17	$10,939	$10,921	$10,917
Apr 17	$11,119	$11,091	$11,096
May 17	$11,366	$11,336	$11,340
Jun 17	$11,416	$11,387	$11,396
Jul 17	$11,728	$11,706	$11,704
Aug 17	$11,740	$11,751	$11,721
Sep 17	$11,938	$11,978	$11,919
Oct 17	$12,163	$12,226	$12,154
Nov 17	$12,404	$12,463	$12,386
Dec 17	$12,609	$12,664	$12,581
Jan 18	$13,314	$13,379	$13,280
Feb 18	$12,781	$12,817	$12,732
Mar 18	$12,489	$12,533	$12,450
Apr 18	$12,609	$12,662	$12,569
May 18	$12,611	$12,678	$12,572
Jun 18	$12,532	$12,609	$12,487
Jul 18	$12,921	$12,989	$12,870
Aug 18	$13,023	$13,092	$12,965
Sep 18	$13,078	$13,148	$13,005
Oct 18	$12,105	$12,163	$12,030
Nov 18	$12,271	$12,341	$12,202
Dec 18	$11,425	$11,472	$11,351
Jan 19	$12,341	$12,378	$12,260
Feb 19	$12,664	$12,709	$12,582
Mar 19	$12,834	$12,868	$12,749
Apr 19	$13,280	$13,303	$13,193
May 19	$12,510	$12,514	$12,412
Jun 19	$13,354	$13,334	$13,245
Jul 19	$13,414	$13,373	$13,309
Aug 19	$13,109	$13,055	$13,004
Sep 19	$13,391	$13,330	$13,285
Oct 19	$13,769	$13,695	$13,664
Nov 19	$14,098	$14,029	$13,991
Dec 19	$14,613	$14,523	$14,494
Jan 20	$14,481	$14,363	$14,363
Feb 20	$13,319	$13,203	$13,211
Mar 20	$11,529	$11,420	$11,435
Apr 20	$12,758	$12,644	$12,663
May 20	$13,332	$13,194	$13,219
Jun 20	$13,748	$13,615	$13,639
Jul 20	$14,471	$14,335	$14,373
Aug 20	$15,386	$15,213	$15,269
Sep 20	$14,891	$14,722	$14,776
Oct 20	$14,534	$14,364	$14,425
Nov 20	$16,345	$16,135	$16,206
Dec 20	$17,101	$16,884	$16,949
Jan 21	$16,996	$16,807	$16,845
Feb 21	$17,374	$17,196	$17,214
Mar 21	$17,851	$17,656	$17,682
Apr 21	$18,637	$18,427	$18,469
May 21	$18,946	$18,706	$18,761
Jun 21	$19,175	$18,961	$18,993
Jul 21	$19,316	$19,092	$19,127
Aug 21	$19,783	$19,569	$19,608
Sep 21	$18,944	$18,761	$18,780
Oct 21	$19,953	$19,719	$19,740
Nov 21	$19,480	$19,244	$19,273
Dec 21	$20,244	$20,013	$20,044
Jan 22	$19,298	$19,031	$19,016
Feb 22	$18,701	$18,539	$18,530
Mar 22	$19,068	$18,941	$18,933
Apr 22	$17,526	$17,425	$17,396
May 22	$17,544	$17,445	$17,357
Jun 22	$16,100	$15,975	$15,906
Jul 22	$17,233	$17,090	$17,008
Aug 22	$16,518	$16,461	$16,366
Sep 22	$14,933	$14,885	$14,792
Oct 22	$15,852	$15,783	$15,673
Nov 22	$17,216	$17,008	$16,901
Dec 22	$16,421	$16,338	$16,222
Jan 23	$17,654	$17,510	$17,399
Feb 23	$17,081	$17,008	$16,891
Mar 23	$17,616	$17,532	$17,377
Apr 23	$17,891	$17,784	$17,642
May 23	$17,720	$17,593	$17,471
Jun 23	$18,745	$18,615	$18,466
Jul 23	$19,388	$19,296	$19,121
Aug 23	$18,856	$18,757	$18,599
Sep 23	$18,033	$17,981	$17,799
Oct 23	$17,543	$17,441	$17,265
Nov 23	$19,156	$19,051	$18,877
Dec 23	$20,090	$19,966	$19,800
Jan 24	$20,185	$20,083	$19,946
Feb 24	$21,176	$20,944	$20,862
Mar 24	$21,765	$21,602	$21,426
Apr 24	$20,928	$20,889	$20,654
May 24	$21,914	$21,738	$21,540
Jun 24	$22,419	$22,222	$22,082
Jul 24	$22,861	$22,580	$22,502
Aug 24	$23,449	$23,154	$23,089
Sep 24	$24,006	$23,692	$23,665
Oct 24	$23,546	$23,160	$23,207
Nov 24	$24,583	$24,026	$24,179
Dec 24	$23,946	$23,457	$23,592
Jan 25	$24,705	$24,245	$24,354
Feb 25	$24,611	$24,099	$24,196
Mar 25	$23,638	$23,147	$23,198
Apr 25	$23,849	$23,363	$23,445
May 25	$25,183	$24,705	$24,766
Jun 25	$26,395	$25,815	$25,924
Jul 25	$26,625	$26,165	$26,238
Aug 25	$27,312	$26,811	$26,858
Sep 25	$28,339	$27,783	$27,837
Oct 25	$28,835	$28,404	$28,351
Nov 25	$28,826	$28,401	$28,326
Dec 25	$29,147	$28,697	$28,665
Jan 26	$29,923	$29,548	$29,459
Feb 26	$30,209	$29,928	$29,727
Mar 26	$28,143	$27,779	$27,431
Apr 26	$30,908	$30,604	$30,288
May 26	$32,333	$32,184	$31,786
Jun 26	$32,237	$31,926	$31,583
Jul 26	$32,067	$31,950	$31,554

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.44%	10.67%	12.36%
MSCI All Country World Index (Net)...
22.11	10.85	12.32
MSCI ACWI Low Carbon Target Index (Net)...
20.26	10.53	12.18

Key Fund statistics

Table Summary
Net Assets...
$1,145,171,544
Number of Portfolio Holdings...
1,086
Net Investment Advisory Fees...
$2,086,558
Portfolio Turnover Rate...
22%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.2%
Financials...
19.4
Industrials...
10.3
Communication Services...
8.6
Health Care...
8.4
Consumer Discretionary...
8.2
Consumer Staples...
4.4
Materials...
3.0
Energy...
3.0
Utilities...
2.4
Real Estate...
2.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
63.4%
Japan...
5.2
Canada...
3.4
Taiwan...
3.3
China...
2.8
United Kingdom...
2.5
South Korea...
2.3
Switzerland...
2.1
France...
1.8
Germany...
1.7
OtherFootnote Reference(b)...
11.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective November 25, 2025, the name of the Fund was changed from iShares MSCI ACWI Low Carbon Target ETF to iShares Low Carbon Optimized MSCI ACWI ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Low Carbon Optimized MSCI ACWI ETF

Annual Shareholder Report — July 31, 2026

CRBN-07/26-AR

iShares MSCI ACWI ETF

ACWI | NASDAQ

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI ACWI ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ETF	$33	0.30%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.17%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. An interactive media and services company in the communication sector gained amid resilient digital advertising demand, continued growth in cloud computing, and expanding monetization of AI across search and other platforms. South Korea’s information technology sector was also supported by the AI boom, as strong global demand for advanced memory chips lifted export volumes, supported pricing, and boosted earnings for leading chipmakers.

What detracted from performance?

During the reporting period, U.S. software and services stocks detracted from the Fund’s return amid growing investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)
Jul 16	$10,000	$10,000
Aug 16	$10,034	$10,034
Sep 16	$10,094	$10,095
Oct 16	$9,926	$9,924
Nov 16	$10,012	$9,999
Dec 16	$10,230	$10,216
Jan 17	$10,504	$10,494
Feb 17	$10,796	$10,789
Mar 17	$10,929	$10,921
Apr 17	$11,100	$11,091
May 17	$11,361	$11,336
Jun 17	$11,413	$11,387
Jul 17	$11,731	$11,706
Aug 17	$11,778	$11,751
Sep 17	$12,014	$11,978
Oct 17	$12,265	$12,226
Nov 17	$12,510	$12,463
Dec 17	$12,720	$12,664
Jan 18	$13,439	$13,379
Feb 18	$12,884	$12,817
Mar 18	$12,593	$12,533
Apr 18	$12,724	$12,662
May 18	$12,750	$12,678
Jun 18	$12,685	$12,609
Jul 18	$13,069	$12,989
Aug 18	$13,179	$13,092
Sep 18	$13,242	$13,148
Oct 18	$12,256	$12,163
Nov 18	$12,432	$12,341
Dec 18	$11,556	$11,472
Jan 19	$12,476	$12,378
Feb 19	$12,809	$12,709
Mar 19	$12,971	$12,868
Apr 19	$13,411	$13,303
May 19	$12,613	$12,514
Jun 19	$13,438	$13,334
Jul 19	$13,480	$13,373
Aug 19	$13,166	$13,055
Sep 19	$13,441	$13,330
Oct 19	$13,810	$13,695
Nov 19	$14,143	$14,029
Dec 19	$14,642	$14,523
Jan 20	$14,475	$14,363
Feb 20	$13,308	$13,203
Mar 20	$11,512	$11,420
Apr 20	$12,736	$12,644
May 20	$13,313	$13,194
Jun 20	$13,736	$13,615
Jul 20	$14,462	$14,335
Aug 20	$15,350	$15,213
Sep 20	$14,855	$14,722
Oct 20	$14,494	$14,364
Nov 20	$16,284	$16,135
Dec 20	$17,040	$16,884
Jan 21	$16,963	$16,807
Feb 21	$17,351	$17,196
Mar 21	$17,820	$17,656
Apr 21	$18,592	$18,427
May 21	$18,874	$18,706
Jun 21	$19,128	$18,961
Jul 21	$19,254	$19,092
Aug 21	$19,715	$19,569
Sep 21	$18,881	$18,761
Oct 21	$19,880	$19,719
Nov 21	$19,411	$19,244
Dec 21	$20,172	$20,013
Jan 22	$19,270	$19,031
Feb 22	$18,666	$18,539
Mar 22	$19,032	$18,941
Apr 22	$17,511	$17,425
May 22	$17,597	$17,445
Jun 22	$16,146	$15,975
Jul 22	$17,271	$17,090
Aug 22	$16,572	$16,461
Sep 22	$14,989	$14,885
Oct 22	$15,915	$15,783
Nov 22	$17,270	$17,008
Dec 22	$16,487	$16,338
Jan 23	$17,704	$17,510
Feb 23	$17,145	$17,008
Mar 23	$17,708	$17,532
Apr 23	$17,969	$17,784
May 23	$17,779	$17,593
Jun 23	$18,811	$18,615
Jul 23	$19,473	$19,296
Aug 23	$18,920	$18,757
Sep 23	$18,128	$17,981
Oct 23	$17,636	$17,441
Nov 23	$19,230	$19,051
Dec 23	$20,151	$19,966
Jan 24	$20,219	$20,083
Feb 24	$21,140	$20,944
Mar 24	$21,804	$21,602
Apr 24	$21,036	$20,889
May 24	$21,981	$21,738
Jun 24	$22,425	$22,222
Jul 24	$22,795	$22,580
Aug 24	$23,371	$23,154
Sep 24	$23,883	$23,692
Oct 24	$23,364	$23,160
Nov 24	$24,284	$24,026
Dec 24	$23,659	$23,457
Jan 25	$24,436	$24,245
Feb 25	$24,350	$24,099
Mar 25	$23,423	$23,147
Apr 25	$23,600	$23,363
May 25	$24,949	$24,705
Jun 25	$26,106	$25,815
Jul 25	$26,373	$26,165
Aug 25	$27,079	$26,811
Sep 25	$28,084	$27,783
Oct 25	$28,682	$28,404
Nov 25	$28,695	$28,401
Dec 25	$28,966	$28,697
Jan 26	$29,787	$29,548
Feb 26	$30,185	$29,928
Mar 26	$28,285	$27,779
Apr 26	$30,994	$30,604
May 26	$32,482	$32,184
Jun 26	$32,337	$31,926
Jul 26	$32,219	$31,950

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
22.17%	10.85%	12.41%
MSCI All Country World Index (Net)...
22.11	10.85	12.32

Key Fund statistics

Table Summary
Net Assets...
$32,332,112,677
Number of Portfolio Holdings...
2,240
Net Investment Advisory Fees...
$81,534,579
Portfolio Turnover Rate...
4%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.1%
Financials...
17.2
Industrials...
10.9
Consumer Discretionary...
9.0
Health Care...
8.4
Communication Services...
8.0
Consumer Staples...
4.8
Energy...
4.0
Materials...
3.5
Utilities...
2.5
Real Estate...
1.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
63.6%
Japan...
5.0
United Kingdom...
3.2
Taiwan...
3.1
Canada...
3.0
China...
2.5
South Korea...
2.3
France...
2.2
Switzerland...
2.0
Germany...
2.0
OtherFootnote Reference(b)...
11.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI ACWI ETF

Annual Shareholder Report — July 31, 2026

ACWI-07/26-AR

iShares MSCI All Country Asia ex Japan ETF

AAXJ | NASDAQ

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI All Country Asia ex Japan ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI All Country Asia ex Japan ETF	$81	0.69%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 35.45%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 36.44% and the MSCI AC Asia ex Japan Index (Net) returned 37.54%.

What contributed to performance?

South Korean equities were a meaningful contributor to the Fund’s return during the reporting period, as the information technology sector benefited from the artificial intelligence ("AI") boom. Stocks were supported by surging global demand for advanced memory chips, which lifted export volumes, pushed prices sharply higher, and drove record profits and market valuations for the country's leading chipmakers. In Taiwan, semiconductor stocks were supported by soaring demand for advanced chips used in high-performance computing and AI applications, benefiting leading manufacturers of the world’s most advanced semiconductors. Taiwanese electronic component makers also benefited from strong demand related to AI infrastructure, particularly for power management, thermal management, and other components used in data centers.

What detracted from performance?

Indian stocks detracted from the Fund’s return during the reporting period, amid foreign investor outflows, elevated valuations, and concerns over earnings growth, while geopolitical tensions and higher oil prices added to market volatility.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI AC Asia ex Japan Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,331	$10,248	$10,337
Sep 16	$10,493	$10,380	$10,505
Oct 16	$10,330	$10,405	$10,346
Nov 16	$10,028	$9,926	$10,048
Dec 16	$9,820	$9,948	$9,842
Jan 17	$10,423	$10,492	$10,452
Feb 17	$10,770	$10,813	$10,806
Mar 17	$11,114	$11,086	$11,159
Apr 17	$11,350	$11,329	$11,402
May 17	$11,832	$11,664	$11,898
Jun 17	$12,013	$11,781	$12,087
Jul 17	$12,641	$12,484	$12,733
Aug 17	$12,801	$12,762	$12,903
Sep 17	$12,777	$12,711	$12,888
Oct 17	$13,366	$13,157	$13,496
Nov 17	$13,441	$13,184	$13,581
Dec 17	$13,799	$13,657	$13,948
Jan 18	$14,834	$14,795	$15,003
Feb 18	$14,086	$14,113	$14,256
Mar 18	$13,853	$13,831	$14,017
Apr 18	$13,961	$13,789	$14,140
May 18	$13,779	$13,300	$13,953
Jun 18	$13,110	$12,748	$13,284
Jul 18	$13,212	$13,028	$13,395
Aug 18	$13,067	$12,676	$13,259
Sep 18	$12,887	$12,608	$13,075
Oct 18	$11,487	$11,510	$11,657
Nov 18	$12,088	$11,985	$12,276
Dec 18	$11,755	$11,667	$11,943
Jan 19	$12,608	$12,689	$12,816
Feb 19	$12,859	$12,717	$13,084
Mar 19	$13,071	$12,824	$13,308
Apr 19	$13,311	$13,094	$13,561
May 19	$12,172	$12,144	$12,405
Jun 19	$12,970	$12,902	$13,221
Jul 19	$12,736	$12,744	$12,987
Aug 19	$12,173	$12,123	$12,419
Sep 19	$12,368	$12,354	$12,626
Oct 19	$12,920	$12,875	$13,200
Nov 19	$12,940	$12,857	$13,233
Dec 19	$13,800	$13,817	$14,113
Jan 20	$13,176	$13,172	$13,486
Feb 20	$12,798	$12,478	$13,098
Mar 20	$11,247	$10,556	$11,519
Apr 20	$12,145	$11,523	$12,552
May 20	$12,100	$11,611	$12,406
Jun 20	$13,104	$12,465	$13,444
Jul 20	$14,204	$13,579	$14,587
Aug 20	$14,695	$13,879	$15,104
Sep 20	$14,466	$13,656	$14,877
Oct 20	$14,854	$13,937	$15,293
Nov 20	$16,031	$15,226	$16,522
Dec 20	$17,093	$16,346	$17,644
Jan 21	$17,784	$16,847	$18,364
Feb 21	$17,979	$16,976	$18,593
Mar 21	$17,527	$16,719	$18,121
Apr 21	$17,950	$17,136	$18,570
May 21	$17,979	$17,332	$18,606
Jun 21	$18,119	$17,563	$18,774
Jul 21	$16,744	$16,381	$17,367
Aug 21	$17,029	$16,810	$17,764
Sep 21	$16,297	$16,142	$17,022
Oct 21	$16,520	$16,301	$17,253
Nov 21	$15,867	$15,637	$16,585
Dec 21	$16,087	$15,930	$16,812
Jan 22	$15,875	$15,629	$16,290
Feb 22	$15,308	$15,162	$15,908
Mar 22	$14,645	$14,819	$15,468
Apr 22	$13,856	$13,995	$14,670
May 22	$14,034	$14,057	$14,737
Jun 22	$13,528	$13,122	$14,075
Jul 22	$13,310	$13,090	$13,905
Aug 22	$13,185	$13,145	$13,904
Sep 22	$11,534	$11,604	$12,128
Oct 22	$10,854	$11,243	$11,389
Nov 22	$13,066	$12,911	$13,530
Dec 22	$12,840	$12,730	$13,505
Jan 23	$13,996	$13,735	$14,614
Feb 23	$12,969	$12,844	$13,617
Mar 23	$13,445	$13,233	$14,091
Apr 23	$13,204	$13,083	$13,798
May 23	$12,869	$12,864	$13,546
Jun 23	$13,256	$13,352	$13,914
Jul 23	$14,061	$14,183	$14,766
Aug 23	$13,092	$13,309	$13,819
Sep 23	$12,711	$12,961	$13,448
Oct 23	$12,259	$12,458	$12,928
Nov 23	$13,045	$13,455	$13,827
Dec 23	$13,475	$13,981	$14,313
Jan 24	$12,747	$13,332	$13,532
Feb 24	$13,429	$13,966	$14,290
Mar 24	$13,752	$14,273	$14,607
Apr 24	$13,824	$14,376	$14,835
May 24	$14,198	$14,457	$15,066
Jun 24	$14,666	$15,027	$15,707
Jul 24	$14,708	$15,072	$15,687
Aug 24	$14,886	$15,315	$15,993
Sep 24	$15,970	$16,338	$17,341
Oct 24	$15,343	$15,611	$16,544
Nov 24	$15,026	$15,051	$16,001
Dec 24	$14,887	$15,030	$16,024
Jan 25	$15,020	$15,298	$16,144
Feb 25	$15,219	$15,373	$16,311
Mar 25	$15,311	$15,470	$16,315
Apr 25	$15,285	$15,673	$16,436
May 25	$16,014	$16,342	$17,300
Jun 25	$17,099	$17,324	$18,349
Jul 25	$17,431	$17,662	$18,818
Aug 25	$17,778	$17,889	$19,025
Sep 25	$18,934	$19,168	$20,322
Oct 25	$19,698	$19,969	$21,236
Nov 25	$19,226	$19,492	$20,632
Dec 25	$19,664	$20,075	$21,194
Jan 26	$21,128	$21,852	$22,931
Feb 26	$22,365	$23,053	$24,277
Mar 26	$20,068	$20,042	$20,944
Apr 26	$22,924	$22,990	$24,357
May 26	$25,035	$25,217	$27,096
Jun 26	$25,231	$24,862	$26,747
Jul 26	$23,610	$24,098	$25,883

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
35.45%	7.11%	8.97%
MSCI Emerging Markets Index (Net)...
36.44	8.03	9.19
MSCI AC Asia ex Japan Index (Net)...
37.54	8.31	9.98

Key Fund statistics

Table Summary
Net Assets...
$3,715,554,756
Number of Portfolio Holdings...
944
Net Investment Advisory Fees...
$23,894,751
Portfolio Turnover Rate...
22%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
44.8%
Financials...
18.3
Consumer Discretionary...
9.3
Industrials...
7.4
Communication Services...
6.7
Materials...
3.2
Health Care...
2.8
Energy...
2.2
Consumer Staples...
2.1
Utilities...
1.7
Real Estate...
1.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
29.7%
China...
24.1
South Korea...
22.0
India...
13.2
Hong Kong...
4.0
Singapore...
3.8
Thailand...
1.1
Malaysia...
1.1
Indonesia...
0.6
Philippines...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI All Country Asia ex Japan ETF

Annual Shareholder Report — July 31, 2026

AAXJ-07/26-AR

iShares MSCI Europe Financials ETF

EUFN | NASDAQ

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI Europe Financials ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Financials ETF	$58	0.49%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 35.75%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI Europe Financials Index (Net) returned 34.60%.

What contributed to performance?

During the reporting period, stocks in the United Kingdom were the largest contributors to the Fund’s return. Notably, diversified banks in the financials sector benefited from resilient profitability and strong capital positions. While interest rates were lowered by the Bank of England during the reporting period, they remained elevated enough to support bank margins and lending income. Spanish financials stocks were supported by strong domestic economic growth, loan strength, and resilient profitability, which helped offset pressure on net interest margins (the difference between the interest banks earn on loans and the interest they pay on deposits). Italian financials stocks also contributed, helped by strong profitability, resilient lending, and sector consolidation, while as elevated interest rates continued to support bank margins and lending income.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Europe Financials Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,570	$10,063	$10,575
Sep 16	$10,509	$10,187	$10,521
Oct 16	$10,876	$10,041	$10,898
Nov 16	$11,029	$9,809	$11,052
Dec 16	$11,696	$10,060	$11,725
Jan 17	$12,072	$10,416	$12,109
Feb 17	$11,831	$10,582	$11,871
Mar 17	$12,509	$10,850	$12,553
Apr 17	$13,100	$11,082	$13,141
May 17	$13,507	$11,442	$13,537
Jun 17	$13,794	$11,477	$13,833
Jul 17	$14,628	$11,901	$14,677
Aug 17	$14,293	$11,963	$14,347
Sep 17	$14,824	$12,185	$14,881
Oct 17	$14,622	$12,415	$14,687
Nov 17	$14,691	$12,515	$14,762
Dec 17	$14,873	$12,795	$14,951
Jan 18	$16,132	$13,508	$16,227
Feb 18	$15,324	$12,871	$15,416
Mar 18	$14,650	$12,643	$14,730
Apr 18	$15,013	$12,845	$15,096
May 18	$13,613	$12,549	$13,659
Jun 18	$13,460	$12,313	$13,514
Jul 18	$14,016	$12,607	$14,077
Aug 18	$13,229	$12,344	$13,291
Sep 18	$13,460	$12,400	$13,527
Oct 18	$12,269	$11,391	$12,333
Nov 18	$12,176	$11,499	$12,247
Dec 18	$11,425	$10,979	$11,493
Jan 19	$12,131	$11,808	$12,210
Feb 19	$12,649	$12,039	$12,739
Mar 19	$12,219	$12,111	$12,298
Apr 19	$13,133	$12,431	$13,221
May 19	$12,098	$11,763	$12,144
Jun 19	$12,729	$12,472	$12,782
Jul 19	$12,260	$12,321	$12,318
Aug 19	$11,470	$11,940	$11,526
Sep 19	$12,309	$12,247	$12,382
Oct 19	$12,841	$12,675	$12,922
Nov 19	$13,016	$12,787	$13,097
Dec 19	$13,716	$13,340	$13,807
Jan 20	$13,116	$12,982	$13,213
Feb 20	$11,838	$11,956	$11,928
Mar 20	$8,958	$10,225	$9,027
Apr 20	$9,283	$10,999	$9,340
May 20	$9,452	$11,359	$9,502
Jun 20	$10,174	$11,873	$10,226
Jul 20	$10,346	$12,402	$10,403
Aug 20	$10,874	$12,933	$10,937
Sep 20	$9,838	$12,615	$9,900
Oct 20	$9,446	$12,344	$9,517
Nov 20	$12,153	$14,004	$12,252
Dec 20	$12,591	$14,761	$12,696
Jan 21	$12,153	$14,793	$12,255
Feb 21	$13,481	$15,086	$13,602
Mar 21	$13,804	$15,277	$13,927
Apr 21	$14,356	$15,727	$14,478
May 21	$15,138	$16,219	$15,231
Jun 21	$14,313	$16,113	$14,394
Jul 21	$14,379	$15,848	$14,511
Aug 21	$14,686	$16,149	$14,826
Sep 21	$14,386	$15,632	$14,592
Oct 21	$15,345	$16,005	$15,503
Nov 21	$14,152	$15,284	$14,229
Dec 21	$15,012	$15,916	$15,172
Jan 22	$15,550	$15,330	$15,540
Feb 22	$14,079	$15,026	$14,313
Mar 22	$14,114	$15,050	$14,412
Apr 22	$12,977	$14,105	$13,249
May 22	$13,661	$14,206	$13,712
Jun 22	$12,248	$12,984	$12,249
Jul 22	$12,377	$13,429	$12,389
Aug 22	$11,836	$12,997	$11,970
Sep 22	$10,849	$11,698	$11,034
Oct 22	$11,817	$12,048	$11,919
Nov 22	$13,642	$13,470	$13,497
Dec 22	$13,692	$13,369	$13,802
Jan 23	$15,498	$14,453	$15,536
Feb 23	$15,562	$13,946	$15,760
Mar 23	$14,611	$14,287	$14,716
Apr 23	$15,416	$14,535	$15,505
May 23	$14,680	$14,006	$14,639
Jun 23	$15,568	$14,635	$15,594
Jul 23	$16,330	$15,230	$16,432
Aug 23	$15,607	$14,542	$15,710
Sep 23	$15,341	$14,083	$15,508
Oct 23	$14,762	$13,502	$14,777
Nov 23	$16,389	$14,717	$16,490
Dec 23	$17,276	$15,457	$17,361
Jan 24	$16,993	$15,303	$17,255
Feb 24	$17,464	$15,691	$17,570
Mar 24	$18,717	$16,181	$18,841
Apr 24	$18,283	$15,891	$18,474
May 24	$19,900	$16,352	$19,868
Jun 24	$18,971	$16,336	$19,062
Jul 24	$19,880	$16,714	$19,961
Aug 24	$20,627	$17,190	$20,698
Sep 24	$21,101	$17,654	$21,226
Oct 24	$20,443	$16,787	$20,515
Nov 24	$20,360	$16,636	$20,457
Dec 24	$20,285	$16,312	$20,404
Jan 25	$21,929	$16,969	$22,200
Feb 25	$23,882	$17,205	$24,002
Mar 25	$24,741	$17,166	$24,755
Apr 25	$26,027	$17,786	$26,151
May 25	$27,575	$18,600	$27,696
Jun 25	$28,242	$19,232	$28,290
Jul 25	$28,574	$19,176	$28,897
Aug 25	$29,830	$19,842	$30,012
Sep 25	$30,658	$20,557	$30,732
Oct 25	$30,205	$20,972	$30,384
Nov 25	$31,188	$20,967	$31,400
Dec 25	$33,517	$21,595	$33,862
Jan 26	$34,598	$22,887	$34,942
Feb 26	$34,290	$24,036	$34,663
Mar 26	$31,450	$21,443	$31,071
Apr 26	$34,218	$23,512	$34,334
May 26	$34,951	$24,696	$35,245
Jun 26	$36,277	$24,551	$36,491
Jul 26	$38,790	$24,635	$38,895

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
35.75%	21.96%	14.52%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI Europe Financials Index (Net)...
34.60	21.80	14.55

Key Fund statistics

Table Summary
Net Assets...
$4,203,178,446
Number of Portfolio Holdings...
88
Net Investment Advisory Fees...
$19,833,735
Portfolio Turnover Rate...
8%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Banks...
59.2%
Insurance...
23.4
Capital Markets...
12.5
Financial Services...
4.9
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
24.6%
Spain...
12.2
Germany...
12.1
Switzerland...
11.6
Italy...
10.7
France...
8.4
Sweden...
7.1
Netherlands...
5.9
Austria...
1.7
Belgium...
1.5
OtherFootnote Reference(b)...
4.2
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Europe Financials ETF

Annual Shareholder Report — July 31, 2026

EUFN-07/26-AR

iShares MSCI Europe Small-Cap ETF

IEUS | NASDAQ

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI Europe Small-Cap ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Small-Cap ETF	$44	0.41%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 13.87%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI Europe Small Cap Index (Net) returned 12.74%.

What contributed to performance?

Small-cap stocks in the United Kingdom contributed the most to the Fund’s return during the reporting period. Notably, diversified banks in the financials sector benefited from resilient profitability and strong capital positions. While interest rates were lowered by the Bank of England during the reporting period, they remained elevated enough to support bank margins and lending income. Capital goods stocks in the industrials sector also contributed, including machinery companies and trading distribution companies. In Norway, small-cap energy stocks benefited from strong offshore activity, robust project awards and backlogs, and continued investment in subsea oil and gas development. Italian small-cap stocks also contributed, particularly in the utilities and information technology sectors.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Europe Small Cap Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,114	$10,063	$10,112
Sep 16	$10,309	$10,187	$10,304
Oct 16	$9,800	$10,041	$9,793
Nov 16	$9,591	$9,809	$9,587
Dec 16	$10,003	$10,060	$9,997
Jan 17	$10,339	$10,416	$10,335
Feb 17	$10,492	$10,582	$10,493
Mar 17	$10,842	$10,850	$10,842
Apr 17	$11,573	$11,082	$11,573
May 17	$12,074	$11,442	$12,072
Jun 17	$11,944	$11,477	$11,943
Jul 17	$12,474	$11,901	$12,477
Aug 17	$12,495	$11,963	$12,506
Sep 17	$12,986	$12,185	$12,997
Oct 17	$13,062	$12,415	$13,074
Nov 17	$13,122	$12,515	$13,135
Dec 17	$13,531	$12,795	$13,547
Jan 18	$14,308	$13,508	$14,328
Feb 18	$13,604	$12,871	$13,624
Mar 18	$13,482	$12,643	$13,503
Apr 18	$13,798	$12,845	$13,812
May 18	$13,555	$12,549	$13,567
Jun 18	$13,409	$12,313	$13,419
Jul 18	$13,616	$12,607	$13,628
Aug 18	$13,466	$12,344	$13,478
Sep 18	$13,193	$12,400	$13,202
Oct 18	$11,892	$11,391	$11,901
Nov 18	$11,479	$11,499	$11,485
Dec 18	$10,849	$10,979	$10,851
Jan 19	$11,862	$11,808	$11,872
Feb 19	$12,167	$12,039	$12,179
Mar 19	$12,160	$12,111	$12,172
Apr 19	$12,699	$12,431	$12,711
May 19	$11,895	$11,763	$11,896
Jun 19	$12,508	$12,472	$12,512
Jul 19	$12,210	$12,321	$12,214
Aug 19	$11,874	$11,940	$11,876
Sep 19	$12,168	$12,247	$12,172
Oct 19	$12,757	$12,675	$12,767
Nov 19	$13,182	$12,787	$13,197
Dec 19	$13,985	$13,340	$14,005
Jan 20	$13,568	$12,982	$13,589
Feb 20	$12,365	$11,956	$12,385
Mar 20	$9,723	$10,225	$9,739
Apr 20	$10,811	$10,999	$10,827
May 20	$11,545	$11,359	$11,562
Jun 20	$11,813	$11,873	$11,829
Jul 20	$12,574	$12,402	$12,592
Aug 20	$13,435	$12,933	$13,461
Sep 20	$13,088	$12,615	$13,120
Oct 20	$12,429	$12,344	$12,459
Nov 20	$14,692	$14,004	$14,731
Dec 20	$15,921	$14,761	$15,965
Jan 21	$15,870	$14,793	$15,917
Feb 21	$16,464	$15,086	$16,517
Mar 21	$16,762	$15,277	$16,816
Apr 21	$17,807	$15,727	$17,864
May 21	$18,412	$16,219	$18,464
Jun 21	$17,824	$16,113	$17,867
Jul 21	$18,453	$15,848	$18,523
Aug 21	$19,012	$16,149	$19,080
Sep 21	$17,772	$15,632	$17,900
Oct 21	$18,425	$16,005	$18,506
Nov 21	$17,440	$15,284	$17,425
Dec 21	$18,268	$15,916	$18,374
Jan 22	$16,954	$15,330	$16,890
Feb 22	$16,083	$15,026	$16,257
Mar 22	$15,975	$15,050	$16,218
Apr 22	$14,874	$14,105	$15,085
May 22	$15,029	$14,206	$15,058
Jun 22	$12,987	$12,984	$12,962
Jul 22	$13,905	$13,429	$13,886
Aug 22	$12,650	$12,997	$12,746
Sep 22	$10,943	$11,698	$11,059
Oct 22	$11,880	$12,048	$11,940
Nov 22	$13,463	$13,470	$13,226
Dec 22	$13,346	$13,369	$13,363
Jan 23	$14,639	$14,453	$14,612
Feb 23	$14,540	$13,946	$14,661
Mar 23	$14,372	$14,287	$14,403
Apr 23	$14,853	$14,535	$14,869
May 23	$14,049	$14,006	$13,992
Jun 23	$14,433	$14,635	$14,438
Jul 23	$15,027	$15,230	$15,081
Aug 23	$14,363	$14,542	$14,411
Sep 23	$13,544	$14,083	$13,622
Oct 23	$12,825	$13,502	$12,798
Nov 23	$14,354	$14,717	$14,397
Dec 23	$15,566	$15,457	$15,594
Jan 24	$15,036	$15,303	$15,203
Feb 24	$15,118	$15,691	$15,152
Mar 24	$15,740	$16,181	$15,777
Apr 24	$15,369	$15,891	$15,492
May 24	$16,714	$16,352	$16,647
Jun 24	$15,847	$16,336	$15,885
Jul 24	$16,707	$16,714	$16,722
Aug 24	$17,023	$17,190	$17,050
Sep 24	$17,207	$17,654	$17,270
Oct 24	$16,071	$16,787	$16,038
Nov 24	$15,784	$16,636	$15,795
Dec 24	$15,401	$16,312	$15,444
Jan 25	$16,000	$16,969	$16,127
Feb 25	$16,203	$17,205	$16,231
Mar 25	$16,359	$17,166	$16,323
Apr 25	$17,460	$17,786	$17,491
May 25	$18,685	$18,600	$18,708
Jun 25	$19,562	$19,232	$19,514
Jul 25	$19,100	$19,176	$19,245
Aug 25	$19,504	$19,842	$19,541
Sep 25	$19,704	$20,557	$19,702
Oct 25	$19,506	$20,972	$19,566
Nov 25	$19,617	$20,967	$19,668
Dec 25	$20,251	$21,595	$20,381
Jan 26	$21,243	$22,887	$21,377
Feb 26	$21,632	$24,036	$21,717
Mar 26	$19,664	$21,443	$19,439
Apr 26	$21,270	$23,512	$21,263
May 26	$21,922	$24,696	$22,009
Jun 26	$20,883	$24,551	$20,914
Jul 26	$21,750	$24,635	$21,696

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
13.87%	3.34%	8.08%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI Europe Small Cap Index (Net)...
12.74	3.21	8.05

Key Fund statistics

Table Summary
Net Assets...
$180,159,588
Number of Portfolio Holdings...
849
Net Investment Advisory Fees...
$653,390
Portfolio Turnover Rate...
19%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
26.3%
Financials...
15.9
Consumer Discretionary...
11.4
Real Estate...
8.7
Materials...
8.5
Health Care...
7.0
Information Technology...
7.0
Energy...
5.1
Communication Services...
4.4
Consumer Staples...
3.6
Utilities...
2.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
29.7%
Sweden...
11.0
Switzerland...
9.7
France...
8.9
Germany...
8.6
Italy...
5.9
Norway...
5.4
Denmark...
4.3
Belgium...
3.5
Netherlands...
3.4
OtherFootnote Reference(b)...
9.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Europe Small-Cap ETF

Annual Shareholder Report — July 31, 2026

IEUS-07/26-AR

iShares MSCI Kokusai ETF

TOK | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI Kokusai ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kokusai ETF	$28	0.25%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 20.08%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the MSCI Kokusai Index (Net) returned 19.75%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. Further, technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by AI-related data growth. An interactive media and services company in the communication sector gained amid resilient digital advertising demand, continued growth in cloud computing, and expanding monetization of AI across search and other platforms.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI Kokusai Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,011	$10,034	$10,005
Sep 16	$10,056	$10,095	$10,048
Oct 16	$9,831	$9,924	$9,822
Nov 16	$10,013	$9,999	$10,001
Dec 16	$10,267	$10,216	$10,255
Jan 17	$10,502	$10,494	$10,489
Feb 17	$10,812	$10,789	$10,797
Mar 17	$10,944	$10,921	$10,927
Apr 17	$11,113	$11,091	$11,093
May 17	$11,346	$11,336	$11,318
Jun 17	$11,383	$11,387	$11,355
Jul 17	$11,662	$11,706	$11,630
Aug 17	$11,685	$11,751	$11,649
Sep 17	$11,950	$11,978	$11,914
Oct 17	$12,143	$12,226	$12,108
Nov 17	$12,401	$12,463	$12,361
Dec 17	$12,578	$12,664	$12,536
Jan 18	$13,252	$13,379	$13,206
Feb 18	$12,671	$12,817	$12,625
Mar 18	$12,397	$12,533	$12,349
Apr 18	$12,547	$12,662	$12,497
May 18	$12,652	$12,678	$12,595
Jun 18	$12,676	$12,609	$12,619
Jul 18	$13,106	$12,989	$13,046
Aug 18	$13,282	$13,092	$13,220
Sep 18	$13,327	$13,148	$13,263
Oct 18	$12,365	$12,163	$12,303
Nov 18	$12,518	$12,341	$12,451
Dec 18	$11,557	$11,472	$11,494
Jan 19	$12,470	$12,378	$12,407
Feb 19	$12,884	$12,709	$12,815
Mar 19	$13,066	$12,868	$12,992
Apr 19	$13,557	$13,303	$13,477
May 19	$12,761	$12,514	$12,678
Jun 19	$13,636	$13,334	$13,546
Jul 19	$13,706	$13,373	$13,618
Aug 19	$13,418	$13,055	$13,327
Sep 19	$13,682	$13,330	$13,588
Oct 19	$14,003	$13,695	$13,905
Nov 19	$14,425	$14,029	$14,321
Dec 19	$14,869	$14,523	$14,762
Jan 20	$14,788	$14,363	$14,682
Feb 20	$13,549	$13,203	$13,450
Mar 20	$11,686	$11,420	$11,598
Apr 20	$13,022	$12,644	$12,925
May 20	$13,648	$13,194	$13,537
Jun 20	$14,045	$13,615	$13,927
Jul 20	$14,794	$14,335	$14,670
Aug 20	$15,773	$15,213	$15,639
Sep 20	$15,172	$14,722	$15,043
Oct 20	$14,688	$14,364	$14,563
Nov 20	$16,576	$16,135	$16,429
Dec 20	$17,281	$16,884	$17,127
Jan 21	$17,110	$16,807	$16,957
Feb 21	$17,565	$17,196	$17,406
Mar 21	$18,190	$17,656	$18,018
Apr 21	$19,129	$18,427	$18,947
May 21	$19,426	$18,706	$19,234
Jun 21	$19,727	$18,961	$19,531
Jul 21	$20,121	$19,092	$19,924
Aug 21	$20,613	$19,569	$20,412
Sep 21	$19,635	$18,761	$19,465
Oct 21	$20,908	$19,719	$20,700
Nov 21	$20,474	$19,244	$20,251
Dec 21	$21,359	$20,013	$21,149
Jan 22	$20,284	$19,031	$20,027
Feb 22	$19,687	$18,539	$19,502
Mar 22	$20,250	$18,941	$20,080
Apr 22	$18,564	$17,425	$18,418
May 22	$18,644	$17,445	$18,414
Jun 22	$17,039	$15,975	$16,809
Jul 22	$18,418	$17,090	$18,169
Aug 22	$17,587	$16,461	$17,390
Sep 22	$15,953	$14,885	$15,786
Oct 22	$17,174	$15,783	$16,962
Nov 22	$18,458	$17,008	$18,113
Dec 22	$17,547	$16,338	$17,292
Jan 23	$18,819	$17,510	$18,525
Feb 23	$18,338	$17,008	$18,098
Mar 23	$18,926	$17,532	$18,646
Apr 23	$19,280	$17,784	$18,990
May 23	$19,078	$17,593	$18,766
Jun 23	$20,242	$18,615	$19,925
Jul 23	$20,906	$19,296	$20,599
Aug 23	$20,411	$18,757	$20,107
Sep 23	$19,497	$17,981	$19,211
Oct 23	$19,052	$17,441	$18,674
Nov 23	$20,833	$19,051	$20,434
Dec 23	$21,870	$19,966	$21,445
Jan 24	$22,041	$20,083	$21,655
Feb 24	$23,045	$20,944	$22,591
Mar 24	$23,792	$21,602	$23,320
Apr 24	$22,892	$20,889	$22,471
May 24	$24,038	$21,738	$23,520
Jun 24	$24,529	$22,222	$24,038
Jul 24	$24,919	$22,580	$24,404
Aug 24	$25,611	$23,154	$25,081
Sep 24	$26,105	$23,692	$25,577
Oct 24	$25,644	$23,160	$25,099
Nov 24	$26,872	$24,026	$26,308
Dec 24	$26,129	$23,457	$25,589
Jan 25	$27,047	$24,245	$26,521
Feb 25	$26,911	$24,099	$26,339
Mar 25	$25,675	$23,147	$25,100
Apr 25	$25,817	$23,363	$25,261
May 25	$27,383	$24,705	$26,784
Jun 25	$28,629	$25,815	$27,981
Jul 25	$28,973	$26,165	$28,385
Aug 25	$29,702	$26,811	$29,056
Sep 25	$30,693	$27,783	$30,004
Oct 25	$31,261	$28,404	$30,580
Nov 25	$31,369	$28,401	$30,684
Dec 25	$31,608	$28,697	$30,937
Jan 26	$32,229	$29,548	$31,552
Feb 26	$32,338	$29,928	$31,633
Mar 26	$30,525	$27,779	$29,743
Apr 26	$33,377	$30,604	$32,604
May 26	$34,843	$32,184	$34,080
Jun 26	$34,608	$31,926	$33,827
Jul 26	$34,791	$31,950	$33,990

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.08%	11.57%	13.28%
MSCI All Country World Index (Net)...
22.11	10.85	12.32
MSCI Kokusai Index (Net)...
19.75	11.27	13.01

Key Fund statistics

Table Summary
Net Assets...
$249,803,924
Number of Portfolio Holdings...
1,120
Net Investment Advisory Fees...
$585,290
Portfolio Turnover Rate...
3%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
29.4%
Financials...
16.7
Industrials...
10.7
Health Care...
9.4
Consumer Discretionary...
8.6
Communication Services...
8.3
Consumer Staples...
5.2
Energy...
4.2
Materials...
3.2
Utilities...
2.6
Real Estate...
1.7
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
76.2%
United Kingdom...
3.8
Canada...
3.6
France...
2.6
Switzerland...
2.5
Germany...
2.4
Australia...
1.8
Netherlands...
1.4
Spain...
1.1
Sweden...
1.0
OtherFootnote Reference(b)...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Kokusai ETF

Annual Shareholder Report — July 31, 2026

TOK-07/26-AR

iShares ESG Optimized MSCI USA Min Vol Factor ETF

ESMV | NASDAQ

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares ESG Optimized MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Optimized MSCI USA Min Vol Factor ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 9.02%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index returned 9.17%.

What contributed to performance?

Pharmaceutical companies in the healthcare sector contributed the most to the Fund’s return during the reporting period. These firms benefited from strong demand for GLP-1 therapies targeting obesity and diabetes, alongside continued innovation in oncology and immunology. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity also supported investor sentiment across the biotechnology subsector. Managed healthcare names were also positive, supported by improving medical-cost trends, stronger profitability, and better-than-expected earnings, as insurers made progress managing costs and adjusting pricing. Semiconductors and semiconductor equipment stocks in the information technology sector benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 2, 2021 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Oct 21	$10,000	$10,000	$10,000
Nov 21	$9,781	$9,846	$9,779
Dec 21	$10,399	$10,235	$10,404
Jan 22	$9,693	$9,655	$9,696
Feb 22	$9,354	$9,372	$9,360
Mar 22	$9,772	$9,702	$9,781
Apr 22	$9,217	$8,822	$9,226
May 22	$9,203	$8,803	$9,213
Jun 22	$8,796	$8,074	$8,806
Jul 22	$9,317	$8,828	$9,329
Aug 22	$9,023	$8,482	$9,035
Sep 22	$8,330	$7,695	$8,339
Oct 22	$9,024	$8,306	$9,037
Nov 22	$9,581	$8,758	$9,597
Dec 22	$9,226	$8,243	$9,242
Jan 23	$9,463	$8,785	$9,482
Feb 23	$9,112	$8,576	$9,130
Mar 23	$9,430	$8,880	$9,450
Apr 23	$9,565	$8,993	$9,587
May 23	$9,236	$9,051	$9,258
Jun 23	$9,736	$9,655	$9,763
Jul 23	$9,901	$9,987	$9,930
Aug 23	$9,796	$9,819	$9,826
Sep 23	$9,408	$9,359	$9,438
Oct 23	$9,288	$9,143	$9,320
Nov 23	$10,015	$10,005	$9,983
Dec 23	$10,343	$10,477	$10,312
Jan 24	$10,480	$10,640	$10,451
Feb 24	$10,724	$11,211	$10,696
Mar 24	$11,051	$11,567	$11,025
Apr 24	$10,619	$11,090	$10,594
May 24	$10,854	$11,620	$10,831
Jun 24	$11,015	$12,035	$10,993
Jul 24	$11,426	$12,186	$11,405
Aug 24	$11,896	$12,480	$11,876
Sep 24	$12,036	$12,749	$12,018
Oct 24	$11,824	$12,655	$11,808
Nov 24	$12,508	$13,447	$12,494
Dec 24	$11,709	$13,104	$11,695
Jan 25	$12,053	$13,503	$12,040
Feb 25	$12,272	$13,291	$12,262
Mar 25	$12,091	$12,513	$12,084
Apr 25	$11,927	$12,449	$11,922
May 25	$12,119	$13,252	$12,115
Jun 25	$12,263	$13,934	$12,260
Jul 25	$12,130	$14,253	$12,128
Aug 25	$12,311	$14,533	$12,309
Sep 25	$12,415	$15,066	$12,415
Oct 25	$12,235	$15,424	$12,235
Nov 25	$12,385	$15,429	$12,388
Dec 25	$12,329	$15,430	$12,335
Jan 26	$12,460	$15,630	$12,467
Feb 26	$12,796	$15,492	$12,806
Mar 26	$12,112	$14,733	$12,123
Apr 26	$12,585	$16,280	$12,595
May 26	$12,971	$17,137	$12,982
Jun 26	$13,103	$16,984	$13,116
Jul 26	$13,224	$16,974	$13,241

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
9.02%	6.07%
MSCI USA Index...
19.09	11.80
MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index...
9.17	6.10

Key Fund statistics

Table Summary
Net Assets...
$7,679,998
Number of Portfolio Holdings...
157
Net Investment Advisory Fees...
$13,361
Portfolio Turnover Rate...
25%

The inception date of the Fund was November 2, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.6%
Health Care...
14.2
Financials...
12.2
Consumer Staples...
8.5
Industrials...
8.3
Communication Services...
5.6
Consumer Discretionary...
5.0
Utilities...
4.9
Energy...
4.1
Materials...
2.8
Real Estate...
2.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Palo Alto Networks, Inc...
2.0%
Travelers Companies, Inc. (The)...
1.8
Microsoft Corp...
1.6
Applied Materials, Inc...
1.6
Welltower, Inc...
1.6
Merck & Co., Inc...
1.6
ServiceNow, Inc...
1.5
Cisco Systems, Inc...
1.5
Vertex Pharmaceuticals, Inc...
1.4
Verizon Communications, Inc...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Optimized MSCI USA Min Vol Factor ETF

Annual Shareholder Report — July 31, 2026

ESMV-07/26-AR

iShares MSCI USA Min Vol Factor ETF

USMV | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Min Vol Factor ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 7.31%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Minimum Volatility Index returned 7.47%.

What contributed to performance?

Pharmaceutical companies in the healthcare sector contributed the most to the Fund’s return during the reporting period. The segment benefited from strong demand for GLP-1 therapies targeting obesity and diabetes, alongside continued innovation in oncology and immunology. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity also supported investor sentiment across the biotechnology subsector. In the financials sector, U.S. insurance companies benefited from strong underwriting performance, lower catastrophe losses, and resilient investment income.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that artificial intelligence tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Minimum Volatility Index
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,804	$10,015	$9,805
Sep 16	$9,738	$10,026	$9,741
Oct 16	$9,466	$9,836	$9,468
Nov 16	$9,526	$10,191	$9,528
Dec 16	$9,752	$10,381	$9,756
Jan 17	$9,879	$10,596	$9,885
Feb 17	$10,326	$11,013	$10,335
Mar 17	$10,336	$11,029	$10,347
Apr 17	$10,486	$11,148	$10,497
May 17	$10,700	$11,300	$10,715
Jun 17	$10,656	$11,371	$10,673
Jul 17	$10,870	$11,602	$10,888
Aug 17	$10,959	$11,640	$10,978
Sep 17	$11,016	$11,878	$11,037
Oct 17	$11,228	$12,150	$11,250
Nov 17	$11,578	$12,519	$11,603
Dec 17	$11,602	$12,655	$11,626
Jan 18	$12,006	$13,382	$12,035
Feb 18	$11,501	$12,890	$11,528
Mar 18	$11,471	$12,576	$11,502
Apr 18	$11,478	$12,626	$11,510
May 18	$11,604	$12,934	$11,637
Jun 18	$11,798	$13,022	$11,832
Jul 18	$12,191	$13,490	$12,230
Aug 18	$12,567	$13,936	$12,607
Sep 18	$12,721	$14,000	$12,765
Oct 18	$12,208	$13,028	$12,252
Nov 18	$12,661	$13,282	$12,709
Dec 18	$11,759	$12,086	$11,807
Jan 19	$12,437	$13,079	$12,487
Feb 19	$12,906	$13,517	$12,960
Mar 19	$13,252	$13,767	$13,307
Apr 19	$13,540	$14,319	$13,600
May 19	$13,319	$13,414	$13,382
Jun 19	$13,988	$14,356	$14,057
Jul 19	$14,217	$14,578	$14,287
Aug 19	$14,452	$14,324	$14,525
Sep 19	$14,581	$14,579	$14,658
Oct 19	$14,556	$14,897	$14,633
Nov 19	$14,747	$15,457	$14,827
Dec 19	$15,024	$15,910	$15,108
Jan 20	$15,372	$15,941	$15,460
Feb 20	$14,125	$14,641	$14,207
Mar 20	$12,440	$12,784	$12,517
Apr 20	$13,596	$14,466	$13,681
May 20	$14,188	$15,218	$14,278
Jun 20	$14,039	$15,565	$14,127
Jul 20	$14,669	$16,489	$14,764
Aug 20	$15,090	$17,727	$15,188
Sep 20	$14,843	$17,066	$14,942
Oct 20	$14,331	$16,622	$14,429
Nov 20	$15,506	$18,545	$15,614
Dec 20	$15,866	$19,310	$15,978
Jan 21	$15,441	$19,131	$15,550
Feb 21	$15,380	$19,630	$15,491
Mar 21	$16,228	$20,369	$16,347
Apr 21	$16,885	$21,477	$17,010
May 21	$17,021	$21,581	$17,152
Jun 21	$17,327	$22,181	$17,465
Jul 21	$17,929	$22,706	$18,075
Aug 21	$18,275	$23,376	$18,427
Sep 21	$17,366	$22,272	$17,511
Oct 21	$18,314	$23,826	$18,469
Nov 21	$17,950	$23,586	$18,104
Dec 21	$19,166	$24,518	$19,334
Jan 22	$18,033	$23,130	$18,194
Feb 22	$17,481	$22,452	$17,639
Mar 22	$18,438	$23,242	$18,607
Apr 22	$17,466	$21,135	$17,629
May 22	$17,462	$21,088	$17,627
Jun 22	$16,743	$19,343	$16,905
Jul 22	$17,597	$21,147	$17,769
Aug 22	$17,057	$20,318	$17,226
Sep 22	$15,831	$18,434	$15,991
Oct 22	$17,066	$19,897	$17,241
Nov 22	$18,050	$20,980	$18,238
Dec 22	$17,374	$19,746	$17,558
Jan 23	$17,630	$21,046	$17,817
Feb 23	$17,023	$20,543	$17,205
Mar 23	$17,595	$21,273	$17,786
Apr 23	$17,857	$21,543	$18,053
May 23	$17,277	$21,683	$17,467
Jun 23	$18,054	$23,129	$18,257
Jul 23	$18,297	$23,925	$18,504
Aug 23	$18,193	$23,522	$18,402
Sep 23	$17,677	$22,419	$17,883
Oct 23	$17,522	$21,903	$17,731
Nov 23	$18,644	$23,968	$18,768
Dec 23	$19,147	$25,097	$19,276
Jan 24	$19,577	$25,488	$19,711
Feb 24	$19,985	$26,856	$20,124
Mar 24	$20,613	$27,710	$20,759
Apr 24	$19,849	$26,567	$19,992
May 24	$20,404	$27,835	$20,553
Jun 24	$20,768	$28,831	$20,922
Jul 24	$21,541	$29,193	$21,704
Aug 24	$22,602	$29,897	$22,777
Sep 24	$22,699	$30,540	$22,877
Oct 24	$22,369	$30,314	$22,546
Nov 24	$23,492	$32,212	$23,681
Dec 24	$22,179	$31,392	$22,359
Jan 25	$22,973	$32,348	$23,163
Feb 25	$23,613	$31,838	$23,812
Mar 25	$23,466	$29,976	$23,670
Apr 25	$23,186	$29,822	$23,390
May 25	$23,444	$31,747	$23,651
Jun 25	$23,607	$33,380	$23,818
Jul 25	$23,298	$34,144	$23,507
Aug 25	$23,695	$34,814	$23,910
Sep 25	$24,016	$36,092	$24,237
Oct 25	$23,530	$36,949	$23,747
Nov 25	$24,069	$36,960	$24,295
Dec 25	$23,883	$36,964	$24,113
Jan 26	$24,089	$37,442	$24,323
Feb 26	$24,803	$37,112	$25,048
Mar 26	$23,598	$35,294	$23,835
Apr 26	$24,084	$38,998	$24,325
May 26	$24,575	$41,052	$24,824
Jun 26	$24,627	$40,686	$24,881
Jul 26	$25,001	$40,663	$25,262

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
7.31%	6.88%	9.60%
MSCI USA Index...
19.09	12.36	15.06
MSCI USA Minimum Volatility Index...
7.47	6.93	9.71

Key Fund statistics

Table Summary
Net Assets...
$23,621,568,665
Number of Portfolio Holdings...
169
Net Investment Advisory Fees...
$34,536,257
Portfolio Turnover Rate...
22%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.8%
Health Care...
13.4
Financials...
12.7
Consumer Staples...
9.4
Industrials...
7.0
Utilities...
6.9
Communication Services...
5.8
Consumer Discretionary...
5.4
Energy...
2.9
Real Estate...
2.6
Materials...
2.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
1.6%
Amphenol Corp., Class A...
1.6
Welltower, Inc...
1.6
Chubb Ltd...
1.5
Johnson & Johnson...
1.5
Berkshire Hathaway, Inc., Class B...
1.5
Cisco Systems, Inc...
1.5
Vertex Pharmaceuticals, Inc...
1.5
Duke Energy Corp...
1.4
Southern Co. (The)...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Min Vol Factor ETF

Annual Shareholder Report — July 31, 2026

USMV-07/26-AR

iShares Breakthrough Environmental Solutions ETF

ETEC | NASDAQ

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Breakthrough Environmental Solutions ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Breakthrough Environmental Solutions ETF	$53	0.47%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 24.96%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the Morningstar Global Emerging Green Technologies Select Index (Net) returned 25.36%.

What contributed to performance?

Japanese industrials stocks were the leading contributors to the Fund’s performance during the reporting period. Notably, electrical equipment companies were supported by heavy global demand for factory automation, semiconductor fabrication equipment, and artificial intelligence (“AI”) related infrastructure data center spending. In the United States, consumer discretionary stocks contributed. A global automotive supplier for combustion, hybrid, and electric vehicles benefited after expanding into hybrid and data center power markets. Semiconductors and semiconductor equipment companies were supported by increased demand for AI infrastructure and automotive electrification, as well as favorable domestic trade policies. Further, a Chinese electrical components and equipment company gained amid surging power requirements for AI data centers and green grid projects.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 28, 2023 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	Morningstar Global Emerging Green Technologies Select Index (Net)
Feb 23	$10,000	$10,000	$10,000
Mar 23	$10,497	$10,321	$10,504
Apr 23	$9,798	$10,470	$9,818
May 23	$9,617	$10,358	$9,634
Jun 23	$10,283	$10,959	$10,288
Jul 23	$10,854	$11,360	$10,919
Aug 23	$9,725	$11,043	$9,814
Sep 23	$8,955	$10,586	$9,019
Oct 23	$7,995	$10,268	$8,019
Nov 23	$8,878	$11,216	$8,949
Dec 23	$9,689	$11,754	$9,767
Jan 24	$8,266	$11,823	$8,363
Feb 24	$8,821	$12,330	$8,859
Mar 24	$9,030	$12,718	$9,119
Apr 24	$8,694	$12,298	$8,809
May 24	$9,195	$12,797	$9,237
Jun 24	$8,431	$13,082	$8,516
Jul 24	$8,715	$13,293	$8,783
Aug 24	$8,569	$13,631	$8,650
Sep 24	$9,487	$13,948	$9,648
Oct 24	$8,598	$13,635	$8,730
Nov 24	$8,345	$14,145	$8,374
Dec 24	$7,975	$13,810	$8,079
Jan 25	$8,092	$14,273	$8,189
Feb 25	$8,098	$14,187	$8,141
Mar 25	$7,834	$13,627	$7,884
Apr 25	$7,566	$13,754	$7,645
May 25	$8,223	$14,545	$8,327
Jun 25	$8,636	$15,197	$8,726
Jul 25	$8,853	$15,404	$8,983
Aug 25	$9,930	$15,784	$10,084
Sep 25	$10,258	$16,356	$10,385
Oct 25	$10,753	$16,722	$10,893
Nov 25	$10,346	$16,720	$10,459
Dec 25	$10,484	$16,895	$10,632
Jan 26	$11,115	$17,395	$11,297
Feb 26	$11,606	$17,619	$11,798
Mar 26	$11,286	$16,354	$11,256
Apr 26	$12,219	$18,017	$12,320
May 26	$13,334	$18,947	$13,526
Jun 26	$12,909	$18,795	$13,033
Jul 26	$11,063	$18,809	$11,260

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
24.96%	3.06%
MSCI All Country World Index (Net)...
22.11	20.81
Morningstar Global Emerging Green Technologies Select Index (Net)...
25.36	3.62

Key Fund statistics

Table Summary
Net Assets...
$4,189,736
Number of Portfolio Holdings...
50
Net Investment Advisory Fees...
$19,884
Portfolio Turnover Rate...
52%

The inception date of the Fund was March 28, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
28.6%
Electrical Equipment...
25.3
Machinery...
19.0
Automobiles...
15.8
Automobile Components...
6.8
Chemicals...
3.6
Electronic Equipment, Instruments & Components...
0.9
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
39.6%
China...
32.2
Japan...
16.0
Finland...
3.6
Denmark...
3.2
Germany...
3.0
South Korea...
1.7
Taiwan...
0.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Breakthrough Environmental Solutions ETF

Annual Shareholder Report — July 31, 2026

ETEC-07/26-AR

iShares Cybersecurity and Tech ETF

IHAK | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Cybersecurity and Tech ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Cybersecurity and Tech ETF	$51	0.47%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 19.00%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the NYSE FactSet Global Cyber Security Index (Net) returned 19.31%.

What contributed to performance?

In the United States, information technology stocks contributed the most to the Fund’s return, most notably systems software firms that provide threat prevention services. These companies gained amid aggressive enterprise platform consolidation strategies and surging demand for artificial intelligence security integrations. Also gaining was a biometrics-based identity technology company, supported by an expanded user base, customer retention, operational efficiencies, and favorable macro environmental tailwinds. A Taiwanese communications equipment company in the information technology sector benefited from growing demand for its high-speed, open-networking hardware.

What detracted from performance?

Japanese software companies detracted from the Fund’s return during the reporting period amid softer macroeconomic conditions and budget cuts among midsize enterprise clients. In Israel, a global cybersecurity company was pressured by weak performance in its security appliance segment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 11, 2019 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	NYSE FactSet Global Cyber Security Index (Net)
May 19	$10,000	$10,000	$10,000
Jun 19	$10,273	$10,197	$10,272
Jul 19	$10,658	$10,227	$10,666
Aug 19	$10,048	$9,985	$10,054
Sep 19	$9,904	$10,195	$9,911
Oct 19	$10,365	$10,474	$10,373
Nov 19	$10,963	$10,729	$10,972
Dec 19	$10,800	$11,107	$10,813
Jan 20	$11,315	$10,985	$11,336
Feb 20	$10,389	$10,097	$10,412
Mar 20	$9,953	$8,734	$9,977
Apr 20	$11,126	$9,670	$11,159
May 20	$12,544	$10,090	$12,587
Jun 20	$12,582	$10,413	$12,624
Jul 20	$13,625	$10,963	$13,677
Aug 20	$13,989	$11,635	$14,047
Sep 20	$13,253	$11,259	$13,312
Oct 20	$12,432	$10,985	$12,485
Nov 20	$14,009	$12,340	$14,075
Dec 20	$16,325	$12,913	$16,425
Jan 21	$16,596	$12,854	$16,702
Feb 21	$15,879	$13,152	$15,981
Mar 21	$15,446	$13,503	$15,541
Apr 21	$16,450	$14,093	$16,556
May 21	$16,450	$14,306	$16,583
Jun 21	$17,467	$14,501	$17,633
Jul 21	$17,770	$14,601	$17,938
Aug 21	$18,625	$14,967	$18,820
Sep 21	$17,588	$14,349	$17,794
Oct 21	$19,026	$15,081	$19,225
Nov 21	$18,224	$14,718	$18,413
Dec 21	$18,156	$15,306	$18,339
Jan 22	$16,450	$14,555	$16,561
Feb 22	$16,919	$14,179	$17,092
Mar 22	$17,355	$14,486	$17,563
Apr 22	$15,826	$13,326	$16,006
May 22	$15,231	$13,342	$15,396
Jun 22	$14,293	$12,217	$14,442
Jul 22	$14,975	$13,070	$15,128
Aug 22	$15,109	$12,589	$15,307
Sep 22	$13,845	$11,384	$14,026
Oct 22	$14,667	$12,071	$14,853
Nov 22	$14,229	$13,007	$14,355
Dec 22	$13,483	$12,495	$13,665
Jan 23	$13,954	$13,391	$14,135
Feb 23	$14,097	$13,007	$14,301
Mar 23	$14,852	$13,408	$15,044
Apr 23	$13,688	$13,601	$13,870
May 23	$15,191	$13,455	$15,405
Jun 23	$15,418	$14,237	$15,635
Jul 23	$16,108	$14,758	$16,341
Aug 23	$16,207	$14,345	$16,462
Sep 23	$15,716	$13,752	$15,969
Oct 23	$15,079	$13,339	$15,302
Nov 23	$17,066	$14,570	$17,124
Dec 23	$18,530	$15,270	$18,544
Jan 24	$18,873	$15,359	$18,921
Feb 24	$19,835	$16,018	$19,852
Mar 24	$19,131	$16,521	$19,153
Apr 24	$18,061	$15,976	$18,115
May 24	$17,938	$16,625	$17,955
Jun 24	$18,778	$16,995	$18,824
Jul 24	$19,125	$17,269	$19,164
Aug 24	$19,910	$17,708	$19,957
Sep 24	$19,954	$18,119	$20,020
Oct 24	$19,916	$17,713	$20,020
Nov 24	$20,612	$18,375	$20,678
Dec 24	$19,948	$17,940	$20,054
Jan 25	$20,785	$18,543	$20,918
Feb 25	$19,920	$18,431	$20,029
Mar 25	$19,260	$17,703	$19,328
Apr 25	$20,262	$17,868	$20,362
May 25	$20,856	$18,895	$20,985
Jun 25	$21,753	$19,743	$21,861
Jul 25	$20,852	$20,011	$20,997
Aug 25	$21,325	$20,505	$21,465
Sep 25	$21,464	$21,248	$21,579
Oct 25	$21,210	$21,723	$21,359
Nov 25	$20,158	$21,721	$20,283
Dec 25	$19,736	$21,948	$19,879
Jan 26	$18,955	$22,598	$19,112
Feb 26	$17,802	$22,889	$17,962
Mar 26	$17,885	$21,245	$17,939
Apr 26	$19,301	$23,406	$19,411
May 26	$23,692	$24,614	$23,917
Jun 26	$24,867	$24,417	$25,068
Jul 26	$24,815	$24,435	$25,052

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
19.00%	6.91%	13.58%
MSCI All Country World Index (Net)...
22.11	10.85	13.34
NYSE FactSet Global Cyber Security Index (Net)...
19.31	6.91	13.73

Key Fund statistics

Table Summary
Net Assets...
$1,017,415,675
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$4,017,638
Portfolio Turnover Rate...
32%

The inception date of the Fund was June 11, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Software...
70.8%
Professional Services...
12.0
IT Services...
11.1
Communications Equipment...
6.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
75.7%
Israel...
5.7
Japan...
4.1
Canada...
3.5
Taiwan...
3.1
Denmark...
3.0
United Kingdom...
2.1
Germany...
1.6
Malaysia...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., ICE Data Indices, LLC and their respective affiliates, nor does these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Cybersecurity and Tech ETF

Annual Shareholder Report — July 31, 2026

IHAK-07/26-AR

iShares Energy Storage & Materials ETF

IBAT | NASDAQ

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Energy Storage & Materials ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Energy Storage & Materials ETF	$62	0.47%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 63.31%.

  For the same period, the STOXX Global Total Market Index (Net) returned 22.45% and the STOXX Global Energy Storage and Materials Index (Net) returned 63.95%.

What contributed to performance?

The information technology sector in Japan was the largest contributor to the Fund’s return during the reporting period. Specifically, an electronic component manufacturer benefited from surging artificial intelligence (“AI”) server demand, automotive electronics expansion, and a rebound in the global smartphone market. In the industrials sector, growth in capital goods companies was fueled by strong demand for AI data center infrastructure, including high-density optical cables and power components. The industrials sector in the United States was also a meaningful contributor, notably a heavy electrical equipment maker. The company, which makes clean fuel cells that generate electricity on-site, witnessed a surge in its business due to the extensive and immediate needs of AI data centers.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 19, 2024 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	STOXX Global Total Market Index (Net)	STOXX Global Energy Storage and Materials Index (Net)
Feb 24	$10,000	$10,000	$10,000
Mar 24	$10,206	$10,163	$10,217
Apr 24	$9,566	$9,814	$9,637
May 24	$9,732	$10,217	$9,712
Jun 24	$9,417	$10,407	$9,435
Jul 24	$9,648	$10,626	$9,657
Aug 24	$9,867	$10,877	$9,871
Sep 24	$10,393	$11,084	$10,433
Oct 24	$9,428	$10,835	$9,502
Nov 24	$9,494	$11,271	$9,481
Dec 24	$8,853	$10,962	$8,932
Jan 25	$8,949	$11,320	$9,013
Feb 25	$8,895	$11,186	$8,882
Mar 25	$8,556	$10,749	$8,530
Apr 25	$8,264	$10,874	$8,305
May 25	$8,478	$11,514	$8,540
Jun 25	$8,951	$12,033	$8,957
Jul 25	$9,597	$12,185	$9,682
Aug 25	$10,325	$12,516	$10,403
Sep 25	$11,499	$12,912	$11,519
Oct 25	$13,006	$13,193	$13,087
Nov 25	$12,239	$13,225	$12,259
Dec 25	$11,722	$13,369	$11,760
Jan 26	$13,194	$13,790	$13,283
Feb 26	$14,687	$14,044	$14,778
Mar 26	$13,909	$13,005	$13,626
Apr 26	$17,609	$14,336	$17,601
May 26	$19,490	$15,074	$19,524
Jun 26	$18,488	$14,983	$18,424
Jul 26	$15,673	$14,920	$15,873

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
63.31%	20.88%
STOXX Global Total Market Index (Net)...
22.45	18.42
STOXX Global Energy Storage and Materials Index (Net)...
63.95	21.56

Key Fund statistics

Table Summary
Net Assets...
$68,556,338
Number of Portfolio Holdings...
86
Net Investment Advisory Fees...
$163,220
Portfolio Turnover Rate...
67%

The inception date of the Fund was March 19, 2024.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Materials...
40.3%
Industrials...
34.6
Information Technology...
23.1
Consumer Discretionary...
2.0
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
28.5%
Japan...
27.8
South Korea...
11.2
France...
11.2
China...
9.5
Germany...
7.2
Taiwan...
3.5
United Kingdom...
0.3
Belgium...
0.3
Norway...
0.2
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by STOXX Ltd. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Energy Storage & Materials ETF

Annual Shareholder Report — July 31, 2026

IBAT-07/26-AR

iShares Future Exponential Technologies ETF

XT | NASDAQ

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Future Exponential Technologies ETF (the “Fund”) (formerly known as iShares Exponential Technologies ETF) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Exponential Technologies ETF	$53	0.46%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 30.63%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the Morningstar Exponential Technologies Index (Net) returned 30.79%.

What contributed to performance?

During the reporting period, U.S. semiconductors and semiconductor equipment stocks in the information technology sector were the leading contributors to the Fund’s return. Makers of high-performance artificial intelligence (“AI”) chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. Technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by AI-related data growth. In the healthcare sector, the pharmaceuticals subsector benefited from strong demand for GLP-1 therapies targeting obesity and diabetes, alongside continued innovation in oncology and immunology. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity further supported investor sentiment across the biotechnology subsector.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	Morningstar Exponential Technologies Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,008	$10,034	$10,009
Sep 16	$10,158	$10,095	$10,164
Oct 16	$9,730	$9,924	$9,735
Nov 16	$10,119	$9,999	$10,121
Dec 16	$10,369	$10,216	$10,379
Jan 17	$10,810	$10,494	$10,821
Feb 17	$11,268	$10,789	$11,294
Mar 17	$11,508	$10,921	$11,534
Apr 17	$11,787	$11,091	$11,812
May 17	$12,283	$11,336	$12,309
Jun 17	$12,355	$11,387	$12,381
Jul 17	$12,780	$11,706	$12,806
Aug 17	$13,089	$11,751	$13,124
Sep 17	$13,377	$11,978	$13,414
Oct 17	$13,627	$12,226	$13,683
Nov 17	$13,819	$12,463	$13,876
Dec 17	$13,863	$12,664	$13,933
Jan 18	$14,823	$13,379	$14,900
Feb 18	$14,435	$12,817	$14,507
Mar 18	$14,196	$12,533	$14,265
Apr 18	$14,098	$12,662	$14,182
May 18	$14,349	$12,678	$14,437
Jun 18	$14,290	$12,609	$14,376
Jul 18	$14,886	$12,989	$14,977
Aug 18	$15,304	$13,092	$15,404
Sep 18	$15,300	$13,148	$15,409
Oct 18	$13,888	$12,163	$13,981
Nov 18	$14,354	$12,341	$14,455
Dec 18	$13,222	$11,472	$13,318
Jan 19	$14,349	$12,378	$14,460
Feb 19	$14,865	$12,709	$14,980
Mar 19	$15,091	$12,868	$15,210
Apr 19	$15,507	$13,303	$15,632
May 19	$14,317	$12,514	$14,427
Jun 19	$15,469	$13,334	$15,589
Jul 19	$15,581	$13,373	$15,712
Aug 19	$15,188	$13,055	$15,316
Sep 19	$15,497	$13,330	$15,628
Oct 19	$16,033	$13,695	$16,178
Nov 19	$16,739	$14,029	$16,891
Dec 19	$17,254	$14,523	$17,418
Jan 20	$17,181	$14,363	$17,346
Feb 20	$16,221	$13,203	$16,378
Mar 20	$14,389	$11,420	$14,534
Apr 20	$16,217	$12,644	$16,394
May 20	$17,334	$13,194	$17,513
Jun 20	$18,049	$13,615	$18,239
Jul 20	$19,173	$14,335	$19,384
Aug 20	$20,203	$15,213	$20,431
Sep 20	$19,729	$14,722	$19,956
Oct 20	$19,376	$14,364	$19,606
Nov 20	$22,005	$16,135	$22,270
Dec 20	$23,337	$16,884	$23,630
Jan 21	$23,753	$16,807	$24,075
Feb 21	$23,891	$17,196	$24,215
Mar 21	$24,062	$17,656	$24,399
Apr 21	$24,974	$18,427	$25,328
May 21	$25,113	$18,706	$25,477
Jun 21	$25,844	$18,961	$26,223
Jul 21	$26,138	$19,092	$26,531
Aug 21	$26,932	$19,569	$27,365
Sep 21	$25,635	$18,761	$26,092
Oct 21	$26,588	$19,719	$27,020
Nov 21	$26,445	$19,244	$26,871
Dec 21	$27,143	$20,013	$27,620
Jan 22	$24,436	$19,031	$24,692
Feb 22	$23,791	$18,539	$24,160
Mar 22	$24,209	$18,941	$24,720
Apr 22	$21,512	$17,425	$21,972
May 22	$21,382	$17,445	$21,748
Jun 22	$19,789	$15,975	$20,109
Jul 22	$21,457	$17,090	$21,884
Aug 22	$20,401	$16,461	$20,919
Sep 22	$18,428	$14,885	$18,893
Oct 22	$19,405	$15,783	$19,866
Nov 22	$21,124	$17,008	$21,417
Dec 22	$19,608	$16,338	$20,073
Jan 23	$21,900	$17,510	$22,364
Feb 23	$21,054	$17,008	$21,584
Mar 23	$21,827	$17,532	$22,329
Apr 23	$21,043	$17,784	$21,527
May 23	$22,097	$17,593	$22,596
Jun 23	$23,078	$18,615	$23,589
Jul 23	$24,258	$19,296	$24,851
Aug 23	$22,960	$18,757	$23,537
Sep 23	$21,653	$17,981	$22,203
Oct 23	$20,320	$17,441	$20,775
Nov 23	$23,078	$19,051	$23,616
Dec 23	$24,919	$19,966	$25,514
Jan 24	$23,713	$20,083	$24,362
Feb 24	$24,864	$20,944	$25,460
Mar 24	$24,811	$21,602	$25,425
Apr 24	$23,216	$20,889	$23,869
May 24	$24,189	$21,738	$24,759
Jun 24	$24,495	$22,222	$25,143
Jul 24	$24,705	$22,580	$25,355
Aug 24	$24,962	$23,154	$25,637
Sep 24	$25,430	$23,692	$26,178
Oct 24	$24,495	$23,160	$25,221
Nov 24	$25,670	$24,026	$26,344
Dec 24	$24,993	$23,457	$25,752
Jan 25	$25,984	$24,245	$26,801
Feb 25	$25,656	$24,099	$26,335
Mar 25	$24,062	$23,147	$24,660
Apr 25	$24,254	$23,363	$24,962
May 25	$25,687	$24,705	$26,455
Jun 25	$27,398	$25,815	$28,162
Jul 25	$27,686	$26,165	$28,566
Aug 25	$28,634	$26,811	$29,464
Sep 25	$30,229	$27,783	$31,063
Oct 25	$31,569	$28,404	$32,484
Nov 25	$31,240	$28,401	$32,134
Dec 25	$31,533	$28,697	$32,511
Jan 26	$32,734	$29,548	$33,771
Feb 26	$32,790	$29,928	$33,815
Mar 26	$30,802	$27,779	$31,490
Apr 26	$34,567	$30,604	$35,543
May 26	$37,926	$32,184	$39,092
Jun 26	$37,549	$31,926	$38,615
Jul 26	$36,166	$31,950	$37,362

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
30.63%	6.71%	13.72%
MSCI All Country World Index (Net)...
22.11	10.85	12.32
Morningstar Exponential Technologies Index (Net)...
30.79	7.09	14.09

Key Fund statistics

Table Summary
Net Assets...
$3,816,124,258
Number of Portfolio Holdings...
199
Net Investment Advisory Fees...
$16,756,814
Portfolio Turnover Rate...
83%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
42.0%
Health Care...
28.1
Industrials...
9.0
Consumer Discretionary...
7.1
Communication Services...
4.3
Utilities...
4.0
Financials...
4.0
Materials...
1.5
Real Estate...
0.0Footnote Reference(b)
Energy...
0.0Footnote Reference(b)
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
71.2%
United Kingdom...
3.8
Japan...
3.6
Switzerland...
3.5
Germany...
3.2
China...
3.1
Taiwan...
2.3
France...
2.1
South Korea...
1.5
Spain...
1.4
OtherFootnote Reference(c)...
4.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective September 22, 2025, the name of the Fund was changed from iShares Exponential Technologies ETF to iShares Future Exponential Technologies ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Future Exponential Technologies ETF

Annual Shareholder Report — July 31, 2026

XT-07/26-AR

iShares Genomics Immunology and Healthcare ETF

IDNA | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Genomics Immunology and Healthcare ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Genomics Immunology and Healthcare ETF	$60	0.47%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 54.25%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the NYSE FactSet Global Genomics and Immuno Biopharma Index (Net) returned 53.76%.

What contributed to performance?

During the reporting period, the U.S. biotechnology sector contributed the most to the Fund’s return. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity, as well as robust clinical trials, and innovative developments, supported investor sentiment across the biotechnology subsector. This positive momentum was further amplified by a stabilizing regulatory environment for drug approvals, easing macroeconomic headwinds, and a wave of positive late-stage clinical data also contributed to the sector’s performance.

What detracted from performance?

A precision cancer testing company modestly detracted from the Fund’s return due to its lofty valuation following its initial public offering, compounded by reimbursement pressures for its diagnostic tests.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 11, 2019 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	NYSE FactSet Global Genomics and Immuno Biopharma Index (Net)
May 19	$10,000	$10,000	$10,000
Jun 19	$11,092	$10,197	$11,074
Jul 19	$11,288	$10,227	$11,264
Aug 19	$10,531	$9,985	$10,508
Sep 19	$9,996	$10,195	$9,978
Oct 19	$10,581	$10,474	$10,571
Nov 19	$11,889	$10,729	$11,878
Dec 19	$12,297	$11,107	$12,282
Jan 20	$11,510	$10,985	$11,495
Feb 20	$11,988	$10,097	$11,966
Mar 20	$11,015	$8,734	$10,981
Apr 20	$13,022	$9,670	$12,978
May 20	$14,799	$10,090	$14,755
Jun 20	$15,634	$10,413	$15,588
Jul 20	$15,399	$10,963	$15,358
Aug 20	$15,787	$11,635	$15,748
Sep 20	$16,052	$11,259	$16,015
Oct 20	$15,622	$10,985	$15,584
Nov 20	$18,447	$12,340	$18,413
Dec 20	$18,998	$12,913	$18,960
Jan 21	$20,792	$12,854	$20,755
Feb 21	$19,399	$13,152	$19,368
Mar 21	$18,862	$13,503	$18,836
Apr 21	$19,808	$14,093	$19,804
May 21	$19,383	$14,306	$19,350
Jun 21	$21,501	$14,501	$21,514
Jul 21	$20,711	$14,601	$20,655
Aug 21	$22,258	$14,967	$22,240
Sep 21	$20,959	$14,349	$20,965
Oct 21	$20,479	$15,081	$20,494
Nov 21	$19,585	$14,718	$19,581
Dec 21	$18,238	$15,306	$18,252
Jan 22	$15,137	$14,555	$15,066
Feb 22	$14,510	$14,179	$14,537
Mar 22	$14,323	$14,486	$14,403
Apr 22	$12,405	$13,326	$12,464
May 22	$11,949	$13,342	$11,947
Jun 22	$12,113	$12,217	$12,101
Jul 22	$13,233	$13,070	$13,228
Aug 22	$12,390	$12,589	$12,409
Sep 22	$11,041	$11,384	$11,061
Oct 22	$11,383	$12,071	$11,378
Nov 22	$11,795	$13,007	$11,785
Dec 22	$10,559	$12,495	$10,607
Jan 23	$11,283	$13,391	$11,321
Feb 23	$10,073	$13,007	$10,124
Mar 23	$9,759	$13,408	$9,795
Apr 23	$9,822	$13,601	$9,872
May 23	$10,006	$13,455	$10,038
Jun 23	$9,787	$14,237	$9,834
Jul 23	$10,052	$14,758	$10,117
Aug 23	$9,452	$14,345	$9,517
Sep 23	$8,559	$13,752	$8,611
Oct 23	$7,605	$13,339	$7,641
Nov 23	$8,669	$14,570	$8,720
Dec 23	$9,740	$15,270	$9,811
Jan 24	$9,389	$15,359	$9,486
Feb 24	$10,217	$16,018	$10,316
Mar 24	$10,180	$16,521	$10,260
Apr 24	$9,538	$15,976	$9,623
May 24	$10,039	$16,625	$10,097
Jun 24	$9,836	$16,995	$9,903
Jul 24	$10,552	$17,269	$10,620
Aug 24	$10,613	$17,708	$10,681
Sep 24	$10,434	$18,119	$10,530
Oct 24	$10,262	$17,713	$10,323
Nov 24	$10,487	$18,375	$10,539
Dec 24	$9,644	$17,940	$9,700
Jan 25	$9,726	$18,543	$9,807
Feb 25	$9,608	$18,431	$9,658
Mar 25	$8,727	$17,703	$8,760
Apr 25	$8,997	$17,868	$9,048
May 25	$8,630	$18,895	$8,664
Jun 25	$8,831	$19,743	$8,864
Jul 25	$9,104	$20,011	$9,213
Aug 25	$9,512	$20,505	$9,567
Sep 25	$10,169	$21,248	$10,189
Oct 25	$10,908	$21,723	$10,979
Nov 25	$11,834	$21,721	$11,913
Dec 25	$11,319	$21,948	$11,430
Jan 26	$12,347	$22,598	$12,450
Feb 26	$13,434	$22,889	$13,539
Mar 26	$12,486	$21,245	$12,516
Apr 26	$12,730	$23,406	$12,837
May 26	$12,941	$24,614	$13,068
Jun 26	$14,614	$24,417	$14,748
Jul 26	$14,044	$24,435	$14,165

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
54.25%	(7.47)%	4.87%
MSCI All Country World Index (Net)...
22.11	10.85	13.34
NYSE FactSet Global Genomics and Immuno Biopharma Index (Net)...
53.76	(7.27)	5.00

Key Fund statistics

Table Summary
Net Assets...
$190,864,667
Number of Portfolio Holdings...
53
Net Investment Advisory Fees...
$676,240
Portfolio Turnover Rate...
52%

The inception date of the Fund was June 11, 2019.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Biotechnology...
64.4%
Pharmaceuticals...
32.3
Life Sciences Tools & Services...
3.3
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
61.3%
Germany...
8.6
France...
7.8
Japan...
6.0
Denmark...
4.2
Switzerland...
3.9
United Kingdom...
3.6
China...
2.3
Canada...
1.5
Iceland...
0.5
South Korea...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Genomics Immunology and Healthcare ETF

Annual Shareholder Report — July 31, 2026

IDNA-07/26-AR

iShares Neuroscience and Healthcare ETF

IBRN | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Neuroscience and Healthcare ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Neuroscience and Healthcare ETF	$61	0.47%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 58.35%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the NYSE FactSet Global Neuro Biopharma and MedTech Index (Net) returned 58.63%.

What contributed to performance?

During the reporting period, the U.S. biotechnology sector was the largest contributor to the Fund’s return, supported by deal activity, pivotal trial advancements, and a stabilizing regulatory environment. Notably, clinical trials demonstrated encouraging progress across several serious and rare disorders, with multiple pipeline programs benefiting from orphan drug designations. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines, benefiting both the biotechnology and pharmaceuticals segments. Pharmaceuticals were further bolstered by blockbuster commercial execution, particularly through surgin global sales of next-generation GLP-1 weight-loss treatments and oncology therapies.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 24, 2022 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	NYSE FactSet Global Neuro Biopharma and MedTech Index (Net)
Jul 22	$10,000	$10,000	$10,000
Aug 22	$9,551	$9,660	$9,554
Sep 22	$9,806	$8,735	$9,818
Oct 22	$9,983	$9,263	$10,002
Nov 22	$10,550	$9,981	$10,549
Dec 22	$10,296	$9,588	$10,308
Jan 23	$10,643	$10,276	$10,647
Feb 23	$9,915	$9,981	$9,927
Mar 23	$9,423	$10,289	$9,431
Apr 23	$9,789	$10,437	$9,795
May 23	$9,579	$10,325	$9,582
Jun 23	$9,608	$10,924	$9,616
Jul 23	$9,755	$11,324	$9,801
Aug 23	$9,126	$11,008	$9,140
Sep 23	$8,316	$10,553	$8,334
Oct 23	$7,672	$10,235	$7,683
Nov 23	$8,523	$11,180	$8,539
Dec 23	$10,398	$11,717	$10,427
Jan 24	$10,110	$11,786	$10,132
Feb 24	$10,190	$12,291	$10,199
Mar 24	$10,140	$12,678	$10,153
Apr 24	$9,322	$12,259	$9,342
May 24	$9,349	$12,757	$9,357
Jun 24	$9,327	$13,041	$9,345
Jul 24	$10,188	$13,251	$10,207
Aug 24	$10,273	$13,588	$10,293
Sep 24	$9,936	$13,904	$9,960
Oct 24	$10,589	$13,592	$10,614
Nov 24	$10,748	$14,100	$10,765
Dec 24	$10,121	$13,766	$10,151
Jan 25	$10,328	$14,228	$10,364
Feb 25	$9,906	$14,143	$9,950
Mar 25	$8,892	$13,584	$8,925
Apr 25	$9,017	$13,711	$9,059
May 25	$8,728	$14,499	$8,768
Jun 25	$8,710	$15,150	$8,745
Jul 25	$9,278	$15,355	$9,341
Aug 25	$9,937	$15,734	$9,990
Sep 25	$10,668	$16,305	$10,717
Oct 25	$11,990	$16,669	$12,063
Nov 25	$12,626	$16,667	$12,694
Dec 25	$12,981	$16,841	$13,066
Jan 26	$13,095	$17,340	$13,185
Feb 26	$12,910	$17,563	$12,997
Mar 26	$13,222	$16,302	$13,287
Apr 26	$13,859	$17,960	$13,957
May 26	$14,409	$18,887	$14,527
Jun 26	$15,630	$18,736	$15,757
Jul 26	$14,692	$18,750	$14,818

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
58.35%	10.27%
MSCI All Country World Index (Net)...
22.11	17.33
NYSE FactSet Global Neuro Biopharma and MedTech Index (Net)...
58.63	10.51

Key Fund statistics

Table Summary
Net Assets...
$5,485,534
Number of Portfolio Holdings...
70
Net Investment Advisory Fees...
$22,286
Portfolio Turnover Rate...
46%

The inception date of the Fund was August 24, 2022.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Biotechnology...
72.7%
Pharmaceuticals...
20.2
Health Care Equipment...
6.3
Technology Hardware, Storage & Peripherals...
0.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
82.4%
Netherlands...
3.9
South Korea...
2.4
Sweden...
2.4
Denmark...
1.8
Switzerland...
1.8
Australia...
1.5
China...
1.0
Japan...
0.8
France...
0.8
OtherFootnote Reference(b)...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Neuroscience and Healthcare ETF

Annual Shareholder Report — July 31, 2026

IBRN-07/26-AR

iShares Self-Driving EV and Tech ETF

IDRV | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Self-Driving EV and Tech ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Self-Driving EV and Tech ETF	$52	0.49%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 11.61%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net) returned 11.45%.

What contributed to performance?

South Korean equities were the leading contributors to the Fund’s performance during the reporting period. An electronic components manufacturer in the information technology sector benefited from an aggressive expansion into for artificial intelligence (“AI”) data centers , and increasing U.S. manufacturing incentives. In the auto and components subsector, a high-tech robotics and advanced auto parts maker gained amid a strategic push into robotics and physical AI, as well as strong global hybrid vehicle demand. In the United States, a global specialty chemicals company in the materials sector was supported by a rebound in lithium prices and robust global demand for electric vehicle batteries and grid-scale energy storage.

What detracted from performance?

Chinese automobile manufacturers detracted from the Fund’s return during the reporting period. Electric vehicle makers faced an intense price war, which led to aggressive discounting, shrinking profit margins, as well as slowing retail demand.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 16, 2019 through July 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net)
Mar 19	$10,000	$10,000	$10,000
Apr 19	$9,984	$10,055	$9,985
May 19	$8,610	$9,459	$8,599
Jun 19	$9,520	$10,078	$9,509
Jul 19	$9,560	$10,108	$9,552
Aug 19	$9,123	$9,868	$9,091
Sep 19	$9,572	$10,075	$9,563
Oct 19	$10,131	$10,351	$10,128
Nov 19	$10,437	$10,604	$10,434
Dec 19	$10,947	$10,977	$10,945
Jan 20	$10,795	$10,856	$10,796
Feb 20	$10,108	$9,979	$10,100
Mar 20	$8,370	$8,632	$8,351
Apr 20	$9,612	$9,557	$9,609
May 20	$10,395	$9,972	$10,393
Jun 20	$11,217	$10,291	$11,218
Jul 20	$11,941	$10,835	$11,947
Aug 20	$13,678	$11,499	$13,690
Sep 20	$13,405	$11,128	$13,419
Oct 20	$13,417	$10,857	$13,423
Nov 20	$16,124	$12,195	$16,139
Dec 20	$17,351	$12,761	$17,369
Jan 21	$17,932	$12,704	$17,951
Feb 21	$18,065	$12,998	$18,105
Mar 21	$18,529	$13,345	$18,568
Apr 21	$18,835	$13,928	$18,873
May 21	$19,332	$14,139	$19,379
Jun 21	$20,088	$14,332	$20,125
Jul 21	$20,213	$14,430	$20,243
Aug 21	$20,294	$14,792	$20,359
Sep 21	$19,436	$14,181	$19,558
Oct 21	$21,210	$14,904	$21,267
Nov 21	$22,141	$14,545	$22,213
Dec 21	$22,087	$15,127	$22,183
Jan 22	$20,406	$14,384	$20,330
Feb 22	$19,401	$14,013	$19,505
Mar 22	$18,922	$14,316	$19,120
Apr 22	$16,738	$13,171	$16,912
May 22	$17,232	$13,186	$17,284
Jun 22	$15,202	$12,074	$15,238
Jul 22	$16,870	$12,917	$16,885
Aug 22	$15,879	$12,442	$16,002
Sep 22	$13,782	$11,251	$13,888
Oct 22	$14,654	$11,930	$14,732
Nov 22	$16,229	$12,855	$16,119
Dec 22	$14,101	$12,349	$14,218
Jan 23	$17,178	$13,235	$17,176
Feb 23	$16,184	$12,855	$16,289
Mar 23	$16,020	$13,251	$16,057
Apr 23	$15,187	$13,442	$15,179
May 23	$15,337	$13,298	$15,332
Jun 23	$17,221	$14,070	$17,171
Jul 23	$19,261	$14,585	$19,345
Aug 23	$16,788	$14,178	$16,865
Sep 23	$15,706	$13,591	$15,704
Oct 23	$13,203	$13,183	$13,129
Nov 23	$14,129	$14,400	$14,120
Dec 23	$15,273	$15,091	$15,233
Jan 24	$12,755	$15,180	$12,755
Feb 24	$13,832	$15,831	$13,721
Mar 24	$13,455	$16,328	$13,397
Apr 24	$12,639	$15,789	$12,611
May 24	$13,229	$16,431	$13,018
Jun 24	$12,303	$16,796	$12,201
Jul 24	$12,680	$17,067	$12,532
Aug 24	$12,617	$17,501	$12,499
Sep 24	$13,726	$17,907	$13,767
Oct 24	$12,767	$17,506	$12,714
Nov 24	$12,729	$18,160	$12,493
Dec 24	$12,823	$17,730	$12,717
Jan 25	$13,065	$18,326	$12,932
Feb 25	$13,378	$18,215	$13,136
Mar 25	$12,804	$17,496	$12,564
Apr 25	$12,706	$17,659	$12,545
May 25	$13,163	$18,674	$13,002
Jun 25	$13,525	$19,512	$13,340
Jul 25	$14,421	$19,777	$14,244
Aug 25	$15,661	$20,265	$15,518
Sep 25	$16,242	$21,000	$16,013
Oct 25	$17,194	$21,469	$16,929
Nov 25	$16,806	$21,467	$16,564
Dec 25	$16,933	$21,691	$16,744
Jan 26	$17,140	$22,334	$17,034
Feb 26	$18,190	$22,621	$18,002
Mar 26	$17,079	$20,997	$16,468
Apr 26	$19,325	$23,132	$18,889
May 26	$20,047	$24,326	$19,773
Jun 26	$17,085	$24,131	$16,693
Jul 26	$16,095	$24,149	$15,876

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
11.61%	(4.45)%	6.74%
MSCI All Country World Index (Net)...
22.11	10.85	12.86
NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net)...
11.45	(4.74)	6.55

Key Fund statistics

Table Summary
Net Assets...
$132,992,889
Number of Portfolio Holdings...
57
Net Investment Advisory Fees...
$738,932
Portfolio Turnover Rate...
42%

The inception date of the Fund was April 16, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary...
63.1%
Industrials...
15.7
Materials...
13.2
Information Technology...
8.0
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
30.3%
China...
27.9
South Korea...
13.9
Germany...
11.2
Australia...
4.6
France...
4.0
Switzerland...
3.7
Japan...
2.1
Canada...
1.2
Sweden...
0.6
Taiwan...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Self-Driving EV and Tech ETF

Annual Shareholder Report — July 31, 2026

IDRV-07/26-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fifty-six series of the registrant for which the fiscal year-end is July 31, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $766,500 for the fiscal year ended July 31, 2025 and $767,350 for the fiscal year ended July 31, 2026.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2025 and July 31, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $543,200 for the fiscal year ended July 31, 2025 and $543,200 for the fiscal year ended July 31, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2025 and July 31, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $543,200 for the fiscal year ended July 31, 2025 and $543,200 for the fiscal year ended July 31, 2026.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca
iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX Exchange
iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca
iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ
iShares MSCI EAFE ETF | EFA | NYSE Arca
iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

Page
2

iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100 .1%
iShares MSCI ACWI ex U.S. ETF .............. 4,606,242 $ 346,619,636
a
Total Long-Term Investments — 100.1%
(Cost: $ 240,808,804 ) ................................ 346,619,636
Total Investments — 100.1%
(Cost: $ 240,808,804 ) ................................ 346,619,636
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (428,409)
Net Assets — 100.0% ................................. $ 346,191,227
(a)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ — $ 18,608
(b)
$ — $ (18,608) $ — $ — — $ 88,198
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(a)
..... 530,000 — (530,000)
(b)
— — — — 20,348 —
iShares MSCI ACWI
ex U.S. ETF .. 258,185,296 69,871,367 (47,598,134) 6,838,998 59,322,109 346,619,636 4,606,242 8,497,361 —
$ — $ 6,820,390 $ 59,322,109
$ 346,619,636
$ 8,605,907 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 19,690,000 USD 13,808,120 JPMorgan Chase Bank N.A. 08/05/26 $ 46,748
AUD 208,000 USD 143,917 UBS AG 08/05/26 2,442
BRL 3,381,088 USD 666,319 BNP Paribas SA 08/05/26 503
BRL 4,266,088 USD 835,038 Goldman Sachs & Co. 08/05/26 6,325
BRL 3,381,088 USD 665,646 HSBC Bank PLC 08/05/26 1,176
BRL 3,381,088 USD 665,688 JPMorgan Chase Bank N.A. 08/05/26 1,134
BRL 3,462,560 USD 682,547 Morgan Stanley & Co. International PLC 08/05/26 343
BRL 3,381,088 USD 666,159 State Street Bank & Trust Company 08/05/26 663
CAD 40,463,000 USD 28,855,698 Bank of America N.A. 08/05/26 9,516
CAD 263,000 USD 185,483 JPMorgan Chase Bank N.A. 08/05/26 2,134
CAD 435,000 USD 307,189 Morgan Stanley & Co. International PLC 08/05/26 3,129
CHF 15,975,000 USD 19,747,919 UBS AG 08/05/26 14,230
CNH 324,000 USD 47,820 Bank of America N.A. 08/05/26 166
CNH 194,000 USD 28,567 Barclays Bank PLC 08/05/26 165
DKK 148,000 USD 22,635 BNP Paribas SA 08/05/26 199

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
4
2026
iShares Annual Financial Statements and Additional Information
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
DKK 22,828,000 USD 3,508,340 HSBC Bank PLC 08/05/26 $ 13,598
DKK 252,000 USD 38,613 Morgan Stanley & Co. International PLC 08/05/26 266
EUR 64,957,000 USD 74,718,439 Deutsche Bank Securities, Inc. 08/05/26 189,651
EUR 422,000 USD 482,309 State Street Bank & Trust Company 08/05/26 4,340
EUR 703,000 USD 804,809 UBS AG 08/05/26 5,887
GBP 374,000 USD 499,463 JPMorgan Chase Bank N.A. 08/05/26 4,595
GBP 21,662,000 USD 29,127,765 UBS AG 08/05/26 67,159
HKD 163,103,000 USD 20,798,070 Bank of America N.A. 08/05/26 232
IDR 1,577,287,844 USD 87,527 Goldman Sachs & Co. 08/05/26 98
IDR 1,577,287,844 USD 87,481 HSBC Bank PLC 08/05/26 144
IDR 1,577,287,844 USD 87,492 JPMorgan Chase Bank N.A. 08/05/26 132
IDR 1,577,287,844 USD 87,478 Morgan Stanley & Co. International PLC 08/05/26 146
IDR 1,615,294,780 USD 89,573 Societe Generale 08/05/26 163
IDR 1,577,287,844 USD 87,497 State Street Bank & Trust Company 08/05/26 127
ILS 5,529,000 USD 1,807,468 HSBC Bank PLC 08/05/26 1,523
INR 207,886,946 USD 2,178,241 BNP Paribas SA 08/05/26 468
INR 13,493,000 USD 141,298 Goldman Sachs & Co. 08/05/26 112
INR 212,896,270 USD 2,230,460 HSBC Bank PLC 08/05/26 748
INR 207,886,946 USD 2,178,076 JPMorgan Chase Bank N.A. 08/05/26 632
INR 207,886,946 USD 2,177,944 Morgan Stanley & Co. International PLC 08/05/26 765
INR 207,886,946 USD 2,177,965 State Street Bank & Trust Company 08/05/26 744
JPY 51,064,000 USD 315,720 BNP Paribas SA 08/05/26 5,250
JPY 7,863,864,000 USD 49,123,710 Deutsche Bank Securities, Inc. 08/05/26 305,669
JPY 85,295,000 USD 530,895 JPMorgan Chase Bank N.A. 08/05/26 5,239
KRW 7,220,208,180 USD 5,025,620 BNP Paribas SA 08/05/26 29,702
KRW 8,387,594,180 USD 5,784,933 Goldman Sachs & Co. 08/05/26 87,750
KRW 7,220,208,180 USD 5,024,152 HSBC Bank PLC 08/05/26 31,171
KRW 7,394,189,100 USD 5,145,430 JPMorgan Chase Bank N.A. 08/05/26 31,707
KRW 7,220,208,180 USD 5,022,034 Morgan Stanley & Co. International PLC 08/05/26 33,289
KRW 7,220,208,180 USD 5,024,028 State Street Bank & Trust Company 08/05/26 31,294
MXN 372,000 USD 21,221 Bank of America N.A. 08/05/26 256
MXN 227,000 USD 12,933 Barclays Bank PLC 08/05/26 173
MXN 1,771,000 USD 101,069 BNP Paribas SA 08/05/26 1,177
MXN 34,897,000 USD 2,010,986 UBS AG 08/05/26 3,740
MYR 1,456,521 USD 355,857 Goldman Sachs & Co. 08/05/26 603
MYR 1,456,521 USD 356,170 Morgan Stanley & Co. International PLC 08/05/26 290
MYR 1,456,958 USD 356,442 State Street Bank & Trust Company 08/05/26 124
NOK 126,000 USD 12,791 Bank of America N.A. 08/05/26 504
NOK 11,848,000 USD 1,244,600 Barclays Bank PLC 08/05/26 5,502
NOK 77,000 USD 7,858 BNP Paribas SA 08/05/26 266
NOK 979,000 USD 98,889 JPMorgan Chase Bank N.A. 08/05/26 4,407
NZD 7,000 USD 3,993 Bank of America N.A. 08/05/26 130
NZD 4,000 USD 2,275 Citibank N.A. 08/05/26 81
NZD 649,000 USD 381,332 Goldman Sachs & Co. 08/05/26 973
SEK 534,000 USD 55,277 BNP Paribas SA 08/05/26 805
SEK 394,000 USD 40,732 Goldman Sachs & Co. 08/05/26 647
SEK 60,621,000 USD 6,339,537 HSBC Bank PLC 08/05/26 27,084
SEK 657,000 USD 68,054 Morgan Stanley & Co. International PLC 08/05/26 946
SGD 3,999,000 USD 3,114,353 Bank of America N.A. 08/05/26 4,121
SGD 26,000 USD 20,148 BNP Paribas SA 08/05/26 127
TRY 393,000 USD 8,205 BNP Paribas SA 08/05/26 58
TRY 231,000 USD 4,825 Citibank N.A. 08/05/26 32
TRY 81,000 USD 1,690 Goldman Sachs & Co. 08/05/26 13
TRY 21,191,000 USD 445,232 HSBC Bank PLC 08/05/26 317
USD 335,379 CHF 270,000 Barclays Bank PLC 08/05/26 1,371
USD 19,484,976 CHF 15,700,000 Deutsche Bank Securities, Inc. 08/05/26 63,021

iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
5
Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 218,605 CHF 176,000 JPMorgan Chase Bank N.A. 08/05/26 $ 881
USD 199,875 CLP 184,038,002 Goldman Sachs & Co. 08/05/26 1,930
USD 166,597 CLP 153,554,002 HSBC Bank PLC 08/05/26 1,440
USD 166,843 CLP 153,554,000 Morgan Stanley & Co. International PLC 08/05/26 1,686
USD 166,581 CLP 153,554,000 State Street Bank & Trust Company 08/05/26 1,424
USD 22,629,735 HKD 177,240,000 BNP Paribas SA 08/05/26 28,734
USD 351,725 HKD 2,754,000 Deutsche Bank Securities, Inc. 08/05/26 544
USD 54,086 HKD 424,000 Goldman Sachs & Co. 08/05/26 19
USD 498,011 HKD 3,901,000 HSBC Bank PLC 08/05/26 570
USD 172,598 IDR 3,099,607,750 Goldman Sachs & Co. 08/05/26 403
USD 170,544 IDR 3,062,587,750 HSBC Bank PLC 08/05/26 404
USD 170,432 IDR 3,062,587,750 Morgan Stanley & Co. International PLC 08/05/26 293
USD 170,456 IDR 3,062,587,750 State Street Bank & Trust Company 08/05/26 317
USD 104,628 ILS 312,000 BNP Paribas SA 08/05/26 2,547
USD 30,897 ILS 93,000 Goldman Sachs & Co. 08/05/26 469
USD 4,584 ILS 14,000 JPMorgan Chase Bank N.A. 08/05/26 4
USD 1,751,359 ILS 5,214,000 UBS AG 08/05/26 45,430
USD 3,300,591 INR 313,291,500 Goldman Sachs & Co. 08/05/26 17,215
USD 3,290,783 INR 312,384,500 HSBC Bank PLC 08/05/26 16,913
USD 3,291,099 INR 312,384,500 Morgan Stanley & Co. International PLC 08/05/26 17,228
USD 3,291,601 INR 312,384,500 State Street Bank & Trust Company 08/05/26 17,731
USD 600,959 MYR 2,451,500 Goldman Sachs & Co. 08/05/26 995
USD 575,159 MYR 2,345,500 State Street Bank & Trust Company 08/05/26 1,137
USD 35,342 THB 1,173,000 BNP Paribas SA 08/05/26 212
USD 1,141,505 THB 37,849,000 Deutsche Bank Securities, Inc. 08/05/26 7,962
USD 19,052 THB 636,000 State Street Bank & Trust Company 08/05/26 5
USD 9,395,768 TWD 299,884,750 Goldman Sachs & Co. 08/05/26 113,786
USD 7,556,148 TWD 240,383,752 HSBC Bank PLC 08/05/26 115,831
USD 7,529,286 TWD 240,383,750 Morgan Stanley & Co. International PLC 08/05/26 88,968
USD 7,528,461 TWD 240,383,752 State Street Bank & Trust Company 08/05/26 88,143
USD 9,982 ZAR 164,000 Bank of America N.A. 08/05/26 56
USD 3,575,994 ZAR 58,711,000 Barclays Bank PLC 08/05/26 22,584
USD 58,599 ZAR 959,000 Goldman Sachs & Co. 08/05/26 557
ZAR 56,813,000 USD 3,427,922 HSBC Bank PLC 08/05/26 10,614
CNH 2,613,000 USD 387,718 Deutsche Bank Securities, Inc. 09/03/26 53
EUR 683,000 USD 786,765 Morgan Stanley & Co. International PLC 09/03/26 1,773
ILS 15,000 USD 4,903 Morgan Stanley & Co. International PLC 09/03/26 9
JPY 220,878,000 USD 1,390,432 State Street Bank & Trust Company 09/03/26 1,042
MXN 711,000 USD 40,876 HSBC Bank PLC 09/03/26 72
NZD 9,000 USD 5,304 UBS AG 09/03/26 2
THB 526,000 USD 15,765 JPMorgan Chase Bank N.A. 09/03/26 24
TRY 486,000 USD 9,969 Citibank N.A. 09/03/26 2
TRY 387,000 USD 7,940 Goldman Sachs & Co. 09/03/26 —
USD 332,865 CAD 466,000 Societe Generale 09/03/26 22
USD 48,427 CHF 39,000 JPMorgan Chase Bank N.A. 09/03/26 29
USD 114,265 CLP 105,873,971 BNP Paribas SA 09/03/26 368
USD 114,223 CLP 105,873,971 Goldman Sachs & Co. 09/03/26 326
USD 114,258 CLP 105,873,971 HSBC Bank PLC 09/03/26 361
USD 114,253 CLP 105,873,971 JPMorgan Chase Bank N.A. 09/03/26 356
USD 114,258 CLP 105,873,971 Societe Generale 09/03/26 361
USD 138,124 CLP 128,041,149 State Street Bank & Trust Company 09/03/26 380
USD 4,443,082 CNH 29,929,000 UBS AG 09/03/26 1,598
USD 21,326 DKK 138,000 Morgan Stanley & Co. International PLC 09/03/26 3
USD 1,561,065 EUR 1,352,000 HSBC Bank PLC 09/03/26 151
USD 188,718 GBP 140,000 BNP Paribas SA 09/03/26 38
USD 2,216,219 HKD 17,360,000 Goldman Sachs & Co. 09/03/26 224

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
6
2026
iShares Annual Financial Statements and Additional Information
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 211,137 HKD 1,654,000 UBS AG 09/03/26 $ 5
USD 87,277 IDR 1,577,287,844 Goldman Sachs & Co. 09/03/26 42
USD 101,021 IDR 1,825,823,844 HSBC Bank PLC 09/03/26 40
USD 87,267 IDR 1,577,287,844 JPMorgan Chase Bank N.A. 09/03/26 32
USD 87,252 IDR 1,577,287,844 Morgan Stanley & Co. International PLC 09/03/26 17
USD 89,356 IDR 1,615,294,780 Societe Generale 09/03/26 19
USD 87,278 IDR 1,577,287,844 State Street Bank & Trust Company 09/03/26 43
USD 52,103 ILS 159,000 Morgan Stanley & Co. International PLC 09/03/26 35
USD 164,766 JPY 26,020,000 JPMorgan Chase Bank N.A. 09/03/26 847
USD 5,025,835 KRW 7,220,208,180 BNP Paribas SA 09/03/26 21,560
USD 5,024,096 KRW 7,220,208,180 Goldman Sachs & Co. 09/03/26 19,820
USD 5,024,221 KRW 7,220,208,180 HSBC Bank PLC 09/03/26 19,946
USD 5,145,627 KRW 7,394,189,100 JPMorgan Chase Bank N.A. 09/03/26 20,766
USD 5,021,685 KRW 7,220,208,180 Morgan Stanley & Co. International PLC 09/03/26 17,409
USD 5,025,048 KRW 7,220,208,180 State Street Bank & Trust Company 09/03/26 20,773
USD 78,591 SEK 747,000 HSBC Bank PLC 09/03/26 19
USD 5,202,316 TWD 167,592,605 Goldman Sachs & Co. 09/03/26 5,760
USD 5,352,103 TWD 172,488,605 JPMorgan Chase Bank N.A. 09/03/26 3,737
ZAR 390,000 USD 23,508 HSBC Bank PLC 09/03/26 42
1,803,380
CHF 104,000 USD 129,067 Goldman Sachs & Co. 08/05/26 (412)
CHF 170,000 USD 212,317 UBS AG 08/05/26 (2,015)
CLP 105,873,971 USD 114,243 BNP Paribas SA 08/05/26 (369)
CLP 116,920,971 USD 126,145 Goldman Sachs & Co. 08/05/26 (389)
CLP 105,873,971 USD 114,237 HSBC Bank PLC 08/05/26 (363)
CLP 105,873,971 USD 114,235 JPMorgan Chase Bank N.A. 08/05/26 (361)
CLP 105,873,971 USD 114,247 Societe Generale 08/05/26 (373)
CLP 108,425,149 USD 116,978 State Street Bank & Trust Company 08/05/26 (360)
CNH 29,929,000 USD 4,434,258 UBS AG 08/05/26 (1,636)
HKD 1,059,000 USD 135,180 Goldman Sachs & Co. 08/05/26 (140)
HKD 20,157,000 USD 2,573,534 HSBC Bank PLC 08/05/26 (3,187)
IDR 2,970,736,000 USD 165,253 Goldman Sachs & Co. 08/05/26 (216)
ILS 61,000 USD 20,353 Citibank N.A. 08/05/26 (395)
ILS 36,000 USD 11,840 Deutsche Bank Securities, Inc. 08/05/26 (62)
ILS 7,000 USD 2,352 Goldman Sachs & Co. 08/05/26 (62)
INR 221,782,946 USD 2,324,945 Goldman Sachs & Co. 08/05/26 (602)
MYR 444,000 USD 109,032 Goldman Sachs & Co. 08/05/26 (370)
THB 37,644,000 USD 1,127,711 Citibank N.A. 08/05/26 (307)
THB 406,000 USD 12,249 HSBC Bank PLC 08/05/26 (90)
THB 1,853,000 USD 55,863 State Street Bank & Trust Company 08/05/26 (366)
TWD 167,592,605 USD 5,191,679 BNP Paribas SA 08/05/26 (4,381)
TWD 185,589,605 USD 5,762,389 Goldman Sachs & Co. 08/05/26 (18,051)
TWD 171,630,979 USD 5,315,874 HSBC Bank PLC 08/05/26 (3,581)
TWD 167,592,605 USD 5,195,220 JPMorgan Chase Bank N.A. 08/05/26 (7,922)
TWD 167,592,605 USD 5,193,546 Morgan Stanley & Co. International PLC 08/05/26 (6,247)
TWD 167,592,605 USD 5,193,449 State Street Bank & Trust Company 08/05/26 (6,151)
USD 53,045 AUD 76,000 Barclays Bank PLC 08/05/26 (432)
USD 12,722,341 AUD 18,467,000 Goldman Sachs & Co. 08/05/26 (271,965)
USD 903,286 AUD 1,304,000 State Street Bank & Trust Company 08/05/26 (14,274)
USD 35,571 AUD 51,000 UBS AG 08/05/26 (315)
USD 1,096,981 BRL 5,734,750 Goldman Sachs & Co. 08/05/26 (34,031)
USD 987,362 BRL 5,172,750 HSBC Bank PLC 08/05/26 (32,813)
USD 988,468 BRL 5,172,750 Morgan Stanley & Co. International PLC 08/05/26 (31,707)
USD 988,090 BRL 5,172,750 State Street Bank & Trust Company 08/05/26 (32,085)
USD 587,210 CAD 831,000 Barclays Bank PLC 08/05/26 (5,602)

iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
7
Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 112,089 CAD 158,000 Goldman Sachs & Co. 08/05/26 $ (624)
USD 27,417,342 CAD 38,883,000 Societe Generale 08/05/26 (320,742)
USD 909,875 CAD 1,289,000 State Street Bank & Trust Company 08/05/26 (9,663)
USD 125,908 CHF 103,000 Barclays Bank PLC 08/05/26 (1,510)
USD 4,395 CLP 4,142,000 Goldman Sachs & Co. 08/05/26 (59)
USD 85,935 CNH 583,000 Barclays Bank PLC 08/05/26 (411)
USD 17,287 CNH 117,000 BNP Paribas SA 08/05/26 (41)
USD 110,436 CNH 748,000 Deutsche Bank Securities, Inc. 08/05/26 (347)
USD 74,966 CNH 508,000 HSBC Bank PLC 08/05/26 (271)
USD 4,204,651 CNH 28,491,000 UBS AG 08/05/26 (14,996)
USD 8,991 DKK 59,000 Bank of America N.A. 08/05/26 (112)
USD 116,509 DKK 761,000 BNP Paribas SA 08/05/26 (899)
USD 3,346,370 DKK 21,917,000 Citibank N.A. 08/05/26 (35,017)
USD 16,226 DKK 106,000 HSBC Bank PLC 08/05/26 (128)
USD 58,935 DKK 385,000 JPMorgan Chase Bank N.A. 08/05/26 (463)
USD 480,267 EUR 422,000 Barclays Bank PLC 08/05/26 (6,381)
USD 73,173,278 EUR 64,125,000 BNP Paribas SA 08/05/26 (775,355)
USD 500,937 EUR 438,000 Goldman Sachs & Co. 08/05/26 (4,163)
USD 1,254,860 EUR 1,097,000 State Street Bank & Trust Company 08/05/26 (10,195)
USD 74,418 GBP 56,000 Bank of America N.A. 08/05/26 (1,056)
USD 28,975,680 GBP 21,902,000 Goldman Sachs & Co. 08/05/26 (542,704)
USD 103,391 GBP 78,000 Morgan Stanley & Co. International PLC 08/05/26 (1,733)
USD 10,225 IDR 185,099,000 Goldman Sachs & Co. 08/05/26 (58)
USD 305,667 INR 29,275,000 Goldman Sachs & Co. 08/05/26 (1,143)
USD 943,740 JPY 153,193,000 Barclays Bank PLC 08/05/26 (19,176)
USD 415,115 JPY 67,311,000 BNP Paribas SA 08/05/26 (7,977)
USD 48,030,648 JPY 7,779,719,000 Goldman Sachs & Co. 08/05/26 (869,826)
USD 9,480,214 KRW 14,651,900,750 Goldman Sachs & Co. 08/05/26 (778,505)
USD 6,453,626 KRW 10,003,571,750 HSBC Bank PLC 08/05/26 (550,505)
USD 6,454,833 KRW 10,003,571,750 Morgan Stanley & Co. International PLC 08/05/26 (549,297)
USD 6,454,750 KRW 10,003,571,750 State Street Bank & Trust Company 08/05/26 (549,381)
USD 27,350 MXN 479,000 BNP Paribas SA 08/05/26 (304)
USD 2,059,231 MXN 36,063,000 HSBC Bank PLC 08/05/26 (22,812)
USD 41,278 MXN 725,000 JPMorgan Chase Bank N.A. 08/05/26 (579)
USD 4,158 MYR 17,000 Goldman Sachs & Co. 08/05/26 (3)
USD 1,278,612 NOK 12,686,000 BNP Paribas SA 08/05/26 (59,909)
USD 20,567 NOK 200,000 Goldman Sachs & Co. 08/05/26 (536)
USD 11,403 NOK 113,000 Morgan Stanley & Co. International PLC 08/05/26 (520)
USD 3,199 NOK 31,000 UBS AG 08/05/26 (71)
USD 11,948 NZD 21,000 Goldman Sachs & Co. 08/05/26 (422)
USD 352,939 NZD 623,000 HSBC Bank PLC 08/05/26 (14,051)
USD 1,158 NZD 2,000 Morgan Stanley & Co. International PLC 08/05/26 (20)
USD 8,073 NZD 14,000 State Street Bank & Trust Company 08/05/26 (174)
USD 188,856 SEK 1,826,000 Goldman Sachs & Co. 08/05/26 (2,917)
USD 6,197,383 SEK 60,223,000 Morgan Stanley & Co. International PLC 08/05/26 (127,438)
USD 16,205 SEK 157,000 UBS AG 08/05/26 (284)
USD 2,896,765 SGD 3,742,000 Bank of America N.A. 08/05/26 (21,297)
USD 11,628 SGD 15,000 BNP Paribas SA 08/05/26 (70)
USD 155,752 SGD 201,000 Morgan Stanley & Co. International PLC 08/05/26 (990)
USD 51,920 SGD 67,000 State Street Bank & Trust Company 08/05/26 (327)
USD 2,926 THB 98,000 HSBC Bank PLC 08/05/26 (9)
USD 4,363 THB 147,000 State Street Bank & Trust Company 08/05/26 (40)
USD 1,155 TRY 55,000 Bank of America N.A. 08/05/26 (2)
USD 9,221 TRY 441,000 Goldman Sachs & Co. 08/05/26 (51)
USD 446,401 TRY 21,400,000 HSBC Bank PLC 08/05/26 (3,543)
USD 202,457 TWD 6,555,000 Goldman Sachs & Co. 08/05/26 (433)

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
8
2026
iShares Annual Financial Statements and Additional Information
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 13,115 ZAR 221,000 BNP Paribas SA 08/05/26 $ (261)
USD 8,861 ZAR 148,000 HSBC Bank PLC 08/05/26 (96)
ZAR 2,412,000 USD 146,751 BNP Paribas SA 08/05/26 (768)
ZAR 369,000 USD 22,604 Deutsche Bank Securities, Inc. 08/05/26 (270)
ZAR 609,000 USD 37,334 JPMorgan Chase Bank N.A. 08/05/26 (475)
CNH 125,000 USD 18,551 UBS AG 09/03/26 (1)
KRW 540,679,000 USD 375,346 HSBC Bank PLC 09/03/26 (606)
KRW 15,213,826,000 USD 10,587,214 State Street Bank & Trust Company 09/03/26 (42,617)
SGD 3,000 USD 2,345 BNP Paribas SA 09/03/26 (1)
TWD 109,707,000 USD 3,406,203 State Street Bank & Trust Company 09/03/26 (4,511)
USD 15,468 AUD 22,000 Barclays Bank PLC 09/03/26 (4)
USD 13,712,812 AUD 19,563,000 JPMorgan Chase Bank N.A. 09/03/26 (45,365)
USD 343,264 AUD 489,000 State Street Bank & Trust Company 09/03/26 (638)
USD 661,410 BRL 3,381,088 BNP Paribas SA 09/03/26 (405)
USD 660,756 BRL 3,381,088 Goldman Sachs & Co. 09/03/26 (1,059)
USD 660,831 BRL 3,381,088 HSBC Bank PLC 09/03/26 (984)
USD 660,867 BRL 3,381,088 JPMorgan Chase Bank N.A. 09/03/26 (948)
USD 782,450 BRL 3,998,560 Morgan Stanley & Co. International PLC 09/03/26 (229)
USD 668,748 BRL 3,419,088 State Street Bank & Trust Company 09/03/26 (505)
USD 28,891,457 CAD 40,463,000 Bank of America N.A. 09/03/26 (9,410)
USD 312,617 CAD 438,000 State Street Bank & Trust Company 09/03/26 (226)
USD 85,560 CHF 69,000 Morgan Stanley & Co. International PLC 09/03/26 (67)
USD 19,809,580 CHF 15,975,000 UBS AG 09/03/26 (14,975)
USD 15,862 CLP 14,749,000 HSBC Bank PLC 09/03/26 (5)
USD 98,356 DKK 638,000 Citibank N.A. 09/03/26 (224)
USD 3,513,635 DKK 22,828,000 HSBC Bank PLC 09/03/26 (13,626)
USD 74,804,481 EUR 64,957,000 Deutsche Bank Securities, Inc. 09/03/26 (189,796)
USD 1,029,463 GBP 765,000 Deutsche Bank Securities, Inc. 09/03/26 (1,539)
USD 29,127,050 GBP 21,662,000 UBS AG 09/03/26 (67,156)
USD 20,819,824 HKD 163,103,000 Bank of America N.A. 09/03/26 (194)
USD 24,043 IDR 434,931,000 State Street Bank & Trust Company 09/03/26 (12)
USD 1,809,159 ILS 5,529,000 HSBC Bank PLC 09/03/26 (1,436)
USD 2,172,709 INR 207,886,946 BNP Paribas SA 09/03/26 (638)
USD 2,172,777 INR 207,886,946 Goldman Sachs & Co. 09/03/26 (570)
USD 2,224,842 INR 212,896,270 HSBC Bank PLC 09/03/26 (875)
USD 2,252,586 INR 215,575,946 JPMorgan Chase Bank N.A. 09/03/26 (1,146)
USD 2,172,050 INR 207,886,946 Morgan Stanley & Co. International PLC 09/03/26 (1,297)
USD 2,295,288 INR 219,652,946 State Street Bank & Trust Company 09/03/26 (1,066)
USD 49,234,273 JPY 7,863,864,000 Deutsche Bank Securities, Inc. 09/03/26 (306,041)
USD 42,889 MXN 745,000 Societe Generale 09/03/26 (17)
USD 2,006,066 MXN 34,897,000 UBS AG 09/03/26 (3,732)
USD 366,935 MYR 1,501,521 Goldman Sachs & Co. 09/03/26 (855)
USD 356,301 MYR 1,456,521 Morgan Stanley & Co. International PLC 09/03/26 (467)
USD 382,995 MYR 1,564,958 State Street Bank & Trust Company 09/03/26 (334)
USD 1,244,080 NOK 11,848,000 Barclays Bank PLC 09/03/26 (5,491)
USD 80,210 NOK 761,000 HSBC Bank PLC 09/03/26 (50)
USD 389,329 NZD 662,000 Goldman Sachs & Co. 09/03/26 (988)
USD 119,580 SEK 1,139,000 Barclays Bank PLC 09/03/26 (224)
USD 6,349,220 SEK 60,621,000 HSBC Bank PLC 09/03/26 (27,107)
USD 3,088,038 SGD 3,957,000 Bank of America N.A. 09/03/26 (4,008)
USD 301,300 SGD 386,000 Societe Generale 09/03/26 (325)
USD 1,128,888 THB 37,644,000 Citibank N.A. 09/03/26 (1,083)
USD 4,581 THB 153,000 State Street Bank & Trust Company 09/03/26 (12)
USD 434,761 TRY 21,191,000 HSBC Bank PLC 09/03/26 (27)
USD 5,196,509 TWD 167,592,605 BNP Paribas SA 09/03/26 (47)
USD 5,319,334 TWD 171,630,979 HSBC Bank PLC 09/03/26 (2,440)

iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
9
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 5,196,364 TWD 167,592,605 Morgan Stanley & Co. International PLC 09/03/26 $ (192)
USD 5,195,059 TWD 167,592,605 State Street Bank & Trust Company 09/03/26 (1,497)
USD 3,496,543 ZAR 58,080,000 HSBC Bank PLC 09/03/26 (10,714)
(6,560,824)
$ (4,757,444)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 1,803,380 $ — $ — $ 1,803,380
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts (6,560,824.31)
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 6,560,824 $ — $ — $ 6,560,824
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ 16,558,028 $ — $ — $ 16,558,028
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ (11,352,984) $ — $ — $ (11,352,984)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 317,138,664
Average amounts sold — in USD ......................................................................................... $ 625,036,800
a
Assets Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts ............................................................ $ 1,803,380  $ 6,560,824
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 1,803,380  $ 6,560,824
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 1,803,380  $ 6,560,824

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
10
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c) (d)
Bank of America N.A. ................................. $ 14,981 $ (14,981) $ — $ — $ —
Barclays Bank PLC .................................. 29,795 (29,795) — — —
BNP Paribas SA .................................... 92,014 (92,014) — — —
Citibank N.A. ....................................... 115 (115) — — —
Deutsche Bank Securities, Inc. ........................... 566,900 (498,055) — — 68,845
Goldman Sachs & Co. ................................ 258,067 (258,067) — — —
HSBC Bank PLC .................................... 242,164 (242,164) — — —
JPMorgan Chase Bank N.A. ............................ 123,404 (57,259) — — 66,145
Morgan Stanley & Co. International PLC .................... 166,595 (166,595) — — —
Societe Generale .................................... 565 (565) — — —
State Street Bank & Trust Company ....................... 168,287 (168,287) — — —
UBS AG .......................................... 140,493 (105,181) — — 35,312
$ 1,803,380 $ (1,633,078) $ — $ — $ 170,302
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d) (e)
Bank of America N.A. ................................. $ 36,079 $ (14,981) $ — $ — $ 21,098
Barclays Bank PLC .................................. 39,231 (29,795) — — 9,436
BNP Paribas SA .................................... 851,425 (92,014) — — 759,411
Citibank N.A. ....................................... 37,026 (115) — — 36,911
Deutsche Bank Securities, Inc. ........................... 498,055 (498,055) — — —
Goldman Sachs & Co. ................................ 2,531,154 (258,067) — (430,000) 1,843,087
HSBC Bank PLC .................................... 689,319 (242,164) — (447,155) —
JPMorgan Chase Bank N.A. ............................ 57,259 (57,259) — — —
Morgan Stanley & Co. International PLC .................... 720,204 (166,595) — (440,000) 113,609
Societe Generale .................................... 321,457 (565) — — 320,892
State Street Bank & Trust Company ....................... 674,434 (168,287) — (440,000) 66,147
UBS AG .......................................... 105,181 (105,181) — — —
$ 6,560,824 $ (1,633,078) $ — $ (1,757,155) $ 3,170,591
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Derivative Financial Instruments – Offsetting as of Period End (continued)

iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
11
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ...................................... $ 346,619,636  $ —  $ —  $ 346,619,636
$ —  $ —  $ —  $ —
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................. $ —  $ 1,803,380  $ —  $ 1,803,380
Liabilities
Foreign Currency Exchange Contracts ............................. —  (6,560,824) —  (6,560,824)
$ —  $ (4,757,444) $ —  $ (4,757,444)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
July 31, 2026
iShares
®
Currency Hedged MSCI EAFE ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100 .4%
iShares MSCI EAFE ETF
(b)
.................. 71,642,396 $ 7,564,004,169
a
Total Long-Term Investments — 100.4%
(Cost: $ 5,944,801,181 ) ............................... 7,564,004,169
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 90,948,226 90,975,511
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 3,671,170 3,671,170
a
Total Short-Term Securities — 1.2%
(Cost: $ 94,640,717 ) ................................. 94,646,681
Total Investments — 101.6%
(Cost: $ 6,039,441,898 ) ............................... 7,658,650,850
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (122,057,619)
Net Assets — 100.0% ................................. $ 7,536,593,231
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 643,417,528 $ — $ (552,516,594)
(a)
$ 68,613 $ 5,964 $ 90,975,511 90,948,226 $ 310,608
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,170,000 — (498,830)
(a)
— — 3,671,170 3,671,170 280,731 —
iShares MSCI EAFE
ETF ......... 6,348,180,318 1,751,849,690 (1,811,622,024) 234,791,445 1,040,804,740 7,564,004,169 71,642,396 230,048,182 —
$ — $ 234,860,058 $ 1,040,810,704
$ 7,658,650,850
$ 230,639,521 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 219,000 USD 152,230 Barclays Bank PLC 08/04/26 $ 1,870
AUD 10,194,000 USD 7,053,331 BNP Paribas SA 08/04/26 119,678
AUD 709,766,000 USD 497,939,034 State Street Bank & Trust Company 08/04/26 1,487,843
CHF 579,689,000 USD 715,462,276 Natwest Markets PLC 08/04/26 1,575,265
DKK 256,000 USD 39,142 Barclays Bank PLC 08/04/26 352
DKK 828,185,000 USD 127,303,596 Citibank N.A. 08/04/26 463,297
DKK 12,338,000 USD 1,890,258 Morgan Stanley & Co. International PLC 08/04/26 13,167
EUR 2,284,131,000 USD 2,624,005,339 Barclays Bank PLC 08/04/26 9,939,932

iShares
®
Currency Hedged MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
13
Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 33,389,000 USD 38,224,542 JPMorgan Chase Bank N.A. 08/04/26 $ 277,978
GBP 11,647,000 USD 15,551,302 Barclays Bank PLC 08/04/26 145,950
GBP 785,938,000 USD 1,054,823,109 Societe Generale 08/04/26 4,425,359
HKD 966,670,000 USD 123,257,297 HSBC Bank PLC 08/04/26 4,715
ILS 200,588,000 USD 65,568,991 HSBC Bank PLC 08/04/26 57,707
JPY 88,060,000 USD 545,376 Deutsche Bank Securities, Inc. 08/04/26 8,095
JPY 4,181,906,000 USD 26,028,816 JPMorgan Chase Bank N.A. 08/04/26 255,122
JPY 285,315,890,000 USD 1,781,832,256 Toronto Dominion Bank 08/04/26 11,423,078
NOK 429,973,000 USD 45,168,168 Barclays Bank PLC 08/04/26 199,598
NOK 34,800,000 USD 3,515,207 JPMorgan Chase Bank N.A. 08/04/26 156,648
NOK 6,195,000 USD 628,876 UBS AG 08/04/26 24,777
NZD 341,000 USD 194,517 Bank of America N.A. 08/04/26 6,349
NZD 7,000 USD 4,037 Barclays Bank PLC 08/04/26 86
NZD 23,509,000 USD 13,812,713 HSBC Bank PLC 08/04/26 35,262
SEK 18,439,000 USD 1,908,665 BNP Paribas SA 08/04/26 27,757
SEK 32,195,000 USD 3,334,526 Morgan Stanley & Co. International PLC 08/04/26 46,520
SEK 2,199,461,000 USD 230,209,050 Natwest Markets PLC 08/04/26 773,391
SGD 44,000 USD 34,107 BNP Paribas SA 08/04/26 203
SGD 143,611,000 USD 111,850,058 HSBC Bank PLC 08/04/26 131,696
SGD 2,069,000 USD 1,604,968 Morgan Stanley & Co. International PLC 08/04/26 8,350
USD 1,993,729 CHF 1,610,000 Barclays Bank PLC 08/04/26 2,263
USD 57,797,007 CHF 46,452,000 BNP Paribas SA 08/04/26 338,908
USD 652,167,763 CHF 525,633,000 Deutsche Bank Securities, Inc. 08/04/26 1,993,974
USD 9,597,456 CHF 7,729,000 JPMorgan Chase Bank N.A. 08/04/26 37,186
USD 3,562,840 CHF 2,863,000 State Street Bank & Trust Company 08/04/26 21,496
USD 1,776,407 CHF 1,431,000 UBS AG 08/04/26 6,353
USD 78,837 DKK 511,000 Morgan Stanley & Co. International PLC 08/04/26 3
USD 1,625,991 EUR 1,410,000 UBS AG 08/04/26 50
USD 20,683,177 GBP 15,282,000 BNP Paribas SA 08/04/26 86,851
USD 5,252,644 GBP 3,881,000 State Street Bank & Trust Company 08/04/26 22,023
USD 3,236,745 HKD 25,360,000 Barclays Bank PLC 08/04/26 3,041
USD 129,848,906 HKD 1,017,113,000 BNP Paribas SA 08/04/26 154,807
USD 342,628 HKD 2,685,000 Deutsche Bank Securities, Inc. 08/04/26 258
USD 1,630,230 HKD 12,771,000 HSBC Bank PLC 08/04/26 1,775
USD 114,239 HKD 895,000 State Street Bank & Trust Company 08/04/26 115
USD 228,531 HKD 1,790,000 Toronto Dominion Bank 08/04/26 284
USD 66,110,870 ILS 196,826,000 BNP Paribas SA 08/04/26 1,714,993
USD 1,821,190 ILS 5,449,000 Deutsche Bank Securities, Inc. 08/04/26 38,431
USD 40,572 ILS 124,000 HSBC Bank PLC 08/04/26 3
USD 306,463 ILS 928,000 JPMorgan Chase Bank N.A. 08/04/26 2,848
USD 69,467 SGD 89,000 Citibank N.A. 08/04/26 68
AUD 6,940,000 USD 4,879,556 UBS AG 09/02/26 1,264
EUR 8,783,000 USD 10,116,908 BNP Paribas SA 09/02/26 22,854
JPY 5,612,616,000 USD 35,328,710 BNP Paribas SA 09/02/26 26,572
NOK 1,131,000 USD 119,259 BMO Capital Markets Corp. 09/02/26 26
NZD 606,000 USD 357,150 UBS AG 09/02/26 138
USD 26,544,856 EUR 22,990,000 JPMorgan Chase Bank N.A. 09/02/26 3,454
USD 424,941 HKD 3,329,000 Canadian Imperial Bank of Commerce 09/02/26 11
USD 11,124,183 HKD 87,141,000 HSBC Bank PLC 09/02/26 1,082
USD 40,606 ILS 124,000 Deutsche Bank Securities, Inc. 09/02/26 —
USD 1,186,780 ILS 3,622,000 Morgan Stanley & Co. International PLC 09/02/26 710
USD 337,637 SEK 3,209,000 JPMorgan Chase Bank N.A. 09/02/26 121
USD 142,832 SEK 1,358,000 State Street Bank & Trust Company 09/02/26 —
USD 69,541 SGD 89,000 State Street Bank & Trust Company 09/02/26 1
36,092,008

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Currency Hedged MSCI EAFE ETF
14
2026
iShares Annual Financial Statements and Additional Information
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 8,356,000 USD 10,435,162 HSBC Bank PLC 08/04/26 $ (99,334)
CHF 179,000 USD 221,873 State Street Bank & Trust Company 08/04/26 (461)
HKD 298,000 USD 38,037 BNP Paribas SA 08/04/26 (38)
HKD 13,876,000 USD 1,771,073 Canadian Imperial Bank of Commerce 08/04/26 (1,717)
HKD 80,367,000 USD 10,260,662 HSBC Bank PLC 08/04/26 (12,906)
ILS 2,994,000 USD 998,879 Citibank N.A. 08/04/26 (19,327)
ILS 62,000 USD 20,614 Deutsche Bank Securities, Inc. 08/04/26 (329)
ILS 179,000 USD 60,143 UBS AG 08/04/26 (1,580)
USD 305,124 AUD 438,000 Bank of New York 08/04/26 (3,075)
USD 34,374,283 AUD 49,477,000 BNP Paribas SA 08/04/26 (440,211)
USD 304,284 AUD 438,000 Commonwealth Bank of Australia 08/04/26 (3,915)
USD 612,692 AUD 876,000 Deutsche Bank Securities, Inc. 08/04/26 (3,705)
USD 6,812,441 AUD 9,849,000 HSBC Bank PLC 08/04/26 (117,808)
USD 308,024 AUD 438,000 Nomura Securities International, Inc. 08/04/26 (175)
USD 5,199,776 AUD 7,448,000 State Street Bank & Trust Company 08/04/26 (41,008)
USD 448,629,958 AUD 651,215,000 Toronto Dominion Bank 08/04/26 (9,597,505)
USD 438,722 CHF 358,000 Bank of New York 08/04/26 (4,101)
USD 440,459 CHF 358,000 Barclays Bank PLC 08/04/26 (2,364)
USD 874,721 CHF 716,000 BNP Paribas SA 08/04/26 (10,924)
USD 439,396 CHF 358,000 Commonwealth Bank of Australia 08/04/26 (3,427)
USD 880,074 CHF 716,000 Deutsche Bank Securities, Inc. 08/04/26 (5,572)
USD 234,747 DKK 1,534,000 Bank of America N.A. 08/04/26 (1,908)
USD 155,502 DKK 1,022,000 BNP Paribas SA 08/04/26 (2,166)
USD 119,443,477 DKK 782,276,000 Citibank N.A. 08/04/26 (1,240,880)
USD 1,253,954 DKK 8,180,000 Deutsche Bank Securities, Inc. 08/04/26 (8,003)
USD 77,812 DKK 511,000 HSBC Bank PLC 08/04/26 (1,021)
USD 3,999,860 DKK 26,112,000 JPMorgan Chase Bank N.A. 08/04/26 (28,527)
USD 615,022 DKK 4,018,000 Morgan Stanley & Co. International PLC 08/04/26 (4,848)
USD 2,550,275 DKK 16,615,000 State Street Bank & Trust Company 08/04/26 (12,976)
USD 2,425,225 EUR 2,114,000 Barclays Bank PLC 08/04/26 (12,534)
USD 137,751,663 EUR 120,243,000 BNP Paribas SA 08/04/26 (906,532)
USD 2,470,579,952 EUR 2,165,221,000 Deutsche Bank Securities, Inc. 08/04/26 (26,244,273)
USD 1,614,411 EUR 1,410,000 HSBC Bank PLC 08/04/26 (11,530)
USD 8,055,130 EUR 7,048,000 JPMorgan Chase Bank N.A. 08/04/26 (72,271)
USD 18,122,846 EUR 15,845,000 Societe Generale 08/04/26 (148,814)
USD 4,831,097 EUR 4,229,000 State Street Bank & Trust Company 08/04/26 (45,573)
USD 653,357 GBP 485,000 Barclays Bank PLC 08/04/26 (302)
USD 4,207,093 GBP 3,153,000 BNP Paribas SA 08/04/26 (42,363)
USD 1,011,023,462 GBP 764,369,000 Deutsche Bank Securities, Inc. 08/04/26 (19,155,371)
USD 4,385,071 GBP 3,290,000 HSBC Bank PLC 08/04/26 (49,028)
USD 4,626,517 GBP 3,487,000 Morgan Stanley & Co. International PLC 08/04/26 (73,090)
USD 4,241,349 GBP 3,153,000 State Street Bank & Trust Company 08/04/26 (8,109)
USD 645,884 GBP 485,000 UBS AG 08/04/26 (7,775)
USD 76,121 HKD 597,000 State Street Bank & Trust Company 08/04/26 (4)
USD 80,965 ILS 248,000 Deutsche Bank Securities, Inc. 08/04/26 (174)
USD 40,261 ILS 124,000 Morgan Stanley & Co. International PLC 08/04/26 (308)
USD 40,355 ILS 124,000 State Street Bank & Trust Company 08/04/26 (214)
USD 1,662,776,532 JPY 269,367,123,000 Barclays Bank PLC 08/04/26 (30,238,288)
USD 110,063,825 JPY 17,841,101,000 BNP Paribas SA 08/04/26 (2,070,307)
USD 1,077,351 JPY 176,121,000 Commonwealth Bank of Australia 08/04/26 (29,597)
USD 1,630,877 JPY 264,181,000 Deutsche Bank Securities, Inc. 08/04/26 (29,543)
USD 4,885,736 JPY 792,544,000 JPMorgan Chase Bank N.A. 08/04/26 (95,528)
USD 2,719,013 JPY 440,302,000 State Street Bank & Trust Company 08/04/26 (48,354)
USD 4,333,508 JPY 704,484,000 UBS AG 08/04/26 (94,285)
USD 27,562 NOK 265,000 Bank of New York 08/04/26 (399)
USD 45,483,514 NOK 451,279,000 Barclays Bank PLC 08/04/26 (2,132,313)

iShares
®
Currency Hedged MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
15
Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 81,486 NOK 796,000 BMO Capital Markets Corp. 08/04/26 $ (2,502)
USD 260,616 NOK 2,521,000 BNP Paribas SA 08/04/26 (5,382)
USD 1,085,312 NOK 10,481,000 Deutsche Bank Securities, Inc. 08/04/26 (20,571)
USD 94,995 NOK 929,000 JPMorgan Chase Bank N.A. 08/04/26 (3,027)
USD 420,528 NOK 4,167,000 Morgan Stanley & Co. International PLC 08/04/26 (19,145)
USD 55,387 NOK 530,000 UBS AG 08/04/26 (535)
USD 8,821 NZD 15,000 Banco Santander SA 08/04/26 (15)
USD 41,999 NZD 73,000 Barclays Bank PLC 08/04/26 (1,002)
USD 247,122 NZD 433,000 BNP Paribas SA 08/04/26 (7,937)
USD 25,121 NZD 44,000 Citibank N.A. 08/04/26 (797)
USD 8,661 NZD 15,000 Deutsche Bank Securities, Inc. 08/04/26 (175)
USD 12,610,750 NZD 22,261,000 HSBC Bank PLC 08/04/26 (502,091)
USD 12,510 NZD 22,000 JPMorgan Chase Bank N.A. 08/04/26 (449)
USD 223,322 NZD 392,000 Morgan Stanley & Co. International PLC 08/04/26 (7,585)
USD 352,225 NZD 602,000 State Street Bank & Trust Company 08/04/26 (2,383)
USD 559,409 SEK 5,430,000 BNP Paribas SA 08/04/26 (10,837)
USD 229,956,542 SEK 2,233,803,000 Deutsche Bank Securities, Inc. 08/04/26 (4,632,419)
USD 280,813 SEK 2,715,000 JPMorgan Chase Bank N.A. 08/04/26 (4,310)
USD 843,374 SEK 8,147,000 UBS AG 08/04/26 (12,206)
USD 1,280,989 SGD 1,654,000 Bank of America N.A. 08/04/26 (8,730)
USD 446,627 SGD 576,000 BNP Paribas SA 08/04/26 (2,513)
USD 69,013 SGD 89,000 Commonwealth Bank of Australia 08/04/26 (385)
USD 4,652,480 SGD 6,004,000 Morgan Stanley & Co. International PLC 08/04/26 (29,184)
USD 3,165,489 SGD 4,077,000 State Street Bank & Trust Company 08/04/26 (13,584)
USD 103,134,959 SGD 133,235,000 UBS AG 08/04/26 (756,031)
CHF 4,767,000 USD 5,919,497 JPMorgan Chase Bank N.A. 09/02/26 (4,421)
DKK 4,089,000 USD 631,814 Bank of America N.A. 09/02/26 (37)
GBP 3,589,000 USD 4,837,832 UBS AG 09/02/26 (879)
JPY 2,008,191,000 USD 12,717,659 JPMorgan Chase Bank N.A. 09/02/26 (67,558)
SGD 1,783,000 USD 1,393,423 Bank of America N.A. 09/02/26 (263)
USD 17,145,805 AUD 24,424,000 BNP Paribas SA 09/02/26 (31,303)
USD 497,672,730 AUD 709,766,000 State Street Bank & Trust Company 09/02/26 (1,497,253)
USD 9,263,076 CHF 7,471,000 BNP Paribas SA 09/02/26 (7,227)
USD 717,691,804 CHF 579,689,000 Natwest Markets PLC 09/02/26 (1,608,542)
USD 444,204 CHF 358,000 State Street Bank & Trust Company 09/02/26 (16)
USD 78,952 DKK 511,000 Barclays Bank PLC 09/02/26 (1)
USD 132,207,548 DKK 858,751,000 Citibank N.A. 09/02/26 (475,166)
USD 2,626,216,195 EUR 2,283,426,000 Barclays Bank PLC 09/02/26 (9,944,273)
USD 1,627,802 EUR 1,410,000 Deutsche Bank Securities, Inc. 09/02/26 (9)
USD 46,756,948 GBP 34,745,000 BNP Paribas SA 09/02/26 (69,445)
USD 653,638 GBP 485,000 Deutsche Bank Securities, Inc. 09/02/26 (4)
USD 1,054,796,937 GBP 785,938,000 Societe Generale 09/02/26 (4,424,288)
USD 76,203 HKD 597,000 Barclays Bank PLC 09/02/26 (1)
USD 123,385,895 HKD 966,670,000 HSBC Bank PLC 09/02/26 (4,562)
USD 65,629,982 ILS 200,588,000 HSBC Bank PLC 09/02/26 (55,106)
USD 387,297 ILS 1,185,000 Societe Generale 09/02/26 (746)
USD 1,109,426 JPY 176,121,000 State Street Bank & Trust Company 09/02/26 (5)
USD 1,785,816,425 JPY 285,315,890,000 Toronto Dominion Bank 09/02/26 (11,460,266)
USD 45,163,765 NOK 430,105,000 Barclays Bank PLC 09/02/26 (198,749)
USD 2,932,778 NOK 27,827,000 Citibank N.A. 09/02/26 (2,092)
USD 8,843 NZD 15,000 Barclays Bank PLC 09/02/26 —
USD 13,825,323 NZD 23,509,000 HSBC Bank PLC 09/02/26 (35,235)
USD 425,845 NZD 724,000 Morgan Stanley & Co. International PLC 09/02/26 (1,015)
USD 6,369,237 SEK 60,670,000 Barclays Bank PLC 09/02/26 (11,911)
USD 230,561,497 SEK 2,199,461,000 Natwest Markets PLC 09/02/26 (773,353)
USD 112,077,799 SGD 143,611,000 HSBC Bank PLC 09/02/26 (133,639)

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Currency Hedged MSCI EAFE ETF
16
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 11,962,283 SGD 15,326,000 State Street Bank & Trust Company 09/02/26 $ (12,792)
(130,050,642)
$ (93,958,634)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 36,092,008 $ — $ — $ 36,092,008
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 130,050,642 $ — $ — $ 130,050,642
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts .............. $ — $ — $ — $ 412,967,238 $ — $ — $ 412,967,238
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts .............. $ — $ — $ — $ (293,681,733) $ — $ — $ (293,681,733)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 6,995,979,057
Average amounts sold — in USD ......................................................................................... $ 13,843,222,250
a
Assets Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts ............................................................ $ 36,092,008  $ 130,050,642
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 36,092,008  $ 130,050,642
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 36,092,008  $ 130,050,642
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c) (d)
Bank of America N.A. .................................. $ 6,349 $ (6,349) $ — $ — $ —
Barclays Bank PLC ................................... 10,293,092 (10,293,092) — — —
BMO Capital Markets Corp. .............................. 26 (26) — — —

iShares
®
Currency Hedged MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
17
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
BNP Paribas SA ..................................... $ 2,492,623 $ (2,492,623) $ — $ — $ —
Canadian Imperial Bank of Commerce ...................... 11 (11) — — —
Citibank N.A. ........................................ 463,365 (463,365) — — —
Deutsche Bank Securities, Inc. ............................ 2,040,758 (2,040,758) — — —
HSBC Bank PLC ..................................... 232,240 (232,240) — — —
JPMorgan Chase Bank N.A. ............................. 733,357 (276,091) — — 457,266
Morgan Stanley & Co. International PLC ..................... 68,750 (68,750) — — —
Natwest Markets PLC .................................. 2,348,656 (2,348,656) — — —
Societe Generale ..................................... 4,425,359 (4,425,359) — — —
State Street Bank & Trust Company ........................ 1,531,478 (1,531,478) — — —
Toronto Dominion Bank ................................. 11,423,362 (11,423,362) — — —
UBS AG ........................................... 32,582 (32,582) — — —
$ 36,092,008 $ (35,634,742) $ — $ — $ 457,266
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d) (e)
Banco Santander SA .................................. $ 15 $ — $ — $ — $ 15
Bank of America N.A. .................................. 10,938 (6,349) — — 4,589
Bank of New York .................................... 7,575 — — — 7,575
Barclays Bank PLC ................................... 42,541,738 (10,293,092) — — 32,248,646
BMO Capital Markets Corp. .............................. 2,502 (26) — — 2,476
BNP Paribas SA ..................................... 3,607,185 (2,492,623) — — 1,114,562
Canadian Imperial Bank of Commerce ...................... 1,717 (11) — — 1,706
Citibank N.A. ........................................ 1,738,262 (463,365) — — 1,274,897
Commonwealth Bank of Australia .......................... 37,324 — — — 37,324
Deutsche Bank Securities, Inc. ............................ 50,100,148 (2,040,758) — — 48,059,390
HSBC Bank PLC ..................................... 1,022,260 (232,240) — — 790,020
JPMorgan Chase Bank N.A. ............................. 276,091 (276,091) — — —
Morgan Stanley & Co. International PLC ..................... 135,175 (68,750) — — 66,425
Natwest Markets PLC .................................. 2,381,895 (2,348,656) — — 33,239
Nomura Securities International, Inc. ........................ 175 — — — 175
Societe Generale ..................................... 4,573,848 (4,425,359) — — 148,489
State Street Bank & Trust Company ........................ 1,682,732 (1,531,478) — — 151,254
Toronto Dominion Bank ................................. 21,057,771 (11,423,362) — — 9,634,409
UBS AG ........................................... 873,291 (32,582) — — 840,709
$ 130,050,642 $ (35,634,742) $ — $ — $ 94,415,900
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Derivative Financial Instruments – Offsetting as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Currency Hedged MSCI EAFE ETF
18
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ...................................... $ 7,564,004,169  $ —  $ —  $ 7,564,004,169
Short-Term Securities
Money Market Funds ....................................... 94,646,681  —  —  94,646,681
$ 7,658,650,850  $ —  $ —  $ 7,658,650,850
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................. $ —  $ 36,092,008  $ —  $ 36,092,008
Liabilities
Foreign Currency Exchange Contracts ............................. —  (130,050,642) —  (130,050,642)
$ —  $ (93,958,634) $ —  $ (93,958,634)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100 .4%
iShares MSCI EAFE Small-Cap ETF ............ 2,921,634 $ 245,125,093
a
Total Long-Term Investments — 100.4%
(Cost: $ 197,781,371 ) ................................ 245,125,093
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (b)
............................ 61,502 61,502
a
Total Short-Term Securities — 0.0%
(Cost: $ 61,502 ) .................................... 61,502
Total Investments — 100.4%
(Cost: $ 197,842,873 ) ................................ 245,186,595
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (931,322)
Net Assets — 100.0% ................................. $ 244,255,273
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ — $ 5,566
(b)
$ — $ (5,566) $ — $ — — $ 29,053
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 90,000 — (28,498)
(b)
— — 61,502 61,502 6,432 —
iShares MSCI EAFE
Small-Cap ETF 162,258,355 92,792,439 (36,591,100) 4,255,317 22,410,082 245,125,093 2,921,634 6,405,495 —
$ — $ 4,249,751 $ 22,410,082
$ 245,186,595
$ 6,440,980 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 444,000 USD 307,230 Bank of America N.A. 08/04/26 $ 5,191
AUD 36,499,000 USD 25,594,292 State Street Bank & Trust Company 08/04/26 88,231
CHF 8,403,000 USD 10,389,723 State Street Bank & Trust Company 08/04/26 4,241
DKK 29,416,000 USD 4,521,122 Bank of America N.A. 08/04/26 16,983
DKK 482,000 USD 73,850 Morgan Stanley & Co. International PLC 08/04/26 509
EUR 36,917,000 USD 42,462,303 Bank of America N.A. 08/04/26 108,530
EUR 456,000 USD 522,073 BNP Paribas SA 08/04/26 3,764

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
20
2026
iShares Annual Financial Statements and Additional Information
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 117,000 USD 133,805 JPMorgan Chase Bank N.A. 08/04/26 $ 1,113
EUR 757,000 USD 866,644 State Street Bank & Trust Company 08/04/26 6,291
GBP 119,000 USD 157,739 JPMorgan Chase Bank N.A. 08/04/26 2,643
GBP 292,000 USD 389,853 Morgan Stanley & Co. International PLC 08/04/26 3,691
GBP 23,540,000 USD 31,651,884 Societe Generale 08/04/26 74,167
HKD 29,762,000 USD 3,794,770 Societe Generale 08/04/26 242
ILS 28,089,000 USD 9,186,226 BNP Paribas SA 08/04/26 3,697
JPY 14,800,381,000 USD 92,454,421 Bank of America N.A. 08/04/26 568,306
JPY 182,166,000 USD 1,133,899 JPMorgan Chase Bank N.A. 08/04/26 11,043
NOK 56,749,000 USD 5,961,092 Barclays Bank PLC 08/04/26 26,668
NOK 699,000 USD 70,964 Morgan Stanley & Co. International PLC 08/04/26 2,790
NZD 1,541,000 USD 904,861 Bank of America N.A. 08/04/26 2,865
SEK 1,371,000 USD 142,016 Bank of America N.A. 08/04/26 1,964
SEK 110,689,000 USD 11,572,537 State Street Bank & Trust Company 08/04/26 51,773
SGD 79,000 USD 61,281 Morgan Stanley & Co. International PLC 08/04/26 320
SGD 6,482,000 USD 5,047,343 State Street Bank & Trust Company 08/04/26 7,045
USD 201,294 CHF 162,000 Bank of New York 08/04/26 910
USD 80,667 CHF 65,000 Barclays Bank PLC 08/04/26 266
USD 111,587 CHF 90,000 Deutsche Bank Securities, Inc. 08/04/26 263
USD 35,995 CHF 29,000 JPMorgan Chase Bank N.A. 08/04/26 124
USD 9,620,075 CHF 7,752,000 State Street Bank & Trust Company 08/04/26 31,355
USD 86,089 DKK 558,000 Bank of America N.A. 08/04/26 4
USD 818,754 EUR 710,000 Barclays Bank PLC 08/04/26 18
USD 110,981 GBP 82,000 State Street Bank & Trust Company 08/04/26 465
USD 95,107 HKD 745,000 Bank of America N.A. 08/04/26 111
USD 106,675 HKD 836,000 Barclays Bank PLC 08/04/26 75
USD 3,869,275 HKD 30,309,000 BNP Paribas SA 08/04/26 4,514
USD 10,734,619 ILS 31,962,000 BNP Paribas SA 08/04/26 277,560
USD 213,287 ILS 642,000 Deutsche Bank Securities, Inc. 08/04/26 3,243
USD 269,406 ILS 816,000 JPMorgan Chase Bank N.A. 08/04/26 2,434
USD 64,548 ILS 196,000 UBS AG 08/04/26 422
USD 97,566 SGD 125,000 Citibank N.A. 08/04/26 96
AUD 1,044,000 USD 732,879 Bank of New York 09/02/26 1,354
AUD 749,000 USD 526,644 BNP Paribas SA 09/02/26 118
JPY 77,528,000 USD 488,003 State Street Bank & Trust Company 09/02/26 366
NZD 45,000 USD 26,524 State Street Bank & Trust Company 09/02/26 7
USD 25,652 DKK 166,000 Morgan Stanley & Co. International PLC 09/02/26 4
1,315,776
CHF 31,000 USD 38,569 Barclays Bank PLC 08/04/26 (224)
CHF 104,000 USD 129,881 Citibank N.A. 08/04/26 (1,240)
HKD 2,333,000 USD 297,861 Bank of New York 08/04/26 (375)
HKD 367,000 USD 46,843 State Street Bank & Trust Company 08/04/26 (46)
ILS 6,350,000 USD 2,133,203 BNP Paribas SA 08/04/26 (55,664)
ILS 356,000 USD 118,783 Citibank N.A. 08/04/26 (2,310)
USD 176,827 AUD 255,000 BNP Paribas SA 08/04/26 (2,604)
USD 1,070,813 AUD 1,531,000 Deutsche Bank Securities, Inc. 08/04/26 (6,475)
USD 294,955 AUD 426,000 Morgan Stanley & Co. International PLC 08/04/26 (4,799)
USD 492,978 AUD 701,000 Nomura Securities International, Inc. 08/04/26 (280)
USD 23,452,098 AUD 34,030,000 State Street Bank & Trust Company 08/04/26 (493,112)
USD 54,398 CHF 44,000 Barclays Bank PLC 08/04/26 (27)
USD 53,728 CHF 44,000 BNP Paribas SA 08/04/26 (697)
USD 432,662 CHF 352,000 Deutsche Bank Securities, Inc. 08/04/26 (2,739)
USD 41,780 DKK 273,000 Bank of America N.A. 08/04/26 (337)
USD 70,287 DKK 461,000 BNP Paribas SA 08/04/26 (833)
USD 4,126,972 DKK 27,031,000 Citibank N.A. 08/04/26 (43,192)

iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
21
Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 54,499 DKK 356,000 Deutsche Bank Securities, Inc. 08/04/26 $ (421)
USD 186,170 DKK 1,219,000 JPMorgan Chase Bank N.A. 08/04/26 (1,889)
USD 147,992 EUR 129,000 Barclays Bank PLC 08/04/26 (765)
USD 1,989,268 EUR 1,743,000 BNP Paribas SA 08/04/26 (20,672)
USD 39,583,437 EUR 34,691,000 Deutsche Bank Securities, Inc. 08/04/26 (420,484)
USD 295,096 EUR 258,000 JPMorgan Chase Bank N.A. 08/04/26 (2,417)
USD 816,959 EUR 716,000 State Street Bank & Trust Company 08/04/26 (8,697)
USD 1,161,948 GBP 867,000 Barclays Bank PLC 08/04/26 (6,552)
USD 1,321,473 GBP 988,000 BNP Paribas SA 08/04/26 (10,104)
USD 28,691,598 GBP 21,686,000 Deutsche Bank Securities, Inc. 08/04/26 (535,723)
USD 438,584 GBP 328,000 State Street Bank & Trust Company 08/04/26 (3,478)
USD 72,933 HKD 572,000 Bank of New York 08/04/26 (4)
USD 304,597 ILS 933,000 BNP Paribas SA 08/04/26 (654)
USD 80,312 ILS 246,000 Deutsche Bank Securities, Inc. 08/04/26 (172)
USD 88,916,806 JPY 14,403,007,000 Barclays Bank PLC 08/04/26 (1,608,363)
USD 2,771,156 JPY 450,166,000 BNP Paribas SA 08/04/26 (58,208)
USD 319,470 JPY 51,750,000 Deutsche Bank Securities, Inc. 08/04/26 (5,787)
USD 478,165 JPY 77,624,000 JPMorgan Chase Bank N.A. 08/04/26 (9,714)
USD 114,653 NOK 1,092,000 Bank of New York 08/04/26 (567)
USD 5,156,111 NOK 51,160,000 Barclays Bank PLC 08/04/26 (241,937)
USD 445,290 NOK 4,322,000 BNP Paribas SA 08/04/26 (10,737)
USD 20,503 NOK 198,000 Deutsche Bank Securities, Inc. 08/04/26 (389)
USD 20,276 NOK 198,000 JPMorgan Chase Bank N.A. 08/04/26 (616)
USD 8,174 NOK 81,000 Morgan Stanley & Co. International PLC 08/04/26 (372)
USD 40,640 NOK 397,000 State Street Bank & Trust Company 08/04/26 (1,248)
USD 4,675 NZD 8,000 Bank of America N.A. 08/04/26 (38)
USD 17,054 NZD 29,000 Bank of New York 08/04/26 (29)
USD 2,856 NZD 5,000 Barclays Bank PLC 08/04/26 (90)
USD 4,630 NZD 8,000 BNP Paribas SA 08/04/26 (83)
USD 6,280 NZD 11,000 Citibank N.A. 08/04/26 (199)
USD 790,948 NZD 1,396,000 Morgan Stanley & Co. International PLC 08/04/26 (31,366)
USD 48,657 NZD 84,000 State Street Bank & Trust Company 08/04/26 (823)
USD 784,510 SEK 7,603,000 BNP Paribas SA 08/04/26 (13,940)
USD 10,405,596 SEK 101,114,000 Deutsche Bank Securities, Inc. 08/04/26 (213,169)
USD 263,531 SEK 2,516,000 JPMorgan Chase Bank N.A. 08/04/26 (693)
USD 85,477 SEK 827,000 Morgan Stanley & Co. International PLC 08/04/26 (1,373)
USD 4,458,649 SGD 5,760,000 Bank of America N.A. 08/04/26 (32,754)
USD 26,351 SGD 34,000 Barclays Bank PLC 08/04/26 (161)
USD 26,313 SGD 34,000 BNP Paribas SA 08/04/26 (199)
USD 147,230 SGD 190,000 Morgan Stanley & Co. International PLC 08/04/26 (924)
USD 323,864 SGD 418,000 State Street Bank & Trust Company 08/04/26 (2,075)
CHF 2,000 USD 2,483 Barclays Bank PLC 09/02/26 (2)
EUR 4,000 USD 4,618 Barclays Bank PLC 09/02/26 —
GBP 65,000 USD 87,624 Morgan Stanley & Co. International PLC 09/02/26 (23)
HKD 510,000 USD 65,101 Bank of America N.A. 09/02/26 (2)
HKD 177,000 USD 22,596 Bank of New York 09/02/26 (3)
ILS 255,000 USD 83,578 Morgan Stanley & Co. International PLC 09/02/26 (76)
JPY 200,386,000 USD 1,269,585 Bank of America N.A. 09/02/26 (7,303)
SEK 206,000 USD 21,674 Bank of America N.A. 09/02/26 (7)
SGD 64,000 USD 50,019 Morgan Stanley & Co. International PLC 09/02/26 (12)
USD 25,580,660 AUD 36,499,000 State Street Bank & Trust Company 09/02/26 (88,653)
USD 313,686 CHF 253,000 Morgan Stanley & Co. International PLC 09/02/26 (246)
USD 10,422,146 CHF 8,403,000 State Street Bank & Trust Company 09/02/26 (4,619)
USD 4,472,396 DKK 29,054,000 Bank of America N.A. 09/02/26 (16,639)
USD 204,408 DKK 1,326,000 Barclays Bank PLC 09/02/26 (468)
USD 42,511,129 EUR 36,917,000 Bank of America N.A. 09/02/26 (108,661)

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
22
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 913,429 EUR 793,000 BNP Paribas SA 09/02/26 $ (2,071)
USD 1,526,029 GBP 1,134,000 Deutsche Bank Securities, Inc. 09/02/26 (2,281)
USD 31,651,053 GBP 23,540,000 Societe Generale 09/02/26 (74,182)
USD 3,798,752 HKD 29,762,000 Societe Generale 09/02/26 (214)
USD 9,194,298 ILS 28,089,000 BNP Paribas SA 09/02/26 (3,802)
USD 54,914 ILS 168,000 Citibank N.A. 09/02/26 (100)
USD 92,662,200 JPY 14,800,381,000 Bank of America N.A. 09/02/26 (569,129)
USD 6,088,238 NOK 57,979,000 Barclays Bank PLC 09/02/26 (26,718)
USD 20,776 NOK 197,000 Morgan Stanley & Co. International PLC 09/02/26 (2)
USD 890,289 NZD 1,514,000 Bank of America N.A. 09/02/26 (2,343)
USD 64,112 NZD 109,000 Morgan Stanley & Co. International PLC 09/02/26 (153)
USD 397,041 SEK 3,782,000 Barclays Bank PLC 09/02/26 (742)
USD 11,590,226 SEK 110,689,000 State Street Bank & Trust Company 09/02/26 (51,818)
USD 5,141,957 SGD 6,590,000 State Street Bank & Trust Company 09/02/26 (7,184)
(4,830,293)
$ (3,514,517)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 1,315,776 $ — $ — $ 1,315,776
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts (4,830,293)
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 4,830,293 $ — $ — $ 4,830,293
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ 12,387,851 $ — $ — $ 12,387,851
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ (8,777,483) $ — $ — $ (8,777,483)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 203,087,532
Average amounts sold — in USD ......................................................................................... $ 401,351,377
a

iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
23
Schedule of Investments
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Assets Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts ............................................................ $ 1,315,776  $ 4,830,293
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 1,315,776  $ 4,830,293
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 1,315,776  $ 4,830,293
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c) (d)
Bank of America N.A. .................................. $ 703,954 $ (703,954) $ — $ — $ —
Bank of New York .................................... 2,264 (978) — — 1,286
Barclays Bank PLC ................................... 27,027 (27,027) — — —
BNP Paribas SA ..................................... 289,653 (180,268) — — 109,385
Citibank N.A. ........................................ 96 (96) — — —
Deutsche Bank Securities, Inc. ............................ 3,506 (3,506) — — —
JPMorgan Chase Bank N.A. ............................. 17,357 (15,329) — — 2,028
Morgan Stanley & Co. International PLC ..................... 7,314 (7,314) — — —
Societe Generale ..................................... 74,409 (74,396) — — 13
State Street Bank & Trust Company ........................ 189,774 (189,774) — — —
UBS AG ........................................... 422 — — — 422
$ 1,315,776 $ (1,202,642) $ — $ — $ 113,134
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d) (e)
Bank of America N.A. .................................. $ 737,213 $ (703,954) $ — $ — $ 33,259
Bank of New York .................................... 978 (978) — — —
Barclays Bank PLC ................................... 1,886,049 (27,027) — — 1,859,022
BNP Paribas SA ..................................... 180,268 (180,268) — — —
Citibank N.A. ........................................ 47,041 (96) — — 46,945
Deutsche Bank Securities, Inc. ............................ 1,187,640 (3,506) — — 1,184,134
JPMorgan Chase Bank N.A. ............................. 15,329 (15,329) — — —
Morgan Stanley & Co. International PLC ..................... 39,346 (7,314) — — 32,032
Nomura Securities International, Inc. ........................ 280 — — — 280
Societe Generale ..................................... 74,396 (74,396) — — —
State Street Bank & Trust Company ........................ 661,753 (189,774) — — 471,979
$ 4,830,293 $ (1,202,642) $ — $ — $ 3,627,651
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
24
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ...................................... $ 245,125,093  $ —  $ —  $ 245,125,093
Short-Term Securities
Money Market Funds ....................................... 61,502  —  —  61,502
$ 245,186,595  $ —  $ —  $ 245,186,595
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................. $ —  $ 1,315,776  $ —  $ 1,315,776
Liabilities
Foreign Currency Exchange Contracts ............................. —  (4,830,293) —  (4,830,293)
$ —  $ (3,514,517) $ —  $ (3,514,517)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  4 .0%
ANZ Group Holdings Ltd. ................... 940,548 $ 24,581,288
APA Group ............................. 415,291 2,970,746
Aristocrat Leisure Ltd. ...................... 167,653 7,535,172
ASX Ltd. .............................. 65,057 2,509,491
BHP Group Ltd. .......................... 1,580,976 66,639,018
Brambles Ltd. ........................... 423,453 5,813,035
CAR Group Ltd. .......................... 116,908 2,134,609
Cochlear Ltd. ........................... 20,092 1,683,880
Coles Group Ltd. ......................... 419,914 7,093,596
Commonwealth Bank of Australia .............. 522,190 65,276,263
Computershare Ltd. ....................... 162,513 4,669,499
CSL Ltd. ............................... 151,918 13,134,868
Evolution Mining Ltd. ...................... 642,600 5,095,386
Fortescue Ltd. ........................... 507,654 6,587,447
Goodman Group ......................... 618,732 12,881,330
Insurance Australia Group Ltd. ................ 732,902 4,366,768
Lottery Corp. Ltd. (The) ..................... 645,448 2,528,855
Lynas Rare Earths Ltd.
(a)
.................... 283,615 2,783,616
Macquarie Group Ltd. ...................... 113,755 20,193,639
Medibank Pvt Ltd. ........................ 851,154 3,085,213
National Australia Bank Ltd. .................. 959,313 27,777,830
Northern Star Resources Ltd. ................. 424,167 5,878,446
Origin Energy Ltd. ........................ 530,874 4,005,136
PLS Group Ltd.
(a)
......................... 985,803 2,864,378
Pro Medicus Ltd. ......................... 18,493 2,103,743
Qantas Airways Ltd. ....................... 246,862 1,717,917
QBE Insurance Group Ltd. .................. 466,357 8,088,852
REA Group Ltd. .......................... 17,316 1,955,573
Rio Tinto Ltd. ........................... 110,945 13,222,611
Santos Ltd. ............................. 1,013,902 5,630,957
Scentre Group ........................... 1,598,731 4,389,340
SGH Ltd. .............................. 61,328 1,896,612
Sigma Healthcare Ltd. ..................... 1,646,586 3,395,253
Sonic Healthcare Ltd. ...................... 137,550 2,105,133
South32 Ltd. ............................ 1,405,117 4,479,658
Stockland .............................. 731,734 2,190,350
Suncorp Group Ltd. ....................... 341,173 4,590,395
Telstra Group Ltd. ........................ 1,230,433 4,343,888
Transurban Group ........................ 964,736 10,018,552
Vicinity Ltd. ............................. 1,289,506 2,423,428
Washington H Soul Pattinson & Co. Ltd. ......... 104,261 3,383,773
Wesfarmers Ltd. ......................... 352,787 22,096,931
Westpac Banking Corp. .................... 1,065,689 28,259,161
WiseTech Global Ltd. ...................... 62,834 1,619,542
Woodside Energy Group Ltd. ................. 591,837 13,851,901
Woolworths Group Ltd. ..................... 381,725 10,652,269
Xero Ltd.
(a)
............................. 49,673 2,479,926
456,985,274
a
Austria  —  0 .2%
BAWAG Group AG
(b)
....................... 23,273 4,719,660
Erste Group Bank AG ...................... 95,924 12,539,480
OMV AG .............................. 44,177 3,230,450
Raiffeisen Bank International AG .............. 40,238 2,762,683
Verbund AG
(c)
........................... 20,979 1,439,978
24,692,251
a
Belgium  —  0 .7%
Ageas SA/N.V. .......................... 43,635 3,611,106
Anheuser-Busch InBev SA/N.V. ............... 280,879 24,395,455
Argenx SE
(a)
............................ 19,374 16,593,773
D'ieteren Group .......................... 6,615 1,365,370
Elia Group SA/N.V. , Class B ................. 14,264 2,043,813
Security Shares Value
a
Belgium (continued)
Financiere de Tubize SA .................... 6,044 $ 1,351,724
Groupe Bruxelles Lambert N.V. ............... 23,233 2,095,542
KBC Group N.V. ......................... 71,178 10,239,575
Lotus Bakeries N.V. ....................... 134 1,718,711
Sofina SA .............................. 5,097 1,444,413
Syensqo SA ............................ 22,588 2,009,365
UCB SA ............................... 38,023 9,759,874
76,628,721
a
Brazil  —  1 .0%
Ambev SA ............................. 1,366,887 4,311,674
Aura Minerals, Inc. ........................ 11,182 610,202
Axia Energia SA ......................... 408,577 4,257,329
B3 SA - Brasil Bolsa Balcao .................. 1,592,939 4,943,024
Banco Bradesco SA ....................... 461,250 1,454,955
Banco BTG Pactual SA ..................... 366,571 4,107,441
Banco do Brasil SA ....................... 532,046 2,240,846
BB Seguridade Participacoes SA .............. 212,094 1,726,325
Caixa Seguridade Participacoes SA ............ 111,203 444,228
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 727,257 3,974,043
Cia Paranaense de Energia - Copel ............ 511,610 1,496,735
CPFL Energia SA ......................... 62,876 572,305
Embraer SA ............................ 211,088 3,618,247
Energisa SA ............................ 102,532 1,007,490
Eneva SA
(a)
............................. 305,775 1,587,039
Engie Brasil Energia SA .................... 73,845 434,112
Equatorial SA ........................... 334,389 2,550,226
Itau Unibanco Holding SA ................... 38,864 349,911
JBS N.V. , Class A ........................ 104,724 1,468,231
Klabin SA .............................. 259,429 933,999
Localiza Rent a Car SA ..................... 269,137 1,996,832
MBRF Global Foods Co. SA ................. 196,480 679,850
Motiva Infraestrutura de Mobilidade SA .......... 314,229 914,950
NU Holdings Ltd. , Class A
(a)
.................. 1,135,040 16,265,123
Petroleo Brasileiro SA - Petrobras .............. 1,133,519 10,965,896
Porto Seguro SA ......................... 53,840 580,975
PRIO SA
(a)
............................. 257,300 3,088,625
Raia Drogasil SA ......................... 401,837 1,464,930
Rede D'Or Sao Luiz SA
(b)
................... 221,964 1,516,789
Rumo SA .............................. 400,167 1,139,917
StoneCo Ltd. , Class A ...................... 63,246 719,423
Suzano SA ............................. 196,835 1,682,115
Telefonica Brasil SA ....................... 252,669 1,626,424
TIM SA ............................... 308,860 1,183,857
Ultrapar Participacoes SA ................... 234,778 1,530,713
Vale SA ............................... 1,095,197 16,480,402
Vibra Energia SA ......................... 328,195 2,334,007
WEG SA .............................. 471,195 4,387,403
XP, Inc. , Class A ......................... 127,968 2,183,134
112,829,727
a
Canada  —  8 .3%
Agnico Eagle Mines Ltd. .................... 158,306 22,982,799
Alamos Gold, Inc. , Class A .................. 133,419 3,707,960
Alimentation Couche-Tard, Inc. ................ 216,555 14,059,044
AltaGas Ltd. ............................ 96,054 3,822,015
ARC Resources Ltd. ....................... 178,037 4,258,359
AtkinsRealis Group, Inc. .................... 52,407 3,248,311
Bank of Montreal ......................... 214,714 38,516,339
Bank of Nova Scotia (The) ................... 383,847 33,670,982
Barrick Mining Corp. ....................... 523,553 19,215,181
BCE, Inc. .............................. 85,069 1,845,382
Bombardier, Inc. , Class B
(a)
.................. 26,072 6,281,383

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Canada (continued)
Brookfield Asset Management Ltd. , Class A ....... 107,533 $ 5,201,564
Brookfield Corp. , Class A .................... 629,399 26,750,075
Brookfield Renewable Corp. ................. 45,230 1,509,334
CAE, Inc.
(a)
............................. 86,947 2,242,753
Cameco Corp. ........................... 135,565 11,699,293
Canadian Imperial Bank of Commerce .......... 285,972 33,871,520
Canadian National Railway Co. ............... 159,712 20,307,925
Canadian Natural Resources Ltd. .............. 650,825 31,003,384
Canadian Pacific Kansas City Ltd. ............. 276,662 24,574,635
Canadian Tire Corp. Ltd. , Class A , NVS .......... 15,724 2,294,918
Canadian Utilities Ltd. , Class A , NVS ............ 49,784 1,978,788
CCL Industries, Inc. , Class B , NVS ............. 43,146 2,860,806
Celestica, Inc.
(a)
.......................... 35,745 11,827,965
Cenovus Energy, Inc. ...................... 412,481 12,437,545
CGI, Inc. .............................. 56,265 4,118,380
Constellation Software, Inc. .................. 6,250 13,388,513
Descartes Systems Group, Inc. (The)
(a)
.......... 28,047 2,106,351
Dollarama, Inc. .......................... 84,614 11,526,722
Element Fleet Management Corp. ............. 128,792 2,890,321
Emera, Inc. ............................. 91,678 4,898,954
Empire Co. Ltd. , Class A , NVS ................ 35,146 1,286,401
Enbridge, Inc. ........................... 679,793 36,990,127
Equinox Gold Corp. ....................... 225,455 2,019,984
Fairfax Financial Holdings Ltd. ................ 5,987 10,025,924
First Quantum Minerals Ltd.
(a)
................ 215,435 5,971,969
FirstService Corp. ........................ 13,275 1,869,968
Fortis, Inc. ............................. 152,278 8,668,391
Franco-Nevada Corp. ...................... 60,327 12,834,415
George Weston Ltd. ....................... 48,905 3,655,011
GFL Environmental, Inc. .................... 77,569 3,203,245
Gildan Activewear, Inc. ..................... 54,139 2,996,887
Great-West Lifeco, Inc. ..................... 79,804 5,290,854
Hydro One Ltd.
(b)
......................... 97,332 4,054,777
iA Financial Corp., Inc. ..................... 28,531 4,218,440
IGM Financial, Inc. ........................ 32,259 2,005,703
Imperial Oil Ltd. .......................... 46,346 6,008,764
Intact Financial Corp. ...................... 54,861 10,771,830
Ivanhoe Mines Ltd. , Class A
(a) (c)
............... 245,694 1,764,910
Keyera Corp. ........................... 86,279 3,665,711
Kinross Gold Corp. ........................ 372,044 8,577,567
Loblaw Companies Ltd. .................... 173,518 8,145,821
Lundin Gold, Inc. ......................... 31,243 1,749,305
Lundin Mining Corp. ....................... 213,148 5,277,574
Magna International, Inc. .................... 79,351 5,441,955
Manulife Financial Corp. .................... 518,299 23,019,079
Metro, Inc. , Class A ....................... 59,705 3,968,550
National Bank of Canada ................... 120,809 19,540,921
Nutrien Ltd. ............................. 150,702 10,401,916
Pan American Silver Corp. ................... 132,807 5,718,323
Pembina Pipeline Corp. .................... 180,639 8,831,899
Power Corp. of Canada .................... 164,506 11,242,055
RB Global, Inc. .......................... 57,187 6,272,478
Restaurant Brands International, Inc. ............ 99,390 7,350,826
Rogers Communications, Inc. , Class B , NVS ...... 113,725 3,850,190
Royal Bank of Canada ..................... 435,564 91,164,414
Saputo, Inc. ............................ 74,213 2,087,398
Shopify, Inc. , Class A
(a)
..................... 381,839 44,719,711
Stantec, Inc. ............................ 36,874 2,602,236
Sun Life Financial, Inc. ..................... 170,082 14,111,522
Suncor Energy, Inc. ....................... 370,391 24,873,281
TC Energy Corp. ......................... 323,556 21,788,127
Teck Resources Ltd. , Class B ................ 140,670 8,465,186
TELUS Corp. ........................... 152,969 1,460,017
TFI International, Inc. ...................... 24,433 3,300,899
Security Shares Value
a
Canada (continued)
Thomson Reuters Corp.
(c)
................... 41,589 $ 4,079,837
TMX Group Ltd. .......................... 88,534 3,236,068
Toromont Industries Ltd. .................... 25,625 3,854,581
Toronto-Dominion Bank (The) ................ 515,397 61,780,727
Tourmaline Oil Corp. ....................... 113,926 5,031,322
Wheaton Precious Metals Corp. ............... 141,425 15,382,876
Whitecap Resources, Inc. ................... 385,634 4,549,978
WSP Global, Inc. ......................... 42,223 5,158,564
953,436,015
a
Chile  —  0 .1%
Banco de Chile .......................... 13,831,136 2,881,666
Banco de Credito e Inversiones SA ............. 29,052 2,090,432
Banco Santander Chile ..................... 20,198,367 1,759,468
Cencosud SA ........................... 448,842 943,739
Empresas Copec SA ...................... 130,723 892,811
Enel Chile SA ........................... 11,277,530 994,509
Falabella SA ............................ 255,059 1,705,240
Latam Airlines Group SA .................... 87,354,868 2,324,452
Plaza SA .............................. 235,999 956,916
14,549,233
a
China  —  6 .9%
360 Security Technology, Inc. , Class A ........... 106,200 146,911
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 36,600 107,586
3SBio, Inc.
(a) (b)
........................... 598,500 1,278,133
AAC Technologies Holdings, Inc. .............. 227,500 1,117,886
Accelink Technologies Co. Ltd. , Class A
(a)
........ 14,300 341,687
ACM Research Shanghai, Inc. , Class A .......... 5,206 208,841
Advanced Fiber Resources Zhuhai Ltd. , Class A .... 4,300 129,704
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 19,747 1,003,989
AECC Aviation Power Co. Ltd. , Class A .......... 43,700 224,190
Agricultural Bank of China Ltd. , Class A .......... 1,652,100 1,688,077
Agricultural Bank of China Ltd. , Class H .......... 8,472,000 6,811,314
Aier Eye Hospital Group Co. Ltd. , Class A ........ 196,942 264,722
Akeso, Inc.
(a) (b)
........................... 201,000 2,408,320
Alibaba Group Holding Ltd. .................. 5,220,064 79,519,286
Alibaba Health Information Technology Ltd.
(a) (c)
..... 1,700,000 780,508
Aluminum Corp. of China Ltd. , Class A .......... 435,300 618,650
Aluminum Corp. of China Ltd. , Class H .......... 922,000 1,003,957
Amlogic Shanghai Co. Ltd. , Class A ............ 6,939 100,030
Anhui Conch Cement Co. Ltd. , Class A .......... 154,398 424,295
Anhui Conch Cement Co. Ltd. , Class H .......... 287,500 677,383
Anhui Gujing Distillery Co. Ltd. , Class A .......... 13,500 189,546
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 31,300 121,724
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 3,927 137,712
Anker Innovations Technology Co. Ltd. , Class A .... 7,600 137,342
ANTA Sports Products Ltd. .................. 389,400 3,919,083
APT Medical, Inc. , Class A ................... 5,770 194,314
Avary Holding Shenzhen Co. Ltd. , Class A ........ 32,100 387,212
Baidu, Inc. , Class A
(a)
...................... 655,938 9,086,446
Baiyin Nonferrous Group Co. Ltd. , Class A
(a)
....... 110,900 81,783
Bank of Beijing Co. Ltd. , Class A .............. 482,498 372,996
Bank of Chengdu Co. Ltd. , Class A ............. 63,600 174,248
Bank of China Ltd. , Class A .................. 308,600 276,920
Bank of China Ltd. , Class H .................. 22,013,000 15,442,226
Bank of Communications Co. Ltd. , Class A ........ 1,137,000 1,208,336
Bank of Communications Co. Ltd. , Class H ....... 2,457,800 2,368,028
Bank of Hangzhou Co. Ltd. , Class A ............ 108,200 263,592
Bank of Jiangsu Co. Ltd. , Class A .............. 412,400 722,507
Bank of Nanjing Co. Ltd. , Class A .............. 318,074 547,831

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
China (continued)
Bank of Ningbo Co. Ltd. , Class A .............. 157,777 $ 744,905
Bank of Shanghai Co. Ltd. , Class A ............. 349,799 489,541
Baoshan Iron & Steel Co. Ltd. , Class A .......... 562,596 510,633
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 10,900 133,039
Beijing Enlight Media Co. Ltd. , Class A .......... 56,300 99,265
Beijing Enterprises Holdings Ltd. .............. 123,000 496,107
Beijing Kingsoft Office Software, Inc. , Class A ...... 9,698 388,384
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 1,035,500 786,589
BeOne Medicines Ltd. , Class H
(a)
.............. 256,276 6,335,139
Bilibili, Inc. , Class Z
(a)
...................... 80,494 1,532,250
Biwin Storage Technology Co. Ltd. , Class A ....... 8,691 289,530
Bluefocus Intelligent Communications Group Co. Ltd. ,
Class A .............................. 61,500 130,640
BOC Aviation Ltd.
(b)
....................... 75,800 747,169
BOC International China Co. Ltd. , Class A ........ 67,700 118,548
BOE Technology Group Co. Ltd. , Class A ......... 933,000 759,011
Bosideng International Holdings Ltd. ............ 1,026,000 646,567
BYD Co. Ltd. , Class A ...................... 96,400 1,366,785
BYD Co. Ltd. , Class H ..................... 1,156,600 13,826,958
BYD Electronic International Co. Ltd. ............ 227,000 679,776
C&D International Investment Group Ltd.
(c)
........ 276,000 540,921
Cambricon Technologies Corp. Ltd. , Class A ....... 12,039 1,968,067
Canmax Technologies Co. Ltd. , Class A
(a)
........ 15,100 121,041
CGN Power Co. Ltd. , Class H
(b)
............... 3,580,000 1,320,106
Changchun High-Tech Industry Group Co. Ltd. , Class A 13,700 164,377
Changjiang Securities Co. Ltd. , Class A .......... 102,300 130,266
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 32,600 533,667
Chifeng Jilong Gold Mining Group Ltd. , Class A ..... 30,500 179,504
China CITIC Bank Corp. Ltd. , Class A ........... 116,000 134,340
China CITIC Bank Corp. Ltd. , Class H ........... 2,541,000 2,505,498
China Coal Energy Co. Ltd. , Class H ............ 582,000 797,703
China Construction Bank Corp. , Class A ......... 187,400 301,046
China Construction Bank Corp. , Class H ......... 26,835,050 31,488,943
China CSSC Holdings Ltd. , Class A ............ 151,000 786,563
China Energy Engineering Corp. Ltd. , Class A ..... 802,900 309,124
China Everbright Bank Co. Ltd. , Class A ......... 1,142,000 536,269
China Feihe Ltd.
(b)
........................ 690,000 289,655
China Galaxy Securities Co. Ltd. , Class A ........ 361,000 674,914
China Galaxy Securities Co. Ltd. , Class H ........ 971,500 943,519
China Gas Holdings Ltd. .................... 973,000 758,927
China Gold International Resources Corp. Ltd. ..... 76,400 1,724,824
China Great Wall Securities Co. Ltd. , Class A ...... 81,300 100,041
China Greatwall Technology Group Co. Ltd. , Class A
(a)
55,900 113,604
China Hongqiao Group Ltd. .................. 981,500 3,088,448
China International Capital Corp. Ltd. , Class A ..... 57,900 302,707
China International Capital Corp. Ltd. , Class H
(b)
.... 569,200 1,569,825
China Jushi Co. Ltd. , Class A ................. 65,700 366,983
China Life Insurance Co. Ltd. , Class A ........... 82,900 484,443
China Life Insurance Co. Ltd. , Class H .......... 2,279,000 8,484,581
China Longyuan Power Group Corp. Ltd. , Class H .. 922,000 678,369
China Mengniu Dairy Co. Ltd. ................ 890,000 2,147,416
China Merchants Bank Co. Ltd. , Class A ......... 444,200 2,605,580
China Merchants Bank Co. Ltd. , Class H ......... 1,153,593 7,484,598
China Merchants Energy Shipping Co. Ltd. , Class A . 142,000 353,084
China Merchants Port Holdings Co. Ltd. ......... 362,000 706,940
China Merchants Securities Co. Ltd. , Class A ...... 391,260 1,018,265
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 123,777 127,454
China Minsheng Banking Corp. Ltd. , Class A ...... 1,214,595 651,095
China Minsheng Banking Corp. Ltd. , Class H ...... 1,469,740 680,051
China National Building Material Co. Ltd. , Class H
(c)
.. 1,040,000 493,621
China National Nuclear Power Co. Ltd. , Class A .... 469,700 629,892
China Nonferrous Mining Corp. Ltd. ............ 486,000 917,119
Security Shares Value
a
China (continued)
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 69,900 $ 411,395
China Oilfield Services Ltd. , Class H ............ 476,000 431,698
China Overseas Land & Investment Ltd. ......... 1,152,000 1,981,416
China Pacific Insurance Group Co. Ltd. , Class A .... 162,397 776,471
China Pacific Insurance Group Co. Ltd. , Class H .... 797,600 3,113,090
China Petroleum & Chemical Corp. , Class A ....... 770,898 601,742
China Petroleum & Chemical Corp. , Class H ...... 6,881,000 3,888,636
China Power International Development Ltd.
(c)
..... 1,608,000 581,946
China Railway Group Ltd. , Class A ............. 670,496 457,313
China Railway Group Ltd. , Class H ............. 1,022,000 470,522
China Rare Earth Resources And Technology Co. Ltd. ,
Class A .............................. 14,800 104,872
China Resources Beer Holdings Co. Ltd. ......... 445,000 1,342,646
China Resources Gas Group Ltd. .............. 328,100 699,928
China Resources Land Ltd. .................. 928,000 3,926,012
China Resources Microelectronics Ltd. , Class A .... 22,162 177,838
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 186,400 948,038
China Resources Power Holdings Co. Ltd.
(c)
....... 600,000 1,478,209
China Ruyi Holdings Ltd.
(a) (c)
................. 3,612,000 663,728
China Shenhua Energy Co. Ltd. , Class A ......... 170,800 1,154,320
China Shenhua Energy Co. Ltd. , Class H ......... 989,500 5,481,707
China State Construction Engineering Corp. Ltd. , Class
A .................................. 803,698 559,525
China Taiping Insurance Holdings Co. Ltd. ........ 423,800 1,189,046
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 778,400 449,605
China Tourism Group Duty Free Corp. Ltd. , Class A .. 49,098 422,318
China Tower Corp. Ltd. , Class H
(b)
.............. 1,276,500 1,631,774
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 40,200 294,498
China United Network Communications Ltd. , Class A . 661,900 436,892
China Vanke Co. Ltd. , Class A
(a)
............... 203,800 100,862
China XD Electric Co. Ltd. , Class A ............. 91,200 180,168
China Yangtze Power Co. Ltd. , Class A .......... 484,032 2,085,242
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 63,700 78,538
Chongqing Changan Automobile Co. Ltd. , Class A ... 218,300 254,462
Chongqing Rural Commercial Bank Co. Ltd. , Class H 878,000 734,909
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(a)
................................. 75,600 145,880
Chow Tai Fook Jewellery Group Ltd. ............ 688,200 1,083,888
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 61,367 107,345
CITIC Ltd. .............................. 1,273,000 2,003,736
CITIC Securities Co. Ltd. , Class A .............. 367,600 1,546,226
CITIC Securities Co. Ltd. , Class H ............. 456,325 1,592,978
CMOC Group Ltd. , Class A .................. 473,600 1,367,236
CMOC Group Ltd. , Class H .................. 954,000 2,056,085
CNGR Advanced Material Co. Ltd. , Class A ....... 14,800 89,142
CNPC Capital Co. Ltd. , Class A ............... 134,800 143,486
Contemporary Amperex Technology Co. Ltd. , Class A 85,560 5,012,290
Contemporary Amperex Technology Co. Ltd. , Class H
(c)
53,900 4,266,980
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 114,600 286,311
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 372,000 659,813
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 232,830 538,296
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 757,749 1,524,378
CRRC Corp. Ltd. , Class A ................... 601,400 548,578
CRRC Corp. Ltd. , Class H ................... 1,177,000 789,834
CSC Financial Co. Ltd. , Class A ............... 204,800 781,764
CSI Solar Co. Ltd. , Class A .................. 59,646 92,685
CSPC Pharmaceutical Group Ltd. .............. 2,464,960 2,696,457
Dajin Heavy Industry Co. Ltd. , Class A ........... 10,700 62,492
Daqin Railway Co. Ltd. , Class A ............... 434,800 320,025

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
28
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Datang International Power Generation Co. Ltd. , Class
A .................................. 162,100 $ 141,891
Dazhong Mining Co. Ltd. , Class A .............. 26,900 103,040
Delton Technology Guangzhou, Inc. , Class A ...... 5,400 113,540
Dongfang Electric Corp. Ltd. , Class A ........... 54,000 200,851
Dosilicon Co. Ltd. , Class A
(a)
................. 7,800 117,510
East Money Information Co. Ltd. , Class A ......... 315,542 941,490
Eastroc Beverage Group Co. Ltd. , Class A ........ 17,480 351,698
Empyrean Technology Co. Ltd. , Class A .......... 8,100 104,592
ENN Energy Holdings Ltd. ................... 235,700 1,410,412
Eoptolink Technology, Inc. Ltd. , Class A .......... 27,160 1,591,171
Eve Energy Co. Ltd. , Class A ................. 42,800 343,920
Everbright Securities Co. Ltd. , Class A ........... 75,700 165,861
EverProX Technologies Co. Ltd. , Class A ......... 5,300 109,867
Far East Horizon Ltd. ...................... 679,000 596,341
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 24,500 119,385
Focus Media Information Technology Co. Ltd. , Class A 391,350 325,762
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 109,276 621,122
Founder Technology Group Corp. , Class A
(a)
....... 63,500 86,137
Foxconn Industrial Internet Co. Ltd. , Class A ....... 199,900 1,677,011
Full Truck Alliance Co. Ltd. , ADR .............. 343,215 3,257,110
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 37,800 333,788
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 172,000 1,300,628
Ganfeng Lithium Group Co. Ltd. , Class A ......... 44,400 326,701
Ganfeng Lithium Group Co. Ltd. , Class H
(b)
....... 135,800 637,948
GCL Technology Holdings Ltd.
(a)
............... 7,811,000 607,581
GD Power Development Co. Ltd. , Class A ........ 161,500 121,532
GDS Holdings Ltd. , Class A
(a) (c)
................ 355,800 1,447,802
Geely Automobile Holdings Ltd. ............... 2,015,000 5,087,346
Genscript Biotech Corp.
(a)
................... 324,000 745,306
Geovis Technology Co. Ltd. , Class A ............ 13,155 65,129
GF Securities Co. Ltd. , Class A ............... 207,287 654,856
GF Securities Co. Ltd. , Class H ............... 315,800 688,651
Giant Biogene Holding Co. Ltd.
(b)
.............. 136,600 536,585
Giant Network Group Co. Ltd. , Class A .......... 29,800 129,441
GigaDevice Semiconductor, Inc. , Class A ......... 13,300 742,659
GoerTek, Inc. , Class A ..................... 72,500 248,303
Goldwind Science & Technology Co. Ltd. , Class A ... 61,300 166,505
Gotion High-tech Co. Ltd. , Class A ............. 30,300 128,030
Great Wall Motor Co. Ltd. , Class H ............. 782,500 905,985
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 32,400 202,947
Guangdong Haid Group Co. Ltd. , Class A ........ 16,400 120,159
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 48,200 202,652
Guangdong Investment Ltd. .................. 822,000 887,088
Guangzhou Haige Communications Group, Inc. Co. ,
Class A .............................. 47,300 69,801
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 37,100 196,003
Guobo Electronics Co. Ltd. , Class A ............ 7,518 80,478
Guocheng Mining Co. Ltd. , Class A ............. 21,500 88,664
Guolian Minsheng Securities Co. Ltd. , Class A ..... 177,700 237,021
Guosen Securities Co. Ltd. , Class A ............ 116,200 177,384
Guotai Haitong Securities Co. Ltd. ............. 502,257 1,363,696
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 557,184 1,061,643
H World Group Ltd. , Class A , ADR ............. 60,068 2,564,303
Haidilao International Holding Ltd.
(b)
............ 456,000 689,924
Haier Smart Home Co. Ltd. , Class A ............ 126,800 434,978
Haier Smart Home Co. Ltd. , Class H ............ 737,000 2,124,649
Haisco Pharmaceutical Group Co. Ltd. , Class A .... 14,900 137,694
Haitian International Holdings Ltd. ............. 123,000 326,147
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 11,200 429,721
Hangzhou First Applied Material Co. Ltd. , Class A ... 46,600 101,138
Security Shares Value
a
China (continued)
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 414,000 $ 1,695,120
Hebei Changshan Biochemical Pharmaceutical Co.
Ltd. , Class A
(a)
......................... 18,200 67,175
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 26,000 100,455
Henan Shijia Photons Technology Co. Ltd. , Class A .. 7,829 104,364
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 106,400 409,396
Hengan International Group Co. Ltd. ............ 153,500 484,225
Hengli Petrochemical Co. Ltd. , Class A .......... 137,700 340,415
Hengtong Optic-electric Co. Ltd. , Class A ......... 45,200 316,772
Hesai Group , Class B
(a) (c)
.................... 296,480 626,608
Hgtech Co. Ltd. , Class A .................... 18,100 254,559
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 15,120 526,041
Horizon Robotics , Class B
(a) (c)
................. 1,492,200 990,442
Hua Hong Grace Semiconductor Ltd.
(a) (b)
......... 229,000 3,732,028
Hua Hong Grace Semiconductor Ltd. , Class A
(a)
.... 7,000 245,870
Huafon Chemical Co. Ltd. , Class A ............. 71,500 116,138
Huaneng Power International, Inc. , Class H ....... 1,434,000 1,102,043
Huaqin Co. Ltd. , Class A .................... 17,640 212,059
Huatai Securities Co. Ltd. , Class A ............. 304,200 883,203
Huatai Securities Co. Ltd. , Class H
(b)
............ 312,000 672,582
Huaxia Bank Co. Ltd. , Class A ................ 361,100 372,734
Hubei Feilihua Quartz Glass Co. Ltd. , Class A
(a)
.... 9,400 101,315
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 7,700 105,266
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 15,100 141,642
Hwatsing Technology Co. Ltd. , Class A .......... 8,762 333,161
Hygon Information Technology Co. Ltd. , Class A .... 44,023 1,805,024
IEIT Systems Co. Ltd. , Class A ................ 22,500 238,275
Iflytek Co. Ltd. , Class A ..................... 48,500 302,734
Industrial & Commercial Bank of China Ltd. , Class A . 1,111,640 1,315,092
Industrial & Commercial Bank of China Ltd. , Class H . 20,659,285 19,762,414
Industrial Bank Co. Ltd. , Class A ............... 443,942 1,242,587
Industrial Securities Co. Ltd. , Class A ........... 129,200 115,585
Ingenic Semiconductor Co. Ltd. , Class A ......... 8,900 166,521
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A
(a)
674,800 222,889
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 25,600 102,250
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 28,300 133,695
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 142,999 573,347
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 328,300 945,176
Innovent Biologics, Inc.
(a) (b)
................... 446,500 4,930,337
J&T Global Express Ltd.
(a)
................... 826,400 1,063,056
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 89,524 99,513
JCET Group Co. Ltd. , Class A ................ 27,800 269,664
JD Health International, Inc.
(a) (b)
............... 357,600 1,799,521
JD Logistics, Inc.
(a) (b)
....................... 595,300 1,141,514
JD.com, Inc. , Class A ...................... 722,858 11,890,994
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 78,300 136,344
Jiangsu Etern Co. Ltd. , Class A ............... 25,100 118,669
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 28,600 459,517
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 130,656 1,045,798
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 36,700 233,036
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 61,600 259,152
Jiangxi Copper Co. Ltd. , Class H .............. 353,000 1,588,290
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 35,200 109,165
Jinko Solar Co. Ltd. , Class A
(a)
................ 155,375 99,676
JL Mag Rare-Earth Co. Ltd. , Class A ............ 22,100 83,667
Kanzhun Ltd. , ADR ....................... 120,907 1,968,366
KE Holdings, Inc. , Class A ................... 643,686 3,610,371
Kingboard Laminates Holdings Ltd. ............. 347,500 1,294,560
Kingdee International Software Group Co. Ltd.
(a) (c)
... 896,000 962,925

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
China (continued)
Kingfa Sci & Tech Co. Ltd. , Class A ............. 43,500 $ 99,543
Kingsoft Corp. Ltd. ........................ 318,800 1,093,749
Kuaishou Technology , Class B
(b)
............... 868,300 4,835,686
Kuang-Chi Technologies Co. Ltd. , Class A ........ 33,000 150,894
Kunlun Energy Co. Ltd. ..................... 1,058,000 978,462
Kunlun Tech Co. Ltd. , Class A
(a)
............... 18,900 120,593
Kweichow Moutai Co. Ltd. , Class A ............. 24,100 4,820,393
Laopu Gold Co. Ltd. , Class H
(c)
................ 12,200 501,774
Legend Biotech Corp. , Class A , ADR
(a)
........... 23,312 432,438
Lenovo Group Ltd. ........................ 2,322,000 7,101,124
Lens Technology Co. Ltd. , Class A ............. 96,425 449,332
Leo Group Co. Ltd. , Class A ................. 115,200 79,038
Li Auto, Inc. , Class A
(a)
..................... 390,606 2,660,279
Li Ning Co. Ltd. .......................... 691,000 1,334,888
Lingyi iTech Guangdong Co. , Class A ........... 115,300 210,993
Longfor Group Holdings Ltd.
(b) (c)
............... 588,500 515,026
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 165,696 318,541
Loongson Technology Corp. Ltd. , Class A
(a)
....... 6,479 101,987
Luxshare Precision Industry Co. Ltd. , Class A ...... 137,088 1,167,390
Luzhou Laojiao Co. Ltd. , Class A .............. 32,900 442,622
Mango Excellent Media Co. Ltd. , Class A ......... 56,100 135,921
Maxscend Microelectronics Co. Ltd. , Class A
(a)
..... 8,900 89,285
Meituan , Class B
(a) (b)
....................... 1,573,460 18,577,019
Midea Group Co. Ltd. , Class A ................ 82,500 1,070,019
Midea Group Co. Ltd. , Class H ................ 114,500 1,450,689
MINISO Group Holding Ltd. .................. 155,432 507,509
MMG Ltd.
(a)
............................. 1,444,000 1,549,696
Montage Technology Co. Ltd. , Class A ........... 22,387 678,088
Muyuan Foods Group Co. Ltd. , Class A .......... 111,958 650,945
NARI Technology Co. Ltd. , Class A ............. 183,344 660,378
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 53,219 184,782
NAURA Technology Group Co. Ltd. , Class A ....... 14,080 1,429,391
NetEase, Inc. ........................... 547,985 14,579,805
New China Life Insurance Co. Ltd. , Class A ....... 81,400 759,667
New China Life Insurance Co. Ltd. , Class H ....... 242,100 1,492,869
New Hope Liuhe Co. Ltd. , Class A
(a)
............ 161,407 167,255
New Oriental Education & Technology Group, Inc. ... 419,910 2,462,480
Nexchip Semiconductor Corp. , Class A
(a)
......... 33,821 185,726
Ningbo Deye Technology Corp. , Class A ......... 28,458 344,963
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 12,900 78,559
Ningbo Tuopu Group Co. Ltd. , Class A .......... 35,200 242,735
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 149,200 513,387
NIO, Inc. , Class A
(a)
....................... 555,688 2,726,673
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 612,000 3,408,231
OmniVision Integrated Circuits Group, Inc. , Class A .. 25,585 335,389
Orient Overseas International Ltd. ............. 44,000 860,402
Orient Securities Co. Ltd. , Class A ............. 389,060 529,257
PDD Holdings, Inc. , ADR
(a)
.................. 177,740 15,740,654
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 129,000 140,600
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 2,587,000 1,798,465
PetroChina Co. Ltd. , Class A ................. 342,800 563,959
PetroChina Co. Ltd. , Class H ................. 6,758,000 8,599,279
PICC Property & Casualty Co. Ltd. , Class H ....... 2,126,285 4,437,654
Ping An Bank Co. Ltd. , Class A ................ 458,500 789,567
Ping An Insurance Group Co. of China Ltd. , Class A . 192,206 1,560,153
Ping An Insurance Group Co. of China Ltd. , Class H . 2,062,500 15,408,464
Piotech, Inc. , Class A ...................... 5,023 493,752
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 175,300 137,064
Pony AI, Inc. , Class A
(a)
..................... 55,000 438,867
Pop Mart International Group Ltd.
(b) (c)
............ 159,400 3,307,804
Postal Savings Bank of China Co. Ltd. , Class A ..... 909,400 697,627
Security Shares Value
a
China (continued)
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 2,564,000 $ 1,660,685
Power Construction Corp. of China Ltd. , Class A .... 248,000 179,488
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 127,300 513,561
QuantumCTek Co. Ltd. , Class A ............... 2,054 116,833
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 29,600 276,914
Raytron Technology Co. Ltd. , Class A ........... 7,562 158,135
Remegen Co. Ltd. , Class A
(a)
................. 6,761 112,994
Remegen Co. Ltd. , Class H
(a) (b)
................ 59,500 620,033
RoboTechnik Intelligent Technology Co. Ltd. , Class A . 2,900 178,248
Rockchip Electronics Co. Ltd. , Class A .......... 7,100 197,683
Rongsheng Petrochemical Co. Ltd. , Class A ....... 210,950 386,133
SAIC Motor Corp. Ltd. , Class A ............... 166,400 278,909
Sanan Optoelectronics Co. Ltd. , Class A
(a)
........ 75,100 136,120
Sangfor Technologies, Inc. , Class A ............ 6,900 123,393
Sany Heavy Industry Co. Ltd. , Class A ........... 220,227 670,191
Satellite Chemical Co. Ltd. , Class A ............ 53,500 200,452
SDIC Power Holdings Co. Ltd. , Class A .......... 57,600 130,086
SenseTime Group, Inc. , Class B
(a) (b)
............ 8,660,000 1,604,506
Seres Group Co. Ltd. , Class A ................ 35,100 323,852
SF Holding Co. Ltd. , Class A ................. 103,200 534,999
SG Micro Corp. , Class A .................... 10,700 151,368
Shaanxi Coal Industry Co. Ltd. , Class A .......... 216,400 793,696
Shandong Gold Mining Co. Ltd. , Class A ......... 97,900 409,818
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 257,750 665,333
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 16,900 130,728
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 67,000 205,898
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 43,030 137,327
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 145,900 102,090
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 8,416 138,629
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 6,260 97,109
Shanghai Electric Group Co. Ltd. , Class A ........ 206,900 211,316
Shanghai Electric Power Co. Ltd. , Class A ........ 45,600 97,692
Shanghai Pudong Development Bank Co. Ltd. , Class A 652,200 918,544
Shanghai Putailai New Energy Technology Group Co.
Ltd. , Class A .......................... 37,700 132,860
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 122,800 156,200
Shanghai Stonehill Technology Co. Ltd. , Class A .... 95,600 95,693
Shanghai United Imaging Healthcare Co. Ltd. , Class A 20,950 358,453
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 22,300 106,087
Shanjin International Gold Co. Ltd. , Class A ....... 41,800 144,644
Shannon Semiconductor Technology Co. Ltd. , Class A 8,600 184,864
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 49,100 109,804
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 27,880 524,681
Sharetronic Data Technology Co. Ltd. , Class A ..... 8,900 283,649
Shengyi Electronics Co. Ltd. , Class A ........... 12,128 169,494
Shengyi Technology Co. Ltd. , Class A ........... 47,000 734,385
Shennan Circuits Co. Ltd. , Class A ............. 13,300 606,210
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 1,705,306 1,183,839
Shenzhen Envicool Technology Co. Ltd. , Class A ... 22,360 156,839
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 22,200 90,621
Shenzhen Inovance Technology Co. Ltd. , Class A ... 33,500 317,833
Shenzhen Kedali Industry Co. Ltd. , Class A ....... 4,100 110,326
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 17,200 184,968
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 7,700 395,430
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 9,900 156,327
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 26,300 618,725

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 21,800 $ 107,491
Shenzhen Sunway Communication Co. Ltd. , Class A . 17,000 144,305
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 4,200 240,312
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 19,411 184,792
Shenzhou International Group Holdings Ltd. ....... 235,000 1,335,580
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(a)
.. 8,602 379,591
Sichuan Huafeng Technology Co. Ltd. , Class A
(a)
.... 7,104 144,496
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 17,800 1,094,441
Sino Biopharmaceutical Ltd. ................. 3,250,000 2,085,155
Sinoma Science & Technology Co. Ltd. , Class A .... 27,500 175,310
Sinomine Resource Group Co. Ltd. , Class A ....... 10,400 72,391
Sinopharm Group Co. Ltd. , Class H ............ 370,400 821,397
Sinotruk Hong Kong Ltd. .................... 263,000 1,363,137
Skyverse Technology Co. Ltd. , Class A
(a)
......... 5,984 306,517
Smoore International Holdings Ltd.
(b) (c)
........... 525,000 616,267
Sungrow Power Supply Co. Ltd. , Class A ......... 40,820 627,283
Sunny Optical Technology Group Co. Ltd. ........ 200,000 1,429,432
Sunwoda Electronic Co. Ltd. , Class A ........... 30,200 85,182
SUPCON Technology Co. Ltd. , Class A .......... 13,142 180,869
Suzhou Centec Communications Co. Ltd. , Class A
(a)
. 4,402 221,639
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 34,400 872,351
Suzhou Everbright Photonics Co. Ltd. , Class A
(a)
.... 3,027 101,385
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 4,900 107,847
Suzhou TFC Optical Communication Co. Ltd. , Class A 20,720 522,210
TAL Education Group , ADR
(a)
................. 116,572 1,457,150
TBEA Co. Ltd. , Class A ..................... 86,900 269,474
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 100,825 131,489
Tencent Holdings Ltd. ...................... 1,921,500 117,409,387
Tencent Music Entertainment Group , ADR ........ 182,599 1,725,561
Tianqi Lithium Corp. , Class A
(a)
................ 24,400 163,968
Tianshan Aluminum Group Co. Ltd. , Class A ....... 51,100 100,010
Tingyi Cayman Islands Holding Corp. ........... 506,000 766,342
Tongcheng Travel Holdings Ltd. ............... 368,000 669,936
TongFu Microelectronics Co. Ltd. , Class A ........ 24,200 203,229
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 143,100 132,042
Tongwei Co. Ltd. , Class A
(a)
.................. 85,800 148,363
Trina Solar Co. Ltd. , Class A
(a)
................ 59,884 120,422
Trip.com Group Ltd.
(a)
...................... 187,160 8,768,532
Tsingtao Brewery Co. Ltd. , Class A ............. 18,200 150,934
Tsingtao Brewery Co. Ltd. , Class H ............. 156,000 927,471
UBTech Robotics Corp. Ltd. , Class H
(a) (c)
......... 62,250 646,649
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 9,700 93,273
Unisplendour Corp. Ltd. , Class A .............. 41,700 214,848
United Nova Technology Co. Ltd. , Class A
(a)
....... 98,575 113,462
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 32,100 104,112
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 9,649 274,554
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 17,800 501,949
Vipshop Holdings Ltd. , ADR .................. 98,030 1,503,780
Wanhua Chemical Group Co. Ltd. , Class A ........ 64,431 709,750
Want Want China Holdings Ltd. ............... 1,529,000 658,984
Wanxiang Qianchao Co. Ltd. , Class A ........... 54,900 91,117
Weichai Power Co. Ltd. , Class A ............... 71,400 295,509
Weichai Power Co. Ltd. , Class H .............. 646,000 2,701,056
Wens Foodstuff Group Co. Ltd. , Class A ......... 164,760 343,796
Wolong Electric Group Co. Ltd. , Class A ......... 27,100 127,195
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 64,000 119,239
Wuliangye Yibin Co. Ltd. , Class A .............. 77,400 893,476
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 37,300 572,460
WuXi AppTec Co. Ltd. , Class A ................ 69,414 1,319,186
Security Shares Value
a
China (continued)
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 112,036 $ 2,297,549
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 1,084,500 5,352,552
WuXi XDC Cayman, Inc.
(a)
................... 117,500 775,070
XCMG Construction Machinery Co. Ltd. , Class A .... 158,600 210,401
Xiamen Tungsten Co. Ltd. , Class A ............. 25,800 179,406
Xiaomi Corp. , Class B
(a) (b)
................... 5,369,400 19,702,922
Xinyi Solar Holdings Ltd. .................... 1,514,000 425,004
XPeng, Inc. , Class A
(a)
..................... 397,932 2,581,105
XtalPi Holdings Ltd.
(a) (c)
..................... 466,000 406,693
Yadea Group Holdings Ltd.
(b)
................. 320,000 437,825
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class A .............................. 3,500 139,692
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 131,000 1,588,979
Yankuang Energy Group Co. Ltd. , Class A ........ 55,300 165,336
Yankuang Energy Group Co. Ltd. , Class H ........ 1,102,700 1,678,536
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 18,500 368,814
Yealink Network Technology Corp. Ltd. , Class A .... 20,100 115,690
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 105,300 173,268
YTO Express Group Co. Ltd. , Class A ........... 51,100 142,639
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 2,228 358,851
Yum China Holdings, Inc. ................... 111,157 5,267,118
Yunnan Aluminium Co. Ltd. , Class A ............ 48,800 192,756
Yunnan Baiyao Group Co. Ltd. , Class A .......... 53,698 420,510
Yunnan Energy New Material Group Co. Ltd. , Class A
(a)
16,900 131,630
Yunnan Tin Co. Ltd. , Class A ................. 20,100 101,309
Yunnan Yuntianhua Co. Ltd. , Class A ........... 27,200 120,091
Yutong Bus Co. Ltd. , Class A ................. 32,900 156,888
Zangge Mining Co. Ltd. , Class A ............... 26,900 320,269
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 22,600 466,696
Zhaojin Mining Industry Co. Ltd. , Class H ......... 517,500 1,402,850
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 124,800 250,151
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 78,400 148,671
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 32,000 119,509
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 38,600 228,257
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 21,300 121,359
Zhejiang Juhua Co. Ltd. , Class A .............. 42,100 245,846
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
153,672 784,502
Zhejiang NHU Co. Ltd. , Class A ............... 51,100 227,104
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 32,400 179,935
Zhongji Innolight Co. Ltd. , Class A ............. 21,100 2,807,745
Zhongjin Gold Corp. Ltd. , Class A .............. 86,500 295,447
Zhuzhou CRRC Times Electric Co. Ltd. , Class A .... 14,072 98,389
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 132,600 569,231
Zijin Mining Group Co. Ltd. , Class A ............ 473,000 2,312,567
Zijin Mining Group Co. Ltd. , Class H ............ 1,762,000 7,481,415
ZTE Corp. , Class A ....................... 57,400 287,253
ZTE Corp. , Class H
(c)
...................... 225,600 713,951
ZTO Express Cayman, Inc. .................. 125,929 3,013,631
801,077,699
a
Colombia  —  0 .0%
Grupo Cibest SA ......................... 62,024 1,757,893
Interconexion Electrica SA ESP ............... 138,293 1,310,597
3,068,490
a
Czech Republic  —  0 .0%
CEZ A.S. .............................. 39,671 2,555,642
Komercni Banka A.S. ...................... 24,005 1,202,164
Moneta Money Bank A.S.
(b)
.................. 63,542 581,491
4,339,297
a

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Denmark  —  1 .0%
AP Moller - Maersk A.S. , Class A .............. 899 $ 2,343,891
AP Moller - Maersk A.S. , Class B , NVS .......... 914 2,454,207
Carlsberg A.S. , Class B .................... 28,807 4,241,965
Coloplast A.S. , Class B ..................... 38,524 2,547,581
Danske Bank A.S. ........................ 198,122 11,401,854
Demant A.S.
(a) (c)
.......................... 27,861 1,205,932
DSV A.S. .............................. 59,901 12,945,857
Genmab A.S.
(a)
.......................... 19,065 5,487,639
Novo Nordisk A.S. , Class B .................. 1,004,541 47,516,371
Novonesis Novozymes B ................... 107,416 6,993,143
Orsted A.S.
(a) (b)
.......................... 145,359 3,240,830
Pandora A.S. ........................... 23,357 2,924,963
ROCKWOOL A.S. , Class B .................. 29,103 929,871
Tryg A.S. .............................. 95,532 2,273,432
Vestas Wind Systems A.S. .................. 299,302 8,056,449
114,563,985
a
Egypt  —  0 .0%
Commercial International Bank - Egypt (CIB) ...... 746,350 2,068,032
Eastern Co. SAE ......................... 383,895 273,426
Talaat Moustafa Group ..................... 97,438 187,022
2,528,480
a
Finland  —  0 .5%
Elisa OYJ .............................. 43,668 1,761,078
Fortum OYJ ............................ 136,539 3,104,044
Kesko OYJ , Class B ....................... 87,956 2,191,628
Kone OYJ , Class B ....................... 103,038 5,944,978
Metso OYJ ............................. 197,530 3,697,408
Neste OYJ ............................. 129,667 4,595,188
Nokia OYJ ............................. 1,576,571 14,572,137
Orion OYJ , Class B ....................... 34,550 3,229,981
Sampo OYJ , Class A ...................... 758,345 8,396,202
Stora Enso OYJ , Class R ................... 174,752 2,009,572
UPM-Kymmene OYJ ...................... 160,819 4,375,207
Wartsila OYJ Abp ......................... 154,440 5,237,413
59,114,836
a
France  —  5 .9%
Abivax SA
(a) (c)
........................... 18,893 2,344,743
Accor SA .............................. 58,414 3,037,879
Aeroports de Paris SA ..................... 11,171 1,548,363
Air Liquide SA ........................... 195,131 38,442,459
Airbus SE .............................. 184,770 43,376,327
Alstom SA
(a) (c)
........................... 108,552 2,011,026
Amundi SA
(b)
............................ 20,144 2,201,125
ArcelorMittal SA .......................... 133,309 9,416,592
AXA SA ............................... 505,145 26,181,464
Ayvens SA
(b)
............................ 110,785 1,493,129
BioMerieux ............................. 13,680 1,090,405
BNP Paribas SA ......................... 305,856 38,864,694
Bollore SE ............................. 224,374 1,002,030
Bouygues SA ........................... 63,079 3,553,224
Bureau Veritas SA ........................ 109,943 3,517,080
Capgemini SE ........................... 47,927 5,696,637
Carrefour SA ............................ 170,258 3,124,571
Cie de Saint-Gobain SA .................... 132,382 12,442,198
Cie Generale des Etablissements Michelin SCA .... 197,381 7,978,230
Covivio SA ............................. 16,846 1,028,399
Credit Agricole SA ........................ 316,925 7,081,833
Danone SA ............................. 194,152 15,102,324
Dassault Aviation SA ...................... 5,967 2,061,298
Dassault Systemes SE ..................... 208,487 4,850,449
Eiffage SA ............................. 22,079 3,138,078
Engie SA .............................. 564,694 17,602,137
Security Shares Value
a
France (continued)
EssilorLuxottica SA ....................... 93,044 $ 17,615,256
Eurofins Scientific SE ...................... 36,050 2,842,930
Euronext N.V.
(b)
.......................... 23,676 4,329,058
Gecina SA ............................. 14,446 1,251,499
Getlink SE ............................. 94,702 2,020,253
Hermes International SCA ................... 8,346 14,788,055
Ipsen SA .............................. 11,269 2,177,457
Kering SA .............................. 22,492 7,424,009
Klepierre SA ............................ 68,527 3,112,567
Legrand SA ............................ 78,572 11,945,240
L'Oreal SA ............................. 74,140 33,021,601
LVMH Moet Hennessy Louis Vuitton SE .......... 77,195 42,390,474
Orange SA ............................. 555,363 10,611,706
Pernod Ricard SA ........................ 63,160 4,922,267
Publicis Groupe SA ....................... 71,806 7,663,891
Renault SA ............................. 58,751 1,855,137
Rexel SA .............................. 56,120 2,328,738
Safran SA .............................. 107,715 42,329,979
Sanofi SA .............................. 335,350 28,877,543
Sartorius Stedim Biotech .................... 8,910 1,722,660
Schneider Electric SE ...................... 169,719 57,023,088
Societe Generale SA ...................... 202,028 18,989,954
Sodexo SA ............................. 26,146 1,719,276
STMicroelectronics N.V. .................... 197,915 10,572,303
Thales SA .............................. 29,212 8,316,085
TotalEnergies SE ......................... 609,512 53,734,857
Unibail-Rodamco-Westfield
(a)
................. 35,783 4,359,745
Veolia Environnement SA ................... 187,300 7,453,295
Vinci SA ............................... 148,942 21,029,529
684,615,146
a
Germany  —  5 .2%
adidas AG ............................. 50,885 9,414,897
Allianz SE , Registered ..................... 118,326 58,938,407
BASF SE .............................. 278,691 16,179,016
Bayer AG , Registered ...................... 306,596 17,014,769
Bayerische Motoren Werke AG ............... 104,346 7,152,234
Beiersdorf AG
(c)
.......................... 29,413 2,732,205
Brenntag SE ............................ 36,374 2,564,967
Commerzbank AG
(c)
....................... 203,826 8,889,667
Continental AG .......................... 34,422 2,862,645
CTS Eventim AG & Co. KGaA ................ 18,235 1,230,330
Daimler Truck Holding AG ................... 143,683 8,126,806
Delivery Hero SE , Class A
(a) (b)
................. 52,007 2,267,131
Deutsche Bank AG , Registered ............... 568,831 20,936,381
Deutsche Boerse AG ...................... 57,342 17,272,394
Deutsche Lufthansa AG , Registered ............ 184,381 1,934,715
Deutsche Post AG ........................ 283,996 18,971,431
Deutsche Telekom AG , Registered ............. 1,073,446 33,127,589
E.ON SE .............................. 698,005 15,037,303
Evonik Industries AG ...................... 76,933 1,556,330
Fresenius Medical Care AG .................. 58,480 3,001,301
Fresenius SE & Co. KGaA ................... 130,047 6,684,054
GEA Group AG .......................... 46,043 3,270,964
Hannover Rueck SE ....................... 19,119 5,510,985
Heidelberg Materials AG .................... 41,253 7,679,860
Henkel AG & Co. KGaA .................... 33,737 2,764,418
Hensoldt AG
(c)
........................... 18,826 1,729,335
HOCHTIEF AG .......................... 4,793 2,456,529
Infineon Technologies AG ................... 407,129 29,217,014
Knorr-Bremse AG ........................ 20,596 2,449,600
Mercedes-Benz Group AG ................... 222,979 12,056,285
Merck KGaA
(c)
........................... 40,231 6,648,904
MTU Aero Engines AG ..................... 16,688 6,996,914

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
32
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 40,807 $ 24,512,745
Nemetschek SE .......................... 17,680 1,191,715
QIAGEN N.V. ........................... 63,693 2,620,895
Rational AG ............................ 1,686 1,312,647
Rheinmetall AG .......................... 14,549 19,233,030
RWE AG .............................. 200,305 13,176,653
SAP SE ............................... 324,939 59,559,731
Scout24 SE
(b)
........................... 22,083 1,893,255
Siemens AG , Registered .................... 231,525 75,858,325
Siemens Energy AG ....................... 241,494 41,257,552
Siemens Healthineers AG
(b)
.................. 105,879 4,508,814
Symrise AG , Class A ...................... 42,219 4,332,513
Talanx AG .............................. 18,686 2,483,642
Vonovia SE ............................. 223,714 5,427,444
Zalando SE
(a) (b)
.......................... 65,516 2,136,817
596,181,158
a
Greece  —  0 .2%
Allwyn AG .............................. 45,323 700,546
Alpha Bank SA .......................... 516,056 2,558,983
Eurobank SA ............................ 772,074 3,989,727
GEK TERNA SA ......................... 15,496 811,140
Hellenic Telecommunications Organization SA ..... 34,927 806,085
JUMBO SA ............................. 30,079 840,515
National Bank of Greece SA ................. 263,926 4,938,331
Piraeus Bank SA
(a)
........................ 337,845 3,940,646
Public Power Corp. SA ..................... 65,724 1,693,582
20,279,555
a
Hong Kong  —  1 .1%
AIA Group Ltd. .......................... 3,319,400 33,462,507
BOC Hong Kong Holdings Ltd. ................ 1,204,000 8,006,675
China Renewable Energy Investment Ltd.
(a) (d)
...... 7,401 —
CK Asset Holdings Ltd. ..................... 584,560 3,560,565
CK Hutchison Holdings Ltd. .................. 842,560 7,894,176
CK Infrastructure Holdings Ltd. ................ 258,000 2,057,948
CLP Holdings Ltd. ........................ 537,500 5,344,010
Futu Holdings Ltd. , ADR .................... 16,388 1,722,707
Galaxy Entertainment Group Ltd.
(c)
............. 599,000 2,612,235
Henderson Land Development Co. Ltd. .......... 410,617 1,488,637
HKT Trust & HKT Ltd. , Class SS ............... 1,341,000 2,270,106
Hong Kong & China Gas Co. Ltd. .............. 3,617,748 3,238,741
Hong Kong Exchanges & Clearing Ltd. .......... 250,400 13,046,542
Hongkong Land Holdings Ltd. ................ 341,400 2,768,323
Jardine Matheson Holdings Ltd. ............... 50,900 3,380,519
Link REIT .............................. 832,620 4,150,188
MTR Corp. Ltd.
(c)
......................... 561,500 2,369,063
Power Assets Holdings Ltd. .................. 468,500 3,527,073
Sands China Ltd. ......................... 814,400 1,527,246
Sino Land Co. Ltd. ........................ 1,204,000 1,639,897
SITC International Holdings Co. Ltd. ............ 417,000 2,102,429
Sun Hung Kai Properties Ltd. ................. 433,000 6,795,871
Swire Pacific Ltd. , Class A ................... 115,500 1,466,782
Techtronic Industries Co. Ltd. ................. 444,000 7,459,180
WH Group Ltd.
(b)
......................... 2,499,500 2,689,382
Wharf Real Estate Investment Co. Ltd. .......... 507,000 1,714,666
Zijin Gold International Co. Ltd. ............... 104,400 1,578,705
127,874,173
a
Hungary  —  0 .1%
MOL Hungarian Oil & Gas PLC
(a)
.............. 131,736 1,886,141
OTP Bank Nyrt .......................... 68,068 10,083,716
Security Shares Value
a
Hungary (continued)
Richter Gedeon Nyrt ....................... 42,641 $ 1,588,768
13,558,625
a
India  —  3 .8%
ABB India Ltd. ........................... 15,526 1,184,472
Adani Enterprises Ltd. ..................... 51,738 1,631,168
Adani Ports & Special Economic Zone Ltd. ........ 159,721 2,837,685
Adani Power Ltd.
(a)
........................ 907,356 2,007,601
Aditya Birla Capital Ltd.
(a)
................... 266,198 1,127,518
Alkem Laboratories Ltd. .................... 13,233 797,530
Ambuja Cements Ltd. ...................... 195,496 884,816
APL Apollo Tubes Ltd. ..................... 61,182 1,166,409
Apollo Hospitals Enterprise Ltd. ............... 31,632 2,967,630
Ashok Leyland Ltd. ....................... 907,233 1,579,328
Asian Paints Ltd. ......................... 116,803 3,359,853
Astral Ltd. .............................. 40,881 620,307
AU Small Finance Bank Ltd.
(b)
................ 150,981 1,657,033
Aurobindo Pharma Ltd. ..................... 87,245 1,444,193
Avenue Supermarts Ltd.
(a) (b)
.................. 48,593 1,998,145
Axis Bank Ltd. ........................... 682,312 8,786,352
Bajaj Auto Ltd. ........................... 20,372 2,459,113
Bajaj Finance Ltd. ........................ 738,949 8,833,624
Bajaj Finserv Ltd. ......................... 120,443 2,559,981
Bajaj Holdings & Investment Ltd. .............. 8,398 998,126
Balkrishna Industries Ltd. ................... 26,155 677,985
Bank of Baroda .......................... 328,080 833,902
Bharat Electronics Ltd. ..................... 1,107,500 4,501,340
Bharat Forge Ltd. ......................... 78,343 1,804,755
Bharat Heavy Electricals Ltd. ................. 343,689 1,465,183
Bharat Petroleum Corp. Ltd. ................. 477,201 1,594,794
Bharti Airtel Ltd. .......................... 922,719 19,062,749
Bosch Ltd. ............................. 2,512 1,081,461
Britannia Industries Ltd. .................... 32,716 1,856,658
BSE Ltd. .............................. 21,498 821,134
Canara Bank ............................ 632,947 828,530
CG Power & Industrial Solutions Ltd. ............ 208,973 1,890,535
Cholamandalam Investment and Finance Co. Ltd. ... 129,653 2,512,513
Cipla Ltd. .............................. 163,418 2,522,076
Coal India Ltd. ........................... 530,578 2,303,485
Colgate-Palmolive India Ltd. ................. 41,063 893,410
Coromandel International Ltd. ................ 36,930 802,529
Cummins India Ltd. ....................... 42,922 2,482,411
Dabur India Ltd. .......................... 166,604 735,805
Divi's Laboratories Ltd. ..................... 36,831 3,109,209
Dixon Technologies India Ltd. ................ 11,565 1,702,027
DLF Ltd. ............................... 215,974 1,491,782
Dr Reddy's Laboratories Ltd. ................. 163,530 1,961,987
Eicher Motors Ltd. ........................ 42,159 3,459,024
Eternal Ltd.
(a)
............................ 767,959 2,433,767
Federal Bank Ltd. ........................ 567,733 2,134,389
Fortis Healthcare Ltd. ...................... 159,435 1,579,582
FSN E-Commerce Ventures Ltd.
(a)
............. 387,513 1,354,538
GAIL India Ltd. .......................... 743,176 1,411,940
GE Vernova T&D India Ltd. .................. 41,820 1,893,626
GMR Airports Ltd.
(a)
....................... 932,477 1,028,271
Godrej Consumer Products Ltd. ............... 129,807 1,455,893
Godrej Properties Ltd. ..................... 48,657 1,073,697
Grasim Industries Ltd. ...................... 90,347 2,934,523
Havells India Ltd. ......................... 74,251 980,937
HCL Technologies Ltd. ..................... 281,041 3,974,067
HDFC Asset Management Co. Ltd.
(b)
............ 58,713 1,608,564
HDFC Bank Ltd. ......................... 3,546,495 27,775,457
HDFC Life Insurance Co. Ltd.
(b)
............... 278,848 1,602,172
Hero MotoCorp Ltd. ....................... 36,774 2,075,905
Hindalco Industries Ltd. .................... 404,856 4,148,501

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
India (continued)
Hindustan Aeronautics Ltd. .................. 53,132 $ 2,588,094
Hindustan Petroleum Corp. Ltd. ............... 288,371 1,173,516
Hindustan Unilever Ltd. ..................... 205,966 4,533,877
Hitachi Energy India Ltd. .................... 3,970 1,338,001
ICICI Bank Ltd. .......................... 1,648,889 24,781,398
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 64,258 1,093,447
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 129,307 698,149
IDFC First Bank Ltd. ....................... 1,039,415 922,150
Indian Bank ............................ 83,866 734,706
Indian Hotels Co. Ltd. (The) , Class A ............ 270,778 2,096,051
Indian Oil Corp. Ltd. ....................... 892,364 1,308,126
Indus Towers Ltd.
(a)
....................... 406,134 1,665,323
IndusInd Bank Ltd. ........................ 185,344 1,965,569
Info Edge India Ltd. ....................... 123,322 1,584,016
Infosys Ltd. ............................. 949,565 11,279,929
InterGlobe Aviation Ltd.
(b)
................... 60,074 3,252,923
ITC Ltd. ............................... 904,244 2,662,056
Jindal Stainless Ltd. ....................... 106,354 818,961
Jindal Steel Ltd. .......................... 121,455 1,404,462
Jio Financial Services Ltd. ................... 880,526 2,366,315
JSW Energy Ltd. ......................... 149,440 868,597
JSW Steel Ltd. .......................... 199,694 2,658,081
Kotak Mahindra Bank Ltd. ................... 1,643,318 6,717,816
L&T Finance Ltd. ......................... 141,585 461,717
Larsen & Toubro Ltd. ...................... 202,571 8,355,222
Lodha Developers Ltd.
(b)
.................... 89,460 1,166,113
LTM Ltd.
(b)
............................. 20,981 960,516
Lupin Ltd. .............................. 72,766 1,841,743
Mahindra & Mahindra Ltd. ................... 276,089 9,830,872
Mankind Pharma Ltd. ...................... 35,258 912,367
Marico Ltd. ............................. 179,223 1,634,972
Maruti Suzuki India Ltd. .................... 37,544 5,598,743
Max Healthcare Institute Ltd. ................. 223,204 2,568,980
Mphasis Ltd. ............................ 31,303 770,294
MRF Ltd. .............................. 635 883,382
Multi Commodity Exchange of India Ltd. ......... 1,556 43,910
Muthoot Finance Ltd. ...................... 31,957 1,044,097
National Aluminium Co. Ltd. .................. 257,299 946,619
Nestle India Ltd. ......................... 193,672 3,062,838
NHPC Ltd. ............................. 1,010,531 833,726
NMDC Ltd. ............................. 1,015,041 905,270
NTPC Ltd. ............................. 1,301,019 4,731,294
Oberoi Realty Ltd. ........................ 41,232 789,485
Oil & Natural Gas Corp. Ltd. ................. 849,807 2,164,997
Oil India Ltd. ............................ 140,730 678,084
One 97 Communications Ltd.
(a)
................ 124,083 1,745,864
Oracle Financial Services Software Ltd. .......... 6,939 813,684
Page Industries Ltd. ....................... 1,802 762,235
PB Fintech Ltd.
(a)
......................... 112,606 1,890,401
Persistent Systems Ltd. .................... 33,296 1,937,865
Petronet LNG Ltd. ........................ 251,595 739,975
Phoenix Mills Ltd. (The) .................... 63,733 1,264,883
PI Industries Ltd. ......................... 28,068 809,198
Pidilite Industries Ltd. ...................... 100,224 1,692,408
Polycab India Ltd. ........................ 17,413 1,661,026
Power Finance Corp. Ltd. ................... 438,408 1,948,793
Power Grid Corp. of India Ltd. ................ 1,386,489 4,127,272
Prestige Estates Projects Ltd. ................ 53,943 913,598
Punjab National Bank ...................... 707,761 835,592
REC Ltd. .............................. 424,217 1,657,457
Reliance Industries Ltd. .................... 1,885,727 25,818,328
Samvardhana Motherson International Ltd. ....... 1,295,620 2,046,304
SBI Cards & Payment Services Ltd. ............ 52,324 361,726
SBI Life Insurance Co. Ltd.
(b)
................. 137,987 2,720,233
Security Shares Value
a
India (continued)
Shree Cement Ltd. ........................ 2,311 $ 630,973
Shriram Finance Ltd. ...................... 439,227 4,813,986
Siemens Energy India Ltd. ................... 26,917 911,263
Siemens Ltd. ............................ 27,733 1,092,362
Solar Industries India Ltd. ................... 7,724 1,488,865
SRF Ltd. .............................. 42,729 1,174,022
State Bank of India ........................ 552,490 5,946,131
Sun Pharmaceutical Industries Ltd. ............. 287,161 5,987,398
Sundaram Finance Ltd. ..................... 21,400 1,045,907
Supreme Industries Ltd. .................... 19,859 721,190
Suzlon Energy Ltd.
(a)
...................... 3,394,832 1,705,876
Swiggy Ltd.
(a)
........................... 458,887 1,369,684
Tata Communications Ltd. ................... 36,940 679,881
Tata Consultancy Services Ltd. ............... 256,221 6,356,729
Tata Consumer Products Ltd. ................. 186,828 2,119,902
Tata Motors Ltd. .......................... 579,570 2,651,198
Tata Motors Passenger Vehicles Ltd. ............ 577,405 2,055,304
Tata Power Co. Ltd. (The) ................... 520,798 2,077,817
Tata Steel Ltd. ........................... 2,265,006 4,506,665
Tech Mahindra Ltd. ....................... 157,452 2,733,892
Titan Co. Ltd. ........................... 104,768 5,348,940
Torrent Pharmaceuticals Ltd. ................. 35,916 1,928,941
Torrent Power Ltd. ........................ 56,308 833,249
Trent Ltd. .............................. 82,551 2,599,774
Tube Investments of India Ltd. ................ 36,268 1,046,123
TVS Motor Co. Ltd. ....................... 73,830 3,335,578
UltraTech Cement Ltd. ..................... 33,716 4,204,642
Union Bank of India Ltd. .................... 493,365 885,269
United Spirits Ltd. ........................ 93,714 1,488,995
UPL Ltd. ............................... 160,734 1,017,930
Varun Beverages Ltd. ...................... 412,890 1,913,296
Vedanta Aluminium Metal Ltd. ................ 430,823 2,050,829
Vedanta Ltd. ............................ 430,823 1,196,059
Vishal Mega Mart Ltd.
(a)
..................... 586,433 658,241
Vodafone Idea Ltd.
(a)
....................... 8,614,755 1,174,677
Voltas Ltd. ............................. 67,864 945,225
WAAREE Energies Ltd. .................... 27,904 782,678
Wipro Ltd. .............................. 741,176 1,429,598
Yes Bank Ltd.
(a)
.......................... 4,592,023 1,095,303
Zydus Lifesciences Ltd. .................... 71,445 843,520
436,053,555
a
Indonesia  —  0 .2%
Astra International Tbk PT ................... 5,148,400 1,459,200
Bank Central Asia Tbk PT ................... 15,510,200 5,435,933
Bank Mandiri Persero Tbk PT ................ 11,566,568 2,691,191
Bank Negara Indonesia Persero Tbk PT ......... 4,158,300 814,237
Bank Rakyat Indonesia Persero Tbk PT .......... 19,022,716 3,199,161
Barito Pacific Tbk PT ...................... 5,873,088 597,489
Bumi Resources Minerals Tbk PT
(a)
............. 19,252,600 596,466
Charoen Pokphand Indonesia Tbk PT ........... 2,670,500 488,271
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 273,384,200 759,654
Telkom Indonesia Persero Tbk PT ............. 13,820,000 2,017,592
United Tractors Tbk PT ..................... 421,345 560,810
18,620,004
a
Ireland  —  0 .2%
AIB Group PLC .......................... 620,413 7,378,956
Bank of Ireland Group PLC .................. 296,146 6,219,034
Kerry Group PLC , Class A ................... 45,988 4,390,453
Kingspan Group PLC ...................... 48,769 4,532,774
Ryanair Holdings PLC ..................... 170,013 4,767,418
27,288,635
a

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
34
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Israel  —  0 .7%
Azrieli Group Ltd. ......................... 15,568 $ 2,055,159
Bank Hapoalim BM ....................... 342,837 8,323,381
Bank Leumi Le-Israel BM ................... 459,911 10,866,923
Check Point Software Technologies Ltd.
(a)
........ 26,186 3,329,026
CyberArk Software Ltd.
(a)
.................... 12,487 561,915
Elbit Systems Ltd. ........................ 8,903 7,192,136
Enlight Renewable Energy Ltd.
(a) (c)
............. 43,829 3,719,752
Harel Insurance Investments & Financial Services Ltd. 38,094 2,183,837
ICL Group Ltd.
(c)
......................... 238,447 1,218,479
Israel Discount Bank Ltd. , Class A ............. 374,408 3,907,507
Mizrahi Tefahot Bank Ltd. ................... 60,227 4,481,978
Nova Ltd.
(a)
............................. 9,758 3,877,548
OPC Energy Ltd.
(a) (c)
....................... 51,890 1,628,065
Phoenix Financial Ltd. ..................... 69,455 3,894,305
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 366,581 12,834,001
Tower Semiconductor Ltd.
(a)
.................. 34,998 7,666,881
77,740,893
a
Italy  —  2 .0%
Banca Mediolanum SpA .................... 69,398 1,859,516
Banca Monte dei Paschi di Siena SpA ........... 594,944 7,968,313
Banco BPM SpA ......................... 355,984 6,499,624
BPER Banca SpA ........................ 479,104 7,785,058
Buzzi SpA .............................. 23,691 1,123,790
Davide Campari-Milano N.V. ................. 190,821 1,299,627
Enel SpA .............................. 2,408,100 27,195,633
Eni SpA ............................... 572,921 15,936,759
Ferrari N.V. ............................. 37,748 14,842,249
FinecoBank Banca Fineco SpA ............... 186,037 5,096,828
Generali ............................... 254,697 12,907,795
Intesa Sanpaolo SpA ...................... 4,292,687 32,449,732
Italgas SpA ............................. 211,710 2,184,017
Leonardo SpA ........................... 125,642 8,007,731
Moncler SpA ............................ 70,455 4,007,392
Poste Italiane SpA ........................ 141,150 4,270,148
Prysmian SpA ........................... 86,628 11,954,074
Recordati Industria Chimica e Farmaceutica SpA ... 31,882 1,899,179
Snam SpA ............................. 643,318 4,362,222
Stellantis N.V.
(a)
.......................... 635,611 3,659,572
Telecom Italia SpA
(a)
....................... 540,926 4,593,465
Tenaris SA ............................. 106,880 3,066,346
Terna - Rete Elettrica Nazionale ............... 432,593 4,959,301
UniCredit SpA ........................... 423,086 39,902,016
Unipol Assicurazioni SpA .................... 120,815 3,780,241
231,610,628
a
Japan  —  13 .7%
Advantest Corp. .......................... 228,300 45,107,958
Aeon Co. Ltd. ........................... 675,700 5,797,316
AGC, Inc. .............................. 59,500 2,243,923
Aisin Corp. ............................. 133,000 1,833,632
Ajinomoto Co., Inc. ........................ 267,200 8,240,010
ANA Holdings, Inc. ........................ 31,500 615,251
Asahi Group Holdings Ltd. ................... 443,000 4,623,234
Asahi Kasei Corp. ........................ 378,500 4,040,466
Asics Corp. ............................. 214,300 6,318,511
Astellas Pharma, Inc. ...................... 542,700 7,453,877
Bandai Namco Holdings, Inc. ................. 161,100 4,666,941
Bridgestone Corp. ........................ 338,400 8,356,929
Canon, Inc. ............................. 251,900 7,011,662
Capcom Co. Ltd. ......................... 85,700 2,152,815
Central Japan Railway Co. .................. 236,900 5,895,218
Chiba Bank Ltd. (The) ...................... 174,600 2,838,133
Chubu Electric Power Co., Inc. ................ 202,900 3,513,226
Chugai Pharmaceutical Co. Ltd. ............... 210,200 9,120,861
Security Shares Value
a
Japan (continued)
Dai Nippon Printing Co. Ltd. ................. 109,700 $ 1,989,104
Daifuku Co. Ltd. .......................... 96,400 3,551,008
Daiichi Life Group, Inc. ..................... 1,081,400 13,038,833
Daiichi Sankyo Co. Ltd. ..................... 533,500 8,622,174
Daikin Industries Ltd. ...................... 82,500 11,950,518
Daito Trust Construction Co. Ltd. .............. 85,300 1,806,202
Daiwa House Industry Co. Ltd. ................ 160,500 4,713,329
Daiwa Securities Group, Inc. ................. 424,700 4,750,965
Denso Corp. ............................ 527,600 6,478,350
Disco Corp. ............................. 27,100 9,686,468
East Japan Railway Co. .................... 299,700 6,895,660
Ebara Corp. ............................ 141,300 4,796,794
Eisai Co. Ltd. ........................... 76,000 2,284,776
ENEOS Holdings, Inc. ..................... 820,100 6,772,817
FANUC Corp. ........................... 291,900 11,762,249
Fast Retailing Co. Ltd. ..................... 59,600 29,184,288
Fuji Electric Co. Ltd. ....................... 43,600 3,804,940
FUJIFILM Holdings Corp. ................... 349,000 8,215,328
Fujikura Ltd. ............................ 472,400 11,987,784
Fujitsu Ltd. ............................. 528,500 12,181,541
Furukawa Electric Co. Ltd. ................... 203,000 3,873,630
Hankyu Hanshin Holdings, Inc. ................ 72,600 2,148,082
Hikari Tsushin, Inc. ........................ 5,700 1,393,745
Hitachi Ltd. ............................. 1,380,200 45,229,893
Honda Motor Co. Ltd. ...................... 1,124,500 11,334,535
Hoya Corp. ............................. 105,600 16,148,026
Hulic Co. Ltd. ........................... 113,100 1,243,506
Ibiden Co. Ltd. ........................... 72,400 7,243,102
Idemitsu Kosan Co. Ltd. .................... 243,060 1,989,818
IHI Corp. .............................. 304,600 5,325,916
Inpex Corp. ............................. 272,700 6,285,371
Isuzu Motors Ltd. ......................... 162,100 2,418,457
ITOCHU Corp. .......................... 1,747,300 21,927,934
Japan Exchange Group, Inc. ................. 313,500 4,264,573
Japan Post Bank Co. Ltd. ................... 565,800 10,939,815
Japan Post Holdings Co. Ltd. ................. 533,300 7,889,832
Japan Post Insurance Co. Ltd. ................ 150,600 1,658,272
Japan Tobacco, Inc. ....................... 344,500 15,360,179
JFE Holdings, Inc. ........................ 168,200 1,908,418
JX Advanced Metals Corp. .................. 171,300 3,968,709
Kajima Corp. ............................ 121,800 4,069,852
Kansai Electric Power Co., Inc. (The) ........... 295,700 4,478,221
Kao Corp. .............................. 274,900 5,650,861
Kawasaki Heavy Industries Ltd. ............... 233,600 3,990,974
Kawasaki Kisen Kaisha Ltd. .................. 103,800 1,849,595
KDDI Corp. ............................. 914,600 16,850,330
Keyence Corp. .......................... 58,800 29,493,293
Kikkoman Corp. .......................... 209,000 2,152,483
Kioxia Holdings Corp.
(a)
..................... 98,100 27,344,039
Kirin Holdings Co. Ltd. ..................... 232,000 4,291,942
Komatsu Ltd. ........................... 268,800 11,663,294
Konami Group Corp. ...................... 29,300 3,774,412
Kubota Corp. ........................... 301,000 5,106,610
Kyocera Corp. ........................... 376,000 8,575,352
Kyowa Kirin Co. Ltd. ....................... 72,000 1,155,782
Lasertec Corp. .......................... 24,200 5,559,518
LY Corp. ............................... 803,000 2,237,353
Makita Corp. ............................ 68,100 2,193,529
Marubeni Corp. .......................... 441,400 14,266,342
MINEBEA MITSUMI, Inc. ................... 105,300 2,398,115
Mitsubishi Chemical Group Corp. .............. 379,400 2,791,948
Mitsubishi Corp. .......................... 945,300 28,257,634
Mitsubishi Electric Corp. .................... 593,600 21,383,305
Mitsubishi Estate Co. Ltd. ................... 323,400 7,851,237

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Japan (continued)
Mitsubishi HC Capital, Inc. ................... 263,600 $ 2,427,018
Mitsubishi Heavy Industries Ltd. ............... 1,003,000 23,432,413
Mitsubishi UFJ Financial Group, Inc. ............ 3,334,300 74,476,585
Mitsui & Co. Ltd. ......................... 737,700 22,635,790
Mitsui Fudosan Co. Ltd. .................... 775,900 7,558,359
Mitsui Kinzoku Co. Ltd. ..................... 17,200 3,238,295
Mitsui OSK Lines Ltd. ...................... 102,900 3,801,324
Mizuho Financial Group, Inc. ................. 739,660 38,347,074
MS&AD Insurance Group Holdings, Inc. ......... 376,400 11,586,934
Murata Manufacturing Co. Ltd. ................ 505,200 23,019,093
NEC Corp. ............................. 382,700 11,373,330
Nexon Co. Ltd. .......................... 94,100 1,474,777
NIDEC CORP.
(a)
.......................... 256,700 4,122,046
Nintendo Co. Ltd. ......................... 340,600 16,247,345
Nippon Building Fund, Inc. ................... 2,275 1,918,977
Nippon Paint Holdings Co. Ltd. ................ 284,700 2,148,327
Nippon Sanso Holdings Corp. ................ 52,600 1,890,930
Nippon Steel Corp. ........................ 1,496,930 6,098,222
Nippon Yusen KK ......................... 118,400 4,546,261
Nissan Motor Co. Ltd.
(a) (c)
.................... 712,300 1,503,862
Nitori Holdings Co. Ltd. ..................... 119,400 1,926,279
Nitto Denko Corp. ........................ 208,300 4,398,548
Nomura Holdings, Inc. ..................... 937,700 9,071,770
Nomura Research Institute Ltd. ............... 115,500 3,416,900
NTT, Inc. .............................. 9,441,300 9,049,611
Obayashi Corp. .......................... 190,000 3,734,314
Obic Co. Ltd. ............................ 97,600 2,799,515
Olympus Corp. .......................... 330,700 3,779,695
Oriental Land Co. Ltd. ..................... 339,400 6,774,307
ORIX Corp. ............................. 344,100 13,887,646
Osaka Gas Co. Ltd. ....................... 102,600 3,520,094
Otsuka Corp. ........................... 69,300 1,429,974
Otsuka Holdings Co. Ltd. ................... 130,700 9,062,660
Pan Pacific International Holdings Corp. ......... 586,200 3,324,029
Panasonic Holdings Corp. ................... 725,700 19,189,295
Rakuten Group, Inc.
(a)
...................... 442,200 2,305,696
Recruit Holdings Co. Ltd. ................... 414,100 32,747,366
Renesas Electronics Corp. .................. 539,600 10,815,609
Resona Holdings, Inc. ..................... 652,600 8,849,777
Resonac Holdings Corp. .................... 55,000 4,581,449
Ryohin Keikaku Co. Ltd. .................... 159,000 4,170,612
Sanrio Co. Ltd. .......................... 297,300 2,377,765
SBI Holdings, Inc. ........................ 170,800 3,224,409
SCREEN Holdings Co. Ltd. .................. 47,100 3,593,006
Secom Co. Ltd. .......................... 121,600 5,238,045
Seibu Holdings, Inc. ....................... 62,400 1,397,440
Sekisui House Ltd. ........................ 179,800 3,936,230
Seven & i Holdings Co. Ltd. .................. 592,500 7,856,619
Shimano, Inc. ........................... 21,900 2,764,440
Shimizu Corp. ........................... 151,400 2,230,247
Shin-Etsu Chemical Co. Ltd. ................. 510,800 18,210,074
Shionogi & Co. Ltd. ....................... 238,900 4,319,620
Shiseido Co. Ltd. ......................... 121,300 2,396,115
SMC Corp. ............................. 17,100 7,388,231
SoftBank Corp. .......................... 9,080,300 12,744,906
SoftBank Group Corp. ..................... 1,157,500 36,053,206
Sompo Holdings, Inc. ...................... 256,300 11,378,849
Sony Group Corp. ........................ 1,822,700 42,594,428
Subaru Corp. ........................... 166,600 2,835,939
Sumitomo Corp. ......................... 1,270,800 13,190,850
Sumitomo Electric Industries Ltd. .............. 893,500 11,825,554
Sumitomo Metal Mining Co. Ltd. ............... 75,800 3,810,120
Sumitomo Mitsui Financial Group, Inc. ........... 1,137,000 48,855,647
Sumitomo Mitsui Trust Group, Inc. ............. 770,800 7,925,891
Security Shares Value
a
Japan (continued)
Sumitomo Realty & Development Co. Ltd. ........ 181,200 $ 4,061,476
Suntory Beverage & Food Ltd. ................ 30,800 892,955
Suzuki Motor Corp. ....................... 489,400 6,388,405
T&D Holdings, Inc. ........................ 136,200 4,292,456
Taisei Corp. ............................ 44,600 3,612,708
Takeda Pharmaceutical Co. Ltd. ............... 495,113 17,000,014
TDK Corp. ............................. 591,500 11,373,632
Terumo Corp. ........................... 413,400 6,064,535
Toho Co. Ltd. ........................... 155,200 1,484,645
Tokio Marine Holdings, Inc. .................. 559,200 28,500,385
Tokyo Electron Ltd. ....................... 139,800 46,740,320
Tokyo Gas Co. Ltd. ....................... 91,600 3,536,205
TOPPAN Holdings, Inc. ..................... 70,300 1,971,272
Toray Industries, Inc. ...................... 422,400 3,034,206
Toyota Motor Corp. ....................... 2,950,100 55,829,655
Toyota Tsusho Corp. ....................... 200,800 8,334,271
Unicharm Corp. .......................... 346,600 2,198,467
West Japan Railway Co. .................... 120,800 2,279,473
Yamaha Motor Co. Ltd. ..................... 268,400 2,245,134
Yokogawa Electric Corp. .................... 66,600 2,375,269
Yokohama Financial Group, Inc. ............... 323,500 3,682,335
Zensho Holdings Co. Ltd. ................... 27,400 1,710,897
1,578,679,379
a
Kuwait  —  0 .2%
Boubyan Bank KSCP ...................... 646,218 1,346,359
Gulf Bank KSCP ......................... 436,789 496,806
Kuwait Finance House KSCP ................. 3,554,946 9,018,506
Mabanee Co. KPSC ....................... 143,068 429,300
Mobile Telecommunications Co. KSCP .......... 694,333 1,341,053
National Bank of Kuwait SAKP ................ 2,558,237 7,100,939
Warba Bank KSCP ........................ 637,671 576,238
20,309,201
a
Malaysia  —  0 .3%
AMMB Holdings Bhd ...................... 625,500 1,035,969
CELCOMDIGI Bhd ........................ 1,209,600 882,558
CIMB Group Holdings Bhd .................. 2,432,100 4,696,842
Gamuda Bhd
(c)
.......................... 1,425,500 1,489,421
Hong Leong Bank Bhd ..................... 234,300 1,264,158
IHH Healthcare Bhd ....................... 644,600 1,317,928
IOI Corp. Bhd ........................... 1,059,900 1,148,265
Kuala Lumpur Kepong Bhd .................. 113,700 585,422
Malayan Banking Bhd ...................... 1,822,700 4,859,302
Maxis Bhd ............................. 1,025,000 928,182
MISC Bhd .............................. 168,200 328,868
Petronas Chemicals Group Bhd ............... 815,300 956,235
Petronas Gas Bhd ........................ 368,600 1,582,098
Press Metal Aluminium Holdings Bhd ........... 1,231,500 2,390,636
Public Bank Bhd ......................... 4,140,100 5,233,998
RHB Bank Bhd .......................... 647,895 1,355,120
SD Guthrie Bhd .......................... 398,500 640,681
Sunway Bhd ............................ 717,300 925,502
Telekom Malaysia Bhd ..................... 131,500 249,322
Tenaga Nasional Bhd ...................... 838,200 2,994,443
YTL Power International Bhd ................. 832,840 850,973
35,715,923
a
Mexico  —  0 .6%
America Movil SAB de CV , Series B ............ 4,815,414 6,136,216
Arca Continental SAB de CV ................. 151,600 1,737,148
Cemex SAB de CV, CPO , NVS ............... 4,728,444 5,599,491
Coca-Cola Femsa SAB de CV ................ 151,400 1,636,950
Fibra Uno Administracion SA de CV ............ 898,295 1,617,704
Fomento Economico Mexicano SAB de CV ....... 496,800 6,352,167

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
36
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Mexico (continued)
Gruma SAB de CV , Class B .................. 52,765 $ 786,715
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 96,592 1,290,143
Grupo Aeroportuario del Pacifico SAB de CV , Class B 119,990 2,608,611
Grupo Aeroportuario del Sureste SAB de CV , Class B 56,295 1,558,981
Grupo Bimbo SAB de CV , Series A ............. 409,200 1,463,901
Grupo Carso SAB de CV , Series A1 ............ 163,800 1,402,176
Grupo Financiero Banorte SAB de CV , Class O .... 756,700 8,763,468
Grupo Financiero Inbursa SAB de CV
(c)
.......... 530,700 1,363,252
Grupo Mexico SAB de CV , Series B ............ 919,205 11,024,410
Industrias Penoles SAB de CV ................ 60,028 2,763,378
Kimberly-Clark de Mexico SAB de CV , Class A ..... 537,947 1,248,620
Prologis Property Mexico SA de CV ............ 332,210 1,491,919
Promotora y Operadora de Infraestructura SAB de CV 60,903 961,711
Sigma Foods SAB de CV ................... 842,028 858,582
Wal-Mart de Mexico SAB de CV ............... 1,507,000 4,372,340
65,037,883
a
Netherlands  —  3 .3%
ABN AMRO Bank N.V., CVA ................. 194,301 8,789,693
Adyen N.V.
(a) (b)
........................... 8,347 8,490,700
Aegon Ltd. ............................. 388,411 3,691,225
AerCap Holdings N.V. ...................... 51,632 7,791,269
Akzo Nobel N.V. ......................... 50,227 3,518,025
ASM International N.V. ..................... 14,591 13,513,436
ASML Holding N.V. ....................... 120,824 199,111,295
ASR Nederland N.V. ....................... 47,592 3,890,971
BE Semiconductor Industries N.V. ............. 22,313 5,116,791
Coca-Cola Europacific Partners PLC ............ 63,017 6,897,841
CSG N.V.
(a)
............................. 44,184 841,707
CVC Capital Partners PLC
(b)
................. 67,005 1,125,023
DSM-Firmenich AG ....................... 50,940 5,491,727
EXOR N.V. ............................. 24,222 1,939,717
Heineken Holding N.V. ..................... 38,250 3,217,819
Heineken N.V. ........................... 90,079 8,155,781
ING Groep N.V. .......................... 913,910 32,116,210
InPost SA
(a)
............................. 82,245 1,466,887
Koninklijke Ahold Delhaize N.V. ............... 279,031 11,055,830
Koninklijke KPN N.V. ...................... 1,185,746 5,598,903
Koninklijke Philips N.V. ..................... 239,887 6,320,504
Magnum Ice Cream Co. N.V. (The)
(a)
............ 153,143 2,861,921
NN Group N.V. .......................... 82,270 7,754,863
Prosus N.V.
(a)
........................... 406,094 18,872,325
Universal Music Group N.V. .................. 316,520 5,222,438
Wolters Kluwer N.V. ....................... 72,174 5,666,280
X5 Retail Group N.V. , GDR
(a) (d)
................ 16,185 2
378,519,183
a
New Zealand  —  0 .1%
Auckland International Airport Ltd. ............. 497,126 2,548,868
Contact Energy Ltd. ....................... 303,558 1,623,319
Fisher & Paykel Healthcare Corp. Ltd. ........... 172,917 4,135,620
Infratil Ltd. ............................. 290,782 2,524,212
Meridian Energy Ltd. ...................... 458,480 1,537,413
12,369,432
a
Norway  —  0 .4%
Aker BP ASA ............................ 95,818 3,416,333
DNB Bank ASA .......................... 265,867 8,560,546
Equinor ASA ............................ 224,737 9,225,658
Gjensidige Forsikring ASA ................... 62,879 1,875,739
Kongsberg Gruppen ASA ................... 130,581 4,081,044
Mowi ASA .............................. 142,683 3,055,590
Norsk Hydro ASA ......................... 402,151 3,709,451
Orkla ASA .............................. 220,932 2,454,100
Security Shares Value
a
Norway (continued)
Salmar ASA ............................ 22,928 $ 1,249,991
Telenor ASA ............................ 190,688 2,692,066
Var Energi ASA .......................... 258,496 1,298,686
Yara International ASA ..................... 50,584 2,386,138
44,005,342
a
Peru  —  0 .1%
Cia de Minas Buenaventura SAA , ADR .......... 53,631 1,623,947
Credicorp Ltd. ........................... 21,150 8,472,267
Southern Copper Corp. ..................... 28,113 5,136,526
15,232,740
a
Philippines  —  0 .1%
Ayala Corp. ............................. 65,540 547,467
Ayala Land, Inc. .......................... 2,345,020 645,926
Bank of the Philippine Islands ................ 540,993 903,706
BDO Unibank, Inc. ........................ 739,376 1,498,811
International Container Terminal Services, Inc. ..... 337,210 5,295,390
Manila Electric Co. ........................ 62,440 489,565
Metropolitan Bank & Trust Co. ................ 586,148 627,695
PLDT, Inc. ............................. 28,570 568,025
SM Investments Corp. ..................... 63,665 616,642
SM Prime Holdings, Inc. .................... 3,362,900 1,005,192
12,198,419
a
Poland  —  0 .4%
Allegro.eu SA
(a) (b)
......................... 290,546 3,499,965
Asseco Poland SA
(c)
....................... 12,781 684,522
Bank Millennium SA
(a)
...................... 194,412 1,074,388
Bank Polska Kasa Opieki SA ................. 53,828 3,548,061
Budimex SA ............................ 3,911 758,539
CD Projekt SA
(a)
.......................... 19,817 1,325,558
Dino Polska SA
(a) (b)
........................ 154,023 1,320,652
Erste Bank Polska SA ...................... 11,749 2,316,382
KGHM Polska Miedz SA .................... 45,613 3,781,061
LPP SA ............................... 343 1,995,189
mBank SA
(a)
............................ 4,291 1,555,840
ORLEN SA ............................. 181,725 7,211,082
PGE Polska Grupa Energetyczna SA
(a)
.......... 237,754 642,574
Powszechna Kasa Oszczednosci Bank Polski SA ... 270,951 8,115,763
Powszechny Zaklad Ubezpieczen SA ........... 181,042 3,447,694
Zabka Group SA ......................... 124,547 1,061,487
42,338,757
a
Portugal  —  0 .1%
Banco Comercial Portugues SA , Class R ......... 2,537,796 3,126,833
Banco Espirito Santo SA , Registered
(a) (d)
......... 4 —
EDP Renewables SA ...................... 108,403 1,682,083
EDP SA ............................... 939,455 4,837,537
Galp Energia SGPS SA .................... 129,839 2,948,722
Jeronimo Martins SGPS SA .................. 89,935 1,803,637
14,398,812
a
Qatar  —  0 .1%
Al Rayan Bank .......................... 1,770,015 965,899
Commercial Bank PSQC (The) ................ 1,013,469 1,143,512
Dukhan Bank ........................... 428,663 382,092
Industries Qatar QSC ...................... 482,141 1,394,060
Mesaieed Petrochemical Holding Co. ........... 1,216,376 365,305
Nebras Energy .......................... 218,999 887,939
Ooredoo QPSC .......................... 373,984 1,282,890
Qatar Fuel QSC .......................... 91,366 348,390
Qatar Gas Transport Co. Ltd. ................. 855,853 971,488
Qatar International Islamic Bank QSC ........... 261,103 775,983
Qatar Islamic Bank QPSC ................... 511,737 3,052,377

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Qatar (continued)
Qatar National Bank QPSC .................. 1,354,904 $ 6,164,730
17,734,665
a
Russia  —  0 .0%
Alrosa PJSC
(a) (d)
.......................... 504,040 63
Mobile TeleSystems PJSC
(a) (d)
................ 193,438 24
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 287,200 36
Ozon Holdings PLC , ADR
(a) (d)
................. 8,288 1
PhosAgro PJSC , GDR
(a) (d)
................... 187 2
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 1 —
Polyus PJSC
(a) (d)
......................... 51,980 1
Rosneft Oil Co. PJSC
(a) (d)
.................... 165,180 21
Sberbank of Russia PJSC
(a) (d)
................. 1,882,550 237
Severstal PAO
(a) (d)
........................ 30,098 4
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 20,990 2
United Co. RUSAL International PJSC
(a) (d)
........ 563,790 71
VK IPJSC , GDR
(a) (d)
....................... 21,979 3
VTB Bank PJSC
(a) (d)
....................... 98,760 —
465
a
Saudi Arabia  —  0 .8%
ACWA Power Co.
(a)
....................... 69,380 3,476,157
Ades Holding Co. ......................... 100,865 446,916
Al Rajhi Bank ........................... 899,972 15,019,423
Alinma Bank ............................ 448,252 2,792,959
Almarai Co. JSC ......................... 138,998 1,716,222
Arab National Bank ....................... 253,974 1,469,662
Arabian Internet & Communications Services Co. ... 3,379 193,829
Bank AlBilad ............................ 254,856 1,671,315
Bank Al-Jazira ........................... 245,958 797,289
Banque Saudi Fransi ...................... 398,534 2,101,722
Bupa Arabia for Cooperative Insurance Co. ....... 27,031 1,132,452
Co. for Cooperative Insurance (The) ............ 26,198 855,919
Dar Al Arkan Real Estate Development Co.
(a)
...... 207,297 1,015,096
Dr Sulaiman Al Habib Medical Services Group Co. .. 26,200 1,639,462
Elm Co. ............................... 7,300 1,323,922
Etihad Etisalat Co. ........................ 115,669 1,914,213
Jabal Omar Development Co.
(a)
............... 183,964 785,094
Jarir Marketing Co. ........................ 248,598 1,103,674
Makkah Construction & Development Co. ........ 30,534 666,293
Mouwasat Medical Services Co. ............... 30,089 499,575
Riyad Bank ............................. 590,163 3,200,962
SABIC Agri-Nutrients Co. ................... 66,789 2,192,518
SAL Saudi Logistics Services ................. 10,000 461,636
Saudi Arabian Mining Co.
(a)
.................. 387,656 5,855,037
Saudi Arabian Oil Co.
(b)
..................... 1,857,258 13,103,382
Saudi Awwal Bank ........................ 313,596 2,833,505
Saudi Basic Industries Corp. ................. 278,048 3,681,990
Saudi Energy Co. ........................ 324,356 1,467,612
Saudi Investment Bank (The) ................. 146,380 542,140
Saudi National Bank (The) ................... 889,642 9,309,580
Saudi Tadawul Group Holding Co. ............. 18,840 594,974
Saudi Telecom Co. ........................ 598,875 6,879,368
Yanbu National Petrochemical Co. ............. 91,150 745,883
91,489,781
a
Singapore  —  1 .1%
CapitaLand Ascendas REIT .................. 1,290,009 2,583,858
CapitaLand Integrated Commercial Trust ......... 1,792,969 3,479,680
CapitaLand Investment Ltd. .................. 808,700 1,675,906
DBS Group Holdings Ltd. ................... 641,490 37,011,855
Grab Holdings Ltd. , Class A
(a) (c)
................ 767,165 2,685,078
Keppel Ltd. ............................. 457,900 4,089,485
Oversea-Chinese Banking Corp. Ltd. ........... 1,031,175 23,421,308
Sea Ltd. , ADR
(a)
.......................... 117,440 12,535,546
Security Shares Value
a
Singapore (continued)
Sembcorp Industries Ltd.
(c)
.................. 293,200 $ 1,261,078
Singapore Airlines Ltd. ..................... 494,850 2,968,507
Singapore Exchange Ltd. ................... 255,900 4,878,526
Singapore Technologies Engineering Ltd. ......... 501,300 3,939,108
Singapore Telecommunications Ltd. ............ 2,369,900 8,199,610
United Overseas Bank Ltd. .................. 380,900 12,881,685
Wilmar International Ltd. .................... 560,500 1,714,065
Yangzijiang Shipbuilding Holdings Ltd. ........... 826,000 2,521,376
125,846,671
a
South Africa  —  1 .0%
Absa Group Ltd. ......................... 255,082 3,515,760
Anglogold Ashanti PLC ..................... 158,075 11,954,078
Bid Corp. Ltd. ........................... 110,095 3,017,254
Bidvest Group Ltd. ........................ 105,810 1,587,590
Capitec Bank Holdings Ltd. .................. 27,313 7,798,817
Clicks Group Ltd. ......................... 86,709 1,157,467
Discovery Ltd. ........................... 163,652 2,596,838
FirstRand Ltd. ........................... 1,584,627 9,476,974
Gold Fields Ltd. .......................... 281,388 9,086,844
Harmony Gold Mining Co. Ltd. ................ 178,396 2,814,755
Impala Platinum Holdings Ltd. ................ 280,304 3,057,049
MTN Group Ltd. .......................... 532,479 6,601,178
Naspers Ltd. , Class N ...................... 237,496 12,478,664
Nedbank Group Ltd. ....................... 141,324 2,392,061
NEPI Rockcastle N.V.
(a)
..................... 180,800 1,664,243
Northam Platinum Holdings Ltd. ............... 115,457 1,653,220
OUTsurance Group Ltd. .................... 215,936 1,080,833
Pepkor Holdings Ltd.
(b)
..................... 880,584 1,133,400
Reinet Investments SCA .................... 41,048 1,115,616
Remgro Ltd. ............................ 157,608 1,854,425
Sanlam Ltd. ............................ 509,537 2,710,334
Sasol Ltd.
(a)
............................. 186,533 2,210,492
Shoprite Holdings Ltd. ..................... 146,998 2,556,732
Sibanye Stillwater Ltd.
(c)
.................... 861,330 1,861,518
Standard Bank Group Ltd. ................... 400,063 7,966,062
Valterra Platinum Ltd. ...................... 82,812 6,201,016
Vodacom Group Ltd. ...................... 172,758 1,673,493
111,216,713
a
South Korea  —  6 .0%
Alteogen, Inc.
(a)
.......................... 12,970 2,779,865
Amorepacific Corp. ....................... 9,810 884,616
APR Corp.
(c)
............................ 7,386 1,639,211
Celltrion, Inc.
(a)
.......................... 48,204 6,212,145
DB Insurance Co. Ltd. ..................... 14,853 1,608,425
Doosan Co. Ltd. ......................... 2,178 1,719,719
Doosan Enerbility Co. Ltd.
(a)
.................. 139,619 6,398,575
Ecopro BM Co. Ltd.
(c)
...................... 16,123 1,151,693
Ecopro Co. Ltd.
(a) (c)
........................ 32,711 1,790,704
Hana Financial Group, Inc. .................. 86,519 7,478,617
Hankook Tire & Technology Co. Ltd. ............ 22,917 1,067,600
Hanmi Semiconductor Co. Ltd.
(c)
............... 12,719 1,838,650
Hanwha Aerospace Co. Ltd. ................. 10,456 6,712,621
Hanwha Ocean Co. Ltd.
(a)
................... 41,040 2,429,575
Hanwha Systems Co. Ltd.
(c)
.................. 24,299 1,064,204
HD Hyundai Co. Ltd. ...................... 13,301 1,826,420
HD Hyundai Electric Co. Ltd. ................. 7,326 3,387,755
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 9,870 3,304,631
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 13,398 3,557,971
HLB Co. Ltd.
(a) (c)
.......................... 39,002 829,764
HMM Co. Ltd. ........................... 72,453 1,055,724
HYBE Co. Ltd.
(a)
......................... 6,685 782,554
Hyosung Heavy Industries Corp. .............. 1,612 2,619,858
Hyundai Engineering & Construction Co. Ltd. ...... 22,569 1,462,348

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
38
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
Hyundai Glovis Co. Ltd. .................... 11,726 $ 1,608,167
Hyundai Mobis Co. Ltd. ..................... 18,277 5,910,889
Hyundai Motor Co. ........................ 41,421 10,974,779
Hyundai Rotem Co. Ltd. .................... 22,384 2,080,141
Industrial Bank of Korea .................... 92,379 1,324,433
Kakao Corp. ............................ 98,263 2,532,334
KakaoBank Corp.
(c)
....................... 56,187 861,796
KB Financial Group, Inc. .................... 109,169 12,776,787
Kia Corp. .............................. 71,584 6,454,029
Korea Aerospace Industries Ltd.
(c)
.............. 22,195 1,976,120
Korea Electric Power Corp. .................. 63,096 1,516,219
Korea Investment Holdings Co. Ltd. ............ 13,809 1,949,468
Korean Air Lines Co. Ltd. ................... 52,451 929,217
Krafton, Inc.
(a)
........................... 9,172 1,550,027
KT&G Corp. ............................ 29,697 3,695,447
LG Chem Ltd. ........................... 14,408 2,551,915
LG Corp. .............................. 29,151 2,021,088
LG Display Co. Ltd.
(a)
...................... 95,351 599,892
LG Electronics, Inc. ....................... 33,436 3,706,105
LG Energy Solution Ltd.
(a)
................... 14,672 3,319,247
LG Uplus Corp. .......................... 39,381 403,794
LIG Defense&Aerospace Co. Ltd.
(c)
............. 3,937 1,923,701
LS Electric Co. Ltd. ....................... 22,985 2,894,179
Meritz Financial Group, Inc.
(a)
................. 22,772 1,954,120
Mirae Asset Securities Co. Ltd. ................ 60,618 1,440,023
NAVER Corp. ........................... 43,969 6,294,631
NH Investment & Securities Co. Ltd. ............ 35,882 702,804
POSCO Future M Co. Ltd. ................... 10,588 1,004,730
POSCO Holdings, Inc. ..................... 22,267 4,807,950
Posco International Corp. ................... 14,828 540,603
Samsung Biologics Co. Ltd.
(a) (b)
............... 3,478 3,578,299
Samsung C&T Corp.
(c)
..................... 25,487 5,937,518
Samsung Electro-Mechanics Co. Ltd. ........... 17,450 13,334,361
Samsung Electronics Co. Ltd. ................ 1,458,590 253,874,574
Samsung Episholdings Co. Ltd.
(a)
.............. 2,078 539,559
Samsung Fire & Marine Insurance Co. Ltd. ....... 9,361 4,051,458
Samsung Heavy Industries Co. Ltd.
(a)
........... 208,545 3,100,665
Samsung Life Insurance Co. Ltd. .............. 25,074 5,256,018
Samsung SDI Co. Ltd.
(a)
.................... 18,994 5,179,310
Samsung SDS Co. Ltd. ..................... 12,494 1,761,251
Samyang Foods Co. Ltd.
(c)
.................. 1,211 987,344
Shinhan Financial Group Co. Ltd. .............. 126,477 8,780,024
SK hynix, Inc. ........................... 172,256 195,623,387
SK Innovation Co. Ltd.
(a)
.................... 19,934 1,526,907
SK Square Co. Ltd.
(a)
...................... 28,766 19,779,874
SK Telecom Co. Ltd. ....................... 31,436 1,776,398
SK, Inc. ............................... 11,403 4,260,114
S-Oil Corp. ............................. 14,124 1,264,890
Woori Financial Group, Inc. .................. 209,623 4,852,632
Yuhan Corp. ............................ 18,084 923,428
690,295,891
a
Spain  —  2 .4%
Acciona SA ............................. 7,528 2,070,539
ACS Actividades de Construccion y Servicios SA ... 56,393 7,188,464
Aena SME SA
(b)
.......................... 225,416 6,949,090
Amadeus IT Group SA ..................... 135,151 8,341,111
Banco Bilbao Vizcaya Argentaria SA ............ 1,746,629 48,961,308
Banco de Sabadell SA ..................... 1,581,185 6,070,522
Banco Santander SA ...................... 4,495,527 63,936,596
Bankinter SA ............................ 206,176 3,792,590
CaixaBank SA ........................... 1,129,467 16,407,014
Cellnex Telecom SA
(a) (b)
..................... 149,056 4,630,284
Endesa SA ............................. 87,864 4,278,531
Ferrovial N.V. ........................... 154,378 10,112,687
Security Shares Value
a
Spain (continued)
Iberdrola SA ............................ 1,948,593 $ 46,286,068
Indra Sistemas SA ........................ 24,261 1,595,077
Industria de Diseno Textil SA ................. 334,531 21,832,698
International Consolidated Airlines Group SA , Class DI 383,368 2,239,428
Mapfre SA ............................. 285,429 1,459,515
Naturgy Energy Group SA ................... 128,126 4,274,265
Redeia Corp. SA ......................... 64,486 1,137,342
Repsol SA ............................. 345,780 10,553,560
Telefonica SA ........................... 1,077,068 4,446,880
276,563,569
a
Sweden  —  2 .3%
AddTech AB , Class B ...................... 81,912 2,980,460
Alfa Laval AB ........................... 88,618 5,244,241
Assa Abloy AB , Class B .................... 306,584 11,376,032
Atlas Copco AB , Class A .................... 774,813 16,371,658
Atlas Copco AB , Class B .................... 481,636 8,899,452
Beijer Ref AB , Class B ..................... 127,007 1,792,361
Boliden AB ............................. 87,229 4,389,151
Epiroc AB , Class A ........................ 195,772 5,018,934
Epiroc AB , Class B ........................ 118,069 2,588,732
EQT AB ............................... 137,322 4,664,246
Essity AB , Class B ........................ 178,940 5,198,330
Evolution AB
(a) (b) (c)
......................... 38,629 2,948,215
Fastighets AB Balder , Class B
(a)
............... 209,532 1,146,816
H & M Hennes & Mauritz AB , Class B ........... 131,498 2,408,220
Hexagon AB , Class B ...................... 646,510 6,381,421
Industrivarden AB , Class A .................. 40,027 2,308,079
Industrivarden AB , Class C .................. 45,206 2,586,858
Indutrade AB ............................ 86,083 2,161,293
Investment AB Latour , Class B ................ 44,048 929,239
Investor AB , Class B ....................... 544,246 23,510,263
L E Lundbergforetagen AB , Class B ............ 22,470 1,349,667
Lifco AB , Class B ......................... 62,721 2,136,156
Millicom International Cellular SA
(a)
............. 27,257 2,602,498
Nibe Industrier AB , Class B .................. 450,313 1,805,095
Nordea Bank Abp ........................ 953,869 19,252,080
Octave Intelligence PLC
(a)
................... 63,444 1,137,331
Saab AB , Class B ........................ 99,447 6,249,028
Sagax AB , Class B ........................ 72,230 1,269,689
Sandvik AB ............................. 322,522 12,060,623
Securitas AB , Class B ...................... 145,175 2,332,143
Skandinaviska Enskilda Banken AB , Class A ...... 458,898 10,753,127
Skanska AB , Class B ...................... 100,028 2,806,810
SKF AB , Class B ......................... 101,464 2,746,350
Spotify Technology SA
(a)
.................... 45,750 22,872,255
Svenska Cellulosa AB SCA , Class B ............ 185,148 2,104,975
Svenska Handelsbanken AB , Class A ........... 432,095 6,606,974
Swedbank AB , Class A ..................... 256,948 10,277,909
Swedish Orphan Biovitrum AB
(a)
............... 56,456 2,797,746
Tele2 AB , Class B ........................ 169,078 2,929,121
Telefonaktiebolaget LM Ericsson , Class B ........ 834,261 8,206,363
Telia Co. AB ............................ 733,048 3,397,094
Trelleborg AB , Class B ..................... 59,664 2,652,306
Verisure PLC
(a)
.......................... 67,859 843,794
Volvo AB , Class B ........................ 483,280 18,486,296
260,579,431
a
Switzerland  —  5 .6%
ABB Ltd. , Registered ...................... 486,703 48,017,582
Alcon AG .............................. 155,970 10,711,897
Avolta AG
(a)
............................. 28,213 1,693,747
Banque Cantonale Vaudoise , Registered ......... 11,376 1,787,064
Barry Callebaut AG , Registered ............... 1,100 1,532,545
Belimo Holding AG , Registered ............... 3,004 3,132,550

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
39
Schedule of Investments
Security Shares Value
a
Switzerland (continued)
BKW AG .............................. 6,946 $ 1,147,492
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 333 3,843,508
Chocoladefabriken Lindt & Spruengli AG , Registered . 27 3,179,267
Cie Financiere Richemont SA , Class A, Registered .. 167,261 39,530,755
EMS-Chemie Holding AG , Registered ........... 2,271 2,299,701
Galderma Group AG
(a)
..................... 56,981 12,399,710
Geberit AG , Registered ..................... 10,423 6,867,719
Givaudan SA , Registered ................... 2,867 11,458,980
Helvetia Baloise Holding AG ................. 25,105 6,732,392
Holcim AG
(a)
............................ 158,979 14,439,128
Julius Baer Group Ltd. ..................... 65,293 5,740,598
Kuehne + Nagel International AG , Registered ...... 15,002 3,820,434
Logitech International SA , Registered ........... 46,582 4,757,433
Lonza Group AG , Registered ................. 21,954 15,301,450
Nestle SA , Registered ..................... 802,510 80,211,660
Novartis AG , Registered .................... 570,660 89,246,518
Partners Group Holding AG .................. 6,991 5,827,198
Roche Holding AG , Bearer .................. 10,283 4,558,409
Roche Holding AG , NVS .................... 217,832 95,212,706
Sandoz Group AG ........................ 129,520 10,558,190
Schindler Holding AG , Participation Certificates , NVS 12,416 3,908,309
Schindler Holding AG , Registered .............. 6,709 2,052,107
SGS SA , Registered ....................... 50,554 5,990,465
Sika AG , Registered ....................... 48,242 10,853,996
Sonova Holding AG , Registered ............... 15,571 4,242,379
Straumann Holding AG , Registered ............. 35,860 4,440,910
Swatch Group AG (The) , Bearer ............... 8,864 1,981,782
Swiss Life Holding AG , Registered ............. 8,858 10,452,422
Swiss Prime Site AG , Registered .............. 25,495 4,158,236
Swiss Re AG ............................ 93,196 15,509,215
Swisscom AG , Registered ................... 8,113 6,234,399
UBS Group AG , Registered .................. 990,803 52,371,500
VAT Group AG
(b)
......................... 8,335 6,238,563
Zurich Insurance Group AG .................. 46,220 35,207,073
647,649,989
a
Taiwan  —  8 .5%
Accton Technology Corp. ................... 156,000 10,111,442
Advantech Co. Ltd. ....................... 153,360 2,612,285
Airtac International Group ................... 43,928 1,779,110
Alchip Technologies Ltd. .................... 25,000 2,307,344
ASE Technology Holding Co. Ltd. .............. 1,032,762 17,623,561
Asia Vital Components Co. Ltd. ............... 102,000 7,173,438
ASPEED Technology, Inc. ................... 11,000 4,804,200
Asustek Computer, Inc. ..................... 214,000 5,309,876
Bizlink Holding, Inc. ....................... 53,000 3,374,468
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 331,000 1,048,568
Cathay Financial Holding Co. Ltd. .............. 2,930,019 9,119,041
Chailease Holding Co. Ltd. .................. 376,145 1,291,284
Chang Hwa Commercial Bank Ltd. ............. 2,572,853 2,000,229
China Steel Corp. ........................ 3,548,288 2,076,012
Chroma ATE, Inc. ......................... 115,000 7,224,996
Chunghwa Telecom Co. Ltd. ................. 1,073,000 4,613,308
CTBC Financial Holding Co. Ltd. .............. 5,101,036 10,181,329
Delta Electronics, Inc. ...................... 606,000 29,813,755
E Ink Holdings, Inc. ....................... 248,000 1,435,003
E.Sun Financial Holding Co. Ltd. .............. 4,419,435 5,271,109
Elite Material Co. Ltd. ...................... 90,000 12,919,732
eMemory Technology, Inc. ................... 20,000 1,502,650
Eva Airways Corp. ........................ 784,000 1,045,994
Evergreen Marine Corp. Taiwan Ltd. ............ 291,200 1,830,085
Far EasTone Telecommunications Co. Ltd. ........ 537,000 1,743,249
First Financial Holding Co. Ltd. ................ 3,536,940 4,018,174
Formosa Chemicals & Fibre Corp. ............. 1,033,340 1,799,394
Security Shares Value
a
Taiwan (continued)
Formosa Plastics Corp. ..................... 1,169,960 $ 1,967,256
Fortune Electric Co. Ltd. .................... 47,200 1,020,034
Fubon Financial Holding Co. Ltd. .............. 2,580,397 10,285,387
Gigabyte Technology Co. Ltd. ................ 167,000 1,723,520
Global Unichip Corp. ...................... 27,000 3,091,802
Globalwafers Co. Ltd. ...................... 82,000 2,071,170
Gold Circuit Electronics Ltd. .................. 102,000 2,444,760
Hon Hai Precision Industry Co. Ltd. ............. 3,825,377 29,214,428
Hon Precision, Inc. ........................ 25,000 4,637,056
Hotai Motor Co. Ltd. ....................... 93,080 1,597,439
Hua Nan Financial Holdings Co. Ltd. ............ 2,641,960 3,548,702
Innolux Corp. ........................... 2,353,892 3,230,374
International Games System Co. Ltd. ........... 67,000 1,603,367
Inventec Corp. ........................... 886,000 1,663,569
Jentech Precision Industrial Co. Ltd. ............ 27,000 2,796,666
KGI Financial Holding Co. Ltd. ................ 4,969,382 4,694,977
King Slide Works Co. Ltd. ................... 18,000 4,313,185
King Yuan Electronics Co. Ltd. ................ 355,950 2,404,149
Largan Precision Co. Ltd. ................... 29,000 3,595,060
Lite-On Technology Corp. ................... 594,000 3,764,345
Lotes Co. Ltd. ........................... 25,000 1,408,987
MediaTek, Inc. ........................... 450,000 47,937,457
Mega Financial Holding Co. Ltd. ............... 3,639,937 5,966,487
MPI Corp. .............................. 27,000 4,297,744
Nan Ya Plastics Corp. ...................... 1,513,840 7,192,757
Novatek Microelectronics Corp. ............... 201,000 3,176,722
Pegatron Corp. .......................... 569,000 1,472,331
PharmaEssentia Corp. ..................... 101,104 3,289,280
President Chain Store Corp. ................. 133,000 921,001
Quanta Computer, Inc. ..................... 829,000 7,374,705
Realtek Semiconductor Corp. ................ 169,000 3,504,518
Shanghai Commercial & Savings Bank Ltd. (The) ... 1,207,741 1,693,705
SinoPac Financial Holdings Co. Ltd. ............ 4,098,375 5,111,245
Taiwan Business Bank ..................... 2,841,605 1,594,695
Taiwan Cooperative Financial Holding Co. Ltd. ..... 3,588,307 3,057,650
Taiwan Mobile Co. Ltd. ..................... 428,000 1,486,457
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 7,682,000 568,200,964
TCC Group Holdings Co. Ltd.
(a)
............... 1,948,553 1,459,005
TS Financial Holding Co. Ltd. ................. 7,346,683 8,089,462
Unimicron Technology Corp. ................. 418,217 9,812,612
Uni-President Enterprises Corp. ............... 1,386,972 3,153,925
United Microelectronics Corp. ................ 3,531,000 13,209,815
Vanguard International Semiconductor Corp. ...... 366,466 1,680,018
Wan Hai Lines Ltd. ........................ 163,435 426,309
Wistron Corp. ........................... 934,000 5,009,035
Wiwynn Corp. ........................... 32,000 5,209,842
Yageo Corp. ............................ 494,052 7,436,126
Yang Ming Marine Transport Corp. ............. 474,000 741,543
Yuanta Financial Holding Co. Ltd. .............. 3,377,763 7,046,647
Zhen Ding Technology Holding Ltd. ............. 238,000 2,986,175
977,644,101
a
Thailand  —  0 .3%
Advanced Info Service PCL , NVDR ............. 310,000 3,521,251
Airports of Thailand PCL , NVDR ............... 1,236,600 2,348,491
Bangkok Dusit Medical Services PCL , NVDR
(c)
..... 3,351,600 1,924,912
Bumrungrad Hospital PCL , NVDR ............. 180,800 1,013,647
Central Pattana PCL , NVDR
(c)
................ 732,400 1,507,089
Charoen Pokphand Foods PCL , NVDR .......... 1,199,300 804,938
CP ALL PCL , NVDR
(c)
...................... 1,477,900 2,118,871
Delta Electronics Thailand PCL , NVDR .......... 967,700 7,923,397
Gulf Development PCL , Class R , NVDR ......... 1,224,006 2,439,915
Kasikornbank PCL , NVDR ................... 169,200 1,234,496
Krung Thai Bank PCL , NVDR
(c)
............... 1,081,500 1,428,657
Minor International PCL , NVDR
(c)
.............. 1,028,020 724,115

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
40
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Thailand (continued)
PTT Exploration & Production PCL , NVDR
(c)
....... 384,099 $ 1,720,213
PTT PCL , NVDR ......................... 2,934,700 3,383,028
SCB X PCL , NVDR ....................... 257,300 1,176,720
Siam Cement PCL (The) , NVDR
(c)
.............. 234,400 1,778,809
True Corp. PCL , NVDR ..................... 3,297,196 1,417,749
36,466,298
a
Turkey  —  0 .1%
Akbank TAS ............................ 996,013 1,325,053
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 358,505 2,582,104
BIM Birlesik Magazalar A.S. .................. 273,878 2,249,484
Eregli Demir ve Celik Fabrikalari TAS ........... 938,582 838,950
Haci Omer Sabanci Holding A.S. .............. 350,929 622,485
KOC Holding A.S. ........................ 221,789 917,609
Turk Hava Yollari AO ...................... 176,188 1,163,029
Turkcell Iletisim Hizmetleri A.S. ................ 371,720 783,428
Turkiye Is Bankasi A.S. , Class C ............... 2,890,982 757,496
Turkiye Petrol Rafinerileri A.S. ................ 302,819 1,886,288
Yapi ve Kredi Bankasi A.S.
(a)
................. 1,109,244 763,244
13,889,170
a
United Arab Emirates  —  0 .4%
Abu Dhabi Commercial Bank PJSC ............ 945,902 3,853,779
Abu Dhabi Islamic Bank PJSC ................ 446,509 2,579,296
Abu Dhabi National Oil Co. for Distribution PJSC ... 1,049,042 1,142,402
ADNOC Drilling Co. PJSC ................... 886,806 1,407,681
Adnoc Gas PLC .......................... 1,899,637 1,704,788
ADNOC Logistics & Services ................. 573,058 966,878
Air Arabia PJSC .......................... 840,634 1,114,887
Aldar Properties PJSC ..................... 1,240,895 2,503,487
Dubai Electricity & Water Authority PJSC ......... 1,866,568 1,392,206
Dubai Islamic Bank PJSC ................... 927,340 1,837,825
Emaar Development PJSC .................. 303,988 1,069,783
Emaar Properties PJSC .................... 1,940,664 5,792,047
Emirates NBD Bank PJSC ................... 598,202 4,913,153
Emirates Telecommunications Group Co. PJSC .... 1,027,675 5,692,287
First Abu Dhabi Bank PJSC .................. 1,344,255 7,080,109
NMC Health PLC
(a) (d)
....................... 14,180 —
Salik Co. PJSC .......................... 739,234 1,068,162
44,118,770
a
United Kingdom  —  8 .8%
3i Group PLC ........................... 299,280 11,521,619
Admiral Group PLC ....................... 77,302 3,918,629
Airtel Africa PLC
(b)
........................ 295,278 1,332,854
Anglo American PLC ...................... 338,977 17,159,525
Antofagasta PLC ......................... 109,152 5,440,220
Associated British Foods PLC ................ 99,906 2,806,810
AstraZeneca PLC ........................ 471,565 80,218,066
Aviva PLC ............................. 921,064 8,620,422
BAE Systems PLC ........................ 909,028 25,733,974
Barclays PLC ........................... 4,259,812 29,279,982
BP PLC ............................... 4,878,665 36,654,230
British American Tobacco PLC ................ 631,459 38,304,891
BT Group PLC .......................... 1,822,967 4,935,937
Bunzl PLC ............................. 101,007 3,811,714
Centrica PLC ........................... 1,368,601 2,859,026
Coca-Cola HBC AG , Class DI
(a)
............... 68,254 4,602,354
Compass Group PLC ...................... 526,847 16,730,476
Diageo PLC ............................ 680,893 14,958,088
Endeavour Mining PLC ..................... 59,642 2,845,246
Experian PLC ........................... 276,506 10,432,493
Fresnillo PLC ........................... 60,371 2,033,653
Glencore PLC
(a)
.......................... 2,960,418 21,804,515
GSK PLC .............................. 1,256,962 32,684,603
Security Shares Value
a
United Kingdom (continued)
Haleon PLC ............................ 2,719,407 $ 13,313,021
Halma PLC ............................. 114,547 5,472,732
HSBC Holdings PLC ...................... 5,323,981 113,375,819
Imperial Brands PLC ...................... 236,401 8,971,622
Informa PLC ............................ 393,922 4,719,037
InterContinental Hotels Group PLC ............. 43,471 7,029,570
Intertek Group PLC ....................... 47,070 3,717,738
J Sainsbury PLC ......................... 524,118 2,527,459
Kingfisher PLC .......................... 537,710 2,243,294
Land Securities Group PLC .................. 220,098 2,096,419
Legal & General Group PLC ................. 1,654,182 6,716,567
Lloyds Banking Group PLC .................. 17,998,962 27,819,492
London Stock Exchange Group PLC ............ 141,157 15,879,110
M&G PLC .............................. 703,202 3,396,959
Marks & Spencer Group PLC ................. 623,963 3,410,813
Melrose Industries PLC ..................... 401,514 2,469,824
National Grid PLC ........................ 1,507,285 24,125,380
NatWest Group PLC ....................... 2,463,454 23,236,860
Next PLC .............................. 35,064 7,021,848
Pearson PLC ........................... 171,546 2,894,778
Prudential PLC .......................... 789,367 11,863,041
Reckitt Benckiser Group PLC ................. 196,120 13,841,632
RELX PLC ............................. 555,940 19,553,491
Rentokil Initial PLC ........................ 765,569 3,525,643
Rio Tinto PLC ........................... 340,617 33,097,625
Rolls-Royce Holdings PLC .................. 2,601,116 51,891,386
Sage Group PLC (The) ..................... 303,274 3,995,020
Schroders PLC .......................... 246,500 1,955,243
Segro PLC ............................. 389,584 5,089,022
Severn Trent PLC ........................ 86,752 3,518,136
Shell PLC
(c)
............................. 1,743,163 79,787,520
Smith & Nephew PLC ...................... 248,785 3,891,736
Smiths Group PLC ........................ 101,480 3,623,809
Spirax Group PLC ........................ 21,505 2,016,243
SSE PLC .............................. 371,276 11,729,887
Standard Chartered PLC .................... 586,191 17,332,266
Standard Life PLC ........................ 211,361 2,633,835
Sunbelt Rentals Holdings, Inc. ................ 128,630 9,215,851
Tesco PLC ............................. 1,975,232 13,001,290
Unilever PLC ........................... 676,922 43,070,916
United Utilities Group PLC ................... 211,133 3,932,219
Vodafone Group PLC ...................... 5,887,916 9,344,064
Wise Group PLC , Class A
(a)
.................. 210,774 2,517,479
1,009,555,023
a
United States  —  0 .1%
Nebius Group N.V. , Class A
(a) (c)
................ 62,927 11,981,930
a
Total Common Stocks — 98.9%
(Cost: $ 8,098,506,206 ) ............................... 11,391,473,918
a
Preferred Stocks
Brazil  —  0 .4%
Axia Energia SA , Class C, Preference Shares
(a)
.... 111,516 1,144,166
Banco Bradesco SA , Preference Shares , NVS ..... 1,631,850 5,932,946
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 577,790 1,292,552
Gerdau SA , Preference Shares , NVS ........... 413,148 2,035,930
Itau Unibanco Holding SA , Preference Shares , NVS . 1,752,518 14,828,028
Itausa SA , Preference Shares , NVS ............ 1,896,008 5,169,078
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 1,396,968 11,965,783
42,368,483
a

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
41
Schedule of Investments
Security Shares Value
a
Chile  —  0 .0%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 45,079 $ 3,040,014
a
Colombia  —  0 .1%
Grupo Cibest SA , Preference Shares ........... 154,505 3,648,352
a
Germany  —  0 .1%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 33,597 1,644,787
Henkel AG & Co. KGaA , Preference Shares , NVS ... 43,298 3,774,663
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 46,691 1,549,726
Sartorius AG , Preference Shares , NVS
(c)
......... 8,224 2,072,725
Volkswagen AG , Preference Shares , NVS ........ 63,545 5,491,687
14,533,588
a
South Korea  —  0 .3%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 7,155 978,790
Hyundai Motor Co. , Series 2, Preference Shares , NVS 10,962 1,510,055
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS
(c)
............................... 249,460 31,348,372
33,837,217
a
Total Preferred Stocks — 0.9%
(Cost: $ 63,138,612 ) ................................. 97,427,654
a
Warrants
Canada  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (c) (d)
........................... 3,748 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.8%
(Cost: $ 8,161,644,818 ) ............................... 11,488,901,572
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f) (g) (h)
...................... 129,811,059 $ 129,850,002
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 10,034,854 10,034,854
a
Total Short-Term Securities — 1.2%
(Cost: $ 139,865,500 ) ................................ 139,884,856
Total Investments —  101.0%
(Cost: $ 8,301,510,318 ) ............................... 11,628,786,428
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (110,315,385)
Net Assets — 100.0% ................................. $ 11,518,471,043
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 42,546,752  $ 87,302,281
(a)
$ —  $ (9,905) $ 10,874  $ 129,850,002  129,811,059  $ 935,163
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 8,300,000  1,734,854
(a)
—  —  —  10,034,854  10,034,854  427,978  —
$ —  $ (9,905) $ 10,874
$ 139,884,856
$ 1,363,141  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ex U.S. ETF
42
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index .................................................................... 133 09/18/26 $ 21,162 $ 27,360
MSCI Emerging Markets Index ............................................................ 123 09/18/26 10,100 (789,907)
$ (762,547)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 27,360 $ — $ — $ — $ 27,360
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 789,907 $ — $ — $ — $ 789,907
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 8,690,332 $ — $ — $ — $ 8,690,332
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (811,590) $ — $ — $ — $ (811,590)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 29,833,199
a

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(continued)
July 31, 2026
43
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,411,534,601  $ 9,979,938,850  $ 467  $ 11,391,473,918
Preferred Stocks .......................................... 49,056,849  48,370,805  —  97,427,654
Warrants ............................................... —  —  —  —
Short-Term Securities
Money Market Funds ....................................... 139,884,856  —  —  139,884,856
$ 1,600,476,306  $ 10,028,309,655  $ 467  $ 11,628,786,428
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 27,360  $ —  $ —  $ 27,360
Liabilities
Equity Contracts ............................................ (789,907) —  —  (789,907)
$ (762,547) $ —  $ —  $ (762,547)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
July 31, 2026
iShares
®
MSCI EAFE ETF
(Percentages shown are based on Net Assets)
44
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  6 .6%
ANZ Group Holdings Ltd. ................... 10,647,249 $ 278,266,599
APA Group ............................. 4,682,659 33,496,973
Aristocrat Leisure Ltd. ...................... 1,916,955 86,157,628
ASX Ltd. .............................. 679,402 26,207,063
BHP Group Ltd. .......................... 17,974,993 757,655,952
Brambles Ltd. ........................... 4,768,196 65,456,357
CAR Group Ltd. .......................... 1,295,541 23,655,126
Cochlear Ltd. ........................... 224,946 18,852,381
Coles Group Ltd. ......................... 4,765,978 80,511,544
Commonwealth Bank of Australia .............. 5,919,731 739,994,859
Computershare Ltd. ....................... 1,834,647 52,715,060
CSL Ltd. ............................... 1,716,459 148,405,472
Evolution Mining Ltd. ...................... 7,159,666 56,771,334
Fortescue Ltd. ........................... 5,855,574 75,983,417
Goodman Group ......................... 7,062,302 147,029,482
Insurance Australia Group Ltd. ................ 8,195,233 48,828,736
Lottery Corp. Ltd. (The) ..................... 7,646,158 29,957,531
Lynas Rare Earths Ltd.
(a)
.................... 3,204,376 31,450,211
Macquarie Group Ltd. ...................... 1,281,796 227,542,750
Medibank Pvt Ltd. ........................ 9,458,039 34,282,948
National Australia Bank Ltd. .................. 10,853,673 314,278,532
Northern Star Resources Ltd. ................. 4,801,582 66,544,168
Origin Energy Ltd. ........................ 6,071,461 45,805,647
PLS Group Ltd.
(a)
......................... 11,062,202 32,142,652
Pro Medicus Ltd. ......................... 196,815 22,389,453
Qantas Airways Ltd. ....................... 2,523,441 17,560,666
QBE Insurance Group Ltd. .................. 5,295,125 91,842,692
REA Group Ltd. .......................... 182,514 20,612,117
Rio Tinto Ltd. ........................... 1,314,448 156,658,117
Santos Ltd. ............................. 11,448,292 63,580,937
Scentre Group ........................... 18,408,539 50,540,922
SGH Ltd. .............................. 719,861 22,262,217
Sigma Healthcare Ltd. ..................... 18,016,584 37,150,112
Sonic Healthcare Ltd. ...................... 1,603,419 24,539,520
South32 Ltd. ............................ 15,811,544 50,408,831
Stockland .............................. 8,373,542 25,065,106
Suncorp Group Ltd. ....................... 3,824,019 51,451,196
Telstra Group Ltd. ........................ 13,861,880 48,937,612
Transurban Group ........................ 11,051,598 114,768,200
Vicinity Ltd. ............................. 13,952,577 26,221,719
Washington H Soul Pattinson & Co. Ltd. ......... 1,187,406 38,537,055
Wesfarmers Ltd. ......................... 4,018,430 251,695,699
Westpac Banking Corp. .................... 12,101,150 320,889,445
WiseTech Global Ltd. ...................... 691,530 17,824,140
Woodside Energy Group Ltd. ................. 6,725,144 157,401,499
Woolworths Group Ltd. ..................... 4,325,594 120,708,342
Xero Ltd.
(a)
............................. 588,077 29,359,764
5,182,397,783
a
Austria  —  0 .4%
BAWAG Group AG
(b)
....................... 268,831 54,517,725
Erste Group Bank AG ...................... 1,084,946 141,827,478
OMV AG .............................. 506,893 37,066,627
Raiffeisen Bank International AG .............. 460,254 31,600,371
Verbund AG ............................ 234,125 16,070,114
281,082,315
a
Belgium  —  1 .1%
Ageas SA/N.V. .......................... 513,382 42,486,001
Anheuser-Busch InBev SA/N.V. ............... 3,174,191 275,691,079
Argenx SE
(a)
............................ 219,191 187,736,433
D'ieteren Group .......................... 73,227 15,114,423
Elia Group SA/N.V. , Class B ................. 151,241 21,670,523
Security Shares Value
a
Belgium (continued)
Financiere de Tubize SA .................... 68,525 $ 15,325,432
Groupe Bruxelles Lambert N.V. ............... 276,614 24,949,696
KBC Group N.V. ......................... 809,842 116,502,827
Lotus Bakeries N.V. ....................... 1,395 17,892,554
Sofina SA .............................. 56,326 15,961,943
Syensqo SA ............................ 247,057 21,977,500
UCB SA ............................... 436,913 112,148,320
867,456,731
a
Denmark  —  1 .7%
AP Moller - Maersk A.S. , Class A .............. 10,106 26,348,565
AP Moller - Maersk A.S. , Class B , NVS
(c)
......... 11,765 31,590,532
Carlsberg A.S. , Class B .................... 322,797 47,533,360
Coloplast A.S. , Class B ..................... 434,843 28,756,046
Danske Bank A.S. ........................ 2,206,688 126,994,149
Demant A.S.
(a) (c)
.......................... 328,125 14,202,524
DSV A.S. .............................. 677,868 146,501,433
Genmab A.S.
(a)
.......................... 210,590 60,615,891
Novo Nordisk A.S. , Class B .................. 11,392,676 538,891,515
Novonesis Novozymes B ................... 1,212,758 78,954,625
Orsted A.S.
(a) (b)
.......................... 1,628,192 36,301,110
Pandora A.S. ........................... 268,513 33,625,484
ROCKWOOL A.S. , Class B .................. 336,208 10,742,192
Tryg A.S. .............................. 1,165,282 27,730,909
Vestas Wind Systems A.S. .................. 3,480,624 93,689,548
1,302,477,883
a
Finland  —  0 .8%
Elisa OYJ .............................. 484,713 19,547,889
Fortum OYJ ............................ 1,549,155 35,218,113
Kesko OYJ , Class B ....................... 943,768 23,516,173
Kone OYJ , Class B ....................... 1,171,720 67,604,671
Metso OYJ ............................. 2,293,409 42,928,507
Neste OYJ ............................. 1,493,977 52,944,124
Nokia OYJ ............................. 17,801,713 164,540,002
Orion OYJ , Class B ....................... 379,664 35,493,708
Sampo OYJ , Class A ...................... 8,294,256 91,831,888
Stora Enso OYJ , Class R ................... 1,995,445 22,946,745
UPM-Kymmene OYJ ...................... 1,866,820 50,788,299
Wartsila OYJ Abp ......................... 1,736,182 58,877,893
666,238,012
a
France  —  10 .0%
Abivax SA
(a)
............................ 214,224 26,586,577
Accor SA .............................. 662,838 34,471,556
Aeroports de Paris SA
(c)
.................... 118,987 16,492,259
Air Liquide SA ........................... 2,254,125 444,081,709
Airbus SE .............................. 2,101,977 493,456,952
Alstom SA
(a) (c)
........................... 1,189,557 22,037,642
Amundi SA
(b)
............................ 215,691 23,568,444
ArcelorMittal SA .......................... 1,502,954 106,164,658
AXA SA ............................... 5,546,548 287,475,371
Ayvens SA
(b)
............................ 1,202,004 16,200,272
BioMerieux ............................. 142,244 11,337,984
BNP Paribas SA ......................... 3,507,137 445,646,986
Bollore SE ............................. 2,438,415 10,889,702
Bouygues SA ........................... 780,249 43,951,232
Bureau Veritas SA ........................ 1,164,242 37,244,132
Capgemini SE ........................... 528,304 62,794,589
Carrefour SA ............................ 2,037,003 37,383,032
Cie de Saint-Gobain SA .................... 1,570,486 147,605,397
Cie Generale des Etablissements Michelin SCA .... 2,256,349 91,202,653
Covivio SA ............................. 194,356 11,864,865
Credit Agricole SA ........................ 3,197,715 71,454,396
Danone SA ............................. 2,238,943 174,158,613

iShares
®
MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
45
Schedule of Investments
Security Shares Value
a
France (continued)
Dassault Aviation SA ...................... 60,120 $ 20,768,436
Dassault Systemes SE ..................... 2,324,344 54,075,855
Eiffage SA ............................. 235,886 33,526,372
Engie SA .............................. 6,299,393 196,359,055
EssilorLuxottica SA ....................... 1,066,543 201,919,825
Eurofins Scientific SE ...................... 410,085 32,339,607
Euronext N.V.
(b)
.......................... 275,096 50,300,163
Gecina SA ............................. 157,885 13,678,035
Getlink SE ............................. 870,030 18,560,118
Hermes International SCA ................... 91,152 161,509,803
Ipsen SA .............................. 129,707 25,062,691
Kering SA .............................. 256,692 84,727,184
Klepierre SA ............................ 739,268 33,578,314
Legrand SA ............................ 905,132 137,606,512
L'Oreal SA ............................. 848,504 377,919,614
LVMH Moet Hennessy Louis Vuitton SE .......... 880,263 483,383,199
Orange SA ............................. 6,566,088 125,462,792
Pernod Ricard SA ........................ 692,695 53,984,000
Publicis Groupe SA ....................... 790,453 84,365,450
Renault SA ............................. 657,973 20,776,325
Rexel SA .............................. 766,530 31,807,694
Safran SA .............................. 1,219,183 479,116,105
Sanofi SA .............................. 3,859,194 332,321,577
Sartorius Stedim Biotech .................... 100,639 19,457,546
Schneider Electric SE ...................... 1,939,446 651,625,329
Societe Generale SA ...................... 2,257,471 212,194,698
Sodexo SA ............................. 301,904 19,852,227
STMicroelectronics N.V. .................... 2,226,934 118,959,257
Thales SA .............................. 327,826 93,325,654
TotalEnergies SE ......................... 6,967,153 614,227,396
Unibail-Rodamco-Westfield
(a)
................. 380,679 46,381,334
Veolia Environnement SA ................... 2,170,243 86,361,250
Vinci SA ............................... 1,649,099 232,840,803
7,764,443,241
a
Germany  —  8 .7%
adidas AG ............................. 589,123 109,001,326
Allianz SE , Registered ..................... 1,345,700 670,295,740
BASF SE .............................. 3,157,222 183,288,104
Bayer AG , Registered ...................... 3,470,221 192,582,449
Bayerische Motoren Werke AG ............... 1,159,889 79,502,781
Beiersdorf AG
(c)
.......................... 334,909 31,110,053
Brenntag SE ............................ 421,610 29,730,454
Commerzbank AG
(c)
....................... 2,283,903 99,610,138
Continental AG .......................... 377,346 31,381,319
CTS Eventim AG & Co. KGaA ................ 218,595 14,748,780
Daimler Truck Holding AG ................... 1,578,207 89,264,436
Delivery Hero SE , Class A
(a) (b)
................. 587,641 25,616,918
Deutsche Bank AG , Registered ............... 6,425,745 236,505,830
Deutsche Boerse AG ...................... 650,854 196,048,390
Deutsche Lufthansa AG , Registered
(c)
........... 2,078,785 21,812,754
Deutsche Post AG ........................ 3,257,991 217,639,518
Deutsche Telekom AG , Registered ............. 12,146,187 374,843,162
E.ON SE .............................. 7,941,925 171,094,950
Evonik Industries AG ...................... 890,039 18,005,210
Fresenius Medical Care AG .................. 671,061 34,440,084
Fresenius SE & Co. KGaA ................... 1,491,892 76,679,098
GEA Group AG .......................... 505,035 35,878,442
Hannover Rueck SE ....................... 207,371 59,773,964
Heidelberg Materials AG .................... 460,230 85,678,669
Henkel AG & Co. KGaA .................... 359,290 29,440,313
Hensoldt AG ............................ 216,890 19,923,273
HOCHTIEF AG .......................... 53,188 27,260,147
Infineon Technologies AG ................... 4,613,100 331,052,339
Knorr-Bremse AG ........................ 226,704 26,963,202
Security Shares Value
a
Germany (continued)
Mercedes-Benz Group AG ................... 2,556,180 $ 138,210,485
Merck KGaA ............................ 445,850 73,684,820
MTU Aero Engines AG ..................... 190,699 79,955,921
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 460,416 276,571,667
Nemetschek SE .......................... 201,545 13,585,083
QIAGEN N.V. ........................... 717,005 29,503,944
Rational AG ............................ 17,627 13,723,619
Rheinmetall AG .......................... 164,527 217,496,232
RWE AG .............................. 2,268,799 149,248,283
SAP SE ............................... 3,688,749 676,129,665
Scout24 SE
(b)
........................... 256,976 22,031,478
Siemens AG , Registered .................... 2,624,490 859,904,609
Siemens Energy AG ....................... 2,737,662 467,710,306
Siemens Healthineers AG
(b)
.................. 1,161,194 49,448,967
Symrise AG , Class A ...................... 460,867 47,294,168
Talanx AG .............................. 222,732 29,604,327
Vonovia SE ............................. 2,623,470 63,647,049
Zalando SE
(a) (b)
.......................... 775,575 25,295,528
6,752,217,994
a
Hong Kong  —  1 .9%
AIA Group Ltd. .......................... 37,172,200 374,728,868
BOC Hong Kong Holdings Ltd. ................ 13,044,500 86,746,733
CK Asset Holdings Ltd. ..................... 6,156,684 37,500,467
CK Hutchison Holdings Ltd. .................. 9,293,184 87,070,398
CK Infrastructure Holdings Ltd. ................ 2,210,292 17,630,489
CLP Holdings Ltd. ........................ 5,788,000 57,546,287
Futu Holdings Ltd. , ADR .................... 196,087 20,612,665
Galaxy Entertainment Group Ltd. .............. 6,739,000 29,388,730
Henderson Land Development Co. Ltd. .......... 5,047,764 18,299,999
HKT Trust & HKT Ltd. , Class SS ............... 13,166,440 22,288,749
Hong Kong & China Gas Co. Ltd. .............. 38,491,513 34,459,017
Hong Kong Exchanges & Clearing Ltd. .......... 3,979,400 207,337,899
Hongkong Land Holdings Ltd. ................ 3,746,900 30,382,629
Jardine Matheson Holdings Ltd. ............... 567,500 37,690,464
Link REIT .............................. 9,254,829 46,130,628
MTR Corp. Ltd.
(c)
......................... 5,381,000 22,703,343
Power Assets Holdings Ltd. .................. 4,824,000 36,317,186
Sands China Ltd. ......................... 8,446,000 15,838,802
Sino Land Co. Ltd. ........................ 12,634,000 17,208,027
SITC International Holdings Co. Ltd. ............. 4,610,000 23,242,675
Sun Hung Kai Properties Ltd. ................. 4,594,500 72,109,994
Swire Pacific Ltd. , Class A ................... 1,255,000 15,937,756
Techtronic Industries Co. Ltd. ................. 5,080,033 85,344,329
WH Group Ltd.
(b)
......................... 28,845,000 31,036,292
Wharf Real Estate Investment Co. Ltd. .......... 5,820,912 19,686,237
1,447,238,663
a
Ireland  —  0 .4%
AIB Group PLC .......................... 7,313,764 86,987,125
Bank of Ireland Group PLC .................. 3,351,158 70,373,953
Kerry Group PLC , Class A ................... 557,549 53,228,946
Kingspan Group PLC ...................... 540,984 50,281,081
Ryanair Holdings PLC ..................... 1,470,514 41,235,408
302,106,513
a
Israel  —  1 .1%
Azrieli Group Ltd. ......................... 143,565 18,952,271
Bank Hapoalim BM ....................... 4,331,512 105,160,256
Bank Leumi Le-Israel BM ................... 5,280,414 124,767,304
Check Point Software Technologies Ltd.
(a)
........ 291,923 37,112,171
CyberArk Software Ltd.
(a)
.................... 175,128 7,880,760
Elbit Systems Ltd. ........................ 99,075 80,036,039
Enlight Renewable Energy Ltd.
(a)
.............. 490,185 41,601,829

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE ETF
(Percentages shown are based on Net Assets)
46
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Israel (continued)
Harel Insurance Investments & Financial Services Ltd. 416,299 $ 23,865,414
ICL Group Ltd. ........................... 2,646,867 13,525,654
Israel Discount Bank Ltd. , Class A ............. 4,272,713 44,592,149
Mizrahi Tefahot Bank Ltd. ................... 550,916 40,998,112
Nova Ltd.
(a)
............................. 107,513 42,722,568
OPC Energy Ltd.
(a)
........................ 599,667 18,814,737
Phoenix Financial Ltd. ..................... 797,608 44,721,456
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 4,119,410 144,220,544
Tower Semiconductor Ltd.
(a)
.................. 395,752 86,695,910
875,667,174
a
Italy  —  3 .4%
Banca Mediolanum SpA .................... 761,074 20,392,940
Banca Monte dei Paschi di Siena SpA ........... 6,847,552 91,711,884
Banco BPM SpA ......................... 4,013,425 73,277,878
BPER Banca SpA ........................ 5,516,615 89,640,602
Buzzi SpA .............................. 263,597 12,503,812
Davide Campari-Milano N.V. ................. 2,136,389 14,550,333
Enel SpA .............................. 26,934,705 304,184,360
Eni SpA ............................... 6,426,738 178,770,504
Ferrari N.V. ............................. 434,885 170,993,737
FinecoBank Banca Fineco SpA ............... 2,129,439 58,339,921
Generali ............................... 2,945,725 149,286,463
Intesa Sanpaolo SpA ...................... 49,097,702 371,144,523
Italgas SpA ............................. 2,078,169 21,438,554
Leonardo SpA ........................... 1,404,233 89,498,097
Moncler SpA ............................ 808,730 45,999,550
Poste Italiane SpA ........................ 1,577,371 47,719,508
Prysmian SpA ........................... 992,297 136,930,226
Recordati Industria Chimica e Farmaceutica SpA ... 396,734 23,633,049
Snam SpA ............................. 6,949,193 47,121,211
Stellantis N.V.
(a) (c)
......................... 6,981,752 40,197,895
Telecom Italia SpA
(a)
....................... 6,048,813 51,365,642
Tenaris SA ............................. 1,132,138 32,480,602
Terna - Rete Elettrica Nazionale ............... 4,977,124 57,058,377
UniCredit SpA ........................... 4,794,133 452,143,466
Unipol Assicurazioni SpA .................... 1,240,358 38,810,178
2,619,193,312
a
Japan  —  22 .9%
Advantest Corp. .......................... 2,585,900 510,927,146
Aeon Co. Ltd. ........................... 7,653,900 65,668,311
AGC, Inc. .............................. 676,100 25,497,754
Aisin Corp. ............................. 1,708,900 23,560,102
Ajinomoto Co., Inc. ........................ 3,124,600 96,357,537
ANA Holdings, Inc. ........................ 541,000 10,566,688
Asahi Group Holdings Ltd. ................... 5,222,100 54,498,847
Asahi Kasei Corp. ........................ 4,462,300 47,634,794
Asics Corp. ............................. 2,400,600 70,780,302
Astellas Pharma, Inc. ...................... 6,243,350 85,751,181
Bandai Namco Holdings, Inc. ................. 1,773,100 51,365,321
Bridgestone Corp. ........................ 3,939,300 97,282,656
Canon, Inc. ............................. 2,818,300 78,447,671
Capcom Co. Ltd. ......................... 937,200 23,542,798
Central Japan Railway Co. .................. 2,661,300 66,226,023
Chiba Bank Ltd. (The) ...................... 1,948,300 31,669,723
Chubu Electric Power Co., Inc. ................ 2,359,600 40,856,625
Chugai Pharmaceutical Co. Ltd. ............... 2,321,400 100,728,667
Dai Nippon Printing Co. Ltd. ................. 1,361,600 24,688,821
Daifuku Co. Ltd. .......................... 1,111,500 40,943,419
Daiichi Life Group, Inc. ..................... 12,111,708 146,035,265
Daiichi Sankyo Co. Ltd. ..................... 6,201,585 100,227,073
Daikin Industries Ltd. ...................... 931,600 134,946,702
Daito Trust Construction Co. Ltd. .............. 1,016,900 21,532,548
Daiwa House Industry Co. Ltd. ................ 1,940,200 56,976,957
Security Shares Value
a
Japan (continued)
Daiwa Securities Group, Inc. ................. 4,415,300 $ 49,392,357
Denso Corp. ............................ 5,633,300 69,170,750
Disco Corp. ............................. 306,700 109,625,087
East Japan Railway Co. .................... 3,411,000 78,482,135
Ebara Corp. ............................ 1,597,100 54,217,693
Eisai Co. Ltd. ........................... 904,200 27,182,818
ENEOS Holdings, Inc. ..................... 9,345,750 77,182,119
FANUC Corp. ........................... 3,301,300 133,027,447
Fast Retailing Co. Ltd. ..................... 673,700 329,890,185
Fuji Electric Co. Ltd. ....................... 489,700 42,735,761
FUJIFILM Holdings Corp. ................... 3,859,900 90,860,588
Fujikura Ltd. ............................ 5,329,200 135,235,608
Fujitsu Ltd. ............................. 6,071,800 139,950,581
Furukawa Electric Co. Ltd. ................... 2,301,100 43,909,406
Hankyu Hanshin Holdings, Inc. ................ 822,300 24,330,133
Hikari Tsushin, Inc. ........................ 60,800 14,866,612
Hitachi Ltd. ............................. 15,643,100 512,632,763
Honda Motor Co. Ltd. ...................... 12,739,200 128,406,324
Hoya Corp. ............................. 1,196,400 182,949,800
Hulic Co. Ltd. ........................... 1,594,300 17,528,922
Ibiden Co. Ltd. ........................... 823,800 82,415,295
Idemitsu Kosan Co. Ltd. .................... 2,684,415 21,976,044
IHI Corp. .............................. 3,539,300 61,884,491
Inpex Corp. ............................. 3,117,843 71,862,125
Isuzu Motors Ltd. ......................... 1,856,700 27,701,109
ITOCHU Corp. .......................... 19,634,600 246,406,583
Japan Exchange Group, Inc. ................. 3,418,500 46,502,214
Japan Post Bank Co. Ltd. ................... 6,302,800 121,865,442
Japan Post Holdings Co. Ltd. ................. 6,158,600 91,112,546
Japan Post Insurance Co. Ltd. ................ 1,942,600 21,390,162
Japan Tobacco, Inc. ....................... 3,876,300 172,832,114
JFE Holdings, Inc. ........................ 1,987,975 22,555,805
JX Advanced Metals Corp. .................. 1,923,500 44,563,993
Kajima Corp. ............................ 1,463,600 48,905,050
Kansai Electric Power Co., Inc. (The) ........... 3,249,900 49,218,031
Kao Corp. .............................. 3,119,200 64,118,462
Kawasaki Heavy Industries Ltd. ............... 2,599,600 44,413,256
Kawasaki Kisen Kaisha Ltd. .................. 1,197,100 21,330,929
KDDI Corp. ............................. 10,369,900 191,052,090
Keyence Corp. .......................... 664,992 333,551,088
Kikkoman Corp. .......................... 2,345,700 24,158,280
Kioxia Holdings Corp.
(a)
..................... 1,110,700 309,592,499
Kirin Holdings Co. Ltd. ..................... 2,664,700 49,296,284
Komatsu Ltd. ........................... 3,032,000 131,559,177
Konami Group Corp. ...................... 345,100 44,455,616
Kubota Corp. ........................... 3,346,900 56,781,776
Kyocera Corp. ........................... 4,123,200 94,036,942
Kyowa Kirin Co. Ltd. ....................... 800,200 12,845,234
Lasertec Corp. .......................... 276,800 63,589,858
LY Corp. ............................... 9,528,322 26,548,217
Makita Corp. ............................ 776,200 25,001,716
Marubeni Corp. .......................... 4,985,500 161,134,679
MINEBEA MITSUMI, Inc. ................... 1,165,200 26,536,408
Mitsubishi Chemical Group Corp. .............. 4,255,900 31,318,530
Mitsubishi Corp. .......................... 10,648,300 318,307,162
Mitsubishi Electric Corp. .................... 6,727,700 242,352,530
Mitsubishi Estate Co. Ltd. ................... 3,668,600 89,063,223
Mitsubishi HC Capital, Inc. ................... 3,016,500 27,773,523
Mitsubishi Heavy Industries Ltd. ............... 11,293,800 263,849,440
Mitsubishi UFJ Financial Group, Inc. ............ 37,730,180 842,760,084
Mitsui & Co. Ltd. ......................... 8,347,700 256,143,122
Mitsui Fudosan Co. Ltd. .................... 9,121,000 88,851,387
Mitsui Kinzoku Co. Ltd. ..................... 191,600 36,073,105
Mitsui OSK Lines Ltd. ...................... 1,191,300 44,008,909

iShares
®
MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
47
Schedule of Investments
Security Shares Value
a
Japan (continued)
Mizuho Financial Group, Inc. ................. 8,355,616 $ 433,190,151
MS&AD Insurance Group Holdings, Inc. ......... 4,206,364 129,486,879
Murata Manufacturing Co. Ltd. ................ 5,754,400 262,195,311
NEC Corp. ............................. 4,384,100 130,289,566
Nexon Co. Ltd. .......................... 1,046,000 16,393,379
NIDEC CORP.
(a)
.......................... 2,888,400 46,381,444
Nintendo Co. Ltd. ......................... 3,870,500 184,631,088
Nippon Building Fund, Inc. ................... 26,618 22,452,448
Nippon Paint Holdings Co. Ltd. ................ 3,282,500 24,769,529
Nippon Sanso Holdings Corp. ................ 593,500 21,335,875
Nippon Steel Corp. ........................ 16,640,775 67,791,512
Nippon Yusen KK ......................... 1,424,200 54,685,683
Nissan Motor Co. Ltd.
(a)
..................... 7,785,500 16,437,339
Nitori Holdings Co. Ltd. ..................... 1,387,800 22,389,367
Nitto Denko Corp. ........................ 2,351,200 49,648,902
Nomura Holdings, Inc. ..................... 10,405,500 100,667,918
Nomura Research Institute Ltd. ............... 1,309,271 38,732,880
NTT, Inc. .............................. 106,664,600 102,239,426
Obayashi Corp. .......................... 2,203,300 43,304,287
Obic Co. Ltd. ............................ 1,116,200 32,016,590
Olympus Corp. .......................... 3,869,700 44,228,264
Oriental Land Co. Ltd. ..................... 3,738,100 74,611,183
ORIX Corp. ............................. 3,862,000 155,867,736
Osaka Gas Co. Ltd. ....................... 1,228,400 42,145,067
Otsuka Corp. ........................... 798,300 16,472,557
Otsuka Holdings Co. Ltd. ................... 1,499,100 103,946,698
Pan Pacific International Holdings Corp. ......... 6,528,800 37,021,359
Panasonic Holdings Corp. ................... 8,240,968 217,911,483
Rakuten Group, Inc.
(a)
...................... 5,186,600 27,043,701
Recruit Holdings Co. Ltd. ................... 4,671,200 369,402,304
Renesas Electronics Corp. .................. 6,125,300 122,773,995
Resona Holdings, Inc. ..................... 7,345,200 99,606,781
Resonac Holdings Corp. .................... 619,200 51,578,787
Ryohin Keikaku Co. Ltd. .................... 1,747,800 45,845,254
Sanrio Co. Ltd. .......................... 3,041,100 24,322,301
SBI Holdings, Inc. ........................ 1,958,560 36,974,236
SCREEN Holdings Co. Ltd. .................. 556,700 42,467,650
Secom Co. Ltd. .......................... 1,369,800 59,005,546
Seibu Holdings, Inc. ....................... 719,100 16,104,153
Sekisui House Ltd. ........................ 2,064,300 45,192,207
Seven & i Holdings Co. Ltd. .................. 6,649,240 88,169,696
Shimano, Inc. ........................... 256,800 32,415,897
Shimizu Corp. ........................... 1,736,700 25,583,025
Shin-Etsu Chemical Co. Ltd. ................. 5,825,800 207,690,383
Shionogi & Co. Ltd. ....................... 2,607,000 47,137,921
Shiseido Co. Ltd. ......................... 1,377,500 27,210,623
SMC Corp. ............................. 197,800 85,461,522
SoftBank Corp. .......................... 101,619,500 142,630,861
SoftBank Group Corp. ..................... 13,133,400 409,072,290
Sompo Holdings, Inc. ...................... 2,880,150 127,868,869
Sony Group Corp. ........................ 20,666,700 482,957,302
Subaru Corp. ........................... 1,827,200 31,103,405
Sumitomo Corp. ......................... 14,310,300 148,540,301
Sumitomo Electric Industries Ltd. .............. 10,070,300 133,281,335
Sumitomo Metal Mining Co. Ltd. ............... 850,900 42,770,857
Sumitomo Mitsui Financial Group, Inc. ........... 12,844,300 551,905,534
Sumitomo Mitsui Trust Group, Inc. ............. 8,808,880 90,578,904
Sumitomo Realty & Development Co. Ltd. ........ 2,101,500 47,103,707
Suntory Beverage & Food Ltd. ................ 480,000 13,916,180
Suzuki Motor Corp. ....................... 5,404,700 70,550,491
T&D Holdings, Inc. ........................ 1,591,100 50,144,833
Taisei Corp. ............................ 506,200 41,003,428
Takeda Pharmaceutical Co. Ltd. ............... 5,610,510 192,640,364
TDK Corp. ............................. 6,725,600 129,322,906
Security Shares Value
a
Japan (continued)
Terumo Corp. ........................... 4,606,100 $ 67,571,003
Toho Co. Ltd. ........................... 1,790,700 17,129,854
Tokio Marine Holdings, Inc. .................. 6,344,800 323,371,324
Tokyo Electron Ltd. ....................... 1,584,900 529,890,792
Tokyo Gas Co. Ltd. ....................... 1,093,600 42,218,276
TOPPAN Holdings, Inc. ..................... 805,700 22,592,516
Toray Industries, Inc. ...................... 4,658,900 33,466,061
Toyota Motor Corp. ....................... 33,476,620 633,533,824
Toyota Tsusho Corp. ....................... 2,245,000 93,179,476
Unicharm Corp. .......................... 3,833,700 24,316,976
West Japan Railway Co. .................... 1,403,600 26,485,668
Yamaha Motor Co. Ltd. ..................... 3,128,100 26,166,180
Yokogawa Electric Corp. .................... 787,500 28,085,949
Yokohama Financial Group, Inc. ............... 3,552,700 40,439,666
Zensho Holdings Co. Ltd. ................... 335,600 20,955,362
17,900,008,947
a
Netherlands  —  5 .5%
ABN AMRO Bank N.V., CVA ................. 2,175,289 98,404,655
Adyen N.V.
(a) (b)
........................... 94,482 96,108,577
Aegon Ltd. ............................. 4,352,394 41,362,544
AerCap Holdings N.V. ...................... 578,614 87,312,853
Akzo Nobel N.V. ......................... 586,350 41,069,422
ASM International N.V. ..................... 165,611 153,380,417
ASML Holding N.V. ....................... 1,373,040 2,262,694,269
ASR Nederland N.V. ....................... 542,874 44,383,662
BE Semiconductor Industries N.V. ............. 249,617 57,241,876
Coca-Cola Europacific Partners PLC ............ 716,674 78,447,136
CSG N.V.
(a)
............................. 679,101 12,936,898
CVC Capital Partners PLC
(b)
................. 763,481 12,818,946
DSM-Firmenich AG ....................... 598,510 64,524,025
EXOR N.V. ............................. 319,310 25,570,594
Heineken Holding N.V. ..................... 447,097 37,612,474
Heineken N.V. ........................... 1,018,780 92,240,658
ING Groep N.V. .......................... 10,315,922 362,517,447
InPost SA
(a)
............................. 855,490 15,258,157
Koninklijke Ahold Delhaize N.V. ............... 3,118,210 123,550,428
Koninklijke KPN N.V. ...................... 13,493,074 63,712,142
Koninklijke Philips N.V. ..................... 2,720,661 71,683,541
Magnum Ice Cream Co. N.V. (The)
(a)
............ 1,697,327 31,719,478
NN Group N.V. .......................... 918,395 86,568,952
Prosus N.V.
(a)
........................... 4,634,652 215,385,248
Universal Music Group N.V. .................. 3,562,365 58,777,425
Wolters Kluwer N.V. ....................... 804,584 63,166,765
4,298,448,589
a
New Zealand  —  0 .2%
Auckland International Airport Ltd. ............. 5,883,893 30,167,942
Contact Energy Ltd. ....................... 3,029,201 16,199,075
Fisher & Paykel Healthcare Corp. Ltd. ........... 2,077,485 49,686,770
Infratil Ltd. ............................. 3,241,301 28,136,990
Meridian Energy Ltd. ...................... 4,560,360 15,292,180
139,482,957
a
Norway  —  0 .6%
Aker BP ASA ............................ 1,095,080 39,044,420
DNB Bank ASA .......................... 2,863,261 92,193,004
Equinor ASA ............................ 2,477,202 101,691,391
Gjensidige Forsikring ASA ................... 693,561 20,689,569
Kongsberg Gruppen ASA ................... 1,527,330 47,733,595
Mowi ASA .............................. 1,643,703 35,200,280
Norsk Hydro ASA ......................... 4,756,484 43,873,930
Orkla ASA .............................. 2,414,303 26,817,938
Salmar ASA ............................ 230,455 12,563,972
Telenor ASA ............................ 2,126,178 30,016,631

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE ETF
(Percentages shown are based on Net Assets)
48
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Norway (continued)
Var Energi ASA .......................... 3,291,419 $ 16,536,113
Yara International ASA ..................... 572,049 26,984,583
493,345,426
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 28,803,563 35,489,035
EDP Renewables SA ...................... 1,108,124 17,194,691
EDP SA ............................... 10,835,429 55,794,890
Galp Energia SGPS SA .................... 1,440,326 32,710,676
Jeronimo Martins SGPS SA .................. 979,957 19,652,935
160,842,227
a
Singapore  —  1 .8%
CapitaLand Ascendas REIT .................. 14,354,140 28,751,009
CapitaLand Integrated Commercial Trust ......... 21,263,770 41,267,365
CapitaLand Investment Ltd. .................. 8,182,000 16,955,937
DBS Group Holdings Ltd. ................... 7,308,560 421,679,781
Grab Holdings Ltd. , Class A
(a)
................. 8,330,139 29,155,487
Keppel Ltd. ............................. 5,061,300 45,202,254
Oversea-Chinese Banking Corp. Ltd. ........... 11,798,198 267,975,100
Sea Ltd. , ADR
(a)
.......................... 1,324,790 141,408,085
Sembcorp Industries Ltd.
(c)
.................. 3,138,100 13,497,234
Singapore Airlines Ltd. ..................... 5,481,100 32,880,028
Singapore Exchange Ltd. ................... 3,002,200 57,234,512
Singapore Technologies Engineering Ltd. ......... 5,439,300 42,740,857
Singapore Telecommunications Ltd. ............ 26,141,485 90,446,849
United Overseas Bank Ltd. .................. 4,373,900 147,921,240
Wilmar International Ltd. .................... 5,626,200 17,205,485
Yangzijiang Shipbuilding Holdings Ltd. ........... 8,939,700 27,288,557
1,421,609,780
a
Spain  —  4 .0%
Acciona SA ............................. 85,837 23,609,036
ACS Actividades de Construccion y Servicios SA ... 622,094 79,298,851
Aena SME SA
(b)
.......................... 2,599,556 80,138,713
Amadeus IT Group SA ..................... 1,553,134 95,854,730
Banco Bilbao Vizcaya Argentaria SA ............ 19,902,081 557,892,897
Banco de Sabadell SA ..................... 17,428,480 66,911,821
Banco Santander SA ...................... 50,726,687 721,448,609
Bankinter SA ............................ 2,327,540 42,814,904
CaixaBank SA ........................... 12,412,743 180,311,643
Cellnex Telecom SA
(a) (b)
..................... 1,686,868 52,400,960
Endesa SA ............................. 1,105,525 53,833,457
Ferrovial N.V. ........................... 1,670,925 109,455,634
Iberdrola SA ............................ 22,004,524 522,686,312
Indra Sistemas SA ........................ 270,891 17,810,152
Industria de Diseno Textil SA ................. 3,861,261 251,999,804
International Consolidated Airlines Group SA , Class DI 4,109,710 24,006,701
Mapfre SA ............................. 3,161,008 16,163,527
Naturgy Energy Group SA ................... 1,450,957 48,403,713
Redeia Corp. SA ......................... 1,347,914 23,773,207
Repsol SA ............................. 3,897,026 118,941,233
Telefonica SA ........................... 13,015,486 53,736,906
3,141,492,810
a
Sweden  —  3 .8%
AddTech AB , Class B ...................... 891,959 32,454,928
Alfa Laval AB ........................... 1,000,303 59,195,990
Assa Abloy AB , Class B .................... 3,463,386 128,511,565
Atlas Copco AB , Class A .................... 8,874,124 187,508,631
Atlas Copco AB , Class B .................... 5,221,725 96,484,667
Beijer Ref AB , Class B ..................... 1,525,403 21,526,947
Boliden AB ............................. 982,998 49,462,068
Epiroc AB , Class A ........................ 2,274,601 58,313,097
Epiroc AB , Class B ........................ 1,345,453 29,499,845
Security Shares Value
a
Sweden (continued)
EQT AB ............................... 1,522,360 $ 51,708,111
Essity AB , Class B ........................ 2,083,068 60,514,561
Evolution AB
(a) (b)
.......................... 454,829 34,713,132
Fastighets AB Balder , Class B
(a)
............... 2,508,178 13,727,831
H & M Hennes & Mauritz AB , Class B ........... 1,487,941 27,249,764
Hexagon AB , Class B ...................... 7,194,826 71,017,016
Industrivarden AB , Class A .................. 378,666 21,835,035
Industrivarden AB , Class C .................. 535,120 30,621,588
Indutrade AB ............................ 943,754 23,694,905
Investment AB Latour , Class B ................ 500,449 10,557,499
Investor AB , Class B ....................... 6,122,697 264,487,409
L E Lundbergforetagen AB , Class B ............ 259,013 15,557,693
Lifco AB , Class B ......................... 802,975 27,347,783
Millicom International Cellular SA
(a)
............. 327,198 31,240,865
Nibe Industrier AB , Class B .................. 5,184,934 20,783,980
Nordea Bank Abp ........................ 10,873,375 219,458,948
Octave Intelligence PLC
(a)
................... 718,108 12,873,184
Saab AB , Class B ........................ 1,110,804 69,800,445
Sagax AB , Class B ........................ 744,198 13,081,819
Sandvik AB ............................. 3,678,699 137,563,957
Securitas AB , Class B ...................... 1,693,793 27,209,696
Skandinaviska Enskilda Banken AB , Class A ...... 5,225,020 122,435,282
Skanska AB , Class B ...................... 1,166,968 32,745,408
SKF AB , Class B ......................... 1,172,752 31,743,160
Spotify Technology SA
(a)
.................... 519,146 259,541,851
Svenska Cellulosa AB SCA , Class B ............ 2,083,819 23,691,248
Svenska Handelsbanken AB , Class A ........... 4,795,741 73,329,556
Swedbank AB , Class A ..................... 2,938,714 117,548,438
Swedish Orphan Biovitrum AB
(a)
............... 674,306 33,416,059
Tele2 AB , Class B ........................ 1,881,296 32,591,728
Telefonaktiebolaget LM Ericsson , Class B ........ 9,313,064 91,609,681
Telia Co. AB ............................ 8,109,842 37,582,667
Trelleborg AB , Class B ..................... 700,235 31,128,274
Verisure PLC
(a)
.......................... 880,671 10,950,715
Volvo AB , Class B ........................ 5,490,930 210,037,569
2,956,354,595
a
Switzerland  —  9 .4%
ABB Ltd. , Registered ...................... 5,544,242 546,988,809
Alcon AG .............................. 1,767,646 121,400,539
Avolta AG
(a)
............................. 299,424 17,975,704
Banque Cantonale Vaudoise , Registered ......... 105,018 16,497,354
Barry Callebaut AG , Registered ............... 12,414 17,295,466
Belimo Holding AG , Registered ............... 33,634 35,073,293
BKW AG .............................. 73,934 12,214,038
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 3,219 37,153,913
Chocoladefabriken Lindt & Spruengli AG , Registered . 374 44,038,728
Cie Financiere Richemont SA , Class A, Registered .. 1,901,651 449,439,492
EMS-Chemie Holding AG , Registered ........... 24,099 24,403,569
Galderma Group AG
(a)
..................... 649,845 141,413,618
Geberit AG , Registered ..................... 116,770 76,939,800
Givaudan SA , Registered ................... 32,555 130,117,576
Helvetia Baloise Holding AG ................. 274,448 73,598,544
Holcim AG
(a)
............................ 1,802,490 163,709,571
Julius Baer Group Ltd. ..................... 727,026 63,920,541
Kuehne + Nagel International AG , Registered ...... 165,771 42,215,519
Logitech International SA , Registered ........... 525,474 53,666,808
Lonza Group AG , Registered ................. 247,394 172,428,124
Nestle SA , Registered ..................... 9,114,221 910,975,309
Novartis AG , Registered .................... 6,478,202 1,013,137,374
Partners Group Holding AG .................. 78,437 65,379,478
Roche Holding AG , Bearer .................. 111,123 49,260,337
Roche Holding AG , NVS .................... 2,481,727 1,084,743,951
Sandoz Group AG ........................ 1,473,160 120,088,814

iShares
®
MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
49
Schedule of Investments
Security Shares Value
a
Switzerland (continued)
Schindler Holding AG , Participation Certificates , NVS 140,544 $ 44,240,442
Schindler Holding AG , Registered .............. 81,353 24,883,753
SGS SA , Registered ....................... 584,324 69,240,272
Sika AG , Registered ....................... 524,357 117,975,392
Sonova Holding AG , Registered ............... 175,445 47,800,667
Straumann Holding AG , Registered ............. 386,139 47,819,533
Swatch Group AG (The) , Bearer ............... 100,243 22,411,975
Swiss Life Holding AG , Registered ............. 98,311 116,006,776
Swiss Prime Site AG , Registered .............. 276,242 45,055,091
Swiss Re AG ............................ 1,066,761 177,525,058
Swisscom AG , Registered ................... 91,229 70,104,526
UBS Group AG , Registered .................. 11,229,534 593,566,571
VAT Group AG
(b)
......................... 93,067 69,658,589
Zurich Insurance Group AG .................. 529,234 403,132,414
7,333,497,328
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(a) (d)
....................... 473,933 6
a
United Kingdom  —  14 .7%
3i Group PLC ........................... 3,442,415 132,525,377
Admiral Group PLC ....................... 891,083 45,171,201
Airtel Africa PLC
(b)
........................ 3,115,193 14,061,659
Anglo American PLC ...................... 3,757,402 190,205,333
Antofagasta PLC ......................... 1,216,246 60,618,637
Associated British Foods PLC ................ 995,451 27,966,705
AstraZeneca PLC ........................ 5,342,041 908,736,221
Aviva PLC ............................. 10,686,834 100,020,213
BAE Systems PLC ........................ 10,367,200 293,488,491
Barclays PLC ........................... 48,404,524 332,710,358
BP PLC ............................... 55,540,536 417,285,383
British American Tobacco PLC ................ 7,103,541 430,907,414
BT Group PLC .......................... 20,674,996 55,980,435
Bunzl PLC ............................. 1,115,587 42,099,044
Centrica PLC ........................... 16,122,435 33,679,985
Coca-Cola HBC AG , Class DI
(a)
............... 706,207 47,619,399
Compass Group PLC ...................... 6,025,471 191,343,969
Diageo PLC ............................ 7,848,248 172,412,972
Endeavour Mining PLC ..................... 751,902 35,869,787
Experian PLC ........................... 3,175,614 119,815,012
Fresnillo PLC ........................... 649,358 21,874,227
Glencore PLC
(a)
.......................... 33,235,138 244,788,425
GSK PLC .............................. 14,350,564 373,155,661
Haleon PLC ............................ 31,397,031 153,706,064
Halma PLC ............................. 1,306,143 62,403,825
HSBC Holdings PLC ...................... 60,801,390 1,294,784,371
Imperial Brands PLC ...................... 2,603,521 98,805,870
Informa PLC ............................ 4,499,777 53,905,630
InterContinental Hotels Group PLC ............. 503,251 81,379,263
Intertek Group PLC ....................... 532,422 42,052,380
J Sainsbury PLC ......................... 5,961,021 28,745,887
Kingfisher PLC .......................... 5,992,443 25,000,111
Land Securities Group PLC .................. 2,462,467 23,454,838
Legal & General Group PLC ................. 18,461,866 74,961,744
Lloyds Banking Group PLC .................. 209,106,625 323,198,649
London Stock Exchange Group PLC ............ 1,585,920 178,404,179
M&G PLC .............................. 7,853,000 37,935,505
Marks & Spencer Group PLC ................. 7,306,562 39,940,383
Melrose Industries PLC ..................... 4,367,637 26,866,549
National Grid PLC ........................ 17,569,198 281,209,979
NatWest Group PLC ....................... 28,192,680 265,931,232
Next PLC .............................. 405,699 81,244,493
Pearson PLC ........................... 1,665,200 28,099,662
Prudential PLC .......................... 8,903,295 133,803,604
Reckitt Benckiser Group PLC ................. 2,265,109 159,865,415
Security Shares Value
a
United Kingdom (continued)
RELX PLC ............................. 6,320,211 $ 222,294,111
Rentokil Initial PLC ........................ 9,026,127 41,567,644
Rio Tinto PLC ........................... 3,773,746 366,693,469
Rolls-Royce Holdings PLC .................. 29,710,382 592,712,086
Sage Group PLC (The) ..................... 3,277,408 43,173,204
Schroders PLC .......................... 2,845,013 22,566,701
Segro PLC ............................. 4,413,519 57,652,507
Severn Trent PLC ........................ 937,652 38,025,487
Shell PLC .............................. 19,865,511 909,278,057
Smith & Nephew PLC ...................... 2,773,229 43,381,530
Smiths Group PLC ........................ 1,110,308 39,648,642
Spirax Group PLC ........................ 253,646 23,781,074
SSE PLC .............................. 4,288,290 135,481,842
Standard Chartered PLC .................... 6,296,492 186,172,209
Standard Life PLC ........................ 2,439,103 30,394,417
Sunbelt Rentals Holdings, Inc. ................ 1,448,157 103,754,948
Tesco PLC ............................. 22,587,044 148,671,498
Unilever PLC ........................... 7,729,072 491,782,235
United Utilities Group PLC ................... 2,620,394 48,803,183
Vodafone Group PLC ...................... 65,094,673 103,304,593
Wise Group PLC , Class A
(a)
.................. 2,536,311 30,293,636
11,467,468,614
a
United States  —  0 .2%
Nebius Group N.V. , Class A
(a) (c)
................ 713,721 135,899,616
a
Total Common Stocks — 99.4%
(Cost: $ 46,859,642,546 ) .............................. 77,508,970,516
a
Preferred Stocks
Germany  —  0 .2%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 389,973 19,091,661
Henkel AG & Co. KGaA , Preference Shares , NVS ... 555,316 48,411,723
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 529,673 17,580,431
Sartorius AG , Preference Shares , NVS .......... 90,673 22,852,655
Volkswagen AG , Preference Shares , NVS ........ 728,235 62,935,534
a
Total Preferred Stocks — 0.2%
(Cost: $ 282,206,809 ) ................................ 170,872,004
a
Total Long-Term Investments — 99.6%
(Cost: $ 47,141,849,355 ) .............................. 77,679,842,520
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 300,046,535 300,136,548
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 18,545,544 18,545,544
a
Total Short-Term Securities — 0.4%
(Cost: $ 318,657,485 ) ................................ 318,682,092
Total Investments —  100.0%
(Cost: $ 47,460,506,840 ) .............................. 77,998,524,612
Liabilities in Excess of Other Assets — 0 .0% ................ (20,398,556)
Net Assets — 100.0% ................................. $ 77,978,126,056

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE ETF
50
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 201,870,254 $ 98,286,853
(a)
$ — $ (45,166) $ 24,607 $ 300,136,548 300,046,535 $ 2,458,731
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 16,010,000 2,535,544
(a)
— — — 18,545,544 18,545,544 1,104,295 —
$ — $ (45,166) $ 24,607
$ 318,682,092
$ 3,563,026 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 337 09/10/26 $ 83,282 $ (270,193)
SPI 200 Index ....................................................................... 138 09/17/26 21,710 305,317
STOXX Europe 600 Index ............................................................... 5,962 09/18/26 223,543 3,222,253
$ 3,257,377
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,527,570 $ — $ — $ — $ 3,527,570
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 270,193 $ — $ — $ — $ 270,193
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
51
Schedule of Investments
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 99,451,904 $ — $ — $ — $ 99,451,904
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (1,850,381) $ — $ — $ — $ (1,850,381)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 444,892,848
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,626,040,479 $ 75,882,930,031 $ 6 $ 77,508,970,516
Preferred Stocks .......................................... — 170,872,004 — 170,872,004
Short-Term Securities
Money Market Funds ....................................... 318,682,092 — — 318,682,092
$ 1,944,722,571 $ 76,053,802,035 $ 6 $ 77,998,524,612
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 3,527,570 $ — $ — $ 3,527,570
Liabilities
Equity Contracts ............................................ — (270,193) — (270,193)
$ 3,527,570 $ (270,193) $ — $ 3,257,377
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
52
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  9 .8%
4DMedical Ltd.
(a) (b)
........................ 1,842,780 $ 4,687,062
Abacus Group ........................... 1,564,934 1,041,268
AET&D Holdings No. 1 Ltd.
(b) (c)
................ 169,200 1
AGL Energy Ltd. ......................... 2,237,722 13,020,921
Alkane Resources Ltd.
(a) (b)
................... 3,918,820 3,653,883
Alpha HPA Ltd.
(a) (b)
........................ 4,258,844 1,461,931
ALS Ltd. ............................... 1,865,642 28,158,568
Alurion Resources Ltd.
(b)
.................... 291,996 184,917
Amotiv Ltd. ............................. 465,955 2,299,520
AMP Ltd. .............................. 9,272,074 13,970,958
Ampol Ltd. ............................. 877,967 24,771,103
Ansell Ltd. ............................. 515,190 11,831,733
Arafura Rare Earths Ltd.
(b)
................... 17,772,599 2,236,919
ARB Corp. Ltd. .......................... 284,516 3,938,910
Arena REIT ............................. 1,472,018 3,288,022
Atlas Arteria Ltd. ......................... 1,924,965 6,798,373
AUB Group Ltd. .......................... 465,034 9,061,693
Aurizon Holdings Ltd. ...................... 6,182,450 18,181,107
Aussie Broadband Ltd. ..................... 892,545 2,976,922
Austal Ltd.
(b)
............................ 1,002,671 2,528,715
Bank of Queensland Ltd. .................... 2,447,427 11,399,772
Beach Energy Ltd. ........................ 5,376,637 3,457,735
Bega Cheese Ltd. ........................ 1,002,528 4,278,903
Bellevue Gold Ltd.
(b)
....................... 5,239,172 4,587,275
Bendigo & Adelaide Bank Ltd. ................ 2,126,431 17,095,170
BlueScope Steel Ltd. ...................... 1,617,308 37,095,001
Bravura Solutions Ltd. ..................... 1,105,616 1,974,330
Brazilian Rare Earths Ltd.
(b)
.................. 514,496 1,355,362
Breville Group Ltd.
(a)
....................... 368,779 8,478,274
BWP Property Group Ltd. ................... 2,253,447 6,148,986
Capricorn Metals Ltd. ...................... 1,479,490 13,114,871
Catalyst Metals Ltd.
(a) (b)
..................... 921,543 3,478,286
Catapult Sports Ltd.
(a) (b)
..................... 865,862 2,040,924
Centuria Capital Group ..................... 3,011,339 3,088,623
Centuria Industrial REIT .................... 1,871,125 3,952,131
Challenger Ltd. .......................... 1,891,606 12,999,011
Champion Iron Ltd. ....................... 1,511,850 3,594,955
Charter Hall Group ........................ 1,653,973 27,045,198
Charter Hall Long Wale REIT ................. 2,314,207 6,187,347
Charter Hall Retail REIT .................... 1,887,849 5,335,966
Charter Hall Social Infrastructure REIT .......... 1,211,648 2,191,121
Clarity Pharmaceuticals Ltd.
(b)
................ 1,001,402 1,660,051
Cleanaway Waste Management Ltd. ............ 8,002,236 13,141,239
Codan Ltd. ............................. 386,662 10,860,100
Collins Foods Ltd. ........................ 397,964 2,292,608
Corporate Travel Management Ltd.
(b) (c)
........... 408,317 143,656
Cromwell Property Group ................... 5,817,613 1,761,545
Data#3 Ltd. ............................. 523,875 3,593,970
Deep Yellow Ltd.
(b)
........................ 3,420,152 3,159,249
Deterra Royalties Ltd. ...................... 1,532,414 4,664,940
Develop Global Ltd.
(b)
...................... 930,635 3,161,347
Dexus ................................ 3,953,050 16,601,336
Dexus Industria REIT ...................... 1,005,810 1,741,370
Dicker Data Ltd. .......................... 444,806 3,915,325
DigiCo Infrastructure REIT ................... 1,558,142 2,773,875
Domino's Pizza Enterprises Ltd. ............... 236,332 3,075,848
Downer EDI Ltd. ......................... 2,393,604 13,022,153
DroneShield Ltd.
(a) (b)
....................... 3,231,483 3,849,441
Dyno Nobel Ltd. .......................... 6,436,684 17,037,360
Eagers Automotive Ltd. ..................... 581,847 9,565,993
Elders Ltd. ............................. 721,695 2,847,749
Electro Optic Systems Holdings Ltd.
(b)
........... 602,877 2,834,793
Security Shares Value
a
Australia (continued)
Elevra Lithium Ltd.
(a) (b)
...................... 636,225 $ 3,328,680
Elsight Ltd.
(a) (b)
........................... 692,452 2,727,237
Emerald Resources NL
(b)
.................... 1,938,333 7,273,274
Endeavour Group Ltd. ..................... 5,626,294 13,732,232
EQ Resources Ltd.
(b)
...................... 12,061,350 2,159,896
EVT Ltd. ............................... 317,279 2,851,320
Firefinch Ltd.
(a) (b) (c)
........................ 4,681,624 33
FireFly Metals Ltd.
(b)
....................... 2,644,248 3,222,306
Flight Centre Travel Group Ltd.
(a)
.............. 609,911 5,637,064
Gemlife Communities Group ................. 638,452 1,981,178
Generation Development Group Ltd.
(a)
........... 1,113,501 3,176,245
Genesis Minerals Ltd.
(b)
..................... 3,851,284 15,428,202
GenusPlus Group Ltd. ..................... 352,806 2,167,587
GPT Group (The) ......................... 7,084,810 25,518,649
GrainCorp Ltd. , Class A .................... 802,718 3,149,527
Growthpoint Properties Australia Ltd. ............ 932,143 1,459,737
Guzman y Gomez Ltd.
(a)
.................... 216,078 3,765,086
Hansen Technologies Ltd. ................... 649,537 1,936,401
Harvey Norman Holdings Ltd. ................ 1,943,589 6,693,918
Helia Group Ltd. ......................... 957,723 3,368,620
HMC Capital Ltd. ......................... 988,617 1,996,695
HomeCo Daily Needs REIT .................. 6,305,035 5,602,197
HUB24 Ltd. ............................. 289,031 17,210,567
IDP Education Ltd. ........................ 1,001,928 1,616,628
IGO Ltd.
(b)
.............................. 2,434,222 11,715,473
Iluka Resources Ltd. ....................... 1,584,137 6,698,322
Imdex Ltd. ............................. 1,900,064 4,908,400
Ingenia Communities Group ................. 1,421,650 4,336,947
Inghams Group Ltd. ....................... 1,305,070 2,062,251
IperionX Ltd.
(a) (b)
.......................... 1,007,175 2,143,344
IPH Ltd. ............................... 895,096 2,615,458
IRESS Ltd. ............................. 688,053 3,297,653
JB Hi-Fi Ltd. ............................ 401,739 23,110,872
Judo Capital Holdings Ltd.
(a) (b)
................ 3,728,223 2,533,576
Karoon Energy Ltd. ....................... 2,637,738 3,269,754
Kelsian Group Ltd. ........................ 638,215 1,985,740
Kingsgate Consolidated Ltd. ................. 892,625 2,524,398
L1 Group Ltd.
(a)
.......................... 2,756,312 1,993,021
Lendlease Corp. Ltd. ...................... 2,378,531 5,044,156
Lindian Resources Ltd.
(b)
.................... 4,619,201 2,513,198
Liontown Ltd.
(b)
.......................... 7,591,372 5,134,700
Lovisa Holdings Ltd. ....................... 228,450 3,807,902
MA Financial Group Ltd.
(a)
................... 420,989 1,683,949
Maas Group Holdings Ltd. ................... 543,318 1,897,101
Macmahon Holdings Ltd. .................... 4,197,924 2,720,974
Macquarie Technology Group Ltd.
(b)
............ 51,075 2,165,593
Mader Group Ltd.
(a)
....................... 180,658 874,893
Magellan Financial Group Ltd. ................ 623,178 4,170,971
McMillan Shakespeare Ltd.
(a)
................. 214,919 2,947,063
Megaport Ltd.
(b)
.......................... 869,719 11,116,376
Mesoblast Ltd.
(a) (b)
........................ 3,071,168 4,407,287
Metals X Ltd.
(b)
.......................... 2,963,705 3,277,231
Metcash Ltd. ............................ 4,014,650 8,572,093
Mineral Resources Ltd.
(a) (b)
................... 638,526 25,950,991
Minerals 260 Ltd.
(a) (b)
....................... 7,114,820 2,928,134
Mirvac Group ........................... 14,535,317 18,229,784
Monadelphous Group Ltd. ................... 343,036 7,023,345
Nanosonics Ltd.
(a) (b)
....................... 932,341 2,057,833
Netwealth Group Ltd. ...................... 441,569 6,665,227
Neuren Pharmaceuticals Ltd.
(a) (b)
............... 404,396 5,097,389
New Hope Corp. Ltd. ...................... 1,793,047 6,548,107
NEXTDC Ltd.
(a) (b)
......................... 2,797,769 26,314,687
nib holdings Ltd. ......................... 1,766,272 9,294,174
Nick Scali Ltd. ........................... 284,636 3,157,336

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
53
Schedule of Investments
Security Shares Value
a
Australia (continued)
Nickel Industries Ltd.
(b)
..................... 7,941,885 $ 4,525,094
Nine Entertainment Co. Holdings Ltd. ........... 4,369,937 2,938,021
NRW Holdings Ltd. ....................... 1,598,126 7,829,143
Nufarm Ltd.
(b)
........................... 1,236,252 2,599,021
Objective Corp. Ltd.
(a)
...................... 117,116 580,339
Ora Banda Mining Ltd.
(b)
.................... 4,709,050 3,751,165
Orica Ltd. .............................. 1,710,712 27,945,546
Orora Ltd. .............................. 4,475,165 4,568,287
Paladin Energy Ltd.
(a) (b)
..................... 1,655,803 10,945,949
Pantoro Gold Ltd.
(b)
....................... 1,307,436 1,874,125
Perenti Ltd. ............................. 3,137,581 4,655,778
Perpetual Ltd. ........................... 414,604 5,507,892
Perseus Mining Ltd. ....................... 4,957,686 16,971,507
PEXA Group Ltd.
(a) (b)
....................... 481,578 2,501,521
Pinnacle Investment Management Group Ltd. ...... 627,843 7,007,233
Predictive Discovery Ltd.
(b)
................... 12,366,165 5,735,279
Premier Investments Ltd. ................... 343,351 3,292,626
PWR Holdings Ltd.
(a)
...................... 320,389 2,236,382
PYC Therapeutics Ltd.
(b)
.................... 1,858,032 2,222,587
Ramelius Resources Ltd. ................... 7,002,006 15,058,746
Ramsay Health Care Ltd.
(a)
.................. 683,619 21,245,346
Redox Ltd.
(a)
............................ 712,349 1,834,179
Reece Ltd.
(a)
............................ 749,057 8,410,443
Region Group ........................... 4,208,525 7,036,030
Regis Healthcare Ltd. ...................... 693,263 3,032,365
Regis Resources Ltd. ...................... 2,665,272 11,421,232
Reliance Worldwide Corp. Ltd. ................ 2,772,722 6,819,648
Resolute Mining Ltd.
(b)
..................... 7,281,551 4,764,269
Sandfire Resources Ltd.
(b)
................... 1,720,741 22,778,095
SEEK Ltd. ............................. 1,209,584 12,480,116
Service Stream Ltd. ....................... 2,104,792 3,597,555
Silex Systems Ltd.
(b)
....................... 789,233 2,530,924
Sims Ltd. .............................. 583,120 10,415,454
SiteMinder Ltd.
(b)
......................... 909,202 2,143,149
SmartGroup Corp. Ltd. ..................... 443,706 3,995,623
SRG Global Ltd. ......................... 2,058,339 4,843,541
Stanmore Resources Ltd. ................... 1,118,461 1,811,433
Steadfast Group Ltd. ...................... 3,802,129 13,587,861
Storage King Group ....................... 1,753,146 1,586,048
Sunrise Energy Metals Ltd.
(b)
................. 320,214 3,229,493
Super Retail Group Ltd. .................... 579,359 5,403,484
Superloop Ltd.
(b)
......................... 1,772,202 3,971,956
Supply Network Ltd.
(a)
...................... 67,726 1,607,299
Tabcorp Holdings Ltd. ...................... 8,405,792 5,266,934
Tasmea Ltd.
(a)
........................... 383,686 2,257,370
Technology One Ltd. ...................... 1,084,111 23,645,124
Telix Pharmaceuticals Ltd.
(a) (b)
................ 997,615 9,912,077
Temple & Webster Group Ltd.
(a) (b)
.............. 339,993 1,316,689
TPG Telecom Ltd. ........................ 2,342,664 5,881,435
Treasury Wine Estates Ltd. .................. 2,736,252 9,463,511
Tuas Ltd.
(a) (b)
............................ 1,125,081 1,699,461
Vault Minerals Ltd. ........................ 3,581,520 12,003,189
Ventia Services Group Pty Ltd. ................ 2,767,605 11,287,161
Virgin Australia Holdings Ltd.
(a) (b)
............... 956,430 1,863,234
Viva Energy Group Ltd.
(d)
................... 4,091,782 8,226,866
Vulcan Energy Resources Ltd.
(a) (b)
.............. 1,305,637 2,330,748
Vulcan Steel Ltd. ......................... 266,132 983,135
WA1 Resources Ltd.
(b)
..................... 178,135 1,356,528
Waypoint REIT Ltd. ....................... 2,284,147 3,993,251
WEB Travel Group Ltd.
(b)
.................... 1,231,590 2,942,876
West African Resources Ltd.
(b)
................ 3,889,920 7,752,286
Westgold Resources Ltd. ................... 3,472,340 11,574,572
Whitehaven Coal Ltd. ...................... 2,876,657 14,206,513
Worley Ltd. ............................. 1,718,133 12,752,723
Security Shares Value
a
Australia (continued)
Yancoal Australia Ltd. ...................... 1,451,757 $ 5,720,374
Zip Co. Ltd.
(b)
........................... 4,444,815 7,957,692
1,293,180,230
a
Austria  —  0 .9%
ANDRITZ AG ........................... 239,821 22,590,603
AT&S Austria Technologie & Systemtechnik AG
(b)
... 93,204 14,273,376
CA Immobilien Anlagen AG .................. 113,144 3,150,898
CPI Europe AG
(a) (b)
........................ 123,207 2,210,309
DO & CO AG ........................... 28,273 6,601,896
EVN AG ............................... 133,248 4,514,717
Frequentis AG ........................... 7,988 681,648
Lenzing AG
(a) (b)
.......................... 67,466 1,833,128
Mayr Melnhof Karton AG .................... 30,208 2,895,837
Oesterreichische Post AG
(a)
.................. 121,222 4,554,685
Palfinger AG ............................ 58,690 1,984,191
Porr AG ............................... 69,864 3,034,226
UNIQA Insurance Group AG ................. 419,643 8,733,433
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 131,155 10,748,105
voestalpine AG .......................... 393,200 20,481,871
Wienerberger AG , Bearer ................... 396,804 9,766,293
118,055,216
a
Belgium  —  1 .5%
Ackermans & van Haaren N.V. ................ 79,835 24,777,438
Aedifica SA ............................. 344,078 27,823,649
Azelis Group N.V. ........................ 875,929 11,438,769
Barco N.V. ............................. 207,407 1,879,231
Bekaert SA ............................. 118,366 5,439,699
CMB Tech N.V. .......................... 297,945 4,868,205
CMB Tech N.V. .......................... 151,052 2,454,449
Colruyt Group N.V. ........................ 102,054 4,575,129
Deme Group N.V. ........................ 25,135 4,795,260
Fagron ................................ 240,627 6,427,309
Gimv N.V. .............................. 86,300 4,443,889
KBC Ancora ............................ 139,707 14,274,820
Kinepolis Group N.V. ...................... 51,133 2,384,496
Lakefront Biotherapeutics N.V.
(b)
............... 114,103 3,130,089
Melexis N.V. ............................ 74,300 5,834,340
Montea N.V. ............................ 73,525 5,762,451
Proximus SADP .......................... 537,081 3,979,226
Recticel SA
(a)
........................... 144,690 2,067,346
Retail Estates N.V. ........................ 41,490 3,154,372
Shurgard Self Storage Ltd. .................. 125,093 3,655,029
Solvay SA , Class A ....................... 272,055 8,338,332
Tessenderlo Group SA ..................... 78,959 1,944,355
Umicore SA ............................ 840,799 20,986,234
Vastned N.V. ............................ 34,487 1,182,146
VGP N.V. .............................. 54,706 5,330,484
Warehouses De Pauw CVA .................. 702,138 18,069,492
Xior Student Housing N.V. ................... 148,288 4,719,166
203,735,405
a
Bermuda  —  0 .1%
AutoStore Holdings Ltd.
(b) (d)
.................. 3,896,416 4,972,523
Conduit Holdings Ltd. ...................... 523,266 3,050,129
8,022,652
a
China  —  0 .1%
HBM Holdings Ltd.
(b) (d)
...................... 2,143,000 3,328,148
Mobvista, Inc.
(b) (d)
......................... 2,001,000 2,855,306
United Energy Group Ltd.
(a) (b)
................. 50,484,000 2,328,247
8,511,701
a

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
54
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Denmark  —  1 .9%
AL Sydbank ............................ 252,388 $ 24,303,407
ALK-Abello A.S. .......................... 485,027 16,589,080
Alm Brand A.S. .......................... 2,692,733 7,074,552
Ambu A.S. , Class B
(a)
...................... 669,929 7,487,806
Bavarian Nordic A.S.
(b)
..................... 289,365 7,932,017
Chemometec A.S. ........................ 61,952 4,134,846
D/S Norden A.S. ......................... 70,536 3,673,027
Dfds A.S.
(b)
............................. 111,339 2,135,648
FLSmidth & Co. A.S. ...................... 144,279 10,827,125
GN Store Nord A.S.
(a) (b)
..................... 496,058 7,483,927
Gubra A.S.
(a) (b)
........................... 23,148 1,383,167
H Lundbeck A.S. ......................... 1,027,405 6,573,170
ISS A.S. ............................... 482,211 21,372,227
Jyske Bank A.S. , Registered ................. 148,516 23,573,231
Matas A.S.
(a)
............................ 121,529 1,693,505
Netcompany Group A.S.
(a) (b) (d)
................. 136,550 6,814,908
NKT A.S.
(b)
............................. 197,590 26,968,554
NTG Nordic Transport Group A.S.
(b)
............ 39,601 1,554,545
Per Aarsleff Holding A.S. .................... 62,676 6,980,939
Ringkjoebing Landbobank A.S. ................ 90,107 24,212,490
Royal Unibrew A.S. ....................... 180,855 13,567,030
Scandinavian Tobacco Group A.S.
(d)
............ 183,539 2,037,423
Schouw & Co. A.S. ........................ 43,621 4,173,222
TORM PLC , Class A ....................... 226,060 6,901,770
Zealand Pharma A.S.
(b)
..................... 236,106 11,099,171
250,546,787
a
Finland  —  1 .0%
Bittium OYJ
(a)
........................... 104,255 3,430,590
Finnair OYJ
(b)
........................... 328,522 1,824,533
Harvia OYJ
(a)
............................ 57,246 2,731,108
Hiab OYJ , Class B ........................ 141,698 9,629,413
Huhtamaki OYJ .......................... 343,709 12,257,709
Kalmar OYJ , Class B ...................... 139,633 6,209,305
Kemira OYJ ............................ 415,557 8,156,498
Kempower OYJ
(a) (b)
........................ 80,707 957,267
Konecranes OYJ ......................... 683,464 21,321,182
Lumo Kodit OYJ ......................... 580,364 5,272,246
Mandatum OYJ .......................... 1,608,168 11,017,844
Metsa Board OYJ , Class B
(b)
................. 556,479 1,886,758
Nokian Renkaat OYJ
(a)
..................... 450,044 7,919,851
Outokumpu OYJ ......................... 1,464,051 8,816,859
Puuilo OYJ ............................. 288,059 5,685,941
QT Group OYJ
(a) (b)
........................ 69,858 2,027,209
Revenio Group OYJ
(b)
...................... 76,397 1,076,548
Tieto OYJ .............................. 375,960 8,047,138
Tieto OYJ .............................. 7,131 152,634
Tokmanni Group Corp. ..................... 158,504 1,335,855
Valmet OYJ ............................ 510,254 15,385,604
YIT OYJ
(b)
.............................. 463,982 1,567,915
136,710,007
a
France  —  3 .9%
2CRSI SACA
(a) (b)
......................... 36,181 1,085,976
Air France-KLM , NVS
(a) (b)
.................... 431,903 6,032,416
Altarea SCA ............................ 19,908 2,316,972
Alten SA ............................... 106,643 9,274,017
Antin Infrastructure Partners SA ............... 119,871 1,208,931
APERAM SA ............................ 161,505 8,531,147
ARGAN SA , NVS ......................... 43,175 3,781,096
Arkema SA ............................. 206,404 14,058,714
Assystem SA ........................... 22,630 1,095,651
Aubay ................................ 26,173 1,672,459
Beneteau SACA
(a)
........................ 127,762 888,406
Canal+ SA ............................. 2,429,423 8,642,330
Security Shares Value
a
France (continued)
Carmila SA ............................. 227,976 $ 4,451,682
Cie des Alpes ........................... 71,740 1,690,230
Clariane SE
(b)
........................... 384,487 1,773,243
Coface SA ............................. 372,394 6,796,941
DBV Technologies SA
(b)
.................... 634,957 1,720,671
Derichebourg SA ......................... 339,176 3,651,576
Edenred SE ............................ 811,975 26,734,087
Elior Group SA
(d)
......................... 437,173 1,070,967
Elis SA ................................ 564,752 16,199,287
Emeis SA
(b)
............................. 262,933 4,438,183
Equasens .............................. 18,599 702,622
Eramet SA
(a) (b)
........................... 31,400 1,567,433
Etablissements Maurel et Prom SA ............. 212,300 1,996,996
Eurazeo SE ............................ 133,292 7,329,128
Eutelsat Communications SACA
(a) (b)
............ 968,820 2,291,610
Exail Technologies SA , NVS
(a) (b)
............... 35,666 5,136,760
Exosens SAS ........................... 121,420 8,055,696
FDJ UNITED
(a)
.......................... 404,569 10,236,396
Fnac Darty SA ........................... 42,122 1,678,666
Forvia SE
(b)
............................. 567,428 5,862,070
Gaztransport Et Technigaz SA ................ 136,111 30,763,697
GL Events SACA ......................... 27,740 1,009,509
ICADE ................................ 124,325 2,773,437
ID Logistics Group SACA
(b)
.................. 11,577 4,822,487
Imerys SA .............................. 124,647 3,393,911
Interparfums SA
(a)
........................ 93,396 2,651,174
Inventiva SACA
(a) (b) (d)
...................... 335,368 1,486,837
IPSOS SA ............................. 128,853 5,323,530
JCDecaux SE ........................... 258,472 6,771,222
Kaufman & Broad SA ...................... 47,306 1,385,273
LISI SA ............................... 76,389 5,610,361
Louis Hachette Group , NVS .................. 2,312,667 4,699,531
Manitou BF SA .......................... 36,583 934,049
Medincell SA , NVS
(a) (b)
..................... 83,392 2,507,601
Mercialys SA ............................ 336,563 4,665,436
Mersen SA ............................. 78,798 3,394,285
Metropole Television SA
(a)
................... 85,631 1,197,942
Nanobiotix SA
(b)
.......................... 115,657 4,497,231
Nexans SA ............................. 136,148 20,738,246
Nexity SA
(a) (b)
............................ 151,681 1,238,868
Opmobility ............................. 203,794 3,026,305
OVH Groupe SA
(a) (b)
....................... 97,902 1,700,743
Peugeot Invest SA ........................ 17,930 1,172,701
Pierre Et Vacances SA , NVS
(b)
................ 496,664 1,075,252
Planisware SA , NVS
(a)
..................... 86,548 2,316,048
Pluxee N.V. , NVS
(a)
....................... 310,313 5,094,400
Remy Cointreau SA ....................... 82,096 4,585,771
Robertet SA
(a)
........................... 3,162 2,910,956
Rubis SCA ............................. 262,660 10,153,797
SCOR SE .............................. 563,647 22,298,522
SEB SA ............................... 89,954 6,058,782
Seche Environnement SACA , NVS
(a)
............ 8,132 761,825
SES SA , Class A ......................... 1,297,513 8,610,786
Societe BIC SA .......................... 70,698 5,543,124
SOITEC
(b)
.............................. 95,617 11,648,617
Sopra Steria Group ....................... 51,872 11,010,453
SPIE SA ............................... 557,333 29,973,778
Technip Energies N.V. ..................... 492,539 17,035,309
Teleperformance SE ....................... 155,133 12,343,520
Television Francaise 1 SA
(a)
.................. 143,170 1,173,668
Tikehau Capital SCA
(a)
..................... 129,557 2,375,468
Trigano SA ............................. 30,643 5,352,690
Ubisoft Entertainment SA
(a) (b)
................. 360,758 2,386,657
Valeo SE .............................. 768,180 13,290,965

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
55
Schedule of Investments
Security Shares Value
a
France (continued)
Vallourec SACA .......................... 660,783 $ 15,932,193
Valneva SE
(a) (b)
.......................... 515,449 1,278,639
Vicat SACA ............................. 56,355 4,266,264
Virbac SACA ............................ 14,887 5,797,099
Viridien
(b)
.............................. 27,078 2,911,688
Vivendi SE ............................. 2,405,066 4,438,517
Voltalia SA , Registered
(a) (b)
................... 143,072 1,155,015
Vusion
(a)
............................... 29,928 4,498,497
Wavestone ............................. 26,694 1,000,749
Wendel SE ............................. 86,248 8,364,343
Worldline SA
(a) (b) (d)
........................ 149,035 2,119,590
X-Fab Silicon Foundries SE
(b) (d)
............... 194,096 1,453,021
516,952,738
a
Germany  —  3 .6%
2G Energy AG
(b)
.......................... 36,193 2,406,311
AIXTRON SE ........................... 408,212 17,218,862
Alzchem Group AG ....................... 22,412 3,994,400
Aroundtown SA
(b)
......................... 2,454,106 6,173,025
Atoss Software SE ........................ 32,516 3,167,728
Aumovio SE
(b)
........................... 203,723 9,406,511
Aurubis AG
(a)
............................ 87,129 18,333,840
Auto1 Group SE
(b)
........................ 490,463 12,880,028
Bechtle AG
(a)
............................ 301,191 12,612,632
Befesa SA
(d)
............................ 122,483 4,939,309
Bilfinger SE ............................. 130,707 12,500,286
CANCOM SE ........................... 89,464 2,473,824
Carl Zeiss Meditec AG , Bearer ................ 133,287 4,696,697
CECONOMY AG
(b)
........................ 505,221 2,478,343
Cewe Stiftung & Co. KGAA .................. 18,497 2,048,657
Dermapharm Holding SE
(a)
.................. 40,764 1,927,834
Deutsche Pfandbriefbank AG
(a) (b) (d)
............. 478,924 1,892,021
Deutz AG
(a)
............................. 530,745 6,055,856
Douglas AG
(a) (b)
.......................... 113,769 1,057,625
Duerr AG .............................. 184,723 3,814,127
Eckert & Ziegler SE ....................... 157,474 2,477,688
Elmos Semiconductor SE ................... 33,938 5,734,956
Energiekontor AG
(a)
....................... 24,992 987,728
Evotec SE
(a) (b)
........................... 486,587 1,913,932
Fielmann Group AG ....................... 87,369 4,095,092
flatexDEGIRO SE ........................ 303,790 12,791,107
Fraport AG Frankfurt Airport Services Worldwide .... 136,011 10,625,471
Freenet AG ............................. 437,959 12,307,099
Friedrich Vorwerk Group SE ................. 27,466 2,086,196
Gerresheimer AG
(a) (b)
...................... 109,455 3,481,731
GFT Technologies SE ...................... 62,009 1,636,215
Grand City Properties SA
(a)
.................. 121,189 1,358,006
GRENKE AG
(a)
.......................... 83,943 1,140,351
HelloFresh SE
(b)
.......................... 541,491 2,133,211
Hornbach Holding AG & Co. KGaA ............. 36,748 3,540,093
HUGO BOSS AG
(a)
........................ 141,249 6,202,799
Hypoport SE
(a) (b)
.......................... 14,586 1,386,434
Indus Holding AG ......................... 69,788 2,558,536
IONOS Group SE
(a) (b)
...................... 178,865 6,520,253
Jenoptik AG ............................ 188,392 8,162,286
JOST Werke SE
(d)
........................ 60,252 4,030,198
K+S AG , Registered ....................... 607,792 10,194,518
KION Group AG .......................... 264,157 11,953,757
Kontron AG
(a) (b)
.......................... 138,614 3,581,964
Krones AG ............................. 50,633 6,525,369
KWS Saat SE & Co. KGaA .................. 39,003 3,233,796
LANXESS AG ........................... 315,742 6,031,157
LEG Immobilien SE ....................... 278,032 16,692,623
MBB SE ............................... 5,877 1,308,732
Mutares SE & Co. KGaA
(a)
................... 62,539 1,926,298
Security Shares Value
a
Germany (continued)
Nagarro SE
(a)
........................... 26,329 $ 2,326,515
Nordex SE
(b)
............................ 480,285 21,458,969
Norma Group SE ......................... 85,835 1,809,877
PATRIZIA SE ........................... 150,787 1,267,457
Pfisterer Holding SE ....................... 26,015 2,286,933
PNE AG
(a)
.............................. 94,533 1,154,797
ProSiebenSat.1 Media SE ................... 204,535 855,894
Puma SE
(b)
............................. 368,386 11,751,462
PVA TePla AG
(b)
.......................... 70,184 2,696,046
Redcare Pharmacy N.V.
(a) (b) (d)
................. 61,629 4,383,890
RENK Group AG
(a)
........................ 295,431 16,395,383
RTL Group SA ........................... 127,443 4,771,050
SAF-Holland SE ......................... 164,429 4,110,566
Salzgitter AG ............................ 104,749 6,275,597
Schaeffler AG ........................... 709,597 5,848,980
Schott Pharma AG & Co. KGaA ............... 129,311 3,284,362
Secunet Security Networks AG ................ 5,675 1,174,580
Siltronic AG
(a) (b)
.......................... 59,959 5,299,426
Sixt SE ............................... 48,865 4,045,039
SMA Solar Technology AG
(b)
................. 57,146 3,506,261
Stroeer SE & Co. KGaA .................... 114,428 5,237,904
Suedzucker AG
(b)
......................... 200,900 2,624,829
SUSS MicroTec SE ....................... 70,112 6,069,513
TAG Immobilien AG ....................... 680,058 10,866,896
TeamViewer SE
(b) (d)
....................... 574,590 4,012,403
thyssenkrupp AG ......................... 1,836,069 25,765,335
Thyssenkrupp Nucera AG & Co. KGaa
(a) (b) (d)
....... 87,400 763,365
Tkms AG& Co. KGaA
(b)
..................... 92,027 8,767,274
United Internet AG , Registered ................ 291,499 7,963,204
Verbio SE
(b)
............................. 75,957 2,535,187
Vossloh AG
(a)
........................... 34,708 2,339,292
Wacker Chemie AG
(b)
...................... 65,748 6,734,187
Wacker Neuson SE ....................... 96,712 2,442,904
Wuestenrot & Wuerttembergische AG ........... 82,461 1,389,587
478,910,476
a
Greece  —  0 .2%
Metlen Energy & Metals PLC
(a)
................ 367,847 19,616,194
a
Hong Kong  —  1 .5%
ASMPT Ltd. ............................ 1,150,800 22,083,346
Bank of East Asia Ltd. (The) ................. 3,351,000 7,118,468
Bright Smart Securities & Commodities Group Ltd.
(a) (b)
3,106,000 2,534,430
Brightoil Petroleum Holdings Ltd.
(a) (b) (c)
........... 12,938,512 17
Champion REIT .......................... 6,448,000 1,913,365
Chow Sang Sang Holdings International Ltd. ...... 1,248,000 1,851,304
CITIC Telecom International Holdings Ltd. ........ 6,023,000 2,135,053
CK Life Sciences Int'l Holdings, Inc.
(b)
........... 10,024,000 715,880
Comba Telecom Systems Holdings Ltd. .......... 6,900,000 694,914
Cowell e Holdings, Inc.
(a)
.................... 957,000 2,517,439
Crystal International Group Ltd.
(a) (d)
............. 2,082,000 1,716,484
CTF Services Ltd. ........................ 4,024,900 4,207,978
Dah Sing Banking Group Ltd. ................. 1,408,800 2,706,890
Dah Sing Financial Holdings Ltd. .............. 691,600 4,393,597
Deep Source Holdings Ltd.
(a) (b)
................ 22,590,000 1,501,763
DFI Retail Group Holdings Ltd. ................ 1,137,300 4,496,594
Envision Greenwise Holdings Ltd.
(a) (b)
........... 5,182,000 3,170,994
First Pacific Co. Ltd. ....................... 8,336,000 5,949,999
Fortune REIT ........................... 5,517,000 3,397,517
FWD Group Holdings Ltd.
(a) (b)
................. 676,300 2,585,008
Great Eagle Holdings Ltd. ................... 625,000 1,263,963
Guotai Junan International Holdings Ltd.
(a)
........ 9,994,000 2,689,731
Hang Lung Group Ltd. ..................... 2,876,000 5,062,045
Hang Lung Properties Ltd. ................... 6,371,000 5,920,898
Health & Happiness H&H International Holdings Ltd.
(a)
809,500 1,573,135

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
56
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Hong Kong (continued)
HKBN Ltd. ............................. 1,289,000 $ 994,396
Hysan Development Co. Ltd. ................. 2,195,000 5,219,540
Impro Precision Industries Ltd.
(d)
............... 1,686,000 1,557,083
Jiaxin International Resources Investment Ltd.
(a) (b)
... 326,800 2,301,902
Johnson Electric Holdings Ltd. ................ 1,377,750 3,268,305
JS Global Lifestyle Co. Ltd.
(a) (b) (d)
............... 3,802,500 681,821
Kerry Properties Ltd. ...................... 2,087,000 5,207,277
KLN Logistics Group Ltd.
(a)
.................. 1,281,388 978,218
Laekna, Inc.
(b)
........................... 809,500 623,583
Luk Fook Holdings International Ltd. ............ 1,178,000 3,692,633
Man Wah Holdings Ltd.
(a)
.................... 5,590,800 2,245,313
Melco International Development Ltd.
(a) (b)
......... 3,183,500 1,494,478
Melco Resorts & Entertainment Ltd. , ADR
(b)
....... 565,648 3,241,163
MGM China Holdings Ltd. ................... 3,056,400 4,423,941
New World Development Co. Ltd.
(a) (b)
............ 5,060,000 4,440,456
OSL Group Ltd.
(a) (b)
........................ 2,264,631 3,393,897
Pacific Basin Shipping Ltd. .................. 15,285,000 6,386,625
PCCW Ltd. ............................. 14,432,000 10,817,311
Plover Bay Technologies Ltd. ................. 972,000 1,033,120
Realord Technology Co. Ltd.
(a) (b)
............... 1,630,000 1,460,439
SJM Holdings Ltd.
(a) (b)
...................... 9,905,000 2,007,296
Stella International Holdings Ltd.
(a)
............. 2,117,500 3,935,228
SUNeVision Holdings Ltd.
(a)
.................. 2,538,000 1,564,274
Time Interconnect Technology Ltd.
(a)
............ 2,486,000 4,168,208
TS Lines Ltd.
(a)
.......................... 1,179,000 1,336,620
United Laboratories International Holdings Ltd. (The)
(a)
3,930,000 4,471,708
Vitasoy International Holdings Ltd.
(a)
............ 2,302,000 1,900,773
Viva Goods Company Ltd.
(a)
.................. 12,800,000 563,093
Vobile Group Ltd.
(a) (b)
...................... 6,794,000 2,149,805
VSTECS Holdings Ltd. ..................... 2,758,000 3,298,078
VTech Holdings Ltd.
(a)
...................... 597,200 3,937,152
Wynn Macau Ltd. ......................... 5,602,400 4,061,210
Xinyi Electric Storage Holdings Ltd.
(b)
........... 1 —
Xinyi Glass Holdings Ltd.
(a)
.................. 5,870,000 6,970,319
Yue Yuen Industrial Holdings Ltd.
(a)
............. 2,894,500 5,238,502
201,264,579
a
Ireland  —  0 .3%
Cairn Homes PLC ........................ 2,219,184 6,247,648
Glanbia PLC ............................ 752,503 19,977,656
Glenveagh Properties PLC
(b) (d)
................ 1,767,289 4,885,210
Irish Residential Properties REIT PLC ........... 1,974,388 2,468,013
Uniphar PLC ............................ 880,104 4,309,796
37,888,323
a
Israel  —  4 .3%
Africa Israel Residences Ltd.
(a)
................ 24,015 1,703,096
Airport City Ltd.
(b)
......................... 210,731 3,796,252
Alony Hetz Properties & Investments Ltd. ......... 555,358 5,767,436
Amot Investments Ltd. ..................... 891,634 5,417,667
Amram Avraham Construction Co. Ltd.
(a) (b)
........ 97,340 1,191,686
Aryt Industries Ltd.
(a)
....................... 221,086 1,824,963
Ashtrom Group Ltd.
(a)
...................... 176,011 3,607,642
Aura Investments Ltd.
(a)
.................... 582,912 3,044,695
Ayalon Holdings Ltd. ...................... 37,414 1,724,215
Azorim-Investment Development & Construction Co.
Ltd.
(a)
............................... 281,859 1,327,320
Bet Shemesh Engines Holdings 1997 Ltd.
(b)
....... 29,872 8,110,104
Bezeq The Israeli Telecommunication Corp. Ltd. .... 10,176,507 24,383,212
Big Shopping Centers Ltd. ................... 58,565 13,162,370
Blue Square Real Estate Ltd. ................. 20,814 2,187,644
Camtek Ltd.
(b)
........................... 106,383 14,710,346
Carasso Motors Ltd. ....................... 123,536 1,235,171
Cellcom Israel Ltd. ........................ 411,907 4,444,428
Cellebrite DI Ltd.
(a) (b)
....................... 457,550 6,748,862
Security Shares Value
a
Israel (continued)
Clal Insurance Enterprises Holdings Ltd. ......... 255,865 $ 19,363,249
Danel Adir Yeoshua Ltd.
(a)
................... 18,549 2,608,641
Danya Cebus Ltd. ........................ 45,676 1,753,665
Delek Automotive Systems Ltd.
(b)
.............. 185,591 1,027,715
Delek Group Ltd. ......................... 336,951 8,895,610
Delta Galil Ltd.
(a)
......................... 41,214 2,382,617
Doral Group Renewable Energy Resources Ltd.
(b)
... 298,618 6,729,366
El Al Israel Airlines
(a)
....................... 1,244,339 5,525,459
Elco Ltd. ............................... 37,374 1,806,614
Electra Consumer Products 1970 Ltd.
(a)
.......... 45,540 1,070,565
Electra Ltd.
(a)
............................ 153,648 5,982,042
Electra Real Estate Ltd.
(a) (b)
.................. 113,123 1,182,698
Energix-Renewable Energies Ltd. .............. 1,060,694 7,686,308
Equital Ltd.
(b)
............................ 85,154 3,192,864
Etoro Group Ltd. , Class A
(a) (b)
................. 165,251 5,894,503
Fattal Holdings 1998 Ltd.
(a) (b)
................. 25,020 5,541,163
FIBI Holdings Ltd. ........................ 63,677 6,249,889
First International Bank Of Israel Ltd. (The) ....... 198,197 15,305,494
Formula Systems 1985 Ltd. .................. 36,114 3,808,369
Fox Wizel Ltd.
(a)
.......................... 30,244 2,991,252
G City Ltd. ............................. 325,870 1,234,491
Gav-Yam Lands Corp. Ltd. .................. 202,419 2,600,685
Gilat Satellite Networks Ltd.
(a) (b)
............... 270,451 2,978,738
Global-e Online Ltd.
(b)
...................... 404,862 15,915,125
Hilan Ltd.
(a)
............................. 57,850 4,146,212
IBI Investment House Ltd.
(a)
.................. 12,687 1,973,323
IDI Insurance Co. Ltd. ...................... 31,455 2,484,133
Inmode Ltd.
(a) (b)
.......................... 199,506 3,020,521
Inrom Construction Industries Ltd. ............. 376,616 3,009,793
Isracard Ltd.
(b)
........................... 705,361 2,465,732
Israel Canada T.R Ltd.
(a)
.................... 655,447 3,348,204
Israel Corp. Ltd.
(a)
......................... 136,903 3,580,064
Isras Holdings Ltd.
(a)
....................... 13,936 1,716,182
Isras Investment Co. Ltd. ................... 4,563 1,261,479
Isrotel Ltd.
(b)
............................ 66,024 2,719,769
Ituran Location and Control Ltd. ............... 54,296 2,994,967
Kenon Holdings Ltd. ....................... 69,403 4,732,111
Kornit Digital Ltd.
(b)
........................ 165,238 2,514,922
Kvutzat Acro Ltd.
(a) (b)
....................... 111,430 1,495,807
M Yochananof & Sons Ltd. .................. 18,731 2,142,810
Matrix IT Ltd. ............................ 179,919 5,098,083
Max Stock Ltd. .......................... 396,690 4,523,860
Mega Or Holdings Ltd. ..................... 90,429 14,687,306
Meitav Investment House Ltd. ................ 146,244 6,327,851
Melisron Ltd. ............................ 84,647 11,114,746
Menora Mivtachim Holdings Ltd. ............... 79,897 12,493,803
Meshek Energy Renewable Energies Ltd.
(b)
....... 1,183,632 4,326,752
Migdal Insurance & Financial Holdings Ltd.
(b)
...... 2,077,070 11,798,233
Mivne Real Estate KD Ltd. ................... 2,090,507 9,224,974
Mivtach Shamir Holdings Ltd. ................. 19,000 2,667,659
Monday.com Ltd.
(a) (b)
....................... 154,226 13,440,796
Nayax Ltd.
(a) (b)
........................... 58,673 3,981,877
Neto Malinda Trading Ltd. ................... 44,338 2,044,939
Next Vision Stabilized Systems Ltd. ............ 271,368 21,086,177
Nice Ltd.
(b)
............................. 211,609 20,618,756
Oddity Tech Ltd. , Class A
(a) (b)
................. 146,528 2,077,767
Oil Refineries Ltd. ........................ 8,079,536 5,149,333
One Software Technologies Ltd. ............... 165,029 3,538,560
OY Nofar Energy Ltd.
(b)
..................... 97,554 5,736,033
Partner Communications Co. Ltd. .............. 538,539 6,622,456
Paz Retail And Energy Ltd. .................. 37,298 10,531,120
Prashkovsky Investments and Construction Ltd.
(a)
... 29,248 1,270,459
Priortech Ltd.
(a) (b)
......................... 28,550 3,158,952
Qualitau Ltd.
(a)
........................... 15,903 2,609,280

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
57
Schedule of Investments
Security Shares Value
a
Israel (continued)
Radware Ltd.
(b)
.......................... 125,618 $ 3,289,935
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 33,335 3,750,055
REIT 1 Ltd. ............................. 728,379 5,155,325
Retailors Ltd.
(a) (b)
......................... 71,915 547,937
Riskified Ltd. , Class A
(a) (b)
................... 313,527 1,627,205
RP Optical Lab Ltd.
(b)
...................... 138,661 1,829,246
Scope Metals Group Ltd. .................... 27,029 2,566,990
Sella Capital Real Estate Ltd. ................. 880,728 2,539,598
Shapir Engineering and Industry Ltd. ............ 563,234 8,429,434
Shikun & Binui Ltd.
(a) (b)
..................... 1,340,301 7,670,805
Shikun & Binui Soltec Renewable Energy
(b)
....... 1,039,677 1,392,684
Shufersal Ltd. ........................... 722,151 10,330,104
Strauss Group Ltd. ........................ 209,928 7,950,290
Summit Real Estate Holdings Ltd. .............. 145,827 2,382,133
Tamar Petroleum Ltd.
(a) (d)
.................... 102,051 997,386
Tel Aviv Stock Exchange Ltd. ................. 330,859 12,743,693
Turpaz Industries Ltd. ...................... 189,355 3,976,110
Wix.com Ltd.
(a) (b)
......................... 131,681 7,246,405
YD More Investments Ltd. ................... 131,117 1,826,543
YH Dimri Construction & Development Ltd.
(a)
...... 36,128 4,261,524
ZIM Integrated Shipping Services Ltd. ........... 422,595 10,645,168
565,008,602
a
Italy  —  2 .6%
A2A SpA .............................. 5,744,671 15,006,128
ACEA SpA ............................. 190,286 4,623,825
Amplifon SpA ........................... 545,692 7,639,250
Ariston Holding N.V. ....................... 291,846 1,223,927
Arnoldo Mondadori Editore SpA ............... 421,534 1,020,793
Ascopiave SpA .......................... 272,720 845,970
Avio SpA
(a)
............................. 137,545 4,626,904
Azimut Holding SpA ....................... 411,449 17,476,279
Banca Generali SpA ....................... 205,940 15,558,173
Banca IFIS SpA .......................... 114,037 1,941,786
Banco di Desio e della Brianza SpA ............ 126,897 2,469,506
Bio On SpA
(a) (b) (c)
......................... 19,879 —
Brembo N.V.
(a)
........................... 516,849 6,328,814
Brunello Cucinelli SpA
(a)
.................... 123,929 12,638,312
Carel Industries SpA
(d)
..................... 169,481 5,286,570
Cembre SpA ............................ 19,668 1,855,752
Cementir Holding N.V. ..................... 160,213 2,798,617
Credito Emiliano SpA ...................... 247,704 5,446,906
d'Amico International Shipping SA ............. 184,446 1,536,695
Danieli & C Officine Meccaniche SpA ........... 35,474 2,663,786
De' Longhi SpA .......................... 246,866 11,587,723
DiaSorin SpA
(a)
.......................... 72,805 6,027,172
El.En. SpA ............................. 172,055 3,083,217
Enav SpA
(d)
............................. 973,644 5,686,118
ERG SpA .............................. 194,309 4,932,504
Ferretti SpA
(a)
........................... 488,606 1,628,411
Fila SpA ............................... 119,443 1,292,821
Fincantieri SpA
(a) (b)
........................ 464,150 7,295,928
GVS SpA
(a) (b) (d)
........................... 266,741 1,334,598
Hera SpA .............................. 3,009,303 13,136,213
Industrie De Nora SpA ..................... 115,165 853,288
Intercos SpA , NVS ........................ 185,509 2,853,688
Interpump Group SpA ...................... 279,525 11,252,883
Iren SpA ............................... 2,114,538 6,149,488
Italmobiliare SpA
(a)
........................ 51,523 1,551,976
Iveco Group N.V. ......................... 696,241 11,163,880
Juventus Football Club SpA , NVS
(a) (b)
........... 433,384 1,013,278
Lottomatica Group SpA ..................... 857,551 23,183,165
LU-VE SpA , NVS ......................... 36,934 2,429,493
Maire SpA ............................. 537,194 8,028,033
MARR SpA
(a)
............................ 117,228 862,088
Security Shares Value
a
Italy (continued)
MFE-MediaForEurope N.V. , Class A
(a)
........... 876,257 $ 2,663,169
MFE-MediaForEurope N.V. , Class B
(a)
........... 242,189 984,119
NewPrinces SpA , NVS
(a) (b)
................... 64,390 1,192,100
Nexi SpA
(a) (d)
............................ 2,242,318 10,989,348
OVS SpA
(d)
............................. 555,961 4,019,017
Pharmanutra SpA ........................ 13,498 1,295,986
Piaggio & C SpA
(a)
........................ 691,340 1,550,620
Pirelli & C SpA
(d)
......................... 1,595,779 12,156,031
RAI Way SpA
(d)
.......................... 341,722 1,831,957
Reply SpA ............................. 81,696 10,367,376
Safilo Group SpA
(b)
........................ 733,194 1,396,737
Saipem SpA
(a)
........................... 4,774,300 23,162,265
Salvatore Ferragamo SpA
(b)
.................. 180,068 2,116,400
Sanlorenzo SpA
(a)
........................ 51,159 2,240,932
Sesa SpA .............................. 25,506 2,724,374
SOL SpA .............................. 128,887 8,456,821
Tamburi Investment Partners SpA
(a)
............ 307,835 3,313,052
Technogym SpA
(d)
........................ 402,249 6,293,374
Webuild SpA
(a)
........................... 1,488,182 3,863,376
Wiit SpA ............................... 41,971 1,360,602
Zignago Vetro SpA ........................ 113,777 975,498
339,287,112
a
Japan  —  36 .6%
77 Bank Ltd. (The) ........................ 668,800 14,490,523
ABC-Mart, Inc. .......................... 352,100 6,026,010
Acom Co. Ltd. ........................... 1,437,100 4,278,300
Activia Properties, Inc. ..................... 7,110 6,368,227
ADEKA Corp. ........................... 275,500 6,724,185
Advance Residence Investment Corp. ........... 10,143 9,411,008
AEON Financial Service Co. Ltd. .............. 387,400 3,808,970
Aeon Hokkaido Corp.
(a)
..................... 117,900 624,861
AEON REIT Investment Corp.
(a)
............... 5,684 4,344,750
Ai Holdings Corp. ......................... 134,000 2,467,881
Aica Kogyo Co. Ltd. ....................... 196,800 4,537,472
Aichi Corp. ............................. 125,200 1,133,745
Aichi Financial Group, Inc. ................... 648,300 6,988,250
Aichi Steel Corp. ......................... 118,200 2,168,631
Ain Holdings, Inc.
(a)
....................... 97,400 3,595,555
Air Water, Inc. ........................... 637,500 9,998,172
Aisan Industry Co. Ltd. ..................... 116,900 1,744,339
Alfresa Holdings Corp. ..................... 598,600 8,682,697
Alps Alpine Co. Ltd. ....................... 580,000 7,944,813
ALSOK Co. Ltd. .......................... 1,237,500 9,096,259
Amada Co. Ltd. .......................... 1,118,600 19,190,872
Amano Corp. ........................... 187,300 4,537,130
and ST HD Co. Ltd. ....................... 94,780 2,013,490
Anritsu Corp. ............................ 474,900 10,379,041
Anycolor, Inc. ........................... 112,600 1,852,919
AOKI Holdings, Inc. ....................... 126,400 1,365,688
Aoyama Trading Co. Ltd. .................... 445,200 2,093,198
Aozora Bank Ltd. ......................... 379,300 7,197,481
Appier Group, Inc.
(a)
....................... 239,900 1,436,938
Arata Corp. ............................. 93,700 1,533,646
ARCLANDS CORP. ....................... 196,862 2,364,403
Arcs Co. Ltd. ............................ 122,500 2,783,303
ARE Holdings, Inc. ........................ 275,400 5,299,324
Argo Graphics, Inc. ....................... 225,500 1,924,617
Ariake Japan Co. Ltd. ...................... 63,600 2,139,406
Artience Co. Ltd. ......................... 124,200 3,440,934
As One Corp. ........................... 219,100 3,301,401
Asahi Intecc Co. Ltd. ...................... 783,800 17,683,422
ASAHI YUKIZAI CORP. .................... 41,400 1,564,433
ASKUL Corp. ........................... 99,600 787,758
Astroscale Holdings, Inc.
(a) (b)
................. 319,500 1,991,817

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
58
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Atom Corp.
(a) (b)
........................... 431,900 $ 1,032,016
Autobacs Seven Co. Ltd. .................... 239,200 2,331,803
Awa Bank Ltd. (The) ....................... 108,300 5,591,484
Axial Retailing, Inc. ....................... 199,000 1,585,946
Azbil Corp. ............................. 1,600,600 16,574,233
AZ-COM MARUWA Holdings, Inc. ............. 201,200 1,161,650
Bank of Iwate Ltd. (The) .................... 183,600 2,455,382
Bank of Nagoya Ltd. (The) ................... 118,000 4,762,185
BayCurrent, Inc. ......................... 515,100 23,233,119
Belc Co. Ltd. ............................ 39,500 1,653,436
Bell System24 Holdings, Inc. ................. 109,600 939,217
Bic Camera, Inc. ......................... 327,600 3,583,637
BIPROGY, Inc. .......................... 271,400 8,328,565
Blue Zones Holdings Co. Ltd. ................. 374,400 4,208,632
BML, Inc. .............................. 68,400 1,534,151
Brother Industries Ltd. ..................... 827,100 20,597,429
Bunka Shutter Co. Ltd. ..................... 196,800 2,339,350
BuySell Technologies Co. Ltd. ................ 105,600 1,950,556
C Uyemura & Co. Ltd. ...................... 39,100 5,426,449
Calbee, Inc. ............................ 275,200 5,022,977
Canon Marketing Japan, Inc. ................. 329,400 7,401,902
Casio Computer Co. Ltd. .................... 724,400 7,960,027
CCI Group, Inc. .......................... 683,700 4,696,726
Central Automotive Products Ltd. .............. 118,100 1,517,125
Central Glass Co. Ltd. ..................... 75,100 1,858,193
Chiyoda Corp.
(a) (b)
......................... 554,500 2,252,095
Chudenko Corp. ......................... 93,700 2,886,040
Chugin Financial Group, Inc. ................. 526,200 10,842,550
Chugoku Electric Power Co., Inc. (The) .......... 1,080,000 6,329,070
Chugoku Marine Paints Ltd. .................. 131,900 2,941,665
Citizen Watch Co. Ltd. ..................... 721,400 9,550,149
CKD Corp. ............................. 193,100 7,046,768
Coca-Cola Bottlers Japan Holdings, Inc. ......... 357,600 8,593,460
Colowide Co. Ltd. ........................ 326,500 4,222,411
Comforia Residential REIT, Inc. ............... 6,981 4,474,344
COMSYS Holdings Corp. ................... 400,200 13,135,962
Cosmo Energy Holdings Co. Ltd. .............. 412,600 10,267,570
Cosmos Pharmaceutical Corp. ................ 142,500 5,747,732
Cover Corp.
(b)
........................... 138,400 1,270,602
CRE Logistics REIT, Inc. .................... 2,008 1,776,096
Create Restaurants Holdings, Inc.
(a)
............ 930,400 4,548,547
Create SD Holdings Co. Ltd. ................. 95,700 2,002,960
Credit Saison Co. Ltd. ...................... 439,200 12,441,311
CyberAgent, Inc. ......................... 1,496,800 13,675,215
Cybozu, Inc.
(a)
........................... 83,500 1,429,962
Daicel Corp. ............................ 756,700 6,827,789
Dai-Dan Co. Ltd. ......................... 324,000 4,885,491
Daido Steel Co. Ltd. ....................... 481,300 6,764,952
Daiei Kankyo Co. Ltd. ...................... 135,500 3,169,911
Daihen Corp. ........................... 64,900 5,430,239
Daiichikosho Co. Ltd. ...................... 248,600 2,828,888
Daio Paper Corp. ......................... 291,400 1,813,613
Daiseki Co. Ltd. .......................... 129,560 3,080,778
Daishi Hokuetsu Financial Group, Inc. ........... 754,100 10,832,558
Daiwa House REIT Investment Corp. , Class A ..... 15,727 12,176,691
Daiwa Ltd. ............................. 95,300 1,027,433
Daiwa Office Investment Corp. , Class A .......... 1,965 4,202,498
Daiwa Securities Living Investments Corp. , Class A .. 7,187 4,380,742
Daiwabo Holdings Co. Ltd. .................. 275,200 6,133,938
DCM Holdings Co. Ltd. ..................... 351,700 3,387,490
DeNA Co. Ltd. ........................... 215,600 3,350,309
Denka Co. Ltd. .......................... 289,100 6,124,267
Dentsu Group, Inc.
(b)
....................... 735,500 16,319,827
Dentsu Soken, Inc. ........................ 264,100 4,475,602
Security Shares Value
a
Japan (continued)
Dexerials Corp. .......................... 582,600 $ 11,760,276
DIC Corp. .............................. 275,500 7,576,237
Digital Garage, Inc. ....................... 71,600 1,086,350
dip Corp.
(a)
............................. 117,900 1,378,471
DMG Mori Co. Ltd. ........................ 487,400 11,151,663
Doshisha Co. Ltd. ........................ 73,600 1,374,115
Doutor Nichires Holdings Co. Ltd. .............. 97,300 1,951,976
Dowa Holdings Co. Ltd. .................... 196,000 10,000,142
DTS Corp. ............................. 463,200 3,368,719
Duskin Co. Ltd. .......................... 142,300 3,973,488
DyDo Group Holdings, Inc.
(a)
................. 67,300 1,273,203
Eagle Industry Co. Ltd. ..................... 76,700 1,428,839
Earth Corp. ............................. 52,800 1,569,680
EDION Corp. ........................... 268,600 4,081,915
Eiken Chemical Co. Ltd. .................... 117,500 1,579,157
Eizo Corp. ............................. 111,100 2,005,737
Elecom Co. Ltd. .......................... 155,400 1,808,210
Electric Power Development Co. Ltd. ........... 509,000 12,041,080
Enplas Corp.
(a)
........................... 22,200 1,534,481
ES-Con Japan Ltd. ........................ 148,500 997,904
Exedy Corp. ............................ 104,800 3,948,982
EXEO Group, Inc. ........................ 665,200 10,861,960
Ezaki Glico Co. Ltd. ....................... 172,900 5,492,201
FCC Co. Ltd. ............................ 126,400 2,937,666
Ferrotec Corp. ........................... 151,800 7,656,671
Financial Partners Group Co. Ltd. .............. 212,500 2,281,544
First Bank of Toyama Ltd. (The) ............... 191,200 3,451,543
Food & Life Companies Ltd. ................. 792,700 27,675,885
FP Corp. .............................. 156,300 2,479,311
Freee KK
(a) (b)
............................ 160,500 2,654,104
Fuji Co. Ltd.
(a)
........................... 116,600 1,485,460
Fuji Corp. .............................. 254,900 11,387,990
Fuji Kyuko Co. Ltd.
(a)
...................... 79,400 1,367,506
Fuji Media Holdings, Inc. .................... 126,300 3,157,392
FUJI OIL CO. LTD. ........................ 163,500 4,073,499
Fuji Seal International, Inc. .................. 138,600 2,611,138
Fujimi, Inc. ............................. 193,500 4,529,404
Fujita Kanko, Inc. ......................... 133,400 1,681,561
Fukuda Denshi Co. Ltd. .................... 48,600 3,450,651
Fukuoka Financial Group, Inc. ................ 591,300 27,028,455
Fukuoka REIT Corp. ....................... 2,449 2,748,771
Fukuyama Transporting Co. Ltd. ............... 63,200 2,355,574
Funai Soken Holdings, Inc. .................. 230,320 1,595,044
Furukawa Co. Ltd. ........................ 70,500 1,544,948
Furuno Electric Co. Ltd. .................... 81,200 3,655,930
Furuya Metal Co. Ltd. ...................... 56,400 2,302,689
Fuso Chemical Co. Ltd. .................... 207,000 4,738,349
Future Corp. ............................ 153,100 2,358,599
Fuyo General Lease Co. Ltd. ................. 180,400 5,121,356
Galilei Holdings Co. Ltd. .................... 86,700 1,869,869
GENDA, INC.
(a) (b)
......................... 335,300 1,259,475
Genky DrugStores Co. Ltd. .................. 60,000 1,405,352
Global One Real Estate Investment Corp. ........ 3,752 2,636,206
Glory Ltd. .............................. 155,300 4,414,939
GLP J-REIT ............................ 16,159 14,684,529
GMO Financial Holdings, Inc.
(a)
............... 141,000 959,664
GMO internet group, Inc. .................... 214,000 5,713,091
GMO Payment Gateway, Inc. ................. 155,400 9,683,478
GNI Group Ltd.
(a) (b)
........................ 199,397 3,086,736
Goldcrest Co. Ltd. ........................ 55,400 1,123,999
Goldwin, Inc. ............................ 203,900 2,928,816
GS Yuasa Corp. ......................... 293,700 9,890,903
GungHo Online Entertainment, Inc. ............. 143,130 2,179,757
Gunma Bank Ltd. (The) .................... 1,160,600 18,239,245

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
59
Schedule of Investments
Security Shares Value
a
Japan (continued)
Gunze Ltd. ............................. 112,600 $ 2,833,185
H.U. Group Holdings, Inc. ................... 196,800 4,205,786
H2O Retailing Corp. ....................... 301,000 5,384,867
Hachijuni Nagano Bank Ltd. ................. 1,355,600 21,063,353
Hakuhodo DY Holdings, Inc. ................. 773,700 6,314,501
Hakuto Co. Ltd. .......................... 39,200 1,208,646
Halows Co. Ltd. .......................... 28,500 684,720
Hamakyorex Co. Ltd. ...................... 207,000 2,374,711
Hamamatsu Photonics KK ................... 1,055,300 15,024,385
Hankyu Hanshin REIT, Inc. , Class A
(a)
........... 2,118 1,916,946
Hanwa Co. Ltd. .......................... 522,200 5,546,316
Happinet Corp. .......................... 96,000 1,987,227
Harmonic Drive Systems, Inc. ................ 210,700 7,911,760
Haseko Corp. ........................... 828,000 14,406,953
Hazama Ando Corp. ....................... 514,100 5,857,287
Heiwa Corp. ............................ 196,700 2,634,545
Heiwa Real Estate Co. Ltd. .................. 141,000 2,077,107
Heiwa Real Estate REIT, Inc. ................. 3,951 3,329,546
Heiwado Co. Ltd. ......................... 90,100 1,508,037
Hiday Hidaka Corp. ....................... 81,600 1,477,062
Hioki EE Corp. .......................... 37,500 2,596,319
Hirogin Holdings, Inc. ...................... 886,300 12,130,131
Hirose Electric Co. Ltd. ..................... 104,900 17,676,566
Hitachi Construction Machinery Co. Ltd. ......... 372,200 12,405,530
Hochiki Corp. ........................... 135,800 1,623,423
Hokkaido Electric Power Co., Inc.
(a)
............. 629,500 4,015,003
Hokuetsu Corp. .......................... 349,800 2,001,898
Hokuhoku Financial Group, Inc. ............... 364,000 16,841,839
Hokuriku Electric Power Co. ................. 615,900 3,685,835
Horiba Ltd. ............................. 120,500 18,912,631
Hoshino Resorts REIT, Inc. .................. 2,086 3,191,271
Hoshizaki Corp. .......................... 399,600 14,251,137
Hosiden Corp. ........................... 148,500 2,636,780
House Foods Group, Inc. ................... 214,500 5,221,448
Hulic REIT, Inc. .......................... 4,525 4,473,105
Hyakugo Bank Ltd. (The) ................... 725,000 9,063,070
Hyakujushi Bank Ltd. (The) .................. 330,500 5,823,350
Ichibanya Co. Ltd. ........................ 267,000 1,567,380
Ichigo Office REIT Investment Corp. ............ 3,588 2,166,985
Ichigo, Inc. ............................. 672,800 1,741,102
IDOM, Inc. ............................. 229,400 1,844,034
Iida Group Holdings Co. Ltd. ................. 551,300 7,892,879
Iino Kaiun Kaisha Ltd. ...................... 249,700 2,315,456
Imperial Hotel Ltd. ........................ 168,900 1,067,198
Inaba Denki Sangyo Co. Ltd. ................. 361,500 6,446,946
Inabata & Co. Ltd. ........................ 151,800 3,754,113
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 8,418 7,448,371
Infomart Corp. ........................... 706,100 2,529,671
INFRONEER Holdings, Inc. .................. 754,328 12,203,951
Integral Corp.
(a)
.......................... 39,300 722,166
Internet Initiative Japan, Inc. ................. 403,700 8,861,996
Invincible Investment Corp. .................. 26,796 10,268,917
Ise Chemicals Corp.
(a)
...................... 67,400 1,413,830
Isetan Mitsukoshi Holdings Ltd. ............... 1,148,400 25,631,535
Ito En Ltd. .............................. 219,200 4,101,103
Itochu Enex Co. Ltd. ....................... 173,100 2,347,937
Itoham Yonekyu Holdings, Inc. ................ 99,640 3,066,519
Itoki Corp. .............................. 145,900 2,673,026
Iwatani Corp. ........................... 651,900 8,298,033
Iyogin Holdings, Inc. ....................... 826,400 18,593,556
Izumi Co. Ltd. ........................... 338,100 2,123,076
J Front Retailing Co. Ltd. .................... 848,900 15,796,112
JAC Recruitment Co. Ltd. ................... 261,700 1,549,662
Security Shares Value
a
Japan (continued)
Jaccs Co. Ltd. ........................... 83,100 $ 1,948,654
JAFCO Group Co. Ltd. ..................... 173,900 2,440,223
Japan Airlines Co. Ltd. ..................... 524,700 9,677,849
Japan Airport Terminal Co. Ltd. ............... 220,200 7,789,701
Japan Aviation Electronics Industry Ltd. .......... 164,000 2,419,838
Japan Display, Inc.
(a) (b)
..................... 2,667,800 806,126
Japan Elevator Service Holdings Co. Ltd. ......... 521,700 5,529,180
Japan Excellent, Inc. ...................... 3,872 3,500,724
Japan Hotel REIT Investment Corp. , Class A ...... 21,942 11,180,895
Japan Lifeline Co. Ltd. ..................... 196,300 1,933,138
Japan Logistics Fund, Inc. ................... 9,527 5,907,701
Japan Material Co. Ltd. ..................... 245,400 3,374,799
Japan Metropolitan Fund Invest ............... 26,197 19,350,849
Japan Petroleum Exploration Co. Ltd. ........... 552,800 6,150,973
Japan Prime Realty Investment Corp. ........... 12,089 7,428,286
Japan Pulp & Paper Co. Ltd. ................. 313,300 2,183,521
Japan Real Estate Investment Corp. ............ 23,900 18,289,470
Japan Securities Finance Co. Ltd. ............. 276,200 4,112,778
Japan Steel Works Ltd. (The) ................. 233,200 10,804,795
Japan Wool Textile Co. Ltd. (The) .............. 155,400 1,853,257
JCU Corp. ............................. 71,500 2,600,276
Jeol Ltd. ............................... 151,500 7,691,174
JGC Holdings Corp. ....................... 764,400 10,691,024
JINS Holdings, Inc. ....................... 44,000 1,756,084
JMDC, Inc. ............................. 97,300 1,899,926
Joyful Honda Co. Ltd. ...................... 181,800 2,846,623
JTEKT Corp. ............................ 780,700 10,690,278
Juroku Financial Group, Inc. ................. 536,500 7,874,286
Justsystems Corp. ........................ 81,600 2,070,381
JVCKenwood Corp. ....................... 524,700 3,688,002
K&O Energy Group, Inc. .................... 90,800 1,029,077
Kadokawa Corp. ......................... 301,534 6,598,281
Kaga Electronics Co. Ltd. ................... 117,800 3,421,257
Kagome Co. Ltd. ......................... 289,200 4,736,925
Kakaku.com, Inc. ......................... 459,100 10,664,600
Kaken Pharmaceutical Co. Ltd. ............... 103,400 2,460,294
Kameda Seika Co. Ltd. ..................... 158,100 1,263,965
Kamigumi Co. Ltd. ........................ 290,500 9,433,785
Kanadevia Corp. ......................... 575,000 4,229,793
Kanamoto Co. Ltd. ........................ 106,900 3,482,674
Kandenko Co. Ltd. ........................ 432,700 14,392,481
Kaneka Corp. ........................... 144,900 5,155,007
Kanematsu Corp. ......................... 576,100 7,519,901
Kansai Paint Co. Ltd. ...................... 516,800 9,148,167
Kasumigaseki Capital Co. Ltd.
(a)
............... 68,600 3,182,302
Katitas Co. Ltd. .......................... 188,400 3,991,794
Kato Sangyo Co. Ltd. ...................... 75,200 3,002,703
KDX Realty Investment Corp. , Class A .......... 14,611 14,280,112
Keihan Holdings Co. Ltd. .................... 338,000 6,927,282
Keihanshin Building Co. Ltd. ................. 196,900 1,410,295
Keikyu Corp. ............................ 717,600 7,004,976
Keio Corp. ............................. 1,722,400 8,750,588
Keisei Electric Railway Co. Ltd. ............... 1,431,100 11,501,535
Keiyo Bank Ltd. (The) ...................... 337,000 5,519,936
Kewpie Corp. ........................... 363,300 10,396,310
KH Neochem Co. Ltd. ...................... 115,400 2,374,499
Kinden Corp. ............................ 409,900 18,039,043
Kintetsu Group Holdings Co. Ltd. .............. 635,300 13,799,665
Kissei Pharmaceutical Co. Ltd. ................ 101,500 2,591,716
Kitz Corp. .............................. 222,900 3,026,194
Kiyo Bank Ltd. (The) ....................... 203,100 5,906,867
Kobayashi Pharmaceutical Co. Ltd. ............. 182,100 6,392,881
Kobe Bussan Co. Ltd. ...................... 508,400 8,888,690
Kobe Steel Ltd. .......................... 1,380,000 17,861,769

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
60
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Koei Tecmo Holdings Co. Ltd.
(a)
............... 362,600 $ 3,671,107
Kohnan Shoji Co. Ltd. ...................... 64,300 1,692,375
Koito Manufacturing Co. Ltd. ................. 649,400 10,853,430
Kokusai Electric Corp. ..................... 815,900 36,727,508
Kokuyo Co. Ltd. .......................... 1,180,300 6,720,192
KOMEDA Holdings Co. Ltd. .................. 168,500 3,060,652
Komeri Co. Ltd. .......................... 94,300 2,281,665
Konica Minolta, Inc. ....................... 1,662,900 6,075,613
Konishi Co. Ltd. .......................... 185,600 1,636,127
Konoike Transport Co. Ltd. .................. 102,900 1,924,286
Kose Holdings Corp. ...................... 126,100 4,487,973
Koshidaka Holdings Co. Ltd. ................. 186,400 1,225,904
Kotobuki Spirits Co. Ltd. .................... 356,100 5,677,435
Kraftia Corp. ............................ 151,400 7,961,783
K's Holdings Corp. ........................ 443,540 5,253,893
Kumagai Gumi Co. Ltd. ..................... 465,900 4,149,142
Kumiai Chemical Industry Co. Ltd. ............. 237,100 1,088,467
Kura Sushi, Inc.
(a)
......................... 156,400 1,638,226
Kurabo Industries Ltd. ..................... 39,300 2,423,637
Kuraray Co. Ltd. ......................... 959,300 11,002,659
Kureha Corp. ........................... 96,900 2,591,886
Kurita Water Industries Ltd. .................. 363,600 19,538,891
Kusuri no Aoki Holdings Co. Ltd. .............. 129,100 3,261,884
KYB Corp. ............................. 114,400 3,209,868
Kyoei Steel Ltd. .......................... 65,600 793,885
Kyokuto Kaihatsu Kogyo Co. Ltd. .............. 112,800 1,657,201
Kyorin Pharmaceutical Co. Ltd. ............... 140,600 1,005,928
Kyoritsu Maintenance Co. Ltd. ................ 272,700 5,926,426
Kyoto Financial Group, Inc. .................. 829,100 22,853,292
Kyushu Electric Power Co., Inc. ............... 1,523,800 16,882,228
Kyushu Financial Group, Inc. ................. 1,171,100 10,764,526
Kyushu Railway Co. ....................... 488,200 11,016,594
LaSalle Logiport REIT ...................... 6,278 6,005,458
Leopalace21 Corp. ........................ 809,600 3,425,216
Life Corp. .............................. 143,100 2,317,439
LIFENET INSURANCE CO.
(b)
................. 216,600 2,260,656
Lintec Corp. ............................ 152,800 5,857,633
Lion Corp. ............................. 881,300 9,447,639
Lixil Corp. .............................. 1,008,400 10,952,066
M&A Capital Partners Co. Ltd. ................ 61,800 1,498,874
M3, Inc. ............................... 1,446,200 16,202,036
Mabuchi Motor Co. Ltd. ..................... 627,900 6,504,277
Macnica Holdings, Inc. ..................... 502,550 10,173,935
Maeda Kosen Co. Ltd. ..................... 159,900 1,969,488
Makino Milling Machine Co. Ltd. ............... 82,900 7,201,636
Mani, Inc. .............................. 273,100 2,574,623
Marui Group Co. Ltd. ...................... 595,500 11,106,793
Maruichi Steel Tube Ltd. .................... 608,000 6,789,810
Maruwa Co. Ltd. ......................... 35,100 11,885,047
Maruzen Showa Unyu Co. Ltd. ................ 39,500 1,895,550
Matsuda Sangyo Co. Ltd. ................... 53,300 1,792,035
Matsui Securities Co. Ltd. ................... 362,900 2,377,217
MatsukiyoCocokara & Co. ................... 1,163,500 18,534,243
Matsuyafoods Holdings Co. Ltd. ............... 35,600 1,120,996
Max Co. Ltd. ............................ 333,300 3,821,006
Maxell Ltd. ............................. 117,900 1,515,799
Maxvalu Tokai Co. Ltd. ..................... 33,600 690,130
Mazda Motor Corp. ....................... 2,097,900 15,294,925
McDonald's Holdings Co. Japan Ltd.
(a)
........... 316,600 16,078,238
Mebuki Financial Group, Inc. ................. 3,013,300 27,921,202
MEC Co. Ltd. ........................... 52,600 2,730,098
Medipal Holdings Corp. ..................... 675,100 12,156,186
Megachips Corp. ......................... 37,000 2,064,852
Megmilk Snow Brand Co. Ltd. ................ 141,700 3,340,343
Security Shares Value
a
Japan (continued)
Meidensha Corp. ......................... 122,800 $ 7,240,182
MEIJI Holdings Co. Ltd. .................... 891,500 21,230,593
Meiko Electronics Co. Ltd. ................... 69,000 8,667,060
MEITEC Group Holdings, Inc. ................ 249,200 5,216,295
Menicon Co. Ltd. ......................... 221,000 2,402,098
Mercari, Inc.
(a) (b)
.......................... 425,800 11,522,098
Metaplanet, Inc.
(b)
......................... 1,739,500 2,533,124
METAWATER Co. Ltd. ..................... 87,900 1,685,964
Micronics Japan Co. Ltd. .................... 105,800 8,627,203
Milbon Co. Ltd. .......................... 103,400 1,803,375
Mirai Corp. ............................. 6,657 1,743,415
MIRAIT ONE Corp. ....................... 312,500 6,903,083
MIRARTH Real Estate Investment Corp. ......... 3,461 1,795,029
MISUMI Group, Inc. ....................... 996,600 23,710,059
Mitani Sekisan Co. Ltd. ..................... 111,200 1,325,559
Mitsubishi Estate Logistics REIT Investment Corp. .. 4,928 3,848,948
Mitsubishi Gas Chemical Co., Inc. ............. 544,700 14,069,762
Mitsubishi Logistics Corp. ................... 878,700 8,810,317
Mitsubishi Materials Corp. ................... 458,400 11,897,525
Mitsubishi Motors Corp.
(a)
................... 2,395,600 5,484,767
Mitsubishi Pencil Co. Ltd.
(a)
.................. 126,600 2,195,889
Mitsuboshi Belting Ltd. ..................... 83,200 2,124,746
Mitsui Chemicals, Inc. ...................... 1,294,300 17,017,166
Mitsui DM Sugar Co. Ltd. ................... 54,400 1,170,893
Mitsui E&S Co. Ltd. ....................... 354,000 10,676,401
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 8,526 6,568,854
Mitsui Fudosan Logistics Park, Inc. ............. 11,524 7,805,772
Mitsui Fudosan Retail Fund Investment Corp. ...... 8,867 4,562,429
Mitsui High-Tec, Inc. ....................... 321,000 1,793,875
Mitsui-Soko Holdings Co. Ltd. ................ 200,000 4,514,226
Mitsuuroko Group Holdings Co. Ltd. ............ 91,100 1,203,226
Miura Co. Ltd. ........................... 321,400 6,444,198
MIXI, Inc. .............................. 117,800 2,143,351
Miyazaki Bank Ltd. (The) .................... 217,700 3,164,416
Mizuho Leasing Co. Ltd. .................... 486,500 4,159,210
Mizuno Corp. ........................... 196,500 4,531,454
Mochida Pharmaceutical Co. Ltd. .............. 73,700 1,437,648
Modec, Inc. ............................. 171,700 11,089,551
Monex Group, Inc. ........................ 635,770 2,799,180
Money Forward, Inc.
(a) (b)
.................... 164,600 5,738,462
Monogatari Corp. (The) ..................... 118,100 4,057,143
MonotaRO Co. Ltd. ....................... 870,600 10,986,272
Mori Hills REIT Investment Corp. , Class A ........ 5,117 4,172,693
Mori Trust REIT, Inc. ....................... 9,242 4,422,577
Morinaga & Co. Ltd. ....................... 235,600 3,910,748
Morinaga Milk Industry Co. Ltd. ............... 1,009,800 7,558,982
Morita Holdings Corp. ...................... 113,400 1,784,645
MOS Food Services, Inc. ................... 91,300 2,212,134
MTG Co. Ltd. ........................... 44,600 2,126,912
Muninova Holdings, Inc. .................... 1,125,900 3,139,268
Musashi Seimitsu Industry Co. Ltd. ............. 157,600 3,114,242
Musashino Bank Ltd. (The) .................. 280,300 4,472,581
Nabtesco Corp. .......................... 395,400 11,364,959
Nachi-Fujikoshi Corp. ...................... 44,100 1,491,388
Nagase & Co. Ltd. ........................ 1,111,100 7,836,878
Nagawa Co. Ltd.
(a)
........................ 32,000 1,042,233
Nagoya Railroad Co. Ltd. ................... 685,000 8,142,762
Nakanishi, Inc. .......................... 225,900 4,292,947
Namura Shipbuilding Co. Ltd. ................ 195,500 5,242,927
NANKAI Co. Ltd. ......................... 344,200 6,443,999
Nanto Bank Ltd. (The) ..................... 438,100 4,678,159
Nextage Co. Ltd. ......................... 159,300 3,319,495
NGK Corp. ............................. 814,900 27,881,294
NH Foods Ltd. ........................... 291,300 11,442,915

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
61
Schedule of Investments
Security Shares Value
a
Japan (continued)
NHK Spring Co. Ltd. ....................... 639,300 $ 14,172,999
Nichias Corp. ........................... 590,400 12,236,783
Nichicon Corp. .......................... 152,500 2,710,049
Nichiha Corp. ........................... 77,100 1,483,383
Nichirei Corp. ........................... 733,100 10,152,955
Nifco, Inc. .............................. 268,600 8,695,194
Nihon Dengi Co. Ltd. ...................... 158,200 2,063,843
Nihon Kohden Corp. ....................... 548,300 5,459,180
Nihon M&A Center Holdings, Inc. .............. 1,031,700 4,119,650
Nihon Parkerizing Co. Ltd. ................... 252,200 2,611,247
Nikkiso Co. Ltd. .......................... 151,100 3,493,384
Nikkon Holdings Co. Ltd.
(a)
................... 349,600 11,034,410
Nikon Corp. ............................ 816,000 9,695,991
Nippn Corp. ............................ 196,800 3,468,283
Nippon Densetsu Kogyo Co. Ltd. .............. 124,900 3,124,794
Nippon Electric Glass Co. Ltd. ................ 249,000 8,202,727
NIPPON EXPRESS HOLDINGS, INC. ........... 717,500 23,679,760
Nippon Gas Co. Ltd. ....................... 377,900 6,733,155
Nippon Kanzai Holdings Co. Ltd. .............. 64,400 1,131,669
Nippon Kayaku Co. Ltd. .................... 444,000 5,335,603
Nippon Light Metal Holdings Co. Ltd. ............ 204,990 3,448,365
Nippon Paper Industries Co. Ltd. .............. 361,900 3,116,787
Nippon Prologis REIT, Inc. ................... 24,179 13,741,073
NIPPON REIT Investment Corp. ............... 6,133 3,225,602
Nippon Seiki Co. Ltd. ...................... 144,300 2,185,046
Nippon Shinyaku Co. Ltd. ................... 196,800 4,186,074
Nippon Shokubai Co. Ltd. ................... 406,200 5,464,247
Nippon Soda Co. Ltd. ...................... 152,100 3,631,685
Nippon Television Holdings, Inc. ............... 189,400 3,458,514
Nipro Corp. ............................. 556,200 5,674,116
Nishimatsu Construction Co. Ltd. .............. 107,400 3,559,099
Nishimatsuya Chain Co. Ltd. ................. 128,900 1,614,197
Nishi-Nippon Financial Holdings, Inc. ........... 424,400 11,215,970
Nishi-Nippon Railroad Co. Ltd. ................ 216,600 4,236,943
Nishio Holdings Co. Ltd. .................... 64,700 1,735,582
Nissan Chemical Corp. ..................... 442,000 20,545,318
Nissan Shatai Co. Ltd. ..................... 254,000 1,534,819
Nisshin Oillio Group Ltd. (The) ................ 258,400 3,084,934
Nisshin Seifun Group, Inc. ................... 729,800 9,231,152
Nisshinbo Holdings, Inc. .................... 495,600 6,658,595
Nissin Foods Holdings Co. Ltd. ............... 669,100 12,096,115
Nissui Corp. ............................ 1,023,200 8,068,508
Niterra Co. Ltd. .......................... 550,900 32,171,801
Nitta Corp. ............................. 68,800 2,737,959
Nittetsu Mining Co. Ltd. ..................... 163,700 3,066,770
Nitto Boseki Co. Ltd.
(a)
..................... 449,900 7,727,138
Nitto Kogyo Corp. ........................ 89,100 2,403,300
Noevir Holdings Co. Ltd. .................... 57,700 1,801,092
NOF Corp. ............................. 697,300 12,115,868
Nohmi Bosai Ltd. ......................... 85,300 2,369,848
Nojima Corp. ............................ 660,000 5,403,711
NOK Corp. ............................. 290,300 5,485,902
Nomura Co. Ltd. ......................... 278,300 2,036,249
Nomura Micro Science Co. Ltd. ............... 103,400 2,532,086
Nomura Real Estate Holdings, Inc. ............. 2,004,300 11,517,652
Nomura Real Estate Master Fund, Inc. .......... 14,295 13,672,339
Noritake Co. Ltd. ......................... 134,000 2,813,859
Noritsu Koki Co. Ltd. ...................... 196,500 2,390,181
Noritz Corp. ............................ 106,600 1,586,006
North Pacific Bank Ltd. ..................... 956,600 6,858,325
NS Solutions Corp. ....................... 237,900 5,867,799
NS United Kaiun Kaisha Ltd. ................. 39,400 1,976,429
NSD Co. Ltd. ........................... 234,280 4,185,562
NSK Ltd. .............................. 1,330,900 9,479,927
Security Shares Value
a
Japan (continued)
NTN Corp. ............................. 1,706,000 $ 4,124,504
NTT UD REIT Investment Corp. ............... 4,929 4,243,381
Nxera Pharma Co. Ltd.
(a) (b)
................... 282,700 1,548,069
Obara Group, Inc.
(a)
....................... 33,800 1,210,527
OBIC Business Consultants Co. Ltd. ............ 110,100 5,587,547
Odakyu Electric Railway Co. Ltd. .............. 1,145,700 12,680,627
Ogaki Kyoritsu Bank Ltd. (The) ................ 123,700 5,505,354
Ohsho Food Service Corp. .................. 126,600 2,403,017
Oita Bank Ltd. (The) ....................... 213,500 3,395,979
Oji Holdings Corp. ........................ 2,636,200 14,495,918
Okamoto Industries, Inc.
(a)
................... 30,900 1,155,664
Okamura Corp. .......................... 209,500 3,058,320
Okasan Securities Group, Inc. ................ 482,600 3,337,083
Oki Electric Industry Co. Ltd. ................. 294,000 4,966,006
Okinawa Cellular Telephone Co. ............... 136,400 3,307,465
OKUMA Corp. ........................... 158,000 4,825,633
Okumura Corp. .......................... 115,200 4,156,805
Omron Corp. ............................ 648,400 21,682,121
Ono Pharmaceutical Co. Ltd. ................. 1,370,500 20,482,112
Onward Holdings Co. Ltd. ................... 399,600 1,909,342
Open House Group Co. Ltd. ................. 262,300 13,937,992
Open Up Group, Inc. ...................... 208,431 2,630,466
Optorun Co. Ltd. ......................... 102,800 1,881,489
Oracle Corp. Japan ....................... 118,000 6,629,666
Organo Corp. ........................... 97,200 8,745,208
Orient Corp. ............................ 285,460 1,612,176
Orix JREIT, Inc. .......................... 18,949 12,261,880
Osaka Soda Co. Ltd. ...................... 263,700 2,887,415
OSG Corp. ............................. 241,800 5,516,571
PAL GROUP Holdings Co. Ltd. ................ 323,400 3,038,767
Park24 Co. Ltd. .......................... 465,400 5,760,361
Penta-Ocean Construction Co. Ltd. ............. 936,600 8,717,803
PeptiDream, Inc.
(a) (b)
....................... 356,200 2,109,242
Persol Holdings Co. Ltd. .................... 6,253,200 10,367,959
PHC Holdings Corp. ....................... 117,700 813,073
Pigeon Corp. ............................ 415,800 5,270,067
PILLAR Corp. ........................... 57,600 3,329,368
Pilot Corp. ............................. 296,200 3,364,395
PKSHA Technology, Inc.
(a) (b)
.................. 65,200 1,143,401
Plus Alpha Consulting Co. Ltd. ................ 89,800 1,293,899
Pola Orbis Holdings, Inc. .................... 314,600 2,647,261
PowerX, Inc.
(a) (b)
.......................... 101,200 980,677
Prima Meat Packers Ltd. .................... 83,500 1,299,311
PS Construction Co. Ltd. .................... 57,200 809,295
QPS Holdings, Inc.
(b)
...................... 136,900 1,309,588
Raito Kogyo Co. Ltd. ...................... 122,000 2,874,312
Raiznext Corp. .......................... 79,700 1,443,757
Rakus Co. Ltd. .......................... 575,100 3,883,972
Rakuten Bank Ltd.
(b)
....................... 324,000 11,073,249
Relo Group, Inc. ......................... 332,100 4,190,069
Rengo Co. Ltd. .......................... 699,300 6,536,440
Resorttrust, Inc. .......................... 582,300 6,531,129
Ricoh Co. Ltd. ........................... 1,890,000 18,546,538
Ricoh Leasing Co. Ltd.
(a)
.................... 48,400 2,034,308
Rigaku Holdings Corp.
(a)
.................... 479,100 6,063,664
Riken Keiki Co. Ltd. ....................... 115,700 2,500,124
Rinnai Corp. ............................ 388,100 8,678,810
Rohm Co. Ltd. ........................... 1,153,500 30,586,826
Rohto Pharmaceutical Co. Ltd. ................ 672,400 10,070,000
Roland Corp. ........................... 52,500 1,379,400
Rorze Corp. ............................ 330,700 7,964,248
Round One Corp. ........................ 643,700 4,891,199
Royal Holdings Co. Ltd.
(a)
................... 224,300 1,873,759
RS Technologies Co. Ltd. ................... 48,400 1,867,666

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
62
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Ryoyo Ryosan Holdings, Inc. ................. 113,492 $ 2,073,482
S Foods, Inc. ........................... 56,700 975,208
Saizeriya Co. Ltd. ........................ 117,200 5,815,192
Sakai Moving Service Co. Ltd. ................ 81,200 1,514,271
Sakata INX Corp. ......................... 151,000 2,355,329
Sakata Seed Corp. ........................ 98,500 2,656,809
Sakura Internet, Inc.
(a)
...................... 106,500 2,041,457
Samty Residential Investment Corp. ............ 1,178 675,435
San ju San Financial Group, Inc. .............. 278,100 3,289,120
San-A Co. Ltd. ........................... 149,600 3,060,545
San-Ai Obbli Co. Ltd. ...................... 181,500 2,639,755
SanBio Co. Ltd.
(b)
......................... 206,300 1,186,532
Sangetsu Corp. .......................... 173,300 3,357,257
San-In Godo Bank Ltd. (The) ................. 504,300 7,308,905
Sanken Electric Co. Ltd.
(b)
................... 69,300 3,542,393
Sanki Engineering Co. Ltd. .................. 381,200 5,422,441
Sankyo Co. Ltd. .......................... 625,600 7,259,964
Sankyu, Inc. ............................ 151,300 8,949,815
Sansan, Inc. ............................ 251,000 3,190,050
Santec Holdings Corp. ..................... 20,900 2,175,454
Santen Pharmaceutical Co. Ltd. ............... 1,060,300 12,518,112
Sanwa Holdings Corp. ..................... 659,300 14,132,797
Sanyo Chemical Industries Ltd. ............... 39,200 1,186,497
Sanyo Denki Co. Ltd. ...................... 90,700 3,070,415
Sapporo Breweries Ltd. .................... 1,126,000 14,217,639
Sawai Group Holdings Co. Ltd. ............... 396,300 4,093,495
SBS Holdings, Inc. ........................ 68,700 1,914,432
Sega Sammy Holdings, Inc. .................. 516,700 8,926,063
Seiko Epson Corp. ........................ 1,037,000 18,994,783
Seiko Group Corp. ........................ 196,800 9,622,161
Seikoh Giken Co. Ltd.
(a)
.................... 20,200 2,302,758
Seino Holdings Co. Ltd. .................... 341,500 5,638,863
Seiren Co. Ltd. .......................... 165,900 3,281,478
Sekisui Chemical Co. Ltd. ................... 1,301,700 21,664,756
Sekisui House REIT, Inc. .................... 14,593 6,940,449
Senko Group Holdings Co. Ltd. ............... 490,700 6,782,765
Senshu Electric Co. Ltd. .................... 42,800 1,622,117
Senshu Ikeda Holdings, Inc. ................. 832,700 4,881,556
Septeni Holdings Co. Ltd. ................... 303,100 979,800
Seria Co. Ltd. ........................... 167,700 4,063,256
Seven Bank Ltd. ......................... 1,893,000 3,779,075
SG Holdings Co. Ltd. ...................... 1,059,100 10,527,429
Sharp Corp.
(a) (b)
.......................... 745,500 2,879,917
Shibaura Machine Co. Ltd. .................. 81,600 2,091,086
Shibaura Mechatronics Corp. ................. 238,000 6,340,899
Shibuya Corp. ........................... 47,300 1,289,219
SHIFT, Inc.
(a) (b)
........................... 689,600 3,874,836
Shiga Bank Ltd. (The) ...................... 642,200 9,542,238
Shikoku Electric Power Co., Inc. ............... 551,200 5,719,930
Shikoku Kasei Holdings Corp.
(a)
............... 188,400 3,223,929
Shimadzu Corp. .......................... 841,400 21,398,917
Shimamura Co. Ltd. ....................... 466,800 9,828,604
Shin Nippon Air Technologies Co. Ltd. ........... 72,800 1,462,017
Shinagawa Refra Co. Ltd. ................... 93,000 1,195,722
Shin-Etsu Polymer Co. Ltd. .................. 138,700 1,834,525
Shinmaywa Industries Ltd. ................... 185,600 2,273,526
Shinnihon Corp. .......................... 85,700 1,129,767
Ship Healthcare Holdings, Inc. ................ 280,700 4,496,807
Shizuoka Financial Group, Inc. ................ 1,513,300 29,849,864
Shizuoka Gas Co. Ltd. ..................... 144,000 1,135,210
SHO-BOND Holdings Co. Ltd. ................ 552,500 4,572,865
Shochiku Co. Ltd.
(a)
....................... 33,700 2,442,167
Showa Sangyo Co. Ltd. .................... 63,800 1,417,964
Simplex Holdings, Inc. ..................... 519,200 3,713,327
Security Shares Value
a
Japan (continued)
Sinfonia Technology Co. Ltd. ................. 82,500 $ 6,712,335
Sinko Industries Ltd. ....................... 155,000 1,186,150
SKY Perfect JSAT Corp. .................... 371,800 4,842,848
Skylark Holdings Co. Ltd. ................... 818,100 16,121,759
SMS Co. Ltd. ........................... 239,100 3,319,786
Socionext, Inc. .......................... 648,900 7,618,750
Sojitz Corp. ............................. 770,520 25,743,455
Sony Financial Group, Inc. .................. 20,436,000 19,812,443
SOSiLA Logistics REIT, Inc.
(a)
................. 2,482 1,694,745
Sotetsu Holdings, Inc. ...................... 283,700 4,687,576
Square Enix Holdings Co. Ltd. ................ 875,700 15,215,566
Stanley Electric Co. Ltd. .................... 310,300 6,761,655
Star Asia Investment Corp. .................. 9,386 3,152,492
Starts Corp., Inc. ......................... 115,900 3,436,744
Sugi Holdings Co. Ltd. ..................... 383,000 6,794,365
SUMCO Corp. ........................... 1,296,600 26,359,898
Sumitomo Bakelite Co. Ltd. .................. 248,600 9,954,376
Sumitomo Chemical Co. Ltd. ................. 5,309,100 17,179,230
Sumitomo Forestry Co. Ltd. .................. 1,703,700 14,369,714
Sumitomo Heavy Industries Ltd. ............... 389,800 12,601,036
Sumitomo Osaka Cement Co. Ltd. ............. 110,700 3,742,307
Sumitomo Pharma Co. Ltd.
(b)
................. 864,100 6,734,054
Sumitomo Rubber Industries Ltd. .............. 632,000 8,941,994
Sumitomo Warehouse Co. Ltd. (The) ........... 182,800 4,650,362
Sun Corp.
(a)
............................. 39,300 2,388,944
Sun Frontier Fudousan Co. Ltd. ............... 111,700 1,752,327
Sundrug Co. Ltd. ......................... 255,300 6,065,391
Suruga Bank Ltd. ......................... 428,500 6,939,309
Suzuken Co. Ltd. ......................... 204,000 6,508,210
SWCC Corp. ............................ 101,500 6,996,620
Synspective, Inc.
(b)
........................ 196,500 1,400,725
Sysmex Corp. ........................... 1,683,300 16,997,127
Systena Corp. ........................... 917,400 2,416,546
T Hasegawa Co. Ltd. ...................... 109,600 2,225,450
Tadano Ltd. ............................ 301,000 2,501,428
Taihei Dengyo Kaisha Ltd. ................... 140,500 2,108,115
Taiheiyo Cement Corp. ..................... 388,600 9,840,396
Taikisha Ltd. ............................ 154,900 4,059,116
Taiyo Holdings Co. Ltd. ..................... 279,700 8,250,527
Taiyo Yuden Co. Ltd. ...................... 443,600 27,432,720
Takamatsu Construction Group Co. Ltd. .......... 65,500 1,526,361
Takara Holdings, Inc. ...................... 541,400 7,063,070
Takara Standard Co. Ltd. ................... 129,000 2,429,363
Takasago International Corp. ................. 220,000 1,657,939
Takasago Thermal Engineering Co. Ltd. ......... 334,100 8,847,721
Takashimaya Co. Ltd. ...................... 841,100 12,024,244
Takeuchi Manufacturing Co. Ltd. .............. 118,100 5,468,770
Takuma Co. Ltd. ......................... 193,200 4,075,801
Tama Home Co. Ltd.
(a)
..................... 48,100 917,204
Tamron Co. Ltd. .......................... 492,000 4,419,528
TBS Holdings, Inc. ........................ 118,100 4,445,053
Techno Ryowa Ltd. ....................... 39,500 1,376,616
Teijin Ltd. .............................. 632,200 6,443,080
Tekscend Photomask Corp. .................. 166,200 4,002,163
THK Co. Ltd. ............................ 371,800 15,299,372
Timee, Inc.
(b)
............................ 211,000 1,945,813
TISI, Inc. .............................. 740,500 17,753,009
TKC Corp. ............................. 101,200 2,455,957
Toa Corp. .............................. 215,600 2,704,652
Toagosei Co. Ltd. ......................... 298,200 3,333,470
Tobu Railway Co. Ltd. ...................... 647,900 12,567,649
Tocalo Co. Ltd. .......................... 196,500 3,524,436
Toda Corp. ............................. 745,800 6,923,592
Toei Animation Co. Ltd. ..................... 270,400 4,993,150

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
63
Schedule of Investments
Security Shares Value
a
Japan (continued)
Toei Co. Ltd. ............................ 97,000 $ 3,687,735
Toenec Corp. ........................... 150,000 1,910,309
Toho Bank Ltd. (The) ...................... 685,300 3,657,579
Toho Gas Co. Ltd. ........................ 898,800 6,509,535
Toho Holdings Co. Ltd. ..................... 196,600 4,957,919
Tohoku Electric Power Co., Inc. ............... 1,681,500 12,356,110
Tokai Carbon Co. Ltd. ...................... 702,600 6,700,644
TOKAI Holdings Corp. ..................... 371,900 2,706,956
Tokai Rika Co. Ltd. ........................ 193,600 3,817,696
Tokai Tokyo Financial Holdings, Inc. ............ 767,300 3,832,124
Token Corp. ............................ 18,000 1,508,588
Tokuyama Corp. ......................... 226,100 5,303,523
Tokyo Century Corp. ....................... 509,800 8,330,696
Tokyo Electric Power Co. Holdings, Inc.
(b)
......... 5,482,100 17,697,977
Tokyo Electron Device Ltd. .................. 69,700 1,726,218
Tokyo Kiraboshi Financial Group, Inc. ........... 812,800 8,545,151
Tokyo Metro Co. Ltd.
(a)
..................... 1,011,400 9,265,048
Tokyo Ohka Kogyo Co. Ltd. .................. 332,700 18,018,314
Tokyo Seimitsu Co. Ltd. .................... 143,100 14,900,755
Tokyo Steel Manufacturing Co. Ltd. ............. 192,500 2,136,268
Tokyo Tatemono Co. Ltd. .................... 660,600 13,939,494
Tokyotokeiba Co. Ltd. ...................... 55,200 1,739,494
Tokyu Construction Co. Ltd. .................. 296,640 2,154,313
Tokyu Corp. ............................ 1,777,900 19,517,682
Tokyu Fudosan Holdings Corp. ................ 2,062,000 17,138,158
Tokyu REIT, Inc. ......................... 2,693 3,206,121
TOMONY Holdings, Inc. .................... 576,600 3,571,071
Tomy Co. Ltd. ........................... 289,900 6,594,627
Topre Corp. ............................. 128,700 2,254,457
Toridoll Holdings Corp.
(a)
.................... 179,400 4,900,535
Tosei Corp. ............................. 211,200 2,396,342
Toshiba TEC Corp. ........................ 117,900 2,313,587
Tosoh Corp. ............................ 982,000 16,515,741
Totech Corp. ............................ 88,400 2,130,718
Totetsu Kogyo Co. Ltd. ..................... 79,000 2,058,209
TOTO Ltd. ............................. 492,500 21,374,092
Towa Corp.
(a)
............................ 220,200 3,571,398
Towa Pharmaceutical Co. Ltd. ................ 94,200 2,356,290
Toyo Engineering Corp.
(a) (b)
.................. 111,900 1,342,643
Toyo Seikan Group Holdings Ltd. .............. 366,400 9,309,846
Toyo Suisan Kaisha Ltd. .................... 326,400 21,178,553
Toyo Tanso Co. Ltd. ....................... 49,400 2,004,740
Toyo Tire Corp. .......................... 438,800 11,638,909
Toyobo Co. Ltd. .......................... 285,800 2,688,481
Toyoda Gosei Co. Ltd. ..................... 332,100 11,465,237
Toyota Boshoku Corp. ..................... 311,300 4,343,776
Transcosmos, Inc. ........................ 72,600 1,726,916
TRE Holdings Corp. ....................... 145,800 1,834,081
Trend Micro, Inc. ......................... 465,300 18,747,804
Tri Chemical Laboratories, Inc. ................ 98,100 1,962,880
Trial Holdings, Inc.
(a)
....................... 136,300 2,679,858
Trusco Nakayama Corp. .................... 162,100 2,444,174
TS Tech Co. Ltd. ......................... 283,500 3,251,980
Tsubakimoto Chain Co. ..................... 266,700 4,279,184
Tsuburaya Fields Holdings, Inc. ............... 121,900 1,843,310
Tsugami Corp. ........................... 132,700 4,869,619
Tsumura & Co. .......................... 205,200 4,910,675
Tsuruha Holdings, Inc. ..................... 751,300 11,446,222
Tsurumi Manufacturing Co. Ltd. ............... 112,000 1,546,346
TV Asahi Holdings Corp. .................... 71,500 1,401,632
UACJ Corp. ............................ 582,976 8,509,314
UBE Corp. ............................. 322,900 6,394,421
Ulvac, Inc. ............................. 166,700 8,792,039
Umios Corp. ............................ 430,000 3,523,655
Security Shares Value
a
Japan (continued)
U-Next Holdings Co. Ltd.
(a)
.................. 234,500 $ 2,517,488
Union Tool Co. .......................... 34,600 3,292,180
United Super Markets Holdings, Inc. ............ 294,000 1,516,842
United Urban Investment Corp. ............... 10,721 10,955,874
Unitika Ltd.
(b)
............................ 192,300 996,335
Ushio, Inc. ............................. 234,400 5,439,748
USS Co. Ltd. ............................ 1,387,700 17,525,089
UT Group Co. Ltd. ........................ 1,503,600 1,731,631
Valor Holdings Co. Ltd. ..................... 125,700 2,565,692
Visional, Inc.
(b)
........................... 87,800 4,837,811
Wacoal Holdings Corp. ..................... 139,300 3,841,231
Wacom Co. Ltd. .......................... 431,500 2,081,355
Wakita & Co. Ltd. ......................... 113,500 1,363,682
West Holdings Corp. ...................... 77,530 1,217,924
WingArc1st, Inc. ......................... 68,800 1,380,834
Workman Co. Ltd. ........................ 63,200 2,318,032
Yakult Honsha Co. Ltd. ..................... 858,200 15,188,117
YAMABIKO Corp. ........................ 102,500 2,467,835
Yamada Holdings Co. Ltd. ................... 1,944,300 8,684,558
Yamaguchi Financial Group, Inc. .............. 630,500 11,658,719
Yamaha Corp. ........................... 1,395,800 10,819,715
Yamaichi Electronics Co. Ltd. ................. 62,500 3,244,622
Yamanashi Chuo Bank Ltd. (The) .............. 97,300 3,873,223
Yamato Holdings Co. Ltd. ................... 835,700 10,845,017
Yamato Kogyo Co. Ltd. ..................... 127,000 10,691,387
Yamazaki Baking Co. Ltd. ................... 414,100 8,751,087
Yamazen Corp. .......................... 172,600 1,912,118
Yaskawa Electric Corp. ..................... 833,600 24,822,768
Yellow Hat Ltd. .......................... 226,000 2,559,038
Yodoko Ltd. ............................ 356,200 3,084,825
Yokogawa Bridge Holdings Corp. .............. 117,800 2,179,501
Yokohama Rubber Co. Ltd. (The) .............. 457,800 21,745,890
Yonex Co. Ltd. ........................... 202,100 3,288,509
Yoshinoya Holdings Co. Ltd.
(a)
................ 226,500 5,470,849
Yuasa Co. Ltd. .......................... 52,800 1,915,206
Yurtec Corp. ............................ 138,100 2,056,846
Zacros Corp. ............................ 193,800 1,629,076
Zenkoku Hosho Co. Ltd. .................... 369,700 7,272,939
Zeon Corp. ............................. 490,300 6,875,729
ZERIA Pharmaceutical Co. Ltd. ............... 85,200 1,116,242
Zojirushi Corp. ........................... 142,100 1,283,037
ZOZO, Inc. ............................. 1,479,800 10,630,787
Zuken, Inc. ............................. 50,100 1,519,708
4,832,919,951
a
Jersey  —  0 .1%
Rosebank Industries PLC
(b)
.................. 3,260,865 14,792,894
a
Netherlands  —  1 .5%
Aalberts N.V. ............................ 356,917 17,676,721
Acomo N.V. ............................ 70,912 1,945,710
Allfunds Group PLC ....................... 1,014,635 10,358,329
AMG Critical Materials N.V. .................. 123,709 4,234,740
Arcadis N.V. ............................ 244,049 11,485,363
Argo Properties N.V.
(a) (b)
.................... 63,277 2,622,858
Basic-Fit N.V.
(b) (d)
......................... 176,923 7,078,413
Corbion N.V. ............................ 194,584 4,252,432
Eurocommercial Properties N.V. ............... 163,476 5,287,994
Ferrari Group PLC ........................ 56,982 527,642
Flow Traders Ltd.
(b)
........................ 126,776 3,868,408
Fugro N.V.
(a)
............................ 397,695 3,887,618
Havas N.V. ............................. 197,466 4,228,294
IMCD N.V. ............................. 212,755 23,253,173
Koninklijke BAM Groep N.V. ................. 952,281 12,770,642
Koninklijke Heijmans N.V. ................... 87,242 9,437,714

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
64
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Netherlands (continued)
Koninklijke Vopak N.V. ..................... 203,467 $ 11,518,198
OCI N.V.
(b)
............................. 340,700 1,590,398
Pharming Group N.V.
(a) (b)
.................... 2,592,251 2,630,820
Pharvaris N.V.
(b)
.......................... 79,447 2,591,561
PostNL N.V.
(a)
........................... 1,224,483 1,270,611
Randstad N.V. ........................... 374,230 15,820,903
SBM Offshore N.V. ........................ 477,469 17,831,508
Signify N.V.
(d)
............................ 436,544 7,461,668
Sligro Food Group N.V.
(a)
.................... 85,862 1,044,401
TKH Group N.V. ......................... 138,190 6,813,579
TomTom N.V.
(a) (b)
......................... 208,973 932,978
Van Lanschot Kempen N.V. .................. 94,220 7,080,665
Wereldhave N.V. ......................... 139,916 3,092,064
202,595,405
a
New Zealand  —  0 .4%
Air New Zealand Ltd.
(a)
..................... 5,835,775 1,426,589
EBOS Group Ltd. ......................... 700,005 9,075,358
Fletcher Building Ltd.
(a) (b)
.................... 3,934,861 8,437,616
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 3,823,973 4,520,704
Kiwi Property Group Ltd. .................... 5,612,430 3,075,750
Mercury NZ Ltd. .......................... 2,532,480 9,993,504
Ryman Healthcare Ltd.
(b)
.................... 3,356,052 4,235,520
Spark New Zealand Ltd. .................... 7,457,753 8,431,451
49,196,492
a
Norway  —  2 .4%
Aker ASA , Class A ........................ 82,092 11,043,216
Aker Solutions ASA ....................... 1,081,962 4,816,669
Atea ASA
(a) (b)
............................ 287,851 5,223,300
Austevoll Seafood ASA ..................... 329,860 2,962,545
B2 Impact ASA .......................... 602,595 1,547,262
Bakkafrost P/F .......................... 185,789 8,872,393
BLUENORD ASA
(b)
....................... 82,704 4,509,555
BW Energy Ltd.
(a) (b)
........................ 125,902 689,455
BW LPG Ltd.
(d)
.......................... 351,422 8,056,048
BW Offshore Ltd. ......................... 325,051 1,599,961
Cadeler A.S.
(b)
........................... 837,353 4,771,210
DNO ASA .............................. 1,630,543 2,899,613
DOF Group ASA ......................... 529,106 6,950,535
Elkem ASA
(b) (d)
........................... 977,712 3,210,494
Elopak ASA ............................ 478,749 1,836,194
Entra ASA
(d)
............................ 172,338 1,927,494
Europris ASA
(d)
.......................... 561,042 5,054,540
Frontline PLC ........................... 535,045 21,215,501
Hoegh Autoliners ASA ..................... 386,556 6,872,560
Kitron ASA ............................. 800,880 7,326,491
Kongsberg Maritime A.S.
(b)
.................. 1,612,627 9,069,166
Leroy Seafood Group ASA ................... 970,767 4,260,572
LINK Mobility Group Holding ASA
(a) (b)
............ 964,975 2,612,308
MPC Container Ships ASA .................. 1,267,861 3,258,781
NORBIT ASA ........................... 125,292 2,324,904
Norconsult Norge A.S. ..................... 724,834 2,972,118
Nordic Semiconductor ASA
(b)
................. 660,653 11,162,346
Norwegian Air Shuttle ASA .................. 1,902,397 2,625,292
Odfjell Drilling Ltd. ........................ 445,635 4,278,848
Odfjell SE , Class A
(a)
....................... 57,814 695,415
Paratus Energy Services Ltd. ................. 316,615 1,599,445
Protector Forsikring ASA .................... 193,055 10,045,516
SATS ASA
(b)
............................ 621,806 2,746,701
Scatec ASA
(b) (d)
.......................... 509,855 4,930,314
SpareBank 1 Nord Norge ................... 326,282 5,453,342
Sparebank 1 Oestlandet .................... 169,620 3,484,212
SpareBank 1 SMN ........................ 474,844 9,850,403
Security Shares Value
a
Norway (continued)
SpareBank 1 Sor-Norge ASA ................. 752,775 $ 16,863,604
Stolt-Nielsen Ltd. ......................... 79,745 2,677,615
Storebrand ASA .......................... 1,477,453 31,448,073
Subsea 7 SA ............................ 827,693 27,966,753
TGS ASA .............................. 721,810 9,781,687
TOMRA Systems ASA ..................... 819,081 9,103,762
Vend Marketplaces ASA , Class B .............. 601,096 15,248,508
Wallenius Wilhelmsen ASA , Class B ............ 380,707 5,933,044
Wilh Wilhelmsen Holding ASA , Class A .......... 41,237 3,341,600
315,119,365
a
Portugal  —  0 .2%
Altri SGPS SA
(a)
.......................... 230,437 1,259,262
Corticeira Amorim SGPS SA ................. 141,875 1,082,913
CTT-Correios de Portugal SA ................. 292,292 2,078,844
Mota-Engil SGPS SA
(a)
..................... 334,827 1,789,456
Navigator Co. SA (The) ..................... 801,319 3,012,138
NOS SGPS SA .......................... 684,946 3,812,302
REN - Redes Energeticas Nacionais SGPS SA ..... 1,304,670 5,193,695
Semapa-Sociedade de Investimento e Gestao ..... 56,541 1,312,499
Sonae SGPS SA ......................... 2,869,146 6,739,524
26,280,633
a
Singapore  —  2 .2%
AEM Holdings Ltd. ........................ 905,000 5,821,820
AIMS APAC REIT ........................ 2,076,675 2,591,895
Bitdeer Technologies Group , Class A
(b)
.......... 433,321 4,558,537
Bumitama Agri Ltd. ........................ 1,126,100 1,440,059
CapitaLand Ascott Trust .................... 9,627,696 6,792,230
CapitaLand China Trust
(a)
................... 4,403,834 2,266,389
Capitaland India Trust ...................... 3,692,542 3,050,781
CDL Hospitality Trusts
(a)
.................... 2,832,900 1,756,481
Centurion Accommodation REIT ............... 2,004,920 1,765,025
Centurion Corp. Ltd.
(a)
...................... 779,200 947,619
China Aviation Oil Singapore Corp. Ltd. .......... 921,100 1,248,781
City Developments Ltd. ..................... 1,738,100 10,630,098
ComfortDelGro Corp. Ltd.
(a)
.................. 7,614,300 7,958,928
Digital Core REIT Management Pte Ltd. ......... 3,329,100 1,631,546
ESR-REIT ............................. 2,204,187 4,503,378
Far East Hospitality Trust
(a)
.................. 3,720,800 1,668,260
First Resources Ltd. ....................... 1,688,700 4,463,872
Food Empire Holdings Ltd.
(a)
................. 957,080 1,814,033
Frasers Centrepoint Trust ................... 4,490,799 7,944,263
Frasers Logistics & Commercial Trust ........... 10,070,036 7,773,252
Genting Singapore Ltd.
(a)
.................... 21,646,800 10,714,093
Golden Agri-Resources Ltd.
(a)
................. 23,065,500 5,125,866
Hafnia Ltd. ............................. 954,798 7,329,101
Haw Par Corp. Ltd.
(a)
...................... 456,900 5,732,542
Hong Leong Asia Ltd. ...................... 595,200 1,331,565
Hutchison Port Holdings Trust ................ 17,068,800 3,294,278
iFAST Corp. Ltd.
(a)
........................ 591,600 4,192,185
Keppel DC REIT ......................... 7,365,707 12,808,568
Keppel Infrastructure Trust .................. 15,316,290 6,508,931
Keppel REIT
(a)
........................... 11,467,007 8,225,862
Lendlease Global Commercial REIT ............ 8,738,474 4,018,189
Mapletree Industrial Trust
(a)
.................. 7,622,593 11,470,555
Mapletree Logistics Trust
(a)
.................. 12,340,500 11,921,497
Mapletree Pan Asia Commercial Trust ........... 8,187,900 8,491,257
NETLINK NBN TRUST ..................... 10,446,000 8,219,651
NTT DC REIT ........................... 2,476,900 2,277,463
Olam Group Ltd. ......................... 3,258,000 3,555,801
Parkway Life REIT ........................ 1,648,500 5,424,516
Raffles Medical Group Ltd. .................. 2,794,800 1,917,754
Riverstone Holdings Ltd.
(a)
................... 2,275,300 1,490,602
Sasseur REIT ........................... 2,014,300 1,083,759

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
65
Schedule of Investments
Security Shares Value
a
Singapore (continued)
SATS Ltd. .............................. 3,279,279 $ 12,090,408
Seatrium Ltd.
(a)
.......................... 8,065,400 13,511,911
Sheng Siong Group Ltd. .................... 2,435,200 6,337,841
SIA Engineering Co. Ltd.
(a)
................... 1,033,600 2,499,247
Singapore Post Ltd.
(a)
...................... 5,521,100 1,463,740
Starhill Global REIT ....................... 5,082,300 2,199,892
StarHub Ltd.
(a)
........................... 2,227,900 1,909,417
Stoneweg Europe Stapled Trust , NVS ........... 1,102,760 2,022,993
Suntec REIT ............................ 6,686,500 7,715,053
Super Hi International Holding Ltd.
(a) (b)
........... 767,000 1,060,170
UMS Integration Ltd. ...................... 2,547,175 4,522,845
UOB-Kay Hian Holdings Ltd. ................. 1,052,500 3,368,394
UOL Group Ltd. .......................... 1,674,800 12,923,303
Venture Corp. Ltd. ........................ 984,400 12,265,409
Yangzijiang Financial Holding Ltd.
(a) (b)
........... 6,885,900 1,128,761
Yangzijiang Maritime Development Ltd.
(a)
......... 7,032,400 3,207,611
Yanlord Land Group Ltd.
(a)
................... 2,374,600 1,268,475
295,256,752
a
Spain  —  1 .5%
Acerinox SA ............................ 668,400 13,458,541
Almirall SA ............................. 270,521 3,472,268
Atresmedia Corp. de Medios de Comunicacion SA .. 352,639 2,114,969
CIE Automotive SA ........................ 152,741 4,664,595
Cirsa Enterprises SA ...................... 120,329 1,843,171
Colonial SFL Socimi SA .................... 1,042,666 6,674,017
Construcciones y Auxiliar de Ferrocarriles SA ...... 66,465 5,256,166
Distribuidora Internacional de Alimentacion SA
(b)
.... 51,468 2,357,452
Elecnor SA ............................. 139,066 5,499,348
Enagas SA ............................. 884,357 17,238,420
Ence Energia y Celulosa SA
(a) (b)
............... 415,864 1,234,888
Fluidra SA ............................. 342,279 7,611,014
Gestamp Automocion SA
(d)
.................. 554,577 1,871,920
Grenergy Renovables SA
(b)
.................. 50,790 5,389,041
Grifols SA
(a)
............................. 935,128 10,747,196
HBX Group International PLC
(a)
............... 254,389 2,269,636
Laboratorios Farmaceuticos Rovi SA ............ 63,334 4,276,044
Let's GOWEX SA
(a) (b) (c)
..................... 51,450 —
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 1,977,664 2,920,853
Logista Integral SA ........................ 215,647 9,199,845
Melia Hotels International SA ................. 385,179 4,595,453
Merlin Properties Socimi SA ................. 1,533,247 26,648,018
Neinor Homes SA
(b) (d)
...................... 156,576 2,867,448
Pharma Mar SA
(b)
......................... 49,333 4,498,746
Prosegur Cia de Seguridad SA ................ 427,994 1,490,505
Sacyr SA .............................. 1,967,028 10,692,964
Solaria Energia y Medio Ambiente SA
(b)
.......... 257,117 4,975,541
Tecnicas Reunidas SA
(b)
.................... 160,321 5,219,865
Unicaja Banco SA
(d)
....................... 3,494,035 13,435,433
Vidrala SA ............................. 82,759 8,370,301
Viscofan SA ............................ 138,901 9,203,613
200,097,271
a
Sweden  —  4 .9%
AAK AB ............................... 672,525 14,511,919
AcadeMedia AB
(d)
......................... 267,250 2,800,986
AddLife AB , Class B ....................... 424,468 7,215,268
Addnode Group AB , Class B ................. 457,586 1,843,426
AFRY AB .............................. 355,761 3,845,684
Alimak Group AB
(d)
........................ 240,677 3,231,870
Alleima AB ............................. 660,996 7,855,707
Altra Fastigheter AB ....................... 587,488 4,809,933
Ambea AB
(d)
............................ 280,634 4,253,829
Apotea AB ............................. 205,911 1,587,014
Security Shares Value
a
Sweden (continued)
AQ Group AB ........................... 213,192 $ 4,593,483
Arjo AB , Class B ......................... 698,618 1,987,172
Asker Healthcare Group AB
(a)
................. 753,812 6,414,012
Asmodee Group AB , Class B
(b)
................ 575,807 8,985,883
Atrium Ljungberg AB , Class B ................ 922,315 2,576,548
Attendo AB
(d)
............................ 443,828 5,104,830
Avanza Bank Holding AB ................... 436,703 17,920,563
Avarda Bank AB ......................... 93,554 1,849,939
Axfood AB ............................. 401,027 10,234,764
Betsson AB , Class B ...................... 413,210 3,993,805
Better Collective A.S.
(a) (b)
.................... 120,125 1,528,184
Bilia AB , Class A ......................... 225,845 3,658,701
Billerud AB ............................. 832,992 6,642,072
BioArctic AB , Class B
(d)
..................... 159,283 5,438,463
BioGaia AB , Class B ....................... 314,293 3,817,578
BoneSupport Holding AB
(b) (d)
................. 201,624 4,668,868
Boozt AB
(b) (d)
............................ 196,876 3,461,074
Bravida Holding AB
(d)
...................... 750,140 10,336,028
Bufab AB .............................. 485,184 6,854,287
Bure Equity AB .......................... 203,473 5,569,251
Camurus AB
(b)
........................... 133,248 8,692,592
Castellum AB ........................... 1,209,702 16,978,533
Catena AB ............................. 168,105 6,983,789
Cibus Real Estate AB publ ................... 297,784 4,493,153
Clas Ohlson AB , Class B .................... 134,625 5,931,356
Cloetta AB , Class B ....................... 677,087 4,065,877
Corem Property Group AB , Class B ............ 2,444,362 650,236
Creades AB , Class A ...................... 183,907 1,650,465
Dios Fastigheter AB ....................... 378,365 2,615,032
Dometic Group AB
(b) (d)
...................... 1,105,949 2,762,681
Dynavox Group AB
(a)
...................... 362,090 2,731,306
Electrolux AB , Class B
(b)
.................... 2,475,431 7,247,635
Electrolux Professional AB , Class B ............ 816,092 4,068,433
Elekta AB , Class B ........................ 1,312,597 6,677,698
Embracer Group AB , Class B
(b)
................ 476,625 3,379,419
Engcon AB , Class B ....................... 150,677 1,041,266
Fabege AB ............................. 708,439 5,556,097
FastPartner AB , Class A .................... 160,548 718,900
Getinge AB , Class B ....................... 798,368 19,899,605
Granges AB ............................ 385,365 7,257,584
Hacksaw AB
(a)
........................... 175,291 1,353,547
Hanza AB .............................. 108,607 1,532,621
Hemnet Group AB ........................ 307,236 2,712,513
Hexpol AB ............................. 975,029 9,075,538
HMS Networks AB ........................ 116,959 6,057,786
Hoist Finance AB
(d)
........................ 173,440 3,933,159
Holmen AB , Class B ....................... 233,292 7,911,647
Hufvudstaden AB , Class A ................... 384,130 4,891,587
Husqvarna AB , Class B ..................... 1,268,206 5,184,166
Instalco AB ............................. 820,523 3,225,578
Intea Fastigheter AB , Class B ................ 645,255 4,986,248
Intrum AB
(a) (b)
............................ 9,203,938 3,097,916
Invisio AB .............................. 130,492 2,851,175
Inwido AB .............................. 194,034 3,499,281
JM AB ................................ 223,698 2,894,642
Kinnevik AB , Class B
(b)
..................... 882,235 4,868,224
Lagercrantz Group AB , Class B ............... 709,223 16,677,138
Lindab International AB ..................... 262,479 3,420,872
Logistea AB , Class B ...................... 1,094,176 1,535,001
Loomis AB , Class B ....................... 251,638 13,886,515
Medcap AB
(b)
............................ 44,657 2,572,343
Medicover AB , Class B ..................... 239,727 5,681,206
Mildef Group AB
(a)
........................ 150,563 3,424,833
MIPS AB .............................. 97,215 4,298,171

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
66
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Sweden (continued)
Modern Times Group MTG AB , Class B
(b)
......... 310,391 $ 4,257,111
Munters Group AB
(d)
....................... 476,222 8,476,887
Mycronic AB ............................ 560,923 18,534,017
NCAB Group AB ......................... 650,807 4,702,224
NCC AB , Class B ......................... 320,452 5,720,196
New Wave Group AB , Class B ................ 335,814 3,331,788
NOBA Bank Group AB ..................... 630,681 5,520,779
Nolato AB , Class B ........................ 708,614 3,630,281
Nordnet AB publ ......................... 504,357 19,321,498
Norion Bank AB
(b)
......................... 144,561 888,613
NP3 Fastigheter AB ....................... 116,468 3,238,395
Pandox AB , Class B ....................... 391,884 7,287,333
Paradox Interactive AB ..................... 129,052 1,895,393
Peab AB , Class B ........................ 619,973 6,141,120
Platzer Fastigheter Holding AB , Class B ......... 216,577 1,674,979
Plejd AB
(b)
.............................. 28,823 2,601,643
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
236,169 3,400,834
PPI Public Property Invest AB ................ 712,676 1,447,535
Ratos AB , Class B ........................ 750,426 2,836,642
RaySearch Laboratories AB , Class B ........... 103,993 1,957,135
Roko AB , Class B
(a) (b)
...................... 21,162 4,051,666
Rusta AB .............................. 201,651 1,865,570
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 4,117,761 1,419,223
Scandi Standard AB ....................... 53,994 810,757
Scandic Hotels Group AB
(d)
.................. 592,476 5,271,895
Sdiptech AB , Class B
(b)
..................... 114,666 2,914,851
Sectra AB , Class B ........................ 470,574 13,208,313
Sinch AB
(b) (d)
............................ 2,029,316 8,582,500
Sivers Semiconductors AB
(a) (b)
................ 951,379 3,103,325
SkiStar AB ............................. 132,236 2,316,983
SSAB AB , Class A ........................ 824,011 8,675,069
SSAB AB , Class B ........................ 2,167,084 22,825,552
Storskogen Group AB , Class B ................ 5,276,590 5,915,752
Storytel AB ............................. 201,460 2,227,196
Sveafastigheter AB
(b)
...................... 210,231 713,908
Svolder AB , Class B ....................... 327,969 1,945,488
Sweco AB , Class B ....................... 756,028 10,673,435
Synsam AB ............................. 471,610 2,807,645
Thule Group AB
(d)
......................... 395,651 9,107,969
Troax Group AB .......................... 137,907 2,035,516
VBG Group AB , Class B .................... 61,862 2,120,930
Vimian Group AB
(a) (b)
....................... 685,125 2,442,134
Vitec Software Group AB , Class B ............. 117,837 2,851,172
Vitrolife AB ............................. 274,745 2,483,944
Wallenstam AB , Class B .................... 1,361,929 5,913,407
Wihlborgs Fastigheter AB ................... 998,883 8,124,078
Xvivo Perfusion AB
(a) (b)
..................... 91,767 2,550,096
644,387,282
a
Switzerland  —  4 .3%
Accelleron Industries AG .................... 347,999 31,506,604
Adecco Group AG , Registered ................ 621,699 17,377,256
Allreal Holding AG , Registered ................ 54,352 14,217,898
ALSO Holding AG , Registered ................ 21,990 5,261,237
ams-OSRAM AG
(a) (b)
....................... 365,124 7,254,098
Aryzta AG
(a) (b)
........................... 86,782 5,701,299
Autoneum Holding AG ..................... 8,262 1,336,918
Bachem Holding AG , Class B
(a)
............... 118,434 11,009,635
Basilea Pharmaceutica Ag Allschwil , Registered
(b)
... 45,299 2,910,496
Bossard Holding AG , Class A, Registered ........ 20,670 5,791,220
Bucher Industries AG , Registered .............. 22,630 8,891,142
Burckhardt Compression Holding AG ........... 10,857 6,507,910
Burkhalter Holding AG ..................... 27,230 4,610,938
Bystronic AG ............................ 4,706 812,009
Cembra Money Bank AG .................... 110,333 12,266,743
Security Shares Value
a
Switzerland (continued)
Cicor Technologies Ltd. , Registered
(a) (b)
.......... 9,028 $ 1,313,588
Cie Financiere Tradition SA , Bearer ............ 6,922 2,534,761
Clariant AG , Registered
(b)
................... 774,204 8,797,578
Comet Holding AG , Registered ................ 27,150 11,015,876
Cosmo N.V. ............................ 29,631 2,203,950
Daetwyler Holding AG , Bearer ................ 27,241 4,635,407
DKSH Holding AG ........................ 130,784 10,857,124
dormakaba Holding AG ..................... 107,168 7,722,036
Dottikon Es Holding AG , Registered
(b)
........... 12,169 4,203,147
EFG International AG
(b)
..................... 382,201 7,604,301
Emmi AG , Registered ...................... 7,724 8,296,802
Flughafen Zurich AG , Registered .............. 71,249 20,943,794
Forbo Holding AG , Registered ................ 3,539 4,010,560
Galenica AG
(d)
........................... 184,487 19,598,354
Georg Fischer AG , Registered ................ 286,793 18,389,316
Hiag Immobilien Holding AG ................. 16,069 2,626,141
Huber + Suhner AG , Registered ............... 51,529 12,146,211
Idorsia Ltd.
(b)
............................ 671,188 5,084,974
Implenia AG , Registered .................... 58,373 4,631,580
Inficon Holding AG , Registered ................ 62,642 12,637,816
Interroll Holding AG , Registered ............... 2,568 4,306,047
Intershop Holding AG ...................... 20,756 4,420,267
Jungfraubahn Holding AG , Registered ........... 17,861 5,767,670
Kardex Holding AG , Registered ............... 22,314 6,566,711
Kuros Biosciences AG , Registered
(a) (b)
........... 101,421 2,858,148
Landis+Gyr Group AG
(b)
.................... 95,747 5,423,899
Medacta Group SA
(d)
...................... 24,588 4,030,554
Mobilezone Holding AG , Registered ............ 142,505 2,523,559
Mobimo Holding AG , Registered ............... 27,457 11,877,652
Montana Aerospace AG
(b) (d)
.................. 110,765 3,322,447
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 682,613 4,026,791
PolyPeptide Group AG
(b) (d)
................... 47,627 2,588,330
PSP Swiss Property AG , Registered ............ 168,929 30,477,473
R&S Group Holding AG
(b)
................... 108,301 2,805,855
Sensirion Holding AG
(b) (d)
.................... 33,485 3,039,885
SFS Group AG .......................... 61,768 10,112,002
Siegfried Holding AG , Registered
(a) (b)
............ 141,170 13,245,614
SIG Group AG
(b)
.......................... 1,026,263 18,648,775
SKAN Group AG ......................... 45,600 3,313,549
SMG Swiss Marketplace Group AG
(d)
........... 89,452 2,822,133
Softwareone Holding AG
(b)
................... 603,900 6,565,998
Stadler Rail AG
(a)
......................... 200,536 6,089,509
Sulzer AG , Registered ..................... 65,379 11,873,567
Sunrise Communications AG , Class A
(b)
.......... 240,236 12,688,249
Swissquote Group Holding SA , Registered ........ 418,182 21,787,033
Tecan Group AG , Registered ................. 46,145 10,664,018
Temenos AG , Registered ................... 185,806 15,456,201
TX Group AG ........................... 9,795 1,674,400
Valiant Holding AG , Registered ............... 57,787 11,293,643
Vaudoise Assurances Holding SA .............. 3,401 3,378,073
Vetropack Holding AG , Class A ................ 45,520 1,073,472
Vontobel Holding AG , Registered .............. 100,576 10,762,871
Ypsomed Holding AG , Registered
(a)
............. 15,044 7,179,651
Zehnder Group AG , Registered ............... 31,020 2,603,140
569,975,905
a
United Kingdom  —  13 .3%
4imprint Group PLC ....................... 101,313 5,622,909
Aberdeen Group PLC ...................... 6,667,565 21,703,404
Advanced Medical Solutions Group PLC ......... 768,425 2,917,928
AEP Plantations PLC ...................... 636,420 1,543,924
AG Barr PLC ............................ 370,282 3,243,811
AJ Bell PLC ............................ 1,218,801 9,637,915
Alfa Financial Software Holdings PLC
(d)
.......... 439,537 974,129
AO World PLC .......................... 1,097,396 1,448,651

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
67
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Ashmore Group PLC ...................... 1,551,920 $ 4,317,065
ATALAYA MINING COPPER SA ............... 430,128 5,187,657
Autotrader Group PLC
(d)
.................... 3,001,873 21,196,778
Avon Technologies PLC .................... 102,477 2,356,215
B&M European Value Retail PLC .............. 3,583,300 10,771,562
Babcock International Group PLC .............. 909,170 13,801,685
Balfour Beatty PLC ....................... 1,772,743 20,666,168
Baltic Classifieds Group PLC ................. 1,592,976 4,307,536
Barratt Redrow PLC ....................... 4,915,575 19,535,555
Beazley PLC ............................ 2,117,084 36,794,974
Bellway PLC ............................ 425,030 11,387,949
Berkeley Group Holdings PLC
(b)
............... 343,677 16,232,789
Big Yellow Group PLC ..................... 684,372 8,193,542
Bodycote PLC ........................... 633,139 6,179,882
Breedon Group PLC ....................... 986,947 4,402,825
Bridgepoint Group PLC
(d)
.................... 1,311,489 5,668,124
British Land Co. PLC (The) .................. 3,667,098 21,927,886
Burberry Group PLC
(b)
..................... 1,328,062 21,406,250
Bytes Technology Group PLC ................ 815,703 4,406,252
C&C Group PLC ......................... 1,366,860 1,875,346
Ceres Power Holdings PLC
(b)
................. 531,045 2,504,044
Cerillion PLC
(a)
.......................... 79,344 1,058,666
Chemring Group PLC ...................... 996,111 7,940,059
Chesnara PLC .......................... 749,997 3,477,183
Clarkson PLC ........................... 105,045 6,696,472
Close Brothers Group PLC
(b)
................. 555,456 3,186,111
CMC Markets PLC
(d)
....................... 376,816 3,403,080
Coats Group PLC ........................ 6,868,070 7,442,867
Cohort PLC
(a)
........................... 124,340 2,059,819
Computacenter PLC ....................... 224,139 13,889,799
Convatec Group PLC
(d)
..................... 6,268,680 18,941,898
Craneware PLC .......................... 108,170 1,714,542
Cranswick PLC .......................... 193,524 13,953,982
Croda International PLC .................... 475,951 20,605,135
Currys PLC ............................. 3,630,124 8,218,495
CVS Group PLC ......................... 259,089 4,378,099
DCC Energy PLC ........................ 314,686 26,907,467
Derwent London PLC ...................... 381,822 10,827,202
Diploma PLC ........................... 493,808 48,903,240
DiscoverIE Group PLC ..................... 349,820 3,653,894
Domino's Pizza Group PLC .................. 1,359,942 3,708,200
Dr Martens PLC .......................... 2,133,795 2,225,887
Drax Group PLC ......................... 1,240,272 12,327,883
Dunelm Group PLC ....................... 473,550 5,538,748
easyJet PLC ............................ 1,127,698 9,600,685
Elementis PLC .......................... 2,095,984 5,052,427
Energean PLC .......................... 493,690 5,076,781
Entain PLC ............................. 2,168,653 15,876,974
Fevertree Drinks PLC ...................... 364,775 4,237,814
Firstgroup PLC .......................... 2,061,676 5,123,785
Foresight Group Holdings Ltd. ................ 259,904 1,624,183
Frasers Group PLC
(b)
...................... 393,104 4,290,893
Games Workshop Group PLC ................ 121,464 31,311,224
Gamma Communications PLC ................ 332,368 4,192,804
GB Group PLC .......................... 874,966 2,604,850
Genuit Group PLC ........................ 888,970 3,269,572
Genus PLC ............................. 242,178 7,175,333
Georgia Capital PLC
(b)
..................... 107,127 5,728,058
GlobalData PLC
(a)
........................ 1,015,699 1,089,729
Grafton Group PLC , CDI .................... 615,859 8,058,437
Grainger PLC ........................... 2,410,649 5,688,564
Great Portland Estates PLC .................. 1,249,404 5,897,780
Greatland Resources Ltd.
(b)
.................. 1,854,368 12,823,238
Greencore Group PLC ..................... 2,060,785 7,232,413
Security Shares Value
a
United Kingdom (continued)
Greggs PLC ............................ 375,004 $ 9,491,890
Hammerson PLC ......................... 1,905,338 9,860,191
Harbour Energy PLC ...................... 2,732,433 8,863,738
Hays PLC .............................. 5,855,122 4,450,662
Helios Towers PLC ........................ 3,035,168 8,030,757
Hikma Pharmaceuticals PLC ................. 579,471 12,370,464
Hill & Smith PLC ......................... 286,075 11,044,097
Hilton Food Group PLC ..................... 296,887 2,396,777
Hiscox Ltd. ............................. 1,189,278 29,034,908
Hochschild Mining PLC ..................... 1,204,138 7,069,972
Hollywood Bowl Group PLC .................. 592,478 2,279,754
Howden Joinery Group PLC ................. 1,970,537 20,997,235
Hunting PLC ............................ 460,511 2,752,601
Ibstock PLC
(d)
........................... 1,390,610 1,745,813
ICG PLC .............................. 1,026,027 26,196,466
IG Group Holdings PLC .................... 1,208,482 23,779,493
IMI PLC ............................... 885,457 35,186,758
Inchcape PLC ........................... 1,158,852 13,096,058
IntegraFin Holdings PLC .................... 1,026,263 5,096,895
International Workplace Group PLC ............ 2,679,063 7,145,053
Investec PLC ........................... 2,231,169 19,527,604
IP Group PLC
(b)
.......................... 3,343,768 2,834,883
ITM Power PLC
(b)
......................... 1,678,631 2,321,278
ITV PLC ............................... 13,170,127 13,203,937
J D Wetherspoon PLC ..................... 255,277 2,676,707
JD Sports Fashion PLC .................... 8,036,415 9,743,371
JET2 PLC .............................. 344,099 7,141,456
Johnson Matthey PLC ..................... 612,753 16,553,219
Johnson Service Group PLC ................. 1,345,586 2,727,526
JTC PLC
(d)
............................. 569,253 10,180,891
Jupiter Fund Management PLC ............... 1,630,849 3,462,189
Kainos Group PLC ........................ 298,665 3,513,186
Keller Group PLC ........................ 256,620 10,458,800
Kier Group PLC ........................... 1,491,621 4,858,110
Klarna Group PLC
(a) (b)
...................... 218,377 4,136,060
Lancashire Holdings Ltd. .................... 848,513 6,892,154
Lion Finance Group PLC .................... 126,408 19,856,311
LondonMetric Property PLC .................. 7,965,797 21,058,439
Man Group PLC ......................... 4,149,910 16,992,031
ME GROUP INTERNATIONAL PLC ............ 809,947 1,209,500
Metro Bank Holdings PLC
(b)
.................. 1,179,414 2,813,514
Michael Page PLC ........................ 1,078,477 2,650,780
Mitchells & Butlers PLC
(b)
................... 950,280 3,518,050
Mitie Group PLC ......................... 4,517,999 12,604,512
Molten Ventures PLC
(b)
..................... 565,265 4,663,533
Mondi PLC ............................. 1,606,481 19,369,286
MONY Group PLC ........................ 1,760,529 4,682,627
Moonpig Group PLC ....................... 1,118,928 4,156,147
Morgan Advanced Materials PLC .............. 996,548 3,037,411
Morgan Sindall Group PLC .................. 165,719 9,894,312
MP Evans Group PLC ..................... 139,247 3,051,518
Ninety One PLC ......................... 1,024,903 2,953,205
Ocado Group PLC
(b)
....................... 1,987,898 5,682,022
OSB Group PLC ......................... 1,276,973 9,613,012
OXB
(a) (b)
............................... 299,775 2,262,523
Oxford Instruments PLC .................... 199,352 7,340,250
Oxford Nanopore Technologies PLC
(b)
........... 1,603,438 2,461,065
Pan African Resources PLC ................. 7,582,815 9,483,379
Paragon Banking Group PLC ................. 694,773 7,872,321
Pennon Group PLC ....................... 1,718,731 10,706,110
Persimmon PLC ......................... 1,176,170 17,654,520
Pets at Home Group PLC ................... 1,595,556 4,554,939
Playtech PLC
(b)
.......................... 885,750 4,519,614
Plus500 Ltd. ............................ 255,437 13,460,777

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
68
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
Polar Capital Holdings PLC .................. 321,424 $ 3,339,967
PPHE Hotel Group Ltd. ..................... 79,542 1,683,084
Premier Foods PLC ....................... 2,340,685 6,129,504
Primary Health Properties PLC ................ 9,334,683 11,897,288
QinetiQ Group PLC ....................... 1,737,045 11,892,408
Quilter PLC
(d)
........................... 5,011,582 13,049,429
Rank Group PLC ......................... 625,587 816,155
Raspberry PI Holdings PLC
(b)
................. 257,741 2,282,225
Rathbones Group PLC ..................... 223,638 5,027,490
Renew Holdings PLC ...................... 289,965 3,541,696
Renishaw PLC .......................... 129,335 8,624,925
RHI Magnesita N.V. ....................... 70,156 2,671,116
Rightmove PLC .......................... 2,756,893 17,284,432
Rockhopper Exploration PLC
(b)
................ 3,015,219 2,958,420
Rotork PLC ............................. 3,020,199 19,896,768
RS GROUP PLC ......................... 1,739,751 16,565,686
Safestore Holdings PLC .................... 784,613 6,545,158
Saga PLC
(b)
............................ 326,462 2,956,729
Savills PLC ............................. 518,351 6,427,193
Senior PLC ............................. 1,532,265 5,999,148
Serco Group PLC ........................ 3,637,209 11,843,355
Serica Energy PLC ....................... 945,686 2,998,794
Shaftesbury Capital PLC .................... 5,257,866 10,190,089
Shawbrook Group PLC
(b) (d)
................... 461,588 2,040,506
SigmaRoc PLC
(b)
......................... 3,631,107 6,044,672
Sirius Real Estate Ltd. ..................... 5,507,757 7,345,141
Softcat PLC ............................ 469,502 12,319,914
Spire Healthcare Group PLC
(d)
................ 954,550 3,003,967
SSP Group PLC ......................... 2,855,156 7,676,886
St. James's Place PLC ..................... 1,932,955 27,465,145
Supermarket Income REIT PLC ............... 4,476,317 5,185,328
Target Healthcare REIT PLC ................. 2,224,645 3,394,038
Tate & Lyle PLC .......................... 1,408,236 10,494,008
Taylor Wimpey PLC ....................... 12,933,566 13,617,781
TBC Bank Group PLC ..................... 151,297 9,824,877
Telecom Plus PLC ........................ 259,529 2,976,631
THG PLC
(a) (b)
............................ 2,321,878 948,182
TP ICAP Group PLC ...................... 2,679,586 12,375,970
Trainline PLC
(b) (d)
......................... 1,410,959 4,510,645
Travis Perkins PLC ....................... 777,002 5,821,518
Tritax Big Box REIT PLC .................... 8,814,506 20,265,602
Trustpilot Group PLC
(b) (d)
.................... 1,293,527 4,715,307
TUI AG ............................... 1,677,776 14,612,239
UNITE Group PLC (The) .................... 1,565,846 11,374,591
Vesuvius PLC ........................... 697,128 3,485,748
Victrex PLC ............................ 301,813 3,184,999
Vistry Group PLC
(a) (b)
...................... 1,121,061 4,437,583
Volex PLC ............................. 506,792 3,492,475
Volution Group PLC ....................... 710,431 5,926,825
WAG Payment Solutions PLC ................ 738,070 1,098,184
Watches of Switzerland Group PLC
(b) (d)
.......... 809,476 7,995,369
Weir Group PLC (The) ..................... 951,115 33,933,220
WH Smith PLC .......................... 527,314 3,086,050
Whitbread PLC .......................... 616,818 20,896,601
Workspace Group PLC
(a)
.................... 508,007 2,407,950
WPP PLC .............................. 3,931,463 15,880,287
XPS Pensions Group PLC ................... 687,430 3,072,806
Yellow Cake PLC
(a) (b) (d)
..................... 932,886 6,915,239
Young & Co.'s Brewery PLC , Class A ........... 114,281 1,413,151
Zegona Communications PLC ................ 648,843 12,805,000
Zigup PLC ............................. 808,841 5,041,787
1,752,176,969
a
Security Shares Value
a
United States  —  0 .0%
Eagle Hospitality Trust
(a) (b) (c)
.................. 1,640,200 $ 16
a
Total Common Stocks — 99.1%
(Cost: $ 11,724,572,051 ) .............................. 13,080,488,957
a
Preferred Stocks
Germany  —  0 .2%
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 31,862 4,039,591
FUCHS SE , Preference Shares , NVS ........... 241,908 11,212,626
Jungheinrich AG , Preference Shares , NVS ........ 175,294 4,938,323
KSB SE & Co. KGaA , Preference Shares , NVS ..... 2,570 2,472,042
Sixt SE , Preference Shares , NVS .............. 59,403 4,111,985
STO SE & Co. KGaA , Preference Shares , NVS .... 8,972 1,005,256
27,779,823
a
Italy  —  0 .1%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 127,541 6,557,490
a
Japan  —  0 .0%
Ito En Ltd. , Preference Shares ................ 67,900 762,888
a
Total Preferred Stocks — 0.3%
(Cost: $ 31,439,698 ) ................................. 35,100,201
a
Rights
United Kingdom  —  0 .0%
Greencore Group CVR (Expires 01/16/29 )
(b) (c)
...... 723,742 19,508
a
Total Rights — 0.0%
(Cost: $ 20,414 ) .................................... 19,508
a
Warrants
Italy  —  0 .0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share
for 1 Warrant, Expires 08/31/30, Strike Price EUR
0.01)
(a) (b) (c)
............................ 96,743 1
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ 1
a
Total Long-Term Investments — 99.4%
(Cost: $ 11,756,032,163 ) .............................. 13,115,608,667
a
Short-Term Securities
Money Market Funds  —  4 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 631,547,060 631,736,524
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 4,521,635 4,521,635
a
Total Short-Term Securities — 4.8%
(Cost: $ 636,244,510 ) ................................ 636,258,159
Total Investments —  104.2%
(Cost: $ 12,392,276,673 ) .............................. 13,751,866,826
Liabilities in Excess of Other Assets — ( 4 .2 ) % ............... (548,745,747)
Net Assets — 100.0% ................................. $ 13,203,121,079

iShares
®
MSCI EAFE Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
69
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 367,603,061 $ 264,190,917
(a)
$ — $ (77,100) $ 19,646 $ 631,736,524 631,547,060 $ 11,419,019
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 3,370,000 1,151,635
(a)
— — — 4,521,635 4,521,635 250,031 —
$ — $ (77,100) $ 19,646
$ 636,258,159
$ 11,669,050 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 138 09/10/26 $ 34,103 $ (464,388)
Euro STOXX 50 Index ................................................................. 233 09/18/26 17,123 228,656
FTSE 100 Index ..................................................................... 248 09/18/26 36,348 1,257,062
$ 1,021,330
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,485,718 $ — $ — $ — $ 1,485,718
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 464,388 $ — $ — $ — $ 464,388
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Small-Cap ETF
70
2026
iShares Annual Financial Statements and Additional Information
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 22,360,318 $ — $ — $ — $ 22,360,318
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (340,931) $ — $ — $ — $ (340,931)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 93,645,503
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,143,516,713 $ 11,936,828,521 $ 143,723 $ 13,080,488,957
Preferred Stocks .......................................... — 35,100,201 — 35,100,201
Rights ................................................. — — 19,508 19,508
Warrants ............................................... — — 1 1
Short-Term Securities
Money Market Funds ....................................... 636,258,159 — — 636,258,159
$ 1,779,774,872 $ 11,971,928,722 $ 163,232 $ 13,751,866,826
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 228,656 $ 1,257,062 $ — $ 1,485,718
Liabilities
Equity Contracts ............................................ — (464,388) — (464,388)
$ 228,656 $ 792,674 $ — $ 1,021,330
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

71
Statements of Assets and Liabilities
Statements of Assets and Liabilities
July 31, 2026
See notes to financial statements.
iShares
Currency Hedged
MSCI ACWI ex U.S.
ETF
iShares
Currency Hedged
MSCI EAFE ETF
iShares
Currency Hedged
MSCI EAFE Small-
Cap ETF
iShares
MSCI ACWI ex U.S.
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ —  $ —  $ —  $ 11,488,901,572
Investments, at value — affiliated
(c)
......................................... 346,619,636  7,658,650,850  245,186,595  139,884,856
Cash ............................................................. —  —  —  548,259
Cash pledged:
Collateral — OTC derivatives ........................................... 1,760,000  —  —  —
Futures contracts ................................................... —  —  —  1,396,000
Foreign currency, at value
(d)
.............................................. —  —  —  14,042,384
Receivables:
Investments sold ................................................... 4,134,839  63,089,787  2,593,635  —
Securities lending income — affiliated ..................................... —  6,706  —  145,188
Dividends — unaffiliated .............................................. —  —  —  12,280,622
Dividends — affiliated ................................................ 1,630  32,681  965  49,489
Tax reclaims ...................................................... —  —  —  8,529,854
Foreign withholding tax claims .......................................... —  —  —  315,970
Unrealized appreciation on:
Forward foreign currency exchange contracts ................................ 1,803,380  36,092,008  1,315,776  —
Total assets ........................................................
354,319,485  7,757,872,032  249,096,971  11,666,094,194
LIABILITIES
Bank overdraft ....................................................... 1,559,376  —  —  —
Collateral on securities loaned ............................................ —  90,995,182  —  129,857,620
Payables:
Investments purchased ............................................... —  —  —  702,736
Capital shares redeemed .............................................. —  55,559  —  —
Deferred foreign capital gain tax ......................................... —  —  —  14,005,207
Investment advisory fees .............................................. 8,058  177,418  5,839  2,863,110
Professional fees ................................................... —  —  —  114,463
Variation margin on futures contracts ...................................... —  —  —  80,015
Unrealized depreciation on:
Forward foreign currency exchange contracts ................................ 6,560,824  130,050,642  4,830,293  —
Other liabilities ...................................................... —  —  5,566  —
Total liabilities .......................................................
8,128,258  221,278,801  4,841,698  147,623,151
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 346,191,227  $ 7,536,593,231  $ 244,255,273  $ 11,518,471,043
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 245,373,213  $ 6,199,546,078  $ 204,762,261  $ 9,171,777,743
Accumulated earnings ................................................. 100,818,014  1,337,047,153  39,493,012  2,346,693,300
NET ASSETS .......................................................
$ 346,191,227  $ 7,536,593,231  $ 244,255,273  $ 11,518,471,043
NET ASSET VALUE
Shares outstanding ................................................... 7,700,000  162,100,000  5,720,000  152,800,000
Net asset value ...................................................... $ 44.96  $ 46.49  $ 42.70  $ 75.38
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ —  $ 88,507,714  $ —  $ 123,862,488
(b)
Investments, at cost — unaffiliated ....................................... $ —  $ —  $ —  $ 8,161,644,818
(c)
Investments, at cost — affiliated ......................................... $ 240,808,804  $ 6,039,441,898  $ 197,842,873  $ 139,865,500
(d)
  Foreign currency, at cost .............................................. $ —  $ —  $ —  $ 14,039,657

72
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
July 31, 2026
See notes to financial statements.
iShares
MSCI EAFE ETF
iShares
MSCI EAFE Small-
Cap ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 77,679,842,520  $ 13,115,608,667
Investments, at value — affiliated
(c)
........................................................................ 318,682,092  636,258,159
Cash ............................................................................................ 1,542,059  —
Foreign currency collateral pledged:
(d)
Futures contracts .................................................................................. 22,271,884  5,272,425
Foreign currency, at value
(e)
............................................................................. 89,446,613  43,283,899
Receivables:
Investments sold .................................................................................. —  7,489,156
Securities lending income — affiliated .................................................................... 184,263  1,240,898
Dividends — unaffiliated ............................................................................. 39,134,815  17,766,588
Dividends — affiliated ............................................................................... 40,834  10,967
Tax reclaims ..................................................................................... 119,508,741  13,645,448
Foreign withholding tax claims ......................................................................... 31,115,789  440,276
Total assets .......................................................................................
78,301,769,610  13,841,016,483
LIABILITIES
Bank overdraft ...................................................................................... —  173,674
Collateral on securities loaned ........................................................................... 299,806,298  631,630,252
Payables:
Deferred foreign capital gain tax ........................................................................ —  175,846
Investment advisory fees ............................................................................. 19,267,059  4,465,311
Professional fees .................................................................................. 4,144,893  902,969
Variation margin on futures contracts ..................................................................... 425,304  547,352
Total liabilities ......................................................................................
323,643,554  637,895,404
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 77,978,126,056  $ 13,203,121,079
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 58,913,359,138  $ 12,472,178,269
Accumulated earnings ................................................................................ 19,064,766,918  730,942,810
NET ASSETS ......................................................................................
$ 77,978,126,056  $ 13,203,121,079
NET ASSET VALUE
Shares outstanding .................................................................................. 739,200,000  157,400,000
Net asset value ..................................................................................... $ 105.49  $ 83.88
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 290,375,822  $ 584,113,299
(b)
Investments, at cost — unaffiliated ...................................................................... $ 47,141,849,355  $ 11,756,032,163
(c)
Investments, at cost — affiliated ........................................................................ $ 318,657,485  $ 636,244,510
(d)
Foreign currency collateral pledged, at cost ................................................................ $ 22,078,996  $ 5,200,511
(e)
  Foreign currency, at cost ............................................................................. $ 88,919,148  $ 42,659,858

73
Statements of Operations
Statements of Operations
Year Ended July 31, 2026
See notes to financial statements.
iShares
Currency Hedged
MSCI ACWI ex U.S.
ETF
iShares
Currency Hedged
MSCI EAFE ETF
iShares
Currency Hedged
MSCI EAFE Small-
Cap ETF
iShares
MSCI ACWI ex U.S.
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ —  $ —  $ —  $ 245,833,689
Dividends — affiliated .............................................. 8,517,709  230,328,913  6,411,927  427,978
Interest — unaffiliated .............................................. 221  3,403  127  66,908
Securities lending income — affiliated — net ............................... 88,198  310,608  29,053  935,163
Foreign taxes withheld ............................................. —  —  —  (23,126,105)
Foreign withholding tax claims ........................................ —  —  —  1,705,983
Total investment income ..............................................
8,606,128  230,642,924  6,441,107  225,843,616
EXPENSES
Investment advisory ............................................... 1,172,977  26,047,354  816,431  26,668,907
Commitment costs ................................................ —  40,692  —  40,692
Professional .................................................... —  —  —  241,660
Interest expense ................................................. 8,993  24,311  4,722  10,132
Total expenses .................................................... 1,181,970  26,112,357  821,153  26,961,391
Less: (1,084,123) (24,032,269) (759,566) (78,967)
Investment advisory fees waived ....................................... (1,084,123) (24,032,269) (759,566) (78,967)
Total expenses after fees waived ........................................
97,847  2,080,088  61,587  26,882,424
Net investment income ...............................................
8,508,281  228,562,836  6,379,520  198,961,192
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................ —  —  —  (109,320,510)
Investments — affiliated ........................................... 89,696  7,445,772  479,261  (9,905)
Forward foreign currency exchange contracts ............................ 16,558,028  412,967,238  12,387,851  —
Foreign currency transactions ....................................... —  —  —  (839,494)
Futures contracts ............................................... —  —  —  8,690,332
In-kind redemptions — affiliated
(b)
.................................... 6,730,694  227,414,286  3,770,490  —
23,378,418  647,827,296  16,637,602  (101,479,577)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................ —  —  —  2,049,117,964
Investments — affiliated ........................................... 59,322,109  1,040,810,704  22,410,082  10,874
Forward foreign currency exchange contracts ............................ (11,352,984) (293,681,733) (8,777,483) —
Foreign currency translations ....................................... —  —  —  54,789
Futures contracts ............................................... —  —  —  (811,590)
47,969,125  747,128,971  13,632,599  2,048,372,037
Net realized and unrealized gain ........................................
71,347,543  1,394,956,267  30,270,201  1,946,892,460
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 79,855,824  $ 1,623,519,103  $ 36,649,721  $ 2,145,853,652
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ —  $ —  $ —  $ (134,943)
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of increase in deferred foreign capital gain tax of ......................... $ —  $ —  $ —  $ (381,176)

74
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended July 31, 2026
See notes to financial statements.
iShares
MSCI EAFE ETF
iShares
MSCI EAFE Small-
Cap ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 2,088,901,348  $ 393,052,125
Dividends — affiliated .............................................................................. 1,104,295  250,031
Interest — unaffiliated .............................................................................. 474,650  151,403
Securities lending income — affiliated — net ............................................................... 2,458,731  11,419,019
Foreign taxes withheld ............................................................................. (146,287,217) (32,098,573)
Foreign withholding tax claims ........................................................................ 18,577,448  12,715,330
Total investment income ..............................................................................
1,965,229,255  385,489,335
EXPENSES
Investment advisory ............................................................................... 216,782,704  49,822,195
Professional .................................................................................... 4,368,241  1,378,700
Interest expense ................................................................................. 50,201  17,275
Total expenses .................................................................................... 221,201,146  51,218,170
Net investment income ...............................................................................
1,744,028,109  334,271,165
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................ (366,401,079) 554,151,997
Investments — affiliated ........................................................................... (45,166) (77,100)
Foreign currency transactions ....................................................................... (1,521,274) (3,180,170)
Futures contracts ............................................................................... 99,451,904  22,360,318
In-kind redemptions — unaffiliated
(b)
................................................................... 562,638,217  537,726,143
294,122,602  1,110,981,188
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................ 13,792,942,001  854,603,935
Investments — affiliated ........................................................................... 24,607  19,646
Foreign currency translations ....................................................................... 3,937,012  1,803,202
Futures contracts ............................................................................... (1,850,381) (340,931)
13,795,053,239  856,085,852
Net realized and unrealized gain ........................................................................
14,089,175,841  1,967,067,040
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 15,833,203,950  $ 2,301,338,205
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................................... $ —  $ (4,327)
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in deferred foreign capital gain tax of ........................................................ $ —  $ 110,284

75
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Currency Hedged MSCI ACWI ex U.S. ETF
iShares
Currency Hedged MSCI EAFE ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 8,508,281  $ 7,628,094  $ 228,562,836  $ 181,752,335
Net realized gain (loss) ......................................... 23,378,418  (1,643,036) 647,827,296  137,064,305
Net change in unrealized appreciation (depreciation) ..................... 47,969,125  26,053,229  747,128,971  324,244,105
Net increase in net assets resulting from operations ........................
79,855,824  32,038,287  1,623,519,103  643,060,745
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(8,522,618) (7,614,942) (228,629,522) (181,045,462)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
16,290,006  4,586,775  (219,834,401) (760,645,446)
NET ASSETS
Total increase (decrease) in net assets ................................ 87,623,212  29,010,120  1,175,055,180  (298,630,163)
Beginning of year ...............................................
258,568,015  229,557,895  6,361,538,051  6,660,168,214
End of year ...................................................
$ 346,191,227  $ 258,568,015  $ 7,536,593,231  $ 6,361,538,051
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

76
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Currency Hedged MSCI EAFE Small-Cap
ETF
iShares
MSCI ACWI ex U.S. ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 6,379,520  $ 5,224,724  $ 198,961,192  $ 140,699,318
Net realized gain (loss) ......................................... 16,637,602  (6,258,181) (101,479,577) (72,963,423)
Net change in unrealized appreciation (depreciation) ..................... 13,632,599  23,028,693  2,048,372,037  685,813,772
Net increase in net assets resulting from operations ........................
36,649,721  21,995,236  2,145,853,652  753,549,667
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(6,378,355) (5,192,410) (249,072,554) (157,695,029)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
51,406,205  (5,130,447) 3,258,643,780  1,200,799,242
NET ASSETS
Total increase in net assets ........................................ 81,677,571  11,672,379  5,155,424,878  1,796,653,880
Beginning of year ...............................................
162,577,702  150,905,323  6,363,046,165  4,566,392,285
End of year ...................................................
$ 244,255,273  $ 162,577,702  $ 11,518,471,043  $ 6,363,046,165
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

77
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI EAFE ETF
iShares
MSCI EAFE Small-Cap ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 1,744,028,109  $ 1,593,978,616  $ 334,271,165  $ 266,454,342
Net realized gain (loss) ......................................... 294,122,602  (553,715,663) 1,110,981,188  148,032,551
Net change in unrealized appreciation (depreciation) ..................... 13,795,053,239  5,678,467,281  856,085,852  923,455,406
Net increase in net assets resulting from operations ........................
15,833,203,950  6,718,730,234  2,301,338,205  1,337,942,299
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(2,461,073,004) (1,819,191,272) (442,469,923) (320,855,509)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
1,726,668,058  2,215,433,096  1,178,689,275  (602,864,846)
NET ASSETS
Total increase in net assets ........................................ 15,098,799,004  7,114,972,058  3,037,557,557  414,221,944
Beginning of year ...............................................
62,879,327,052  55,764,354,994  10,165,563,522  9,751,341,578
End of year ...................................................
$ 77,978,126,056  $ 62,879,327,052  $ 13,203,121,079  $ 10,165,563,522
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

78
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Currency Hedged MSCI ACWI ex U.S. ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .........................
$ 35.42  $ 32.11  $ 28.85  $ 29.49  $ 32.11
Net investment income
(a)
............................... 1.13  1.06  0.92  0.71  1.04
Net realized and unrealized gain (loss)
(b)
.....................
9.54  3.31  3.24  2.92  (2.63)
Net increase (decrease) from investment operations ..............
10.67  4.37  4.16  3.63  (1.59)
Distributions
(c)
– – – – –
From net investment income ............................ (1.13) (1.06) (0.90) (0.65) (1.03)
From net realized gains ................................ —  —  —  (3.62) —
Total distributions .....................................
(1.13) (1.06) (0.90) (4.27) (1.03)
Net asset value, end of year .............................
$ 44.96  $ 35.42  $ 32.11  $ 28.85  $ 29.49
Total Return
(d)
– – – – –
Based on net asset value ................................
30.38%
(e)
13.82% 14.62% 13.81% (5.03)%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0.38% 0.38% 0.38% 0.38% 0.38%
Total expenses after fees waived ...........................
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ..................................
2.76% 3.19% 3.08% 2.55% 3.33%
Supplemental Data
Net assets, end of year (000) ..............................
$ 346,191  $ 258,568  $ 229,558  $ 180,295  $ 120,300
Portfolio turnover rate
(g)
..................................
9% 12% 9% 12% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on July 31, 2026.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

79
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Currency Hedged MSCI EAFE ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 37.82  $ 35.12  $ 30.97  $ 32.77  $ 34.28
Net investment income
(a)
................................ 1.42  1.04  1.10  0.68  1.47
Net realized and unrealized gain (loss)
(b)
......................
8.69  2.77  4.05  4.08  (1.59)
Net increase (decrease) from investment operations ...............
10.11  3.81  5.15  4.76  (0.12)
Distributions
(c)
– – – – –
From net investment income ............................. (1.44) (1.11) (1.00) (0.67) (1.39)
From net realized gains ................................. —  —  —  (5.89) —
Total distributions ......................................
(1.44) (1.11) (1.00) (6.56) (1.39)
Net asset value, end of year ..............................
$ 46.49  $ 37.82  $ 35.12  $ 30.97  $ 32.77
Total Return
(d)
– – – – –
Based on net asset value .................................
27.04% 11.04% 16.81% 16.89% (0.29)%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0.38% 0.38% 0.38% 0.38% 0.38%
Total expenses after fees waived ............................
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ...................................
3.33% 2.89% 3.32% 2.24% 4.32%
Supplemental Data
Net assets, end of year (000) ...............................
$ 7,536,593  $ 6,361,538  $ 6,660,168  $ 3,556,559  $ 3,663,639
Portfolio turnover rate
(f)
...................................
11% 14% 12% 15% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

80
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Currency Hedged MSCI EAFE Small-Cap ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 36.13  $ 32.31  $ 28.78  $ 32.76  $ 36.63
Net investment income
(a)
................................ 1.35  1.12  0.87  0.48  1.37
Net realized and unrealized gain (loss)
(b)
......................
6.56  3.83  3.48  2.35  (3.91)
Net increase (decrease) from investment operations ...............
7.91  4.95  4.35  2.83  (2.54)
Distributions
(c)
– – – – –
From net investment income ............................. (1.34) (1.13) (0.82) (0.47) (1.33)
From net realized gains ................................. —  —  —  (6.34) —
Total distributions ......................................
(1.34) (1.13) (0.82) (6.81) (1.33)
Net asset value, end of year ..............................
$ 42.70  $ 36.13  $ 32.31  $ 28.78  $ 32.76
Total Return
(d)
– – – – –
Based on net asset value .................................
22.16% 15.65% 15.34% 10.67% (6.97)%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0.43% 0.43% 0.43% 0.43% 0.43%
Total expenses after fees waived ............................
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ...................................
3.36% 3.43% 2.91% 1.64% 3.92%
Supplemental Data
Net assets, end of year (000) ...............................
$ 244,255  $ 162,578  $ 150,905  $ 97,274  $ 107,768
Portfolio turnover rate
(f)
...................................
11% 16% 12% 17% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

81
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI ACWI ex U.S. ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ....................
$ 60.26  $ 54.36  $ 51.10  $ 46.36  $ 56.45
Net investment income
(a)
.......................... 1.57
(b)
1.50
(b)
1.32
(b)
1.43
(b)
1.38
(b)
Net realized and unrealized gain (loss)
(c)
................
15.45  6.01  3.44  4.49  (9.73)
Net increase (decrease) from investment operations .........
17.02  7.51  4.76  5.92  (8.35)
Distributions from net investment income
(d)
................ (1.90) (1.61) (1.50) (1.18) (1.74)
Net asset value, end of year ........................
$ 75.38  $ 60.26  $ 54.36  $ 51.10  $ 46.36
Total Return
(e)
– – – – –
Based on net asset value ...........................
28.52%
(b)
14.02%
(b)
9.50%
(b)
12.96%
(b)
(15.04)%
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ..................................
0.30% 0.32% 0.32% 0.34% 0.32%
Total expenses excluding professional fees for foreign withholding tax claims ....................................
0.30% 0.32% 0.32% 0.32% 0.32%
Net investment income .............................
2.24%
(b)
2.67%
(b)
2.60%
(b)
3.04%
(b)
2.62%
(b)
Supplemental Data
Net assets, end of year (000) .........................
$ 11,518,471  $ 6,363,046  $ 4,566,392  $ 4,619,435  $ 4,125,856
Portfolio turnover rate
(g)
.............................
6% 5% 6% 5% 8%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.01, $0.01, $0.00, $0.06 and $0.01.
• Total return by 0.02%, 0.02%, 0.01%, 0.12% and 0.02%.
• Ratio of net investment income to average net assets by 0.02%, 0.03%, 0.01%, 0.12% and 0.02%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

82
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI EAFE ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .....................
$ 87.19  $ 80.33  $ 74.40  $ 65.61  $ 79.41
Net investment income
(a)
........................... 2.38
(b)
2.26  2.04
(b)
2.00
(b)
2.09
(b)
Net realized and unrealized gain (loss)
(c)
.................
19.28  7.18  6.21  8.37  (12.88)
Net increase (decrease) from investment operations ..........
21.66  9.44  8.25  10.37  (10.79)
Distributions from net investment income
(d)
................. (3.36) (2.58) (2.32) (1.58) (3.01)
Net asset value, end of year .........................
$ 105.49  $ 87.19  $ 80.33  $ 74.40  $ 65.61
Total Return
(e)
– – – – –
Based on net asset value ............................
25.14%
(b)
11.92% 11.27%
(b)
15.94%
(b)(f)
(13.84)%
(b)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses ...................................
0.31% 0.32% 0.32% 0.33% 0.33%
Total expenses excluding professional fees for foreign withholding tax claims .....................................
0.30% 0.31% 0.32% 0.32% 0.32%
Net investment income ..............................
2.43%
(b)
2.76% 2.72%
(b)
2.96%
(b)
2.82%
(b)
Supplemental Data
Net assets, end of year (000) ..........................
$ 77,978,126  $ 62,879,327  $ 55,764,355  $ 51,154,302  $ 47,594,212
Portfolio turnover rate
(h)
..............................
4% 4% 3% 2% 5%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.02, $0.01, $0.03 and $0.07.
• Total return by 0.03%, 0.01%, 0.04% and 0.10%.
• Ratio of net investment income to average net assets by 0.02%, 0.02%, 0.04% and 0.09%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

83
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI EAFE Small-Cap ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ....................
$ 71.99  $ 64.92  $ 61.27  $ 58.15  $ 75.41
Net investment income
(a)
.......................... 2.08
(b)
1.90
(b)
1.57
(b)
1.65
(b)
1.70
(b)
Net realized and unrealized gain (loss)
(c)
................
12.48  7.46  3.81  2.47  (16.38)
Net increase (decrease) from investment operations .........
14.56  9.36  5.38  4.12  (14.68)
Distributions from net investment income
(d)
................ (2.67) (2.29) (1.73) (1.00) (2.58)
Net asset value, end of year ........................
$ 83.88  $ 71.99  $ 64.92  $ 61.27  $ 58.15
Total Return
(e)
– – – – –
Based on net asset value ...........................
20.44%
(b)
14.80%
(b)
8.98%
(b)
7.12%
(b)
(19.80)%
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ..................................
0.40% 0.40% 0.40% 0.40% 0.39%
Total expenses excluding professional fees for foreign withholding tax claims ....................................
0.39% 0.40% 0.40% 0.39% 0.39%
Net investment income .............................
2.60%
(b)
2.90%
(b)
2.62%
(b)
2.88%
(b)
2.50%
(b)
Supplemental Data
Net assets, end of year (000) .........................
$ 13,203,121  $ 10,165,564  $ 9,751,342  $ 11,040,507  $ 10,966,490
Portfolio turnover rate
(g)
.............................
15% 18% 14% 11% 15%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.07, $0.01, $0.01, $0.01 and $0.03.
• Total return by 0.10%, 0.01%, 0.02%, 0.03% and 0.04%.
• Ratio of net investment income to average net assets by 0.09%, 0.01%, 0.01%, 0.02% and 0.04%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
84
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently each currency hedged Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the Funds.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange ("NYSE"). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
iShares ETF
Diversification
Classification
Currency Hedged MSCI ACWI ex U.S. ............................................................................................ Diversified
Currency Hedged MSCI EAFE .................................................................................................. Diversified
Currency Hedged MSCI EAFE Small-Cap .......................................................................................... Diversified
MSCI ACWI ex U.S. .......................................................................................................... Diversified
MSCI EAFE ................................................................................................................ Diversified
MSCI EAFE Small-Cap ....................................................................................................... Diversified

Notes to Financial Statements
( continued)
85
Notes to Financial Statements
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Notes to Financial Statements
(continued)
86
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Currency Hedged MSCI EAFE
Mizuho Securities USA LLC ......................................... $ 7,717,898 $ (7,717,898) $ — $ —
Morgan Stanley ................................................. 28,580,506 (28,580,506) — —
RBC Capital Markets LLC .......................................... 1,604,816 (1,604,816) — —
Wells Fargo Securities LLC ......................................... 50,604,494 (50,604,494) — —
$ 88,507,714 $ (88,507,714)
$ —
$ —
a
MSCI ACWI ex U.S.
Barclays Capital, Inc. ............................................. 1,528,138 (1,528,138) — —
BNP Paribas SA ................................................. 2,831,060 (2,831,060) — —
BofA Securities, Inc. .............................................. 10,687,252 (10,687,252) — —

Notes to Financial Statements
( continued)
87
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Citigroup Global Markets, Inc. ........................................ $ 10,618,781 $ (10,618,781) $ — $ —
Goldman Sachs & Co. LLC ......................................... 50,495,721 (50,495,721) — —
Goldman Sachs International ........................................ 4,696,327 (4,696,327) — —
HSBC Bank PLC ................................................ 759,892 (759,892) — —
J.P. Morgan Securities LLC ......................................... 3,367,519 (3,367,519) — —
J.P. Morgan Securities PLC ......................................... 9,472,361 (9,472,361) — —
Jefferies LLC ................................................... 143,952 (143,952) — —
Morgan Stanley ................................................. 22,082,527 (22,082,527) — —
SG Americas Securities LLC ........................................ 1,807,312 (1,807,312) — —
State Street Bank & Trust Co. ........................................ 4,884,501 (4,884,501) — —
UBS AG ...................................................... 487,145 (487,145) — —
$ 123,862,488 $ (123,862,488)
$ —
$ —
a
MSCI EAFE
BNP Paribas SA ................................................. 44,768,562 (44,768,562) — —
Citigroup Global Markets, Inc. ........................................ 14,266,657 (14,266,657) — —
Goldman Sachs & Co. LLC ......................................... 18,689,611 (18,689,611) — —
HSBC Bank PLC ................................................ 14,474,150 (14,474,150) — —
J.P. Morgan Securities LLC ......................................... 123,547,337 (123,547,337) — —
Jefferies LLC ................................................... 4,029,550 (4,029,550) — —
Morgan Stanley ................................................. 57,021,500 (57,021,500) — —
Scotia Capital (USA), Inc. .......................................... 7,243,636 (7,243,636) — —
SG Americas Securities LLC ........................................ 5,951,137 (5,951,137) — —
State Street Bank & Trust Co. ........................................ 27,425 (27,425) — —
Wells Fargo Bank NA ............................................. 124,909 (124,909) — —
Wells Fargo Securities LLC ......................................... 231,348 (231,348) — —
$ 290,375,822 $ (290,375,822)
$ —
$ —
a
MSCI EAFE Small-Cap
Barclays Bank PLC ............................................... 679,903 (679,903) — —
Barclays Capital, Inc. ............................................. 39,721,834 (39,721,834) — —
BNP Paribas SA ................................................. 7,503,377 (7,503,377) — —
BofA Securities, Inc. .............................................. 61,324,987 (61,324,987) — —
Citigroup Global Markets, Inc. ........................................ 50,665,627 (50,665,627) — —
Goldman Sachs & Co. LLC ......................................... 204,686,221 (204,686,221) — —
HSBC Bank PLC ................................................ 37,134,598 (36,561,021) — 573,577
J.P. Morgan Securities LLC ......................................... 36,744,618 (36,744,618) — —
Jefferies LLC ................................................... 2,008,893 (2,008,893) — —
Macquarie Bank Ltd. .............................................. 745,306 (745,306) — —
Mizuho Securities USA LLC ......................................... 270,584 (270,584) — —
Morgan Stanley ................................................. 96,035,547 (96,035,547) — —
National Bank of Canada ........................................... 2,578 (2,578) — —
Nomura Securities International, Inc. ................................... 4,232,057 (4,232,057) — —
Scotia Capital (USA), Inc. .......................................... 4,403,173 (4,403,173) — —
SG Americas Securities LLC ........................................ 521,376 (521,376) — —
State Street Bank & Trust Co. ........................................ 14,913,048 (14,913,048) — —
TD Securities (USA) LLC ........................................... 111,917 (111,917) — —
UBS AG ...................................................... 21,976,884 (21,976,884) — —
UBS Securities LLC .............................................. 1 (1) — —
Wells Fargo Bank NA ............................................. 430,770 (430,770) — —
$ 584,113,299 $ (583,539,722)
$ —
$ 573,577
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
88
2026
iShares Annual Financial Statements and Additional Information
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities.
When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.

Notes to Financial Statements
( continued)
89
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November
29, 2030 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the
iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.
For the iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 29, 2030 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares
MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.
For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November
29, 2030 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the
iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.
For the iShares MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
iShares ETF Investment Advisory Fees
Currency Hedged MSCI ACWI ex U.S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.38%
Currency Hedged MSCI EAFE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.38
Currency Hedged MSCI EAFE Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.43
Aggregate Average Daily Net Assets Investment Advisory Fees
First $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3500%
In excess of $30 billion but not exceeding $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3200
In excess of $60 billion but not exceeding $90 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2800
In excess of $90 billion but not exceeding $120 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2520
In excess of $120 billion but not exceeding $150 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2270
In excess of $150 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2040
Aggregate Average Daily Net Assets Investment Advisory Fees
First $12 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4000%
In excess of $12 billion but not exceeding $18 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.380000
In excess of $18 billion but not exceeding $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.361000
In excess of $24 billion but not exceeding $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.342950
In excess of $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.325802
iShares ETF Amounts Waived
Currency Hedged MSCI ACWI ex U.S. ................................................................................................................................... $ 1,084,123
Currency Hedged MSCI EAFE ........................................................................................................................................... 24,032,269
Currency Hedged MSCI EAFE Small-Cap ................................................................................................................................ 759,566
MSCI ACWI ex U.S. ...................................................................................................................................................... 78,967

Notes to Financial Statements
(continued)
90
2026
iShares Annual Financial Statements and Additional Information
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares
Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE Small-Cap ETF, and iShares MSCI EAFE ETF. Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI ACWI ex U.S. ETF and iShares MSCI EAFE Small-Cap ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
Currency Hedged MSCI ACWI ex U.S. ........................................................................................... $ 23,690
Currency Hedged MSCI EAFE ................................................................................................. 120,956
Currency Hedged MSCI EAFE Small-Cap ......................................................................................... 9,102
MSCI ACWI ex U.S. ......................................................................................................... 225,378
MSCI EAFE ............................................................................................................... 635,583
MSCI EAFE Small-Cap ...................................................................................................... 2,631,954
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI ACWI ex U.S. ......................................................................
$ 93,461,499 $ 85,900,620 $ (27,358,081)
MSCI EAFE ............................................................................
787,203,977 566,282,812 (220,244,109)
MSCI EAFE Small-Cap ...................................................................
752,558,982 1,031,456,952 654,213,251

Notes to Financial Statements
( continued)
91
Notes to Financial Statements
7. Purchases and Sales
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
Currency Hedged MSCI ACWI ex U.S. ........................................................................ $ 34,134,133 $ 28,045,235
Currency Hedged MSCI EAFE .............................................................................. 887,632,835 728,303,207
Currency Hedged MSCI EAFE Small-Cap ...................................................................... 26,510,103 21,605,280
MSCI ACWI ex U.S. ...................................................................................... 1,504,133,111 521,112,214
MSCI EAFE ............................................................................................ 4,201,405,951 3,043,019,761
MSCI EAFE Small-Cap ................................................................................... 2,351,089,232 1,960,935,134
iShares ETF In-kind Purchases In-kind Sales
Currency Hedged MSCI ACWI ex U.S. .......................................................................... $ 35,774,534 $ 19,552,900
Currency Hedged MSCI EAFE ................................................................................ 864,216,813 1,083,318,816
Currency Hedged MSCI EAFE Small-Cap ........................................................................ 66,282,337 14,985,819
MSCI ACWI ex U.S. ........................................................................................ 2,226,705,741 —
MSCI EAFE .............................................................................................. 957,586,384 992,392,485
MSCI EAFE Small-Cap ..................................................................................... 2,394,549,174 1,654,515,007
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Currency Hedged MSCI ACWI ex U.S. .......................................................................... $ 6,730,694 $ (6,730,694)
Currency Hedged MSCI EAFE ................................................................................ 227,322,762 (227,322,762)
Currency Hedged MSCI EAFE Small-Cap ........................................................................ 3,202,113 (3,202,113)
MSCI ACWI ex U.S. ........................................................................................ (76) 76
MSCI EAFE .............................................................................................. 542,928,294 (542,928,294)
MSCI EAFE Small-Cap ..................................................................................... 514,772,659 (514,772,659)
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
Currency Hedged MSCI ACWI ex U.S.
Ordinary income ........................................................................................... $ 8,522,618 $ 7,614,942
Currency Hedged MSCI EAFE
Ordinary income ........................................................................................... $ 228,629,522 $ 181,045,462
Currency Hedged MSCI EAFE Small-Cap
Ordinary income ........................................................................................... $ 6,378,355 $ 5,192,410
MSCI ACWI ex U.S.
Ordinary income ........................................................................................... $ 249,072,554 $ 157,695,029

Notes to Financial Statements
(continued)
92
2026
iShares Annual Financial Statements and Additional Information
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended July 31, 2026, the Funds listed below utilized the following amount of their respective capital loss carryforwards.
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Currency Hedged MSCI EAFE ETF and iShares MSCI ACWI ex U.S. ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight
Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended July 31, 2026, the iShares Currency Hedged MSCI EAFE ETF did not borrow under the Syndicated Credit Agreement.
For the year ended July 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
MSCI EAFE
Ordinary income ........................................................................................... $ 2,461,073,004 $ 1,819,191,272
MSCI EAFE Small-Cap
Ordinary income ........................................................................................... $ 442,469,923 $ 320,855,509
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Currency Hedged MSCI ACWI ex U.S. .................................
$ 24,068  $ (2,827,516) $ 103,621,462  $ 100,818,014
Currency Hedged MSCI EAFE .......................................
934,098  (269,683,047) 1,605,796,102  1,337,047,153
Currency Hedged MSCI EAFE Small-Cap ...............................
33,479  (6,726,791) 46,186,324  39,493,012
MSCI ACWI ex U.S. ...............................................
47,338,296  (848,873,716) 3,148,228,720  2,346,693,300
MSCI EAFE .....................................................
86,466,921  (9,961,051,561) 28,939,351,558  19,064,766,918
MSCI EAFE Small-Cap ............................................
51,476,969  (475,814,264) 1,155,280,105  730,942,810
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.
iShares ETF Utilized
Currency Hedged MSCI ACWI ex U.S. ........................................................................................... $ 5,557,503
Currency Hedged MSCI EAFE ................................................................................................. 132,956,165
Currency Hedged MSCI EAFE Small-Cap ......................................................................................... 3,884,182
MSCI EAFE Small-Cap ...................................................................................................... 571,962,757
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Currency Hedged MSCI ACWI ex U.S. ................................. $ 243,386,870  $ 112,760,352  $ (9,138,890) $ 103,621,462
Currency Hedged MSCI EAFE ....................................... 6,053,001,609  1,749,406,455  (143,610,353) 1,605,796,102
Currency Hedged MSCI EAFE Small-Cap ............................... 199,004,569  52,178,313  (5,991,989) 46,186,324
MSCI ACWI ex U.S. ............................................... 8,466,894,681  3,558,277,278  (396,385,531) 3,161,891,747
MSCI EAFE ..................................................... 49,065,750,357  31,992,881,820  (3,060,072,441) 28,932,809,379
MSCI EAFE Small-Cap ............................................ 12,597,259,439  2,647,751,572  (1,493,608,573) 1,154,142,999
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
MSCI ACWI ex U.S. .................................................................... $ 8,800,000 $ 72,329 4.73%

Notes to Financial Statements
( continued)
93
Notes to Financial Statements
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.

Notes to Financial Statements
(continued)
94
2026
iShares Annual Financial Statements and Additional Information
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
Currency Hedged MSCI ACWI ex U.S.
Shares sold ......................................................... 880,000  $ 35,906,632  1,580,000  $ 51,823,350
Shares redeemed ..................................................... (480,000) (19,616,626) (1,430,000) (47,236,575)
400,000  $ 16,290,006  150,000  $ 4,586,775
Currency Hedged MSCI EAFE
Shares sold ......................................................... 20,050,000  $ 864,070,722  79,150,000  $ 2,883,084,854
Shares redeemed ..................................................... (26,150,000) (1,083,905,123) (100,600,000) (3,643,730,300)
(6,100,000) $ (219,834,401) (21,450,000) $ (760,645,446)
Currency Hedged MSCI EAFE Small-Cap
Shares sold ......................................................... 1,600,000  $ 66,550,761  650,000  $ 21,187,686
Shares redeemed ..................................................... (380,000) (15,144,556) (820,000) (26,318,133)
1,220,000  $ 51,406,205  (170,000) $ (5,130,447)
MSCI ACWI ex U.S.
Shares sold ......................................................... 47,200,000  $ 3,258,643,780  23,000,000  $ 1,274,648,635
Shares redeemed ..................................................... —  —  (1,400,000) (73,849,393)
47,200,000  $ 3,258,643,780  21,600,000  $ 1,200,799,242
MSCI EAFE
Shares sold ......................................................... 27,600,000  $ 2,729,392,161  28,200,000  $ 2,306,784,107
Shares redeemed ..................................................... (9,600,000) (1,002,724,103) (1,200,000) (91,351,011)
18,000,000  $ 1,726,668,058  27,000,000  $ 2,215,433,096
MSCI EAFE Small-Cap
Shares sold ......................................................... 36,400,000  $ 2,842,134,997  14,200,000  $ 937,327,033
Shares redeemed ..................................................... (20,200,000) (1,663,445,722) (23,200,000) (1,540,191,879)
16,200,000  $ 1,178,689,275  (9,000,000) $ (602,864,846)

Notes to Financial Statements
( continued)
95
Notes to Financial Statements
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares MSCI EAFE ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the
European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by Swedish tax authorities.
Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.
Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding claims, Swedish tax claim receivables and related liabilities are disclosed in the
Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of July 31, 2026, is $27,197,092 or $0.04 per share.
The iShares MSCI ACWI ex U.S. ETF, iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF have filed European Union Discrimination Claims (“ECJ Claims”)
to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the
Funds, as of July 31, 2026, are $315,970 or $0.00 per share, $3,918,697 or $0.01 per share and $409,784 or $0.00 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of July 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which each of the iShares MSCI ACWI ex U.S. ETF, iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF is
able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
96
2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Currency Hedged MSCI ACWI ex U.S. ETF
  iShares Currency Hedged MSCI EAFE ETF
  iShares Currency Hedged MSCI EAFE Small-Cap ETF
  iShares MSCI ACWI ex U.S. ETF
  iShares MSCI EAFE ETF
  iShares MSCI EAFE Small-Cap ETF

Important Tax Information
(unaudited)
97
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
iShares ETF
Qualified Dividend
Income
Currency Hedged MSCI ACWI ex U.S. ............................................................................................ $ 5,465,155
Currency Hedged MSCI EAFE .................................................................................................. 159,786,153
Currency Hedged MSCI EAFE Small-Cap .......................................................................................... 4,503,481
MSCI ACWI ex U.S. .......................................................................................................... 198,512,865
MSCI EAFE ................................................................................................................ 1,982,943,323
MSCI EAFE Small-Cap ....................................................................................................... 330,310,396
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Currency Hedged MSCI ACWI ex U.S. ..........................................................................
$ 9,153,735 $ 665,590
Currency Hedged MSCI EAFE ................................................................................
241,635,180 11,661,715
Currency Hedged MSCI EAFE Small-Cap ........................................................................
6,827,447 423,614
MSCI ACWI ex U.S. ........................................................................................
247,964,290 20,109,577
MSCI EAFE ..............................................................................................
2,118,788,605 125,184,571
MSCI EAFE Small-Cap .....................................................................................
402,782,325 29,125,140
iShares ETF
Federal Obligation
Interest
Currency Hedged MSCI ACWI ex U.S. ............................................................................................ $ 15,671
Currency Hedged MSCI EAFE .................................................................................................. 181,674
Currency Hedged MSCI EAFE Small-Cap .......................................................................................... 4,798
MSCI ACWI ex U.S. .......................................................................................................... 201,791
MSCI EAFE ................................................................................................................ 520,675
MSCI EAFE Small-Cap ....................................................................................................... 117,890
iShares ETF
Dividends-Received
Deduction
Currency Hedged MSCI ACWI ex U.S. ............................................................................................ 0.09%
Currency Hedged MSCI EAFE .................................................................................................. 0.04
Currency Hedged MSCI EAFE Small-Cap .......................................................................................... 0.03
MSCI ACWI ex U.S. .......................................................................................................... 0.10
MSCI EAFE ................................................................................................................ 0.05
MSCI EAFE Small-Cap ....................................................................................................... 0.03
iShares ETF Interest Dividends
Currency Hedged MSCI ACWI ex U.S. ............................................................................................ $ 33,176
Currency Hedged MSCI EAFE .................................................................................................. 384,616
Currency Hedged MSCI EAFE Small-Cap .......................................................................................... 10,158
MSCI ACWI ex U.S. .......................................................................................................... 427,207
MSCI EAFE ................................................................................................................ 1,102,307
MSCI EAFE Small-Cap ....................................................................................................... 249,581

Important Tax Information
(unaudited) (continued)
98
2026
iShares Annual Financial Statements and Additional Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF
Interest-Related
Dividends
Currency Hedged MSCI ACWI ex U.S. ............................................................................................ $ 34,224
Currency Hedged MSCI EAFE .................................................................................................. 390,992
Currency Hedged MSCI EAFE Small-Cap .......................................................................................... 10,450
MSCI ACWI ex U.S. .......................................................................................................... 427,978
MSCI EAFE ................................................................................................................ 1,104,295
MSCI EAFE Small-Cap ....................................................................................................... 250,031

Additional Information
99
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI EAFE
ETF and iShares MSCI EAFE Small-Cap ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability

Additional Information
(continued)
100
2026
iShares Annual Financial Statements and Additional Information
factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
101
Board Review and Approval of Investment Advisory Contract
iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE Small-Cap ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
102
2026
iShares Annual Financial Statements and Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
( continued)
103
Board Review and Approval of Investment Advisory Contract
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Currency Hedged MSCI EAFE ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day

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iShares Annual Financial Statements and Additional Information
management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for

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by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI ACWI ex U.S. ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design

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iShares Annual Financial Statements and Additional Information
and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds.

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The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI EAFE ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The

Board Review and Approval of Investment Advisory Contract
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iShares Annual Financial Statements and Additional Information
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
109
Board Review and Approval of Investment Advisory Contract
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI EAFE Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the

Board Review and Approval of Investment Advisory Contract
(continued)
110
2026
iShares Annual Financial Statements and Additional Information
extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and

Board Review and Approval of Investment Advisory Contract
( continued)
111
Board Review and Approval of Investment Advisory Contract
variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
112
2026
iShares Annual Financial Statements and Additional Information
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipt
CDI CREST Depository Interest
CPO Certificate of Participation (Ordinary)
CVR Contingent Value Rights
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares China Large-Cap ETF | FXI | NYSE Arca
iShares MSCI China A ETF | CNYA | Cboe BZX Exchange

Page

iShares
®
China Large-Cap ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .1%
SF Holding Co. Ltd. , Class H ................. 840,600 $ 3,624,260
a
Automobiles  —  3 .5%
BYD Co. Ltd. , Class H ..................... 12,771,000 152,675,152
a
Banks  —  24 .6%
Agricultural Bank of China Ltd. , Class H .......... 106,532,000 85,649,542
Bank of China Ltd. , Class H .................. 233,938,000 164,108,639
Bank of Communications Co. Ltd. , Class H ....... 25,146,200 24,227,732
China CITIC Bank Corp. Ltd. , Class H ........... 30,953,000 30,520,537
China Construction Bank Corp. , Class H ......... 327,656,320 384,480,418
China Everbright Bank Co. Ltd. , Class H ......... 10,840,000 4,408,886
China Merchants Bank Co. Ltd. , Class H ......... 13,118,438 85,113,416
Industrial & Commercial Bank of China Ltd. , Class H . 279,509,995 267,375,766
Postal Savings Bank of China Co. Ltd. , Class H
(a)
... 35,465,000 22,970,428
1,068,855,364
a
Beverages  —  0 .8%
Nongfu Spring Co. Ltd. , Class H
(a)
.............. 6,224,200 34,662,596
a
Biotechnology  —  1 .6%
BeOne Medicines Ltd. , Class H
(b)
.............. 2,818,900 69,683,164
a
Broadline Retail  —  12 .6%
Alibaba Group Holding Ltd. .................. 26,700,100 406,733,112
JD.com, Inc. , Class A ...................... 8,514,650 140,065,757
546,798,869
a
Capital Markets  —  0 .8%
CITIC Securities Co. Ltd. , Class H ............. 4,672,200 16,310,107
Guotai Haitong Securities Co. Ltd. , Class H
(a)
...... 10,549,200 20,100,152
36,410,259
a
Communications Equipment  —  0 .4%
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(a)
............................ 1,396,000 16,932,940
a
Electrical Equipment  —  1 .3%
Contemporary Amperex Technology Co. Ltd. , Class H 736,700 58,320,674
a
Entertainment  —  3 .8%
NetEase, Inc. ........................... 6,280,700 167,105,631
a
Hotels, Restaurants & Leisure  —  7 .4%
Meituan , Class B
(a) (b)
....................... 18,885,420 222,970,270
Trip.com Group Ltd.
(b)
...................... 2,090,450 97,938,547
320,908,817
a
Household Durables  —  1 .2%
Haier Smart Home Co. Ltd. , Class H ............ 8,023,000 23,128,979
Midea Group Co. Ltd. , Class H
(c)
............... 2,119,800 26,857,384
49,986,363
a
Independent Power and Renewable Electricity Producers  —  0 .3%
CGN Power Co. Ltd. , Class H
(a)
............... 36,791,000 13,566,488
a
Industrial Conglomerates  —  0 .6%
CITIC Ltd. .............................. 17,166,000 27,019,742
a
Insurance  —  9 .0%
China Life Insurance Co. Ltd. , Class H .......... 25,806,000 96,074,201
China Pacific Insurance Group Co. Ltd. , Class H .... 8,933,800 34,869,258
New China Life Insurance Co. Ltd. , Class H ....... 3,382,200 20,855,767
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 30,248,000 21,028,210
Security Shares Value
a
Insurance (continued)
PICC Property & Casualty Co. Ltd. , Class H ....... 23,870,000 $ 49,817,777
Ping An Insurance Group Co. of China Ltd. , Class H . 22,399,000 167,337,785
389,982,998
a
Interactive Media & Services  —  12 .7%
Baidu, Inc. , Class A
(b)
...................... 7,403,500 102,557,715
Kuaishou Technology , Class B
(a)
............... 10,763,700 59,944,576
Tencent Holdings Ltd. ...................... 6,346,700 387,802,320
550,304,611
a
Life Sciences Tools & Services  —  0 .7%
WuXi AppTec Co. Ltd. , Class H
(a)
.............. 1,545,852 31,701,160
a
Machinery  —  0 .7%
Weichai Power Co. Ltd. , Class H .............. 6,775,000 28,327,636
a
Marine Transportation  —  0 .4%
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 8,244,600 16,585,816
a
Metals & Mining  —  3 .5%
China Hongqiao Group Ltd. .................. 11,268,000 35,456,577
CMOC Group Ltd. , Class H .................. 12,639,000 27,239,900
Zijin Mining Group Co. Ltd. , Class H ............ 20,712,000 87,942,725
150,639,202
a
Oil, Gas & Consumable Fuels  —  4 .6%
China Petroleum & Chemical Corp. , Class H ...... 77,914,600 44,031,616
China Shenhua Energy Co. Ltd. , Class H ......... 11,709,000 64,866,401
PetroChina Co. Ltd. , Class H ................. 72,004,000 91,622,150
200,520,167
a
Pharmaceuticals  —  0 .1%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class H .. 783,600 5,711,491
a
Real Estate Management & Development  —  1 .0%
China Resources Land Ltd. .................. 10,010,333 42,349,881
a
Semiconductors & Semiconductor Equipment  —  0 .1%
GigaDevice Semiconductor, Inc. , Class H
(c)
....... 73,800 4,268,588
a
Specialty Retail  —  1 .1%
Pop Mart International Group Ltd.
(a) (c)
............ 2,352,000 48,807,741
a
Technology Hardware, Storage & Peripherals  —  5 .1%
Xiaomi Corp. , Class B
(a) (b)
................... 60,234,400 221,029,109
a
Textiles, Apparel & Luxury Goods  —  1 .0%
ANTA Sports Products Ltd. .................. 4,259,600 42,870,376
a
a
Total Long-Term Investments — 99.0%
(Cost: $ 4,318,974,215 ) ............................... 4,299,649,095

Schedule of Investments
(continued)
July 31, 2026
iShares
®
China Large-Cap ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d) (e) (f)
...................... 65,106,308 $ 65,125,841
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 5,543,168 5,543,168
a
Total Short-Term Securities — 1.6%
(Cost: $ 70,663,618 ) ................................. 70,669,009
Total Investments — 100.6%
(Cost: $ 4,389,637,833 ) ............................... 4,370,318,104
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (26,504,517)
Net Assets — 100.0% ................................. $ 4,343,813,587
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 33,102,674 $ 32,046,686
(a)
$ — $ (28,729) $ 5,210 $ 65,125,841 65,106,308 $ 2,869,811
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 6,930,000 — (1,386,832)
(a)
— — 5,543,168 5,543,168 152,043 —
$ — $ (28,729) $ 5,210
$ 70,669,009
$ 3,021,854 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China H50 Index .................................................................. 1,318 08/28/26 $ 43,758 $ 1,642,324
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,642,324 $ — $ — $ — $ 1,642,324

iShares
®
China Large-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
5
Schedule of Investments
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,239,452 $ — $ — $ — $ 1,239,452
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 3,081,328 $ — $ — $ — $ 3,081,328
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 17,171,658
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ —  $ 4,299,649,095  $ —  $ 4,299,649,095
Short-Term Securities
Money Market Funds ........................................ 70,669,009  —  —  70,669,009
$ 70,669,009  $ 4,299,649,095  $ —  $ 4,370,318,104
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ —  $ 1,642,324  $ —  $ 1,642,324
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
MSCI China A ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
AECC Aviation Power Co. Ltd. , Class A .......... 80,298 $ 411,946
Kuang-Chi Technologies Co. Ltd. , Class A ........ 57,040 260,818
672,764
a
Air Freight & Logistics  —  0 .5%
SF Holding Co. Ltd. , Class A ................. 136,815 709,262
YTO Express Group Co. Ltd. , Class A ........... 94,244 263,069
972,331
a
Automobile Components  —  1 .0%
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd. , Class A .......................... 8,697 127,617
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 57,000 503,330
Huayu Automotive Systems Co. Ltd. , Class A ...... 92,000 229,528
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 18,500 252,913
Ningbo Tuopu Group Co. Ltd. , Class A .......... 45,692 315,086
Sailun Group Co. Ltd. , Class A ................ 79,800 167,304
Shenzhen Kedali Industry Co. Ltd. , Class A ....... 8,800 236,798
Wanxiang Qianchao Co. Ltd. , Class A ........... 96,000 159,330
1,991,906
a
Automobiles  —  2 .0%
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 68,400 266,004
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(a)
................................. 182,400 162,682
BYD Co. Ltd. , Class A ...................... 152,918 2,168,112
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 130,600 161,020
Chongqing Changan Automobile Co. Ltd. , Class A ... 239,438 279,101
Guangzhou Automobile Group Co. Ltd. , Class A
(a)
... 136,800 111,807
SAIC Motor Corp. Ltd. , Class A ............... 228,806 383,509
Seres Group Co. Ltd. , Class A ................ 45,600 420,731
3,952,966
a
Banks  —  11 .8%
Agricultural Bank of China Ltd. , Class A .......... 2,405,400 2,457,782
Bank of Beijing Co. Ltd. , Class A .............. 600,600 464,295
Bank of Changsha Co. Ltd. , Class A ............ 114,000 160,893
Bank of Chengdu Co. Ltd. , Class A ............. 125,677 344,323
Bank of China Ltd. , Class A .................. 1,105,800 992,281
Bank of Communications Co. Ltd. , Class A ........ 1,516,202 1,611,329
Bank of Hangzhou Co. Ltd. , Class A ............ 193,888 472,341
Bank of Jiangsu Co. Ltd. , Class A .............. 524,400 918,726
Bank of Nanjing Co. Ltd. , Class A .............. 353,480 608,812
Bank of Ningbo Co. Ltd. , Class A .............. 186,521 880,612
Bank of Shanghai Co. Ltd. , Class A ............. 387,669 542,540
Bank of Suzhou Co. Ltd. , Class A .............. 136,800 172,121
China CITIC Bank Corp. Ltd. , Class A ........... 353,400 409,272
China Construction Bank Corp. , Class A ......... 581,400 933,981
China Everbright Bank Co. Ltd. , Class A ......... 1,311,000 615,629
China Merchants Bank Co. Ltd. , Class A ......... 581,402 3,410,377
China Minsheng Banking Corp. Ltd. , Class A ...... 1,003,280 537,818
China Zheshang Bank Co. Ltd. , Class A .......... 615,600 276,236
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 262,230 262,371
CNPC Capital Co. Ltd. , Class A ............... 239,440 254,869
Huaxia Bank Co. Ltd. , Class A ................ 364,860 376,615
Industrial & Commercial Bank of China Ltd. , Class A . 1,778,400 2,103,882
Industrial Bank Co. Ltd. , Class A ............... 592,847 1,659,369
Ping An Bank Co. Ltd. , Class A ................ 536,256 923,468
Postal Savings Bank of China Co. Ltd. , Class A ..... 843,600 647,150
Shanghai Pudong Development Bank Co. Ltd. , Class A 923,420 1,300,524
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 273,600 348,016
23,685,632
a
Security Shares Value
a
Beverages  —  5 .2%
Anhui Gujing Distillery Co. Ltd. , Class A .......... 12,299 $ 172,683
Eastroc Beverage Group Co. Ltd. , Class A ........ 18,494 372,100
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 34,200 217,161
Kweichow Moutai Co. Ltd. , Class A ............. 35,498 7,100,178
Luzhou Laojiao Co. Ltd. , Class A .............. 42,600 573,122
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 34,241 644,390
Tsingtao Brewery Co. Ltd. , Class A ............. 22,800 189,082
Wuliangye Yibin Co. Ltd. , Class A .............. 109,614 1,265,343
10,534,059
a
Biotechnology  —  0 .4%
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(a)
............................. 22,877 103,776
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(a)
................................. 57,850 111,629
Imeik Technology Development Co. Ltd. , Class A ... 11,420 184,445
Remegen Co. Ltd. , Class A
(a)
................. 11,314 189,087
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 193,800 148,644
737,581
a
Broadline Retail  —  0 .1%
CCOOP Group Co. Ltd. , Class A
(a)
............. 535,800 112,597
a
Building Products  —  0 .1%
Beijing New Building Materials PLC , Class A ...... 46,400 132,520
a
Capital Markets  —  5 .7%
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 19,000 231,902
BOC International China Co. Ltd. , Class A ........ 80,200 140,437
Caitong Securities Co. Ltd. , Class A ............ 137,251 170,191
Changjiang Securities Co. Ltd. , Class A .......... 159,600 203,231
China Galaxy Securities Co. Ltd. , Class A ........ 182,400 341,009
China Great Wall Securities Co. Ltd. , Class A ...... 114,000 140,279
China International Capital Corp. Ltd. , Class A ..... 85,400 446,479
China Merchants Securities Co. Ltd. , Class A ...... 205,207 534,057
CITIC Securities Co. Ltd. , Class A .............. 342,670 1,441,364
CSC Financial Co. Ltd. , Class A ............... 126,239 481,880
Dongxing Securities Co. Ltd. , Class A ........... 84,339 172,612
East Money Information Co. Ltd. , Class A ......... 444,639 1,326,680
Everbright Securities Co. Ltd. , Class A ........... 114,400 250,653
Founder Securities Co. Ltd. , Class A ............ 228,000 239,728
GF Securities Co. Ltd. , Class A ............... 171,000 540,219
Guolian Minsheng Securities Co. Ltd. , Class A ..... 150,359 200,553
Guosen Securities Co. Ltd. , Class A ............ 171,000 261,039
Guotai Haitong Securities Co. Ltd. ............. 387,645 1,052,509
Guoyuan Securities Co. Ltd. , Class A ........... 125,444 136,337
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 23,000 800,195
Huatai Securities Co. Ltd. , Class A ............. 195,400 567,317
Industrial Securities Co. Ltd. , Class A ........... 239,408 214,179
Orient Securities Co. Ltd. , Class A ............. 213,421 290,327
SDIC Capital Co. Ltd. , Class A ................ 182,400 176,133
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 638,400 443,183
SooChow Securities Co. Ltd. , Class A ........... 122,060 146,671
Tianfeng Securities Co. Ltd. , Class A
(a)
.......... 285,000 156,662
Zheshang Securities Co. Ltd. , Class A ........... 126,227 178,621
Zhongtai Securities Co. Ltd. , Class A ............ 205,200 171,434
11,455,881
a
Chemicals  —  4 .3%
Canmax Technologies Co. Ltd. , Class A
(a)
........ 23,800 190,781
Ganfeng Lithium Group Co. Ltd. , Class A ......... 45,670 336,045
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 57,020 301,242

iShares
®
MSCI China A ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Chemicals (continued)
Hengli Petrochemical Co. Ltd. , Class A .......... 159,615 $ 394,592
Hoshine Silicon Industry Co. Ltd. , Class A ........ 22,840 113,163
Huafon Chemical Co. Ltd. , Class A ............. 148,800 241,697
Hubei Feilihua Quartz Glass Co. Ltd. , Class A
(a)
.... 11,900 128,261
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 250,800 175,845
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 193,800 337,464
Kingfa Sci & Tech Co. Ltd. , Class A ............. 73,200 167,507
LB Group Co. Ltd. , Class A .................. 68,809 166,630
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 205,800 708,143
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 148,250 598,078
Rongsheng Petrochemical Co. Ltd. , Class A ....... 273,601 500,812
Satellite Chemical Co. Ltd. , Class A ............ 91,277 341,994
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 74,778 238,649
Shanghai Putailai New Energy Technology Group Co.
Ltd. , Class A .......................... 57,014 200,925
Sinoma Science & Technology Co. Ltd. , Class A .... 43,000 274,122
Tianqi Lithium Corp. , Class A
(a)
................ 45,600 306,432
Wanhua Chemical Group Co. Ltd. , Class A ........ 91,200 1,004,629
Yunnan Energy New Material Group Co. Ltd. , Class A
(a)
24,000 186,931
Yunnan Yuntianhua Co. Ltd. , Class A ........... 45,600 201,329
Zangge Mining Co. Ltd. , Class A ............... 45,657 543,588
Zhejiang Juhua Co. Ltd. , Class A .............. 80,200 468,333
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 91,200 179,171
Zhejiang NHU Co. Ltd. , Class A ............... 79,968 355,403
8,661,766
a
Commercial Services & Supplies  —  0 .1%
Zhejiang Weiming Environment Protection Co. Ltd. ,
Class A .............................. 55,935 126,627
a
Communications Equipment  —  3 .9%
Advanced Fiber Resources Zhuhai Ltd. , Class A .... 7,900 238,294
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 96,000 167,927
EverProX Technologies Co. Ltd. , Class A ......... 8,200 169,982
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 36,000 175,423
Guangzhou Haige Communications Group, Inc. Co. ,
Class A .............................. 72,000 106,251
Hengtong Optic-electric Co. Ltd. , Class A ......... 68,400 479,363
Jiangsu Etern Co. Ltd. , Class A ............... 30,600 144,672
QuantumCTek Co. Ltd. , Class A ............... 3,128 177,923
Suzhou TFC Optical Communication Co. Ltd. , Class A 33,168 835,939
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class A .............................. 9,200 367,191
Yealink Network Technology Corp. Ltd. , Class A .... 34,277 197,288
Zhongji Innolight Co. Ltd. , Class A ............. 31,643 4,210,685
ZTE Corp. , Class A ....................... 109,800 549,483
7,820,421
a
Construction & Engineering  —  1 .3%
China Energy Engineering Corp. Ltd. , Class A ..... 990,400 381,313
China National Chemical Engineering Co. Ltd. , Class A 182,610 211,879
China Railway Group Ltd. , Class A ............. 548,200 373,901
China State Construction Engineering Corp. Ltd. , Class
A .................................. 1,151,400 801,591
Metallurgical Corp. of China Ltd. , Class A
(a)
....... 513,000 206,468
Power Construction Corp. of China Ltd. , Class A .... 501,600 363,029
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 182,400 243,600
2,581,781
a
Security Shares Value
a
Construction Materials  —  0 .5%
Anhui Conch Cement Co. Ltd. , Class A .......... 114,000 $ 313,279
China Jushi Co. Ltd. , Class A ................. 114,050 637,053
950,332
a
Consumer Staples Distribution & Retail  —  0 .1%
Yonghui Superstores Co. Ltd. , Class A
(a)
......... 262,200 127,364
a
Distributors  —  0 .1%
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 156,600 296,963
a
Electrical Equipment  —  7 .3%
China XD Electric Co. Ltd. , Class A ............. 148,200 292,773
CNGR Advanced Material Co. Ltd. , Class A ....... 22,860 137,688
Contemporary Amperex Technology Co. Ltd. , Class A 125,167 7,332,554
Dajin Heavy Industry Co. Ltd. , Class A ........... 22,800 133,161
Dongfang Electric Corp. Ltd. , Class A ........... 68,490 254,746
Eve Energy Co. Ltd. , Class A ................. 57,082 458,683
GEM Co. Ltd. , Class A ..................... 148,296 146,980
Goldwind Science & Technology Co. Ltd. , Class A ... 91,251 247,859
Gotion High-tech Co. Ltd. , Class A ............. 45,600 192,679
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 23,800 223,251
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 91,200 383,680
JL Mag Rare-Earth Co. Ltd. , Class A ............ 29,400 111,303
NARI Technology Co. Ltd. , Class A ............. 228,688 823,700
Ningbo Deye Technology Corp. , Class A ......... 34,544 418,737
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 27,960 170,273
Ningbo Sanxing Medical Electric Co. Ltd. , Class A ... 34,200 83,947
Shanghai Electric Group Co. Ltd. , Class A ........ 364,850 372,637
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 17,000 268,440
Sichuan Huafeng Technology Co. Ltd. , Class A
(a)
.... 14,655 298,083
Sungrow Power Supply Co. Ltd. , Class A ......... 57,093 877,351
Sunwoda Electronic Co. Ltd. , Class A ........... 57,299 161,618
TBEA Co. Ltd. , Class A ..................... 136,820 424,274
Wolong Electric Group Co. Ltd. , Class A ......... 45,600 214,025
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 57,000 212,876
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 57,012 337,135
14,578,453
a
Electronic Equipment, Instruments & Components  —  10 .0%
Accelink Technologies Co. Ltd. , Class A
(a)
........ 22,800 544,787
Avary Holding Shenzhen Co. Ltd. , Class A ........ 56,900 686,367
BOE Technology Group Co. Ltd. , Class A ......... 1,014,628 825,417
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 57,529 941,758
Delton Technology Guangzhou, Inc. , Class A ...... 11,900 250,209
Eoptolink Technology, Inc. Ltd. , Class A .......... 39,312 2,303,098
Founder Technology Group Corp. , Class A
(a)
....... 85,800 116,387
Foxconn Industrial Internet Co. Ltd. , Class A ....... 296,406 2,486,625
GoerTek, Inc. , Class A ..................... 92,004 315,101
Hgtech Co. Ltd. , Class A .................... 29,200 410,670
Lens Technology Co. Ltd. , Class A ............. 137,200 639,340
Lingyi iTech Guangdong Co. , Class A ........... 205,200 375,506
Luxshare Precision Industry Co. Ltd. , Class A ...... 205,468 1,749,688
Maxscend Microelectronics Co. Ltd. , Class A
(a)
..... 12,456 124,959
Raytron Technology Co. Ltd. , Class A ........... 14,759 308,636
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 13,389 207,698
Shannon Semiconductor Technology Co. Ltd. , Class A 12,000 257,949
Shengyi Electronics Co. Ltd. , Class A ........... 21,964 306,956
Shengyi Technology Co. Ltd. , Class A ........... 68,482 1,070,046
Shennan Circuits Co. Ltd. , Class A ............. 20,147 918,294
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 34,200 139,605
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 28,800 309,714

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI China A ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Shenzhen Sunway Communication Co. Ltd. , Class A . 27,400 $ 232,586
SUPCON Technology Co. Ltd. , Class A .......... 22,828 314,173
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 52,200 1,323,742
TCL Technology Group Corp. , Class A ........... 592,881 414,845
Unisplendour Corp. Ltd. , Class A .............. 68,891 354,942
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 48,600 157,628
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 24,700 696,524
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 117,604 219,110
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 57,020 875,112
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 91,200 225,469
20,102,941
a
Energy Equipment & Services  —  0 .3%
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 29,285 583,822
a
Entertainment  —  0 .6%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 57,293 168,413
Beijing Enlight Media Co. Ltd. , Class A .......... 79,800 140,698
Giant Network Group Co. Ltd. , Class A .......... 57,000 247,588
Kingnet Network Co. Ltd. , Class A ............. 57,000 144,884
Mango Excellent Media Co. Ltd. , Class A ......... 57,080 138,295
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 204,600 410,104
1,249,982
a
Food Products  —  1 .9%
Angel Yeast Co. Ltd. , Class A ................. 26,696 165,778
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 125,819 715,151
Guangdong Haid Group Co. Ltd. , Class A ........ 46,099 337,757
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 91,278 351,211
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 182,444 731,499
Muyuan Foods Group Co. Ltd. , Class A .......... 148,259 862,005
New Hope Liuhe Co. Ltd. , Class A
(a)
............ 148,200 153,570
Wens Foodstuff Group Co. Ltd. , Class A ......... 193,846 404,489
3,721,460
a
Gas Utilities  —  0 .1%
ENN Natural Gas Co. Ltd. , Class A ............. 79,800 210,319
a
Ground Transportation  —  0 .2%
Daqin Railway Co. Ltd. , Class A ............... 604,200 444,709
a
Health Care Equipment & Supplies  —  0 .8%
APT Medical, Inc. , Class A ................... 4,383 147,605
Shanghai United Imaging Healthcare Co. Ltd. , Class A 23,772 406,738
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 34,238 805,472
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 22,800 161,699
1,521,514
a
Health Care Providers & Services  —  0 .4%
Aier Eye Hospital Group Co. Ltd. , Class A ........ 239,481 321,901
Huadong Medicine Co. Ltd. , Class A ............ 45,625 196,808
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 80,209 200,318
719,027
a
Household Durables  —  1 .3%
Ecovacs Robotics Co. Ltd. , Class A ............. 11,400 102,472
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 72,300 452,873
Haier Smart Home Co. Ltd. , Class A ............ 171,000 586,603
Midea Group Co. Ltd. , Class A ................ 102,600 1,330,715
Security Shares Value
a
Household Durables (continued)
Sichuan Changhong Electric Co. Ltd. , Class A ..... 136,800 $ 140,506
2,613,169
a
Independent Power and Renewable Electricity Producers  —  3 .4%
China National Nuclear Power Co. Ltd. , Class A .... 570,047 764,463
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 763,800 441,172
China Yangtze Power Co. Ltd. , Class A .......... 684,088 2,947,096
Datang International Power Generation Co. Ltd. , Class
A .................................. 285,000 249,470
GD Power Development Co. Ltd. , Class A ........ 524,400 394,622
Huadian Power International Corp. Ltd. , Class A .... 296,400 211,153
Huaneng Power International, Inc. , Class A ....... 241,000 256,527
SDIC Power Holdings Co. Ltd. , Class A .......... 205,200 463,432
Shanghai Electric Power Co. Ltd. , Class A ........ 84,600 181,244
Shenergy Co. Ltd. , Class A .................. 148,200 187,507
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 125,600 294,076
Wintime Energy Group Co. Ltd. , Class A
(a)
........ 649,800 151,833
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 273,600 205,390
6,747,985
a
Insurance  —  2 .2%
China Life Insurance Co. Ltd. , Class A ........... 57,000 333,091
China Pacific Insurance Group Co. Ltd. , Class A .... 193,816 926,696
New China Life Insurance Co. Ltd. , Class A ....... 57,000 531,954
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 274,900 299,620
Ping An Insurance Group Co. of China Ltd. , Class A . 296,423 2,406,092
4,497,453
a
Interactive Media & Services  —  0 .1%
Kunlun Tech Co. Ltd. , Class A
(a)
............... 34,200 218,217
a
IT Services  —  0 .3%
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 29,550 167,891
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 45,680 427,346
595,237
a
Life Sciences Tools & Services  —  0 .8%
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 11,404 84,438
Pharmaron Beijing Co. Ltd. , Class A ............ 34,250 186,391
WuXi AppTec Co. Ltd. , Class A ................ 68,448 1,300,827
1,571,656
a
Machinery  —  3 .2%
China CSSC Holdings Ltd. , Class A ............ 205,200 1,068,893
CRRC Corp. Ltd. , Class A ................... 718,290 655,201
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 39,724 638,246
RoboTechnik Intelligent Technology Co. Ltd. , Class A . 5,500 338,056
Sany Heavy Industry Co. Ltd. , Class A ........... 239,450 728,690
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 34,410 266,175
Shenzhen Envicool Technology Co. Ltd. , Class A ... 34,760 243,815
Shenzhen Inovance Technology Co. Ltd. , Class A ... 39,661 376,286
Weichai Power Co. Ltd. , Class A ............... 182,400 754,914
XCMG Construction Machinery Co. Ltd. , Class A .... 320,600 425,313
Yutong Bus Co. Ltd. , Class A ................. 57,200 272,766
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 57,100 317,108
Zhuzhou CRRC Times Electric Co. Ltd. , Class A .... 22,869 159,896
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 205,250 230,989
6,476,348
a

iShares
®
MSCI China A ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Marine Transportation  —  0 .4%
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 342,050 $ 790,809
a
Media  —  0 .3%
Bluefocus Intelligent Communications Group Co. Ltd. ,
Class A .............................. 96,600 205,200
Focus Media Information Technology Co. Ltd. , Class A 377,060 313,867
Leo Group Co. Ltd. , Class A ................. 192,000 131,730
650,797
a
Metals & Mining  —  6 .7%
Aluminum Corp. of China Ltd. , Class A .......... 366,816 521,320
Baiyin Nonferrous Group Co. Ltd. , Class A
(a)
....... 193,200 142,475
Baoshan Iron & Steel Co. Ltd. , Class A .......... 615,670 558,806
Chengtun Mining Group Co. Ltd. , Class A ........ 84,000 132,104
Chifeng Jilong Gold Mining Group Ltd. , Class A ..... 48,600 286,029
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 102,600 603,850
China Rare Earth Resources And Technology Co. Ltd. ,
Class A .............................. 34,200 242,338
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 65,400 479,110
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 79,800 176,822
CMOC Group Ltd. , Class A .................. 491,200 1,418,045
Dazhong Mining Co. Ltd. , Class A .............. 48,100 184,246
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 79,800 335,511
Guocheng Mining Co. Ltd. , Class A ............. 24,300 100,211
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 57,000 220,228
Hunan Valin Steel Co. Ltd. , Class A ............. 196,940 114,760
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A
(a)
1,276,800 421,731
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 45,600 215,424
Jiangxi Copper Co. Ltd. , Class A .............. 57,400 368,973
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 80,800 250,583
Shandong Gold Mining Co. Ltd. , Class A ......... 102,628 429,610
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 84,100 258,448
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 319,200 223,352
Shanjin International Gold Co. Ltd. , Class A ....... 79,820 276,208
Sinomine Resource Group Co. Ltd. , Class A ....... 24,000 167,056
Tianshan Aluminum Group Co. Ltd. , Class A ....... 117,500 229,964
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 377,000 347,867
Western Mining Co. Ltd. , Class A .............. 68,400 389,059
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 22,899 178,670
Xiamen Tungsten Co. Ltd. , Class A ............. 46,068 320,345
Yunnan Aluminium Co. Ltd. , Class A ............ 91,400 361,022
Yunnan Tin Co. Ltd. , Class A ................. 48,000 241,932
Zhongjin Gold Corp. Ltd. , Class A .............. 136,800 467,250
Zijin Mining Group Co. Ltd. , Class A ............ 581,475 2,842,917
13,506,266
a
Oil, Gas & Consumable Fuels  —  2 .9%
China Merchants Energy Shipping Co. Ltd. , Class A . 221,600 551,009
China Petroleum & Chemical Corp. , Class A ....... 820,843 640,727
China Shenhua Energy Co. Ltd. , Class A ......... 159,699 1,079,296
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 114,049 284,935
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 79,800 318,732
PetroChina Co. Ltd. , Class A ................. 695,400 1,144,040
Shaanxi Coal Industry Co. Ltd. , Class A .......... 273,601 1,003,494
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 159,660 153,704
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 91,740 205,161
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Yankuang Energy Group Co. Ltd. , Class A ........ 148,285 $ 443,343
5,824,441
a
Paper & Forest Products  —  0 .1%
Shandong Sun Paper Industry JSC Ltd. , Class A .... 80,600 173,788
a
Passenger Airlines  —  0 .6%
Air China Ltd. , Class A
(a)
.................... 285,000 263,964
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 502,400 278,155
China Southern Airlines Co. Ltd. , Class A
(a)
........ 330,624 257,037
Hainan Airlines Holding Co. Ltd. , Class A
(a)
........ 1,128,600 228,950
Spring Airlines Co. Ltd. , Class A ............... 22,800 158,878
1,186,984
a
Pharmaceuticals  —  2 .2%
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 34,775 135,547
Changchun High-Tech Industry Group Co. Ltd. , Class A 13,140 157,658
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 46,120 176,402
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 34,240 192,746
Haisco Pharmaceutical Group Co. Ltd. , Class A .... 22,800 210,700
Hebei Changshan Biochemical Pharmaceutical Co.
Ltd. , Class A
(a)
......................... 24,000 88,583
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 182,482 1,460,625
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 15,200 250,376
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 57,063 196,226
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 34,200 168,633
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(a)
.. 7,875 347,510
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 46,000 296,448
Yunnan Baiyao Group Co. Ltd. , Class A .......... 45,660 357,565
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 17,699 365,489
4,404,508
a
Real Estate Management & Development  —  0 .5%
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 262,200 269,989
China Vanke Co. Ltd. , Class A
(a)
............... 273,600 135,407
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 342,000 148,384
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 342,031 267,429
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 47,200 224,544
1,045,753
a
Semiconductors & Semiconductor Equipment  —  11 .9%
ACM Research Shanghai, Inc. , Class A .......... 8,823 353,938
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 27,203 1,383,072
Amlogic Shanghai Co. Ltd. , Class A ............ 11,750 169,384
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 6,074 213,003
Biwin Storage Technology Co. Ltd. , Class A ....... 13,310 443,407
Cambricon Technologies Corp. Ltd. , Class A ....... 18,171 2,970,492
China Resources Microelectronics Ltd. , Class A .... 36,312 291,385
CSI Solar Co. Ltd. , Class A .................. 114,000 177,146
Dosilicon Co. Ltd. , Class A
(a)
................. 13,200 198,863
GigaDevice Semiconductor, Inc. , Class A ......... 19,557 1,092,043
Guobo Electronics Co. Ltd. , Class A ............ 12,600 134,879
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 18,000 690,624
Hangzhou First Applied Material Co. Ltd. , Class A ... 78,054 169,404
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 34,200 142,711
Henan Shijia Photons Technology Co. Ltd. , Class A .. 14,369 191,544
Hua Hong Grace Semiconductor Ltd. , Class A
(a)
.... 10,980 385,665
Hwatsing Technology Co. Ltd. , Class A .......... 13,997 532,214

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI China A ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Hygon Information Technology Co. Ltd. , Class A .... 64,200 $ 2,632,318
Ingenic Semiconductor Co. Ltd. , Class A ......... 14,000 261,944
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 91,280 101,465
JCET Group Co. Ltd. , Class A ................ 45,600 442,327
Jinko Solar Co. Ltd. , Class A
(a)
................ 296,400 190,146
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 216,646 416,489
Loongson Technology Corp. Ltd. , Class A
(a)
....... 11,186 176,081
Montage Technology Co. Ltd. , Class A ........... 33,223 1,006,303
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 91,200 316,655
NAURA Technology Group Co. Ltd. , Class A ....... 20,830 2,114,646
Nexchip Semiconductor Corp. , Class A
(a)
......... 56,372 309,564
OmniVision Integrated Circuits Group, Inc. , Class A .. 34,255 449,043
Piotech, Inc. , Class A ...................... 7,976 784,027
Rockchip Electronics Co. Ltd. , Class A .......... 12,000 334,112
Sanan Optoelectronics Co. Ltd. , Class A
(a)
........ 136,800 247,952
SG Micro Corp. , Class A .................... 18,253 258,217
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 6,800 389,076
Skyverse Technology Co. Ltd. , Class A
(a)
......... 9,899 507,054
Suzhou Centec Communications Co. Ltd. , Class A
(a)
. 7,331 369,113
Suzhou Everbright Photonics Co. Ltd. , Class A
(a)
.... 4,983 166,898
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 8,500 187,081
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 91,223 118,967
Tianshui Huatian Technology Co. Ltd. , Class A ..... 68,400 156,686
TongFu Microelectronics Co. Ltd. , Class A ........ 45,600 382,944
Tongwei Co. Ltd. , Class A
(a)
.................. 125,493 216,999
Trina Solar Co. Ltd. , Class A
(a)
................ 45,600 91,698
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 22,879 219,999
United Nova Technology Co. Ltd. , Class A
(a)
....... 179,891 207,058
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 16,558 471,144
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 45,662 122,402
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 3,519 566,785
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 34,201 194,864
23,949,831
a
Software  —  1 .3%
360 Security Technology, Inc. , Class A ........... 193,800 268,092
Beijing Kingsoft Office Software, Inc. , Class A ...... 14,951 598,755
China National Software & Service Co. Ltd. , Class A
(a)
22,820 111,319
Empyrean Technology Co. Ltd. , Class A .......... 11,800 152,369
Geovis Technology Co. Ltd. , Class A ............ 24,000 118,821
Hundsun Technologies, Inc. , Class A ............ 46,332 157,258
Iflytek Co. Ltd. , Class A ..................... 68,450 427,260
Sangfor Technologies, Inc. , Class A ............ 12,000 214,596
Shanghai Baosight Software Co. Ltd. , Class A ..... 57,005 156,971
Shanghai Stonehill Technology Co. Ltd. , Class A .... 156,600 156,752
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 102,849 169,235
2,531,428
a
Specialty Retail  —  0 .2%
China Tourism Group Duty Free Corp. Ltd. , Class A .. 57,041 490,640
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  1 .3%
Anker Innovations Technology Co. Ltd. , Class A .... 16,610 $ 300,164
China Greatwall Technology Group Co. Ltd. , Class A
(a)
91,200 185,343
Huaqin Co. Ltd. , Class A .................... 33,040 397,190
IEIT Systems Co. Ltd. , Class A ................ 45,660 483,540
Sharetronic Data Technology Co. Ltd. , Class A ..... 13,960 444,915
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 11,700 600,847
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 28,237 268,815
2,680,814
a
Transportation Infrastructure  —  0 .7%
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 1,368,000 1,039,163
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 148,200 221,867
Shanghai International Airport Co. Ltd. , Class A ..... 34,222 125,063
1,386,093
a
Wireless Telecommunication Services  —  0 .3%
China United Network Communications Ltd. , Class A . 866,400 571,874
a
a
Total Common Stocks — 99.7%
(Cost: $ 112,487,511 ) ................................ 199,859,809
a
Rights
Pharmaceuticals  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(a) (b)
........... 26,458 —
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
Total Long-Term Investments — 99.7%
(Cost: $ 112,487,511 ) ................................ 199,859,809
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 88,845 88,845
a
Total Short-Term Securities — 0.0%
(Cost: $ 88,845 ) .................................... 88,845
Total Investments — 99.7%
(Cost: $ 112,576,356 ) ................................ 199,948,654
Other Assets Less Liabilities — 0 .3% ..................... 526,057
Net Assets — 100.0% ................................. $ 200,474,711
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

iShares
®
MSCI China A ETF
Schedule of Investments
(continued)
July 31, 2026
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... $ 670,000 $ — $ (581,155)
(a)
$ — $ — $ 88,845 88,845 $ 71,263 $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ................................................................. 44 08/28/26 $ 651 $ (6,783)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 6,783 $ — $ — $ — $ 6,783
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 29,479 $ — $ — $ — $ 29,479
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 5,514 $ — $ — $ — $ 5,514
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 615,943
a

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI China A ETF
12
2026
iShares Annual Financial Statements and Additional Information
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 24,557,273  $ 175,302,536  $ —  $ 199,859,809
Rights ................................................. —  —  —  —
Short-Term Securities
Money Market Funds ....................................... 88,845  —  —  88,845
$ 24,646,118  $ 175,302,536  $ —  $ 199,948,654
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ —  $ (6,783) $ —  $ (6,783)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Statements of Assets and Liabilities
Statements of Assets and Liabilities
July 31, 2026
See notes to financial statements.
iShares
China Large-Cap
ETF
iShares
MSCI China A ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 4,299,649,095  $ 199,859,809
Investments, at value — affiliated
(c)
....................................................................... 70,669,009  88,845
Cash ........................................................................................... 810,713  1,000
Cash pledged:
Futures contracts ................................................................................. 2,929,000  38,000
Foreign currency, at value
(d)
............................................................................ 13,496,445  518,981
Receivables:
Securities lending income — affiliated ................................................................... 705,020  —
Dividends — unaffiliated ............................................................................ 29,385,536  —
Dividends — affiliated .............................................................................. 10,629  4,087
Due from broker .................................................................................. —  110,808
Variation margin on futures contracts .................................................................... 39,780  —
Total assets ......................................................................................
4,417,695,227  200,621,530
LIABILITIES
Collateral on securities loaned .......................................................................... 65,033,259  —
Payables:
Investments purchased ............................................................................. 6,106,314  —
Investment advisory fees ............................................................................ 2,742,067  113,435
Variation margin on futures contracts .................................................................... —  33,384
Total liabilities .....................................................................................
73,881,640  146,819
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 4,343,813,587  $ 200,474,711
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 8,802,964,319  $ 253,539,090
Accumulated loss .................................................................................. (4,459,150,732) (53,064,379)
NET ASSETS .....................................................................................
$ 4,343,813,587  $ 200,474,711
NET ASSET VALUE
Shares outstanding ................................................................................. 119,250,000  5,700,000
Net asset value .................................................................................... $ 36.43  $ 35.17
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 49,646,167  $ —
(b)
Investments, at cost — unaffiliated ..................................................................... $ 4,318,974,215  $ 112,487,511
(c)
Investments, at cost — affiliated ....................................................................... $ 70,663,618  $ 88,845
(d)
  Foreign currency, at cost ............................................................................ $ 13,499,001  $ 517,104

14
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2026
See notes to financial statements.
iShares
China Large-Cap
ETF
iShares
MSCI China A ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 160,971,730  $ 4,789,583
Dividends — affiliated .............................................................................. 152,043  71,263
Interest — unaffiliated .............................................................................. 49,895  1,310
Securities lending income — affiliated — net ............................................................... 2,869,811  —
Foreign taxes withheld ............................................................................. (12,817,090) (478,815)
Total investment income ..............................................................................
151,226,389  4,383,341
EXPENSES
Investment advisory ............................................................................... 45,297,269  1,348,170
Commitment costs ................................................................................ —  2,170
Interest expense ................................................................................. 355  2,924
Total expenses .................................................................................... 45,297,624  1,353,264
Net investment income ...............................................................................
105,928,765  3,030,077
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (44,521,184) 11,816,305
Investments — affiliated ........................................................................... (28,729) —
Foreign currency transactions ....................................................................... 135,352  (82,341)
Futures contracts ............................................................................... 1,239,452  29,479
In-kind redemptions — unaffiliated
(a)
................................................................... 155,787,560  —
112,612,451  11,763,443
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (372,053,316) 23,225,974
Investments — affiliated ........................................................................... 5,210  —
Foreign currency translations ....................................................................... (2,035) 3,422
Futures contracts ............................................................................... 3,081,328  5,514
(368,968,813) 23,234,910
Net realized and unrealized gain (loss) ....................................................................
(256,356,362) 34,998,353
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................................
$ (150,427,597) $ 38,028,430
(a)
See Note 2 of the Notes to Financial Statements.

15
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
China Large-Cap ETF
iShares
MSCI China A ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 105,928,765  $ 123,609,173  $ 3,030,077  $ 4,031,979
Net realized gain (loss) ......................................... 112,612,451  340,721,253  11,763,443  (1,126,444)
Net change in unrealized appreciation (depreciation) ..................... (368,968,813) 1,034,753,965  23,234,910  36,131,673
Net increase (decrease) in net assets resulting from operations ................
(150,427,597) 1,499,084,391  38,028,430  39,037,208
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(108,393,446) (191,855,178) (4,009,266) (6,847,580)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(1,722,882,925) 768,896,613  (31,635,859) (103,037,240)
NET ASSETS
Total increase (decrease) in net assets ................................ (1,981,703,968) 2,076,125,826  2,383,305  (70,847,612)
Beginning of year ...............................................
6,325,517,555  4,249,391,729  198,091,406  268,939,018
End of year ...................................................
$ 4,343,813,587  $ 6,325,517,555  $ 200,474,711  $ 198,091,406
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

16
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares China Large-Cap ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .........................
$ 37.42  $ 25.75  $ 30.39  $ 30.37  $ 40.36
Net investment income
(a)
............................... 0 .65  0 .60  0 .67  0 .62  0 .75
Net realized and unrealized gain (loss)
(b)
.....................
( 0 .96 ) 12.03  ( 4 .62 ) 0 .15  (10.16)
Net increase (decrease) from investment operations ..............
( 0 .31 ) 12.63  ( 3 .95 ) 0 .77  ( 9 .41 )
Distributions from net investment income
(c)
..................... ( 0 .68 ) ( 0 .96 ) ( 0 .69 ) ( 0 .75 ) ( 0 .58 )
Net asset value, end of year .............................
$ 36.43  $ 37.42  $ 25.75  $ 30.39  $ 30.37
Total Return
(d)
– – – – –
Based on net asset value ................................
( 0 .85 ) % 49.48% (12.73) % 2 .71% (23.54) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .74% 0 .73% 0 .74% 0 .74% 0 .74%
Net investment income ..................................
1 .72% 1 .83% 2 .63% 2 .19% 2 .12%
Supplemental Data
Net assets, end of year (000) ..............................
$ 4,343,814  $ 6,325,518  $ 4,249,392  $ 5,692,791  $ 5,293,695
Portfolio turnover rate
(f)
..................................
18% 26% 18% 23% 29%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

17
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI China A ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .........................
$ 29.79  $ 25.61  $ 31.18  $ 35.39  $ 41.70
Net investment income
(a)
............................... 0 .47  0 .44  0 .61  0 .54  0 .46
Net realized and unrealized gain (loss)
(b)
.....................
5 .56  4 .48  ( 5 .07 ) ( 3 .92 ) ( 6 .29 )
Net increase (decrease) from investment operations ..............
6 .03  4 .92  ( 4 .46 ) ( 3 .38 ) ( 5 .83 )
Distributions from net investment income
(c)
..................... ( 0 .65 ) ( 0 .74 ) ( 1 .11 ) ( 0 .83 ) ( 0 .48 )
Net asset value, end of year .............................
$ 35.17  $ 29.79  $ 25.61  $ 31.18  $ 35.39
Total Return
(d)
– – – – –
Based on net asset value ................................
20.34% 19.34% (14.19) % ( 9 .55 ) % (14.18) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .60% 0 .60% 0 .60% 0 .60% 0 .60%
Total expenses after fees waived ...........................
0 .60% 0 .60% 0 .44% 0 .24% 0 .24%
Net investment income ..................................
1 .35% 1 .58% 2 .28% 1 .70% 1 .15%
Supplemental Data
Net assets, end of year (000) ..............................
$ 200,475  $ 198,091  $ 268,939  $ 328,988  $ 550,305
Portfolio turnover rate
(f)
..................................
67% 48% 73% 26% 64%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
18
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
China Large-Cap ............................................................................................................ Non-diversified
MSCI China A .............................................................................................................. Diversified

Notes to Financial Statements
( continued)
19
Notes to Financial Statements
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
20
2026
iShares Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
China Large-Cap
BNP Paribas SA ................................................. $ 161,862 $ (161,862) $ — $ —
BofA Securities, Inc. .............................................. 746,135 (740,494) — 5,641
Goldman Sachs & Co. LLC ......................................... 2,725,965 (2,725,965) — —
Morgan Stanley ................................................. 44,752,005 (44,752,005) — —
SG Americas Securities LLC ........................................ 323,904 (323,904) — —
State Street Bank & Trust Co. ........................................ 936,296 (936,296) — —
$ 49,646,167 $ (49,640,526)
$ —
$ 5,641
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)
21
Notes to Financial Statements
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.60%, accrued daily and paid monthly by the
Fund, based on the average daily net assets of the Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares China Large-Cap ETF. Prior to March 16, 2026, ETF
Services were performed by State Street Bank and Trust Company for the iShares MSCI China A ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Average Daily Net Assets Investment Advisory Fees
First $6 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.74%
In excess of $6 billion but not exceeding $9 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.67
In excess of $9 billion but not exceeding $12 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60
In excess of $12 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54

Notes to Financial Statements
(continued)
22
2026
iShares Annual Financial Statements and Additional Information
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Amounts
China Large-Cap ............................................................................................................ $ 674,040
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
China Large-Cap ........................................................................
$ 44,964,076 $ 89,593,102 $ (4,644,379)
iShares ETF Purchases Sales
China Large-Cap ........................................................................................ $ 1,089,801,718 $ 1,058,203,217
MSCI China A .......................................................................................... 147,799,448 180,126,703
iShares ETF In-kind Purchases In-kind Sales
China Large-Cap .......................................................................................... $ — $ 1,753,465,198
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
China Large-Cap .......................................................................................... $ 149,792,784 $ (149,792,784)

Notes to Financial Statements
( continued)
23
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended July 31, 2026, the iShares MSCI China A ETF utilized $7,244,401 of its capital loss carryforwards.
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares MSCI China A ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”)
with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit
Agreement.
During the year ended July 31, 2026, the iShares MSCI China A ETF did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The iShares MSCI China A ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock
Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
China Large-Cap
Ordinary income ........................................................................................... $ 108,393,446 $ 191,855,178
MSCI China A
Ordinary income ........................................................................................... $ 4,009,266 $ 6,847,580
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
China Large-Cap ......................................................
$ 34,538,940 $ (4,441,285,443) $ (52,404,229) $ (4,459,150,732)
MSCI China A ........................................................
1,168,416 (132,206,696) 77,973,901 (53,064,379)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
China Large-Cap ................................................. $ 4,422,717,118  $ 578,926,327  $ (631,325,341) $ (52,399,014)
MSCI China A ................................................... 121,969,847  90,326,824  (12,354,800) 77,972,024

Notes to Financial Statements
(continued)
24
2026
iShares Annual Financial Statements and Additional Information
subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Notes to Financial Statements
( continued)
25
Notes to Financial Statements
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
China Large-Cap
Shares sold ......................................................... 1,800,000  $ 70,042,689  186,450,000  $ 6,432,867,498
Shares redeemed ..................................................... (51,600,000) (1,792,925,614) (182,400,000) (5,663,970,885)
(49,800,000) $ (1,722,882,925) 4,050,000  $ 768,896,613
MSCI China A
Shares sold ......................................................... 3,500,000  $ 121,701,080  3,400,000  $ 103,922,089
Shares redeemed ..................................................... (4,450,000) (153,336,939) (7,250,000) (206,959,329)
(950,000) $ (31,635,859) (3,850,000) $ (103,037,240)

Report of Independent Registered Public Accounting Firm
26
2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares China Large-Cap ETF
iShares MSCI China A ETF

Important Tax Information
(unaudited)
27
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF
Qualified Dividend
Income
China Large-Cap ............................................................................................................ $ 27,907,727
MSCI China A .............................................................................................................. 4,513,160
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
China Large-Cap ..........................................................................................
$ 160,955,656 $ 12,509,681
MSCI China A ............................................................................................
4,787,904 481,396
iShares ETF
Federal Obligation
Interest
China Large-Cap ............................................................................................................ $ 71,688
MSCI China A .............................................................................................................. 33,600
iShares ETF Interest Dividends
China Large-Cap ............................................................................................................ $ 151,769
MSCI China A .............................................................................................................. 71,134
iShares ETF
Interest-Related
Dividends
China Large-Cap ............................................................................................................ $ 152,043
MSCI China A .............................................................................................................. 71,262

Additional Information
28
2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares China Large-
Cap ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares China Large-Cap ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors

Additional Information
(continued)
29
Additional Information
under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund's Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
30
2026
iShares Annual Financial Statements and Additional Information
iShares China Large-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
31
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
32
2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI China A ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for

Board Review and Approval of Investment Advisory Contract
( continued)
33
Board Review and Approval of Investment Advisory Contract
the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for

Board Review and Approval of Investment Advisory Contract
(continued)
34
2026
iShares Annual Financial Statements and Additional Information
by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
35
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
JSC Joint Stock Company

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited or MSCI, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Global Equity Factor ETF | GLOF | NYSE Arca
iShares International Equity Factor ETF | INTF | NYSE Arca
iShares International Small-Cap Equity Factor ETF | ISCF | NYSE Arca
iShares MSCI EAFE Growth ETF | EFG | Cboe BZX Exchange
iShares MSCI EAFE Min Vol Factor ETF | EFAV | Cboe BZX Exchange
iShares MSCI EAFE Value ETF | EFV | Cboe BZX Exchange

Page
2

iShares
®
Global Equity Factor ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .5%
Aurizon Holdings Ltd. ...................... 67,977 $ 199,904
Bendigo & Adelaide Bank Ltd. ................ 6,620 53,221
BHP Group Ltd. .......................... 12,914 544,332
BlueScope Steel Ltd. ...................... 2,093 48,006
Brambles Ltd. ........................... 15,301 210,047
Commonwealth Bank of Australia .............. 1,486 185,757
Fortescue Ltd. ........................... 26,260 340,756
JB Hi-Fi Ltd. ............................ 4,324 248,747
Origin Energy Ltd. ........................ 30,382 229,215
Rio Tinto Ltd. ........................... 7,982 951,308
Stockland .............................. 66,106 197,880
Telstra Group Ltd. ........................ 10,152 35,840
Woolworths Group Ltd. ..................... 2,748 76,685
3,321,698
a
Austria  —  0 .3%
BAWAG Group AG
(a)
....................... 316 64,083
Raiffeisen Bank International AG .............. 5,189 356,269
Strabag SE , Bearer ....................... 683 65,922
Verbund AG
(b)
........................... 657 45,096
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 300 24,585
555,955
a
Belgium  —  0 .2%
Ageas SA/N.V. .......................... 5,458 451,688
a
Brazil  —  0 .5%
BB Seguridade Participacoes SA .............. 6,418 52,239
CPFL Energia SA ......................... 7,405 67,401
Embraer SA ............................ 17,961 307,869
NU Holdings Ltd. , Class A
(c)
.................. 16,337 234,109
Petroleo Brasileiro SA - Petrobras .............. 21,261 205,683
TIM SA ............................... 32,916 126,167
993,468
a
Canada  —  2 .2%
ARC Resources Ltd. ....................... 1,322 31,620
AtkinsRealis Group, Inc. .................... 864 53,553
Celestica, Inc.
(c)
.......................... 874 289,205
CGI, Inc. .............................. 355 25,985
Element Fleet Management Corp. ............. 4,736 106,284
Fairfax Financial Holdings Ltd. ................ 95 159,089
George Weston Ltd. ....................... 5,406 404,028
Hydro One Ltd.
(a)
......................... 12,507 521,032
Imperial Oil Ltd. .......................... 3,370 436,921
Kinross Gold Corp. ........................ 4,601 106,077
Loblaw Companies Ltd. .................... 17,580 825,295
Lundin Gold, Inc. ......................... 4,097 229,392
Magna International, Inc. .................... 2,356 161,576
Manulife Financial Corp. .................... 13,390 594,687
Nutrien Ltd. ............................. 4,218 291,139
Royal Bank of Canada ..................... 226 47,302
Suncor Energy, Inc. ....................... 980 65,811
Thomson Reuters Corp. .................... 3,263 320,097
4,669,093
a
Chile  —  0 .0%
Enel Chile SA ........................... 1,099,488 96,958
a
China  —  3 .1%
3SBio, Inc.
(a) (b) (c)
.......................... 16,000 34,169
Agricultural Bank of China Ltd. , Class A .......... 193,700 197,918
Agricultural Bank of China Ltd. , Class H .......... 48,000 38,591
Security Shares Value
a
China (continued)
Aluminum Corp. of China Ltd. , Class A .......... 19,400 $ 27,571
Atour Lifestyle Holdings Ltd. , ADR ............. 3,809 130,763
Bank of Beijing Co. Ltd. , Class A .............. 28,700 22,187
Bank of China Ltd. , Class A .................. 173,300 155,509
Bank of Shanghai Co. Ltd. , Class A ............. 26,800 37,506
Beijing Kingsoft Office Software, Inc. , Class A ...... 1,200 48,057
Bosideng International Holdings Ltd. ............ 172,000 108,391
Cambricon Technologies Corp. Ltd. , Class A ....... 596 97,431
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b) (c)
.......................... 582,000 43,839
China Construction Bank Corp. , Class H ......... 486,000 570,285
China Hongqiao Group Ltd. .................. 21,500 67,653
China Merchants Securities Co. Ltd. , Class A ...... 18,900 49,188
China Merchants Securities Co. Ltd. , Class H
(a)
..... 20,000 37,209
China Nonferrous Mining Corp. Ltd. ............ 55,000 103,789
China Petroleum & Chemical Corp. , Class H ...... 262,000 148,063
China Taiping Insurance Holdings Co. Ltd. ........ 12,200 34,229
China Tower Corp. Ltd. , Class H
(a)
.............. 19,000 24,288
Chongqing Rural Commercial Bank Co. Ltd. , Class H 87,000 72,821
CITIC Securities Co. Ltd. , Class H ............. 17,500 61,091
CMOC Group Ltd. , Class H .................. 18,000 38,794
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 20,200 46,702
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 101,500 204,189
CSC Financial Co. Ltd. , Class H
(a)
.............. 33,000 49,644
Datang International Power Generation Co. Ltd. , Class
A .................................. 29,700 25,997
Giant Biogene Holding Co. Ltd.
(a) (b)
............. 11,600 45,567
Guming Holdings Ltd.
(b)
..................... 28,000 83,480
Guosen Securities Co. Ltd. , Class A ............ 23,000 35,111
Hisense Home Appliances Group Co. Ltd. , Class H .. 14,000 41,970
Huatai Securities Co. Ltd. , Class H
(a)
............ 54,200 116,840
Industrial & Commercial Bank of China Ltd. , Class A . 229,600 271,621
Industrial Bank Co. Ltd. , Class A ............... 50,600 141,629
JF SmartInvest Holdings Ltd.
(b)
................ 7,600 29,086
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 7,700 23,880
Kuaishou Technology , Class B
(a)
............... 9,000 50,122
Kunlun Energy Co. Ltd. ..................... 82,000 75,836
Kweichow Moutai Co. Ltd. , Class A ............. 500 100,008
Meitu, Inc.
(a) (c)
........................... 143,500 86,709
Midea Group Co. Ltd. , Class A ................ 3,400 44,098
Midea Group Co. Ltd. , Class H ................ 3,400 43,077
MMG Ltd.
(c)
............................. 68,000 72,977
NetEase Cloud Music, Inc.
(a) (c)
................ 3,500 57,016
NetEase, Inc. ........................... 1,000 26,606
New China Life Insurance Co. Ltd. , Class H ....... 24,800 152,925
Nongfu Spring Co. Ltd. , Class H
(a)
.............. 19,200 106,925
OneRobotics Shenzhen Co. Ltd. , Class H
(b) (c)
...... 3,000 21,996
Orient Securities Co. Ltd. , Class H
(a)
............ 38,400 28,016
PDD Holdings, Inc. , ADR
(b) (c)
................. 3,339 295,702
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 129,000 89,680
PetroChina Co. Ltd. , Class A ................. 73,800 121,412
PetroChina Co. Ltd. , Class H ................. 294,000 374,103
Pop Mart International Group Ltd.
(a) (b)
............ 12,000 249,019
Postal Savings Bank of China Co. Ltd. , Class H
(a)
... 213,000 137,959
Remegen Co. Ltd. , Class H
(a) (c)
................ 8,000 83,366
SAIC Motor Corp. Ltd. , Class A ............... 12,700 21,287
Seres Group Co. Ltd. , Class A ................ 4,000 36,906
Seres Group Co. Ltd. , Class H ................ 5,200 31,774
Shaanxi Coal Industry Co. Ltd. , Class A .......... 22,900 83,991
Shanghai MicroPort MedBot Group Co. Ltd. , Class H
(c)
18,500 48,959
Shanghai Pudong Development Bank Co. Ltd. , Class A 17,300 24,365
Shannon Semiconductor Technology Co. Ltd. , Class A 1,100 23,645
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 2,000 37,639

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Global Equity Factor ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(c)
.. 600 $ 26,477
Simcere Pharmaceutical Group Ltd.
(a)
........... 32,000 50,348
Sinotruk Hong Kong Ltd. .................... 26,500 137,350
TAL Education Group , ADR
(c)
................. 6,157 76,963
Tencent Holdings Ltd. ...................... 5,400 329,956
Trip.com Group Ltd.
(c)
...................... 500 23,425
Uni-President China Holdings Ltd.
(b)
............ 46,000 44,226
Vipshop Holdings Ltd. , ADR .................. 7,558 115,940
XD, Inc.
(c)
.............................. 11,200 67,998
Yutong Bus Co. Ltd. , Class A ................. 5,300 25,274
Z.AI Co. Ltd.
(c)
........................... 300 37,293
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (c)
. 9,900 50,540
6,776,966
a
Colombia  —  0 .0%
Grupo Cibest SA ......................... 2,735 77,516
a
Czech Republic  —  0 .0%
CEZ A.S. .............................. 686 44,193
a
Denmark  —  0 .4%
AP Moller - Maersk A.S. , Class B , NVS .......... 144 386,659
Carlsberg A.S. , Class B .................... 799 117,656
Novo Nordisk A.S. , Class B .................. 8,469 400,597
904,912
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 38,298 106,118
Talaat Moustafa Group ..................... 27,741 53,246
159,364
a
Finland  —  0 .2%
Amer Sports, Inc.
(c)
........................ 5,700 202,407
Wartsila OYJ Abp ......................... 4,976 168,748
371,155
a
France  —  1 .4%
Christian Dior SE , NVS ..................... 71 35,579
Credit Agricole SA ........................ 30,548 682,609
Eiffage SA ............................. 2,279 323,913
Engie SA .............................. 23,214 723,606
Publicis Groupe SA ....................... 2,599 277,393
Schneider Electric SE ...................... 60 20,159
Societe Generale SA ...................... 1,822 171,262
TotalEnergies SE ......................... 3,431 302,478
Unibail-Rodamco-Westfield
(c)
................. 3,286 400,361
2,937,360
a
Germany  —  0 .8%
Bayerische Motoren Werke AG ............... 5,175 354,712
Deutsche Bank AG , Registered ............... 10,502 386,537
Deutsche Boerse AG ...................... 310 93,377
Deutsche Telekom AG , Registered ............. 4,011 123,783
E.ON SE .............................. 22,999 495,474
Heidelberg Materials AG .................... 819 152,469
Mercedes-Benz Group AG ................... 1,593 86,132
Siemens Energy AG ....................... 636 108,656
1,801,140
a
Greece  —  0 .1%
Allwyn AG .............................. 5,676 87,732
FF Group
(c) (d)
............................ 165 —
National Bank of Greece SA ................. 12,709 237,799
325,531
a
Security Shares Value
a
Hong Kong  —  0 .5%
China Renewable Energy Investment Ltd.
(c) (d)
...... 659 $ —
CK Hutchison Holdings Ltd. .................. 14,000 131,170
CLP Holdings Ltd. ........................ 5,000 49,712
Futu Holdings Ltd. , ADR .................... 3,076 323,349
Jardine Matheson Holdings Ltd. ............... 1,100 73,056
SITC International Holdings Co. Ltd. ............ 35,000 176,463
WH Group Ltd.
(a)
......................... 254,500 273,834
1,027,584
a
Hungary  —  0 .1%
MOL Hungarian Oil & Gas PLC
(c)
.............. 12,106 173,329
a
India  —  1 .3%
Bharat Electronics Ltd. ..................... 15,192 61,747
Bharat Petroleum Corp. Ltd. ................. 46,763 156,281
Coal India Ltd. ........................... 32,764 142,244
GE Vernova T&D India Ltd. .................. 5,147 233,058
General Insurance Corp. of India
(a)
............. 6,584 24,607
Gillette India Ltd. ......................... 389 31,067
GlaxoSmithKline Pharmaceuticals Ltd. .......... 1,424 39,617
Godrej Properties Ltd. ..................... 1,757 38,771
Hexaware Technologies Ltd. ................. 5,837 34,458
Hindustan Aeronautics Ltd. .................. 6,746 328,602
Hindustan Petroleum Corp. Ltd. ............... 36,574 148,837
Hindustan Zinc Ltd. ....................... 17,174 97,302
Hitachi Energy India Ltd. .................... 500 168,514
Indian Oil Corp. Ltd. ....................... 20,577 30,164
Infosys Ltd. ............................. 14,646 173,980
Meesho Ltd.
(c)
........................... 49,252 93,964
Motilal Oswal Financial Services Ltd. ............ 5,314 47,447
National Aluminium Co. Ltd. .................. 21,148 77,805
NMDC Ltd. ............................. 64,211 57,267
Oil & Natural Gas Corp. Ltd. ................. 40,911 104,226
Power Finance Corp. Ltd. ................... 59,974 266,594
REC Ltd. .............................. 39,841 155,663
Tata Consultancy Services Ltd. ............... 4,898 121,517
Tata Investment Corp. Ltd. ................... 5,653 40,250
Vishal Mega Mart Ltd.
(c)
..................... 91,161 102,323
2,776,305
a
Indonesia  —  0 .1%
Adaro Andalan Indonesia PT ................. 63,100 32,349
Alamtri Resources Indonesia Tbk PT ............ 360,100 49,232
ANTAM Persero Tbk PT .................... 338,600 53,962
Astra International Tbk PT ................... 76,200 21,597
Nanshan Aluminium International Holdings Ltd.
(b)
.... 6,000 20,820
Perusahaan Gas Negara Persero Tbk PT ........ 434,700 36,222
United Tractors Tbk PT ..................... 52,800 70,277
284,459
a
Ireland  —  0 .4%
AIB Group PLC .......................... 72,812 865,998
a
Israel  —  0 .5%
Bank Leumi Le-Israel BM ................... 6,077 143,589
Check Point Software Technologies Ltd.
(c)
........ 494 62,802
Harel Insurance Investments & Financial Services Ltd. 1,371 78,596
Israel Corp. Ltd.
(b)
......................... 1,640 42,887
Israel Discount Bank Ltd. , Class A ............. 8,006 83,555
Migdal Insurance & Financial Holdings Ltd.
(c)
...... 13,636 77,456
Phoenix Financial Ltd.
(b)
.................... 8,965 502,663
Tel Aviv Stock Exchange Ltd. ................. 1,850 71,256
1,062,804
a

iShares
®
Global Equity Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Italy  —  1 .4%
Banca Mediolanum SpA .................... 4,631 $ 124,086
Banco BPM SpA ......................... 23,121 422,148
BPER Banca SpA ........................ 5,130 83,358
Enel SpA .............................. 22,908 258,709
Intesa Sanpaolo SpA ...................... 33,499 253,229
Poste Italiane SpA ........................ 7,082 214,249
Prysmian SpA ........................... 179 24,701
Snam SpA ............................. 39,428 267,354
Terna - Rete Elettrica Nazionale ............... 16,164 185,306
UniCredit SpA ........................... 12,304 1,160,413
2,993,553
a
Japan  —  6 .7%
Advantest Corp. .......................... 2,400 474,197
ALSOK Co. Ltd. .......................... 7,400 54,394
Asics Corp. ............................. 29,300 863,894
Canon Marketing Japan, Inc. ................. 4,400 98,872
Chugai Pharmaceutical Co. Ltd. ............... 1,100 47,730
Coca-Cola Bottlers Japan Holdings, Inc. ......... 5,300 127,364
Credit Saison Co. Ltd. ...................... 4,300 121,807
Dai Nippon Printing Co. Ltd. ................. 4,500 81,595
Daiichi Life Group, Inc. ..................... 6,400 77,167
Daiichi Sankyo Co. Ltd. ..................... 4,700 75,959
Daiwa Securities Group, Inc. ................. 18,800 210,309
Ebara Corp. ............................ 9,200 312,318
ENEOS Holdings, Inc. ..................... 6,200 51,203
Fast Retailing Co. Ltd. ..................... 200 97,934
Fuji Electric Co. Ltd. ....................... 300 26,181
Fujikura Ltd. ............................ 8,800 223,312
Fujitsu Ltd. ............................. 8,100 186,699
Furukawa Electric Co. Ltd. ................... 9,600 183,186
GMO Payment Gateway, Inc. ................. 800 49,851
Gunma Bank Ltd. (The) .................... 15,800 248,303
Hachijuni Nagano Bank Ltd. ................. 18,400 285,900
Hitachi Ltd. ............................. 12,500 409,632
Hokuhoku Financial Group, Inc. ............... 500 23,134
Hoya Corp. ............................. 100 15,292
Ibiden Co. Ltd. ........................... 200 20,009
IHI Corp. .............................. 1,300 22,730
Isetan Mitsukoshi Holdings Ltd. ............... 11,300 252,209
Iyogin Holdings, Inc. ....................... 11,900 267,744
Japan Post Bank Co. Ltd. ................... 8,300 160,482
Japan Real Estate Investment Corp. ............ 206 157,641
Kamigumi Co. Ltd. ........................ 700 22,732
Kandenko Co. Ltd. ........................ 4,500 149,679
KDX Realty Investment Corp. , Class A .......... 97 94,803
Kioxia Holdings Corp.
(c)
..................... 500 139,368
Komatsu Ltd. ........................... 600 26,034
Konami Group Corp. ...................... 1,300 167,465
Kyushu Electric Power Co., Inc. ............... 10,400 115,222
Mitsubishi Heavy Industries Ltd. ............... 6,900 161,200
Mitsubishi UFJ Financial Group, Inc. ............ 30,500 681,263
Mitsui E&S Co. Ltd. ....................... 800 24,127
Mitsui Kinzoku Co. Ltd. ..................... 1,600 301,237
Mizuho Financial Group, Inc. ................. 18,300 948,749
Modec, Inc. ............................. 1,400 90,421
MS&AD Insurance Group Holdings, Inc. ......... 3,100 95,429
NEC Corp. ............................. 3,600 106,987
Nexon Co. Ltd. .......................... 10,700 167,695
Nippon Building Fund, Inc. ................... 248 209,190
Nissan Motor Co. Ltd.
(b) (c)
.................... 88,100 186,003
Nomura Real Estate Holdings, Inc. ............. 23,600 135,617
Nomura Real Estate Master Fund, Inc. .......... 120 114,773
Nomura Research Institute Ltd. ............... 3,500 103,542
Orix JREIT, Inc. .......................... 162 104,830
Security Shares Value
a
Japan (continued)
Otsuka Corp. ........................... 1,700 $ 35,079
Persol Holdings Co. Ltd. .................... 17,100 28,352
Recruit Holdings Co. Ltd. ................... 7,300 577,290
Ricoh Co. Ltd. ........................... 4,600 45,140
Ryohin Keikaku Co. Ltd. .................... 4,900 128,528
Sanrio Co. Ltd. .......................... 7,700 61,584
Santen Pharmaceutical Co. Ltd. ............... 12,800 151,119
Sanwa Holdings Corp. ..................... 8,800 188,637
SBI Holdings, Inc. ........................ 1,600 30,205
SCREEN Holdings Co. Ltd. .................. 3,700 282,253
SoftBank Group Corp. ..................... 7,300 227,377
Sompo Holdings, Inc. ...................... 2,300 102,112
Subaru Corp. ........................... 18,300 311,511
Sumitomo Electric Industries Ltd. .............. 12,100 160,145
Sumitomo Mitsui Financial Group, Inc. ........... 12,500 537,111
Sumitomo Pharma Co. Ltd.
(c)
................. 10,000 77,931
Taisei Corp. ............................ 3,800 307,809
TISI, Inc. .............................. 3,000 71,923
Tokio Marine Holdings, Inc. .................. 4,400 224,252
Tokyo Electron Ltd. ....................... 500 167,168
Tokyo Gas Co. Ltd. ....................... 6,300 243,211
Tokyo Ohka Kogyo Co. Ltd. .................. 4,800 259,958
Tokyo Tatemono Co. Ltd. .................... 8,300 175,140
TOPPAN Holdings, Inc. ..................... 3,800 106,555
USS Co. Ltd. ............................ 19,600 247,526
Yamazaki Baking Co. Ltd. ................... 6,300 133,137
Yokogawa Electric Corp. .................... 9,100 324,549
14,579,016
a
Kuwait  —  0 .0%
Warba Bank KSCP ........................ 43,367 39,189
a
Malaysia  —  0 .0%
Petronas Dagangan Bhd .................... 4,800 22,928
Sime Darby Bhd
(b)
........................ 104,000 54,924
77,852
a
Mexico  —  0 .1%
Coca-Cola Femsa SAB de CV ................ 14,809 160,116
Fomento Economico Mexicano SAB de CV ....... 2,152 27,516
187,632
a
Netherlands  —  1 .3%
Adyen N.V.
(a) (c)
........................... 93 94,601
Aegon Ltd. ............................. 7,527 71,532
AerCap Holdings N.V. ...................... 2,886 435,498
Akzo Nobel N.V. ......................... 2,190 153,393
ASML Holding N.V. ....................... 777 1,280,453
EXOR N.V. ............................. 889 71,192
Koninklijke Ahold Delhaize N.V. ............... 12,444 493,059
Koninklijke KPN N.V. ...................... 32,144 151,779
Wolters Kluwer N.V. ....................... 286 22,454
2,773,961
a
New Zealand  —  0 .1%
Contact Energy Ltd. ....................... 9,244 49,434
Fisher & Paykel Healthcare Corp. Ltd. ........... 5,223 124,917
Meridian Energy Ltd. ...................... 21,257 71,281
245,632
a
Norway  —  0 .6%
DNB Bank ASA .......................... 7,450 239,880
Equinor ASA ............................ 12,873 528,448
Kongsberg Gruppen ASA ................... 1,661 51,911
Orkla ASA .............................. 12,027 133,595
Subsea 7 SA ............................ 1,623 54,839

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Global Equity Factor ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Norway (continued)
Var Energi ASA .......................... 23,615 $ 118,642
Wallenius Wilhelmsen ASA , Class B ............ 4,146 64,612
Yara International ASA ..................... 1,871 88,259
1,280,186
a
Philippines  —  0 .1%
International Container Terminal Services, Inc. ..... 13,110 205,873
Manila Electric Co. ........................ 5,030 39,438
245,311
a
Poland  —  0 .1%
Asseco Poland SA ........................ 2,156 115,471
Budimex SA ............................ 415 80,489
Orange Polska SA ........................ 8,910 36,373
Tauron Polska Energia SA ................... 41,699 100,711
333,044
a
Portugal  —  0 .1%
Galp Energia SGPS SA .................... 8,053 182,888
a
Qatar  —  0 .1%
Mesaieed Petrochemical Holding Co. ........... 134,727 40,462
Ooredoo QPSC .......................... 22,608 77,553
118,015
a
Russia  —  0 .0%
Alrosa PJSC
(c) (d)
.......................... 59,760 8
PhosAgro PJSC , GDR
(c) (d) (e)
.................. 1 —
PhosAgro PJSC , GDR
(c) (d)
................... 20 —
United Co. RUSAL International PJSC
(c) (d)
........ 70,560 9
17
a
Saudi Arabia  —  0 .3%
Astra Industrial Group Co. ................... 1,477 47,745
Elm Co. ............................... 1,062 192,604
Etihad Etisalat Co. ........................ 6,497 107,519
Nahdi Medical Co. ........................ 1,583 40,150
SAL Saudi Logistics Services ................. 1,332 61,490
Saudi Energy Co. ........................ 25,009 113,158
562,666
a
Singapore  —  0 .6%
DBS Group Holdings Ltd. ................... 1,100 63,466
Jardine Cycle & Carriage Ltd. ................ 2,300 52,709
Oversea-Chinese Banking Corp. Ltd. ........... 17,100 388,396
Singapore Airlines Ltd. ..................... 35,400 212,358
Singapore Exchange Ltd. ................... 2,200 41,941
Singapore Technologies Engineering Ltd. ......... 16,200 127,296
Yangzijiang Shipbuilding Holdings Ltd.
(b)
......... 110,600 337,608
1,223,774
a
South Africa  —  0 .2%
Exxaro Resources Ltd. ..................... 7,437 91,713
MTN Group Ltd. .......................... 11,324 140,384
Sasol Ltd.
(c)
............................. 9,634 114,167
346,264
a
South Korea  —  2 .7%
APR Corp. ............................. 706 156,686
CJ Corp. .............................. 608 54,534
DB Insurance Co. Ltd. ..................... 343 37,143
Doosan Co. Ltd. ......................... 92 72,642
Hana Financial Group, Inc. .................. 4,225 365,205
Hankook Tire & Technology Co. Ltd. ............ 3,087 143,809
HD Hyundai Co. Ltd. ...................... 135 18,537
Hyosung Heavy Industries Corp. .............. 20 32,504
Hyundai Glovis Co. Ltd. .................... 327 44,847
Security Shares Value
a
South Korea (continued)
Hyundai Mobis Co. Ltd. ..................... 983 $ 317,908
Hyundai Motor Co. ........................ 619 164,008
KCC Corp. ............................. 210 55,280
Kia Corp. .............................. 2,510 226,302
Korea Electric Power Corp. .................. 6,325 151,992
Korea Gas Corp. ......................... 859 20,715
Korea Investment Holdings Co. Ltd. ............ 275 38,823
LG Electronics, Inc. ....................... 163 18,067
LG Innotek Co. Ltd. ....................... 179 61,824
LG Uplus Corp. .......................... 3,959 40,594
Mirae Asset Securities Co. Ltd. ................ 6,760 160,588
Samsung C&T Corp. ...................... 431 100,407
Samsung Electro-Mechanics Co. Ltd. ........... 140 106,981
Samsung Electronics Co. Ltd. ................ 8,247 1,435,430
Samsung Fire & Marine Insurance Co. Ltd. ....... 234 101,276
Samsung Life Insurance Co. Ltd. .............. 461 96,635
Shinhan Financial Group Co. Ltd. .............. 1,465 101,700
SK hynix, Inc. ........................... 989 1,123,163
SK Square Co. Ltd.
(c)
...................... 803 552,153
SK Telecom Co. Ltd. ....................... 584 33,001
5,832,754
a
Spain  —  1 .1%
Banco Bilbao Vizcaya Argentaria SA ............ 28,492 798,685
Endesa SA ............................. 6,994 340,572
Iberdrola SA ............................ 3,609 85,727
Naturgy Energy Group SA ................... 5,749 191,786
Repsol SA ............................. 32,544 993,276
2,410,046
a
Sweden  —  1 .3%
Alfa Laval AB ........................... 4,504 266,538
H & M Hennes & Mauritz AB , Class B ........... 3,632 66,516
Investor AB , Class A ....................... 3,559 151,021
Investor AB , Class B ....................... 21,941 947,804
Nordea Bank Abp ........................ 29,606 597,542
Skandinaviska Enskilda Banken AB , Class A ...... 9,549 223,757
Spotify Technology SA
(c)
.................... 778 388,953
SSAB AB , Class A ........................ 7,830 82,433
SSAB AB , Class B ........................ 6,668 70,233
Telefonaktiebolaget LM Ericsson , Class B ........ 2,097 20,628
Volvo AB , Class A ........................ 664 25,454
2,840,879
a
Switzerland  —  2 .5%
ABB Ltd. , Registered ...................... 12,351 1,218,536
Cie Financiere Richemont SA , Class A, Registered .. 133 31,433
Novartis AG , Registered .................... 14,093 2,204,029
Roche Holding AG , Bearer .................. 281 124,566
Roche Holding AG , NVS .................... 1,246 544,617
Schindler Holding AG , Participation Certificates , NVS 394 124,024
Schindler Holding AG , Registered .............. 410 125,408
UBS Group AG , Registered .................. 16,124 852,277
Zurich Insurance Group AG .................. 234 178,244
5,403,134
a
Taiwan  —  2 .8%
Accton Technology Corp. ................... 6,000 388,902
Asia Vital Components Co. Ltd. ............... 1,000 70,328
Asustek Computer, Inc. ..................... 1,000 24,812
Compal Electronics, Inc. .................... 57,000 62,685
Delta Electronics, Inc. ...................... 1,000 49,198
Far EasTone Telecommunications Co. Ltd. ........ 8,000 25,970
Global Unichip Corp. ...................... 2,000 229,022
King Slide Works Co. Ltd. ................... 1,000 239,621

iShares
®
Global Equity Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Lite-On Technology Corp. ................... 18,000 $ 114,071
MediaTek, Inc. ........................... 5,000 532,638
Novatek Microelectronics Corp. ............... 24,000 379,310
Realtek Semiconductor Corp. ................ 10,000 207,368
Taiwan Cooperative Financial Holding Co. Ltd. ..... 214,955 183,166
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 40,489 2,994,779
TS Financial Holding Co. Ltd. ................. 18,180 20,018
Uni-President Enterprises Corp. ............... 30,000 68,219
United Integrated Services Co. Ltd. ............. 7,000 234,262
Yang Ming Marine Transport Corp. ............. 12,000 18,773
Yuanta Financial Holding Co. Ltd. .............. 103,412 215,737
6,058,879
a
Thailand  —  0 .1%
Krung Thai Bank PCL , NVDR ................ 64,700 85,469
PTT Exploration & Production PCL , NVDR ........ 37,600 168,394
253,863
a
Turkey  —  0 .1%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. ....... 80,353 36,953
Turkcell Iletisim Hizmetleri A.S. ................ 48,844 102,942
Turkiye Garanti Bankasi A.S.
(b)
................ 25,164 65,118
Turkiye Petrol Rafinerileri A.S. ................ 14,737 91,798
296,811
a
United Arab Emirates  —  0 .4%
Abu Dhabi Islamic Bank PJSC ................ 27,242 157,366
Emaar Development PJSC .................. 39,879 140,341
Emaar Properties PJSC .................... 18,472 55,131
Emirates Integrated Telecommunications Co. PJSC .. 28,014 92,744
Emirates NBD Bank PJSC ................... 42,469 348,806
794,388
a
United Kingdom  —  2 .9%
Airtel Africa PLC
(a)
........................ 36,295 163,832
AstraZeneca PLC ........................ 1,496 254,485
Aviva PLC ............................. 6,162 57,671
BAE Systems PLC ........................ 21,129 598,148
Barclays PLC ........................... 32,846 225,768
BP PLC ............................... 70,071 526,455
BT Group PLC .......................... 6,694 18,125
Centrica PLC ........................... 177,426 370,645
Coca-Cola HBC AG , Class DI
(c)
............... 7,857 529,796
Fresnillo PLC ........................... 4,631 156,000
Greatland Resources Ltd.
(c)
.................. 4,280 29,597
GSK PLC .............................. 8,538 222,012
HSBC Holdings PLC ...................... 23,672 504,103
Marks & Spencer Group PLC ................. 67,644 369,767
NatWest Group PLC ....................... 29,785 280,951
Next PLC .............................. 215 43,056
Rio Tinto PLC ........................... 1,201 116,701
Rolls-Royce Holdings PLC .................. 14,936 297,968
Shell PLC .............................. 5,972 273,832
Standard Chartered PLC .................... 6,227 184,118
Tesco PLC ............................. 52,732 347,090
Vodafone Group PLC ...................... 398,103 631,786
Wise Group PLC , Class A
(c)
.................. 9,046 108,045
6,309,951
a
United States  —  60 .0%
Abbott Laboratories ....................... 3,580 378,406
AbbVie, Inc. ............................ 6,072 1,523,708
Adobe, Inc.
(c)
............................ 2,597 650,315
Advanced Micro Devices, Inc.
(c)
............... 2,340 1,114,191
Aflac, Inc. .............................. 1,568 199,889
Agilent Technologies, Inc. ................... 1,172 162,170
Security Shares Value
a
United States (continued)
Airbnb, Inc. , Class A
(c)
...................... 2,312 $ 350,314
Allstate Corp. (The) ....................... 1,907 503,601
Ally Financial, Inc. ........................ 2,630 113,958
Alnylam Pharmaceuticals, Inc.
(c)
............... 303 62,273
Alphabet, Inc. , Class A ..................... 74 26,354
Alphabet, Inc. , Class C , NVS ................. 21,588 7,699,360
Altria Group, Inc. ......................... 11,804 806,567
Amazon.com, Inc.
(c)
....................... 18,863 5,122,814
American Express Co. ..................... 1,069 359,451
American International Group, Inc. ............. 1,911 150,166
Ameriprise Financial, Inc. ................... 1,278 697,584
Amgen, Inc. ............................ 1,530 589,295
Amphenol Corp. , Class A ................... 1,447 232,533
Analog Devices, Inc. ....................... 587 215,670
Apple, Inc. ............................. 30,467 9,411,561
Applied Materials, Inc. ..................... 2,286 1,160,534
AppLovin Corp. , Class A
(c)
................... 1,297 513,482
Aptiv PLC
(c)
............................. 1,366 77,138
Arista Networks, Inc.
(c)
..................... 4,219 760,897
AT&T, Inc. .............................. 26,257 610,475
Atlassian Corp. , Class A
(c)
................... 4,303 434,668
Autodesk, Inc.
(c)
.......................... 1,311 307,036
AutoZone, Inc.
(c)
......................... 62 187,007
Bank of America Corp. ..................... 7,437 460,722
Bank of New York Mellon Corp. (The) ........... 9,416 1,472,003
Berkshire Hathaway, Inc. , Class B
(c)
............ 794 406,163
Best Buy Co., Inc. ........................ 7,265 626,679
Biogen, Inc.
(c)
........................... 187 37,952
BlackRock, Inc.
(f)
......................... 174 189,728
Booking Holdings, Inc. ..................... 6,640 1,280,856
Boston Scientific Corp.
(c)
.................... 2,354 110,002
Bristol-Myers Squibb Co. .................... 11,559 754,918
Broadcom, Inc. .......................... 10,308 4,012,698
Cadence Design Systems, Inc.
(c)
.............. 1,187 403,604
Cardinal Health, Inc. ....................... 2,641 607,509
Caterpillar, Inc. .......................... 500 407,405
CDW Corp. ............................. 200 29,562
CF Industries Holdings, Inc. .................. 2,213 277,045
CH Robinson Worldwide, Inc. ................ 1,479 218,493
Charter Communications, Inc. , Class A
(c)
......... 1,899 275,317
Chevron Corp. ........................... 579 113,965
Ciena Corp.
(c)
........................... 248 93,508
Cigna Group (The) ........................ 174 48,555
Cintas Corp. ............................ 2,733 559,254
Cisco Systems, Inc. ....................... 6,607 766,346
Coca-Cola Co. (The) ...................... 7,567 662,794
Cognizant Technology Solutions Corp. , Class A ..... 1,114 61,660
Comcast Corp. , Class A .................... 6,894 165,180
Comfort Systems USA, Inc. .................. 59 102,052
ConocoPhillips .......................... 1,904 229,394
Constellation Energy Corp. .................. 156 40,989
Corning, Inc. ............................ 485 67,051
Costco Wholesale Corp. .................... 680 647,285
CRH PLC .............................. 622 59,096
Crowdstrike Holdings, Inc. , Class A
(c)
............ 1,261 240,674
CVS Health Corp. ........................ 527 55,035
Deere & Co. ............................ 147 87,122
Dell Technologies, Inc. , Class C ............... 1,417 574,409
Dollar General Corp. ...................... 561 71,275
Dollar Tree, Inc.
(c)
......................... 2,663 338,760
Domino's Pizza, Inc. ....................... 60 20,846
Eaton Corp. PLC ......................... 1,196 496,579
eBay, Inc. .............................. 9,242 1,053,680
Ecolab, Inc. ............................ 978 271,522

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Global Equity Factor ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Electronic Arts, Inc. ....................... 747 $ 156,765
Elevance Health, Inc. ...................... 497 186,792
Eli Lilly & Co. ........................... 1,556 1,787,595
Emerson Electric Co. ...................... 2,301 344,736
Equity Residential ........................ 337 22,394
Expedia Group, Inc. ....................... 3,189 939,926
Expeditors International of Washington, Inc. ....... 513 86,128
ExxonMobil Holdings Corp. .................. 4,903 762,122
F5, Inc.
(c)
.............................. 357 143,717
Fair Isaac Corp.
(c)
......................... 359 403,146
Ferguson Enterprises, Inc. ................... 586 137,317
Fidelity National Financial, Inc. ................ 4,741 244,588
Ford Motor Co. .......................... 1,497 21,976
Fortinet, Inc.
(c)
........................... 6,631 1,073,890
Fox Corp. , Class A , NVS .................... 5,272 306,989
Gartner, Inc.
(c)
........................... 1,683 254,167
GE HealthCare Technologies, Inc. ............. 7,879 535,930
GE Vernova, Inc. ......................... 339 335,708
General Dynamics Corp. .................... 170 65,181
General Electric Co. ....................... 2,649 953,825
General Motors Co. ....................... 13,537 1,202,898
Gilead Sciences, Inc. ...................... 4,562 594,018
Globe Life, Inc. .......................... 162 29,525
GoDaddy, Inc. , Class A
(c)
.................... 824 68,178
Goldman Sachs Group, Inc. (The) ............. 335 341,157
HCA Healthcare, Inc. ...................... 223 89,778
Hewlett Packard Enterprise Co. ............... 5,077 243,188
Hilton Worldwide Holdings, Inc. ............... 727 232,996
Home Depot, Inc. (The) .................... 1,905 632,384
Host Hotels & Resorts, Inc. .................. 5,379 135,174
Howmet Aerospace, Inc. .................... 1,443 407,301
HP, Inc. ............................... 12,633 344,502
HubSpot, Inc.
(c)
.......................... 462 109,660
Humana, Inc. ........................... 113 41,116
IDEXX Laboratories, Inc.
(c)
................... 277 154,862
Illumina, Inc.
(c)
........................... 2,598 532,850
Incyte Corp.
(c)
........................... 924 110,436
Intel Corp.
(c)
............................ 3,697 333,469
International Business Machines Corp. .......... 1,081 241,766
Intuit, Inc. .............................. 1,077 340,407
Johnson & Johnson ....................... 6,257 1,603,982
Johnson Controls International PLC ............ 2,542 372,810
JPMorgan Chase & Co. .................... 5,902 2,076,265
KLA Corp. .............................. 6,097 1,114,654
Kroger Co. (The) ......................... 11,516 664,934
Lam Research Corp. ...................... 4,878 1,429,352
Las Vegas Sands Corp. .................... 3,008 147,061
Leidos Holdings, Inc. ...................... 1,758 203,225
Liberty Media Corp.-Liberty Formula One , Series A
(c)
. 1,012 90,888
Linde PLC ............................. 905 432,934
Lowe's Companies, Inc. .................... 1,937 402,528
Lululemon Athletica, Inc.
(c)
................... 282 33,521
Lumentum Holdings, Inc.
(c)
.................. 301 214,896
Marathon Petroleum Corp. .................. 2,676 846,874
Marvell Technology, Inc. .................... 1,071 200,877
Masco Corp. ............................ 4,412 315,370
Mastercard, Inc. , Class A .................... 1,619 927,849
McDonald's Corp. ........................ 2,192 593,243
McKesson Corp. ......................... 1,321 1,131,027
Medtronic PLC .......................... 412 35,181
MercadoLibre, Inc.
(c)
....................... 185 347,421
Merck & Co., Inc. ......................... 8,524 1,109,825
Meta Platforms, Inc. , Class A ................. 4,159 2,315,357
Mettler-Toledo International, Inc.
(c)
.............. 468 662,828
Security Shares Value
a
United States (continued)
Micron Technology, Inc. ..................... 2,009 $ 1,653,467
Microsoft Corp. .......................... 15,129 7,030,749
Mondelez International, Inc. , Class A ............ 1,164 72,529
MongoDB, Inc. , Class A
(c)
................... 171 57,709
Moody's Corp. ........................... 98 46,881
Motorola Solutions, Inc. .................... 1,618 705,044
MSCI, Inc. , Class A ....................... 980 560,795
Nasdaq, Inc. ............................ 1,318 124,142
Nebius Group N.V. , Class A
(b) (c)
................ 136 25,896
NetApp, Inc. ............................ 1,508 269,178
Netflix, Inc.
(c)
............................ 4,920 352,813
Newmont Corp. .......................... 393 36,828
NiSource, Inc. ........................... 2,242 99,612
Northern Trust Corp. ....................... 551 100,387
Northrop Grumman Corp. ................... 91 49,366
NRG Energy, Inc. ......................... 1,376 184,783
Nucor Corp. ............................ 937 241,081
NVIDIA Corp. ........................... 49,113 9,859,435
NVR, Inc.
(c)
............................. 3 18,441
Okta, Inc. , Class A
(c)
....................... 916 130,008
Oracle Corp. ............................ 2,701 350,779
O'Reilly Automotive, Inc.
(c)
................... 5,291 472,751
PACCAR, Inc. ........................... 838 111,186
Palantir Technologies, Inc. , Class A
(c)
............ 3,233 397,853
Parker-Hannifin Corp. ...................... 105 102,536
Paychex, Inc. ........................... 536 62,626
PayPal Holdings, Inc. ...................... 2,089 119,512
PepsiCo, Inc. ........................... 6,213 867,086
Pfizer, Inc. ............................. 17,618 440,626
Philip Morris International, Inc. ................ 880 167,922
Principal Financial Group, Inc. ................ 1,845 209,776
Procter & Gamble Co. (The) ................. 6,840 988,312
PulteGroup, Inc. ......................... 171 21,626
Qnity Electronics, Inc. ...................... 755 99,041
QUALCOMM, Inc. ........................ 4,016 592,802
Regency Centers Corp. .................... 847 68,006
Reinsurance Group of America, Inc. ............ 1,741 412,356
Robinhood Markets, Inc. , Class A
(c)
............. 749 64,833
RTX Corp. ............................. 1,097 236,096
S&P Global, Inc. ......................... 668 275,169
Salesforce, Inc. .......................... 1,552 285,599
Sandisk Corp.
(c)
.......................... 338 410,613
Seagate Technology Holdings PLC ............. 1,143 978,557
ServiceNow, Inc.
(c)
........................ 1,902 211,559
Simon Property Group, Inc. .................. 839 192,441
Snowflake, Inc. , Class A
(c)
................... 362 106,167
State Street Corp. ........................ 1,845 339,775
Steel Dynamics, Inc. ....................... 760 190,958
Stryker Corp. ........................... 62 20,193
Synchrony Financial ....................... 11,818 895,686
Target Corp. ............................ 4,517 652,661
TE Connectivity PLC ...................... 3,906 803,425
TechnipFMC PLC ........................ 5,541 397,068
Teradyne, Inc. ........................... 167 61,404
Tesla, Inc.
(c)
............................. 4,107 1,278,139
Thermo Fisher Scientific, Inc. ................. 783 449,677
TJX Companies, Inc. (The) .................. 814 128,075
Trane Technologies PLC .................... 1,960 891,702
Travelers Companies, Inc. (The) ............... 912 341,416
Twilio, Inc. , Class A
(c)
...................... 426 84,071
Uber Technologies, Inc.
(c)
................... 3,703 260,543
Ulta Beauty, Inc.
(c)
........................ 466 238,979
United Airlines Holdings, Inc.
(c)
................ 533 64,669
United Rentals, Inc. ....................... 176 189,950

iShares
®
Global Equity Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
United States (continued)
UnitedHealth Group, Inc. .................... 856 $ 354,726
Universal Health Services, Inc. , Class B ......... 1,373 231,268
Valero Energy Corp. ....................... 2,364 739,696
Veeva Systems, Inc. , Class A
(c)
................ 554 112,894
VeriSign, Inc. ........................... 609 176,622
Verisk Analytics, Inc. , Class A ................. 1,242 242,004
Verizon Communications, Inc. ................ 7,633 357,301
Visa, Inc. , Class A ........................ 3,923 1,436,328
Vistra Corp. ............................ 1,571 232,806
Walmart, Inc. ............................ 12,521 1,392,335
Wells Fargo & Co. ........................ 6,545 565,815
Western Digital Corp. ...................... 1,161 632,559
WW Grainger, Inc. ........................ 330 456,133
Yum! Brands, Inc. ........................ 2,534 388,412
Zscaler, Inc.
(c)
........................... 974 147,269
129,660,096
a
Total Common Stocks — 99.3%
(Cost: $ 154,005,842 ) ................................ 214,727,277
a
Preferred Stocks
Brazil  —  0 .1%
Gerdau SA , Preference Shares , NVS ........... 51,458 253,577
a
Germany  —  0 .0%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b)
.. 1,761 86,212
a
South Korea  —  0 .2%
Doosan Co. Ltd. , Preference Shares , NVS ........ 91 27,086
LG Electronics, Inc. , Preference Shares , NVS ...... 624 25,292
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 2,844 357,391
409,769
a
Total Preferred Stocks — 0.3%
(Cost: $ 527,623 ) ................................... 749,558
Security Shares Value
a
Rights
United States  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(c) (d)
............... 3,991 $ 40
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 40
a
Total Long-Term Investments — 99.6%
(Cost: $ 154,533,465 ) ................................ 215,476,875
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f) (g) (h)
...................... 1,534,177 1,534,638
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 302,826 302,826
a
Total Short-Term Securities — 0.9%
(Cost: $ 1,837,312 ) .................................. 1,837,464
Total Investments —  100.5%
(Cost: $ 156,370,777 ) ................................ 217,314,339
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (1,110,876)
Net Assets — 100.0% ................................. $ 216,203,463
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 549,875  $ 984,456
(a)
$ —  $ 155  $ 152  $ 1,534,638  1,534,177  $ 27,624
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 120,000  182,826
(a)
—  —  —  302,826  302,826  10,122  —
BlackRock, Inc. ... 158,159  36,430  (4,525) 1,767  (2,103) 189,728  174  3,274  —
$ —  $ 1,922  $ (1,951)
$ 2,027,192
$ 41,020  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Global Equity Factor ETF
10
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index ............................................................. 11 09/18/26 $ 414 $ (2,956)
MSCI EAFE Index .................................................................... 1 09/18/26 159 1,951
MSCI Emerging Markets Index ............................................................ 1 09/18/26 82 (3,538)
$ (4,543)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,951 $ — $ — $ — $ 1,951
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 6,494 $ — $ — $ — $ 6,494
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 103,101 $ — $ — $ — $ 103,101
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (5,116) $ — $ — $ — $ (5,116)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 516,151
a

iShares
®
Global Equity Factor ETF
Schedule of Investments
(continued)
July 31, 2026
11
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 140,349,362  $ 74,377,898  $ 17  $ 214,727,277
Preferred Stocks .......................................... 253,577  495,981  —  749,558
Rights ................................................. —  —  40  40
Short-Term Securities
Money Market Funds ....................................... 1,837,464  —  —  1,837,464
$ 142,440,403  $ 74,873,879  $ 57  $ 217,314,339
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 1,951  $ —  $ —  $ 1,951
Liabilities
Equity Contracts ............................................ (6,494) —  —  (6,494)
$ (4,543) $ —  $ —  $ (4,543)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
July 31, 2026
iShares
®
International Equity Factor ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  6 .6%
AGL Energy Ltd. ......................... 1,065,097 $ 6,197,617
ANZ Group Holdings Ltd. ................... 170,705 4,461,387
Aristocrat Leisure Ltd. ...................... 79,495 3,572,906
ASX Ltd. .............................. 55,546 2,142,616
Aurizon Holdings Ltd. ...................... 3,700,946 10,883,597
BHP Group Ltd. .......................... 799,974 33,719,349
BlueScope Steel Ltd. ...................... 310,590 7,123,774
Brambles Ltd. ........................... 364,917 5,009,471
Coles Group Ltd. ......................... 472,310 7,978,721
Commonwealth Bank of Australia .............. 194,897 24,363,063
Computershare Ltd. ....................... 114,844 3,299,822
Downer EDI Ltd. ......................... 67,254 365,888
Endeavour Group Ltd. ..................... 302,285 737,794
Fortescue Ltd. ........................... 558,906 7,252,506
IGO Ltd.
(a)
.............................. 110,955 534,006
JB Hi-Fi Ltd. ............................ 261,816 15,061,510
Macquarie Group Ltd. ...................... 14,654 2,601,359
NRW Holdings Ltd. ....................... 1,179,809 5,779,828
Origin Energy Ltd. ........................ 985,285 7,433,403
Pro Medicus Ltd. ......................... 8,026 913,029
Qantas Airways Ltd. ....................... 364,497 2,536,540
Regis Resources Ltd. ...................... 1,667,718 7,146,510
Rio Tinto Ltd. ........................... 219,870 26,204,475
Scentre Group ........................... 478,858 1,314,712
Sims Ltd. .............................. 151,081 2,698,548
South32 Ltd. ............................ 292,929 933,888
Stockland .............................. 1,911,828 5,722,808
Telstra Group Ltd. ........................ 2,862,693 10,106,375
Ventia Services Group Pty Ltd. ................ 1,019,666 4,158,518
Wesfarmers Ltd. ......................... 121,076 7,583,636
Westpac Banking Corp. .................... 66,719 1,769,206
Whitehaven Coal Ltd. ...................... 780,037 3,852,251
Woolworths Group Ltd. ..................... 309,869 8,647,084
Xero Ltd.
(a)
............................. 10,262 512,331
Yancoal Australia Ltd. ...................... 1,096,918 4,322,198
236,940,726
a
Austria  —  0 .7%
ANDRITZ AG ........................... 33,918 3,195,000
BAWAG Group AG
(b)
....................... 33,840 6,862,601
OMV AG .............................. 15,104 1,104,482
Raiffeisen Bank International AG .............. 123,320 8,466,972
Verbund AG ............................ 69,606 4,777,689
voestalpine AG .......................... 26,808 1,396,434
25,803,178
a
Belgium  —  0 .5%
Ageas SA/N.V. .......................... 164,190 13,587,887
Syensqo SA ............................ 30,532 2,716,041
16,303,928
a
Canada  —  7 .3%
Agnico Eagle Mines Ltd. .................... 22,401 3,252,168
Bank of Montreal ......................... 22,489 4,034,175
Barrick Mining Corp. ....................... 223,426 8,200,070
BCE, Inc. .............................. 265,348 5,756,131
Bombardier, Inc. , Class B
(a)
.................. 10,986 2,646,796
Canadian Imperial Bank of Commerce .......... 58,651 6,946,829
Canadian National Railway Co. ............... 24,503 3,115,640
Canadian Natural Resources Ltd. .............. 243,466 11,598,002
Celestica, Inc.
(a)
.......................... 18,979 6,280,122
CGI, Inc. .............................. 118,237 8,654,491
Constellation Software, Inc. .................. 165 353,457
Security Shares Value
a
Canada (continued)
Dollarama, Inc. .......................... 27,027 $ 3,681,811
Enbridge, Inc. ........................... 20,702 1,126,475
Fairfax Financial Holdings Ltd. ................ 4,365 7,309,697
Imperial Oil Ltd. .......................... 45,892 5,949,903
Kinross Gold Corp. ........................ 491,001 11,320,150
Loblaw Companies Ltd. .................... 585,501 27,486,408
Magna International, Inc. .................... 82,874 5,683,565
Manulife Financial Corp. .................... 546,073 24,252,598
Nutrien Ltd. ............................. 151,605 10,464,243
Pan American Silver Corp. ................... 74,924 3,229,974
Power Corp. of Canada .................... 124,315 8,495,472
Royal Bank of Canada ..................... 208,735 43,688,652
Shopify, Inc. , Class A
(a)
..................... 88,651 10,385,465
Sun Life Financial, Inc. ..................... 13,175 1,093,116
Suncor Energy, Inc. ....................... 299,793 20,132,334
Toronto-Dominion Bank (The) ................ 88,435 10,600,719
Wheaton Precious Metals Corp. ............... 72,071 7,839,202
263,577,665
a
China  —  0 .0%
Lenovo Group Ltd. ........................ 272,000 831,828
a
Denmark  —  2 .3%
AL Sydbank ............................ 142,706 13,741,707
AP Moller - Maersk A.S. , Class B , NVS .......... 3,827 10,275,985
Carlsberg A.S. , Class B .................... 34,394 5,064,677
Genmab A.S.
(a)
.......................... 3,659 1,053,201
ISS A.S. ............................... 289,142 12,815,155
NKT A.S.
(a)
............................. 37,535 5,123,056
Novo Nordisk A.S. , Class B .................. 478,881 22,651,825
Pandora A.S. ........................... 92,839 11,626,090
82,351,696
a
Finland  —  1 .2%
Hiab OYJ , Class B ........................ 103,016 7,000,689
Kone OYJ , Class B ....................... 128,280 7,401,365
Konecranes OYJ ......................... 333,605 10,407,063
Mandatum OYJ .......................... 91,973 630,123
Nokia OYJ ............................. 421,234 3,893,437
Orion OYJ , Class B ....................... 71,971 6,728,364
Wartsila OYJ Abp ......................... 223,836 7,590,789
43,651,830
a
France  —  7 .4%
Air Liquide SA ........................... 22,958 4,522,920
Airbus SE .............................. 12,700 2,981,433
Amundi SA
(b)
............................ 15,977 1,745,798
AXA SA ............................... 97,296 5,042,813
BNP Paribas SA ......................... 32,452 4,123,630
Bouygues SA ........................... 94,798 5,339,948
Capgemini SE ........................... 6,864 815,860
Carrefour SA ............................ 201,546 3,698,767
Cie de Saint-Gobain SA .................... 85,094 7,997,737
Credit Agricole SA ........................ 788,905 17,628,441
Danone SA ............................. 48,460 3,769,514
Dassault Aviation SA ...................... 7,554 2,609,527
Dassault Systemes SE ..................... 44,137 1,026,847
Edenred SE ............................ 14,671 483,039
Eiffage SA ............................. 58,276 8,282,742
Engie SA .............................. 641,608 19,999,632
EssilorLuxottica SA ....................... 3,691 698,787
FDJ UNITED
(c)
........................... 204,510 5,174,508
Gaztransport Et Technigaz SA ................ 9,795 2,213,858
Gecina SA ............................. 36,687 3,178,301
Klepierre SA ............................ 262,113 11,905,443

iShares
®
International Equity Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
France (continued)
Legrand SA ............................ 5,224 $ 794,201
L'Oreal SA ............................. 40,770 18,158,762
LVMH Moet Hennessy Louis Vuitton SE .......... 19,966 10,964,029
Publicis Groupe SA ....................... 53,893 5,752,027
Renault SA ............................. 29,665 936,710
Rexel SA .............................. 78,272 3,247,951
Safran SA .............................. 45,979 18,068,886
Sanofi SA .............................. 124,586 10,728,306
Schneider Electric SE ...................... 53,053 17,825,028
SCOR SE .............................. 28,660 1,133,822
SES SA , Class A ......................... 205,647 1,364,751
Societe Generale SA ...................... 160,069 15,045,949
Technip Energies N.V. ..................... 7,446 257,533
TotalEnergies SE ......................... 308,575 27,204,113
Unibail-Rodamco-Westfield
(a)
................. 107,312 13,074,726
Valeo SE .............................. 175,733 3,040,513
Vinci SA ............................... 40,121 5,664,794
266,501,646
a
Germany  —  6 .6%
adidas AG ............................. 24,764 4,581,911
Allianz SE , Registered ..................... 34,754 17,311,034
Aumovio SE
(a)
........................... 49,134 2,268,666
Auto1 Group SE
(a)
........................ 28,173 739,850
BASF SE .............................. 117,839 6,840,978
Bayer AG , Registered ...................... 54,697 3,035,450
Bayerische Motoren Werke AG ............... 127,441 8,735,244
Bilfinger SE ............................. 66,548 6,364,380
Deutsche Bank AG , Registered ............... 391,616 14,413,810
Deutsche Boerse AG ...................... 36,956 11,131,781
Deutsche Telekom AG , Registered ............. 396,360 12,232,056
E.ON SE .............................. 471,760 10,163,248
flatexDEGIRO SE ........................ 231,594 9,751,287
Freenet AG ............................. 23,853 670,294
GEA Group AG .......................... 108,635 7,717,593
Heidelberg Materials AG .................... 35,105 6,535,319
HOCHTIEF AG .......................... 20,190 10,347,868
Infineon Technologies AG ................... 27,926 2,004,068
Mercedes-Benz Group AG ................... 194,497 10,516,288
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 19,353 11,625,338
Nordex SE
(a) (c)
........................... 172,544 7,709,207
QIAGEN N.V. ........................... 65,327 2,688,132
Rheinmetall AG .......................... 1,865 2,465,434
SAP SE ............................... 123,539 22,644,095
Siemens AG , Registered .................... 82,943 27,175,972
Siemens Energy AG ....................... 113,940 19,465,848
239,135,151
a
Hong Kong  —  1 .7%
AIA Group Ltd. .......................... 1,254,000 12,641,436
Cathay Pacific Airways Ltd.
(c)
................. 2,493,000 4,637,893
CK Asset Holdings Ltd. ..................... 638,500 3,889,114
CK Hutchison Holdings Ltd. .................. 677,500 6,347,684
CLP Holdings Ltd. ........................ 689,000 6,850,275
Hong Kong Exchanges & Clearing Ltd. .......... 38,800 2,021,589
Hongkong Land Holdings Ltd. ................ 68,400 554,638
Jardine Matheson Holdings Ltd. ............... 117,500 7,803,752
PCCW Ltd. ............................. 8,352,000 6,260,129
Swire Properties Ltd. ...................... 591,400 1,801,151
WH Group Ltd.
(b)
......................... 8,229,500 8,854,677
Wharf Real Estate Investment Co. Ltd. .......... 341,000 1,153,257
62,815,595
a
Security Shares Value
a
Ireland  —  0 .6%
AIB Group PLC .......................... 1,818,419 $ 21,627,583
Bank of Ireland Group PLC .................. 77,698 1,631,650
23,259,233
a
Italy  —  4 .0%
A2A SpA .............................. 2,889,943 7,549,058
Banca Generali SpA ....................... 115,494 8,725,238
Banca Mediolanum SpA .................... 330,009 8,842,575
Banca Monte dei Paschi di Siena SpA ........... 657,789 8,810,020
Banco BPM SpA ......................... 339,531 6,199,222
BPER Banca SpA ........................ 238,357 3,873,111
De' Longhi SpA .......................... 133,156 6,250,253
Enel SpA .............................. 1,148,242 12,967,555
Eni SpA ............................... 217,514 6,050,517
Generali ............................... 40,243 2,039,476
Hera SpA .............................. 789,870 3,447,941
Intesa Sanpaolo SpA ...................... 1,489,675 11,260,908
Poste Italiane SpA ........................ 200,679 6,071,053
Prysmian SpA ........................... 10,095 1,393,041
Saipem SpA ............................ 2,573,603 12,485,699
Snam SpA ............................. 303,091 2,055,205
Terna - Rete Elettrica Nazionale ............... 28,951 331,898
UniCredit SpA ........................... 334,876 31,582,769
Unipol Assicurazioni SpA .................... 168,512 5,272,656
145,208,195
a
Japan  —  24 .4%
77 Bank Ltd. (The) ........................ 237,900 5,154,449
Advantest Corp. .......................... 101,600 20,074,325
Ajinomoto Co., Inc. ........................ 44,800 1,381,558
Alps Alpine Co. Ltd. ....................... 221,400 3,032,727
ALSOK Co. Ltd. .......................... 332,000 2,440,370
Amada Co. Ltd. .......................... 174,000 2,985,170
Anritsu Corp. ............................ 63,700 1,392,177
Asics Corp. ............................. 596,900 17,599,251
Astellas Pharma, Inc. ...................... 110,800 1,521,816
Azbil Corp. ............................. 697,100 7,218,479
Canon Marketing Japan, Inc. ................. 255,100 5,732,317
Canon, Inc. ............................. 202,900 5,647,742
Chugai Pharmaceutical Co. Ltd. ............... 101,000 4,382,526
Citizen Watch Co. Ltd. ..................... 362,200 4,794,932
Coca-Cola Bottlers Japan Holdings, Inc. ......... 272,500 6,548,428
Credit Saison Co. Ltd. ...................... 82,200 2,328,497
Dai Nippon Printing Co. Ltd. ................. 201,400 3,651,828
Daicel Corp. ............................ 478,500 4,317,559
Dai-Dan Co. Ltd. ......................... 338,100 5,098,101
Daido Steel Co. Ltd. ....................... 26,000 365,445
Daiichi Life Group, Inc. ..................... 727,800 8,775,349
Daiichi Sankyo Co. Ltd. ..................... 366,700 5,926,431
Daito Trust Construction Co. Ltd. .............. 121,100 2,564,256
Daiwa Securities Group, Inc. ................. 1,126,200 12,598,390
Dexerials Corp. .......................... 136,000 2,745,276
Disco Corp. ............................. 10,400 3,717,316
Ebara Corp. ............................ 182,400 6,192,040
ENEOS Holdings, Inc. ..................... 360,700 2,978,850
FANUC Corp. ........................... 8,500 342,512
Fast Retailing Co. Ltd. ..................... 30,500 14,934,913
Food & Life Companies Ltd. ................. 28,800 1,005,507
Fuji Electric Co. Ltd. ....................... 19,500 1,701,751
FUJIFILM Holdings Corp. ................... 235,700 5,548,289
Fujikura Ltd. ............................ 305,500 7,752,473
Fujitsu Ltd. ............................. 357,600 8,242,420
Furukawa Electric Co. Ltd. ................... 221,500 4,226,645
GMO Payment Gateway, Inc. ................. 18,100 1,127,870
Gunma Bank Ltd. (The) .................... 195,400 3,070,781

Schedule of Investments
(continued)
July 31, 2026
iShares
®
International Equity Factor ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Hachijuni Nagano Bank Ltd. ................. 45,100 $ 700,765
Hirose Electric Co. Ltd. ..................... 23,100 3,892,552
Hitachi Ltd. ............................. 649,600 21,287,740
Hokuhoku Financial Group, Inc. ............... 295,900 13,690,935
Honda Motor Co. Ltd. ...................... 425,000 4,283,839
Hoya Corp. ............................. 45,100 6,896,553
Ibiden Co. Ltd. ........................... 19,000 1,900,814
IHI Corp. .............................. 112,400 1,965,309
Isetan Mitsukoshi Holdings Ltd. ............... 203,100 4,533,059
ITOCHU Corp. .......................... 577,100 7,242,380
Iyogin Holdings, Inc. ....................... 237,800 5,350,372
Japan Post Bank Co. Ltd. ................... 526,400 10,178,011
Japan Post Holdings Co. Ltd. ................. 297,900 4,407,240
Japan Post Insurance Co. Ltd. ................ 440,500 4,850,389
Japan Real Estate Investment Corp. ............ 11,144 8,527,944
JX Advanced Metals Corp. .................. 31,100 720,530
Kamigumi Co. Ltd. ........................ 223,300 7,251,512
Kandenko Co. Ltd. ........................ 118,600 3,944,877
Kawasaki Heavy Industries Ltd. ............... 54,200 925,988
KDDI Corp. ............................. 23,300 429,273
Keyence Corp. .......................... 4,300 2,156,822
Kioxia Holdings Corp.
(a)
..................... 44,700 12,459,516
Kirin Holdings Co. Ltd. ..................... 30,100 556,842
Kobe Steel Ltd. .......................... 128,400 1,661,921
Kokuyo Co. Ltd. .......................... 673,100 3,832,383
Komatsu Ltd. ........................... 177,600 7,706,105
Konami Group Corp. ...................... 53,800 6,930,490
Kyowa Kirin Co. Ltd. ....................... 47,800 767,311
Kyushu Electric Power Co., Inc. ............... 330,300 3,659,404
Marubeni Corp. .......................... 156,300 5,051,720
Mazda Motor Corp. ....................... 113,200 825,295
Mitsubishi Electric Corp. .................... 234,400 8,443,812
Mitsubishi Estate Co. Ltd. ................... 192,800 4,680,638
Mitsubishi Gas Chemical Co., Inc. ............. 30,700 792,990
Mitsubishi Heavy Industries Ltd. ............... 499,800 11,676,491
Mitsubishi UFJ Financial Group, Inc. ............ 1,679,500 37,514,148
Mitsui & Co. Ltd. ......................... 233,800 7,173,983
Mitsui E&S Co. Ltd. ....................... 70,200 2,117,185
Mitsui Fudosan Co. Ltd. .................... 96,000 935,175
Mitsui Kinzoku Co. Ltd. ..................... 24,000 4,518,552
Mizuho Financial Group, Inc. ................. 642,300 33,299,524
Modec, Inc. ............................. 74,000 4,779,422
MS&AD Insurance Group Holdings, Inc. ......... 404,700 12,458,109
Murata Manufacturing Co. Ltd. ................ 124,200 5,659,088
NEC Corp. ............................. 192,200 5,711,926
Nexon Co. Ltd. .......................... 259,200 4,062,298
NHK Spring Co. Ltd. ....................... 46,300 1,026,451
Nintendo Co. Ltd. ......................... 138,500 6,606,745
Nippon Electric Glass Co. Ltd. ................ 189,100 6,229,461
Nippon Steel Corp. ........................ 122,700 499,858
Nissan Motor Co. Ltd.
(a) (c)
.................... 3,282,900 6,931,108
Nitto Denko Corp. ........................ 164,200 3,467,314
NOF Corp. ............................. 69,400 1,205,853
Nomura Holdings, Inc. ..................... 365,100 3,532,157
Nomura Real Estate Holdings, Inc. ............. 1,271,000 7,303,765
Nomura Real Estate Master Fund, Inc. .......... 584 558,562
Nomura Research Institute Ltd. ............... 158,700 4,694,909
Olympus Corp. .......................... 190,400 2,176,154
ORIX Corp. ............................. 106,300 4,290,197
Orix JREIT, Inc. .......................... 2,576 1,666,927
Otsuka Corp. ........................... 267,900 5,527,994
Otsuka Holdings Co. Ltd. ................... 89,500 6,205,876
Panasonic Holdings Corp. ................... 212,100 5,608,446
Persol Holdings Co. Ltd. .................... 366,000 606,837
Security Shares Value
a
Japan (continued)
Recruit Holdings Co. Ltd. ................... 260,400 $ 20,592,644
Renesas Electronics Corp. .................. 12,400 248,543
Ricoh Co. Ltd. ........................... 571,700 5,610,082
Ryohin Keikaku Co. Ltd. .................... 95,000 2,491,875
Sanrio Co. Ltd. .......................... 789,200 6,311,914
Santen Pharmaceutical Co. Ltd. ............... 828,900 9,786,158
Sanwa Holdings Corp. ..................... 297,700 6,381,516
SBI Holdings, Inc. ........................ 124,400 2,348,458
SCREEN Holdings Co. Ltd. .................. 97,500 7,437,751
Seiko Group Corp. ........................ 83,100 4,063,016
Shimamura Co. Ltd. ....................... 102,200 2,151,849
Shionogi & Co. Ltd. ....................... 32,900 594,874
Socionext, Inc. .......................... 117,300 1,377,222
SoftBank Group Corp. ..................... 460,400 14,340,299
Sompo Holdings, Inc. ...................... 92,600 4,111,125
Sony Group Corp. ........................ 578,900 13,528,235
Subaru Corp. ........................... 632,800 10,771,801
Sumitomo Corp. ......................... 587,600 6,099,263
Sumitomo Electric Industries Ltd. .............. 541,000 7,160,184
Sumitomo Mitsui Financial Group, Inc. ........... 742,500 31,904,414
Sumitomo Pharma Co. Ltd.
(a)
................. 649,500 5,061,646
Sumitomo Realty & Development Co. Ltd. ........ 60,800 1,362,791
Suzuken Co. Ltd. ......................... 172,900 5,516,027
Taisei Corp. ............................ 30,900 2,502,975
Takeda Pharmaceutical Co. Ltd. ............... 178,100 6,115,175
TDK Corp. ............................. 69,600 1,338,301
TISI, Inc. .............................. 171,500 4,111,602
Toho Gas Co. Ltd. ........................ 471,100 3,411,929
Tokio Marine Holdings, Inc. .................. 322,900 16,457,036
Tokyo Electron Ltd. ....................... 55,300 18,488,839
Tokyo Gas Co. Ltd. ....................... 127,600 4,925,980
Tokyo Ohka Kogyo Co. Ltd. .................. 79,100 4,283,885
Tokyo Tatemono Co. Ltd. .................... 357,300 7,539,481
TOPPAN Holdings, Inc. ..................... 175,600 4,923,974
Toyo Suisan Kaisha Ltd. .................... 14,600 947,325
Toyoda Gosei Co. Ltd. ..................... 192,200 6,635,407
Toyota Motor Corp. ....................... 1,240,500 23,476,047
Trend Micro, Inc. ......................... 77,500 3,122,619
USS Co. Ltd. ............................ 1,053,400 13,303,256
Yamaguchi Financial Group, Inc. .............. 61,700 1,140,909
Yamato Kogyo Co. Ltd. ..................... 21,900 1,843,633
Yamazaki Baking Co. Ltd. ................... 394,900 8,345,338
Yokogawa Electric Corp. .................... 263,300 9,390,515
881,224,525
a
Netherlands  —  5 .2%
ABN AMRO Bank N.V., CVA ................. 613,808 27,767,145
Adyen N.V.
(a) (b)
........................... 6,108 6,213,154
Akzo Nobel N.V. ......................... 104,649 7,329,878
ASM International N.V. ..................... 2,813 2,605,256
ASML Holding N.V. ....................... 51,587 85,012,534
EXOR N.V. ............................. 25,105 2,010,428
ING Groep N.V. .......................... 346,231 12,167,093
Koninklijke Ahold Delhaize N.V. ............... 370,977 14,698,935
Koninklijke BAM Groep N.V. ................. 664,827 8,915,716
Koninklijke KPN N.V. ...................... 570,486 2,693,744
NN Group N.V. .......................... 8,810 830,441
Prosus N.V.
(a)
........................... 158,967 7,387,641
Randstad N.V. ........................... 41,795 1,766,920
SBM Offshore N.V. ........................ 30,407 1,135,577
Signify N.V.
(b)
............................ 127,253 2,175,083
Wolters Kluwer N.V. ....................... 45,765 3,592,946
186,302,491
a

iShares
®
International Equity Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
New Zealand  —  0 .2%
Contact Energy Ltd. ....................... 119,865 $ 640,995
Fisher & Paykel Healthcare Corp. Ltd. ........... 256,644 6,138,100
6,779,095
a
Norway  —  1 .2%
DNB Bank ASA .......................... 238,293 7,672,702
Equinor ASA ............................ 412,257 16,923,524
Kongsberg Gruppen ASA ................... 202,209 6,319,631
Norsk Hydro ASA ......................... 483,673 4,461,412
Orkla ASA .............................. 263,191 2,923,510
Yara International ASA ..................... 109,293 5,155,548
43,456,327
a
Poland  —  0 .4%
Asseco Poland SA ........................ 37,168 1,990,636
Erste Bank Polska SA ...................... 10,391 2,048,645
LPP SA ............................... 840 4,886,177
Tauron Polska Energia SA ................... 2,249,292 5,432,487
14,357,945
a
Portugal  —  0 .1%
Galp Energia SGPS SA .................... 179,316 4,072,375
a
Singapore  —  1 .6%
ComfortDelGro Corp. Ltd.
(c)
.................. 4,949,900 5,173,935
DBS Group Holdings Ltd. ................... 209,400 12,081,689
NETLINK NBN TRUST ..................... 1,320,800 1,039,299
Oversea-Chinese Banking Corp. Ltd. ........... 444,600 10,098,299
Singapore Airlines Ltd. ..................... 1,164,100 6,983,204
Singapore Exchange Ltd. ................... 159,652 3,043,636
Singapore Technologies Engineering Ltd. ......... 424,800 3,337,988
Venture Corp. Ltd. ........................ 169,900 2,116,917
Wilmar International Ltd. .................... 764,300 2,337,306
Yangzijiang Shipbuilding Holdings Ltd. ........... 4,236,200 12,931,059
59,143,332
a
Spain  —  3 .8%
Acciona SA ............................. 21,037 5,786,121
ACS Actividades de Construccion y Servicios SA ... 39,594 5,047,081
Banco Bilbao Vizcaya Argentaria SA ............ 947,461 26,559,120
Banco de Sabadell SA ..................... 2,434,438 9,346,350
Banco Santander SA ...................... 1,202,754 17,105,892
CaixaBank SA ........................... 146,313 2,125,391
Endesa SA ............................. 209,083 10,181,281
Iberdrola SA ............................ 501,648 11,915,938
Indra Sistemas SA ........................ 26,096 1,715,722
Industria de Diseno Textil SA ................. 176,375 11,510,868
Naturgy Energy Group SA ................... 263,451 8,788,687
Repsol SA ............................. 720,526 21,991,193
Telefonica SA ........................... 1,327,140 5,479,350
Unicaja Banco SA
(b)
....................... 216,749 833,454
138,386,448
a
Sweden  —  2 .6%
Alfa Laval AB ........................... 119,085 7,047,219
H & M Hennes & Mauritz AB , Class B ........... 350,462 6,418,270
Investor AB , Class B ....................... 340,761 14,720,146
Loomis AB , Class B ....................... 69,012 3,808,392
Mycronic AB ............................ 55,871 1,846,090
Nordea Bank Abp ........................ 995,926 20,100,923
Octave Intelligence PLC
(a)
................... 66,037 1,183,814
Skandinaviska Enskilda Banken AB , Class A ...... 249,418 5,844,487
SSAB AB , Class B ........................ 1,030,917 10,858,485
Svenska Handelsbanken AB , Class A ........... 117,389 1,794,943
Tele2 AB , Class B ........................ 44,924 778,267
Telefonaktiebolaget LM Ericsson , Class B ........ 746,155 7,339,692
Security Shares Value
a
Sweden (continued)
Telia Co. AB ............................ 845,005 $ 3,915,926
Trelleborg AB , Class B ..................... 20,451 909,130
Volvo AB , Class B ........................ 224,745 8,596,885
95,162,669
a
Switzerland  —  8 .2%
ABB Ltd. , Registered ...................... 381,845 37,672,407
Adecco Group AG , Registered ................ 146,325 4,089,965
Alcon AG .............................. 78,605 5,398,530
Cie Financiere Richemont SA , Class A, Registered .. 63,963 15,117,126
Galderma Group AG
(a)
..................... 19,442 4,230,799
Geberit AG , Registered ..................... 1,873 1,234,120
Holcim AG
(a)
............................ 48,634 4,417,140
Julius Baer Group Ltd. ..................... 5,039 443,032
Kuehne + Nagel International AG , Registered ...... 10,576 2,693,302
Logitech International SA , Registered ........... 81,412 8,314,631
Nestle SA , Registered ..................... 341,250 34,108,271
Novartis AG , Registered .................... 490,930 76,777,404
Roche Holding AG , NVS .................... 88,171 38,538,872
Schindler Holding AG , Participation Certificates , NVS 19,914 6,268,529
SGS SA , Registered ....................... 40,593 4,810,123
Swiss Life Holding AG , Registered ............. 507 598,259
Swiss Re AG ............................ 12,706 2,114,469
Swissquote Group Holding SA , Registered ........ 21,697 1,130,401
Temenos AG , Registered ................... 4,091 340,308
UBS Group AG , Registered .................. 487,709 25,779,143
VZ Holding AG .......................... 37,862 7,264,142
Zurich Insurance Group AG .................. 20,869 15,896,504
297,237,477
a
United Kingdom  —  12 .7%
Aberdeen Group PLC ...................... 3,027,472 9,854,639
Airtel Africa PLC
(b)
........................ 1,243,952 5,615,071
Anglo American PLC ...................... 34,700 1,756,566
AstraZeneca PLC ........................ 174,819 29,738,513
Aviva PLC ............................. 582,329 5,450,133
Babcock International Group PLC .............. 82,988 1,259,802
BAE Systems PLC ........................ 534,299 15,125,647
Balfour Beatty PLC ....................... 1,266,945 14,769,709
Barclays PLC ........................... 1,809,635 12,438,596
BP PLC ............................... 2,534,654 19,043,282
British American Tobacco PLC ................ 96,821 5,873,252
British Land Co. PLC (The) .................. 848,868 5,075,916
BT Group PLC .......................... 319,190 864,251
Burberry Group PLC
(a)
..................... 252,172 4,064,612
Centrica PLC ........................... 3,573,761 7,465,635
Coca-Cola HBC AG , Class DI
(a)
............... 188,123 12,685,097
Compass Group PLC ...................... 132,669 4,213,017
Computacenter PLC ....................... 5,158 319,639
Convatec Group PLC
(b)
..................... 605,350 1,829,169
Diageo PLC ............................ 96,443 2,118,693
Drax Group PLC ......................... 872,446 8,671,818
Fresnillo PLC ........................... 161,008 5,423,704
Glencore PLC
(a)
.......................... 1,452,467 10,697,928
Greatland Resources Ltd.
(a)
.................. 37,826 261,573
GSK PLC .............................. 730,657 18,999,169
Hochschild Mining PLC ..................... 240,028 1,409,300
HSBC Holdings PLC ...................... 2,015,119 42,912,581
IG Group Holdings PLC .................... 67,884 1,335,764
Imperial Brands PLC ...................... 81,621 3,097,587
Inchcape PLC ........................... 226,031 2,554,351
InterContinental Hotels Group PLC ............. 32,459 5,248,851
Investec PLC ........................... 949,953 8,314,164
JD Sports Fashion PLC .................... 597,773 724,742
Kingfisher PLC .......................... 1,597,155 6,663,234

Schedule of Investments
(continued)
July 31, 2026
iShares
®
International Equity Factor ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
Land Securities Group PLC .................. 739,237 $ 7,041,184
Lion Finance Group PLC .................... 20,755 3,260,219
Lloyds Banking Group PLC .................. 2,534,897 3,917,979
Marks & Spencer Group PLC ................. 1,396,003 7,631,071
Melrose Industries PLC ..................... 157,108 966,415
NatWest Group PLC ....................... 1,100,281 10,378,548
Next PLC .............................. 40,464 8,103,242
Pearson PLC ........................... 295,665 4,989,243
Plus500 Ltd. ............................ 180,125 9,492,056
Reckitt Benckiser Group PLC ................. 22,258 1,570,911
RELX PLC ............................. 22,765 800,689
Rio Tinto PLC ........................... 94,796 9,211,291
Rolls-Royce Holdings PLC .................. 1,074,205 21,430,027
Sage Group PLC (The) ..................... 1,098,459 14,469,970
Serco Group PLC ........................ 283,838 924,224
Shell PLC .............................. 517,195 23,714,795
Standard Chartered PLC .................... 233,239 6,896,319
Tesco PLC ............................. 2,110,876 13,894,120
TUI AG ............................... 958,151 8,344,816
Unilever PLC ........................... 115,166 7,327,735
Vodafone Group PLC ...................... 9,363,880 14,860,384
Wise Group PLC , Class A
(a)
.................. 228,911 2,734,107
WPP PLC .............................. 105,965 428,023
Zegona Communications PLC ................ 20,838 411,241
458,674,614
a
United States  —  0 .1%
Samsonite Group SA
(b)
..................... 1,092,300 1,965,662
a
Total Common Stocks — 99.4%
(Cost: $ 2,670,300,803 ) ............................... 3,593,143,631
a
Preferred Stocks
Germany  —  0 .1%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 109,760 5,373,451
a
Total Preferred Stocks — 0.1%
(Cost: $ 7,855,862 ) .................................. 5,373,451
Security Shares Value
a
Warrants
Canada  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (d)
............................ 1,793 $ —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.5%
(Cost: $ 2,678,156,665 ) ............................... 3,598,517,082
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 20,229,684 20,235,753
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 495,676 495,676
a
Total Short-Term Securities — 0.6%
(Cost: $ 20,730,751 ) ................................. 20,731,429
Total Investments —  100.1%
(Cost: $ 2,698,887,416 ) ............................... 3,619,248,511
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (2,842,558)
Net Assets — 100.0% ................................. $ 3,616,405,953
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,500,188  $ 8,739,970
(a)
$ —  $ (4,795) $ 390  $ 20,235,753  20,229,684  $ 126,671
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 330,000  165,676
(a)
—  —  —  495,676  495,676  31,395  —
$ —  $ (4,795) $ 390
$ 20,731,429
$ 158,066  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
International Equity Factor ETF
Schedule of Investments
(continued)
July 31, 2026
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 20 09/10/26 $ 4,943 $ (30,550)
SPI 200 Index ....................................................................... 16 09/17/26 2,517 33,359
Euro STOXX 50 Index ................................................................. 81 09/18/26 5,953 60,603
FTSE 100 Index ..................................................................... 29 09/18/26 4,250 147,597
$ 211,009
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 241,559 $ — $ — $ — $ 241,559
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 30,550 $ — $ — $ — $ 30,550
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 3,774,355 $ — $ — $ — $ 3,774,355
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 45,793 $ — $ — $ — $ 45,793
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 18,534,981
a

Schedule of Investments
(continued)
July 31, 2026
iShares
®
International Equity Factor ETF
18
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................... $ 339,819,125 $ 3,253,324,506 $ — $ 3,593,143,631
Preferred Stocks ............................................... — 5,373,451 — 5,373,451
Warrants .................................................... — — — —
Short-Term Securities
Money Market Funds ............................................ 20,731,429 — — 20,731,429
$ 360,550,554 $ 3,258,697,957 $ — $ 3,619,248,511
Derivative Financial Instruments
(a)
Assets
Equity Contracts ................................................. $ 93,962 $ 147,597 $ — $ 241,559
Liabilities
Equity Contracts ................................................. — (30,550) — (30,550)
$ 93,962 $ 117,047 $ — $ 211,009
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  7 .2%
4DMedical Ltd.
(a) (b)
........................ 39,408 $ 100,233
Abacus Group
(a)
.......................... 152,856 101,707
Accent Group Ltd.
(a)
....................... 157,386 76,618
Adairs Ltd.
(a)
............................ 159,164 160,001
AGL Energy Ltd. ......................... 49,042 285,367
Amotiv Ltd. ............................. 26,564 131,095
AMP Ltd. .............................. 416,858 628,112
Ansell Ltd. ............................. 4,317 99,143
Articore Group Ltd.
(b)
...................... 555,919 111,484
Aurelia Metals Ltd.
(b)
....................... 823,062 182,252
Austal Ltd.
(b)
............................ 17,222 43,434
Austin Engineering Ltd.
(a)
.................... 414,960 42,157
Bisalloy Steel Group Ltd. .................... 116,620 400,934
Bravura Solutions Ltd. ..................... 184,293 329,097
BWP Property Group Ltd. ................... 107,792 294,132
Caravel Minerals Ltd.
(b)
..................... 385,165 73,956
Challenger Ltd. .......................... 59,191 406,757
Champion Iron Ltd. ....................... 53,274 126,678
Clinuvel Pharmaceuticals Ltd. ................ 18,682 118,964
Coast Entertainment Holdings Ltd.
(a) (b)
........... 496,728 181,179
Collins Foods Ltd. ........................ 45,278 260,839
Cuscal Ltd. ............................. 571,722 2,020,440
Dalrymple Bay Infrastructure Ltd. .............. 662,085 2,601,001
Data#3 Ltd. ............................. 63,054 432,573
Deterra Royalties Ltd. ...................... 716,658 2,181,634
DigiCo Infrastructure REIT ................... 64,506 114,837
Downer EDI Ltd. ......................... 121,146 659,082
Eagers Automotive Ltd. ..................... 7,813 128,451
Elders Ltd. ............................. 26,418 104,243
Elsight Ltd.
(b)
............................ 117,499 462,772
European Lithium Ltd.
(a) (b)
................... 221,265 40,307
FleetPartners Group Ltd. .................... 534,794 1,060,778
Fleetwood Ltd.
(a)
......................... 266,082 441,370
G8 Education Ltd.
(a)
....................... 1,140,065 119,845
GenusPlus Group Ltd. ..................... 271,231 1,666,402
GR Engineering Services Ltd. ................ 378,910 1,513,634
GrainCorp Ltd. , Class A .................... 287,246 1,127,032
Grange Resources Ltd.
(b)
.................... 1,618,236 158,889
Growthpoint Properties Australia Ltd. ............ 64,256 100,625
GWA Group Ltd.
(a)
........................ 402,700 676,361
Healius Ltd.
(a) (b)
.......................... 2,125,541 558,433
Helia Group Ltd. ......................... 517,594 1,820,544
HomeCo Daily Needs REIT .................. 565,882 502,802
Horizon Oil Ltd.
(a)
......................... 2,954,372 457,346
IGO Ltd.
(b)
.............................. 154,149 741,891
Inghams Group Ltd. ....................... 291,998 461,411
Karoon Energy Ltd. ....................... 252,362 312,829
Kingsgate Consolidated Ltd. ................. 166,255 470,179
Kogan.com Ltd.
(a)
......................... 172,495 518,710
L1 Group Ltd.
(a)
.......................... 257,797 186,407
LDR Capital Property Fund
(a)
................. 355,076 132,420
Lion Rock Minerals Ltd.
(b)
................... 6,047,645 80,853
Liontown Ltd.
(b)
.......................... 74,730 50,546
Macmahon Holdings Ltd. .................... 2,744,846 1,779,130
Mayne Pharma Group Ltd.
(a) (b)
................ 62,178 116,495
McMillan Shakespeare Ltd.
(a)
................. 81,152 1,112,792
Metals X Ltd.
(a) (b)
......................... 710,966 786,178
Metcash Ltd. ............................ 226,962 484,610
MGX Resources Ltd.
(a) (b)
.................... 1,807,801 413,419
MotorCycle Holdings Ltd.
(a)
.................. 160,700 287,214
Neuren Pharmaceuticals Ltd.
(b)
................ 49,626 625,533
New Hope Corp. Ltd. ...................... 115,875 423,169
Security Shares Value
a
Australia (continued)
nib holdings Ltd. ......................... 21,767 $ 114,539
Nine Entertainment Co. Holdings Ltd. ........... 274,840 184,782
NRW Holdings Ltd. ....................... 430,047 2,106,780
Nufarm Ltd.
(b)
........................... 70,686 148,606
Nuix Ltd.
(b)
............................. 55,146 49,567
Orora Ltd. .............................. 69,476 70,922
Orthocell Ltd.
(a) (b)
......................... 328,668 168,348
Pacific Current Group Ltd. ................... 31,324 249,958
Perenti Ltd. ............................. 245,689 364,572
PEXA Group Ltd.
(b)
........................ 31,410 163,157
Pinnacle Investment Management Group Ltd. ...... 5,330 59,487
Region Group ........................... 268,368 448,672
Regis Healthcare Ltd. ...................... 94,288 412,420
Regis Resources Ltd. ...................... 108,698 465,793
Reliance Worldwide Corp. Ltd. ................ 46,580 114,566
Servcorp Ltd. ........................... 76,881 349,469
Shape Australia Pty Ltd.
(a)
................... 173,106 771,941
Sims Ltd. .............................. 68,847 1,229,717
SKS Technologies Group Ltd. ................ 240,346 1,224,993
Southern Cross Electrical Engineering Ltd. ........ 98,761 300,611
Southern Cross Media Group Ltd.
(a)
............ 492,612 186,727
SRG Global Ltd. ......................... 80,617 189,702
Stanmore Resources Ltd. ................... 221,271 358,365
Steadfast Group Ltd. ...................... 107,398 383,814
Super Retail Group Ltd. .................... 111,190 1,037,031
Tabcorp Holdings Ltd. ...................... 1,174,210 735,741
Telix Pharmaceuticals Ltd.
(a) (b)
................ 51,629 512,974
Temple & Webster Group Ltd.
(a) (b)
.............. 13,348 51,693
Tuas Ltd.
(b)
............................. 41,580 62,808
Ventia Services Group Pty Ltd. ................ 313,374 1,278,037
Virgin Australia Holdings Ltd.
(b)
................ 355,994 693,517
Weebit Nano Ltd.
(a) (b)
...................... 24,234 73,451
Whitehaven Coal Ltd. ...................... 98,814 487,998
Zip Co. Ltd.
(b)
........................... 67,578 120,987
47,259,071
a
Austria  —  0 .4%
AT&S Austria Technologie & Systemtechnik AG
(b)
... 1,639 250,999
FACC AG .............................. 10,430 199,871
Oesterreichische Post AG ................... 10,575 397,335
Porr AG ............................... 41,014 1,781,257
Zumtobel Group AG ....................... 57,580 267,585
2,897,047
a
Belgium  —  0 .8%
Barco N.V. ............................. 18,682 169,270
Bekaert SA ............................. 21,061 967,892
bpost SA
(b)
............................. 268,948 466,101
Deceuninck N.V. ......................... 19,293 48,757
Deme Group N.V. ........................ 1,404 267,855
Fluxys Belgium SA
(a)
....................... 9,778 228,893
Ion Beam Applications ..................... 11,238 205,237
Proximus SADP .......................... 141,325 1,047,075
Solvay SA , Class A ....................... 30,066 921,506
Umicore SA ............................ 47,091 1,175,385
5,497,971
a
Canada  —  10 .1%
5N Plus, Inc.
(b)
........................... 11,408 265,130
A&W Food Services of Canada, Inc.
(a)
........... 13,468 357,488
AGF Management Ltd. , Class B , NVS ........... 49,650 800,435
Americas Gold & Silver Corp.
(a) (b)
.............. 14,304 54,385
Amerigo Resources Ltd. .................... 150,937 713,851
Aritzia, Inc.
(b)
............................ 11,012 1,097,233
Atco Ltd. , Class I , NVS ..................... 40,868 2,326,693

Schedule of Investments
(continued)
July 31, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Canada (continued)
B2Gold Corp. ........................... 71,956 $ 269,479
Bausch Health Companies, Inc.
(b)
.............. 79,984 551,090
Baytex Energy Corp. ...................... 76,920 350,622
Bird Construction, Inc. ..................... 3,836 182,982
BlackBerry Ltd.
(b)
......................... 121,584 1,034,702
Boardwalk REIT ......................... 18,244 862,193
Brookfield Renewable Corp. ................. 11,366 379,056
Brookfield Wealth Solutions Ltd.
(a) (b)
............. 1,604 69,419
BRP, Inc. .............................. 7,442 459,840
Canacol Energy Ltd.
(a) (b) (c)
................... 58,240 —
Canadian Tire Corp. Ltd. , Class A , NVS .......... 10,365 1,512,772
Canadian Utilities Ltd. , Class A , NVS ............ 19,412 771,578
Capital Power Corp.
(a)
...................... 21,746 1,021,799
Cascades, Inc. .......................... 69,966 672,284
Centerra Gold, Inc. ........................ 171,502 2,948,388
Chemtrade Logistics Income Fund ............. 96,186 1,122,519
Choice Properties REIT .................... 20,178 229,726
Cogeco Communications, Inc. ................ 8,681 365,979
Cogeco, Inc. ............................ 11,676 485,081
Colliers International Group, Inc. ............... 3,064 301,275
CT REIT
(a)
............................. 166,976 2,220,232
Definity Financial Corp. ..................... 4,896 279,507
Descartes Systems Group, Inc. (The)
(b)
.......... 5,254 394,579
Discovery Mining Ltd.
(b)
..................... 59,404 370,785
Docebo, Inc.
(a) (b)
.......................... 28,039 579,241
DPM Metals, Inc. ......................... 73,416 2,580,833
Eldorado Gold Corp. ....................... 41,201 1,243,510
Empire Co. Ltd. , Class A , NVS ................ 36,411 1,332,702
Enerflex Ltd. ............................ 12,069 268,784
Energy Fuels, Inc.
(a) (b)
...................... 4,479 51,313
Ensign Energy Services, Inc.
(b)
................ 135,304 336,848
EQB, Inc. .............................. 3,583 363,169
Extendicare, Inc. ......................... 30,504 772,038
Finning International, Inc. ................... 49,555 3,283,989
First Capital REIT ........................ 43,874 717,645
Frontera Energy Corp. ..................... 81,590 520,323
G Mining Ventures Corp.
(b)
................... 15,640 476,725
Gibson Energy, Inc. ....................... 35,685 816,872
Groupe Dynamite, Inc. ..................... 13,193 532,764
H&R REIT ............................. 45,289 356,019
Hammond Power Solutions, Inc. , Class A ......... 2,167 387,520
Kinaxis, Inc.
(b)
........................... 1,020 122,238
Labrador Iron Ore Royalty Corp. ............... 30,066 573,717
Lassonde Industries, Inc. , Class A ............. 3,721 576,472
Leon's Furniture Ltd. ...................... 27,586 484,283
Liberty Gold Corp.
(a) (b)
...................... 289,507 278,799
Lightspeed Commerce, Inc.
(b)
................. 10,946 110,409
Linamar Corp. ........................... 6,568 484,407
Major Drilling Group International, Inc.
(b)
.......... 54,832 544,467
Martinrea International, Inc.
(a)
................. 42,620 309,803
Mattr Corp.
(b)
............................ 29,336 359,520
MDA Space Ltd.
(b)
........................ 33,260 1,006,923
Methanex Corp. .......................... 16,790 933,130
Morguard North American Residential REIT
(a)
...... 38,123 441,915
Mullen Group Ltd. ........................ 22,059 433,202
NGEx Minerals Ltd.
(b)
...................... 37,124 663,378
North West Co., Inc. (The) ................... 9,263 336,001
Northern Dynasty Minerals Ltd.
(a) (b)
............. 133,844 187,134
Novagold Resources, Inc.
(b)
.................. 58,334 339,555
Obsidian Energy Ltd.
(b)
..................... 19,668 211,152
OceanaGold Corp. ........................ 37,838 912,312
Onex Corp. ............................. 17,806 1,363,410
Open Text Corp. ......................... 58,050 1,471,696
OR Royalties, Inc. ........................ 15,470 459,735
Security Shares Value
a
Canada (continued)
Parex Resources, Inc. ..................... 9,924 $ 171,883
Pason Systems, Inc. ....................... 67,578 597,758
Peyto Exploration & Development Corp.
(a)
........ 10,717 196,703
PHX Energy Services Corp. .................. 25,702 195,077
PrairieSky Royalty Ltd. ..................... 38,094 942,126
Precision Drilling Corp.
(b)
.................... 11,384 885,156
Primaris REIT ........................... 40,041 654,378
Quebecor, Inc. , Class B .................... 2,772 128,273
Real Matters, Inc.
(b)
....................... 70,936 242,888
RFA Financial, Inc.
(a)
....................... 14,422 262,237
Rockpoint Gas Storage, Inc. , Class A ........... 20,580 387,127
Russel Metals, Inc.
(a)
...................... 34,300 1,645,695
Secure Waste Infrastructure Corp.
(a)
............ 49,626 855,273
Sienna Senior Living, Inc. ................... 16,784 266,873
Silvercorp Metals, Inc. ..................... 17,660 164,147
Skeena Resources Ltd.
(b)
................... 18,617 493,895
Solaris Resources, Inc.
(b)
.................... 30,200 227,063
South Bow Corp. ......................... 18,098 671,066
Spin Master Corp.
(d)
....................... 25,834 379,259
Sprott, Inc. ............................. 3,029 311,316
SSR Mining, Inc.
(b)
........................ 23,772 609,039
Stella-Jones, Inc. ......................... 1,604 88,493
Superior Plus Corp. ....................... 28,462 162,019
Torex Gold Resources, Inc. .................. 20,786 799,946
TransAlta Corp. .......................... 60,316 755,537
Transcontinental, Inc. , Class A
(a)
............... 48,339 184,135
Trican Well Service Ltd. .................... 276,401 1,167,239
Triple Flag Precious Metals Corp. .............. 22,330 641,459
Troilus Mining Corp.
(a) (b)
..................... 66,752 77,140
Valeura Energy, Inc.
(b)
...................... 120,575 1,076,862
Vermilion Energy, Inc. ...................... 39,408 468,899
West Fraser Timber Co. Ltd. ................. 3,356 217,325
Westshore Terminals Investment Corp. .......... 31,764 908,611
66,529,952
a
China  —  0 .8%
Duality Biotherapeutics, Inc.
(b)
................ 13,900 323,181
Goodbaby International Holdings Ltd. ........... 1,598,000 181,053
HBM Holdings Ltd.
(b) (d)
...................... 436,000 677,122
HUTCHMED China Ltd.
(a) (b)
.................. 218,000 492,852
Minth Group Ltd. ......................... 28,700 101,665
Mobvista, Inc.
(b) (d)
......................... 335,000 478,025
TCL Electronics Holdings Ltd.
(b)
............... 731,000 1,504,096
Wasion Holdings Ltd. ...................... 580,000 1,305,382
XtalPi Holdings Ltd.
(a) (b)
..................... 144,000 125,673
5,189,049
a
Denmark  —  2 .6%
AL Sydbank ............................ 25,849 2,489,099
ALK-Abello A.S. .......................... 17,718 605,998
Chemometec A.S. ........................ 3,731 249,017
D/S Norden A.S. ......................... 9,693 504,744
Demant A.S.
(a) (b)
.......................... 8,756 378,994
GN Store Nord A.S.
(a) (b)
..................... 7,006 105,698
Gubra A.S.
(a) (b)
........................... 15,356 917,570
H Lundbeck A.S. ......................... 11,119 71,138
ISS A.S. ............................... 76,628 3,396,254
NKT A.S.
(b)
............................. 17,076 2,330,660
Pandora A.S. ........................... 7,442 931,951
Per Aarsleff Holding A.S. .................... 10,079 1,122,613
Ringkjoebing Landbobank A.S. ................ 3,302 887,274
ROCKWOOL A.S. , Class B .................. 10,654 340,406
Royal Unibrew A.S. ....................... 7,062 529,763
Saniona AB
(b)
........................... 212,230 316,298
Scandinavian Tobacco Group A.S.
(d)
............ 48,020 533,059

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Denmark (continued)
Solar A.S. , Class B
(a) (b)
..................... 17,660 $ 596,555
Zealand Pharma A.S.
(b)
..................... 19,186 901,920
17,209,011
a
Finland  —  1 .1%
Endomines Finland OYJ
(a) (b)
.................. 10,284 89,154
Harvia OYJ ............................. 1,750 83,489
Hiab OYJ , Class B ........................ 16,200 1,100,908
HKFoods OYJ , Class A
(a)
.................... 148,479 278,821
Kemira OYJ ............................ 51,230 1,005,536
Konecranes OYJ ......................... 65,411 2,040,546
Marimekko OYJ .......................... 45,100 548,859
Nokian Renkaat OYJ ...................... 40,868 719,193
Outokumpu OYJ ......................... 107,424 646,933
Puuilo OYJ ............................. 7,513 148,298
Tekova OYJ ............................ 77,740 109,015
Tieto OYJ .............................. 9,845 210,725
YIT OYJ
(b)
.............................. 40,915 138,262
7,119,739
a
France  —  5 .6%
Abivax SA
(a) (b)
........................... 10,082 1,251,241
Alstom SA
(b)
............................ 38,714 717,213
Alten SA ............................... 1,166 101,399
Amoeba SAS
(a) (b)
......................... 92,684 77,311
Arkema SA ............................. 2,626 178,864
Atos Group
(a) (b)
........................... 1,312 48,607
Ayvens SA
(d)
............................ 44,078 594,071
Canal+ SA ............................. 166,538 592,435
Carmila SA ............................. 11,738 229,208
Carrefour SA ............................ 64,950 1,191,961
Cegedim SA
(b)
........................... 6,258 72,691
Cie des Alpes ........................... 23,545 554,732
Coface SA ............................. 86,552 1,579,748
Criteo SA
(a) (b)
............................ 19,511 425,730
DELFINGEN ............................ 1,788 60,824
Derichebourg SA ......................... 82,609 889,370
Edenred SE ............................ 31,672 1,042,793
Elis SA ................................ 3,586 102,860
Eurazeo SE ............................ 11,150 613,088
Euronext N.V.
(d)
.......................... 11,393 2,083,163
Exail Technologies SA , NVS
(a) (b)
............... 2,334 336,152
FDJ UNITED
(a)
.......................... 45,599 1,153,745
Forvia SE
(b)
............................. 27,878 288,006
Gaztransport Et Technigaz SA ................ 8,026 1,814,030
Gecina SA ............................. 20,020 1,734,391
ICADE ................................ 25,407 566,778
Interparfums SA .......................... 5,056 143,522
Inventiva SACA
(b) (d)
........................ 17,398 77,133
IPSOS SA ............................. 14,886 615,011
Kaufman & Broad SA ...................... 9,538 279,304
Klepierre SA ............................ 57,652 2,618,613
Lagardere SA ........................... 7,964 165,152
LISI SA ............................... 1,043 76,603
Louis Hachette Group , NVS .................. 519,760 1,056,195
Mercialys SA ............................ 68,369 947,731
Mersen SA ............................. 2,334 100,539
Nanobiotix SA
(b)
.......................... 16,981 660,293
Nexans SA ............................. 5,478 834,416
Nexity SA
(a) (b)
............................ 12,114 98,942
Opmobility ............................. 17,806 264,416
Renault SA ............................. 41,915 1,323,519
Rexel SA .............................. 47,874 1,986,565
SCOR SE .............................. 27,586 1,091,334
Semco Technologies SAS ................... 596 27,666
Security Shares Value
a
France (continued)
Sogeclair .............................. 2,980 $ 113,401
SOITEC
(b)
.............................. 447 54,456
Sopra Steria Group ....................... 1,230 261,082
SPIE SA ............................... 11,822 635,796
Technip Energies N.V. ..................... 12,260 424,033
Teleperformance SE ....................... 5,254 418,047
Television Francaise 1 SA ................... 97,354 798,081
THX Pharma SACA
(b)
...................... 41,014 203,370
Trigano SA ............................. 1,604 280,185
Valeo SE .............................. 41,306 714,672
Vicat SACA ............................. 13,720 1,038,650
Virbac SACA ............................ 728 283,488
Viridien
(b)
.............................. 1,908 205,167
Vivendi SE ............................. 198,042 365,484
Vusion
(a)
............................... 2,209 332,036
Wendel SE ............................. 1,404 136,160
Worldline SA
(a) (b) (d)
........................ 6,163 87,651
37,019,124
a
Germany  —  5 .1%
AIXTRON SE ........................... 8,371 353,099
Alzchem Group AG ....................... 3,207 571,571
Aroundtown SA
(b)
......................... 50,792 127,761
Atoss Software SE ........................ 7,880 767,674
Aumovio SE
(b)
........................... 15,616 721,038
Aurubis AG ............................. 9,154 1,926,201
Auto1 Group SE
(a) (b)
....................... 16,492 433,096
Basler AG .............................. 2,682 77,531
Bechtle AG ............................. 8,097 339,069
Bilfinger SE ............................. 8,172 781,537
Brenntag SE ............................ 3,940 277,835
CTS Eventim AG & Co. KGaA ................ 5,478 369,605
Daldrup & Soehne AG ..................... 8,940 238,878
Delivery Hero SE , Class A
(b) (d)
................. 32,694 1,425,223
Deutsche Lufthansa AG , Registered ............ 47,728 500,811
Deutsche Pfandbriefbank AG
(a) (b) (d)
............. 107,862 426,116
Deutz AG
(a)
............................. 46,879 534,894
Duerr AG .............................. 11,238 232,040
DWS Group GmbH & Co. KGaA
(d)
............. 1,549 130,656
flatexDEGIRO SE ........................ 39,629 1,668,583
Freenet AG ............................. 38,413 1,079,445
Friedrich Vorwerk Group SE ................. 9,194 698,335
GEA Group AG .......................... 22,184 1,575,985
Heidelberger Druckmaschinen AG
(a) (b)
........... 138,795 216,916
HelloFresh SE
(a) (b)
........................ 32,766 129,082
Hensoldt AG
(a)
........................... 3,511 322,517
HUGO BOSS AG
(a)
........................ 25,271 1,109,749
Innoscripta SE ........................... 874 73,348
Jumia Technologies AG , ADR
(a) (b)
.............. 72,265 429,977
K+S AG , Registered
(a)
...................... 19,006 318,788
KION Group AG .......................... 3,064 138,654
Krones AG ............................. 5,692 733,561
LANXESS AG ........................... 8,318 158,887
MLP SE
(a)
.............................. 22,094 197,107
Mutares SE & Co. KGaA .................... 5,254 161,831
Nemetschek SE .......................... 7,006 472,237
Nordex SE
(b)
............................ 33,692 1,505,347
PATRIZIA SE ........................... 22,476 188,924
ProSiebenSat.1 Media SE ................... 27,732 116,047
Puma SE
(b)
............................. 6,324 201,735
PVA TePla AG
(b)
.......................... 5,441 209,010
QIAGEN N.V. ........................... 41,802 1,720,105
Rational AG ............................ 326 253,809
RENK Group AG ......................... 10,977 609,185
SAF-Holland SE ......................... 28,898 722,422

Schedule of Investments
(continued)
July 31, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
Salzgitter AG ............................ 19,484 $ 1,167,302
Schaeffler AG ........................... 92,914 765,860
Scout24 SE
(d)
........................... 13,720 1,176,265
SGL Carbon SE
(b)
........................ 26,159 113,453
Sixt SE ............................... 3,794 314,067
SMA Solar Technology AG
(a) (b)
................ 4,429 271,747
SUSS MicroTec SE ....................... 1,769 153,140
TAG Immobilien AG ....................... 13,772 220,068
TeamViewer SE
(b) (d)
....................... 25,834 180,401
thyssenkrupp AG ......................... 59,258 831,560
Tkms AG& Co. KGaA
(b)
..................... 5,847 557,035
United Internet AG , Registered ................ 12,198 333,226
Wacker Chemie AG
(b)
...................... 1,604 164,288
Westwing Group SE
(b)
...................... 30,694 473,083
Zalando SE
(b) (d)
.......................... 45,246 1,475,707
33,443,423
a
Hong Kong  —  1 .8%
AGTech Holdings Ltd.
(a) (b)
................... 3,892,000 361,983
ASMPT Ltd. ............................ 14,900 285,924
Best Pacific International Holdings Ltd. .......... 288,000 87,331
Canbridge Pharmaceuticals, Inc.
(b)
............. 585,000 148,395
Champion REIT .......................... 874,000 259,349
Chow Sang Sang Holdings International Ltd. ...... 439,000 651,220
CMBC Capital Holdings Ltd.
(b)
................ 894,000 102,596
Crystal International Group Ltd.
(a) (d)
............. 218,000 179,728
CSC Holdings Ltd.
(b)
....................... 11,920,000 31,919
DFI Retail Group Holdings Ltd. ................ 131,800 521,104
Emperor Capital Group Ltd.
(b)
................. 13,128,000 111,816
Emperor Watch & Jewellery Ltd. ............... 8,740,000 305,248
EVA Precision Industrial Holdings Ltd.
(a)
.......... 3,208,000 326,947
First Pacific Co. Ltd. ....................... 1,438,000 1,026,403
Giordano International Ltd.
(a)
................. 2,332,000 416,301
HashKey Holdings Ltd.
(b)
.................... 116,000 27,219
Hong Kong Technology Venture Co. Ltd.
(a) (b)
....... 1,174,000 158,681
Impro Precision Industries Ltd.
(d)
............... 144,000 132,989
Insilico Medicine Cayman TopCo
(a) (b)
............ 72,000 419,727
Johnson Electric Holdings Ltd. ................ 218,000 517,141
KLN Logistics Group Ltd.
(a)
.................. 72,000 54,965
Melco International Development Ltd.
(b)
.......... 436,000 204,678
Melco Resorts & Entertainment Ltd. , ADR
(b)
....... 7,748 44,396
MGM China Holdings Ltd. ................... 232,800 336,963
Midland Holdings Ltd. ...................... 1,164,000 335,080
Modern Dental Group Ltd. ................... 290,000 284,390
New World Development Co. Ltd.
(a) (b)
............ 144,000 126,369
PAX Global Technology Ltd. .................. 290,000 145,695
PCCW Ltd. ............................. 144,000 107,933
Solomon Systech International Ltd.
(a) (b)
........... 4,960,000 170,755
Stella International Holdings Ltd. .............. 364,000 676,469
Texwinca Holdings Ltd. ..................... 2,040,000 294,231
TS Lines Ltd.
(a)
.......................... 290,000 328,770
United Laboratories International Holdings Ltd. (The)
(a)
580,000 659,947
Valuetronics Holdings Ltd.
(a)
.................. 867,800 724,221
Victory Securities Holdings Co. Ltd. ............ 290,000 164,554
VSTECS Holdings Ltd. ..................... 576,000 688,794
VTech Holdings Ltd.
(a)
...................... 87,100 574,223
11,994,454
a
Ireland  —  0 .2%
Cairn Homes PLC ........................ 75,752 213,264
Glanbia PLC ............................ 21,164 561,868
Glenveagh Properties PLC
(b) (d)
................ 174,817 483,236
1,258,368
a
Security Shares Value
a
Israel  —  1 .3%
Africa Israel Residences Ltd.
(a)
................ 3,004 $ 213,038
Altshuler Shaham Finance Ltd.
(a)
.............. 64,960 135,869
Aryt Industries Ltd. ........................ 43,371 358,008
Ashdod Refinery Ltd.
(a) (b)
.................... 27,163 1,044,713
AudioCodes Ltd. ......................... 33,570 313,463
Brainsway Ltd.
(b)
......................... 8,610 137,982
Cellcom Israel Ltd. ........................ 8,172 88,175
Delek Automotive Systems Ltd.
(b)
.............. 78,380 434,031
El Al Israel Airlines ........................ 28,462 126,385
Electra Consumer Products 1970 Ltd.
(a)
.......... 4,604 108,232
Equital Ltd.
(b)
............................ 1 38
IDI Insurance Co. Ltd.
(a)
.................... 1,312 103,614
Kamada Ltd.
(a)
........................... 4,670 33,848
Max Stock Ltd. .......................... 13,428 153,133
Oil Refineries Ltd. ........................ 2,716,488 1,731,300
Partner Communications Co. Ltd. .............. 29,628 364,338
Paz Retail And Energy Ltd. .................. 4,166 1,176,273
Property & Building Corp. Ltd.
(a)
............... 6,786 696,250
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 582 65,473
Retailors Ltd.
(a) (b)
......................... 35,614 271,351
Tamar Petroleum Ltd.
(a) (d)
.................... 19,704 192,575
Telsys Ltd. ............................. 3,296 373,392
Veridis Environment Ltd.
(a) (b)
.................. 6,391 105,444
8,226,925
a
Italy  —  3 .2%
A2A SpA .............................. 795,768 2,078,691
ACEA SpA ............................. 71,374 1,734,341
Banca Generali SpA ....................... 9,988 754,565
Banca IFIS SpA .......................... 40,907 696,552
BFF Bank SpA
(b) (d)
........................ 26,360 89,037
Buzzi SpA .............................. 3,502 166,119
Cembre SpA ............................ 1,693 159,741
Credito Emiliano SpA ...................... 12,296 270,384
d'Amico International Shipping SA ............. 109,030 908,374
Danieli & C Officine Meccaniche SpA ........... 7,170 538,404
De' Longhi SpA .......................... 9,840 461,883
Ecosuntek SpA
(b)
......................... 19,221 73,143
Enav SpA
(d)
............................. 167,707 979,415
ERG SpA .............................. 11,296 286,747
Fincantieri SpA
(a) (b)
........................ 15,182 238,644
Hera SpA .............................. 153,840 671,543
Immobiliare Grande Distribuzione SIIQ SpA ....... 69,245 333,373
Industrie Chimiche Forestali SpA .............. 10,070 70,254
Iren SpA ............................... 280,094 814,568
Italgas SpA ............................. 89,710 925,455
Italian Wine Brands SpA
(a)
................... 7,442 157,199
Iveco Group N.V. ......................... 56,486 905,725
Lottomatica Group SpA ..................... 4,980 134,630
Maire SpA ............................. 7,880 117,762
Mexedia SPA-SB
(a) (b)
....................... 8,195 43,470
MFE-MediaForEurope N.V. , Class B ............ 128,199 520,928
Moltiply Group SpA ....................... 4,086 172,125
NewPrinces SpA , NVS
(a) (b)
................... 39,515 731,571
Nexi SpA
(a) (d)
............................ 240,832 1,180,290
OVS SpA
(d)
............................. 193,832 1,401,203
Piaggio & C SpA
(a)
........................ 251,595 564,307
Pirelli & C SpA
(d)
......................... 22,982 175,068
RAI Way SpA
(d)
.......................... 47,290 253,520
Reply SpA ............................. 3,210 407,355
Safilo Group SpA
(b)
........................ 96,478 183,791
Saipem SpA ............................ 178,991 868,365
SOL SpA .............................. 6,714 440,534

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Italy (continued)
Technogym SpA
(d)
........................ 20,607 $ 322,406
20,831,482
a
Japan  —  25 .3%
3-D Matrix Ltd.
(a) (b)
........................ 44,200 90,260
A&D HOLON Holdings Co. Ltd. ............... 14,400 267,659
Abalance Corp.
(a)
......................... 29,300 92,193
AD Works Group Co. Ltd. ................... 14,400 36,743
ADEKA Corp. ........................... 29,000 707,809
Advance Residence Investment Corp. ........... 582 539,999
AeroEdge Co. Ltd.
(b)
....................... 14,900 143,937
Ahresty Corp. ........................... 14,400 62,908
Aichi Corp. ............................. 102,000 923,658
AIMECHATEC Ltd.
(a)
...................... 14,900 601,010
Aizawa Securities Group Co. Ltd. .............. 29,000 309,280
Alpen Co. Ltd. ........................... 14,400 200,217
AlphaPolis Co. Ltd.
(a)
...................... 29,000 192,713
Alps Alpine Co. Ltd. ....................... 29,800 408,199
Amano Corp. ........................... 29,000 702,492
Ambition Dx Holdings Co. Ltd. ................ 14,400 189,294
Amiya Corp.
(a)
........................... 14,400 391,891
Amiyaki Tei Co. Ltd.
(a)
...................... 43,600 371,770
and ST HD Co. Ltd. ....................... 17,400 369,643
Anritsu Corp. ............................ 44,200 966,000
Aoyama Trading Co. Ltd. .................... 89,700 421,743
Architects Studio Japan, Inc.
(a) (b)
............... 44,700 24,723
ARE Holdings, Inc. ........................ 14,400 277,089
Artience Co. Ltd. ......................... 17,100 473,752
Artner Co. Ltd.
(a)
......................... 58,000 346,009
ASAHI YUKIZAI CORP. .................... 14,100 532,814
ASIRO, Inc.
(a)
........................... 14,400 133,097
ASKA Pharmaceutical Holdings Co. Ltd. ......... 29,000 388,965
ASKUL Corp. ........................... 29,000 229,367
BASE, Inc.
(a)
............................ 175,000 332,965
Billing System Corp. ....................... 14,400 93,467
Blue Innovation Co. Ltd.
(a) (b)
.................. 14,200 109,358
BML, Inc. .............................. 5,200 116,631
Buffalo, Inc. ............................ 44,200 758,641
Business Engineering Corp. ................. 32,500 248,807
BuySell Technologies Co. Ltd. ................ 14,900 275,220
Careerlink Co. Ltd. ........................ 14,400 213,027
Chugoku Marine Paints Ltd. .................. 58,500 1,304,681
Citizen Watch Co. Ltd. ..................... 29,000 383,912
CKD Corp. ............................. 14,400 525,497
Computer Engineering & Consulting Ltd. ......... 14,400 201,550
Cosel Co. Ltd. ........................... 43,600 336,910
Cybozu, Inc. ............................ 14,400 246,604
Daicel Corp. ............................ 72,800 656,883
Dai-Dan Co. Ltd. ......................... 44,200 666,477
Daido Metal Co. Ltd. ....................... 29,800 251,829
Daido Steel Co. Ltd. ....................... 29,000 407,612
Daidoh Ltd.
(a)
............................ 76,200 349,352
Daihen Corp. ........................... 4,200 351,418
Daiwa Ltd. ............................. 46,100 497,006
Daiwa Securities Living Investments Corp. , Class A .. 436 265,758
Daiwabo Holdings Co. Ltd. .................. 14,400 320,962
DeNA Co. Ltd.
(a)
.......................... 18,900 293,696
Dentsu Soken, Inc. ........................ 58,200 986,293
Dexerials Corp. .......................... 43,600 880,103
Digital Arts, Inc. .......................... 7,900 201,762
DKS Co. Ltd. ............................ 14,900 1,151,380
DMG Mori Co. Ltd. ........................ 29,000 663,517
Dowa Holdings Co. Ltd. .................... 900 45,919
DTS Corp. ............................. 204,200 1,485,087
Endo Lighting Corp. ....................... 29,300 475,088
Security Shares Value
a
Japan (continued)
eole, Inc.
(a) (b)
............................ 73,100 $ 205,172
Eternal Hospitality Group Co. Ltd.
(a)
............. 40,600 351,374
ExaWizards, Inc.
(a) (b)
....................... 29,000 140,376
Financial Partners Group Co. Ltd. .............. 72,800 781,630
Focus Systems Corp. ...................... 24,600 268,395
For Startups, Inc.
(b)
........................ 14,400 144,042
Freee KK
(a) (b)
............................ 14,400 238,125
Fuji Corp. .............................. 14,900 665,677
Fujimi, Inc. ............................. 14,400 337,072
Fukuda Denshi Co. Ltd. .................... 4,200 298,204
Furuno Electric Co. Ltd. .................... 14,400 648,342
Fuyo General Lease Co. Ltd. ................. 43,600 1,237,756
G-7 Holdings, Inc. ........................ 14,400 131,387
Genki Global Dining Concepts Corp.
(a)
........... 14,400 319,067
Global One Real Estate Investment Corp. ........ 169 118,742
Globalway, Inc.
(a) (b)
........................ 44,700 42,619
GMO Financial Holdings, Inc.
(a)
............... 29,000 197,378
GMO internet group, Inc. .................... 29,800 795,561
GREE Holdings, Inc. ...................... 43,600 109,930
H.U. Group Holdings, Inc. ................... 5,400 115,403
H2O Retailing Corp. ....................... 14,400 257,615
Hakuto Co. Ltd. .......................... 1,100 33,916
Hanwa Co. Ltd. .......................... 17,700 187,993
Heartseed, Inc.
(a) (b)
........................ 29,800 312,848
Heiwa Real Estate Co. Ltd. .................. 43,600 642,283
Hibiya Engineering Ltd. ..................... 8,000 138,423
Hioki EE Corp. .......................... 6,300 436,182
Hirakawa Hewtech Corp. .................... 30,195 595,088
Hirata Corp. ............................ 14,900 260,710
Hochiki Corp. ........................... 44,700 534,367
Hokkaido Electric Power Co., Inc.
(a)
............. 102,000 650,564
Hokko Chemical Industry Co. Ltd. .............. 14,400 165,170
Hosiden Corp. ........................... 14,100 250,361
HUMAN MADE, Inc.
(b)
...................... 14,400 120,039
Human Technologies, Inc. ................... 14,400 153,871
Ichibanya Co. Ltd. ........................ 14,400 84,533
Ichigo, Inc. ............................. 73,100 189,171
Ichinen Holdings Co. Ltd. ................... 14,400 213,379
Idec Corp. ............................. 5,200 114,096
I'll, Inc. ................................ 14,400 204,347
i-mobile Co. Ltd. ......................... 87,400 263,476
IMV Corp. .............................. 29,000 415,336
Inabata & Co. Ltd. ........................ 29,000 717,189
Insource Co. Ltd. ......................... 72,800 345,000
Ise Chemicals Corp.
(a)
...................... 14,400 302,065
Iseki & Co. Ltd. .......................... 73,100 840,399
Itoki Corp. .............................. 66,100 1,211,015
JAFCO Group Co. Ltd. ..................... 43,600 611,810
Japan Communications, Inc.
(a) (b)
............... 131,200 93,594
Japan Investment Adviser Co. Ltd. ............. 58,200 779,943
Japan Logistics Fund, Inc. ................... 2,188 1,356,781
Japan Petroleum Exploration Co. Ltd. ........... 116,600 1,297,401
Japan Pulp & Paper Co. Ltd. ................. 206,900 1,441,974
Japan Securities Finance Co. Ltd. ............. 58,200 866,632
JCU Corp. ............................. 14,400 523,692
Jeol Ltd. ............................... 900 45,690
JP-Holdings, Inc. ......................... 104,600 416,187
Juki Corp. .............................. 87,400 283,109
JVCKenwood Corp. ....................... 116,600 819,556
Kagome Co. Ltd. ......................... 14,400 235,863
Kamei Corp. ............................ 72,800 1,764,149
Kanadevia Corp. ......................... 46,700 343,533
Kappa Create Co. Ltd.
(a) (b)
................... 29,000 296,378
Keihanshin Building Co. Ltd.
(a)
................ 152,000 1,088,699

Schedule of Investments
(continued)
July 31, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Keikyu Corp. ............................ 29,000 $ 283,088
Key Coffee, Inc. .......................... 14,900 187,172
Kissei Pharmaceutical Co. Ltd. ................ 3,500 89,369
Ki-Star Real Estate Co. Ltd. .................. 29,000 640,951
Kitahama Capital Partners Co. Ltd.
(b)
............ 348,100 52,509
Kitz Corp. .............................. 132,700 1,801,597
Kokuyo Co. Ltd. .......................... 175,300 998,093
Komori Corp. ........................... 29,000 336,782
Konishi Co. Ltd. .......................... 45,600 401,980
Koshidaka Holdings Co. Ltd. ................. 18,900 124,300
Kotobuki Spirits Co. Ltd.
(a)
................... 29,800 475,113
KPP Group Holdings Co. Ltd. ................. 148,100 1,026,307
Kraftia Corp. ............................ 3,800 199,833
kubell Co. Ltd.
(a) (b)
......................... 58,200 109,303
Kurabo Industries Ltd. ..................... 29,000 1,788,434
Kurimoto Ltd. ........................... 29,000 274,189
Kyorin Pharmaceutical Co. Ltd. ............... 29,000 207,482
Kyushu Financial Group, Inc. ................. 87,400 803,364
LaSalle Logiport REIT ...................... 1,312 1,255,043
Life Corp. .............................. 75,200 1,217,830
Lion Corp. ............................. 14,400 154,370
Macnica Holdings, Inc. ..................... 16,400 332,012
Mani, Inc. .............................. 14,400 135,755
Maruchiyo Yamaokaya Corp. ................. 14,400 314,324
Maruichi Steel Tube Ltd. .................... 189,900 2,120,699
Maruzen Showa Unyu Co. Ltd. ................ 14,400 691,036
Max Co. Ltd. ............................ 84,900 973,308
Meidensha Corp. ......................... 7,000 412,714
MEITEC Group Holdings, Inc. ................ 32,600 682,389
Metaplanet, Inc.
(a) (b)
....................... 146,400 213,193
METAWATER Co. Ltd. ..................... 43,900 842,023
Micronics Japan Co. Ltd. .................... 17,200 1,402,532
MIMAKI ENGINEERING CO. LTD. ............. 29,000 381,230
Mitsubishi Logistics Corp. ................... 43,700 438,160
Mitsubishi Paper Mills Ltd.
(a)
.................. 73,100 511,767
Mitsubishi Steel Manufacturing Co. Ltd. .......... 14,400 195,271
Mitsui DM Sugar Co. Ltd. ................... 4,000 86,095
Mitsui Fudosan Retail Fund Investment Corp. ...... 436 224,340
Mitsui Matsushima Holdings Co. Ltd. ............ 72,800 1,055,337
Mizuho Leasing Co. Ltd. .................... 58,200 497,566
Mizuho Medy Co. Ltd. ...................... 43,600 457,998
Mizuno Corp. ........................... 29,000 668,764
Mochida Pharmaceutical Co. Ltd. .............. 20,600 401,839
Monex Group, Inc. ........................ 131,500 578,971
Monogatari Corp. (The) ..................... 15,800 542,785
Mori Hills REIT Investment Corp. , Class A ........ 144 117,426
Mori Trust REIT, Inc. ....................... 2,626 1,256,621
Morinaga & Co. Ltd. ....................... 28,700 476,394
Moriroku Co. Ltd. ......................... 14,400 226,033
Moriya Transportation Engineering & Manufacturing Co.
Ltd. ................................ 14,400 208,776
MOS Food Services, Inc. ................... 15,200 368,285
MrMax Holdings Ltd. ...................... 29,000 142,463
MTG Co. Ltd. ........................... 14,400 686,716
Mugen Estate Co. Ltd.
(a)
.................... 43,600 529,407
m-up Holdings, Inc. ....................... 131,200 652,883
Nagano Keiki Co. Ltd. ...................... 14,400 335,133
Nagase & Co. Ltd. ........................ 236,400 1,667,391
Nakanishi, Inc. .......................... 14,400 273,654
Namura Shipbuilding Co. Ltd. ................ 14,400 386,180
NE, Inc.
(a) (b)
............................. 58,200 90,633
Net Protections Holdings, Inc.
(b)
............... 134,100 367,772
Netstars Co. Ltd.
(b)
........................ 43,600 183,052
NHK Spring Co. Ltd. ....................... 29,000 642,917
Security Shares Value
a
Japan (continued)
Nichias Corp. ........................... 43,600 $ 903,665
Nihon Kohden Corp. ....................... 29,000 288,740
Nihon Parkerizing Co. Ltd. ................... 43,600 451,429
Nippon Electric Glass Co. Ltd. ................ 14,900 490,846
Nippon Gas Co. Ltd. ....................... 58,200 1,036,966
NIPPON REIT Investment Corp. ............... 1,789 940,910
Nippon Signal Co. Ltd. ..................... 29,800 297,161
Nishi-Nippon Financial Holdings, Inc. ........... 109,900 2,904,418
Nissan Shatai Co. Ltd. ..................... 29,000 175,235
Nisshin Oillio Group Ltd. (The) ................ 9,900 118,192
Nisshinbo Holdings, Inc. .................... 14,400 193,470
Nissui Corp. ............................ 131,200 1,034,586
Nittetsu Mining Co. Ltd. ..................... 72,500 1,358,221
Nitto Kogyo Corp. ........................ 14,400 388,412
Nomura Co. Ltd. ......................... 43,600 319,010
Nomura Micro Science Co. Ltd.
(a)
.............. 14,400 352,631
North Pacific Bank Ltd. ..................... 102,000 731,287
Northsand, Inc.
(a) (b)
........................ 14,900 148,431
NSD Co. Ltd. ........................... 58,200 1,039,780
Obara Group, Inc. ........................ 4,700 168,328
Ohsho Food Service Corp. .................. 5,900 111,989
Okamoto Machine Tool Works Ltd. ............. 14,400 445,907
Okamura Corp. .......................... 16,900 246,709
Okasan Securities Group, Inc. ................ 102,000 705,310
Oki Electric Industry Co. Ltd. ................. 44,700 755,036
Okumura Corp. .......................... 14,400 519,601
Okuwa Co. Ltd. .......................... 14,400 72,967
Onward Holdings Co. Ltd. ................... 131,200 626,891
Osaka Steel Co. Ltd.
(a) (b)
.................... 14,400 224,697
Osaki Electric Co. Ltd. ..................... 29,000 268,427
Oyo Corp. .............................. 29,000 505,109
PAL GROUP Holdings Co. Ltd. ................ 58,200 546,865
Penta-Ocean Construction Co. Ltd. ............. 14,900 138,688
PeptiDream, Inc.
(b)
........................ 14,400 85,270
Pharma Foods International Co. Ltd. ............ 72,800 253,956
PHC Holdings Corp. ....................... 14,400 99,475
Plaid, Inc.
(a) (b)
............................ 58,200 212,647
Press Kogyo Co. Ltd. ...................... 116,300 624,368
PROGRIT, Inc.
(a)
......................... 29,000 147,107
Quick Co. Ltd. ........................... 87,400 425,008
Rasa Industries Ltd. ....................... 116,000 1,298,747
Rigaku Holdings Corp. ..................... 14,400 182,252
Riken Technos Corp. ...................... 120,200 1,653,878
Riken Vitamin Co. Ltd. ..................... 29,000 583,819
Riso Kagaku Corp.
(a)
....................... 29,000 189,808
Round One Corp. ........................ 46,500 353,333
Royal Holdings Co. Ltd.
(a)
................... 14,400 120,295
Saibu Gas Holdings Co. Ltd. ................. 43,600 642,694
Saizeriya Co. Ltd. ........................ 29,000 1,438,913
SanBio Co. Ltd.
(b)
......................... 14,900 85,697
Sanki Engineering Co. Ltd. .................. 160,100 2,277,368
Sansan, Inc. ............................ 43,600 554,128
Sansei Technologies, Inc. ................... 31,200 455,677
Santec Holdings Corp. ..................... 6,400 666,168
Sanyo Denki Co. Ltd. ...................... 6,600 223,426
Sanyo Shokai Ltd. ........................ 14,900 454,375
Science Arts, Inc.
(a) (b)
...................... 14,400 101,983
Seiko Electric Co. Ltd.
(a)
.................... 43,900 561,394
Seiko Group Corp. ........................ 14,900 728,507
Seikoh Giken Co. Ltd.
(a)
.................... 6,100 695,387
Sekisui House REIT, Inc. .................... 874 415,675
Senshu Electric Co. Ltd. .................... 33,000 1,250,698
Sharingtechnology, Inc. ..................... 57,900 485,858
Shibaura Machine Co. Ltd. .................. 3,500 89,691

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Japan (continued)
Shibaura Mechatronics Corp. ................. 33,500 $ 892,521
Shibuya Corp. ........................... 2,800 76,317
Shikoku Kasei Holdings Corp. ................ 60,200 1,030,151
Shima Seiki Manufacturing Ltd.
(a)
.............. 72,800 419,942
Shinmaywa Industries Ltd. ................... 14,400 176,394
Ship Healthcare Holdings, Inc. ................ 14,400 230,688
SHO-BOND Holdings Co. Ltd. ................ 36,200 299,616
SIGMAXYZ Holdings, Inc. ................... 29,000 108,914
Sinfonia Technology Co. Ltd. ................. 3,400 276,630
Softfront Holdings KK
(a) (b)
.................... 72,800 56,976
Solasia Pharma KK
(a) (b)
..................... 844,100 146,928
Soliton Systems KK ....................... 29,000 351,443
St Marc Holdings Co. Ltd. ................... 14,400 232,058
Star Mica Holdings Co. Ltd. .................. 72,800 692,989
StemRIM, Inc.
(b)
.......................... 43,600 81,679
Sumiseki Holdings, Inc.
(a)
................... 29,000 105,170
Sumitomo Bakelite Co. Ltd. .................. 4,900 196,204
Suncall Corp. ........................... 14,900 116,673
Suzuken Co. Ltd. ......................... 43,900 1,400,541
SWCC Corp. ............................ 2,200 151,651
Systems Engineering Consultants Co. Ltd.
(a)
....... 14,400 263,952
Systena Corp. ........................... 58,200 153,306
T RAD Co. Ltd. .......................... 149,000 1,372,605
T&S Group, Inc.
(a)
........................ 14,400 134,610
Taihei Dengyo Kaisha Ltd. ................... 28,700 430,626
Taiyo Yuden Co. Ltd. ...................... 14,900 921,433
Takaoka Toko Co. Ltd. ..................... 14,400 616,341
Takara Holdings, Inc. ...................... 60,100 784,061
Takara Standard Co. Ltd. ................... 14,400 271,185
Takuma Co. Ltd. ......................... 14,400 303,786
Tama Home Co. Ltd.
(a)
..................... 14,400 274,589
Tamron Co. Ltd. .......................... 29,000 260,501
TDC Soft, Inc. ........................... 43,300 288,053
Teikoku Corp. ........................... 43,600 912,756
Tekscend Photomask Corp. .................. 14,400 346,758
Tera Probe, Inc.
(a)
......................... 2,800 174,051
Terasaki Electric Co. Ltd.
(a)
.................. 29,000 730,267
Toa Corp. .............................. 44,200 554,479
Toagosei Co. Ltd. ......................... 14,400 160,972
TOBISHIMA HOLDINGS, Inc. ................ 44,700 576,879
TOC Co. Ltd. ............................ 87,400 503,610
Tocalo Co. Ltd. .......................... 29,000 520,146
Toho Co. Ltd. ........................... 29,000 245,881
Toho Gas Co. Ltd. ........................ 306,400 2,219,094
Toho Zinc Co. Ltd.
(a) (b)
...................... 43,600 237,363
Tokyo Keiki, Inc.
(a)
........................ 14,400 609,633
Tokyo Kiraboshi Financial Group, Inc. ........... 56,300 591,895
Tokyo Seimitsu Co. Ltd. .................... 8,000 833,026
Tokyu REIT, Inc. ......................... 1,896 2,257,262
Tomoe Engineering Co. Ltd. ................. 14,400 174,069
Tomoku Co. Ltd. ......................... 14,400 405,841
Tomy Co. Ltd. ........................... 32,000 727,934
Toshiba TEC Corp. ........................ 1,500 29,435
Toyo Engineering Corp.
(b)
................... 29,000 347,959
Toyoda Gosei Co. Ltd. ..................... 14,400 497,138
Toyokumo, Inc. .......................... 14,400 212,845
Transaction Media Networks, Inc.
(a) (b)
............ 58,200 152,392
tripla Co. Ltd.
(a) (b)
......................... 14,400 159,567
TSI Holdings Co. Ltd. ...................... 131,200 1,011,267
Tsubaki Nakashima Co. Ltd.
(b)
................ 116,900 260,514
Tsuburaya Fields Holdings, Inc. ............... 29,000 438,523
Tsugami Corp. ........................... 14,400 528,429
Tsumura & Co. .......................... 14,400 344,609
TWOSTONE&Sons
(a)
...................... 43,600 91,742
Security Shares Value
a
Japan (continued)
UACJ Corp. ............................ 28,700 $ 418,915
Uchida Yoko Co. Ltd. ...................... 43,600 584,457
Ulvac, Inc. ............................. 14,400 759,480
U-Next Holdings Co. Ltd. .................... 29,000 311,331
United Arrows Ltd. ........................ 29,000 442,368
Ushio, Inc. ............................. 15,900 368,993
Visional, Inc.
(b)
........................... 14,400 793,445
Vital KSK Holdings, Inc. .................... 17,500 183,344
Wacom Co. Ltd. .......................... 102,000 492,000
Wakita & Co. Ltd. ......................... 14,400 173,013
Wellnet Corp.
(a)
.......................... 29,300 118,158
Yamaguchi Financial Group, Inc. .............. 87,400 1,616,133
Yamaichi Electronics Co. Ltd. ................. 14,400 747,561
Yodoko Ltd. ............................ 52,200 452,071
Yonex Co. Ltd. ........................... 43,600 709,446
Yoshinoya Holdings Co. Ltd. ................. 29,000 700,462
Yurtec Corp. ............................ 102,000 1,519,177
ZERIA Pharmaceutical Co. Ltd. ............... 14,400 188,661
166,163,678
a
Mongolia  —  0 .0%
Mongolian Mining Corp.
(a) (b)
.................. 171,000 155,844
a
Netherlands  —  3 .4%
Aalberts N.V. ............................ 9,194 455,343
ABN AMRO Bank N.V., CVA ................. 166,279 7,522,048
Allfunds Group PLC ....................... 23,206 236,908
Arcadis N.V. ............................ 4,524 212,907
ASR Nederland N.V. ....................... 34,446 2,816,196
BE Semiconductor Industries N.V. ............. 13,221 3,031,824
Corbion N.V. ............................ 6,314 137,986
CTP N.V.
(d)
............................. 27,407 495,233
Eurocommercial Properties N.V. ............... 12,176 393,860
Flow Traders Ltd.
(b)
........................ 10,302 314,352
Fugro N.V.
(a)
............................ 6,422 62,778
Havas N.V. ............................. 11,887 254,534
IMCD N.V. ............................. 4,524 494,453
InPost SA
(b)
............................. 18,956 338,091
Koninklijke BAM Groep N.V. ................. 144,402 1,936,515
Koninklijke Heijmans N.V. ................... 3,502 378,841
Magnum Ice Cream Co. N.V. (The)
(b)
............ 57,798 1,080,123
Pharming Group N.V.
(b)
..................... 104,798 106,357
PostNL N.V.
(a)
........................... 117,687 122,121
Signify N.V.
(d)
............................ 59,842 1,022,855
TKH Group N.V. ......................... 5,838 287,848
TomTom N.V.
(a) (b)
......................... 66,195 295,533
Van Lanschot Kempen N.V. .................. 6,714 504,559
22,501,265
a
New Zealand  —  0 .6%
Argosy Property Ltd. ....................... 422,131 258,603
Genesis Energy Ltd.
(a)
...................... 235,697 354,858
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 1,476,531 1,745,556
Kiwi Property Group Ltd. .................... 2,189,120 1,199,692
Precinct Properties Group ................... 125,122 77,507
SKY Network Television Ltd.
(a)
................ 217,624 416,534
Warehouse Group Ltd. (The)
(b)
................ 226,236 77,293
4,130,043
a
Norway  —  1 .3%
Aker Solutions ASA ....................... 111,840 497,888
Atea ASA
(b)
............................. 47,728 866,065
BW LPG Ltd.
(d)
.......................... 37,802 866,578
BW Offshore Ltd. ......................... 40,479 199,245

Schedule of Investments
(continued)
July 31, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Norway (continued)
Cambi ASA ............................. 63,346 $ 143,034
DNO ASA .............................. 473,344 841,753
Elmera Group ASA
(d)
...................... 70,536 339,048
Elopak ASA ............................ 32,623 125,122
Europris ASA
(d)
.......................... 8,095 72,929
HAV Group ASA
(b)
........................ 82,466 119,207
Hoegh Autoliners ASA ..................... 12,114 215,374
Kid ASA
(d)
.............................. 35,825 492,926
LINK Mobility Group Holding ASA
(a) (b)
............ 108,479 293,666
Norconsult Norge A.S. ..................... 122,604 502,727
Odfjell SE , Class B , NVS .................... 26,179 307,206
OKEA ASA
(b)
............................ 170,188 617,941
Opera Ltd. , ADR ......................... 28,175 532,507
Petronor E&P ASA
(b)
....................... 230,322 253,266
Selvaag Bolig ASA ........................ 55,610 196,271
Solstad Offshore ASA ...................... 12,963 92,735
SpareBank 1 SMN ........................ 32,631 676,914
Veidekke ASA ........................... 9,404 187,102
Xplora Technologies A.S.
(a) (b)
................. 112,105 432,925
8,872,429
a
Portugal  —  0 .5%
CTT-Correios de Portugal SA ................. 127,860 909,368
REN - Redes Energeticas Nacionais SGPS SA ..... 262,787 1,046,116
Semapa-Sociedade de Investimento e Gestao ..... 29,920 694,539
Teixeira Duarte SA
(a) (b)
...................... 812,733 460,184
3,110,207
a
Singapore  —  2 .1%
Boustead Singapore Ltd. .................... 131,200 202,570
Bumitama Agri Ltd. ........................ 117,200 149,876
CDL Hospitality Trusts ..................... 460,400 285,462
Centurion Accommodation REIT ............... 574,260 505,548
Centurion Corp. Ltd. ....................... 635,000 772,251
China Aviation Oil Singapore Corp. Ltd. .......... 327,800 444,415
China Sunsine Chemical Holdings Ltd.
(a)
......... 189,600 99,755
CNMC Goldmine Holdings Ltd.
(a)
.............. 861,900 835,489
ComfortDelGro Corp. Ltd.
(a)
.................. 592,700 619,526
Delfi Ltd.
(a)
............................. 481,600 328,735
Digital Core REIT Management Pte Ltd. ......... 382,000 187,213
Far East Hospitality Trust ................... 1,269,800 569,328
First REIT .............................. 1,096,900 196,723
Food Empire Holdings Ltd.
(a)
................. 455,280 862,930
Golden Agri-Resources Ltd. .................. 2,992,000 664,915
Hong Leong Asia Ltd.
(a)
..................... 306,400 685,470
iFAST Corp. Ltd.
(a)
........................ 43,600 308,957
IGG, Inc.
(a)
............................. 877,000 373,431
iX Biopharma Ltd.
(a) (b)
...................... 608,900 239,862
Keppel Infrastructure Trust .................. 838,800 356,463
LHN Ltd.
(a)
............................. 364,800 157,846
Metaoptics Ltd.
(a) (b)
........................ 163,900 70,192
NETLINK NBN TRUST ..................... 1,522,600 1,198,089
Olam Group Ltd. ......................... 262,600 286,603
Parkway Life REIT ........................ 554,600 1,824,954
Riverstone Holdings Ltd. .................... 147,200 96,434
Samudera Shipping Line Ltd.
(a)
................ 87,400 64,076
Sasseur REIT ........................... 925,400 497,895
Sheng Siong Group Ltd. .................... 169,500 441,140
Straits Trading Co. Ltd. ..................... 301,600 375,723
Tuan Sing Holdings Ltd.
(a)
................... 335,600 79,777
Yangzijiang Financial Holding Ltd.
(b)
............ 321,000 52,619
Yangzijiang Maritime Development Ltd.
(a)
......... 277,200 126,436
Zixin Group Holdings Ltd.
(a) (b)
................. 2,787,800 67,389
14,028,092
a
Security Shares Value
a
Spain  —  3 .1%
Acciona SA ............................. 9,048 $ 2,488,607
Acerinox SA ............................ 93,947 1,891,666
Atresmedia Corp. de Medios de Comunicacion SA .. 84,072 504,226
Banco de Sabadell SA ..................... 1,388,654 5,331,352
Bankinter SA ............................ 115,744 2,129,101
Colonial SFL Socimi SA .................... 31,263 200,112
eDreams ODIGEO SA
(a) (b)
................... 20,603 129,806
Elecnor SA ............................. 9,632 380,896
Fluidra SA ............................. 9,699 215,670
Gestamp Automocion SA
(d)
.................. 79,988 269,992
Grifols SA .............................. 36,342 417,670
Indra Sistemas SA
(a)
....................... 22,204 1,459,837
Logista Integral SA ........................ 11,719 499,951
Merlin Properties Socimi SA ................. 74,292 1,291,204
Neinor Homes SA
(b) (d)
...................... 15,222 278,768
Pharma Mar SA
(b)
......................... 2,723 248,314
Prosegur Cia de Seguridad SA ................ 78,274 272,592
Puig Brands SA , Class B
(a)
.................. 51,960 1,000,512
Sacyr SA .............................. 49,188 267,391
Tecnicas Reunidas SA
(b)
.................... 4,619 150,389
Tubacex SA
(a)
........................... 84,085 295,083
Unicaja Banco SA
(d)
....................... 135,158 519,716
20,242,855
a
Sweden  —  2 .7%
AcadeMedia AB
(d)
......................... 13,099 137,288
Advenica AB ............................ 42,510 74,554
Alleima AB ............................. 76,697 911,517
Altra Fastigheter AB ....................... 69,837 571,776
Ambea AB
(d)
............................ 21,746 329,624
Arjo AB , Class B ......................... 114,734 326,353
Asmodee Group AB , Class B
(b)
................ 9,632 150,314
Atrium Ljungberg AB , Class B ................ 50,667 141,542
Attendo AB
(d)
............................ 8,902 102,389
Betsson AB , Class B ...................... 116,828 1,129,179
Bilia AB , Class A ......................... 58,236 943,426
BioArctic AB , Class B
(d)
..................... 30,250 1,032,838
BioGaia AB , Class B ....................... 33,463 406,460
Bonava AB , Class B
(b)
...................... 478,184 505,051
BoneSupport Holding AB
(b) (d)
................. 16,677 386,178
Bravida Holding AB
(d)
...................... 16,102 221,866
Bure Equity AB
(a)
......................... 3,794 103,845
Byggmax Group AB ....................... 22,791 123,690
Careium AB
(b)
........................... 25,980 81,578
Cheffelo AB ............................ 28,462 362,866
Clas Ohlson AB , Class B .................... 38,985 1,717,615
Clavister AB
(a) (b)
.......................... 250,100 121,830
Coffee Stain Group AB , Class B
(b)
.............. 34,738 65,680
Corem Property Group AB , Class D ............ 15,356 369,662
Electrolux Professional AB , Class B ............ 42,912 213,928
Elekta AB , Class B ........................ 120,947 615,305
Embracer Group AB , Class B
(b)
................ 23,840 169,033
Guldbrev Holding AB ...................... 26,126 54,462
Hacksaw AB
(a)
........................... 53,262 411,274
Heba Fastighets AB , Class B ................. 228,120 586,562
Investment AB Oresund .................... 52,412 771,313
Inwido AB .............................. 38,140 687,831
I-Tech AB .............................. 28,771 201,834
Lindab International AB ..................... 16,821 219,227
Metacon AB
(b)
........................... 5,531,694 107,704
New Wave Group AB , Class B ................ 23,936 237,482
Nobia AB
(b)
............................. 100,113 154,414
Peab AB , Class B ........................ 16,829 166,699
Ratos AB , Class B ........................ 16,530 62,484
RaySearch Laboratories AB , Class B ........... 21,018 395,556

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 1,058,058 $ 364,669
Scandic Hotels Group AB
(d)
.................. 106,036 943,516
Sinch AB
(b) (d)
............................ 55,726 235,680
SkiStar AB ............................. 11,777 206,352
Sprint Bioscience AB
(b)
..................... 197,425 74,639
Tagmaster AB
(b)
.......................... 13,857 56,900
Upsales Technology AB
(b)
................... 19,221 59,547
Vitrolife AB ............................. 19,704 178,142
Wallenstam AB , Class B .................... 31,330 136,033
WS Wesports Group AB
(b)
................... 7,006 41,945
Zinzino AB , Class B
(a)
...................... 17,076 228,117
17,897,769
a
Switzerland  —  5 .7%
Accelleron Industries AG .................... 26,478 2,397,225
Adecco Group AG , Registered ................ 35,030 979,132
ams-OSRAM AG
(a) (b)
....................... 17,222 342,158
Aryzta AG
(b)
............................. 5,485 360,347
Avolta AG
(b)
............................. 2,594 155,729
Banque Cantonale Vaudoise , Registered ......... 13,956 2,192,358
Barry Callebaut AG , Registered ............... 290 404,035
Belimo Holding AG , Registered ............... 728 759,153
BKW AG .............................. 4,458 736,470
Bucher Industries AG , Registered .............. 2,219 871,827
Burckhardt Compression Holding AG ........... 314 188,218
Cembra Money Bank AG .................... 3,005 334,094
Cie Financiere Tradition SA , Bearer ............ 582 213,122
Clariant AG , Registered
(b)
................... 45,830 520,784
Cosmo N.V. ............................ 2,188 162,743
dormakaba Holding AG ..................... 5,254 378,579
Dottikon Es Holding AG , Registered
(b)
........... 582 201,022
Emmi AG , Registered ...................... 144 154,679
Ferrexpo PLC
(b) (c)
......................... 361,447 125,302
Flughafen Zurich AG , Registered .............. 874 256,914
Galenica AG
(d)
........................... 16,638 1,767,482
Georg Fischer AG , Registered ................ 7,369 472,504
Helvetia Baloise Holding AG ................. 9,913 2,658,363
Idorsia Ltd.
(b)
............................ 14,304 108,368
Implenia AG , Registered .................... 12,698 1,007,517
Inficon Holding AG , Registered ................ 4,927 994,006
Interroll Holding AG , Registered ............... 144 241,461
Kuros Biosciences AG , Registered
(b)
............ 15,616 440,075
Landis+Gyr Group AG
(b)
.................... 5,616 318,136
Logitech International SA , Registered ........... 31,234 3,189,937
Mobimo Holding AG , Registered ............... 656 283,780
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 24,850 146,592
PSP Swiss Property AG , Registered ............ 9,194 1,658,744
R&S Group Holding AG
(b)
................... 7,415 192,107
SFS Group AG .......................... 1,986 325,127
Siegfried Holding AG , Registered
(b)
............. 3,940 369,680
SIG Group AG
(b)
.......................... 33,862 615,325
SKAN Group AG ......................... 2,278 165,532
SMG Swiss Marketplace Group AG
(d)
........... 3,356 105,879
Sulzer AG , Registered ..................... 3,010 546,650
Swatch Group AG (The) , Bearer ............... 2,188 489,185
Swiss Prime Site AG , Registered .............. 7,368 1,201,721
Swissquote Group Holding SA , Registered ........ 45,246 2,357,290
Tecan Group AG , Registered ................. 3,356 775,565
Temenos AG , Registered ................... 10,508 874,104
VAT Group AG
(d)
......................... 3,943 2,951,248
Vontobel Holding AG , Registered .............. 8,464 905,752
VZ Holding AG .......................... 290 55,639
Zehnder Group AG , Registered ............... 9,486 796,047
37,747,707
a
Security Shares Value
a
Taiwan  —  0 .0%
FIT Hon Teng Ltd.
(b) (d)
...................... 144,000 $ 86,139
a
United Arab Emirates  —  0 .1%
VEON Ltd. , NVS , ADR
(a) (b)
................... 14,754 771,487
a
United Kingdom  —  13 .5%
4imprint Group PLC ....................... 10,654 591,301
Aberdeen Group PLC ...................... 628,500 2,045,813
accesso Technology Group PLC
(b)
.............. 16,539 71,087
AG Barr PLC ............................ 8,610 75,427
AJ Bell PLC ............................ 120,854 955,677
Ashmore Group PLC ...................... 69,914 194,484
B&M European Value Retail PLC .............. 165,614 497,843
Babcock International Group PLC .............. 58,847 893,329
Baltic Classifieds Group PLC ................. 252,654 683,197
Beazley PLC ............................ 75,752 1,316,572
Bellway PLC ............................ 18,244 488,817
Big Yellow Group PLC ..................... 5,692 68,147
Bloomsbury Publishing PLC ................. 68,144 558,229
Bodycote PLC ........................... 6,931 67,651
Borders & Southern Petroleum PLC
(b)
........... 1,802,886 272,265
Bridgepoint Group PLC
(d)
.................... 138,952 600,537
British Land Co. PLC (The) .................. 425,616 2,545,026
Burberry Group PLC
(b)
..................... 71,664 1,155,110
Bytes Technology Group PLC ................ 103,046 556,632
Capricorn Energy PLC
(b)
.................... 103,046 508,302
Central Asia Metals PLC .................... 256,304 508,684
Ceres Power Holdings PLC
(b)
................. 26,075 122,952
Chemring Group PLC ...................... 139,536 1,112,250
Clarkson PLC ........................... 5,546 353,550
Cohort PLC
(a)
........................... 6,774 112,218
Computacenter PLC ....................... 31,419 1,947,022
Convatec Group PLC
(d)
..................... 347,528 1,050,116
Currys PLC ............................. 667,217 1,510,560
DCC Energy PLC ........................ 3,006 257,030
Derwent London PLC ...................... 7,514 213,072
DFS Furniture PLC ....................... 212,294 404,859
Diploma PLC ........................... 21,600 2,139,111
Domino's Pizza Group PLC .................. 427,222 1,164,921
Drax Group PLC ......................... 118,810 1,180,931
Dunelm Group PLC ....................... 46,304 541,582
EKF Diagnostics Holdings PLC
(a) (b)
............. 528,518 183,064
Entain PLC ............................. 75,237 550,819
Firstgroup PLC .......................... 666,594 1,656,654
Frasers Group PLC
(b)
...................... 60,802 663,679
Frontier Developments PLC
(b)
................ 68,892 404,333
Galliford Try Holdings PLC .................. 119,686 951,711
Games Workshop Group PLC ................ 5,480 1,412,645
GB Group PLC .......................... 132,982 395,899
Genuit Group PLC ........................ 16,966 62,400
Genus PLC ............................. 8,534 252,848
Gooch & Housego PLC ..................... 8,756 144,087
Grafton Group PLC , CDI .................... 43,371 567,504
Grainger PLC ........................... 49,188 116,072
Great Portland Estates PLC .................. 64,512 304,527
Greencore Group PLC ..................... 163,620 574,231
Greggs PLC ............................ 44,954 1,137,850
Halfords Group PLC ....................... 326,113 1,073,942
Hammerson PLC ......................... 289,290 1,497,086
Helical PLC ............................. 162,250 435,158
Hill & Smith PLC ......................... 34,592 1,335,445
Hiscox Ltd. ............................. 16,212 395,798
Hochschild Mining PLC ..................... 126,444 742,403
Howden Joinery Group PLC ................. 81,953 873,258
Hunting PLC ............................ 27,157 162,325

Schedule of Investments
(continued)
July 31, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
28
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
IG Group Holdings PLC .................... 68,746 $ 1,352,726
IMI PLC ............................... 5,766 229,132
Immunocore Holdings PLC , ADR
(b)
............. 17,076 577,340
Inchcape PLC ........................... 182,740 2,065,124
International Workplace Group PLC ............ 44,842 119,593
Investec PLC ........................... 220,073 1,926,120
JD Sports Fashion PLC .................... 414,960 503,099
JET2 PLC .............................. 23,936 496,769
Johnson Matthey PLC ..................... 15,513 419,076
Kainos Group PLC ........................ 51,084 600,899
Keller Group PLC ........................ 40,883 1,666,227
Kingfisher PLC .......................... 181,359 756,619
Land Securities Group PLC .................. 233,168 2,220,910
Lion Finance Group PLC .................... 12,996 2,041,426
Man Group PLC ......................... 523,700 2,144,318
Marston's PLC
(b)
......................... 128,030 88,002
Michael Page PLC ........................ 74,146 182,243
MONY Group PLC ........................ 341,292 907,763
Moonpig Group PLC ....................... 23,657 87,872
Morgan Sindall Group PLC .................. 18,682 1,115,415
Naked Wines PLC
(b)
....................... 188,521 183,445
Nichols PLC ............................ 9,194 131,347
Odfjell Technology Ltd. ..................... 52,252 320,321
OSB Group PLC ......................... 124,569 937,751
Oxford Instruments PLC .................... 14,158 521,305
Paragon Banking Group PLC ................. 163,766 1,855,597
PayPoint PLC ........................... 26,272 219,305
Pearson PLC ........................... 97,208 1,640,351
Pets at Home Group PLC ................... 216,018 616,681
Picton Property Income Ltd. .................. 238,962 238,969
Playtech PLC
(b)
.......................... 81,021 413,416
Plus500 Ltd. ............................ 24,535 1,292,922
QinetiQ Group PLC ....................... 102,752 703,476
Quilter PLC
(d)
........................... 389,126 1,013,227
Renishaw PLC .......................... 1,896 126,438
Rightmove PLC .......................... 90,640 568,270
RS GROUP PLC ......................... 73,124 696,277
Savills PLC ............................. 46,739 579,531
Serco Group PLC ........................ 44,661 145,424
Shaftesbury Capital PLC .................... 618,866 1,199,403
Softcat PLC ............................ 53,274 1,397,930
Spire Healthcare Group PLC
(d)
................ 92,976 292,595
SSP Group PLC ......................... 95,066 255,612
St. James's Place PLC ..................... 43,348 615,927
Standard Life PLC ........................ 108,279 1,349,298
SThree PLC ............................ 81,548 280,811
TBC Bank Group PLC ..................... 15,032 976,143
Telecom Plus PLC ........................ 37,510 430,216
Trainline PLC
(b) (d)
......................... 130,632 417,613
Trustpilot Group PLC
(b) (d)
.................... 327,792 1,194,903
TUI AG ............................... 142,164 1,238,148
Vesuvius PLC ........................... 32,256 161,285
Weir Group PLC (The) ..................... 33,716 1,202,896
WH Smith PLC .......................... 12,021 70,352
Whitbread PLC .......................... 4,378 148,318
Wickes Group PLC ....................... 441,408 1,171,969
Workspace Group PLC
(a)
.................... 71,239 337,672
WPP PLC .............................. 75,266 304,021
XPS Pensions Group PLC ................... 96,332 430,603
Zegona Communications PLC ................ 41,095 811,015
88,649,498
a
United States  —  0 .1%
Curaleaf Holdings, Inc.
(b)
.................... 4,704 41,643
PureTech Health PLC
(b)
..................... 93,558 150,603
Security Shares Value
a
United States (continued)
TMC the metals Co., Inc.
(a) (b)
................. 44,750 $ 159,310
351,556
a
Total Common Stocks — 98.6%
(Cost: $ 538,957,186 ) ................................ 649,184,185
a
Preferred Stocks
Germany  —  0 .6%
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 7,368 934,144
FUCHS SE , Preference Shares , NVS ........... 15,804 732,528
Jungheinrich AG , Preference Shares , NVS ........ 15,080 424,829
KSB SE & Co. KGaA , Preference Shares , NVS ..... 290 278,946
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 28,316 939,839
STO SE & Co. KGaA , Preference Shares , NVS .... 5,400 605,036
3,915,322
a
Italy  —  0 .1%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 10,566 543,248
Edison SpA , NVS , 3.41% ................... 79,400 174,751
717,999
a
Spain  —  0 .1%
Grifols SA , Class B , NVS , 3.59% .............. 44,313 345,651
a
Sweden  —  0 .0%
Tingsvalvet Fastighets AB , NVS , 6.56% .......... 2,734 105,114
a
Total Preferred Stocks — 0.8%
(Cost: $ 4,869,763 ) .................................. 5,084,086
a
Total Long-Term Investments — 99.4%
(Cost: $ 543,826,949 ) ................................ 654,268,271
a
Short-Term Securities
Money Market Funds  —  5 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 37,307,075 37,318,267
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 182,536 182,536
a
Total Short-Term Securities — 5.7%
(Cost: $ 37,498,293 ) ................................. 37,500,803
Total Investments —  105.1%
(Cost: $ 581,325,242 ) ................................ 691,769,074
Liabilities in Excess of Other Assets — ( 5 .1 ) % ............... (33,664,420)
Net Assets — 100.0% ................................. $ 658,104,654
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(continued)
July 31, 2026
29
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 15,144,774  $ 22,178,106
(a)
$ —  $ (4,466) $ (147) $ 37,318,267  37,307,075  $ 731,449
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 50,000  132,536
(a)
—  —  —  182,536  182,536  11,102  —
$ —  $ (4,466) $ (147)
$ 37,500,803
$ 742,551  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ..................................................................... 32 09/10/26 $ 791 $ (17,587)
Mini S&P/TSX 60 Index ................................................................ 11 09/17/26 818 4,891
Micro E-Mini S&P 500 Index ............................................................. 4 09/18/26 150 (1,424)
STOXX Europe 600 Index ............................................................... 50 09/18/26 1,875 19,406
$ 5,286
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 24,297 $ — $ — $ — $ 24,297
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 19,011 $ — $ — $ — $ 19,011
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 1,003,123 $ — $ — $ — $ 1,003,123
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (22,415) $ — $ — $ — $ (22,415)

Schedule of Investments
(continued)
July 31, 2026
iShares
®
International Small-Cap Equity Factor ETF
30
2026
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,786,137
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 119,876,640  $ 529,182,243  $ 125,302  $ 649,184,185
Preferred Stocks .......................................... —  5,084,086  —  5,084,086
Short-Term Securities
Money Market Funds ....................................... 37,500,803  —  —  37,500,803
$ 157,377,443  $ 534,266,329  $ 125,302  $ 691,769,074
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 24,297  $ —  $ —  $ 24,297
Liabilities
Equity Contracts ............................................ (1,424) (17,587) —  (19,011)
$ 22,873  $ (17,587) $ —  $ 5,286
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI EAFE Growth ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  7 .1%
Aristocrat Leisure Ltd. ...................... 835,400 $ 37,547,090
BHP Group Ltd. .......................... 2,736,455 115,343,100
Brambles Ltd. ........................... 2,079,041 28,540,448
CAR Group Ltd. .......................... 556,383 10,158,930
Cochlear Ltd. ........................... 100,573 8,428,870
Coles Group Ltd. ......................... 2,066,780 34,914,062
Commonwealth Bank of Australia .............. 2,573,430 321,691,132
Computershare Ltd. ....................... 802,131 23,047,695
Evolution Mining Ltd. ...................... 3,126,810 24,793,499
Goodman Group ......................... 3,063,955 63,788,226
Insurance Australia Group Ltd. ................ 2,250,980 13,411,761
Lottery Corp. Ltd. (The) ..................... 3,420,468 13,401,342
Lynas Rare Earths Ltd.
(a)
.................... 1,391,702 13,659,234
Macquarie Group Ltd. ...................... 557,407 98,950,162
Medibank Pvt Ltd. ........................ 4,231,828 15,339,283
Northern Star Resources Ltd. ................. 2,092,625 29,001,273
Origin Energy Ltd. ........................ 925,787 6,984,525
PLS Group Ltd.
(a)
......................... 4,802,934 13,955,543
Pro Medicus Ltd. ......................... 88,312 10,046,274
Qantas Airways Ltd. ....................... 1,140,274 7,935,185
REA Group Ltd. .......................... 80,985 9,145,996
SGH Ltd. .............................. 313,110 9,683,151
Sigma Healthcare Ltd. ..................... 7,981,579 16,457,979
Telstra Group Ltd. ........................ 6,058,890 21,390,144
Transurban Group ........................ 4,796,690 49,812,477
Wesfarmers Ltd. ......................... 1,747,492 109,454,742
WiseTech Global Ltd. ...................... 297,263 7,661,934
Woolworths Group Ltd. ..................... 1,878,166 52,411,369
Xero Ltd.
(a)
............................. 249,784 12,470,475
1,179,425,901
a
Austria  —  0 .3%
BAWAG Group AG
(b)
....................... 73,029 14,809,955
Erste Group Bank AG ...................... 236,854 30,962,283
45,772,238
a
Belgium  —  1 .7%
Anheuser-Busch InBev SA/N.V. ............... 1,382,945 120,114,259
Argenx SE
(a)
............................ 95,192 81,531,662
D'ieteren Group .......................... 34,597 7,140,996
Elia Group SA/N.V. , Class B ................. 33,595 4,813,650
Financiere de Tubize SA .................... 11,913 2,664,310
Lotus Bakeries N.V. ....................... 658 8,439,642
UCB SA ............................... 187,046 48,011,606
272,716,125
a
Denmark  —  2 .7%
Carlsberg A.S. , Class B .................... 144,392 21,262,394
Coloplast A.S. , Class B ..................... 193,780 12,814,617
Demant A.S.
(a)
........................... 131,327 5,684,343
DSV A.S. .............................. 296,007 63,973,295
Genmab A.S.
(a)
.......................... 93,941 27,039,828
Novo Nordisk A.S. , Class B .................. 4,952,927 234,281,247
Novonesis Novozymes B ................... 542,012 35,286,804
Orsted A.S.
(a) (b)
.......................... 460,063 10,257,265
Vestas Wind Systems A.S. .................. 1,475,475 39,716,035
450,315,828
a
Finland  —  0 .7%
Kone OYJ , Class B ....................... 253,234 14,610,830
Metso OYJ ............................. 989,671 18,524,868
Neste OYJ ............................. 673,647 23,872,958
Nokia OYJ ............................. 2,705,443 25,006,222
Security Shares Value
a
Finland (continued)
Orion OYJ , Class B ....................... 168,440 $ 15,746,977
Wartsila OYJ Abp ......................... 751,104 25,471,650
123,233,505
a
France  —  9 .6%
Abivax SA
(a)
............................ 93,168 11,562,749
Accor SA .............................. 288,487 15,003,056
Aeroports de Paris SA
(c)
.................... 49,912 6,918,081
Air Liquide SA ........................... 638,395 125,769,220
Airbus SE .............................. 913,647 214,486,392
BioMerieux ............................. 39,001 3,108,691
Bureau Veritas SA ........................ 490,910 15,704,224
Dassault Aviation SA ...................... 26,505 9,156,144
Dassault Systemes SE ..................... 522,810 12,163,173
EssilorLuxottica SA ....................... 463,169 87,687,982
Eurofins Scientific SE ...................... 114,823 9,055,027
Euronext N.V.
(b)
.......................... 78,516 14,356,325
Getlink SE ............................. 382,577 8,161,413
Hermes International SCA ................... 39,793 70,508,158
Kering SA .............................. 38,624 12,748,752
Legrand SA ............................ 393,072 59,758,429
L'Oreal SA ............................. 240,671 107,193,710
LVMH Moet Hennessy Louis Vuitton SE .......... 135,425 74,366,604
Safran SA .............................. 530,085 208,313,486
Sartorius Stedim Biotech .................... 44,897 8,680,387
Schneider Electric SE ...................... 842,922 283,209,394
STMicroelectronics N.V. .................... 971,519 51,896,993
Thales SA .............................. 142,594 40,593,725
Veolia Environnement SA ................... 912,463 36,309,964
Vinci SA ............................... 716,606 101,179,563
1,587,891,642
a
Germany  —  8 .9%
adidas AG ............................. 249,277 46,121,988
Beiersdorf AG
(c)
.......................... 71,207 6,614,494
Commerzbank AG
(c)
....................... 998,279 43,538,937
Continental AG .......................... 169,180 14,069,558
CTS Eventim AG & Co. KGaA ................ 89,483 6,037,490
Delivery Hero SE , Class A
(a) (b)
................. 258,983 11,289,795
Deutsche Boerse AG ...................... 279,584 84,215,497
Deutsche Telekom AG , Registered ............. 5,279,332 162,925,328
GEA Group AG .......................... 225,354 16,009,485
Heidelberg Materials AG .................... 203,523 37,888,838
Hensoldt AG
(c)
........................... 94,052 8,639,512
HOCHTIEF AG .......................... 22,826 11,698,882
Infineon Technologies AG ................... 2,007,833 144,089,183
Knorr-Bremse AG ........................ 99,857 11,876,563
MTU Aero Engines AG ..................... 83,030 34,812,663
Nemetschek SE .......................... 88,840 5,988,235
QIAGEN N.V. ........................... 158,499 6,522,054
Rational AG ............................ 7,869 6,126,463
Rheinmetall AG .......................... 71,670 94,744,054
RWE AG .............................. 987,759 64,977,697
SAP SE ............................... 1,603,271 293,871,739
Scout24 SE
(b)
........................... 108,316 9,286,321
Siemens AG , Registered .................... 399,476 130,886,859
Siemens Energy AG ....................... 1,192,020 203,648,237
Symrise AG , Class A ...................... 134,042 13,755,389
Zalando SE
(a) (b)
.......................... 327,883 10,693,967
1,480,329,228
a
Hong Kong  —  1 .8%
AIA Group Ltd. .......................... 16,448,600 165,816,531
Futu Holdings Ltd. , ADR .................... 101,524 10,672,203
Galaxy Entertainment Group Ltd. .............. 3,374,000 14,713,990

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
32
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd. .......... 1,215,600 $ 63,336,169
Sands China Ltd. ......................... 4,068,000 7,628,729
Techtronic Industries Co. Ltd. ................. 2,219,500 37,287,501
299,455,123
a
Ireland  —  0 .2%
Kingspan Group PLC ...................... 235,528 21,890,855
Ryanair Holdings PLC ..................... 647,408 18,154,287
40,045,142
a
Israel  —  1 .2%
Azrieli Group Ltd. ......................... 23,468 3,098,052
Check Point Software Technologies Ltd.
(a)
........ 120,630 15,335,692
CyberArk Software Ltd.
(a)
.................... 47,957 2,158,065
Elbit Systems Ltd. ........................ 43,078 34,799,823
Enlight Renewable Energy Ltd.
(a)
.............. 212,795 18,059,837
Nova Ltd.
(a)
............................. 47,373 18,824,665
OPC Energy Ltd.
(a)
........................ 261,280 8,197,741
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 1,790,749 62,694,123
Tower Semiconductor Ltd.
(a)
.................. 172,211 37,725,619
200,893,617
a
Italy  —  1 .7%
Davide Campari-Milano N.V.
(c)
................ 450,328 3,067,055
Eni SpA ............................... 1,397,631 38,877,452
Ferrari N.V. ............................. 186,607 73,372,566
FinecoBank Banca Fineco SpA ............... 472,983 12,958,244
Leonardo SpA ........................... 622,243 39,658,350
Moncler SpA ............................ 338,858 19,273,819
Prysmian SpA ........................... 433,253 59,785,962
Recordati Industria Chimica e Farmaceutica SpA ... 161,746 9,635,048
Telecom Italia SpA
(a)
....................... 1,309,018 11,115,991
Tenaris SA ............................. 492,246 14,122,348
281,866,835
a
Japan  —  22 .7%
Advantest Corp. .......................... 1,125,400 222,358,718
Aeon Co. Ltd. ........................... 3,325,400 28,530,998
Ajinomoto Co., Inc. ........................ 1,316,300 40,592,532
ANA Holdings, Inc. ........................ 88,100 1,720,749
Asics Corp. ............................. 1,046,100 30,843,653
Astellas Pharma, Inc. ...................... 923,900 12,689,584
Bandai Namco Holdings, Inc. ................. 390,100 11,300,892
Capcom Co. Ltd. ......................... 427,700 10,743,977
Central Japan Railway Co. .................. 582,000 14,482,976
Chugai Pharmaceutical Co. Ltd. ............... 1,032,300 44,792,885
Daifuku Co. Ltd. .......................... 482,800 17,784,510
Daiichi Sankyo Co. Ltd. ..................... 2,624,500 42,415,923
Daikin Industries Ltd. ...................... 264,600 38,328,572
Disco Corp. ............................. 133,300 47,645,987
East Japan Railway Co. .................... 970,800 22,336,692
Ebara Corp. ............................ 704,800 23,926,260
FANUC Corp. ........................... 931,000 37,515,086
Fast Retailing Co. Ltd. ..................... 293,700 143,815,864
Fujikura Ltd. ............................ 2,321,600 58,913,718
Fujitsu Ltd. ............................. 2,603,100 59,999,565
Furukawa Electric Co. Ltd. ................... 998,200 19,047,573
Hankyu Hanshin Holdings, Inc. ................ 123,000 3,639,312
Hitachi Ltd. ............................. 6,797,900 222,770,823
Hoya Corp. ............................. 520,500 79,593,255
Ibiden Co. Ltd. ........................... 357,400 35,755,313
Idemitsu Kosan Co. Ltd. .................... 461,600 3,778,902
IHI Corp. .............................. 1,502,500 26,271,141
ITOCHU Corp. .......................... 8,536,400 107,128,495
JX Advanced Metals Corp. .................. 841,900 19,505,290
Security Shares Value
a
Japan (continued)
Kajima Corp. ............................ 611,500 $ 20,432,795
Kawasaki Heavy Industries Ltd. ............... 1,133,700 19,368,868
Keyence Corp. .......................... 289,748 145,333,719
Kikkoman Corp. .......................... 525,000 5,406,956
Kioxia Holdings Corp.
(a)
..................... 482,400 134,462,431
Kirin Holdings Co. Ltd. ..................... 421,300 7,793,945
Komatsu Ltd. ........................... 657,400 28,524,737
Konami Group Corp. ...................... 150,400 19,374,456
Lasertec Corp. .......................... 120,300 27,636,777
MINEBEA MITSUMI, Inc. ................... 511,300 11,644,409
Mitsubishi Electric Corp. .................... 2,924,600 105,353,123
Mitsubishi Estate Co. Ltd. ................... 796,400 19,334,338
Mitsubishi Heavy Industries Ltd. ............... 4,929,100 115,155,242
Mitsui Kinzoku Co. Ltd. ..................... 82,400 15,513,694
MS&AD Insurance Group Holdings, Inc. ......... 643,900 19,821,537
Murata Manufacturing Co. Ltd. ................ 865,300 39,426,804
NEC Corp. ............................. 1,882,300 55,939,429
Nexon Co. Ltd. .......................... 488,800 7,660,692
NIDEC CORP.
(a)
.......................... 1,283,800 20,615,046
Nintendo Co. Ltd. ......................... 1,691,000 80,664,299
Nippon Sanso Holdings Corp. ................ 266,300 9,573,283
Nissan Motor Co. Ltd.
(a) (c)
.................... 3,723,100 7,860,492
Nitto Denko Corp. ........................ 521,700 11,016,431
Nomura Research Institute Ltd. ............... 580,570 17,175,320
Obic Co. Ltd. ............................ 349,500 10,024,904
Olympus Corp. .......................... 820,700 9,380,091
Oriental Land Co. Ltd. ..................... 1,666,200 33,256,775
Otsuka Holdings Co. Ltd. ................... 646,200 44,807,122
Pan Pacific International Holdings Corp. ......... 2,930,300 16,616,176
Rakuten Group, Inc.
(a)
...................... 2,184,200 11,388,743
Recruit Holdings Co. Ltd. ................... 2,035,500 160,968,999
Resona Holdings, Inc. ..................... 3,197,100 43,355,230
Resonac Holdings Corp. .................... 268,100 22,332,482
Ryohin Keikaku Co. Ltd. .................... 776,500 20,367,799
Sanrio Co. Ltd. .......................... 1,462,500 11,696,875
SCREEN Holdings Co. Ltd. .................. 234,800 17,911,630
Seibu Holdings, Inc. ....................... 305,800 6,848,352
Seven & i Holdings Co. Ltd. .................. 2,910,500 38,593,568
Shin-Etsu Chemical Co. Ltd. ................. 1,641,600 58,523,213
Shiseido Co. Ltd. ......................... 311,200 6,147,329
SMC Corp. ............................. 29,200 12,616,160
SoftBank Group Corp. ..................... 2,007,600 62,531,677
Sompo Holdings, Inc. ...................... 441,800 19,614,418
Sony Group Corp. ........................ 8,982,300 209,906,147
Sumitomo Electric Industries Ltd. .............. 4,395,900 58,180,136
Taisei Corp. ............................ 220,200 17,836,734
Takeda Pharmaceutical Co. Ltd. ............... 1,215,500 41,734,951
TDK Corp. ............................. 2,913,500 56,022,108
Terumo Corp. ........................... 2,052,500 30,109,959
Toho Co. Ltd. ........................... 812,000 7,767,600
Tokio Marine Holdings, Inc. .................. 1,789,000 91,178,808
Tokyo Electron Ltd. ....................... 688,700 230,257,927
Tokyo Gas Co. Ltd. ....................... 458,000 17,681,026
Yokogawa Electric Corp. .................... 338,200 12,061,801
Zensho Holdings Co. Ltd. ................... 145,800 9,103,968
3,762,140,776
a
Netherlands  —  8 .1%
Adyen N.V.
(a) (b)
........................... 41,308 42,019,147
ASM International N.V. ..................... 72,073 66,750,317
ASML Holding N.V. ....................... 596,646 983,239,735
BE Semiconductor Industries N.V. ............. 109,249 25,052,852
Coca-Cola Europacific Partners PLC ............ 309,036 33,827,081
CSG N.V.
(a)
............................. 232,823 4,435,286
CVC Capital Partners PLC
(b)
................. 338,571 5,684,651

iShares
®
MSCI EAFE Growth ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
Netherlands (continued)
EXOR N.V. ............................. 137,063 $ 10,976,112
InPost SA
(a)
............................. 384,539 6,858,475
Koninklijke KPN N.V. ...................... 2,053,512 9,696,356
Koninklijke Philips N.V. ..................... 592,506 15,611,253
Prosus N.V.
(a)
........................... 2,014,381 93,613,922
Universal Music Group N.V. .................. 1,556,501 25,681,569
Wolters Kluwer N.V. ....................... 349,189 27,414,341
1,350,861,097
a
New Zealand  —  0 .2%
Fisher & Paykel Healthcare Corp. Ltd. ........... 938,739 22,451,623
Infratil Ltd. ............................. 1,386,732 12,037,902
34,489,525
a
Norway  —  0 .4%
Gjensidige Forsikring ASA ................... 307,426 9,170,803
Kongsberg Gruppen ASA ................... 643,750 20,119,098
Mowi ASA .............................. 671,285 14,375,724
Norsk Hydro ASA ......................... 2,062,493 19,024,488
Salmar ASA ............................ 107,683 5,870,674
Var Energi ASA .......................... 720,489 3,619,742
72,180,529
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 6,276,070 7,732,782
EDP Renewables SA ...................... 507,267 7,871,230
Galp Energia SGPS SA .................... 407,142 9,246,442
Jeronimo Martins SGPS SA .................. 435,435 8,732,603
33,583,057
a
Singapore  —  1 .7%
DBS Group Holdings Ltd. ................... 2,058,040 118,742,113
Grab Holdings Ltd. , Class A
(a) (c)
................ 3,667,332 12,835,662
Keppel Ltd. ............................. 777,900 6,947,392
Sea Ltd. , ADR
(a)
.......................... 591,505 63,137,244
Singapore Exchange Ltd. ................... 1,164,472 22,199,716
Singapore Technologies Engineering Ltd. ......... 2,495,000 19,605,176
Singapore Telecommunications Ltd. ............ 7,861,600 27,200,327
Yangzijiang Shipbuilding Holdings Ltd. ........... 2,905,600 8,869,384
279,537,014
a
Spain  —  2 .6%
Acciona SA ............................. 37,979 10,445,933
ACS Actividades de Construccion y Servicios SA ... 276,231 35,211,401
Aena SME SA
(b)
.......................... 1,153,927 35,573,084
Amadeus IT Group SA ..................... 675,582 41,694,877
Banco Santander SA ...................... 7,715,396 109,730,441
Cellnex Telecom SA
(a) (b)
..................... 735,716 22,854,322
Ferrovial N.V. ........................... 729,404 47,780,347
Indra Sistemas SA ........................ 116,234 7,641,986
Industria de Diseno Textil SA ................. 1,677,172 109,458,287
International Consolidated Airlines Group SA , Class DI 1,165,299 6,807,046
427,197,724
a
Sweden  —  5 .3%
AddTech AB , Class B ...................... 399,660 14,542,077
Alfa Laval AB ........................... 445,511 26,364,476
Assa Abloy AB , Class B .................... 1,500,331 55,670,920
Atlas Copco AB , Class A .................... 3,875,969 81,898,522
Atlas Copco AB , Class B .................... 2,281,470 42,155,968
Beijer Ref AB , Class B ..................... 649,900 9,171,585
Boliden AB ............................. 435,472 21,911,892
Epiroc AB , Class A ........................ 951,508 24,393,456
Epiroc AB , Class B ........................ 586,645 12,862,535
EQT AB ............................... 666,646 22,643,137
H & M Hennes & Mauritz AB , Class B ........... 327,990 6,006,723
Security Shares Value
a
Sweden (continued)
Hexagon AB , Class B ...................... 3,187,855 $ 31,465,938
Industrivarden AB , Class A .................. 81,487 4,698,789
Indutrade AB ............................ 420,182 10,549,542
Investment AB Latour , Class B ................ 209,866 4,427,344
Investor AB , Class B ....................... 2,663,588 115,061,302
Lifco AB , Class B
(c)
........................ 327,577 11,156,642
Millicom International Cellular SA
(a)
............. 92,718 8,852,715
Nibe Industrier AB , Class B .................. 2,207,042 8,847,001
Octave Intelligence PLC
(a)
................... 215,599 3,864,942
Saab AB , Class B ........................ 493,024 30,980,528
Sagax AB , Class B ........................ 188,190 3,308,081
Sandvik AB ............................. 1,590,566 59,478,787
Securitas AB , Class B ...................... 732,399 11,765,519
Spotify Technology SA
(a)
.................... 225,593 112,782,963
Swedish Orphan Biovitrum AB
(a)
............... 276,015 13,678,261
Tele2 AB , Class B ........................ 423,163 7,330,911
Telia Co. AB ............................ 3,624,507 16,796,707
Trelleborg AB , Class B ..................... 295,960 13,156,617
Verisure PLC
(a)
.......................... 361,072 4,489,755
Volvo AB , Class B ........................ 2,389,512 91,402,967
881,716,602
a
Switzerland  —  9 .5%
ABB Ltd. , Registered ...................... 2,409,418 237,710,526
Alcon AG .............................. 274,128 18,826,896
Avolta AG
(a)
............................. 141,795 8,512,561
Barry Callebaut AG , Registered ............... 5,756 8,019,390
Belimo Holding AG , Registered ............... 15,147 15,795,183
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 946 10,918,795
Chocoladefabriken Lindt & Spruengli AG , Registered . 154 18,133,594
Cie Financiere Richemont SA , Class A, Registered .. 825,825 195,176,911
EMS-Chemie Holding AG , Registered ........... 5,434 5,502,676
Galderma Group AG
(a)
..................... 283,761 61,749,601
Geberit AG , Registered ..................... 32,405 21,351,667
Givaudan SA , Registered ................... 9,247 36,958,907
Holcim AG
(a)
............................ 785,242 71,318,915
Logitech International SA , Registered ........... 112,587 11,498,542
Lonza Group AG , Registered ................. 108,037 75,299,390
Novartis AG , Registered .................... 984,414 153,954,232
Partners Group Holding AG .................. 32,953 27,467,266
Roche Holding AG , Bearer .................. 22,784 10,100,047
Roche Holding AG , NVS .................... 378,200 165,308,337
Sandoz Group AG ........................ 643,523 52,458,602
Schindler Holding AG , Participation Certificates , NVS 30,817 9,700,576
Schindler Holding AG , Registered .............. 15,586 4,767,349
SGS SA , Registered ....................... 128,099 15,179,266
Sika AG , Registered ....................... 82,964 18,666,120
Sonova Holding AG , Registered ............... 49,856 13,583,459
Straumann Holding AG , Registered ............. 171,563 21,246,397
UBS Group AG , Registered .................. 4,883,511 258,130,825
VAT Group AG
(b)
......................... 41,640 31,166,618
1,578,502,648
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(a) (d)
....................... 50,450 1
a
United Kingdom  —  12 .9%
Airtel Africa PLC
(b)
........................ 1,177,353 5,314,450
Anglo American PLC ...................... 1,631,368 82,582,298
Antofagasta PLC ......................... 530,038 26,417,502
AstraZeneca PLC ........................ 2,325,050 395,514,964
BAE Systems PLC ........................ 4,506,912 127,587,661
Centrica PLC ........................... 6,764,755 14,131,665
Coca-Cola HBC AG , Class DI
(a)
............... 307,801 20,754,961

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
34
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
Compass Group PLC ...................... 2,616,720 $ 83,096,175
Endeavour Mining PLC ..................... 327,167 15,607,633
Experian PLC ........................... 1,385,965 52,292,065
Fresnillo PLC ........................... 283,090 9,536,149
Glencore PLC
(a)
.......................... 14,441,963 106,370,113
GSK PLC .............................. 6,235,227 162,133,715
Halma PLC ............................. 569,861 27,226,350
Informa PLC ............................ 2,014,719 24,135,573
InterContinental Hotels Group PLC ............. 218,959 35,407,226
Intertek Group PLC ....................... 121,321 9,582,318
Lloyds Banking Group PLC .................. 31,514,821 48,709,827
London Stock Exchange Group PLC ............ 685,962 77,165,612
Marks & Spencer Group PLC ................. 3,222,886 17,617,492
Melrose Industries PLC ..................... 1,974,181 12,143,736
Next PLC .............................. 176,255 35,296,484
Pearson PLC ........................... 723,228 12,204,217
Prudential PLC .......................... 3,881,172 58,328,383
RELX PLC ............................. 2,747,763 96,644,168
Rentokil Initial PLC ........................ 3,848,837 17,724,888
Rolls-Royce Holdings PLC .................. 12,909,032 257,530,828
Sage Group PLC (The) ..................... 1,417,716 18,675,533
Severn Trent PLC ........................ 413,233 16,758,228
Smith & Nephew PLC ...................... 1,179,895 18,457,059
Smiths Group PLC ........................ 467,194 16,683,305
Spirax Group PLC ........................ 73,535 6,894,417
SSE PLC .............................. 1,866,448 58,967,517
Standard Chartered PLC .................... 960,241 28,392,030
Sunbelt Rentals Holdings, Inc. ................ 631,461 45,241,782
Tesco PLC ............................. 9,799,819 64,503,959
United Utilities Group PLC ................... 743,561 13,848,354
Wise Group PLC , Class A
(a)
.................. 1,104,017 13,186,352
2,132,664,989
a
United States  —  0 .1%
Nebius Group N.V. , Class A
(a) (c)
................ 110,257 20,994,035
a
Total Common Stocks — 99.6%
(Cost: $ 14,142,317,577 ) .............................. 16,535,813,181
Security Shares Value
a
Preferred Stocks
Germany  —  0 .1%
Sartorius AG , Preference Shares , NVS .......... 39,140 $ 9,864,600
a
Total Preferred Stocks — 0.1%
(Cost: $ 12,816,582 ) ................................. 9,864,600
a
Total Long-Term Investments — 99.7%
(Cost: $ 14,155,134,159 ) .............................. 16,545,677,781
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 53,387,137 53,403,153
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 4,633,113 4,633,113
a
Total Short-Term Securities — 0.3%
(Cost: $ 58,031,921 ) ................................. 58,036,266
Total Investments —  100.0%
(Cost: $ 14,213,166,080 ) .............................. 16,603,714,047
Liabilities in Excess of Other Assets — 0 .0% ................ (6,400,610)
Net Assets — 100.0% ................................. $ 16,597,313,437
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 24,979,810 $ 28,427,321
(a)
$ — $ (8,323) $ 4,345 $ 53,403,153 53,387,137 $ 279,610
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 3,690,000 943,113
(a)
— — — 4,633,113 4,633,113 173,744 —
$ — $ (8,323) $ 4,345
$ 58,036,266
$ 453,354 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI EAFE Growth ETF
Schedule of Investments
(continued)
July 31, 2026
35
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 72 09/10/26 $ 17,793 $ (85,633)
Euro STOXX 50 Index ................................................................. 454 09/18/26 33,365 267,953
FTSE 100 Index ..................................................................... 29 09/18/26 4,250 130,644
$ 312,964
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 398,597 $ — $ — $ — $ 398,597
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 85,633 $ — $ — $ — $ 85,633
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 15,600,095 $ — $ — $ — $ 15,600,095
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (623,488) $ — $ — $ — $ (623,488)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 61,057,639
a

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Growth ETF
36
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 455,050,164  $ 16,080,763,016  $ 1  $ 16,535,813,181
Preferred Stocks .......................................... —  9,864,600  —  9,864,600
Short-Term Securities
Money Market Funds ....................................... 58,036,266  —  —  58,036,266
$ 513,086,430  $ 16,090,627,616  $ 1  $ 16,603,714,047
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 267,953  $ 130,644  $ —  $ 398,597
Liabilities
Equity Contracts ............................................ —  (85,633) —  (85,633)
$ 267,953  $ 45,011  $ —  $ 312,964
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
MSCI EAFE Min Vol Factor ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  5 .4%
ANZ Group Holdings Ltd. ................... 329,566 $ 8,613,230
Brambles Ltd. ........................... 1,263,530 17,345,359
Coles Group Ltd. ......................... 1,676,951 28,328,690
Commonwealth Bank of Australia .............. 206,769 25,847,120
CSL Ltd. ............................... 75,117 6,494,634
Insurance Australia Group Ltd. ................ 2,250,705 13,410,123
Lottery Corp. Ltd. (The) ..................... 2,488,841 9,751,241
Medibank Pvt Ltd. ........................ 9,891,690 35,854,821
National Australia Bank Ltd. .................. 101,365 2,935,121
Origin Energy Ltd. ........................ 541,728 4,087,023
QBE Insurance Group Ltd. .................. 456,377 7,915,751
Sigma Healthcare Ltd. ..................... 4,514,031 9,307,911
Telstra Group Ltd. ........................ 5,926,444 20,922,560
Transurban Group ........................ 4,062,304 42,186,055
Washington H Soul Pattinson & Co. Ltd. ......... 383,540 12,447,724
Wesfarmers Ltd. ......................... 399,649 25,032,148
Westpac Banking Corp. .................... 203,805 5,404,352
Woodside Energy Group Ltd. ................. 329,993 7,723,462
Woolworths Group Ltd. ..................... 292,043 8,149,638
291,756,963
a
Austria  —  0 .8%
OMV AG .............................. 399,950 29,246,404
Verbund AG ............................ 207,468 14,240,403
43,486,807
a
Belgium  —  2 .0%
Anheuser-Busch InBev SA/N.V. ............... 378,432 32,868,320
Argenx SE
(a)
............................ 31,194 26,717,567
Groupe Bruxelles Lambert N.V. ............... 352,549 31,798,789
KBC Group N.V. ......................... 27,038 3,889,652
UCB SA ............................... 50,478 12,956,865
108,231,193
a
Denmark  —  1 .6%
AP Moller - Maersk A.S. , Class A .............. 4,265 11,119,793
Carlsberg A.S. , Class B .................... 21,552 3,173,632
Coloplast A.S. , Class B ..................... 125,514 8,300,206
Danske Bank A.S. ........................ 124,036 7,138,230
DSV A.S. .............................. 32,894 7,109,081
Genmab A.S.
(a)
.......................... 14,760 4,248,495
Novonesis Novozymes B ................... 168,008 10,937,886
Tryg A.S. .............................. 1,401,318 33,347,998
85,375,321
a
Finland  —  2 .4%
Elisa OYJ .............................. 562,928 22,702,206
Kone OYJ , Class B ....................... 450,506 25,992,822
Neste OYJ ............................. 142,987 5,067,228
Nokia OYJ ............................. 1,030,310 9,523,084
Orion OYJ , Class B ....................... 47,571 4,447,278
Sampo OYJ , Class A ...................... 5,871,086 65,003,167
132,735,785
a
France  —  6 .1%
Air Liquide SA ........................... 202,003 39,796,301
BioMerieux ............................. 56,490 4,502,705
Bollore SE ............................. 1,868,909 8,346,349
Carrefour SA ............................ 170,462 3,128,315
Danone SA ............................. 548,230 42,644,666
Engie SA .............................. 125,193 3,902,404
EssilorLuxottica SA ....................... 36,937 6,992,979
Euronext N.V.
(b)
.......................... 18,365 3,357,964
Getlink SE ............................. 677,869 14,460,799
Security Shares Value
a
France (continued)
Ipsen SA .............................. 16,938 $ 3,272,852
L'Oreal SA ............................. 49,266 21,942,840
Orange SA ............................. 3,043,863 58,161,199
Sanofi SA .............................. 448,720 38,640,021
Thales SA .............................. 29,507 8,400,066
TotalEnergies SE ......................... 853,294 75,226,789
332,776,249
a
Germany  —  4 .1%
Allianz SE , Registered ..................... 30,544 15,214,025
Beiersdorf AG ........................... 160,795 14,936,419
Deutsche Boerse AG ...................... 100,419 30,247,925
Deutsche Telekom AG , Registered ............. 970,820 29,960,451
E.ON SE .............................. 1,149,802 24,770,483
Fresenius SE & Co. KGaA ................... 195,176 10,031,503
Hannover Rueck SE ....................... 9,174 2,644,373
Henkel AG & Co. KGaA .................... 36,764 3,012,451
Merck KGaA
(c)
........................... 44,429 7,342,700
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 36,406 21,869,067
QIAGEN N.V. ........................... 397,132 16,341,532
Rheinmetall AG .......................... 1,900 2,511,702
RWE AG .............................. 58,656 3,858,565
SAP SE ............................... 179,359 32,875,628
Symrise AG , Class A ...................... 49,710 5,101,240
220,718,064
a
Hong Kong  —  5 .9%
BOC Hong Kong Holdings Ltd. ................ 11,265,500 74,916,273
CK Hutchison Holdings Ltd. .................. 399,500 3,743,025
CK Infrastructure Holdings Ltd. ................ 3,036,500 24,220,773
CLP Holdings Ltd. ........................ 5,625,500 55,930,656
HKT Trust & HKT Ltd. , Class SS ............... 17,196,349 29,110,762
Hong Kong & China Gas Co. Ltd. .............. 23,524,799 21,060,265
Jardine Matheson Holdings Ltd. ............... 116,100 7,710,771
MTR Corp. Ltd.
(c)
......................... 4,939,248 20,839,517
Power Assets Holdings Ltd. .................. 6,340,500 47,734,063
Sino Land Co. Ltd. ........................ 5,364,000 7,305,988
Sun Hung Kai Properties Ltd. ................. 204,500 3,209,597
Swire Pacific Ltd. , Class A ................... 1,731,500 21,989,023
WH Group Ltd.
(b)
......................... 4,143,000 4,457,735
322,228,448
a
Ireland  —  0 .6%
AIB Group PLC .......................... 664,465 7,902,894
Kerry Group PLC , Class A ................... 172,623 16,480,238
Ryanair Holdings PLC ..................... 365,429 10,247,175
34,630,307
a
Israel  —  3 .4%
Azrieli Group Ltd. ......................... 71,563 9,447,159
Bank Hapoalim BM ....................... 2,051,323 49,801,929
Bank Leumi Le-Israel BM ................... 1,451,201 34,289,440
Check Point Software Technologies Ltd.
(a)
........ 81,092 10,309,226
CyberArk Software Ltd.
(a)
.................... 5,209 234,405
Elbit Systems Ltd. ........................ 31,583 25,513,785
Israel Discount Bank Ltd. , Class A ............. 1,381,182 14,414,699
Mizrahi Tefahot Bank Ltd. ................... 322,298 23,984,799
OPC Energy Ltd.
(a)
........................ 161,580 5,069,622
Phoenix Financial Ltd. ..................... 170,012 9,532,482
Tower Semiconductor Ltd.
(a)
.................. 11,117 2,435,360
185,032,906
a

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
38
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Italy  —  4 .1%
Enel SpA .............................. 1,670,821 $ 18,869,248
Eni SpA ............................... 2,853,502 79,374,947
Ferrari N.V. ............................. 38,948 15,314,081
Generali ............................... 338,184 17,138,835
Italgas SpA ............................. 231,431 2,387,460
Leonardo SpA ........................... 63,478 4,045,739
Poste Italiane SpA ........................ 1,488,300 45,024,883
Recordati Industria Chimica e Farmaceutica SpA ... 47,937 2,855,559
Snam SpA ............................. 3,848,416 26,095,407
Terna - Rete Elettrica Nazionale ............... 1,203,316 13,794,966
224,901,125
a
Japan  —  26 .7%
Aeon Co. Ltd. ........................... 1,164,300 9,989,367
ANA Holdings, Inc. ........................ 790,700 15,443,771
Asahi Group Holdings Ltd. ................... 267,800 2,794,813
Astellas Pharma, Inc. ...................... 2,410,300 33,104,995
Bandai Namco Holdings, Inc. ................. 105,300 3,050,459
Bridgestone Corp. ........................ 1,654,800 40,865,976
Canon, Inc. ............................. 943,600 26,265,203
Central Japan Railway Co. .................. 1,599,700 39,808,277
Chubu Electric Power Co., Inc. ................ 375,200 6,496,612
Chugai Pharmaceutical Co. Ltd. ............... 263,800 11,446,637
Dai Nippon Printing Co. Ltd. ................. 315,200 5,715,274
Daikin Industries Ltd. ...................... 38,100 5,518,967
Daito Trust Construction Co. Ltd. .............. 1,427,000 30,216,291
Daiwa House Industry Co. Ltd. ................ 656,800 19,287,942
Denso Corp. ............................ 227,500 2,793,451
East Japan Railway Co. .................... 2,218,600 51,046,750
Fast Retailing Co. Ltd. ..................... 72,200 35,354,121
FUJIFILM Holdings Corp. ................... 201,500 4,743,234
Fujitsu Ltd. ............................. 780,100 17,980,738
Hankyu Hanshin Holdings, Inc. ................ 310,300 9,181,126
Hoya Corp. ............................. 112,000 17,126,695
Idemitsu Kosan Co. Ltd. .................... 793,200 6,493,555
Inpex Corp. ............................. 732,800 16,890,063
ITOCHU Corp. .......................... 1,799,400 22,581,769
Japan Post Bank Co. Ltd. ................... 1,210,600 23,407,105
Japan Post Holdings Co. Ltd. ................. 677,900 10,029,097
Japan Tobacco, Inc. ....................... 1,299,700 57,949,565
Kao Corp. .............................. 1,737,100 35,707,932
Kawasaki Kisen Kaisha Ltd. .................. 255,200 4,547,367
KDDI Corp. ............................. 3,156,200 58,148,932
Keyence Corp. .......................... 29,900 14,997,440
Kikkoman Corp. .......................... 415,800 4,282,309
Kirin Holdings Co. Ltd. ..................... 923,400 17,082,669
Kyocera Corp. ........................... 1,139,200 25,981,491
Kyowa Kirin Co. Ltd. ....................... 1,014,800 16,290,107
Mitsubishi Corp. .......................... 874,900 26,153,183
Mitsubishi HC Capital, Inc. ................... 1,098,700 10,115,952
Mitsubishi UFJ Financial Group, Inc. ............ 274,600 6,133,602
Mitsui & Co. Ltd. ......................... 446,200 13,691,324
Mitsui OSK Lines Ltd. ...................... 298,100 11,012,386
NEC Corp. ............................. 431,600 12,826,573
Nintendo Co. Ltd. ......................... 56,300 2,685,630
Nippon Building Fund, Inc. ................... 37,733 31,828,020
Nippon Yusen KK ......................... 329,000 12,632,769
Nitori Holdings Co. Ltd. ..................... 875,300 14,121,209
Nomura Research Institute Ltd. ............... 697,600 20,637,482
NTT, Inc. .............................. 43,766,800 41,951,055
Obayashi Corp. .......................... 426,700 8,386,484
Obic Co. Ltd. ............................ 1,627,500 46,682,494
Oriental Land Co. Ltd. ..................... 1,353,100 27,007,408
Osaka Gas Co. Ltd. ....................... 597,700 20,506,437
Otsuka Corp. ........................... 1,151,400 23,758,614
Security Shares Value
a
Japan (continued)
Otsuka Holdings Co. Ltd. ................... 536,000 $ 37,165,920
Pan Pacific International Holdings Corp. ......... 3,740,900 21,212,658
Recruit Holdings Co. Ltd. ................... 43,000 3,400,475
Ryohin Keikaku Co. Ltd. .................... 531,600 13,944,008
Secom Co. Ltd. .......................... 1,960,100 84,433,326
Seibu Holdings, Inc. ....................... 134,800 3,018,829
Seven & i Holdings Co. Ltd. .................. 724,700 9,609,606
Shionogi & Co. Ltd. ....................... 2,320,600 41,959,440
SoftBank Corp. .......................... 40,530,400 56,887,564
Suntory Beverage & Food Ltd. ................ 458,100 13,281,254
Takeda Pharmaceutical Co. Ltd. ............... 2,240,000 76,911,799
Terumo Corp. ........................... 570,200 8,364,774
Tokyo Electron Ltd. ....................... 14,900 4,981,622
Tokyo Gas Co. Ltd. ....................... 252,700 9,755,448
Toyota Motor Corp. ....................... 142,800 2,702,442
Unicharm Corp. .......................... 1,604,900 10,179,804
West Japan Railway Co. .................... 934,100 17,626,291
Zensho Holdings Co. Ltd. ................... 53,300 3,328,131
1,451,514,113
a
Netherlands  —  2 .2%
ASML Holding N.V. ....................... 1,835 3,023,979
Coca-Cola Europacific Partners PLC ............ 94,915 10,389,396
Heineken N.V. ........................... 142,690 12,919,197
Koninklijke Ahold Delhaize N.V. ............... 1,409,503 55,847,649
Koninklijke KPN N.V. ...................... 8,591,652 40,568,410
122,748,631
a
New Zealand  —  0 .6%
Auckland International Airport Ltd. ............. 2,446,100 12,541,663
Fisher & Paykel Healthcare Corp. Ltd. ........... 477,542 11,421,271
Infratil Ltd. ............................. 479,534 4,162,725
Meridian Energy Ltd. ...................... 871,052 2,920,884
31,046,543
a
Norway  —  2 .0%
Aker BP ASA ............................ 76,043 2,711,268
Equinor ASA ............................ 1,952,451 80,149,886
Gjensidige Forsikring ASA ................... 157,348 4,693,837
Kongsberg Gruppen ASA ................... 267,546 8,361,606
Orkla ASA .............................. 269,156 2,989,769
Telenor ASA ............................ 204,093 2,881,313
Yara International ASA ..................... 111,643 5,266,402
107,054,081
a
Portugal  —  0 .6%
Banco Comercial Portugues SA , Class R ......... 2,524,647 3,110,632
Galp Energia SGPS SA .................... 974,361 22,128,329
Jeronimo Martins SGPS SA .................. 376,366 7,547,980
32,786,941
a
Singapore  —  5 .5%
DBS Group Holdings Ltd. ................... 1,369,340 79,006,397
Oversea-Chinese Banking Corp. Ltd. ........... 3,206,199 72,823,112
Singapore Airlines Ltd. ..................... 2,420,500 14,520,098
Singapore Exchange Ltd. ................... 2,404,619 45,842,114
Singapore Technologies Engineering Ltd. ......... 3,590,700 28,214,953
Singapore Telecommunications Ltd. ............ 5,265,800 18,219,126
United Overseas Bank Ltd. .................. 1,162,000 39,297,762
297,923,562
a
Spain  —  4 .3%
Aena SME SA
(b)
.......................... 990,030 30,520,493
CaixaBank SA ........................... 1,765,419 25,645,065
Endesa SA ............................. 426,644 20,775,397
Iberdrola SA ............................ 3,493,033 82,972,053

iShares
®
MSCI EAFE Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
39
Schedule of Investments
Security Shares Value
a
Spain (continued)
Industria de Diseno Textil SA ................. 559,166 $ 36,493,188
Redeia Corp. SA ......................... 971,126 17,127,784
Repsol SA ............................. 634,088 19,353,016
232,886,996
a
Sweden  —  0 .5%
Nordea Bank Abp ........................ 1,221,864 24,661,063
Telefonaktiebolaget LM Ericsson , Class B ........ 209,644 2,062,202
26,723,265
a
Switzerland  —  10 .4%
Alcon AG .............................. 39,252 2,695,797
Banque Cantonale Vaudoise , Registered ......... 149,335 23,459,144
BKW AG .............................. 75,610 12,490,916
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 495 5,713,323
Chocoladefabriken Lindt & Spruengli AG , Registered . 173 20,370,856
Geberit AG , Registered ..................... 10,550 6,951,399
Givaudan SA , Registered ................... 4,276 17,090,547
Helvetia Baloise Holding AG ................. 145,191 38,935,777
Holcim AG
(a)
............................ 58,612 5,323,383
Kuehne + Nagel International AG , Registered ...... 33,986 8,654,931
Nestle SA , Registered ..................... 558,295 55,802,132
Novartis AG , Registered .................... 489,833 76,605,842
Roche Holding AG , Bearer .................. 44,475 19,715,572
Roche Holding AG , NVS .................... 36,118 15,786,902
Schindler Holding AG , Participation Certificates , NVS 12,557 3,952,693
Schindler Holding AG , Registered .............. 101,008 30,895,702
SGS SA , Registered ....................... 105,207 12,466,648
Swiss Prime Site AG , Registered .............. 332,133 54,170,917
Swiss Re AG ............................ 67,120 11,169,776
Swisscom AG , Registered ................... 88,946 68,350,165
Zurich Insurance Group AG .................. 97,390 74,184,701
564,787,123
a
United Kingdom  —  10 .0%
Admiral Group PLC ....................... 186,471 9,452,676
AstraZeneca PLC ........................ 215,124 36,594,809
BAE Systems PLC ........................ 1,493,386 42,276,758
BP PLC ............................... 4,773,071 35,860,885
British American Tobacco PLC ................ 587,433 35,634,233
Bunzl PLC ............................. 82,803 3,124,747
Security Shares Value
a
United Kingdom (continued)
Compass Group PLC ...................... 898,756 $ 28,540,763
GSK PLC .............................. 1,089,082 28,319,243
Haleon PLC ............................ 7,544,613 36,935,109
Imperial Brands PLC ...................... 197,246 7,485,656
London Stock Exchange Group PLC ............ 117,779 13,249,260
National Grid PLC ........................ 1,592,069 25,482,421
Next PLC .............................. 46,301 9,272,148
Pearson PLC ........................... 1,327,729 22,404,958
Reckitt Benckiser Group PLC ................. 64,757 4,570,378
RELX PLC ............................. 467,627 16,447,351
Sage Group PLC (The) ..................... 1,377,086 18,140,315
Shell PLC .............................. 1,794,563 82,140,185
Tesco PLC ............................. 3,779,020 24,874,108
Unilever PLC ........................... 1,008,947 64,196,868
545,002,871
a
Total Long-Term Investments — 99.2%
(Cost: $ 4,419,494,285 ) ............................... 5,394,347,294
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d) (e) (f)
...................... 5,784,924 5,786,660
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 3,597,317 3,597,317
a
Total Short-Term Securities — 0.2%
(Cost: $ 9,383,407 ) .................................. 9,383,977
Total Investments —  99.4%
(Cost: $ 4,428,877,692 ) ............................... 5,403,731,271
Other Assets Less Liabilities — 0 .6% ...................... 32,097,518
Net Assets — 100.0% ................................. $ 5,435,828,789
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,732,324  $ 3,054,313
(a)
$ —  $ (547) $ 570  $ 5,786,660  5,784,924  $ 73,677
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 970,000  2,627,317
(a)
—  —  —  3,597,317  3,597,317  63,457  —
$ —  $ (547) $ 570
$ 9,383,977
$ 137,134  $ —

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Min Vol Factor ETF
40
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 47 09/10/26 $ 11,615 $ (78,120)
SPI 200 Index ....................................................................... 53 09/17/26 8,338 119,674
Euro STOXX 50 Index ................................................................. 102 09/18/26 7,496 94,940
FTSE 100 Index ..................................................................... 43 09/18/26 6,302 203,039
2-Year U.S. Treasury Note ............................................................... 40 09/30/26 8,228 (15,797)
$ 323,736
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 417,653 $ — $ — $ — $ 417,653
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 78,120 $ — $ 15,797 $ — $ 93,917
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 8,127,559 $ — $ (204,463) $ — $ 7,923,096
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (498,174) $ — $ 1,216 $ — $ (496,958)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 54,962,890
a

iShares
®
MSCI EAFE Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2026
41
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 245,283,621  $ 5,149,063,673  $ —  $ 5,394,347,294
Short-Term Securities
Money Market Funds ....................................... 9,383,977  —  —  9,383,977
$ 254,667,598  $ 5,149,063,673  $ —  $ 5,403,731,271
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 214,614  $ 203,039  $ —  $ 417,653
Liabilities
Equity Contracts ............................................ —  (78,120) —  (78,120)
Interest Rate Contracts ....................................... (15,797) —  —  (15,797)
$ 198,817  $ 124,919  $ —  $ 323,736
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
July 31, 2026
iShares
®
MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
42
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  6 .3%
ANZ Group Holdings Ltd. ................... 7,896,506 $ 206,375,738
APA Group ............................. 3,397,771 24,305,644
ASX Ltd. .............................. 515,315 19,877,617
BHP Group Ltd. .......................... 8,623,704 363,493,920
CSL Ltd. ............................... 1,263,760 109,265,004
Fortescue Ltd. ........................... 4,326,424 56,140,778
Insurance Australia Group Ltd. ................ 2,073,492 12,354,254
National Australia Bank Ltd. .................. 8,011,544 231,981,955
Origin Energy Ltd. ........................ 2,897,692 21,861,403
QBE Insurance Group Ltd. .................. 3,881,943 67,331,384
Rio Tinto Ltd. ........................... 972,849 115,945,775
Santos Ltd. ............................. 8,613,830 47,839,047
Scentre Group ........................... 16,227,308 44,552,320
Sonic Healthcare Ltd. ...................... 1,184,344 18,125,789
South32 Ltd. ............................ 11,942,064 38,072,530
Stockland .............................. 6,566,899 19,657,156
Suncorp Group Ltd. ....................... 2,883,755 38,800,185
Vicinity Ltd. ............................. 12,035,557 22,618,975
Washington H Soul Pattinson & Co. Ltd. ......... 896,254 29,087,767
Westpac Banking Corp. .................... 8,936,620 236,974,753
Woodside Energy Group Ltd. ................. 4,979,746 116,550,587
1,841,212,581
a
Austria  —  0 .5%
BAWAG Group AG
(a)
....................... 58,644 11,892,741
Erste Group Bank AG ...................... 406,539 53,144,029
OMV AG .............................. 387,535 28,338,555
Raiffeisen Bank International AG .............. 364,376 25,017,527
Verbund AG ............................ 187,432 12,865,151
131,258,003
a
Belgium  —  0 .6%
Ageas SA/N.V. .......................... 396,049 32,775,863
Elia Group SA/N.V. , Class B ................. 61,368 8,793,096
Financiere de Tubize SA .................... 35,994 8,049,961
Groupe Bruxelles Lambert N.V. ............... 202,323 18,248,886
KBC Group N.V. ......................... 603,103 86,761,621
Sofina SA .............................. 41,883 11,869,014
Syensqo SA ............................ 189,008 16,813,623
183,312,064
a
Denmark  —  0 .7%
AP Moller - Maersk A.S. , Class A .............. 6,408 16,707,066
AP Moller - Maersk A.S. , Class B , NVS
(b)
......... 8,891 23,873,473
Danske Bank A.S. ........................ 1,642,645 94,533,665
Orsted A.S.
(a) (c)
........................... 444,772 9,916,347
Pandora A.S. ........................... 200,463 25,103,684
ROCKWOOL A.S. , Class B .................. 249,263 7,964,210
Tryg A.S. .............................. 806,476 19,192,189
197,290,634
a
Finland  —  1 .0%
Elisa OYJ .............................. 381,287 15,376,844
Fortum OYJ ............................ 1,214,713 27,614,990
Kesko OYJ , Class B ....................... 726,314 18,097,801
Kone OYJ , Class B ....................... 437,506 25,242,762
Nokia OYJ ............................. 8,555,159 79,074,743
Sampo OYJ , Class A ...................... 6,235,945 69,042,793
Stora Enso OYJ , Class R ................... 1,476,767 16,982,175
UPM-Kymmene OYJ ...................... 1,384,687 37,671,494
289,103,602
a
Security Shares Value
a
France  —  10 .4%
Air Liquide SA ........................... 569,295 $ 112,155,935
Alstom SA
(b) (c)
........................... 961,436 17,811,490
Amundi SA
(a)
............................ 164,502 17,975,048
ArcelorMittal SA .......................... 1,121,626 79,228,666
AXA SA ............................... 4,099,238 212,461,871
Ayvens SA
(a)
............................ 878,758 11,843,653
BioMerieux ............................. 36,001 2,869,567
BNP Paribas SA ......................... 2,587,918 328,843,115
Bollore SE ............................. 1,607,404 7,178,495
Bouygues SA ........................... 592,412 33,370,421
Capgemini SE ........................... 405,860 48,240,808
Carrefour SA ............................ 1,548,987 28,426,974
Cie de Saint-Gobain SA .................... 1,166,478 109,633,864
Cie Generale des Etablissements Michelin SCA .... 1,652,234 66,784,050
Covivio SA ............................. 143,438 8,756,470
Credit Agricole SA ........................ 2,536,773 56,685,347
Danone SA ............................. 1,630,527 126,832,313
Dassault Systemes SE ..................... 885,009 20,589,731
Eiffage SA ............................. 183,700 26,109,199
Engie SA .............................. 4,531,124 141,240,152
Eurofins Scientific SE ...................... 105,962 8,356,242
Euronext N.V.
(a)
.......................... 71,972 13,159,782
Gecina SA ............................. 122,162 10,583,248
Ipsen SA .............................. 90,063 17,402,462
Kering SA .............................. 123,630 40,806,966
Klepierre SA ............................ 602,316 27,357,814
L'Oreal SA ............................. 220,323 98,130,808
LVMH Moet Hennessy Louis Vuitton SE .......... 422,424 231,967,792
Orange SA ............................. 4,716,709 90,125,426
Pernod Ricard SA ........................ 520,523 40,566,070
Publicis Groupe SA ....................... 603,831 64,447,189
Renault SA ............................. 679,228 21,447,479
Rexel SA .............................. 584,550 24,256,307
Sanofi SA .............................. 2,848,680 245,304,545
Societe Generale SA ...................... 1,670,381 157,010,208
Sodexo SA ............................. 203,420 13,376,239
TotalEnergies SE ......................... 5,140,403 453,180,280
Unibail-Rodamco-Westfield
(c)
................. 319,283 38,900,941
3,053,416,967
a
Germany  —  8 .6%
Allianz SE , Registered ..................... 992,508 494,370,130
BASF SE .............................. 2,393,281 138,938,578
Bayer AG , Registered ...................... 2,568,279 142,528,519
Bayerische Motoren Werke AG ............... 963,584 66,047,361
Beiersdorf AG
(b)
.......................... 120,996 11,239,447
Brenntag SE ............................ 308,163 21,730,571
Daimler Truck Holding AG ................... 1,199,908 67,867,594
Deutsche Bank AG , Registered ............... 4,737,888 174,382,603
Deutsche Lufthansa AG , Registered ............ 1,593,523 16,720,885
Deutsche Post AG ........................ 2,402,903 160,518,139
E.ON SE .............................. 5,897,268 127,046,374
Evonik Industries AG ...................... 727,606 14,719,241
Fresenius Medical Care AG .................. 510,659 26,207,958
Fresenius SE & Co. KGaA ................... 1,104,303 56,758,102
Hannover Rueck SE ....................... 157,844 45,497,980
Henkel AG & Co. KGaA .................... 246,711 20,215,561
Mercedes-Benz Group AG ................... 2,172,625 117,471,991
Merck KGaA ............................ 341,346 56,413,634
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 344,365 206,859,887
QIAGEN N.V. ........................... 284,504 11,707,018
Siemens AG , Registered .................... 1,260,330 412,942,543
Siemens Healthineers AG
(a)
.................. 922,731 39,294,119

iShares
®
MSCI EAFE Value ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
43
Schedule of Investments
Security Shares Value
a
Germany (continued)
Symrise AG , Class A ...................... 122,067 $ 12,526,515
Talanx AG .............................. 156,277 20,771,489
Vonovia SE ............................. 2,007,337 48,699,271
2,511,475,510
a
Hong Kong  —  1 .7%
BOC Hong Kong Holdings Ltd. ................ 10,081,000 67,039,274
CK Asset Holdings Ltd. ..................... 4,689,000 28,560,779
CK Hutchison Holdings Ltd. .................. 7,042,500 65,983,120
CK Infrastructure Holdings Ltd. ................ 1,650,000 13,161,296
CLP Holdings Ltd. ........................ 4,728,500 47,012,373
Henderson Land Development Co. Ltd. .......... 3,656,794 13,257,222
HKT Trust & HKT Ltd. , Class SS ............... 8,981,000 15,203,445
Hong Kong & China Gas Co. Ltd. .............. 29,372,000 26,294,894
Hongkong Land Holdings Ltd. ................ 2,587,400 20,980,548
Jardine Matheson Holdings Ltd. ............... 428,100 28,432,225
Link REIT .............................. 383,860 1,913,347
MTR Corp. Ltd.
(b)
......................... 4,123,000 17,395,630
Power Assets Holdings Ltd. .................. 3,675,500 27,670,775
Sino Land Co. Ltd. ........................ 9,986,000 13,601,342
SITC International Holdings Co. Ltd. ............ 3,628,000 18,291,632
Sun Hung Kai Properties Ltd. ................. 3,501,000 54,947,674
Swire Pacific Ltd. , Class A ................... 897,500 11,397,718
WH Group Ltd.
(a)
......................... 20,240,000 21,777,589
Wharf Real Estate Investment Co. Ltd. .......... 4,007,419 13,553,031
506,473,914
a
Ireland  —  0 .5%
AIB Group PLC .......................... 4,966,595 59,070,791
Bank of Ireland Group PLC .................. 2,514,039 52,794,545
Kerry Group PLC , Class A ................... 423,531 40,434,309
152,299,645
a
Israel  —  1 .0%
Azrieli Group Ltd. ......................... 75,145 9,920,025
Bank Hapoalim BM ....................... 2,968,750 72,075,181
Bank Leumi Le-Israel BM ................... 3,700,847 87,444,792
Harel Insurance Investments & Financial Services Ltd. 314,360 18,021,498
ICL Group Ltd. ........................... 1,872,506 9,568,621
Israel Discount Bank Ltd. , Class A ............. 3,046,555 31,795,357
Mizrahi Tefahot Bank Ltd. ................... 467,211 34,768,946
Phoenix Financial Ltd. ..................... 544,554 30,532,853
294,127,273
a
Italy  —  4 .9%
Banca Mediolanum SpA .................... 553,315 14,826,048
Banca Monte dei Paschi di Siena SpA ........... 4,958,492 66,410,981
Banco BPM SpA ......................... 3,002,222 54,815,141
BPER Banca SpA ........................ 4,119,759 66,942,804
Buzzi SpA .............................. 209,778 9,950,889
Davide Campari-Milano N.V. ................. 838,894 5,713,466
Enel SpA .............................. 19,919,944 224,963,868
Eni SpA ............................... 2,397,044 66,677,802
FinecoBank Banca Fineco SpA ............... 812,094 22,248,818
Generali ............................... 2,131,155 108,004,852
Intesa Sanpaolo SpA ...................... 36,372,071 274,947,592
Italgas SpA ............................. 1,642,132 16,940,362
Poste Italiane SpA ........................ 1,332,672 40,316,737
Snam SpA ............................. 5,753,257 39,011,787
Stellantis N.V.
(c)
.......................... 226,749 1,305,522
Telecom Italia SpA
(c)
....................... 2,320,414 19,704,619
Terna - Rete Elettrica Nazionale ............... 4,063,108 46,579,982
UniCredit SpA ........................... 3,542,281 334,079,011
Unipol Assicurazioni SpA .................... 961,713 30,091,517
1,443,531,798
a
Security Shares Value
a
Japan  —  23 .3%
AGC, Inc. .............................. 500,100 $ 18,860,267
Aisin Corp. ............................. 1,217,600 16,786,693
ANA Holdings, Inc. ........................ 289,500 5,654,448
Asahi Group Holdings Ltd. ................... 3,700,300 38,617,048
Asahi Kasei Corp. ........................ 3,161,900 33,753,100
Astellas Pharma, Inc. ...................... 2,978,500 40,909,110
Bandai Namco Holdings, Inc. ................. 659,700 19,110,993
Bridgestone Corp. ........................ 2,787,300 68,833,536
Canon, Inc. ............................. 2,093,700 58,278,355
Central Japan Railway Co. .................. 993,000 24,710,645
Chiba Bank Ltd. (The) ...................... 1,433,800 23,306,498
Chubu Electric Power Co., Inc. ................ 1,614,400 27,953,439
Dai Nippon Printing Co. Ltd. ................. 953,500 17,289,065
Daiichi Life Group, Inc. ..................... 9,022,100 108,782,739
Daikin Industries Ltd. ...................... 245,500 35,561,846
Daito Trust Construction Co. Ltd. .............. 746,700 15,811,145
Daiwa House Industry Co. Ltd. ................ 1,485,100 43,612,245
Daiwa Securities Group, Inc. ................. 3,347,800 37,450,622
Denso Corp. ............................ 4,461,400 54,781,103
East Japan Railway Co. .................... 873,200 20,091,059
Eisai Co. Ltd. ........................... 37,600 1,130,363
ENEOS Holdings, Inc. ..................... 6,735,250 55,623,237
FANUC Corp. ........................... 870,300 35,069,151
Fuji Electric Co. Ltd. ....................... 365,100 31,862,010
FUJIFILM Holdings Corp. ................... 2,950,200 69,446,594
Hankyu Hanshin Holdings, Inc. ................ 381,100 11,275,950
Hikari Tsushin, Inc. ........................ 52,200 12,763,769
Honda Motor Co. Ltd. ...................... 9,859,600 99,381,044
Hulic Co. Ltd. ........................... 1,266,100 13,920,446
Idemitsu Kosan Co. Ltd. .................... 1,327,915 10,871,016
Inpex Corp. ............................. 2,304,500 53,115,653
Isuzu Motors Ltd. ......................... 1,402,300 20,921,670
Japan Exchange Group, Inc. ................. 2,510,800 34,154,676
Japan Post Bank Co. Ltd. ................... 4,692,800 90,735,886
Japan Post Holdings Co. Ltd. ................. 4,378,700 64,780,065
Japan Post Insurance Co. Ltd. ................ 1,438,300 15,837,265
Japan Tobacco, Inc. ....................... 2,846,400 126,912,088
JFE Holdings, Inc. ........................ 1,528,000 17,336,873
Kansai Electric Power Co., Inc. (The) ........... 2,531,300 38,335,211
Kao Corp. .............................. 2,256,300 46,380,638
Kawasaki Kisen Kaisha Ltd. .................. 958,700 17,082,919
KDDI Corp. ............................. 7,569,100 139,450,947
Kikkoman Corp. .......................... 816,500 8,409,104
Kirin Holdings Co. Ltd. ..................... 1,311,100 24,255,022
Komatsu Ltd. ........................... 1,128,000 48,944,180
Kubota Corp. ........................... 2,570,200 43,604,685
Kyocera Corp. ........................... 3,024,300 68,974,565
Kyowa Kirin Co. Ltd. ....................... 656,700 10,541,696
LY Corp. ............................... 7,009,000 19,528,774
Makita Corp. ............................ 570,500 18,376,036
Marubeni Corp. .......................... 3,691,900 119,324,666
Mitsubishi Chemical Group Corp. .............. 3,135,800 23,075,882
Mitsubishi Corp. .......................... 7,894,400 235,985,468
Mitsubishi Estate Co. Ltd. ................... 1,375,700 33,398,102
Mitsubishi HC Capital, Inc. ................... 2,329,200 21,445,413
Mitsubishi UFJ Financial Group, Inc. ............ 27,861,200 622,321,633
Mitsui & Co. Ltd. ......................... 6,164,500 189,153,213
Mitsui Fudosan Co. Ltd. .................... 6,550,000 63,806,226
Mitsui OSK Lines Ltd. ...................... 895,100 33,066,712
Mizuho Financial Group, Inc. ................. 6,177,220 320,252,973
MS&AD Insurance Group Holdings, Inc. ......... 2,027,524 62,414,417
Murata Manufacturing Co. Ltd. ................ 2,742,200 124,946,473
Nippon Building Fund, Inc. ................... 19,848 16,741,911
Nippon Paint Holdings Co. Ltd. ................ 2,592,700 19,564,344

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
44
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Nippon Steel Corp. ........................ 12,696,900 $ 51,724,877
Nippon Yusen KK ......................... 1,030,000 39,549,398
Nitori Holdings Co. Ltd. ..................... 1,019,500 16,447,586
Nitto Denko Corp. ........................ 906,800 19,148,360
Nomura Holdings, Inc. ..................... 7,667,000 74,174,324
NTT, Inc. .............................. 79,429,000 76,133,744
Obayashi Corp. .......................... 1,579,300 31,040,013
Obic Co. Ltd. ............................ 299,700 8,596,463
Olympus Corp. .......................... 1,447,100 16,539,453
ORIX Corp. ............................. 2,869,100 115,794,956
Osaka Gas Co. Ltd. ....................... 881,800 30,253,599
Otsuka Corp. ........................... 629,400 12,987,382
Panasonic Holdings Corp. ................... 6,055,100 160,111,751
Renesas Electronics Corp. .................. 4,522,800 90,653,882
SBI Holdings, Inc. ........................ 1,420,800 26,822,254
Secom Co. Ltd. .......................... 1,016,800 43,799,707
Sekisui House Ltd. ........................ 1,581,200 34,616,052
Shimano, Inc. ........................... 184,800 23,327,328
Shimizu Corp. ........................... 1,274,700 18,777,383
Shin-Etsu Chemical Co. Ltd. ................. 1,509,700 53,820,964
Shionogi & Co. Ltd. ....................... 1,986,200 35,913,057
Shiseido Co. Ltd. ......................... 533,600 10,540,536
SMC Corp. ............................. 92,600 40,008,781
SoftBank Corp. .......................... 75,511,100 105,985,694
SoftBank Group Corp. ..................... 6,302,000 196,291,408
Sompo Holdings, Inc. ...................... 1,386,700 61,564,766
Subaru Corp. ........................... 1,484,500 25,269,814
Sumitomo Corp. ......................... 10,651,000 110,556,923
Sumitomo Metal Mining Co. Ltd. ............... 638,700 32,104,532
Sumitomo Mitsui Financial Group, Inc. ........... 9,497,600 408,101,492
Sumitomo Mitsui Trust Group, Inc. ............. 6,602,240 67,888,729
Sumitomo Realty & Development Co. Ltd. ........ 1,562,200 35,015,661
Suntory Beverage & Food Ltd. ................ 326,100 9,454,305
Suzuki Motor Corp. ....................... 4,156,800 54,260,973
T&D Holdings, Inc. ........................ 1,168,800 36,835,699
Takeda Pharmaceutical Co. Ltd. ............... 2,091,500 71,812,959
Tokio Marine Holdings, Inc. .................. 1,640,500 83,610,304
TOPPAN Holdings, Inc. ..................... 585,000 16,403,899
Toray Industries, Inc. ...................... 3,455,500 24,821,733
Toyota Motor Corp. ....................... 24,870,080 470,657,936
Toyota Tsusho Corp. ....................... 1,680,500 69,749,715
Unicharm Corp. .......................... 2,922,400 18,536,643
West Japan Railway Co. .................... 1,080,600 20,390,719
Yamaha Motor Co. Ltd. ..................... 2,395,900 20,041,415
Yokohama Financial Group, Inc. ............... 2,563,000 29,174,111
6,843,984,202
a
Netherlands  —  3 .0%
ABN AMRO Bank N.V., CVA ................. 1,611,120 72,883,055
Aegon Ltd. ............................. 3,248,180 30,868,756
AerCap Holdings N.V. ...................... 420,784 63,496,306
Akzo Nobel N.V. ......................... 408,712 28,627,212
ASR Nederland N.V. ....................... 411,716 33,660,598
DSM-Firmenich AG ....................... 444,820 47,955,050
Heineken Holding N.V. ..................... 320,542 26,965,910
Heineken N.V. ........................... 758,732 68,695,831
ING Groep N.V. .......................... 7,642,282 268,561,604
Koninklijke Ahold Delhaize N.V. ............... 2,318,568 91,866,830
Koninklijke KPN N.V. ...................... 6,537,383 30,868,479
Koninklijke Philips N.V. ..................... 1,013,069 26,692,180
Magnum Ice Cream Co. N.V. (The)
(c)
............ 1,299,827 24,291,038
NN Group N.V. .......................... 686,874 64,745,520
880,178,369
a
Security Shares Value
a
New Zealand  —  0 .2%
Auckland International Airport Ltd. ............. 4,512,847 $ 23,138,304
Contact Energy Ltd. ....................... 2,580,484 13,799,498
Meridian Energy Ltd. ...................... 3,483,514 11,681,210
48,619,012
a
Norway  —  0 .8%
Aker BP ASA ............................ 830,934 29,626,453
DNB Bank ASA .......................... 2,199,630 70,825,013
Equinor ASA ............................ 1,835,397 75,344,713
Orkla ASA .............................. 1,927,630 21,412,003
Telenor ASA ............................ 1,637,322 23,115,134
Var Energi ASA .......................... 1,242,097 6,240,304
Yara International ASA ..................... 423,300 19,967,824
246,531,444
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 10,739,905 13,232,698
EDP SA ............................... 7,867,128 40,510,214
Galp Energia SGPS SA .................... 381,215 8,657,624
62,400,536
a
Singapore  —  1 .9%
CapitaLand Ascendas REIT .................. 10,930,118 21,892,773
CapitaLand Integrated Commercial Trust ......... 16,200,092 31,440,102
CapitaLand Investment Ltd. .................. 6,306,900 13,070,081
DBS Group Holdings Ltd. ................... 1,867,600 107,754,354
Keppel Ltd. ............................. 2,435,300 21,749,560
Oversea-Chinese Banking Corp. Ltd. ........... 8,394,600 190,668,420
Sembcorp Industries Ltd.
(b)
.................. 2,481,000 10,670,991
Singapore Airlines Ltd. ..................... 4,031,700 24,185,366
Singapore Telecommunications Ltd. ............ 6,991,300 24,189,179
United Overseas Bank Ltd. .................. 2,986,600 101,004,041
Wilmar International Ltd. .................... 4,247,100 12,988,059
Yangzijiang Shipbuilding Holdings Ltd. ........... 2,720,900 8,305,585
567,918,511
a
Spain  —  5 .4%
Banco Bilbao Vizcaya Argentaria SA ............ 14,729,288 412,889,746
Banco de Sabadell SA ..................... 13,179,110 50,597,542
Banco Santander SA ...................... 24,348,957 346,297,426
Bankinter SA ............................ 1,688,886 31,066,917
CaixaBank SA ........................... 9,221,056 133,948,133
Endesa SA ............................. 838,390 40,825,338
Iberdrola SA ............................ 16,180,373 384,341,851
International Consolidated Airlines Group SA , Class DI 1,110,032 6,484,206
Mapfre SA ............................. 2,564,782 13,114,779
Naturgy Energy Group SA ................... 1,104,576 36,848,494
Redeia Corp. SA ......................... 396,106 6,986,136
Repsol SA ............................. 2,947,997 89,975,894
Telefonica SA ........................... 9,798,932 40,456,752
1,593,833,214
a
Sweden  —  2 .4%
Essity AB , Class B ........................ 1,498,937 43,545,153
Evolution AB
(a) (b) (c)
......................... 326,162 24,893,102
Fastighets AB Balder , Class B
(c)
............... 1,878,461 10,281,246
H & M Hennes & Mauritz AB , Class B ........... 560,079 10,257,141
Industrivarden AB , Class A .................. 149,665 8,630,140
Industrivarden AB , Class C .................. 422,547 24,179,736
L E Lundbergforetagen AB , Class B ............ 191,579 11,507,249
Millicom International Cellular SA
(c)
............. 87,063 8,312,775
Nordea Bank Abp ........................ 8,025,742 161,984,747
Octave Intelligence PLC
(c)
................... 245,686 4,404,297
Sagax AB , Class B ........................ 295,393 5,192,540
Skandinaviska Enskilda Banken AB , Class A ...... 3,844,344 90,082,591
Skanska AB , Class B ...................... 885,395 24,844,400

iShares
®
MSCI EAFE Value ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
45
Schedule of Investments
Security Shares Value
a
Sweden (continued)
SKF AB , Class B ......................... 906,229 $ 24,529,118
Svenska Cellulosa AB SCA , Class B ............ 1,559,516 17,730,370
Svenska Handelsbanken AB , Class A ........... 3,559,726 54,430,197
Swedbank AB , Class A ..................... 2,155,271 86,210,751
Tele2 AB , Class B ........................ 725,074 12,561,242
Telefonaktiebolaget LM Ericsson , Class B ........ 6,897,591 67,849,433
691,426,228
a
Switzerland  —  9 .3%
Alcon AG .............................. 848,675 58,286,333
Banque Cantonale Vaudoise , Registered ......... 83,781 13,161,218
BKW AG .............................. 54,945 9,077,019
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 883 10,191,645
EMS-Chemie Holding AG , Registered ........... 9,293 9,410,447
Geberit AG , Registered ..................... 29,681 19,556,823
Givaudan SA , Registered ................... 8,552 34,181,094
Helvetia Baloise Holding AG ................. 203,618 54,604,108
Julius Baer Group Ltd. ..................... 538,993 47,388,572
Kuehne + Nagel International AG , Registered ...... 128,683 32,770,627
Logitech International SA , Registered ........... 190,871 19,493,709
Nestle SA , Registered ..................... 6,720,431 671,713,656
Novartis AG , Registered .................... 3,109,185 486,250,896
Roche Holding AG , Bearer .................. 39,998 17,730,938
Roche Holding AG , NVS .................... 1,192,720 521,328,818
Schindler Holding AG , Participation Certificates , NVS 53,577 16,864,969
Schindler Holding AG , Registered .............. 26,500 8,105,656
SGS SA , Registered ....................... 219,833 26,049,412
Sika AG , Registered ....................... 259,091 58,293,037
Sonova Holding AG , Registered ............... 46,355 12,629,598
Swatch Group AG (The) , Bearer ............... 74,327 16,617,768
Swiss Life Holding AG , Registered ............. 72,994 86,132,769
Swiss Prime Site AG , Registered .............. 207,671 33,871,156
Swiss Re AG ............................ 746,688 124,260,102
Swisscom AG , Registered ................... 67,642 51,979,199
Zurich Insurance Group AG .................. 391,007 297,841,023
2,737,790,592
a
United Kingdom  —  16 .4%
3i Group PLC ........................... 2,543,004 97,900,039
Admiral Group PLC ....................... 672,399 34,085,568
Associated British Foods PLC ................ 754,815 21,206,155
Aviva PLC ............................. 7,860,019 73,563,487
Barclays PLC ........................... 35,669,531 245,175,893
BP PLC ............................... 40,915,108 307,402,084
British American Tobacco PLC ................ 5,238,489 317,771,623
BT Group PLC .......................... 15,068,242 40,799,366
Bunzl PLC ............................. 841,085 31,740,129
Diageo PLC ............................ 5,804,932 127,524,714
Haleon PLC ............................ 23,348,946 114,306,177
HSBC Holdings PLC ...................... 44,067,826 938,437,959
Imperial Brands PLC ...................... 1,936,135 73,477,995
Intertek Group PLC ....................... 197,520 15,600,757
J Sainsbury PLC ......................... 4,498,915 21,695,160
Kingfisher PLC .......................... 4,350,780 18,151,192
Land Securities Group PLC .................. 1,953,596 18,607,875
Legal & General Group PLC ................. 13,739,737 55,788,220
Lloyds Banking Group PLC .................. 97,621,979 150,886,141
M&G PLC .............................. 5,783,113 27,936,497
National Grid PLC ........................ 12,948,164 207,246,394
NatWest Group PLC ....................... 20,803,563 196,232,396
Reckitt Benckiser Group PLC ................. 1,674,722 118,197,459
Rio Tinto PLC ........................... 2,779,577 270,090,444
Schroders PLC .......................... 2,146,056 17,022,560
Segro PLC ............................. 3,051,641 39,862,693
Security Shares Value
a
United Kingdom (continued)
Shell PLC .............................. 14,639,072 $ 670,055,098
Spirax Group PLC ........................ 68,421 6,414,944
Standard Chartered PLC .................... 3,022,788 89,376,611
Standard Life PLC ........................ 1,819,776 22,676,791
Unilever PLC ........................... 5,701,348 362,763,041
United Utilities Group PLC ................... 689,200 12,835,915
Vodafone Group PLC ...................... 48,310,800 76,668,755
4,821,500,132
a
United States  —  0 .2%
Nebius Group N.V. , Class A
(b) (c)
................ 348,260 66,312,187
a
Total Common Stocks — 99.3%
(Cost: $ 22,778,273,757 ) .............................. 29,163,996,418
a
Preferred Stocks
Germany  —  0 .3%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b)
.. 385,697 18,882,324
Henkel AG & Co. KGaA , Preference Shares , NVS ... 401,996 35,045,486
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 569,546 18,903,860
Volkswagen AG , Preference Shares , NVS ........ 31,577 2,728,948
a
Total Preferred Stocks — 0.3%
(Cost: $ 83,060,158 ) ................................. 75,560,618
a
Total Long-Term Investments — 99.6%
(Cost: $ 22,861,333,915 ) .............................. 29,239,557,036
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d) (e) (f)
...................... 106,085,048 106,116,874
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 9,612,717 9,612,717
a
Total Short-Term Securities — 0.4%
(Cost: $ 115,720,907 ) ................................ 115,729,591
Total Investments —  100.0%
(Cost: $ 22,977,054,822 ) .............................. 29,355,286,627
Other Assets Less Liabilities — 0 .0% ...................... 8,366,330
Net Assets — 100.0% ................................. $ 29,363,652,957
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI EAFE Value ETF
46
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 76,300,590  $ 29,809,675
(a)
$ —  $ (1,799) $ 8,408  $ 106,116,874  106,085,048  $ 1,077,772
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 6,690,000  2,922,717
(a)
—  —  —  9,612,717  9,612,717  347,585  —
$ —  $ (1,799) $ 8,408
$ 115,729,591
$ 1,425,357  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 133 09/10/26 $ 32,868 $ (499,748)
Euro STOXX 50 Index ................................................................. 404 09/18/26 29,690 246,256
FTSE 100 Index ..................................................................... 408 09/18/26 59,798 1,892,829
$ 1,639,337
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,139,085 $ — $ — $ — $ 2,139,085
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 499,748 $ — $ — $ — $ 499,748
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 42,542,282 $ — $ — $ — $ 42,542,282
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (915,892) $ — $ — $ — $ (915,892)

iShares
®
MSCI EAFE Value ETF
Schedule of Investments
(continued)
July 31, 2026
47
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 185,634,037
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 434,126,219 $ 28,729,870,199 $ — $ 29,163,996,418
Preferred Stocks .......................................... — 75,560,618 — 75,560,618
Short-Term Securities
Money Market Funds ....................................... 115,729,591 — — 115,729,591
$ 549,855,810 $ 28,805,430,817 $ — $ 29,355,286,627
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 246,256 $ 1,892,829 $ — $ 2,139,085
Liabilities
Equity Contracts ............................................ — (499,748) — (499,748)
$ 246,256 $ 1,393,081 $ — $ 1,639,337
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

48
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
July 31, 2026
See notes to financial statements.
iShares
Global Equity Factor
ETF
iShares
International Equity
Factor ETF
iShares
International Small-
Cap Equity Factor
ETF
iShares
MSCI EAFE Growth
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 215,287,147  $ 3,598,517,082  $ 654,268,271  $ 16,545,677,781
Investments, at value — affiliated
(c)
......................................... 2,027,192  20,731,429  37,500,803  58,036,266
Cash ............................................................. —  2,844  —  182,419
Cash pledged:
Futures contracts ................................................... 39,000  —  12,000  —
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... —  1,134,872  191,742  3,696,744
Foreign currency, at value
(e)
.............................................. 183,819  5,217,621  1,381,690  20,520,851
Receivables:
Investments sold ................................................... —  —  447,861  —
Securities lending income — affiliated ..................................... 6,121  22,825  98,656  37,005
Dividends — unaffiliated .............................................. 185,747  6,322,890  722,107  7,189,195
Dividends — affiliated ................................................ 1,148  1,147  1,044  14,645
Interest — unaffiliated ................................................ —  —  1,546  —
Tax reclaims ...................................................... 83,706  4,575,014  983,932  20,260,623
Variation margin on futures contracts ...................................... 2,016  —  —  25,117
Foreign withholding tax claims .......................................... 8,394  998,453  22,875  207,723
Total assets ........................................................
217,824,290  3,637,524,177  695,632,527  16,655,848,369
LIABILITIES
Collateral on securities loaned ............................................ 1,536,210  20,238,703  37,337,182  53,407,132
Payables:
Investments purchased ............................................... —  215,333  —  —
Deferred foreign capital gain tax ......................................... 46,017  —  —  —
Investment advisory fees .............................................. 36,251  449,445  126,485  4,684,873
Professional fees ................................................... 2,349  131,928  45,748  442,927
Variation margin on futures contracts ...................................... —  82,815  18,458  —
Total liabilities .......................................................
1,620,827  21,118,224  37,527,873  58,534,932
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 216,203,463  $ 3,616,405,953  $ 658,104,654  $ 16,597,313,437
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 155,520,760  $ 2,829,367,919  $ 541,402,091  $ 16,363,800,582
Accumulated earnings ................................................. 60,682,703  787,038,034  116,702,563  233,512,855
NET ASSETS .......................................................
$ 216,203,463  $ 3,616,405,953  $ 658,104,654  $ 16,597,313,437
NET ASSET VALUE
Shares outstanding ................................................... 3,650,000  86,300,000  14,900,000  136,800,000
Net asset value ...................................................... $ 59.23  $ 41.91  $ 44.17  $ 121.33
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 1,368,294  $ 18,424,933  $ 35,526,361  $ 51,283,373
(b)
Investments, at cost — unaffiliated ....................................... $ 154,389,717  $ 2,678,156,665  $ 543,826,949  $ 14,155,134,159
(c)
Investments, at cost — affiliated ......................................... $ 1,981,060  $ 20,730,751  $ 37,498,293  $ 58,031,921
(d)
Foreign currency collateral pledged, at cost ................................. $ —  $ 1,114,193  $ 189,953  $ 3,666,481
(e)
  Foreign currency, at cost .............................................. $ 181,808  $ 5,099,923  $ 1,370,621  $ 20,343,812

49
Statements of Assets and Liabilities
(continued)
July 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
MSCI EAFE Min Vol
Factor ETF
iShares
MSCI EAFE Value
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 5,394,347,294  $ 29,239,557,036
Investments, at value — affiliated
(c)
........................................................................ 9,383,977  115,729,591
Cash ............................................................................................ 226,237  —
Cash pledged:
Futures contracts .................................................................................. 49,000  —
Foreign currency collateral pledged:
(d)
Futures contracts .................................................................................. 2,102,027  7,347,523
Foreign currency, at value
(e)
............................................................................. 7,428,580  41,643,618
Receivables:
Investments sold .................................................................................. 3,270  —
Securities lending income — affiliated .................................................................... 1,975  70,176
Capital shares sold ................................................................................. —  10,509,313
Dividends — unaffiliated ............................................................................. 8,125,871  14,717,425
Dividends — affiliated ............................................................................... 4,671  35,402
Tax reclaims ..................................................................................... 20,944,876  54,635,736
Foreign withholding tax claims ......................................................................... 846,983  2,506,293
Total assets .......................................................................................
5,443,464,761  29,486,752,113
LIABILITIES
Collateral on securities loaned ........................................................................... 5,786,637  106,127,525
Payables:
Investments purchased .............................................................................. 459,242  9,172,883
Investment advisory fees ............................................................................. 881,390  6,675,578
Professional fees .................................................................................. 285,985  623,118
Variation margin on futures contracts ..................................................................... 222,718  500,052
Total liabilities ......................................................................................
7,635,972  123,099,156
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 5,435,828,789  $ 29,363,652,957
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 5,186,839,337  $ 23,053,605,265
Accumulated earnings ................................................................................ 248,989,452  6,310,047,692
NET ASSETS ......................................................................................
$ 5,435,828,789  $ 29,363,652,957
NET ASSET VALUE
Shares outstanding .................................................................................. 58,500,000  363,600,000
Net asset value ..................................................................................... $ 92.92  $ 80.76
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 5,498,944  $ 102,482,101
(b)
Investments, at cost — unaffiliated ...................................................................... $ 4,419,494,285  $ 22,861,333,915
(c)
Investments, at cost — affiliated ........................................................................ $ 9,383,407  $ 115,720,907
(d)
Foreign currency collateral pledged, at cost ................................................................ $ 2,042,329  $ 7,227,547
(e)
  Foreign currency, at cost ............................................................................. $ 7,339,576  $ 41,090,837

50
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2026
See notes to financial statements.
iShares
Global Equity Factor
ETF
iShares
International Equity
Factor ETF
iShares
International Small-
Cap Equity Factor
ETF
iShares
MSCI EAFE Growth
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 3,338,610  $ 98,721,410  $ 21,383,762  $ 237,473,562
Dividends — affiliated .............................................. 13,396  31,395  11,102  173,744
Interest — unaffiliated .............................................. 1,690  27,335  4,568  60,055
Securities lending income — affiliated — net ............................... 27,624  126,671  731,449  279,610
Foreign taxes withheld ............................................. (228,313) (8,284,835) (1,785,809) (17,582,942)
Foreign withholding tax claims ........................................ 1,263  845,413  205,927  4,814,070
Total investment income ..............................................
3,154,270  91,467,389  20,550,999  225,218,099
EXPENSES
Investment advisory ............................................... 341,513  4,517,494  1,299,343  43,145,710
Commitment costs ................................................ 738  —  —  —
Professional .................................................... 138  83,242  30,805  455,824
Interest expense ................................................. 1,027  5,119  899  7,678
Total expenses .................................................... 343,416  4,605,855  1,331,047  43,609,212
Net investment income ...............................................
2,810,854  86,861,534  19,219,952  181,608,887
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................ 6,421,747  58,020,131  19,556,070  (256,539,531)
Investments — affiliated ........................................... 155  (4,795) (4,466) (8,323)
Foreign currency transactions ....................................... (12,553) (700,586) (145,773) (714,718)
Futures contracts ............................................... 103,101  3,774,355  1,003,123  15,600,095
In-kind redemptions — unaffiliated
(b)
................................... 1,962,351  —  1,331,784  1,091,369,299
In-kind redemptions — affiliated
(b)
.................................... 1,767  —  —  —
8,476,568  61,089,105  21,740,738  849,706,822
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................ 24,935,230  576,087,015  51,851,874  994,941,639
Investments — affiliated ........................................... (1,951) 390  (147) 4,345
Foreign currency translations ....................................... 5,628  214,812  44,717  71,591
Futures contracts ............................................... (5,116) 45,793  (22,415) (623,488)
24,933,791  576,348,010  51,874,029  994,394,087
Net realized and unrealized gain ........................................
33,410,359  637,437,115  73,614,767  1,844,100,909
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 36,221,213  $ 724,298,649  $ 92,834,719  $ 2,025,709,796
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ (12,602) $ —  $ —  $ —
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in deferred foreign capital gain tax of ........................ $ 6,172  $ —  $ —  $ —

51
Statements of Operations
(continued)
Year Ended July 31, 2026
Statements of Operations
See notes to financial statements.
iShares
MSCI EAFE Min Vol
Factor ETF
iShares
MSCI EAFE Value
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 188,223,141  $ 1,106,059,008
Dividends — affiliated .............................................................................. 63,457  347,585
Interest — unaffiliated .............................................................................. 60,438  276,689
Securities lending income — affiliated — net ............................................................... 73,677  1,077,772
Foreign taxes withheld ............................................................................. (14,033,867) (82,615,662)
Foreign withholding tax claims ........................................................................ 3,940,875  15,608,054
Total investment income ..............................................................................
178,327,721  1,040,753,446
EXPENSES
Investment advisory ............................................................................... 10,606,573  81,721,988
Professional .................................................................................... 279,544  1,042,300
Interest expense ................................................................................. 11,662  71,676
Total expenses .................................................................................... 10,897,779  82,835,964
Net investment income ...............................................................................
167,429,942  957,917,482
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... 80,387,833  1,287,506,991
Investments — affiliated ........................................................................... (547) (1,799)
Foreign currency transactions ....................................................................... 773,877  (3,458,502)
Futures contracts ............................................................................... 7,923,096  42,542,282
In-kind redemptions — unaffiliated
(a)
................................................................... 160,067,605  2,902,220,171
249,151,864  4,228,809,143
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 427,094,885  2,946,520,835
Investments — affiliated ........................................................................... 570  8,408
Foreign currency translations ....................................................................... (78,294) 1,503,257
Futures contracts ............................................................................... (496,958) (915,892)
426,520,203  2,947,116,608
Net realized and unrealized gain ........................................................................
675,672,067  7,175,925,751
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 843,102,009  $ 8,133,843,233
(a)
See Note 2 of the Notes to Financial Statements.

52
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Global Equity Factor ETF
iShares
International Equity Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 2,810,854  $ 2,193,442  $ 86,861,534  $ 49,870,049
Net realized gain (loss) ......................................... 8,476,568  6,718,279  61,089,105  (14,524,244)
Net change in unrealized appreciation (depreciation) ..................... 24,933,791  11,740,075  576,348,010  196,146,858
Net increase in net assets resulting from operations ........................
36,221,213  20,651,796  724,298,649  231,492,663
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(2,995,400) (2,840,900) (99,805,026) (52,428,005)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
36,684,525  19,002,691  789,457,827  899,051,955
NET ASSETS
Total increase in net assets ........................................ 69,910,338  36,813,587  1,413,951,450  1,078,116,613
Beginning of year ...............................................
146,293,125  109,479,538  2,202,454,503  1,124,337,890
End of year ...................................................
$ 216,203,463  $ 146,293,125  $ 3,616,405,953  $ 2,202,454,503
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

53
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
International Small-Cap Equity Factor ETF
iShares
MSCI EAFE Growth ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 19,219,952  $ 14,896,714  $ 181,608,887  $ 195,628,956
Net realized gain ............................................. 21,740,738  49,197,128  849,706,822  946,901,150
Net change in unrealized appreciation (depreciation) ..................... 51,874,029  258,669  994,394,087  (415,869,256)
Net increase in net assets resulting from operations ........................
92,834,719  64,352,511  2,025,709,796  726,660,850
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(22,120,725) (19,870,416) (279,952,609) (234,968,611)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
176,373,580  (190,332,501) 2,245,756,115  (3,090,730,235)
NET ASSETS
Total increase (decrease) in net assets ................................ 247,087,574  (145,850,406) 3,991,513,302  (2,599,037,996)
Beginning of year ...............................................
411,017,080  556,867,486  12,605,800,135  15,204,838,131
End of year ...................................................
$ 658,104,654  $ 411,017,080  $ 16,597,313,437  $ 12,605,800,135
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

54
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI EAFE Min Vol Factor ETF
iShares
MSCI EAFE Value ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 167,429,942  $ 169,845,338  $ 957,917,482  $ 799,214,917
Net realized gain ............................................. 249,151,864  599,718,623  4,228,809,143  647,163,955
Net change in unrealized appreciation (depreciation) ..................... 426,520,203  (46,762,917) 2,947,116,608  2,107,797,849
Net increase in net assets resulting from operations ........................
843,102,009  722,801,044  8,133,843,233  3,554,176,721
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(168,082,860) (172,218,785) (1,267,343,675) (874,694,827)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(442,683,450) (1,978,898,921) (3,472,454,995) 8,309,195,733
NET ASSETS
Total increase (decrease) in net assets ................................ 232,335,699  (1,428,316,662) 3,394,044,563  10,988,677,627
Beginning of year ...............................................
5,203,493,090  6,631,809,752  25,969,608,394  14,980,930,767
End of year ...................................................
$ 5,435,828,789  $ 5,203,493,090  $ 29,363,652,957  $ 25,969,608,394
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

55
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Equity Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .........................
$ 48.76  $ 42.93  $ 36.72  $ 33.22  $ 38.13
Net investment income
(a)
............................... 0 .89  0 .84
(b)
0 .81  0 .83  0 .81
Net realized and unrealized gain (loss)
(c)
.....................
10.51  6 .11  6 .41  3 .52  ( 4 .99 )
Net increase (decrease) from investment operations ..............
11.40  6 .95  7 .22  4 .35  ( 4 .18 )
Distributions from net investment income
(d)
..................... ( 0 .93 ) ( 1 .12 ) ( 1 .01 ) ( 0 .85 ) ( 0 .73 )
Net asset value, end of year .............................
$ 59.23  $ 48.76  $ 42.93  $ 36.72  $ 33.22
Total Return
(e)
– – – – –
Based on net asset value ................................
23.52% 16.40%
(b)
19.96% 13.34% (11.08) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .20% 0 .20% 0 .20% 0 .26% 0 .35%
Net investment income ..................................
1 .65% 1 .89%
(b)
2 .11% 2 .50% 2 .24%
Supplemental Data
Net assets, end of year (000) ..............................
$ 216,203  $ 146,293  $ 109,480  $ 124,848  $ 119,592
Portfolio turnover rate
(g)
..................................
22% 25% 24% 112% 51%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025:
• Net investment income per share by $0.01.
• Total return by 0.00%.
• Ratio of net investment income to average net assets by 0.02%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

56
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares International Equity Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .....................
$ 33.63  $ 30.14  $ 27.64  $ 24.62  $ 30.13
Net investment income
(a)
........................... 1 .12
(b)
1 .07
(b)
0 .94
(b)
0 .90
(b)
0 .98
Net realized and unrealized gain (loss)
(c)
.................
8 .40  3 .41  2 .60  2 .83  ( 5 .09 )
Net increase (decrease) from investment operations ..........
9 .52  4 .48  3 .54  3 .73  ( 4 .11 )
Distributions from net investment income
(d)
................. ( 1 .24 ) ( 0 .99 ) ( 1 .04 ) ( 0 .71 ) ( 1 .40 )
Net asset value, end of year .........................
$ 41.91  $ 33.63  $ 30.14  $ 27.64  $ 24.62
Total Return
(e)
– – – – –
Based on net asset value ............................
28.58%
(b)
15.07%
(b)
13.08%
(b)
15.37%
(b)
(13.97) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ...................................
0 .15% 0 .16% 0 .16% 0 .15% 0 .25%
Total expenses excluding professional fees for foreign withholding tax claims .......................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .25%
Net investment income ..............................
2 .88%
(b)
3 .40%
(b)
3 .35%
(b)
3 .57%
(b)
3 .54%
Supplemental Data
Net assets, end of year (000) ..........................
$ 3,616,406  $ 2,202,455  $ 1,124,338  $ 964,761  $ 824,747
Portfolio turnover rate
(g)
..............................
20% 21% 22% 23% 113%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2024 and July 31, 2023, respectively:
• Net investment income per share by $0.01, $0.02, $0.02 and $0.01.
• Total return by 0.02%, 0.05%, 0.08% and 0.03%.
• Ratio of net investment income to average net assets by 0.03%, 0.06%, 0.08% and 0.03%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

57
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares International Small-Cap Equity Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .......................
$ 38.41  $ 33.75  $ 32.07  $ 30.90  $ 37.47
Net investment income
(a)
............................. 1 .44
(b)
1 .13
(b)
1 .02  1 .15  1 .08
Net realized and unrealized gain (loss)
(c)
...................
5 .93  5 .11  1 .96  0 .87  ( 6 .15 )
Net increase (decrease) from investment operations ............
7 .37  6 .24  2 .98  2 .02  ( 5 .07 )
Distributions from net investment income
(d)
................... ( 1 .61 ) ( 1 .58 ) ( 1 .30 ) ( 0 .85 ) ( 1 .50 )
Net asset value, end of year ...........................
$ 44.17  $ 38.41  $ 33.75  $ 32.07  $ 30.90
Total Return
(e)
– – – – –
Based on net asset value ..............................
19.40%
(b)
19.06%
(b)
9 .57%
(f)
6 .73% (13.81) %
Ratios to Average Net Assets
(g)
– – – – –
Total expenses .....................................
0 .24% 0 .24% 0 .23% 0 .28% 0 .40%
Total expenses excluding professional fees for foreign withholding tax claims .........................................
0 .23% 0 .23 % N/A  0 .28 % N/A
Net investment income ................................
3 .40%
(b)
3 .29%
(b)
3 .23% 3 .79% 3 .16%
Supplemental Data
Net assets, end of year (000) ............................
$ 658,105  $ 411,017  $ 556,867  $ 618,985  $ 225,589
Portfolio turnover rate
(h)
................................
25% 30% 26% 120% 52%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026 and July 31,
2025, respectively:
• Net investment income per share by $0.01 and $0.01.
• Total return by 0.03% and 0.06%.
• Ratio of net investment income to average net assets by 0.03% and 0.04%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

58
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI EAFE Growth ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .....................
$ 107.19  $ 103.29  $ 96.55  $ 86.78  $ 108.95
Net investment income
(a)
........................... 1 .72
(b)
1 .41  1 .39
(b)
1 .39
(b)
1 .19
(b)
Net realized and unrealized gain (loss)
(c)
.................
15.21  4 .26  6 .90  9 .48  (21.67)
Net increase (decrease) from investment operations ..........
16.93  5 .67  8 .29  10.87  (20.48)
Distributions from net investment income
(d)
................. ( 2 .79 ) ( 1 .77 ) ( 1 .55 ) ( 1 .10 ) ( 1 .69 )
Net asset value, end of year .........................
$ 121.33  $ 107.19  $ 103.29  $ 96.55  $ 86.78
Total Return
(e)
– – – – –
Based on net asset value ............................
15.91%
(b)
5 .51% 8 .66%
(b)
12.58%
(b)
(18.92) %
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ...................................
0 .35% 0 .34% 0 .36% 0 .36% 0 .36%
Total expenses excluding professional fees for foreign withholding tax claims .......................................
0 .35% 0 .34% 0 .35% 0 .35% 0 .36%
Net investment income ..............................
1 .47%
(b)
1 .37% 1 .44%
(b)
1 .57%
(b)
1 .19%
(b)
Supplemental Data
Net assets, end of year (000) ..........................
$ 16,597,313  $ 12,605,800  $ 15,204,838  $ 12,937,561  $ 10,135,618
Portfolio turnover rate
(g)
..............................
30% 23% 22% 19% 25%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.04, $0.05, $0.03 and $0.01.
• Total return by 0.03%, 0.05%, 0.03% and 0.01%.
• Ratio of net investment income to average net assets by 0.04%, 0.05%, 0.03% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

59
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI EAFE Min Vol Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ....................
$ 81.69  $ 73.36  $ 68.83  $ 65.71  $ 77.27
Net investment income
(a)
.......................... 2 .78
(b)
2 .29
(b)
2 .08
(b)
2 .00
(b)
1 .72
(b)
Net realized and unrealized gain (loss)
(c)
................
11.31  8 .49  4 .70  2 .93  (11.54)
Net increase (decrease) from investment operations .........
14.09  10.78  6 .78  4 .93  ( 9 .82 )
Distributions from net investment income
(d)
................ ( 2 .86 ) ( 2 .45 ) ( 2 .25 ) ( 1 .81 ) ( 1 .74 )
Net asset value, end of year ........................
$ 92.92  $ 81.69  $ 73.36  $ 68.83  $ 65.71
Total Return
(e)
– – – – –
Based on net asset value ...........................
17.51%
(b)
14.84%
(b)
10.09%
(b)
7 .62%
(b)
(12.76) %
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ..................................
0 .21% 0 .20% 0 .20% 0 .33% 0 .32%
Total expenses after fees waived ......................
0 .21% 0 .20% 0 .20% 0 .20% 0 .20%
Total expenses excluding professional fees for foreign withholding tax claims ....................................
0 .20% 0 .20% 0 .20% 0 .31% 0 .32%
Net investment income .............................
3 .16%
(b)
2 .99%
(b)
3 .03%
(b)
3 .08%
(b)
2 .36%
(b)
Supplemental Data
Net assets, end of year (000) .........................
$ 5,435,829  $ 5,203,493  $ 6,631,810  $ 7,722,896  $ 5,933,975
Portfolio turnover rate
(g)
.............................
25% 24% 23% 25% 23%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.06, $0.04, $0.01, $0.09 and $0.01.
• Total return by 0.08%, 0.06%, 0.03%, 0.13% and 0.02%.
• Ratio of net investment income to average net assets by 0.07%, 0.05%, 0.02%, 0.13% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

60
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI EAFE Value ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ......................
$ 63.03  $ 55.32  $ 50.92  $ 44.33  $ 51.48
Net investment income
(a)
............................ 2 .50
(b)
2 .25  2 .07  1 .99
(b)
2 .06
(b)
Net realized and unrealized gain (loss)
(c)
..................
18.88  7 .73  4 .82  6 .45  ( 6 .66 )
Net increase (decrease) from investment operations ...........
21.38  9 .98  6 .89  8 .44  ( 4 .60 )
Distributions from net investment income
(d)
.................. ( 3 .65 ) ( 2 .27 ) ( 2 .49 ) ( 1 .85 ) ( 2 .55 )
Net asset value, end of year ..........................
$ 80.76  $ 63.03  $ 55.32  $ 50.92  $ 44.33
Total Return
(e)
– – – – –
Based on net asset value .............................
34.53%
(b)
18.42% 13.89% 19.39%
(b)
( 9 .23 ) %
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ....................................
0 .30% 0 .31% 0 .33% 0 .34% 0 .35%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
0 .29% 0 .31% 0 .33% 0 .34% 0 .33%
Net investment income ...............................
3 .43%
(b)
3 .90% 4 .00% 4 .29%
(b)
4 .17%
(b)
Supplemental Data
Net assets, end of year (000) ...........................
$ 29,363,653  $ 25,969,608  $ 14,980,931  $ 17,107,832  $ 14,273,313
Portfolio turnover rate
(g)
...............................
31% 23% 28% 22% 26%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2023 and July 31, 2022, respectively:
• Net investment income per share by $0.04, $0.02 and $0.06.
• Total return by 0.07%, 0.04% and 0.12%.
• Ratio of net investment income to average net assets by 0.05%, 0.04% and 0.13%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
61
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
iShares ETF
Diversification
Classification
Global Equity Factor .......................................................................................................... Diversified
International Equity Factor ..................................................................................................... Diversified
International Small-Cap Equity Factor ............................................................................................. Diversified
MSCI EAFE Growth .......................................................................................................... Diversified
MSCI EAFE Min Vol Factor ..................................................................................................... Diversified
MSCI EAFE Value ........................................................................................................... Diversified

Notes to Financial Statements
(continued)
62
2026
iShares Annual Financial Statements and Additional Information
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
( continued)
63
Notes to Financial Statements
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Global Equity Factor
Barclays Capital, Inc. ............................................. $ 416,953 $ (416,953) $ — $ —
BofA Securities, Inc. .............................................. 139,884 (139,884) — —
Citigroup Global Markets Ltd. ........................................ 9,506 (9,506) — —
Citigroup Global Markets, Inc. ........................................ 320,514 (320,514) — —
Goldman Sachs & Co. LLC ......................................... 396,515 (396,515) — —
J.P. Morgan Securities LLC ......................................... 41,350 (41,350) — —
SG Americas Securities LLC ........................................ 1,041 (1,041) — —
UBS AG ...................................................... 41,579 (41,579) — —
Wells Fargo Bank NA ............................................. 952 (952) — —
$ 1,368,294 $ (1,368,294)
$ —
$ —
a
International Equity Factor
Goldman Sachs & Co. LLC ......................................... 7,737,476 (7,737,476) — —
HSBC Bank PLC ................................................ 5,638,781 (5,638,781) — —
J.P. Morgan Securities LLC ......................................... 3,842,845 (3,842,845) — —
Jefferies LLC ................................................... 41,242 (41,242) — —
SG Americas Securities LLC ........................................ 1,164,589 (1,164,589) — —
$ 18,424,933 $ (18,424,933)
$ —
$ —
a

Notes to Financial Statements
(continued)
64
2026
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
International Small-Cap Equity Factor
Barclays Bank PLC ............................................... $ 71,400 $ (71,400) $ — $ —
BNP Paribas SA ................................................. 1,399,077 (1,399,077) — —
BofA Securities, Inc. .............................................. 4,114,620 (4,114,620) — —
Citigroup Global Markets, Inc. ........................................ 2,487,498 (2,487,498) — —
Goldman Sachs & Co. LLC ......................................... 17,268,858 (17,268,858) — —
HSBC Bank PLC ................................................ 161,626 (161,626) — —
J.P. Morgan Securities LLC ......................................... 6,912,689 (6,912,689) — —
Jefferies LLC ................................................... 249,383 (249,383) — —
Macquarie Bank Ltd. .............................................. 99,338 (99,338) — —
Scotia Capital (USA), Inc. .......................................... 315,372 (315,372) — —
SG Americas Securities LLC ........................................ 322,247 (322,247) — —
State Street Bank & Trust Co. ........................................ 152,984 (152,984) — —
UBS AG ...................................................... 1,963,534 (1,963,534) — —
UBS Securities LLC .............................................. 7,735 (7,735) — —
$ 35,526,361 $ (35,526,361)
$ —
$ —
a
MSCI EAFE Growth
BNP Paribas SA ................................................. 6,332,477 (6,332,477) — —
BofA Securities, Inc. .............................................. 1,128,804 (1,128,804) — —
Citigroup Global Markets, Inc. ........................................ 586,476 (586,476) — —
Goldman Sachs & Co. LLC ......................................... 9,702,155 (9,702,155) — —
HSBC Bank PLC ................................................ 4,421,888 (4,421,888) — —
J.P. Morgan Securities LLC ......................................... 8,758,594 (8,758,594) — —
Macquarie Bank Ltd. .............................................. 96,607 (96,607) — —
Morgan Stanley ................................................. 13,084,199 (13,084,199) — —
Wells Fargo Bank NA ............................................. 7,172,173 (7,172,173) — —
$ 51,283,373 $ (51,283,373)
$ —
$ —
a
MSCI EAFE Min Vol Factor
Citigroup Global Markets, Inc. ........................................ 2,731,911 (2,731,911) — —
SG Americas Securities LLC ........................................ 2,752,324 (2,752,324) — —
State Street Bank & Trust Co. ........................................ 14,709 (14,709) — —
$ 5,498,944 $ (5,498,944)
$ —
$ —
a
MSCI EAFE Value
BNP Paribas SA ................................................. 9,354,595 (9,354,595) — —
BofA Securities, Inc. .............................................. 959,435 (959,435) — —
Goldman Sachs & Co. LLC ......................................... 16,584,503 (16,584,503) — —
J.P. Morgan Securities LLC ......................................... 20,309,702 (20,309,702) — —
Jefferies LLC ................................................... 8,767,645 (8,767,645) — —
Morgan Stanley ................................................. 14,680,522 (14,680,522) — —
Wells Fargo Securities LLC ......................................... 31,825,699 (31,825,699) — —
$ 102,482,101 $ (102,482,101)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
( continued)
65
Notes to Financial Statements
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Effective July 31, 2026, for its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Prior to July 31, 2026, for its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Effective July 31, 2026, for its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
iShares ETF Investment Advisory Fees
Global Equity Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
International Equity Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
International Small-Cap Equity Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.23
MSCI EAFE Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20
Average Daily Net Assets Investment Advisory Fees
First $3 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.400000%
In excess of $3 billion but not exceeding $4.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.380000
In excess of $4.5 billion but not exceeding $6 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.361000
In excess of $6 billion but not exceeding $7.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.343000
In excess of $7.5 billion but not exceeding $9 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.325800
In excess of $9 billion but not exceeding $10.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.309500
In excess of $10.5 billion but not exceeding $13.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.294000
In excess of $13.5 billion but not exceeding $19 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.279300
In excess of $19 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.265335
Average Daily Net Assets Investment Advisory Fees
First $3 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4000%
In excess of $3 billion but not exceeding $4.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
In excess of $4.5 billion but not exceeding $6 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3610
In excess of $6 billion but not exceeding $7.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3430
In excess of $7.5 billion but not exceeding $9 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3258
In excess of $9 billion but not exceeding $10.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3095
In excess of $10.5 billion but not exceeding $13.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2940
In excess of $13.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2793
Average Daily Net Assets Investment Advisory Fees
First $3 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.400000%
In excess of $3 billion but not exceeding $4.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.380000
In excess of $4.5 billion but not exceeding $6 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.361000
In excess of $6 billion but not exceeding $7.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.343000
In excess of $7.5 billion but not exceeding $9 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.325800

Notes to Financial Statements
(continued)
66
2026
iShares Annual Financial Statements and Additional Information
Prior to July 31, 2026, for its investment advisory services to the iShares MSCI EAFE Value ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the
Statement of Operations does not include acquired fund fees and expenses. For the iShares Global Equity Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 29, 2030 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For the year ended July 31, 2026, there were no fees waived by BFA pursuant to these arrangements.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
In excess of $9 billion but not exceeding $10.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.309600
In excess of $10.5 billion but not exceeding $12 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.294100
In excess of $12 billion but not exceeding $13.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.279300
In excess of $13.5 billion but not exceeding $15 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.265300
In excess of $15 billion but not exceeding $18 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.252000
In excess of $18 billion but not exceeding $27 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.239400
In excess of $27 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.227430
Average Daily Net Assets Investment Advisory Fees
First $3 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4000%
In excess of $3 billion but not exceeding $4.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
In excess of $4.5 billion but not exceeding $6 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3610
In excess of $6 billion but not exceeding $7.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3430
In excess of $7.5 billion but not exceeding $9 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3258
In excess of $9 billion but not exceeding $10.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3096
In excess of $10.5 billion but not exceeding $12 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2941
In excess of $12 billion but not exceeding $13.5 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2793
In excess of $13.5 billion but not exceeding $15 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2653
In excess of $15 billion but not exceeding $18 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2520
In excess of $18 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2394

Notes to Financial Statements
( continued)
67
Notes to Financial Statements
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  July 31, 2026 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2026 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2026 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2026 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
iShares ETF Amounts
Global Equity Factor ......................................................................................................... $ 6,352
International Equity Factor .................................................................................................... 35,127
International Small-Cap Equity Factor ............................................................................................ 167,746
MSCI EAFE Growth ......................................................................................................... 78,323
MSCI EAFE Min Vol Factor .................................................................................................... 21,463
MSCI EAFE Value .......................................................................................................... 268,781
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Global Equity Factor ......................................................................
$ 9,837,167 $ 6,776,617 $ 521,811
International Equity Factor .................................................................
83,892,021 42,351,214 (608,277)
International Small-Cap Equity Factor .........................................................
2,931,476 4,048,610 761,728
MSCI EAFE Growth ......................................................................
2,713,967,852 2,554,895,309 (188,804,111)
MSCI EAFE Min Vol Factor .................................................................
400,700,588 401,865,457 8,385,551
MSCI EAFE Value .......................................................................
3,293,968,989 3,408,291,933 772,074,909
iShares ETF Purchases Sales
Global Equity Factor ...................................................................................... $ 46,558,816 $ 37,535,337
International Equity Factor ................................................................................. 693,085,273 608,319,259
International Small-Cap Equity Factor ......................................................................... 161,020,043 141,391,746
MSCI EAFE Growth ...................................................................................... 3,873,485,435 3,755,372,860
MSCI EAFE Min Vol Factor ................................................................................. 1,308,066,827 1,302,876,944
MSCI EAFE Value ....................................................................................... 8,708,564,693 8,716,478,454
iShares ETF In-kind Purchases In-kind Sales
Global Equity Factor ........................................................................................ $ 31,689,649 $ 4,409,309
International Equity Factor ................................................................................... 686,447,114 —
International Small-Cap Equity Factor ........................................................................... 158,867,682 4,059,723
MSCI EAFE Growth ........................................................................................ 6,159,689,736 4,104,247,292
MSCI EAFE Min Vol Factor ................................................................................... 231,349,115 671,454,900
MSCI EAFE Value ......................................................................................... 4,766,794,252 8,531,839,930

Notes to Financial Statements
(continued)
68
2026
iShares Annual Financial Statements and Additional Information
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026 , permanent differences attributable to distributions in connection with fund share redemptions and realized gains
(losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended July 31, 2026, the Funds listed below utilized the following amount of their respective capital loss carryforwards.
+
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Global Equity Factor ........................................................................................ $ 1,939,248 $ (1,939,248)
International Small-Cap Equity Factor ........................................................................... 1,269,328 (1,269,328)
MSCI EAFE Growth ........................................................................................ 1,066,233,059 (1,066,233,059)
MSCI EAFE Min Vol Factor ................................................................................... 157,985,923 (157,985,923)
MSCI EAFE Value ......................................................................................... 2,909,009,784 (2,909,009,784)
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
Global Equity Factor
Ordinary income ........................................................................................... $ 2,995,400 $ 2,840,900
International Equity Factor
Ordinary income ........................................................................................... $ 99,805,026 $ 52,428,005
International Small-Cap Equity Factor
Ordinary income ........................................................................................... $ 22,120,725 $ 19,870,416
MSCI EAFE Growth
Ordinary income ........................................................................................... $ 279,952,609 $ 234,968,611
MSCI EAFE Min Vol Factor
Ordinary income ........................................................................................... $ 168,082,860 $ 172,218,785
MSCI EAFE Value
Ordinary income ........................................................................................... $ 1,267,343,675 $ 874,694,827
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Global Equity Factor ..................................
$ 1,121,995 $ 203,920 $ — $ 59,356,788 $ 60,682,703
International Equity Factor .............................
15,114,760 — (124,710,589) 896,633,863 787,038,034
International Small-Cap Equity Factor .....................
11,535,635 3,066,322 — 102,100,606 116,702,563
MSCI EAFE Growth ..................................
16,921,771 — (2,110,789,173) 2,327,380,257 233,512,855
MSCI EAFE Min Vol Factor .............................
58,859,958 — (746,620,427) 936,749,921 248,989,452
MSCI EAFE Value ...................................
265,126,045 — — 6,044,921,647 6,310,047,692
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.
iShares ETF Utilized
Global Equity Factor .......................................................................................................... $ 6,035,654
International Equity Factor ..................................................................................................... 52,935,964
International Small-Cap Equity Factor ............................................................................................. 11,464,923
MSCI EAFE Min Vol Factor ..................................................................................................... 70,513,867
MSCI EAFE Value ........................................................................................................... 902,168,783

Notes to Financial Statements
( continued)
69
Notes to Financial Statements
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Global Equity Factor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit
Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and
1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended July 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Global Equity Factor ............................................... $ 157,917,168  $ 65,082,578  $ (5,685,407) $ 59,397,171
International Equity Factor .......................................... 2,722,853,417  967,130,536  (70,732,633) 896,397,903
International Small-Cap Equity Factor .................................. 589,716,008  136,492,002  (34,456,523) 102,035,479
MSCI EAFE Growth ............................................... 14,277,428,071  3,011,589,027  (685,388,684) 2,326,200,343
MSCI EAFE Min Vol Factor .......................................... 4,468,363,114  1,145,562,884  (210,153,173) 935,409,711
MSCI EAFE Value ................................................ 23,312,371,516  6,564,204,656  (521,789,293) 6,042,415,363
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
Global Equity Factor .................................................................... $ 355,000 $ 11,808 4 .87%

Notes to Financial Statements
(continued)
70
2026
iShares Annual Financial Statements and Additional Information
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
( continued)
71
Notes to Financial Statements
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares Global Equity Factor ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares MSCI EAFE Growth ETF, iShares
MSCI EAFE Min Vol Factor ETF and iShares MSCI EAFE Value ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either
Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the
Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of July 31, 2026 is $7,017 or
$0.00 per share, $344,027 or $0.00 per share, $22,725 or $0.00 per share, $207,723 or $0.00 per share, $798,473 or $0.01 per share and $2,501,867 or $0.01 per share, respectively.
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
Global Equity Factor
Shares sold ......................................................... 750,000  $ 41,980,457  950,000  $ 41,267,151
Shares redeemed ..................................................... (100,000) (5,295,932) (500,000) (22,264,460)
650,000  $ 36,684,525  450,000  $ 19,002,691
International Equity Factor
Shares sold ......................................................... 20,800,000  $ 789,457,827  28,200,000  $ 899,051,955
Shares redeemed ..................................................... —  —  —  —
20,800,000  $ 789,457,827  28,200,000  $ 899,051,955
International Small-Cap Equity Factor
Shares sold ......................................................... 4,300,000  $ 180,530,064  2,400,000  $ 87,259,386
Shares redeemed ..................................................... (100,000) (4,156,484) (8,200,000) (277,591,887)
4,200,000  $ 176,373,580  (5,800,000) $ (190,332,501)
MSCI EAFE Growth
Shares sold ......................................................... 56,000,000  $ 6,428,073,504  16,800,000  $ 1,694,759,892
Shares redeemed ..................................................... (36,800,000) (4,182,317,389) (46,400,000) (4,785,490,127)
19,200,000  $ 2,245,756,115  (29,600,000) $ (3,090,730,235)
MSCI EAFE Min Vol Factor
Shares sold ......................................................... 2,800,000  $ 258,949,951  6,500,000  $ 519,901,477
Shares redeemed ..................................................... (8,000,000) (701,633,401) (33,200,000) (2,498,800,398)
(5,200,000) $ (442,683,450) (26,700,000) $ (1,978,898,921)
MSCI EAFE Value
Shares sold ......................................................... 68,000,000  $ 5,246,863,088  166,000,000  $ 9,751,611,028
Shares redeemed ..................................................... (116,400,000) (8,719,318,083) (24,800,000) (1,442,415,295)
(48,400,000) $ (3,472,454,995) 141,200,000  $ 8,309,195,733

Notes to Financial Statements
(continued)
72
2026
iShares Annual Financial Statements and Additional Information
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of July 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which each of the iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares
MSCI EAFE Growth ETF, iShares MSCI EAFE Min Vol Factor ETF and iShares MSCI EAFE Value ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
73
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026 , the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Global Equity Factor ETF
  iShares International Equity Factor ETF
  iShares International Small-Cap Equity Factor ETF
  iShares MSCI EAFE Growth ETF
  iShares MSCI EAFE Min Vol Factor ETF
  iShares MSCI EAFE Value ETF

Important Tax Information
(unaudited)
74
2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026 :
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026 :
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
iShares ETF
Qualified Dividend
Income
Global Equity Factor .......................................................................................................... $ 2,770,084
International Equity Factor ..................................................................................................... 91,407,642
International Small-Cap Equity Factor ............................................................................................. 18,226,818
MSCI EAFE Growth .......................................................................................................... 229,031,774
MSCI EAFE Min Vol Factor ..................................................................................................... 150,961,285
MSCI EAFE Value ........................................................................................................... 1,034,654,489
iShares ETF
Qualified Business
Income
Global Equity Factor .......................................................................................................... $ 12,974
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
International Equity Factor ...................................................................................
$ 99,418,712 $ 7,528,156
International Small-Cap Equity Factor ...........................................................................
21,482,712 1,525,229
MSCI EAFE Growth ........................................................................................
245,566,086 15,701,399
MSCI EAFE Min Vol Factor ...................................................................................
188,357,839 9,217,257
MSCI EAFE Value .........................................................................................
1,107,727,914 64,940,983
iShares ETF
Federal Obligation
Interest
Global Equity Factor .......................................................................................................... $ 4,772
International Equity Factor ..................................................................................................... 14,803
International Small-Cap Equity Factor ............................................................................................. 5,234
MSCI EAFE Growth .......................................................................................................... 81,920
MSCI EAFE Min Vol Factor ..................................................................................................... 29,920
MSCI EAFE Value ........................................................................................................... 163,886
iShares ETF
Dividends-Received
Deduction
Global Equity Factor .......................................................................................................... 27 .75%
iShares ETF Interest Dividends
Global Equity Factor .......................................................................................................... $ 10,104
International Equity Factor ..................................................................................................... 31,339
International Small-Cap Equity Factor ............................................................................................. 11,081
MSCI EAFE Growth .......................................................................................................... 173,431
MSCI EAFE Min Vol Factor ..................................................................................................... 63,343
MSCI EAFE Value ........................................................................................................... 346,959

75
Important Tax Information
Important Tax Information
(unaudited) (continued)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF
Interest-Related
Dividends
Global Equity Factor .......................................................................................................... $ 10,122
International Equity Factor ..................................................................................................... 31,396
International Small-Cap Equity Factor ............................................................................................. 11,101
MSCI EAFE Growth .......................................................................................................... 173,744
MSCI EAFE Min Vol Factor ..................................................................................................... 63,457
MSCI EAFE Value ........................................................................................................... 347,585

Additional Information
76
2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
77
Board Review and Approval of Investment Advisory Contract
iShares Global Equity Factor ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided : Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
78
2026
iShares Annual Financial Statements and Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and

Board Review and Approval of Investment Advisory Contract
( continued)
79
Board Review and Approval of Investment Advisory Contract
intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In

Board Review and Approval of Investment Advisory Contract
(continued)
80
2026
iShares Annual Financial Statements and Additional Information
that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the
Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 10-11, 2026 meeting to revise the Advisory
Agreement for the Fund to provide for an additional breakpoint, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to monitor the sharing of economies of scale in assessing the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates : The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides

Board Review and Approval of Investment Advisory Contract
( continued)
81
Board Review and Approval of Investment Advisory Contract
investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI EAFE Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Board Review and Approval of Investment Advisory Contract
(continued)
82
2026
iShares Annual Financial Statements and Additional Information
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

Board Review and Approval of Investment Advisory Contract
( continued)
83
Board Review and Approval of Investment Advisory Contract
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
84
2026
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
CDI CREST Depository Interest
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by STOXX Ltd. or MSCI, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Core 30/70 Conservative Allocation ETF | AOK | NYSE Arca
iShares Core 40/60 Moderate Allocation ETF | AOM | NYSE Arca
iShares Core 60/40 Balanced Allocation ETF | AOR | NYSE Arca
iShares Core 80/20 Aggressive Allocation ETF | AOA | NYSE Arca
iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX Exchange

Page
2

iShares
®
Core 30/70 Conservative Allocation ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  19 .2%
iShares Core S&P 500 ETF .................. 184,510 $ 138,441,543
iShares Core S&P Mid-Cap ETF ............... 103,249 7,771,552
iShares Core S&P Small-Cap ETF ............. 26,506 3,855,563
150,068,658
a
Domestic Fixed Income  —  58 .2%
iShares Core Universal USD Bond ETF .......... 10,039,655 456,302,320
a
International Equity  —  12 .1%
iShares Core MSCI Emerging Markets ETF ....... 332,366 25,794,925
iShares Core MSCI International Developed Markets
ETF ................................ 762,987 69,042,694
94,837,619
a
International Fixed Income  —  10 .4%
iShares Core International Aggregate Bond ETF .... 1,642,972 81,737,857
a
Total Long-Term Investments — 99.9%
(Cost: $ 800,400,896 ) ................................ 782,946,454
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (b)
............................ 720,242 $ 720,242
a
Total Short-Term Securities — 0.1%
(Cost: $ 720,242 ) ................................... 720,242
Total Investments — 100.0%
(Cost: $ 801,121,138 ) ................................ 783,666,696
Liabilities in Excess of Other Assets — 0 .0% ................ (40,221)
Net Assets — 100.0% ................................. $ 783,626,475
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 3,134,658 $ — $ (3,156,598)
(b)
$ 21,940 $ — $ — — $ 25,925
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 555,930 164,312
(b)
— — — 720,242 720,242 30,580 —
iShares Core
International
Aggregate Bond
ETF ........ 63,447,007 37,103,442 (16,653,827) 4,400 (2,163,165) 81,737,857 1,642,972 3,463,156 —
iShares Core
MSCI Emerging
Markets ETF .. 21,639,828 9,767,360 (11,836,674) 1,853,404 4,371,007 25,794,925 332,366 621,249 —
iShares Core MSCI
International
Developed
Markets ETF .. 52,848,591 24,258,209 (19,487,151) 3,362,079 8,060,966 69,042,694 762,987 2,143,829 —
iShares Core S&P
500 ETF ..... 120,999,242 50,340,954 (54,788,591) 11,502,073 10,387,865 138,441,543 184,510 1,531,061 —
iShares Core S&P
Mid-Cap ETF .. 6,668,385 2,790,475 (2,974,326) 390,122 896,896 7,771,552 103,249 93,092 —
iShares Core S&P
Small-Cap ETF 3,065,343 1,324,348 (1,492,025) 145,219 812,678 3,855,563 26,506 44,375 —
iShares Core
Universal USD
Bond ETF .... 359,997,303 197,998,068 (94,785,178) (69,353) (6,838,520) 456,302,320 10,039,655 17,626,164 —
$ — $ 17,209,884 $ 15,527,727
$ 783,666,696
$ 25,579,431 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core 30/70 Conservative Allocation ETF
4
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 782,946,454  $ —  $ —  $ 782,946,454
Short-Term Securities
Money Market Funds ........................................ 720,242  —  —  720,242
$ 783,666,696  $ —  $ —  $ 783,666,696

iShares
®
Core 40/60 Moderate Allocation ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  25 .4%
iShares Core S&P 500 ETF .................. 544,397 $ 408,471,956
iShares Core S&P Mid-Cap ETF ............... 304,650 22,931,006
iShares Core S&P Small-Cap ETF ............. 78,058 11,354,317
442,757,279
a
Domestic Fixed Income  —  49 .6%
iShares Core Universal USD Bond ETF .......... 19,042,615 865,486,852
a
International Equity  —  16 .0%
iShares Core MSCI Emerging Markets ETF ....... 980,648 76,108,091
iShares Core MSCI International Developed Markets
ETF ................................ 2,251,178 203,709,097
279,817,188
a
International Fixed Income  —  8 .9%
iShares Core International Aggregate Bond ETF .... 3,116,297 155,035,776
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,618,541,684 ) ............................... 1,743,097,095
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (b)
............................ 1,629,878 $ 1,629,878
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,629,878 ) .................................. 1,629,878
Total Investments — 100.0%
(Cost: $ 1,620,171,562 ) ............................... 1,744,726,973
Liabilities in Excess of Other Assets — 0 .0% ................ (84,554)
Net Assets — 100.0% ................................. $ 1,744,642,419
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 10,021,056 $ — $ (10,078,429)
(b)
$ 57,373 $ — $ — — $ 65,337
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,386,490 243,388
(b)
— — — 1,629,878 1,629,878 82,826 —
iShares Core
International
Aggregate Bond
ETF ........ 130,490,344 48,311,372 (19,617,727) (84,609) (4,063,604) 155,035,776 3,116,297 6,782,396 —
iShares Core
MSCI Emerging
Markets ETF .. 69,231,752 14,836,928 (27,490,884) 4,325,026 15,205,269 76,108,091 980,648 1,893,972 —
iShares Core MSCI
International
Developed
Markets ETF .. 169,076,943 36,948,526 (37,786,148) 7,465,975 28,003,801 203,709,097 2,251,178 6,512,600 —
iShares Core S&P
500 ETF ..... 387,107,418 77,471,239 (123,621,873) 25,465,679 42,049,493 408,471,956 544,397 4,734,737 —
iShares Core S&P
Mid-Cap ETF .. 21,335,151 4,285,264 (6,630,491) 863,412 3,077,670 22,931,006 304,650 288,213 —
iShares Core S&P
Small-Cap ETF 9,806,649 2,026,444 (3,409,387) 401,164 2,529,447 11,354,317 78,058 137,615 —
iShares Core
Universal USD
Bond ETF .... 740,395,908 249,204,300 (112,081,829) 59,486 (12,091,013) 865,486,852 19,042,615 34,834,437 —
$ — $ 38,553,506 $ 74,711,063
$ 1,744,726,973
$ 55,332,133 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core 40/60 Moderate Allocation ETF
6
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 1,743,097,095  $ —  $ —  $ 1,743,097,095
Short-Term Securities
Money Market Funds ........................................ 1,629,878  —  —  1,629,878
$ 1,744,726,973  $ —  $ —  $ 1,744,726,973

iShares
®
Core 60/40 Balanced Allocation ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  37 .6%
iShares Core S&P 500 ETF .................. 1,687,610 $ 1,266,247,535
iShares Core S&P Mid-Cap ETF ............... 944,388 71,084,085
iShares Core S&P Small-Cap ETF ............. 241,977 35,197,974
1,372,529,594
a
Domestic Fixed Income  —  32 .7%
iShares Core Universal USD Bond ETF .......... 26,236,018 1,192,427,018
a
International Equity  —  23 .8%
iShares Core MSCI Emerging Markets ETF ....... 3,039,947 235,930,287
iShares Core MSCI International Developed Markets
ETF ................................ 6,978,523 631,486,546
867,416,833
a
International Fixed Income  —  5 .8%
iShares Core International Aggregate Bond ETF
(b)
... 4,293,485 213,600,879
a
Total Long-Term Investments — 99.9%
(Cost: $ 3,156,595,126 ) ............................... 3,645,974,324
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 36,885,646 $ 36,896,712
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 3,391,763 3,391,763
a
Total Short-Term Securities — 1.1%
(Cost: $ 40,284,786 ) ................................. 40,288,475
Total Investments — 101.0%
(Cost: $ 3,196,879,912 ) ............................... 3,686,262,799
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (37,141,159)
Net Assets — 100.0% ................................. $ 3,649,121,640
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 15,184,002 $ 21,664,496
(a)
$ — $ 44,525 $ 3,689 $ 36,896,712 36,885,646 $ 103,250
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,395,328 996,435
(a)
— — — 3,391,763 3,391,763 164,906 —
iShares Core
International
Aggregate Bond
ETF ......... 142,902,098 96,948,275 (20,854,204) 13,183 (5,408,473) 213,600,879 4,293,485 8,494,987 —
iShares Core MSCI
Emerging Markets
ETF ......... 170,587,479 75,024,374 (61,852,705) 7,809,791 44,361,348 235,930,287 3,039,947 5,365,947 —
iShares Core MSCI
International
Developed Markets
ETF ......... 416,608,214 189,519,675 (70,284,993) 16,089,324 79,554,326 631,486,546 6,978,523 18,698,652 —
iShares Core S&P
500 ETF ...... 953,842,650 386,417,165 (261,567,451) 48,537,100 139,018,071 1,266,247,535 1,687,610 13,138,543 —
iShares Core S&P
Mid-Cap ETF ... 52,570,046 21,585,659 (14,068,224) 1,603,850 9,392,754 71,084,085 944,388 796,102 —
iShares Core S&P
Small-Cap ETF . 24,162,899 10,215,059 (7,343,756) 634,678 7,529,094 35,197,974 241,977 379,925 —
iShares Core
Universal USD
Bond ETF ..... 810,820,256 519,804,057 (119,091,814) (46,609) (19,058,872) 1,192,427,018 26,236,018 43,251,277 —
$ — $ 74,685,842 $ 255,391,937
$ 3,686,262,799
$ 90,393,589 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core 60/40 Balanced Allocation ETF
8
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 3,645,974,324 $ — $ — $ 3,645,974,324
Short-Term Securities
Money Market Funds ........................................ 40,288,475 — — 40,288,475
$ 3,686,262,799 $ — $ — $ 3,686,262,799

iShares
®
Core 80/20 Aggressive Allocation ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  49 .6%
iShares Core S&P 500 ETF .................. 1,943,327 $ 1,458,117,115
iShares Core S&P Mid-Cap ETF ............... 1,087,489 81,855,297
iShares Core S&P Small-Cap ETF ............. 278,641 40,531,120
1,580,503,532
a
Domestic Fixed Income  —  16 .1%
iShares Core Universal USD Bond ETF .......... 11,329,315 514,917,367
a
International Equity  —  31 .3%
iShares Core MSCI Emerging Markets ETF ....... 3,500,585 271,680,402
iShares Core MSCI International Developed Markets
ETF ................................ 8,035,963 727,174,291
998,854,693
a
International Fixed Income  —  2 .9%
iShares Core International Aggregate Bond ETF .... 1,854,025 92,237,744
a
Total Long-Term Investments — 99.9%
(Cost: $ 2,326,984,969 ) ............................... 3,186,513,336
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (b)
............................ 2,967,959 $ 2,967,959
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,967,959 ) .................................. 2,967,959
Total Investments — 100.0%
(Cost: $ 2,329,952,928 ) ............................... 3,189,481,295
Liabilities in Excess of Other Assets — 0 .0% ................ (25,855)
Net Assets — 100.0% ................................. $ 3,189,455,440
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ — $ 14,674
(b)
$ — $ (14,674) $ — $ — — $ 99,238
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,413,709 554,250
(b)
— — — 2,967,959 2,967,959 154,275 —
iShares Core
International
Aggregate Bond
ETF ......... 65,875,593 31,101,487 (2,410,801) (42,247) (2,286,288) 92,237,744 1,854,025 3,700,745 —
iShares Core MSCI
Emerging Markets
ETF ......... 209,702,193 38,930,102 (38,592,876) 3,810,826 57,830,157 271,680,402 3,500,585 6,249,463 —
iShares Core MSCI
International
Developed Markets
ETF ......... 512,132,083 119,880,120 (18,560,355) 2,247,940 111,474,503 727,174,291 8,035,963 21,722,897 —
iShares Core S&P
500 ETF ...... 1,172,544,113 199,271,345 (133,712,252) 14,126,318 205,887,591 1,458,117,115 1,943,327 15,322,991 —
iShares Core S&P
Mid-Cap ETF ... 64,624,029 11,188,073 (6,851,142) 406,692 12,487,645 81,855,297 1,087,489 929,913 —
iShares Core S&P
Small-Cap ETF . 29,704,249 5,321,270 (4,084,610) 179,493 9,410,718 40,531,120 278,641 444,520 —
iShares Core
Universal USD
Bond ETF ..... 373,775,079 162,771,575 (13,733,581) (577,131) (7,318,575) 514,917,367 11,329,315 19,037,358 —
$ — $ 20,137,217 $ 387,485,751
$ 3,189,481,295
$ 67,661,400 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core 80/20 Aggressive Allocation ETF
10
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 7 09/18/26 $ 2,632 $ (27,072)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 27,072 $ — $ — $ — $ 27,072
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 330,110 $ — $ — $ — $ 330,110
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (96,583) $ — $ — $ — $ (96,583)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,507,363
a

iShares
®
Core 80/20 Aggressive Allocation ETF
Schedule of Investments
(continued)
July 31, 2026
11
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ........................................... $ 3,186,513,336 $ — $ — $ 3,186,513,336
Short-Term Securities
Money Market Funds ............................................ 2,967,959 — — 2,967,959
$ 3,189,481,295 $ — $ — $ 3,189,481,295
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ................................................. $ (27,072) $ — $ — $ (27,072)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
July 31, 2026
iShares
®
Morningstar Multi-Asset Income ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  14 .6%
iShares Preferred and Income Securities ETF ...... 602,658 $ 18,362,989
a
Domestic Fixed Income  —  36 .7%
iShares Broad USD High Yield Corporate Bond ETF
(b)
507,320 18,659,230
iShares Broad USD Investment Grade Corporate Bond
ETF ................................ 170,277 8,568,339
iShares Core 1-5 Year USD Bond ETF .......... 389,388 18,702,306
45,929,875
a
International Equity  —  25 .5%
iShares Core MSCI Pacific ETF ............... 138,965 11,497,964
iShares Global REIT ETF ................... 227,817 6,465,446
iShares MSCI EAFE Value ETF
(b)
.............. 172,627 13,962,072
31,925,482
a
International Fixed Income  —  23 .1%
iShares Floating Rate Bond ETF
(b)
............. 367,713 18,775,426
iShares J.P. Morgan EM Corporate Bond ETF ..... 137,381 6,211,379
Security Shares Value
a
International Fixed Income — 23.1% (continued)
iShares J.P. Morgan EM Local Currency Bond ETF .. 91,858 $ 3,911,314
28,898,119
a
Total Long-Term Investments — 99.9%
(Cost: $ 125,089,049 ) ................................ 125,116,465
a
Short-Term Securities
Money Market Funds  —  26 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 33,447,303 33,457,337
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 115,555 115,555
a
Total Short-Term Securities — 26.8%
(Cost: $ 33,570,763 ) ................................. 33,572,892
Total Investments — 126.7%
(Cost: $ 158,659,812 ) ................................ 158,689,357
Liabilities in Excess of Other Assets — ( 26 .7 ) % .............. (33,448,129)
Net Assets — 100.0% ................................. $ 125,241,228
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 14,681,809 $ 18,769,625
(a)
$ — $ 3,936 $ 1,967 $ 33,457,337 33,447,303 $ 139,358
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 94,475 21,080
(a)
— — — 115,555 115,555 5,201 —
iShares Broad
USD High Yield
Corporate Bond
ETF ......... 17,195,923 4,606,041 (2,821,242) 69,476 (390,968) 18,659,230 507,320 1,258,946 —
iShares Broad USD
Investment Grade
Corporate Bond
ETF ......... — 9,432,840 (517,633) (5,781) (341,087) 8,568,339 170,277 170,252 —
iShares Core 1-5
Year USD Bond
ETF ......... 17,019,685 4,715,616 (2,823,576) 72,549 (281,968) 18,702,306 389,388 776,732 —
iShares Core MSCI
Pacific ETF .... — 13,039,300 (1,426,611) (28,845) (85,880) 11,497,964 138,965 124,581 —
iShares Core U.S.
REIT ETF
(c)
.... — 1,262,769 (1,292,516) 29,747 — — — 4,108 —
iShares Floating Rate
Bond ETF ..... 16,950,384 4,849,791 (3,034,357) 6,579 3,029 18,775,426 367,713 821,100 —
iShares Global REIT
ETF ......... 5,718,797 2,258,554 (2,459,273) 95,149 852,219 6,465,446 227,817 215,842 —

iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(continued)
July 31, 2026
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares J.P. Morgan
EM Corporate
Bond ETF ..... $ 5,741,224 $ 1,459,734 $ (941,112) $ 28,910 $ (77,377) $ 6,211,379 137,381 $ 317,141 $ —
iShares J.P. Morgan
EM Local Currency
Bond ETF ..... 5,775,156 7,456,229 (9,872,372) (71,725) 624,026 3,911,314 91,858 294,847 —
iShares Latin America
40 ETF
(c)
...... 16,447,745 3,140,063 (27,112,431) 7,100,175 424,448 — — 452,604 —
iShares MBS ETF
(c)
5,726,318 507,350 (6,402,056) 193,950 (25,562) — — 83,856 —
iShares MSCI EAFE
Value ETF ..... 5,650,682 8,299,297 (1,641,703) 295,627 1,358,169 13,962,072 172,627 503,188 —
iShares Preferred
and Income
Securities ETF .. 17,578,937 4,458,965 (3,209,586) (47,903) (417,424) 18,362,989 602,658 987,297 —
$ — $ 7,741,844 $ 1,643,592
$ 158,689,357
$ 6,155,053 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 125,116,465 $ — $ — $ 125,116,465
Short-Term Securities
Money Market Funds ........................................ 33,572,892 — — 33,572,892
$ 158,689,357 $ — $ — $ 158,689,357

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
July 31, 2026
See notes to financial statements.
iShares
Core 30/70
Conservative
Allocation ETF
iShares
Core 40/60
Moderate Allocation
ETF
iShares
Core 60/40
Balanced Allocation
ETF
iShares
Core 80/20
Aggressive
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
........................................ $ 783,666,696  $ 1,744,726,973  $ 3,686,262,799  $ 3,189,481,295
Cash ............................................................. 20,101  35,808  39,788  33,961
Cash pledged:
Futures contracts ................................................... —  —  —  195,000
Receivables:
Investments sold ................................................... —  15,731  —  —
Securities lending income — affiliated ..................................... —  2,011  1,264  —
Capital shares sold .................................................. 1,579  —  8,042  —
Dividends — affiliated ................................................ 2,869  7,590  15,470  14,082
Variation margin on futures contracts ...................................... —  —  —  16,362
Total assets ........................................................
783,691,245  1,744,788,113  3,686,327,363  3,189,740,700
LIABILITIES
Collateral on securities loaned ............................................ —  —  36,888,646  —
Payables:
Capital shares redeemed .............................................. —  —  2,680  —
Investment advisory fees .............................................. 64,770  145,694  314,397  285,260
Total liabilities .......................................................
64,770  145,694  37,205,723  285,260
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 783,626,475  $ 1,744,642,419  $ 3,649,121,640  $ 3,189,455,440
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 811,158,947  $ 1,634,726,617  $ 3,189,976,090  $ 2,348,497,926
Accumulated earnings (loss) ............................................. (27,532,472) 109,915,802  459,145,550  840,957,514
NET ASSETS .......................................................
$ 783,626,475  $ 1,744,642,419  $ 3,649,121,640  $ 3,189,455,440
NET ASSET VALUE
Shares outstanding ................................................... 19,150,000  35,550,000  53,250,000  33,000,000
Net asset value ...................................................... $ 40.92  $ 49.08  $ 68.53  $ 96.65
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ —  $ —  $ 35,984,175  $ —
(b)
Investments, at cost — affiliated ......................................... $ 801,121,138  $ 1,620,171,562  $ 3,196,879,912  $ 2,329,952,928

Statements of Assets and Liabilities
(continued)
July 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
ASSETS
Investments, at value — affiliated
(a) (b)
...................................................................................... $ 158,689,357
Cash ........................................................................................................... 79
Receivables:
Securities lending income — affiliated ................................................................................... 34,095
Dividends — affiliated .............................................................................................. 489
Total assets ......................................................................................................
158,724,020
LIABILITIES
Collateral on securities loaned .......................................................................................... 33,456,237
Payables:
Investment advisory fees ............................................................................................ 26,555
Total liabilities .....................................................................................................
33,482,792
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 125,241,228
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 180,571,487
Accumulated loss .................................................................................................. (55,330,259)
NET ASSETS .....................................................................................................
$ 125,241,228
NET ASSET VALUE
Shares outstanding ................................................................................................. 5,650,000
Net asset value .................................................................................................... $ 22.17
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 32,693,615
(b)
Investments, at cost — affiliated ....................................................................................... $ 158,659,812

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2026
See notes to financial statements.
iShares
Core 30/70
Conservative
Allocation ETF
iShares
Core 40/60
Moderate Allocation
ETF
iShares
Core 60/40
Balanced Allocation
ETF
iShares
Core 80/20
Aggressive
Allocation ETF
INVESTMENT INCOME
Dividends — affiliated .............................................. $ 25,553,506  $ 55,266,796  $ 90,290,339  $ 67,562,162
Interest — unaffiliated .............................................. 699  486  972  10,389
Securities lending income — affiliated — net ............................... 25,925  65,337  103,250  99,238
Total investment income ..............................................
25,580,130  55,332,619  90,394,561  67,671,789
EXPENSES
Investment advisory ............................................... 1,090,384  2,520,321  4,778,173  4,241,386
Interest expense ................................................. —  1  1  1
Total expenses .................................................... 1,090,384  2,520,322  4,778,174  4,241,387
Less:
Investment advisory fees waived ....................................... (410,953) (910,779) (1,585,341) (1,291,604)
Total expenses after fees waived ........................................
679,431  1,609,543  3,192,833  2,949,783
Net investment income ...............................................
24,900,699  53,723,076  87,201,728  64,722,006
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................... 1,726,739  6,593,045  4,384,754  7,223,179
Futures contracts ............................................... —  —  —  330,110
In-kind redemptions — affiliated
(a)
.................................... 15,483,145  31,960,461  70,301,088  12,914,038
17,209,884  38,553,506  74,685,842  20,467,327
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................... 15,527,727  74,711,063  255,391,937  387,485,751
Futures contracts ............................................... —  —  —  (96,583)
15,527,727  74,711,063  255,391,937  387,389,168
Net realized and unrealized gain ........................................
32,737,611  113,264,569  330,077,779  407,856,495
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 57,638,310  $ 166,987,645  $ 417,279,507  $ 472,578,501
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended July 31, 2026
Statements of Operations
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
INVESTMENT INCOME
Dividends — affiliated .............................................................................................. $ 6,015,695
Interest — unaffiliated .............................................................................................. 86
Securities lending income — affiliated — net ............................................................................... 139,358
Total investment income ..............................................................................................
6,155,139
EXPENSES
Investment advisory ............................................................................................... 310,885
Total expenses .................................................................................................... 310,885
Net investment income ...............................................................................................
5,844,254
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................................................................... 6,807,596
In-kind redemptions — affiliated
(a)
.................................................................................... 934,248
7,741,844
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................................................................... 1,643,592
1,643,592
Net realized and unrealized gain ........................................................................................
9,385,436
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 15,229,690
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core 30/70 Conservative Allocation ETF
iShares
Core 40/60 Moderate Allocation ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 24,900,699  $ 21,931,451  $ 53,723,076  $ 47,301,968
Net realized gain ............................................. 17,209,884  15,517,234  38,553,506  22,821,469
Net change in unrealized appreciation (depreciation) ..................... 15,527,727  5,571,620  74,711,063  48,461,121
Net increase in net assets resulting from operations ........................
57,638,310  43,020,305  166,987,645  118,584,558
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(25,003,193) (21,809,776) (53,652,806) (47,067,327)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
121,819,084  29,458,141  102,591,715  71,120,360
NET ASSETS
Total increase in net assets ........................................ 154,454,201  50,668,670  215,926,554  142,637,591
Beginning of year ...............................................
629,172,274  578,503,604  1,528,715,865  1,386,078,274
End of year ...................................................
$ 783,626,475  $ 629,172,274  $ 1,744,642,419  $ 1,528,715,865
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Core 60/40 Balanced Allocation ETF
iShares
Core 80/20 Aggressive Allocation ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 87,201,728  $ 64,511,408  $ 64,722,006  $ 52,500,998
Net realized gain ............................................. 74,685,842  67,337,711  20,467,327  51,306,934
Net change in unrealized appreciation (depreciation) ..................... 255,391,937  103,196,484  387,389,168  166,162,255
Net increase in net assets resulting from operations ........................
417,279,507  235,045,603  472,578,501  269,970,187
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(86,985,727) (64,093,163) (64,574,709) (52,063,134)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
745,140,306  319,708,596  350,723,026  225,498,249
NET ASSETS
Total increase in net assets ........................................ 1,075,434,086  490,661,036  758,726,818  443,405,302
Beginning of year ...............................................
2,573,687,554  2,083,026,518  2,430,728,622  1,987,323,320
End of year ...................................................
$ 3,649,121,640  $ 2,573,687,554  $ 3,189,455,440  $ 2,430,728,622
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Morningstar Multi-Asset Income ETF
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 5,844,254  $ 5,702,129
Net realized gain ................................................................................ 7,741,844  1,448,267
Net change in unrealized appreciation (depreciation) ........................................................ 1,643,592  866,720
Net increase in net assets resulting from operations ...........................................................
15,229,690  8,017,116
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(5,824,508) (5,688,072)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........................................
1,955,623  (7,101,657)
NET ASSETS
Total increase (decrease) in net assets ................................................................... 11,360,805  (4,772,613)
Beginning of year ..................................................................................
113,880,423  118,653,036
End of year ......................................................................................
$ 125,241,228  $ 113,880,423
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core 30/70 Conservative Allocation ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 38.96  $ 37.57  $ 35.54  $ 35.74  $ 40.05
Net investment income
(a)
................................ 1 .39  1 .32  1 .15  0 .88  0 .68
Net realized and unrealized gain (loss)
(b)
......................
1 .95  1 .36  2 .00  ( 0 .21 ) ( 4 .32 )
Net increase (decrease) from investment operations ...............
3 .34  2 .68  3 .15  0 .67  ( 3 .64 )
Distributions from net investment income
(c)
...................... ( 1 .38 ) ( 1 .29 ) ( 1 .12 ) ( 0 .87 ) ( 0 .67 )
Net asset value, end of year ..............................
$ 40.92  $ 38.96  $ 37.57  $ 35.54  $ 35.74
Total Return
(d)
– – – – –
Based on net asset value .................................
8 .69% 7 .29% 9 .05% 1 .98% ( 9 .16 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .17%
Total expenses after fees waived ............................
0 .09% 0 .10% 0 .10% 0 .09% 0 .11%
Net investment income ...................................
3 .43% 3 .48% 3 .22% 2 .55% 1 .79%
Supplemental Data
Net assets, end of year (000) ...............................
$ 783,626  $ 629,172  $ 578,504  $ 678,881  $ 777,452
Portfolio turnover rate
(f)
...................................
6% 3% 4% 5% 2%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core 40/60 Moderate Allocation ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 45.77  $ 43.59  $ 40.77  $ 40.39  $ 45.30
Net investment income
(a)
................................ 1 .54  1 .43  1 .24  0 .96  0 .80
Net realized and unrealized gain (loss)
(b)
......................
3 .29  2 .16  2 .80  0 .39  ( 4 .91 )
Net increase (decrease) from investment operations ...............
4 .83  3 .59  4 .04  1 .35  ( 4 .11 )
Distributions from net investment income
(c)
...................... ( 1 .52 ) ( 1 .41 ) ( 1 .22 ) ( 0 .97 ) ( 0 .80 )
Net asset value, end of year ..............................
$ 49.08  $ 45.77  $ 43.59  $ 40.77  $ 40.39
Total Return
(d)
– – – – –
Based on net asset value .................................
10.65% 8 .38% 10.10% 3 .48% ( 9 .15 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .17%
Total expenses after fees waived ............................
0 .10% 0 .10% 0 .10% 0 .10% 0 .12%
Net investment income ...................................
3 .20% 3 .24% 3 .02% 2 .46% 1 .86%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,744,642  $ 1,528,716  $ 1,386,078  $ 1,339,421  $ 1,565,084
Portfolio turnover rate
(f)
...................................
8% 5% 6% 5% 2%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core 60/40 Balanced Allocation ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 61.42  $ 57.07  $ 52.18  $ 50.09  $ 56.25
Net investment income
(a)
................................ 1 .81  1 .65  1 .44  1 .13  1 .08
Net realized and unrealized gain (loss)
(b)
......................
7 .07  4 .30  4 .84  2 .04  ( 6 .19 )
Net increase (decrease) from investment operations ...............
8 .88  5 .95  6 .28  3 .17  ( 5 .11 )
Distributions from net investment income
(c)
...................... ( 1 .77 ) ( 1 .60 ) ( 1 .39 ) ( 1 .08 ) ( 1 .05 )
Net asset value, end of year ..............................
$ 68.53  $ 61.42  $ 57.07  $ 52.18  $ 50.09
Total Return
(d)
– – – – –
Based on net asset value .................................
14.58% 10.58% 12.24% 6 .51% ( 9 .18 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .17%
Total expenses after fees waived ............................
0 .10% 0 .10% 0 .10% 0 .10% 0 .12%
Net investment income ...................................
2 .74% 2 .82% 2 .70% 2 .30% 2 .01%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,649,122  $ 2,573,688  $ 2,083,027  $ 1,915,133  $ 1,983,438
Portfolio turnover rate
(f)
...................................
8% 5% 5% 6% 2%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

24
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core 80/20 Aggressive Allocation ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 83.39  $ 75.71  $ 67.69  $ 63.03  $ 70.93
Net investment income
(a)
................................ 2 .09  1 .89  1 .63  1 .29  1 .43
Net realized and unrealized gain (loss)
(b)
......................
13.23  7 .64  7 .99  4 .63  ( 7 .93 )
Net increase (decrease) from investment operations ...............
15.32  9 .53  9 .62  5 .92  ( 6 .50 )
Distributions from net investment income
(c)
...................... ( 2 .06 ) ( 1 .85 ) ( 1 .60 ) ( 1 .26 ) ( 1 .40 )
Net asset value, end of year ..............................
$ 96.65  $ 83.39  $ 75.71  $ 67.69  $ 63.03
Total Return
(d)
– – – – –
Based on net asset value .................................
18.53% 12.74% 14.43% 9 .57% ( 9 .24 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .17%
Total expenses after fees waived ............................
0 .10% 0 .11% 0 .11% 0 .11% 0 .12%
Net investment income ...................................
2 .29% 2 .42% 2 .35% 2 .08% 2 .11%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,189,455  $ 2,430,729  $ 1,987,323  $ 1,671,953  $ 1,493,900
Portfolio turnover rate
(f)
...................................
7% 5% 4% 5% 2%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

25
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Morningstar Multi-Asset Income ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .........................
$ 20.52  $ 20.11  $ 19.70  $ 20.47  $ 24.32
Net investment income
(a)
............................... 1 .02  1 .00  1 .16  1 .16  0 .78
Net realized and unrealized gain (loss)
(b)
.....................
1 .65  0 .41  0 .40  ( 0 .78 ) ( 3 .82 )
Net increase (decrease) from investment operations ..............
2 .67  1 .41  1 .56  0 .38  ( 3 .04 )
Distributions from net investment income
(c)
..................... ( 1 .02 ) ( 1 .00 ) ( 1 .15 ) ( 1 .15 ) ( 0 .81 )
Net asset value, end of year .............................
$ 22.17  $ 20.52  $ 20.11  $ 19.70  $ 20.47
Total Return
(d)
– – – – –
Based on net asset value ................................
13.24% 7 .20%
(e)
8 .32% 2 .14% (12.75) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........................
0 .25% 0 .25% 0 .25% 0 .24% 0 .25%
Net investment income ..................................
4 .70% 4 .93% 5 .91% 6 .00% 3 .44%
Supplemental Data
Net assets, end of year (000) ..............................
$ 125,241  $ 113,880  $ 118,653  $ 135,898  $ 176,041
Portfolio turnover rate
(g)
..................................
37% 35% 97% 70% 73%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return would have been 6.99%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
26
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
iShares ETF
Diversification
Classification
Core 30/70 Conservative Allocation ............................................................................................... Diversified
Core 40/60 Moderate Allocation ................................................................................................. Diversified
Core 60/40 Balanced Allocation .................................................................................................. Diversified
Core 80/20 Aggressive Allocation ................................................................................................ Diversified
Morningstar Multi-Asset Income ................................................................................................. Diversified

Notes to Financial Statements
( continued)
27
Notes to Financial Statements
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

Notes to Financial Statements
(continued)
28
2026
iShares Annual Financial Statements and Additional Information
connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Core 60/40 Balanced Allocation
J.P. Morgan Securities LLC ......................................... $ 35,984,175 $ (35,984,175) $ — $ —
$ 35,984,175 $ (35,984,175)
$ —
$ —
a
Morningstar Multi-Asset Income
Citigroup Global Markets, Inc. ........................................ 17,218,998 (17,218,998) — —
J.P. Morgan Securities LLC ......................................... 12,821,421 (12,821,421) — —
RBC Capital Markets LLC .......................................... 1,367,234 (1,367,234) — —
Virtu Americas LLC ............................................... 32,352 (32,352) — —
Wells Fargo Bank NA ............................................. 1,253,610 (1,253,610) — —
$ 32,693,615 $ (32,693,615)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
( continued)
29
Notes to Financial Statements
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares Core 30/70 Conservative Allocation, iShares Core 40/60 Moderate Allocation, iShares Core 60/40 Balanced Allocation and iShares Core 80/20
Aggressive Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2026, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Core 30/70 Conservative Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Core 40/60 Moderate Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core 60/40 Balanced Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core 80/20 Aggressive Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Morningstar Multi-Asset Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
iShares ETF Amounts Waived
Core 30/70 Conservative Allocation ..................................................................................................................................... $ 410,953
Core 40/60 Moderate Allocation ......................................................................................................................................... 910,779
Core 60/40 Balanced Allocation ......................................................................................................................................... 1,585,341
Core 80/20 Aggressive Allocation ....................................................................................................................................... 1,291,604

Notes to Financial Statements
(continued)
30
2026
iShares Annual Financial Statements and Additional Information
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. Purchases and Sales
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Core 30/70 Conservative Allocation .............................................................................................. $ 9,701
Core 40/60 Moderate Allocation ................................................................................................ 24,040
Core 60/40 Balanced Allocation ................................................................................................. 40,305
Core 80/20 Aggressive Allocation ............................................................................................... 39,377
Morningstar Multi-Asset Income ................................................................................................ 40,283
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core 30/70 Conservative Allocation ........................................................
$ —  $ 2,869,847  $ 5,578
Core 40/60 Moderate Allocation ..........................................................
—  5,871,711  243,480
Core 60/40 Balanced Allocation ...........................................................
609,033  3,377,316  (21,717)
Core 80/20 Aggressive Allocation .........................................................
11,510,645  —  —
iShares ETF Purchases Sales
Core 30/70 Conservative Allocation ........................................................................... $ 43,660,494  $ 43,685,582
Core 40/60 Moderate Allocation ............................................................................. 138,152,301  138,089,784
Core 60/40 Balanced Allocation .............................................................................. 257,998,143  257,546,927
Core 80/20 Aggressive Allocation ............................................................................ 185,970,789  185,564,315
Morningstar Multi-Asset Income ............................................................................. 46,248,857  46,265,758
iShares ETF In-kind Purchases In-kind Sales
Core 30/70 Conservative Allocation ........................................................................... $ 279,922,362  $ 158,332,190
Core 40/60 Moderate Allocation ............................................................................. 294,931,772  192,548,555
Core 60/40 Balanced Allocation .............................................................................. 1,041,516,121  297,516,220
Core 80/20 Aggressive Allocation ............................................................................ 382,493,183  32,381,302
Morningstar Multi-Asset Income ............................................................................. 19,237,692  17,288,710

Notes to Financial Statements
( continued)
31
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended July 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Core 30/70 Conservative Allocation ............................................................................. $ 15,483,145 $ (15,483,145)
Core 40/60 Moderate Allocation ............................................................................... 31,960,461 (31,960,461)
Core 60/40 Balanced Allocation ................................................................................ 70,301,088 (70,301,088)
Core 80/20 Aggressive Allocation .............................................................................. 12,914,024 (12,914,024)
Morningstar Multi-Asset Income ............................................................................... 934,248 (934,248)
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
Core 30/70 Conservative Allocation
Ordinary income ........................................................................................... $ 25,003,193 $ 21,809,776
Core 40/60 Moderate Allocation
Ordinary income ........................................................................................... $ 53,652,806 $ 47,067,327
Core 60/40 Balanced Allocation
Ordinary income ........................................................................................... $ 86,985,727 $ 64,093,163
Core 80/20 Aggressive Allocation
Ordinary income ........................................................................................... $ 64,574,709 $ 52,063,134
Morningstar Multi-Asset Income
Ordinary income ........................................................................................... $ 5,824,508 $ 5,688,072
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Core 30/70 Conservative Allocation .........................................
$ 19,181 $ (9,609,165) $ (17,942,488) $ (27,532,472)
Core 40/60 Moderate Allocation ...........................................
315,744 (13,500,045) 123,100,103 109,915,802
Core 60/40 Balanced Allocation ............................................
644,271 (26,589,421) 485,090,700 459,145,550
Core 80/20 Aggressive Allocation ..........................................
591,274 (16,746,301) 857,112,541 840,957,514
Morningstar Multi-Asset Income ...........................................
245,640 (55,512,540) (63,359) (55,330,259)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
iShares ETF Utilized
Core 30/70 Conservative Allocation ............................................................................................... $ 1,947,733
Core 40/60 Moderate Allocation ................................................................................................. 6,879,077
Core 60/40 Balanced Allocation .................................................................................................. 6,184,538
Core 80/20 Aggressive Allocation ................................................................................................ 8,355,075
Morningstar Multi-Asset Income ................................................................................................. 6,843,364

Notes to Financial Statements
(continued)
32
2026
iShares Annual Financial Statements and Additional Information
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core 30/70 Conservative Allocation .................................... $ 801,609,184  $ 52,351,190  $ (70,293,678) $ (17,942,488)
Core 40/60 Moderate Allocation ...................................... 1,621,626,870  245,102,695  (122,002,592) 123,100,103
Core 60/40 Balanced Allocation ....................................... 3,201,172,099  599,529,371  (114,438,671) 485,090,700
Core 80/20 Aggressive Allocation ..................................... 2,332,368,754  898,936,488  (41,823,947) 857,112,541
Morningstar Multi-Asset Income ...................................... 158,752,716  2,955,051  (3,018,410) (63,359)

Notes to Financial Statements
( continued)
33
Notes to Financial Statements
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
Core 30/70 Conservative Allocation
Shares sold ......................................................... 6,900,000  $ 280,310,708  9,000,000  $ 340,677,732
Shares redeemed ..................................................... (3,900,000) (158,491,624) (8,250,000) (311,219,591)
3,000,000  $ 121,819,084  750,000  $ 29,458,141
Core 40/60 Moderate Allocation
Shares sold ......................................................... 6,150,000  $ 295,332,548  6,200,000  $ 273,179,776
Shares redeemed ..................................................... (4,000,000) (192,740,833) (4,600,000) (202,059,416)
2,150,000  $ 102,591,715  1,600,000  $ 71,120,360
Core 60/40 Balanced Allocation
Shares sold ......................................................... 15,850,000  $ 1,043,109,047  13,250,000  $ 774,845,442
Shares redeemed ..................................................... (4,500,000) (297,968,741) (7,850,000) (455,136,846)
11,350,000  $ 745,140,306  5,400,000  $ 319,708,596
Core 80/20 Aggressive Allocation
Shares sold ......................................................... 4,200,000  $ 383,144,550  5,050,000  $ 394,825,839
Shares redeemed ..................................................... (350,000) (32,421,524) (2,150,000) (169,327,590)
3,850,000  $ 350,723,026  2,900,000  $ 225,498,249
Morningstar Multi-Asset Income
Shares sold ......................................................... 900,000  $ 19,254,530  600,000  $ 12,095,867
Shares redeemed ..................................................... (800,000) (17,298,907) (950,000) (19,197,524)
100,000  $ 1,955,623  (350,000) $ (7,101,657)

Report of Independent Registered Public Accounting Firm
34
2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Core 30/70 Conservative Allocation ETF
  iShares Core 40/60 Moderate Allocation ETF
  iShares Core 60/40 Balanced Allocation ETF
  iShares Core 80/20 Aggressive Allocation ETF
  iShares Morningstar Multi-Asset Income ETF

Important Tax Information
(unaudited)
35
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
iShares ETF
Qualified Dividend
Income
Core 30/70 Conservative Allocation ............................................................................................... $ 3,220,180
Core 40/60 Moderate Allocation ................................................................................................. 10,168,551
Core 60/40 Balanced Allocation .................................................................................................. 25,659,002
Core 80/20 Aggressive Allocation ................................................................................................ 31,335,266
Morningstar Multi-Asset Income ................................................................................................. 1,736,423
iShares ETF
Qualified Business
Income
Core 30/70 Conservative Allocation ............................................................................................... $ 73,649
Core 40/60 Moderate Allocation ................................................................................................. 234,357
Core 60/40 Balanced Allocation .................................................................................................. 583,957
Core 80/20 Aggressive Allocation ................................................................................................ 715,962
Morningstar Multi-Asset Income ................................................................................................. 224,035
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Core 30/70 Conservative Allocation .............................................................................
$ 3,712,457 $ 164,340
Core 40/60 Moderate Allocation ...............................................................................
9,795,343 510,667
Core 60/40 Balanced Allocation ................................................................................
20,895,437 1,306,355
Core 80/20 Aggressive Allocation ..............................................................................
22,362,838 1,572,684
Morningstar Multi-Asset Income ...............................................................................
2,067,631 75,476
iShares ETF
Federal Obligation
Interest
Core 30/70 Conservative Allocation ............................................................................................... $ 5,221,857
Core 40/60 Moderate Allocation ................................................................................................. 10,576,015
Core 60/40 Balanced Allocation .................................................................................................. 11,739,392
Core 80/20 Aggressive Allocation ................................................................................................ 5,511,874
Morningstar Multi-Asset Income ................................................................................................. 354,723
iShares ETF
Dividends-Received
Deduction
Core 30/70 Conservative Allocation ............................................................................................... 6.52%
Core 40/60 Moderate Allocation ................................................................................................. 9.51
Core 60/40 Balanced Allocation .................................................................................................. 15.82
Core 80/20 Aggressive Allocation ................................................................................................ 24.08
Morningstar Multi-Asset Income ................................................................................................. 12.37
iShares ETF Interest Dividends
Core 30/70 Conservative Allocation ................................................................................................ $ 17,279,512
Core 40/60 Moderate Allocation ................................................................................................. 34,914,786
Core 60/40 Balanced Allocation .................................................................................................. 39,042,606
Core 80/20 Aggressive Allocation ................................................................................................ 18,138,385
Morningstar Multi-Asset Income ................................................................................................. 3,744,222

Important Tax Information
(unaudited) (continued)
36
2026
iShares Annual Financial Statements and Additional Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF
Interest-Related
Dividends
Core 30/70 Conservative Allocation ............................................................................................... $ 13,031,893
Core 40/60 Moderate Allocation ................................................................................................. 26,383,940
Core 60/40 Balanced Allocation .................................................................................................. 29,287,162
Core 80/20 Aggressive Allocation ................................................................................................ 13,719,206
Morningstar Multi-Asset Income ................................................................................................. 2,518,826

Additional Information
37
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
38
2026
iShares Annual Financial Statements and Additional Information
iShares Core 30/70 Conservative Allocation ETF, iShares Core 40/60 Moderate Allocation ETF, iShares Core 60/40 Balanced Allocation ETF, iShares Core 80/20
Aggressive Allocation ETF, iShares Morningstar Multi-Asset Income ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
39
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
40
2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
41
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices
LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Core MSCI EAFE ETF | IEFA | Cboe BZX Exchange
iShares Core MSCI Europe ETF | IEUR | NYSE Arca
iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca
iShares Core MSCI Pacific ETF | IPAC | NYSE Arca
iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

Page
2

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  7 .1%
4DMedical Ltd.
(a) (b)
........................ 5,144,678 $ 13,085,351
Abacus Group
(a)
.......................... 3,846,195 2,559,161
AGL Energy Ltd. ......................... 4,499,814 26,183,648
Alkane Resources Ltd.
(b)
.................... 6,830,926 6,369,113
Alpha HPA Ltd.
(a) (b)
........................ 1,265,376 434,365
ALS Ltd. ............................... 3,702,249 55,878,904
Alurion Resources Ltd.
(b)
.................... 272,972 172,869
Amotiv Ltd. ............................. 1,101,838 5,437,647
AMP Ltd. .............................. 18,614,473 28,047,879
Ampol Ltd. ............................. 1,782,444 50,290,164
Ansell Ltd. ............................. 1,108,106 25,448,503
ANZ Group Holdings Ltd. ................... 22,370,194 584,646,588
APA Group ............................. 9,798,994 70,096,207
Arafura Rare Earths Ltd.
(a) (b)
.................. 40,753,503 5,129,373
ARB Corp. Ltd. .......................... 625,724 8,662,677
Arena REIT ............................. 2,770,966 6,189,460
Aristocrat Leisure Ltd. ...................... 3,995,553 179,580,309
ASX Ltd. .............................. 1,450,377 55,946,437
Atlas Arteria Ltd. ......................... 5,710,845 20,168,914
AUB Group Ltd. .......................... 919,638 17,920,147
Aurizon Holdings Ltd. ...................... 12,223,165 35,945,404
Aussie Broadband Ltd.
(a)
.................... 1,875,660 6,255,924
Austal Ltd.
(b)
............................ 2,827,554 7,131,031
Bank of Queensland Ltd. .................... 5,208,666 24,261,236
Beach Energy Ltd. ........................ 11,501,904 7,396,917
Bega Cheese Ltd. ........................ 2,246,095 9,586,589
Bellevue Gold Ltd.
(b)
....................... 10,756,934 9,418,475
Bendigo & Adelaide Bank Ltd. ................ 4,136,515 33,254,982
BHP Group Ltd. .......................... 37,632,077 1,586,212,976
BlueScope Steel Ltd. ...................... 3,192,787 73,230,601
Brambles Ltd. ........................... 10,013,997 137,469,131
Bravura Solutions Ltd.
(a)
.................... 1,660,131 2,964,544
Brazilian Rare Earths Ltd.
(b)
.................. 488,818 1,287,718
Breville Group Ltd.
(a)
....................... 774,404 17,803,643
BWP Property Group Ltd. ................... 4,486,285 12,241,737
Capricorn Metals Ltd. ...................... 2,987,989 26,486,890
CAR Group Ltd. .......................... 2,762,889 50,447,254
Catalyst Metals Ltd.
(a) (b)
..................... 1,740,172 6,568,132
Catapult Sports Ltd.
(a) (b)
..................... 1,613,302 3,802,715
Centuria Capital Group ..................... 5,004,385 5,132,819
Centuria Industrial REIT .................... 4,305,638 9,094,233
Challenger Ltd. .......................... 3,890,422 26,734,764
Champion Iron Ltd. ....................... 2,918,514 6,939,793
Charter Hall Group ........................ 3,421,599 55,948,811
Charter Hall Long Wale REIT ................. 5,177,364 13,842,387
Charter Hall Retail REIT .................... 3,618,252 10,226,915
Charter Hall Social Infrastructure REIT .......... 621,064 1,123,120
Clarity Pharmaceuticals Ltd.
(a) (b)
............... 2,293,033 3,801,221
Cleanaway Waste Management Ltd. ............ 16,070,964 26,391,671
Cochlear Ltd. ........................... 485,242 40,667,392
Codan Ltd. ............................. 893,142 25,085,506
Coles Group Ltd. ......................... 9,853,542 166,455,632
Collins Foods Ltd. ........................ 750,596 4,324,066
Commonwealth Bank of Australia .............. 12,414,903 1,551,922,611
Computershare Ltd. ....................... 3,856,092 110,797,403
Corporate Travel Management Ltd.
(b) (c)
........... 849,006 298,701
Cromwell Property Group ................... 15,588,641 4,720,166
CSL Ltd. ............................... 3,594,680 310,796,926
Data#3 Ltd. ............................. 821,888 5,638,446
Deep Yellow Ltd.
(b)
........................ 7,061,460 6,522,784
Deterra Royalties Ltd. ...................... 3,518,375 10,710,558
Develop Global Ltd.
(a) (b)
..................... 1,882,809 6,395,861
Security Shares Value
a
Australia (continued)
Dexus ................................ 7,737,466 $ 32,494,471
Dexus Industria REIT ...................... 540,746 936,200
Dicker Data Ltd. .......................... 728,000 6,408,089
DigiCo Infrastructure REIT ................... 2,786,459 4,960,581
Domino's Pizza Enterprises Ltd. ............... 488,706 6,360,482
Downer EDI Ltd. ......................... 4,891,649 26,612,507
DroneShield Ltd.
(a) (b)
....................... 6,803,346 8,104,354
Dyno Nobel Ltd. .......................... 13,217,328 34,985,154
Eagers Automotive Ltd. ..................... 1,194,503 19,638,508
Elders Ltd. ............................. 1,480,715 5,842,779
Electro Optic Systems Holdings Ltd.
(b)
........... 1,165,851 5,481,958
Elevra Lithium Ltd.
(a) (b)
...................... 1,273,259 6,661,593
Elsight Ltd.
(b)
............................ 1,300,858 5,123,457
Emerald Resources NL
(b)
.................... 4,014,950 15,065,437
Endeavour Group Ltd. ..................... 10,796,297 26,350,784
EQ Resources Ltd.
(b)
...................... 17,949,002 3,214,233
Evolution Mining Ltd. ...................... 14,901,374 118,157,869
EVT Ltd. ............................... 734,198 6,598,084
Firefinch Ltd.
(a) (b) (c)
........................ 5,815,203 41
FireFly Metals Ltd.
(b)
....................... 5,186,332 6,320,113
Flight Centre Travel Group Ltd.
(a)
.............. 1,293,494 11,955,036
Fortescue Ltd. ........................... 12,107,888 157,115,033
Genesis Minerals Ltd.
(a) (b)
................... 7,959,543 31,885,843
GenusPlus Group Ltd. ..................... 519,100 3,189,272
Goodman Group ......................... 14,782,889 307,763,746
GPT Group (The) ......................... 13,970,745 50,320,973
GrainCorp Ltd. , Class A .................... 1,672,567 6,562,447
Growthpoint Properties Australia Ltd. ............ 949,868 1,487,495
Guzman y Gomez Ltd.
(a)
.................... 343,397 5,983,576
Hansen Technologies Ltd. ................... 835,447 2,490,636
Harvey Norman Holdings Ltd. ................ 4,092,166 14,093,835
Helia Group Ltd. ......................... 2,647,479 9,312,035
HMC Capital Ltd. ......................... 2,009,683 4,058,926
HomeCo Daily Needs REIT .................. 12,772,132 11,348,391
HUB24 Ltd. ............................. 622,254 37,052,580
IDP Education Ltd. ........................ 2,130,057 3,436,884
IGO Ltd.
(b)
.............................. 4,898,481 23,575,509
Iluka Resources Ltd. ....................... 3,206,214 13,557,069
Imdex Ltd. ............................. 3,404,153 8,793,884
Ingenia Communities Group ................. 2,689,374 8,204,321
Inghams Group Ltd. ....................... 2,601,599 4,111,005
Insurance Australia Group Ltd. ................ 17,478,662 104,141,148
IperionX Ltd.
(a) (b)
.......................... 2,187,403 4,654,958
IPH Ltd. ............................... 1,966,144 5,745,044
IRESS Ltd. ............................. 1,347,391 6,457,683
JB Hi-Fi Ltd. ............................ 812,881 46,762,671
Judo Capital Holdings Ltd.
(b)
.................. 7,028,839 4,776,565
Karoon Energy Ltd. ....................... 5,966,169 7,395,694
Kelsian Group Ltd. ........................ 1,182,553 3,679,391
Kingsgate Consolidated Ltd. ................. 1,796,882 5,081,691
L1 Group Ltd. ........................... 2,884,659 2,085,825
Lendlease Corp. Ltd. ...................... 4,635,245 9,829,974
Lindian Resources Ltd.
(b)
.................... 8,106,843 4,410,742
Liontown Ltd.
(a) (b)
......................... 15,240,584 10,308,523
Lottery Corp. Ltd. (The) ..................... 16,443,431 64,425,113
Lovisa Holdings Ltd. ....................... 486,170 8,103,689
Lynas Rare Earths Ltd.
(b)
.................... 6,694,741 65,707,338
MA Financial Group Ltd. .................... 547,275 2,189,090
Maas Group Holdings Ltd.
(a)
.................. 867,619 3,029,462
Macmahon Holdings Ltd. .................... 8,441,969 5,471,842
Macquarie Group Ltd. ...................... 2,687,310 477,047,758
Macquarie Technology Group Ltd.
(b)
............ 24,822 1,052,459
Magellan Financial Group Ltd. ................ 1,269,679 8,498,045
McMillan Shakespeare Ltd.
(a)
................. 577,064 7,912,953

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Australia (continued)
Medibank Pvt Ltd. ........................ 20,502,697 $ 74,316,980
Megaport Ltd.
(b)
.......................... 1,751,716 22,389,684
Mesoblast Ltd.
(a) (b)
........................ 6,881,326 9,875,063
Metals X Ltd.
(b)
.......................... 4,158,624 4,598,559
Metcash Ltd. ............................ 8,160,531 17,424,390
Mineral Resources Ltd.
(a) (b)
................... 1,297,084 52,716,123
Minerals 260 Ltd.
(a) (b)
....................... 11,953,769 4,919,623
Mirvac Group ........................... 28,905,919 36,252,987
Monadelphous Group Ltd. ................... 745,140 15,256,052
Nanosonics Ltd.
(a) (b)
....................... 1,820,670 4,018,524
National Australia Bank Ltd. .................. 22,744,389 658,585,640
Netwealth Group Ltd. ...................... 981,007 14,807,730
Neuren Pharmaceuticals Ltd.
(a) (b)
............... 862,888 10,876,654
New Hope Corp. Ltd. ...................... 3,974,772 14,515,644
NEXTDC Ltd.
(a) (b)
......................... 5,709,237 53,698,780
nib holdings Ltd. ......................... 3,667,151 19,296,654
Nick Scali Ltd. ........................... 541,107 6,002,250
Nickel Industries Ltd.
(b)
..................... 14,376,912 8,191,618
Nine Entertainment Co. Holdings Ltd. ........... 10,884,865 7,318,176
Northern Star Resources Ltd. ................. 10,051,794 139,305,811
NRW Holdings Ltd. ....................... 3,143,482 15,399,768
Nufarm Ltd.
(b)
........................... 2,303,540 4,842,823
Objective Corp. Ltd.
(a)
...................... 41,391 205,103
Ora Banda Mining Ltd.
(b)
.................... 9,998,104 7,964,353
Orica Ltd. .............................. 3,491,101 57,029,308
Origin Energy Ltd. ........................ 12,618,718 95,200,898
Orora Ltd. .............................. 10,146,983 10,358,128
Paladin Energy Ltd.
(b)
...................... 3,435,254 22,709,293
Pantoro Gold Ltd.
(b)
....................... 2,615,255 3,748,798
Perenti Ltd. ............................. 5,486,768 8,141,679
Perpetual Ltd. ........................... 806,043 10,708,043
Perseus Mining Ltd. ....................... 10,503,190 35,955,275
PEXA Group Ltd.
(a) (b)
....................... 1,058,888 5,500,314
Pinnacle Investment Management Group Ltd. ...... 1,353,483 15,105,960
PLS Group Ltd.
(a) (b)
........................ 23,282,684 67,650,835
Predictive Discovery Ltd.
(b)
................... 25,066,188 11,625,397
Premier Investments Ltd. ................... 785,295 7,530,727
Pro Medicus Ltd. ......................... 425,825 48,441,374
PWR Holdings Ltd.
(a)
...................... 602,179 4,203,335
PYC Therapeutics Ltd.
(b)
.................... 332,892 398,207
Qantas Airways Ltd. ....................... 5,466,644 38,042,463
QBE Insurance Group Ltd. .................. 11,023,525 191,200,436
Ramelius Resources Ltd. ................... 14,099,652 30,323,178
Ramsay Health Care Ltd. ................... 1,391,676 43,250,170
REA Group Ltd. .......................... 396,067 44,729,605
Reece Ltd.
(a)
............................ 1,538,320 17,272,321
Region Group ........................... 8,748,826 14,626,741
Regis Healthcare Ltd. ...................... 1,398,965 6,119,139
Regis Resources Ltd. ...................... 5,679,237 24,336,684
Reliance Worldwide Corp. Ltd. ................ 6,083,119 14,961,734
Resolute Mining Ltd.
(b)
..................... 15,323,908 10,026,327
Rio Tinto Ltd. ........................... 2,800,709 333,793,195
Sandfire Resources Ltd.
(b)
................... 3,651,605 48,337,667
Santos Ltd. ............................. 24,244,913 134,650,154
Scentre Group ........................... 38,082,241 104,555,369
SEEK Ltd. ............................. 2,610,542 26,934,770
Service Stream Ltd. ....................... 2,824,130 4,827,063
SGH Ltd. .............................. 1,477,026 45,678,087
Sigma Healthcare Ltd. ..................... 39,055,103 80,531,440
Silex Systems Ltd.
(a) (b)
...................... 1,664,875 5,338,946
Sims Ltd. .............................. 1,207,911 21,575,220
SiteMinder Ltd.
(b)
......................... 1,736,246 4,092,637
SmartGroup Corp. Ltd. ..................... 819,126 7,376,322
Sonic Healthcare Ltd. ...................... 3,352,363 51,306,228
Security Shares Value
a
Australia (continued)
South32 Ltd. ............................ 32,976,645 $ 105,132,942
SRG Global Ltd. ......................... 3,939,052 9,269,105
Stanmore Resources Ltd. ................... 2,316,370 3,751,539
Steadfast Group Ltd. ...................... 7,784,148 27,818,604
Stockland .............................. 17,689,660 52,951,690
Storage King Group ....................... 3,845,594 3,479,058
Suncorp Group Ltd. ....................... 8,038,085 108,150,376
Sunrise Energy Metals Ltd.
(b)
................. 547,531 5,522,081
Super Retail Group Ltd. .................... 1,171,436 10,925,584
Superloop Ltd.
(b)
......................... 3,146,191 7,051,416
Tabcorp Holdings Ltd. ...................... 16,602,343 10,402,762
Tasmea Ltd.
(a)
........................... 468,754 2,757,857
Technology One Ltd. ...................... 2,206,564 48,126,510
Telix Pharmaceuticals Ltd.
(a) (b)
................ 2,066,895 20,536,202
Telstra Group Ltd. ........................ 30,091,475 106,234,142
Temple & Webster Group Ltd.
(b)
............... 736,427 2,851,958
TPG Telecom Ltd. ........................ 3,703,435 9,297,753
Transurban Group ........................ 23,111,908 240,011,632
Treasury Wine Estates Ltd.
(a)
................. 5,996,337 20,738,733
Tuas Ltd.
(b)
............................. 2,549,834 3,851,583
Vault Minerals Ltd. ........................ 7,747,842 25,966,296
Ventia Services Group Pty Ltd. ................ 6,349,766 25,896,337
Vicinity Ltd. ............................. 28,254,946 53,100,818
Virgin Australia Holdings Ltd.
(a) (b)
............... 824,038 1,605,319
Viva Energy Group Ltd.
(d)
................... 8,405,980 16,900,917
Vulcan Energy Resources Ltd.
(a) (b)
.............. 2,519,323 4,497,350
Vulcan Steel Ltd.
(a)
........................ 552,495 2,041,006
WA1 Resources Ltd.
(b)
..................... 341,405 2,599,857
Washington H Soul Pattinson & Co. Ltd. ......... 2,486,687 80,704,993
Waypoint REIT Ltd. ....................... 4,733,070 8,274,572
WEB Travel Group Ltd.
(a) (b)
................... 2,867,697 6,852,343
Wesfarmers Ltd. ......................... 8,397,089 525,954,461
West African Resources Ltd.
(b)
................ 7,917,480 15,778,877
Westgold Resources Ltd. ................... 7,151,905 23,839,900
Westpac Banking Corp. .................... 25,364,091 672,586,415
Whitehaven Coal Ltd. ...................... 6,102,838 30,139,167
WiseTech Global Ltd. ...................... 1,450,368 37,383,138
Woodside Energy Group Ltd. ................. 14,208,231 332,542,598
Woolworths Group Ltd. ..................... 9,030,431 251,999,692
Worley Ltd. ............................. 3,598,871 26,712,370
Xero Ltd.
(b)
............................. 1,248,276 62,320,221
Yancoal Australia Ltd. ...................... 2,996,594 11,807,512
Zip Co. Ltd.
(a) (b)
.......................... 9,507,088 17,020,838
13,478,327,229
a
Austria  —  0 .4%
ANDRITZ AG ........................... 496,380 46,757,888
AT&S Austria Technologie & Systemtechnik AG
(b)
... 187,849 28,767,428
BAWAG Group AG
(d)
....................... 569,197 115,430,608
CA Immobilien Anlagen AG .................. 343,837 9,575,368
CPI Europe AG
(a) (b)
........................ 300,321 5,387,699
DO & CO AG ........................... 54,397 12,701,989
Erste Group Bank AG ...................... 2,281,517 298,246,920
EVN AG ............................... 264,055 8,946,728
Lenzing AG
(a) (b)
.......................... 150,444 4,087,734
Oesterreichische Post AG
(a)
.................. 241,456 9,072,247
OMV AG .............................. 1,034,857 75,674,073
Palfinger AG ............................ 38,258 1,293,426
Porr AG ............................... 58,374 2,535,210
Raiffeisen Bank International AG .............. 966,096 66,330,748
UNIQA Insurance Group AG ................. 987,767 20,556,990
Verbund AG
(a)
........................... 501,305 34,409,091
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 299,754 24,564,732
voestalpine AG .......................... 779,415 40,599,891

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Austria (continued)
Wienerberger AG , Bearer ................... 836,112 $ 20,578,712
825,517,482
a
Belgium  —  1 .2%
Ackermans & van Haaren N.V. ................ 165,996 51,518,201
Aedifica SA ............................. 647,844 52,387,423
Ageas SA/N.V. .......................... 1,104,541 91,408,601
Anheuser-Busch InBev SA/N.V. ............... 6,646,502 577,275,062
Argenx SE
(b)
............................ 459,544 393,598,056
Azelis Group N.V. ........................ 1,644,426 21,474,582
Barco N.V. ............................. 514,712 4,663,598
Bekaert SA ............................. 289,080 13,285,135
CMB Tech N.V. .......................... 798,544 13,047,629
Colruyt Group N.V.
(a)
....................... 321,432 14,409,949
Deme Group N.V. ........................ 56,762 10,829,066
D'ieteren Group .......................... 158,037 32,619,636
Elia Group SA/N.V. , Class B ................. 324,644 46,516,522
Fagron ................................ 563,268 15,045,267
Financiere de Tubize SA .................... 136,441 30,514,663
Gimv N.V. .............................. 31,510 1,622,560
Groupe Bruxelles Lambert N.V. ............... 593,801 53,558,945
KBC Ancora ............................ 317,957 32,487,841
KBC Group N.V. ......................... 1,689,570 243,059,364
Kinepolis Group N.V. ...................... 118,290 5,516,243
Lakefront Biotherapeutics N.V.
(a) (b)
.............. 320,356 8,788,049
Lotus Bakeries N.V. ....................... 2,924 37,503,819
Melexis N.V. ............................ 152,783 11,997,146
Montea N.V. ............................ 119,968 9,402,377
Proximus SADP .......................... 973,599 7,213,383
Recticel SA
(a)
........................... 179,726 2,567,944
Retail Estates N.V. ........................ 74,373 5,654,378
Shurgard Self Storage Ltd. .................. 194,776 5,691,061
Sofina SA .............................. 119,584 33,888,310
Solvay SA , Class A ....................... 549,887 16,853,726
Syensqo SA ............................ 527,350 46,911,582
Tessenderlo Group SA ..................... 257,399 6,338,417
UCB SA ............................... 909,442 233,438,677
Umicore SA ............................ 1,679,605 41,922,722
Vastned N.V. ............................ 143,951 4,934,353
VGP N.V. .............................. 108,136 10,536,636
Warehouses De Pauw CVA .................. 1,441,089 37,086,365
Xior Student Housing N.V. ................... 232,817 7,409,244
2,232,976,532
a
Bermuda  —  0 .0%
AutoStore Holdings Ltd.
(a) (b) (d)
................. 8,784,310 11,210,350
Conduit Holdings Ltd. ...................... 1,144,567 6,671,706
17,882,056
a
China  —  0 .0%
HBM Holdings Ltd.
(b) (d)
...................... 4,362,000 6,774,327
Mobvista, Inc.
(b) (d)
......................... 4,318,000 6,161,525
United Energy Group Ltd.
(a) (b)
................. 99,446,000 4,586,301
17,522,153
a
Denmark  —  1 .7%
AL Sydbank ............................ 491,263 47,305,595
ALK-Abello A.S. .......................... 996,771 34,091,945
Alm Brand A.S. .......................... 6,105,789 16,041,590
Ambu A.S. , Class B
(a)
...................... 1,400,599 15,654,516
AP Moller - Maersk A.S. , Class A .............. 18,373 47,902,453
AP Moller - Maersk A.S. , Class B , NVS
(a)
......... 25,256 67,815,594
Bavarian Nordic A.S.
(b)
..................... 580,972 15,925,491
Carlsberg A.S. , Class B .................... 675,214 99,428,403
Chemometec A.S. ........................ 120,787 8,061,654
Security Shares Value
a
Denmark (continued)
Coloplast A.S. , Class B ..................... 890,234 $ 58,870,925
D/S Norden A.S. ......................... 165,849 8,636,270
Danske Bank A.S. ........................ 4,629,797 266,443,254
Demant A.S.
(a) (b)
.......................... 672,678 29,116,117
Dfds A.S.
(b)
............................. 254,225 4,876,414
DSV A.S. .............................. 1,431,665 309,412,708
FLSmidth & Co. A.S. ...................... 301,850 22,651,720
Genmab A.S.
(b)
.......................... 457,025 131,549,351
GN Store Nord A.S.
(a) (b)
..................... 1,001,892 15,115,341
Gubra A.S.
(a) (b)
........................... 39,540 2,362,642
H Lundbeck A.S. ......................... 1,951,494 12,485,342
ISS A.S. ............................... 1,002,627 44,437,751
Jyske Bank A.S. , Registered ................. 306,187 48,599,591
Matas A.S.
(a)
............................ 364,782 5,083,233
Netcompany Group A.S.
(a) (b) (d)
................. 305,745 15,259,056
NKT A.S.
(b)
............................. 396,025 54,052,440
Novo Nordisk A.S. , Class B .................. 23,885,810 1,129,836,427
Novonesis Novozymes B ................... 2,599,875 169,260,606
NTG Nordic Transport Group A.S.
(b)
............ 74,903 2,940,332
Orsted A.S.
(b) (d)
.......................... 3,501,038 78,056,866
Pandora A.S. ........................... 555,906 69,615,282
Per Aarsleff Holding A.S. .................... 167,274 18,631,208
Ringkjoebing Landbobank A.S. ................ 202,327 54,366,925
ROCKWOOL A.S. , Class B .................. 700,667 22,387,032
Royal Unibrew A.S. ....................... 358,175 26,868,878
Scandinavian Tobacco Group A.S.
(d)
............ 438,526 4,867,973
Schouw & Co. A.S. ........................ 98,211 9,395,849
TORM PLC , Class A ....................... 427,349 13,047,264
Tryg A.S. .............................. 2,214,381 52,696,942
Vestas Wind Systems A.S. .................. 7,145,713 192,344,424
Zealand Pharma A.S.
(b)
..................... 477,925 22,466,906
3,247,962,310
a
Finland  —  0 .9%
Bittium OYJ ............................ 190,676 6,274,339
Elisa OYJ .............................. 1,066,841 43,024,408
Finnair OYJ
(b)
........................... 288,202 1,600,605
Fortum OYJ ............................ 3,250,877 73,904,647
Harvia OYJ
(a)
............................ 12,150 579,656
Hiab OYJ , Class B ........................ 289,310 19,660,726
Huhtamaki OYJ .......................... 761,811 27,168,500
Kalmar OYJ , Class B ...................... 290,339 12,911,012
Kemira OYJ ............................ 849,851 16,680,763
Kempower OYJ
(a) (b)
........................ 130,352 1,546,107
Kesko OYJ , Class B ....................... 2,026,001 50,482,523
Kone OYJ , Class B ....................... 2,462,007 142,050,297
Konecranes OYJ ......................... 1,450,213 45,240,503
Lumo Kodit OYJ ......................... 1,136,915 10,328,166
Mandatum OYJ .......................... 3,135,879 21,484,463
Metsa Board OYJ , Class B
(a) (b)
................ 1,396,885 4,736,179
Metso OYJ ............................. 4,800,251 89,852,096
Neste OYJ ............................. 3,142,171 111,353,448
Nokia OYJ ............................. 37,230,872 344,122,374
Nokian Renkaat OYJ
(a)
..................... 918,983 16,172,215
Orion OYJ , Class B ....................... 821,583 76,807,460
Outokumpu OYJ ......................... 2,714,122 16,345,080
Puuilo OYJ ............................. 260,721 5,146,321
QT Group OYJ
(a) (b)
........................ 137,775 3,998,091
Revenio Group OYJ
(b)
...................... 143,681 2,024,680
Sampo OYJ , Class A ...................... 17,571,779 194,550,257
Stora Enso OYJ , Class R ................... 4,240,214 48,760,608
Tieto OYJ .............................. 755,488 16,170,647
Tokmanni Group Corp.
(a)
.................... 279,121 2,352,403
UPM-Kymmene OYJ ...................... 3,914,830 106,506,014
Valmet OYJ ............................ 1,098,976 33,137,240

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Finland (continued)
Wartsila OYJ Abp ......................... 3,609,664 $ 122,411,942
YIT OYJ
(b)
.............................. 1,283,517 4,337,336
1,671,721,106
a
France  —  9 .1%
2CRSI SACA
(a) (b)
......................... 54,865 1,646,778
Abivax SA
(a) (b)
........................... 449,781 55,820,717
Accor SA .............................. 1,339,544 69,664,331
Aeroports de Paris SA
(a)
.................... 263,722 36,553,334
Air France-KLM , NVS
(a) (b)
.................... 891,958 12,458,033
Air Liquide SA ........................... 4,695,337 925,021,142
Airbus SE .............................. 4,396,183 1,032,041,294
Alstom SA
(b)
............................ 2,537,322 47,006,234
Altarea SCA ............................ 21,969 2,556,839
Alten SA ............................... 211,620 18,403,152
Amundi SA
(d)
............................ 445,808 48,713,210
Antin Infrastructure Partners SA
(a)
.............. 231,666 2,336,414
APERAM SA ............................ 339,866 17,952,674
ArcelorMittal SA .......................... 3,151,378 222,604,928
Arkema SA ............................. 405,784 27,639,005
Assystem SA ........................... 45,122 2,184,621
Aubay ................................ 3,120 199,368
AXA SA ............................... 11,889,895 616,248,516
Ayvens SA
(d)
............................ 2,509,642 33,824,249
Beneteau SACA
(a)
........................ 212,530 1,477,848
BioMerieux ............................. 304,380 24,261,519
BNP Paribas SA ......................... 7,328,024 931,161,745
Bollore SE ............................. 4,946,227 22,089,323
Bouygues SA ........................... 1,515,554 85,370,780
Bureau Veritas SA ........................ 2,456,246 78,575,375
Canal+ SA ............................. 4,962,359 17,652,892
Capgemini SE ........................... 1,106,400 131,507,491
Carmila SA ............................. 425,517 8,309,060
Carrefour SA ............................ 4,187,006 76,839,838
Cie de Saint-Gobain SA .................... 3,249,463 305,407,546
Cie des Alpes ........................... 21,226 500,095
Cie Generale des Etablissements Michelin SCA .... 4,691,567 189,635,273
Coface SA ............................. 800,713 14,614,627
Covivio SA ............................. 379,048 23,139,771
Credit Agricole SA ........................ 7,215,028 161,223,083
Danone SA ............................. 4,675,147 363,661,386
Dassault Aviation SA ...................... 142,719 49,302,236
Dassault Systemes SE ..................... 4,887,086 113,698,038
DBV Technologies SA
(b)
.................... 653,086 1,769,799
Derichebourg SA ......................... 865,277 9,315,591
Edenred SE ............................ 1,712,642 56,388,337
Eiffage SA ............................. 497,844 70,758,346
Elior Group SA
(a) (d)
........................ 878,852 2,152,972
Elis SA ................................ 1,257,105 36,058,668
Emeis SA
(b)
............................. 526,371 8,884,889
Engie SA .............................. 13,142,186 409,656,490
Equasens .............................. 34,522 1,304,151
Eramet SA
(a) (b)
........................... 64,220 3,205,749
EssilorLuxottica SA ....................... 2,218,250 419,963,050
Etablissements Maurel et Prom SA ............. 447,382 4,208,290
Eurazeo SE ............................ 275,260 15,135,311
Eurofins Scientific SE ...................... 869,637 68,580,218
Euronext N.V.
(d)
.......................... 582,235 106,459,255
Eutelsat Communications SACA
(a) (b)
............ 2,292,786 5,423,268
Exail Technologies SA , NVS
(a) (b)
............... 73,158 10,536,508
Exosens SAS ........................... 221,060 14,666,382
FDJ UNITED
(a)
.......................... 805,196 20,373,052
Fnac Darty SA ........................... 130,347 5,194,651
Forvia SE
(b)
............................. 1,163,042 12,015,328
Gaztransport Et Technigaz SA ................ 276,452 62,483,455
Security Shares Value
a
France (continued)
Gecina SA ............................. 325,378 $ 28,188,439
Getlink SE ............................. 2,347,669 50,082,198
Hermes International SCA ................... 191,641 339,563,589
ICADE ................................ 222,904 4,972,534
ID Logistics Group SACA
(b)
.................. 20,686 8,616,911
Imerys SA .............................. 257,582 7,013,490
Interparfums SA .......................... 180,499 5,123,713
Ipsen SA .............................. 269,114 51,999,668
IPSOS SA ............................. 263,337 10,879,703
JCDecaux SE ........................... 465,344 12,190,673
Kaufman & Broad SA ...................... 100,840 2,952,922
Kering SA .............................. 533,287 176,023,817
Klepierre SA ............................ 1,573,671 71,477,759
Legrand SA ............................ 1,896,606 288,339,530
LISI SA ............................... 144,615 10,621,193
L'Oreal SA ............................. 1,768,984 787,896,993
Louis Hachette Group , NVS .................. 5,068,705 10,300,028
LVMH Moet Hennessy Louis Vuitton SE .......... 1,840,798 1,010,846,561
Medincell SA , NVS
(a) (b)
..................... 115,990 3,487,825
Mercialys SA ............................ 686,188 9,511,938
Mersen SA ............................. 202,958 8,742,574
Metropole Television SA .................... 270,454 3,783,540
Nanobiotix SA
(a) (b)
......................... 228,991 8,904,135
Nexans SA ............................. 267,601 40,761,343
Nexity SA
(a) (b)
............................ 359,905 2,939,557
Opmobility ............................. 457,431 6,792,770
Orange SA ............................. 13,302,771 254,185,260
Pernod Ricard SA ........................ 1,440,988 112,300,935
Peugeot Invest SA ........................ 45,451 2,972,697
Pierre Et Vacances SA , NVS
(b)
................ 925,364 2,003,366
Pluxee N.V. , NVS
(a)
....................... 648,717 10,649,970
Publicis Groupe SA ....................... 1,661,600 177,343,412
Remy Cointreau SA
(a)
...................... 163,238 9,118,252
Renault SA ............................. 1,370,924 43,288,650
Rexel SA .............................. 1,578,133 65,485,723
Rubis SCA ............................. 641,364 24,793,573
Safran SA .............................. 2,564,261 1,007,706,588
Sanofi SA .............................. 8,037,540 692,125,860
Sartorius Stedim Biotech .................... 208,649 40,340,200
Schneider Electric SE ...................... 4,057,375 1,363,218,321
SCOR SE .............................. 1,133,345 44,836,429
SEB SA ............................... 184,661 12,437,698
Seche Environnement SACA , NVS
(a)
............ 15,872 1,486,926
SES SA , Class A ......................... 2,498,249 16,579,323
Societe BIC SA .......................... 168,022 13,173,878
Societe Generale SA ...................... 4,828,664 453,878,211
Sodexo SA ............................. 610,865 40,168,500
SOITEC
(b)
.............................. 196,576 23,948,028
Sopra Steria Group ....................... 111,317 23,628,367
SPIE SA ............................... 1,073,622 57,740,179
STMicroelectronics N.V. .................... 4,707,396 251,461,576
Technip Energies N.V. ..................... 1,021,612 35,334,209
Teleperformance SE
(a)
...................... 340,059 27,057,589
Television Francaise 1 SA
(a)
.................. 481,714 3,948,958
Thales SA .............................. 672,057 191,321,492
Tikehau Capital SCA
(a)
..................... 187,319 3,434,552
TotalEnergies SE ......................... 14,527,785 1,280,776,172
Trigano SA ............................. 74,718 13,051,668
Ubisoft Entertainment SA
(a) (b)
................. 791,023 5,233,150
Unibail-Rodamco-Westfield
(b)
................. 866,973 105,630,633
Valeo SE .............................. 1,601,929 27,716,397
Vallourec SACA .......................... 1,287,400 31,040,607
Valneva SE
(a) (b)
.......................... 930,768 2,308,893
Veolia Environnement SA ................... 4,601,485 183,108,526

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
France (continued)
Vicat SACA ............................. 107,393 $ 8,130,012
Vinci SA ............................... 3,531,349 498,600,834
Virbac SACA ............................ 35,152 13,688,427
Viridien
(b)
.............................. 54,822 5,894,991
Vivendi SE ............................. 5,052,898 9,325,055
Voltalia SA , Registered
(a) (b)
................... 212,547 1,715,884
Vusion
(a)
............................... 61,836 9,294,610
Wavestone ............................. 54,583 2,046,297
Wendel SE ............................. 171,829 16,664,001
Worldline SA
(a) (b) (d)
........................ 289,852 4,122,302
X-Fab Silicon Foundries SE
(b) (d)
............... 349,196 2,614,115
17,304,781,224
a
Germany  —  8 .0%
2G Energy AG
(b)
.......................... 51,950 3,453,924
adidas AG ............................. 1,205,083 222,968,116
AIXTRON SE ........................... 833,244 35,147,211
Allianz SE , Registered ..................... 2,813,290 1,401,305,121
Alzchem Group AG ....................... 45,512 8,111,420
Aroundtown SA
(b)
......................... 5,504,991 13,847,180
Atoss Software SE ........................ 67,642 6,589,723
Aumovio SE
(b)
........................... 420,061 19,395,495
Aurubis AG
(a)
............................ 178,402 37,539,669
Auto1 Group SE
(a) (b)
....................... 990,261 26,005,202
BASF SE .............................. 6,601,417 383,236,024
Bayer AG , Registered ...................... 7,275,833 403,777,666
Bayerische Motoren Werke AG ............... 2,447,651 167,770,418
Bechtle AG ............................. 596,113 24,962,744
Befesa SA
(d)
............................ 265,037 10,688,011
Beiersdorf AG
(a)
.......................... 683,083 63,452,306
Bilfinger SE ............................. 271,790 25,992,891
Brenntag SE ............................ 878,902 61,977,078
CANCOM SE ........................... 248,936 6,883,483
Carl Zeiss Meditec AG , Bearer
(a)
............... 285,390 10,056,422
CECONOMY AG
(b)
........................ 1,130,923 5,547,700
Cewe Stiftung & Co. KGAA .................. 59,806 6,623,883
Commerzbank AG
(a)
....................... 4,911,913 214,228,157
Continental AG .......................... 792,358 65,895,065
CTS Eventim AG & Co. KGaA ................ 455,925 30,761,625
Daimler Truck Holding AG ................... 3,383,605 191,378,947
Delivery Hero SE , Class A
(a) (b) (d)
............... 1,254,847 54,702,298
Dermapharm Holding SE
(a)
.................. 130,583 6,175,606
Deutsche Bank AG , Registered ............... 13,469,179 495,746,309
Deutsche Boerse AG ...................... 1,355,388 408,266,117
Deutsche Lufthansa AG , Registered
(a)
........... 4,388,184 46,045,347
Deutsche Pfandbriefbank AG
(a) (b) (d)
............. 921,717 3,641,305
Deutsche Post AG ........................ 6,792,741 453,767,024
Deutsche Telekom AG , Registered ............. 25,497,487 786,877,286
Deutz AG
(a)
............................. 1,091,094 12,449,497
Duerr AG .............................. 381,684 7,880,941
E.ON SE .............................. 16,563,377 356,829,126
Eckert & Ziegler SE ....................... 328,044 5,161,428
Elmos Semiconductor SE ................... 67,798 11,456,731
Energiekontor AG
(a)
....................... 39,640 1,566,643
Evonik Industries AG ...................... 1,843,994 37,303,420
Evotec SE
(a) (b)
........................... 1,091,105 4,291,732
Fielmann Group AG ....................... 188,210 8,821,634
flatexDEGIRO SE ........................ 661,483 27,851,804
Fraport AG Frankfurt Airport Services Worldwide .... 269,839 21,080,400
Freenet AG ............................. 907,585 25,504,073
Fresenius Medical Care AG .................. 1,439,888 73,897,699
Fresenius SE & Co. KGaA ................... 3,098,467 159,252,584
Friedrich Vorwerk Group SE ................. 63,832 4,848,396
GEA Group AG .......................... 1,108,234 78,730,601
Gerresheimer AG
(a) (b)
...................... 260,453 8,284,932
Security Shares Value
a
Germany (continued)
GFT Technologies SE ...................... 128,651 $ 3,394,679
Grand City Properties SA
(a)
.................. 391,424 4,386,176
GRENKE AG ........................... 181,855 2,470,469
Hannover Rueck SE ....................... 443,880 127,946,854
Heidelberg Materials AG .................... 982,374 182,883,552
HelloFresh SE
(b)
.......................... 1,128,591 4,446,098
Henkel AG & Co. KGaA .................... 689,047 56,460,684
Hensoldt AG
(a)
........................... 465,580 42,767,658
HOCHTIEF AG .......................... 109,627 56,186,512
Hornbach Holding AG & Co. KGaA ............. 67,031 6,457,385
HUGO BOSS AG
(a)
........................ 333,032 14,624,744
Hypoport SE
(a) (b)
.......................... 33,849 3,217,429
Indus Holding AG ......................... 128,344 4,705,289
Infineon Technologies AG ................... 9,680,283 694,691,278
IONOS Group SE
(a) (b)
...................... 367,862 13,409,854
Jenoptik AG ............................ 393,314 17,040,752
JOST Werke SE
(d)
........................ 54,907 3,672,676
K+S AG , Registered ....................... 1,298,187 21,774,540
KION Group AG .......................... 526,497 23,825,291
Knorr-Bremse AG ........................ 520,322 61,884,867
Kontron AG
(a) (b)
.......................... 324,544 8,386,634
Krones AG ............................. 111,535 14,374,165
KWS Saat SE & Co. KGaA .................. 82,155 6,811,592
LANXESS AG ........................... 614,780 11,743,242
LEG Immobilien SE ....................... 570,903 34,276,157
MBB SE ............................... 2,384 530,886
Mercedes-Benz Group AG ................... 5,285,467 285,780,718
Merck KGaA
(a)
........................... 957,291 158,209,746
MTU Aero Engines AG ..................... 397,960 166,855,926
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 966,730 580,714,239
Mutares SE & Co. KGaA
(a)
................... 101,977 3,141,049
Nagarro SE ............................. 58,492 5,168,540
Nemetschek SE .......................... 421,336 28,400,032
Nordex SE
(b)
............................ 984,448 43,984,799
Norma Group SE ......................... 247,833 5,225,691
PATRIZIA SE ........................... 395,998 3,328,605
Pfisterer Holding SE ....................... 55,556 4,883,830
PNE AG
(a)
.............................. 202,731 2,476,522
ProSiebenSat.1 Media SE
(a)
.................. 421,815 1,765,121
Puma SE
(b)
............................. 758,592 24,198,979
PVA TePla AG
(b)
.......................... 123,874 4,758,492
QIAGEN N.V. ........................... 1,514,233 62,308,974
Rational AG ............................ 38,739 30,160,508
Redcare Pharmacy N.V.
(a) (b) (d)
................. 116,934 8,317,931
RENK Group AG
(a)
........................ 605,168 33,584,698
Rheinmetall AG .......................... 345,537 456,782,143
RTL Group SA
(a)
......................... 283,963 10,630,648
RWE AG .............................. 4,762,739 313,307,004
SAF-Holland SE ......................... 299,616 7,490,110
Salzgitter AG ............................ 201,620 12,079,216
SAP SE ............................... 7,724,793 1,415,916,807
Schaeffler AG ........................... 1,496,920 12,338,629
Schott Pharma AG & Co. KGaA ............... 252,894 6,423,239
Scout24 SE
(d)
........................... 545,784 46,792,029
Secunet Security Networks AG
(a)
.............. 10,271 2,125,835
Siemens AG , Registered .................... 5,508,503 1,804,840,985
Siemens Energy AG ....................... 5,747,442 981,910,058
Siemens Healthineers AG
(d)
.................. 2,496,918 106,330,222
Siltronic AG
(b)
........................... 115,092 10,172,310
Sixt SE ............................... 110,565 9,152,558
SMA Solar Technology AG
(a) (b)
................ 126,277 7,747,876
Stroeer SE & Co. KGaA .................... 256,111 11,723,397
Suedzucker AG
(b)
......................... 518,587 6,775,522

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
SUSS MicroTec SE ....................... 142,218 $ 12,311,643
Symrise AG , Class A ...................... 989,088 101,500,202
TAG Immobilien AG ....................... 1,397,244 22,327,075
Talanx AG .............................. 466,754 62,038,405
TeamViewer SE
(b) (d)
....................... 1,186,779 8,287,363
thyssenkrupp AG ......................... 3,686,028 51,725,587
Tkms AG& Co. KGaA
(b)
..................... 198,136 18,876,119
United Internet AG , Registered ................ 628,727 17,175,638
Verbio SE
(b)
............................. 172,499 5,757,431
Vonovia SE ............................. 5,383,317 130,602,690
Vossloh AG
(a)
........................... 84,758 5,712,623
Wacker Chemie AG
(b)
...................... 138,192 14,154,207
Wacker Neuson SE ....................... 253,397 6,400,700
Zalando SE
(b) (d)
.......................... 1,594,335 51,999,543
15,155,070,091
a
Greece  —  0 .0%
Metlen Energy & Metals PLC
(a)
................ 747,409 39,857,114
a
Hong Kong  —  1 .8%
AIA Group Ltd. .......................... 77,836,600 784,662,220
ASMPT Ltd. ............................ 2,333,300 44,775,002
Bank of East Asia Ltd. (The) ................. 7,153,200 15,195,412
BOC Hong Kong Holdings Ltd. ................ 27,779,000 184,732,071
Bright Smart Securities & Commodities Group Ltd.
(a) (b)
6,062,000 4,946,463
Brightoil Petroleum Holdings Ltd.
(a) (b) (c)
........... 6,240,000 8
Champion REIT .......................... 12,920,000 3,833,852
Chow Sang Sang Holdings International Ltd. ...... 983,000 1,458,199
CITIC Telecom International Holdings Ltd. ........ 15,893,000 5,633,803
CK Asset Holdings Ltd. ..................... 14,250,516 86,800,136
CK Hutchison Holdings Ltd. .................. 19,884,516 186,303,501
CK Infrastructure Holdings Ltd. ................ 4,787,500 38,187,700
CK Life Sciences Int'l Holdings, Inc.
(a) (b)
.......... 20,346,000 1,453,042
CLP Holdings Ltd. ........................ 12,412,000 123,404,373
Comba Telecom Systems Holdings Ltd. .......... 7,736,000 779,109
Cowell e Holdings, Inc.
(a)
.................... 2,405,000 6,326,480
Crystal International Group Ltd.
(a) (d)
............. 1,307,500 1,077,955
CTF Services Ltd. ........................ 11,063,282 11,566,511
Dah Sing Banking Group Ltd. ................. 3,831,600 7,362,095
Dah Sing Financial Holdings Ltd. .............. 1,006,800 6,396,000
Deep Source Holdings Ltd.
(a) (b)
................ 28,730,000 1,909,944
Envision Greenwise Holdings Ltd.
(a) (b)
........... 9,680,000 5,923,431
First Pacific Co. Ltd. ....................... 17,516,250 12,502,600
Fortune REIT ........................... 10,086,000 6,211,230
Futu Holdings Ltd. , ADR .................... 387,199 40,702,359
FWD Group Holdings Ltd.
(a) (b)
................. 1,342,600 5,131,793
Galaxy Entertainment Group Ltd. .............. 14,987,000 65,358,199
Guotai Junan International Holdings Ltd.
(a)
........ 24,102,000 6,486,682
Hang Lung Group Ltd. ..................... 685,000 1,205,668
Hang Lung Properties Ltd. ................... 15,562,000 14,462,566
Health & Happiness H&H International Holdings Ltd.
(a)
1,707,000 3,317,284
Henderson Land Development Co. Ltd. .......... 10,704,570 38,807,998
HKT Trust & HKT Ltd. , Class SS ............... 29,026,200 49,136,872
Hong Kong & China Gas Co. Ltd. .............. 85,858,864 76,864,011
Hong Kong Exchanges & Clearing Ltd. .......... 7,673,400 399,805,658
Hongkong Land Holdings Ltd. ................ 7,939,500 64,379,322
Hsin Chong Group Holdings Ltd.
(b) (c)
............ 7,490,000 10
Hysan Development Co. Ltd. ................. 3,879,000 9,223,962
Impro Precision Industries Ltd.
(d)
............... 3,654,000 3,374,603
Jardine Matheson Holdings Ltd. ............... 1,187,100 78,841,145
Jiaxin International Resources Investment Ltd.
(b)
.... 686,400 4,834,840
Johnson Electric Holdings Ltd. ................ 3,014,750 7,151,603
JS Global Lifestyle Co. Ltd.
(a) (b) (d)
............... 9,939,500 1,782,238
Kerry Properties Ltd. ...................... 4,351,500 10,857,435
KLN Logistics Group Ltd.
(a)
.................. 3,318,387 2,533,273
Security Shares Value
a
Hong Kong (continued)
Laekna, Inc.
(b)
........................... 822,000 $ 633,212
Link REIT .............................. 19,408,219 96,740,127
Luk Fook Holdings International Ltd. ............ 2,204,000 6,908,797
Man Wah Holdings Ltd.
(a)
.................... 11,438,400 4,593,759
Melco International Development Ltd.
(b)
.......... 8,654,500 4,062,811
Melco Resorts & Entertainment Ltd. , ADR
(b)
....... 1,358,578 7,784,652
MGM China Holdings Ltd. ................... 6,696,000 9,692,027
MTR Corp. Ltd.
(a)
......................... 11,799,000 49,781,964
New World Development Co. Ltd.
(a) (b)
............ 10,566,000 9,272,305
OSL Group Ltd.
(a) (b)
........................ 4,940,068 7,403,449
Pacific Basin Shipping Ltd. .................. 36,894,000 15,415,646
PCCW Ltd. ............................. 32,474,000 24,340,450
Power Assets Holdings Ltd. .................. 10,629,000 80,019,771
Realord Technology Co. Ltd.
(a) (b)
............... 2,990,000 2,678,964
Sands China Ltd. ......................... 18,356,400 34,423,797
Sino Land Co. Ltd. ........................ 28,682,000 39,066,062
SITC International Holdings Co. Ltd. ............ 10,049,000 50,664,997
SJM Holdings Ltd.
(a) (b)
...................... 20,989,000 4,253,523
Stella International Holdings Ltd.
(a)
............. 4,271,000 7,937,359
Sun Hung Kai Properties Ltd. ................. 10,127,500 158,949,605
SUNeVision Holdings Ltd.
(a)
.................. 6,429,000 3,962,457
Swire Pacific Ltd. , Class A ................... 3,128,000 39,723,745
Techtronic Industries Co. Ltd. ................. 10,518,500 176,710,333
Time Interconnect Technology Ltd.
(a)
............ 5,221,000 8,753,908
TS Lines Ltd.
(a)
.......................... 2,293,000 2,599,549
United Laboratories International Holdings Ltd. (The)
(a)
8,928,000 10,158,628
Vitasoy International Holdings Ltd. ............. 4,646,000 3,836,226
Viva Goods Company Ltd.
(a)
.................. 20,624,000 907,284
Vobile Group Ltd.
(a) (b)
...................... 14,965,000 4,735,331
VSTECS Holdings Ltd. ..................... 6,098,000 7,292,124
VTech Holdings Ltd.
(a)
...................... 1,337,400 8,817,058
WH Group Ltd.
(d)
......................... 60,767,000 65,383,336
Wharf Real Estate Investment Co. Ltd. .......... 12,299,000 41,595,034
Wynn Macau Ltd. ......................... 11,739,200 8,509,810
Xinyi Glass Holdings Ltd.
(a)
.................. 13,314,000 15,809,682
Yue Yuen Industrial Holdings Ltd.
(a)
............. 6,347,000 11,486,879
3,450,603,319
a
Ireland  —  0 .4%
AIB Group PLC .......................... 14,800,955 176,036,925
Bank of Ireland Group PLC .................. 6,830,685 143,443,641
Cairn Homes PLC ........................ 4,459,133 12,553,755
Glanbia PLC ............................ 1,432,794 38,038,208
Glenveagh Properties PLC
(b) (d)
................ 1,867,601 5,162,496
Irish Residential Properties REIT PLC ........... 1,983,999 2,480,027
Kerry Group PLC , Class A ................... 1,142,796 109,102,208
Kingspan Group PLC ...................... 1,091,110 101,411,854
Ryanair Holdings PLC ..................... 3,080,136 86,371,612
Uniphar PLC ............................ 1,227,941 6,013,125
680,613,851
a
Israel  —  1 .6%
Africa Israel Residences Ltd.
(a)
................ 40,199 2,850,833
Airport City Ltd.
(b)
......................... 630,283 11,354,347
Alony Hetz Properties & Investments Ltd. ......... 1,192,494 12,384,143
Amot Investments Ltd. ..................... 1,889,030 11,477,956
Amram Avraham Construction Co. Ltd.
(a) (b)
........ 196,438 2,404,894
Aryt Industries Ltd.
(a)
....................... 461,602 3,810,312
Ashtrom Group Ltd.
(a)
...................... 250,467 5,133,744
Ayalon Holdings Ltd. ...................... 29,466 1,357,933
Azorim-Investment Development & Construction Co.
Ltd.
(a)
............................... 109,767 516,911
Azrieli Group Ltd. ......................... 329,588 43,509,497
Bank Hapoalim BM ....................... 8,609,220 209,014,262
Bank Leumi Le-Israel BM ................... 10,936,122 258,402,175

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Israel (continued)
Bet Shemesh Engines Holdings 1997 Ltd.
(b)
....... 58,670 $ 15,928,621
Bezeq The Israeli Telecommunication Corp. Ltd. .... 19,967,595 47,842,948
Big Shopping Centers Ltd. ................... 129,284 29,056,328
Blue Square Real Estate Ltd. ................. 6,905 725,746
Camtek Ltd.
(b)
........................... 215,535 29,803,581
Carasso Motors Ltd. ....................... 185,930 1,859,015
Cellcom Israel Ltd. ........................ 859,585 9,274,820
Cellebrite DI Ltd.
(a) (b)
....................... 924,423 13,635,239
Check Point Software Technologies Ltd.
(b)
........ 623,477 79,262,631
Clal Insurance Enterprises Holdings Ltd. ......... 539,095 40,797,416
CyberArk Software Ltd.
(b)
.................... 350,375 15,766,875
Danel Adir Yeoshua Ltd. .................... 38,556 5,422,378
Danya Cebus Ltd. ........................ 56,495 2,169,045
Delek Automotive Systems Ltd.
(a) (b)
............. 390,669 2,163,340
Delek Group Ltd. ......................... 793,734 20,954,821
Delta Galil Ltd.
(a)
......................... 59,038 3,413,038
Doral Group Renewable Energy Resources Ltd.
(b)
... 599,048 13,499,566
El Al Israel Airlines ........................ 2,530,216 11,235,367
Elbit Systems Ltd. ........................ 211,290 170,687,002
Elco Ltd.
(a)
............................. 20,036 968,516
Electra Consumer Products 1970 Ltd.
(a)
.......... 86,229 2,027,092
Electra Ltd. ............................. 293,823 11,439,534
Electra Real Estate Ltd.
(a) (b)
.................. 77,709 812,445
Energix-Renewable Energies Ltd. .............. 2,403,442 17,416,518
Enlight Renewable Energy Ltd.
(b)
.............. 1,072,795 91,047,734
Equital Ltd.
(b)
............................ 146,375 5,488,357
Etoro Group Ltd. , Class A
(b)
.................. 343,628 12,257,211
Fattal Holdings 1998 Ltd.
(a) (b)
................. 50,983 11,291,173
FIBI Holdings Ltd. ........................ 122,753 12,048,191
First International Bank Of Israel Ltd. (The) ....... 509,822 39,370,310
Formula Systems 1985 Ltd.
(a)
................. 59,376 6,261,441
Fox Wizel Ltd.
(a)
.......................... 60,450 5,978,745
G City Ltd. ............................. 967,247 3,664,216
Gav-Yam Lands Corp. Ltd. .................. 140,148 1,800,625
Gilat Satellite Networks Ltd.
(a) (b)
............... 570,422 6,282,609
Global-e Online Ltd.
(b)
...................... 836,858 32,896,888
Harel Insurance Investments & Financial Services Ltd. 1,070,968 61,396,002
Hilan Ltd.
(a)
............................. 90,983 6,520,912
IBI Investment House Ltd.
(a)
.................. 24,290 3,778,043
ICL Group Ltd. ........................... 5,788,783 29,581,038
IDI Insurance Co. Ltd. ...................... 63,213 4,992,195
Inmode Ltd.
(a) (b)
.......................... 592,351 8,968,194
Inrom Construction Industries Ltd. ............. 275,488 2,201,611
Isracard Ltd.
(b)
........................... 1,519,522 5,311,796
Israel Canada T.R Ltd.
(a)
.................... 1,301,490 6,648,369
Israel Corp. Ltd.
(a)
......................... 342,700 8,961,730
Israel Discount Bank Ltd. , Class A ............. 9,055,149 94,504,021
Isras Holdings Ltd.
(a)
....................... 19,138 2,356,795
Isras Investment Co. Ltd. ................... 11,301 3,124,256
Ituran Location and Control Ltd. ............... 190,177 10,490,163
Kenon Holdings Ltd. ....................... 178,174 12,148,454
Kornit Digital Ltd.
(b)
........................ 395,631 6,021,504
M Yochananof & Sons Ltd. .................. 4,678 535,159
Matrix IT Ltd. ............................ 354,633 10,048,681
Max Stock Ltd. .......................... 832,909 9,498,509
Mega Or Holdings Ltd. ..................... 176,733 28,704,638
Meitav Investment House Ltd. ................ 266,052 11,511,840
Melisron Ltd. ............................ 220,707 28,980,381
Menora Mivtachim Holdings Ltd. ............... 156,343 24,447,960
Meshek Energy Renewable Energies Ltd.
(b)
....... 1,671,985 6,111,920
Migdal Insurance & Financial Holdings Ltd.
(b)
...... 4,579,510 26,012,665
Mivne Real Estate KD Ltd. ................... 4,867,236 21,478,104
Mivtach Shamir Holdings Ltd. ................. 36,721 5,155,742
Mizrahi Tefahot Bank Ltd. ................... 1,250,700 93,074,694
Security Shares Value
a
Israel (continued)
Monday.com Ltd.
(b)
........................ 319,463 $ 27,841,200
Nayax Ltd.
(a) (b)
........................... 73,124 4,962,603
Neto Malinda Trading Ltd. ................... 88,906 4,100,485
Next Vision Stabilized Systems Ltd. ............ 553,900 43,039,833
Nice Ltd.
(b)
............................. 453,487 44,186,862
Nova Ltd.
(b)
............................. 228,806 90,920,910
Oddity Tech Ltd. , Class A
(a) (b)
................. 304,151 4,312,861
Oil Refineries Ltd. ........................ 22,055,699 14,056,765
One Software Technologies Ltd.
(a)
.............. 310,120 6,649,609
OPC Energy Ltd.
(b)
........................ 1,288,112 40,414,912
OY Nofar Energy Ltd.
(b)
..................... 189,949 11,168,725
Partner Communications Co. Ltd. .............. 1,126,562 13,853,421
Paz Retail And Energy Ltd. .................. 86,095 24,308,991
Phoenix Financial Ltd. ..................... 1,674,342 93,879,465
Prashkovsky Investments and Construction Ltd.
(a)
... 14,455 627,888
Priortech Ltd.
(a) (b)
......................... 17,639 1,951,690
Qualitau Ltd.
(a)
........................... 22,253 3,651,155
Radware Ltd.
(b)
.......................... 328,961 8,615,489
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 96,379 10,842,254
REIT 1 Ltd. ............................. 1,587,724 11,237,602
Retailors Ltd.
(a) (b)
......................... 78,580 598,719
Riskified Ltd. , Class A
(b)
..................... 584,606 3,034,105
Scope Metals Group Ltd. .................... 23,703 2,251,114
Sella Capital Real Estate Ltd. ................. 1,530,845 4,414,224
Shapir Engineering and Industry Ltd. ............ 1,105,349 16,542,798
Shikun & Binui Ltd.
(b)
...................... 2,610,625 14,941,118
Shikun & Binui Soltec Renewable Energy
(b)
....... 1,958,888 2,623,999
Shufersal Ltd. ........................... 1,835,218 26,252,118
Strauss Group Ltd. ........................ 530,749 20,100,264
Summit Real Estate Holdings Ltd. .............. 125,303 2,046,867
Tel Aviv Stock Exchange Ltd. ................. 712,509 27,443,703
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 8,683,023 303,992,635
Tower Semiconductor Ltd.
(b)
.................. 830,148 181,857,416
Turpaz Industries Ltd. ...................... 335,588 7,046,736
Wix.com Ltd.
(a) (b)
......................... 403,304 22,193,819
YD More Investments Ltd. ................... 154,479 2,151,991
YH Dimri Construction & Development Ltd.
(a)
...... 42,737 5,041,097
ZIM Integrated Shipping Services Ltd. ........... 879,273 22,148,887
2,994,636,095
a
Italy  —  3 .2%
A2A SpA .............................. 11,184,267 29,215,345
ACEA SpA ............................. 408,037 9,915,031
Amplifon SpA ........................... 1,051,008 14,713,269
Ariston Holding N.V. ....................... 557,366 2,337,448
Ascopiave SpA .......................... 477,466 1,481,087
Avio SpA
(a)
............................. 278,095 9,354,894
Azimut Holding SpA ....................... 829,672 35,240,284
Banca Generali SpA ....................... 468,396 35,385,966
Banca IFIS SpA .......................... 268,630 4,574,147
Banca Mediolanum SpA .................... 1,600,815 42,893,758
Banca Monte dei Paschi di Siena SpA ........... 14,237,879 190,693,361
Banco BPM SpA ......................... 8,276,372 151,111,576
BPER Banca SpA ........................ 12,017,457 195,274,110
Brembo N.V. ............................ 1,132,986 13,873,409
Brunello Cucinelli SpA ..................... 259,665 26,480,706
Buzzi SpA .............................. 584,796 27,739,993
Carel Industries SpA
(d)
..................... 252,112 7,864,055
Credito Emiliano SpA ...................... 692,592 15,229,805
d'Amico International Shipping SA ............. 324,133 2,700,485
Danieli & C Officine Meccaniche SpA ........... 136,849 10,276,159
Davide Campari-Milano N.V. ................. 4,377,178 29,811,704
De' Longhi SpA .......................... 517,579 24,294,808
DiaSorin SpA
(a)
.......................... 161,272 13,350,924
El.En. SpA ............................. 295,012 5,286,600

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Italy (continued)
Enav SpA
(d)
............................. 1,814,425 $ 10,596,311
Enel SpA .............................. 56,730,216 640,676,943
Eni SpA ............................... 13,679,183 380,509,433
ERG SpA .............................. 445,179 11,300,799
Ferrari N.V. ............................. 901,672 354,531,118
Fila SpA
(a)
.............................. 68,179 737,953
Fincantieri SpA
(b)
......................... 916,891 14,412,519
FinecoBank Banca Fineco SpA ............... 4,535,508 124,258,633
Generali
(a)
.............................. 5,992,071 303,672,301
GVS SpA
(a) (b) (d)
........................... 454,180 2,272,421
Hera SpA .............................. 5,767,593 25,176,704
Industrie De Nora SpA ..................... 241,731 1,791,049
Interpump Group SpA ...................... 555,819 22,375,695
Intesa Sanpaolo SpA ...................... 102,155,605 772,225,414
Iren SpA ............................... 5,110,772 14,863,119
Italgas SpA ............................. 4,510,571 46,531,404
Italmobiliare SpA
(a)
........................ 51,348 1,546,705
Iveco Group N.V. ......................... 1,500,161 24,054,340
Juventus Football Club SpA , NVS
(a) (b)
........... 944,470 2,208,227
Leonardo SpA ........................... 2,953,200 188,220,744
Lottomatica Group SpA ..................... 1,817,356 49,130,680
LU-VE SpA , NVS ......................... 65,929 4,336,764
Maire SpA ............................. 1,353,711 20,230,375
MARR SpA
(a)
............................ 306,799 2,256,183
MFE-MediaForEurope N.V. , Class A ............ 2,102,570 6,390,249
MFE-MediaForEurope N.V. , Class B
(a)
........... 451,435 1,834,376
Moncler SpA ............................ 1,671,665 95,082,212
NewPrinces SpA , NVS
(a) (b)
................... 121,337 2,246,402
Nexi SpA
(a) (d)
............................ 4,065,249 19,923,327
OVS SpA
(d)
............................. 1,277,238 9,233,095
Pharmanutra SpA ........................ 25,603 2,458,225
Piaggio & C SpA
(a)
........................ 1,913,347 4,291,483
Pirelli & C SpA
(d)
......................... 3,166,857 24,123,900
Poste Italiane SpA ........................ 3,329,922 100,738,659
Prysmian SpA ........................... 2,079,345 286,935,444
RAI Way SpA
(d)
.......................... 309,888 1,661,296
Recordati Industria Chimica e Farmaceutica SpA ... 825,183 49,155,329
Reply SpA ............................. 179,950 22,835,993
Safilo Group SpA
(b)
........................ 1,478,702 2,816,932
Saipem SpA ............................ 9,591,611 46,533,195
Salvatore Ferragamo SpA
(b)
.................. 494,100 5,807,325
Sanlorenzo SpA .......................... 57,199 2,505,504
Sesa SpA .............................. 43,963 4,695,822
Snam SpA ............................. 14,880,253 100,900,283
SOL SpA .............................. 276,765 18,159,721
Stellantis N.V.
(b)
.......................... 14,895,645 85,762,654
Tamburi Investment Partners SpA .............. 518,503 5,580,351
Technogym SpA
(d)
........................ 912,049 14,269,433
Telecom Italia SpA
(b)
....................... 12,577,852 106,809,293
Tenaris SA ............................. 2,589,948 74,304,607
Terna - Rete Elettrica Nazionale ............... 10,213,586 117,089,837
UniCredit SpA ........................... 10,049,457 947,782,700
Unipol Assicurazioni SpA .................... 2,684,421 83,994,184
Webuild SpA
(a)
........................... 3,549,709 9,215,178
Wiit SpA ............................... 28,291 917,128
Zignago Vetro SpA
(a)
....................... 61,064 523,549
6,171,592,444
a
Japan  —  24 .9%
77 Bank Ltd. (The) ........................ 1,635,400 35,433,315
ABC-Mart, Inc. .......................... 802,500 13,734,374
Acom Co. Ltd. ........................... 2,249,700 6,697,441
Activia Properties, Inc. ..................... 15,346 13,744,981
ADEKA Corp. ........................... 742,000 18,110,145
Advance Residence Investment Corp. ........... 19,204 17,818,101
Security Shares Value
a
Japan (continued)
Advantest Corp. .......................... 5,429,500 $ 1,072,771,158
Aeon Co. Ltd. ........................... 15,945,845 136,810,870
AEON Financial Service Co. Ltd. .............. 823,500 8,096,764
Aeon Hokkaido Corp.
(a)
..................... 155,300 823,078
AEON REIT Investment Corp.
(a)
............... 13,496 10,316,106
AGC, Inc. .............................. 1,402,300 52,884,929
Ai Holdings Corp. ......................... 198,700 3,659,463
Aica Kogyo Co. Ltd. ....................... 425,500 9,810,438
Aichi Financial Group, Inc. ................... 1,269,800 13,687,613
Aichi Steel Corp. ......................... 218,700 4,012,518
Ain Holdings, Inc. ......................... 192,300 7,098,822
Air Water, Inc. ........................... 1,293,700 20,289,624
Aisin Corp. ............................. 3,458,200 47,677,187
Ajinomoto Co., Inc. ........................ 6,366,000 196,316,994
Alfresa Holdings Corp. ..................... 1,147,400 16,643,044
Alps Alpine Co. Ltd. ....................... 1,232,476 16,882,399
ALSOK Co. Ltd. .......................... 2,857,700 21,005,559
Amada Co. Ltd. .......................... 2,288,100 39,254,992
Amano Corp. ........................... 552,200 13,376,418
ANA Holdings, Inc. ........................ 1,096,100 21,408,774
and ST HD Co. Ltd. ....................... 167,300 3,554,093
Anritsu Corp. ............................ 968,300 21,162,403
Anycolor, Inc. ........................... 250,000 4,113,940
AOKI Holdings, Inc. ....................... 174,700 1,887,545
Aozora Bank Ltd. ......................... 793,600 15,059,112
Appier Group, Inc. ........................ 536,500 3,213,494
Arata Corp. ............................. 53,100 869,120
ARCLANDS CORP. ....................... 275,400 3,307,681
Arcs Co. Ltd. ............................ 208,800 4,744,112
ARE Holdings, Inc. ........................ 640,500 12,324,681
Argo Graphics, Inc. ....................... 80,800 689,619
Ariake Japan Co. Ltd. ...................... 99,600 3,350,391
Artience Co. Ltd. ......................... 207,400 5,745,972
As One Corp. ........................... 335,000 5,047,783
Asahi Group Holdings Ltd. ................... 10,079,500 105,191,615
Asahi Intecc Co. Ltd. ...................... 1,561,100 35,220,196
Asahi Kasei Corp. ........................ 9,109,800 97,246,588
Asics Corp. ............................. 5,031,100 148,339,072
ASKUL Corp. ........................... 233,300 1,845,220
Astellas Pharma, Inc. ...................... 12,882,800 176,942,718
Astroscale Holdings, Inc.
(a) (b)
................. 616,100 3,840,872
Atom Corp.
(a) (b)
........................... 958,200 2,289,600
Autobacs Seven Co. Ltd. .................... 711,800 6,938,870
Awa Bank Ltd. (The) ....................... 181,500 9,370,769
Axial Retailing, Inc. ....................... 86,800 691,760
Azbil Corp. ............................. 3,255,200 33,707,636
AZ-COM MARUWA Holdings, Inc. ............. 286,000 1,651,252
Bandai Namco Holdings, Inc. ................. 3,872,200 112,174,607
BayCurrent, Inc. ......................... 1,033,700 46,624,103
Belc Co. Ltd. ............................ 48,000 2,009,239
Bell System24 Holdings, Inc. ................. 105,500 904,082
Bic Camera, Inc. ......................... 807,100 8,828,918
BIPROGY, Inc. .......................... 580,400 17,810,976
Blue Zones Holdings Co. Ltd. ................. 507,300 5,702,562
BML, Inc. .............................. 132,100 2,962,886
Bridgestone Corp. ........................ 7,956,800 196,496,494
Brother Industries Ltd. ..................... 1,640,200 40,846,214
Bunka Shutter Co. Ltd. ..................... 142,500 1,693,889
BuySell Technologies Co. Ltd. ................ 211,300 3,902,959
C Uyemura & Co. Ltd. ...................... 61,400 8,521,328
Calbee, Inc. ............................ 642,900 11,734,274
Canon Marketing Japan, Inc. ................. 706,100 15,866,675
Canon, Inc. ............................. 5,847,200 162,757,414
Capcom Co. Ltd. ......................... 2,191,300 55,046,238

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Japan (continued)
Casio Computer Co. Ltd. .................... 1,492,500 $ 16,400,249
CCI Group, Inc. .......................... 1,279,300 8,788,243
Central Glass Co. Ltd. ..................... 129,400 3,201,733
Central Japan Railway Co. .................. 5,559,200 138,339,798
Chiba Bank Ltd. (The) ...................... 4,062,300 66,032,909
Chiyoda Corp.
(a) (b)
......................... 1,448,500 5,883,064
Chubu Electric Power Co., Inc. ................ 4,897,400 84,798,795
Chudenko Corp. ......................... 28,900 890,145
Chugai Pharmaceutical Co. Ltd. ............... 4,969,000 215,611,590
Chugin Financial Group, Inc. ................. 1,060,900 21,860,245
Chugoku Electric Power Co., Inc. (The) .......... 2,314,600 13,564,136
Chugoku Marine Paints Ltd. .................. 280,300 6,251,317
Citizen Watch Co. Ltd. ..................... 1,678,700 22,223,226
CKD Corp. ............................. 469,200 17,122,443
Coca-Cola Bottlers Japan Holdings, Inc. ......... 849,850 20,422,684
Colowide Co. Ltd.
(a)
....................... 695,500 8,994,446
Comforia Residential REIT, Inc. ............... 19,901 12,755,182
COMSYS Holdings Corp. ................... 850,600 27,919,662
Cosmo Energy Holdings Co. Ltd. .............. 791,600 19,699,001
Cosmos Pharmaceutical Corp. ................ 259,200 10,454,822
Cover Corp.
(b)
........................... 286,000 2,625,667
CRE Logistics REIT, Inc. .................... 5,427 4,800,237
Create Restaurants Holdings, Inc.
(a)
............ 2,195,000 10,730,934
Create SD Holdings Co. Ltd. ................. 183,200 3,834,298
Credit Saison Co. Ltd. ...................... 938,100 26,573,757
CyberAgent, Inc. ......................... 3,238,300 29,586,083
Cybozu, Inc.
(a)
........................... 198,100 3,392,521
Dai Nippon Printing Co. Ltd. ................. 2,792,800 50,639,644
Daicel Corp. ............................ 1,768,900 15,960,983
Dai-Dan Co. Ltd. ......................... 535,100 8,068,600
Daido Steel Co. Ltd. ....................... 960,800 13,504,603
Daifuku Co. Ltd. .......................... 2,310,400 85,106,321
Daihen Corp. ........................... 131,100 10,969,250
Daiichi Life Group, Inc. ..................... 25,265,400 304,634,110
Daiichi Sankyo Co. Ltd. ..................... 12,722,300 205,611,774
Daiichikosho Co. Ltd. ...................... 572,200 6,511,223
Daikin Industries Ltd. ...................... 1,955,900 283,321,441
Daio Paper Corp. ......................... 645,300 4,016,212
Daiseki Co. Ltd. .......................... 268,720 6,389,832
Daishi Hokuetsu Financial Group, Inc. ........... 1,499,400 21,538,705
Daito Trust Construction Co. Ltd. .............. 2,080,300 44,049,720
Daiwa House Industry Co. Ltd. ................ 3,987,600 117,102,006
Daiwa House REIT Investment Corp. , Class A ..... 34,900 27,021,461
Daiwa Ltd. ............................. 16,200 174,653
Daiwa Office Investment Corp. , Class A .......... 3,573 7,641,489
Daiwa Securities Group, Inc. ................. 9,560,200 106,946,484
Daiwa Securities Living Investments Corp. , Class A .. 16,101 9,814,154
Daiwabo Holdings Co. Ltd. .................. 628,800 14,015,334
DCM Holdings Co. Ltd. ..................... 825,900 7,954,870
DeNA Co. Ltd. ........................... 539,300 8,380,435
Denka Co. Ltd. .......................... 620,400 13,142,496
Denso Corp. ............................ 12,350,900 151,655,516
Dentsu Group, Inc.
(b)
....................... 1,379,300 30,604,946
Dentsu Soken, Inc. ........................ 571,400 9,683,297
Dexerials Corp. .......................... 1,192,200 24,065,571
DIC Corp. .............................. 593,800 16,329,473
Digital Garage, Inc. ....................... 175,900 2,668,839
dip Corp. .............................. 293,600 3,432,732
Disco Corp. ............................. 644,800 230,473,610
DMG Mori Co. Ltd. ........................ 983,400 22,500,093
Doshisha Co. Ltd. ........................ 83,500 1,558,948
Doutor Nichires Holdings Co. Ltd. .............. 213,200 4,277,095
Dowa Holdings Co. Ltd. .................... 327,900 16,729,829
DTS Corp. ............................. 885,700 6,441,439
Security Shares Value
a
Japan (continued)
Duskin Co. Ltd. .......................... 246,900 $ 6,894,268
DyDo Group Holdings, Inc. .................. 71,400 1,350,768
Earth Corp. ............................. 83,800 2,491,273
East Japan Railway Co. .................... 7,105,200 163,480,290
Ebara Corp. ............................ 3,371,600 114,457,689
EDION Corp. ........................... 729,700 11,089,252
Eiken Chemical Co. Ltd. .................... 150,300 2,019,977
Eisai Co. Ltd. ........................... 1,867,200 56,133,332
Eizo Corp. ............................. 205,600 3,711,786
Elecom Co. Ltd. .......................... 268,300 3,121,897
Electric Power Development Co. Ltd. ........... 1,040,400 24,612,063
ENEOS Holdings, Inc. ..................... 19,328,450 159,624,506
Enplas Corp. ............................ 37,100 2,564,381
ES-Con Japan Ltd. ........................ 88,800 596,726
Exedy Corp. ............................ 217,400 8,191,877
EXEO Group, Inc. ........................ 1,540,700 25,157,879
Ezaki Glico Co. Ltd. ....................... 365,000 11,594,293
FANUC Corp. ........................... 6,908,100 278,365,161
Fast Retailing Co. Ltd. ..................... 1,411,500 691,168,171
FCC Co. Ltd. ............................ 219,800 5,108,379
Ferrotec Corp. ........................... 327,700 16,528,926
Financial Partners Group Co. Ltd. .............. 467,900 5,023,692
First Bank of Toyama Ltd. (The) ............... 354,300 6,395,826
Food & Life Companies Ltd. ................. 1,618,800 56,517,878
FP Corp. .............................. 297,100 4,712,752
Freee KK
(a) (b)
............................ 305,100 5,045,277
Fuji Co. Ltd. ............................ 201,900 2,572,164
Fuji Corp. .............................. 566,600 25,313,594
Fuji Electric Co. Ltd. ....................... 1,020,800 89,084,470
Fuji Kyuko Co. Ltd.
(a)
...................... 122,100 2,102,928
Fuji Media Holdings, Inc. .................... 298,500 7,462,244
FUJI OIL CO. LTD. ........................ 306,500 7,636,253
Fuji Seal International, Inc. .................. 265,800 5,007,507
FUJIFILM Holdings Corp. ................... 8,272,800 194,738,587
Fujikura Ltd. ............................ 11,198,400 284,174,440
Fujimi, Inc. ............................. 382,500 8,953,473
Fujita Kanko, Inc.
(a)
........................ 278,500 3,510,606
Fujitsu Ltd. ............................. 12,551,200 289,296,045
Fukuoka Financial Group, Inc. ................ 1,217,280 55,642,141
Fukuoka REIT Corp. ....................... 7,226 8,110,501
Fukuyama Transporting Co. Ltd. ............... 97,800 3,645,176
Funai Soken Holdings, Inc. .................. 338,200 2,342,150
Furukawa Co. Ltd. ........................ 138,000 3,024,153
Furukawa Electric Co. Ltd. ................... 4,855,800 92,657,988
Furuno Electric Co. Ltd. .................... 169,000 7,609,016
Furuya Metal Co. Ltd. ...................... 118,300 4,829,932
Fuso Chemical Co. Ltd. .................... 384,700 8,806,004
Future Corp. ............................ 234,800 3,617,238
Fuyo General Lease Co. Ltd. ................. 342,200 9,714,678
Galilei Holdings Co. Ltd. .................... 21,000 452,910
GENDA, INC.
(a) (b)
......................... 829,500 3,115,821
Genky DrugStores Co. Ltd. .................. 60,600 1,419,405
Global One Real Estate Investment Corp. ........ 9,035 6,348,113
Glory Ltd. .............................. 287,200 8,164,653
GLP J-REIT
(a)
........................... 34,806 31,630,034
GMO Financial Holdings, Inc. ................. 110,300 750,716
GMO internet group, Inc. .................... 601,700 16,063,397
GMO Payment Gateway, Inc. ................. 301,900 18,812,368
GNI Group Ltd.
(b)
......................... 405,900 6,283,474
Goldcrest Co. Ltd. ........................ 69,500 1,410,071
Goldwin, Inc. ............................ 444,600 6,386,227
GS Yuasa Corp. ......................... 610,500 20,559,741
GungHo Online Entertainment, Inc. ............. 283,430 4,316,416
Gunma Bank Ltd. (The) .................... 2,520,400 39,608,988

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Gunze Ltd. ............................. 223,900 $ 5,633,661
H.U. Group Holdings, Inc. ................... 349,600 7,471,253
H2O Retailing Corp. ....................... 736,400 13,174,140
Hachijuni Nagano Bank Ltd. ................. 2,797,200 43,462,977
Hakuhodo DY Holdings, Inc. ................. 1,513,000 12,348,248
Hakuto Co. Ltd. .......................... 66,300 2,044,214
Hamamatsu Photonics KK ................... 2,101,400 29,917,789
Hankyu Hanshin Holdings, Inc. ................ 1,668,500 49,367,416
Hankyu Hanshin REIT, Inc. , Class A ............ 6,239 5,646,754
Hanwa Co. Ltd. .......................... 1,028,300 10,921,634
Happinet Corp. .......................... 214,000 4,429,861
Harmonic Drive Systems, Inc. ................ 441,800 16,589,537
Haseko Corp. ........................... 1,732,800 30,150,204
Hazama Ando Corp. ....................... 1,310,200 14,927,480
Heiwa Corp. ............................ 582,100 7,796,484
Heiwa Real Estate Co. Ltd. .................. 320,000 4,714,001
Heiwa Real Estate REIT, Inc. ................. 8,737 7,362,754
Heiwado Co. Ltd. ......................... 183,900 3,078,003
Hiday Hidaka Corp. ....................... 141,300 2,557,707
Hikari Tsushin, Inc. ........................ 129,400 31,640,453
Hioki EE Corp. .......................... 67,600 4,680,298
Hirogin Holdings, Inc. ...................... 1,963,200 26,868,863
Hirose Electric Co. Ltd. ..................... 198,445 33,439,716
Hitachi Construction Machinery Co. Ltd. ......... 724,200 24,137,788
Hitachi Ltd. ............................. 32,732,300 1,072,654,998
Hokkaido Electric Power Co., Inc.
(a)
............. 1,286,300 8,204,127
Hokuetsu Corp. .......................... 974,300 5,575,897
Hokuhoku Financial Group, Inc. ............... 864,600 40,003,996
Hokuriku Electric Power Co. ................. 1,310,000 7,839,655
Honda Motor Co. Ltd. ...................... 26,662,500 268,747,929
Horiba Ltd. ............................. 230,300 36,145,884
Hoshino Resorts REIT, Inc. .................. 3,686 5,639,034
Hoshizaki Corp. .......................... 803,200 28,644,929
Hosiden Corp. ........................... 540,200 9,591,842
House Foods Group, Inc. ................... 544,700 13,259,314
Hoya Corp. ............................. 2,506,200 383,240,378
Hulic Co. Ltd. ........................... 3,243,100 35,657,057
Hulic REIT, Inc. .......................... 9,623 9,512,638
Hyakugo Bank Ltd. (The) ................... 1,677,000 20,963,817
Hyakujushi Bank Ltd. (The) .................. 616,800 10,867,903
Ibiden Co. Ltd. ........................... 1,721,900 172,263,774
Ichibanya Co. Ltd. ........................ 632,400 3,712,401
Ichigo Office REIT Investment Corp. ............ 10,318 6,231,590
Ichigo, Inc. ............................. 2,080,800 5,384,789
Idemitsu Kosan Co. Ltd. .................... 5,615,940 45,975,060
IDOM, Inc. ............................. 364,600 2,930,840
IHI Corp. .............................. 7,242,900 126,641,760
Iida Group Holdings Co. Ltd. ................. 1,107,500 15,855,911
Iino Kaiun Kaisha Ltd. ...................... 865,600 8,026,666
Imperial Hotel Ltd. ........................ 260,800 1,647,869
Inaba Denki Sangyo Co. Ltd. ................. 511,500 9,122,028
Inabata & Co. Ltd. ........................ 236,800 5,856,219
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 19,211 16,998,177
Infomart Corp. ........................... 1,518,400 5,439,813
INFRONEER Holdings, Inc. .................. 1,632,656 26,414,044
Inpex Corp. ............................. 6,487,500 149,528,226
Internet Initiative Japan, Inc. ................. 760,600 16,696,642
Invincible Investment Corp. .................. 59,037 22,624,498
Ise Chemicals Corp.
(a)
...................... 169,000 3,545,064
Isetan Mitsukoshi Holdings Ltd. ............... 2,280,700 50,903,728
Isuzu Motors Ltd. ......................... 3,807,100 56,800,178
Ito En Ltd. .............................. 519,700 9,723,281
ITOCHU Corp. .......................... 41,394,200 519,481,088
Security Shares Value
a
Japan (continued)
Itochu Enex Co. Ltd. ....................... 263,900 $ 3,579,553
Itoham Yonekyu Holdings, Inc. ................ 192,480 5,923,761
Iwatani Corp. ........................... 1,371,600 17,459,091
Iyogin Holdings, Inc. ....................... 1,864,300 41,945,749
Izumi Co. Ltd. ........................... 637,000 3,999,998
J Front Retailing Co. Ltd. .................... 1,776,100 33,049,210
JAC Recruitment Co. Ltd. ................... 234,000 1,385,636
Jaccs Co. Ltd. ........................... 127,000 2,978,087
JAFCO Group Co. Ltd. ..................... 376,000 5,276,159
Japan Airlines Co. Ltd. ..................... 1,023,800 18,883,519
Japan Airport Terminal Co. Ltd. ............... 438,000 15,494,501
Japan Aviation Electronics Industry Ltd. .......... 263,100 3,882,069
Japan Display, Inc.
(a) (b)
..................... 3,919,900 1,184,471
Japan Elevator Service Holdings Co. Ltd. ......... 1,068,900 11,328,619
Japan Excellent, Inc. ...................... 9,199 8,316,932
Japan Exchange Group, Inc. ................. 7,114,000 96,772,488
Japan Hotel REIT Investment Corp. , Class A ...... 39,877 20,319,959
Japan Lifeline Co. Ltd. ..................... 588,500 5,795,473
Japan Logistics Fund, Inc. ................... 21,628 13,411,543
Japan Material Co. Ltd. ..................... 524,300 7,210,297
Japan Metropolitan Fund Invest ............... 53,188 39,288,199
Japan Petroleum Exploration Co. Ltd. ........... 1,119,400 12,455,498
Japan Post Bank Co. Ltd. ................... 13,204,800 255,316,492
Japan Post Holdings Co. Ltd. ................. 12,515,600 185,160,294
Japan Post Insurance Co. Ltd. ................ 3,968,600 43,698,650
Japan Prime Realty Investment Corp. ........... 25,844 15,880,273
Japan Real Estate Investment Corp. ............ 48,013 36,741,938
Japan Securities Finance Co. Ltd. ............. 960,500 14,302,403
Japan Steel Works Ltd. (The) ................. 468,600 21,711,521
Japan Tobacco, Inc. ....................... 8,119,500 362,023,152
Japan Wool Textile Co. Ltd. (The) .............. 72,800 868,193
JCU Corp. ............................. 123,500 4,491,386
Jeol Ltd. ............................... 320,800 16,285,997
JFE Holdings, Inc. ........................ 3,800,800 43,124,337
JGC Holdings Corp. ....................... 1,652,700 23,114,933
JINS Holdings, Inc. ....................... 101,900 4,066,931
JMDC, Inc.
(a)
............................ 178,300 3,481,570
Joyful Honda Co. Ltd. ...................... 323,400 5,063,795
JTEKT Corp. ............................ 1,530,900 20,962,914
Juroku Financial Group, Inc. ................. 972,100 14,267,649
Justsystems Corp. ........................ 177,700 4,508,661
JVCKenwood Corp. ....................... 1,123,800 7,898,946
JX Advanced Metals Corp. .................. 4,058,000 94,016,472
Kadokawa Corp. ......................... 602,200 13,177,568
Kaga Electronics Co. Ltd. ................... 169,300 4,916,968
Kagome Co. Ltd. ......................... 741,900 12,151,883
Kajima Corp. ............................ 3,023,900 101,041,255
Kakaku.com, Inc. ......................... 936,800 21,761,267
Kaken Pharmaceutical Co. Ltd. ............... 196,700 4,680,270
Kameda Seika Co. Ltd. ..................... 77,400 618,791
Kamigumi Co. Ltd. ........................ 733,000 23,803,665
Kanadevia Corp. ......................... 1,201,100 8,835,486
Kanamoto Co. Ltd. ........................ 156,500 5,098,582
Kandenko Co. Ltd. ........................ 921,400 30,647,636
Kaneka Corp. ........................... 257,500 9,160,899
Kanematsu Corp. ......................... 1,387,700 18,113,811
Kansai Electric Power Co., Inc. (The) ........... 6,928,700 104,931,528
Kansai Paint Co. Ltd. ...................... 1,037,900 18,372,451
Kao Corp. .............................. 6,573,200 135,119,093
Kasumigaseki Capital Co. Ltd. ................ 144,200 6,689,330
Katitas Co. Ltd. .......................... 351,400 7,445,417
Kato Sangyo Co. Ltd. ...................... 82,500 3,294,188
Kawasaki Heavy Industries Ltd. ............... 5,421,800 92,629,555
Kawasaki Kisen Kaisha Ltd. .................. 2,544,000 45,331,120

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Japan (continued)
KDDI Corp. ............................. 21,718,000 $ 400,126,258
KDX Realty Investment Corp. , Class A .......... 31,028 30,325,324
Keihan Holdings Co. Ltd. .................... 717,400 14,703,053
Keihanshin Building Co. Ltd.
(a)
................ 185,200 1,326,494
Keikyu Corp. ............................ 1,581,100 15,434,180
Keio Corp. ............................. 3,623,300 18,408,039
Keisei Electric Railway Co. Ltd. ............... 2,761,200 22,191,348
Keiyo Bank Ltd. (The) ...................... 749,900 12,283,087
Kewpie Corp. ........................... 745,400 21,330,607
Keyence Corp. .......................... 1,394,700 699,562,855
KH Neochem Co. Ltd. ...................... 191,800 3,946,525
Kikkoman Corp. .......................... 5,000,700 51,502,030
Kinden Corp. ............................ 876,700 38,582,164
Kintetsu Group Holdings Co. Ltd. .............. 1,250,500 27,162,727
Kioxia Holdings Corp.
(b)
..................... 2,327,500 648,758,928
Kirin Holdings Co. Ltd. ..................... 5,546,100 102,601,464
Kissei Pharmaceutical Co. Ltd. ................ 164,600 4,202,920
Kitz Corp. .............................. 685,700 9,309,381
Kiyo Bank Ltd. (The) ....................... 589,500 17,144,748
Kobayashi Pharmaceutical Co. Ltd. ............. 365,500 12,831,400
Kobe Bussan Co. Ltd. ...................... 1,105,300 19,324,684
Kobe Steel Ltd. .......................... 2,552,500 33,037,801
Koei Tecmo Holdings Co. Ltd. ................ 698,032 7,067,154
Kohnan Shoji Co. Ltd. ...................... 154,100 4,055,910
Koito Manufacturing Co. Ltd. ................. 1,397,300 23,353,092
Kokusai Electric Corp. ..................... 1,633,100 73,513,536
Kokuyo Co. Ltd. .......................... 2,768,500 15,762,817
Komatsu Ltd. ........................... 6,412,200 278,226,833
KOMEDA Holdings Co. Ltd. .................. 368,400 6,691,656
Komeri Co. Ltd. .......................... 118,700 2,872,043
Konami Group Corp. ...................... 725,500 93,458,561
Konica Minolta, Inc. ....................... 3,472,800 12,688,308
Konishi Co. Ltd. .......................... 215,100 1,896,180
Konoike Transport Co. Ltd. .................. 44,600 834,044
Kose Holdings Corp. ...................... 290,000 10,321,271
Koshidaka Holdings Co. Ltd. ................. 376,400 2,475,485
Kotobuki Spirits Co. Ltd. .................... 790,100 12,596,860
Kraftia Corp. ............................ 294,000 15,460,795
K's Holdings Corp. ........................ 965,100 11,431,962
Kubota Corp. ........................... 7,095,500 120,378,587
Kumagai Gumi Co. Ltd. ..................... 1,090,700 9,713,391
Kumiai Chemical Industry Co. Ltd. ............. 713,027 3,273,330
Kura Sushi, Inc.
(a)
......................... 325,800 3,412,622
Kurabo Industries Ltd. ..................... 31,000 1,911,775
Kuraray Co. Ltd. ......................... 2,004,200 22,987,104
Kureha Corp. ........................... 223,600 5,980,864
Kurita Water Industries Ltd. .................. 757,700 40,716,771
Kusuri no Aoki Holdings Co. Ltd. .............. 319,300 8,067,540
KYB Corp. ............................. 208,500 5,850,153
Kyocera Corp. ........................... 8,849,500 201,828,658
Kyoei Steel Ltd. .......................... 84,500 1,022,611
Kyokuto Kaihatsu Kogyo Co. Ltd. .............. 156,400 2,297,751
Kyorin Pharmaceutical Co. Ltd. ............... 585,600 4,189,697
Kyoritsu Maintenance Co. Ltd. ................ 488,500 10,616,278
Kyoto Financial Group, Inc. .................. 1,666,600 45,938,121
Kyowa Kirin Co. Ltd. ....................... 1,715,400 27,536,508
Kyushu Electric Power Co., Inc. ............... 3,147,100 34,866,819
Kyushu Financial Group, Inc. ................. 2,560,200 23,532,867
Kyushu Railway Co. ....................... 953,900 21,525,459
LaSalle Logiport REIT ...................... 13,417 12,834,538
Lasertec Corp. .......................... 578,500 132,900,046
Leopalace21 Corp. ........................ 1,498,900 6,341,473
Life Corp. .............................. 233,000 3,773,329
LIFENET INSURANCE CO.
(a) (b)
............... 435,200 4,542,185
Security Shares Value
a
Japan (continued)
Lintec Corp. ............................ 247,200 $ 9,476,484
Lion Corp. ............................. 1,935,200 20,745,570
Lixil Corp. .............................. 2,024,800 21,991,019
LY Corp. ............................... 18,853,400 52,530,146
M&A Capital Partners Co. Ltd. ................ 79,200 1,920,887
M3, Inc. ............................... 2,962,300 33,187,174
Mabuchi Motor Co. Ltd. ..................... 1,480,400 15,335,137
Macnica Holdings, Inc. ..................... 989,100 20,023,956
Maeda Kosen Co. Ltd. ..................... 241,500 2,974,556
Makino Milling Machine Co. Ltd. ............... 178,700 15,523,914
Makita Corp. ............................ 1,614,600 52,006,919
Mani, Inc. .............................. 642,300 6,055,218
Marubeni Corp. .......................... 10,431,800 337,162,721
Marui Group Co. Ltd. ...................... 1,187,800 22,153,902
Maruichi Steel Tube Ltd. .................... 1,149,100 12,832,518
Maruwa Co. Ltd. ......................... 63,700 21,569,159
Matsuda Sangyo Co. Ltd. ................... 102,400 3,442,860
Matsui Securities Co. Ltd. ................... 1,319,100 8,640,911
MatsukiyoCocokara & Co. ................... 2,386,050 38,009,137
Max Co. Ltd. ............................ 428,400 4,911,248
Maxell Ltd. ............................. 519,700 6,681,601
Maxvalu Tokai Co. Ltd. ..................... 2,500 51,349
Mazda Motor Corp. ....................... 4,271,200 31,139,559
McDonald's Holdings Co. Japan Ltd.
(a)
........... 673,100 34,182,760
Mebuki Financial Group, Inc. ................. 6,823,710 63,228,417
MEC Co. Ltd. ........................... 97,700 5,070,923
Medipal Holdings Corp. ..................... 1,290,800 23,242,785
Megachips Corp. ......................... 74,800 4,174,350
Megmilk Snow Brand Co. Ltd. ................ 271,900 6,409,592
Meidensha Corp. ......................... 254,400 14,999,203
MEIJI Holdings Co. Ltd. .................... 1,774,500 42,258,763
Meiko Electronics Co. Ltd. ................... 142,700 17,924,486
MEITEC Group Holdings, Inc. ................ 589,100 12,331,138
Menicon Co. Ltd. ......................... 578,500 6,287,844
Mercari, Inc.
(b)
........................... 845,300 22,873,718
Metaplanet, Inc.
(a) (b)
....................... 3,733,800 5,437,297
METAWATER Co. Ltd. ..................... 126,700 2,430,166
Micronics Japan Co. Ltd. .................... 207,100 16,887,465
Milbon Co. Ltd. .......................... 164,500 2,869,005
MINEBEA MITSUMI, Inc. ................... 2,481,259 56,508,498
Mirai Corp. ............................. 11,918 3,121,230
MIRAIT ONE Corp. ....................... 734,800 16,231,633
MIRARTH Real Estate Investment Corp. ......... 7,996 4,147,083
MISUMI Group, Inc. ....................... 2,038,100 48,488,331
Mitani Sekisan Co. Ltd. ..................... 60,000 715,230
Mitsubishi Chemical Group Corp. .............. 8,737,800 64,300,160
Mitsubishi Corp. .......................... 22,392,500 669,373,808
Mitsubishi Electric Corp. .................... 14,076,700 507,086,204
Mitsubishi Estate Co. Ltd. ................... 7,672,000 186,254,443
Mitsubishi Estate Logistics REIT Investment Corp. .. 11,102 8,671,067
Mitsubishi Gas Chemical Co., Inc. ............. 1,080,900 27,919,966
Mitsubishi HC Capital, Inc. ................... 6,287,870 57,893,685
Mitsubishi Heavy Industries Ltd. ............... 23,775,800 555,457,997
Mitsubishi Logistics Corp. ................... 1,911,300 19,163,717
Mitsubishi Materials Corp. ................... 845,300 21,939,305
Mitsubishi Motors Corp.
(a)
................... 4,898,100 11,214,283
Mitsubishi Pencil Co. Ltd.
(a)
.................. 169,700 2,943,463
Mitsubishi UFJ Financial Group, Inc. ............ 79,166,300 1,768,297,888
Mitsuboshi Belting Ltd. ..................... 166,300 4,246,939
Mitsui & Co. Ltd. ......................... 17,525,300 537,751,124
Mitsui Chemicals, Inc. ...................... 2,498,700 32,852,346
Mitsui DM Sugar Co. Ltd. ................... 108,800 2,341,786
Mitsui E&S Co. Ltd. ....................... 718,600 21,672,492
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 16,381 12,620,736

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Mitsui Fudosan Co. Ltd. .................... 18,495,400 $ 180,171,247
Mitsui Fudosan Logistics Park, Inc. ............. 22,398 15,171,268
Mitsui Fudosan Retail Fund Investment Corp. ...... 17,681 9,097,587
Mitsui High-Tec, Inc. ....................... 773,500 4,322,624
Mitsui Kinzoku Co. Ltd. ..................... 402,900 75,855,188
Mitsui OSK Lines Ltd. ...................... 2,482,200 91,697,233
Mitsui-Soko Holdings Co. Ltd. ................ 374,400 8,450,631
Miura Co. Ltd. ........................... 692,000 13,874,876
MIXI, Inc. .............................. 228,500 4,157,518
Mizuho Financial Group, Inc. ................. 17,551,270 909,931,393
Mizuho Leasing Co. Ltd. .................... 951,100 8,131,192
Mizuno Corp. ........................... 373,500 8,613,222
Mochida Pharmaceutical Co. Ltd. .............. 134,900 2,631,462
Modec, Inc. ............................. 345,300 22,301,816
Monex Group, Inc. ........................ 1,579,200 6,952,932
Money Forward, Inc.
(a) (b)
.................... 312,000 10,877,279
Monogatari Corp. (The) ..................... 242,600 8,334,149
MonotaRO Co. Ltd. ....................... 1,848,100 23,321,536
Mori Hills REIT Investment Corp. , Class A ........ 11,894 9,699,044
Mori Trust REIT, Inc. ....................... 16,956 8,113,960
Morinaga & Co. Ltd. ....................... 563,300 9,350,274
Morinaga Milk Industry Co. Ltd. ............... 2,184,600 16,353,091
Morita Holdings Corp. ...................... 90,400 1,422,680
MOS Food Services, Inc. ................... 197,900 4,794,975
MS&AD Insurance Group Holdings, Inc. ......... 8,943,700 275,318,969
MTG Co. Ltd. ........................... 107,600 5,131,295
Muninova Holdings, Inc. .................... 2,595,700 7,237,407
Murata Manufacturing Co. Ltd. ................ 12,002,600 546,890,282
Musashi Seimitsu Industry Co. Ltd. ............. 330,700 6,534,771
Musashino Bank Ltd. (The) .................. 554,600 8,849,424
Nabtesco Corp. .......................... 778,800 22,385,002
Nachi-Fujikoshi Corp. ...................... 86,300 2,918,521
Nagase & Co. Ltd. ........................ 2,893,700 20,410,022
Nagawa Co. Ltd. ......................... 22,000 716,535
Nagoya Railroad Co. Ltd. ................... 1,348,700 16,032,326
Nakanishi, Inc. .......................... 593,800 11,284,426
Namura Shipbuilding Co. Ltd. ................ 389,900 10,456,353
NANKAI Co. Ltd. ......................... 727,200 13,614,399
Nanto Bank Ltd. (The) ..................... 889,400 9,497,272
NEC Corp. ............................. 9,050,500 268,968,710
Nexon Co. Ltd. .......................... 2,296,700 35,994,907
Nextage Co. Ltd. ......................... 379,800 7,914,276
NGK Corp. ............................. 1,655,300 56,635,054
NH Foods Ltd. ........................... 621,000 24,394,268
NHK Spring Co. Ltd. ....................... 1,401,500 31,070,637
Nichias Corp. ........................... 1,510,300 31,302,867
Nichicon Corp. .......................... 452,800 8,046,624
Nichiha Corp. ........................... 127,000 2,443,445
Nichirei Corp. ........................... 1,563,000 21,646,526
NIDEC CORP.
(b)
.......................... 6,155,700 98,847,200
Nifco, Inc. .............................. 653,600 21,158,522
Nihon Dengi Co. Ltd. ...................... 316,000 4,122,467
Nihon Kohden Corp. ....................... 1,191,600 11,864,233
Nihon M&A Center Holdings, Inc. .............. 2,194,700 8,763,591
Nihon Parkerizing Co. Ltd. ................... 840,800 8,705,538
Nikkon Holdings Co. Ltd.
(a)
................... 712,800 22,498,077
Nikon Corp. ............................ 1,788,200 21,248,003
Nintendo Co. Ltd. ......................... 8,082,900 385,571,535
Nippn Corp. ............................ 338,300 5,961,992
Nippon Building Fund, Inc. ................... 56,113 47,331,664
Nippon Densetsu Kogyo Co. Ltd. .............. 174,300 4,360,701
Nippon Electric Glass Co. Ltd. ................ 537,500 17,706,691
NIPPON EXPRESS HOLDINGS, INC. ........... 1,439,200 47,498,133
Nippon Gas Co. Ltd. ....................... 785,400 13,993,703
Security Shares Value
a
Japan (continued)
Nippon Kanzai Holdings Co. Ltd. .............. 42,300 $ 743,317
Nippon Kayaku Co. Ltd. .................... 995,400 11,961,845
Nippon Light Metal Holdings Co. Ltd. ............ 535,360 9,005,886
Nippon Paint Holdings Co. Ltd. ................ 6,980,700 52,675,904
Nippon Paper Industries Co. Ltd. .............. 763,900 6,578,926
Nippon Prologis REIT, Inc. ................... 49,818 28,311,873
NIPPON REIT Investment Corp. ............... 12,304 6,471,190
Nippon Sanso Holdings Corp. ................ 1,250,700 44,961,716
Nippon Seiki Co. Ltd. ...................... 281,900 4,268,638
Nippon Shinyaku Co. Ltd. ................... 385,800 8,206,237
Nippon Shokubai Co. Ltd. ................... 731,800 9,844,254
Nippon Soda Co. Ltd. ...................... 254,600 6,079,073
Nippon Steel Corp. ........................ 34,753,940 141,581,275
Nippon Television Holdings, Inc. ............... 334,700 6,111,745
Nippon Yusen KK ......................... 2,863,700 109,958,847
Nipro Corp. ............................. 1,125,400 11,480,852
Nishimatsu Construction Co. Ltd. .............. 199,000 6,594,605
Nishimatsuya Chain Co. Ltd. ................. 356,200 4,460,642
Nishi-Nippon Financial Holdings, Inc. ........... 1,010,100 26,694,748
Nishi-Nippon Railroad Co. Ltd. ................ 595,200 11,642,790
Nishio Holdings Co. Ltd. .................... 35,000 938,877
Nissan Chemical Corp. ..................... 923,800 42,940,643
Nissan Motor Co. Ltd.
(b)
..................... 16,057,500 33,901,814
Nissan Shatai Co. Ltd. ..................... 241,100 1,456,869
Nisshin Oillio Group Ltd. (The) ................ 503,900 6,015,861
Nisshin Seifun Group, Inc. ................... 1,563,200 19,772,729
Nisshinbo Holdings, Inc. .................... 1,035,300 13,909,692
Nissin Foods Holdings Co. Ltd. ............... 1,383,300 25,007,556
Nissui Corp. ............................ 2,103,400 16,586,492
Niterra Co. Ltd. .......................... 1,082,900 63,239,868
Nitori Holdings Co. Ltd. ..................... 2,862,400 46,179,078
Nitta Corp. ............................. 100,500 3,999,490
Nittetsu Mining Co. Ltd. ..................... 308,300 5,775,719
Nitto Boseki Co. Ltd. ....................... 892,800 15,334,049
Nitto Denko Corp. ........................ 4,991,500 105,402,557
Nitto Kogyo Corp. ........................ 161,600 4,358,847
Noevir Holdings Co. Ltd. .................... 133,900 4,179,658
NOF Corp. ............................. 1,545,800 26,858,896
Nohmi Bosai Ltd. ......................... 49,900 1,386,347
Nojima Corp. ............................ 1,306,900 10,700,166
NOK Corp. ............................. 685,700 12,957,917
Nomura Co. Ltd. ......................... 720,800 5,273,907
Nomura Holdings, Inc. ..................... 21,692,500 209,863,900
Nomura Micro Science Co. Ltd.
(a)
.............. 225,800 5,529,449
Nomura Real Estate Holdings, Inc. ............. 3,951,000 22,704,308
Nomura Real Estate Master Fund, Inc. .......... 27,742 26,533,615
Nomura Research Institute Ltd. ............... 2,776,840 82,148,776
Noritake Co. Ltd. ......................... 256,800 5,392,529
Noritsu Koki Co. Ltd. ...................... 321,900 3,915,517
Noritz Corp. ............................ 135,500 2,015,984
North Pacific Bank Ltd. ..................... 2,440,000 17,493,532
NS Solutions Corp. ....................... 438,600 10,818,060
NS United Kaiun Kaisha Ltd. ................. 56,400 2,829,203
NSD Co. Ltd. ........................... 676,000 12,077,174
NSK Ltd. .............................. 2,694,800 19,194,912
NTN Corp. ............................. 3,408,400 8,240,304
NTT UD REIT Investment Corp. ............... 10,716 9,225,414
NTT, Inc. .............................. 221,056,900 211,885,955
Nxera Pharma Co. Ltd.
(b)
.................... 612,100 3,351,867
Obara Group, Inc.
(a)
....................... 63,400 2,270,633
Obayashi Corp. .......................... 4,661,800 91,624,348
OBIC Business Consultants Co. Ltd. ............ 213,400 10,829,996
Obic Co. Ltd. ............................ 2,353,200 67,498,153
Odakyu Electric Railway Co. Ltd. .............. 2,161,900 23,927,945

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Japan (continued)
Ogaki Kyoritsu Bank Ltd. (The) ................ 236,000 $ 10,503,343
Ohsho Food Service Corp. .................. 239,800 4,551,686
Oji Holdings Corp. ........................ 5,530,800 30,412,724
Okamoto Industries, Inc. .................... 43,900 1,641,866
Okamura Corp. .......................... 622,400 9,085,910
Okasan Securities Group, Inc. ................ 1,531,200 10,587,943
Oki Electric Industry Co. Ltd. ................. 661,400 11,171,824
Okinawa Cellular Telephone Co. ............... 236,800 5,741,992
OKUMA Corp. ........................... 304,600 9,303,088
Okumura Corp. .......................... 202,500 7,306,884
Olympus Corp. .......................... 7,835,900 89,559,464
Omron Corp. ............................ 1,288,800 43,096,726
Ono Pharmaceutical Co. Ltd. ................. 2,754,800 41,170,466
Open House Group Co. Ltd. ................. 563,300 29,932,408
Open Up Group, Inc. ...................... 346,900 4,377,989
Optorun Co. Ltd. ......................... 168,600 3,085,789
Oracle Corp. Japan ....................... 269,700 15,152,720
Organo Corp. ........................... 190,900 17,175,516
Orient Corp. ............................ 599,210 3,384,124
Oriental Land Co. Ltd. ..................... 7,931,400 158,308,000
ORIX Corp. ............................. 8,152,600 329,033,481
Orix JREIT, Inc. .......................... 37,892 24,519,876
Osaka Gas Co. Ltd. ....................... 2,639,900 90,572,096
Osaka Soda Co. Ltd. ...................... 570,900 6,251,139
OSG Corp.
(a)
............................ 610,800 13,935,160
Otsuka Corp. ........................... 1,599,600 33,007,017
Otsuka Holdings Co. Ltd. ................... 3,123,700 216,595,491
PAL GROUP Holdings Co. Ltd. ................ 718,600 6,752,189
Pan Pacific International Holdings Corp. ......... 13,815,800 78,342,068
Panasonic Holdings Corp. ................... 17,231,400 455,640,638
Park24 Co. Ltd. .......................... 985,500 12,197,755
Penta-Ocean Construction Co. Ltd. ............. 2,096,500 19,514,065
PeptiDream, Inc.
(b)
........................ 823,900 4,878,733
Persol Holdings Co. Ltd. .................... 12,570,200 20,841,701
PHC Holdings Corp. ....................... 131,700 909,785
Pigeon Corp. ............................ 953,400 12,083,892
PILLAR Corp. ........................... 118,800 6,866,822
Pilot Corp. ............................. 488,700 5,550,911
PKSHA Technology, Inc.
(a) (b)
.................. 165,400 2,900,591
Plus Alpha Consulting Co. Ltd. ................ 128,000 1,844,310
Pola Orbis Holdings, Inc. .................... 711,800 5,989,575
PowerX, Inc.
(a) (b)
.......................... 218,000 2,112,526
Prima Meat Packers Ltd. .................... 168,500 2,621,962
PS Construction Co. Ltd. .................... 114,500 1,620,004
QPS Holdings, Inc.
(b)
...................... 293,500 2,807,627
Raito Kogyo Co. Ltd. ...................... 234,900 5,534,228
Raiznext Corp. .......................... 161,100 2,918,309
Rakus Co. Ltd. .......................... 1,302,700 8,797,863
Rakuten Bank Ltd.
(b)
....................... 685,200 23,417,870
Rakuten Group, Inc.
(b)
...................... 10,759,200 56,100,064
Recruit Holdings Co. Ltd. ................... 9,820,600 776,621,054
Relo Group, Inc. ......................... 744,200 9,389,489
Renesas Electronics Corp. .................. 12,798,700 256,533,971
Rengo Co. Ltd. .......................... 1,536,200 14,359,044
Resona Holdings, Inc. ..................... 15,351,538 208,179,121
Resonac Holdings Corp. .................... 1,296,800 108,022,239
Resorttrust, Inc. .......................... 1,310,600 14,699,807
Ricoh Co. Ltd. ........................... 3,625,500 35,576,970
Ricoh Leasing Co. Ltd. ..................... 65,300 2,744,635
Rigaku Holdings Corp. ..................... 963,900 12,199,470
Riken Keiki Co. Ltd. ....................... 125,800 2,718,372
Rinnai Corp. ............................ 796,400 17,809,339
Rohm Co. Ltd. ........................... 2,350,100 62,316,515
Rohto Pharmaceutical Co. Ltd. ................ 1,389,000 20,801,949
Security Shares Value
a
Japan (continued)
Roland Corp. ........................... 69,400 $ 1,823,436
Rorze Corp. ............................ 724,800 17,455,358
Round One Corp. ........................ 1,334,300 10,138,770
Royal Holdings Co. Ltd.
(a)
................... 394,200 3,293,072
RS Technologies Co. Ltd. ................... 102,400 3,951,426
Ryohin Keikaku Co. Ltd. .................... 3,715,500 97,458,543
Ryoyo Ryosan Holdings, Inc. ................. 281,204 5,137,556
S Foods, Inc. ........................... 48,700 837,613
Saizeriya Co. Ltd. ........................ 274,800 13,634,937
Sakai Moving Service Co. Ltd. ................ 61,800 1,152,487
Sakata INX Corp. ......................... 49,900 778,350
Sakata Seed Corp. ........................ 219,000 5,907,016
Sakura Internet, Inc.
(a)
...................... 217,900 4,176,840
Samty Residential Investment Corp. ............ 733 420,283
San-A Co. Ltd. ........................... 277,300 5,673,056
San-Ai Obbli Co. Ltd. ...................... 164,000 2,385,233
SanBio Co. Ltd.
(a) (b)
........................ 452,500 2,602,549
Sangetsu Corp. .......................... 310,800 6,020,978
San-In Godo Bank Ltd. (The) ................. 1,038,500 15,051,156
Sanken Electric Co. Ltd.
(b)
................... 163,900 8,378,039
Sanki Engineering Co. Ltd. .................. 821,400 11,684,137
Sankyo Co. Ltd. .......................... 1,435,600 16,659,853
Sankyu, Inc. ............................ 290,800 17,201,627
Sanrio Co. Ltd.
(a)
......................... 7,076,100 56,593,679
Sansan, Inc. ............................ 582,400 7,401,932
Santec Holdings Corp. ..................... 37,500 3,903,326
Santen Pharmaceutical Co. Ltd. ............... 2,212,000 26,115,312
Sanwa Holdings Corp. ..................... 1,366,100 29,283,806
Sanyo Chemical Industries Ltd. ............... 21,100 638,650
Sanyo Denki Co. Ltd. ...................... 183,500 6,211,919
Sapporo Breweries Ltd. .................... 2,513,100 31,732,103
Sawai Group Holdings Co. Ltd. ............... 772,000 7,974,208
SBI Holdings, Inc. ........................ 4,011,300 75,726,428
SBS Holdings, Inc. ........................ 58,000 1,616,260
SCREEN Holdings Co. Ltd. .................. 1,149,200 87,666,289
Secom Co. Ltd. .......................... 2,981,100 128,413,953
Sega Sammy Holdings, Inc. .................. 1,176,700 20,327,652
Seibu Holdings, Inc. ....................... 1,510,500 33,827,456
Seiko Epson Corp. ........................ 2,006,500 36,753,164
Seiko Group Corp. ........................ 381,200 18,638,047
Seikoh Giken Co. Ltd.
(a)
.................... 38,300 4,366,120
Seino Holdings Co. Ltd. .................... 652,900 10,780,714
Seiren Co. Ltd. .......................... 310,000 6,131,756
Sekisui Chemical Co. Ltd. ................... 2,643,200 43,991,920
Sekisui House Ltd. ........................ 4,388,900 96,082,970
Sekisui House REIT, Inc. .................... 30,985 14,736,504
Senko Group Holdings Co. Ltd. ............... 909,700 12,574,447
Senshu Ikeda Holdings, Inc. ................. 1,811,400 10,619,011
Septeni Holdings Co. Ltd. ................... 342,000 1,105,548
Seria Co. Ltd. ........................... 357,000 8,649,865
Seven & i Holdings Co. Ltd. .................. 14,006,300 185,725,167
Seven Bank Ltd. ......................... 5,002,000 9,985,701
SG Holdings Co. Ltd. ...................... 2,082,600 20,700,996
Sharp Corp.
(a) (b)
.......................... 1,755,899 6,783,156
Shibaura Machine Co. Ltd. .................. 145,300 3,723,465
Shibaura Mechatronics Corp. ................. 505,500 13,467,750
SHIFT, Inc.
(a) (b)
........................... 1,480,900 8,321,121
Shiga Bank Ltd. (The) ...................... 1,265,100 18,797,704
Shikoku Electric Power Co., Inc. ............... 1,220,100 12,661,259
Shikoku Kasei Holdings Corp. ................ 387,600 6,632,670
Shimadzu Corp. .......................... 1,736,200 44,155,929
Shimamura Co. Ltd. ....................... 983,800 20,714,182
Shimano, Inc. ........................... 532,100 67,167,051
Shimizu Corp. ........................... 3,647,400 53,729,213

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Shin-Etsu Chemical Co. Ltd. ................. 12,128,300 $ 432,375,172
Shin-Etsu Polymer Co. Ltd. .................. 123,700 1,636,127
Shinmaywa Industries Ltd. ................... 634,400 7,771,147
Shionogi & Co. Ltd. ....................... 5,597,900 101,217,249
Ship Healthcare Holdings, Inc. ................ 682,200 10,928,828
Shiseido Co. Ltd. ......................... 2,934,400 57,965,048
Shizuoka Financial Group, Inc. ................ 3,094,300 61,035,111
Shizuoka Gas Co. Ltd. ..................... 137,200 1,081,603
SHO-BOND Holdings Co. Ltd. ................ 1,599,800 13,241,030
Shochiku Co. Ltd.
(a)
....................... 62,500 4,529,242
Showa Sangyo Co. Ltd. .................... 79,900 1,775,788
Simplex Holdings, Inc. ..................... 936,500 6,697,864
Sinfonia Technology Co. Ltd. ................. 161,100 13,107,359
SKY Perfect JSAT Corp. .................... 966,000 12,582,547
Skylark Holdings Co. Ltd. ................... 1,646,700 32,450,434
SMC Corp. ............................. 401,500 173,472,200
SMS Co. Ltd. ........................... 572,200 7,944,715
Socionext, Inc. .......................... 1,266,300 14,867,657
SoftBank Corp. .......................... 210,493,600 295,444,116
SoftBank Group Corp. ..................... 27,536,600 857,695,648
Sojitz Corp. ............................. 1,555,100 51,956,662
Sompo Holdings, Inc. ...................... 6,113,300 271,409,738
Sony Financial Group, Inc. .................. 42,133,400 40,847,798
Sony Group Corp. ........................ 43,298,600 1,011,839,095
SOSiLA Logistics REIT, Inc. .................. 3,743 2,555,775
Sotetsu Holdings, Inc. ...................... 648,000 10,706,906
Square Enix Holdings Co. Ltd. ................ 1,733,200 30,114,901
Stanley Electric Co. Ltd. .................... 800,400 17,441,279
Star Asia Investment Corp. .................. 16,969 5,699,408
Starts Corp., Inc. ......................... 143,300 4,249,227
Subaru Corp. ........................... 3,923,600 66,789,251
Sugi Holdings Co. Ltd. ..................... 765,500 13,579,861
SUMCO Corp. ........................... 2,580,200 52,455,506
Sumitomo Bakelite Co. Ltd. .................. 562,400 22,519,474
Sumitomo Chemical Co. Ltd. ................. 10,652,400 34,469,124
Sumitomo Corp. ......................... 30,215,000 313,630,405
Sumitomo Electric Industries Ltd. .............. 21,127,200 279,620,410
Sumitomo Forestry Co. Ltd. .................. 3,414,800 28,801,843
Sumitomo Heavy Industries Ltd. ............... 763,500 24,681,608
Sumitomo Metal Mining Co. Ltd. ............... 1,766,300 88,783,834
Sumitomo Mitsui Financial Group, Inc. ........... 26,858,600 1,154,084,689
Sumitomo Mitsui Trust Group, Inc. ............. 18,178,400 186,922,691
Sumitomo Osaka Cement Co. Ltd. ............. 224,800 7,599,554
Sumitomo Pharma Co. Ltd.
(b)
................. 1,718,000 13,388,619
Sumitomo Realty & Development Co. Ltd. ........ 4,372,500 98,006,642
Sumitomo Rubber Industries Ltd. .............. 1,387,700 19,634,186
Sumitomo Warehouse Co. Ltd. (The) ........... 610,700 15,535,974
Sun Corp.
(a)
............................. 84,500 5,136,533
Sundrug Co. Ltd. ......................... 543,300 12,907,665
Suntory Beverage & Food Ltd. ................ 952,200 27,606,222
Suruga Bank Ltd. ......................... 885,200 14,335,301
Suzuken Co. Ltd. ......................... 411,300 13,121,701
Suzuki Motor Corp. ....................... 11,441,900 149,357,350
SWCC Corp. ............................ 200,300 13,807,122
Synspective, Inc.
(a) (b)
....................... 402,300 2,867,744
Sysmex Corp. ........................... 3,506,400 35,405,886
Systena Corp. ........................... 2,234,000 5,884,635
T Hasegawa Co. Ltd. ...................... 137,000 2,781,813
T&D Holdings, Inc. ........................ 3,316,900 104,534,849
Tadano Ltd. ............................ 798,400 6,635,017
Taihei Dengyo Kaisha Ltd. ................... 171,300 2,570,249
Taiheiyo Cement Corp. ..................... 829,800 21,012,765
Taikisha Ltd. ............................ 289,300 7,581,034
Taisei Corp. ............................ 1,082,200 87,660,825
Security Shares Value
a
Japan (continued)
Taiyo Holdings Co. Ltd. ..................... 599,100 $ 17,672,116
Taiyo Yuden Co. Ltd. ...................... 894,200 55,298,328
Takamatsu Construction Group Co. Ltd. .......... 75,700 1,764,054
Takara Holdings, Inc. ...................... 1,126,200 14,692,334
Takasago Thermal Engineering Co. Ltd. ......... 684,900 18,137,695
Takashimaya Co. Ltd.. ...................... 1,809,400 25,866,920
Takeda Pharmaceutical Co. Ltd. ............... 11,628,780 399,281,423
Takeuchi Manufacturing Co. Ltd. .............. 236,900 10,969,954
Takuma Co. Ltd. ......................... 610,000 12,868,731
Tama Home Co. Ltd.
(a)
..................... 129,000 2,459,860
Tamron Co. Ltd. .......................... 1,002,400 9,004,339
TBS Holdings, Inc. ........................ 214,300 8,065,833
TDK Corp. ............................. 14,023,600 269,652,181
Techno Ryowa Ltd. ....................... 65,800 2,293,199
Teijin Ltd. .............................. 1,167,200 11,895,545
Tekscend Photomask Corp. .................. 326,500 7,862,252
Terumo Corp. ........................... 9,847,000 144,454,455
THK Co. Ltd. ............................ 763,900 31,434,078
Timee, Inc.
(a) (b)
........................... 512,100 4,722,516
TISI, Inc. .............................. 1,487,700 35,666,646
TKC Corp. ............................. 102,100 2,477,799
Toa Corp. .............................. 569,400 7,142,992
Toagosei Co. Ltd. ......................... 818,000 9,144,125
Tobu Railway Co. Ltd. ...................... 1,207,900 23,430,257
Tocalo Co. Ltd. .......................... 633,900 11,369,670
Toda Corp. ............................. 1,742,500 16,176,400
Toei Animation Co. Ltd. ..................... 533,600 9,853,347
Toei Co. Ltd. ............................ 185,900 7,067,526
Toenec Corp. ........................... 179,500 2,286,003
Toho Bank Ltd. (The) ...................... 1,249,700 6,669,892
Toho Co. Ltd. ........................... 3,793,100 36,284,832
Toho Gas Co. Ltd. ........................ 2,307,400 16,711,283
Toho Holdings Co. Ltd. ..................... 549,000 13,844,849
Tohoku Electric Power Co., Inc. ............... 3,419,000 25,123,723
Tokai Carbon Co. Ltd. ...................... 1,485,000 14,162,335
TOKAI Holdings Corp. ..................... 971,100 7,068,364
Tokai Rika Co. Ltd. ........................ 269,100 5,306,518
Tokai Tokyo Financial Holdings, Inc. ............ 2,285,400 11,413,966
Token Corp. ............................ 52,210 4,375,744
Tokio Marine Holdings, Inc. .................. 13,250,400 675,324,579
Tokuyama Corp. ......................... 558,200 13,093,439
Tokyo Century Corp. ....................... 977,900 15,979,968
Tokyo Electric Power Co. Holdings, Inc.
(b)
......... 10,961,000 35,385,623
Tokyo Electron Device Ltd. .................. 128,600 3,184,959
Tokyo Electron Ltd. ....................... 3,321,100 1,110,366,780
Tokyo Gas Co. Ltd. ....................... 2,231,100 86,131,306
Tokyo Kiraboshi Financial Group, Inc. ........... 1,563,900 16,441,636
Tokyo Metro Co. Ltd. ...................... 1,997,300 18,296,501
Tokyo Ohka Kogyo Co. Ltd. .................. 704,300 38,143,368
Tokyo Seimitsu Co. Ltd. .................... 286,100 29,791,097
Tokyo Steel Manufacturing Co. Ltd. ............. 547,800 6,079,208
Tokyo Tatemono Co. Ltd. .................... 1,331,600 28,098,441
Tokyotokeiba Co. Ltd. ...................... 74,000 2,331,931
Tokyu Construction Co. Ltd. .................. 776,200 5,637,062
Tokyu Corp. ............................ 3,413,300 37,471,007
Tokyu Fudosan Holdings Corp. ................ 3,979,500 33,075,315
Tokyu REIT, Inc. ......................... 7,173 8,539,736
TOMONY Holdings, Inc. .................... 1,096,100 6,788,503
Tomy Co. Ltd. ........................... 684,800 15,577,788
TOPPAN Holdings, Inc. ..................... 1,647,100 46,186,090
Topre Corp. ............................. 181,500 3,179,363
Toray Industries, Inc. ...................... 9,758,300 70,096,344
Toridoll Holdings Corp.
(a)
.................... 361,100 9,863,897
Tosei Corp. ............................. 196,400 2,228,417

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Japan (continued)
Toshiba TEC Corp. ........................ 164,000 $ 3,218,221
Tosoh Corp. ............................ 1,940,000 32,627,838
Totetsu Kogyo Co. Ltd. ..................... 125,000 3,256,660
TOTO Ltd. ............................. 989,000 42,921,781
Towa Corp. ............................. 451,700 7,326,069
Towa Pharmaceutical Co. Ltd. ................ 158,000 3,952,164
Toyo Engineering Corp.
(b)
................... 199,100 2,388,920
Toyo Seikan Group Holdings Ltd. .............. 852,000 21,648,441
Toyo Suisan Kaisha Ltd. .................... 670,300 43,492,597
Toyo Tanso Co. Ltd. ....................... 106,900 4,338,192
Toyo Tire Corp. .......................... 927,800 24,609,344
Toyobo Co. Ltd. .......................... 722,600 6,797,398
Toyoda Gosei Co. Ltd. ..................... 637,600 22,012,151
Toyota Boshoku Corp. ..................... 653,700 9,121,511
Toyota Motor Corp. ....................... 70,008,825 1,324,893,570
Toyota Tsusho Corp. ....................... 4,826,100 200,308,895
Transcosmos, Inc. ........................ 115,500 2,747,367
TRE Holdings Corp. ....................... 251,200 3,159,953
Trend Micro, Inc. ......................... 898,100 36,186,122
Tri Chemical Laboratories, Inc. ................ 224,700 4,496,015
Trial Holdings, Inc.
(a)
....................... 395,800 7,782,009
Trusco Nakayama Corp. .................... 278,500 4,199,275
TS Tech Co. Ltd. ......................... 638,700 7,326,417
Tsubakimoto Chain Co. ..................... 378,500 6,073,008
Tsuburaya Fields Holdings, Inc. ............... 331,400 5,011,263
Tsugami Corp. ........................... 265,100 9,728,229
Tsumura & Co. .......................... 454,500 10,876,715
Tsuruha Holdings, Inc. ..................... 1,676,400 25,540,326
TV Asahi Holdings Corp. .................... 115,400 2,262,214
UACJ Corp. ............................ 1,059,300 15,461,900
UBE Corp. ............................. 667,700 13,222,529
Ulvac, Inc. ............................. 314,400 16,581,986
Umios Corp. ............................ 823,400 6,747,390
U-Next Holdings Co. Ltd. .................... 557,900 5,989,368
Unicharm Corp. .......................... 7,818,800 49,594,275
Union Tool Co. .......................... 62,000 5,899,282
United Super Markets Holdings, Inc. ............ 793,200 4,092,378
United Urban Investment Corp. ............... 21,643 22,117,152
Unitika Ltd.
(b)
............................ 410,200 2,125,308
Ushio, Inc. ............................. 654,300 15,184,417
USS Co. Ltd. ............................ 2,903,200 36,664,147
UT Group Co. Ltd. ........................ 3,216,600 3,704,420
Valor Holdings Co. Ltd. ..................... 219,100 4,472,101
Visional, Inc.
(b)
........................... 185,800 10,237,646
Wacoal Holdings Corp. ..................... 288,100 7,944,427
Wacom Co. Ltd. .......................... 1,005,700 4,851,027
West Holdings Corp. ...................... 142,330 2,235,871
West Japan Railway Co. .................... 2,934,500 55,373,463
WingArc1st, Inc. ......................... 105,300 2,113,399
Workman Co. Ltd. ........................ 151,000 5,538,335
Yakult Honsha Co. Ltd. ..................... 1,815,200 32,124,762
Yamada Holdings Co. Ltd. ................... 3,722,400 16,626,754
Yamaguchi Financial Group, Inc. .............. 1,387,400 25,654,730
Yamaha Corp. ........................... 2,786,300 21,598,347
Yamaha Motor Co. Ltd. ..................... 6,456,700 54,009,519
Yamaichi Electronics Co. Ltd. ................. 117,200 6,084,315
Yamanashi Chuo Bank Ltd. (The) .............. 180,600 7,189,147
Yamato Holdings Co. Ltd. ................... 1,732,200 22,479,046
Yamato Kogyo Co. Ltd. ..................... 247,500 20,835,578
Yamazaki Baking Co. Ltd. ................... 876,400 18,520,775
Yamazen Corp. .......................... 577,400 6,396,622
Yaskawa Electric Corp. ..................... 1,673,800 49,842,070
Yellow Hat Ltd. .......................... 325,600 3,686,826
Yodoko Ltd. ............................ 761,800 6,597,473
Security Shares Value
a
Japan (continued)
Yokogawa Bridge Holdings Corp. .............. 158,200 $ 2,926,970
Yokogawa Electric Corp. .................... 1,655,100 59,028,641
Yokohama Financial Group, Inc. ............... 7,416,100 84,415,968
Yokohama Rubber Co. Ltd. (The) .............. 929,500 44,152,042
Yonex Co. Ltd. ........................... 412,000 6,703,937
Yoshinoya Holdings Co. Ltd.
(a)
................ 577,200 13,941,608
Yuasa Co. Ltd. .......................... 68,100 2,470,180
Zacros Corp. ............................ 55,600 467,372
Zenkoku Hosho Co. Ltd. .................... 892,300 17,553,810
Zensho Holdings Co. Ltd. ................... 707,000 44,146,129
Zeon Corp. ............................. 1,020,600 14,312,399
ZERIA Pharmaceutical Co. Ltd. ............... 25,200 330,156
Zojirushi Corp. ........................... 165,200 1,491,610
ZOZO, Inc. ............................. 3,138,400 22,546,062
Zuken, Inc. ............................. 50,700 1,537,908
47,251,717,185
a
Jersey  —  0 .0%
Rosebank Industries PLC
(b)
.................. 5,758,998 26,125,659
a
Netherlands  —  5 .0%
Aalberts N.V. ............................ 723,411 35,827,754
ABN AMRO Bank N.V., CVA ................. 4,570,129 206,741,250
Adyen N.V.
(b) (d)
........................... 199,815 203,254,961
Aegon Ltd. ............................. 9,239,655 87,808,143
AerCap Holdings N.V. ...................... 1,223,652 184,649,087
Akzo Nobel N.V. ......................... 1,209,713 84,731,328
Allfunds Group PLC ....................... 2,307,949 23,561,669
AMG Critical Materials N.V. .................. 251,298 8,602,298
Arcadis N.V. ............................ 527,973 24,847,311
Argo Properties N.V.
(a) (b)
.................... 46,827 1,940,998
ASM International N.V. ..................... 347,360 321,707,022
ASML Holding N.V. ....................... 2,879,500 4,745,257,347
ASR Nederland N.V. ....................... 1,180,976 96,552,864
Basic-Fit N.V.
(b) (d)
......................... 363,739 14,552,629
BE Semiconductor Industries N.V. ............. 526,313 120,693,477
Coca-Cola Europacific Partners PLC ............ 1,525,139 166,941,715
Corbion N.V. ............................ 428,581 9,366,195
CSG N.V.
(a) (b)
............................ 1,342,052 25,566,138
CVC Capital Partners PLC
(d)
................. 1,565,885 26,291,414
DSM-Firmenich AG ....................... 1,221,410 131,677,481
Eurocommercial Properties N.V. ............... 344,901 11,156,588
EXOR N.V. ............................. 641,789 51,394,965
Flow Traders Ltd.
(b)
........................ 297,818 9,087,537
Fugro N.V.
(a)
............................ 804,992 7,869,100
Havas N.V. ............................. 480,401 10,286,716
Heineken Holding N.V. ..................... 923,525 77,692,447
Heineken N.V. ........................... 2,110,770 191,109,773
IMCD N.V. ............................. 430,077 47,005,498
ING Groep N.V. .......................... 21,628,785 760,068,941
InPost SA
(b)
............................. 1,827,826 32,600,330
Koninklijke Ahold Delhaize N.V. ............... 6,558,359 259,856,796
Koninklijke BAM Groep N.V. ................. 2,021,415 27,108,350
Koninklijke Heijmans N.V. ................... 104,500 11,304,660
Koninklijke KPN N.V. ...................... 28,778,968 135,889,694
Koninklijke Philips N.V. ..................... 5,632,881 148,414,248
Koninklijke Vopak N.V. ..................... 462,179 26,163,796
Magnum Ice Cream Co. N.V. (The)
(b)
............ 3,635,745 67,944,441
NN Group N.V. .......................... 1,915,203 180,529,201
OCI N.V.
(b)
............................. 750,617 3,503,904
Pharming Group N.V.
(a) (b)
.................... 5,782,262 5,868,294
Pharvaris N.V.
(b)
.......................... 127,815 4,169,325
PostNL N.V. ............................ 2,447,412 2,539,611
Prosus N.V.
(b)
........................... 9,686,245 450,146,910
Randstad N.V. ........................... 787,769 33,303,628

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Netherlands (continued)
SBM Offshore N.V. ........................ 1,005,986 $ 37,569,448
Signify N.V.
(d)
............................ 918,895 15,706,296
Sligro Food Group N.V.
(a)
.................... 159,211 1,936,598
TKH Group N.V. ......................... 298,581 14,721,798
TomTom N.V.
(a) (b)
......................... 662,904 2,959,593
Universal Music Group N.V. .................. 7,586,739 125,177,793
Van Lanschot Kempen N.V. .................. 237,662 17,860,381
Wereldhave N.V. ......................... 281,083 6,211,774
Wolters Kluwer N.V. ....................... 1,698,135 133,318,206
9,431,047,721
a
New Zealand  —  0 .2%
Air New Zealand Ltd.
(a)
..................... 5,876,077 1,436,441
Auckland International Airport Ltd. ............. 12,142,699 62,258,141
Contact Energy Ltd. ....................... 6,648,205 35,552,203
EBOS Group Ltd. ......................... 1,350,641 17,510,662
Fisher & Paykel Healthcare Corp. Ltd. ........... 4,282,711 102,428,696
Fletcher Building Ltd.
(a) (b)
.................... 7,170,013 15,374,830
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 7,005,236 8,281,596
Infratil Ltd. ............................. 7,024,112 60,974,705
Kiwi Property Group Ltd. .................... 8,598,336 4,712,099
Mercury NZ Ltd. .......................... 5,171,912 20,409,054
Meridian Energy Ltd. ...................... 9,563,076 32,067,704
Ryman Healthcare Ltd.
(b)
.................... 6,789,370 8,568,553
Spark New Zealand Ltd. .................... 13,760,767 15,557,399
385,132,083
a
Norway  —  0 .9%
Aker ASA , Class A ........................ 175,071 23,550,977
Aker BP ASA ............................ 2,312,288 82,443,241
Aker Solutions ASA ....................... 2,019,341 8,989,684
Atea ASA
(b)
............................. 715,143 12,976,874
Austevoll Seafood ASA ..................... 747,750 6,715,707
Bakkafrost P/F .......................... 355,977 16,999,756
BLUENORD ASA
(b)
....................... 126,277 6,885,436
BW LPG Ltd.
(d)
.......................... 720,648 16,520,237
BW Offshore Ltd. ......................... 65,755 323,658
Cadeler A.S.
(a) (b)
.......................... 1,402,429 7,990,994
DNB Bank ASA .......................... 6,297,712 202,777,529
DNO ASA .............................. 3,509,066 6,240,211
DOF Group ASA ......................... 1,053,604 13,840,538
Elkem ASA
(b) (d)
........................... 2,581,064 8,475,391
Entra ASA
(d)
............................ 684,047 7,650,644
Equinor ASA ............................ 5,310,683 218,008,358
Europris ASA
(d)
.......................... 1,153,024 10,387,825
Frontline PLC ........................... 1,095,189 43,426,223
Gjensidige Forsikring ASA ................... 1,467,388 43,773,548
Hoegh Autoliners ASA ..................... 772,960 13,742,417
Kitron ASA ............................. 1,613,245 14,758,047
Kongsberg Gruppen ASA ................... 3,129,125 97,794,442
Kongsberg Maritime A.S.
(b)
.................. 3,291,517 18,510,985
Leroy Seafood Group ASA ................... 2,005,344 8,801,198
LINK Mobility Group Holding ASA
(a) (b)
............ 1,502,707 4,068,015
Mowi ASA .............................. 3,429,655 73,446,856
MPC Container Ships ASA .................. 2,704,878 6,952,343
NORBIT ASA ........................... 256,877 4,766,580
Nordic Semiconductor ASA
(b)
................. 1,326,008 22,404,136
Norsk Hydro ASA ......................... 9,670,870 89,204,351
Norwegian Air Shuttle ASA .................. 4,909,275 6,774,759
Odfjell Drilling Ltd. ........................ 709,607 6,813,425
Orkla ASA .............................. 5,142,533 57,122,960
Paratus Energy Services Ltd. ................. 698,881 3,530,540
Protector Forsikring ASA .................... 644,889 33,556,462
Salmar ASA ............................ 495,223 26,998,625
Security Shares Value
a
Norway (continued)
Scatec ASA
(b) (d)
.......................... 974,041 $ 9,419,007
SpareBank 1 Nord Norge ................... 640,280 10,701,373
Sparebank 1 Oestlandet .................... 90,425 1,857,445
SpareBank 1 SMN ........................ 1,339,799 27,793,466
SpareBank 1 Sor-Norge ASA ................. 1,439,772 32,253,655
Stolt-Nielsen Ltd. ......................... 173,158 5,814,163
Storebrand ASA .......................... 3,028,957 64,472,346
Subsea 7 SA ............................ 1,614,697 54,558,673
Telenor ASA ............................ 4,410,952 62,272,264
TGS ASA .............................. 1,483,664 20,106,035
TOMRA Systems ASA ..................... 1,682,049 18,695,311
Var Energi ASA .......................... 6,405,325 32,180,400
Vend Marketplaces ASA , Class B .............. 1,203,348 30,526,342
Wallenius Wilhelmsen ASA , Class B ............ 825,699 12,867,923
Wilh Wilhelmsen Holding ASA , Class A .......... 96,661 7,832,830
Yara International ASA ..................... 1,190,706 56,167,749
1,674,741,954
a
Portugal  —  0 .2%
Altri SGPS SA
(a)
.......................... 826,343 4,515,691
Banco Comercial Portugues SA , Class R ......... 56,734,424 69,902,809
Corticeira Amorim SGPS SA ................. 47,650 363,706
CTT-Correios de Portugal SA ................. 1,026,461 7,300,415
EDP Renewables SA ...................... 2,300,106 35,690,601
EDP SA ............................... 22,012,613 113,349,580
Galp Energia SGPS SA .................... 2,991,308 67,934,418
Jeronimo Martins SGPS SA .................. 1,960,582 39,319,266
Mota-Engil SGPS SA
(a)
..................... 873,662 4,669,215
Navigator Co. SA (The) ..................... 2,120,487 7,970,858
NOS SGPS SA .......................... 1,580,128 8,794,744
REN - Redes Energeticas Nacionais SGPS SA ..... 3,765,023 14,987,991
Sonae SGPS SA ......................... 8,344,306 19,600,485
394,399,779
a
Singapore  —  1 .9%
AEM Holdings Ltd. ........................ 1,768,900 11,379,246
AIMS APAC REIT ........................ 537,193 670,470
Bitdeer Technologies Group , Class A
(a) (b)
......... 911,060 9,584,351
CapitaLand Ascendas REIT .................. 29,756,638 59,601,855
CapitaLand Ascott Trust .................... 16,021,268 11,302,822
CapitaLand China Trust
(a)
................... 8,558,080 4,404,330
Capitaland India Trust ...................... 5,859,846 4,841,409
CapitaLand Integrated Commercial Trust ......... 46,232,105 89,724,312
CapitaLand Investment Ltd. .................. 18,212,900 37,743,435
CDL Hospitality Trusts
(a)
.................... 8,641,646 5,358,074
Centurion Accommodation REIT
(a)
............. 3,774,170 3,322,579
Centurion Corp. Ltd. ....................... 1,169,500 1,422,279
China Aviation Oil Singapore Corp. Ltd. .......... 1,842,500 2,497,969
City Developments Ltd. ..................... 4,137,000 25,301,603
ComfortDelGro Corp. Ltd.
(a)
.................. 14,808,900 15,479,160
DBS Group Holdings Ltd. ................... 15,194,990 876,700,754
Digital Core REIT Management Pte Ltd. ......... 6,298,700 3,086,906
ESR-REIT ............................. 5,188,142 10,599,901
Far East Hospitality Trust ................... 624,000 279,777
First Resources Ltd. ....................... 4,228,900 11,178,581
Frasers Centrepoint Trust ................... 10,258,854 18,148,002
Frasers Logistics & Commercial Trust ........... 21,099,386 16,287,017
Genting Singapore Ltd.
(a)
.................... 50,148,300 24,820,922
Golden Agri-Resources Ltd. .................. 49,224,700 10,939,249
Grab Holdings Ltd. , Class A
(a) (b)
............... 17,264,168 60,424,588
Hafnia Ltd. ............................. 2,095,839 16,087,817
Hong Leong Asia Ltd. ...................... 1,116,300 2,497,355
Hutchison Port Holdings Trust ................ 37,261,900 7,191,547
iFAST Corp. Ltd.
(a)
........................ 1,327,300 9,405,488
Keppel DC REIT ......................... 16,408,493 28,533,486

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Singapore (continued)
Keppel Infrastructure Trust .................. 27,299,969 $ 11,601,609
Keppel Ltd. ............................. 10,906,000 97,401,020
Keppel REIT
(a)
........................... 28,837,823 20,686,823
Lendlease Global Commercial REIT ............ 16,481,019 7,578,423
Mapletree Industrial Trust
(a)
.................. 16,242,120 24,441,306
Mapletree Logistics Trust ................... 25,091,479 24,239,535
Mapletree Pan Asia Commercial Trust ........... 16,318,556 16,923,150
NETLINK NBN TRUST ..................... 27,194,900 21,398,870
Olam Group Ltd.
(a)
........................ 5,917,500 6,458,396
Oversea-Chinese Banking Corp. Ltd. ........... 24,190,400 549,441,946
Parkway Life REIT ........................ 3,246,900 10,684,173
Raffles Medical Group Ltd. .................. 8,109,500 5,564,630
Riverstone Holdings Ltd.
(a)
................... 3,379,300 2,213,858
Sasseur REIT ........................... 298,200 160,441
SATS Ltd. .............................. 7,586,726 27,971,579
Sea Ltd. , ADR
(b)
.......................... 2,794,161 298,248,745
Seatrium Ltd.
(a)
.......................... 16,785,387 28,120,447
Sembcorp Industries Ltd.
(a)
.................. 6,619,500 28,471,031
Sheng Siong Group Ltd. .................... 5,892,800 15,336,575
SIA Engineering Co. Ltd.
(a)
................... 578,300 1,398,331
Singapore Airlines Ltd. ..................... 11,438,700 68,618,486
Singapore Exchange Ltd. ................... 5,850,200 111,529,325
Singapore Post Ltd.
(a)
...................... 12,090,000 3,205,271
Singapore Technologies Engineering Ltd. ......... 11,719,700 92,090,897
Singapore Telecommunications Ltd. ............ 54,182,000 187,464,147
Starhill Global REIT ....................... 13,214,200 5,719,815
StarHub Ltd.
(a)
........................... 5,074,100 4,348,747
Stoneweg Europe Stapled Trust , NVS ........... 1,154,840 2,118,533
Suntec REIT ............................ 16,290,200 18,796,045
Super Hi International Holding Ltd.
(a) (b)
........... 916,000 1,266,123
UMS Integration Ltd. ...................... 5,313,650 9,435,086
United Overseas Bank Ltd. .................. 8,956,100 302,886,993
UOB-Kay Hian Holdings Ltd.
(a)
................ 2,086,300 6,676,941
UOL Group Ltd. .......................... 3,516,800 27,136,776
Venture Corp. Ltd. ........................ 2,088,800 26,025,992
Wilmar International Ltd. .................... 13,751,300 42,052,857
Yangzijiang Financial Holding Ltd.
(a) (b)
........... 17,322,800 2,839,613
Yangzijiang Maritime Development Ltd.
(a)
......... 18,995,600 8,664,252
Yangzijiang Shipbuilding Holdings Ltd.
(a)
......... 19,043,200 58,129,630
Yanlord Land Group Ltd.
(a)
................... 6,911,700 3,692,124
3,559,853,825
a
Spain  —  3 .7%
Acciona SA ............................. 182,332 50,149,500
Acerinox SA ............................ 1,347,748 27,137,525
ACS Actividades de Construccion y Servicios SA ... 1,324,420 168,824,944
Aena SME SA
(d)
.......................... 5,376,939 165,759,450
Almirall SA ............................. 579,070 7,432,643
Amadeus IT Group SA ..................... 3,225,026 199,038,845
Atresmedia Corp. de Medios de Comunicacion SA .. 903,589 5,419,317
Banco Bilbao Vizcaya Argentaria SA ............ 41,662,106 1,167,867,472
Banco de Sabadell SA ..................... 36,068,249 138,474,051
Banco Santander SA ...................... 105,799,644 1,504,711,040
Bankinter SA ............................ 4,872,710 89,633,095
CaixaBank SA ........................... 26,947,307 391,445,564
Cellnex Telecom SA
(b) (d)
..................... 3,492,323 108,485,714
CIE Automotive SA ........................ 427,240 13,047,587
Colonial SFL Socimi SA .................... 2,209,548 14,143,131
Construcciones y Auxiliar de Ferrocarriles SA ...... 183,057 14,476,460
Distribuidora Internacional de Alimentacion SA
(b)
.... 51,166 2,343,619
Elecnor SA ............................. 144,462 5,712,732
Enagas SA ............................. 1,616,841 31,516,440
Ence Energia y Celulosa SA
(a) (b)
............... 1,212,793 3,601,330
Endesa SA ............................. 2,330,914 113,503,683
Ferrovial N.V. ........................... 3,677,905 240,924,890
Security Shares Value
a
Spain (continued)
Fluidra SA ............................. 694,315 $ 15,438,987
Gestamp Automocion SA
(d)
.................. 1,410,094 4,759,633
Grenergy Renovables SA
(b)
.................. 96,595 10,249,152
Grifols SA
(a)
............................. 2,083,296 23,942,808
Iberdrola SA ............................ 46,108,627 1,095,245,149
Indra Sistemas SA
(a)
....................... 575,330 37,825,969
Industria de Diseno Textil SA ................. 8,035,094 524,399,183
International Consolidated Airlines Group SA , Class DI 8,781,451 51,296,483
Laboratorios Farmaceuticos Rovi SA ............ 155,222 10,479,934
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 4,395,902 6,492,399
Logista Integral SA ........................ 417,026 17,790,994
Mapfre SA ............................. 5,422,945 27,729,735
Melia Hotels International SA ................. 875,560 10,446,040
Merlin Properties Socimi SA ................. 2,846,119 49,465,893
Naturgy Energy Group SA ................... 2,986,181 99,618,561
Neinor Homes SA
(b) (d)
...................... 493,616 9,039,816
Pharma Mar SA
(b)
......................... 105,825 9,650,331
Prosegur Cia de Seguridad SA ................ 1,406,492 4,898,160
Redeia Corp. SA ......................... 1,672,728 29,501,963
Repsol SA ............................. 8,137,781 248,373,428
Sacyr SA .............................. 4,196,370 22,811,893
Solaria Energia y Medio Ambiente SA
(b)
.......... 591,879 11,453,612
Tecnicas Reunidas SA
(b)
.................... 409,874 13,345,020
Telefonica SA ........................... 26,491,436 109,374,926
Unicaja Banco SA
(d)
....................... 9,172,019 35,268,693
Vidrala SA ............................. 155,260 15,703,102
Viscofan SA ............................ 301,367 19,968,648
6,978,219,544
a
Sweden  —  3 .9%
AAK AB
(a)
.............................. 1,339,328 28,900,368
AcadeMedia AB
(d)
......................... 240,578 2,521,443
AddLife AB , Class B ....................... 812,119 13,804,706
Addnode Group AB , Class B ................. 694,745 2,798,843
AddTech AB , Class B ...................... 1,940,947 70,623,532
AFRY AB .............................. 764,175 8,260,533
Alfa Laval AB ........................... 2,172,380 128,557,232
Alleima AB ............................. 1,362,995 16,198,721
Altra Fastigheter AB ....................... 1,303,350 10,670,901
Ambea AB
(d)
............................ 465,642 7,058,167
Apotea AB ............................. 262,073 2,019,871
AQ Group AB ........................... 241,620 5,205,999
Arjo AB , Class B ......................... 1,708,349 4,859,284
Asker Healthcare Group AB .................. 1,105,922 9,410,034
Asmodee Group AB , Class B
(b)
................ 1,122,703 17,520,588
Assa Abloy AB , Class B .................... 7,331,603 272,044,692
Atlas Copco AB , Class A .................... 18,931,137 400,011,493
Atlas Copco AB , Class B .................... 10,834,874 200,201,888
Atrium Ljungberg AB , Class B ................ 1,799,928 5,028,218
Attendo AB
(d)
............................ 940,270 10,814,817
Avanza Bank Holding AB ................... 924,453 37,935,893
Axfood AB ............................. 827,836 21,127,520
Beijer Ref AB , Class B ..................... 3,113,958 43,945,114
Betsson AB , Class B ...................... 874,939 8,456,562
Better Collective A.S.
(a) (b)
.................... 259,441 3,300,508
Bilia AB , Class A ......................... 600,587 9,729,540
Billerud AB ............................. 1,664,960 13,275,980
BioArctic AB , Class B
(d)
..................... 335,812 11,465,762
BioGaia AB , Class B ....................... 744,214 9,039,639
Boliden AB ............................. 2,077,148 104,517,034
BoneSupport Holding AB
(a) (b) (d)
................ 455,803 10,554,716
Boozt AB
(b) (d)
............................ 398,098 6,998,551
Bravida Holding AB
(d)
...................... 1,614,340 22,243,666
Bufab AB .............................. 865,418 12,225,925

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Sweden (continued)
Bure Equity AB .......................... 390,508 $ 10,688,579
Camurus AB
(b)
........................... 290,419 18,945,829
Castellum AB ........................... 2,829,497 39,712,844
Catena AB ............................. 308,667 12,823,327
Cibus Real Estate AB publ ................... 496,190 7,486,828
Clas Ohlson AB , Class B .................... 260,227 11,465,174
Cloetta AB , Class B ....................... 1,763,251 10,588,243
Corem Property Group AB , Class B ............ 3,865,376 1,028,247
Creades AB , Class A ...................... 305,837 2,744,720
Dios Fastigheter AB ....................... 499,843 3,454,615
Dometic Group AB
(b) (d)
...................... 2,246,702 5,612,304
Dynavox Group AB ....................... 644,919 4,864,734
Electrolux AB , Class B
(b)
.................... 4,961,052 14,525,104
Electrolux Professional AB , Class B ............ 2,013,226 10,036,462
Elekta AB , Class B ........................ 2,738,195 13,930,277
Embracer Group AB , Class B
(b)
................ 1,002,690 7,109,383
Engcon AB , Class B ....................... 272,798 1,885,193
Epiroc AB , Class A ........................ 4,783,136 122,623,472
Epiroc AB , Class B ........................ 2,647,664 58,051,584
EQT AB ............................... 3,357,265 114,032,050
Essity AB , Class B ........................ 4,307,136 125,125,270
Evolution AB
(b) (d)
.......................... 926,166 70,686,177
Fabege AB ............................. 1,734,703 13,604,809
Fastighets AB Balder , Class B
(b)
............... 5,374,244 29,414,466
Getinge AB , Class B ....................... 1,708,070 42,574,250
Granges AB ............................ 811,717 15,287,076
H & M Hennes & Mauritz AB , Class B ........... 3,268,271 59,854,264
Hanza AB .............................. 97,751 1,379,425
Hemnet Group AB ........................ 630,030 5,562,383
Hexagon AB , Class B ...................... 15,270,673 150,730,209
Hexpol AB ............................. 1,972,713 18,361,947
HMS Networks AB ........................ 201,175 10,419,678
Hoist Finance AB
(d)
........................ 291,504 6,610,537
Holmen AB , Class B ....................... 617,207 20,931,382
Hufvudstaden AB , Class A ................... 889,596 11,328,291
Husqvarna AB , Class B ..................... 2,674,141 10,931,340
Industrivarden AB , Class A .................. 845,604 48,760,102
Industrivarden AB , Class C .................. 1,133,358 64,855,027
Indutrade AB ............................ 2,002,017 50,264,797
Instalco AB ............................. 1,539,813 6,053,196
Intrum AB
(b)
............................. 12,795,325 4,306,726
Investment AB Latour , Class B ................ 1,049,413 22,138,473
Investor AB , Class B ....................... 12,916,712 557,974,319
Invisio AB .............................. 259,563 5,671,301
Inwido AB .............................. 553,038 9,973,691
JM AB ................................ 451,555 5,843,101
Kinnevik AB , Class B
(b)
..................... 1,837,622 10,140,105
L E Lundbergforetagen AB , Class B ............ 554,269 33,292,332
Lagercrantz Group AB , Class B ............... 1,494,648 35,146,140
Lifco AB , Class B
(a)
........................ 1,702,567 57,986,154
Lindab International AB ..................... 597,397 7,785,838
Loomis AB , Class B ....................... 523,926 28,912,589
Medcap AB
(b)
............................ 44,073 2,538,703
Medicover AB , Class B ..................... 454,181 10,763,475
Mildef Group AB
(a)
........................ 355,882 8,095,192
Millicom International Cellular SA
(b)
............. 717,862 68,541,464
MIPS AB
(a)
............................. 191,689 8,475,155
Modern Times Group MTG AB , Class B
(b)
......... 630,900 8,652,994
Munters Group AB
(d)
....................... 987,380 17,575,645
Mycronic AB ............................ 1,102,789 36,438,352
NCAB Group AB ......................... 1,080,008 7,803,297
NCC AB , Class B ......................... 620,295 11,072,513
New Wave Group AB , Class B ................ 643,581 6,385,307
Nibe Industrier AB , Class B .................. 11,116,769 44,561,937
Security Shares Value
a
Sweden (continued)
NOBA Bank Group AB ..................... 1,233,283 $ 10,795,764
Nolato AB , Class B ........................ 1,580,442 8,096,719
Nordea Bank Abp ........................ 22,579,334 455,722,063
Nordnet AB publ ......................... 1,043,160 39,962,593
Norion Bank AB
(b)
......................... 542,596 3,335,324
NP3 Fastigheter AB ....................... 201,997 5,616,530
Octave Intelligence PLC
(b)
................... 1,566,079 28,074,362
Pandox AB , Class B ....................... 747,874 13,907,194
Paradox Interactive AB ..................... 240,038 3,525,449
Peab AB , Class B ........................ 1,333,037 13,204,349
Platzer Fastigheter Holding AB , Class B ......... 411,758 3,184,484
Plejd AB
(b)
.............................. 50,683 4,574,787
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
338,578 4,875,523
Ratos AB , Class B ........................ 1,593,181 6,022,292
RaySearch Laboratories AB , Class B ........... 171,044 3,219,027
Roko AB , Class B
(a) (b)
...................... 8,693 1,664,358
Saab AB , Class B ........................ 2,375,761 149,287,521
Sagax AB , Class B ........................ 1,701,574 29,910,969
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 9,199,091 3,170,548
Sandvik AB ............................. 7,694,179 287,721,748
Scandic Hotels Group AB
(d)
.................. 1,156,330 10,289,109
Sdiptech AB , Class B
(b)
..................... 204,514 5,198,820
Sectra AB , Class B ........................ 979,366 27,489,349
Securitas AB , Class B ...................... 3,561,664 57,215,843
Sinch AB
(b) (d)
............................ 4,515,413 19,096,845
Sivers Semiconductors AB
(a) (b)
................ 1,846,177 6,022,087
Skandinaviska Enskilda Banken AB , Class A ...... 11,020,367 258,234,751
Skanska AB , Class B ...................... 2,482,067 69,647,407
SKF AB , Class B ......................... 2,468,560 66,817,107
SkiStar AB ............................. 178,547 3,128,424
Spotify Technology SA
(b)
.................... 1,092,631 546,249,942
SSAB AB , Class A ........................ 1,466,888 15,443,185
SSAB AB , Class B ........................ 4,486,522 47,255,825
Storskogen Group AB , Class B ................ 10,846,575 12,160,439
Storytel AB ............................. 278,239 3,076,010
Svenska Cellulosa AB SCA , Class B ............ 4,517,463 51,359,709
Svenska Handelsbanken AB , Class A ........... 10,330,584 157,960,393
Svolder AB , Class B ....................... 675,619 4,007,723
Sweco AB , Class B ....................... 1,534,600 21,665,141
Swedbank AB , Class A ..................... 6,114,072 244,562,626
Swedish Orphan Biovitrum AB
(b)
............... 1,387,325 68,750,587
Synsam AB ............................. 772,254 4,597,474
Tele2 AB , Class B ........................ 4,084,478 70,759,835
Telefonaktiebolaget LM Ericsson , Class B ........ 19,629,498 193,089,196
Telia Co. AB ............................ 17,201,114 79,713,482
Thule Group AB
(d)
......................... 806,386 18,563,174
Trelleborg AB , Class B ..................... 1,449,300 64,427,238
Troax Group AB .......................... 167,045 2,465,594
Verisure PLC
(b)
.......................... 1,798,922 22,368,719
Vimian Group AB
(a) (b)
....................... 1,400,408 4,991,766
Vitec Software Group AB , Class B ............. 226,984 5,492,081
Vitrolife AB ............................. 542,545 4,905,099
Volvo AB , Class B ........................ 11,461,464 438,420,821
Wallenstam AB , Class B .................... 2,743,902 11,913,844
Wihlborgs Fastigheter AB ................... 2,107,018 17,136,721
Xvivo Perfusion AB
(a) (b)
..................... 199,082 5,532,253
7,491,626,361
a
Switzerland  —  8 .7%
ABB Ltd. , Registered ...................... 11,597,460 1,144,192,630
Accelleron Industries AG .................... 693,778 62,812,217
Adecco Group AG , Registered ................ 1,265,122 35,361,725
Alcon AG .............................. 3,690,717 253,475,545
Allreal Holding AG , Registered ................ 117,101 30,632,360
ALSO Holding AG , Registered ................ 42,151 10,084,874

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Switzerland (continued)
ams-OSRAM AG
(b)
........................ 725,551 $ 14,414,878
Aryzta AG
(b)
............................. 170,574 11,206,165
Autoneum Holding AG ..................... 26,818 4,339,561
Avolta AG
(b)
............................. 683,863 41,055,223
Bachem Holding AG , Class B ................. 244,243 22,704,850
Banque Cantonale Vaudoise , Registered ......... 223,440 35,100,353
Barry Callebaut AG , Registered ............... 26,229 36,542,837
Basilea Pharmaceutica Ag Allschwil , Registered
(b)
... 113,431 7,288,030
Belimo Holding AG , Registered ............... 72,752 75,865,262
BKW AG .............................. 162,421 26,832,259
Bossard Holding AG , Class A, Registered ........ 49,565 13,886,881
Bucher Industries AG , Registered .............. 54,143 21,272,343
Burckhardt Compression Holding AG ........... 26,344 15,791,138
Burkhalter Holding AG ..................... 48,333 8,184,372
Bystronic AG
(a)
........................... 9,569 1,651,108
Cembra Money Bank AG .................... 227,176 25,257,263
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 6,933 80,021,150
Chocoladefabriken Lindt & Spruengli AG , Registered . 752 88,548,458
Cie Financiere Richemont SA , Class A, Registered .. 3,978,461 940,276,366
Cie Financiere Tradition SA , Bearer ............ 4,253 1,557,402
Clariant AG , Registered
(b)
................... 1,528,022 17,363,501
Comet Holding AG , Registered ................ 58,091 23,569,918
Cosmo N.V. ............................ 69,921 5,200,716
Daetwyler Holding AG , Bearer ................ 59,063 10,050,330
DKSH Holding AG ........................ 254,453 21,123,591
dormakaba Holding AG ..................... 250,720 18,065,737
Dottikon Es Holding AG , Registered
(a) (b)
.......... 17,896 6,181,240
EFG International AG
(b)
..................... 799,687 15,910,635
Emmi AG , Registered ...................... 16,325 17,535,641
EMS-Chemie Holding AG , Registered ........... 51,959 52,615,671
Flughafen Zurich AG , Registered .............. 146,631 43,102,493
Forbo Holding AG , Registered ................ 7,744 8,775,863
Galderma Group AG
(b)
..................... 1,362,537 296,503,454
Galenica AG
(d)
........................... 369,198 39,220,504
Geberit AG , Registered ..................... 247,450 163,044,904
Georg Fischer AG , Registered ................ 569,107 36,491,436
Givaudan SA , Registered ................... 68,381 273,308,861
Helvetia Baloise Holding AG ................. 580,495 155,670,972
Holcim AG
(b)
............................ 3,781,030 343,408,729
Huber + Suhner AG , Registered ............... 121,927 28,740,148
Idorsia Ltd.
(b)
............................ 1,226,544 9,292,395
Implenia AG , Registered .................... 127,701 10,132,380
Inficon Holding AG , Registered ................ 123,203 24,855,797
Interroll Holding AG , Registered ............... 4,478 7,508,753
Intershop Holding AG ...................... 57,155 12,171,919
Julius Baer Group Ltd. ..................... 1,518,365 133,495,517
Jungfraubahn Holding AG , Registered ........... 35,215 11,371,620
Kardex Holding AG , Registered ............... 45,337 13,342,071
Kuehne + Nagel International AG , Registered ...... 344,545 87,742,403
Kuros Biosciences AG , Registered
(a) (b)
........... 218,012 6,143,803
Landis+Gyr Group AG
(b)
.................... 187,970 10,648,169
Logitech International SA , Registered ........... 1,090,385 111,361,328
Lonza Group AG , Registered ................. 521,374 363,386,100
Medacta Group SA
(d)
...................... 37,226 6,102,220
Mobilezone Holding AG , Registered ............ 588,205 10,416,265
Mobimo Holding AG , Registered ............... 60,278 26,075,722
Montana Aerospace AG
(b) (d)
.................. 178,875 5,365,437
Nestle SA , Registered ..................... 19,086,641 1,907,728,448
Novartis AG , Registered .................... 13,572,842 2,122,680,568
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 1,495,565 8,822,463
Partners Group Holding AG .................. 163,683 136,434,451
PolyPeptide Group AG
(b) (d)
................... 105,549 5,736,151
PSP Swiss Property AG , Registered ............ 348,462 62,868,076
Security Shares Value
a
Switzerland (continued)
R&S Group Holding AG
(b)
................... 208,893 $ 5,411,987
Roche Holding AG , Bearer .................. 223,056 98,879,744
Roche Holding AG , NVS .................... 5,201,834 2,273,681,981
Sandoz Group AG ........................ 3,077,699 250,887,359
Schindler Holding AG , Participation Certificates , NVS 298,258 93,885,657
Schindler Holding AG , Registered .............. 168,311 51,481,928
Sensirion Holding AG
(b) (d)
.................... 55,890 5,073,889
SFS Group AG .......................... 149,317 24,444,595
SGS SA , Registered ....................... 1,204,626 142,743,807
Siegfried Holding AG , Registered
(b)
............. 302,498 28,382,601
SIG Group AG
(b)
.......................... 2,189,164 39,780,473
Sika AG , Registered ....................... 1,125,229 253,165,939
SKAN Group AG ......................... 69,643 5,060,647
SMG Swiss Marketplace Group AG
(d)
........... 174,480 5,504,694
Softwareone Holding AG
(b)
................... 1,207,540 13,129,169
Sonova Holding AG , Registered ............... 366,114 99,749,171
Stadler Rail AG .......................... 406,552 12,345,424
Straumann Holding AG , Registered ............. 818,596 101,375,096
Sulzer AG , Registered ..................... 150,953 27,414,775
Sunrise Communications AG , Class A
(b)
.......... 500,075 26,411,845
Swatch Group AG (The) , Bearer ............... 211,748 47,341,868
Swiss Life Holding AG , Registered ............. 206,016 243,098,453
Swiss Prime Site AG , Registered .............. 598,464 97,609,523
Swiss Re AG ............................ 2,191,521 364,702,022
Swisscom AG , Registered ................... 191,931 147,488,538
Swissquote Group Holding SA , Registered ........ 847,471 44,152,734
Tecan Group AG , Registered ................. 96,610 22,326,379
Temenos AG , Registered ................... 389,493 32,399,827
TX Group AG ........................... 7,503 1,282,596
UBS Group AG , Registered .................. 23,549,918 1,244,792,889
Valiant Holding AG , Registered ............... 130,398 25,484,426
VAT Group AG
(d)
......................... 200,041 149,726,259
Vaudoise Assurances Holding SA .............. 6,463 6,419,431
Vetropack Holding AG , Class A ................ 64,090 1,511,398
Vontobel Holding AG , Registered .............. 226,380 24,225,449
Ypsomed Holding AG , Registered
(a)
............. 36,122 17,238,989
Zehnder Group AG , Registered ............... 112,093 9,406,632
Zurich Insurance Group AG .................. 1,101,372 838,946,011
16,554,885,855
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(b) (c)
....................... 475,795 6
a
United Kingdom  —  14 .5%
3i Group PLC ........................... 7,197,511 277,088,283
4imprint Group PLC ....................... 189,078 10,493,899
Aberdeen Group PLC ...................... 13,310,093 43,325,310
Admiral Group PLC ....................... 1,909,487 96,796,618
Advanced Medical Solutions Group PLC ......... 2,373,303 9,012,105
AG Barr PLC ............................ 722,016 6,325,134
Airtel Africa PLC
(d)
........................ 6,459,480 29,157,425
AJ Bell PLC ............................ 2,388,627 18,888,551
Anglo American PLC ...................... 8,018,814 405,924,408
Antofagasta PLC ......................... 2,666,733 132,912,027
AO World PLC .......................... 2,563,635 3,384,205
Ashmore Group PLC ...................... 3,089,827 8,595,149
Associated British Foods PLC ................ 2,328,749 65,425,054
AstraZeneca PLC ........................ 11,213,131 1,907,469,129
ATALAYA MINING COPPER SA ............... 803,777 9,694,136
Autotrader Group PLC
(d)
.................... 6,201,558 43,790,342
Aviva PLC ............................. 22,030,901 206,191,600
Avon Technologies PLC .................... 61,781 1,420,507
B&M European Value Retail PLC .............. 7,272,594 21,861,746
Babcock International Group PLC .............. 1,869,522 28,380,340
BAE Systems PLC ........................ 21,681,737 613,795,459

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
Balfour Beatty PLC ....................... 4,041,397 $ 47,113,534
Baltic Classifieds Group PLC ................. 3,019,476 8,164,907
Barclays PLC ........................... 101,015,698 694,335,286
Barratt Redrow PLC ....................... 9,995,508 39,724,304
Beazley PLC ............................ 4,372,423 75,992,824
Bellway PLC ............................ 858,880 23,012,215
Berkeley Group Holdings PLC
(b)
............... 724,781 34,233,357
Big Yellow Group PLC ..................... 1,350,580 16,169,618
Bodycote PLC ........................... 1,272,766 12,423,091
BP PLC ............................... 116,152,303 872,671,777
Breedon Group PLC
(a)
...................... 2,267,302 10,114,558
Bridgepoint Group PLC
(d)
.................... 1,733,192 7,490,682
British American Tobacco PLC ................ 15,088,280 915,269,120
British Land Co. PLC (The) .................. 7,212,873 43,130,306
BT Group PLC .......................... 43,219,555 117,022,972
Bunzl PLC ............................. 2,385,225 90,011,531
Burberry Group PLC
(b)
..................... 2,632,475 42,431,315
Bytes Technology Group PLC ................ 1,459,426 7,883,505
C&C Group PLC
(a)
........................ 2,748,505 3,770,977
Centrica PLC ........................... 33,304,547 69,573,650
Ceres Power Holdings PLC
(b)
................. 972,142 4,583,956
Cerillion PLC ............................ 31,141 415,506
Chemring Group PLC ...................... 2,005,256 15,984,012
Clarkson PLC ........................... 208,364 13,282,915
Close Brothers Group PLC
(b)
................. 1,050,508 6,025,742
CMC Markets PLC
(d)
....................... 636,224 5,745,831
Coats Group PLC ........................ 13,863,869 15,024,153
Coca-Cola HBC AG , Class DI
(b)
............... 1,541,692 103,955,988
Cohort PLC
(a)
........................... 69,118 1,145,010
Compass Group PLC ...................... 12,566,644 399,064,495
Computacenter PLC ....................... 527,426 32,684,366
Convatec Group PLC
(d)
..................... 12,344,963 37,302,436
Craneware PLC .......................... 181,935 2,883,749
Cranswick PLC .......................... 392,560 28,305,406
Croda International PLC .................... 963,151 41,697,268
Currys PLC ............................. 7,411,377 16,779,142
CVS Group PLC ......................... 547,339 9,248,963
DCC Energy PLC
(a)
....................... 707,411 60,487,719
Derwent London PLC ...................... 736,733 20,891,298
Diageo PLC ............................ 16,367,559 359,568,083
Diploma PLC ........................... 1,006,245 99,651,364
DiscoverIE Group PLC ..................... 639,034 6,674,753
Domino's Pizza Group PLC .................. 2,797,893 7,629,109
Dr Martens PLC .......................... 4,318,450 4,504,830
Drax Group PLC ......................... 2,753,756 27,371,402
Dunelm Group PLC ....................... 899,483 10,520,558
easyJet PLC
(a)
........................... 2,218,742 18,889,316
Elementis PLC .......................... 4,368,074 10,529,362
Endeavour Mining PLC ..................... 1,472,732 70,257,273
Energean PLC .......................... 1,089,969 11,208,519
Entain PLC ............................. 4,359,767 31,918,388
Experian PLC ........................... 6,655,829 251,122,534
Fevertree Drinks PLC ...................... 691,154 8,029,558
Firstgroup PLC .......................... 4,735,962 11,770,060
Foresight Group Holdings Ltd. ................ 485,196 3,032,071
Frasers Group PLC
(a) (b)
..................... 1,336,816 14,591,900
Fresnillo PLC ........................... 1,464,870 49,345,505
Games Workshop Group PLC ................ 240,950 62,112,555
Gamma Communications PLC ................ 672,818 8,487,563
GB Group PLC .......................... 1,665,666 4,958,833
Genuit Group PLC ........................ 1,656,142 6,091,180
Genus PLC ............................. 476,138 14,107,181
Georgia Capital PLC
(b)
..................... 62,872 3,361,753
Glencore PLC
(b)
.......................... 70,330,649 518,009,849
Security Shares Value
a
United Kingdom (continued)
Grafton Group PLC , CDI .................... 1,463,865 $ 19,154,487
Grainger PLC ........................... 5,034,791 11,880,922
Great Portland Estates PLC .................. 2,922,020 13,793,322
Greatland Resources Ltd.
(b)
.................. 3,780,721 26,144,263
Greencore Group PLC ..................... 4,124,163 14,473,926
Greggs PLC ............................ 757,693 19,178,299
GSK PLC .............................. 30,060,444 781,657,422
Haleon PLC ............................ 66,168,832 323,933,519
Halma PLC ............................. 2,747,537 131,269,560
Hammerson PLC ......................... 3,371,985 17,450,141
Harbour Energy PLC ...................... 5,296,494 17,181,295
Hays PLC .............................. 10,270,992 7,807,303
Helios Towers PLC ........................ 6,010,093 15,902,118
Hikma Pharmaceuticals PLC ................. 1,200,170 25,621,057
Hill & Smith PLC ......................... 563,301 21,746,573
Hiscox Ltd. ............................. 2,356,794 57,538,520
Hochschild Mining PLC ..................... 2,414,068 14,173,950
Hollywood Bowl Group PLC .................. 991,685 3,815,834
Howden Joinery Group PLC ................. 4,026,790 42,907,824
HSBC Holdings PLC ...................... 126,747,887 2,699,135,384
Hunting PLC ............................ 1,227,258 7,335,658
Ibstock PLC
(d)
........................... 3,016,848 3,787,441
ICG PLC .............................. 2,120,734 54,146,465
IG Group Holdings PLC .................... 2,549,906 50,174,908
IMI PLC ............................... 1,876,149 74,555,399
Imperial Brands PLC ...................... 5,477,060 207,859,156
Inchcape PLC ........................... 2,530,630 28,598,370
Informa PLC ............................ 9,456,257 113,282,389
IntegraFin Holdings PLC .................... 1,902,038 9,446,398
InterContinental Hotels Group PLC ............. 1,048,802 169,598,737
International Workplace Group PLC ............ 5,337,621 14,235,420
Intertek Group PLC ....................... 1,143,513 90,318,287
Investec PLC ........................... 4,171,996 36,514,081
IP Group PLC
(b)
.......................... 6,471,958 5,486,996
ITM Power PLC
(b)
......................... 2,686,406 3,714,870
ITV PLC ............................... 24,340,644 24,403,131
J D Wetherspoon PLC ..................... 649,614 6,811,528
J Sainsbury PLC ......................... 12,528,929 60,418,372
JD Sports Fashion PLC .................... 18,817,979 22,814,967
JET2 PLC .............................. 905,179 18,786,152
Johnson Matthey PLC ..................... 1,194,856 32,278,444
Johnson Service Group PLC ................. 2,803,763 5,683,275
JTC PLC
(d)
............................. 1,258,966 22,516,168
Jupiter Fund Management PLC ............... 3,390,510 7,197,837
Kainos Group PLC ........................ 595,025 6,999,259
Keller Group PLC ........................ 569,748 23,220,638
Kier Group PLC .......................... 3,047,902 9,926,814
Kingfisher PLC .......................... 12,449,207 51,937,340
Klarna Group PLC
(a) (b)
...................... 417,438 7,906,276
Lancashire Holdings Ltd. .................... 1,610,084 13,078,110
Land Securities Group PLC .................. 5,143,250 48,989,122
Legal & General Group PLC ................. 40,868,507 165,940,677
Lion Finance Group PLC .................... 261,505 41,077,500
Lloyds Banking Group PLC .................. 431,095,654 666,308,554
London Stock Exchange Group PLC ............ 3,319,809 373,453,768
LondonMetric Property PLC .................. 16,975,537 44,876,652
M&G PLC .............................. 15,746,834 76,068,267
Man Group PLC ......................... 8,579,832 35,130,586
Marks & Spencer Group PLC ................. 15,194,161 83,056,929
Melrose Industries PLC ..................... 9,124,767 56,128,978
Michael Page PLC ........................ 2,239,514 5,504,483
Mitchells & Butlers PLC
(b)
................... 1,635,198 6,053,698
Mitie Group PLC ......................... 8,805,417 24,565,739
Molten Ventures PLC
(b)
..................... 1,085,225 8,953,292

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Mondi PLC ............................. 3,195,152 $ 38,523,838
MONY Group PLC ........................ 3,485,939 9,271,845
Moonpig Group PLC ....................... 2,222,455 8,255,089
Morgan Advanced Materials PLC .............. 2,375,503 7,240,374
Morgan Sindall Group PLC .................. 327,030 19,525,442
MP Evans Group PLC ..................... 277,579 6,082,984
National Grid PLC ........................ 36,577,667 585,456,717
NatWest Group PLC ....................... 59,063,312 557,122,606
Next PLC .............................. 853,192 170,858,571
Ninety One PLC ......................... 2,733,942 7,877,711
Ocado Group PLC
(b)
....................... 4,127,010 11,796,261
OSB Group PLC ......................... 2,677,209 20,153,945
Oxford Instruments PLC .................... 381,894 14,061,547
Oxford Nanopore Technologies PLC
(a) (b)
.......... 3,883,140 5,960,106
Pan African Resources PLC ................. 14,552,302 18,199,705
Paragon Banking Group PLC ................. 1,881,077 21,314,073
Pearson PLC ........................... 4,147,240 69,983,211
Pennon Group PLC ....................... 3,482,899 21,695,250
Persimmon PLC ......................... 2,320,790 34,835,468
Pets at Home Group PLC ................... 3,332,505 9,513,521
Playtech PLC
(b)
.......................... 1,809,842 9,234,871
Plus500 Ltd. ............................ 637,901 33,615,502
Polar Capital Holdings PLC .................. 564,462 5,865,414
Premier Foods PLC ....................... 4,007,705 10,494,895
Primary Health Properties PLC ................ 18,411,963 23,466,510
Prudential PLC .......................... 18,693,342 280,933,805
QinetiQ Group PLC ....................... 3,724,856 25,501,647
Quilter PLC
(d)
........................... 9,933,677 25,865,848
Rank Group PLC ......................... 878,641 1,146,295
Raspberry PI Holdings PLC
(a) (b)
................ 715,557 6,336,058
Rathbones Group PLC ..................... 395,468 8,890,311
Reckitt Benckiser Group PLC ................. 4,736,452 334,286,282
RELX PLC ............................. 13,228,122 465,258,773
Renishaw PLC .......................... 269,507 17,972,533
Rentokil Initial PLC ........................ 18,652,985 85,901,810
RHI Magnesita N.V. ....................... 187,275 7,130,300
Rightmove PLC .......................... 5,720,476 35,864,713
Rio Tinto PLC ........................... 7,821,054 759,968,853
Rockhopper Exploration PLC
(a) (b)
............... 1,953,754 1,916,950
Rolls-Royce Holdings PLC .................. 62,171,080 1,240,292,048
Rotork PLC ............................. 6,119,629 40,315,502
RS GROUP PLC ......................... 3,405,623 32,427,906
Safestore Holdings PLC .................... 1,670,128 13,932,029
Saga PLC
(b)
............................ 488,501 4,424,297
Sage Group PLC (The) ..................... 6,888,157 90,737,499
Savills PLC ............................. 1,002,063 12,424,886
Schroders PLC .......................... 6,102,847 48,407,906
Segro PLC ............................. 9,241,776 120,722,615
Senior PLC ............................. 2,957,844 11,580,597
Serco Group PLC ........................ 7,738,737 25,198,609
Serica Energy PLC ....................... 1,944,081 6,164,730
Severn Trent PLC ........................ 1,988,033 80,622,579
Shaftesbury Capital PLC .................... 10,798,771 20,928,725
Shawbrook Group PLC
(b) (d)
................... 920,104 4,067,432
Shell PLC .............................. 41,526,386 1,900,732,960
SigmaRoc PLC
(b)
......................... 7,532,137 12,538,682
Sirius Real Estate Ltd. ..................... 9,580,900 12,777,081
Smith & Nephew PLC ...................... 5,853,039 91,558,897
Smiths Group PLC ........................ 2,341,623 83,618,394
Softcat PLC ............................ 932,446 24,467,743
Spirax Group PLC ........................ 534,414 50,105,023
Spire Healthcare Group PLC
(d)
................ 1,608,973 5,063,435
SSE PLC .............................. 8,968,933 283,359,465
SSP Group PLC ......................... 5,445,960 14,642,988
Security Shares Value
a
United Kingdom (continued)
St. James's Place PLC ..................... 3,910,462 $ 55,563,324
Standard Chartered PLC .................... 13,126,422 388,116,903
Standard Life PLC ........................ 5,027,995 62,655,400
Sunbelt Rentals Holdings, Inc.
(a)
............... 3,029,659 217,063,558
Supermarket Income REIT PLC ............... 7,938,478 9,195,867
Target Healthcare REIT PLC ................. 4,012,405 6,121,541
Tate & Lyle PLC .......................... 2,794,748 20,826,132
Taylor Wimpey PLC ....................... 25,751,933 27,114,269
TBC Bank Group PLC ..................... 293,802 19,078,821
Telecom Plus PLC ........................ 586,576 6,727,650
Tesco PLC ............................. 46,976,633 309,207,632
THG PLC
(a) (b)
............................ 5,678,998 2,319,124
TP ICAP Group PLC ...................... 5,498,094 25,393,567
Trainline PLC
(b) (d)
......................... 3,192,955 10,207,445
Travis Perkins PLC ....................... 1,463,547 10,965,307
Tritax Big Box REIT PLC .................... 16,249,727 37,360,064
Trustpilot Group PLC
(b) (d)
.................... 2,672,345 9,741,526
TUI AG ............................... 3,368,648 29,338,535
Unilever PLC ........................... 16,146,594 1,027,368,885
UNITE Group PLC (The) .................... 3,224,407 23,422,680
United Utilities Group PLC ................... 5,449,546 101,494,353
Vesuvius PLC ........................... 1,513,166 7,566,065
Victrex PLC ............................ 616,243 6,503,143
Vistry Group PLC
(a) (b)
...................... 2,324,616 9,201,709
Vodafone Group PLC ...................... 135,853,764 215,598,561
Volex PLC ............................. 1,040,560 7,170,851
Volution Group PLC ....................... 1,387,999 11,579,488
WAG Payment Solutions PLC ................ 1,471,250 2,189,092
Watches of Switzerland Group PLC
(b) (d)
.......... 1,634,134 16,140,693
Weir Group PLC (The) ..................... 1,920,986 68,535,604
WH Smith PLC .......................... 903,941 5,290,220
Whitbread PLC .......................... 1,227,588 41,588,308
Wise Group PLC , Class A
(b)
.................. 5,262,656 62,857,033
Workspace Group PLC
(a)
.................... 916,729 4,345,290
WPP PLC .............................. 7,693,048 31,074,389
XPS Pensions Group PLC ................... 789,750 3,530,176
Yellow Cake PLC
(a) (b) (d)
..................... 1,859,262 13,782,222
Young & Co.'s Brewery PLC , Class A ........... 274,087 3,389,246
Zegona Communications PLC ................ 1,325,804 26,164,913
Zigup PLC ............................. 1,752,650 10,924,875
27,538,835,383
a
United States  —  0 .1%
Nebius Group N.V. , Class A
(a) (b)
................ 1,496,899 285,024,539
a
Total Common Stocks — 99.4%
(Cost: $ 124,336,599,138 ) ............................. 188,860,672,900
a
Preferred Stocks
Germany  —  0 .2%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a)
.. 806,379 39,477,386
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 74,809 9,484,582
FUCHS SE , Preference Shares , NVS ........... 510,006 23,639,179
Henkel AG & Co. KGaA , Preference Shares , NVS ... 1,144,292 99,757,880
Jungheinrich AG , Preference Shares , NVS ........ 356,870 10,053,619
KSB SE & Co. KGaA , Preference Shares , NVS ..... 5,029 4,837,315
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 1,141,045 37,872,543
Sartorius AG , Preference Shares , NVS
(a)
......... 188,778 47,578,424
Sixt SE , Preference Shares , NVS .............. 101,175 7,003,521
STO SE & Co. KGaA , Preference Shares , NVS .... 12,257 1,373,320
Volkswagen AG , Preference Shares , NVS ........ 1,503,155 129,905,681
410,983,450
a

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Italy  —  0 .0%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 194,609 $ 10,005,775
a
Total Preferred Stocks — 0.2%
(Cost: $ 578,296,968 ) ................................ 420,989,225
a
Warrants
Italy  —  0 .0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share
for 1 Warrant, Expires 08/31/30, Strike Price EUR
0.01)
(a) (b) (c)
............................ 127,842 1
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ 1
a
Total Long-Term Investments — 99.6%
(Cost: $ 124,914,896,106 ) ............................. 189,281,662,126
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 2,047,330,833 $ 2,047,945,033
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 16,422,646 16,422,646
a
Total Short-Term Securities — 1.1%
(Cost: $ 2,064,309,681 ) ............................... 2,064,367,679
Total Investments —  100.7%
(Cost: $ 126,979,205,787 ) ............................. 191,346,029,805
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (1,236,909,394)
Net Assets — 100.0% ................................. $ 190,109,120,411
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 996,480,187 $ 1,051,647,000
(a)
$ — $ (240,152) $ 57,998 $ 2,047,945,033 2,047,330,833 $ 26,038,110
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 8,800,000 7,622,646
(a)
— — — 16,422,646 16,422,646 1,590,400 —
$ — $ (240,152) $ 57,998
$ 2,064,367,679
$ 27,628,510 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 976 09/10/26 $ 241,195 $ (1,222,316)
SPI 200 Index ....................................................................... 658 09/17/26 103,516 1,331,363
Euro STOXX 50 Index ................................................................. 4,273 09/18/26 314,024 3,181,618
FTSE 100 Index ..................................................................... 1,282 09/18/26 187,896 6,059,772
$ 9,350,437

iShares
®
Core MSCI EAFE ETF
Schedule of Investments
(continued)
July 31, 2026
25
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 10,572,753 $ — $ — $ — $ 10,572,753
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 1,222,316 $ — $ — $ — $ 1,222,316
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 191,527,132 $ — $ — $ — $ 191,527,132
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (939,878) $ — $ — $ — $ (939,878)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 978,536,108
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................... $ 5,673,991,450 $ 183,186,382,684 $ 298,766 $ 188,860,672,900
Preferred Stocks ............................................... — 420,989,225 — 420,989,225
Warrants .................................................... — — 1 1
Short-Term Securities
Money Market Funds ............................................ 2,064,367,679 — — 2,064,367,679
$ 7,738,359,129 $ 183,607,371,909 $ 298,767 $ 191,346,029,805
Derivative Financial Instruments
(a)
Assets
Equity Contracts ................................................. $ 4,512,981 $ 6,059,772 $ — $ 10,572,753
Liabilities
Equity Contracts ................................................. — (1,222,316) — (1,222,316)
$ 4,512,981 $ 4,837,456 $ — $ 9,350,437
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Austria  —  0 .7%
ANDRITZ AG ........................... 38,078 $ 3,586,863
AT&S Austria Technologie & Systemtechnik AG
(a)
... 14,162 2,168,786
BAWAG Group AG
(b)
....................... 42,148 8,547,426
CA Immobilien Anlagen AG .................. 24,899 693,402
CPI Europe AG
(a) (c)
........................ 22,759 408,292
DO & CO AG ........................... 4,843 1,130,866
Erste Group Bank AG ...................... 170,779 22,324,756
EVN AG ............................... 8,908 301,821
Lenzing AG
(a) (c)
.......................... 10,039 272,771
Oesterreichische Post AG
(c)
.................. 26,965 1,013,158
OMV AG .............................. 81,408 5,952,972
Porr AG ............................... 4,854 210,811
Raiffeisen Bank International AG .............. 73,533 5,048,669
UNIQA Insurance Group AG ................. 77,609 1,615,166
Verbund AG
(c)
........................... 38,711 2,657,086
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 25,438 2,084,635
voestalpine AG .......................... 64,668 3,368,570
Wienerberger AG , Bearer
(c)
.................. 71,426 1,757,964
63,144,014
a
Belgium  —  1 .9%
Ackermans & van Haaren N.V. ................ 12,382 3,842,854
Aedifica SA ............................. 55,386 4,478,748
Ageas SA/N.V. .......................... 82,595 6,835,322
Anheuser-Busch InBev SA/N.V. ............... 500,495 43,469,976
Argenx SE
(a)
............................ 34,581 29,618,523
Azelis Group N.V. ........................ 119,817 1,564,692
Bekaert SA ............................. 26,019 1,195,745
CMB Tech N.V. .......................... 64,819 1,059,095
CMB Tech N.V. .......................... 7,566 122,940
Colruyt Group N.V.
(c)
....................... 23,172 1,038,812
Deme Group N.V. ........................ 1,516 289,223
D'ieteren Group .......................... 13,181 2,720,625
Elia Group SA/N.V. , Class B ................. 26,017 3,727,838
Fagron ................................ 48,809 1,303,721
Financiere de Tubize SA .................... 10,872 2,431,493
Gimv N.V. .............................. 11,454 589,806
Groupe Bruxelles Lambert N.V.
(c)
.............. 44,316 3,997,161
KBC Ancora ............................ 21,866 2,234,199
KBC Group N.V. ......................... 127,692 18,369,607
Lakefront Biotherapeutics N.V.
(a)
............... 27,178 745,551
Lotus Bakeries N.V. ....................... 229 2,937,200
Melexis N.V. ............................ 13,389 1,051,359
Montea N.V. ............................ 13,930 1,091,750
Proximus SADP .......................... 93,772 694,756
Retail Estates N.V. ........................ 7,627 579,860
Sofina SA .............................. 9,219 2,612,526
Solvay SA , Class A ....................... 42,719 1,309,313
Syensqo SA ............................ 39,056 3,474,313
UCB SA ............................... 68,514 17,586,407
Umicore SA ............................ 126,646 3,161,068
VGP N.V. .............................. 9,130 889,616
Warehouses De Pauw CVA .................. 113,017 2,908,488
Xior Student Housing N.V. ................... 11,619 369,767
168,302,354
a
Bermuda  —  0 .0%
AutoStore Holdings Ltd.
(a) (b) (c)
................. 442,681 564,940
a
Denmark  —  2 .7%
AL Sydbank ............................ 37,017 3,564,509
ALK-Abello A.S. .......................... 79,225 2,709,684
Security Shares Value
a
Denmark (continued)
Alm Brand A.S. .......................... 420,150 $ 1,103,850
Ambu A.S. , Class B
(c)
...................... 120,149 1,342,907
AP Moller - Maersk A.S. , Class A .............. 1,387 3,616,214
AP Moller - Maersk A.S. , Class B , NVS .......... 1,897 5,093,688
Bavarian Nordic A.S.
(a)
..................... 49,556 1,358,419
Carlsberg A.S. , Class B .................... 51,737 7,618,514
Chemometec A.S. ........................ 10,467 698,596
Coloplast A.S. , Class B ..................... 68,248 4,513,221
D/S Norden A.S. ......................... 12,804 666,744
Danske Bank A.S. ........................ 351,481 20,227,613
Demant A.S.
(a)
........................... 55,530 2,403,554
DSV A.S. .............................. 108,463 23,441,120
FLSmidth & Co. A.S. ...................... 21,369 1,603,593
Genmab A.S.
(a)
.......................... 33,692 9,697,852
GN Store Nord A.S.
(a) (c)
..................... 83,046 1,252,898
H Lundbeck A.S. ......................... 179,485 1,148,316
ISS A.S. ............................... 82,316 3,648,354
Jyske Bank A.S. , Registered ................. 24,637 3,910,513
Matas A.S.
(c)
............................ 15,857 220,967
Netcompany Group A.S.
(a) (b) (c)
................. 26,753 1,335,183
NKT A.S.
(a)
............................. 31,001 4,231,247
Novo Nordisk A.S. , Class B .................. 1,805,268 85,392,019
Novonesis Novozymes B ................... 191,092 12,440,732
Orsted A.S.
(a) (b)
.......................... 264,786 5,903,496
Pandora A.S. ........................... 42,929 5,375,935
Per Aarsleff Holding A.S. .................... 11,892 1,324,547
Ringkjoebing Landbobank A.S. ................ 14,799 3,976,613
ROCKWOOL A.S. , Class B .................. 52,275 1,670,240
Royal Unibrew A.S. ....................... 31,074 2,331,049
Schouw & Co. A.S. ........................ 9,743 932,113
TORM PLC , Class A ....................... 31,823 971,578
Tryg A.S. .............................. 171,446 4,080,002
Vestas Wind Systems A.S. .................. 543,382 14,626,462
Zealand Pharma A.S.
(a)
..................... 38,020 1,787,293
246,219,635
a
Finland  —  1 .4%
Bittium OYJ
(c)
........................... 13,644 448,966
Elisa OYJ .............................. 79,732 3,215,495
Fortum OYJ ............................ 239,014 5,433,686
Harvia OYJ
(c)
............................ 10,563 503,942
Hiab OYJ , Class B ........................ 22,383 1,521,088
Huhtamaki OYJ .......................... 57,146 2,038,000
Kemira OYJ ............................ 66,297 1,301,269
Kesko OYJ , Class B ....................... 160,910 4,009,447
Kone OYJ , Class B ....................... 184,594 10,650,511
Konecranes OYJ ......................... 111,506 3,478,515
Lumo Kodit OYJ ......................... 90,779 824,671
Mandatum OYJ .......................... 260,879 1,787,328
Metsa Board OYJ , Class B
(a) (c)
................ 124,859 423,338
Metso OYJ ............................. 359,919 6,737,039
Neste OYJ ............................. 236,611 8,385,110
Nokia OYJ ............................. 2,809,144 25,964,724
Nokian Renkaat OYJ ...................... 84,660 1,489,842
Orion OYJ , Class B ....................... 63,494 5,935,874
Outokumpu OYJ ......................... 232,206 1,398,399
Puuilo OYJ ............................. 43,804 864,639
Revenio Group OYJ
(a)
...................... 12,360 174,171
Sampo OYJ , Class A ...................... 1,310,330 14,507,640
Stora Enso OYJ , Class R ................... 312,984 3,599,179
Tieto OYJ .............................. 69,302 1,483,357
Tokmanni Group Corp.
(c)
.................... 46,445 391,434
UPM-Kymmene OYJ ...................... 295,084 8,027,991
Valmet OYJ ............................ 88,032 2,654,414

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Finland (continued)
Wartsila OYJ Abp ......................... 277,832 $ 9,421,917
126,671,986
a
France  —  14 .6%
2CRSI SACA
(a) (c)
......................... 5,388 161,721
Abivax SA
(a) (c)
........................... 33,932 4,211,180
Accor SA .............................. 108,212 5,627,674
Aeroports de Paris SA
(c)
.................... 19,031 2,637,802
Air France-KLM , NVS
(a) (c)
.................... 77,808 1,086,749
Air Liquide SA ........................... 355,429 70,022,522
Airbus SE .............................. 332,426 78,039,827
Alstom SA
(a) (c)
........................... 188,631 3,494,564
Alten SA ............................... 15,774 1,371,758
Amundi SA
(b)
............................ 31,867 3,482,091
APERAM SA ............................ 28,710 1,516,543
ArcelorMittal SA .......................... 238,592 16,853,502
ARGAN SA , NVS ......................... 2,814 246,439
Arkema SA ............................. 31,002 2,111,627
AXA SA ............................... 883,487 45,790,779
Ayvens SA
(b)
............................ 188,166 2,536,048
BioMerieux ............................. 22,481 1,791,915
BNP Paribas SA ......................... 552,641 70,223,318
Bollore SE ............................. 412,734 1,843,226
Bouygues SA ........................... 118,078 6,651,304
Bureau Veritas SA ........................ 183,225 5,861,373
Canal+ SA ............................. 384,840 1,369,014
Capgemini SE ........................... 85,096 10,114,571
Carmila SA ............................. 35,233 687,994
Carrefour SA ............................ 321,287 5,896,252
Cie de Saint-Gobain SA .................... 245,183 23,044,035
Cie Generale des Etablissements Michelin SCA .... 356,173 14,396,675
Clariane SE
(a)
........................... 56,587 260,978
Coface SA ............................. 70,921 1,294,451
Covivio SA ............................. 31,220 1,905,890
Credit Agricole SA ........................ 525,027 11,731,967
Danone SA ............................. 349,798 27,209,417
Dassault Aviation SA ...................... 10,547 3,643,458
Dassault Systemes SE ..................... 367,109 8,540,790
DBV Technologies SA
(a)
.................... 97,034 262,953
Derichebourg SA ......................... 41,386 445,563
Edenred SE ............................ 135,239 4,452,712
Eiffage SA ............................. 37,373 5,311,808
Elis SA ................................ 95,417 2,736,931
Emeis SA
(a)
............................. 62,075 1,047,796
Engie SA .............................. 987,235 30,773,208
Eramet SA
(a) (c)
........................... 4,680 233,617
EssilorLuxottica SA ....................... 166,947 31,606,704
Eurazeo SE ............................ 23,509 1,292,654
Eurofins Scientific SE ...................... 67,214 5,300,546
Euronext N.V.
(b)
.......................... 42,762 7,818,854
Eutelsat Communications SACA
(a) (c)
............ 213,689 505,452
Exail Technologies SA , NVS
(a) (c)
............... 8,508 1,225,356
Exosens SAS ........................... 17,525 1,162,709
FDJ UNITED
(c)
........................... 65,066 1,646,299
Fnac Darty SA ........................... 12,270 488,990
Forvia SE
(a)
............................. 108,033 1,116,083
Gaztransport Et Technigaz SA ................ 20,691 4,676,563
Gecina SA ............................. 26,911 2,331,378
Getlink SE ............................. 153,839 3,281,806
Hermes International SCA ................... 14,651 25,959,717
ICADE ................................ 20,897 466,169
ID Logistics Group SACA
(a)
.................. 1,364 568,185
Imerys SA .............................. 20,709 563,868
Interparfums SA
(c)
........................ 20,155 572,127
Ipsen SA .............................. 20,916 4,041,503
Security Shares Value
a
France (continued)
IPSOS SA ............................. 23,505 $ 971,103
JCDecaux SE ........................... 39,320 1,030,071
Kering SA .............................. 40,245 13,283,801
Klepierre SA ............................ 124,243 5,643,245
Legrand SA ............................ 142,547 21,671,309
LISI SA ............................... 10,869 798,269
L'Oreal SA ............................. 133,679 59,539,986
Louis Hachette Group , NVS .................. 490,974 997,700
LVMH Moet Hennessy Louis Vuitton SE .......... 139,205 76,442,334
Medincell SA , NVS
(a) (c)
..................... 14,870 447,142
Mercialys SA ............................ 66,157 917,068
Mersen SA ............................. 9,116 392,679
Nanobiotix SA
(a)
.......................... 17,892 695,716
Nexans SA ............................. 20,987 3,196,768
Nexity SA
(a) (c)
............................ 49,925 407,767
Opmobility ............................. 13,975 207,526
Orange SA ............................. 1,024,963 19,584,678
Pernod Ricard SA ........................ 108,826 8,481,168
Publicis Groupe SA ....................... 125,586 13,403,858
Remy Cointreau SA ....................... 13,048 728,844
Renault SA ............................. 103,883 3,280,236
Rexel SA .............................. 121,379 5,036,706
Robertet SA
(c)
........................... 97 89,299
Rubis SCA ............................. 46,412 1,794,175
Safran SA .............................. 193,820 76,167,633
Sanofi SA .............................. 607,221 52,288,804
Sartorius Stedim Biotech .................... 15,889 3,071,979
Schneider Electric SE ...................... 306,718 103,052,737
SCOR SE .............................. 84,903 3,358,860
SEB SA ............................... 14,210 957,103
SES SA , Class A ......................... 209,539 1,390,580
Societe BIC SA .......................... 13,802 1,082,155
Societe Generale SA ...................... 361,092 33,941,436
Sodexo SA ............................. 46,682 3,069,657
SOITEC
(a)
.............................. 14,353 1,748,566
Sopra Steria Group ....................... 7,825 1,660,950
SPIE SA ............................... 79,067 4,252,281
STMicroelectronics N.V. .................... 358,122 19,130,305
Technip Energies N.V. ..................... 78,915 2,729,411
Teleperformance SE
(c)
...................... 28,981 2,305,941
Thales SA .............................. 50,487 14,372,662
TotalEnergies SE ......................... 1,104,025 97,331,349
Trigano SA ............................. 5,524 964,927
Ubisoft Entertainment SA
(a) (c)
................. 97,417 644,479
Unibail-Rodamco-Westfield
(a)
................. 63,388 7,723,095
Valeo SE .............................. 135,917 2,351,621
Vallourec SACA .......................... 91,512 2,206,453
Valneva SE
(a) (c)
.......................... 43,664 108,314
Veolia Environnement SA ................... 340,950 13,567,544
Vicat SACA ............................. 12,060 912,983
Vinci SA ............................... 262,629 37,081,308
Virbac SACA ............................ 2,685 1,045,557
Vivendi SE ............................. 363,691 671,187
Vusion
(c)
............................... 4,722 709,767
Wendel SE ............................. 13,573 1,316,311
Worldline SA
(a) (b) (c)
........................ 23,110 328,673
1,306,133,081
a
Germany  —  12 .8%
adidas AG ............................. 90,792 16,798,612
AIXTRON SE ........................... 63,482 2,677,745
Allianz SE , Registered ..................... 212,458 105,825,735
Alzchem Group AG ....................... 4,133 736,608
Aroundtown SA
(a)
......................... 465,077 1,169,848
Atoss Software SE ........................ 7,109 692,563

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
28
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
Aumovio SE
(a)
........................... 34,224 $ 1,580,226
Aurubis AG ............................. 12,975 2,730,223
Auto1 Group SE
(a)
........................ 78,170 2,052,819
BASF SE .............................. 495,096 28,742,105
Bayer AG , Registered ...................... 552,768 30,676,264
Bayerische Motoren Werke AG ............... 182,025 12,476,620
Bechtle AG ............................. 49,486 2,072,269
Befesa SA
(b)
............................ 22,706 915,653
Beiersdorf AG
(c)
.......................... 53,969 5,013,238
Bilfinger SE ............................. 21,147 2,022,413
Brenntag SE ............................ 68,330 4,818,391
CANCOM SE ........................... 22,734 628,632
Carl Zeiss Meditec AG , Bearer
(c)
............... 21,614 761,623
Commerzbank AG ........................ 372,417 16,242,594
Continental AG .......................... 62,286 5,179,906
CTS Eventim AG & Co. KGaA ................ 38,787 2,616,990
Daimler Truck Holding AG ................... 257,020 14,537,222
Delivery Hero SE , Class A
(a) (b)
................. 95,786 4,175,580
Deutsche Bank AG , Registered ............... 1,014,183 37,327,997
Deutsche Boerse AG ...................... 102,754 30,951,267
Deutsche Lufthansa AG , Registered
(c)
........... 345,952 3,630,085
Deutsche Pfandbriefbank AG
(a) (b) (c)
............. 101,121 399,485
Deutsche Post AG ........................ 513,714 34,316,997
Deutsche Telekom AG , Registered ............. 1,926,260 59,446,260
Deutz AG
(c)
............................. 102,825 1,173,244
Duerr AG .............................. 35,979 742,888
E.ON SE .............................. 1,255,330 27,043,900
Eckert & Ziegler SE ....................... 38,372 603,743
Elmos Semiconductor SE ................... 4,790 809,430
Evonik Industries AG ...................... 158,565 3,207,720
Evotec SE
(a) (c)
........................... 109,622 431,185
Fielmann Group AG ....................... 16,179 758,330
flatexDEGIRO SE ........................ 55,699 2,345,212
Fraport AG Frankfurt Airport Services Worldwide .... 22,050 1,722,593
Freenet AG ............................. 74,851 2,103,390
Fresenius Medical Care AG .................. 114,341 5,868,190
Fresenius SE & Co. KGaA ................... 242,360 12,456,630
GEA Group AG .......................... 83,544 5,935,091
Gerresheimer AG
(a)
....................... 20,330 646,691
Grand City Properties SA
(c)
.................. 37,576 421,065
Hannover Rueck SE ....................... 33,852 9,757,720
Heidelberg Materials AG .................... 74,575 13,883,247
Henkel AG & Co. KGaA .................... 54,468 4,463,122
Hensoldt AG
(c)
........................... 36,030 3,309,675
HOCHTIEF AG .......................... 8,663 4,439,999
HUGO BOSS AG
(c)
........................ 30,469 1,338,014
Hypoport SE
(a) (c)
.......................... 2,119 201,416
Infineon Technologies AG ................... 730,246 52,405,031
IONOS Group SE
(a)
....................... 25,937 945,494
Jenoptik AG ............................ 32,924 1,426,468
JOST Werke SE
(b)
........................ 7,389 494,243
K+S AG , Registered
(c)
...................... 103,355 1,733,577
KION Group AG .......................... 41,922 1,897,074
Knorr-Bremse AG ........................ 39,754 4,728,170
Kontron AG
(a) (c)
.......................... 30,380 785,058
Krones AG ............................. 8,959 1,154,598
LANXESS AG ........................... 55,337 1,057,022
LEG Immobilien SE ....................... 45,332 2,721,665
Mercedes-Benz Group AG ................... 397,412 21,487,730
Merck KGaA
(c)
........................... 72,676 12,011,031
MTU Aero Engines AG ..................... 30,484 12,781,275
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 73,142 43,936,364
Nemetschek SE .......................... 35,015 2,360,176
Security Shares Value
a
Germany (continued)
Nordex SE
(a) (c)
........................... 74,944 $ 3,348,472
Pfisterer Holding SE ....................... 1,896 166,674
ProSiebenSat.1 Media SE ................... 31,199 130,555
Puma SE
(a)
............................. 60,852 1,941,170
QIAGEN N.V. ........................... 112,665 4,636,037
Rational AG ............................ 2,989 2,327,106
RENK Group AG
(c)
........................ 46,266 2,567,600
Rheinmetall AG .......................... 26,138 34,553,092
RWE AG .............................. 361,119 23,755,472
SAF-Holland SE ......................... 41,561 1,038,985
Salzgitter AG ............................ 14,041 841,208
SAP SE ............................... 584,725 107,177,235
Schaeffler AG ........................... 107,608 886,978
Scout24 SE
(b)
........................... 42,871 3,675,485
Siemens AG , Registered .................... 416,405 136,433,585
Siemens Energy AG ....................... 433,937 74,135,086
Siemens Healthineers AG
(b)
.................. 188,789 8,039,502
Siltronic AG
(a)
........................... 10,686 944,473
Sixt SE ............................... 10,023 829,703
SMA Solar Technology AG
(a) (c)
................ 8,569 525,761
Stroeer SE & Co. KGaA .................... 23,273 1,065,314
Suedzucker AG
(a)
......................... 39,603 517,427
SUSS MicroTec SE ....................... 12,436 1,076,570
Symrise AG , Class A ...................... 75,016 7,698,141
TAG Immobilien AG ....................... 108,916 1,740,409
Talanx AG .............................. 34,782 4,623,034
TeamViewer SE
(a) (b)
....................... 100,495 701,764
thyssenkrupp AG ......................... 279,789 3,926,245
Tkms AG& Co. KGaA
(a)
..................... 14,469 1,378,440
United Internet AG , Registered ................ 49,913 1,363,529
Verbio SE
(a)
............................. 14,518 484,561
Vonovia SE ............................. 414,712 10,061,177
Vossloh AG ............................. 6,622 446,318
Wacker Chemie AG
(a)
...................... 10,406 1,065,826
Wacker Neuson SE ....................... 17,401 439,542
Zalando SE
(a) (b)
.......................... 122,675 4,001,069
1,145,346,986
a
Greece  —  0 .0%
Metlen Energy & Metals PLC
(c)
................ 63,495 3,386,001
a
Ireland  —  0 .6%
AIB Group PLC .......................... 1,169,474 13,909,279
Bank of Ireland Group PLC .................. 531,284 11,156,906
Cairn Homes PLC ........................ 412,681 1,161,817
Glanbia PLC ............................ 119,461 3,171,483
Glenveagh Properties PLC
(a) (b)
................ 167,648 463,419
Kerry Group PLC , Class A ................... 85,858 8,196,824
Kingspan Group PLC ...................... 83,396 7,751,137
Ryanair Holdings PLC ..................... 248,070 6,956,253
Uniphar PLC ............................ 79,076 387,229
53,154,347
a
Italy  —  5 .2%
A2A SpA .............................. 904,925 2,363,829
ACEA SpA ............................. 34,906 848,193
Amplifon SpA ........................... 72,810 1,019,282
Avio SpA
(c)
............................. 20,026 673,659
Azimut Holding SpA ....................... 68,307 2,901,337
Banca Generali SpA ....................... 35,626 2,691,441
Banca Mediolanum SpA .................... 122,697 3,287,660
Banca Monte dei Paschi di Siena SpA ........... 1,086,868 14,556,839
Banco BPM SpA ......................... 629,235 11,488,692
BPER Banca SpA ........................ 857,182 13,928,525
Brembo N.V. ............................ 87,822 1,075,380

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Italy (continued)
Brunello Cucinelli SpA ..................... 20,113 $ 2,051,129
Buzzi SpA .............................. 47,834 2,269,022
Carel Industries SpA
(b)
..................... 36,295 1,132,139
Cementir Holding N.V. ..................... 11,472 200,394
Credito Emiliano SpA ...................... 57,411 1,262,444
Davide Campari-Milano N.V. ................. 355,109 2,418,546
De' Longhi SpA .......................... 44,248 2,076,971
DiaSorin SpA
(c)
.......................... 12,369 1,023,969
Enav SpA
(b)
............................. 155,538 908,348
Enel SpA .............................. 4,290,890 48,458,731
Eni SpA ............................... 1,028,024 28,596,213
ERG SpA .............................. 36,022 914,413
Ferrari N.V. ............................. 68,663 26,997,811
Fincantieri SpA
(a) (c)
........................ 68,249 1,072,799
FinecoBank Banca Fineco SpA ............... 335,808 9,200,081
Generali ............................... 462,417 23,434,841
Hera SpA .............................. 508,272 2,218,710
Interpump Group SpA ...................... 45,355 1,825,864
Intesa Sanpaolo SpA ...................... 7,763,101 58,683,651
Iren SpA ............................... 389,396 1,132,439
Italgas SpA ............................. 332,995 3,435,202
Iveco Group N.V. ......................... 121,108 1,941,907
Leonardo SpA ........................... 222,298 14,168,053
Lottomatica Group SpA ..................... 135,623 3,666,453
Maire SpA ............................. 95,889 1,433,002
MFE-MediaForEurope N.V. , Class A ............ 151,118 459,286
Moncler SpA ............................ 127,177 7,233,669
Nexi SpA
(b) (c)
............................ 340,548 1,668,987
OVS SpA
(b)
............................. 85,483 617,953
Pirelli & C SpA
(b)
......................... 218,600 1,665,211
Poste Italiane SpA ........................ 255,377 7,725,808
Prysmian SpA ........................... 157,308 21,707,432
Recordati Industria Chimica e Farmaceutica SpA ... 63,614 3,789,423
Reply SpA ............................. 13,400 1,700,485
Saipem SpA
(c)
........................... 749,794 3,637,586
Salvatore Ferragamo SpA
(a)
.................. 48,250 567,099
Sesa SpA .............................. 5,182 553,505
Snam SpA ............................. 1,120,671 7,599,066
SOL SpA .............................. 19,006 1,247,064
Stellantis N.V.
(a)
.......................... 1,118,740 6,441,219
Tamburi Investment Partners SpA .............. 70,910 763,164
Technogym SpA
(b)
........................ 79,247 1,239,856
Telecom Italia SpA
(a)
....................... 958,548 8,139,850
Tenaris SA ............................. 190,674 5,470,363
Terna - Rete Elettrica Nazionale ............... 757,609 8,685,325
UniCredit SpA ........................... 762,240 71,888,251
Unipol Assicurazioni SpA .................... 203,199 6,357,995
Webuild SpA
(c)
........................... 264,560 686,808
465,203,374
a
Jersey  —  0 .0%
Rosebank Industries PLC
(a) (c)
................. 485,756 2,203,629
a
Netherlands  —  8 .0%
Aalberts N.V. ............................ 56,995 2,822,742
ABN AMRO Bank N.V., CVA ................. 346,542 15,676,697
Adyen N.V.
(a) (b)
........................... 15,189 15,450,490
Aegon Ltd. ............................. 701,929 6,670,713
AerCap Holdings N.V. ...................... 93,100 14,048,790
Akzo Nobel N.V. ......................... 89,519 6,270,135
Allfunds Group PLC ....................... 191,806 1,958,132
AMG Critical Materials N.V. .................. 16,835 576,287
Arcadis N.V. ............................ 39,387 1,853,620
ASM International N.V. ..................... 26,142 24,211,380
ASML Holding N.V. ....................... 217,395 358,254,982
Security Shares Value
a
Netherlands (continued)
ASR Nederland N.V. ....................... 88,619 $ 7,245,209
Basic-Fit N.V.
(a) (b)
......................... 32,256 1,290,512
BE Semiconductor Industries N.V. ............. 40,157 9,208,756
Coca-Cola Europacific Partners PLC ............ 116,234 12,722,974
Corbion N.V. ............................ 42,614 931,285
CSG N.V.
(a)
............................. 104,028 1,981,737
CVC Capital Partners PLC
(b)
................. 116,330 1,953,196
DSM-Firmenich AG ....................... 93,911 10,124,335
Eurocommercial Properties N.V. ............... 11,484 371,475
EXOR N.V. ............................. 53,383 4,274,952
Heineken Holding N.V. ..................... 72,167 6,071,120
Heineken N.V. ........................... 160,136 14,498,763
IMCD N.V. ............................. 32,477 3,549,591
ING Groep N.V. .......................... 1,640,041 57,633,576
InPost SA
(a)
............................. 141,814 2,529,334
Koninklijke Ahold Delhaize N.V. ............... 495,696 19,640,580
Koninklijke BAM Groep N.V. ................. 164,681 2,208,468
Koninklijke Heijmans N.V. ................... 15,575 1,684,881
Koninklijke KPN N.V. ...................... 2,159,088 10,194,869
Koninklijke Philips N.V. ..................... 425,805 11,219,042
Koninklijke Vopak N.V. ..................... 37,269 2,109,785
Magnum Ice Cream Co. N.V. (The)
(a)
............ 277,991 5,195,068
NN Group N.V. .......................... 147,391 13,893,242
Pharming Group N.V.
(a)
..................... 580,952 589,596
Prosus N.V.
(a)
........................... 731,129 33,977,611
Randstad N.V. ........................... 61,689 2,607,957
SBM Offshore N.V. ........................ 81,493 3,043,429
Signify N.V.
(b)
............................ 82,644 1,412,600
TKH Group N.V. ......................... 28,724 1,416,262
Universal Music Group N.V. .................. 583,409 9,625,987
Van Lanschot Kempen N.V. .................. 16,921 1,271,619
Wereldhave N.V. ......................... 10,131 223,889
Wolters Kluwer N.V. ....................... 128,127 10,059,072
712,554,740
a
Norway  —  1 .4%
Aker ASA , Class A ........................ 15,021 2,020,662
Aker BP ASA ............................ 181,284 6,463,572
Aker Solutions ASA ....................... 96,375 429,041
Atea ASA
(a)
............................. 60,133 1,091,164
Austevoll Seafood ASA ..................... 70,888 636,661
Bakkafrost P/F .......................... 30,100 1,437,432
BLUENORD ASA
(a)
....................... 18,924 1,031,858
BW LPG Ltd.
(b)
.......................... 58,773 1,347,321
DNB Bank ASA .......................... 464,749 14,964,269
DNO ASA .............................. 225,309 400,670
DOF Group ASA ......................... 103,239 1,356,186
Elkem ASA
(a) (b)
........................... 251,046 824,355
Equinor ASA ............................ 398,983 16,378,614
Frontline PLC ........................... 87,582 3,472,785
Gjensidige Forsikring ASA ................... 105,949 3,160,557
Hoegh Autoliners ASA ..................... 73,271 1,302,680
Kitron ASA ............................. 122,812 1,123,490
Kongsberg Gruppen ASA ................... 240,631 7,520,433
Kongsberg Maritime A.S.
(a)
.................. 275,290 1,548,189
Leroy Seafood Group ASA ................... 173,570 761,776
Mowi ASA .............................. 261,094 5,591,388
MPC Container Ships ASA .................. 285,283 733,262
NORBIT ASA ........................... 27,559 511,382
Nordic Semiconductor ASA
(a)
................. 110,973 1,874,992
Norsk Hydro ASA ......................... 702,168 6,476,816
Norwegian Air Shuttle ASA .................. 474,200 654,392
Odfjell Drilling Ltd. ........................ 90,881 872,611
Orkla ASA .............................. 423,092 4,699,681
Protector Forsikring ASA .................... 34,502 1,795,294

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Norway (continued)
Salmar ASA
(c)
........................... 41,112 $ 2,241,349
Scatec ASA
(a) (b)
.......................... 111,934 1,082,405
SpareBank 1 Nord Norge ................... 43,738 731,019
Sparebank 1 Oestlandet .................... 19,946 409,716
SpareBank 1 SMN ........................ 85,102 1,765,399
SpareBank 1 Sor-Norge ASA ................. 125,536 2,812,247
Stolt-Nielsen Ltd. ......................... 15,779 529,815
Storebrand ASA .......................... 241,408 5,138,449
Subsea 7 SA ............................ 132,045 4,461,642
Telenor ASA ............................ 349,651 4,936,249
TGS ASA .............................. 119,701 1,622,141
TOMRA Systems ASA ..................... 131,278 1,459,103
Var Energi ASA .......................... 457,315 2,297,554
Vend Marketplaces ASA , Class B .............. 101,859 2,583,943
Wallenius Wilhelmsen ASA , Class B ............ 63,512 989,789
Yara International ASA ..................... 92,298 4,353,863
127,896,216
a
Portugal  —  0 .3%
Banco Comercial Portugues SA , Class R ......... 4,591,140 5,656,770
CTT-Correios de Portugal SA ................. 30,810 219,128
EDP Renewables SA ...................... 190,233 2,951,834
EDP SA ............................... 1,686,148 8,682,484
Galp Energia SGPS SA .................... 238,867 5,424,814
Jeronimo Martins SGPS SA .................. 146,388 2,935,796
Navigator Co. SA (The)
(c)
.................... 171,498 644,657
NOS SGPS SA .......................... 138,509 770,919
REN - Redes Energeticas Nacionais SGPS SA ..... 269,808 1,074,065
Sonae SGPS SA ......................... 616,531 1,448,210
29,808,677
a
Spain  —  5 .9%
Acciona SA ............................. 13,353 3,672,675
Acerinox SA ............................ 105,674 2,127,794
ACS Actividades de Construccion y Servicios SA ... 99,973 12,743,643
Aena SME SA
(b)
.......................... 410,985 12,669,783
Almirall SA ............................. 27,894 358,033
Amadeus IT Group SA ..................... 246,927 15,239,587
Banco Bilbao Vizcaya Argentaria SA ............ 3,142,487 88,089,842
Banco de Sabadell SA ..................... 2,762,133 10,604,445
Banco Santander SA ...................... 7,999,685 113,773,675
Bankinter SA ............................ 372,540 6,852,842
CaixaBank SA ........................... 1,987,420 28,869,925
Cellnex Telecom SA
(a) (b)
..................... 269,746 8,379,405
CIE Automotive SA ........................ 31,729 968,980
Colonial SFL Socimi SA .................... 179,275 1,147,524
Construcciones y Auxiliar de Ferrocarriles SA ...... 5,231 413,676
Elecnor SA ............................. 18,439 729,168
Enagas SA ............................. 108,309 2,111,224
Endesa SA ............................. 173,807 8,463,519
Ferrovial N.V. ........................... 271,341 17,774,467
Fluidra SA ............................. 55,437 1,232,713
Grenergy Renovables SA
(a)
.................. 7,517 797,587
Grifols SA
(c)
............................. 158,824 1,825,325
Iberdrola SA ............................ 3,481,301 82,693,376
Indra Sistemas SA
(c)
....................... 47,641 3,132,232
Industria de Diseno Textil SA ................. 605,751 39,533,493
International Consolidated Airlines Group SA , Class DI 648,781 3,789,827
Laboratorios Farmaceuticos Rovi SA ............ 12,955 874,667
Logista Integral SA ........................ 38,463 1,640,893
Mapfre SA ............................. 436,655 2,232,796
Melia Hotels International SA ................. 68,959 822,729
Merlin Properties Socimi SA ................. 230,252 4,001,808
Naturgy Energy Group SA ................... 230,315 7,683,275
Neinor Homes SA
(a) (b)
...................... 19,740 361,508
Security Shares Value
a
Spain (continued)
Pharma Mar SA
(a)
......................... 7,918 $ 722,054
Redeia Corp. SA ......................... 130,938 2,309,358
Repsol SA ............................. 624,567 19,062,426
Sacyr SA .............................. 349,054 1,897,493
Solaria Energia y Medio Ambiente SA
(a)
.......... 53,877 1,042,588
Tecnicas Reunidas SA
(a)
.................... 30,776 1,002,031
Telefonica SA ........................... 2,016,402 8,325,099
Unicaja Banco SA
(b)
....................... 621,966 2,391,614
Vidrala SA ............................. 14,354 1,451,773
Viscofan SA ............................ 26,713 1,770,010
525,586,882
a
Sweden  —  6 .3%
AAK AB
(c)
.............................. 107,727 2,324,561
AddLife AB , Class B ....................... 79,700 1,354,771
Addnode Group AB , Class B ................. 87,851 353,916
AddTech AB , Class B ...................... 146,939 5,346,540
Alfa Laval AB ........................... 165,158 9,773,730
Alimak Group AB
(b)
........................ 53,762 721,929
Altra Fastigheter AB ....................... 108,337 886,986
AQ Group AB ........................... 30,787 663,344
Arjo AB , Class B ......................... 165,539 470,865
Asmodee Group AB , Class B
(a)
................ 99,744 1,556,577
Assa Abloy AB , Class B .................... 555,123 20,598,260
Atlas Copco AB , Class A .................... 1,419,042 29,984,100
Atlas Copco AB , Class B .................... 825,275 15,249,057
Attendo AB
(b)
............................ 66,544 765,377
Avanza Bank Holding AB ................... 75,844 3,112,338
Axfood AB ............................. 69,069 1,762,736
Beijer Ref AB , Class B ..................... 242,228 3,418,395
Betsson AB , Class B ...................... 71,038 686,605
Better Collective A.S.
(a)
..................... 34,253 435,753
Bilia AB , Class A ......................... 49,898 808,350
Billerud AB ............................. 117,937 940,401
BioArctic AB , Class B
(b) (c)
.................... 28,359 968,273
BioGaia AB , Class B ....................... 44,001 534,461
Boliden AB ............................. 155,603 7,829,564
BoneSupport Holding AB
(a) (b)
................. 36,895 854,352
Boozt AB
(a) (b)
............................ 45,326 796,830
Bravida Holding AB
(b)
...................... 135,104 1,861,571
Bure Equity AB
(c)
......................... 39,825 1,090,048
Camurus AB
(a)
........................... 23,913 1,559,993
Castellum AB ........................... 210,765 2,958,150
Catena AB ............................. 31,319 1,301,123
Clas Ohlson AB , Class B .................... 25,777 1,135,692
Cloetta AB , Class B ....................... 107,893 647,893
Dios Fastigheter AB ....................... 66,713 461,080
Dometic Group AB
(a) (b)
...................... 204,497 510,837
Dynavox Group AB ....................... 42,395 319,793
Electrolux AB , Class B
(a)
.................... 494,262 1,447,114
Electrolux Professional AB , Class B ............ 140,472 700,290
Elekta AB , Class B ........................ 224,262 1,140,909
Epiroc AB , Class A ........................ 360,410 9,239,697
Epiroc AB , Class B ........................ 198,303 4,347,909
EQT AB ............................... 254,321 8,638,206
Essity AB , Class B ........................ 332,310 9,653,835
Evolution AB
(a) (b) (c)
......................... 73,042 5,574,659
Fabege AB ............................. 148,330 1,163,312
Fastighets AB Balder , Class B
(a)
............... 416,293 2,278,467
Getinge AB , Class B ....................... 138,145 3,443,313
Granges AB ............................ 71,302 1,342,831
H & M Hennes & Mauritz AB , Class B ........... 255,452 4,678,281
Hemnet Group AB ........................ 62,535 552,106
Hexagon AB , Class B ...................... 1,139,272 11,245,261
Hexpol AB ............................. 166,507 1,549,842

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Sweden (continued)
HMS Networks AB ........................ 17,508 $ 906,811
Hoist Finance AB
(b)
........................ 23,120 524,300
Holmen AB , Class B ....................... 46,257 1,568,717
Hufvudstaden AB , Class A ................... 82,016 1,044,408
Husqvarna AB , Class B ..................... 257,727 1,053,535
Industrivarden AB , Class A .................. 66,322 3,824,329
Industrivarden AB , Class C .................. 88,477 5,062,988
Indutrade AB ............................ 156,548 3,930,463
Investment AB Latour , Class B ................ 88,445 1,865,840
Investor AB , Class B ....................... 975,359 42,133,422
Invisio AB .............................. 24,133 527,292
JM AB
(c)
............................... 48,771 631,094
Kinnevik AB , Class B
(a)
..................... 170,832 942,661
L E Lundbergforetagen AB , Class B ............ 40,491 2,432,104
Lagercrantz Group AB , Class B ............... 104,516 2,457,658
Lifco AB , Class B ......................... 128,741 4,384,671
Lindab International AB ..................... 48,716 634,913
Loomis AB , Class B ....................... 43,445 2,397,490
Millicom International Cellular SA
(a)
............. 55,430 5,292,456
MIPS AB .............................. 18,062 798,576
Modern Times Group MTG AB , Class B
(a)
......... 39,527 542,125
Munters Group AB
(b)
....................... 84,306 1,500,671
Mycronic AB ............................ 98,020 3,238,777
NCAB Group AB ......................... 92,827 670,696
NCC AB , Class B ......................... 58,689 1,047,622
New Wave Group AB , Class B ................ 33,834 335,685
Nibe Industrier AB , Class B .................. 854,247 3,424,277
NOBA Bank Group AB ..................... 86,053 753,280
Nolato AB , Class B ........................ 29,096 149,061
Nordea Bank Abp ........................ 1,701,082 34,333,192
Nordnet AB publ ......................... 80,897 3,099,097
Octave Intelligence PLC
(a)
................... 118,724 2,128,309
Pandox AB , Class B ....................... 74,937 1,393,501
Peab AB , Class B ........................ 108,662 1,076,347
Plejd AB
(a)
.............................. 5,715 515,852
RaySearch Laboratories AB , Class B ........... 22,985 432,575
Saab AB , Class B ........................ 180,869 11,365,404
Sagax AB , Class B ........................ 143,333 2,519,567
Samhallsbyggnadsbolaget i Norden AB
(a) (c)
........ 869,449 299,663
Sandvik AB ............................. 581,652 21,750,720
Sdiptech AB , Class B
(a)
..................... 20,143 512,042
Sectra AB , Class B ........................ 82,406 2,313,014
Securitas AB , Class B ...................... 279,136 4,484,140
Sinch AB
(a) (b)
............................ 384,435 1,625,875
Sivers Semiconductors AB
(a) (c)
................ 131,233 428,072
Skandinaviska Enskilda Banken AB , Class A ...... 835,583 19,579,799
Skanska AB , Class B ...................... 196,974 5,527,139
SKF AB , Class B ......................... 187,218 5,067,475
Spotify Technology SA
(a)
.................... 82,541 41,265,548
SSAB AB , Class A ........................ 133,421 1,404,637
SSAB AB , Class B ........................ 328,801 3,463,209
Svenska Cellulosa AB SCA , Class B ............ 354,321 4,028,328
Svenska Handelsbanken AB , Class A ........... 783,054 11,973,333
Sweco AB , Class B ....................... 124,782 1,761,645
Swedbank AB , Class A ..................... 463,666 18,546,621
Swedish Orphan Biovitrum AB
(a)
............... 107,896 5,346,918
Tele2 AB , Class B ........................ 315,614 5,467,723
Telefonaktiebolaget LM Ericsson , Class B ........ 1,489,490 14,651,645
Telia Co. AB ............................ 1,309,856 6,070,141
Thule Group AB
(b)
......................... 71,968 1,656,718
Trelleborg AB , Class B ..................... 116,612 5,183,874
Troax Group AB .......................... 28,449 419,909
VBG Group AB , Class B
(c)
................... 11,567 396,573
Verisure PLC
(a)
.......................... 133,771 1,663,377
Security Shares Value
a
Sweden (continued)
Vitec Software Group AB , Class B ............. 26,126 $ 632,142
Vitrolife AB ............................. 67,408 609,429
Volvo AB , Class B ........................ 865,859 33,120,604
Wallenstam AB , Class B .................... 243,917 1,059,072
Wihlborgs Fastigheter AB ................... 184,055 1,496,949
Xvivo Perfusion AB
(a) (c)
..................... 23,330 648,313
564,434,696
a
Switzerland  —  14 .0%
ABB Ltd. , Registered ...................... 875,908 86,416,119
Accelleron Industries AG .................... 53,895 4,879,464
Adecco Group AG , Registered ................ 93,044 2,600,695
Alcon AG .............................. 278,886 19,153,671
Allreal Holding AG , Registered ................ 9,451 2,472,280
ALSO Holding AG , Registered ................ 4,347 1,040,045
ams-OSRAM AG
(a) (c)
....................... 57,199 1,136,401
Aryzta AG
(a) (c)
........................... 15,381 1,010,482
Avolta AG
(a)
............................. 54,233 3,255,839
Bachem Holding AG , Class B ................. 20,432 1,899,360
Banque Cantonale Vaudoise , Registered ......... 18,119 2,846,327
Barry Callebaut AG , Registered ............... 1,953 2,720,964
Belimo Holding AG , Registered ............... 5,578 5,816,698
BKW AG .............................. 13,302 2,197,516
Bossard Holding AG , Class A, Registered ........ 4,178 1,170,572
Bucher Industries AG , Registered .............. 4,000 1,571,567
Burckhardt Compression Holding AG ........... 1,609 964,468
Burkhalter Holding AG ..................... 3,836 649,561
Cembra Money Bank AG .................... 20,057 2,229,923
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 534 6,163,464
Chocoladefabriken Lindt & Spruengli AG , Registered . 59 6,947,286
Cie Financiere Richemont SA , Class A, Registered .. 300,049 70,914,101
Clariant AG , Registered
(a)
................... 116,658 1,325,630
Comet Holding AG , Registered ................ 4,642 1,883,451
Daetwyler Holding AG , Bearer ................ 4,394 747,696
DKSH Holding AG ........................ 21,817 1,811,153
dormakaba Holding AG ..................... 19,916 1,435,056
EFG International AG
(a)
..................... 63,128 1,256,000
Emmi AG , Registered ...................... 1,332 1,430,779
EMS-Chemie Holding AG , Registered ........... 4,095 4,146,754
Flughafen Zurich AG , Registered .............. 11,383 3,346,057
Forbo Holding AG , Registered ................ 656 743,410
Galderma Group AG
(a)
..................... 103,487 22,519,941
Galenica AG
(b)
........................... 29,811 3,166,871
Geberit AG , Registered ..................... 18,690 12,314,848
Georg Fischer AG , Registered ................ 45,474 2,915,817
Givaudan SA , Registered ................... 5,172 20,671,728
Helvetia Baloise Holding AG ................. 44,552 11,947,481
Holcim AG
(a)
............................ 284,228 25,814,759
Huber + Suhner AG , Registered ............... 8,934 2,105,887
Idorsia Ltd.
(a)
............................ 96,033 727,554
Implenia AG , Registered .................... 12,447 987,602
Inficon Holding AG , Registered ................ 11,149 2,249,274
Interroll Holding AG , Registered ............... 359 601,975
Julius Baer Group Ltd. ..................... 114,961 10,107,437
Kardex Holding AG , Registered ............... 3,832 1,127,706
Kuehne + Nagel International AG , Registered ...... 26,739 6,809,398
Kuros Biosciences AG , Registered
(a) (c)
........... 17,930 505,286
Landis+Gyr Group AG
(a)
.................... 17,681 1,001,598
Logitech International SA , Registered ........... 82,954 8,472,116
Lonza Group AG , Registered ................. 39,363 27,435,137
Medacta Group SA
(b)
...................... 4,523 741,427
Mobimo Holding AG , Registered ............... 5,117 2,213,568
Nestle SA , Registered ..................... 1,443,692 144,298,428
Novartis AG , Registered .................... 1,024,751 160,262,606

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
32
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Switzerland (continued)
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 118,775 $ 700,664
Partners Group Holding AG .................. 12,297 10,249,900
PSP Swiss Property AG , Registered ............ 28,101 5,069,866
R&S Group Holding AG
(a)
................... 15,117 391,650
Roche Holding AG , Bearer .................. 16,798 7,446,480
Roche Holding AG , NVS .................... 392,932 171,747,581
Sandoz Group AG ........................ 234,079 19,081,613
Schindler Holding AG , Participation Certificates , NVS 23,243 7,316,432
Schindler Holding AG , Registered .............. 11,557 3,534,984
Sensirion Holding AG
(a) (b)
.................... 6,942 630,219
SFS Group AG .......................... 10,721 1,755,128
SGS SA , Registered ....................... 94,062 11,146,006
Siegfried Holding AG , Registered
(a) (c)
............ 22,951 2,153,433
SIG Group AG
(a)
.......................... 175,146 3,182,672
Sika AG , Registered ....................... 84,711 19,059,178
SKAN Group AG ......................... 4,108 298,510
Softwareone Holding AG
(a)
................... 82,799 900,245
Sonova Holding AG , Registered ............... 28,049 7,642,058
Stadler Rail AG .......................... 32,839 997,194
Straumann Holding AG , Registered ............. 62,962 7,797,227
Sulzer AG , Registered ..................... 10,082 1,831,005
Sunrise Communications AG , Class A
(a)
.......... 41,789 2,207,118
Swatch Group AG (The) , Bearer ............... 16,334 3,651,898
Swiss Life Holding AG , Registered ............. 15,815 18,661,667
Swiss Prime Site AG , Registered .............. 46,655 7,609,434
Swiss Re AG ............................ 167,098 27,807,618
Swisscom AG , Registered ................... 14,755 11,338,415
Swissquote Group Holding SA , Registered ........ 63,931 3,330,767
Tecan Group AG , Registered ................. 8,116 1,875,591
Temenos AG , Registered ................... 31,597 2,628,384
TX Group AG ........................... 1,417 242,228
UBS Group AG , Registered .................. 1,777,231 93,940,221
Valiant Holding AG , Registered ............... 9,397 1,836,509
VAT Group AG
(b)
......................... 15,045 11,260,849
Vaudoise Assurances Holding SA .............. 102 101,312
Vontobel Holding AG , Registered .............. 18,377 1,966,565
Ypsomed Holding AG , Registered .............. 2,912 1,389,733
Zurich Insurance Group AG .................. 83,590 63,672,853
1,251,634,440
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(a) (d)
....................... 42,009 1
a
United Kingdom  —  23 .2%
3i Group PLC ........................... 543,539 20,925,052
4imprint Group PLC ....................... 16,266 902,769
Aberdeen Group PLC ...................... 950,682 3,094,538
Admiral Group PLC ....................... 143,726 7,285,826
AG Barr PLC ............................ 53,061 464,834
Airtel Africa PLC
(b)
........................ 483,715 2,183,440
AJ Bell PLC ............................ 180,637 1,428,424
Anglo American PLC ...................... 599,006 30,322,583
Antofagasta PLC ......................... 199,123 9,924,444
Ashmore Group PLC ...................... 289,502 805,324
Associated British Foods PLC ................ 173,077 4,862,513
AstraZeneca PLC ........................ 845,960 143,906,513
ATALAYA MINING COPPER SA ............... 34,106 411,343
Autotrader Group PLC
(b)
.................... 487,483 3,442,207
Aviva PLC ............................. 1,657,778 15,515,475
B&M European Value Retail PLC .............. 586,624 1,763,418
Babcock International Group PLC .............. 145,295 2,205,656
BAE Systems PLC ........................ 1,638,026 46,371,419
Balfour Beatty PLC ....................... 305,956 3,566,754
Baltic Classifieds Group PLC ................. 66,467 179,732
Barclays PLC ........................... 7,633,117 52,466,523
Security Shares Value
a
United Kingdom (continued)
Barratt Redrow PLC ....................... 780,047 $ 3,100,075
Beazley PLC ............................ 340,754 5,922,313
Bellway PLC ............................ 66,625 1,785,103
Berkeley Group Holdings PLC
(a)
............... 55,192 2,606,867
Big Yellow Group PLC ..................... 111,429 1,334,067
Bodycote PLC ........................... 101,385 989,589
BP PLC ............................... 8,746,931 65,717,163
Breedon Group PLC ....................... 202,956 905,398
Bridgepoint Group PLC
(b)
.................... 134,841 582,769
British American Tobacco PLC ................ 1,127,351 68,386,162
British Land Co. PLC (The) .................. 571,484 3,417,262
BT Group PLC .......................... 3,298,314 8,930,645
Bunzl PLC ............................. 181,047 6,832,193
Burberry Group PLC
(a)
..................... 203,557 3,281,015
C&C Group PLC ......................... 267,994 367,689
Centrica PLC ........................... 2,588,254 5,406,898
Ceres Power Holdings PLC
(a)
................. 81,661 385,057
Chemring Group PLC ...................... 141,808 1,130,360
Chesnara PLC .......................... 50,781 235,434
Clarkson PLC ........................... 16,594 1,057,844
Close Brothers Group PLC
(a)
................. 67,550 387,469
Coats Group PLC ........................ 928,334 1,006,027
Coca-Cola HBC AG , Class DI
(a)
............... 117,701 7,936,555
Cohort PLC
(c)
........................... 18,163 300,889
Compass Group PLC ...................... 941,757 29,906,297
Computacenter PLC ....................... 38,531 2,387,750
Convatec Group PLC
(b)
..................... 867,136 2,620,201
Craneware PLC .......................... 19,663 311,667
Cranswick PLC .......................... 32,563 2,347,944
Croda International PLC .................... 71,933 3,114,163
Currys PLC ............................. 665,191 1,505,973
CVS Group PLC ......................... 45,973 776,854
DCC Energy PLC ........................ 52,370 4,477,937
Derwent London PLC ...................... 58,286 1,652,797
Diageo PLC ............................ 1,229,031 26,999,770
Diploma PLC ........................... 74,863 7,413,900
DiscoverIE Group PLC ..................... 44,904 469,025
Domino's Pizza Group PLC .................. 82,903 226,054
Dr Martens PLC .......................... 323,924 337,904
Drax Group PLC ......................... 219,666 2,183,406
Dunelm Group PLC ....................... 77,727 909,113
easyJet PLC ............................ 161,014 1,370,797
Elementis PLC .......................... 349,660 842,865
Endeavour Mining PLC ..................... 113,759 5,426,919
Energean PLC .......................... 85,342 877,601
Entain PLC ............................. 340,265 2,491,122
Experian PLC ........................... 502,693 18,966,464
Firstgroup PLC .......................... 426,128 1,059,036
Frasers Group PLC
(a)
...................... 77,471 845,628
Fresnillo PLC ........................... 112,980 3,805,836
Games Workshop Group PLC ................ 18,802 4,846,816
Gamma Communications PLC ................ 53,146 670,434
GB Group PLC .......................... 154,734 460,657
Genuit Group PLC ........................ 168,793 620,809
Genus PLC ............................. 40,749 1,207,325
Georgia Capital PLC
(a)
..................... 13,770 736,279
Glencore PLC
(a)
.......................... 5,290,746 38,968,196
Grafton Group PLC , CDI .................... 117,642 1,539,331
Grainger PLC ........................... 424,246 1,001,121
Great Portland Estates PLC .................. 232,499 1,097,506
Greencore Group PLC ..................... 309,923 1,087,688
Greggs PLC ............................ 60,130 1,521,977
GSK PLC .............................. 2,259,831 58,762,062
Haleon PLC ............................ 4,922,682 24,099,287

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Halma PLC ............................. 205,410 $ 9,813,910
Hammerson PLC ......................... 263,824 1,365,298
Harbour Energy PLC ...................... 422,891 1,371,816
Hays PLC .............................. 1,076,260 818,099
Helios Towers PLC ........................ 446,533 1,181,483
Hikma Pharmaceuticals PLC ................. 91,828 1,960,331
Hill & Smith PLC ......................... 48,737 1,881,521
Hilton Food Group PLC ..................... 39,939 322,429
Hiscox Ltd. ............................. 188,619 4,604,924
Hochschild Mining PLC ..................... 209,061 1,227,480
Howden Joinery Group PLC ................. 300,815 3,205,361
HSBC Holdings PLC ...................... 9,611,544 204,680,797
Hunting PLC ............................ 78,423 468,756
ICG PLC .............................. 155,678 3,974,762
IG Group Holdings PLC .................... 194,517 3,827,542
IMI PLC ............................... 140,304 5,575,474
Imperial Brands PLC ...................... 416,127 15,792,379
Inchcape PLC ........................... 203,385 2,298,431
Informa PLC ............................ 712,071 8,530,342
IntegraFin Holdings PLC .................... 178,812 888,063
InterContinental Hotels Group PLC ............. 80,418 13,004,162
International Workplace Group PLC ............ 456,400 1,217,217
Intertek Group PLC ....................... 88,200 6,966,316
Investec PLC ........................... 364,500 3,190,171
IP Group PLC
(a)
.......................... 855,738 725,504
ITM Power PLC
(a)
......................... 260,100 359,677
ITV PLC ............................... 1,953,400 1,958,415
J D Wetherspoon PLC ..................... 61,644 646,368
J Sainsbury PLC ......................... 931,384 4,491,422
JD Sports Fashion PLC .................... 1,374,496 1,666,443
JET2 PLC .............................. 67,126 1,393,138
Johnson Matthey PLC ..................... 91,962 2,484,308
Johnson Service Group PLC ................. 219,052 444,022
JTC PLC
(b)
............................. 105,619 1,888,959
Kainos Group PLC ........................ 18,368 216,062
Keller Group PLC ........................ 38,107 1,553,088
Kier Group PLC .......................... 143,068 465,963
Kingfisher PLC .......................... 987,478 4,119,699
Klarna Group PLC
(a) (c)
...................... 35,648 675,173
Lancashire Holdings Ltd. .................... 139,002 1,129,061
Land Securities Group PLC .................. 387,551 3,691,398
Legal & General Group PLC ................. 3,019,415 12,259,899
Lion Finance Group PLC .................... 19,479 3,059,783
Lloyds Banking Group PLC .................. 32,775,379 50,658,166
London Stock Exchange Group PLC ............ 251,115 28,248,566
LondonMetric Property PLC .................. 1,162,535 3,073,286
M&G PLC .............................. 1,186,164 5,730,005
Man Group PLC ......................... 684,037 2,800,826
Marks & Spencer Group PLC ................. 1,147,438 6,272,322
Melrose Industries PLC ..................... 708,116 4,355,818
Michael Page PLC ........................ 187,220 460,167
Mitchells & Butlers PLC
(a)
................... 205,271 759,938
Mitie Group PLC ......................... 806,773 2,250,771
Molten Ventures PLC
(a)
..................... 48,233 397,931
Mondi PLC ............................. 247,570 2,984,943
MONY Group PLC ........................ 371,448 987,972
Morgan Sindall Group PLC .................. 28,028 1,673,422
National Grid PLC ........................ 2,766,662 44,282,782
NatWest Group PLC ....................... 4,449,494 41,970,448
Next PLC .............................. 63,947 12,805,902
Ninety One PLC ......................... 281,609 811,442
Ocado Group PLC
(a)
....................... 300,350 858,492
OSB Group PLC ......................... 239,375 1,802,007
OXB
(a)
................................ 34,314 258,982
Security Shares Value
a
United Kingdom (continued)
Oxford Instruments PLC .................... 38,640 $ 1,422,746
Pan African Resources PLC ................. 1,059,330 1,324,841
Paragon Banking Group PLC ................. 127,031 1,439,361
Pearson PLC ........................... 286,141 4,828,528
Pennon Group PLC ....................... 263,295 1,640,085
Persimmon PLC ......................... 182,820 2,744,161
Pets at Home Group PLC ................... 282,541 806,588
Playtech PLC
(a)
.......................... 172,378 879,573
Plus500 Ltd. ............................ 45,187 2,381,222
Polar Capital Holdings PLC .................. 25,522 265,203
Premier Foods PLC ....................... 375,302 982,796
Primary Health Properties PLC ................ 1,616,888 2,060,764
Prudential PLC .......................... 1,408,691 21,170,582
QinetiQ Group PLC ....................... 293,895 2,012,106
Quilter PLC
(b)
........................... 731,310 1,904,225
Raspberry PI Holdings PLC
(a)
................. 28,127 249,057
Rathbones Group PLC ..................... 34,979 786,345
Reckitt Benckiser Group PLC ................. 356,568 25,165,628
RELX PLC ............................. 1,000,281 35,181,828
Renew Holdings PLC ...................... 41,747 509,907
Renishaw PLC .......................... 20,359 1,357,675
Rentokil Initial PLC ........................ 1,442,960 6,645,203
Rightmove PLC .......................... 446,531 2,799,541
Rio Tinto PLC ........................... 599,346 58,238,224
Rockhopper Exploration PLC
(a)
................ 421,458 413,519
Rolls-Royce Holdings PLC .................. 4,691,502 93,593,880
Rotork PLC ............................. 456,895 3,009,978
RS GROUP PLC ......................... 261,052 2,485,704
Safestore Holdings PLC .................... 122,915 1,025,344
Saga PLC
(a)
............................ 43,010 389,537
Sage Group PLC (The) ..................... 535,721 7,057,038
Savills PLC ............................. 89,782 1,113,235
Schroders PLC .......................... 469,509 3,724,155
Segro PLC ............................. 682,188 8,911,222
Senior PLC ............................. 320,256 1,253,871
Serco Group PLC ........................ 649,104 2,113,590
Serica Energy PLC ....................... 126,258 400,367
Severn Trent PLC ........................ 149,377 6,057,827
Shaftesbury Capital PLC .................... 954,669 1,850,211
Shell PLC .............................. 3,138,973 143,676,106
SigmaRoc PLC
(a)
......................... 478,097 795,884
Sirius Real Estate Ltd. ..................... 827,788 1,103,937
Smith & Nephew PLC ...................... 451,945 7,069,761
Smiths Group PLC ........................ 182,057 6,501,181
Softcat PLC ............................ 75,272 1,975,166
Spirax Group PLC ........................ 40,477 3,795,000
SSE PLC .............................. 675,719 21,348,289
SSP Group PLC ......................... 492,037 1,322,979
St. James's Place PLC ..................... 300,733 4,273,082
Standard Chartered PLC .................... 1,011,471 29,906,778
Standard Life PLC ........................ 384,339 4,789,367
Sunbelt Rentals Holdings, Inc. ................ 230,422 16,508,861
Supermarket Income REIT PLC ............... 776,034 898,951
Target Healthcare REIT PLC ................. 84,378 128,732
Tate & Lyle PLC .......................... 215,188 1,603,556
Taylor Wimpey PLC ....................... 2,028,603 2,135,921
TBC Bank Group PLC ..................... 25,503 1,656,106
Telecom Plus PLC ........................ 41,879 480,325
Tesco PLC ............................. 3,523,459 23,191,965
TP ICAP Group PLC ...................... 438,508 2,025,299
Trainline PLC
(a) (b)
......................... 262,458 839,043
Travis Perkins PLC ....................... 122,145 915,145
Tritax Big Box REIT PLC .................... 1,371,681 3,153,659
TUI AG ............................... 306,640 2,670,617

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
34
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
Unilever PLC ........................... 1,218,551 $ 77,533,465
UNITE Group PLC (The) .................... 245,753 1,785,195
United Utilities Group PLC ................... 403,233 7,509,960
Vesuvius PLC ........................... 121,386 606,949
Victrex PLC ............................ 53,324 562,722
Vistry Group PLC
(a)
........................ 179,939 712,267
Vodafone Group PLC ...................... 10,387,938 16,485,553
Volution Group PLC ....................... 100,801 840,940
Watches of Switzerland Group PLC
(a) (b)
.......... 149,236 1,474,036
Weir Group PLC (The) ..................... 146,907 5,241,246
WH Smith PLC .......................... 87,462 511,862
Whitbread PLC .......................... 95,543 3,236,812
Wise Group PLC , Class A
(a)
.................. 394,122 4,707,383
Workspace Group PLC
(c)
.................... 84,175 398,989
WPP PLC .............................. 582,695 2,353,669
XPS Pensions Group PLC ................... 57,775 258,254
Yellow Cake PLC
(a) (b)
....................... 147,775 1,095,417
Zegona Communications PLC ................ 101,181 1,996,820
Zigup PLC ............................. 168,081 1,047,707
2,080,140,398
a
United States  —  0 .2%
Nebius Group N.V. , Class A
(a) (c)
................ 112,996 21,515,568
a
Total Common Stocks — 99.2%
(Cost: $ 7,362,543,740 ) ............................... 8,893,901,965
a
Preferred Stocks
Germany  —  0 .4%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 61,366 3,004,256
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 3,961 502,191
FUCHS SE , Preference Shares , NVS ........... 40,496 1,877,021
Henkel AG & Co. KGaA , Preference Shares , NVS ... 86,499 7,540,870
Jungheinrich AG , Preference Shares , NVS ........ 31,426 885,323
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 90,829 3,014,715
Sartorius AG , Preference Shares , NVS .......... 14,978 3,774,961
Sixt SE , Preference Shares , NVS .............. 7,796 539,654
Volkswagen AG , Preference Shares , NVS ........ 114,737 9,915,803
31,054,794
a
Security Shares Value
a
Italy  —  0 .0%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 25,741 $ 1,323,467
a
Total Preferred Stocks — 0.4%
(Cost: $ 49,167,669 ) ................................. 32,378,261
a
Rights
United Kingdom  —  0 .0%
Greencore Group CVR (Expires 01/16/29 )
(a) (d)
...... 27,092 730
a
Total Rights — 0.0%
(Cost: $ 764 ) ...................................... 730
a
Total Long-Term Investments — 99.6%
(Cost: $ 7,411,712,173 ) ............................... 8,926,280,956
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 102,785,830 102,816,666
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 2,800,551 2,800,551
a
Total Short-Term Securities — 1.2%
(Cost: $ 105,614,295 ) ................................ 105,617,217
Total Investments —  100.8%
(Cost: $ 7,517,326,468 ) ............................... 9,031,898,173
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (70,334,685)
Net Assets — 100.0% ................................. $ 8,961,563,488
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 29,472,278 $ 73,349,662
(a)
$ — $ (8,196) $ 2,922 $ 102,816,666 102,785,830 $ 731,516
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 580,000 2,220,551
(a)
— — — 2,800,551 2,800,551 78,265 —
$ — $ (8,196) $ 2,922
$ 105,617,217
$ 809,781 $ —

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(continued)
July 31, 2026
35
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 271 09/18/26 $ 19,916 $ 147,413
FTSE 100 Index ...................................................................... 85 09/18/26 12,458 410,083
$ 557,496
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 557,496 $ — $ — $ — $ 557,496
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 7,753,890 $ — $ — $ — $ 7,753,890
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 99,063 $ — $ — $ — $ 99,063
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 41,760,564
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 277,298,236 $ 8,616,603,728 $ 1 $ 8,893,901,965
Preferred Stocks ........................................... — 32,378,261 — 32,378,261
Rights .................................................. — — 730 730

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Europe ETF
36
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ........................................ $ 105,617,217 $ — $ — $ 105,617,217
$ 382,915,453 $ 8,648,981,989 $ 731 $ 9,031,898,173
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 147,413 $ 410,083 $ — $ 557,496
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .2%
4DMedical Ltd.
(a) (b)
........................ 619,988 $ 1,576,923
Abacus Group ........................... 342,412 227,832
AGL Energy Ltd. ......................... 759,820 4,421,263
ALS Ltd. ............................... 608,385 9,182,496
AMP Ltd. .............................. 3,761,288 5,667,426
Ampol Ltd. ............................. 244,832 6,907,730
Ansell Ltd. ............................. 160,268 3,680,677
ANZ Group Holdings Ltd. ................... 3,274,396 85,576,569
APA Group ............................. 1,368,683 9,790,749
Arafura Rare Earths Ltd.
(b)
................... 1,743,757 219,475
ARB Corp. Ltd. .......................... 131,853 1,825,405
Aristocrat Leisure Ltd. ...................... 595,185 26,750,616
ASX Ltd. .............................. 203,404 7,846,049
Atlas Arteria Ltd. ......................... 1,101,752 3,891,043
AUB Group Ltd. .......................... 163,706 3,189,989
Aurizon Holdings Ltd. ...................... 1,765,422 5,191,684
Bank of Queensland Ltd. .................... 853,855 3,977,137
Beach Energy Ltd. ........................ 3,005,535 1,932,871
Bega Cheese Ltd. ........................ 342,208 1,460,583
Bellevue Gold Ltd.
(b)
....................... 2,508,089 2,196,014
Bendigo & Adelaide Bank Ltd. ................ 674,376 5,421,559
BHP Group Ltd. .......................... 5,481,230 231,036,893
BlueScope Steel Ltd. ...................... 499,286 11,451,755
Brambles Ltd. ........................... 1,475,755 20,258,720
Breville Group Ltd.
(a)
....................... 169,339 3,893,124
BWP Property Group Ltd. ................... 620,895 1,694,238
Capricorn Metals Ltd. ...................... 548,370 4,861,001
CAR Group Ltd. .......................... 426,225 7,782,390
Catalyst Metals Ltd.
(a) (b)
..................... 354,626 1,338,506
Challenger Ltd. .......................... 663,973 4,562,786
Champion Iron Ltd. ....................... 648,847 1,542,862
Charter Hall Group ........................ 531,282 8,687,341
Charter Hall Long Wale REIT ................. 1,196,383 3,198,693
Charter Hall Retail REIT .................... 549,040 1,551,850
Cleanaway Waste Management Ltd. ............ 3,191,989 5,241,871
Cochlear Ltd. ........................... 71,498 5,992,138
Codan Ltd. ............................. 149,719 4,205,128
Coles Group Ltd. ......................... 1,397,107 23,601,293
Commonwealth Bank of Australia .............. 1,814,643 226,839,106
Computershare Ltd. ....................... 587,773 16,888,529
Corporate Travel Management Ltd.
(b) (c)
........... 107,918 37,968
Cromwell Property Group ................... 1,920,691 581,576
CSL Ltd. ............................... 523,777 45,285,890
Deep Yellow Ltd.
(b)
........................ 181,650 167,793
Deterra Royalties Ltd. ...................... 950,936 2,894,818
Dexus ................................ 1,122,623 4,714,598
Domino's Pizza Enterprises Ltd. ............... 68,185 887,424
Downer EDI Ltd. ......................... 976,358 5,311,774
DroneShield Ltd.
(a) (b)
....................... 1,340,755 1,597,148
Dyno Nobel Ltd. .......................... 2,260,450 5,983,221
Eagers Automotive Ltd. ..................... 258,627 4,252,018
Electro Optic Systems Holdings Ltd.
(b)
........... 115,484 543,018
Elevra Lithium Ltd.
(a) (b)
...................... 207,636 1,086,335
Elsight Ltd.
(b)
............................ 64,936 255,752
Emerald Resources NL
(b)
.................... 677,662 2,542,815
Endeavour Group Ltd. ..................... 1,818,145 4,437,591
Evolution Mining Ltd. ...................... 2,196,112 17,413,690
Flight Centre Travel Group Ltd. ............... 271,684 2,511,022
Fortescue Ltd. ........................... 1,760,721 22,847,563
Genesis Minerals Ltd.
(a) (b)
................... 1,136,770 4,553,888
Goodman Group ......................... 2,153,528 44,834,122
GPT Group (The) ......................... 2,118,541 7,630,734
Security Shares Value
a
Australia (continued)
GrainCorp Ltd. , Class A .................... 237,327 $ 931,171
Growthpoint Properties Australia Ltd. ............ 240,639 376,841
Harvey Norman Holdings Ltd. ................ 904,660 3,115,741
HMC Capital Ltd. ......................... 393,839 795,431
HomeCo Daily Needs REIT .................. 2,448,391 2,175,463
HUB24 Ltd. ............................. 103,021 6,134,463
IDP Education Ltd. ........................ 382,573 617,288
IGO Ltd.
(b)
.............................. 813,203 3,913,800
Iluka Resources Ltd. ....................... 470,504 1,989,466
Imdex Ltd. ............................. 36,292 93,752
Ingenia Communities Group ................. 380,047 1,159,388
Insurance Australia Group Ltd. ................ 2,500,908 14,900,879
IperionX Ltd.
(a) (b)
.......................... 38,767 82,499
IPH Ltd. ............................... 239,930 701,072
IRESS Ltd. ............................. 181,997 872,263
JB Hi-Fi Ltd. ............................ 131,103 7,541,973
Lendlease Corp. Ltd. ...................... 803,229 1,703,409
Lindian Resources Ltd.
(b)
.................... 1,743,664 948,687
Liontown Ltd.
(a) (b)
......................... 2,602,733 1,760,453
Lottery Corp. Ltd. (The) ..................... 2,679,625 10,498,730
Lovisa Holdings Ltd. ....................... 85,706 1,428,584
Lynas Rare Earths Ltd.
(b)
.................... 999,569 9,810,539
Macquarie Group Ltd. ...................... 392,287 69,638,275
Magellan Financial Group Ltd. ................ 179,407 1,200,783
Medibank Pvt Ltd. ........................ 2,853,296 10,342,461
Megaport Ltd.
(b)
.......................... 382,339 4,886,893
Mesoblast Ltd.
(b)
......................... 1,227,144 1,761,016
Metals X Ltd.
(b)
.......................... 1,260,701 1,394,069
Metcash Ltd. ............................ 1,839,026 3,926,694
Mineral Resources Ltd.
(a) (b)
................... 194,354 7,898,941
Minerals 260 Ltd.
(b)
........................ 901,273 370,923
Mirvac Group ........................... 4,105,650 5,149,190
Monadelphous Group Ltd. ................... 124,160 2,542,061
Nanosonics Ltd.
(a) (b)
....................... 366,087 808,015
National Australia Bank Ltd. .................. 3,325,786 96,301,330
Netwealth Group Ltd. ...................... 172,382 2,602,006
Neuren Pharmaceuticals Ltd.
(a) (b)
............... 235,460 2,967,960
New Hope Corp. Ltd. ...................... 592,021 2,162,027
NEXTDC Ltd.
(b)
.......................... 808,382 7,603,315
nib holdings Ltd. ......................... 621,230 3,268,930
Nickel Industries Ltd.
(b)
..................... 2,516,319 1,433,738
Nine Entertainment Co. Holdings Ltd. ........... 1,129,962 759,703
Northern Star Resources Ltd. ................. 1,503,544 20,837,317
NRW Holdings Ltd. ....................... 351,466 1,721,815
Nufarm Ltd.
(b)
........................... 404,837 851,105
Orica Ltd. .............................. 490,321 8,009,699
Origin Energy Ltd. ........................ 1,864,881 14,069,444
Orora Ltd. .............................. 1,750,929 1,787,363
Paladin Energy Ltd.
(b)
...................... 576,182 3,808,943
Perenti Ltd. ............................. 1,098,758 1,630,420
Perpetual Ltd. ........................... 106,302 1,412,191
Perseus Mining Ltd. ....................... 1,458,826 4,993,958
PEXA Group Ltd.
(b)
........................ 158,128 821,384
Pinnacle Investment Management Group Ltd. ...... 250,802 2,799,152
PLS Group Ltd.
(b)
......................... 3,498,099 10,164,177
Predictive Discovery Ltd.
(b)
................... 3,798,400 1,761,652
Premier Investments Ltd. ................... 159,767 1,532,114
Pro Medicus Ltd. ......................... 64,635 7,352,805
Qantas Airways Ltd. ....................... 898,693 6,254,019
QBE Insurance Group Ltd. .................. 1,583,018 27,457,073
Ramelius Resources Ltd. ................... 2,050,639 4,410,172
Ramsay Health Care Ltd. ................... 199,331 6,194,761
REA Group Ltd. .......................... 60,102 6,787,586
Reece Ltd.
(a)
............................ 322,191 3,617,574

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
38
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Australia (continued)
Region Group ........................... 1,955,091 $ 3,268,623
Regis Resources Ltd. ...................... 921,129 3,947,225
Reliance Worldwide Corp. Ltd. ................ 1,198,302 2,947,283
Resolute Mining Ltd.
(b)
..................... 2,404,269 1,573,097
Rio Tinto Ltd. ........................... 399,878 47,658,131
Sandfire Resources Ltd.
(b)
................... 492,696 6,522,002
Santos Ltd. ............................. 3,502,858 19,453,993
Scentre Group ........................... 5,255,992 14,430,406
SEEK Ltd. ............................. 396,428 4,090,222
SGH Ltd. .............................. 216,114 6,683,480
Sigma Healthcare Ltd. ..................... 5,804,829 11,969,530
Silex Systems Ltd.
(a) (b)
...................... 277,514 889,936
Sims Ltd. .............................. 172,046 3,073,016
Sonic Healthcare Ltd. ...................... 498,061 7,622,573
South32 Ltd. ............................ 4,937,798 15,742,209
SRG Global Ltd. ......................... 56,461 132,860
Steadfast Group Ltd. ...................... 1,496,529 5,348,221
Stockland .............................. 2,517,373 7,535,428
Storage King Group ....................... 1,166,950 1,055,724
Suncorp Group Ltd. ....................... 1,115,285 15,005,874
Sunrise Energy Metals Ltd.
(b)
................. 31,395 316,632
Super Retail Group Ltd. .................... 200,292 1,868,055
Tabcorp Holdings Ltd. ...................... 2,322,902 1,455,493
Tasmea Ltd.
(a)
........................... 118,336 696,216
Technology One Ltd. ...................... 332,726 7,256,958
Telix Pharmaceuticals Ltd.
(a) (b)
................ 356,980 3,546,873
Telstra Group Ltd. ........................ 4,319,557 15,249,649
Temple & Webster Group Ltd.
(b)
............... 120,585 466,989
TPG Telecom Ltd. ........................ 692,923 1,739,635
Transurban Group ........................ 3,252,424 33,775,645
Treasury Wine Estates Ltd.
(a)
................. 932,976 3,226,760
Tuas Ltd.
(b)
............................. 491,395 742,263
Vault Minerals Ltd. ........................ 1,443,418 4,837,504
Ventia Services Group Pty Ltd. ................ 1,257,010 5,126,481
Vicinity Ltd. ............................. 3,999,682 7,516,786
Viva Energy Group Ltd.
(d)
................... 1,735,275 3,488,914
Washington H Soul Pattinson & Co. Ltd. ......... 329,607 10,697,338
Waypoint REIT Ltd. ....................... 751,494 1,313,797
WEB Travel Group Ltd.
(a) (b)
................... 693,443 1,656,977
Wesfarmers Ltd. ......................... 1,232,694 77,210,198
West African Resources Ltd.
(b)
................ 1,258,548 2,508,181
Westgold Resources Ltd. ................... 1,337,821 4,459,444
Westpac Banking Corp. .................... 3,708,523 98,339,901
Whitehaven Coal Ltd. ...................... 922,313 4,554,888
WiseTech Global Ltd. ...................... 216,987 5,592,825
Woodside Energy Group Ltd. ................. 2,067,126 48,380,931
Woolworths Group Ltd. ..................... 1,296,888 36,190,452
Worley Ltd. ............................. 499,663 3,708,714
Xero Ltd.
(b)
............................. 180,958 9,034,334
Yancoal Australia Ltd. ...................... 504,833 1,989,199
Zip Co. Ltd.
(b)
........................... 1,537,878 2,753,311
1,971,429,194
a
Austria  —  0 .4%
ANDRITZ AG ........................... 73,237 6,898,762
AT&S Austria Technologie & Systemtechnik AG
(b)
... 20,637 3,160,376
BAWAG Group AG
(d)
....................... 86,004 17,441,227
CA Immobilien Anlagen AG .................. 38,859 1,082,167
CPI Europe AG
(b)
......................... 45,534 816,871
DO & CO AG ........................... 9,158 2,138,442
Erste Group Bank AG ...................... 333,751 43,628,957
Lenzing AG
(a) (b)
.......................... 23,684 643,521
Oesterreichische Post AG
(a)
.................. 73,751 2,771,053
OMV AG .............................. 137,960 10,088,346
Raiffeisen Bank International AG .............. 146,148 10,034,309
Security Shares Value
a
Austria (continued)
UNIQA Insurance Group AG ................. 131,098 $ 2,728,356
Verbund AG
(a)
........................... 77,865 5,344,578
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 40,051 3,282,165
voestalpine AG .......................... 127,189 6,625,302
Wienerberger AG , Bearer ................... 121,508 2,990,602
119,675,034
a
Belgium  —  1 .0%
Ackermans & van Haaren N.V. ................ 24,695 7,664,293
Aedifica SA ............................. 78,345 6,335,310
Ageas SA/N.V. .......................... 152,354 12,608,374
Anheuser-Busch InBev SA/N.V. ............... 972,309 84,448,893
Argenx SE
(b)
............................ 67,706 57,989,986
Azelis Group N.V. ........................ 228,472 2,983,619
Barco N.V. ............................. 63,538 575,692
Bekaert SA ............................. 54,483 2,503,854
CMB Tech N.V. .......................... 178,986 2,924,501
CMB Tech N.V. .......................... 20,480 332,780
Colruyt Group N.V.
(a)
....................... 65,064 2,916,850
Deme Group N.V. ........................ 9,581 1,827,865
D'ieteren Group .......................... 26,757 5,522,780
Elia Group SA/N.V. , Class B ................. 51,023 7,310,816
Fagron ................................ 87,901 2,347,895
Financiere de Tubize SA .................... 18,595 4,158,722
Groupe Bruxelles Lambert N.V. ............... 77,207 6,963,824
KBC Ancora ............................ 59,631 6,092,907
KBC Group N.V. ......................... 244,033 35,106,273
Kinepolis Group N.V. ...................... 16,777 782,365
Lakefront Biotherapeutics N.V.
(b)
............... 40,908 1,122,194
Lotus Bakeries N.V. ....................... 360 4,617,433
Melexis N.V. ............................ 25,924 2,035,659
Montea N.V. ............................ 18,968 1,486,599
Proximus SADP .......................... 110,249 816,834
Retail Estates N.V. ........................ 15,204 1,155,919
Shurgard Self Storage Ltd. .................. 41,308 1,206,957
Sofina SA .............................. 17,417 4,935,716
Solvay SA , Class A ....................... 74,181 2,273,606
Syensqo SA ............................ 76,131 6,772,401
UCB SA ............................... 134,440 34,508,518
Umicore SA ............................ 249,450 6,226,240
VGP N.V. .............................. 24,584 2,395,434
Warehouses De Pauw CVA .................. 182,710 4,702,034
325,653,143
a
Canada  —  12 .0%
5N Plus, Inc.
(b)
........................... 113,433 2,636,264
Abaxx Technologies, Inc.
(a) (b)
................. 13,521 237,366
AbraSilver Resource Corp.
(b)
................. 147,891 1,432,650
Advantage Energy Ltd.
(b)
.................... 188,379 1,478,168
Aecon Group, Inc. ........................ 74,592 2,406,674
Agnico Eagle Mines Ltd. .................... 542,992 78,831,353
Air Canada
(b)
............................ 232,086 4,200,180
Alamos Gold, Inc. , Class A .................. 474,675 13,192,095
Algonquin Power & Utilities Corp. .............. 837,833 4,900,832
Alimentation Couche-Tard, Inc. ................ 766,927 49,789,939
Allied Gold Corp.
(b)
........................ 173,781 3,153,682
Allied Properties REIT
(a)
.................... 81,552 571,274
AltaGas Ltd. ............................ 328,412 13,067,605
Altius Minerals Corp.
(a)
..................... 14,541 601,514
Altus Group Ltd. ......................... 42,249 1,411,063
Americas Gold & Silver Corp.
(a) (b)
.............. 388,899 1,478,640
Andean Precious Metals Corp.
(a) (b)
.............. 100,369 398,798
ARC Resources Ltd. ....................... 613,369 14,670,801
Aris Mining Corp.
(b)
........................ 289,794 3,871,913

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
39
Schedule of Investments
Security Shares Value
a
Canada (continued)
Aritzia, Inc.
(b)
............................ 97,288 $ 9,693,753
Atco Ltd. , Class I , NVS ..................... 105,739 6,019,923
Athabasca Oil Corp.
(b)
...................... 697,233 5,152,715
AtkinsRealis Group, Inc. .................... 184,186 11,416,287
ATS Corp.
(b)
............................ 103,030 2,811,212
Avino Silver & Gold Mines Ltd.
(a) (b)
.............. 206,639 1,093,741
Aya Gold & Silver, Inc.
(a) (b)
................... 176,348 3,464,439
B2Gold Corp. ........................... 1,339,215 5,015,429
Badger Infrastructure Solutions Ltd. ............ 62,475 3,960,144
Ballard Power Systems, Inc.
(b)
................ 271,382 722,085
Bank of Montreal ......................... 748,911 134,342,939
Bank of Nova Scotia (The) ................... 1,321,227 115,897,767
Barrick Mining Corp. ....................... 1,792,657 65,793,204
Bausch Health Companies, Inc.
(b)
.............. 358,322 2,466,603
Baytex Energy Corp. ...................... 982,153 4,476,911
BCE, Inc. .............................. 273,977 5,943,318
Birchcliff Energy Ltd.
(a)
..................... 275,097 1,253,964
Bird Construction, Inc. ..................... 54,765 2,612,359
BlackBerry Ltd.
(b)
......................... 595,857 5,070,852
Boardwalk REIT ......................... 51,367 2,427,552
Bombardier, Inc. , Class B
(b)
.................. 92,487 22,282,384
Boralex, Inc. , Class A ...................... 100,860 2,667,824
BOYD GROUP SERVICES, INC. .............. 30,081 3,109,489
Brookfield Asset Management Ltd. , Class A ....... 370,297 17,911,930
Brookfield Business Corp. , Class A ............. 26,603 789,066
Brookfield Corp. , Class A .................... 2,153,956 91,545,243
Brookfield Infrastructure Corp. , Class A
(a)
......... 122,349 5,172,024
Brookfield Renewable Corp. ................. 142,363 4,750,680
Brookfield Wealth Solutions Ltd.
(a) (b)
............. 55,002 2,380,405
BRP, Inc. .............................. 51,106 3,157,828
CAE, Inc.
(b)
............................. 321,251 8,286,504
Cameco Corp. ........................... 478,065 41,257,127
Canada Goose Holdings, Inc.
(b)
............... 89,171 797,027
Canadian Apartment Properties REIT ........... 126,782 3,134,618
Canadian Imperial Bank of Commerce .......... 988,504 117,081,859
Canadian National Railway Co. ............... 552,244 70,219,705
Canadian Natural Resources Ltd. .............. 2,270,014 108,136,773
Canadian Pacific Kansas City Ltd. ............. 956,614 84,971,698
Canadian Tire Corp. Ltd. , Class A , NVS .......... 54,654 7,976,751
Canadian Utilities Ltd. , Class A , NVS ............ 154,455 6,139,197
Canfor Corp.
(a) (b)
.......................... 38,830 415,764
Capital Power Corp. ....................... 169,385 7,959,047
Capstone Copper Corp.
(b)
................... 833,333 7,912,161
CCL Industries, Inc. , Class B , NVS ............. 161,916 10,735,879
Celestica, Inc.
(b)
.......................... 125,936 41,672,028
Cenovus Energy, Inc. ...................... 1,476,971 44,535,124
Centerra Gold, Inc. ........................ 263,521 4,530,339
CES Energy Solutions Corp. ................. 249,932 2,913,214
CGI, Inc. .............................. 198,833 14,553,807
Choice Properties REIT .................... 308,202 3,508,866
Colliers International Group, Inc. ............... 42,509 4,179,791
Constellation Software, Inc. .................. 21,491 46,037,207
Crombie REIT ........................... 62,242 775,666
Cronos Group, Inc.
(b)
...................... 353,992 997,445
Definity Financial Corp. ..................... 95,304 5,440,795
Denison Mines Corp.
(a) (b)
.................... 1,338,850 3,772,485
Descartes Systems Group, Inc. (The)
(b)
.......... 93,806 7,044,902
Discovery Mining Ltd.
(b)
..................... 762,449 4,759,018
Dollarama, Inc. .......................... 297,099 40,472,944
DPM Metals, Inc. ......................... 197,905 6,957,063
Dream Industrial REIT ..................... 273,963 2,812,232
Eldorado Gold Corp. ....................... 236,811 7,147,322
Element Fleet Management Corp. ............. 429,914 9,648,033
Emera, Inc. ............................. 305,653 16,333,036
Security Shares Value
a
Canada (continued)
Empire Co. Ltd. , Class A , NVS ................ 145,353 $ 5,320,157
Enbridge, Inc. ........................... 2,339,483 127,300,184
Endeavour Silver Corp.
(b)
.................... 437,090 3,276,967
Enerflex Ltd. ............................ 188,408 4,195,954
Energy Fuels, Inc.
(a) (b)
...................... 289,638 3,318,177
Enghouse Systems Ltd. .................... 42,027 515,051
EQB, Inc. .............................. 30,307 3,071,885
Equinox Gold Corp. ....................... 807,708 7,236,732
ERO Copper Corp.
(b)
...................... 143,432 3,851,183
Exchange Income Corp. .................... 49,091 4,396,601
Extendicare, Inc. ......................... 97,350 2,463,871
Fairfax Financial Holdings Ltd. ................ 21,376 35,796,585
Finning International, Inc. ................... 151,034 10,008,959
First Capital REIT ........................ 146,954 2,403,720
First Majestic Silver Corp. ................... 514,540 7,722,596
First Quantum Minerals Ltd.
(b)
................ 754,378 20,911,745
FirstService Corp. ........................ 45,242 6,372,963
Fortis, Inc. ............................. 523,718 29,812,531
Fortuna Mining Corp.
(b)
..................... 453,872 3,823,682
Franco-Nevada Corp. ...................... 202,776 43,140,075
Freehold Royalties Ltd. ..................... 226,973 2,771,893
G Mining Ventures Corp.
(b)
................... 173,990 5,303,405
G3 Goldfields, Inc.
(b)
....................... 11,712 3,803
George Weston Ltd. ....................... 174,991 13,078,294
GFL Environmental, Inc. .................... 252,917 10,444,317
Gibson Energy, Inc. ....................... 175,130 4,008,932
Gildan Activewear, Inc. ..................... 183,774 10,172,888
GoGold Resources, Inc.
(b)
................... 620,047 1,282,688
Granite REIT ............................ 52,539 3,605,790
Great-West Lifeco, Inc. ..................... 289,305 19,180,374
Groupe Dynamite, Inc. ..................... 25,543 1,031,486
H&R REIT ............................. 113,547 892,598
Hammond Power Solutions, Inc. , Class A
(a)
....... 11,107 1,986,242
Headwater Exploration, Inc. .................. 306,918 2,900,926
Highlander Silver Corp.
(b)
.................... 167,437 713,057
Hudbay Minerals, Inc. ...................... 437,290 9,922,741
Hydro One Ltd.
(d)
......................... 374,919 15,618,839
i-80 Gold Corp.
(a) (b)
........................ 896,558 1,163,987
iA Financial Corp., Inc. ..................... 97,122 14,359,936
IAMGOLD Corp.
(b)
........................ 625,826 8,857,144
IGM Financial, Inc. ........................ 82,378 5,121,851
Imperial Oil Ltd. .......................... 164,105 21,276,231
Intact Financial Corp. ...................... 185,564 36,435,062
International Petroleum Corp.
(b)
............... 11,729 264,391
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 784,923 5,638,388
K92 Mining, Inc.
(b)
........................ 260,829 4,191,945
Keyera Corp. ........................... 299,420 12,721,372
Killam Apartment REIT
(a)
.................... 106,175 1,407,992
Kinaxis, Inc.
(b)
........................... 39,249 4,703,664
Kinross Gold Corp. ........................ 1,293,752 29,827,774
Labrador Iron Ore Royalty Corp. ............... 70,811 1,351,210
Laurentian Bank of Canada .................. 93,315 2,681,263
Lightspeed Commerce, Inc.
(a) (b)
................ 215,404 2,172,709
Linamar Corp. ........................... 64,108 4,728,128
Lithium Americas Corp.
(a) (b)
.................. 385,384 1,102,393
Loblaw Companies Ltd. .................... 631,215 29,632,457
Lundin Gold, Inc. ......................... 106,570 5,966,886
Lundin Mining Corp. ....................... 736,295 18,230,766
LunR Royalties Corp. , (Acquired 08/30/24, Cost:
$692,271)
(b) (e)
.......................... 53,997 714,516
Magna International, Inc. .................... 279,848 19,192,201
Manulife Financial Corp. .................... 1,786,472 79,342,117
Maple Leaf Foods, Inc. ..................... 97,243 1,983,914
MDA Space Ltd.
(b)
........................ 157,413 4,765,565

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
40
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Canada (continued)
Methanex Corp. .......................... 89,150 $ 4,954,650
Metro, Inc. , Class A ....................... 216,492 14,390,074
Montage Gold Corp.
(a) (b)
..................... 312,529 3,535,835
MTY Food Group, Inc. ..................... 35,291 862,230
National Bank of Canada ................... 421,448 68,169,443
New Pacific Metals Corp.
(a) (b)
................. 127,130 588,561
NexGen Energy Ltd.
(a) (b)
.................... 713,395 6,524,039
NFI Group, Inc.
(b)
......................... 104,985 1,888,734
NGEx Minerals Ltd.
(a) (b)
..................... 222,265 3,971,708
North West Co., Inc. (The) ................... 64,203 2,328,867
Northern Dynasty Minerals Ltd.
(b)
.............. 266,383 372,444
Northland Power, Inc. ...................... 299,478 4,661,419
Novagold Resources, Inc.
(a) (b)
................. 407,140 2,369,913
Nutrien Ltd. ............................. 506,804 34,981,171
OceanaGold Corp. ........................ 255,010 6,148,545
Onex Corp. ............................. 69,878 5,350,576
Open Text Corp. ......................... 254,952 6,463,597
OR Royalties, Inc. ........................ 209,891 6,237,514
Orla Mining Ltd. .......................... 390,852 3,496,297
Pan American Silver Corp. ................... 471,461 20,299,879
Paramount Resources Ltd. , Class A ............ 94,397 1,992,515
Parex Resources, Inc. ..................... 112,519 1,948,826
Pason Systems, Inc. ....................... 95,018 840,477
Pembina Pipeline Corp. .................... 601,233 29,395,805
Pet Valu Holdings Ltd. ..................... 80,161 1,122,488
Peyto Exploration & Development Corp.
(a)
........ 295,661 5,426,656
Power Corp. of Canada .................... 580,502 39,670,501
PrairieSky Royalty Ltd.
(a)
.................... 247,643 6,124,609
Premium Brands Holdings Corp.
(a)
............. 52,014 3,439,896
Primaris REIT ........................... 121,481 1,985,326
Propel Holdings, Inc.
(a)
..................... 41,578 730,511
Quebecor, Inc. , Class B .................... 163,428 7,562,560
RB Global, Inc. .......................... 198,108 21,729,205
Restaurant Brands International, Inc. ............ 339,985 25,145,090
Richelieu Hardware Ltd. .................... 52,562 1,329,563
RioCan REIT ............................ 138,714 2,194,726
Rogers Communications, Inc. , Class B , NVS ...... 382,283 12,942,291
Royal Bank of Canada ..................... 1,509,231 315,885,057
Russel Metals, Inc. ........................ 86,364 4,143,698
Saputo, Inc. ............................ 276,072 7,765,110
Seabridge Gold, Inc.
(b)
..................... 132,973 3,428,073
Secure Waste Infrastructure Corp.
(a)
............ 292,295 5,037,520
Shopify, Inc. , Class A
(b)
..................... 1,324,171 155,082,494
Sienna Senior Living, Inc. ................... 193,926 3,083,504
Silvercorp Metals, Inc. ..................... 318,141 2,957,076
Skeena Resources Ltd.
(b)
................... 128,442 3,407,467
SmartCentres REIT
(a)
...................... 155,429 3,276,333
South Bow Corp. ......................... 223,204 8,276,309
Southern Cross Gold Consolidated Ltd.
(a) (b)
........ 276,649 1,776,111
Spartan Delta Corp.
(b)
...................... 36,467 309,560
Spin Master Corp.
(d)
....................... 28,615 420,085
Sprott, Inc. ............................. 30,496 3,134,332
SSR Mining, Inc.
(a) (b)
....................... 209,478 5,355,560
Stantec, Inc. ............................ 125,046 8,824,625
Stella-Jones, Inc. ......................... 75,524 4,166,656
Strathcona Resources Ltd. .................. 65,350 1,982,154
Sun Life Financial, Inc. ..................... 583,004 48,371,220
Suncor Energy, Inc. ....................... 1,299,686 87,279,267
Superior Plus Corp. ....................... 221,322 1,259,871
Tamarack Valley Energy Ltd. ................. 517,691 4,952,196
TC Energy Corp. ......................... 1,126,516 75,859,122
Teck Resources Ltd. , Class B ................ 483,371 29,088,118
TELUS Corp. ........................... 460,960 4,399,647
Tenaz Energy Corp.
(b)
...................... 38,321 1,537,104
Security Shares Value
a
Canada (continued)
TerraVest Industries, Inc.
(a)
................... 21,873 $ 1,782,325
TFI International, Inc. ...................... 84,160 11,370,020
Thomson Reuters Corp. .................... 156,517 15,354,152
TMX Group Ltd. .......................... 318,570 11,644,275
Topaz Energy Corp. ....................... 148,561 3,354,108
Torex Gold Resources, Inc. .................. 96,167 3,700,973
Toromont Industries Ltd. .................... 90,135 13,558,346
Toronto-Dominion Bank (The) ................ 1,785,048 213,974,010
Tourmaline Oil Corp. ....................... 374,263 16,528,603
TransAlta Corp. .......................... 302,719 3,791,950
Trekor Metals Ltd.
(b)
....................... 511,723 3,453,222
Triple Flag Precious Metals Corp. .............. 85,077 2,443,950
Vermilion Energy, Inc. ...................... 290,513 3,456,687
Vital Infrastructure Property Trust .............. 154,245 615,066
Vizsla Silver Corp.
(a) (b)
...................... 500,868 1,564,933
Wesdome Gold Mines Ltd.
(a) (b)
................ 205,700 3,816,569
West Fraser Timber Co. Ltd. ................. 54,887 3,554,333
Wheaton Precious Metals Corp. ............... 483,210 52,559,019
Whitecap Resources, Inc. ................... 1,430,548 16,878,599
Winpak Ltd. ............................ 44,100 1,383,227
WSP Global, Inc. ......................... 141,164 17,246,609
3,784,805,847
a
China  —  0 .0%
HBM Holdings Ltd.
(b) (d)
...................... 96,000 149,091
Mobvista, Inc.
(b) (d)
......................... 761,000 1,085,901
1,234,992
a
Denmark  —  1 .5%
AL Sydbank ............................ 70,488 6,787,559
ALK-Abello A.S. .......................... 169,910 5,811,327
Alm Brand A.S. .......................... 1,078,825 2,834,371
Ambu A.S. , Class B
(a)
...................... 224,306 2,507,072
AP Moller - Maersk A.S. , Class A .............. 2,264 5,902,746
AP Moller - Maersk A.S. , Class B , NVS .......... 4,000 10,740,512
Bavarian Nordic A.S.
(b)
..................... 102,200 2,801,487
Carlsberg A.S. , Class B .................... 94,453 13,908,644
Chemometec A.S. ........................ 18,265 1,219,056
Coloplast A.S. , Class B ..................... 118,388 7,828,965
D/S Norden A.S. ......................... 22,109 1,151,284
Danske Bank A.S. ........................ 685,254 39,436,136
Demant A.S.
(a) (b)
.......................... 103,993 4,501,221
Dfds A.S.
(b)
............................. 42,268 810,763
DSV A.S. .............................. 212,495 45,924,608
FLSmidth & Co. A.S. ...................... 61,026 4,579,572
Genmab A.S.
(b)
.......................... 65,210 18,769,943
GN Store Nord A.S.
(a) (b)
..................... 182,459 2,752,722
H Lundbeck A.S. ......................... 285,145 1,824,312
ISS A.S. ............................... 157,900 6,998,336
Jyske Bank A.S. , Registered ................. 45,606 7,238,821
Netcompany Group A.S.
(a) (b) (d)
................. 60,959 3,042,329
NKT A.S.
(b)
............................. 60,672 8,280,966
Novo Nordisk A.S. , Class B .................. 3,490,079 165,086,233
Novonesis Novozymes B ................... 378,145 24,618,511
Orsted A.S.
(b) (d)
.......................... 512,414 11,424,449
Pandora A.S. ........................... 80,164 10,038,819
Per Aarsleff Holding A.S. .................... 23,980 2,670,925
Ringkjoebing Landbobank A.S. ................ 28,674 7,704,939
ROCKWOOL A.S. , Class B .................. 98,932 3,160,979
Royal Unibrew A.S. ....................... 58,303 4,373,662
Schouw & Co. A.S. ........................ 18,564 1,776,018
TORM PLC , Class A ....................... 77,080 2,353,306
Tryg A.S. .............................. 268,390 6,387,037
Vestas Wind Systems A.S. .................. 1,059,970 28,531,697

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
41
Schedule of Investments
Security Shares Value
a
Denmark (continued)
Zealand Pharma A.S.
(b)
..................... 76,834 $ 3,611,910
477,391,237
a
Finland  —  0 .8%
Bittium OYJ ............................ 5,965 196,283
Elisa OYJ .............................. 142,660 5,753,305
Fortum OYJ ............................ 466,861 10,613,504
Hiab OYJ , Class B ........................ 52,208 3,547,915
Huhtamaki OYJ .......................... 136,471 4,866,971
Kalmar OYJ , Class B ...................... 55,480 2,467,126
Kemira OYJ ............................ 148,866 2,921,922
Kesko OYJ , Class B ....................... 297,966 7,424,515
Kone OYJ , Class B ....................... 351,983 20,308,346
Konecranes OYJ ......................... 216,550 6,755,443
Lumo Kodit OYJ ......................... 125,258 1,137,891
Mandatum OYJ .......................... 537,511 3,682,583
Metsa Board OYJ , Class B
(b)
................. 139,206 471,982
Metso OYJ ............................. 719,923 13,475,668
Neste OYJ ............................. 456,159 16,165,536
Nokia OYJ ............................. 5,528,674 51,101,151
Nokian Renkaat OYJ
(a)
..................... 159,678 2,810,005
Orion OYJ , Class B ....................... 131,443 12,288,233
Outokumpu OYJ ......................... 424,971 2,559,275
Puuilo OYJ ............................. 7,694 151,870
QT Group OYJ
(a) (b)
........................ 31,105 902,636
Sampo OYJ , Class A ...................... 2,457,643 27,210,397
Stora Enso OYJ , Class R ................... 564,217 6,488,249
Tieto OYJ .............................. 106,879 2,287,664
UPM-Kymmene OYJ ...................... 547,026 14,882,271
Valmet OYJ ............................ 157,554 4,750,700
Wartsila OYJ Abp ......................... 550,922 18,683,022
YIT OYJ
(b)
.............................. 139,684 472,028
244,376,491
a
France  —  8 .0%
Abivax SA
(a) (b)
........................... 65,786 8,164,466
Accor SA .............................. 215,589 11,211,922
Aeroports de Paris SA ..................... 35,906 4,976,771
Air France-KLM , NVS
(b)
..................... 154,179 2,153,428
Air Liquide SA ........................... 683,642 134,683,262
Airbus SE .............................. 642,046 150,725,751
Alstom SA
(a) (b)
........................... 387,260 7,174,349
Alten SA ............................... 45,736 3,977,349
Amundi SA
(d)
............................ 62,505 6,829,889
APERAM SA ............................ 46,175 2,439,093
ArcelorMittal SA .......................... 472,809 33,397,965
Arkema SA ............................. 71,522 4,871,550
AXA SA ............................... 1,729,257 89,626,701
Ayvens SA
(d)
............................ 373,613 5,035,451
BioMerieux ............................. 49,482 3,944,111
BNP Paribas SA ......................... 1,062,580 135,020,552
Bollore SE ............................. 917,130 4,095,805
Bouygues SA ........................... 230,288 12,972,066
Bureau Veritas SA ........................ 324,891 10,393,272
Canal+ SA ............................. 749,159 2,665,027
Capgemini SE ........................... 167,091 19,860,555
Carrefour SA ............................ 646,443 11,863,507
Cie de Saint-Gobain SA .................... 472,363 44,396,020
Cie Generale des Etablissements Michelin SCA .... 705,855 28,530,980
Coface SA ............................. 106,798 1,949,279
Covivio SA ............................. 62,914 3,840,715
Credit Agricole SA ........................ 1,025,048 22,905,164
Danone SA ............................. 675,330 52,531,277
Dassault Aviation SA ...................... 20,850 7,202,626
Dassault Systemes SE ..................... 692,497 16,110,940
Security Shares Value
a
France (continued)
Edenred SE ............................ 264,945 $ 8,723,252
Eiffage SA ............................. 72,451 10,297,428
Elior Group SA
(a) (d)
........................ 194,416 476,272
Elis SA ................................ 212,890 6,106,514
Engie SA .............................. 1,912,239 59,606,607
EssilorLuxottica SA ....................... 324,638 61,461,046
Eurazeo SE ............................ 44,964 2,472,368
Eurofins Scientific SE ...................... 120,160 9,475,907
Euronext N.V.
(d)
.......................... 90,122 16,478,434
Eutelsat Communications SACA
(a) (b)
............ 277,801 657,100
Exail Technologies SA , NVS
(a) (b)
............... 7,388 1,064,049
Exosens SAS ........................... 38,142 2,530,558
FDJ UNITED
(a)
.......................... 124,649 3,153,866
Fnac Darty SA ........................... 15,728 626,800
Forvia SE
(b)
............................. 264,622 2,733,797
Gaztransport Et Technigaz SA ................ 37,362 8,444,529
Gecina SA ............................. 50,569 4,380,939
Getlink SE ............................. 332,947 7,102,670
Hermes International SCA ................... 28,783 50,999,832
ICADE ................................ 35,147 784,058
ID Logistics Group SACA
(b)
.................. 2,829 1,178,441
Imerys SA .............................. 42,606 1,160,084
Ipsen SA .............................. 44,509 8,600,271
IPSOS SA ............................. 49,545 2,046,939
JCDecaux SE ........................... 148,022 3,877,750
Kering SA .............................. 78,707 25,979,082
Klepierre SA ............................ 239,577 10,881,834
Legrand SA ............................ 277,589 42,201,639
LISI SA ............................... 2,234 164,075
L'Oreal SA ............................. 259,508 115,583,619
Louis Hachette Group , NVS .................. 1,138,375 2,313,272
LVMH Moet Hennessy Louis Vuitton SE .......... 267,236 146,748,634
Nanobiotix SA
(b)
.......................... 11,970 465,444
Nexans SA ............................. 36,409 5,545,868
Nexity SA
(a) (b)
............................ 47,984 391,914
Opmobility ............................. 65,415 971,401
Orange SA ............................. 1,943,299 37,131,960
Pernod Ricard SA ........................ 214,377 16,707,105
Pluxee N.V. , NVS
(a)
....................... 118,427 1,944,213
Publicis Groupe SA ....................... 236,966 25,291,502
Remy Cointreau SA
(a)
...................... 46,440 2,594,075
Renault SA ............................. 211,420 6,675,853
Rexel SA .............................. 215,205 8,930,081
Rubis SCA ............................. 115,792 4,476,237
Safran SA .............................. 376,795 148,073,384
Sanofi SA .............................. 1,181,553 101,745,483
Sartorius Stedim Biotech .................... 31,281 6,047,869
Schneider Electric SE ...................... 592,500 199,071,285
SCOR SE .............................. 149,672 5,921,196
SEB SA ............................... 30,892 2,080,707
SES SA , Class A ......................... 462,957 3,072,357
Societe BIC SA .......................... 21,711 1,702,266
Societe Generale SA ...................... 710,602 66,794,203
Sodexo SA ............................. 88,073 5,791,395
SOITEC
(b)
.............................. 28,523 3,474,837
Sopra Steria Group ....................... 17,283 3,668,524
SPIE SA ............................... 176,109 9,471,271
STMicroelectronics N.V. .................... 707,638 37,800,892
Technip Energies N.V. ..................... 156,762 5,421,883
Teleperformance SE
(a)
...................... 63,494 5,052,049
Thales SA .............................. 101,485 28,890,796
TotalEnergies SE ......................... 2,124,481 187,295,217
Trigano SA ............................. 16,383 2,861,767
Ubisoft Entertainment SA
(a) (b)
................. 161,860 1,070,813

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
42
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
France (continued)
Unibail-Rodamco-Westfield
(b)
................. 126,797 $ 15,448,748
Valeo SE .............................. 324,411 5,612,923
Vallourec SACA .......................... 214,735 5,177,493
Veolia Environnement SA ................... 677,852 26,974,005
Vinci SA ............................... 514,693 72,670,914
Virbac SACA ............................ 6,992 2,722,732
Viridien
(b)
.............................. 1,006 108,175
Vivendi SE ............................. 893,034 1,648,082
Vusion
(a)
............................... 10,159 1,527,006
Wendel SE ............................. 36,640 3,553,352
Worldline SA
(a) (b) (d)
........................ 54,380 773,397
2,534,512,183
a
Germany  —  7 .0%
adidas AG ............................. 176,517 32,659,711
AIXTRON SE ........................... 120,617 5,087,767
Allianz SE , Registered ..................... 412,198 205,316,611
Aroundtown SA
(b)
......................... 757,285 1,904,864
Aumovio SE
(b)
........................... 63,344 2,924,785
Aurubis AG
(a)
............................ 28,998 6,101,811
Auto1 Group SE
(a) (b)
....................... 152,374 4,001,487
BASF SE .............................. 944,987 54,859,898
Bayer AG , Registered ...................... 1,066,625 59,193,133
Bayerische Motoren Werke AG ............... 352,343 24,150,801
Bechtle AG
(a)
............................ 107,113 4,485,449
Befesa SA
(d)
............................ 46,107 1,859,333
Beiersdorf AG
(a)
.......................... 92,230 8,567,343
Bilfinger SE ............................. 44,952 4,299,027
Brenntag SE ............................ 132,324 9,331,023
CANCOM SE ........................... 37,931 1,048,853
Carl Zeiss Meditec AG , Bearer ................ 51,684 1,821,214
CECONOMY AG
(b)
........................ 288,079 1,413,161
Commerzbank AG ........................ 734,460 32,032,736
Continental AG .......................... 115,762 9,627,144
CTS Eventim AG & Co. KGaA ................ 76,584 5,167,184
Daimler Truck Holding AG ................... 491,076 27,775,585
Delivery Hero SE , Class A
(a) (b) (d)
............... 181,431 7,909,086
Dermapharm Holding SE
(a)
.................. 23,207 1,097,519
Deutsche Bank AG , Registered ............... 1,968,636 72,457,574
Deutsche Boerse AG ...................... 200,154 60,289,818
Deutsche Lufthansa AG , Registered
(a)
........... 597,688 6,271,558
Deutsche Pfandbriefbank AG
(a) (b) (d)
............. 182,898 722,551
Deutsche Post AG ........................ 998,619 66,709,502
Deutsche Telekom AG , Registered ............. 3,726,336 114,998,359
Deutz AG .............................. 220,827 2,519,659
Duerr AG .............................. 62,005 1,280,268
E.ON SE .............................. 2,390,440 51,497,869
Eckert & Ziegler SE ....................... 75,898 1,194,175
Elmos Semiconductor SE ................... 3,569 603,101
Evonik Industries AG ...................... 259,551 5,250,635
Evotec SE
(a) (b)
........................... 236,942 931,983
Fielmann Group AG ....................... 33,319 1,561,702
flatexDEGIRO SE ........................ 119,899 5,048,359
Fraport AG Frankfurt Airport Services Worldwide .... 51,409 4,016,181
Freenet AG ............................. 168,910 4,746,545
Fresenius Medical Care AG .................. 207,954 10,672,582
Fresenius SE & Co. KGaA ................... 447,941 23,022,921
GEA Group AG .......................... 164,862 11,712,043
Gerresheimer AG
(b)
....................... 43,325 1,378,155
Grand City Properties SA ................... 58,902 660,037
GRENKE AG ........................... 32,464 441,018
Hannover Rueck SE ....................... 60,418 17,415,277
Heidelberg Materials AG .................... 145,184 27,028,164
HelloFresh SE
(a) (b)
........................ 163,324 643,417
Henkel AG & Co. KGaA .................... 118,682 9,724,833
Security Shares Value
a
Germany (continued)
Hensoldt AG
(a)
........................... 72,131 $ 6,625,873
HOCHTIEF AG .......................... 16,155 8,279,832
HUGO BOSS AG
(a)
........................ 71,972 3,160,573
Hypoport SE
(a) (b)
.......................... 9,962 946,912
Infineon Technologies AG ................... 1,409,902 101,179,544
IONOS Group SE
(a) (b)
...................... 72,693 2,649,914
Jenoptik AG ............................ 85,209 3,691,772
K+S AG , Registered
(a)
...................... 259,043 4,344,938
KION Group AG .......................... 95,091 4,303,103
Knorr-Bremse AG ........................ 73,437 8,734,282
Kontron AG
(a) (b)
.......................... 51,265 1,324,753
Krones AG ............................. 23,681 3,051,908
LANXESS AG ........................... 117,062 2,236,064
LEG Immobilien SE ....................... 75,929 4,558,663
Mercedes-Benz Group AG ................... 769,135 41,586,477
Merck KGaA ............................ 135,236 22,350,208
MTU Aero Engines AG ..................... 58,271 24,431,756
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 143,185 86,011,160
Nagarro SE ............................. 10,814 955,560
Nemetschek SE .......................... 70,326 4,740,304
Nordex SE
(a) (b)
........................... 147,541 6,592,081
Norma Group SE
(a)
........................ 44,174 931,432
PATRIZIA SE ........................... 52,429 440,698
Puma SE
(b)
............................. 116,226 3,707,593
QIAGEN N.V. ........................... 215,457 8,865,812
Rational AG ............................ 5,879 4,577,135
Redcare Pharmacy N.V.
(a) (b) (d)
................. 24,306 1,728,972
RENK Group AG
(a)
........................ 90,776 5,037,749
Rheinmetall AG .......................... 50,771 67,116,651
RWE AG .............................. 692,113 45,529,232
Salzgitter AG ............................ 13,148 787,707
SAP SE ............................... 1,125,604 206,317,713
Schaeffler AG ........................... 250,891 2,068,014
Scout24 SE
(d)
........................... 84,186 7,217,569
Siemens AG , Registered .................... 805,289 263,850,014
Siemens Energy AG ....................... 837,931 143,154,620
Siemens Healthineers AG
(d)
.................. 342,245 14,574,362
Siltronic AG
(b)
........................... 27,505 2,431,007
Sixt SE ............................... 30,362 2,513,363
SMA Solar Technology AG
(b)
................. 5,435 333,471
Stroeer SE & Co. KGaA
(a)
................... 58,027 2,656,167
Suedzucker AG
(b)
......................... 98,204 1,283,070
SUSS MicroTec SE ....................... 20,104 1,740,379
Symrise AG , Class A ...................... 137,079 14,067,046
TAG Immobilien AG ....................... 226,899 3,625,702
Talanx AG .............................. 64,341 8,551,856
TeamViewer SE
(b) (d)
....................... 218,180 1,523,567
thyssenkrupp AG ......................... 536,200 7,524,430
Tkms AG& Co. KGaA
(b)
..................... 29,980 2,856,150
United Internet AG , Registered ................ 128,986 3,523,655
Verbio SE
(b)
............................. 33,675 1,123,957
Vonovia SE ............................. 760,817 18,457,904
Wacker Chemie AG
(b)
...................... 29,724 3,044,457
Zalando SE
(b) (d)
.......................... 229,088 7,471,749
2,215,822,691
a
Greece  —  0 .0%
Metlen Energy & Metals PLC
(a)
................ 105,150 5,607,339
a
Hong Kong  —  1 .6%
AIA Group Ltd. .......................... 11,418,800 115,111,669
ASMPT Ltd. ............................ 387,200 7,430,198
Bank of East Asia Ltd. (The) ................. 1,794,600 3,812,236
BOC Hong Kong Holdings Ltd. ................ 4,191,500 27,873,735

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
43
Schedule of Investments
Security Shares Value
a
Hong Kong (continued)
Bright Smart Securities & Commodities Group Ltd.
(a) (b)
806,000 $ 657,679
CITIC Telecom International Holdings Ltd. ........ 3,561,000 1,262,315
CK Asset Holdings Ltd. ..................... 2,137,000 13,016,503
CK Hutchison Holdings Ltd. .................. 2,877,000 26,955,404
CK Infrastructure Holdings Ltd. ................ 699,000 5,575,604
CLP Holdings Ltd. ........................ 1,875,000 18,641,895
Crystal International Group Ltd.
(a) (d)
............. 1,312,000 1,081,665
CTF Services Ltd. ........................ 2,551,900 2,667,977
Dah Sing Financial Holdings Ltd. .............. 242,000 1,537,378
First Pacific Co. Ltd. ....................... 4,072,000 2,906,478
Futu Holdings Ltd. , ADR .................... 58,922 6,193,881
Galaxy Entertainment Group Ltd. .............. 2,302,000 10,039,005
Guotai Junan International Holdings Ltd.
(a)
........ 3,959,000 1,065,504
Hang Lung Properties Ltd. ................... 2,532,000 2,353,118
Health & Happiness H&H International Holdings Ltd. . 332,500 646,161
Henderson Land Development Co. Ltd. .......... 1,819,572 6,596,617
HKT Trust & HKT Ltd. , Class SS ............... 4,191,000 7,094,715
Hong Kong & China Gas Co. Ltd. .............. 12,179,482 10,903,520
Hong Kong Exchanges & Clearing Ltd. .......... 1,000,700 52,139,276
Hongkong Land Holdings Ltd. ................ 1,173,500 9,515,603
Hysan Development Co. Ltd. ................. 846,000 2,011,722
Jardine Matheson Holdings Ltd. ............... 185,500 12,319,967
Jiaxin International Resources Investment Ltd.
(a) (b)
... 91,200 642,391
Johnson Electric Holdings Ltd.
(a)
............... 812,000 1,926,230
Kerry Properties Ltd. ...................... 742,000 1,851,366
KLN Logistics Group Ltd.
(a)
.................. 399,898 305,284
Link REIT .............................. 2,968,800 14,797,962
Luk Fook Holdings International Ltd. ............ 414,000 1,297,750
Man Wah Holdings Ltd. ..................... 1,659,600 666,509
Melco International Development Ltd.
(b)
.......... 2,121,000 995,693
Melco Resorts & Entertainment Ltd. , ADR
(b)
....... 230,720 1,322,026
MGM China Holdings Ltd. ................... 1,260,800 1,824,926
MTR Corp. Ltd.
(a)
......................... 1,427,500 6,022,862
New World Development Co. Ltd.
(a) (b)
............ 1,529,000 1,341,790
Pacific Basin Shipping Ltd. .................. 6,342,000 2,649,917
PCCW Ltd. ............................. 6,209,000 4,653,872
Power Assets Holdings Ltd. .................. 1,594,000 12,000,331
Sands China Ltd. ......................... 2,595,200 4,866,784
Sino Land Co. Ltd. ........................ 4,008,000 5,459,061
SITC International Holdings Co. Ltd. ............ 1,655,000 8,344,171
SJM Holdings Ltd.
(a) (b)
...................... 3,916,000 793,596
Sun Hung Kai Properties Ltd. ................. 1,447,000 22,710,450
Swire Pacific Ltd. , Class A ................... 461,000 5,854,427
Techtronic Industries Co. Ltd. ................. 1,553,000 26,090,331
Time Interconnect Technology Ltd.
(a)
............ 785,000 1,316,188
United Laboratories International Holdings Ltd. (The)
(a)
1,370,000 1,558,840
Vitasoy International Holdings Ltd. ............. 974,000 804,237
Vobile Group Ltd.
(b)
........................ 2,740,000 867,010
VTech Holdings Ltd.
(a)
...................... 297,200 1,959,346
WH Group Ltd.
(d)
......................... 9,047,000 9,734,281
Wharf Real Estate Investment Co. Ltd. .......... 1,944,000 6,574,579
Xinyi Glass Holdings Ltd.
(a)
.................. 2,374,000 2,819,001
Yue Yuen Industrial Holdings Ltd.
(a)
............. 1,008,500 1,825,196
503,286,232
a
Ireland  —  0 .3%
AIB Group PLC .......................... 2,128,622 25,317,020
Bank of Ireland Group PLC .................. 1,064,563 22,355,707
Cairn Homes PLC ........................ 917,996 2,584,425
Glanbia PLC ............................ 272,264 7,228,139
Glenveagh Properties PLC
(b) (d)
................ 640,507 1,770,515
Kerry Group PLC , Class A ................... 162,495 15,513,323
Kingspan Group PLC ...................... 159,675 14,840,793
Security Shares Value
a
Ireland (continued)
Ryanair Holdings PLC ..................... 504,613 $ 14,150,102
103,760,024
a
Israel  —  1 .4%
Airport City Ltd.
(b)
......................... 136,742 2,463,362
Alony Hetz Properties & Investments Ltd. ......... 275,327 2,859,292
Amot Investments Ltd. ..................... 486,353 2,955,135
Azrieli Group Ltd. ......................... 47,534 6,275,048
Bank Hapoalim BM ....................... 1,222,106 29,670,235
Bank Leumi Le-Israel BM ................... 1,592,425 37,626,325
Bet Shemesh Engines Holdings 1997 Ltd.
(b)
....... 11,565 3,139,842
Bezeq The Israeli Telecommunication Corp. Ltd. .... 3,094,645 7,414,861
Big Shopping Centers Ltd. ................... 23,877 5,366,309
Camtek Ltd.
(b)
........................... 35,143 4,859,476
Cellebrite DI Ltd.
(a) (b)
....................... 151,755 2,238,386
Check Point Software Technologies Ltd.
(b)
........ 90,470 11,501,451
Clal Insurance Enterprises Holdings Ltd. ......... 90,651 6,860,250
CyberArk Software Ltd.
(b)
.................... 49,336 2,220,120
Delek Group Ltd. ......................... 149,430 3,944,998
Doral Group Renewable Energy Resources Ltd.
(b)
... 106,569 2,401,536
El Al Israel Airlines ........................ 481,893 2,139,835
Elbit Systems Ltd. ........................ 31,966 25,823,185
Electra Ltd. ............................. 64,500 2,511,206
Energix-Renewable Energies Ltd. .............. 529,889 3,839,835
Enlight Renewable Energy Ltd.
(b)
.............. 166,781 14,154,645
Etoro Group Ltd. , Class A
(b)
.................. 56,873 2,028,660
Fattal Holdings 1998 Ltd.
(b)
.................. 426 94,346
FIBI Holdings Ltd. ........................ 1,972 193,551
First International Bank Of Israel Ltd. (The) ....... 76,135 5,879,422
G City Ltd. ............................. 252,352 955,984
Gilat Satellite Networks Ltd.
(b)
................. 111,064 1,223,255
Global-e Online Ltd.
(b)
...................... 126,076 4,956,048
Harel Insurance Investments & Financial Services Ltd. 133,415 7,648,359
ICL Group Ltd. ........................... 962,586 4,918,874
IDI Insurance Co. Ltd. ...................... 3,820 301,681
Inmode Ltd.
(a) (b)
.......................... 99,704 1,509,519
Isracard Ltd.
(b)
........................... 552,840 1,932,564
Israel Discount Bank Ltd. , Class A ............. 1,382,355 14,426,942
Kornit Digital Ltd.
(b)
........................ 63,145 961,067
Max Stock Ltd. .......................... 174,633 1,991,518
Mega Or Holdings Ltd. ..................... 26,483 4,301,319
Meitav Investment House Ltd. ................ 63,763 2,758,970
Melisron Ltd. ............................ 36,274 4,763,031
Menora Mivtachim Holdings Ltd. ............... 32,141 5,026,013
Meshek Energy Renewable Energies Ltd.
(b)
....... 33,170 121,252
Migdal Insurance & Financial Holdings Ltd.
(b)
...... 836,138 4,749,455
Mivne Real Estate KD Ltd. ................... 937,972 4,139,076
Mivtach Shamir Holdings Ltd. ................. 10,788 1,514,668
Mizrahi Tefahot Bank Ltd. ................... 188,375 14,018,506
Monday.com Ltd.
(b)
........................ 51,373 4,477,157
Neto Malinda Trading Ltd.
(a)
.................. 16,605 765,849
Next Vision Stabilized Systems Ltd. ............ 82,919 6,443,076
Nice Ltd.
(b)
............................. 68,180 6,643,322
Nova Ltd.
(b)
............................. 34,708 13,791,959
Oddity Tech Ltd. , Class A
(a) (b)
................. 48,887 693,218
OPC Energy Ltd.
(b)
........................ 188,349 5,909,508
OY Nofar Energy Ltd.
(b)
..................... 15,538 913,612
Partner Communications Co. Ltd. .............. 237,631 2,922,167
Paz Retail And Energy Ltd. .................. 16,312 4,605,706
Phoenix Financial Ltd. ..................... 242,014 13,569,596
Radware Ltd.
(b)
.......................... 72,366 1,895,266
REIT 1 Ltd. ............................. 405,611 2,870,836
Shapir Engineering and Industry Ltd. ............ 263,660 3,945,970
Shikun & Binui Ltd.
(b)
...................... 507,446 2,904,213
Shufersal Ltd. ........................... 315,289 4,510,093

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
44
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Israel (continued)
Strauss Group Ltd. ........................ 98,025 $ 3,712,354
Tel Aviv Stock Exchange Ltd. ................. 125,229 4,823,444
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 1,304,535 45,671,770
Tower Semiconductor Ltd.
(b)
.................. 122,944 26,932,882
Wix.com Ltd.
(a) (b)
......................... 63,725 3,506,787
ZIM Integrated Shipping Services Ltd. ........... 127,702 3,216,813
435,405,010
a
Italy  —  2 .8%
A2A SpA .............................. 1,837,415 4,799,663
ACEA SpA ............................. 50,576 1,228,964
Amplifon SpA ........................... 166,021 2,324,161
Ascopiave SpA .......................... 48,700 151,066
Avio SpA
(a)
............................. 43,309 1,456,880
Azimut Holding SpA ....................... 130,250 5,532,363
Banca Generali SpA ....................... 59,708 4,510,767
Banca Mediolanum SpA .................... 182,160 4,880,968
Banca Monte dei Paschi di Siena SpA ........... 2,115,819 28,337,973
Banco BPM SpA ......................... 1,288,321 23,522,410
BPER Banca SpA ........................ 1,794,797 29,164,023
Brembo N.V. ............................ 205,661 2,518,318
Brunello Cucinelli SpA ..................... 37,249 3,798,663
Buzzi SpA .............................. 90,296 4,283,221
Carel Industries SpA
(d)
..................... 52,174 1,627,448
Davide Campari-Milano N.V. ................. 748,687 5,099,093
De' Longhi SpA .......................... 101,874 4,781,897
DiaSorin SpA
(a)
.......................... 32,361 2,679,010
Enav SpA
(d)
............................. 261,266 1,525,803
Enel SpA .............................. 8,384,348 94,687,784
Eni SpA ............................... 2,021,110 56,220,567
ERG SpA .............................. 50,608 1,284,676
Ferrari N.V. ............................. 132,638 52,152,333
Fincantieri SpA
(a) (b)
........................ 150,661 2,368,225
FinecoBank Banca Fineco SpA ............... 656,703 17,991,594
Generali
(a)
.............................. 882,283 44,713,240
Hera SpA .............................. 913,059 3,985,686
Interpump Group SpA ...................... 79,913 3,217,071
Intesa Sanpaolo SpA ...................... 14,905,438 112,674,758
Iren SpA ............................... 582,978 1,695,413
Italgas SpA ............................. 651,649 6,722,462
Iveco Group N.V. ......................... 248,432 3,983,484
Leonardo SpA ........................... 424,901 27,080,856
Lottomatica Group SpA ..................... 249,671 6,749,644
Maire SpA ............................. 196,197 2,932,043
MFE-MediaForEurope N.V. , Class A
(a)
........... 179,645 545,987
MFE-MediaForEurope N.V. , Class B
(a)
........... 74,755 303,762
Moncler SpA ............................ 241,809 13,753,793
Nexi SpA
(a) (d)
............................ 648,234 3,176,922
Pirelli & C SpA
(d)
......................... 435,236 3,315,461
Poste Italiane SpA ........................ 497,817 15,060,238
Prysmian SpA ........................... 301,201 41,563,686
Recordati Industria Chimica e Farmaceutica SpA ... 128,427 7,650,269
Reply SpA ............................. 23,539 2,987,143
Saipem SpA ............................ 1,505,484 7,303,776
Salvatore Ferragamo SpA
(b)
.................. 147,579 1,734,546
Snam SpA ............................. 2,056,908 13,947,518
SOL SpA .............................. 40,207 2,638,151
Stellantis N.V.
(b)
.......................... 2,105,053 12,119,981
Tamburi Investment Partners SpA .............. 140,601 1,513,208
Technogym SpA
(d)
........................ 185,703 2,905,410
Telecom Italia SpA
(b)
....................... 1,873,603 15,910,365
Tenaris SA ............................. 370,337 10,624,825
Terna - Rete Elettrica Nazionale ............... 1,477,472 16,937,925
UniCredit SpA ........................... 1,479,089 139,495,593
Unipol Assicurazioni SpA .................... 421,175 13,178,354
Security Shares Value
a
Italy (continued)
Webuild SpA
(a)
........................... 615,465 $ 1,597,770
898,947,210
a
Japan  —  21 .8%
77 Bank Ltd. (The) ........................ 250,200 5,420,946
ABC-Mart, Inc. .......................... 160,100 2,740,029
Activia Properties, Inc. ..................... 2,245 2,010,782
ADEKA Corp. ........................... 63,800 1,557,180
Advance Residence Investment Corp. ........... 3,288 3,050,714
Advantest Corp. .......................... 795,600 157,196,194
Aeon Co. Ltd. ........................... 2,360,730 20,254,400
AEON Financial Service Co. Ltd. .............. 125,400 1,232,950
AEON REIT Investment Corp. ................ 1,586 1,212,311
AGC, Inc. .............................. 204,400 7,708,536
Ai Holdings Corp. ......................... 130,000 2,394,213
Aica Kogyo Co. Ltd. ....................... 50,500 1,164,341
Aichi Financial Group, Inc. ................... 26,600 286,731
Aichi Steel Corp. ......................... 37,100 680,679
Ain Holdings, Inc. ......................... 26,400 974,565
Air Water, Inc. ........................... 205,800 3,227,645
Aisin Corp. ............................. 476,100 6,563,851
Ajinomoto Co., Inc. ........................ 948,500 29,250,184
Alfresa Holdings Corp. ..................... 215,900 3,131,631
Alps Alpine Co. Ltd. ....................... 142,800 1,956,068
ALSOK Co. Ltd. .......................... 329,900 2,424,934
Amada Co. Ltd. .......................... 312,300 5,357,866
Amano Corp. ........................... 64,300 1,557,595
ANA Holdings, Inc. ........................ 205,000 4,004,013
Anritsu Corp. ............................ 136,800 2,989,793
Anycolor, Inc.
(a)
.......................... 43,600 717,471
Aozora Bank Ltd. ......................... 157,800 2,994,365
Appier Group, Inc. ........................ 86,300 516,914
Arcs Co. Ltd. ............................ 28,900 656,632
ARE Holdings, Inc. ........................ 141,600 2,724,707
Ariake Japan Co. Ltd. ...................... 22,300 750,138
Artience Co. Ltd. ......................... 37,100 1,027,847
As One Corp. ........................... 58,900 887,506
Asahi Group Holdings Ltd. ................... 1,404,800 14,660,765
Asahi Intecc Co. Ltd. ...................... 226,500 5,110,098
Asahi Kasei Corp. ........................ 1,448,300 15,460,519
Asics Corp. ............................. 771,400 22,744,283
Astellas Pharma, Inc. ...................... 1,973,300 27,102,887
Astroscale Holdings, Inc.
(a) (b)
................. 110,500 688,876
Atom Corp.
(b)
............................ 200,600 479,330
Autobacs Seven Co. Ltd. .................... 131,000 1,277,033
Awa Bank Ltd. (The) ....................... 48,300 2,493,709
Azbil Corp. ............................. 472,200 4,889,637
Bandai Namco Holdings, Inc. ................. 564,200 16,344,433
BayCurrent, Inc. ......................... 158,800 7,162,530
Bic Camera, Inc. ......................... 117,700 1,287,528
BIPROGY, Inc. .......................... 72,200 2,215,631
Blue Zones Holdings Co. Ltd. ................. 72,000 809,352
BML, Inc. .............................. 40,100 899,408
Bridgestone Corp. ........................ 1,225,900 30,274,112
Brother Industries Ltd. ..................... 220,300 5,486,173
C Uyemura & Co. Ltd. ...................... 2,200 305,324
Calbee, Inc. ............................ 83,900 1,531,351
Canon Marketing Japan, Inc. ................. 104,900 2,357,193
Canon, Inc. ............................. 839,100 23,356,435
Capcom Co. Ltd. ......................... 302,300 7,593,884
Casio Computer Co. Ltd. .................... 203,200 2,232,851
Central Glass Co. Ltd. ..................... 28,900 715,070
Central Japan Railway Co. .................. 841,100 20,930,638
Chiba Bank Ltd. (The) ...................... 497,600 8,088,515
Chiyoda Corp.
(a) (b)
......................... 218,300 886,623

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
45
Schedule of Investments
Security Shares Value
a
Japan (continued)
Chubu Electric Power Co., Inc. ................ 753,300 $ 13,043,438
Chudenko Corp. ......................... 23,300 717,660
Chugai Pharmaceutical Co. Ltd. ............... 729,000 31,632,290
Chugin Financial Group, Inc. ................. 174,500 3,595,638
Chugoku Electric Power Co., Inc. (The) .......... 325,800 1,909,270
Citizen Watch Co. Ltd. ..................... 227,000 3,005,107
CKD Corp. ............................. 59,100 2,156,727
Coca-Cola Bottlers Japan Holdings, Inc. ......... 167,600 4,027,584
Colowide Co. Ltd.
(a)
....................... 97,000 1,254,437
Comforia Residential REIT, Inc. ............... 1,823 1,168,418
COMSYS Holdings Corp. ................... 141,300 4,637,959
Cosmo Energy Holdings Co. Ltd. .............. 97,100 2,416,338
Cosmos Pharmaceutical Corp. ................ 39,000 1,573,063
Cover Corp.
(b)
........................... 58,800 539,822
CRE Logistics REIT, Inc. .................... 1,067 943,772
Create Restaurants Holdings, Inc.
(a)
............ 444,400 2,172,586
Create SD Holdings Co. Ltd. ................. 30,700 642,538
Credit Saison Co. Ltd. ...................... 163,800 4,639,997
CyberAgent, Inc. ......................... 485,200 4,432,933
Dai Nippon Printing Co. Ltd. ................. 431,800 7,829,490
Daicel Corp. ............................ 246,300 2,222,392
Dai-Dan Co. Ltd. ......................... 126,200 1,902,929
Daido Steel Co. Ltd. ....................... 127,900 1,797,709
Daifuku Co. Ltd. .......................... 335,000 12,340,122
Daihen Corp. ........................... 24,200 2,024,835
Daiichi Life Group, Inc. ..................... 3,819,600 46,054,305
Daiichi Sankyo Co. Ltd. ..................... 1,886,500 30,488,718
Daiichikosho Co. Ltd. ...................... 56,100 638,377
Daikin Industries Ltd. ...................... 283,200 41,022,870
Daio Paper Corp. ......................... 99,200 617,400
Daiseki Co. Ltd. .......................... 33,660 800,394
Daishi Hokuetsu Financial Group, Inc. ........... 262,400 3,769,345
Daito Trust Construction Co. Ltd. .............. 246,500 5,219,563
Daiwa House Industry Co. Ltd. ................ 568,700 16,700,750
Daiwa House REIT Investment Corp. , Class A ..... 4,893 3,788,424
Daiwa Office Investment Corp. , Class A .......... 423 904,660
Daiwa Securities Group, Inc. ................. 1,436,200 16,066,248
Daiwa Securities Living Investments Corp. , Class A .. 2,016 1,228,826
Daiwabo Holdings Co. Ltd. .................. 151,600 3,379,015
DCM Holdings Co. Ltd. ..................... 119,300 1,149,069
DeNA Co. Ltd.
(a)
.......................... 86,300 1,341,056
Denka Co. Ltd. .......................... 88,200 1,868,421
Denso Corp. ............................ 1,716,500 21,076,739
Dentsu Group, Inc.
(b)
....................... 208,800 4,633,011
Dentsu Soken, Inc. ........................ 72,600 1,230,324
Dexerials Corp. .......................... 204,400 4,125,988
DIC Corp. .............................. 72,800 2,001,997
Digital Garage, Inc. ....................... 29,900 453,657
Disco Corp. ............................. 93,300 33,348,616
DMG Mori Co. Ltd. ........................ 181,600 4,154,990
Dowa Holdings Co. Ltd. .................... 60,400 3,081,676
DTS Corp. ............................. 209,400 1,522,906
Duskin Co. Ltd. .......................... 38,200 1,066,671
Earth Corp. ............................. 22,500 668,898
East Japan Railway Co. .................... 995,000 22,893,499
Ebara Corp. ............................ 486,700 16,522,291
EDION Corp. ........................... 103,800 1,577,449
Eiken Chemical Co. Ltd. .................... 44,200 594,032
Eisai Co. Ltd. ........................... 238,500 7,169,987
Elecom Co. Ltd. .......................... 148,600 1,729,086
Electric Power Development Co. Ltd. ........... 204,300 4,832,992
ENEOS Holdings, Inc. ..................... 2,888,900 23,858,056
EXEO Group, Inc. ........................ 230,400 3,762,170
Ezaki Glico Co. Ltd. ....................... 60,200 1,912,264
Security Shares Value
a
Japan (continued)
FANUC Corp. ........................... 1,007,300 $ 40,589,631
Fast Retailing Co. Ltd. ..................... 207,000 101,361,538
FCC Co. Ltd. ............................ 53,100 1,234,099
Ferrotec Corp. ........................... 58,000 2,925,474
Food & Life Companies Ltd. ................. 243,800 8,511,897
FP Corp. .............................. 30,500 483,807
Freee KK
(a) (b)
............................ 46,000 760,678
Fuji Corp. .............................. 80,200 3,583,040
Fuji Electric Co. Ltd. ....................... 155,200 13,544,191
Fuji Kyuko Co. Ltd. ........................ 27,700 477,077
Fuji Media Holdings, Inc. .................... 48,100 1,202,459
FUJI OIL CO. LTD. ........................ 42,300 1,053,878
Fuji Seal International, Inc. .................. 44,600 840,236
FUJIFILM Holdings Corp. ................... 1,192,000 28,059,230
Fujikura Ltd. ............................ 1,668,200 42,332,816
Fujimi, Inc. ............................. 59,700 1,397,444
Fujitsu Ltd. ............................. 1,850,700 42,657,291
Fukuoka Financial Group, Inc. ................ 195,600 8,940,920
Fukuoka REIT Corp. ....................... 679 762,113
Fukuyama Transporting Co. Ltd. ............... 16,400 611,257
Funai Soken Holdings, Inc. .................. 102,800 711,925
Furukawa Electric Co. Ltd. ................... 713,600 13,616,858
Furuno Electric Co. Ltd. .................... 27,500 1,238,153
Furuya Metal Co. Ltd. ...................... 12,300 502,182
Fuso Chemical Co. Ltd. .................... 87,900 2,012,082
Future Corp. ............................ 42,800 659,360
Fuyo General Lease Co. Ltd. ................. 26,400 749,467
GENDA, INC.
(a) (b)
......................... 94,400 354,591
Global One Real Estate Investment Corp. ........ 1,901 1,335,668
Glory Ltd. .............................. 42,800 1,216,738
GLP J-REIT ............................ 4,692 4,263,866
GMO internet group, Inc. .................... 53,600 1,430,942
GMO Payment Gateway, Inc. ................. 48,000 2,991,036
GNI Group Ltd.
(b)
......................... 69,300 1,072,788
Goldwin, Inc. ............................ 80,700 1,159,174
GS Yuasa Corp. ......................... 87,000 2,929,889
GungHo Online Entertainment, Inc. ............. 44,500 677,700
Gunma Bank Ltd. (The) .................... 436,800 6,864,468
H.U. Group Holdings, Inc. ................... 58,900 1,258,744
H2O Retailing Corp. ....................... 86,900 1,554,634
Hachijuni Nagano Bank Ltd. ................. 446,400 6,936,177
Hakuhodo DY Holdings, Inc. ................. 231,600 1,890,188
Hamakyorex Co. Ltd. ...................... 68,300 783,540
Hamamatsu Photonics KK ................... 294,000 4,185,700
Hankyu Hanshin Holdings, Inc. ................ 224,800 6,651,361
Hankyu Hanshin REIT, Inc. , Class A ............ 660 597,349
Hanwa Co. Ltd. .......................... 136,400 1,448,712
Happinet Corp. .......................... 45,400 939,793
Harmonic Drive Systems, Inc. ................ 64,600 2,425,722
Haseko Corp. ........................... 240,500 4,184,628
Hazama Ando Corp. ....................... 200,800 2,287,771
Heiwa Corp. ............................ 75,400 1,009,886
Heiwa Real Estate Co. Ltd. .................. 36,800 542,110
Heiwa Real Estate REIT, Inc. ................. 1,670 1,407,325
Hikari Tsushin, Inc. ........................ 17,100 4,181,235
Hioki EE Corp. .......................... 11,900 823,899
Hirogin Holdings, Inc. ...................... 377,900 5,172,037
Hirose Electric Co. Ltd. ..................... 28,105 4,735,938
Hitachi Construction Machinery Co. Ltd. ......... 90,800 3,026,389
Hitachi Ltd. ............................. 4,799,600 157,285,462
Hokkaido Electric Power Co., Inc.
(a)
............. 200,100 1,276,254
Hokuetsu Corp. .......................... 201,900 1,155,469
Hokuhoku Financial Group, Inc. ............... 135,500 6,269,421
Hokuriku Electric Power Co. ................. 150,000 897,670

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
46
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Honda Motor Co. Ltd. ...................... 3,825,000 $ 38,554,555
Horiba Ltd. ............................. 37,400 5,869,979
Hoshino Resorts REIT, Inc. .................. 535 818,471
Hoshizaki Corp. .......................... 107,500 3,833,827
Hosiden Corp. ........................... 129,800 2,304,741
House Foods Group, Inc. ................... 72,900 1,774,562
Hoya Corp. ............................. 370,200 56,609,843
Hulic Co. Ltd. ........................... 383,800 4,219,783
Hulic REIT, Inc. .......................... 1,667 1,647,882
Hyakugo Bank Ltd. (The) ................... 178,700 2,233,890
Ibiden Co. Ltd. ........................... 251,400 25,150,771
Ichibanya Co. Ltd. ........................ 196,700 1,154,695
Ichigo Office REIT Investment Corp. ............ 988 596,706
Ichigo, Inc. ............................. 199,200 515,499
Idemitsu Kosan Co. Ltd. .................... 880,900 7,211,514
IHI Corp. .............................. 1,071,800 18,740,372
Iida Group Holdings Co. Ltd. ................. 128,100 1,833,988
Inaba Denki Sangyo Co. Ltd. ................. 78,500 1,399,959
Inabata & Co. Ltd. ........................ 36,900 912,561
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 3,635 3,216,302
Infomart Corp. ........................... 290,700 1,041,460
INFRONEER Holdings, Inc. .................. 272,252 4,404,649
Inpex Corp. ............................. 905,200 20,863,653
Internet Initiative Japan, Inc. ................. 181,100 3,975,495
Invincible Investment Corp. .................. 11,595 4,443,502
Isetan Mitsukoshi Holdings Ltd. ............... 355,200 7,927,831
Isuzu Motors Ltd. ......................... 591,000 8,817,448
Ito En Ltd. .............................. 71,900 1,345,207
ITOCHU Corp. .......................... 6,146,300 77,133,671
Itoham Yonekyu Holdings, Inc. ................ 51,880 1,596,658
Iwatani Corp. ........................... 210,400 2,678,181
Iyogin Holdings, Inc. ....................... 265,600 5,975,857
Izumi Co. Ltd. ........................... 58,200 365,463
J Front Retailing Co. Ltd. .................... 305,100 5,677,222
JAFCO Group Co. Ltd. ..................... 56,900 798,440
Japan Airlines Co. Ltd. ..................... 194,800 3,592,996
Japan Airport Terminal Co. Ltd. ............... 65,300 2,310,025
Japan Aviation Electronics Industry Ltd. .......... 39,100 576,925
Japan Elevator Service Holdings Co. Ltd. ......... 163,400 1,731,777
Japan Excellent, Inc. ...................... 827 747,701
Japan Exchange Group, Inc. ................. 1,056,300 14,368,960
Japan Hotel REIT Investment Corp. , Class A ...... 8,044 4,098,948
Japan Lifeline Co. Ltd. ..................... 65,700 647,005
Japan Logistics Fund, Inc. ................... 2,777 1,722,020
Japan Material Co. Ltd. ..................... 176,700 2,430,020
Japan Metropolitan Fund Invest ............... 9,089 6,713,741
Japan Petroleum Exploration Co. Ltd. ........... 227,200 2,528,041
Japan Post Bank Co. Ltd. ................... 1,939,800 37,506,280
Japan Post Holdings Co. Ltd. ................. 1,877,400 27,774,932
Japan Post Insurance Co. Ltd. ................ 596,300 6,565,919
Japan Prime Realty Investment Corp. ........... 3,842 2,360,780
Japan Real Estate Investment Corp. ............ 7,541 5,770,749
Japan Securities Finance Co. Ltd. ............. 101,300 1,508,416
Japan Steel Works Ltd. (The) ................. 69,500 3,220,125
Japan Tobacco, Inc. ....................... 1,215,400 54,190,891
JCU Corp. ............................. 28,100 1,021,927
Jeol Ltd. ............................... 49,500 2,512,958
JFE Holdings, Inc. ........................ 475,800 5,398,484
JGC Holdings Corp. ....................... 283,900 3,970,672
JINS Holdings, Inc.
(a)
...................... 15,700 626,603
JMDC, Inc.
(a)
............................ 27,700 540,883
Joyful Honda Co. Ltd. ...................... 164,300 2,572,608
JTEKT Corp. ............................ 237,900 3,257,611
Security Shares Value
a
Japan (continued)
Juroku Financial Group, Inc. ................. 52,100 $ 764,679
Justsystems Corp. ........................ 29,100 738,335
JVCKenwood Corp. ....................... 192,200 1,350,932
JX Advanced Metals Corp. .................. 591,200 13,697,028
Kadokawa Corp. ......................... 143,900 3,148,874
Kagome Co. Ltd. ......................... 130,000 2,129,323
Kajima Corp. ............................ 444,400 14,849,279
Kakaku.com, Inc. ......................... 182,600 4,241,682
Kaken Pharmaceutical Co. Ltd. ............... 38,700 920,826
Kamigumi Co. Ltd. ........................ 132,900 4,315,835
Kanadevia Corp. ......................... 170,200 1,252,019
Kanamoto Co. Ltd. ........................ 32,000 1,042,522
Kandenko Co. Ltd. ........................ 110,100 3,662,150
Kaneka Corp. ........................... 19,800 704,411
Kanematsu Corp. ......................... 269,300 3,515,204
Kansai Electric Power Co., Inc. (The) ........... 1,014,800 15,368,614
Kansai Paint Co. Ltd. ...................... 205,600 3,639,441
Kao Corp. .............................. 923,800 18,989,688
Kasumigaseki Capital Co. Ltd. ................ 27,800 1,289,621
Katitas Co. Ltd. .......................... 39,600 839,040
Kato Sangyo Co. Ltd. ...................... 14,800 590,957
Kawasaki Heavy Industries Ltd. ............... 807,800 13,800,980
Kawasaki Kisen Kaisha Ltd. .................. 341,300 6,081,569
KDDI Corp. ............................. 3,167,200 58,351,592
KDX Realty Investment Corp. , Class A .......... 4,393 4,293,514
Keihan Holdings Co. Ltd. .................... 76,700 1,571,960
Keikyu Corp. ............................ 163,700 1,597,986
Keio Corp. ............................. 447,300 2,272,491
Keisei Electric Railway Co. Ltd. ............... 466,300 3,747,583
Kewpie Corp. ........................... 109,900 3,144,934
Keyence Corp. .......................... 204,200 102,423,987
KH Neochem Co. Ltd. ...................... 32,600 670,786
Kikkoman Corp. .......................... 753,100 7,756,150
Kinden Corp. ............................ 133,200 5,861,919
Kintetsu Group Holdings Co. Ltd. .............. 195,200 4,240,035
Kioxia Holdings Corp.
(b)
..................... 339,100 94,519,507
Kirin Holdings Co. Ltd. ..................... 853,400 15,787,687
Kissei Pharmaceutical Co. Ltd. ................ 36,700 937,103
Kitz Corp. .............................. 141,800 1,925,143
Kiyo Bank Ltd. (The) ....................... 109,800 3,193,373
Kobayashi Pharmaceutical Co. Ltd. ............. 46,100 1,618,406
Kobe Bussan Co. Ltd. ...................... 194,600 3,402,319
Kobe Steel Ltd. .......................... 353,000 4,568,989
Koei Tecmo Holdings Co. Ltd. ................ 176,180 1,783,716
Kohnan Shoji Co. Ltd. ...................... 25,600 673,792
Koito Manufacturing Co. Ltd. ................. 184,800 3,088,565
Kokusai Electric Corp. ..................... 221,500 9,970,760
Kokuyo Co. Ltd. .......................... 524,000 2,983,463
Komatsu Ltd. ........................... 960,900 41,693,672
KOMEDA Holdings Co. Ltd. .................. 98,000 1,780,082
Komeri Co. Ltd. .......................... 22,800 551,664
Konami Group Corp. ...................... 98,700 12,714,487
Konica Minolta, Inc. ....................... 419,700 1,533,426
Kose Holdings Corp. ...................... 26,400 939,592
Kotobuki Spirits Co. Ltd. .................... 110,000 1,753,771
Kraftia Corp. ............................ 43,900 2,308,602
K's Holdings Corp. ........................ 115,500 1,368,140
Kubota Corp. ........................... 1,077,000 18,271,826
Kumagai Gumi Co. Ltd. ..................... 187,900 1,673,371
Kura Sushi, Inc.
(a)
......................... 48,700 510,113
Kuraray Co. Ltd. ......................... 266,100 3,052,025
Kureha Corp. ........................... 42,400 1,134,117
Kurita Water Industries Ltd. .................. 82,800 4,449,450
Kusuri no Aoki Holdings Co. Ltd. .............. 43,200 1,091,506

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
47
Schedule of Investments
Security Shares Value
a
Japan (continued)
Kyocera Corp. ........................... 1,275,500 $ 29,090,056
Kyorin Pharmaceutical Co. Ltd. ............... 54,600 390,638
Kyoritsu Maintenance Co. Ltd. ................ 89,600 1,947,223
Kyoto Financial Group, Inc. .................. 219,500 6,050,293
Kyowa Kirin Co. Ltd. ....................... 244,800 3,929,659
Kyushu Electric Power Co., Inc. ............... 416,800 4,617,740
Kyushu Financial Group, Inc. ................. 445,400 4,094,031
Kyushu Railway Co. ....................... 155,100 3,499,946
LaSalle Logiport REIT ...................... 1,726 1,651,071
Lasertec Corp. .......................... 82,200 18,883,982
Leopalace21 Corp. ........................ 242,100 1,024,265
Lintec Corp. ............................ 46,400 1,778,758
Lion Corp. ............................. 291,900 3,129,202
Lixil Corp. .............................. 321,800 3,495,017
LY Corp. ............................... 2,720,200 7,579,137
M&A Capital Partners Co. Ltd. ................ 15,600 378,357
M3, Inc. ............................... 448,600 5,025,746
Mabuchi Motor Co. Ltd. ..................... 307,800 3,188,432
Macnica Holdings, Inc. ..................... 199,900 4,046,900
Makino Milling Machine Co. Ltd. ............... 31,000 2,693,012
Makita Corp. ............................ 222,400 7,163,594
Mani, Inc. .............................. 82,400 776,818
Marubeni Corp. .......................... 1,546,400 49,980,678
Marui Group Co. Ltd. ...................... 208,600 3,890,641
Maruichi Steel Tube Ltd. .................... 218,400 2,438,971
Maruwa Co. Ltd. ......................... 9,400 3,182,890
Maruzen Showa Unyu Co. Ltd. ................ 17,200 825,404
Matsui Securities Co. Ltd. ................... 223,200 1,462,096
MatsukiyoCocokara & Co. ................... 360,170 5,737,412
Mazda Motor Corp. ....................... 699,000 5,096,121
McDonald's Holdings Co. Japan Ltd.
(a)
........... 90,200 4,580,723
Mebuki Financial Group, Inc. ................. 1,016,900 9,422,583
Medipal Holdings Corp. ..................... 198,600 3,576,090
Megachips Corp. ......................... 19,300 1,077,072
Megmilk Snow Brand Co. Ltd. ................ 34,700 817,995
Meidensha Corp. ......................... 38,600 2,275,823
MEIJI Holdings Co. Ltd. .................... 211,200 5,029,614
Meiko Electronics Co. Ltd. ................... 21,100 2,650,362
MEITEC Group Holdings, Inc. ................ 75,300 1,576,192
Menicon Co. Ltd. ......................... 63,500 690,196
Mercari, Inc.
(b)
........................... 131,600 3,561,080
Metaplanet, Inc.
(b)
......................... 661,800 963,737
Micronics Japan Co. Ltd. .................... 32,300 2,633,825
Milbon Co. Ltd. .......................... 34,100 594,730
MINEBEA MITSUMI, Inc. ................... 354,000 8,062,040
Mirai Corp. ............................. 3,061 801,652
MIRAIT ONE Corp. ....................... 95,400 2,107,373
MISUMI Group, Inc. ....................... 259,900 6,183,267
Mitani Sekisan Co. Ltd. ..................... 26,800 319,469
Mitsubishi Chemical Group Corp. .............. 1,296,500 9,540,749
Mitsubishi Corp. .......................... 3,321,600 99,291,818
Mitsubishi Electric Corp. .................... 2,062,200 74,286,812
Mitsubishi Estate Co. Ltd. ................... 1,151,200 27,947,877
Mitsubishi Estate Logistics REIT Investment Corp. .. 2,351 1,836,217
Mitsubishi Gas Chemical Co., Inc. ............. 171,300 4,424,730
Mitsubishi HC Capital, Inc. ................... 773,230 7,119,284
Mitsubishi Heavy Industries Ltd. ............... 3,488,500 81,499,475
Mitsubishi Logistics Corp. ................... 388,400 3,894,306
Mitsubishi Materials Corp. ................... 135,500 3,516,829
Mitsubishi Motors Corp.
(a)
................... 928,200 2,125,130
Mitsubishi UFJ Financial Group, Inc. ............ 11,639,800 259,992,367
Mitsui & Co. Ltd. ......................... 2,607,700 80,015,384
Mitsui Chemicals, Inc. ...................... 374,000 4,917,268
Mitsui E&S Co. Ltd. ....................... 107,200 3,233,080
Security Shares Value
a
Japan (continued)
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 2,288 $ 1,762,789
Mitsui Fudosan Co. Ltd. .................... 2,768,600 26,970,064
Mitsui Fudosan Logistics Park, Inc. ............. 5,108 3,459,900
Mitsui Fudosan Retail Fund Investment Corp. ...... 2,655 1,366,104
Mitsui High-Tec, Inc. ....................... 219,900 1,228,888
Mitsui Kinzoku Co. Ltd. ..................... 58,500 11,013,970
Mitsui OSK Lines Ltd. ...................... 360,300 13,310,174
Miura Co. Ltd. ........................... 88,300 1,770,450
MIXI, Inc. .............................. 48,200 876,991
Mizuho Financial Group, Inc. ................. 2,593,850 134,476,055
Mizuho Leasing Co. Ltd. .................... 202,600 1,732,078
Mochida Pharmaceutical Co. Ltd. .............. 34,600 674,934
Modec, Inc. ............................. 51,200 3,306,843
Monex Group, Inc. ........................ 221,700 976,105
Money Forward, Inc.
(a) (b)
.................... 58,000 2,022,058
Monogatari Corp. (The) ..................... 37,100 1,274,513
MonotaRO Co. Ltd. ....................... 282,400 3,563,661
Mori Hills REIT Investment Corp. , Class A ........ 1,345 1,096,789
Mori Trust REIT, Inc. ....................... 2,810 1,344,670
Morinaga & Co. Ltd. ....................... 80,200 1,331,248
Morinaga Milk Industry Co. Ltd. ............... 302,900 2,267,395
MOS Food Services, Inc. ................... 68,900 1,669,398
MS&AD Insurance Group Holdings, Inc. ......... 1,330,000 40,942,141
Muninova Holdings, Inc. .................... 754,800 2,104,556
Murata Manufacturing Co. Ltd. ................ 1,783,500 81,263,961
Musashi Seimitsu Industry Co. Ltd. ............. 53,800 1,063,111
Nabtesco Corp. .......................... 131,700 3,785,445
Nachi-Fujikoshi Corp. ...................... 23,300 787,967
Nagase & Co. Ltd. ........................ 304,800 2,149,834
Nagawa Co. Ltd. ......................... 9,000 293,128
Nagoya Railroad Co. Ltd. ................... 195,700 2,326,334
Nakanishi, Inc. .......................... 72,200 1,372,071
Namura Shipbuilding Co. Ltd. ................ 63,100 1,692,218
NANKAI Co. Ltd. ......................... 184,100 3,446,659
NEC Corp. ............................. 1,301,900 38,690,720
Nexon Co. Ltd. .......................... 365,700 5,731,414
Nextage Co. Ltd. ......................... 55,100 1,148,174
NGK Corp. ............................. 219,700 7,516,898
NH Foods Ltd. ........................... 84,700 3,327,205
NHK Spring Co. Ltd. ....................... 246,600 5,467,013
Nichias Corp. ........................... 200,300 4,151,469
Nichicon Corp. .......................... 46,100 819,234
Nichiha Corp. ........................... 31,600 607,975
Nichirei Corp. ........................... 292,200 4,046,779
NIDEC CORP.
(b)
.......................... 913,400 14,667,224
Nifco, Inc. .............................. 61,900 2,003,844
Nihon Kohden Corp. ....................... 185,900 1,850,924
Nihon M&A Center Holdings, Inc. .............. 325,700 1,300,543
Nihon Parkerizing Co. Ltd. ................... 73,800 764,116
Nikkon Holdings Co. Ltd.
(a)
................... 142,700 4,504,034
Nikon Corp. ............................ 277,300 3,294,973
Nintendo Co. Ltd. ......................... 1,173,200 55,964,137
Nippn Corp. ............................ 95,500 1,683,034
Nippon Building Fund, Inc. ................... 9,276 7,824,364
Nippon Densetsu Kogyo Co. Ltd. .............. 42,200 1,055,775
Nippon Electric Glass Co. Ltd. ................ 89,100 2,935,193
NIPPON EXPRESS HOLDINGS, INC. ........... 195,200 6,442,215
Nippon Gas Co. Ltd. ....................... 172,300 3,069,920
Nippon Kayaku Co. Ltd. .................... 171,200 2,057,332
Nippon Light Metal Holdings Co. Ltd. ............ 139,270 2,342,816
Nippon Paint Holdings Co. Ltd. ................ 994,500 7,504,432
Nippon Paper Industries Co. Ltd. .............. 152,600 1,314,235
Nippon Prologis REIT, Inc. ................... 6,461 3,671,826
NIPPON REIT Investment Corp. ............... 1,920 1,009,809

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
48
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Nippon Sanso Holdings Corp. ................ 185,300 $ 6,661,394
Nippon Shinyaku Co. Ltd. ................... 54,700 1,163,507
Nippon Shokubai Co. Ltd. ................... 90,300 1,214,726
Nippon Soda Co. Ltd. ...................... 52,200 1,246,377
Nippon Steel Corp. ........................ 4,819,300 19,632,958
Nippon Yusen KK ......................... 419,300 16,100,061
Nipro Corp. ............................. 192,600 1,964,823
Nishimatsu Construction Co. Ltd. .............. 22,600 748,935
Nishimatsuya Chain Co. Ltd. ................. 67,300 842,788
Nishi-Nippon Financial Holdings, Inc. ........... 141,500 3,739,538
Nishi-Nippon Railroad Co. Ltd. ................ 42,600 833,305
Nissan Chemical Corp. ..................... 154,100 7,162,972
Nissan Motor Co. Ltd.
(a) (b)
................... 2,288,800 4,832,288
Nisshin Oillio Group Ltd. (The) ................ 112,100 1,338,317
Nisshin Seifun Group, Inc. ................... 259,500 3,282,384
Nisshinbo Holdings, Inc. .................... 135,900 1,825,874
Nissin Foods Holdings Co. Ltd. ............... 211,700 3,827,152
Nissui Corp. ............................ 401,800 3,168,419
Niterra Co. Ltd. .......................... 170,100 9,933,606
Nitori Holdings Co. Ltd. ..................... 397,400 6,411,251
Nitta Corp. ............................. 23,000 915,306
Nitto Boseki Co. Ltd. ....................... 144,900 2,488,691
Nitto Denko Corp. ........................ 770,800 16,276,528
Noevir Holdings Co. Ltd. .................... 43,500 1,357,843
NOF Corp. ............................. 218,900 3,803,475
Nojima Corp. ............................ 215,300 1,762,756
NOK Corp. ............................. 72,100 1,362,499
Nomura Co. Ltd. ......................... 84,600 618,996
Nomura Holdings, Inc. ..................... 3,212,800 31,082,205
Nomura Real Estate Holdings, Inc. ............. 647,800 3,722,564
Nomura Real Estate Master Fund, Inc. .......... 4,494 4,298,251
Nomura Research Institute Ltd. ............... 400,900 11,860,044
North Pacific Bank Ltd. ..................... 103,000 738,456
NS Solutions Corp. ....................... 50,600 1,248,048
NSD Co. Ltd. ........................... 72,000 1,286,326
NSK Ltd. .............................. 434,500 3,094,920
NTN Corp. ............................. 538,600 1,302,144
NTT UD REIT Investment Corp. ............... 1,233 1,061,491
NTT, Inc. .............................. 31,470,000 30,164,410
Nxera Pharma Co. Ltd.
(b)
.................... 222,400 1,217,865
Obayashi Corp. .......................... 730,700 14,361,386
OBIC Business Consultants Co. Ltd. ............ 35,800 1,816,841
Obic Co. Ltd. ............................ 304,200 8,725,539
Odakyu Electric Railway Co. Ltd. .............. 293,300 3,246,249
Ogaki Kyoritsu Bank Ltd. (The) ................ 60,300 2,683,693
Ohsho Food Service Corp. .................. 60,100 1,140,769
Oji Holdings Corp. ........................ 824,600 4,534,305
Okamura Corp. .......................... 57,800 843,775
Oki Electric Industry Co. Ltd. ................. 98,400 1,662,092
OKUMA Corp. ........................... 41,800 1,276,655
Okumura Corp. .......................... 36,400 1,313,435
Olympus Corp. .......................... 1,160,000 13,258,079
Omron Corp. ............................ 189,600 6,340,114
Ono Pharmaceutical Co. Ltd. ................. 411,400 6,148,370
Open House Group Co. Ltd. ................. 64,100 3,406,120
Open Up Group, Inc. ...................... 89,500 1,129,519
Oracle Corp. Japan ....................... 35,300 1,983,281
Organo Corp. ........................... 32,400 2,915,069
Orient Corp. ............................ 47,920 270,635
Oriental Land Co. Ltd. ..................... 1,156,000 23,073,360
ORIX Corp. ............................. 1,211,300 48,887,257
Orix JREIT, Inc. .......................... 6,594 4,266,971
Osaka Gas Co. Ltd. ....................... 396,300 13,596,622
OSG Corp. ............................. 69,500 1,585,615
Security Shares Value
a
Japan (continued)
Otsuka Corp. ........................... 213,200 $ 4,399,285
Otsuka Holdings Co. Ltd. ................... 454,900 31,542,494
PAL GROUP Holdings Co. Ltd. ................ 125,800 1,182,056
Pan Pacific International Holdings Corp. ......... 2,073,600 11,758,285
Panasonic Holdings Corp. ................... 2,552,800 67,502,317
Park24 Co. Ltd. .......................... 123,500 1,528,587
Penta-Ocean Construction Co. Ltd. ............. 342,000 3,183,310
PeptiDream, Inc.
(b)
........................ 126,400 748,479
Persol Holdings Co. Ltd. .................... 2,358,300 3,910,119
Pigeon Corp. ............................ 147,400 1,868,225
Pilot Corp. ............................. 80,700 916,633
PKSHA Technology, Inc.
(a) (b)
.................. 35,100 615,543
Prima Meat Packers Ltd. .................... 26,600 413,912
Raito Kogyo Co. Ltd. ...................... 40,600 956,533
Rakus Co. Ltd. .......................... 224,500 1,516,174
Rakuten Bank Ltd.
(b)
....................... 99,000 3,383,493
Rakuten Group, Inc.
(b)
...................... 1,617,500 8,433,885
Recruit Holdings Co. Ltd. ................... 1,440,700 113,931,730
Relo Group, Inc. ......................... 72,800 918,510
Renesas Electronics Corp. .................. 1,860,700 37,295,410
Rengo Co. Ltd. .......................... 163,400 1,527,319
Resona Holdings, Inc. ..................... 2,333,900 31,649,549
Resonac Holdings Corp. .................... 192,900 16,068,391
Resorttrust, Inc. .......................... 175,100 1,963,937
Ricoh Co. Ltd. ........................... 446,200 4,378,553
Rigaku Holdings Corp. ..................... 136,100 1,722,531
Riken Keiki Co. Ltd. ....................... 30,600 661,226
Rinnai Corp. ............................ 105,900 2,368,168
Rohm Co. Ltd. ........................... 321,000 8,511,809
Rohto Pharmaceutical Co. Ltd. ................ 208,100 3,116,548
Rorze Corp. ............................ 156,000 3,756,948
Round One Corp. ........................ 175,200 1,331,269
RS Technologies Co. Ltd. ................... 29,700 1,146,068
Ryohin Keikaku Co. Ltd. .................... 535,100 14,035,814
Saizeriya Co. Ltd. ........................ 35,200 1,746,542
Sakai Moving Service Co. Ltd. ................ 12,400 231,243
Sakata Seed Corp. ........................ 47,500 1,281,202
Sakura Internet, Inc.
(a)
...................... 38,700 741,825
San-A Co. Ltd. ........................... 60,700 1,241,812
San-Ai Obbli Co. Ltd. ...................... 55,500 807,198
SanBio Co. Ltd.
(a) (b)
........................ 85,700 492,903
Sangetsu Corp. .......................... 65,900 1,276,649
San-In Godo Bank Ltd. (The) ................. 187,500 2,717,469
Sanken Electric Co. Ltd.
(b)
................... 20,000 1,022,335
Sanki Engineering Co. Ltd. .................. 157,100 2,234,694
Sankyo Co. Ltd. .......................... 252,400 2,929,052
Sankyu, Inc. ............................ 37,300 2,206,399
Sanrio Co. Ltd. .......................... 990,500 7,921,883
Sansan, Inc. ............................ 59,900 761,291
Santen Pharmaceutical Co. Ltd. ............... 286,000 3,376,573
Sanwa Holdings Corp. ..................... 196,600 4,214,330
Sapporo Breweries Ltd. .................... 336,900 4,253,928
Sawai Group Holdings Co. Ltd. ............... 177,400 1,832,415
SBI Holdings, Inc. ........................ 595,100 11,234,462
SCREEN Holdings Co. Ltd. .................. 165,200 12,602,220
Secom Co. Ltd. .......................... 438,800 18,901,762
Sega Sammy Holdings, Inc. .................. 214,700 3,708,972
Seibu Holdings, Inc. ....................... 225,700 5,054,523
Seiko Epson Corp. ........................ 267,800 4,905,306
Seiko Group Corp. ........................ 57,300 2,801,574
Seikoh Giken Co. Ltd.
(a)
.................... 4,300 490,191
Seino Holdings Co. Ltd. .................... 72,600 1,198,774
Seiren Co. Ltd. .......................... 56,900 1,125,474
Sekisui Chemical Co. Ltd. ................... 369,000 6,141,426

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
49
Schedule of Investments
Security Shares Value
a
Japan (continued)
Sekisui House Ltd. ........................ 637,200 $ 13,949,752
Sekisui House REIT, Inc. .................... 3,868 1,839,626
Senko Group Holdings Co. Ltd. ............... 129,200 1,785,884
Seria Co. Ltd. ........................... 51,600 1,250,233
Seven & i Holdings Co. Ltd. .................. 2,086,100 27,661,929
Seven Bank Ltd. ......................... 1,197,400 2,390,420
SG Holdings Co. Ltd. ...................... 277,500 2,758,344
Sharp Corp.
(a) (b)
.......................... 184,700 713,509
Shibaura Machine Co. Ltd. .................. 30,600 784,157
Shibaura Mechatronics Corp. ................. 78,000 2,078,110
SHIFT, Inc.
(a) (b)
........................... 236,900 1,331,132
Shiga Bank Ltd. (The) ...................... 238,800 3,548,251
Shikoku Electric Power Co., Inc. ............... 116,600 1,209,985
Shimadzu Corp. .......................... 240,700 6,121,606
Shimamura Co. Ltd. ....................... 157,700 3,320,417
Shimano, Inc. ........................... 63,200 7,977,744
Shimizu Corp. ........................... 489,100 7,204,847
Shin-Etsu Chemical Co. Ltd. ................. 1,786,600 63,692,478
Shionogi & Co. Ltd. ....................... 878,000 15,875,372
Ship Healthcare Holdings, Inc. ................ 70,900 1,135,816
Shiseido Co. Ltd. ......................... 403,500 7,970,589
Shizuoka Financial Group, Inc. ................ 410,600 8,099,091
SHO-BOND Holdings Co. Ltd. ................ 213,100 1,763,760
Shochiku Co. Ltd.
(a)
....................... 9,400 681,198
Sinfonia Technology Co. Ltd. ................. 24,900 2,025,905
SKY Perfect JSAT Corp. .................... 167,500 2,181,756
Skylark Holdings Co. Ltd. ................... 233,300 4,597,490
SMC Corp. ............................. 58,200 25,145,908
SMS Co. Ltd. ........................... 151,300 2,100,726
Socionext, Inc. .......................... 216,900 2,546,628
SoftBank Corp. .......................... 31,139,900 43,707,268
SoftBank Group Corp. ..................... 4,022,400 125,287,616
Sojitz Corp. ............................. 226,160 7,556,118
Sompo Holdings, Inc. ...................... 928,700 41,231,123
Sony Financial Group, Inc. .................. 5,981,900 5,799,376
Sony Group Corp. ........................ 6,327,100 147,857,140
SOSiLA Logistics REIT, Inc. .................. 1,113 759,972
Sotetsu Holdings, Inc. ...................... 171,400 2,832,043
Square Enix Holdings Co. Ltd. ................ 253,500 4,404,643
Stanley Electric Co. Ltd. .................... 155,300 3,384,096
Star Asia Investment Corp. .................. 4,127 1,386,143
Starts Corp., Inc. ......................... 19,400 575,262
Subaru Corp. ........................... 558,500 9,507,033
Sugi Holdings Co. Ltd. ..................... 124,200 2,203,290
SUMCO Corp. ........................... 381,300 7,751,835
Sumitomo Bakelite Co. Ltd. .................. 72,600 2,907,030
Sumitomo Chemical Co. Ltd. ................. 1,610,700 5,211,916
Sumitomo Corp. ......................... 4,556,000 47,291,085
Sumitomo Electric Industries Ltd. .............. 3,093,200 40,938,783
Sumitomo Forestry Co. Ltd. .................. 493,200 4,159,854
Sumitomo Heavy Industries Ltd. ............... 121,600 3,930,954
Sumitomo Metal Mining Co. Ltd. ............... 262,500 13,194,676
Sumitomo Mitsui Financial Group, Inc. ........... 3,927,200 168,747,492
Sumitomo Mitsui Trust Group, Inc. ............. 2,894,400 29,762,192
Sumitomo Osaka Cement Co. Ltd. ............. 26,300 889,094
Sumitomo Pharma Co. Ltd.
(b)
................. 255,600 1,991,927
Sumitomo Realty & Development Co. Ltd. ........ 644,600 14,448,275
Sumitomo Rubber Industries Ltd. .............. 221,900 3,139,602
Sumitomo Warehouse Co. Ltd. (The) ........... 36,000 915,826
Sun Corp.
(a)
............................. 12,800 778,078
Sundrug Co. Ltd. ......................... 94,300 2,240,370
Suntory Beverage & Food Ltd. ................ 175,100 5,076,507
Suruga Bank Ltd. ......................... 228,200 3,695,567
Suzuken Co. Ltd. ......................... 51,300 1,636,623
Security Shares Value
a
Japan (continued)
Suzuki Motor Corp. ....................... 1,712,600 $ 22,355,500
SWCC Corp. ............................ 30,800 2,123,112
Sysmex Corp. ........................... 483,100 4,878,104
Systena Corp. ........................... 315,000 829,749
T Hasegawa Co. Ltd. ...................... 33,100 672,102
T&D Holdings, Inc. ........................ 475,700 14,992,079
Tadano Ltd. ............................ 129,000 1,072,041
Taiheiyo Cement Corp. ..................... 167,300 4,236,485
Taikisha Ltd. ............................ 39,400 1,032,467
Taisei Corp. ............................ 165,600 13,414,002
Taiyo Holdings Co. Ltd. ..................... 93,300 2,752,142
Taiyo Yuden Co. Ltd. ...................... 131,700 8,144,475
Takara Holdings, Inc. ...................... 162,100 2,114,746
Takasago Thermal Engineering Co. Ltd. ......... 94,700 2,507,869
Takashimaya Co. Ltd. ...................... 365,400 5,223,705
Takeda Pharmaceutical Co. Ltd. ............... 1,723,854 59,189,604
Takeuchi Manufacturing Co. Ltd. .............. 39,200 1,815,206
Takuma Co. Ltd. ......................... 125,900 2,656,022
TDK Corp. ............................. 2,112,400 40,618,191
Teijin Ltd. .............................. 116,700 1,189,351
Terumo Corp. ........................... 1,455,700 21,354,966
THK Co. Ltd. ............................ 110,600 4,551,131
Timee, Inc.
(a) (b)
........................... 94,500 871,466
TISI, Inc. .............................. 223,000 5,346,281
TKC Corp. ............................. 36,100 876,088
Toagosei Co. Ltd. ......................... 203,200 2,271,499
Tobu Railway Co. Ltd. ...................... 194,900 3,780,575
Tocalo Co. Ltd. .......................... 63,800 1,144,321
Toda Corp. ............................. 179,200 1,663,593
Toei Animation Co. Ltd. ..................... 66,100 1,220,589
Toei Co. Ltd. ............................ 28,800 1,094,915
Toho Co. Ltd. ........................... 487,300 4,661,517
Toho Gas Co. Ltd. ........................ 251,700 1,822,930
Toho Holdings Co. Ltd. ..................... 47,500 1,197,869
Tohoku Electric Power Co., Inc. ............... 485,900 3,570,523
Tokai Carbon Co. Ltd. ...................... 199,000 1,897,848
TOKAI Holdings Corp. ..................... 132,900 967,342
Tokai Rika Co. Ltd. ........................ 47,900 944,564
Tokai Tokyo Financial Holdings, Inc. ............ 337,800 1,687,073
Tokio Marine Holdings, Inc. .................. 1,942,400 98,997,046
Tokuyama Corp. ......................... 76,800 1,801,462
Tokyo Century Corp. ....................... 61,600 1,006,612
Tokyo Electric Power Co. Holdings, Inc.
(b)
......... 1,656,800 5,348,682
Tokyo Electron Ltd. ....................... 485,100 162,186,903
Tokyo Gas Co. Ltd. ....................... 342,700 13,229,886
Tokyo Kiraboshi Financial Group, Inc. ........... 299,600 3,149,763
Tokyo Metro Co. Ltd. ...................... 308,300 2,824,218
Tokyo Ohka Kogyo Co. Ltd. .................. 92,700 5,020,432
Tokyo Seimitsu Co. Ltd. .................... 42,600 4,435,864
Tokyo Steel Manufacturing Co. Ltd. ............. 92,500 1,026,518
Tokyo Tatemono Co. Ltd. .................... 198,000 4,178,050
Tokyu Construction Co. Ltd. .................. 135,500 984,053
Tokyu Corp. ............................ 432,300 4,745,764
Tokyu Fudosan Holdings Corp. ................ 474,300 3,942,109
Tokyu REIT, Inc. ......................... 839 998,862
Tomy Co. Ltd. ........................... 81,800 1,860,781
TOPPAN Holdings, Inc. ..................... 230,800 6,471,829
Toray Industries, Inc. ...................... 1,459,800 10,486,114
Toridoll Holdings Corp.
(a)
.................... 52,700 1,439,566
Toshiba TEC Corp. ........................ 28,400 557,302
Tosoh Corp. ............................ 219,400 3,689,973
Totetsu Kogyo Co. Ltd. ..................... 28,400 739,913
TOTO Ltd. ............................. 137,000 5,945,687
Towa Corp. ............................. 72,400 1,174,247

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
50
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Towa Pharmaceutical Co. Ltd. ................ 27,400 $ 685,375
Toyo Seikan Group Holdings Ltd. .............. 164,900 4,189,939
Toyo Suisan Kaisha Ltd. .................... 70,400 4,567,923
Toyo Tire Corp. .......................... 183,600 4,869,881
Toyobo Co. Ltd. .......................... 43,200 406,376
Toyoda Gosei Co. Ltd. ..................... 91,300 3,151,991
Toyota Boshoku Corp. ..................... 84,500 1,179,085
Toyota Motor Corp. ....................... 10,239,900 193,786,679
Toyota Tsusho Corp. ....................... 726,400 30,149,475
Transcosmos, Inc. ........................ 25,300 601,804
TRE Holdings Corp. ....................... 50,500 635,261
Trend Micro, Inc. ......................... 142,300 5,733,532
Tri Chemical Laboratories, Inc. ................ 38,100 762,342
Trusco Nakayama Corp. .................... 50,700 764,464
TS Tech Co. Ltd. ......................... 66,600 763,957
Tsubakimoto Chain Co. ..................... 166,900 2,677,900
Tsugami Corp. ........................... 16,800 616,500
Tsumura & Co. .......................... 58,700 1,404,759
Tsuruha Holdings, Inc. ..................... 325,695 4,962,036
UACJ Corp. ............................ 193,600 2,825,851
UBE Corp. ............................. 175,500 3,475,444
Ulvac, Inc. ............................. 62,100 3,275,259
Umios Corp. ............................ 159,500 1,307,030
U-Next Holdings Co. Ltd. .................... 109,300 1,173,397
Unicharm Corp. .......................... 1,109,000 7,034,334
Union Tool Co. .......................... 7,100 675,563
United Urban Investment Corp. ............... 3,255 3,326,310
Ushio, Inc. ............................. 71,900 1,668,592
USS Co. Ltd. ............................ 455,000 5,746,138
UT Group Co. Ltd. ........................ 500,400 576,289
Valor Holdings Co. Ltd. ..................... 35,900 732,763
Visional, Inc.
(b)
........................... 29,600 1,630,970
Wacoal Holdings Corp. ..................... 44,900 1,238,128
Wacom Co. Ltd. .......................... 214,900 1,036,577
West Japan Railway Co. .................... 364,100 6,870,499
Yakult Honsha Co. Ltd. ..................... 277,500 4,911,096
Yamada Holdings Co. Ltd. ................... 459,900 2,054,224
Yamaguchi Financial Group, Inc. .............. 253,400 4,685,677
Yamaha Corp. ........................... 465,200 3,606,055
Yamaha Motor Co. Ltd. ..................... 953,700 7,977,586
Yamato Holdings Co. Ltd. ................... 233,300 3,027,573
Yamato Kogyo Co. Ltd. ..................... 33,000 2,778,077
Yamazaki Baking Co. Ltd. ................... 169,700 3,586,234
Yaskawa Electric Corp. ..................... 239,000 7,116,893
Yokogawa Bridge Holdings Corp. .............. 39,300 727,117
Yokogawa Electric Corp. .................... 216,500 7,721,407
Yokohama Financial Group, Inc. ............... 1,137,800 12,951,348
Yokohama Rubber Co. Ltd. (The) .............. 126,100 5,989,857
Yonex Co. Ltd. ........................... 65,700 1,069,050
Yoshinoya Holdings Co. Ltd. ................. 103,100 2,490,263
Zenkoku Hosho Co. Ltd. .................... 91,200 1,794,136
Zensho Holdings Co. Ltd. ................... 84,100 5,251,329
Zeon Corp. ............................. 129,200 1,811,838
Zojirushi Corp. ........................... 45,200 408,116
ZOZO, Inc. ............................. 489,700 3,517,973
6,912,753,908
a
Jersey  —  0 .0%
Rosebank Industries PLC
(b)
.................. 962,329 4,365,600
a
Netherlands  —  4 .4%
Aalberts N.V. ............................ 118,353 5,861,567
ABN AMRO Bank N.V., CVA ................. 651,775 29,484,677
Adyen N.V.
(b) (d)
........................... 28,082 28,565,452
Aegon Ltd. ............................. 1,343,068 12,763,713
Security Shares Value
a
Netherlands (continued)
AerCap Holdings N.V. ...................... 185,290 $ 27,960,261
Akzo Nobel N.V. ......................... 165,643 11,602,050
Allfunds Group PLC ....................... 446,341 4,556,660
Arcadis N.V. ............................ 79,170 3,725,875
ASM International N.V. ..................... 50,520 46,789,034
ASML Holding N.V. ....................... 420,283 692,603,228
ASR Nederland N.V. ....................... 175,906 14,381,518
Basic-Fit N.V.
(b) (d)
......................... 62,736 2,509,969
BE Semiconductor Industries N.V. ............. 78,943 18,103,116
Coca-Cola Europacific Partners PLC ............ 226,517 24,794,551
Corbion N.V. ............................ 59,446 1,299,131
CSG N.V.
(b)
............................. 235,104 4,478,739
CVC Capital Partners PLC
(d)
................. 219,978 3,693,459
DSM-Firmenich AG ....................... 174,960 18,862,046
Eurocommercial Properties N.V. ............... 57,306 1,853,690
EXOR N.V. ............................. 81,057 6,491,108
Flow Traders Ltd.
(b)
........................ 47,637 1,453,582
Fugro N.V.
(a)
............................ 146,523 1,432,318
Havas N.V.
(a)
............................ 106,116 2,272,237
Heineken Holding N.V. ..................... 139,880 11,767,542
Heineken N.V. ........................... 296,479 26,843,301
IMCD N.V. ............................. 58,100 6,350,071
ING Groep N.V. .......................... 3,161,986 111,117,076
InPost SA
(b)
............................. 248,295 4,428,484
Koninklijke Ahold Delhaize N.V. ............... 952,969 37,758,755
Koninklijke BAM Groep N.V. ................. 288,490 3,868,819
Koninklijke Heijmans N.V. ................... 34,174 3,696,894
Koninklijke KPN N.V. ...................... 3,963,054 18,712,908
Koninklijke Philips N.V. ..................... 801,152 21,108,625
Koninklijke Vopak N.V. ..................... 87,954 4,979,046
Magnum Ice Cream Co. N.V. (The)
(b)
............ 515,180 9,627,633
NN Group N.V. .......................... 279,183 26,316,105
OCI N.V.
(b)
............................. 118,870 554,889
Pharming Group N.V.
(b)
..................... 996,367 1,011,192
PostNL N.V.
(a)
........................... 544,918 565,446
Prosus N.V.
(b)
........................... 1,411,415 65,592,405
Randstad N.V. ........................... 104,732 4,427,638
SBM Offshore N.V. ........................ 176,563 6,593,903
Signify N.V.
(d)
............................ 181,464 3,101,690
TKH Group N.V. ......................... 50,823 2,505,873
Universal Music Group N.V. .................. 1,123,763 18,541,586
Van Lanschot Kempen N.V. .................. 45,587 3,425,879
Wolters Kluwer N.V. ....................... 239,491 18,802,104
1,377,235,845
a
New Zealand  —  0 .2%
Auckland International Airport Ltd. ............. 1,809,925 9,279,861
Contact Energy Ltd. ....................... 968,610 5,179,777
EBOS Group Ltd. ......................... 215,335 2,791,755
Fisher & Paykel Healthcare Corp. Ltd. ........... 619,341 14,812,648
Fletcher Building Ltd.
(b)
..................... 1,282,956 2,751,073
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd.
(a)
...................... 1,992,603 2,355,657
Infratil Ltd. ............................. 927,767 8,053,732
Mercury NZ Ltd. .......................... 853,440 3,367,788
Meridian Energy Ltd. ...................... 1,569,456 5,262,831
Ryman Healthcare Ltd.
(b)
.................... 1,278,470 1,613,499
Spark New Zealand Ltd. .................... 2,130,835 2,409,041
57,877,662
a
Norway  —  0 .8%
Aker ASA , Class A ........................ 30,339 4,081,276
Aker BP ASA ............................ 351,581 12,535,409
Atea ASA
(b)
............................. 110,411 2,003,501
Austevoll Seafood ASA ..................... 143,361 1,287,557

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
51
Schedule of Investments
Security Shares Value
a
Norway (continued)
Bakkafrost P/F .......................... 62,949 $ 3,006,143
BLUENORD ASA
(b)
....................... 32,749 1,785,687
BW LPG Ltd.
(d)
.......................... 147,161 3,373,540
DNB Bank ASA .......................... 927,889 29,876,729
DNO ASA .............................. 997,708 1,774,235
DOF Group ASA ......................... 23,458 308,153
Entra ASA
(d)
............................ 73,329 820,140
Equinor ASA ............................ 799,521 32,821,063
Europris ASA
(d)
.......................... 11,269 101,525
Frontline PLC ........................... 146,069 5,791,900
Gjensidige Forsikring ASA ................... 222,154 6,627,060
Hoegh Autoliners ASA ..................... 179,408 3,189,686
Kitron ASA ............................. 265,448 2,428,332
Kongsberg Gruppen ASA ................... 475,340 14,855,785
Kongsberg Maritime A.S.
(b)
.................. 598,757 3,367,317
Leroy Seafood Group ASA ................... 326,318 1,432,168
Mowi ASA .............................. 515,096 11,030,900
NORBIT ASA ........................... 70,348 1,305,369
Nordic Semiconductor ASA
(a) (b)
................ 201,862 3,410,646
Norsk Hydro ASA ......................... 1,457,668 13,445,567
Norwegian Air Shuttle ASA .................. 862,387 1,190,087
Orkla ASA .............................. 821,224 9,122,109
Protector Forsikring ASA
(a)
................... 81,361 4,233,577
Salmar ASA
(a)
........................... 91,869 5,008,525
Scatec ASA
(b) (d)
.......................... 219,167 2,119,352
SpareBank 1 SMN ........................ 206,725 4,288,408
SpareBank 1 Sor-Norge ASA ................. 295,026 6,609,148
Storebrand ASA .......................... 486,261 10,350,225
Subsea 7 SA ............................ 264,596 8,940,381
Telenor ASA ............................ 674,336 9,520,038
TGS ASA .............................. 235,144 3,186,580
TOMRA Systems ASA ..................... 305,216 3,392,355
Var Energi ASA .......................... 770,287 3,869,927
Vend Marketplaces ASA , Class B .............. 184,141 4,671,260
Yara International ASA ..................... 187,611 8,849,949
246,011,609
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 8,884,955 10,947,204
EDP Renewables SA ...................... 337,190 5,232,156
EDP SA ............................... 3,192,494 16,439,114
Galp Energia SGPS SA .................... 442,177 10,042,108
Jeronimo Martins SGPS SA .................. 250,923 5,032,235
Navigator Co. SA (The) ..................... 399,804 1,502,853
NOS SGPS SA .......................... 239,945 1,335,496
REN - Redes Energeticas Nacionais SGPS SA ..... 672,350 2,676,524
Sonae SGPS SA ......................... 1,335,314 3,136,606
56,344,296
a
Singapore  —  1 .6%
AEM Holdings Ltd. ........................ 233,900 1,504,667
Bitdeer Technologies Group , Class A
(a) (b)
......... 152,947 1,609,003
CapitaLand Ascendas REIT .................. 3,756,112 7,523,405
CapitaLand Ascott Trust .................... 4,019,268 2,835,548
CapitaLand China Trust
(a)
................... 1,056,680 543,810
CapitaLand Integrated Commercial Trust ......... 6,927,575 13,444,594
CapitaLand Investment Ltd. .................. 2,845,400 5,896,654
CDL Hospitality Trusts ..................... 715,290 443,501
City Developments Ltd. ..................... 712,700 4,358,823
ComfortDelGro Corp. Ltd. ................... 3,584,800 3,747,050
DBS Group Holdings Ltd. ................... 2,218,540 128,002,433
ESR-REIT ............................. 744,895 1,521,896
Frasers Centrepoint Trust ................... 1,905,199 3,370,314
Frasers Logistics & Commercial Trust ........... 3,672,887 2,835,171
Genting Singapore Ltd.
(a)
.................... 7,926,700 3,923,324
Security Shares Value
a
Singapore (continued)
Golden Agri-Resources Ltd. .................. 7,074,100 $ 1,572,084
Grab Holdings Ltd. , Class A
(a) (b)
............... 2,552,249 8,932,872
Hafnia Ltd. ............................. 440,975 3,384,957
Haw Par Corp. Ltd. ....................... 23,300 292,336
iFAST Corp. Ltd.
(a)
........................ 271,500 1,923,898
Keppel DC REIT ......................... 2,522,200 4,385,970
Keppel Infrastructure Trust .................. 8,163,725 3,469,321
Keppel Ltd. ............................. 1,579,700 14,108,233
Keppel REIT ............................ 3,524,233 2,528,110
Mapletree Industrial Trust
(a)
.................. 2,369,840 3,566,159
Mapletree Logistics Trust
(a)
.................. 4,574,934 4,419,599
Mapletree Pan Asia Commercial Trust ........... 2,716,800 2,817,456
NETLINK NBN TRUST ..................... 3,673,100 2,890,255
Oversea-Chinese Banking Corp. Ltd. ........... 3,527,300 80,116,351
Parkway Life REIT ........................ 615,900 2,026,666
SATS Ltd. .............................. 1,424,263 5,251,130
Sea Ltd. , ADR
(b)
.......................... 409,912 43,754,007
Seatrium Ltd.
(a)
.......................... 2,841,559 4,760,445
Sembcorp Industries Ltd.
(a)
.................. 930,800 4,003,450
Sheng Siong Group Ltd. .................... 175,700 457,276
Singapore Airlines Ltd. ..................... 1,556,800 9,338,933
Singapore Exchange Ltd. ................... 858,300 16,362,794
Singapore Post Ltd.
(a)
...................... 1,666,900 441,924
Singapore Technologies Engineering Ltd. ......... 1,745,900 13,718,909
Singapore Telecommunications Ltd. ............ 8,108,000 28,052,846
Starhill Global REIT ....................... 1,531,500 662,915
Suntec REIT ............................ 1,867,700 2,155,000
UMS Integration Ltd. ...................... 262,700 466,459
United Overseas Bank Ltd. .................. 1,284,300 43,433,834
UOL Group Ltd. .......................... 550,900 4,250,924
Venture Corp. Ltd. ........................ 400,800 4,993,880
Wilmar International Ltd. .................... 2,098,600 6,417,730
Yangzijiang Financial Holding Ltd.
(b)
............ 2,626,600 430,561
Yangzijiang Maritime Development Ltd.
(a)
......... 2,913,300 1,328,811
Yangzijiang Shipbuilding Holdings Ltd. ........... 3,020,500 9,220,118
517,496,406
a
Spain  —  3 .2%
Acciona SA ............................. 25,136 6,913,531
Acerinox SA ............................ 238,085 4,793,951
ACS Actividades de Construccion y Servicios SA ... 201,232 25,651,214
Aena SME SA
(d)
.......................... 769,286 23,715,431
Almirall SA ............................. 97,218 1,247,840
Amadeus IT Group SA ..................... 460,154 28,399,312
Banco Bilbao Vizcaya Argentaria SA ............ 6,052,921 169,674,801
Banco de Sabadell SA ..................... 5,494,274 21,093,743
Banco Santander SA ...................... 15,562,749 221,337,609
Bankinter SA ............................ 769,364 14,152,387
CaixaBank SA ........................... 3,916,211 56,888,186
Cellnex Telecom SA
(b) (d)
..................... 547,775 17,016,113
CIE Automotive SA ........................ 33,530 1,023,981
Colonial SFL Socimi SA
(a)
................... 436,226 2,792,246
Construcciones y Auxiliar de Ferrocarriles SA ...... 19,233 1,520,978
Elecnor SA ............................. 5,496 217,339
Enagas SA ............................. 217,808 4,245,645
Endesa SA ............................. 364,901 17,768,827
Ferrovial N.V. ........................... 529,283 34,671,219
Fluidra SA ............................. 154,162 3,427,990
Gestamp Automocion SA
(d)
.................. 132,928 448,685
Grenergy Renovables SA
(b)
.................. 12,134 1,287,470
Grifols SA
(a)
............................. 315,236 3,622,930
Iberdrola SA ............................ 6,777,724 160,995,237
Indra Sistemas SA
(a)
....................... 86,322 5,675,375
Industria de Diseno Textil SA ................. 1,170,341 76,380,670
International Consolidated Airlines Group SA , Class DI 1,157,823 6,763,375

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
52
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Spain (continued)
Laboratorios Farmaceuticos Rovi SA ............ 32,414 $ 2,188,456
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 610,501 901,662
Logista Integral SA ........................ 102,280 4,363,428
Mapfre SA ............................. 977,311 4,997,391
Melia Hotels International SA ................. 118,714 1,416,341
Merlin Properties Socimi SA ................. 502,353 8,730,956
Naturgy Energy Group SA ................... 402,810 13,437,683
Neinor Homes SA
(b) (d)
...................... 40,915 749,295
Pharma Mar SA
(b)
......................... 16,673 1,520,434
Prosegur Cia de Seguridad SA ................ 64,555 224,815
Redeia Corp. SA ......................... 57,325 1,011,043
Repsol SA ............................. 1,240,782 37,869,940
Sacyr SA .............................. 725,236 3,942,457
Solaria Energia y Medio Ambiente SA
(b)
.......... 88,305 1,708,814
Tecnicas Reunidas SA
(b)
.................... 55,356 1,802,327
Telefonica SA ........................... 4,028,704 16,633,270
Unicaja Banco SA
(d)
....................... 1,450,998 5,579,448
Vidrala SA ............................. 19,807 2,003,293
Viscofan SA ............................ 63,052 4,177,840
1,024,984,978
a
Sweden  —  3 .5%
AAK AB
(a)
.............................. 223,061 4,813,268
AddLife AB , Class B ....................... 152,830 2,597,862
AddTech AB , Class B ...................... 305,550 11,117,779
AFRY AB .............................. 90,708 980,530
Alfa Laval AB ........................... 331,161 19,597,465
Alleima AB ............................. 215,643 2,562,842
Altra Fastigheter AB ....................... 151,048 1,236,673
Ambea AB
(d)
............................ 169,340 2,566,843
AQ Group AB ........................... 68,210 1,469,668
Arjo AB , Class B ......................... 293,869 835,891
Asker Healthcare Group AB
(a)
................. 264,514 2,250,688
Asmodee Group AB , Class B
(b)
................ 207,760 3,242,244
Assa Abloy AB , Class B .................... 1,069,527 39,685,611
Atlas Copco AB , Class A .................... 2,745,006 58,001,479
Atlas Copco AB , Class B .................... 1,613,523 29,813,946
Attendo AB
(d)
............................ 8,261 95,017
Avanza Bank Holding AB ................... 149,957 6,153,642
Axfood AB ............................. 157,968 4,031,562
Beijer Ref AB , Class B ..................... 415,193 5,859,329
Betsson AB , Class B ...................... 192,678 1,862,294
Billerud AB ............................. 226,141 1,803,192
BioArctic AB , Class B
(a) (d)
.................... 62,736 2,142,020
Boliden AB ............................. 306,003 15,397,326
BoneSupport Holding AB
(a) (b) (d)
................ 89,688 2,076,843
Bravida Holding AB
(d)
...................... 227,161 3,130,006
Bure Equity AB
(a)
......................... 95,659 2,618,279
Camurus AB
(b)
........................... 48,415 3,158,410
Castellum AB ........................... 399,881 5,612,450
Catena AB ............................. 67,596 2,808,222
Clas Ohlson AB , Class B .................... 3,250 143,190
Corem Property Group AB , Class B ............ 844,167 224,561
Dios Fastigheter AB ....................... 128,064 885,102
Dometic Group AB
(b) (d)
...................... 448,480 1,120,311
Dynavox Group AB ....................... 139,821 1,054,694
Electrolux AB , Class B
(b)
.................... 959,352 2,808,817
Electrolux Professional AB , Class B ............ 443,889 2,212,903
Elekta AB , Class B ........................ 536,850 2,731,168
Embracer Group AB , Class B
(a) (b)
.............. 165,856 1,175,971
Epiroc AB , Class A ........................ 699,700 17,937,948
Epiroc AB , Class B ........................ 405,481 8,890,408
EQT AB ............................... 484,031 16,440,480
Essity AB , Class B ........................ 602,969 17,516,665
Security Shares Value
a
Sweden (continued)
Evolution AB
(a) (b) (d)
......................... 133,792 $ 10,211,177
Fabege AB ............................. 338,244 2,652,757
Fastighets AB Balder , Class B
(a) (b)
.............. 749,191 4,100,494
Getinge AB , Class B ....................... 265,080 6,607,213
Granges AB ............................ 125,293 2,359,645
H & M Hennes & Mauritz AB , Class B ........... 450,989 8,259,295
Hemnet Group AB ........................ 132,038 1,165,732
Hexagon AB , Class B ...................... 2,141,288 21,135,728
Hexpol AB ............................. 401,569 3,737,791
HMS Networks AB ........................ 42,167 2,184,002
Holmen AB , Class B ....................... 113,860 3,861,342
Hufvudstaden AB , Class A ................... 128,430 1,635,453
Husqvarna AB , Class B ..................... 492,852 2,014,678
Industrivarden AB , Class A .................. 140,789 8,118,322
Industrivarden AB , Class C .................. 172,947 9,896,681
Indutrade AB ............................ 295,895 7,429,059
Instalco AB ............................. 302,558 1,189,393
Investment AB Latour , Class B ................ 163,673 3,452,854
Investor AB , Class B ....................... 1,891,263 81,698,515
JM AB ................................ 63,717 824,495
Kinnevik AB , Class B
(b)
..................... 305,556 1,686,076
L E Lundbergforetagen AB , Class B ............ 62,801 3,772,161
Lagercrantz Group AB , Class B ............... 158,715 3,732,129
Lifco AB , Class B ......................... 269,011 9,161,997
Lindab International AB ..................... 137,266 1,788,979
Loomis AB , Class B ....................... 103,993 5,738,801
Medicover AB , Class B ..................... 90,357 2,141,339
Mildef Group AB
(a)
........................ 68,437 1,556,726
Millicom International Cellular SA
(b)
............. 105,884 10,109,804
MIPS AB
(a)
............................. 34,707 1,534,502
Modern Times Group MTG AB , Class B
(b)
......... 106,156 1,455,963
Munters Group AB
(d)
....................... 186,210 3,314,591
Mycronic AB ............................ 193,709 6,400,532
NCAB Group AB ......................... 179,406 1,296,248
NCC AB , Class B ......................... 111,697 1,993,836
Nibe Industrier AB , Class B .................. 1,648,593 6,608,440
Nolato AB , Class B ........................ 259,962 1,331,804
Nordea Bank Abp ........................ 3,351,202 67,637,809
Nordnet AB publ ......................... 146,332 5,605,857
Norion Bank AB
(b)
......................... 78,939 485,236
Octave Intelligence PLC
(b)
................... 221,199 3,965,330
Pandox AB , Class B ....................... 110,242 2,050,020
Peab AB , Class B ........................ 210,526 2,085,358
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
10,488 151,027
Saab AB , Class B ........................ 351,965 22,116,695
Sagax AB , Class B ........................ 241,736 4,249,335
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 1,220,215 420,558
Sandvik AB ............................. 1,133,612 42,391,115
Scandic Hotels Group AB
(d)
.................. 12,780 113,717
Sectra AB , Class B ........................ 177,789 4,990,273
Securitas AB , Class B ...................... 513,181 8,243,923
Sinch AB
(b) (d)
............................ 726,927 3,074,362
Sivers Semiconductors AB
(a) (b)
................ 281,799 919,207
Skandinaviska Enskilda Banken AB , Class A ...... 1,640,214 38,434,315
Skanska AB , Class B ...................... 359,428 10,085,638
SKF AB , Class B ......................... 350,660 9,491,398
Spotify Technology SA
(b)
.................... 161,794 80,887,292
SSAB AB , Class B ........................ 756,161 7,964,524
Storskogen Group AB , Class B ................ 1,501,012 1,682,832
Svenska Cellulosa AB SCA , Class B ............ 642,643 7,306,304
Svenska Handelsbanken AB , Class A ........... 1,540,909 23,561,358
Sweco AB , Class B ....................... 259,185 3,659,116
Swedbank AB , Class A ..................... 906,357 36,254,242
Swedish Orphan Biovitrum AB
(b)
............... 216,186 10,713,362

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
53
Schedule of Investments
Security Shares Value
a
Sweden (continued)
Tele2 AB , Class B ........................ 610,522 $ 10,576,734
Telefonaktiebolaget LM Ericsson , Class B ........ 2,937,600 28,896,247
Telia Co. AB ............................ 2,533,285 11,739,761
Thule Group AB
(d)
......................... 129,187 2,973,912
Trelleborg AB , Class B ..................... 219,963 9,778,244
Troax Group AB
(a)
........................ 49,377 728,808
Verisure PLC
(b)
.......................... 274,220 3,409,792
Vitec Software Group AB , Class B ............. 59,407 1,437,406
Vitrolife AB ............................. 96,593 873,288
Volvo AB , Class B ........................ 1,679,479 64,242,976
Wallenstam AB , Class B .................... 403,957 1,753,955
Wihlborgs Fastigheter AB ................... 421,887 3,431,276
1,095,204,755
a
Switzerland  —  7 .7%
ABB Ltd. , Registered ...................... 1,692,754 167,005,245
Accelleron Industries AG .................... 104,086 9,423,580
Adecco Group AG , Registered ................ 174,289 4,871,593
Alcon AG .............................. 524,372 36,013,457
Allreal Holding AG , Registered ................ 21,092 5,517,440
ALSO Holding AG , Registered ................ 9,838 2,353,799
ams-OSRAM AG
(a) (b)
....................... 126,264 2,508,549
Aryzta AG
(a) (b)
........................... 30,286 1,989,693
Avolta AG
(b)
............................. 112,296 6,741,610
Bachem Holding AG , Class B ................. 46,073 4,282,950
Banque Cantonale Vaudoise , Registered ......... 39,385 6,187,018
Barry Callebaut AG , Registered ............... 4,041 5,630,013
Belimo Holding AG , Registered ............... 11,142 11,618,797
BKW AG .............................. 27,060 4,470,364
Bossard Holding AG , Class A, Registered ........ 5,301 1,485,208
Bucher Industries AG , Registered .............. 6,666 2,619,017
Burckhardt Compression Holding AG ........... 4,609 2,762,730
Bystronic AG ............................ 1,422 245,363
Cembra Money Bank AG .................... 44,338 4,929,467
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 960 11,080,384
Chocoladefabriken Lindt & Spruengli AG , Registered . 110 12,952,567
Cie Financiere Richemont SA , Class A, Registered .. 576,808 136,323,802
Clariant AG , Registered
(b)
................... 292,688 3,325,926
Comet Holding AG , Registered ................ 11,560 4,690,370
Daetwyler Holding AG , Bearer ................ 7,507 1,277,413
DKSH Holding AG ........................ 41,882 3,476,863
dormakaba Holding AG ..................... 44,908 3,235,865
EFG International AG
(b)
..................... 133,632 2,658,753
Emmi AG , Registered ...................... 2,946 3,164,472
EMS-Chemie Holding AG , Registered ........... 7,884 7,983,640
Flughafen Zurich AG , Registered .............. 25,621 7,531,347
Forbo Holding AG , Registered ................ 1,133 1,283,969
Galderma Group AG
(b)
..................... 199,010 43,306,826
Galenica AG
(d)
........................... 50,570 5,372,133
Geberit AG , Registered ..................... 36,420 23,997,153
Georg Fischer AG , Registered ................ 99,414 6,374,477
Givaudan SA , Registered ................... 9,929 39,684,762
Helvetia Baloise Holding AG ................. 89,308 23,949,669
Holcim AG
(b)
............................ 546,188 49,607,045
Huber + Suhner AG , Registered ............... 17,617 4,152,609
Idorsia Ltd.
(b)
............................ 127,528 966,162
Inficon Holding AG , Registered ................ 25,604 5,165,522
Interroll Holding AG , Registered ............... 681 1,141,907
Intershop Holding AG ...................... 11,334 2,413,727
Julius Baer Group Ltd. ..................... 232,826 20,470,195
Jungfraubahn Holding AG , Registered ........... 684 220,877
Kardex Holding AG , Registered ............... 10,129 2,980,829
Kuehne + Nagel International AG , Registered ...... 51,299 13,063,889
Landis+Gyr Group AG
(a) (b)
................... 28,730 1,627,504
Security Shares Value
a
Switzerland (continued)
Logitech International SA , Registered ........... 159,103 $ 16,249,234
Lonza Group AG , Registered ................. 75,817 52,842,765
Mobilezone Holding AG , Registered ............ 78,463 1,389,467
Mobimo Holding AG , Registered ............... 11,088 4,796,569
Nestle SA , Registered ..................... 2,782,932 278,156,777
Novartis AG , Registered .................... 1,991,817 311,503,755
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 186,962 1,102,905
Partners Group Holding AG .................. 23,652 19,714,617
PSP Swiss Property AG , Registered ............ 53,466 9,646,115
Roche Holding AG , Bearer .................. 35,509 15,740,984
Roche Holding AG , NVS .................... 758,677 331,611,932
Sandoz Group AG ........................ 449,515 36,643,490
Schindler Holding AG , Participation Certificates , NVS 42,567 13,399,241
Schindler Holding AG , Registered .............. 21,821 6,674,472
SFS Group AG .......................... 26,900 4,403,783
SGS SA , Registered ....................... 170,247 20,173,651
Siegfried Holding AG , Registered
(b)
............. 43,417 4,073,704
SIG Group AG
(b)
.......................... 323,857 5,884,979
Sika AG , Registered ....................... 159,010 35,775,754
Softwareone Holding AG
(b)
................... 201,700 2,193,015
Sonova Holding AG , Registered ............... 55,518 15,126,093
Stadler Rail AG .......................... 63,816 1,937,847
Straumann Holding AG , Registered ............. 124,315 15,395,195
Sulzer AG , Registered ..................... 27,094 4,920,577
Sunrise Communications AG , Class A
(b)
.......... 78,708 4,157,023
Swatch Group AG (The) , Bearer ............... 29,260 6,541,847
Swiss Life Holding AG , Registered ............. 30,832 36,381,696
Swiss Prime Site AG , Registered .............. 91,505 14,924,472
Swiss Re AG ............................ 314,931 52,409,250
Swisscom AG , Registered ................... 28,470 21,877,647
Swissquote Group Holding SA , Registered ........ 140,150 7,301,731
Tecan Group AG , Registered ................. 14,897 3,442,667
Temenos AG , Registered ................... 68,859 5,728,010
UBS Group AG , Registered .................. 3,434,981 181,564,960
Valiant Holding AG , Registered ............... 23,073 4,509,288
VAT Group AG
(d)
......................... 29,980 22,439,366
Vontobel Holding AG , Registered .............. 33,322 3,565,865
Ypsomed Holding AG , Registered .............. 5,089 2,428,692
Zurich Insurance Group AG .................. 160,467 122,232,225
2,422,998,210
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(b) (c)
....................... 12,146 —
a
United Kingdom  —  12 .7%
3i Group PLC ........................... 1,043,974 40,190,694
4imprint Group PLC ....................... 33,514 1,860,040
Aberdeen Group PLC ...................... 2,061,866 6,711,522
Admiral Group PLC ....................... 271,098 13,742,628
Airtel Africa PLC
(d)
........................ 828,593 3,740,183
AJ Bell PLC ............................ 510,362 4,035,791
Anglo American PLC ...................... 1,176,933 59,578,116
Antofagasta PLC ......................... 386,959 19,286,335
AO World PLC .......................... 526,364 694,843
Ashmore Group PLC ...................... 915,881 2,547,759
Associated British Foods PLC ................ 343,507 9,650,660
AstraZeneca PLC ........................ 1,637,283 278,518,710
Autotrader Group PLC
(d)
.................... 913,784 6,452,397
Aviva PLC ............................. 3,160,875 29,583,260
B&M European Value Retail PLC .............. 1,053,944 3,168,203
Babcock International Group PLC .............. 274,538 4,167,633
BAE Systems PLC ........................ 3,191,300 90,343,566
Balfour Beatty PLC ....................... 616,904 7,191,703
Baltic Classifieds Group PLC ................. 475,242 1,285,093
Barclays PLC ........................... 14,642,753 100,647,526

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
54
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
Barratt Redrow PLC ....................... 1,481,325 $ 5,887,105
Beazley PLC ............................ 616,713 10,718,488
Bellway PLC ............................ 126,539 3,390,395
Berkeley Group Holdings PLC
(b)
............... 108,716 5,134,949
Big Yellow Group PLC ..................... 191,205 2,289,173
Bodycote PLC ........................... 219,417 2,141,664
BP PLC ............................... 16,863,321 126,696,965
Breedon Group PLC ....................... 362,516 1,617,204
Bridgepoint Group PLC
(d)
.................... 70,673 305,442
British American Tobacco PLC ................ 2,195,673 133,191,570
British Land Co. PLC (The) .................. 834,268 4,988,613
BT Group PLC .......................... 6,564,503 17,774,307
Bunzl PLC ............................. 333,131 12,571,406
Burberry Group PLC
(b)
..................... 368,723 5,943,229
Centrica PLC ........................... 5,168,610 10,797,296
Ceres Power Holdings PLC
(b)
................. 177,134 835,243
Chemring Group PLC ...................... 342,341 2,728,820
Clarkson PLC ........................... 37,953 2,419,451
Coats Group PLC ........................ 2,200,614 2,384,786
Coca-Cola HBC AG , Class DI
(b)
............... 222,977 15,035,295
Compass Group PLC ...................... 1,837,124 58,339,439
Computacenter PLC ....................... 91,110 5,646,048
Convatec Group PLC
(d)
..................... 1,497,947 4,526,305
Cranswick PLC .......................... 66,953 4,827,623
Croda International PLC .................... 151,766 6,570,338
Currys PLC ............................. 1,567,172 3,548,032
CVS Group PLC ......................... 105,294 1,779,264
DCC Energy PLC ........................ 99,995 8,550,149
Derwent London PLC ...................... 119,024 3,375,125
Diageo PLC ............................ 2,345,307 51,522,499
Diploma PLC ........................... 144,482 14,308,472
Domino's Pizza Group PLC .................. 638,176 1,740,136
Dr Martens PLC .......................... 894,024 932,609
Drax Group PLC ......................... 433,335 4,307,203
Dunelm Group PLC ....................... 174,500 2,040,992
easyJet PLC ............................ 347,525 2,958,663
Elementis PLC .......................... 957,655 2,308,454
Endeavour Mining PLC ..................... 204,681 9,764,389
Energean PLC .......................... 248,912 2,559,646
Entain PLC ............................. 646,651 4,734,211
Experian PLC ........................... 952,306 35,930,234
Fevertree Drinks PLC ...................... 116,357 1,351,790
Firstgroup PLC .......................... 1,042,100 2,589,881
Frasers Group PLC
(b)
...................... 159,648 1,742,624
Fresnillo PLC ........................... 214,048 7,210,405
Games Workshop Group PLC ................ 34,436 8,876,978
Gamma Communications PLC ................ 109,516 1,381,538
GB Group PLC .......................... 309,036 920,027
Genuit Group PLC ........................ 343,370 1,262,892
Genus PLC ............................. 76,087 2,254,332
Georgia Capital PLC
(b)
..................... 3,674 196,448
Glencore PLC
(b)
.......................... 10,354,430 76,264,001
Grafton Group PLC , CDI .................... 245,831 3,216,667
Grainger PLC ........................... 723,839 1,708,090
Great Portland Estates PLC .................. 348,768 1,646,351
Greatland Resources Ltd.
(b)
.................. 587,467 4,062,424
Greencore Group PLC ..................... 905,336 3,177,315
Greggs PLC ............................ 107,925 2,731,737
GSK PLC .............................. 4,367,531 113,568,283
Haleon PLC ............................ 9,394,217 45,989,958
Halma PLC ............................. 385,723 18,428,756
Hammerson PLC ......................... 481,277 2,490,625
Harbour Energy PLC ...................... 742,998 2,410,211
Hays PLC .............................. 1,788,145 1,359,225
Security Shares Value
a
United Kingdom (continued)
Helios Towers PLC ........................ 1,064,703 $ 2,817,100
Hikma Pharmaceuticals PLC ................. 167,717 3,580,398
Hill & Smith PLC ......................... 102,605 3,961,128
Hiscox Ltd. ............................. 370,143 9,036,632
Hochschild Mining PLC ..................... 387,125 2,272,964
Howden Joinery Group PLC ................. 594,875 6,338,744
HSBC Holdings PLC ...................... 18,438,625 392,656,212
Ibstock PLC
(d)
........................... 839,879 1,054,409
ICG PLC .............................. 314,878 8,039,448
IG Group Holdings PLC .................... 399,565 7,862,304
IMI PLC ............................... 289,310 11,496,753
Imperial Brands PLC ...................... 827,192 31,392,651
Inchcape PLC ........................... 397,222 4,488,962
Informa PLC ............................ 1,412,839 16,925,278
IntegraFin Holdings PLC .................... 417,104 2,071,531
InterContinental Hotels Group PLC ............. 160,595 25,969,353
International Workplace Group PLC ............ 895,426 2,388,099
Intertek Group PLC ....................... 160,722 12,694,334
Investec PLC ........................... 726,023 6,354,288
IP Group PLC
(b)
.......................... 1,206,577 1,022,949
ITV PLC ............................... 3,964,442 3,974,619
J D Wetherspoon PLC ..................... 213,766 2,241,443
J Sainsbury PLC ......................... 1,719,939 8,294,078
JD Sports Fashion PLC .................... 2,843,962 3,448,027
JET2 PLC .............................. 161,510 3,351,990
Johnson Matthey PLC ..................... 177,555 4,796,560
JTC PLC
(d)
............................. 206,340 3,690,319
Jupiter Fund Management PLC ............... 639,490 1,357,597
Kainos Group PLC ........................ 124,385 1,463,137
Keller Group PLC ........................ 57,997 2,363,725
Kingfisher PLC .......................... 1,968,160 8,211,045
Lancashire Holdings Ltd. .................... 390,941 3,175,467
Land Securities Group PLC .................. 662,442 6,309,717
Legal & General Group PLC ................. 6,054,043 24,581,568
Lion Finance Group PLC .................... 39,588 6,218,528
Lloyds Banking Group PLC .................. 62,463,190 96,544,137
London Stock Exchange Group PLC ............ 487,850 54,879,489
LondonMetric Property PLC .................. 2,434,776 6,436,591
M&G PLC .............................. 2,413,141 11,657,166
Man Group PLC ......................... 1,534,054 6,281,267
Marks & Spencer Group PLC ................. 2,081,512 11,378,318
Melrose Industries PLC ..................... 1,428,598 8,787,703
Michael Page PLC ........................ 485,655 1,193,688
Mitie Group PLC ......................... 1,718,197 4,793,501
Mondi PLC ............................. 451,100 5,438,897
MONY Group PLC ........................ 522,731 1,390,352
Morgan Sindall Group PLC .................. 53,849 3,215,074
National Grid PLC ........................ 5,325,715 85,242,605
NatWest Group PLC ....................... 8,560,776 80,750,667
Next PLC .............................. 128,835 25,800,247
Ninety One PLC ......................... 766,395 2,208,327
Ocado Group PLC
(b)
....................... 654,327 1,870,267
OSB Group PLC ......................... 404,085 3,041,939
Oxford Instruments PLC .................... 75,050 2,763,382
Oxford Nanopore Technologies PLC
(b)
........... 712,667 1,093,850
Pan African Resources PLC ................. 2,307,729 2,886,140
Paragon Banking Group PLC ................. 312,496 3,540,824
Pearson PLC ........................... 605,229 10,213,026
Pennon Group PLC ....................... 613,757 3,823,140
Persimmon PLC ......................... 344,133 5,165,497
Pets at Home Group PLC ................... 539,228 1,539,370
Playtech PLC
(b)
.......................... 315,856 1,611,682
Plus500 Ltd. ............................ 98,681 5,200,198
Premier Foods PLC ....................... 943,751 2,471,381

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
55
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Primary Health Properties PLC ................ 3,165,011 $ 4,033,886
Prudential PLC .......................... 2,682,662 40,316,517
QinetiQ Group PLC ....................... 645,441 4,418,911
Quilter PLC
(d)
........................... 1,776,347 4,625,349
Rathbones Group PLC ..................... 73,012 1,641,345
Reckitt Benckiser Group PLC ................. 686,497 48,451,146
RELX PLC ............................. 1,937,866 68,158,516
Renishaw PLC .......................... 53,504 3,568,005
Rentokil Initial PLC ........................ 2,631,779 12,120,022
RHI Magnesita N.V. ....................... 41,144 1,566,515
Rightmove PLC .......................... 828,565 5,194,716
Rio Tinto PLC ........................... 1,168,617 113,554,071
Rolls-Royce Holdings PLC .................. 9,070,067 180,944,773
Rotork PLC ............................. 799,075 5,264,226
RS GROUP PLC ......................... 505,915 4,817,258
Safestore Holdings PLC .................... 254,036 2,119,141
Sage Group PLC (The) ..................... 1,026,835 13,526,469
Savills PLC ............................. 176,205 2,184,820
Schroders PLC .......................... 752,144 5,966,022
Segro PLC ............................. 1,237,261 16,161,978
Senior PLC ............................. 113,367 443,856
Serco Group PLC ........................ 1,303,811 4,245,425
Severn Trent PLC ........................ 275,899 11,188,793
Shaftesbury Capital PLC .................... 1,922,759 3,726,433
Shell PLC .............................. 6,055,264 277,159,680
SigmaRoc PLC
(b)
......................... 263,381 438,448
Sirius Real Estate Ltd. ..................... 1,923,511 2,565,193
Smith & Nephew PLC ...................... 894,926 13,999,298
Smiths Group PLC ........................ 368,041 13,142,593
Softcat PLC ............................ 161,317 4,233,020
Spirax Group PLC ........................ 83,513 7,829,924
SSE PLC .............................. 1,292,388 40,830,985
SSP Group PLC ......................... 990,585 2,663,465
St. James's Place PLC ..................... 545,413 7,749,713
Standard Chartered PLC .................... 1,984,301 58,671,035
Standard Life PLC ........................ 646,904 8,061,271
Sunbelt Rentals Holdings, Inc. ................ 447,765 32,080,661
Supermarket Income REIT PLC ............... 88,713 102,764
Tate & Lyle PLC .......................... 418,255 3,116,787
Taylor Wimpey PLC ....................... 3,764,860 3,964,030
TBC Bank Group PLC ..................... 52,510 3,409,878
Telecom Plus PLC ........................ 95,133 1,091,114
Tesco PLC ............................. 6,943,362 45,702,308
TP ICAP Group PLC ...................... 1,101,340 5,086,663
Trainline PLC
(b) (d)
......................... 509,303 1,628,173
Travis Perkins PLC ....................... 222,344 1,665,864
Tritax Big Box REIT PLC .................... 1,938,954 4,457,887
Trustpilot Group PLC
(b) (d)
.................... 403,298 1,470,146
TUI AG ............................... 513,275 4,470,261
Unilever PLC ........................... 2,348,703 149,442,315
UNITE Group PLC (The) .................... 458,618 3,331,485
United Utilities Group PLC ................... 745,483 13,884,150
Vesuvius PLC ........................... 308,288 1,541,488
Victrex PLC ............................ 124,865 1,317,686
Vistry Group PLC
(b)
........................ 388,668 1,538,495
Vodafone Group PLC ...................... 20,700,974 32,852,238
Volution Group PLC ....................... 232,409 1,938,890
Watches of Switzerland Group PLC
(b) (d)
.......... 287,508 2,839,778
Weir Group PLC (The) ..................... 259,718 9,266,038
WH Smith PLC .......................... 167,955 982,939
Whitbread PLC .......................... 182,197 6,172,482
Wise Group PLC , Class A
(b)
.................. 692,676 8,273,305
Workspace Group PLC
(a)
.................... 172,404 817,194
WPP PLC .............................. 1,077,260 4,351,357
Security Shares Value
a
United Kingdom (continued)
Yellow Cake PLC
(a) (b) (d)
..................... 320,446 $ 2,375,382
Zegona Communications PLC ................ 188,776 3,725,519
4,020,958,629
a
United States  —  0 .1%
Keel Infrastructure Corp.
(a) (b)
.................. 738,029 2,937,691
Nebius Group N.V. , Class A
(a) (b)
................ 221,960 42,263,404
Sunococorp LLC ......................... 4,008 306,371
45,507,466
a
Total Common Stocks — 99.2%
(Cost: $ 22,495,578,015 ) .............................. 31,403,645,991
a
Preferred Stocks
Germany  —  0 .2%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a)
.. 101,437 4,965,987
FUCHS SE , Preference Shares , NVS ........... 96,692 4,481,750
Henkel AG & Co. KGaA , Preference Shares , NVS ... 151,946 13,246,454
Jungheinrich AG , Preference Shares , NVS ........ 50,229 1,415,034
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 143,529 4,763,886
Sartorius AG , Preference Shares , NVS .......... 27,807 7,008,302
Volkswagen AG , Preference Shares , NVS ........ 210,007 18,149,228
a
Total Preferred Stocks — 0.2%
(Cost: $ 68,456,547 ) ................................. 54,030,641
a
Rights
Canada  —  0 .0%
G Mining Ventures Corp. CVR
(b) (c)
.............. 23,423 7,605
a
United Kingdom  —  0 .0%
Greencore Group CVR (Expires 01/16/29 )
(b) (c)
...... 216,556 5,837
a
Total Rights — 0.0%
(Cost: $ 6,108 ) ..................................... 13,442
a
Warrants
Canada  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(b) (c)
............................ 11,415 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.4%
(Cost: $ 22,564,040,670 ) .............................. 31,457,690,074

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
56
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f) (g) (h)
...................... 377,174,129 $ 377,287,282
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 1,483,350 1,483,350
a
Total Short-Term Securities — 1.2%
(Cost: $ 378,762,707 ) ................................ 378,770,632
Total Investments —  100.6%
(Cost: $ 22,942,803,377 ) .............................. 31,836,460,706
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (199,005,176)
Net Assets — 100.0% ................................. $ 31,637,455,530
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $714,516, representing less than 0.05% of its net assets as of period end, and an original cost of $692,271.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 138,443,361 $ 238,875,065
(a)
$ — $ (39,069) $ 7,925 $ 377,287,282 377,174,129 $ 2,727,069
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 740,000 743,350
(a)
— — — 1,483,350 1,483,350 249,105 —
$ — $ (39,069) $ 7,925
$ 378,770,632
$ 2,976,174 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 192 09/10/26 $ 47,448 $ (389,971)
SPI 200 Index ....................................................................... 188 09/17/26 29,576 448,878
Euro STOXX 50 Index ................................................................. 855 09/18/26 62,834 540,806
FTSE 100 Index ..................................................................... 297 09/18/26 43,530 1,444,854
$ 2,044,567

iShares
®
Core MSCI International Developed Markets ETF
Schedule of Investments
(continued)
July 31, 2026
57
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,434,538 $ — $ — $ — $ 2,434,538
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 389,971 $ — $ — $ — $ 389,971
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 29,560,268 $ — $ — $ — $ 29,560,268
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 877,022 $ — $ — $ — $ 877,022
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 181,393,919
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 4,612,687,954 $ 26,790,920,069 $ 37,968 $ 31,403,645,991
Preferred Stocks .......................................... — 54,030,641 — 54,030,641
Rights ................................................. — — 13,442 13,442
Warrants ............................................... — — — —
Short-Term Securities
Money Market Funds ....................................... 378,770,632 — — 378,770,632
$ 4,991,458,586 $ 26,844,950,710 $ 51,410 $ 31,836,460,706
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 989,684 $ 1,444,854 $ — $ 2,434,538
Liabilities
Equity Contracts ............................................ — (389,971) — (389,971)
$ 989,684 $ 1,054,883 $ — $ 2,044,567
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
58
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  19 .7%
4DMedical Ltd.
(a) (b)
........................ 165,267 $ 420,352
Abacus Group ........................... 118,080 78,567
AGL Energy Ltd. ......................... 168,819 982,329
Alkane Resources Ltd.
(b)
.................... 305,291 284,651
Alpha HPA Ltd.
(a) (b)
........................ 285,377 97,961
ALS Ltd. ............................... 143,590 2,167,237
Alurion Resources Ltd.
(b)
.................... 19,490 12,343
Amotiv Ltd. ............................. 37,554 185,332
AMP Ltd. .............................. 690,652 1,040,659
Ampol Ltd. ............................. 66,696 1,881,772
Ansell Ltd. ............................. 39,971 917,965
ANZ Group Holdings Ltd. ................... 866,929 22,657,250
APA Group ............................. 381,446 2,728,639
Arafura Rare Earths Ltd.
(b)
................... 1,019,067 128,263
ARB Corp. Ltd. .......................... 21,467 297,194
Arena REIT ............................. 103,021 230,116
Aristocrat Leisure Ltd. ...................... 154,306 6,935,290
ASX Ltd. .............................. 58,362 2,251,239
Atlas Arteria Ltd. ......................... 182,211 643,512
AUB Group Ltd. .......................... 36,549 712,197
Aurizon Holdings Ltd. ...................... 495,819 1,458,085
Aussie Broadband Ltd. ..................... 84,159 280,697
Austal Ltd.
(b)
............................ 79,337 200,086
Bank of Queensland Ltd. .................... 191,666 892,753
Beach Energy Ltd. ........................ 369,677 237,741
Bega Cheese Ltd. ........................ 65,381 279,054
Bellevue Gold Ltd.
(b)
....................... 431,792 378,065
Bendigo & Adelaide Bank Ltd. ................ 173,657 1,396,093
BHP Group Ltd. .......................... 1,459,100 61,501,877
BlueScope Steel Ltd. ...................... 125,433 2,876,964
Brambles Ltd. ........................... 387,457 5,318,893
Bravura Solutions Ltd. ..................... 93,932 167,737
Brazilian Rare Earths Ltd.
(b)
.................. 34,761 91,573
Breville Group Ltd. ........................ 28,529 655,885
BWP Property Group Ltd. ................... 178,618 487,395
Capricorn Metals Ltd. ...................... 115,682 1,025,458
CAR Group Ltd. .......................... 106,402 1,942,781
Catalyst Metals Ltd.
(a) (b)
..................... 76,477 288,656
Catapult Sports Ltd.
(a) (b)
..................... 67,971 160,215
Centuria Capital Group ..................... 214,735 220,246
Centuria Industrial REIT .................... 164,373 347,183
Challenger Ltd. .......................... 160,012 1,099,594
Champion Iron Ltd. ....................... 109,126 259,485
Charter Hall Group ........................ 125,453 2,051,364
Charter Hall Long Wale REIT ................. 163,399 436,869
Charter Hall Retail REIT .................... 142,906 403,921
Charter Hall Social Infrastructure REIT .......... 83,823 151,584
Clarity Pharmaceuticals Ltd.
(b)
................ 83,488 138,400
Cleanaway Waste Management Ltd. ............ 625,785 1,027,662
Cochlear Ltd. ........................... 18,060 1,513,581
Codan Ltd. ............................. 28,801 808,928
Coles Group Ltd. ......................... 380,174 6,422,270
Collins Foods Ltd. ........................ 34,880 200,938
Commonwealth Bank of Australia .............. 480,761 60,097,438
Computershare Ltd. ....................... 148,620 4,270,310
Corporate Travel Management Ltd.
(b) (c)
........... 26,152 9,201
Cromwell Property Group ................... 420,445 127,309
CSL Ltd. ............................... 139,279 12,042,097
Data#3 Ltd. ............................. 35,593 244,181
Deep Yellow Ltd.
(a) (b)
....................... 263,573 243,467
Deterra Royalties Ltd. ...................... 120,030 365,393
Develop Global Ltd.
(b)
...................... 78,458 266,520
Security Shares Value
a
Australia (continued)
Dexus ................................ 290,047 $ 1,218,089
Dexus Industria REIT ...................... 44,598 77,213
Dicker Data Ltd. .......................... 39,605 348,616
DigiCo Infrastructure REIT ................... 113,586 202,211
Domino's Pizza Enterprises Ltd. ............... 16,786 218,469
Downer EDI Ltd. ......................... 187,961 1,022,582
DroneShield Ltd.
(a) (b)
....................... 242,700 289,112
Dyno Nobel Ltd. .......................... 497,734 1,317,460
Eagers Automotive Ltd. ..................... 46,720 768,111
Elders Ltd. ............................. 55,430 218,722
Electro Optic Systems Holdings Ltd.
(b)
........... 39,614 186,269
Elevra Lithium Ltd.
(a) (b)
...................... 51,633 270,140
Elsight Ltd.
(a) (b)
........................... 56,737 223,460
Emerald Resources NL
(b)
.................... 144,309 541,496
Endeavour Group Ltd. ..................... 421,265 1,028,192
EQ Resources Ltd.
(b)
...................... 927,659 166,121
Evolution Mining Ltd. ...................... 576,248 4,569,259
EVT Ltd. ............................... 21,896 196,775
Firefinch Ltd.
(b) (c)
.......................... 298,353 2
FireFly Metals Ltd.
(b)
....................... 185,442 225,981
Flight Centre Travel Group Ltd.
(a)
.............. 53,881 497,992
Fortescue Ltd. ........................... 463,955 6,020,398
Gemlife Communities Group
(a)
................ 56,802 176,262
Generation Development Group Ltd. ............ 93,255 266,009
Genesis Minerals Ltd.
(b)
..................... 309,222 1,238,740
GenusPlus Group Ltd. ..................... 25,774 158,352
Goodman Group ......................... 573,032 11,929,906
GPT Group (The) ......................... 529,608 1,907,585
GrainCorp Ltd. , Class A .................... 64,054 251,321
Growthpoint Properties Australia Ltd. ............ 72,988 114,299
Guzman y Gomez Ltd.
(a)
.................... 13,819 240,791
Hansen Technologies Ltd. ................... 56,339 167,958
Harvey Norman Holdings Ltd. ................ 157,495 542,429
Helia Group Ltd. ......................... 84,776 298,184
HMC Capital Ltd. ......................... 103,825 209,694
HomeCo Daily Needs REIT .................. 474,374 421,494
HUB24 Ltd. ............................. 23,423 1,394,740
IDP Education Ltd. ........................ 73,101 117,950
IGO Ltd.
(b)
.............................. 187,597 902,871
Iluka Resources Ltd. ....................... 129,056 545,697
Imdex Ltd. ............................. 161,017 415,952
Ingenia Communities Group ................. 105,117 320,674
Inghams Group Ltd. ....................... 106,800 168,764
Insurance Australia Group Ltd. ................ 630,658 3,757,579
IperionX Ltd.
(a) (b)
.......................... 72,091 153,415
IPH Ltd. ............................... 64,955 189,798
IRESS Ltd. ............................. 49,896 239,138
JB Hi-Fi Ltd. ............................ 29,993 1,725,410
Judo Capital Holdings Ltd.
(b)
.................. 312,982 212,692
Karoon Energy Ltd. ....................... 224,560 278,366
Kelsian Group Ltd. ........................ 45,950 142,969
Kingsgate Consolidated Ltd. ................. 77,183 218,278
L1 Group Ltd. ........................... 228,120 164,948
Lendlease Corp. Ltd. ...................... 146,752 311,217
Lindian Resources Ltd.
(b)
.................... 405,662 220,711
Liontown Ltd.
(b)
.......................... 616,352 416,892
Lottery Corp. Ltd. (The) ..................... 640,539 2,509,622
Lovisa Holdings Ltd. ....................... 20,097 334,985
Lynas Rare Earths Ltd.
(b)
.................... 255,702 2,509,656
MA Financial Group Ltd. .................... 37,441 149,763
Maas Group Holdings Ltd. ................... 55,325 193,178
Macmahon Holdings Ltd. .................... 387,199 250,971
Macquarie Group Ltd. ...................... 104,128 18,484,666
Macquarie Technology Group Ltd.
(b)
............ 3,806 161,375

iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
59
Schedule of Investments
Security Shares Value
a
Australia (continued)
Mader Group Ltd.
(a)
....................... 14,590 $ 70,657
Magellan Financial Group Ltd. ................ 58,729 393,077
McMillan Shakespeare Ltd.
(a)
................. 13,750 188,546
Medibank Pvt Ltd. ........................ 782,042 2,834,700
Megaport Ltd.
(b)
.......................... 62,717 801,622
Mesoblast Ltd.
(a) (b)
........................ 245,596 352,443
Metals X Ltd.
(b)
.......................... 238,465 263,692
Metcash Ltd. ............................ 332,586 710,139
Mineral Resources Ltd.
(a) (b)
................... 49,371 2,006,538
Minerals 260 Ltd.
(b)
........................ 527,297 217,011
Mirvac Group ........................... 1,124,773 1,410,659
Monadelphous Group Ltd. ................... 27,833 569,855
Nanosonics Ltd.
(a) (b)
....................... 78,075 172,325
National Australia Bank Ltd. .................. 883,413 25,580,072
Netwealth Group Ltd. ...................... 40,173 606,388
Neuren Pharmaceuticals Ltd.
(a) (b)
............... 29,724 374,669
New Hope Corp. Ltd. ...................... 140,924 514,647
NEXTDC Ltd.
(b)
.......................... 220,661 2,075,448
nib holdings Ltd. ......................... 136,493 718,230
Nick Scali Ltd. ........................... 22,220 246,476
Nickel Industries Ltd.
(b)
..................... 669,736 381,599
Nine Entertainment Co. Holdings Ltd. ........... 364,243 244,890
Northern Star Resources Ltd. ................. 391,072 5,419,789
NRW Holdings Ltd. ....................... 115,604 566,339
Nufarm Ltd.
(b)
........................... 96,672 203,237
Objective Corp. Ltd.
(a)
...................... 9,096 45,073
Ora Banda Mining Ltd.
(b)
.................... 393,855 313,740
Orica Ltd. .............................. 133,590 2,182,276
Origin Energy Ltd. ........................ 493,409 3,722,484
Orora Ltd. .............................. 370,391 378,098
Paladin Energy Ltd.
(a) (b)
..................... 134,556 889,504
Pantoro Gold Ltd.
(b)
....................... 89,139 127,775
Perenti Ltd. ............................. 260,710 386,861
Perpetual Ltd. ........................... 38,587 512,617
Perseus Mining Ltd. ....................... 395,656 1,354,438
PEXA Group Ltd.
(a) (b)
....................... 36,368 188,911
Pinnacle Investment Management Group Ltd. ...... 55,494 619,358
PLS Group Ltd.
(a) (b)
........................ 897,692 2,608,360
Predictive Discovery Ltd.
(b)
................... 946,151 438,813
Premier Investments Ltd. ................... 27,375 262,517
Pro Medicus Ltd. ......................... 15,909 1,809,790
PWR Holdings Ltd.
(a)
...................... 23,916 166,939
PYC Therapeutics Ltd.
(b)
.................... 136,403 163,166
Qantas Airways Ltd. ....................... 218,858 1,523,036
QBE Insurance Group Ltd. .................. 432,392 7,499,737
Ramelius Resources Ltd. ................... 532,263 1,144,702
Ramsay Health Care Ltd. ................... 53,943 1,676,428
REA Group Ltd. .......................... 14,624 1,651,553
Redox Ltd. ............................. 51,759 133,271
Reece Ltd.
(a)
............................ 57,982 651,024
Region Group ........................... 337,608 564,431
Regis Healthcare Ltd. ...................... 61,094 267,228
Regis Resources Ltd. ...................... 212,503 910,619
Reliance Worldwide Corp. Ltd. ................ 227,089 558,537
Resolute Mining Ltd.
(b)
..................... 575,814 376,751
Rio Tinto Ltd. ........................... 107,312 12,789,624
Sandfire Resources Ltd.
(b)
................... 136,999 1,813,507
Santos Ltd. ............................. 931,751 5,174,711
Scentre Group ........................... 1,496,626 4,109,009
SEEK Ltd. ............................. 86,506 892,542
Service Stream Ltd. ....................... 159,783 273,105
SGH Ltd. .............................. 56,926 1,760,477
Sigma Healthcare Ltd. ..................... 1,478,189 3,048,019
Silex Systems Ltd.
(b)
....................... 64,104 205,570
Security Shares Value
a
Australia (continued)
Sims Ltd. .............................. 46,836 $ 836,566
SiteMinder Ltd.
(b)
......................... 66,924 157,752
SmartGroup Corp. Ltd. ..................... 40,222 362,204
Sonic Healthcare Ltd. ...................... 131,179 2,007,629
South32 Ltd. ............................ 1,293,998 4,125,399
SRG Global Ltd. ......................... 171,314 403,124
Stanmore Resources Ltd. ................... 112,051 181,475
Steadfast Group Ltd. ...................... 285,975 1,022,003
Stockland .............................. 698,892 2,092,042
Storage King Group ....................... 116,113 105,046
Suncorp Group Ltd. ....................... 309,775 4,167,943
Sunrise Energy Metals Ltd.
(b)
................. 24,103 243,089
Super Retail Group Ltd. .................... 49,696 463,498
Superloop Ltd.
(b)
......................... 133,372 298,921
Supply Network Ltd. ....................... 5,765 136,817
Tabcorp Holdings Ltd. ...................... 633,114 396,699
Tasmea Ltd. ............................ 35,038 206,142
Technology One Ltd. ...................... 84,839 1,850,390
Telix Pharmaceuticals Ltd.
(a) (b)
................ 76,066 755,775
Telstra Group Ltd. ........................ 1,106,113 3,904,992
Temple & Webster Group Ltd.
(b)
............... 26,871 104,063
TPG Telecom Ltd. ........................ 183,814 461,479
Transurban Group ........................ 895,348 9,297,975
Treasury Wine Estates Ltd. .................. 211,440 731,279
Tuas Ltd.
(b)
............................. 79,063 119,427
Vault Minerals Ltd. ........................ 287,164 962,408
Ventia Services Group Pty Ltd. ................ 207,583 846,589
Vicinity Ltd. ............................. 1,114,032 2,093,652
Virgin Australia Holdings Ltd.
(b)
................ 81,878 159,508
Viva Energy Group Ltd.
(d)
................... 332,412 668,342
Vulcan Energy Resources Ltd.
(a) (b)
.............. 106,081 189,370
Vulcan Steel Ltd. ......................... 18,456 68,179
WA1 Resources Ltd.
(b)
..................... 11,082 84,391
Washington H Soul Pattinson & Co. Ltd. ......... 96,939 3,146,138
Waypoint REIT Ltd. ....................... 165,944 290,111
WEB Travel Group Ltd.
(b)
.................... 98,151 234,531
Wesfarmers Ltd. ......................... 327,030 20,483,633
West African Resources Ltd.
(b)
................ 291,596 581,127
Westgold Resources Ltd. ................... 265,687 885,631
Westpac Banking Corp. .................... 984,400 26,103,599
Whitehaven Coal Ltd. ...................... 218,811 1,080,609
WiseTech Global Ltd. ...................... 56,990 1,468,913
Woodside Energy Group Ltd. ................. 548,351 12,834,115
Woolworths Group Ltd. ..................... 351,238 9,801,511
Worley Ltd. ............................. 140,713 1,044,432
Xero Ltd.
(b)
............................. 45,798 2,286,467
Yancoal Australia Ltd. ...................... 111,743 440,302
Zip Co. Ltd.
(a) (b)
.......................... 313,872 561,935
521,927,659
a
China  —  0 .0%
HBM Holdings Ltd.
(b) (d)
...................... 207,000 321,478
Mobvista, Inc.
(b) (d)
......................... 187,000 266,838
United Energy Group Ltd.
(b)
.................. 3,800,000 175,250
763,566
a
Hong Kong  —  5 .0%
AIA Group Ltd. .......................... 3,017,800 30,422,111
ASMPT Ltd. ............................ 88,800 1,704,033
Bank of East Asia Ltd. (The) ................. 277,400 589,276
BOC Hong Kong Holdings Ltd. ................ 1,042,000 6,929,365
Bright Smart Securities & Commodities Group Ltd.
(a) (b)
196,000 159,932
Brightoil Petroleum Holdings Ltd.
(a) (b) (c)
........... 763,800 1
Champion REIT .......................... 517,000 153,413
Chow Sang Sang Holdings International Ltd. ...... 148,000 219,546

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
60
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Hong Kong (continued)
CITIC Telecom International Holdings Ltd. ........ 707,000 $ 250,620
CK Asset Holdings Ltd. ..................... 536,072 3,265,224
CK Hutchison Holdings Ltd. .................. 776,072 7,271,232
CK Infrastructure Holdings Ltd. ................ 183,500 1,463,696
CK Life Sciences Int'l Holdings, Inc.
(b)
........... 976,000 69,703
CLP Holdings Ltd. ........................ 470,000 4,672,902
Comba Telecom Systems Holdings Ltd. .......... 548,000 55,190
Cowell e Holdings, Inc. ..................... 66,000 173,616
Crystal International Group Ltd.
(a) (d)
............. 159,500 131,498
CTF Services Ltd. ........................ 387,900 405,544
Dah Sing Banking Group Ltd. ................. 120,400 231,338
Dah Sing Financial Holdings Ltd. .............. 69,200 439,614
Deep Source Holdings Ltd.
(a) (b)
................ 2,880,000 191,460
DFI Retail Group Holdings Ltd. ................ 118,400 468,123
Envision Greenwise Holdings Ltd.
(a) (b)
........... 539,000 329,827
First Pacific Co. Ltd. ....................... 742,000 529,618
Fortune REIT ........................... 531,000 327,004
Futu Holdings Ltd. , ADR .................... 15,579 1,637,664
FWD Group Holdings Ltd.
(a) (b)
................. 54,000 206,403
Galaxy Entertainment Group Ltd. .............. 578,000 2,520,654
Great Eagle Holdings Ltd. ................... 53,000 107,184
Guotai Junan International Holdings Ltd.
(a)
........ 1,029,000 276,940
Hang Lung Group Ltd. ..................... 226,000 397,782
Hang Lung Properties Ltd. ................... 512,000 475,828
Health & Happiness H&H International Holdings Ltd. . 110,500 214,739
Henderson Land Development Co. Ltd. .......... 400,970 1,453,664
HKBN Ltd. ............................. 118,500 91,417
HKT Trust & HKT Ltd. , Class SS ............... 1,019,720 1,726,228
Hong Kong & China Gas Co. Ltd. .............. 3,262,525 2,920,732
Hong Kong Exchanges & Clearing Ltd. .......... 277,600 14,463,738
Hongkong Land Holdings Ltd. ................ 289,000 2,343,425
Hsin Chong Group Holdings Ltd.
(b) (c)
............ 1,002,000 1
Hysan Development Co. Ltd. ................. 189,000 449,427
Impro Precision Industries Ltd.
(d)
............... 127,000 117,289
Jardine Matheson Holdings Ltd. ............... 45,500 3,021,879
Jiaxin International Resources Investment Ltd.
(b)
.... 28,400 200,043
Johnson Electric Holdings Ltd. ................ 110,500 262,129
JS Global Lifestyle Co. Ltd.
(b) (d)
................ 440,500 78,985
Kerry Properties Ltd. ...................... 188,000 469,079
KLN Logistics Group Ltd. ................... 105,651 80,654
Laekna, Inc.
(b)
........................... 62,500 48,146
Link REIT .............................. 745,600 3,716,438
Luk Fook Holdings International Ltd. ............ 109,000 341,678
Man Wah Holdings Ltd.
(a)
.................... 586,000 235,343
Melco International Development Ltd.
(b)
.......... 316,500 148,579
Melco Resorts & Entertainment Ltd. , ADR
(b)
....... 45,928 263,167
MGM China Holdings Ltd. ................... 266,400 385,597
MTR Corp. Ltd. .......................... 442,500 1,866,982
New World Development Co. Ltd.
(a) (b)
............ 417,000 365,943
OSL Group Ltd.
(a) (b)
........................ 212,500 318,464
Pacific Basin Shipping Ltd. .................. 1,409,000 588,731
PCCW Ltd. ............................. 1,248,000 935,422
Plover Bay Technologies Ltd. ................. 104,000 110,540
Power Assets Holdings Ltd. .................. 403,000 3,033,961
Realord Technology Co. Ltd.
(b)
................ 160,000 143,356
Sands China Ltd. ......................... 672,400 1,260,953
Sino Land Co. Ltd. ........................ 1,052,000 1,432,867
SITC International Holdings Co. Ltd. ............ 381,000 1,920,924
SJM Holdings Ltd.
(a) (b)
...................... 1,007,000 204,073
Stella International Holdings Ltd.
(a)
............. 189,500 352,173
Sun Hung Kai Properties Ltd. ................. 378,000 5,932,654
SUNeVision Holdings Ltd.
(a)
.................. 247,000 152,236
Swire Pacific Ltd. , Class A ................... 104,500 1,327,088
Techtronic Industries Co. Ltd. ................. 410,500 6,896,382
Security Shares Value
a
Hong Kong (continued)
Time Interconnect Technology Ltd. ............. 252,000 $ 422,521
TS Lines Ltd.
(a)
.......................... 81,000 91,829
United Laboratories International Holdings Ltd. (The)
(a)
356,000 405,071
Vitasoy International Holdings Ltd. ............. 194,000 160,187
Viva Goods Company Ltd. ................... 1,576,000 69,331
Vobile Group Ltd.
(a) (b)
...................... 666,000 210,740
VSTECS Holdings Ltd. ..................... 238,000 284,606
VTech Holdings Ltd.
(a)
...................... 56,300 371,168
WH Group Ltd.
(d)
......................... 2,359,500 2,538,746
Wharf Real Estate Investment Co. Ltd. .......... 454,000 1,535,421
Wynn Macau Ltd. ......................... 430,800 312,289
Xinyi Glass Holdings Ltd.
(a)
.................. 504,000 598,474
Yue Yuen Industrial Holdings Ltd. .............. 278,500 504,033
133,455,883
a
Japan  —  69 .0%
77 Bank Ltd. (The) ........................ 55,600 1,204,655
ABC-Mart, Inc. .......................... 27,200 465,514
Acom Co. Ltd. ........................... 100,900 300,383
Activia Properties, Inc. ..................... 561 502,472
ADEKA Corp. ........................... 22,100 539,399
Advance Residence Investment Corp. ........... 757 702,369
Advantest Corp. .......................... 210,700 41,630,515
Aeon Co. Ltd. ........................... 628,715 5,394,198
AEON Financial Service Co. Ltd. .............. 30,100 295,947
Aeon Hokkaido Corp.
(a)
..................... 10,100 53,529
AEON REIT Investment Corp. ................ 424 324,098
AGC, Inc. .............................. 54,500 2,055,358
Ai Holdings Corp. ......................... 9,800 180,487
Aica Kogyo Co. Ltd. ....................... 11,800 272,064
Aichi Corp. ............................. 5,000 45,277
Aichi Financial Group, Inc. ................... 45,300 488,304
Aichi Steel Corp. ......................... 8,800 161,455
Ain Holdings, Inc. ......................... 5,500 203,034
Air Water, Inc. ........................... 46,200 724,573
Aisan Industry Co. Ltd. ..................... 8,700 129,818
Aisin Corp. ............................. 134,900 1,859,827
Ajinomoto Co., Inc. ........................ 249,200 7,684,919
Alfresa Holdings Corp. ..................... 51,500 747,008
Alps Alpine Co. Ltd. ....................... 41,024 561,945
ALSOK Co. Ltd. .......................... 102,500 753,428
Amada Co. Ltd. .......................... 86,600 1,485,723
Amano Corp. ........................... 14,200 343,979
ANA Holdings, Inc. ........................ 43,600 851,585
and ST HD Co. Ltd. ....................... 6,800 144,458
Anritsu Corp. ............................ 37,100 810,828
Anycolor, Inc.
(a)
.......................... 7,300 120,127
AOKI Holdings, Inc. ....................... 7,500 81,034
Aoyama Trading Co. Ltd. .................... 27,500 129,297
Aozora Bank Ltd. ......................... 25,400 481,983
Appier Group, Inc. ........................ 19,000 113,805
Arata Corp. ............................. 6,900 112,937
ARCLANDS CORP. ....................... 19,023 228,475
Arcs Co. Ltd. ............................ 9,200 209,032
ARE Holdings, Inc. ........................ 20,500 394,467
Argo Graphics, Inc. ....................... 11,700 99,858
Ariake Japan Co. Ltd. ...................... 4,300 144,645
Artience Co. Ltd. ......................... 9,300 257,654
As One Corp. ........................... 11,700 176,296
Asahi Group Holdings Ltd. ................... 421,900 4,403,030
Asahi Intecc Co. Ltd. ...................... 59,200 1,335,620
Asahi Kasei Corp. ........................ 361,100 3,854,722
ASAHI YUKIZAI CORP. .................... 3,400 128,480
Asics Corp. ............................. 194,100 5,722,926
ASKUL Corp. ........................... 9,500 75,138

iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
61
Schedule of Investments
Security Shares Value
a
Japan (continued)
Astellas Pharma, Inc. ...................... 505,800 $ 6,947,063
Astroscale Holdings, Inc.
(a) (b)
................. 25,000 155,854
Atom Corp.
(a) (b)
........................... 31,000 74,074
Autobacs Seven Co. Ltd. .................... 12,300 119,905
Awa Bank Ltd. (The) ....................... 6,900 356,244
Axial Retailing, Inc. ....................... 20,800 165,767
Azbil Corp. ............................. 136,300 1,411,388
AZ-COM MARUWA Holdings, Inc. ............. 19,300 111,431
Bandai Namco Holdings, Inc. ................. 145,300 4,209,227
Bank of Iwate Ltd. (The) .................... 17,400 232,700
Bank of Nagoya Ltd. (The) ................... 8,400 339,003
BayCurrent, Inc. ......................... 40,900 1,844,757
Belc Co. Ltd. ............................ 2,400 100,462
Bell System24 Holdings, Inc. ................. 11,300 96,835
Bic Camera, Inc. ......................... 27,200 297,543
BIPROGY, Inc. .......................... 19,000 583,061
Blue Zones Holdings Co. Ltd. ................. 31,300 351,843
BML, Inc. .............................. 5,200 116,631
Bridgestone Corp. ........................ 306,500 7,569,145
Brother Industries Ltd. ..................... 63,800 1,588,824
Bunka Shutter Co. Ltd. ..................... 19,500 231,795
BuySell Technologies Co. Ltd. ................ 5,200 96,050
C Uyemura & Co. Ltd. ...................... 2,300 319,203
Calbee, Inc. ............................ 23,400 427,099
Canon Marketing Japan, Inc. ................. 26,800 602,219
Canon, Inc. ............................. 239,000 6,652,590
Capcom Co. Ltd. ......................... 77,100 1,936,780
Casio Computer Co. Ltd. .................... 59,700 656,010
CCI Group, Inc. .......................... 62,600 430,035
Central Automotive Products Ltd. .............. 9,000 115,615
Central Glass Co. Ltd. ..................... 5,000 123,715
Central Japan Railway Co. .................. 216,800 5,395,033
Chiba Bank Ltd. (The) ...................... 159,900 2,599,183
Chiyoda Corp.
(b)
.......................... 43,500 176,675
Chubu Electric Power Co., Inc. ................ 187,200 3,241,380
Chudenko Corp. ......................... 6,200 190,965
Chugai Pharmaceutical Co. Ltd. ............... 192,100 8,335,477
Chugin Financial Group, Inc. ................. 39,900 822,155
Chugoku Electric Power Co., Inc. (The) .......... 76,000 445,379
Chugoku Marine Paints Ltd. .................. 9,000 200,720
Citizen Watch Co. Ltd. ..................... 51,300 679,128
CKD Corp. ............................. 15,100 551,042
Coca-Cola Bottlers Japan Holdings, Inc. ......... 30,325 728,738
Colowide Co. Ltd. ........................ 28,200 364,692
Comforia Residential REIT, Inc. ............... 570 365,331
COMSYS Holdings Corp. ................... 31,500 1,033,940
Cosmo Energy Holdings Co. Ltd. .............. 31,900 793,833
Cosmos Pharmaceutical Corp. ................ 10,000 403,350
Cover Corp.
(b)
........................... 7,500 68,855
CRE Logistics REIT, Inc. .................... 191 168,941
Create Restaurants Holdings, Inc.
(a)
............ 64,000 312,884
Create SD Holdings Co. Ltd. ................. 7,100 148,600
Credit Saison Co. Ltd. ...................... 33,200 940,463
CyberAgent, Inc. ......................... 129,000 1,178,583
Cybozu, Inc. ............................ 5,600 95,902
Dai Nippon Printing Co. Ltd. ................. 105,600 1,914,762
Daicel Corp. ............................ 51,600 465,593
Dai-Dan Co. Ltd. ......................... 25,200 379,983
Daido Steel Co. Ltd. ....................... 36,500 513,029
Daiei Kankyo Co. Ltd. ...................... 10,400 243,299
Daifuku Co. Ltd. .......................... 89,300 3,289,471
Daihen Corp. ........................... 5,400 451,823
Daiichi Life Group, Inc. ..................... 992,000 11,960,905
Daiichi Sankyo Co. Ltd. ..................... 488,900 7,901,370
Security Shares Value
a
Japan (continued)
Daiichikosho Co. Ltd. ...................... 20,100 $ 228,723
Daikin Industries Ltd. ...................... 75,800 10,979,991
Daio Paper Corp. ......................... 29,400 182,979
Daiseki Co. Ltd. .......................... 7,740 184,048
Daishi Hokuetsu Financial Group, Inc. ........... 61,200 879,131
Daito Trust Construction Co. Ltd. .............. 83,000 1,757,500
Daiwa House Industry Co. Ltd. ................ 161,500 4,742,696
Daiwa House REIT Investment Corp. , Class A ..... 1,274 986,399
Daiwa Ltd. ............................. 5,300 57,139
Daiwa Office Investment Corp. , Class A .......... 175 374,268
Daiwa Securities Group, Inc. ................. 386,100 4,319,160
Daiwa Securities Living Investments Corp. , Class A .. 561 341,950
Daiwabo Holdings Co. Ltd. .................. 22,300 497,045
DCM Holdings Co. Ltd. ..................... 31,100 299,548
DeNA Co. Ltd. ........................... 17,000 264,171
Denka Co. Ltd. .......................... 23,000 487,230
Denso Corp. ............................ 459,800 5,645,840
Dentsu Group, Inc.
(b)
....................... 56,700 1,258,102
Dentsu Soken, Inc. ........................ 23,600 399,940
Dexerials Corp. .......................... 45,800 924,512
DIC Corp. .............................. 21,000 577,499
Digital Garage, Inc. ....................... 6,300 95,587
dip Corp. .............................. 8,400 98,212
Disco Corp. ............................. 25,000 8,935,856
DMG Mori Co. Ltd. ........................ 37,800 864,860
Doshisha Co. Ltd. ........................ 4,000 74,680
Doutor Nichires Holdings Co. Ltd. .............. 7,500 150,461
Dowa Holdings Co. Ltd. .................... 13,900 709,194
DTS Corp. ............................. 31,700 230,545
Duskin Co. Ltd. .......................... 10,100 282,026
DyDo Group Holdings, Inc. .................. 2,900 54,863
Eagle Industry Co. Ltd. ..................... 5,800 108,048
Earth Corp. ............................. 3,900 115,942
East Japan Railway Co. .................... 276,600 6,364,163
Ebara Corp. ............................ 131,300 4,457,318
EDION Corp. ........................... 21,400 325,216
Eiken Chemical Co. Ltd. .................... 7,700 103,485
Eisai Co. Ltd. ........................... 73,700 2,215,631
Eizo Corp. ............................. 8,800 158,870
Elecom Co. Ltd. .......................... 10,700 124,504
Electric Power Development Co. Ltd. ........... 36,800 870,554
ENEOS Holdings, Inc. ..................... 739,100 6,103,877
Enplas Corp. ............................ 1,400 96,769
ES-Con Japan Ltd. ........................ 8,200 55,103
Exedy Corp. ............................ 6,500 244,927
EXEO Group, Inc. ........................ 51,200 836,038
Ezaki Glico Co. Ltd. ....................... 12,800 406,594
FANUC Corp. ........................... 266,800 10,750,832
Fast Retailing Co. Ltd. ..................... 55,000 26,931,810
FCC Co. Ltd. ............................ 10,100 234,734
Ferrotec Corp. ........................... 10,300 519,524
Financial Partners Group Co. Ltd. .............. 12,600 135,282
First Bank of Toyama Ltd. (The) ............... 16,900 305,079
Food & Life Companies Ltd. ................. 62,000 2,164,633
FP Corp. .............................. 11,400 180,833
Freee KK
(a) (b)
............................ 10,800 178,594
Fuji Co. Ltd. ............................ 6,100 77,713
Fuji Corp. .............................. 20,600 920,332
Fuji Electric Co. Ltd. ....................... 39,400 3,438,409
Fuji Kyuko Co. Ltd. ........................ 6,100 105,060
Fuji Media Holdings, Inc. .................... 10,600 264,991
FUJI OIL CO. LTD. ........................ 11,700 291,498
Fuji Seal International, Inc. .................. 9,000 169,554
FUJIFILM Holdings Corp. ................... 321,900 7,577,404

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
62
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Fujikura Ltd. ............................ 434,100 $ 11,015,871
Fujimi, Inc. ............................. 13,200 308,983
Fujita Kanko, Inc. ......................... 6,500 81,935
Fujitsu Ltd. ............................. 492,000 11,340,243
Fukuda Denshi Co. Ltd. .................... 4,300 305,305
Fukuoka Financial Group, Inc. ................ 45,832 2,094,991
Fukuoka REIT Corp. ....................... 200 224,481
Fukuyama Transporting Co. Ltd. ............... 3,400 126,724
Funai Soken Holdings, Inc. .................. 22,500 155,820
Furukawa Co. Ltd. ........................ 3,900 85,465
Furukawa Electric Co. Ltd. ................... 188,500 3,596,942
Furuno Electric Co. Ltd. .................... 5,500 247,631
Furuya Metal Co. Ltd. ...................... 4,300 175,560
Fuso Chemical Co. Ltd. .................... 17,500 400,585
Future Corp. ............................ 11,800 181,786
Fuyo General Lease Co. Ltd. ................. 11,900 337,828
Galilei Holdings Co. Ltd. .................... 5,900 127,246
GENDA, INC.
(a) (b)
......................... 25,600 96,160
Genky DrugStores Co. Ltd. .................. 4,100 96,032
Global One Real Estate Investment Corp. ........ 317 222,729
Glory Ltd. .............................. 12,900 366,727
GLP J-REIT ............................ 1,243 1,129,579
GMO Financial Holdings, Inc.
(a)
............... 27,400 186,488
GMO internet group, Inc. .................... 19,000 507,237
GMO Payment Gateway, Inc. ................. 12,200 760,222
GNI Group Ltd.
(b)
......................... 18,300 283,290
Goldcrest Co. Ltd. ........................ 3,600 73,040
Goldwin, Inc. ............................ 20,500 294,462
GS Yuasa Corp. ......................... 23,800 801,510
GungHo Online Entertainment, Inc. ............. 10,300 156,861
Gunma Bank Ltd. (The) .................... 90,900 1,428,526
Gunze Ltd. ............................. 7,800 196,260
H.U. Group Holdings, Inc. ................... 13,600 290,644
H2O Retailing Corp. ....................... 20,700 370,321
Hachijuni Nagano Bank Ltd. ................. 105,800 1,643,924
Hakuhodo DY Holdings, Inc. ................. 61,800 504,377
Hakuto Co. Ltd. .......................... 3,000 92,498
Halows Co. Ltd. .......................... 2,200 52,856
Hamakyorex Co. Ltd. ...................... 18,700 214,527
Hamamatsu Photonics KK ................... 84,400 1,201,609
Hankyu Hanshin Holdings, Inc. ................ 63,300 1,872,914
Hankyu Hanshin REIT, Inc. , Class A ............ 204 184,635
Hanwa Co. Ltd. .......................... 35,800 380,234
Happinet Corp. .......................... 8,200 169,742
Harmonic Drive Systems, Inc. ................ 17,500 657,123
Haseko Corp. ........................... 66,000 1,148,380
Hazama Ando Corp. ....................... 39,900 454,592
Heiwa Corp. ............................ 19,700 263,856
Heiwa Real Estate Co. Ltd. .................. 11,000 162,044
Heiwa Real Estate REIT, Inc. ................. 298 251,127
Heiwado Co. Ltd. ......................... 6,100 102,098
Hiday Hidaka Corp. ....................... 4,300 77,835
Hikari Tsushin, Inc. ........................ 4,700 1,149,228
Hioki EE Corp. .......................... 2,000 138,470
Hirogin Holdings, Inc. ...................... 69,200 947,089
Hirose Electric Co. Ltd. ..................... 7,800 1,314,368
Hitachi Construction Machinery Co. Ltd. ......... 28,400 946,580
Hitachi Ltd. ............................. 1,270,900 41,648,074
Hochiki Corp. ........................... 7,500 89,659
Hokkaido Electric Power Co., Inc.
(a)
............. 51,000 325,282
Hokuetsu Corp. .......................... 22,900 131,056
Hokuhoku Financial Group, Inc. ............... 28,600 1,323,287
Hokuriku Electric Power Co. ................. 50,800 304,011
Honda Motor Co. Ltd. ...................... 1,043,100 10,514,054
Security Shares Value
a
Japan (continued)
Horiba Ltd. ............................. 9,600 $ 1,506,732
Hoshino Resorts REIT, Inc. .................. 193 295,261
Hoshizaki Corp. .......................... 30,700 1,094,870
Hosiden Corp. ........................... 10,600 188,215
House Foods Group, Inc. ................... 17,800 433,295
Hoya Corp. ............................. 97,300 14,878,816
Hulic Co. Ltd. ........................... 132,800 1,460,102
Hulic REIT, Inc. .......................... 365 360,814
Hyakugo Bank Ltd. (The) ................... 62,800 785,049
Hyakujushi Bank Ltd. (The) .................. 22,000 387,636
Ibiden Co. Ltd. ........................... 66,500 6,652,849
Ichibanya Co. Ltd. ........................ 11,900 69,857
Ichigo Office REIT Investment Corp. ............ 279 168,503
Ichigo, Inc. ............................. 70,000 181,149
Idemitsu Kosan Co. Ltd. .................... 220,835 1,807,872
IDOM, Inc. ............................. 20,100 161,574
IHI Corp. .............................. 280,200 4,899,284
Iida Group Holdings Co. Ltd. ................. 43,500 622,783
Iino Kaiun Kaisha Ltd. ...................... 19,800 183,604
Imperial Hotel Ltd. ........................ 18,700 118,156
Inaba Denki Sangyo Co. Ltd. ................. 29,900 533,233
Inabata & Co. Ltd. ........................ 12,500 309,133
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 542 479,570
Infomart Corp. ........................... 55,700 199,551
INFRONEER Holdings, Inc. .................. 57,600 931,886
Inpex Corp. ............................. 254,000 5,854,361
Integral Corp. ........................... 7,600 139,656
Internet Initiative Japan, Inc. ................. 29,300 643,192
Invincible Investment Corp. .................. 2,232 855,360
Ise Chemicals Corp. ....................... 4,900 102,786
Isetan Mitsukoshi Holdings Ltd. ............... 90,700 2,024,365
Isuzu Motors Ltd. ......................... 149,500 2,230,471
Ito En Ltd. .............................. 11,600 217,029
ITOCHU Corp. .......................... 1,602,100 20,105,731
Itochu Enex Co. Ltd. ....................... 11,700 158,699
Itoham Yonekyu Holdings, Inc. ................ 6,980 214,816
Itoki Corp. .............................. 10,300 188,706
Iwatani Corp. ........................... 52,500 668,272
Iyogin Holdings, Inc. ....................... 65,100 1,464,715
Izumi Co. Ltd. ........................... 28,600 179,592
J Front Retailing Co. Ltd. .................... 66,000 1,228,111
JAC Recruitment Co. Ltd. ................... 11,900 70,466
Jaccs Co. Ltd. ........................... 5,800 136,007
JAFCO Group Co. Ltd. ..................... 19,900 279,244
Japan Airlines Co. Ltd. ..................... 40,200 741,470
Japan Airport Terminal Co. Ltd. ............... 18,900 668,598
Japan Aviation Electronics Industry Ltd. .......... 11,200 165,257
Japan Display, Inc.
(a) (b)
..................... 222,700 67,293
Japan Elevator Service Holdings Co. Ltd. ......... 34,800 368,824
Japan Excellent, Inc. ...................... 279 252,247
Japan Exchange Group, Inc. ................. 284,000 3,863,282
Japan Hotel REIT Investment Corp. , Class A ...... 1,654 842,822
Japan Lifeline Co. Ltd. ..................... 19,200 189,079
Japan Logistics Fund, Inc. ................... 696 431,590
Japan Material Co. Ltd. ..................... 19,400 266,793
Japan Metropolitan Fund Invest ............... 2,055 1,517,960
Japan Petroleum Exploration Co. Ltd. ........... 42,200 469,557
Japan Post Bank Co. Ltd. ................... 514,400 9,945,990
Japan Post Holdings Co. Ltd. ................. 484,900 7,173,785
Japan Post Insurance Co. Ltd. ................ 160,200 1,763,978
Japan Prime Realty Investment Corp. ........... 952 584,972
Japan Pulp & Paper Co. Ltd. ................. 30,400 211,871
Japan Real Estate Investment Corp. ............ 1,795 1,373,623

iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
63
Schedule of Investments
Security Shares Value
a
Japan (continued)
Japan Securities Finance Co. Ltd. ............. 23,500 $ 349,929
Japan Steel Works Ltd. (The) ................. 18,000 833,989
Japan Tobacco, Inc. ....................... 317,100 14,138,499
Japan Wool Textile Co. Ltd. (The) .............. 7,800 93,021
JCU Corp. ............................. 4,400 160,017
Jeol Ltd. ............................... 10,300 522,898
JFE Holdings, Inc. ........................ 161,300 1,830,129
JGC Holdings Corp. ....................... 56,500 790,218
JINS Holdings, Inc. ....................... 3,400 135,697
JMDC, Inc. ............................. 6,000 117,159
Joyful Honda Co. Ltd. ...................... 18,800 294,370
JTEKT Corp. ............................ 59,400 813,376
Juroku Financial Group, Inc. ................. 37,800 554,796
Justsystems Corp. ........................ 5,200 131,936
JVCKenwood Corp. ....................... 36,500 256,551
JX Advanced Metals Corp. .................. 156,300 3,621,186
K&O Energy Group, Inc. .................... 7,000 79,334
Kadokawa Corp. ......................... 24,500 536,118
Kaga Electronics Co. Ltd. ................... 7,000 203,301
Kagome Co. Ltd. ......................... 24,000 393,106
Kajima Corp. ............................ 113,900 3,805,879
Kakaku.com, Inc. ......................... 35,400 822,319
Kaken Pharmaceutical Co. Ltd. ............... 5,600 133,246
Kameda Seika Co. Ltd. ..................... 12,900 103,132
Kamigumi Co. Ltd. ........................ 23,800 772,888
Kanadevia Corp. ......................... 50,800 373,693
Kanamoto Co. Ltd. ........................ 7,300 237,825
Kandenko Co. Ltd. ........................ 33,800 1,124,257
Kaneka Corp. ........................... 11,900 423,358
Kanematsu Corp. ......................... 43,700 570,421
Kansai Electric Power Co., Inc. (The) ........... 273,000 4,134,442
Kansai Paint Co. Ltd. ...................... 39,100 692,131
Kao Corp. .............................. 259,900 5,342,520
Kasumigaseki Capital Co. Ltd.
(a)
............... 5,100 236,585
Katitas Co. Ltd. .......................... 12,400 262,730
Kato Sangyo Co. Ltd. ...................... 5,600 223,606
Kawasaki Heavy Industries Ltd. ............... 215,300 3,678,325
Kawasaki Kisen Kaisha Ltd. .................. 100,500 1,790,793
KDDI Corp. ............................. 842,900 15,529,350
KDX Realty Investment Corp. , Class A .......... 1,148 1,122,002
Keihan Holdings Co. Ltd. .................... 27,900 571,808
Keihanshin Building Co. Ltd. ................. 8,600 61,597
Keikyu Corp. ............................ 51,700 504,678
Keio Corp. ............................. 141,000 716,345
Keisei Electric Railway Co. Ltd. ............... 114,600 921,023
Keiyo Bank Ltd. (The) ...................... 27,800 455,354
Kewpie Corp. ........................... 28,600 818,427
Keyence Corp. .......................... 54,400 27,286,312
KH Neochem Co. Ltd. ...................... 9,100 187,244
Kikkoman Corp. .......................... 195,900 2,017,567
Kinden Corp. ............................ 31,100 1,368,661
Kintetsu Group Holdings Co. Ltd. .............. 51,500 1,118,657
Kioxia Holdings Corp.
(b)
..................... 90,300 25,169,895
Kirin Holdings Co. Ltd. ..................... 221,000 4,088,445
Kissei Pharmaceutical Co. Ltd. ................ 6,900 176,186
Kitz Corp. .............................. 12,300 166,991
Kiyo Bank Ltd. (The) ....................... 14,300 415,895
Kobayashi Pharmaceutical Co. Ltd. ............. 12,100 424,788
Kobe Bussan Co. Ltd. ...................... 41,200 720,327
Kobe Steel Ltd. .......................... 103,400 1,338,338
Koei Tecmo Holdings Co. Ltd. ................ 29,072 294,336
Kohnan Shoji Co. Ltd. ...................... 5,300 139,496
Koito Manufacturing Co. Ltd. ................. 55,700 930,915
Kokusai Electric Corp. ..................... 62,900 2,831,426
Security Shares Value
a
Japan (continued)
Kokuyo Co. Ltd. .......................... 88,000 $ 501,040
Komatsu Ltd. ........................... 246,400 10,691,353
KOMEDA Holdings Co. Ltd. .................. 11,200 203,438
Komeri Co. Ltd. .......................... 4,900 118,559
Konami Group Corp. ...................... 27,900 3,594,065
Konica Minolta, Inc. ....................... 138,100 504,566
Konishi Co. Ltd. .......................... 12,700 111,955
Konoike Transport Co. Ltd. .................. 7,100 132,774
Kose Holdings Corp. ...................... 10,400 370,142
Koshidaka Holdings Co. Ltd. ................. 12,400 81,552
Kotobuki Spirits Co. Ltd. .................... 30,400 484,679
Kraftia Corp. ............................ 11,100 583,724
K's Holdings Corp. ........................ 38,600 457,231
Kubota Corp. ........................... 277,900 4,714,708
Kumagai Gumi Co. Ltd. ..................... 38,600 343,758
Kumiai Chemical Industry Co. Ltd. ............. 26,300 120,737
Kura Sushi, Inc.
(a)
......................... 9,400 98,461
Kurabo Industries Ltd. ..................... 2,700 166,509
Kuraray Co. Ltd. ......................... 82,800 949,672
Kureha Corp. ........................... 7,700 205,960
Kurita Water Industries Ltd. .................. 28,800 1,547,635
Kusuri no Aoki Holdings Co. Ltd. .............. 11,600 293,089
KYB Corp. ............................. 6,900 193,602
Kyocera Corp. ........................... 335,000 7,640,273
Kyoei Steel Ltd. .......................... 4,800 58,089
Kyokuto Kaihatsu Kogyo Co. Ltd. .............. 7,100 104,310
Kyorin Pharmaceutical Co. Ltd. ............... 10,900 77,984
Kyoritsu Maintenance Co. Ltd. ................ 22,300 484,633
Kyoto Financial Group, Inc. .................. 64,900 1,788,902
Kyowa Kirin Co. Ltd. ....................... 64,900 1,041,809
Kyushu Electric Power Co., Inc. ............... 119,000 1,318,405
Kyushu Financial Group, Inc. ................. 97,500 896,201
Kyushu Railway Co. ....................... 38,000 857,498
LaSalle Logiport REIT ...................... 510 487,860
Lasertec Corp. .......................... 22,100 5,077,080
Leopalace21 Corp. ........................ 66,100 279,653
Life Corp. .............................. 9,700 157,087
LIFENET INSURANCE CO.
(b)
................. 18,700 195,172
Lintec Corp. ............................ 11,400 437,022
Lion Corp. ............................. 70,200 752,552
Lixil Corp. .............................. 71,500 776,550
LY Corp. ............................... 767,100 2,137,327
M&A Capital Partners Co. Ltd. ................ 9,900 240,111
M3, Inc. ............................... 113,300 1,269,320
Mabuchi Motor Co. Ltd. ..................... 45,300 469,253
Macnica Holdings, Inc. ..................... 37,500 759,173
Maeda Kosen Co. Ltd. ..................... 11,400 140,414
Makino Milling Machine Co. Ltd. ............... 6,300 547,290
Makita Corp. ............................ 63,100 2,032,477
Mani, Inc. .............................. 21,100 198,918
Marubeni Corp. .......................... 407,600 13,173,903
Marui Group Co. Ltd. ...................... 48,500 904,583
Maruichi Steel Tube Ltd. .................... 44,700 499,185
Maruwa Co. Ltd. ......................... 2,400 812,653
Maruzen Showa Unyu Co. Ltd. ................ 3,200 153,564
Matsuda Sangyo Co. Ltd. ................... 3,600 121,038
Matsui Securities Co. Ltd. ................... 49,800 326,220
MatsukiyoCocokara & Co. ................... 95,490 1,521,130
Matsuyafoods Holdings Co. Ltd. ............... 1,700 53,531
Max Co. Ltd. ............................ 24,000 275,140
Maxell Ltd. ............................. 10,400 133,709
Maxvalu Tokai Co. Ltd. ..................... 2,400 49,295
Mazda Motor Corp. ....................... 167,700 1,222,632
McDonald's Holdings Co. Japan Ltd.
(a)
........... 25,400 1,289,915

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
64
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Mebuki Financial Group, Inc. ................. 227,190 $ 2,105,140
MEC Co. Ltd. ........................... 3,900 202,422
Medipal Holdings Corp. ..................... 52,300 941,740
Megachips Corp. ......................... 3,000 167,420
Megmilk Snow Brand Co. Ltd. ................ 12,000 282,880
Meidensha Corp. ......................... 9,900 583,695
MEIJI Holdings Co. Ltd. .................... 70,400 1,676,538
Meiko Electronics Co. Ltd. ................... 5,300 665,731
MEITEC Group Holdings, Inc. ................ 19,900 416,550
Menicon Co. Ltd. ......................... 19,000 206,515
Mercari, Inc.
(b)
........................... 34,200 925,448
Metaplanet, Inc.
(b)
......................... 139,400 202,999
METAWATER Co. Ltd. ..................... 5,100 97,820
Micronics Japan Co. Ltd. .................... 7,600 619,723
Milbon Co. Ltd. .......................... 6,400 111,621
MINEBEA MITSUMI, Inc. ................... 95,100 2,165,819
Mirai Corp. ............................. 571 149,540
MIRAIT ONE Corp. ....................... 26,000 574,337
MIRARTH Real Estate Investment Corp. ......... 201 104,248
MISUMI Group, Inc. ....................... 76,700 1,824,766
Mitani Sekisan Co. Ltd. ..................... 7,200 85,828
Mitsubishi Chemical Group Corp. .............. 345,100 2,539,539
Mitsubishi Corp. .......................... 867,900 25,943,933
Mitsubishi Electric Corp. .................... 546,600 19,690,220
Mitsubishi Estate Co. Ltd. ................... 294,900 7,159,337
Mitsubishi Estate Logistics REIT Investment Corp. .. 346 270,239
Mitsubishi Gas Chemical Co., Inc. ............. 40,200 1,038,378
Mitsubishi HC Capital, Inc. ................... 253,500 2,334,026
Mitsubishi Heavy Industries Ltd. ............... 920,700 21,509,694
Mitsubishi Logistics Corp. ................... 67,700 678,796
Mitsubishi Materials Corp. ................... 35,100 911,002
Mitsubishi Motors Corp.
(a)
................... 172,000 393,797
Mitsubishi Pencil Co. Ltd. ................... 6,600 114,478
Mitsubishi UFJ Financial Group, Inc. ............ 3,067,400 68,514,973
Mitsuboshi Belting Ltd. ..................... 4,300 109,813
Mitsui & Co. Ltd. ......................... 680,000 20,865,307
Mitsui Chemicals, Inc. ...................... 102,400 1,346,332
Mitsui DM Sugar Co. Ltd. ................... 3,200 68,876
Mitsui E&S Co. Ltd. ....................... 26,800 808,270
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 670 516,201
Mitsui Fudosan Co. Ltd. .................... 711,800 6,933,935
Mitsui Fudosan Logistics Park, Inc. ............. 928 628,580
Mitsui Fudosan Retail Fund Investment Corp. ...... 740 380,760
Mitsui High-Tec, Inc. ....................... 30,400 169,887
Mitsui Kinzoku Co. Ltd. ..................... 15,300 2,880,577
Mitsui OSK Lines Ltd. ...................... 95,000 3,509,482
Mitsui-Soko Holdings Co. Ltd. ................ 14,700 331,796
Mitsuuroko Group Holdings Co. Ltd. ............ 7,600 100,379
Miura Co. Ltd. ........................... 24,500 491,235
MIXI, Inc. .............................. 9,200 167,392
Miyazaki Bank Ltd. (The) .................... 18,600 270,363
Mizuho Financial Group, Inc. ................. 679,120 35,208,427
Mizuho Leasing Co. Ltd. .................... 43,600 372,747
Mizuno Corp. ........................... 12,500 288,260
Mochida Pharmaceutical Co. Ltd. .............. 5,000 97,534
Modec, Inc. ............................. 12,600 813,793
Monex Group, Inc. ........................ 50,700 223,223
Money Forward, Inc.
(a) (b)
.................... 10,200 355,603
Monogatari Corp. (The) ..................... 8,100 278,263
MonotaRO Co. Ltd. ....................... 69,100 871,986
Mori Hills REIT Investment Corp. , Class A ........ 416 339,230
Mori Trust REIT, Inc. ....................... 670 320,615
Morinaga & Co. Ltd. ....................... 19,800 328,662
Morinaga Milk Industry Co. Ltd. ............... 75,800 567,410
Security Shares Value
a
Japan (continued)
Morita Holdings Corp. ...................... 7,500 $ 118,032
MOS Food Services, Inc. ................... 6,300 152,644
MS&AD Insurance Group Holdings, Inc. ......... 341,500 10,512,587
MTG Co. Ltd. ........................... 2,800 133,528
Muninova Holdings, Inc. .................... 88,200 245,922
Murata Manufacturing Co. Ltd. ................ 466,400 21,251,198
Musashi Seimitsu Industry Co. Ltd. ............. 11,800 233,173
Musashino Bank Ltd. (The) .................. 24,700 394,123
Nabtesco Corp. .......................... 31,200 896,780
Nachi-Fujikoshi Corp. ...................... 2,200 74,400
Nagase & Co. Ltd. ........................ 78,500 553,681
Nagawa Co. Ltd.
(a)
........................ 2,500 81,424
Nagoya Railroad Co. Ltd. ................... 46,900 557,512
Nakanishi, Inc. .......................... 20,300 385,776
Namura Shipbuilding Co. Ltd. ................ 14,200 380,816
NANKAI Co. Ltd. ......................... 29,300 548,545
Nanto Bank Ltd. (The) ..................... 33,800 360,926
NEC Corp. ............................. 348,500 10,356,952
Nexon Co. Ltd. .......................... 85,400 1,338,427
Nextage Co. Ltd. ......................... 12,300 256,308
NGK Corp. ............................. 64,600 2,210,249
NH Foods Ltd. ........................... 22,100 868,137
NHK Spring Co. Ltd. ....................... 50,500 1,119,563
Nichias Corp. ........................... 48,800 1,011,441
Nichicon Corp. .......................... 10,700 190,148
Nichiha Corp. ........................... 4,900 94,275
Nichirei Corp. ........................... 56,600 783,873
NIDEC CORP.
(b)
.......................... 238,100 3,823,370
Nifco, Inc. .............................. 23,000 744,562
Nihon Dengi Co. Ltd. ...................... 13,400 174,813
Nihon Kohden Corp. ....................... 38,200 380,340
Nihon M&A Center Holdings, Inc. .............. 90,100 359,776
Nihon Parkerizing Co. Ltd. ................... 26,400 273,342
Nikkiso Co. Ltd. .......................... 9,800 226,573
Nikkon Holdings Co. Ltd.
(a)
................... 26,700 842,731
Nikon Corp. ............................ 62,800 746,211
Nintendo Co. Ltd. ......................... 314,800 15,016,630
Nippn Corp. ............................ 11,000 193,857
Nippon Building Fund, Inc. ................... 2,184 1,842,218
Nippon Densetsu Kogyo Co. Ltd. .............. 10,100 252,686
Nippon Electric Glass Co. Ltd. ................ 18,700 616,028
NIPPON EXPRESS HOLDINGS, INC. ........... 55,100 1,818,474
Nippon Gas Co. Ltd. ....................... 30,400 541,646
Nippon Kanzai Holdings Co. Ltd. .............. 4,400 77,319
Nippon Kayaku Co. Ltd. .................... 38,500 462,659
Nippon Light Metal Holdings Co. Ltd. ............ 18,710 314,742
Nippon Paint Holdings Co. Ltd. ................ 269,300 2,032,120
Nippon Paper Industries Co. Ltd. .............. 31,500 271,287
Nippon Prologis REIT, Inc. ................... 1,897 1,078,077
NIPPON REIT Investment Corp. ............... 431 226,681
Nippon Sanso Holdings Corp. ................ 48,900 1,757,918
Nippon Seiki Co. Ltd. ...................... 12,000 181,709
Nippon Shinyaku Co. Ltd. ................... 15,100 321,188
Nippon Shokubai Co. Ltd. ................... 31,200 419,706
Nippon Soda Co. Ltd. ...................... 10,600 253,096
Nippon Steel Corp. ........................ 1,389,640 5,661,142
Nippon Television Holdings, Inc. ............... 12,400 226,429
Nippon Yusen KK ......................... 112,800 4,331,235
Nipro Corp. ............................. 39,400 401,942
Nishimatsu Construction Co. Ltd. .............. 7,700 255,168
Nishimatsuya Chain Co. Ltd. ................. 8,700 108,949
Nishi-Nippon Financial Holdings, Inc. ........... 31,900 843,048
Nishi-Nippon Railroad Co. Ltd. ................ 17,100 334,495
Nishio Holdings Co. Ltd. .................... 3,100 83,158

iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
65
Schedule of Investments
Security Shares Value
a
Japan (continued)
Nissan Chemical Corp. ..................... 34,600 $ 1,608,299
Nissan Motor Co. Ltd.
(b)
..................... 676,300 1,427,856
Nissan Shatai Co. Ltd. ..................... 23,900 144,418
Nisshin Oillio Group Ltd. (The) ................ 20,300 242,354
Nisshin Seifun Group, Inc. ................... 57,200 723,516
Nisshinbo Holdings, Inc. .................... 40,800 548,165
Nissin Foods Holdings Co. Ltd. ............... 50,300 909,333
Nissui Corp. ............................ 74,300 585,897
Niterra Co. Ltd. .......................... 43,200 2,522,821
Nitori Holdings Co. Ltd. ..................... 114,500 1,847,228
Nitta Corp. ............................. 5,800 230,816
Nittetsu Mining Co. Ltd. ..................... 12,000 224,809
Nitto Boseki Co. Ltd. ....................... 33,000 566,783
Nitto Denko Corp. ........................ 193,700 4,090,248
Nitto Kogyo Corp. ........................ 6,000 161,838
Noevir Holdings Co. Ltd. .................... 3,900 121,738
NOF Corp. ............................. 57,100 992,135
Nohmi Bosai Ltd. ......................... 6,100 169,473
Nojima Corp. ............................ 43,600 356,972
NOK Corp. ............................. 22,000 415,742
Nomura Co. Ltd. ......................... 25,400 185,845
Nomura Holdings, Inc. ..................... 860,200 8,321,997
Nomura Micro Science Co. Ltd. ............... 7,200 176,315
Nomura Real Estate Holdings, Inc. ............. 157,100 902,771
Nomura Real Estate Master Fund, Inc. .......... 1,108 1,059,738
Nomura Research Institute Ltd. ............... 109,510 3,239,694
Noritake Co. Ltd. ......................... 8,000 167,992
Noritsu Koki Co. Ltd. ...................... 11,700 142,316
Noritz Corp. ............................ 8,300 123,488
North Pacific Bank Ltd. ..................... 64,200 460,281
NS Solutions Corp. ....................... 19,300 476,034
NS United Kaiun Kaisha Ltd. ................. 3,600 180,587
NSD Co. Ltd. ........................... 20,000 357,313
NSK Ltd. .............................. 110,200 784,949
NTN Corp. ............................. 132,000 319,129
NTT UD REIT Investment Corp. ............... 398 342,639
NTT, Inc. .............................. 8,617,500 8,259,987
Nxera Pharma Co. Ltd.
(a) (b)
................... 22,700 124,305
Obara Group, Inc. ........................ 1,900 68,047
Obayashi Corp. .......................... 178,800 3,514,186
OBIC Business Consultants Co. Ltd. ............ 7,700 390,773
Obic Co. Ltd. ............................ 92,400 2,650,361
Odakyu Electric Railway Co. Ltd. .............. 91,500 1,012,724
Ogaki Kyoritsu Bank Ltd. (The) ................ 10,100 449,507
Ohsho Food Service Corp. .................. 8,700 165,136
Oita Bank Ltd. (The) ....................... 18,200 289,493
Oji Holdings Corp. ........................ 223,900 1,231,180
Okamoto Industries, Inc. .................... 1,600 59,840
Okamura Corp. .......................... 19,700 287,584
Okasan Securities Group, Inc. ................ 41,200 284,890
Oki Electric Industry Co. Ltd. ................. 24,500 413,834
Okinawa Cellular Telephone Co. ............... 11,000 266,731
OKUMA Corp. ........................... 11,100 339,016
Okumura Corp. .......................... 7,200 259,800
Olympus Corp. .......................... 305,000 3,485,960
Omron Corp. ............................ 49,200 1,645,220
Ono Pharmaceutical Co. Ltd. ................. 106,100 1,585,664
Onward Holdings Co. Ltd. ................... 28,700 137,132
Open House Group Co. Ltd. ................. 19,900 1,057,438
Open Up Group, Inc. ...................... 12,200 153,968
Optorun Co. Ltd. ......................... 7,100 129,947
Oracle Corp. Japan ....................... 9,300 522,508
Organo Corp. ........................... 7,700 692,779
Orient Corp. ............................ 26,850 151,639
Security Shares Value
a
Japan (continued)
Oriental Land Co. Ltd. ..................... 311,100 $ 6,209,448
ORIX Corp. ............................. 313,300 12,644,578
Orix JREIT, Inc. .......................... 1,516 981,002
Osaka Gas Co. Ltd. ....................... 99,600 3,417,168
Osaka Soda Co. Ltd. ...................... 23,900 261,696
OSG Corp. ............................. 19,500 444,885
Otsuka Corp. ........................... 62,300 1,285,532
Otsuka Holdings Co. Ltd. ................... 120,200 8,334,596
PAL GROUP Holdings Co. Ltd. ................ 26,000 244,304
Pan Pacific International Holdings Corp. ......... 547,800 3,106,283
Panasonic Holdings Corp. ................... 670,100 17,719,094
Park24 Co. Ltd. .......................... 36,700 454,244
Penta-Ocean Construction Co. Ltd. ............. 73,000 679,479
PeptiDream, Inc.
(b)
........................ 26,300 155,736
Persol Holdings Co. Ltd. .................... 543,300 900,805
PHC Holdings Corp. ....................... 3,900 26,941
Pigeon Corp. ............................ 31,200 395,445
PILLAR Corp. ........................... 4,200 242,766
Pilot Corp. ............................. 21,200 240,801
PKSHA Technology, Inc.
(a) (b)
.................. 5,600 98,206
Plus Alpha Consulting Co. Ltd. ................ 5,300 76,366
Pola Orbis Holdings, Inc. .................... 28,200 237,294
PowerX, Inc.
(b)
........................... 2,300 22,288
Prima Meat Packers Ltd. .................... 4,300 66,911
PS Construction Co. Ltd. .................... 4,600 65,083
QPS Holdings, Inc.
(b)
...................... 10,500 100,443
Raito Kogyo Co. Ltd. ...................... 9,400 221,463
Raiznext Corp. .......................... 3,400 61,591
Rakus Co. Ltd. .......................... 50,800 343,081
Rakuten Bank Ltd.
(b)
....................... 26,000 888,594
Rakuten Group, Inc.
(b)
...................... 424,800 2,214,970
Recruit Holdings Co. Ltd. ................... 380,100 30,058,618
Relo Group, Inc. ......................... 24,000 302,805
Renesas Electronics Corp. .................. 497,400 9,969,762
Rengo Co. Ltd. .......................... 55,300 516,896
Resona Holdings, Inc. ..................... 602,400 8,169,025
Resonac Holdings Corp. .................... 50,100 4,173,284
Resorttrust, Inc. .......................... 43,600 489,022
Ricoh Co. Ltd. ........................... 142,300 1,396,388
Ricoh Leasing Co. Ltd. ..................... 2,600 109,281
Rigaku Holdings Corp. ..................... 37,100 469,551
Riken Keiki Co. Ltd. ....................... 8,600 185,835
Rinnai Corp. ............................ 31,200 697,704
Rohm Co. Ltd. ........................... 90,100 2,389,140
Rohto Pharmaceutical Co. Ltd. ................ 52,300 783,256
Roland Corp. ........................... 2,600 68,313
Rorze Corp. ............................ 26,200 630,975
Round One Corp. ........................ 52,500 398,925
Royal Holdings Co. Ltd. .................... 13,800 115,283
RS Technologies Co. Ltd. ................... 3,500 135,059
Ryohin Keikaku Co. Ltd. .................... 144,400 3,787,650
Ryoyo Ryosan Holdings, Inc. ................. 7,596 138,778
S Foods, Inc. ........................... 5,800 99,757
Saizeriya Co. Ltd. ........................ 8,000 396,941
Sakai Moving Service Co. Ltd. ................ 6,800 126,811
Sakata INX Corp. ......................... 10,000 155,982
Sakata Seed Corp. ........................ 7,400 199,598
Sakura Internet, Inc. ....................... 5,500 105,427
Samty Residential Investment Corp. ............ 52 29,815
San ju San Financial Group, Inc. .............. 23,300 275,572
San-A Co. Ltd. ........................... 10,000 204,582
San-Ai Obbli Co. Ltd. ...................... 11,900 173,075
SanBio Co. Ltd.
(b)
......................... 12,400 71,318
Sangetsu Corp. .......................... 11,600 224,721

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
66
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
San-In Godo Bank Ltd. (The) ................. 33,600 $ 486,970
Sanken Electric Co. Ltd.
(b)
................... 5,700 291,366
Sanki Engineering Co. Ltd. .................. 30,500 433,852
Sankyo Co. Ltd. .......................... 51,800 601,129
Sankyu, Inc. ............................ 11,500 680,257
Sanrio Co. Ltd. .......................... 275,900 2,206,610
Sansan, Inc. ............................ 21,600 274,522
Santec Holdings Corp. ..................... 1,400 145,724
Santen Pharmaceutical Co. Ltd. ............... 83,200 982,276
Sanwa Holdings Corp. ..................... 55,200 1,183,271
Sanyo Chemical Industries Ltd. ............... 3,700 111,991
Sanyo Denki Co. Ltd. ...................... 5,400 182,803
Sapporo Breweries Ltd. .................... 89,900 1,135,138
Sawai Group Holdings Co. Ltd. ............... 28,200 291,286
SBI Holdings, Inc. ........................ 161,000 3,039,402
SBS Holdings, Inc. ........................ 5,400 150,479
SCREEN Holdings Co. Ltd. .................. 43,400 3,310,753
Secom Co. Ltd. .......................... 112,200 4,833,131
Sega Sammy Holdings, Inc. .................. 43,600 753,196
Seibu Holdings, Inc. ....................... 58,100 1,301,142
Seiko Epson Corp. ........................ 83,500 1,529,474
Seiko Group Corp. ........................ 13,000 635,610
Seikoh Giken Co. Ltd. ...................... 1,400 159,597
Seino Holdings Co. Ltd. .................... 28,600 472,245
Seiren Co. Ltd. .......................... 10,100 199,777
Sekisui Chemical Co. Ltd. ................... 102,400 1,704,287
Sekisui House Ltd. ........................ 168,400 3,686,658
Sekisui House REIT, Inc. .................... 1,146 545,039
Senko Group Holdings Co. Ltd. ............... 36,000 497,615
Senshu Electric Co. Ltd. .................... 3,200 121,280
Senshu Ikeda Holdings, Inc. ................. 63,200 370,499
Septeni Holdings Co. Ltd. ................... 27,700 89,543
Seria Co. Ltd. ........................... 13,200 319,827
Seven & i Holdings Co. Ltd. .................. 538,900 7,145,877
Seven Bank Ltd. ......................... 164,600 328,598
SG Holdings Co. Ltd. ...................... 76,700 762,396
Sharp Corp.
(a) (b)
.......................... 57,400 221,740
Shibaura Machine Co. Ltd. .................. 6,500 166,569
Shibaura Mechatronics Corp. ................. 17,300 460,914
Shibuya Corp. ........................... 3,400 92,671
SHIFT, Inc.
(a) (b)
........................... 51,600 289,938
Shiga Bank Ltd. (The) ...................... 48,600 722,131
Shikoku Electric Power Co., Inc. ............... 43,100 447,259
Shikoku Kasei Holdings Corp.
(a)
............... 16,300 278,928
Shimadzu Corp. .......................... 66,100 1,681,089
Shimamura Co. Ltd. ....................... 36,900 776,940
Shimano, Inc. ........................... 21,400 2,701,325
Shimizu Corp. ........................... 136,600 2,012,231
Shin Nippon Air Technologies Co. Ltd. ........... 6,200 124,512
Shinagawa Refra Co. Ltd. ................... 7,600 97,715
Shin-Etsu Chemical Co. Ltd. ................. 472,600 16,848,240
Shin-Etsu Polymer Co. Ltd. .................. 8,500 112,426
Shinmaywa Industries Ltd. ................... 19,100 233,967
Shinnihon Corp. .......................... 7,200 94,916
Shionogi & Co. Ltd. ....................... 217,500 3,932,680
Ship Healthcare Holdings, Inc. ................ 22,100 354,041
Shiseido Co. Ltd. ......................... 115,600 2,283,519
Shizuoka Financial Group, Inc. ................ 121,000 2,386,727
Shizuoka Gas Co. Ltd. ..................... 4,800 37,840
SHO-BOND Holdings Co. Ltd. ................ 40,900 338,516
Shochiku Co. Ltd. ........................ 2,200 159,429
Showa Sangyo Co. Ltd. .................... 6,200 137,796
Simplex Holdings, Inc. ..................... 33,900 242,453
Sinfonia Technology Co. Ltd. ................. 6,600 536,987
Security Shares Value
a
Japan (continued)
Sinko Industries Ltd. ....................... 11,600 $ 88,770
SKY Perfect JSAT Corp. .................... 28,300 368,619
Skylark Holdings Co. Ltd. ................... 62,800 1,237,558
SMC Corp. ............................. 15,400 6,653,728
SMS Co. Ltd. ........................... 21,400 297,128
Socionext, Inc. .......................... 46,300 543,609
SoftBank Corp. .......................... 8,295,700 11,643,659
SoftBank Group Corp. ..................... 1,066,500 33,218,786
Sojitz Corp. ............................. 59,220 1,978,570
Sompo Holdings, Inc. ...................... 234,900 10,428,761
Sony Financial Group, Inc. .................. 1,630,500 1,580,749
Sony Group Corp. ........................ 1,679,000 39,236,323
SOSiLA Logistics REIT, Inc. .................. 211 144,074
Sotetsu Holdings, Inc. ...................... 21,800 360,201
Square Enix Holdings Co. Ltd. ................ 65,900 1,145,033
Stanley Electric Co. Ltd. .................... 28,700 625,393
Star Asia Investment Corp. .................. 732 245,858
Starts Corp., Inc. ......................... 8,300 246,117
Subaru Corp. ........................... 149,900 2,551,664
Sugi Holdings Co. Ltd. ..................... 27,800 493,168
SUMCO Corp. ........................... 100,600 2,045,200
Sumitomo Bakelite Co. Ltd. .................. 19,200 768,801
Sumitomo Chemical Co. Ltd. ................. 421,500 1,363,893
Sumitomo Corp. ......................... 1,164,100 12,083,308
Sumitomo Electric Industries Ltd. .............. 822,700 10,888,509
Sumitomo Forestry Co. Ltd. .................. 130,900 1,104,065
Sumitomo Heavy Industries Ltd. ............... 31,200 1,008,600
Sumitomo Metal Mining Co. Ltd. ............... 68,400 3,438,156
Sumitomo Mitsui Financial Group, Inc. ........... 1,044,500 44,881,023
Sumitomo Mitsui Trust Group, Inc. ............. 719,600 7,399,417
Sumitomo Osaka Cement Co. Ltd. ............. 7,500 253,544
Sumitomo Pharma Co. Ltd.
(b)
................. 65,800 512,789
Sumitomo Realty & Development Co. Ltd. ........ 169,500 3,799,228
Sumitomo Rubber Industries Ltd. .............. 52,300 739,978
Sumitomo Warehouse Co. Ltd. (The) ........... 12,600 320,539
Sun Corp.
(a)
............................. 2,500 151,968
Sun Frontier Fudousan Co. Ltd. ............... 6,000 94,127
Sundrug Co. Ltd. ......................... 20,400 484,661
Suntory Beverage & Food Ltd. ................ 38,000 1,101,698
Suruga Bank Ltd. ......................... 32,100 519,841
Suzuken Co. Ltd. ......................... 14,800 472,164
Suzuki Motor Corp. ....................... 452,900 5,911,950
SWCC Corp. ............................ 7,500 516,992
Synspective, Inc.
(b)
........................ 12,700 90,530
Sysmex Corp. ........................... 130,400 1,316,714
Systena Corp. ........................... 74,700 196,769
T Hasegawa Co. Ltd. ...................... 8,700 176,655
T&D Holdings, Inc. ........................ 127,600 4,021,420
Tadano Ltd. ............................ 29,300 243,495
Taihei Dengyo Kaisha Ltd. ................... 10,800 162,047
Taiheiyo Cement Corp. ..................... 29,600 749,552
Taikisha Ltd. ............................ 9,800 256,807
Taisei Corp. ............................ 40,200 3,256,298
Taiyo Holdings Co. Ltd. ..................... 21,500 634,202
Taiyo Yuden Co. Ltd. ...................... 34,600 2,139,703
Takamatsu Construction Group Co. Ltd. .......... 2,900 67,579
Takara Holdings, Inc. ...................... 38,800 506,182
Takara Standard Co. Ltd. ................... 10,100 190,206
Takasago International Corp. ................. 11,500 86,665
Takasago Thermal Engineering Co. Ltd. ......... 27,400 725,614
Takashimaya Co. Ltd. ...................... 69,000 986,414
Takeda Pharmaceutical Co. Ltd. ............... 459,300 15,770,352
Takeuchi Manufacturing Co. Ltd. .............. 9,900 458,432
Takuma Co. Ltd. ......................... 12,500 263,704

iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
67
Schedule of Investments
Security Shares Value
a
Japan (continued)
Tama Home Co. Ltd. ...................... 5,200 $ 99,157
Tamron Co. Ltd. .......................... 41,500 372,785
TBS Holdings, Inc. ........................ 7,800 293,577
TDK Corp. ............................. 542,500 10,431,438
Techno Ryowa Ltd. ....................... 2,200 76,672
Teijin Ltd. .............................. 51,900 528,940
Tekscend Photomask Corp. .................. 13,600 327,494
Terumo Corp. ........................... 377,500 5,537,885
THK Co. Ltd. ............................ 29,000 1,193,335
Timee, Inc.
(b)
............................ 12,500 115,273
TISI, Inc. .............................. 60,800 1,457,641
TKC Corp. ............................. 7,400 179,586
Toa Corp. .............................. 14,800 185,663
Toagosei Co. Ltd. ......................... 23,200 259,344
Tobu Railway Co. Ltd. ...................... 53,200 1,031,948
Tocalo Co. Ltd. .......................... 19,000 340,785
Toda Corp. ............................. 51,300 476,241
Toei Animation Co. Ltd. ..................... 22,700 419,174
Toei Co. Ltd. ............................ 7,200 273,729
Toenec Corp. ........................... 9,000 114,619
Toho Bank Ltd. (The) ...................... 56,700 302,619
Toho Co. Ltd. ........................... 149,800 1,432,988
Toho Gas Co. Ltd. ........................ 65,900 477,279
Toho Holdings Co. Ltd. ..................... 15,100 380,796
Tohoku Electric Power Co., Inc. ............... 121,700 894,284
Tokai Carbon Co. Ltd. ...................... 49,100 468,263
TOKAI Holdings Corp. ..................... 30,000 218,362
Tokai Rika Co. Ltd. ........................ 18,900 372,699
Tokai Tokyo Financial Holdings, Inc. ............ 74,500 372,075
Token Corp. ............................ 1,400 117,335
Tokio Marine Holdings, Inc. .................. 514,500 26,222,189
Tokuyama Corp. ......................... 19,100 448,020
Tokyo Century Corp. ....................... 41,400 676,522
Tokyo Electric Power Co. Holdings, Inc.
(b)
......... 422,500 1,363,965
Tokyo Electron Device Ltd. .................. 6,300 156,028
Tokyo Electron Ltd. ....................... 128,600 42,995,745
Tokyo Gas Co. Ltd. ....................... 85,200 3,289,134
Tokyo Kiraboshi Financial Group, Inc. ........... 64,200 674,949
Tokyo Metro Co. Ltd.
(a)
..................... 78,400 718,192
Tokyo Ohka Kogyo Co. Ltd. .................. 26,200 1,418,935
Tokyo Seimitsu Co. Ltd. .................... 10,600 1,103,760
Tokyo Steel Manufacturing Co. Ltd. ............. 12,300 136,499
Tokyo Tatemono Co. Ltd. .................... 54,200 1,143,688
Tokyotokeiba Co. Ltd. ...................... 4,200 132,353
Tokyu Construction Co. Ltd. .................. 27,800 201,894
Tokyu Corp. ............................ 137,700 1,511,663
Tokyu Fudosan Holdings Corp. ................ 167,200 1,389,670
Tokyu REIT, Inc. ......................... 209 248,823
TOMONY Holdings, Inc. .................... 35,200 218,005
Tomy Co. Ltd. ........................... 22,900 520,928
TOPPAN Holdings, Inc. ..................... 67,400 1,889,954
Topre Corp. ............................. 10,400 182,178
Toray Industries, Inc. ...................... 372,000 2,672,170
Toridoll Holdings Corp.
(a)
.................... 14,000 382,427
Tosei Corp. ............................. 12,200 138,425
Toshiba TEC Corp. ........................ 6,600 129,514
Tosoh Corp. ............................ 72,898 1,226,033
Totech Corp. ............................ 6,400 154,260
Totetsu Kogyo Co. Ltd. ..................... 5,700 148,504
TOTO Ltd. ............................. 36,900 1,601,429
Towa Corp. ............................. 18,500 300,049
Towa Pharmaceutical Co. Ltd. ................ 5,900 147,581
Toyo Engineering Corp.
(b)
................... 7,000 83,990
Toyo Seikan Group Holdings Ltd. .............. 28,800 731,778
Security Shares Value
a
Japan (continued)
Toyo Suisan Kaisha Ltd. .................... 24,700 $ 1,602,666
Toyo Tanso Co. Ltd. ....................... 2,500 101,454
Toyo Tire Corp. .......................... 34,300 909,787
Toyobo Co. Ltd. .......................... 26,500 249,282
Toyoda Gosei Co. Ltd. ..................... 27,900 963,204
Toyota Boshoku Corp. ..................... 25,000 348,842
Toyota Motor Corp. ....................... 2,721,800 51,509,154
Toyota Tsusho Corp. ....................... 183,100 7,599,627
Transcosmos, Inc. ........................ 6,700 159,371
TRE Holdings Corp. ....................... 9,700 122,020
Trend Micro, Inc. ......................... 34,500 1,390,069
Tri Chemical Laboratories, Inc. ................ 6,000 120,054
Trial Holdings, Inc.
(a)
....................... 10,300 202,513
Trusco Nakayama Corp. .................... 12,800 193,001
TS Tech Co. Ltd. ......................... 20,700 237,446
Tsubakimoto Chain Co. ..................... 20,100 322,503
Tsuburaya Fields Holdings, Inc. ............... 8,400 127,021
Tsugami Corp. ........................... 9,700 355,956
Tsumura & Co. .......................... 19,400 464,265
Tsuruha Holdings, Inc. ..................... 66,335 1,010,628
Tsurumi Manufacturing Co. Ltd. ............... 8,200 113,215
TV Asahi Holdings Corp. .................... 5,100 99,977
UACJ Corp. ............................ 40,200 586,773
UBE Corp. ............................. 22,100 437,649
Ulvac, Inc. ............................. 12,500 659,271
Umios Corp. ............................ 30,600 250,753
U-Next Holdings Co. Ltd.
(a)
.................. 18,700 200,755
Unicharm Corp. .......................... 315,700 2,002,470
Union Tool Co. .......................... 2,700 256,904
United Super Markets Holdings, Inc. ............ 25,900 133,627
United Urban Investment Corp. ............... 858 876,797
Unitika Ltd.
(b)
............................ 14,100 73,054
Ushio, Inc. ............................. 19,600 454,860
USS Co. Ltd. ............................ 110,400 1,394,228
UT Group Co. Ltd. ........................ 102,900 118,506
Valor Holdings Co. Ltd. ..................... 7,300 149,002
Visional, Inc.
(b)
........................... 6,100 336,112
Wacoal Holdings Corp. ..................... 9,100 250,935
Wacom Co. Ltd. .......................... 35,100 169,306
Wakita & Co. Ltd. ......................... 7,500 90,111
West Holdings Corp. ...................... 5,000 78,545
West Japan Railway Co. .................... 115,100 2,171,915
WingArc1st, Inc. ......................... 5,100 102,358
Workman Co. Ltd. ........................ 5,900 216,399
Yakult Honsha Co. Ltd. ..................... 65,900 1,166,275
YAMABIKO Corp. ........................ 7,500 180,573
Yamada Holdings Co. Ltd. ................... 137,200 612,828
Yamaguchi Financial Group, Inc. .............. 50,400 931,958
Yamaha Corp. ........................... 110,100 853,454
Yamaha Motor Co. Ltd. ..................... 252,700 2,113,805
Yamaichi Electronics Co. Ltd. ................. 4,700 243,996
Yamanashi Chuo Bank Ltd. (The) .............. 7,000 278,649
Yamato Holdings Co. Ltd. ................... 63,900 829,241
Yamato Kogyo Co. Ltd. ..................... 10,300 867,097
Yamazaki Baking Co. Ltd. ................... 34,300 724,855
Yamazen Corp. .......................... 10,700 118,538
Yaskawa Electric Corp. ..................... 65,200 1,941,512
Yellow Hat Ltd. .......................... 19,500 220,802
Yodoko Ltd. ............................ 28,500 246,821
Yokogawa Bridge Holdings Corp. .............. 7,500 138,763
Yokogawa Electric Corp. .................... 62,800 2,239,743
Yokohama Financial Group, Inc. ............... 280,900 3,197,428
Yokohama Rubber Co. Ltd. (The) .............. 34,200 1,624,529
Yonex Co. Ltd. ........................... 17,400 283,127

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
68
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Yoshinoya Holdings Co. Ltd. ................. 19,700 $ 475,831
Yuasa Co. Ltd. .......................... 3,600 130,582
Yurtec Corp. ............................ 9,900 147,450
Zacros Corp. ............................ 23,000 193,337
Zenkoku Hosho Co. Ltd. .................... 33,800 664,932
Zensho Holdings Co. Ltd. ................... 27,500 1,717,141
Zeon Corp. ............................. 37,100 520,272
ZERIA Pharmaceutical Co. Ltd. ............... 8,100 106,122
Zojirushi Corp. ........................... 8,300 74,942
ZOZO, Inc. ............................. 115,600 830,463
Zuken, Inc. ............................. 3,300 100,101
1,828,717,578
a
New Zealand  —  0 .6%
Air New Zealand Ltd. ...................... 469,646 114,808
Auckland International Airport Ltd. ............. 482,628 2,474,534
Contact Energy Ltd. ....................... 268,988 1,438,451
EBOS Group Ltd. ......................... 53,571 694,532
Fisher & Paykel Healthcare Corp. Ltd. ........... 170,345 4,074,105
Fletcher Building Ltd.
(b)
..................... 296,530 635,856
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 300,263 354,971
Infratil Ltd. ............................. 255,971 2,222,026
Kiwi Property Group Ltd. .................... 604,064 331,042
Mercury NZ Ltd. .......................... 196,548 775,605
Meridian Energy Ltd. ...................... 360,210 1,207,886
Ryman Healthcare Ltd.
(b)
.................... 260,202 328,389
Spark New Zealand Ltd. .................... 535,170 605,043
15,257,248
a
Singapore  —  5 .2%
AEM Holdings Ltd. ........................ 67,400 433,581
AIMS APAC REIT ........................ 155,865 194,535
Bitdeer Technologies Group , Class A
(b)
.......... 31,261 328,866
Bumitama Agri Ltd. ........................ 98,700 126,218
CapitaLand Ascendas REIT .................. 1,141,578 2,286,554
CapitaLand Ascott Trust .................... 735,866 519,145
CapitaLand China Trust
(a)
................... 360,435 185,494
Capitaland India Trust ...................... 265,080 219,009
CapitaLand Integrated Commercial Trust ......... 1,680,731 3,261,855
CapitaLand Investment Ltd. .................. 649,900 1,346,818
CDL Hospitality Trusts
(a)
.................... 271,055 168,062
Centurion Accommodation REIT ............... 236,990 208,633
Centurion Corp. Ltd. ....................... 99,400 120,885
China Aviation Oil Singapore Corp. Ltd. .......... 65,200 88,395
City Developments Ltd. ..................... 138,400 846,445
ComfortDelGro Corp. Ltd. ................... 574,400 600,398
DBS Group Holdings Ltd. ................... 592,140 34,164,523
Digital Core REIT Management Pte Ltd. ......... 315,600 154,671
ESR-REIT ............................. 174,935 357,410
Far East Hospitality Trust ................... 287,400 128,859
First Resources Ltd. ....................... 125,100 330,687
Food Empire Holdings Ltd.
(a)
................. 74,600 141,396
Frasers Centrepoint Trust ................... 375,389 664,066
Frasers Logistics & Commercial Trust ........... 795,583 614,126
Genting Singapore Ltd.
(a)
.................... 1,840,000 910,709
Golden Agri-Resources Ltd. .................. 1,846,300 410,305
Grab Holdings Ltd. , Class A
(b)
................. 691,384 2,419,844
Hafnia Ltd. ............................. 77,152 592,225
Haw Par Corp. Ltd. ....................... 37,800 474,262
Hong Leong Asia Ltd. ...................... 54,700 122,373
Hutchison Port Holdings Trust ................ 1,221,900 235,827
iFAST Corp. Ltd.
(a)
........................ 54,300 384,780
Keppel DC REIT ......................... 573,352 997,028
Keppel Infrastructure Trust .................. 1,255,449 533,525
Security Shares Value
a
Singapore (continued)
Keppel Ltd. ............................. 405,800 $ 3,624,182
Keppel REIT
(a)
........................... 1,054,873 756,713
Lendlease Global Commercial REIT ............ 739,870 340,212
Mapletree Industrial Trust
(a)
.................. 575,620 866,199
Mapletree Logistics Trust
(a)
.................. 973,387 940,337
Mapletree Pan Asia Commercial Trust ........... 661,595 686,107
NETLINK NBN TRUST ..................... 782,000 615,333
NTT DC REIT ........................... 214,400 197,137
Olam Group Ltd. ......................... 300,200 327,640
Oversea-Chinese Banking Corp. Ltd. ........... 940,075 21,352,133
Parkway Life REIT ........................ 127,300 418,890
Raffles Medical Group Ltd. .................. 239,000 163,999
Riverstone Holdings Ltd. .................... 128,100 83,921
Sasseur REIT ........................... 171,200 92,111
SATS Ltd. .............................. 247,378 912,060
Sea Ltd. , ADR
(b)
.......................... 107,688 11,494,617
Seatrium Ltd.
(a)
.......................... 604,295 1,012,371
Sembcorp Industries Ltd.
(a)
.................. 251,500 1,081,723
Sheng Siong Group Ltd. .................... 214,200 557,476
SIA Engineering Co. Ltd. .................... 104,300 252,198
Singapore Airlines Ltd. ..................... 435,800 2,614,277
Singapore Exchange Ltd. ................... 235,900 4,497,242
Singapore Post Ltd. ....................... 652,500 172,989
Singapore Technologies Engineering Ltd. ......... 440,000 3,457,426
Singapore Telecommunications Ltd. ............ 2,131,900 7,376,155
Starhill Global REIT ....................... 438,000 189,590
StarHub Ltd.
(a)
........................... 180,200 154,440
Stoneweg Europe Stapled Trust , NVS ........... 97,800 179,412
Suntec REIT ............................ 553,200 638,296
Super Hi International Holding Ltd.
(b)
............ 58,000 80,169
UMS Integration Ltd. ...................... 203,025 360,498
United Overseas Bank Ltd. .................. 338,700 11,454,520
UOB-Kay Hian Holdings Ltd. ................. 92,500 296,035
UOL Group Ltd. .......................... 130,200 1,004,666
Venture Corp. Ltd. ........................ 83,400 1,039,146
Wilmar International Ltd. .................... 479,900 1,467,582
Yangzijiang Financial Holding Ltd.
(a) (b)
........... 601,300 98,567
Yangzijiang Maritime Development Ltd.
(a)
......... 605,200 276,043
Yangzijiang Shipbuilding Holdings Ltd. ........... 719,400 2,195,978
Yanlord Land Group Ltd. .................... 168,400 89,957
137,989,856
a
United Kingdom  —  0 .0%
Greatland Resources Ltd.
(b)
.................. 144,134 996,709
a
Total Common Stocks — 99.5%
(Cost: $ 2,007,020,476 ) ............................... 2,639,108,499
a
Preferred Stocks
Japan  —  0 .0%
Ito En Ltd. , Preference Shares ................ 6,800 76,401
a
Total Preferred Stocks — 0.0%
(Cost: $ 86,789 ) .................................... 76,401
a
Total Long-Term Investments — 99.5%
(Cost: $ 2,007,107,265 ) ............................... 2,639,184,900

iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
69
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 24,942,416 $ 24,949,899
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 234,395 234,395
a
Total Short-Term Securities — 1.0%
(Cost: $ 25,183,236 ) ................................. 25,184,294
Total Investments —  100.5%
(Cost: $ 2,032,290,501 ) ............................... 2,664,369,194
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (13,199,555)
Net Assets — 100.0% ................................. $ 2,651,169,639
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 16,598,822  $ 8,354,400
(a)
$ —  $ (4,381) $ 1,058  $ 24,949,899  24,942,416  $ 393,335
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 140,000  94,395
(a)
—  —  —  234,395  234,395  16,979  —
$ —  $ (4,381) $ 1,058
$ 25,184,294
$ 410,314  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 36 09/10/26 $ 8,897 $ (81,792)
SPI 200 Index ....................................................................... 20 09/17/26 3,146 47,841
$ (33,951)

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Pacific ETF
70
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 47,841 $ — $ — $ — $ 47,841
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 81,792 $ — $ — $ — $ 81,792
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 3,456,473 $ — $ — $ — $ 3,456,473
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (206,304) $ — $ — $ — $ (206,304)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 15,297,066
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 53,542,496 $ 2,585,556,798 $ 9,205 $ 2,639,108,499
Preferred Stocks .......................................... — 76,401 — 76,401
Short-Term Securities
Money Market Funds ....................................... 25,184,294 — — 25,184,294
$ 78,726,790 $ 2,585,633,199 $ 9,205 $ 2,664,369,194
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 47,841 $ — $ — $ 47,841
Liabilities
Equity Contracts ............................................ — (81,792) — (81,792)
$ 47,841 $ (81,792) $ — $ (33,951)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
71
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  4 .3%
4DMedical Ltd.
(a) (b)
........................ 596,157 $ 1,516,309
Abacus Group ........................... 975,002 648,742
AGL Energy Ltd. ......................... 696,048 4,050,184
ALS Ltd. ............................... 744,690 11,239,779
Amotiv Ltd. ............................. 303,069 1,495,666
AMP Ltd. .............................. 3,462,115 5,216,639
Ampol Ltd. ............................. 308,194 8,695,435
Ansell Ltd. ............................. 259,260 5,954,105
ANZ Group Holdings Ltd. ................... 4,165,679 108,870,313
APA Group ............................. 1,837,273 13,142,764
Arafura Rare Earths Ltd.
(a) (b)
.................. 4,997,380 628,987
ARB Corp. Ltd. .......................... 137,516 1,903,805
Aristocrat Leisure Ltd. ...................... 731,899 32,895,233
ASX Ltd. .............................. 271,091 10,456,989
Atlas Arteria Ltd. ......................... 1,123,718 3,968,620
AUB Group Ltd. .......................... 222,810 4,341,695
Aurizon Holdings Ltd. ...................... 1,968,325 5,788,373
Austal Ltd.
(b)
............................ 649,899 1,639,032
Bank of Queensland Ltd. .................... 750,303 3,494,806
Beach Energy Ltd. ........................ 2,550,711 1,640,372
Bega Cheese Ltd. ........................ 698,303 2,980,437
Bellevue Gold Ltd.
(b)
....................... 3,047,141 2,667,993
Bendigo & Adelaide Bank Ltd. ................ 718,165 5,773,596
BHP Group Ltd. .......................... 6,985,196 294,429,896
BlueScope Steel Ltd. ...................... 590,146 13,535,744
Brambles Ltd. ........................... 1,851,059 25,410,780
Breville Group Ltd.
(a)
....................... 226,416 5,205,332
BWP Property Group Ltd. ................... 1,394,869 3,806,182
Capricorn Metals Ltd. ...................... 693,846 6,150,566
CAR Group Ltd. .......................... 524,522 9,577,183
Catalyst Metals Ltd.
(a) (b)
..................... 68,909 260,091
Catapult Sports Ltd.
(a) (b)
..................... 47,613 112,229
Centuria Capital Group ..................... 1,401,492 1,437,460
Challenger Ltd. .......................... 766,502 5,267,359
Champion Iron Ltd. ....................... 558,428 1,327,859
Charter Hall Group ........................ 678,922 11,101,499
Charter Hall Long Wale REIT ................. 1,308,057 3,497,268
Charter Hall Retail REIT .................... 1,111,371 3,141,267
Clarity Pharmaceuticals Ltd.
(b)
................ 102,112 169,274
Cleanaway Waste Management Ltd. ............ 2,849,347 4,679,186
Cochlear Ltd. ........................... 89,020 7,460,631
Codan Ltd. ............................. 177,650 4,989,621
Coles Group Ltd. ......................... 1,811,909 30,608,532
Collins Foods Ltd. ........................ 164,945 950,222
Commonwealth Bank of Australia .............. 2,298,884 287,371,561
Computershare Ltd. ....................... 720,186 20,693,163
Corporate Travel Management Ltd.
(b) (c)
........... 214,153 75,344
Cromwell Property Group ................... 2,317,956 701,866
CSL Ltd. ............................... 663,981 57,407,962
Deep Yellow Ltd.
(a) (b)
....................... 1,684,517 1,556,015
Deterra Royalties Ltd. ...................... 1,100,618 3,350,477
Develop Global Ltd.
(b)
...................... 146,689 498,299
Dexus ................................ 1,036,763 4,354,018
DigiCo Infrastructure REIT ................... 144,005 256,364
Domino's Pizza Enterprises Ltd. ............... 107,216 1,395,410
Downer EDI Ltd. ......................... 805,310 4,381,205
DroneShield Ltd.
(a) (b)
....................... 1,075,169 1,280,774
Dyno Nobel Ltd. .......................... 2,503,918 6,627,660
Eagers Automotive Ltd. ..................... 267,184 4,392,702
Elders Ltd. ............................. 306,098 1,207,837
Electro Optic Systems Holdings Ltd.
(b)
........... 160,429 754,355
Elevra Lithium Ltd.
(a) (b)
...................... 167,577 876,750
Security Shares Value
a
Australia (continued)
Elsight Ltd.
(a) (b)
........................... 219,971 $ 866,360
Emerald Resources NL
(b)
.................... 1,149,094 4,311,785
Endeavour Group Ltd. ..................... 1,827,993 4,461,627
EQ Resources Ltd.
(b)
...................... 2,860,477 512,242
Evolution Mining Ltd. ...................... 2,894,308 22,949,915
FireFly Metals Ltd.
(b)
....................... 259,520 316,254
Flight Centre Travel Group Ltd.
(a)
.............. 269,288 2,488,877
Fortescue Ltd. ........................... 2,246,085 29,145,770
Genesis Minerals Ltd.
(b)
..................... 1,885,888 7,554,847
Goodman Group ......................... 2,808,090 58,461,394
GPT Group (The) ......................... 2,578,794 9,288,511
GrainCorp Ltd. , Class A .................... 343,340 1,347,121
Growthpoint Properties Australia Ltd. ............ 461,802 723,183
Harvey Norman Holdings Ltd. ................ 1,121,065 3,861,062
HUB24 Ltd. ............................. 133,362 7,941,140
IDP Education Ltd. ........................ 533,008 860,018
IGO Ltd.
(b)
.............................. 1,011,844 4,869,823
Iluka Resources Ltd. ....................... 600,053 2,537,248
Imdex Ltd. ............................. 51,516 133,080
Inghams Group Ltd. ....................... 696,025 1,099,848
Insurance Australia Group Ltd. ................ 3,097,678 18,456,547
IperionX Ltd.
(a) (b)
.......................... 233,474 496,850
IPH Ltd. ............................... 781,418 2,283,292
IRESS Ltd. ............................. 305,599 1,464,654
JB Hi-Fi Ltd. ............................ 145,227 8,354,485
Judo Capital Holdings Ltd.
(b)
.................. 267,576 181,836
Kingsgate Consolidated Ltd. ................. 199,550 564,339
L1 Group Ltd. ........................... 149,570 108,150
Lendlease Corp. Ltd. ...................... 953,545 2,022,185
Lindian Resources Ltd.
(b)
.................... 1,238,480 673,828
Liontown Ltd.
(a) (b)
......................... 3,259,386 2,204,604
Lottery Corp. Ltd. (The) ..................... 2,889,449 11,320,817
Lovisa Holdings Ltd. ....................... 142,657 2,377,868
Lynas Rare Earths Ltd.
(b)
.................... 1,253,457 12,302,391
Macquarie Group Ltd. ...................... 497,178 88,258,389
Magellan Financial Group Ltd. ................ 307,370 2,057,248
McMillan Shakespeare Ltd.
(a)
................. 236,293 3,240,153
Medibank Pvt Ltd. ........................ 3,671,426 13,307,971
Megaport Ltd.
(b)
.......................... 391,479 5,003,717
Mesoblast Ltd.
(b)
......................... 749,779 1,075,972
Metals X Ltd.
(b)
.......................... 201,447 222,758
Metcash Ltd. ............................ 1,686,263 3,600,514
Mineral Resources Ltd.
(a) (b)
................... 241,499 9,815,009
Minerals 260 Ltd.
(b)
........................ 2,035,736 837,816
Mirvac Group ........................... 5,381,598 6,749,448
Monadelphous Group Ltd. ................... 236,913 4,850,574
Nanosonics Ltd.
(b)
........................ 552,743 1,219,997
National Australia Bank Ltd. .................. 4,223,539 122,296,630
Netwealth Group Ltd. ...................... 239,508 3,615,234
Neuren Pharmaceuticals Ltd.
(a) (b)
............... 197,301 2,486,968
New Hope Corp. Ltd. ...................... 848,411 3,098,349
NEXTDC Ltd.
(a) (b)
......................... 1,083,185 10,188,001
nib holdings Ltd. ......................... 796,540 4,191,416
Nickel Industries Ltd.
(b)
..................... 4,851,222 2,764,109
Nine Entertainment Co. Holdings Ltd. ........... 2,724,304 1,831,620
Northern Star Resources Ltd. ................. 1,865,965 25,860,037
NRW Holdings Ltd. ....................... 851,221 4,170,091
Nufarm Ltd.
(b)
........................... 536,726 1,128,380
Ora Banda Mining Ltd.
(b)
.................... 1,187,985 946,333
Orica Ltd. .............................. 610,547 9,973,665
Origin Energy Ltd. ........................ 2,368,392 17,868,142
Orora Ltd. .............................. 1,831,689 1,869,804
Paladin Energy Ltd.
(b)
...................... 691,295 4,569,916
Perenti Ltd. ............................. 165,236 245,190

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
72
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Australia (continued)
Perpetual Ltd. ........................... 220,348 $ 2,927,258
Perseus Mining Ltd. ....................... 1,937,219 6,631,627
PEXA Group Ltd.
(b)
........................ 223,786 1,162,439
Pinnacle Investment Management Group Ltd. ...... 360,733 4,026,071
PLS Group Ltd.
(b)
......................... 4,479,279 13,015,122
Predictive Discovery Ltd.
(b)
................... 4,215,042 1,954,886
Premier Investments Ltd. ................... 203,733 1,953,734
Pro Medicus Ltd. ......................... 82,118 9,341,651
PYC Therapeutics Ltd.
(b)
.................... 187,513 224,304
Qantas Airways Ltd. ....................... 1,107,430 7,706,623
QBE Insurance Group Ltd. .................. 2,050,862 35,571,717
Ramelius Resources Ltd. ................... 2,735,034 5,882,055
Ramsay Health Care Ltd. ................... 237,089 7,368,195
REA Group Ltd. .......................... 68,694 7,757,919
Reece Ltd.
(a)
............................ 297,858 3,344,362
Region Group ........................... 2,176,763 3,639,225
Regis Resources Ltd. ...................... 1,216,062 5,211,073
Reliance Worldwide Corp. Ltd. ................ 1,666,326 4,098,412
Resolute Mining Ltd.
(b)
..................... 1,554,593 1,017,159
Rio Tinto Ltd. ........................... 499,132 59,487,389
Sandfire Resources Ltd.
(b)
................... 693,730 9,183,165
Santos Ltd. ............................. 4,445,817 24,690,950
Scentre Group ........................... 6,912,161 18,977,443
SEEK Ltd. ............................. 484,785 5,001,863
SGH Ltd. .............................. 261,799 8,096,322
Sigma Healthcare Ltd. ..................... 7,220,391 14,888,413
Silex Systems Ltd.
(b)
....................... 140,137 449,393
Sims Ltd. .............................. 286,098 5,110,167
SiteMinder Ltd.
(b)
......................... 66,356 156,413
SmartGroup Corp. Ltd. ..................... 345,008 3,106,836
Sonic Healthcare Ltd. ...................... 606,976 9,289,462
South32 Ltd. ............................ 6,086,446 19,404,217
SRG Global Ltd. ......................... 438,272 1,031,311
Steadfast Group Ltd. ...................... 1,469,541 5,251,773
Stockland .............................. 3,267,517 9,780,886
Storage King Group
(a)
...................... 974,993 882,063
Suncorp Group Ltd. ....................... 1,457,388 19,608,782
Sunrise Energy Metals Ltd.
(b)
................. 84,257 849,767
Super Retail Group Ltd. .................... 285,244 2,660,373
Tabcorp Holdings Ltd. ...................... 3,635,657 2,278,044
Tasmea Ltd. ............................ 57,896 340,624
Technology One Ltd. ...................... 390,890 8,525,550
Telix Pharmaceuticals Ltd.
(a) (b)
................ 407,331 4,047,149
Telstra Group Ltd. ........................ 5,458,644 19,271,051
TPG Telecom Ltd. ........................ 309,634 777,360
Transurban Group ........................ 4,333,671 45,004,136
Treasury Wine Estates Ltd.
(a)
................. 1,082,276 3,743,124
Tuas Ltd.
(b)
............................. 247,402 373,706
Vault Minerals Ltd. ........................ 1,658,960 5,559,877
Ventia Services Group Pty Ltd. ................ 1,113,908 4,542,866
Vicinity Ltd. ............................. 4,862,729 9,138,750
Viva Energy Group Ltd.
(d)
................... 1,610,959 3,238,966
Vulcan Energy Resources Ltd.
(a) (b)
.............. 322,170 575,119
Washington H Soul Pattinson & Co. Ltd. ......... 498,144 16,167,177
Waypoint REIT Ltd. ....................... 1,552,999 2,715,025
WEB Travel Group Ltd.
(b)
.................... 756,969 1,808,772
Wesfarmers Ltd. ......................... 1,560,142 97,720,013
West African Resources Ltd.
(b)
................ 1,938,649 3,863,566
Westgold Resources Ltd. ................... 1,407,402 4,691,383
Westpac Banking Corp. .................... 4,710,337 124,905,272
Whitehaven Coal Ltd. ...................... 1,119,748 5,529,931
WiseTech Global Ltd. ...................... 276,069 7,115,660
Woodside Energy Group Ltd. ................. 2,626,991 61,484,530
Woolworths Group Ltd. ..................... 1,702,354 47,505,228
Security Shares Value
a
Australia (continued)
Worley Ltd. ............................. 558,086 $ 4,142,355
Xero Ltd.
(a) (b)
............................ 237,767 11,870,525
Yancoal Australia Ltd. ...................... 616,204 2,428,035
Zip Co. Ltd.
(a) (b)
.......................... 1,834,506 3,284,374
2,496,584,207
a
Austria  —  0 .3%
ANDRITZ AG ........................... 81,496 7,676,741
AT&S Austria Technologie & Systemtechnik AG
(b)
... 33,885 5,189,191
BAWAG Group AG
(d)
....................... 100,413 20,363,308
CA Immobilien Anlagen AG
(a)
................. 81,532 2,270,550
CPI Europe AG
(b)
......................... 92,860 1,665,890
DO & CO AG ........................... 14,001 3,269,308
Erste Group Bank AG ...................... 421,970 55,161,216
EVN AG ............................... 65,345 2,214,024
Lenzing AG
(a) (b)
.......................... 32,951 895,316
Oesterreichische Post AG
(a)
.................. 65,460 2,459,534
OMV AG .............................. 168,910 12,351,569
Raiffeisen Bank International AG .............. 162,992 11,190,794
UNIQA Insurance Group AG ................. 269,412 5,606,889
Verbund AG
(a)
........................... 71,497 4,907,485
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 65,204 5,343,444
voestalpine AG .......................... 134,732 7,018,218
Wienerberger AG , Bearer ................... 136,489 3,359,320
150,942,797
a
Belgium  —  0 .7%
Ackermans & van Haaren N.V. ................ 28,782 8,932,726
Aedifica SA ............................. 120,400 9,736,056
Ageas SA/N.V. .......................... 169,993 14,068,126
Anheuser-Busch InBev SA/N.V. ............... 1,231,063 106,922,705
Argenx SE
(b)
............................ 86,183 73,815,481
Azelis Group N.V. ........................ 282,009 3,682,760
Barco N.V. ............................. 152,189 1,378,923
Bekaert SA ............................. 77,341 3,554,330
CMB Tech N.V. .......................... 210,060 3,432,228
CMB Tech N.V. .......................... 1,620 26,323
Colruyt Group N.V.
(a)
....................... 65,340 2,929,223
Deme Group N.V. ........................ 18,294 3,490,133
D'ieteren Group .......................... 32,814 6,772,976
Elia Group SA/N.V. , Class B ................. 62,253 8,919,903
Fagron ................................ 105,104 2,807,399
Financiere de Tubize SA .................... 26,562 5,940,520
Groupe Bruxelles Lambert N.V. ............... 84,264 7,600,343
KBC Ancora ............................ 72,255 7,382,788
KBC Group N.V. ......................... 319,578 45,974,079
Kinepolis Group N.V. ...................... 30,935 1,442,599
Lakefront Biotherapeutics N.V.
(a) (b)
.............. 61,751 1,693,962
Lotus Bakeries N.V. ....................... 506 6,490,059
Melexis N.V. ............................ 36,519 2,867,621
Montea N.V. ............................ 39,503 3,096,010
Proximus SADP .......................... 240,137 1,779,172
Sofina SA .............................. 19,551 5,540,460
Solvay SA , Class A ....................... 87,515 2,682,285
Syensqo SA ............................ 94,313 8,389,821
Tessenderlo Group SA ..................... 53,259 1,311,496
UCB SA ............................... 169,510 43,510,405
Umicore SA ............................ 303,207 7,568,007
Vastned N.V. ............................ 33,483 1,147,730
VGP N.V. .............................. 37,468 3,650,835
Warehouses De Pauw CVA .................. 240,870 6,198,779
Xior Student Housing N.V. ................... 85,122 2,708,950
417,445,213
a

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
73
Schedule of Investments
Security Shares Value
a
Bermuda  —  0 .0%
AutoStore Holdings Ltd.
(a) (b) (d)
................. 887,336 $ 1,132,399
a
Brazil  —  1 .0%
Allos SA ............................... 921,134 4,922,624
Ambev SA ............................. 5,821,888 18,364,418
Aura Minerals, Inc. ........................ 56,858 3,102,741
Auren Energia SA , Class ON
(b)
................ 822,307 1,781,153
Axia Energia SA ......................... 1,856,185 19,341,249
Azzas 2154 SA .......................... 254,690 824,992
B3 SA - Brasil Bolsa Balcao .................. 7,101,374 22,036,162
Banco Bradesco SA ....................... 1,741,592 5,493,634
Banco BTG Pactual SA ..................... 1,637,046 18,343,157
Banco do Brasil SA ....................... 1,969,342 8,294,379
BB Seguridade Participacoes SA .............. 718,339 5,846,871
Bradsaude SA ........................... 410,570 1,289,422
Brava Energia ........................... 608,454 2,376,609
Caixa Seguridade Participacoes SA ............ 797,019 3,183,894
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 3,446,761 18,834,574
Cia de Saneamento de Minas Gerais Copasa MG ... 380,157 4,812,380
Cia De Saneamento do Parana Sanepar ......... 452,566 3,234,559
Cia Paranaense de Energia - Copel ............ 2,080,020 6,085,181
Cia Siderurgica Nacional SA
(b)
................ 870,328 830,985
Cosan SA
(b)
............................. 1,557,431 1,250,455
CPFL Energia SA ......................... 299,790 2,728,724
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .......................... 612,926 2,583,910
Dexco SA
(b)
............................. 690,908 695,113
EcoRodovias Infraestrutura e Logistica SA ........ 484,504 662,362
Embraer SA ............................ 964,000 16,523,867
Energisa SA ............................ 600,037 5,896,027
Eneva SA
(b)
............................. 1,661,421 8,623,139
Engie Brasil Energia SA .................... 403,001 2,369,121
Equatorial SA ........................... 1,545,256 11,784,934
Fleury SA .............................. 480,776 1,625,618
GPS Participacoes e Empreendimentos SA
(d)
...... 787,804 1,821,422
Grendene SA ........................... 430,110 318,182
Hapvida Participacoes e Investimentos SA
(b) (d)
..... 456,159 1,015,056
Hypera SA ............................. 620,520 2,603,683
Iguatemi SA ............................ 782,584 3,833,298
Inter & Co., Inc. , Class A .................... 408,557 2,287,919
IRB-Brasil Resseguros SA ................... 138,707 1,533,968
Itau Unibanco Holding SA ................... 594,948 5,356,604
JBS N.V. , Class A ........................ 458,686 6,430,778
Klabin SA .............................. 1,055,818 3,801,166
Localiza Rent a Car SA ..................... 1,185,724 8,797,349
Lojas Renner SA ......................... 1,427,355 3,829,444
M Dias Branco SA ........................ 227,497 769,670
Magazine Luiza SA ....................... 476,164 472,486
MBRF Global Foods Co. SA ................. 953,368 3,298,793
Minerva SA ............................. 1,323,781 955,789
Motiva Infraestrutura de Mobilidade SA .......... 1,877,969 5,468,140
MRV Engenharia e Participacoes SA
(b)
.......... 505,866 473,019
Multiplan Empreendimentos Imobiliarios SA ....... 586,419 3,254,188
Natura Cosmeticos SA
(b)
.................... 1,238,608 2,047,589
NU Holdings Ltd. , Class A
(b)
.................. 4,991,736 71,531,577
Pagseguro Digital Ltd. , Class A ............... 293,110 2,825,580
Petroleo Brasileiro SA - Petrobras .............. 5,052,358 48,877,551
Porto Seguro SA ......................... 9,211 99,394
PRIO SA
(b)
............................. 1,076,354 12,920,537
Raia Drogasil SA ......................... 1,634,140 5,957,391
Rede D'Or Sao Luiz SA
(d)
................... 996,449 6,809,227
Rumo SA .............................. 1,672,991 4,765,689
Sao Martinho SA ......................... 328,555 941,108
Sendas Distribuidora SA .................... 1,948,933 3,267,990
Security Shares Value
a
Brazil (continued)
SLC Agricola SA ......................... 560,781 $ 1,480,179
Smartfit Escola de Ginastica e Danca SA ......... 721,489 2,803,889
StoneCo Ltd. , Class A ...................... 334,219 3,801,741
Suzano SA ............................. 751,762 6,424,416
Telefonica Brasil SA ....................... 1,026,554 6,607,904
TIM SA ............................... 1,407,810 5,396,121
TOTVS SA ............................. 647,073 3,964,785
Transmissora Alianca de Energia Eletrica SA ...... 471,809 3,691,338
Ultrapar Participacoes SA ................... 1,221,001 7,960,720
Vale SA ............................... 4,817,110 72,487,330
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA ....................... 1,471,201 969,356
Vibra Energia SA ......................... 1,482,097 10,540,149
WEG SA .............................. 2,130,565 19,838,172
XP, Inc. , Class A ......................... 552,544 9,426,401
575,499,342
a
Canada  —  8 .2%
5N Plus, Inc.
(b)
........................... 108,325 2,517,551
Abaxx Technologies, Inc.
(a) (b)
................. 33,479 587,736
AbraSilver Resource Corp.
(b)
................. 138,902 1,345,571
Advantage Energy Ltd.
(b)
.................... 383,645 3,010,376
Aecon Group, Inc. ........................ 112,394 3,626,337
Agnico Eagle Mines Ltd. .................... 691,631 100,410,701
Air Canada
(b)
............................ 241,884 4,377,499
Alamos Gold, Inc. , Class A .................. 575,018 15,980,812
Algonquin Power & Utilities Corp. .............. 884,058 5,171,221
Alimentation Couche-Tard, Inc. ................ 947,386 61,505,582
Allied Gold Corp.
(b)
........................ 158,629 2,878,712
Allied Properties REIT
(a)
.................... 195,439 1,369,056
AltaGas Ltd. ............................ 404,599 16,099,106
Altius Minerals Corp.
(a)
..................... 26,800 1,108,629
Altus Group Ltd. ......................... 73,033 2,439,209
Americas Gold & Silver Corp.
(a) (b)
.............. 442,188 1,681,251
ARC Resources Ltd. ....................... 771,193 18,445,698
Aris Mining Corp.
(b)
........................ 289,186 3,863,790
Aritzia, Inc.
(b)
............................ 131,067 13,059,485
Atco Ltd. , Class I , NVS ..................... 57,361 3,265,671
Athabasca Oil Corp.
(b)
...................... 659,175 4,871,458
AtkinsRealis Group, Inc. .................... 219,682 13,616,413
ATS Corp.
(b)
............................ 151,841 4,143,038
Avino Silver & Gold Mines Ltd.
(b)
............... 198,785 1,052,170
Aya Gold & Silver, Inc.
(a) (b)
................... 235,043 4,617,530
B2Gold Corp. ........................... 1,577,731 5,908,683
Badger Infrastructure Solutions Ltd. ............ 57,315 3,633,064
Ballard Power Systems, Inc.
(b)
................ 465,206 1,237,806
Bank of Montreal ......................... 948,425 170,132,635
Bank of Nova Scotia (The) ................... 1,721,349 150,996,388
Barrick Mining Corp. ....................... 2,280,034 83,680,671
Bausch Health Companies, Inc.
(b)
.............. 377,486 2,598,523
Baytex Energy Corp. ...................... 1,051,444 4,792,758
BCE, Inc. .............................. 341,352 7,404,868
Birchcliff Energy Ltd. ...................... 459,528 2,094,649
Bird Construction, Inc. ..................... 59,064 2,817,427
BlackBerry Ltd.
(b)
......................... 828,550 7,051,112
Boardwalk REIT ......................... 45,545 2,152,410
Bombardier, Inc. , Class B
(b)
.................. 118,178 28,471,975
Boralex, Inc. , Class A ...................... 123,358 3,262,913
BOYD GROUP SERVICES, INC. .............. 44,627 4,613,117
Brookfield Asset Management Ltd. , Class A ....... 449,958 21,765,276
Brookfield Business Corp. , Class A ............. 33,099 981,743
Brookfield Corp. , Class A .................... 2,743,086 116,583,846
Brookfield Infrastructure Corp. , Class A .......... 196,375 8,301,304
Brookfield Renewable Corp. ................. 186,010 6,207,189
Brookfield Wealth Solutions Ltd.
(a) (b)
............. 26,870 1,162,894

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
74
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Canada (continued)
BRP, Inc. .............................. 62,252 $ 3,846,537
CAE, Inc.
(b)
............................. 407,280 10,505,578
Cameco Corp. ........................... 602,940 52,033,870
Canada Goose Holdings, Inc.
(a) (b)
.............. 94,516 844,802
Canadian Apartment Properties REIT ........... 158,987 3,930,870
Canadian Imperial Bank of Commerce .......... 1,266,066 149,957,270
Canadian National Railway Co. ............... 698,234 88,782,830
Canadian Natural Resources Ltd. .............. 2,868,893 136,665,602
Canadian Pacific Kansas City Ltd. ............. 1,218,999 108,278,172
Canadian Tire Corp. Ltd. , Class A , NVS .......... 58,506 8,538,950
Canadian Utilities Ltd. , Class A , NVS ............ 109,508 4,352,667
Canfor Corp.
(a) (b)
.......................... 144,809 1,550,510
Capital Power Corp.
(a)
...................... 220,653 10,368,023
Capstone Copper Corp.
(b)
................... 1,190,332 11,301,722
Cardinal Energy Ltd. ....................... 423,952 3,480,891
Cascades, Inc. .......................... 81,816 786,148
CCL Industries, Inc. , Class B , NVS ............. 197,031 13,064,188
Celestica, Inc.
(b)
.......................... 158,581 52,474,208
Cenovus Energy, Inc. ...................... 1,824,461 55,012,995
Centerra Gold, Inc. ........................ 345,431 5,938,501
CES Energy Solutions Corp. ................. 390,427 4,550,827
CGI, Inc. .............................. 246,874 18,070,222
Choice Properties REIT .................... 378,236 4,306,200
Cogeco Communications, Inc. ................ 36,664 1,545,702
Collective Mining Ltd.
(b)
..................... 19,944 246,126
Colliers International Group, Inc. ............... 56,664 5,571,613
Constellation Software, Inc. .................. 27,720 59,380,735
Cronos Group, Inc.
(b)
...................... 664,585 1,872,605
Definity Financial Corp. ..................... 116,056 6,625,503
Denison Mines Corp.
(a) (b)
.................... 1,492,798 4,206,265
Descartes Systems Group, Inc. (The)
(b)
.......... 116,722 8,765,911
Discovery Mining Ltd.
(a) (b)
.................... 934,160 5,830,795
Dollarama, Inc. .......................... 376,865 51,339,237
DPM Metals, Inc. ......................... 337,210 11,854,128
Dream Industrial REIT ..................... 356,065 3,655,010
Eldorado Gold Corp. ....................... 285,840 8,627,093
Element Fleet Management Corp. ............. 554,797 12,450,629
Emera, Inc. ............................. 397,200 21,224,990
Empire Co. Ltd. , Class A , NVS ................ 140,331 5,136,344
Enbridge, Inc. ........................... 3,011,893 163,888,574
Endeavour Silver Corp.
(a) (b)
.................. 497,728 3,731,584
Enerflex Ltd. ............................ 165,044 3,675,624
Energy Fuels, Inc.
(a) (b)
...................... 368,592 4,222,697
Enghouse Systems Ltd. .................... 70,281 861,310
EQB, Inc.
(a)
............................. 53,457 5,418,344
Equinox Gold Corp. ....................... 1,032,749 9,253,007
ERO Copper Corp.
(b)
...................... 165,477 4,443,096
Exchange Income Corp. .................... 16,702 1,495,835
Extendicare, Inc. ......................... 167,968 4,251,171
Fairfax Financial Holdings Ltd. ................ 26,659 44,643,580
Finning International, Inc. ................... 185,962 12,323,622
First Capital REIT ........................ 237,116 3,878,496
First Majestic Silver Corp. ................... 683,139 10,253,055
First Quantum Minerals Ltd.
(b)
................ 964,290 26,730,613
FirstService Corp.
(a)
....................... 54,578 7,688,068
Fortis, Inc. ............................. 648,396 36,909,798
Fortuna Mining Corp.
(b)
..................... 483,432 4,072,712
Franco-Nevada Corp. ...................... 260,998 55,526,657
Freehold Royalties Ltd. ..................... 300,029 3,664,084
G Mining Ventures Corp.
(a) (b)
.................. 283,232 8,633,233
G3 Goldfields, Inc.
(b)
....................... 89,637 29,103
George Weston Ltd. ....................... 209,416 15,651,114
GFL Environmental, Inc. .................... 315,168 13,014,998
Gibson Energy, Inc. ....................... 195,678 4,479,300
Security Shares Value
a
Canada (continued)
Gildan Activewear, Inc. ..................... 262,378 $ 14,524,045
GoGold Resources, Inc.
(b)
................... 83,799 173,355
Granite REIT ............................ 40,686 2,792,310
Great-West Lifeco, Inc. ..................... 336,965 22,340,141
Groupe Dynamite, Inc. ..................... 23,014 929,359
H&R REIT ............................. 309,508 2,433,055
Hammond Power Solutions, Inc. , Class A
(a)
....... 14,385 2,572,440
Headwater Exploration, Inc. .................. 520,106 4,915,936
Highlander Silver Corp.
(b)
.................... 63,089 268,675
Hudbay Minerals, Inc. ...................... 620,203 14,073,301
Hydro One Ltd.
(d)
......................... 404,265 16,841,371
i-80 Gold Corp.
(b)
......................... 777,944 1,009,993
iA Financial Corp., Inc. ..................... 124,169 18,358,960
IAMGOLD Corp.
(b)
........................ 818,894 11,589,583
IGM Financial, Inc. ........................ 82,029 5,100,152
Imperial Oil Ltd. .......................... 204,993 26,577,364
Intact Financial Corp. ...................... 239,382 47,002,101
International Petroleum Corp.
(b)
............... 34,224 771,465
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 1,132,202 8,133,020
Jamieson Wellness, Inc.
(d)
................... 120,544 3,555,655
K92 Mining, Inc.
(b)
........................ 339,028 5,448,729
Keyera Corp. ........................... 402,911 17,118,364
Killam Apartment REIT
(a)
.................... 171,797 2,278,208
Kinaxis, Inc.
(b)
........................... 53,327 6,390,795
Kinross Gold Corp. ........................ 1,669,469 38,490,023
Labrador Iron Ore Royalty Corp. ............... 130,951 2,498,798
Laurentian Bank of Canada .................. 74,856 2,150,872
Lightspeed Commerce, Inc.
(b)
................. 296,937 2,995,106
Linamar Corp. ........................... 52,992 3,908,295
Lithium Americas Corp.
(a) (b)
.................. 558,361 1,597,195
Loblaw Companies Ltd. .................... 765,560 35,939,297
Lundin Gold, Inc. ......................... 138,354 7,746,482
Lundin Mining Corp. ....................... 966,659 23,934,611
LunR Royalties Corp. , (Acquired 05/31/23, Cost:
$273,197)
(b) (e)
.......................... 42,347 560,357
Magna International, Inc. .................... 359,667 24,666,252
Manulife Financial Corp. .................... 2,265,978 100,638,292
Maple Leaf Foods, Inc. ..................... 125,637 2,563,197
MDA Space Ltd.
(b)
........................ 200,159 6,059,670
Methanex Corp. .......................... 95,969 5,333,627
Metro, Inc. , Class A ....................... 256,747 17,065,796
Montage Gold Corp.
(a) (b)
..................... 413,992 4,683,749
MTY Food Group, Inc. ..................... 39,704 970,048
Mullen Group Ltd. ........................ 203,868 4,003,628
National Bank of Canada ................... 535,937 86,688,101
New Pacific Metals Corp.
(b)
.................. 32,848 152,073
NexGen Energy Ltd.
(a) (b)
.................... 961,496 8,792,937
NFI Group, Inc.
(b)
......................... 168,347 3,028,649
NGEx Minerals Ltd.
(a) (b)
..................... 266,932 4,769,873
North West Co., Inc. (The) ................... 100,286 3,637,724
Northern Dynasty Minerals Ltd.
(b)
.............. 547,278 765,178
Northland Power, Inc. ...................... 340,319 5,297,115
Novagold Resources, Inc.
(b)
.................. 479,649 2,791,979
Nutrien Ltd. ............................. 658,639 45,461,290
OceanaGold Corp. ........................ 347,406 8,376,305
Onex Corp. ............................. 77,730 5,951,805
Open Text Corp. ......................... 332,014 8,417,290
OR Royalties, Inc. ........................ 293,760 8,729,922
Orla Mining Ltd. .......................... 432,215 3,866,302
Osisko Metals, Inc.
(b)
...................... 288,142 326,815
Pan American Silver Corp. ................... 590,457 25,423,536
Paramount Resources Ltd. , Class A ............ 143,062 3,019,727
Parex Resources, Inc. ..................... 155,353 2,690,709
Pason Systems, Inc. ....................... 194,819 1,723,263

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
75
Schedule of Investments
Security Shares Value
a
Canada (continued)
Pembina Pipeline Corp. .................... 780,625 $ 38,166,735
Peyto Exploration & Development Corp.
(a)
........ 321,628 5,903,262
Poseidon Concepts Corp.
(b) (c)
................. 293 —
Power Corp. of Canada .................... 741,761 50,690,662
PrairieSky Royalty Ltd.
(a)
.................... 299,079 7,396,704
Precision Drilling Corp.
(b)
.................... 32,100 2,495,916
Premium Brands Holdings Corp.
(a)
............. 56,391 3,729,365
Primaris REIT ........................... 79,215 1,294,586
Quebecor, Inc. , Class B .................... 204,623 9,468,840
RB Global, Inc. .......................... 261,932 28,729,653
Restaurant Brands International, Inc. ............ 443,416 32,794,786
Richelieu Hardware Ltd. .................... 92,193 2,332,035
Rio2 Ltd.
(b)
............................. 393,315 729,478
RioCan REIT ............................ 272,852 4,317,051
Rockpoint Gas Storage, Inc. , Class A ........... 54,385 1,023,028
Rogers Communications, Inc. , Class B , NVS ...... 493,317 16,701,377
Royal Bank of Canada ..................... 1,911,285 400,035,760
Russel Metals, Inc. ........................ 93,313 4,477,107
Saputo, Inc. ............................ 287,555 8,088,093
Seabridge Gold, Inc.
(b)
..................... 118,255 3,048,640
Secure Waste Infrastructure Corp.
(a)
............ 330,771 5,700,629
Shopify, Inc. , Class A
(b)
..................... 1,691,339 198,083,987
Sigma Lithium Corp.
(a) (b)
.................... 70,592 696,743
Silvercorp Metals, Inc. ..................... 283,600 2,636,022
Skeena Resources Ltd.
(b)
................... 137,644 3,651,589
SmartCentres REIT
(a)
...................... 166,050 3,500,216
Snowline Gold Corp.
(a) (b)
.................... 103,771 995,627
South Bow Corp. ......................... 270,587 10,033,251
Southern Cross Gold Consolidated Ltd.
(b)
......... 177,453 1,139,264
Spartan Delta Corp.
(b)
...................... 131,409 1,115,502
Spin Master Corp.
(d)
....................... 55,816 819,412
Sprott, Inc. ............................. 33,516 3,444,723
SSR Mining, Inc.
(a) (b)
....................... 292,488 7,477,811
Stantec, Inc. ............................ 156,901 11,072,665
Stella-Jones, Inc. ......................... 78,853 4,350,316
StorageVault Canada, Inc. ................... 934,644 3,200,265
Strathcona Resources Ltd. .................. 70,420 2,135,934
Sun Life Financial, Inc. ..................... 748,201 62,077,439
Suncor Energy, Inc. ....................... 1,630,345 109,484,380
Superior Plus Corp. ....................... 295,455 1,681,871
Talon Metals Corp.
(b)
....................... 54,424 195,280
Tamarack Valley Energy Ltd. ................. 661,401 6,326,916
TC Energy Corp. ......................... 1,421,670 95,734,671
Teck Resources Ltd. , Class B ................ 623,760 37,536,394
TELUS Corp. ........................... 543,494 5,187,395
Tenaz Energy Corp.
(b)
...................... 33,815 1,356,363
TerraVest Industries, Inc.
(a)
................... 16,291 1,327,475
TFI International, Inc. ...................... 105,721 14,282,912
Thomson Reuters Corp. .................... 205,539 20,163,158
TMX Group Ltd. .......................... 385,361 14,085,600
Topaz Energy Corp. ....................... 169,620 3,829,563
Torex Gold Resources, Inc. .................. 121,904 4,691,458
Toromont Industries Ltd. .................... 112,710 16,954,138
Toronto-Dominion Bank (The) ................ 2,283,141 273,680,503
Tourmaline Oil Corp. ....................... 489,293 21,608,681
TransAlta Corp. .......................... 419,217 5,251,240
Trekor Metals Ltd.
(b)
....................... 338,595 2,284,915
Triple Flag Precious Metals Corp. .............. 138,882 3,989,570
Trisura Group Ltd.
(b)
....................... 87,657 2,604,980
Valeura Energy, Inc.
(b)
...................... 16,567 147,961
Vermilion Energy, Inc. ...................... 254,845 3,032,289
Vizsla Silver Corp.
(a) (b)
...................... 363,770 1,136,579
Wesdome Gold Mines Ltd.
(b)
................. 241,569 4,482,084
West Fraser Timber Co. Ltd. ................. 62,880 4,071,938
Security Shares Value
a
Canada (continued)
Westshore Terminals Investment Corp. .......... 44,097 $ 1,261,397
Wheaton Precious Metals Corp. ............... 614,579 66,848,098
Whitecap Resources, Inc. ................... 1,736,243 20,485,401
Winpak Ltd. ............................ 67,610 2,120,635
WSP Global, Inc. ......................... 183,824 22,458,563
4,795,380,943
a
Chile  —  0 .1%
Aguas Andinas SA , Class A .................. 4,981,855 1,819,134
Banco de Chile .......................... 55,997,713 11,666,918
Banco de Credito e Inversiones SA ............. 105,572 7,596,415
Banco Santander Chile ..................... 73,324,988 6,387,298
CAP SA
(b)
.............................. 122,273 779,733
Cencosud SA ........................... 1,649,596 3,468,454
Cia Cervecerias Unidas SA .................. 343,739 1,990,895
Colbun SA ............................. 12,899,524 1,928,373
Empresa Nacional de Telecomunicaciones SA ..... 290,982 1,136,074
Empresas CMPC SA ...................... 1,292,110 1,466,175
Empresas Copec SA ...................... 464,375 3,171,585
Enel Chile SA ........................... 55,698,117 4,911,738
Engie Energia Chile SA ..................... 1,217,753 2,412,585
Falabella SA ............................ 902,683 6,035,039
Latam Airlines Group SA .................... 445,545,370 11,855,652
Parque Arauco SA ........................ 1,214,667 5,151,312
Plaza SA .............................. 1,020,465 4,137,726
Veolia Inversiones Aguas del Gran Santiago Ltda. ... 1,023,015 1,036,692
Vina Concha y Toro SA ..................... 1,056,513 959,072
77,910,870
a
China  —  6 .4%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 384,000 1,128,769
3SBio, Inc.
(b) (d)
........................... 2,573,500 5,495,866
AAC Technologies Holdings, Inc. .............. 1,143,500 5,618,914
Abbisko Cayman Ltd.
(b)
..................... 73,000 93,667
Accelink Technologies Co. Ltd. , Class A
(b)
........ 63,200 1,510,111
ACM Research Shanghai, Inc. , Class A .......... 16,400 657,892
Advanced Fiber Resources Zhuhai Ltd. , Class A .... 20,600 621,373
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 93,496 4,753,583
AECC Aviation Power Co. Ltd. , Class A .......... 252,600 1,295,893
Agricultural Bank of China Ltd. , Class A .......... 7,352,300 7,512,409
Agricultural Bank of China Ltd. , Class H .......... 36,202,000 29,105,665
Aier Eye Hospital Group Co. Ltd. , Class A ........ 971,754 1,306,193
Air China Ltd. , Class A
(b)
.................... 2,126,700 1,969,726
AK Medical Holdings Ltd.
(d)
.................. 1,234,000 869,079
Akeso, Inc.
(b) (d)
........................... 896,000 10,735,596
Alibaba Group Holding Ltd. .................. 23,009,672 350,515,373
Alibaba Health Information Technology Ltd.
(a) (b)
..... 7,906,000 3,629,819
Alphamab Oncology
(b) (d)
..................... 147,000 139,867
Aluminum Corp. of China Ltd. , Class A .......... 1,273,100 1,809,334
Aluminum Corp. of China Ltd. , Class H .......... 5,012,000 5,457,520
Anhui Conch Cement Co. Ltd. , Class A .......... 327,187 899,130
Anhui Conch Cement Co. Ltd. , Class H .......... 1,800,000 4,241,006
Anhui Gujing Distillery Co. Ltd. , Class A .......... 66,000 926,668
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(b)
................................. 298,100 1,159,294
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 3,800 133,258
ANTA Sports Products Ltd. .................. 1,676,200 16,869,970
Anxin-China Holdings Ltd. , NVS
(b) (c)
............. 1,004,000 1
Ascentage Pharma Group International
(b) (d)
........ 566,000 2,438,621
Atour Lifestyle Holdings Ltd. , ADR ............. 52,962 1,818,185
Autohome, Inc. , ADR ...................... 112,397 2,609,858
Avary Holding Shenzhen Co. Ltd. , Class A ........ 133,200 1,606,749

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
76
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
AviChina Industry & Technology Co. Ltd. , Class H ... 3,293,000 $ 1,265,184
Baidu, Inc. , Class A
(b)
...................... 2,890,056 40,034,786
Bank of Beijing Co. Ltd. , Class A .............. 2,308,893 1,784,896
Bank of China Ltd. , Class A .................. 3,945,700 3,540,644
Bank of China Ltd. , Class H .................. 91,698,000 64,326,591
Bank of Communications Co. Ltd. , Class A ........ 4,059,963 4,314,686
Bank of Communications Co. Ltd. , Class H ....... 10,107,000 9,737,841
Bank of Jiangsu Co. Ltd. , Class A .............. 1,848,500 3,238,492
Bank of Nanjing Co. Ltd. , Class A .............. 1,237,700 2,131,738
Bank of Ningbo Co. Ltd. , Class A .............. 715,871 3,379,805
Bank of Shanghai Co. Ltd. , Class A ............. 1,629,351 2,280,264
Baoshan Iron & Steel Co. Ltd. , Class A .......... 3,058,276 2,775,807
Beijing Capital International Airport Co. Ltd. , Class H
(b)
3,570,000 782,757
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 11,000 134,259
Beijing Enterprises Holdings Ltd. .............. 775,500 3,127,894
Beijing Enterprises Water Group Ltd. ............ 7,510,000 2,210,321
Beijing Kingsoft Office Software, Inc. , Class A ...... 61,200 2,450,928
Beijing New Building Materials PLC , Class A ...... 534,500 1,526,552
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 448,513 1,748,234
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(b)
............................. 320,760 1,455,054
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 4,076,900 3,096,905
BeOne Medicines Ltd. , Class H
(b)
.............. 1,146,179 28,333,527
Bilibili, Inc. , Class Z
(b)
...................... 346,764 6,600,856
Biocytogen Pharmaceuticals Beijing Co. Ltd. , Class H
(b)
21,000 133,982
Biwin Storage Technology Co. Ltd. , Class A ....... 39,800 1,325,889
BOC Aviation Ltd.
(d)
....................... 288,000 2,838,848
BOE Technology Group Co. Ltd. , Class A ......... 3,389,300 2,757,253
Bosideng International Holdings Ltd. ............ 6,912,000 4,355,822
Brilliance China Automotive Holdings Ltd. ........ 5,710,000 1,492,129
BYD Co. Ltd. , Class A ...................... 548,200 7,772,524
BYD Co. Ltd. , Class H ..................... 4,916,400 58,774,733
BYD Electronic International Co. Ltd.
(a)
.......... 1,108,000 3,318,025
C&D International Investment Group Ltd. ......... 1,544,000 3,026,023
Cambricon Technologies Corp. Ltd. , Class A ....... 53,522 8,749,472
Canmax Technologies Co. Ltd. , Class A
(b)
........ 72,100 577,953
CARsgen Therapeutics Holdings Ltd.
(b) (d)
......... 217,500 371,911
CGN Mining Co. Ltd.
(a)
..................... 5,625,000 1,738,515
CGN New Energy Holdings Co. Ltd. ............ 2,778,000 826,352
CGN Power Co. Ltd. , Class H
(d)
............... 15,509,000 5,718,862
Changchun High-Tech Industry Group Co. Ltd. , Class A 99,200 1,190,235
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 137,400 2,249,259
China BlueChemical Ltd. , Class H ............. 4,530,000 1,223,275
China CITIC Bank Corp. Ltd. , Class A ........... 441,800 511,648
China CITIC Bank Corp. Ltd. , Class H ........... 11,050,000 10,895,614
China Coal Energy Co. Ltd. , Class H ............ 2,813,000 3,855,562
China Communications Services Corp. Ltd. , Class H . 3,108,000 1,691,712
China Conch Venture Holdings Ltd. ............. 2,363,000 2,654,226
China Construction Bank Corp. , Class A ......... 1,952,000 3,135,759
China Construction Bank Corp. , Class H ......... 116,739,000 136,984,568
China CSSC Holdings Ltd. , Class A ............ 747,500 3,893,749
China Datang Corp. Renewable Power Co. Ltd. , Class
H .................................. 4,808,000 784,650
China East Education Holdings Ltd.
(b) (d)
.......... 954,000 552,742
China Eastern Airlines Corp. Ltd. , Class A
(b)
....... 2,270,993 1,257,344
China Education Group Holdings Ltd.
(a) (b)
......... 1,390,000 337,282
China Energy Engineering Corp. Ltd. , Class A ..... 3,218,800 1,239,268
China Everbright Bank Co. Ltd. , Class A ......... 3,977,500 1,867,784
China Everbright Environment Group Ltd. ........ 5,218,629 3,398,412
China Everbright Ltd.
(a)
..................... 1,604,000 1,194,097
China Feihe Ltd.
(d)
........................ 5,338,000 2,240,835
China Galaxy Securities Co. Ltd. , Class A ........ 857,000 1,602,220
China Galaxy Securities Co. Ltd. , Class H ........ 4,873,500 4,733,132
Security Shares Value
a
China (continued)
China Gas Holdings Ltd. .................... 3,500,600 $ 2,730,420
China Gold International Resources Corp. Ltd. ..... 318,300 7,186,013
China Greatwall Technology Group Co. Ltd. , Class A
(b)
67,700 137,585
China Hongqiao Group Ltd. .................. 4,402,500 13,853,175
China International Capital Corp. Ltd. , Class A ..... 503,300 2,631,300
China International Capital Corp. Ltd. , Class H
(d)
.... 2,133,200 5,883,258
China Jinmao Holdings Group Ltd. ............. 6,712,000 1,180,332
China Jushi Co. Ltd. , Class A ................. 285,100 1,592,493
China Lesso Group Holdings Ltd. .............. 1,515,000 781,329
China Life Insurance Co. Ltd. , Class A ........... 210,000 1,227,178
China Life Insurance Co. Ltd. , Class H .......... 10,154,000 37,802,737
China Literature Ltd.
(b) (d)
.................... 634,200 1,637,836
China Longyuan Power Group Corp. Ltd. , Class H .. 3,659,000 2,692,139
China Medical System Holdings Ltd. ............ 1,854,000 2,825,081
China Mengniu Dairy Co. Ltd. ................ 4,198,000 10,129,050
China Merchants Bank Co. Ltd. , Class A ......... 1,737,831 10,193,736
China Merchants Bank Co. Ltd. , Class H ......... 5,138,677 33,340,124
China Merchants Energy Shipping Co. Ltd. , Class A . 626,600 1,558,044
China Merchants Port Holdings Co. Ltd. ......... 1,576,000 3,077,728
China Merchants Securities Co. Ltd. , Class A ...... 1,022,872 2,662,052
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 892,282 918,788
China Metal Recycling Holdings Ltd.
(b) (c)
.......... 3,000 —
China Minsheng Banking Corp. Ltd. , Class A ...... 3,125,699 1,675,562
China Minsheng Banking Corp. Ltd. , Class H ...... 9,775,500 4,523,138
China National Building Material Co. Ltd. , Class H
(a)
.. 4,922,000 2,336,157
China National Nuclear Power Co. Ltd. , Class A .... 2,142,500 2,873,205
China Nonferrous Mining Corp. Ltd. ............ 2,411,000 4,549,741
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 350,900 2,065,215
China Oilfield Services Ltd. , Class H ............ 2,976,000 2,699,022
China Overseas Grand Oceans Group Ltd.
(a)
...... 2,132,000 666,101
China Overseas Land & Investment Ltd. ......... 4,840,500 8,325,558
China Overseas Property Holdings Ltd. .......... 2,010,000 881,957
China Pacific Insurance Group Co. Ltd. , Class A .... 550,888 2,633,970
China Pacific Insurance Group Co. Ltd. , Class H .... 3,663,800 14,300,073
China Petroleum & Chemical Corp. , Class A ....... 2,597,248 2,027,341
China Petroleum & Chemical Corp. , Class H ...... 29,560,200 16,705,256
China Power International Development Ltd.
(a)
..... 7,106,000 2,571,708
China Railway Group Ltd. , Class A ............. 1,437,886 980,714
China Railway Group Ltd. , Class H ............. 6,062,000 2,790,904
China Resources Beer Holdings Co. Ltd. ......... 2,138,000 6,450,733
China Resources Building Materials Technology
Holdings Ltd.
(a)
......................... 2,872,000 409,766
China Resources Gas Group Ltd. .............. 1,144,300 2,441,107
China Resources Land Ltd. .................. 3,987,666 16,870,286
China Resources Microelectronics Ltd. , Class A .... 23,000 184,563
China Resources Mixc Lifestyle Services Ltd.
(d)
..... 905,800 4,606,938
China Resources Pharmaceutical Group Ltd.
(d)
..... 2,484,500 1,537,491
China Resources Power Holdings Co. Ltd.
(a)
....... 2,590,000 6,380,937
China Ruyi Holdings Ltd.
(a) (b)
................. 19,443,600 3,572,883
China Shenhua Energy Co. Ltd. , Class A ......... 530,800 3,587,313
China Shenhua Energy Co. Ltd. , Class H ......... 4,506,500 24,965,448
China Shineway Pharmaceutical Group Ltd. ....... 859,000 891,566
China Southern Airlines Co. Ltd. , Class A
(b)
........ 1,311,700 1,019,754
China State Construction Engineering Corp. Ltd. , Class
A .................................. 3,306,880 2,302,212
China Taiping Insurance Holdings Co. Ltd. ........ 1,886,768 5,293,662
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 5,142,600 2,970,371
China Tourism Group Duty Free Corp. Ltd. , Class A .. 175,292 1,507,780
China Tower Corp. Ltd. , Class H
(d)
.............. 5,206,900 6,656,077
China Traditional Chinese Medicine Holdings Co. Ltd. 4,054,000 744,116
China Travel International Investment Hong Kong Ltd.
(a)
4,846,000 742,213

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
77
Schedule of Investments
Security Shares Value
a
China (continued)
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 181,200 $ 1,327,441
China United Network Communications Ltd. , Class A . 2,589,800 1,709,416
China Vanke Co. Ltd. , Class A
(b)
............... 703,992 348,411
China Water Affairs Group Ltd. ................ 1,792,000 1,067,445
China XD Electric Co. Ltd. , Class A ............. 393,200 776,777
China Yangtze Power Co. Ltd. , Class A .......... 2,086,438 8,988,513
China Youran Dairy Group Ltd.
(b) (d)
............. 345,000 188,128
Chinasoft International Ltd.
(a) (b)
................ 3,644,000 1,832,287
Chongqing Changan Automobile Co. Ltd. , Class A ... 1,694,400 1,975,079
Chongqing Rural Commercial Bank Co. Ltd. , Class H 4,602,000 3,851,996
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(b)
................................. 567,700 1,095,448
Chow Tai Fook Jewellery Group Ltd.
(a)
........... 3,113,800 4,904,112
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(b)
............................. 66,200 115,800
CIMC Enric Holdings Ltd. ................... 1,346,000 1,335,788
CITIC Ltd. .............................. 5,355,000 8,428,913
CITIC Securities Co. Ltd. , Class A .............. 976,625 4,107,952
CITIC Securities Co. Ltd. , Class H ............. 2,216,425 7,737,282
CMOC Group Ltd. , Class A .................. 1,640,400 4,735,671
CMOC Group Ltd. , Class H .................. 4,962,000 10,694,231
COFCO Joycome Foods Ltd.
(a) (b)
............... 6,371,000 909,853
Contemporary Amperex Technology Co. Ltd. , Class A 378,698 22,184,949
Contemporary Amperex Technology Co. Ltd. , Class H
(a)
235,874 18,672,907
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 521,700 1,303,391
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 1,702,000 3,018,823
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 751,999 1,738,599
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 3,627,800 7,298,113
COSCO SHIPPING Ports Ltd. ................ 2,922,000 1,986,312
Country Garden Services Holdings Co. Ltd. ....... 2,701,000 1,927,239
CRRC Corp. Ltd. , Class A ................... 2,375,900 2,167,221
CRRC Corp. Ltd. , Class H ................... 5,762,000 3,866,627
CSC Financial Co. Ltd. , Class A ............... 678,900 2,591,501
CSPC Pharmaceutical Group Ltd. .............. 10,815,440 11,831,172
CStone Pharmaceuticals
(b) (d)
................. 921,000 506,955
Damai Entertainment Holdings Ltd.
(b)
............ 19,990,000 1,324,237
Daqin Railway Co. Ltd. , Class A ............... 1,623,000 1,194,575
Daqo New Energy Corp. , ADR
(a) (b)
.............. 76,263 928,121
Datang International Power Generation Co. Ltd. , Class
A .................................. 427,900 374,555
Dazhong Mining Co. Ltd. , Class A .............. 49,800 190,758
Delton Technology Guangzhou, Inc. , Class A ...... 32,000 672,830
Dongfang Electric Corp. Ltd. , Class A ........... 213,100 792,618
Dongyue Group Ltd. ....................... 1,986,000 2,999,391
Dosilicon Co. Ltd. , Class A
(b)
................. 35,800 539,341
Duality Biotherapeutics, Inc.
(b)
................ 12,800 297,606
East Buy Holding Ltd.
(a) (b) (d)
.................. 764,000 2,089,300
East Money Information Co. Ltd. , Class A ......... 1,491,120 4,449,091
Eastroc Beverage Group Co. Ltd. , Class A ........ 41,500 834,980
ENN Energy Holdings Ltd. ................... 1,059,500 6,339,972
Eoptolink Technology, Inc. Ltd. , Class A .......... 120,092 7,035,603
Eve Energy Co. Ltd. , Class A ................. 234,343 1,883,066
Everest Medicines Ltd.
(b) (d)
................... 245,000 790,108
Evergrande Property Services Group Ltd.
(b) (d)
...... 2,016,000 277,326
EverProX Technologies Co. Ltd. , Class A ......... 26,400 547,260
Far East Horizon Ltd. ...................... 2,825,000 2,481,094
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 113,300 552,094
Focus Media Information Technology Co. Ltd. , Class A 2,546,400 2,119,639
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 515,302 2,928,961
Founder Securities Co. Ltd. , Class A ............ 2,495,200 2,623,545
Security Shares Value
a
China (continued)
Foxconn Industrial Internet Co. Ltd. , Class A ....... 908,700 $ 7,623,313
Fu Shou Yuan International Group Ltd.
(a) (c)
........ 2,319,000 665,143
Fufeng Group Ltd. ........................ 2,354,000 1,552,641
Full Truck Alliance Co. Ltd. , ADR .............. 887,372 8,421,160
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 224,800 1,985,065
Fuyao Glass Industry Group Co. Ltd. , Class H
(d)
.... 853,600 6,454,744
Ganfeng Lithium Group Co. Ltd. , Class A ......... 213,880 1,573,755
Ganfeng Lithium Group Co. Ltd. , Class H
(d)
....... 643,000 3,020,624
GCL Technology Holdings Ltd.
(b)
............... 32,039,000 2,492,165
GD Power Development Co. Ltd. , Class A ........ 2,611,900 1,965,510
GDS Holdings Ltd. , Class A
(b)
................. 1,568,388 6,381,999
Geely Automobile Holdings Ltd. ............... 8,816,000 22,258,084
Genertec Universal Medical Group Co. Ltd.
(d)
...... 2,245,000 1,395,273
GenFleet Therapeutics Shanghai, Inc. , Class H
(b)
... 23,600 83,369
Genscript Biotech Corp.
(b)
................... 1,932,000 4,444,235
GF Securities Co. Ltd. , Class A ............... 717,500 2,266,707
GF Securities Co. Ltd. , Class H ............... 1,138,600 2,482,897
Giant Biogene Holding Co. Ltd.
(a) (d)
............. 760,200 2,986,180
GigaDevice Semiconductor, Inc. , Class A ......... 61,480 3,432,981
Global New Material International Holdings Ltd.
(b)
... 343,000 323,145
GoerTek, Inc. , Class A ..................... 530,800 1,817,919
Goldwind Science & Technology Co. Ltd. , Class A ... 356,100 967,251
Great Wall Motor Co. Ltd. , Class H ............. 3,484,000 4,033,806
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 332,800 2,084,596
Greentown China Holdings Ltd.
(a) (b)
............. 1,272,500 1,155,323
Greentown Service Group Co. Ltd. ............. 1,724,000 955,223
Guangdong Haid Group Co. Ltd. , Class A ........ 279,800 2,050,030
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(b)
................................. 224,700 944,727
Guangdong Investment Ltd. .................. 4,368,000 4,713,871
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 213,400 1,127,412
Guolian Minsheng Securities Co. Ltd. , Class A ..... 685,700 914,606
Guotai Haitong Securities Co. Ltd. ............. 1,481,993 4,023,812
Guotai Haitong Securities Co. Ltd. , Class H
(d)
...... 2,730,512 5,202,642
Gushengtang Holdings Ltd.
(a)
................. 402,300 1,511,329
H World Group Ltd. , Class A , ADR ............. 271,586 11,594,006
Haichang Ocean Park Holdings Ltd.
(a) (b) (d)
......... 13,993,000 686,279
Haidilao International Holding Ltd.
(a) (d)
........... 2,204,000 3,334,633
Haier Smart Home Co. Ltd. , Class A ............ 503,300 1,726,533
Haier Smart Home Co. Ltd. , Class H ............ 3,300,000 9,513,353
Haisco Pharmaceutical Group Co. Ltd. , Class A .... 21,700 200,535
Haitian International Holdings Ltd. ............. 809,000 2,145,145
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 51,300 1,968,277
Hangzhou First Applied Material Co. Ltd. , Class A ... 519,384 1,127,244
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 93,100 689,333
Hansoh Pharmaceutical Group Co. Ltd.
(d)
......... 1,814,000 7,427,410
Harbin Electric Co. Ltd. , Class H
(a)
............. 1,180,000 2,372,122
HBM Holdings Ltd.
(b) (d)
...................... 505,000 784,281
Hello Group, Inc. , ADR ..................... 234,326 1,403,613
Henan Shijia Photons Technology Co. Ltd. , Class A .. 36,400 485,226
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 618,741 2,380,734
Hengan International Group Co. Ltd. ............ 1,099,000 3,466,865
Hengli Petrochemical Co. Ltd. , Class A .......... 712,500 1,761,408
Hengtong Optic-electric Co. Ltd. , Class A ......... 197,900 1,386,930
Hesai Group , Class B
(a) (b)
.................... 1,727,680 3,651,435
Hgtech Co. Ltd. , Class A .................... 79,900 1,123,716
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 81,400 2,831,993
Hopson Development Holdings Ltd.
(b) (c)
.......... 1,327,952 397,951
Horizon Robotics , Class B
(a) (b)
................ 6,973,200 4,628,435
Hua Hong Grace Semiconductor Ltd.
(b) (d)
......... 1,071,000 17,454,156
Hua Hong Grace Semiconductor Ltd. , Class A
(b)
.... 15,200 533,889

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
78
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Huabao International Holdings Ltd. ............. 1,638,000 $ 681,266
Huadong Medicine Co. Ltd. , Class A ............ 232,700 1,003,777
Huaneng Power International, Inc. , Class A ....... 316,900 337,317
Huaneng Power International, Inc. , Class H ....... 5,746,000 4,415,857
Huaqin Co. Ltd. , Class A .................... 76,440 918,922
Huatai Securities Co. Ltd. , Class A ............. 588,200 1,707,758
Huatai Securities Co. Ltd. , Class H
(d)
............ 1,787,800 3,853,979
Huaxia Bank Co. Ltd. , Class A ................ 1,608,531 1,660,355
Hubei Feilihua Quartz Glass Co. Ltd. , Class A
(b)
.... 43,900 473,165
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 66,200 620,975
Hundsun Technologies, Inc. , Class A ............ 456,148 1,548,235
HUTCHMED China Ltd.
(a) (b)
.................. 1,165,345 2,634,599
Hwatsing Technology Co. Ltd. , Class A .......... 38,360 1,458,579
Hygeia Healthcare Holdings Co. Ltd.
(a) (b) (d)
........ 1,144,800 1,453,274
Hygon Information Technology Co. Ltd. , Class A .... 199,979 8,199,507
IEIT Systems Co. Ltd. , Class A ................ 141,600 1,499,546
Iflytek Co. Ltd. , Class A ..................... 329,600 2,057,342
Imeik Technology Development Co. Ltd. , Class A ... 68,920 1,113,132
Industrial & Commercial Bank of China Ltd. , Class A . 6,461,541 7,644,131
Industrial & Commercial Bank of China Ltd. , Class H . 87,187,000 83,401,994
Industrial Bank Co. Ltd. , Class A ............... 1,412,598 3,953,839
INESA Intelligent Tech, Inc. , Class B ............ 786,214 539,463
Ingenic Semiconductor Co. Ltd. , Class A ......... 45,700 855,059
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A
(b)
6,145,400 2,029,846
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 146,000 689,733
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 716,200 2,871,565
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 1,413,084 4,068,269
InnoCare Pharma Ltd. , Class H
(b) (d)
............. 877,000 1,526,060
Innovent Biologics, Inc.
(b) (d)
................... 2,025,500 22,365,953
iQIYI, Inc. , Class A , ADR
(a) (b)
.................. 673,146 854,895
J&T Global Express Ltd.
(b)
................... 3,555,000 4,573,044
JA Solar Technology Co. Ltd. , Class A
(b)
.......... 683,476 759,736
JCET Group Co. Ltd. , Class A ................ 107,000 1,037,917
JD Health International, Inc.
(b) (d)
............... 1,634,950 8,227,423
JD Logistics, Inc.
(b) (d)
....................... 2,601,700 4,988,873
JD.com, Inc. , Class A ...................... 3,142,690 51,697,163
JF SmartInvest Holdings Ltd. ................. 53,900 206,277
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(b)
.... 1,043,107 1,816,360
Jiangsu Etern Co. Ltd. , Class A ............... 118,400 559,776
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 142,296 2,286,273
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 600,859 4,809,403
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 145,500 923,888
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 271,700 1,143,046
Jiangxi Copper Co. Ltd. , Class A .............. 159,200 1,023,353
Jiangxi Copper Co. Ltd. , Class H .............. 1,521,000 6,843,596
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 40,800 126,532
JinkoSolar Holding Co. Ltd. , ADR .............. 64,593 977,938
Jinxin Fertility Group Ltd.
(d)
.................. 3,598,000 994,539
JOYY, Inc. , ADR ......................... 51,311 3,774,950
Kanzhun Ltd. , ADR ....................... 487,841 7,942,051
KE Holdings, Inc. , Class A ................... 2,775,906 15,569,780
Keymed Biosciences, Inc.
(b) (d)
................. 312,500 2,900,318
Kingboard Holdings Ltd. .................... 977,500 4,888,477
Kingboard Laminates Holdings Ltd. ............. 1,473,500 5,489,307
Kingdee International Software Group Co. Ltd.
(b)
.... 4,097,000 4,403,020
Kingsoft Cloud Holdings Ltd.
(b)
................ 4,136,730 3,088,294
Kingsoft Corp. Ltd. ........................ 1,309,600 4,493,016
Kuaishou Technology , Class B
(d)
............... 3,858,500 21,488,535
Kuang-Chi Technologies Co. Ltd. , Class A ........ 148,100 677,193
Kunlun Energy Co. Ltd. ..................... 4,620,000 4,272,681
Kweichow Moutai Co. Ltd. , Class A ............. 99,730 19,947,625
Laopu Gold Co. Ltd. , Class H
(a)
............... 53,400 2,196,289
Security Shares Value
a
China (continued)
Lee & Man Paper Manufacturing Ltd. ........... 1,583,000 $ 810,429
Legend Biotech Corp. , Class A , ADR
(b)
........... 117,982 2,188,566
Legend Holdings Corp. , Class H
(d)
............. 490,500 821,156
Lenovo Group Ltd. ........................ 10,210,000 31,224,148
Lens Technology Co. Ltd. , Class A ............. 353,700 1,648,210
Lepu Biopharma Co. Ltd. , Class H
(b) (d)
........... 482,000 262,930
Li Auto, Inc. , Class A
(b)
..................... 1,747,518 11,901,725
Li Ning Co. Ltd. .......................... 3,059,500 5,910,404
Lifetech Scientific Corp.
(a) (b)
.................. 8,296,000 1,555,486
Lingbao Gold Group Co. Ltd. , Class H
(a)
.......... 677,000 1,665,338
Lingyi iTech Guangdong Co. , Class A ........... 818,000 1,496,901
Longfor Group Holdings Ltd.
(a) (d)
............... 2,743,000 2,400,537
LONGi Green Energy Technology Co. Ltd. , Class A
(b)
. 938,660 1,804,517
Lonking Holdings Ltd. ...................... 3,625,000 1,441,688
Lufax Holding Ltd. , ADR
(a) (b)
.................. 250,457 390,713
Luxshare Precision Industry Co. Ltd. , Class A ...... 608,531 5,182,021
Luye Pharma Group Ltd.
(a) (b) (d)
................ 3,040,500 788,779
Luzhou Laojiao Co. Ltd. , Class A .............. 151,000 2,031,488
Mango Excellent Media Co. Ltd. , Class A ......... 328,297 795,407
Maoyan Entertainment
(a) (d)
................... 2,101,400 1,211,794
Meitu, Inc.
(a) (b) (d)
.......................... 5,276,500 3,188,304
Meituan , Class B
(b) (d)
....................... 6,895,590 81,412,622
MH Development Ltd. , NVS
(b) (c)
................ 264,000 —
Microport Scientific Corp.
(b)
.................. 1,753,000 1,502,783
Midea Group Co. Ltd. , Class A ................ 336,600 4,365,678
Midea Group Co. Ltd. , Class H ................ 471,900 5,978,866
Ming Yuan Cloud Group Holdings Ltd.
(a) (b)
......... 2,219,000 378,806
MINISO Group Holding Ltd. .................. 845,992 2,762,291
Minth Group Ltd. ......................... 1,058,700 3,750,251
MMG Ltd.
(b)
............................. 6,549,200 7,028,579
Mobvista, Inc.
(b) (d)
......................... 574,000 819,063
Montage Technology Co. Ltd. , Class A ........... 108,282 3,279,791
Muyuan Foods Group Co. Ltd. , Class A .......... 489,910 2,848,428
NARI Technology Co. Ltd. , Class A ............. 807,733 2,909,334
National Silicon Industry Group Co. Ltd. , Class A
(b)
.. 232,400 806,916
NAURA Technology Group Co. Ltd. , Class A ....... 70,335 7,140,357
NetDragon Websoft Holdings Ltd. .............. 629,000 646,499
NetEase Cloud Music, Inc.
(b) (d)
................ 195,350 3,182,288
NetEase, Inc. ........................... 2,425,925 64,544,673
New China Life Insurance Co. Ltd. , Class A ....... 177,901 1,660,265
New China Life Insurance Co. Ltd. , Class H ....... 1,216,700 7,502,576
New Hope Liuhe Co. Ltd. , Class A
(b)
............ 1,119,300 1,159,854
New Horizon Health Ltd.
(b) (c) (d)
................. 605,000 1
New Oriental Education & Technology Group, Inc. ... 1,736,150 10,181,311
Newborn Town, Inc.
(b)
...................... 140,000 145,605
Nexchip Semiconductor Corp. , Class A
(b)
......... 147,000 807,244
Nexteer Automotive Group Ltd. ............... 1,630,000 873,146
Nine Dragons Paper Holdings Ltd.
(b)
............ 2,566,000 2,472,788
Ningbo Deye Technology Corp. , Class A ......... 71,800 870,348
Ningbo Tuopu Group Co. Ltd. , Class A .......... 192,170 1,325,180
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 731,000 2,515,320
NIO, Inc. , Class A
(b)
....................... 2,546,509 12,495,315
Noah Holdings Ltd. , ADR ................... 60,142 508,200
Nongfu Spring Co. Ltd. , Class H
(d)
.............. 2,628,600 14,638,685
OmniVision Integrated Circuits Group, Inc. , Class A .. 125,630 1,646,861
Orient Overseas International Ltd.
(a)
............ 251,500 4,917,979
PDD Holdings, Inc. , ADR
(b)
.................. 784,120 69,441,667
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 12,987,000 9,028,477
PetroChina Co. Ltd. , Class A ................. 2,047,700 3,368,782
PetroChina Co. Ltd. , Class H ................. 28,498,000 36,262,541
Phancy Group Co. Ltd. , Class H
(a) (b)
............ 551,000 2,063,010
Pharmaron Beijing Co. Ltd. , Class A ............ 22,900 124,624
PICC Property & Casualty Co. Ltd. , Class H ....... 9,254,520 19,314,605

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
79
Schedule of Investments
Security Shares Value
a
China (continued)
Ping An Bank Co. Ltd. , Class A ................ 1,585,100 $ 2,729,646
Ping An Healthcare and Technology Co. Ltd.
(a) (b) (d)
... 1,387,900 1,385,808
Ping An Insurance Group Co. of China Ltd. , Class A . 902,063 7,322,126
Ping An Insurance Group Co. of China Ltd. , Class H . 8,834,500 66,000,520
Piotech, Inc. , Class A ...................... 22,400 2,201,880
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 980,136 766,354
Poly Property Group Co. Ltd. ................. 3,035,000 588,515
Pony AI, Inc. , Class A
(b)
..................... 258,100 2,059,484
Pop Mart International Group Ltd.
(a) (d)
............ 708,000 14,692,126
Postal Savings Bank of China Co. Ltd. , Class A ..... 2,206,100 1,692,363
Postal Savings Bank of China Co. Ltd. , Class H
(d)
... 10,055,000 6,512,552
Power Construction Corp. of China Ltd. , Class A .... 1,419,000 1,026,989
Q Technology Group Co. Ltd. ................. 1,219,000 1,068,628
Qfin Holdings, Inc. , ADR .................... 153,778 2,134,439
Qinghai Salt Lake Industry Co. Ltd. , Class A
(b)
...... 669,800 2,702,143
QuantumCTek Co. Ltd. , Class A ............... 10,800 614,313
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 134,200 1,255,469
Remegen Co. Ltd. , Class H
(a) (b) (d)
............... 324,500 3,381,526
RLX Technology, Inc. , ADR .................. 774,610 1,564,712
RoboSense Technology Co. Ltd.
(b)
............. 260,600 790,168
RoboTechnik Intelligent Technology Co. Ltd. , Class A . 13,700 842,068
Rockchip Electronics Co. Ltd. , Class A .......... 14,000 389,797
Rongsheng Petrochemical Co. Ltd. , Class A ....... 1,216,600 2,226,921
SAIC Motor Corp. Ltd. , Class A ............... 854,352 1,432,008
Sailun Group Co. Ltd. , Class A ................ 675,000 1,415,164
Sanan Optoelectronics Co. Ltd. , Class A
(b)
........ 92,800 168,201
Sany Heavy Equipment International Holdings Co. Ltd. 2,174,000 2,059,274
Sany Heavy Industry Co. Ltd. , Class A ........... 1,018,900 3,100,698
Satellite Chemical Co. Ltd. , Class A ............ 206,600 774,082
SDIC Power Holdings Co. Ltd. , Class A .......... 928,000 2,095,832
Seazen Group Ltd.
(a) (b)
..................... 3,074,000 563,745
SenseTime Group, Inc. , Class B
(b) (d)
............ 41,722,000 7,730,164
Seres Group Co. Ltd. , Class A ................ 244,300 2,254,047
SF Holding Co. Ltd. , Class A ................. 453,200 2,349,433
Shaanxi Coal Industry Co. Ltd. , Class A .......... 987,000 3,620,047
Shandong Gold Mining Co. Ltd. , Class A ......... 240,928 1,008,547
Shandong Gold Mining Co. Ltd. , Class H
(d)
........ 1,360,000 3,510,581
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 116,178 357,027
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 4,363,200 1,867,800
Shanghai Baosight Software Co. Ltd. , Class A ..... 492,224 1,355,409
Shanghai Conant Optical Co. Ltd. , Class H
(a)
...... 181,500 731,603
Shanghai Electric Group Co. Ltd. , Class A ........ 829,200 846,898
Shanghai Industrial Holdings Ltd.
(a)
............. 668,000 1,177,256
Shanghai MicroPort MedBot Group Co. Ltd. , Class
H
(a) (b)
................................ 395,500 1,046,662
Shanghai Pudong Development Bank Co. Ltd. , Class A 2,167,399 3,052,516
Shanghai United Imaging Healthcare Co. Ltd. , Class A 119,767 2,049,208
Shanjin International Gold Co. Ltd. , Class A ....... 46,800 161,946
Shannon Semiconductor Technology Co. Ltd. , Class A 42,500 913,571
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 1,659,800 1,597,879
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 468,000 1,046,605
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 134,040 2,522,534
Sharetronic Data Technology Co. Ltd. , Class A ..... 42,100 1,341,757
Shengyi Electronics Co. Ltd. , Class A ........... 31,600 441,623
Shengyi Technology Co. Ltd. , Class A ........... 221,700 3,464,110
Shennan Circuits Co. Ltd. , Class A ............. 72,890 3,322,303
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 4,607,633 3,198,661
Shenzhen Dobot Corp. Ltd. , Class H
(b)
........... 37,400 117,151
Shenzhen Envicool Technology Co. Ltd. , Class A ... 100,490 704,862
Security Shares Value
a
China (continued)
Shenzhen Inovance Technology Co. Ltd. , Class A ... 171,550 $ 1,627,590
Shenzhen International Holdings Ltd.
(a)
.......... 2,273,500 1,770,155
Shenzhen Investment Ltd.
(a) (b)
................ 7,978,000 691,411
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 34,700 373,163
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 35,100 1,802,543
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 43,900 693,206
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 120,100 2,825,432
Shenzhen Sunway Communication Co. Ltd. , Class A . 75,500 640,884
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 18,400 1,052,795
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 139,329 1,326,405
Shenzhou International Group Holdings Ltd. ....... 1,089,700 6,193,113
Shougang Fushan Resources Group Ltd. ......... 5,848,000 1,786,279
Shui On Land Ltd.
(a) (b)
...................... 12,065,500 831,731
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(b)
.. 10,200 450,108
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 922,559 2,160,054
Sichuan Huafeng Technology Co. Ltd. , Class A
(b)
.... 20,800 423,073
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 16,700 107,623
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(b)
............................ 99,000 6,087,057
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 1,086,300 1,450,782
Sihuan Pharmaceutical Holdings Group Ltd. ....... 14,138,000 1,619,996
Simcere Pharmaceutical Group Ltd.
(d)
........... 570,000 896,831
Sino Biopharmaceutical Ltd. ................. 13,921,000 8,931,519
Sinofert Holdings Ltd. ...................... 6,252,000 1,034,734
Sinoma Science & Technology Co. Ltd. , Class A .... 114,500 729,929
Sinopec Engineering Group Co. Ltd. , Class H ...... 2,518,000 1,740,227
Sinopec Kantons Holdings Ltd.
(a)
.............. 2,400,000 1,140,359
Sinopharm Group Co. Ltd. , Class H ............ 1,568,400 3,478,075
Sinotruk Hong Kong Ltd. .................... 1,090,000 5,649,503
Skyverse Technology Co. Ltd. , Class A
(b)
......... 30,200 1,546,926
Skyworth Group Ltd.
(b)
..................... 1,984,000 1,104,818
Smoore International Holdings Ltd.
(a) (d)
........... 2,539,000 2,980,386
SooChow Securities Co. Ltd. , Class A ........... 1,990,323 2,391,635
SSY Group Ltd.
(a)
......................... 2,424,000 734,626
Sunac China Holdings Ltd.
(a) (b)
................ 12,595,000 884,329
Sungrow Power Supply Co. Ltd. , Class A ......... 179,860 2,763,919
Sunny Optical Technology Group Co. Ltd. ........ 960,200 6,862,704
SUPCON Technology Co. Ltd. , Class A .......... 27,200 374,344
Suzhou Centec Communications Co. Ltd. , Class A
(b)
. 20,200 1,017,063
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(b)
............................. 148,200 3,758,210
Suzhou Everbright Photonics Co. Ltd. , Class A
(b)
.... 14,200 475,607
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 22,000 484,209
Suzhou TFC Optical Communication Co. Ltd. , Class A 98,840 2,491,082
TAL Education Group , ADR
(b)
................. 510,879 6,385,988
TBEA Co. Ltd. , Class A ..................... 338,000 1,048,126
TCL Electronics Holdings Ltd.
(b)
............... 966,000 1,987,628
TCL Technology Group Corp. , Class A ........... 2,802,260 1,960,770
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(b)
......................... 823,375 1,073,792
Tencent Holdings Ltd. ...................... 8,448,300 516,216,355
Tencent Music Entertainment Group , ADR ........ 767,410 7,252,025
Tiangong International Co. Ltd. ............... 356,000 133,286
Tianneng Power International Ltd. .............. 1,432,000 925,717
Tianqi Lithium Corp. , Class A
(b)
................ 144,900 973,728
Tingyi Cayman Islands Holding Corp. ........... 2,864,000 4,337,555
Tong Ren Tang Technologies Co. Ltd. , Class H ..... 1,590,000 713,275
Tongcheng Travel Holdings Ltd. ............... 2,069,200 3,766,933
TongFu Microelectronics Co. Ltd. , Class A ........ 105,800 888,498
Tongwei Co. Ltd. , Class A
(b)
.................. 420,400 726,945
Topsports International Holdings Ltd.
(d)
........... 3,646,000 630,396
Towngas Smart Energy Co. Ltd.
(a)
.............. 2,091,000 933,281
TravelSky Technology Ltd. , Class H ............ 1,629,000 1,796,848

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
80
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Trina Solar Co. Ltd. , Class A
(b)
................ 410,778 $ 826,045
Trip.com Group Ltd.
(b)
...................... 817,388 38,295,005
Tsingtao Brewery Co. Ltd. , Class H ............. 894,000 5,315,122
UBTech Robotics Corp. Ltd. , Class H
(a) (b)
......... 288,500 2,996,919
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 213,717 2,055,048
Unisplendour Corp. Ltd. , Class A .............. 278,540 1,435,099
United Energy Group Ltd.
(a) (b)
................. 19,340,000 891,932
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(b)
................................. 43,000 1,223,528
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 78,400 2,210,831
Vipshop Holdings Ltd. , ADR .................. 440,603 6,758,850
Vnet Group, Inc. , Class A , ADR
(a) (b)
............. 191,342 1,371,922
VOYAH Automobile Technology Co. Ltd. , Class H
(b)
.. 1,209,308 445,642
Wanhua Chemical Group Co. Ltd. , Class A ........ 291,987 3,216,431
Want Want China Holdings Ltd. ............... 6,126,000 2,640,248
Wasion Holdings Ltd. ...................... 422,000 949,778
Weibo Corp. , Class A ...................... 117,468 951,287
Weichai Power Co. Ltd. , Class A ............... 561,000 2,321,857
Weichai Power Co. Ltd. , Class H .............. 2,638,000 11,030,008
Weimob, Inc.
(a) (b) (d)
........................ 6,875,000 1,054,884
Wens Foodstuff Group Co. Ltd. , Class A ......... 902,157 1,882,486
West China Cement Ltd.
(a)
................... 5,004,000 1,143,088
Western Mining Co. Ltd. , Class A .............. 57,900 329,335
Wuliangye Yibin Co. Ltd. , Class A .............. 310,774 3,587,458
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 147,300 2,260,681
WuXi AppTec Co. Ltd. , Class A ................ 287,061 5,455,481
WuXi AppTec Co. Ltd. , Class H
(d)
.............. 505,350 10,363,334
Wuxi Biologics Cayman, Inc.
(b) (d)
............... 4,833,000 23,853,281
WuXi XDC Cayman, Inc.
(b)
................... 593,000 3,911,631
XCMG Construction Machinery Co. Ltd. , Class A .... 1,643,500 2,180,292
XD, Inc.
(a) (b)
............................. 521,000 3,163,121
Xiamen Tungsten Co. Ltd. , Class A ............. 115,400 802,461
Xiaomi Corp. , Class B
(b) (d)
................... 23,469,200 86,119,831
Xinyi Solar Holdings Ltd. .................... 6,173,600 1,733,027
XPeng, Inc. , Class A
(b)
..................... 1,715,406 11,126,631
XtalPi Holdings Ltd.
(a) (b)
..................... 2,303,000 2,009,901
Xtep International Holdings Ltd. ............... 2,428,500 1,170,395
Yadea Group Holdings Ltd.
(d)
................. 1,728,000 2,364,256
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class A .............................. 14,300 570,742
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(d)
............................ 603,500 7,320,221
Yankuang Energy Group Co. Ltd. , Class A ........ 621,025 1,856,743
Yankuang Energy Group Co. Ltd. , Class H ........ 4,374,100 6,658,278
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 75,300 1,501,172
Yihai International Holding Ltd. ................ 881,000 1,745,741
Yonyou Network Technology Co. Ltd. , Class A
(b)
.... 593,500 976,586
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 10,200 1,642,856
Yuexiu Property Co. Ltd.
(a)
................... 2,055,616 948,529
Yuexiu Transport Infrastructure Ltd. ............. 1,722,000 815,910
Yum China Holdings, Inc. ................... 481,908 22,834,967
Yunnan Baiyao Group Co. Ltd. , Class A .......... 285,332 2,234,442
Yunnan Energy New Material Group Co. Ltd. , Class A
(b)
74,800 582,601
Zai Lab Ltd.
(a) (b)
.......................... 1,739,020 3,168,810
Zangge Mining Co. Ltd. , Class A ............... 194,000 2,309,745
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 81,100 1,674,738
Zhaojin Mining Industry Co. Ltd. , Class H ......... 2,418,500 6,556,119
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 563,000 1,128,486
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 225,740 1,334,890
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 146,200 832,992
Zhejiang Juhua Co. Ltd. , Class A .............. 309,400 1,806,763
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (d)
790,300 4,034,517
Security Shares Value
a
China (continued)
Zhejiang NHU Co. Ltd. , Class A ............... 197,400 $ 877,307
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 132,200 734,180
ZhongAn Online P&C Insurance Co. Ltd. , Class H
(b) (d)
1,532,300 2,168,846
Zhongji Innolight Co. Ltd. , Class A ............. 93,540 12,447,224
Zhongjin Gold Corp. Ltd. , Class A .............. 282,900 966,264
Zhongsheng Group Holdings Ltd.
(b)
............. 1,181,500 683,519
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 731,000 3,138,072
Zijin Mining Group Co. Ltd. , Class A ............ 1,803,200 8,816,111
Zijin Mining Group Co. Ltd. , Class H ............ 7,992,000 33,933,867
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 1,979,700 2,227,957
ZTE Corp. , Class A ....................... 302,100 1,511,830
ZTE Corp. , Class H
(a)
...................... 999,440 3,162,907
ZTO Express Cayman, Inc. .................. 554,746 13,275,732
3,712,515,111
a
Colombia  —  0 .0%
Grupo Cibest SA ......................... 299,489 8,488,157
Interconexion Electrica SA ESP ............... 626,729 5,939,486
14,427,643
a
Czech Republic  —  0 .0%
CEZ A.S. .............................. 209,561 13,500,109
Komercni Banka A.S. ...................... 118,684 5,943,664
Moneta Money Bank A.S.
(d)
.................. 439,478 4,021,791
23,465,564
a
Denmark  —  1 .0%
AL Sydbank ............................ 91,460 8,807,033
ALK-Abello A.S. .......................... 194,226 6,642,992
Alm Brand A.S. .......................... 1,728,304 4,540,731
Ambu A.S. , Class B
(a)
...................... 309,447 3,458,694
AP Moller - Maersk A.S. , Class A .............. 3,149 8,210,136
AP Moller - Maersk A.S. , Class B , NVS
(a)
......... 4,664 12,523,437
Bavarian Nordic A.S.
(b)
..................... 117,625 3,224,313
Carlsberg A.S. , Class B .................... 123,484 18,183,593
Chemometec A.S. ........................ 27,556 1,839,163
Coloplast A.S. , Class B ..................... 159,790 10,566,868
D/S Norden A.S. ......................... 41,497 2,160,877
Danske Bank A.S. ........................ 841,589 48,433,163
Demant A.S.
(a) (b)
.......................... 117,381 5,080,706
Dfds A.S.
(b)
............................. 61,159 1,173,121
DSV A.S. .............................. 265,307 57,338,384
FLSmidth & Co. A.S. ...................... 57,144 4,288,255
Genmab A.S.
(b)
.......................... 84,655 24,366,961
GN Store Nord A.S.
(b)
...................... 201,249 3,036,203
H Lundbeck A.S. ......................... 431,430 2,760,219
ISS A.S. ............................... 181,392 8,039,533
Jyske Bank A.S. , Registered ................. 53,940 8,561,637
Matas A.S.
(a)
............................ 117,100 1,631,787
Netcompany Group A.S.
(a) (b) (d)
................. 64,229 3,205,527
NKT A.S.
(b)
............................. 71,789 9,798,297
Novo Nordisk A.S. , Class B .................. 4,420,593 209,101,010
Novonesis Novozymes B ................... 492,226 32,045,568
Orsted A.S.
(b) (d)
.......................... 644,320 14,365,340
Pandora A.S. ........................... 104,659 13,106,291
Per Aarsleff Holding A.S. .................... 37,542 4,181,479
Ringkjoebing Landbobank A.S. ................ 36,256 9,742,285
ROCKWOOL A.S. , Class B .................. 112,499 3,594,459
Royal Unibrew A.S. ....................... 67,906 5,094,041
Scandinavian Tobacco Group A.S.
(d)
............ 97,496 1,082,280
Schouw & Co. A.S. ........................ 26,179 2,504,545
TORM PLC , Class A ....................... 103,526 3,160,721
Tryg A.S. .............................. 343,654 8,178,139
Vestas Wind Systems A.S. .................. 1,325,964 35,691,579

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
81
Schedule of Investments
Security Shares Value
a
Denmark (continued)
Zealand Pharma A.S.
(b)
..................... 87,115 $ 4,095,213
603,814,580
a
Egypt  —  0 .0%
Commercial International Bank - Egypt (CIB) ...... 3,402,038 9,426,574
Eastern Co. SAE ......................... 1,786,720 1,272,574
EFG Holding S.A.E. ....................... 2,596,088 1,337,615
Fawry for Banking & Payment Technology Services
SAE
(b)
............................... 742,262 275,449
Talaat Moustafa Group ..................... 1,119,440 2,148,650
Telecom Egypt Co. ........................ 105,122 214,652
14,675,514
a
Finland  —  0 .5%
Bittium OYJ
(a)
........................... 22,645 745,151
Elisa OYJ .............................. 186,409 7,517,650
Finnair OYJ
(b)
........................... 144,991 805,246
Fortum OYJ ............................ 532,532 12,106,453
Hiab OYJ , Class B ........................ 59,701 4,057,119
Huhtamaki OYJ .......................... 95,529 3,406,855
Kalmar OYJ , Class B ...................... 60,106 2,672,839
Kemira OYJ ............................ 191,381 3,756,401
Kesko OYJ , Class B ....................... 357,667 8,912,104
Kone OYJ , Class B ....................... 455,245 26,266,248
Konecranes OYJ ......................... 282,623 8,816,640
Lumo Kodit OYJ ......................... 287,818 2,614,648
Mandatum OYJ .......................... 703,137 4,817,316
Metsa Board OYJ , Class B
(a) (b)
................ 339,297 1,150,396
Metso OYJ ............................. 857,290 16,046,932
Neste OYJ ............................. 574,093 20,344,926
Nokia OYJ ............................. 6,906,179 63,833,335
Nokian Renkaat OYJ
(a)
..................... 203,251 3,576,800
Orion OYJ , Class B ....................... 154,812 14,472,934
Outokumpu OYJ ......................... 588,471 3,543,911
QT Group OYJ
(a) (b)
........................ 46,456 1,348,106
Revenio Group OYJ
(a) (b)
..................... 49,602 698,966
Sampo OYJ , Class A ...................... 3,212,551 35,568,546
Stora Enso OYJ , Class R ................... 737,712 8,483,366
Tieto OYJ .............................. 136,004 2,911,062
Tokmanni Group Corp.
(a)
.................... 102,516 863,994
UPM-Kymmene OYJ ...................... 710,250 19,322,907
Valmet OYJ ............................ 201,672 6,080,982
Wartsila OYJ Abp ......................... 699,165 23,710,280
YIT OYJ
(b)
.............................. 310,357 1,048,777
309,500,890
a
France  —  5 .5%
Abivax SA
(a) (b)
........................... 83,188 10,324,166
Accor SA .............................. 247,524 12,872,734
Aeroports de Paris SA ..................... 38,328 5,312,474
Air France-KLM , NVS
(a) (b)
.................... 210,218 2,936,128
Air Liquide SA ........................... 862,663 169,951,915
Airbus SE .............................. 813,593 190,997,866
Alstom SA
(a) (b)
........................... 472,174 8,747,460
Alten SA ............................... 49,454 4,300,678
Amundi SA
(d)
............................ 63,541 6,943,092
APERAM SA ............................ 72,400 3,824,371
ArcelorMittal SA .......................... 581,536 41,078,150
Arkema SA ............................. 77,159 5,255,500
AXA SA ............................... 2,211,629 114,627,849
Ayvens SA
(d)
............................ 468,320 6,311,885
Beneteau SACA
(a)
........................ 64,517 448,625
BioMerieux ............................. 53,795 4,287,891
BNP Paribas SA ......................... 1,352,026 171,800,050
Bollore SE ............................. 758,049 3,385,366
Security Shares Value
a
France (continued)
Bouygues SA ........................... 263,865 $ 14,863,450
Bureau Veritas SA ........................ 419,984 13,435,299
Canal+ SA ............................. 1,349,064 4,799,105
Capgemini SE ........................... 205,699 24,449,529
Carrefour SA ............................ 713,011 13,085,162
Cie de Saint-Gobain SA .................... 610,387 57,368,493
Cie Generale des Etablissements Michelin SCA .... 877,653 35,475,134
Coface SA ............................. 193,479 3,531,382
Covivio SA ............................. 66,013 4,029,900
Credit Agricole SA ........................ 1,294,614 28,928,739
Danone SA ............................. 865,412 67,317,012
Dassault Aviation SA ...................... 26,059 9,002,074
Dassault Systemes SE ..................... 869,236 20,222,772
DBV Technologies SA
(b)
.................... 40,838 110,667
Derichebourg SA ......................... 184,299 1,984,167
Edenred SE ............................ 335,808 11,056,400
Eiffage SA ............................. 93,915 13,348,097
Elior Group SA
(d)
......................... 247,016 605,129
Elis SA ................................ 249,402 7,153,821
Emeis SA
(b)
............................. 136,266 2,300,105
Engie SA .............................. 2,488,501 77,569,332
Eramet SA
(a) (b)
........................... 15,724 784,914
EssilorLuxottica SA ....................... 407,918 77,227,764
Eurazeo SE ............................ 55,137 3,031,736
Eurofins Scientific SE ...................... 162,426 12,809,035
Euronext N.V.
(d)
.......................... 109,358 19,995,657
Eutelsat Communications SACA
(a) (b)
............ 458,535 1,084,601
Exail Technologies SA , NVS
(a) (b)
............... 10,123 1,457,955
Exosens SAS ........................... 60,529 4,015,839
FDJ UNITED
(a)
.......................... 180,780 4,574,092
Fnac Darty SA ........................... 31,133 1,240,727
Forvia SE
(b)
............................. 244,653 2,527,498
Gaztransport Et Technigaz SA ................ 51,795 11,706,664
Gecina SA ............................. 47,935 4,152,748
Getlink SE ............................. 402,098 8,577,850
Hermes International SCA ................... 37,005 65,568,175
ICADE ................................ 56,818 1,267,494
ID Logistics Group SACA
(b)
.................. 4,957 2,064,876
Imerys SA .............................. 49,809 1,356,209
Interparfums SA .......................... 42,639 1,210,367
Ipsen SA .............................. 48,514 9,374,138
IPSOS SA ............................. 67,911 2,805,726
JCDecaux SE ........................... 124,204 3,253,787
Kaufman & Broad SA ...................... 32,413 949,158
Kering SA .............................. 100,255 33,091,502
Klepierre SA ............................ 282,909 12,850,018
Legrand SA ............................ 355,135 53,990,897
LISI SA ............................... 30,606 2,247,846
L'Oreal SA ............................. 325,463 144,959,660
Louis Hachette Group , NVS .................. 1,159,394 2,355,984
LVMH Moet Hennessy Louis Vuitton SE .......... 339,612 186,492,827
Medincell SA , NVS
(a) (b)
..................... 5,056 152,034
Mercialys SA ............................ 274,432 3,804,177
Mersen SA ............................. 48,989 2,110,239
Metropole Television SA
(a)
................... 42,807 598,852
Nanobiotix SA
(b)
.......................... 33,960 1,320,508
Nexans SA ............................. 49,136 7,484,461
Nexity SA
(a) (b)
............................ 79,541 649,658
Opmobility ............................. 121,989 1,811,515
Orange SA ............................. 2,582,592 49,347,374
Pernod Ricard SA ........................ 270,675 21,094,593
Pluxee N.V. , NVS
(a)
....................... 113,382 1,861,389
Publicis Groupe SA ....................... 300,375 32,059,176
Remy Cointreau SA ....................... 27,363 1,528,460

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
82
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
France (continued)
Renault SA ............................. 250,507 $ 7,910,074
Rexel SA .............................. 297,374 12,339,740
Rubis SCA ............................. 115,389 4,460,658
Safran SA .............................. 477,997 187,843,876
Sanofi SA .............................. 1,471,949 126,751,962
Sartorius Stedim Biotech .................... 39,579 7,652,204
Schneider Electric SE ...................... 746,545 250,828,139
SCOR SE .............................. 191,941 7,593,406
SEB SA ............................... 40,847 2,751,218
SES SA , Class A ......................... 532,654 3,534,893
Societe BIC SA
(a)
......................... 42,934 3,366,269
Societe Generale SA ...................... 900,255 84,620,949
Sodexo SA ............................. 108,329 7,123,364
SOITEC
(b)
.............................. 38,147 4,647,289
Sopra Steria Group ....................... 21,573 4,579,128
SPIE SA ............................... 195,253 10,500,850
STMicroelectronics N.V. .................... 877,124 46,854,563
Technip Energies N.V. ..................... 190,897 6,602,501
Teleperformance SE
(a)
...................... 64,538 5,135,117
Television Francaise 1 SA ................... 110,482 905,701
Thales SA .............................. 124,813 35,531,822
TotalEnergies SE ......................... 2,675,478 235,871,365
Trigano SA ............................. 13,936 2,434,327
Ubisoft Entertainment SA
(a) (b)
................. 152,163 1,006,661
Unibail-Rodamco-Westfield
(b)
................. 148,642 18,110,309
Valeo SE .............................. 279,905 4,842,885
Vallourec SACA .......................... 220,034 5,305,258
Veolia Environnement SA ................... 850,095 33,828,132
Vicat SACA ............................. 28,423 2,151,717
Vinci SA ............................... 652,919 92,187,421
Virbac SACA ............................ 7,087 2,759,726
Viridien
(a) (b)
............................. 7,257 780,343
Vivendi SE ............................. 889,835 1,642,178
Vusion
(a)
............................... 14,479 2,176,348
Wendel SE ............................. 31,252 3,030,823
Worldline SA
(a) (b) (d)
........................ 57,717 820,857
3,203,372,222
a
Germany  —  4 .8%
adidas AG ............................. 224,558 41,548,403
AIXTRON SE ........................... 156,759 6,612,279
Allianz SE , Registered ..................... 517,237 257,636,737
Alzchem Group AG ....................... 5,583 995,036
Aroundtown SA
(b)
......................... 1,149,387 2,891,153
Aumovio SE
(b)
........................... 86,134 3,977,069
Aurubis AG ............................. 35,093 7,384,332
Auto1 Group SE
(a) (b)
....................... 194,100 5,097,252
BASF SE .............................. 1,214,928 70,530,944
Bayer AG , Registered ...................... 1,348,299 74,824,838
Bayerische Motoren Werke AG ............... 442,958 30,361,865
Bechtle AG ............................. 110,558 4,629,711
Befesa SA
(d)
............................ 78,184 3,152,886
Beiersdorf AG
(a)
.......................... 123,141 11,438,698
Bilfinger SE ............................. 56,795 5,431,643
Brenntag SE ............................ 159,883 11,274,387
CANCOM SE ........................... 55,073 1,522,857
Carl Zeiss Meditec AG , Bearer ................ 55,118 1,942,219
CECONOMY AG
(b)
........................ 300,446 1,473,827
Commerzbank AG
(a)
....................... 909,260 39,656,463
Continental AG .......................... 150,967 12,554,906
CTS Eventim AG & Co. KGaA ................ 87,336 5,892,630
Daimler Truck Holding AG ................... 618,857 35,002,963
Delivery Hero SE , Class A
(a) (b) (d)
............... 233,752 10,189,905
Deutsche Bank AG , Registered ............... 2,485,520 91,481,995
Deutsche Boerse AG ...................... 251,927 75,884,734
Security Shares Value
a
Germany (continued)
Deutsche Lufthansa AG , Registered ............ 752,609 $ 7,897,149
Deutsche Pfandbriefbank AG
(a) (b) (d)
............. 276,573 1,092,620
Deutsche Post AG ........................ 1,248,824 83,423,636
Deutsche Telekom AG , Registered ............. 4,722,710 145,747,431
Deutz AG
(a)
............................. 275,333 3,141,578
Duerr AG .............................. 80,397 1,660,022
E.ON SE .............................. 3,073,222 66,207,218
Eckert & Ziegler SE ....................... 143,890 2,263,958
Elmos Semiconductor SE ................... 9,330 1,576,614
Evonik Industries AG ...................... 299,600 6,060,814
Evotec SE
(a) (b)
........................... 250,538 985,461
Fielmann Group AG ....................... 54,939 2,575,058
flatexDEGIRO SE ........................ 141,103 5,941,155
Fraport AG Frankfurt Airport Services Worldwide .... 55,794 4,358,747
Freenet AG ............................. 170,121 4,780,575
Fresenius Medical Care AG .................. 252,664 12,967,181
Fresenius SE & Co. KGaA ................... 568,027 29,195,008
Friedrich Vorwerk Group SE ................. 2,897 220,043
GEA Group AG .......................... 207,623 14,749,849
Gerresheimer AG
(a) (b)
...................... 49,801 1,584,155
Grand City Properties SA
(a)
.................. 115,602 1,295,400
GRENKE AG
(a)
.......................... 45,738 621,343
Hannover Rueck SE ....................... 79,836 23,012,447
Heidelberg Materials AG .................... 183,013 34,070,596
HelloFresh SE
(a) (b)
........................ 217,340 856,214
Henkel AG & Co. KGaA .................... 136,183 11,158,869
Hensoldt AG
(a)
........................... 89,082 8,182,973
HOCHTIEF AG .......................... 22,084 11,318,589
HUGO BOSS AG
(a)
........................ 81,981 3,600,108
Hypoport SE
(a) (b)
.......................... 6,461 614,134
Infineon Technologies AG ................... 1,793,878 128,735,017
IONOS Group SE
(a) (b)
...................... 94,271 3,436,507
Jenoptik AG ............................ 80,391 3,483,027
K+S AG , Registered
(a)
...................... 249,135 4,178,751
KION Group AG .......................... 95,981 4,343,378
Knorr-Bremse AG ........................ 95,744 11,387,381
Kontron AG
(a) (b)
.......................... 94,638 2,445,567
Krones AG ............................. 23,016 2,966,206
LANXESS AG ........................... 120,463 2,301,028
LEG Immobilien SE ....................... 96,047 5,766,517
Mercedes-Benz Group AG ................... 973,837 52,654,541
Merck KGaA ............................ 170,856 28,237,061
MTU Aero Engines AG ..................... 74,968 31,432,443
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 179,537 107,847,788
Mutares SE & Co. KGaA .................... 6,957 214,286
Nagarro SE ............................. 3,113 275,075
Nemetschek SE .......................... 86,051 5,800,243
Nordex SE
(a) (b)
........................... 187,528 8,378,687
Norma Group SE
(a)
........................ 52,270 1,102,141
PATRIZIA SE ........................... 92,727 779,427
ProSiebenSat.1 Media SE
(a)
.................. 175,342 733,734
Puma SE
(b)
............................. 153,872 4,908,495
PVA TePla AG
(b)
.......................... 16,525 634,791
QIAGEN N.V. ........................... 267,949 11,025,798
Rational AG ............................ 6,469 5,036,483
Redcare Pharmacy N.V.
(a) (b) (d)
................. 26,187 1,862,774
RENK Group AG ......................... 120,622 6,694,097
Rheinmetall AG .......................... 64,422 85,162,571
RTL Group SA
(a)
......................... 28,048 1,050,026
RWE AG .............................. 875,572 57,597,706
Salzgitter AG ............................ 45,814 2,744,753
SAP SE ............................... 1,426,386 261,449,583
Schaeffler AG ........................... 186,190 1,534,704

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
83
Schedule of Investments
Security Shares Value
a
Germany (continued)
Scout24 SE
(d)
........................... 107,596 $ 9,224,593
Siemens AG , Registered .................... 1,019,046 333,886,718
Siemens Energy AG ....................... 1,066,314 182,172,250
Siemens Healthineers AG
(d)
.................. 440,698 18,766,942
Siltronic AG
(b)
........................... 23,214 2,051,750
Sixt SE ............................... 40,128 3,321,791
SMA Solar Technology AG
(b)
................. 25,838 1,585,321
Stroeer SE & Co. KGaA
(a)
................... 48,241 2,208,216
Suedzucker AG
(b)
......................... 110,185 1,439,606
SUSS MicroTec SE ....................... 32,782 2,837,899
Symrise AG , Class A ...................... 180,064 18,478,166
TAG Immobilien AG ....................... 283,202 4,525,389
Talanx AG .............................. 86,666 11,519,174
TeamViewer SE
(b) (d)
....................... 234,796 1,639,597
thyssenkrupp AG ......................... 692,731 9,721,011
Tkms AG& Co. KGaA
(b)
..................... 40,872 3,893,814
United Internet AG , Registered ................ 160,606 4,387,454
Verbio SE
(b)
............................. 38,631 1,289,372
Vonovia SE ............................. 991,583 24,056,433
Vossloh AG
(a)
........................... 29,571 1,993,062
Wacker Chemie AG
(b)
...................... 35,251 3,610,556
Wacker Neuson SE ....................... 49,219 1,243,251
Zalando SE
(b) (d)
.......................... 304,910 9,944,698
2,804,546,326
a
Greece  —  0 .2%
Allwyn AG .............................. 298,309 4,610,887
Alpha Bank SA .......................... 2,773,101 13,751,062
Autohellas Tourist and Trading SA ............. 24,623 329,370
CrediaBank SA
(b)
......................... 745,722 861,944
Eurobank SA ............................ 3,874,931 20,023,881
FF Group
(b) (c)
............................ 16,274 —
GEK TERNA SA ......................... 76,910 4,025,862
Hellenic Telecommunications Organization SA ..... 204,814 4,726,930
JUMBO SA ............................. 174,067 4,864,057
Metlen Energy & Metals PLC
(a)
................ 154,644 8,246,708
Motor Oil Hellas Corinth Refineries SA .......... 134,618 7,885,924
National Bank of Greece SA ................. 1,130,069 21,144,771
Optima bank SA ......................... 49,545 600,222
Piraeus Bank SA
(b)
........................ 1,637,083 19,095,042
Public Power Corp. SA ..................... 307,064 7,912,452
Titan SA ............................... 52,889 3,183,110
121,262,222
a
Hong Kong  —  1 .1%
AIA Group Ltd. .......................... 14,402,200 145,186,997
ASMPT Ltd. ............................ 427,100 8,195,861
Bank of East Asia Ltd. (The) ................. 1,575,000 3,345,744
BOC Hong Kong Holdings Ltd. ................ 5,278,500 35,102,352
Bright Smart Securities & Commodities Group Ltd.
(a) (b)
974,000 794,763
Brightoil Petroleum Holdings Ltd.
(a) (b) (c)
........... 757,750 1
China Lumena New Materials Corp. , NVS
(a) (b) (c)
..... 3,800 —
China Renewable Energy Investment Ltd.
(b) (c)
...... 4,386 —
CK Asset Holdings Ltd. ..................... 2,429,388 14,797,444
CK Hutchison Holdings Ltd. .................. 3,630,388 34,014,104
CK Infrastructure Holdings Ltd. ................ 859,500 6,855,839
CLP Holdings Ltd. ........................ 2,271,000 22,579,063
Cowell e Holdings, Inc.
(a)
.................... 743,000 1,954,501
CTF Services Ltd. ........................ 3,171,300 3,315,551
Dah Sing Banking Group Ltd. ................. 743,600 1,428,764
Dah Sing Financial Holdings Ltd. .............. 343,600 2,182,823
Envision Greenwise Holdings Ltd.
(a) (b)
........... 984,000 602,134
FIH Mobile Ltd.
(a)
......................... 876,400 2,151,854
First Pacific Co. Ltd. ....................... 5,417,000 3,866,500
Futu Holdings Ltd. , ADR .................... 73,540 7,730,525
Security Shares Value
a
Hong Kong (continued)
Galaxy Entertainment Group Ltd. .............. 2,883,000 $ 12,572,742
Guotai Junan International Holdings Ltd.
(a)
........ 6,711,000 1,806,162
Hang Lung Properties Ltd. ................... 4,420,000 4,107,733
Health & Happiness H&H International Holdings Ltd. . 482,500 937,662
Henderson Land Development Co. Ltd. .......... 2,010,941 7,290,400
HKT Trust & HKT Ltd. , Class SS ............... 6,071,600 10,278,281
Hong Kong & China Gas Co. Ltd. .............. 15,976,566 14,302,809
Hong Kong Exchanges & Clearing Ltd. .......... 1,518,500 79,118,108
Hongkong Land Holdings Ltd. ................ 1,564,700 12,687,742
Hysan Development Co. Ltd. ................. 1,064,000 2,530,110
Jardine Matheson Holdings Ltd. ............... 213,800 14,199,509
Jiaxin International Resources Investment Ltd.
(a) (b)
... 96,800 681,836
Johnson Electric Holdings Ltd.
(a)
............... 712,250 1,689,602
JS Global Lifestyle Co. Ltd.
(a) (b) (d)
............... 2,769,000 496,506
Kerry Properties Ltd. ...................... 1,434,500 3,579,223
KLN Logistics Group Ltd. ................... 1,072,500 818,752
Link REIT .............................. 3,744,780 18,665,829
Luk Fook Holdings International Ltd. ............ 919,000 2,880,755
Man Wah Holdings Ltd.
(a)
.................... 2,856,000 1,146,994
Melco International Development Ltd.
(a) (b)
......... 1,837,500 862,605
Melco Resorts & Entertainment Ltd. , ADR
(b)
....... 310,902 1,781,468
MGM China Holdings Ltd. ................... 1,885,600 2,729,284
MTR Corp. Ltd.
(a)
......................... 2,039,500 8,604,993
New World Development Co. Ltd.
(a) (b)
............ 2,123,416 1,863,426
Pacific Basin Shipping Ltd. .................. 9,178,000 3,834,900
PCCW Ltd. ............................. 6,234,000 4,672,611
Power Assets Holdings Ltd. .................. 1,947,500 14,661,634
Precision Tsugami China Corp. Ltd. ............ 99,500 658,483
Sands China Ltd. ......................... 3,530,000 6,619,817
Sino Land Co. Ltd. ........................ 4,094,000 5,576,196
SITC International Holdings Co. Ltd. ............ 1,747,000 8,808,016
SJM Holdings Ltd.
(a) (b)
...................... 3,794,000 768,872
Sun Hung Kai Properties Ltd. ................. 1,857,000 29,145,339
Swire Pacific Ltd. , Class A ................... 552,500 7,016,422
Techtronic Industries Co. Ltd. ................. 1,913,000 32,138,315
Time Interconnect Technology Ltd.
(a)
............ 812,000 1,361,458
Vitasoy International Holdings Ltd. ............. 1,234,000 1,018,920
Vobile Group Ltd.
(b)
........................ 1,110,000 351,234
VTech Holdings Ltd.
(a)
...................... 428,500 2,824,966
WH Group Ltd.
(d)
......................... 10,818,500 11,640,358
Wharf Real Estate Investment Co. Ltd. .......... 2,002,000 6,770,734
Wynn Macau Ltd. ......................... 4,351,200 3,154,209
Xinyi Glass Holdings Ltd.
(a)
.................. 2,491,000 2,957,933
Yue Yuen Industrial Holdings Ltd.
(a)
............. 1,193,000 2,159,106
Zijin Gold International Co. Ltd. ............... 451,100 6,821,399
652,698,273
a
Hungary  —  0 .1%
Magyar Telekom Telecommunications PLC ........ 579,316 5,027,909
MOL Hungarian Oil & Gas PLC
(b)
.............. 461,124 6,602,179
OTP Bank Nyrt .......................... 308,931 45,765,594
Richter Gedeon Nyrt ....................... 189,847 7,073,542
64,469,224
a
India  —  4 .1%
360 ONE WAM Ltd. ....................... 441,206 5,242,566
3M India Ltd. ............................ 5,617 2,037,884
Aarti Industries Ltd. ....................... 447,284 2,292,375
Aarti Pharmalabs Ltd. ...................... 86,518 604,998
ABB India Ltd. ........................... 73,514 5,608,350
Acutaas Chemicals Ltd. .................... 97,246 3,163,970
Adani Enterprises Ltd. ..................... 248,614 7,838,171
Adani Ports & Special Economic Zone Ltd. ........ 719,720 12,786,916
Adani Power Ltd.
(b)
........................ 4,555,784 10,080,054
Aditya Birla Capital Ltd.
(b)
................... 1,684,544 7,135,114

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
84
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Aditya Birla Fashion and Retail Ltd.
(b)
........... 1,377,983 $ 869,243
Aditya Birla Lifestyle Brands Ltd.
(b)
............. 881,106 873,884
Aditya Birla Real Estate Ltd. ................. 118,112 1,754,962
Aditya Infotech Ltd. ....................... 17,872 635,176
Aegis Logistics Ltd. ....................... 200,974 2,694,085
Affle 3i Ltd.
(b)
............................ 177,269 2,946,841
AIA Engineering Ltd. ....................... 87,333 4,200,999
Ajanta Pharma Ltd. ....................... 87,138 3,164,537
Alkem Laboratories Ltd. .................... 64,517 3,888,329
Amara Raja Energy & Mobility Ltd. ............. 268,188 2,558,024
Amber Enterprises India Ltd.
(b)
................ 40,609 3,167,846
Ambuja Cements Ltd. ...................... 1,000,199 4,526,904
Anand Rathi Wealth Ltd. .................... 60,928 1,323,934
Angel One Ltd. .......................... 941,245 2,938,108
Apar Industries Ltd. ....................... 29,099 4,377,490
APL Apollo Tubes Ltd. ..................... 270,724 5,161,239
Apollo Hospitals Enterprise Ltd. ............... 147,143 13,804,564
Apollo Tyres Ltd. ......................... 694,450 3,114,774
Ashok Leyland Ltd. ....................... 4,382,239 7,628,684
Asian Paints Ltd. ......................... 510,370 14,680,855
Aster DM Quality Care Ltd.
(d)
................. 404,320 3,484,019
Astra Microwave Products Ltd. ................ 27,042 527,574
Astral Ltd. .............................. 239,771 3,638,163
AU Small Finance Bank Ltd.
(d)
................ 740,694 8,129,197
Aurobindo Pharma Ltd. ..................... 425,146 7,037,571
Authum Investment & Infrastructure Ltd.
(b)
........ 74,660 421,890
Avanti Feeds Ltd. ......................... 17,789 167,627
Avenue Supermarts Ltd.
(b) (d)
.................. 206,433 8,488,528
Axis Bank Ltd. ........................... 3,025,754 38,963,611
Bajaj Auto Ltd. ........................... 91,539 11,049,712
Bajaj Finance Ltd. ........................ 3,400,298 40,648,209
Bajaj Finserv Ltd. ......................... 573,390 12,187,240
Bajaj Holdings & Investment Ltd. .............. 39,852 4,736,524
Balkrishna Industries Ltd. ................... 143,602 3,722,423
Balrampur Chini Mills Ltd. ................... 414,284 2,545,232
Bandhan Bank Ltd.
(d)
...................... 1,295,900 2,363,744
Bank of Baroda .......................... 1,639,087 4,166,172
Bata India Ltd. ........................... 180,201 1,314,332
BEML Ltd. ............................. 85,265 1,564,413
Bharat Electronics Ltd. ..................... 5,055,690 20,548,423
Bharat Forge Ltd. ......................... 387,672 8,930,639
Bharat Heavy Electricals Ltd. ................. 1,639,058 6,987,479
Bharat Petroleum Corp. Ltd. ................. 2,068,310 6,912,240
Bharti Airtel Ltd. .......................... 3,818,761 78,893,014
Biocon Ltd. ............................. 891,328 3,975,304
Birlasoft Ltd. ............................ 453,230 1,437,254
Blue Star Ltd. ........................... 223,251 3,933,351
Bluestone Jewellery And Lifestyle Ltd.
(b)
.......... 30,948 264,568
Bosch Ltd. ............................. 13,342 5,743,968
Brigade Enterprises Ltd. .................... 321,121 1,952,815
Britannia Industries Ltd. .................... 151,642 8,605,801
BSE Ltd. .............................. 270,669 10,338,433
Canara Bank ............................ 3,012,914 3,943,917
Carborundum Universal Ltd. ................. 164,525 1,833,101
Cartrade Tech Ltd.
(b)
....................... 38,338 1,092,538
Castrol India Ltd. ......................... 1,384,635 2,686,935
Cemindia Projects Ltd. ..................... 36,734 526,801
Central Depository Services India Ltd. ........... 225,885 3,153,677
CESC Ltd. ............................. 1,564,813 2,712,577
CG Power & Industrial Solutions Ltd. ............ 985,949 8,919,676
Cholamandalam Financial Holdings Ltd. ......... 160,204 2,574,255
Cholamandalam Investment and Finance Co. Ltd. ... 612,858 11,876,420
Cipla Ltd. .............................. 718,555 11,089,661
City Union Bank Ltd. ....................... 1,079,237 2,334,953
Security Shares Value
a
India (continued)
Coal India Ltd. ........................... 2,362,257 $ 10,255,652
Coforge Ltd. ............................ 480,314 8,662,963
Cohance Lifesciences Ltd.
(b)
................. 190,616 849,010
Colgate-Palmolive India Ltd. ................. 172,943 3,762,729
Computer Age Management Services Ltd. ........ 430,236 3,588,931
Container Corp. Of India Ltd. ................. 571,935 3,148,460
Coromandel International Ltd. ................ 189,275 4,113,151
CRISIL Ltd. ............................. 30,421 1,390,474
Crompton Greaves Consumer Electricals Ltd. ...... 1,145,126 3,120,575
Cummins India Ltd. ....................... 209,783 12,132,885
Cyient Ltd. ............................. 115,795 1,029,758
Dabur India Ltd. .......................... 827,326 3,653,877
Data Patterns India Ltd. .................... 49,886 2,238,252
Deepak Fertilisers & Petrochemicals Corp. Ltd. ..... 10,504 170,902
Deepak Nitrite Ltd. ........................ 127,650 2,222,913
Delhivery Ltd.
(b)
.......................... 948,256 4,787,171
Divi's Laboratories Ltd. ..................... 165,679 13,986,331
Dixon Technologies India Ltd. ................ 54,747 8,057,142
DLF Ltd. ............................... 997,424 6,889,438
Dr Lal PathLabs Ltd.
(d)
..................... 170,442 3,404,272
Dr Reddy's Laboratories Ltd. ................. 657,703 7,890,937
eClerx Services Ltd. ....................... 20,836 403,269
Edelweiss Financial Services Ltd. .............. 1,135,047 1,373,037
Eicher Motors Ltd. ........................ 199,033 16,330,084
EIH Ltd. ............................... 418,466 1,433,750
Elgi Equipments Ltd. ...................... 352,024 2,100,718
Emami Ltd. ............................. 300,469 1,253,538
Embassy Office Parks REIT .................. 1,133,555 5,202,727
Engineers India Ltd. ....................... 791,268 1,843,231
Eternal Ltd.
(b)
............................ 3,617,865 11,465,508
Exide Industries Ltd. ....................... 860,425 4,054,431
Federal Bank Ltd. ........................ 2,549,151 9,583,520
Finolex Cables Ltd. ....................... 208,492 2,156,115
Firstsource Solutions Ltd. ................... 721,250 2,283,015
Five-Star Business Finance Ltd. ............... 360,552 2,069,624
Force Motors Ltd. ........................ 4,747 889,760
Fortis Healthcare Ltd. ...................... 731,043 7,242,715
FSN E-Commerce Ventures Ltd.
(b)
............. 1,771,249 6,191,337
Gabriel India Ltd. ......................... 32,235 486,899
GAIL India Ltd. .......................... 2,710,005 5,148,664
Garden Reach Shipbuilders & Engineers Ltd. ...... 5,573 151,907
Garware Hi-Tech Films Ltd. .................. 5,717 428,432
GE Vernova T&D India Ltd. .................. 180,401 8,168,629
GlaxoSmithKline Pharmaceuticals Ltd. .......... 77,355 2,152,067
Glenmark Pharmaceuticals Ltd. ............... 253,186 5,926,961
Global Health Ltd. ........................ 157,644 2,322,090
GMR Airports Ltd.
(b)
....................... 5,550,295 6,120,481
Godrej Consumer Products Ltd. ............... 552,740 6,199,436
Godrej Properties Ltd. ..................... 246,423 5,437,730
Granules India Ltd. ........................ 382,126 3,302,713
Grasim Industries Ltd. ...................... 401,998 13,057,130
Great Eastern Shipping Co. Ltd. (The) ........... 244,248 3,455,811
GSPL Transmission Ltd.
(b)
................... 210,894 331,586
Gujarat Energy Ltd. ....................... 638,800 1,837,575
Gujarat Fluorochemicals Ltd. ................. 49,160 2,248,465
Gujarat Narmada Valley Fertilizers & Chemicals Ltd. . 261,123 1,396,207
Happiest Minds Technologies Ltd. .............. 230,168 910,687
Havells India Ltd. ......................... 288,871 3,816,301
HBL Engineering Ltd. ...................... 280,536 2,112,939
HCL Technologies Ltd. ..................... 1,234,644 17,458,512
HDFC Asset Management Co. Ltd.
(d)
............ 253,699 6,950,610
HDFC Bank Ltd. ......................... 15,606,720 122,228,787
HDFC Life Insurance Co. Ltd.
(d)
............... 1,329,600 7,639,457
HEG Ltd. .............................. 249,482 1,718,184

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
85
Schedule of Investments
Security Shares Value
a
India (continued)
Hero MotoCorp Ltd. ....................... 180,359 $ 10,181,328
HFCL Ltd. .............................. 1,456,691 2,963,150
Himadri Speciality Chemical Ltd. .............. 97,290 765,039
Hindalco Industries Ltd. .................... 1,756,611 17,999,739
Hindustan Aeronautics Ltd. .................. 221,886 10,808,211
Hindustan Copper Ltd. ..................... 595,254 3,075,105
Hindustan Petroleum Corp. Ltd. ............... 1,322,246 5,380,834
Hindustan Unilever Ltd. ..................... 967,378 21,294,645
Hitachi Energy India Ltd. .................... 18,885 6,364,774
ICICI Bank Ltd. .......................... 7,065,908 106,194,582
ICICI Lombard General Insurance Co. Ltd.
(d)
....... 312,055 5,310,087
ICICI Prudential Life Insurance Co. Ltd.
(d)
......... 508,879 2,747,519
IDFC First Bank Ltd. ....................... 6,629,687 5,881,737
IIFL Finance Ltd. ......................... 435,506 2,776,904
IndiaMart InterMesh Ltd.
(d)
................... 75,234 1,417,841
Indian Bank ............................ 485,212 4,250,685
Indian Energy Exchange Ltd.
(d)
................ 1,297,711 1,797,944
Indian Hotels Co. Ltd. (The) , Class A ............ 1,290,765 9,991,613
Indian Oil Corp. Ltd. ....................... 3,524,633 5,166,798
Indraprastha Gas Ltd. ...................... 1,213,721 1,932,783
Indus Towers Ltd.
(b)
....................... 1,735,762 7,117,368
IndusInd Bank Ltd. ........................ 769,522 8,160,763
Info Edge India Ltd. ....................... 571,353 7,338,776
Infosys Ltd. ............................. 4,189,323 49,765,173
Inox Wind Ltd.
(b)
.......................... 2,009,476 1,643,097
Intellect Design Arena Ltd. ................... 146,306 1,103,933
InterGlobe Aviation Ltd.
(d)
................... 274,467 14,862,005
Ipca Laboratories Ltd. ...................... 254,680 4,665,024
IRB Infrastructure Developers Ltd. ............. 8,266,264 1,732,811
IRCON International Ltd.
(d)
................... 928,989 1,225,583
ITC Hotels Ltd. .......................... 1,200,227 2,041,542
ITC Ltd. ............................... 3,902,675 11,489,310
Jaiprakash Power Ventures Ltd.
(b)
.............. 7,894,681 1,515,069
Jindal Saw Ltd. .......................... 513,307 1,382,224
Jindal Stainless Ltd. ....................... 627,423 4,831,366
Jindal Steel Ltd. .......................... 524,810 6,068,714
Jio Financial Services Ltd. ................... 4,027,769 10,824,180
JK Cement Ltd. .......................... 71,745 4,090,975
JSW Energy Ltd. ......................... 730,671 4,246,914
JSW Steel Ltd. .......................... 862,834 11,484,984
Jubilant Foodworks Ltd. .................... 481,654 2,212,656
Jubilant Pharmova Ltd. ..................... 164,384 1,611,345
Jupiter Wagons Ltd.
(b)
...................... 298,146 809,372
Kajaria Ceramics Ltd. ...................... 154,116 1,934,772
Kalpataru Projects International Ltd. ............ 161,890 2,187,660
Kalyan Jewellers India Ltd. .................. 554,217 3,556,032
Karur Vysya Bank Ltd. (The) ................. 1,145,587 4,112,927
Kaynes Technology India Ltd.
(b)
............... 50,788 2,023,958
KEI Industries Ltd. ........................ 107,297 5,618,955
Kirloskar Oil Engines Ltd. ................... 154,364 3,542,610
Kotak Mahindra Bank Ltd. ................... 7,485,674 30,601,124
KPI Green Energy Ltd.
(d)
.................... 463,986 1,816,225
KPIT Technologies Ltd. ..................... 311,301 1,951,434
Krishna Institute of Medical Sciences Ltd.
(b) (d)
...... 517,198 4,362,417
Kwality Wall's India Ltd.
(b)
................... 1,137,236 368,327
L&T Finance Ltd. ......................... 1,705,546 5,561,884
Larsen & Toubro Ltd. ...................... 944,720 38,965,822
Laurus Labs Ltd.
(d)
........................ 550,706 10,483,763
LIC Housing Finance Ltd. ................... 651,938 3,572,894
Lodha Developers Ltd.
(d)
.................... 385,488 5,024,842
LTM Ltd.
(d)
............................. 112,337 5,142,818
Lupin Ltd. .............................. 332,097 8,405,536
Mahanagar Gas Ltd. ....................... 126,693 1,487,240
Mahindra & Mahindra Financial Services Ltd. ...... 932,667 3,768,739
Security Shares Value
a
India (continued)
Mahindra & Mahindra Ltd. ................... 1,236,246 $ 44,019,775
Manappuram Finance Ltd. ................... 1,215,330 4,734,709
Mankind Pharma Ltd. ...................... 181,646 4,700,431
Marico Ltd. ............................. 833,808 7,606,462
Maruti Suzuki India Ltd. .................... 170,410 25,412,366
Max Financial Services Ltd.
(b)
................. 381,906 5,996,427
Max Healthcare Institute Ltd. ................. 1,029,810 11,852,661
Motherson Sumi Wiring India Ltd. .............. 5,838,649 2,484,295
Motilal Oswal Financial Services Ltd. ............ 293,321 2,618,947
Mphasis Ltd. ............................ 154,202 3,794,555
MRF Ltd. .............................. 4,124 5,737,113
MTAR Technologies Ltd.
(b)
................... 41,602 2,501,590
Multi Commodity Exchange of India Ltd. ......... 168,805 4,763,692
Muthoot Finance Ltd. ...................... 180,205 5,887,643
Natco Pharma Ltd. ........................ 191,805 1,843,164
National Aluminium Co. Ltd. .................. 1,389,530 5,112,169
Navin Fluorine International Ltd. ............... 61,608 4,885,881
NBCC India Ltd. ......................... 2,332,966 2,316,153
NCC Ltd. .............................. 1,131,500 1,672,582
Nestle India Ltd. ......................... 823,262 13,019,527
Netweb Technologies India Ltd. ............... 13,342 633,133
Neuland Laboratories Ltd. ................... 5,841 1,165,718
NHPC Ltd. ............................. 5,709,910 4,710,889
NLC India Ltd. ........................... 599,588 1,870,609
NMDC Ltd. ............................. 4,665,839 4,161,254
NMDC Steel Ltd.
(b)
........................ 3,096,848 1,397,641
NTPC Ltd. ............................. 6,081,528 22,116,123
Nuvama Wealth Management Ltd. ............. 188,930 3,570,449
Oberoi Realty Ltd. ........................ 245,225 4,695,416
Oil & Natural Gas Corp. Ltd. ................. 3,462,501 8,821,185
Oil India Ltd. ............................ 662,008 3,189,776
Ola Electric Mobility Ltd.
(b)
................... 1,103,069 446,996
Olectra Greentech Ltd. ..................... 135,094 1,873,639
One 97 Communications Ltd.
(b)
................ 579,639 8,155,598
Onesource Specialty Pharma Ltd.
(b)
............ 110,204 1,869,811
Oracle Financial Services Software Ltd. .......... 37,025 4,341,642
Page Industries Ltd. ....................... 9,701 4,103,466
Paras Defence & Space Technologies Ltd. ........ 18,753 247,131
PB Fintech Ltd.
(b)
......................... 529,121 8,882,748
Persistent Systems Ltd. .................... 149,887 8,723,594
Petronet LNG Ltd. ........................ 1,118,131 3,288,575
PG Electroplast Ltd. ....................... 317,236 2,037,524
Phoenix Mills Ltd. (The) .................... 285,005 5,656,381
Physicswallah Ltd.
(b) (d)
...................... 159,658 208,778
PI Industries Ltd. ......................... 122,442 3,529,993
Pidilite Industries Ltd. ...................... 464,334 7,840,861
Piramal Finance Ltd. ...................... 200,935 4,326,339
Piramal Pharma Ltd. ....................... 1,271,722 2,606,486
PNB Housing Finance Ltd.
(d)
................. 328,208 3,620,713
Polycab India Ltd. ........................ 75,523 7,204,139
Poonawalla Fincorp Ltd.
(b)
................... 668,546 3,247,058
Power Finance Corp. Ltd. ................... 2,124,289 9,442,803
Power Grid Corp. of India Ltd. ................ 6,055,126 18,024,775
Praj Industries Ltd. ........................ 368,088 1,203,151
Premier Energies Ltd.
(d)
..................... 111,240 1,190,854
Prestige Estates Projects Ltd. ................ 273,476 4,631,690
Procter & Gamble Health Ltd. ................ 27,166 1,878,798
PTC Industries Ltd.
(b)
...................... 1,559 289,847
Punjab National Bank ...................... 3,271,942 3,862,899
PVR Inox Ltd.
(b)
.......................... 135,794 1,608,747
Radico Khaitan Ltd. ....................... 155,989 7,094,496
Railtel Corp. of India Ltd. .................... 391,160 1,167,148
Ramco Cements Ltd. (The) .................. 219,371 2,110,365
Ramkrishna Forgings Ltd. ................... 218,230 1,489,207

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
86
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
REC Ltd. .............................. 1,707,559 $ 6,671,598
Redington Ltd. ........................... 1,168,768 3,938,616
Reliance Industries Ltd. .................... 8,326,235 113,998,192
Reliance Power Ltd.
(b)
...................... 4,990,935 1,225,108
SAI Life Sciences Ltd.
(b) (d)
................... 27,518 379,421
Sammaan Capital Ltd.
(b)
.................... 1,140,136 1,939,811
Samvardhana Motherson International Ltd. ....... 6,527,730 10,309,907
Sansera Engineering Ltd.
(d)
.................. 7,935 278,145
SBI Cards & Payment Services Ltd. ............ 435,104 3,007,956
SBI Life Insurance Co. Ltd.
(d)
................. 617,587 12,174,919
Schneider Electric Infrastructure Ltd.
(b)
........... 9,598 136,035
Shaily Engineering Plastics Ltd. ............... 15,509 497,584
Shree Cement Ltd. ........................ 13,644 3,725,223
Shriram Finance Ltd. ...................... 1,943,680 21,302,992
Siemens Energy India Ltd. ................... 130,885 4,431,052
Siemens Ltd. ............................ 133,544 5,260,100
SJVN Ltd. .............................. 2,921,271 2,099,363
SKF India Industrial Ltd. .................... 38,697 1,111,208
SKF India Ltd. ........................... 38,697 600,099
Solar Industries India Ltd. ................... 38,926 7,503,308
Sona Blw Precision Forgings Ltd.
(d)
............. 704,220 5,676,788
Sonata Software Ltd. ...................... 383,270 1,296,343
SRF Ltd. .............................. 176,951 4,861,904
Star Health & Allied Insurance Co. Ltd.
(b)
......... 406,950 2,561,387
State Bank of India ........................ 2,521,272 27,134,995
Strides Pharma Science Ltd. ................. 232,481 2,497,680
Sun Pharmaceutical Industries Ltd. ............. 1,290,675 26,910,984
Sundaram Finance Ltd. ..................... 89,411 4,369,887
Sundram Fasteners Ltd. .................... 137,301 1,406,164
Supreme Industries Ltd. .................... 105,117 3,817,380
Suzlon Energy Ltd.
(b)
...................... 14,922,760 7,498,569
Swan Corp. Ltd. .......................... 242,698 782,339
Swiggy Ltd.
(b)
........................... 1,831,574 5,466,873
Syngene International Ltd.
(d)
................. 374,019 1,512,854
Syrma SGS Technology Ltd. ................. 44,718 640,243
Tanla Platforms Ltd. ....................... 161,299 990,843
Tata Chemicals Ltd. ....................... 279,402 1,971,912
Tata Communications Ltd. ................... 184,694 3,399,294
Tata Consultancy Services Ltd. ............... 1,085,911 26,940,971
Tata Consumer Products Ltd. ................. 876,469 9,945,128
Tata Elxsi Ltd. ........................... 49,760 1,919,244
Tata Motors Ltd. .......................... 2,757,259 12,612,866
Tata Motors Passenger Vehicles Ltd. ............ 2,263,552 8,057,235
Tata Power Co. Ltd. (The) ................... 2,241,430 8,942,587
Tata Steel Ltd. ........................... 10,302,814 20,499,430
Tata Teleservices Maharashtra Ltd.
(b)
............ 1,359,127 568,980
TD Power Systems Ltd. .................... 81,611 966,465
Tech Mahindra Ltd. ....................... 749,493 13,013,700
Tejas Networks Ltd.
(b) (d)
..................... 201,683 1,083,498
Thanga Mayil Jewellery Ltd. ................. 9,915 543,004
Thermax Ltd. ........................... 82,980 3,745,654
Timken India Ltd. ......................... 66,206 2,182,152
Titagarh Rail System Ltd. ................... 305,725 2,641,993
Titan Co. Ltd. ........................... 498,003 25,425,590
Torrent Pharmaceuticals Ltd. ................. 239,514 12,863,582
Torrent Power Ltd. ........................ 264,653 3,916,352
Trent Ltd. .............................. 395,394 12,452,120
Triveni Turbine Ltd. ....................... 298,851 1,885,698
Tube Investments of India Ltd. ................ 178,896 5,160,121
TVS Motor Co. Ltd. ....................... 363,439 16,419,874
UltraTech Cement Ltd. ..................... 152,524 19,020,904
Union Bank of India Ltd. .................... 2,491,729 4,471,031
United Spirits Ltd. ........................ 459,159 7,295,444
UNO Minda Ltd. .......................... 348,137 4,305,896
Security Shares Value
a
India (continued)
UPL Ltd. ............................... 735,724 $ 4,659,349
Varun Beverages Ltd. ...................... 1,880,110 8,712,265
Vedanta Aluminium Metal Ltd. ................ 2,003,512 9,537,234
Vedanta Iron and Steel Ltd.
(b)
................. 1,903,597 644,009
Vedanta Ltd. ............................ 1,960,029 5,441,469
Vedanta Oil and Gas Ltd.
(b)
.................. 1,903,597 709,048
Vedanta Power Ltd.
(b)
...................... 1,903,597 688,698
Vishal Mega Mart Ltd.
(b)
..................... 2,880,303 3,232,991
Vodafone Idea Ltd.
(b)
....................... 40,470,923 5,518,468
Voltas Ltd. ............................. 321,679 4,480,416
WAAREE Energies Ltd. .................... 130,537 3,661,424
Waaree Renewable Technologies Ltd.
(b)
.......... 126,246 1,205,817
Welspun Corp. Ltd. ....................... 73,906 1,278,127
Wipro Ltd. .............................. 3,273,275 6,313,573
Wockhardt Ltd.
(b)
......................... 144,034 2,958,812
Yes Bank Ltd.
(b)
.......................... 21,364,822 5,095,999
Zee Entertainment Enterprises Ltd. ............. 1,216,076 1,459,418
Zen Technologies Ltd. ...................... 18,506 315,018
Zydus Lifesciences Ltd. .................... 364,655 4,305,321
2,404,762,438
a
Indonesia  —  0 .2%
AKR Corporindo Tbk PT .................... 11,354,500 924,438
Alamtri Resources Indonesia Tbk PT ............ 14,909,500 2,038,401
Astra International Tbk PT ................... 21,238,700 6,019,638
Bank Central Asia Tbk PT ................... 66,311,400 23,240,471
Bank Mandiri Persero Tbk PT ................ 50,260,900 11,694,194
Bank Negara Indonesia Persero Tbk PT ......... 18,127,100 3,549,468
Bank Rakyat Indonesia Persero Tbk PT .......... 80,317,613 13,507,481
Bank Tabungan Negara Persero Tbk PT
(b)
........ 8,639,493 581,785
Barito Pacific Tbk PT ...................... 30,480,236 3,100,858
Bukalapak.com PT Tbk
(b)
.................... 113,580,400 743,232
Bukit Asam Persero Tbk PT .................. 8,925,400 1,152,900
Bumi Resources Minerals Tbk PT
(b)
............. 91,827,207 2,844,905
Bumi Resources Tbk PT
(b)
................... 100,848,000 918,364
Charoen Pokphand Indonesia Tbk PT ........... 10,621,700 1,942,058
Ciputra Development Tbk PT ................. 22,141,896 706,702
Energi Mega Persada Tbk PT
(b)
............... 14,982,000 1,074,068
ESSA Industries Indonesia Tbk PT ............. 16,696,900 593,227
GoTo Gojek Tokopedia Tbk PT , Class A
(b)
......... 1,253,562,200 3,483,278
Hanson International Tbk PT
(b) (c)
............... 63,791,600 —
Indah Kiat Pulp & Paper Tbk PT ............... 3,067,700 1,426,016
Indo Tambangraya Megah Tbk PT ............. 492,100 672,077
Indocement Tunggal Prakarsa Tbk PT ........... 2,489,500 645,818
Indofood Sukses Makmur Tbk PT .............. 6,098,100 2,363,802
Japfa Comfeed Indonesia Tbk PT .............. 8,792,700 1,052,069
Jasa Marga Persero Tbk PT ................. 3,589,038 546,522
Kalbe Farma Tbk PT ...................... 31,092,800 1,248,751
Medco Energi Internasional Tbk PT ............. 17,632,020 1,257,547
Merdeka Copper Gold Tbk PT ................ 16,130,076 2,427,128
Pakuwon Jati Tbk PT ...................... 15,719,500 232,392
Perusahaan Gas Negara Persero Tbk PT ........ 18,172,800 1,514,263
Petrosea Tbk PT
(b)
........................ 1,687,500 437,415
Pool Advista Indonesia Tbk PT
(b) (c)
............. 1,914,800 —
Sarana Menara Nusantara Tbk PT ............. 48,037,500 1,075,769
Semen Indonesia Persero Tbk PT ............. 6,354,721 515,720
Sumber Alfaria Trijaya Tbk PT ................ 25,643,300 1,885,814
Telkom Indonesia Persero Tbk PT ............. 59,272,300 8,653,206
Trada Alam Minera Tbk PT
(b) (c)
................ 39,223,500 —
United Tractors Tbk PT ..................... 2,088,700 2,780,058
Waskita Karya Persero Tbk PT
(b) (c)
............. 19,926,317 61,655
XLSMART Telecom Sejahtera Tbk PT ........... 9,774,300 1,323,575
108,235,065
a

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
87
Schedule of Investments
Security Shares Value
a
Ireland  —  0 .2%
AIB Group PLC .......................... 2,612,936 $ 31,077,266
Bank of Ireland Group PLC .................. 1,333,828 28,010,243
Glanbia PLC ............................ 294,404 7,815,918
Kerry Group PLC , Class A ................... 206,708 19,734,318
Kingspan Group PLC ...................... 210,590 19,573,024
Ryanair Holdings PLC ..................... 573,952 16,094,471
122,305,240
a
Israel  —  1 .0%
Airport City Ltd.
(b)
......................... 149,535 2,693,825
Alony Hetz Properties & Investments Ltd.
(a)
....... 369,680 3,839,156
Amot Investments Ltd. ..................... 637,296 3,872,281
Aryt Industries Ltd. ........................ 30,980 255,726
Azrieli Group Ltd. ......................... 63,983 8,446,510
Bank Hapoalim BM ....................... 1,681,639 40,826,757
Bank Leumi Le-Israel BM ................... 2,013,234 47,569,334
Bet Shemesh Engines Holdings 1997 Ltd.
(b)
....... 9,084 2,466,262
Bezeq The Israeli Telecommunication Corp. Ltd. .... 4,023,628 9,640,732
Big Shopping Centers Ltd. ................... 32,765 7,363,870
Camtek Ltd.
(b)
........................... 45,705 6,319,960
Cellebrite DI Ltd.
(a) (b)
....................... 230,217 3,395,701
Check Point Software Technologies Ltd.
(b)
........ 111,811 14,214,532
Clal Insurance Enterprises Holdings Ltd. ......... 118,706 8,983,385
CyberArk Software Ltd.
(b)
.................... 72,562 3,265,290
Danel Adir Yeoshua Ltd.
(a)
................... 13,989 1,967,287
Delek Group Ltd. ......................... 202,884 5,356,200
Delek Yizum Nechasim Ltd.
(a) (b)
................ 20,286 447,666
Doral Group Renewable Energy Resources Ltd.
(b)
... 86,302 1,944,818
El Al Israel Airlines ........................ 294,773 1,308,933
Elbit Systems Ltd. ........................ 39,988 32,303,620
Electra Ltd. ............................. 18,677 727,160
Energix-Renewable Energies Ltd. .............. 261,203 1,892,805
Enlight Renewable Energy Ltd.
(a) (b)
............. 219,577 18,635,423
Etoro Group Ltd. , Class A
(b)
.................. 54,770 1,953,646
Fattal Holdings 1998 Ltd.
(a) (b)
................. 18,880 4,181,342
FIBI Holdings Ltd. ........................ 9,556 937,920
First International Bank Of Israel Ltd. (The) ....... 101,731 7,856,038
G City Ltd. ............................. 224,129 849,067
Gilat Satellite Networks Ltd.
(a) (b)
............... 73,796 812,787
Global-e Online Ltd.
(b)
...................... 171,593 6,745,321
Harel Insurance Investments & Financial Services Ltd. 190,616 10,927,554
ICL Group Ltd. ........................... 1,056,353 5,398,029
Inmode Ltd.
(a) (b)
.......................... 186,988 2,830,998
Isracard Ltd.
(b)
........................... 682,929 2,387,316
Israel Corp. Ltd.
(a)
......................... 78,178 2,044,383
Israel Discount Bank Ltd. , Class A ............. 1,657,842 17,302,060
Ituran Location and Control Ltd. ............... 44,246 2,440,609
Kenon Holdings Ltd. ....................... 55,577 3,789,412
Kornit Digital Ltd.
(b)
........................ 83,732 1,274,401
Mega Or Holdings Ltd. ..................... 36,530 5,933,133
Meitav Investment House Ltd. ................ 30,315 1,311,704
Melisron Ltd. ............................ 48,472 6,364,714
Menora Mivtachim Holdings Ltd. ............... 37,580 5,876,530
Meshek Energy Renewable Energies Ltd.
(a) (b)
...... 257,278 940,477
Migdal Insurance & Financial Holdings Ltd.
(b)
...... 844,577 4,797,391
Mivne Real Estate KD Ltd. ................... 1,334,570 5,889,181
Mizrahi Tefahot Bank Ltd. ................... 235,797 17,547,560
Monday.com Ltd.
(a) (b)
....................... 65,015 5,666,057
Next Vision Stabilized Systems Ltd. ............ 109,686 8,522,959
Nice Ltd.
(b)
............................. 84,353 8,219,187
Nova Ltd.
(b)
............................. 43,562 17,310,283
Oddity Tech Ltd. , Class A
(a) (b)
................. 73,223 1,038,302
Oil Refineries Ltd. ........................ 5,689,377 3,626,012
OPC Energy Ltd.
(b)
........................ 248,963 7,811,291
OY Nofar Energy Ltd.
(b)
..................... 39,562 2,326,188
Security Shares Value
a
Israel (continued)
Paz Retail And Energy Ltd. .................. 23,750 $ 6,705,831
Phoenix Financial Ltd. ..................... 347,539 19,486,327
Priortech Ltd.
(a) (b)
......................... 1,974 218,416
Qualitau Ltd.
(a)
........................... 2,172 356,370
Radware Ltd.
(b)
.......................... 76,562 2,005,159
REIT 1 Ltd. ............................. 558,593 3,953,613
Shapir Engineering and Industry Ltd. ............ 334,989 5,013,490
Shikun & Binui Ltd.
(a) (b)
..................... 726,930 4,160,363
Shufersal Ltd. ........................... 428,678 6,132,081
Strauss Group Ltd. ........................ 142,790 5,407,672
Tel Aviv Stock Exchange Ltd. ................. 138,022 5,316,192
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 1,621,398 56,765,144
Tower Semiconductor Ltd.
(a) (b)
................. 154,357 33,814,410
Wix.com Ltd.
(a) (b)
......................... 54,481 2,998,089
ZIM Integrated Shipping Services Ltd. ........... 170,260 4,288,849
559,271,091
a
Italy  —  1 .9%
A2A SpA .............................. 1,925,379 5,029,441
ACEA SpA ............................. 78,164 1,899,334
AMCO - Asset Management Co. SpA , Class B , NVS
(b) (c)
261 —
Amplifon SpA ........................... 178,835 2,503,546
Avio SpA
(a)
............................. 49,801 1,675,266
Azimut Holding SpA ....................... 145,166 6,165,920
Banca Generali SpA ....................... 90,253 6,818,354
Banca IFIS SpA .......................... 77,890 1,326,286
Banca Mediolanum SpA .................... 296,353 7,940,764
Banca Monte dei Paschi di Siena SpA ........... 2,684,124 35,949,500
Banco BPM SpA ......................... 1,562,861 28,535,014
Bio On SpA
(a) (b) (c)
......................... 4,387 —
BPER Banca SpA ........................ 2,339,613 38,016,849
Brembo N.V.
(a)
........................... 241,957 2,962,763
Brunello Cucinelli SpA ..................... 44,805 4,569,226
Buzzi SpA .............................. 110,905 5,260,816
Credito Emiliano SpA ...................... 90,943 1,999,798
Danieli & C Officine Meccaniche SpA ........... 13,488 1,012,830
Davide Campari-Milano N.V. ................. 832,228 5,668,066
De' Longhi SpA .......................... 109,016 5,117,137
DiaSorin SpA
(a)
.......................... 30,740 2,544,815
Enav SpA
(d)
............................. 517,557 3,022,552
Enel SpA .............................. 10,471,576 118,259,682
Eni SpA ............................... 2,518,258 70,049,573
ERG SpA .............................. 107,955 2,740,421
Ferrari N.V. ............................. 168,246 66,153,149
Fincantieri SpA
(a) (b)
........................ 183,776 2,888,757
FinecoBank Banca Fineco SpA ............... 850,385 23,297,870
Generali ............................... 1,097,857 55,638,319
GVS SpA
(a) (b) (d)
........................... 139,074 695,836
Hera SpA .............................. 1,042,786 4,551,971
Interpump Group SpA ...................... 115,419 4,646,441
Intesa Sanpaolo SpA ...................... 18,772,757 141,909,003
Iren SpA ............................... 1,125,848 3,274,185
Italgas SpA ............................. 816,504 8,423,119
Iveco Group N.V.
(a)
........................ 259,847 4,166,518
Juventus Football Club SpA , NVS
(a) (b)
........... 283,454 662,732
Leonardo SpA ........................... 544,948 34,731,992
Lottomatica Group SpA ..................... 339,727 9,184,232
Maire SpA ............................. 257,800 3,852,662
MARR SpA
(a)
............................ 49,866 366,712
MFE-MediaForEurope N.V. , Class A
(a)
........... 477,266 1,450,534
MFE-MediaForEurope N.V. , Class B
(a)
........... 91,722 372,706
Moncler SpA ............................ 314,340 17,879,266
Nexi SpA
(a) (d)
............................ 709,863 3,478,958
Piaggio & C SpA
(a)
........................ 536,523 1,203,378
Pirelli & C SpA
(d)
......................... 412,806 3,144,597

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
88
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Italy (continued)
Poste Italiane SpA ........................ 642,780 $ 19,445,739
Prysmian SpA ........................... 389,572 53,758,282
Recordati Industria Chimica e Farmaceutica SpA ... 153,624 9,151,229
Reply SpA ............................. 22,429 2,846,282
Saipem SpA
(a)
........................... 1,741,177 8,447,228
Salvatore Ferragamo SpA
(b)
.................. 96,901 1,138,910
Snam SpA ............................. 2,670,275 18,106,648
SOL SpA .............................. 54,034 3,545,399
Stellantis N.V.
(b)
.......................... 2,724,672 15,687,478
Tamburi Investment Partners SpA .............. 122,856 1,322,229
Technogym SpA
(d)
........................ 172,701 2,701,988
Telecom Italia SpA
(b)
....................... 2,347,190 19,931,997
Tenaris SA ............................. 454,794 13,047,864
Terna - Rete Elettrica Nazionale ............... 1,832,618 21,009,364
UniCredit SpA ........................... 1,878,047 177,122,053
Unipol Assicurazioni SpA .................... 507,174 15,869,220
Webuild SpA
(a)
........................... 542,771 1,409,054
1,135,581,854
a
Japan  —  15 .0%
77 Bank Ltd. (The) ........................ 354,000 7,669,924
ABC-Mart, Inc. .......................... 194,200 3,323,633
Activia Properties, Inc. ..................... 3,652 3,270,994
ADEKA Corp. ........................... 142,100 3,468,264
Advance Residence Investment Corp. ........... 2,985 2,769,581
Advantest Corp. .......................... 1,006,200 198,806,951
Aeon Co. Ltd. ........................... 2,947,915 25,292,282
AEON Financial Service Co. Ltd. .............. 135,500 1,332,254
AEON REIT Investment Corp. ................ 3,424 2,617,246
AGC, Inc. .............................. 248,500 9,371,678
Ai Holdings Corp. ......................... 161,400 2,972,508
Aica Kogyo Co. Ltd. ....................... 104,300 2,404,768
Aichi Financial Group, Inc. ................... 117,500 1,266,573
Ain Holdings, Inc.
(a)
....................... 44,300 1,635,350
Air Water, Inc. ........................... 207,200 3,249,602
Aisin Corp. ............................. 611,700 8,433,328
Ajinomoto Co., Inc. ........................ 1,172,100 36,145,641
Alfresa Holdings Corp. ..................... 211,000 3,060,556
Alps Alpine Co. Ltd. ....................... 260,500 3,568,317
ALSOK Co. Ltd. .......................... 519,600 3,819,326
Amada Co. Ltd. .......................... 377,900 6,483,310
Amano Corp. ........................... 107,700 2,608,910
ANA Holdings, Inc. ........................ 87,700 1,712,936
and ST HD Co. Ltd. ....................... 64,600 1,372,352
Anritsu Corp. ............................ 202,200 4,419,124
Aozora Bank Ltd. ......................... 172,800 3,279,000
Appier Group, Inc. ........................ 177,700 1,064,376
Arcs Co. Ltd. ............................ 60,800 1,381,427
ARE Holdings, Inc. ........................ 165,700 3,188,446
Ariake Japan Co. Ltd. ...................... 43,400 1,459,909
Artience Co. Ltd. ......................... 104,500 2,895,150
As One Corp. ........................... 99,000 1,491,733
Asahi Group Holdings Ltd. ................... 1,767,500 18,445,972
Asahi Intecc Co. Ltd. ...................... 266,800 6,019,312
Asahi Kasei Corp. ........................ 1,601,700 17,098,055
Asics Corp. ............................. 960,300 28,313,890
ASKUL Corp. ........................... 65,700 519,635
Astellas Pharma, Inc. ...................... 2,382,500 32,723,168
Astroscale Holdings, Inc.
(a) (b)
................. 100,400 625,911
Atom Corp.
(a) (b)
........................... 284,800 680,524
Autobacs Seven Co. Ltd. .................... 198,800 1,937,970
Awa Bank Ltd. (The) ....................... 59,100 3,051,308
Azbil Corp. ............................. 527,200 5,459,163
Bandai Namco Holdings, Inc. ................. 720,300 20,866,528
BayCurrent, Inc. ......................... 192,200 8,669,007
Security Shares Value
a
Japan (continued)
Bic Camera, Inc. ......................... 173,600 $ 1,899,021
BIPROGY, Inc. .......................... 83,900 2,574,674
Blue Zones Holdings Co. Ltd. ................. 192,000 2,158,273
BML, Inc. .............................. 59,200 1,327,804
Bridgestone Corp. ........................ 1,424,400 35,176,152
Brother Industries Ltd. ..................... 307,100 7,647,770
Calbee, Inc. ............................ 127,800 2,332,618
Canon Marketing Japan, Inc. ................. 190,400 4,278,452
Canon, Inc. ............................. 1,088,500 30,298,510
Capcom Co. Ltd. ......................... 374,500 9,407,574
Casio Computer Co. Ltd. .................... 387,600 4,259,120
CCI Group, Inc. .......................... 425,000 2,919,568
Central Glass Co. Ltd. ..................... 57,900 1,432,615
Central Japan Railway Co. .................. 998,000 24,835,070
Chiba Bank Ltd. (The) ...................... 686,600 11,160,721
Chiyoda Corp.
(a) (b)
......................... 286,000 1,161,585
Chubu Electric Power Co., Inc. ................ 913,500 15,817,311
Chugai Pharmaceutical Co. Ltd. ............... 912,200 39,581,584
Chugin Financial Group, Inc. ................. 233,600 4,813,416
Chugoku Electric Power Co., Inc. (The) .......... 414,000 2,426,144
Citizen Watch Co. Ltd. ..................... 366,300 4,849,209
CKD Corp. ............................. 47,100 1,718,813
Coca-Cola Bottlers Japan Holdings, Inc. ......... 159,975 3,844,348
Colowide Co. Ltd.
(a)
....................... 217,800 2,816,665
Comforia Residential REIT, Inc. ............... 4,788 3,068,781
COMSYS Holdings Corp. ................... 101,700 3,338,149
Cosmo Energy Holdings Co. Ltd. .............. 125,800 3,130,539
Cosmos Pharmaceutical Corp. ................ 57,000 2,299,093
Create Restaurants Holdings, Inc.
(a)
............ 743,500 3,634,829
Create SD Holdings Co. Ltd. ................. 74,900 1,567,625
Credit Saison Co. Ltd. ...................... 135,800 3,846,835
CyberAgent, Inc. ......................... 562,300 5,137,342
Dai Nippon Printing Co. Ltd. ................. 478,800 8,681,704
Daicel Corp. ............................ 271,700 2,451,580
Daido Steel Co. Ltd. ....................... 232,200 3,263,706
Daifuku Co. Ltd. .......................... 436,500 16,078,995
Daihen Corp. ........................... 11,000 920,379
Daiichi Life Group, Inc. ..................... 4,696,800 56,631,025
Daiichi Sankyo Co. Ltd. ..................... 2,342,100 37,851,909
Daiichikosho Co. Ltd. ...................... 109,400 1,244,893
Daikin Industries Ltd. ...................... 363,600 52,669,194
Daio Paper Corp. ......................... 115,500 718,848
Daiseki Co. Ltd. .......................... 85,360 2,029,756
Daishi Hokuetsu Financial Group, Inc. ........... 414,300 5,951,371
Daito Trust Construction Co. Ltd. .............. 291,100 6,163,954
Daiwa House Industry Co. Ltd. ................ 669,500 19,660,897
Daiwa House REIT Investment Corp. , Class A ..... 4,220 3,267,351
Daiwa Office Investment Corp. , Class A .......... 1,306 2,793,111
Daiwa Securities Group, Inc. ................. 1,650,800 18,466,900
Daiwa Securities Living Investments Corp. , Class A .. 4,027 2,454,605
Daiwabo Holdings Co. Ltd. .................. 136,600 3,044,680
DCM Holdings Co. Ltd. ..................... 189,700 1,827,145
DeNA Co. Ltd. ........................... 93,200 1,448,278
Denka Co. Ltd. .......................... 126,600 2,681,883
Denso Corp. ............................ 2,236,700 27,464,225
Dentsu Group, Inc.
(b)
....................... 216,500 4,803,865
Dexerials Corp. .......................... 228,700 4,616,504
DIC Corp. .............................. 118,600 3,261,495
Digital Garage, Inc. ....................... 53,500 811,728
dip Corp.
(a)
............................. 76,400 893,259
Disco Corp. ............................. 119,400 42,677,651
DMG Mori Co. Ltd. ........................ 187,200 4,283,117
Doutor Nichires Holdings Co. Ltd. .............. 82,400 1,653,061
Dowa Holdings Co. Ltd. .................... 76,200 3,887,810

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
89
Schedule of Investments
Security Shares Value
a
Japan (continued)
Duskin Co. Ltd. .......................... 72,100 $ 2,013,271
DyDo Group Holdings, Inc.
(a)
................. 54,900 1,038,616
Earth Corp. ............................. 39,700 1,180,233
East Japan Railway Co. .................... 1,289,600 29,671,815
Ebara Corp. ............................ 625,900 21,247,796
EDION Corp. ........................... 148,500 2,256,755
Eisai Co. Ltd. ........................... 322,200 9,686,246
Eizo Corp. ............................. 87,000 1,570,649
Electric Power Development Co. Ltd. ........... 142,700 3,375,761
ENEOS Holdings, Inc. ..................... 3,566,000 29,449,904
Enplas Corp. ............................ 1,600 110,593
Exedy Corp. ............................ 83,600 3,150,142
EXEO Group, Inc. ........................ 252,800 4,127,937
Ezaki Glico Co. Ltd. ....................... 107,500 3,414,758
FANUC Corp. ........................... 1,274,100 51,340,463
Fast Retailing Co. Ltd. ..................... 263,700 129,125,786
FCC Co. Ltd. ............................ 70,500 1,638,493
Ferrotec Corp. ........................... 71,500 3,606,403
Financial Partners Group Co. Ltd. .............. 157,900 1,695,322
Food & Life Companies Ltd. ................. 296,400 10,348,344
FP Corp. .............................. 72,400 1,148,446
Freee KK
(a) (b)
............................ 101,300 1,675,145
Fuji Co. Ltd. ............................ 73,700 938,923
Fuji Corp. .............................. 104,400 4,664,206
Fuji Electric Co. Ltd. ....................... 184,200 16,074,999
FUJI OIL CO. LTD. ........................ 78,000 1,943,320
Fuji Seal International, Inc. .................. 78,000 1,469,471
FUJIFILM Holdings Corp. ................... 1,512,800 35,610,741
Fujikura Ltd. ............................ 2,076,000 52,681,288
Fujitsu Ltd. ............................. 2,322,700 53,536,548
Fukuoka Financial Group, Inc. ................ 214,700 9,813,985
Fukuoka REIT Corp. ....................... 2,969 3,332,422
Fukuyama Transporting Co. Ltd. ............... 48,400 1,803,952
Funai Soken Holdings, Inc. .................. 218,000 1,509,724
Furukawa Electric Co. Ltd. ................... 894,400 17,066,869
Furuno Electric Co. Ltd. .................... 24,600 1,107,585
Furuya Metal Co. Ltd. ...................... 16,300 665,494
Fuso Chemical Co. Ltd. .................... 48,900 1,119,349
Fuyo General Lease Co. Ltd. ................. 79,200 2,248,400
Global One Real Estate Investment Corp. ........ 3,550 2,494,278
Glory Ltd. .............................. 102,400 2,911,074
GLP J-REIT
(a)
........................... 4,798 4,360,194
GMO internet group, Inc. .................... 116,400 3,107,494
GMO Payment Gateway, Inc. ................. 70,800 4,411,778
GNI Group Ltd.
(a) (b)
........................ 99,800 1,544,939
Goldwin, Inc. ............................ 96,000 1,378,942
GS Yuasa Corp. ......................... 120,800 4,068,168
GungHo Online Entertainment, Inc. ............. 81,710 1,244,379
Gunma Bank Ltd. (The) .................... 531,500 8,352,713
Gunze Ltd. ............................. 91,100 2,292,213
H.U. Group Holdings, Inc. ................... 133,700 2,857,284
H2O Retailing Corp. ....................... 166,800 2,984,039
Hachijuni Nagano Bank Ltd. ................. 508,300 7,897,981
Hakuhodo DY Holdings, Inc. ................. 289,400 2,361,919
Hamamatsu Photonics KK ................... 362,700 5,163,787
Hankyu Hanshin Holdings, Inc. ................ 288,800 8,544,986
Hankyu Hanshin REIT, Inc. , Class A ............ 1,711 1,548,581
Hanwa Co. Ltd. .......................... 212,000 2,251,664
Harmonic Drive Systems, Inc. ................ 80,800 3,034,030
Haseko Corp. ........................... 290,300 5,051,134
Hazama Ando Corp. ....................... 191,100 2,177,256
Heiwa Corp. ............................ 118,200 1,583,138
Heiwa Real Estate Co. Ltd. .................. 122,800 1,808,998
Heiwa Real Estate REIT, Inc. ................. 1,488 1,253,952
Security Shares Value
a
Japan (continued)
Hikari Tsushin, Inc. ........................ 21,500 $ 5,257,108
Hirogin Holdings, Inc. ...................... 474,300 6,491,392
Hirose Electric Co. Ltd. ..................... 31,805 5,359,420
Hitachi Construction Machinery Co. Ltd. ......... 117,700 3,922,974
Hitachi Ltd. ............................. 6,062,100 198,658,263
Hokkaido Electric Power Co., Inc.
(a)
............. 310,300 1,979,119
Hokuetsu Corp. .......................... 170,100 973,479
Hokuhoku Financial Group, Inc. ............... 137,200 6,348,078
Hokuriku Electric Power Co. ................. 256,700 1,536,213
Honda Motor Co. Ltd. ...................... 4,867,700 49,064,577
Horiba Ltd. ............................. 44,900 7,047,113
Hoshino Resorts REIT, Inc. .................. 1,234 1,887,837
Hoshizaki Corp. .......................... 133,800 4,771,777
House Foods Group, Inc. ................... 98,200 2,390,425
Hoya Corp. ............................. 465,500 71,182,825
Hulic Co. Ltd. ........................... 477,500 5,249,991
Hulic REIT, Inc. .......................... 2,602 2,572,159
Hyakugo Bank Ltd. (The) ................... 426,300 5,329,085
Ibiden Co. Ltd. ........................... 318,000 31,813,625
Ichigo Office REIT Investment Corp. ............ 3,108 1,877,087
Ichigo, Inc. ............................. 403,400 1,043,937
Idemitsu Kosan Co. Ltd. .................... 861,975 7,056,584
IHI Corp. .............................. 1,342,300 23,470,051
Iida Group Holdings Co. Ltd. ................. 173,200 2,479,678
Inaba Denki Sangyo Co. Ltd. ................. 235,400 4,198,094
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 5,395 4,773,576
Infomart Corp. ........................... 351,300 1,258,566
INFRONEER Holdings, Inc. .................. 348,576 5,639,462
Inpex Corp. ............................. 1,229,300 28,333,726
Internet Initiative Japan, Inc. ................. 180,200 3,955,739
Invincible Investment Corp. .................. 11,140 4,269,135
Isetan Mitsukoshi Holdings Ltd. ............... 424,000 9,463,402
Isuzu Motors Ltd. ......................... 624,500 9,317,252
Ito En Ltd. .............................. 82,900 1,551,010
ITOCHU Corp. .......................... 7,561,700 94,896,390
Itoham Yonekyu Holdings, Inc. ................ 64,200 1,975,818
Iwatani Corp. ........................... 289,800 3,688,863
Iyogin Holdings, Inc. ....................... 329,000 7,402,323
Izumi Co. Ltd. ........................... 196,800 1,235,792
J Front Retailing Co. Ltd. .................... 350,500 6,522,014
Jaccs Co. Ltd. ........................... 62,100 1,456,214
JAFCO Group Co. Ltd. ..................... 102,700 1,441,121
Japan Airlines Co. Ltd. ..................... 136,500 2,517,680
Japan Airport Terminal Co. Ltd. ............... 99,900 3,534,020
Japan Aviation Electronics Industry Ltd. .......... 73,100 1,078,598
Japan Elevator Service Holdings Co. Ltd. ......... 297,900 3,157,260
Japan Excellent, Inc. ...................... 2,042 1,846,198
Japan Exchange Group, Inc. ................. 1,268,400 17,254,178
Japan Hotel REIT Investment Corp. , Class A ...... 11,891 6,059,248
Japan Lifeline Co. Ltd. ..................... 133,300 1,312,721
Japan Logistics Fund, Inc. ................... 5,286 3,277,853
Japan Material Co. Ltd. ..................... 142,800 1,963,819
Japan Metropolitan Fund Invest ............... 8,652 6,390,943
Japan Petroleum Exploration Co. Ltd. ........... 239,000 2,659,339
Japan Post Bank Co. Ltd. ................... 2,438,300 47,144,841
Japan Post Holdings Co. Ltd. ................. 2,309,700 34,170,534
Japan Post Insurance Co. Ltd. ................ 686,800 7,562,423
Japan Prime Realty Investment Corp. ........... 6,262 3,847,789
Japan Real Estate Investment Corp. ............ 7,826 5,988,845
Japan Securities Finance Co. Ltd. ............. 224,600 3,344,424
Japan Steel Works Ltd. (The) ................. 98,300 4,554,508
Japan Tobacco, Inc. ....................... 1,521,800 67,852,310
Jeol Ltd. ............................... 62,500 3,172,927

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
90
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
JFE Holdings, Inc. ........................ 591,200 $ 6,707,827
JGC Holdings Corp. ....................... 340,100 4,756,694
JINS Holdings, Inc.
(a)
...................... 23,400 933,917
JMDC, Inc. ............................. 54,000 1,054,430
JTEKT Corp. ............................ 418,300 5,727,864
Juroku Financial Group, Inc. ................. 287,000 4,212,339
Justsystems Corp. ........................ 56,900 1,443,685
JVCKenwood Corp. ....................... 295,200 2,074,897
JX Advanced Metals Corp. .................. 753,300 17,452,589
Kadokawa Corp. ......................... 130,136 2,847,685
Kagome Co. Ltd. ......................... 202,600 3,318,468
Kajima Corp. ............................ 555,400 18,558,257
Kakaku.com, Inc. ......................... 175,400 4,074,430
Kaken Pharmaceutical Co. Ltd. ............... 65,000 1,546,607
Kamigumi Co. Ltd. ........................ 165,800 5,384,240
Kanadevia Corp. ......................... 339,400 2,496,681
Kanamoto Co. Ltd. ........................ 75,100 2,446,668
Kandenko Co. Ltd. ........................ 177,600 5,907,337
Kaneka Corp. ........................... 65,700 2,337,363
Kanematsu Corp. ......................... 322,000 4,203,104
Kansai Electric Power Co., Inc. (The) ........... 1,238,000 18,748,861
Kansai Paint Co. Ltd. ...................... 272,600 4,825,446
Kao Corp. .............................. 1,178,000 24,215,039
Kasumigaseki Capital Co. Ltd. ................ 55,200 2,560,687
Katitas Co. Ltd. .......................... 76,000 1,610,278
Kawasaki Heavy Industries Ltd. ............... 1,005,900 17,185,449
Kawasaki Kisen Kaisha Ltd. .................. 425,700 7,585,479
KDDI Corp. ............................. 3,979,600 73,319,019
KDX Realty Investment Corp. , Class A .......... 6,954 6,796,516
Keihan Holdings Co. Ltd. .................... 139,000 2,848,793
Keikyu Corp. ............................ 423,300 4,132,116
Keio Corp. ............................. 916,000 4,653,704
Keisei Electric Railway Co. Ltd. ............... 461,600 3,709,810
Keiyo Bank Ltd. (The) ...................... 226,400 3,708,349
Kewpie Corp. ........................... 158,200 4,527,102
Keyence Corp. .......................... 257,900 129,359,189
KH Neochem Co. Ltd. ...................... 90,800 1,868,324
Kikkoman Corp. .......................... 805,000 8,290,666
Kinden Corp.
(a)
.......................... 154,400 6,794,897
Kintetsu Group Holdings Co. Ltd. .............. 171,700 3,729,580
Kioxia Holdings Corp.
(b)
..................... 431,200 120,191,128
Kirin Holdings Co. Ltd. ..................... 975,700 18,050,206
Kissei Pharmaceutical Co. Ltd. ................ 80,500 2,055,499
Kiyo Bank Ltd. (The) ....................... 88,300 2,568,077
Kobayashi Pharmaceutical Co. Ltd. ............. 83,400 2,927,876
Kobe Bussan Co. Ltd. ...................... 194,500 3,400,571
Kobe Steel Ltd. .......................... 325,700 4,215,636
Koei Tecmo Holdings Co. Ltd. ................ 187,560 1,898,932
Koito Manufacturing Co. Ltd. ................. 186,100 3,110,292
Kokusai Electric Corp. ..................... 300,500 13,526,923
Kokuyo Co. Ltd. .......................... 675,500 3,846,048
Komatsu Ltd. ........................... 1,176,600 51,052,945
KOMEDA Holdings Co. Ltd. .................. 137,400 2,495,748
Komeri Co. Ltd. .......................... 77,400 1,872,756
Konami Group Corp. ...................... 132,400 17,055,704
Konica Minolta, Inc. ....................... 623,200 2,276,939
Kose Holdings Corp.
(a)
..................... 48,100 1,711,907
Koshidaka Holdings Co. Ltd.
(a)
................ 146,500 963,492
Kotobuki Spirits Co. Ltd. .................... 188,000 2,997,354
Kraftia Corp. ............................ 74,200 3,902,010
K's Holdings Corp. ........................ 226,100 2,678,237
Kubota Corp. ........................... 1,279,600 21,709,033
Kumagai Gumi Co. Ltd. ..................... 171,300 1,525,538
Kumiai Chemical Industry Co. Ltd. ............. 189,800 871,325
Security Shares Value
a
Japan (continued)
Kura Sushi, Inc.
(a)
......................... 113,600 $ 1,189,914
Kuraray Co. Ltd. ......................... 293,300 3,363,994
Kureha Corp. ........................... 91,300 2,442,097
Kurita Water Industries Ltd. .................. 118,200 6,351,752
Kusuri no Aoki Holdings Co. Ltd. .............. 79,100 1,998,567
KYB Corp. ............................. 40,000 1,122,332
Kyocera Corp. ........................... 1,614,900 36,830,680
Kyorin Pharmaceutical Co. Ltd. ............... 115,000 822,772
Kyoritsu Maintenance Co. Ltd. ................ 157,400 3,420,680
Kyoto Financial Group, Inc. .................. 287,300 7,919,130
Kyowa Kirin Co. Ltd. ....................... 298,400 4,790,075
Kyushu Electric Power Co., Inc. ............... 431,900 4,785,034
Kyushu Financial Group, Inc. ................. 569,700 5,236,573
Kyushu Railway Co. ....................... 120,800 2,725,941
LaSalle Logiport REIT ...................... 3,653 3,494,415
Lasertec Corp.
(a)
......................... 106,500 24,466,474
Leopalace21 Corp. ........................ 325,500 1,377,109
Lintec Corp. ............................ 100,200 3,841,196
Lion Corp. ............................. 343,000 3,677,000
Lixil Corp. .............................. 287,700 3,124,662
LY Corp. ............................... 3,236,200 9,016,838
M&A Capital Partners Co. Ltd. ................ 35,400 858,578
M3, Inc. ............................... 534,700 5,990,339
Mabuchi Motor Co. Ltd. ..................... 332,000 3,439,115
Macnica Holdings, Inc. ..................... 219,200 4,437,621
Makino Milling Machine Co. Ltd. ............... 33,300 2,892,817
Makita Corp. ............................ 288,700 9,299,144
Mani, Inc. .............................. 124,800 1,176,539
Marubeni Corp. .......................... 1,929,000 62,346,564
Marui Group Co. Ltd. ...................... 166,800 3,111,021
Maruichi Steel Tube Ltd. .................... 319,800 3,571,351
Maruwa Co. Ltd. ......................... 12,500 4,232,567
Matsui Securities Co. Ltd. ................... 428,600 2,807,592
MatsukiyoCocokara & Co. ................... 419,490 6,682,363
Maxell Ltd. ............................. 110,600 1,421,946
Mazda Motor Corp. ....................... 675,500 4,924,792
McDonald's Holdings Co. Japan Ltd. ............ 87,700 4,453,763
Mebuki Financial Group, Inc. ................. 1,220,750 11,311,455
MEC Co. Ltd. ........................... 13,000 674,739
Medipal Holdings Corp. ..................... 204,200 3,676,927
Megachips Corp. ......................... 32,400 1,808,141
Megmilk Snow Brand Co. Ltd. ................ 89,300 2,105,099
Meidensha Corp. ......................... 56,800 3,348,879
MEIJI Holdings Co. Ltd. .................... 228,900 5,451,130
Meiko Electronics Co. Ltd. ................... 27,100 3,404,019
MEITEC Group Holdings, Inc. ................ 163,200 3,416,129
Menicon Co. Ltd. ......................... 109,600 1,191,267
Mercari, Inc.
(b)
........................... 168,800 4,567,708
Metaplanet, Inc.
(a) (b)
....................... 892,200 1,299,254
Micronics Japan Co. Ltd. .................... 42,800 3,490,022
Milbon Co. Ltd. .......................... 62,400 1,088,304
MINEBEA MITSUMI, Inc. ................... 454,172 10,343,369
Mirai Corp. ............................. 2,519 659,706
MIRAIT ONE Corp. ....................... 198,200 4,378,211
MISUMI Group, Inc. ....................... 342,100 8,138,883
Mitsubishi Chemical Group Corp. .............. 1,478,000 10,876,380
Mitsubishi Corp. .......................... 4,147,100 123,968,298
Mitsubishi Electric Corp. .................... 2,583,500 93,065,648
Mitsubishi Estate Co. Ltd. ................... 1,422,200 34,526,990
Mitsubishi Estate Logistics REIT Investment Corp. .. 3,189 2,490,725
Mitsubishi Gas Chemical Co., Inc. ............. 209,900 5,421,779
Mitsubishi HC Capital, Inc. ................... 928,090 8,545,111
Mitsubishi Heavy Industries Ltd. ............... 4,415,100 103,147,007
Mitsubishi Logistics Corp. ................... 433,000 4,341,490

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
91
Schedule of Investments
Security Shares Value
a
Japan (continued)
Mitsubishi Materials Corp. ................... 173,100 $ 4,492,717
Mitsubishi Motors Corp.
(a)
................... 1,012,100 2,317,220
Mitsubishi Pencil Co. Ltd.
(a)
.................. 64,500 1,118,759
Mitsubishi UFJ Financial Group, Inc. ............ 14,688,900 328,098,583
Mitsuboshi Belting Ltd. ..................... 61,100 1,560,361
Mitsui & Co. Ltd. ......................... 3,245,600 99,588,883
Mitsui Chemicals, Inc. ...................... 407,200 5,353,774
Mitsui E&S Co. Ltd. ....................... 148,900 4,490,724
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 4,051 3,121,092
Mitsui Fudosan Co. Ltd. .................... 3,368,600 32,814,909
Mitsui Fudosan Logistics Park, Inc. ............. 6,990 4,734,671
Mitsui Fudosan Retail Fund Investment Corp. ...... 3,980 2,047,870
Mitsui High-Tec, Inc. ....................... 185,400 1,036,089
Mitsui Kinzoku Co. Ltd. ..................... 74,700 14,063,992
Mitsui OSK Lines Ltd. ...................... 450,000 16,623,864
Miura Co. Ltd. ........................... 190,600 3,821,606
MIXI, Inc. .............................. 60,000 1,091,690
Mizuho Financial Group, Inc. ................. 3,265,850 169,315,351
Mizuho Leasing Co. Ltd. .................... 315,000 2,693,014
Mochida Pharmaceutical Co. Ltd. .............. 62,800 1,225,025
Modec, Inc. ............................. 67,300 4,346,691
Monex Group, Inc. ........................ 480,300 2,114,674
Money Forward, Inc.
(a) (b)
.................... 70,500 2,457,847
MonotaRO Co. Ltd. ....................... 318,300 4,016,690
Mori Hills REIT Investment Corp. , Class A ........ 3,304 2,694,269
Mori Trust REIT, Inc. ....................... 3,521 1,684,905
Morinaga & Co. Ltd. ....................... 174,100 2,889,904
Morinaga Milk Industry Co. Ltd. ............... 566,400 4,239,857
MOS Food Services, Inc. ................... 90,200 2,185,481
MS&AD Insurance Group Holdings, Inc. ......... 1,641,500 50,531,222
Muninova Holdings, Inc. .................... 734,800 2,048,791
Murata Manufacturing Co. Ltd. ................ 2,228,300 101,530,970
Musashi Seimitsu Industry Co. Ltd. ............. 63,600 1,256,763
Musashino Bank Ltd. (The) .................. 236,100 3,767,308
Nabtesco Corp. .......................... 161,800 4,650,608
Nachi-Fujikoshi Corp. ...................... 21,300 720,330
Nagase & Co. Ltd. ........................ 606,000 4,274,276
Nagoya Railroad Co. Ltd. ................... 247,900 2,946,848
Nakanishi, Inc. .......................... 125,300 2,381,170
Namura Shipbuilding Co. Ltd. ................ 88,800 2,381,442
NANKAI Co. Ltd. ......................... 160,800 3,010,445
Nanto Bank Ltd. (The) ..................... 340,500 3,635,958
NEC Corp. ............................. 1,681,100 49,960,035
Nexon Co. Ltd. .......................... 421,200 6,601,234
Nextage Co. Ltd. ......................... 118,500 2,469,304
NGK Corp. ............................. 303,200 10,373,798
NH Foods Ltd. ........................... 88,700 3,484,334
NHK Spring Co. Ltd. ....................... 247,800 5,493,617
Nichias Corp. ........................... 231,500 4,798,129
Nichicon Corp. .......................... 19,100 339,423
Nichiha Corp. ........................... 60,600 1,165,927
Nichirei Corp. ........................... 358,000 4,958,065
NIDEC CORP.
(b)
.......................... 1,111,400 17,846,675
Nifco, Inc. .............................. 107,200 3,470,308
Nihon Kohden Corp. ....................... 248,700 2,476,196
Nihon M&A Center Holdings, Inc. .............. 463,300 1,849,989
Nihon Parkerizing Co. Ltd. ................... 159,200 1,648,337
Nikkiso Co. Ltd. .......................... 6,900 159,526
Nikkon Holdings Co. Ltd.
(a)
................... 125,100 3,948,526
Nikon Corp. ............................ 330,100 3,922,361
Nintendo Co. Ltd. ......................... 1,491,000 71,123,874
Nippn Corp. ............................ 146,400 2,580,064
Nippon Building Fund, Inc. ................... 9,351 7,887,627
Nippon Electric Glass Co. Ltd. ................ 99,800 3,287,679
Security Shares Value
a
Japan (continued)
NIPPON EXPRESS HOLDINGS, INC. ........... 245,600 $ 8,105,573
Nippon Gas Co. Ltd. ....................... 192,600 3,431,611
Nippon Kayaku Co. Ltd. .................... 228,700 2,748,316
Nippon Light Metal Holdings Co. Ltd. ............ 93,090 1,565,970
Nippon Paint Holdings Co. Ltd. ................ 1,266,800 9,559,190
Nippon Paper Industries Co. Ltd. .............. 139,700 1,203,137
Nippon Prologis REIT, Inc. ................... 8,061 4,581,115
NIPPON REIT Investment Corp. ............... 3,880 2,040,655
Nippon Sanso Holdings Corp. ................ 215,900 7,761,441
Nippon Shinyaku Co. Ltd. ................... 78,300 1,665,496
Nippon Shokubai Co. Ltd. ................... 278,800 3,750,448
Nippon Soda Co. Ltd. ...................... 126,600 3,022,823
Nippon Steel Corp. ........................ 6,521,085 26,565,722
Nippon Yusen KK ......................... 520,100 19,970,526
Nipro Corp. ............................. 212,400 2,166,814
Nishimatsu Construction Co. Ltd. .............. 68,500 2,270,002
Nishimatsuya Chain Co. Ltd.
(a)
................ 113,600 1,422,597
Nishi-Nippon Financial Holdings, Inc. ........... 200,400 5,296,137
Nishi-Nippon Railroad Co. Ltd. ................ 118,300 2,314,083
Nishio Holdings Co. Ltd. .................... 53,800 1,443,188
Nissan Chemical Corp. ..................... 149,600 6,953,800
Nissan Motor Co. Ltd.
(a) (b)
................... 2,765,500 5,838,734
Nissan Shatai Co. Ltd. ..................... 68,900 416,335
Nisshin Oillio Group Ltd. (The) ................ 177,000 2,113,132
Nisshin Seifun Group, Inc. ................... 206,500 2,611,994
Nisshinbo Holdings, Inc. .................... 223,100 2,997,442
Nissin Foods Holdings Co. Ltd. ............... 189,600 3,427,624
Nissui Corp. ............................ 542,300 4,276,341
Niterra Co. Ltd. .......................... 205,000 11,971,718
Nitori Holdings Co. Ltd. ..................... 524,500 8,461,755
Nitto Boseki Co. Ltd. ....................... 186,000 3,194,594
Nitto Denko Corp. ........................ 925,400 19,541,125
Nitto Kogyo Corp. ........................ 75,000 2,022,980
Noevir Holdings Co. Ltd. .................... 61,300 1,913,466
NOF Corp. ............................. 231,300 4,018,930
Nojima Corp. ............................ 347,800 2,847,592
NOK Corp. ............................. 165,200 3,121,843
Nomura Co. Ltd. ......................... 258,800 1,893,572
Nomura Holdings, Inc. ..................... 3,996,500 38,664,104
Nomura Micro Science Co. Ltd. ............... 56,000 1,371,342
Nomura Real Estate Holdings, Inc. ............. 408,500 2,347,434
Nomura Real Estate Master Fund, Inc. .......... 3,684 3,523,532
Nomura Research Institute Ltd. ............... 503,120 14,884,074
Noritz Corp. ............................ 72,800 1,083,126
North Pacific Bank Ltd. ..................... 650,500 4,663,747
NS Solutions Corp. ....................... 119,200 2,940,066
NSD Co. Ltd. ........................... 147,000 2,626,249
NSK Ltd. .............................. 584,300 4,161,937
NTN Corp. ............................. 772,900 1,868,598
NTT UD REIT Investment Corp. ............... 2,863 2,464,759
NTT, Inc. .............................. 38,895,700 37,282,042
Nxera Pharma Co. Ltd.
(a) (b)
................... 245,200 1,342,718
Obayashi Corp. .......................... 829,800 16,309,126
OBIC Business Consultants Co. Ltd. ............ 67,300 3,415,458
Obic Co. Ltd. ............................ 407,900 11,700,024
Odakyu Electric Railway Co. Ltd. .............. 345,800 3,827,320
Ogaki Kyoritsu Bank Ltd. (The) ................ 96,900 4,312,601
Ohsho Food Service Corp. .................. 123,100 2,336,583
Oji Holdings Corp. ........................ 859,700 4,727,312
Okamoto Industries, Inc. .................... 26,300 983,623
Okamura Corp. .......................... 148,400 2,166,371
Okasan Securities Group, Inc. ................ 341,300 2,360,022
Oki Electric Industry Co. Ltd. ................. 132,200 2,233,013
OKUMA Corp. ........................... 67,200 2,052,421

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
92
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Okumura Corp. .......................... 85,200 $ 3,074,304
Olympus Corp. .......................... 1,470,700 16,809,186
Omron Corp. ............................ 217,500 7,273,074
Ono Pharmaceutical Co. Ltd. ................. 421,900 6,305,292
Open House Group Co. Ltd. ................. 82,800 4,399,793
Oracle Corp. Japan ....................... 48,000 2,696,813
Organo Corp. ........................... 42,000 3,778,793
Orient Corp. ............................ 119,780 676,475
Oriental Land Co. Ltd. ..................... 1,425,000 28,442,507
ORIX Corp. ............................. 1,497,000 60,417,918
Orix JREIT, Inc. .......................... 5,112 3,307,970
Osaka Gas Co. Ltd. ....................... 479,000 16,433,969
Osaka Soda Co. Ltd. ...................... 124,900 1,367,608
OSG Corp.
(a)
............................ 118,900 2,712,656
Otsuka Corp. ........................... 249,200 5,142,128
Otsuka Holdings Co. Ltd. ................... 569,600 39,495,724
Pan Pacific International Holdings Corp. ......... 2,567,000 14,556,094
Panasonic Holdings Corp. ................... 3,206,500 84,787,754
Park24 Co. Ltd. .......................... 200,300 2,479,158
Penta-Ocean Construction Co. Ltd. ............. 407,800 3,795,772
PeptiDream, Inc.
(b)
........................ 190,400 1,127,456
Persol Holdings Co. Ltd. .................... 1,980,000 3,282,889
Pigeon Corp. ............................ 282,000 3,574,216
Pilot Corp. ............................. 149,100 1,693,556
PKSHA Technology, Inc.
(b)
................... 80,300 1,408,207
Pola Orbis Holdings, Inc. .................... 147,600 1,242,008
QPS Holdings, Inc.
(b)
...................... 82,400 788,240
Raito Kogyo Co. Ltd. ...................... 95,200 2,242,906
Rakus Co. Ltd. .......................... 375,200 2,533,936
Rakuten Bank Ltd.
(b)
....................... 131,800 4,504,488
Rakuten Group, Inc.
(b)
...................... 1,971,600 10,280,215
Recruit Holdings Co. Ltd. ................... 1,817,700 143,745,198
Relo Group, Inc. ......................... 149,400 1,884,963
Renesas Electronics Corp. .................. 2,380,000 47,704,130
Rengo Co. Ltd. .......................... 299,500 2,799,462
Resona Holdings, Inc. ..................... 2,843,300 38,557,420
Resonac Holdings Corp. .................... 239,300 19,933,468
Resorttrust, Inc. .......................... 326,700 3,664,296
Ricoh Co. Ltd. ........................... 656,700 6,444,186
Ricoh Leasing Co. Ltd. ..................... 31,000 1,302,966
Rigaku Holdings Corp.
(a)
.................... 182,100 2,304,724
Rinnai Corp. ............................ 156,100 3,490,756
Rohm Co. Ltd. ........................... 434,300 11,516,132
Rohto Pharmaceutical Co. Ltd. ................ 219,600 3,288,775
Rorze Corp. ............................ 134,700 3,243,980
Round One Corp. ........................ 320,500 2,435,341
Royal Holdings Co. Ltd.
(a)
................... 128,600 1,074,300
Ryohin Keikaku Co. Ltd. .................... 701,700 18,405,776
Ryoyo Ryosan Holdings, Inc. ................. 41,316 754,837
Saizeriya Co. Ltd. ........................ 45,700 2,267,528
Sakai Moving Service Co. Ltd. ................ 50,000 932,433
Sakata Seed Corp. ........................ 84,400 2,276,494
Sakura Internet, Inc.
(a)
...................... 45,700 876,006
San-A Co. Ltd. ........................... 102,200 2,090,827
Sangetsu Corp. .......................... 130,600 2,530,051
San-In Godo Bank Ltd. (The) ................. 244,800 3,547,928
Sanken Electric Co. Ltd.
(b)
................... 33,300 1,702,189
Sanki Engineering Co. Ltd. .................. 34,800 495,018
Sankyo Co. Ltd. .......................... 285,000 3,307,368
Sankyu, Inc. ............................ 71,300 4,217,593
Sanrio Co. Ltd.
(a)
......................... 1,307,900 10,460,405
Sansan, Inc. ............................ 162,800 2,069,084
Santec Holdings Corp. ..................... 5,800 603,714
Santen Pharmaceutical Co. Ltd. ............... 323,700 3,821,667
Security Shares Value
a
Japan (continued)
Sanwa Holdings Corp. ..................... 259,700 $ 5,566,946
Sapporo Breweries Ltd. .................... 463,500 5,852,465
Sawai Group Holdings Co. Ltd. ............... 177,400 1,832,415
SBI Holdings, Inc. ........................ 749,800 14,154,931
SCREEN Holdings Co. Ltd. .................. 209,200 15,958,743
Secom Co. Ltd. .......................... 566,000 24,381,033
Sega Sammy Holdings, Inc. .................. 222,900 3,850,628
Seibu Holdings, Inc. ....................... 285,800 6,400,455
Seiko Epson Corp. ........................ 329,200 6,029,973
Seiko Group Corp. ........................ 81,600 3,989,676
Seikoh Giken Co. Ltd.
(a)
.................... 5,900 672,588
Seino Holdings Co. Ltd. .................... 160,500 2,650,183
Seiren Co. Ltd. .......................... 89,200 1,764,363
Sekisui Chemical Co. Ltd. ................... 555,100 9,238,769
Sekisui House Ltd. ........................ 766,000 16,769,476
Sekisui House REIT, Inc. .................... 6,708 3,190,333
Seria Co. Ltd. ........................... 95,900 2,323,591
Seven & i Holdings Co. Ltd. .................. 2,524,600 33,476,490
Seven Bank Ltd. ......................... 1,197,300 2,390,220
SG Holdings Co. Ltd. ...................... 325,200 3,232,480
Sharp Corp.
(a) (b)
.......................... 528,900 2,043,176
Shibaura Machine Co. Ltd. .................. 52,700 1,350,493
Shibaura Mechatronics Corp. ................. 72,500 1,931,576
SHIFT, Inc.
(a) (b)
........................... 334,600 1,880,105
Shiga Bank Ltd. (The) ...................... 339,600 5,046,005
Shikoku Electric Power Co., Inc. ............... 258,300 2,680,439
Shikoku Kasei Holdings Corp.
(a)
............... 44,400 759,780
Shimadzu Corp. .......................... 275,700 7,011,744
Shimamura Co. Ltd. ....................... 148,200 3,120,392
Shimano, Inc. ........................... 98,100 12,383,175
Shimizu Corp. ........................... 683,900 10,074,412
Shin-Etsu Chemical Co. Ltd. ................. 2,242,300 79,938,231
Shinmaywa Industries Ltd. ................... 160,700 1,968,511
Shionogi & Co. Ltd. ....................... 990,800 17,914,941
Ship Healthcare Holdings, Inc. ................ 121,500 1,946,427
Shiseido Co. Ltd. ......................... 513,000 10,133,611
Shizuoka Financial Group, Inc. ................ 512,200 10,103,152
SHO-BOND Holdings Co. Ltd. ................ 339,200 2,807,449
Shochiku Co. Ltd.
(a)
....................... 20,600 1,492,838
Sinfonia Technology Co. Ltd. ................. 19,200 1,562,143
SKY Perfect JSAT Corp. .................... 163,200 2,125,747
Skylark Holdings Co. Ltd. ................... 297,200 5,856,725
SMC Corp. ............................. 73,400 31,713,224
SMS Co. Ltd. ........................... 119,700 1,661,975
Socionext, Inc. .......................... 255,700 3,002,179
SoftBank Corp. .......................... 37,980,300 53,308,301
SoftBank Group Corp. ..................... 5,101,500 158,898,860
Sojitz Corp. ............................. 263,620 8,807,675
Sompo Holdings, Inc. ...................... 1,128,000 50,079,365
Sony Financial Group, Inc. .................. 7,169,500 6,950,739
Sony Group Corp. ........................ 8,006,300 187,098,136
Sotetsu Holdings, Inc. ...................... 198,400 3,278,164
Square Enix Holdings Co. Ltd. ................ 306,900 5,332,485
Stanley Electric Co. Ltd. .................... 133,700 2,913,417
Subaru Corp. ........................... 714,600 12,164,237
Sugi Holdings Co. Ltd. ..................... 178,900 3,173,660
SUMCO Corp. ........................... 476,200 9,681,153
Sumitomo Bakelite Co. Ltd. .................. 111,000 4,444,633
Sumitomo Chemical Co. Ltd. ................. 1,745,600 5,648,427
Sumitomo Corp. ......................... 5,589,600 58,019,808
Sumitomo Electric Industries Ltd. .............. 3,923,800 51,931,849
Sumitomo Forestry Co. Ltd. .................. 590,100 4,977,149
Sumitomo Heavy Industries Ltd. ............... 141,700 4,580,725
Sumitomo Metal Mining Co. Ltd. ............... 333,300 16,753,469

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
93
Schedule of Investments
Security Shares Value
a
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. ........... 4,984,400 $ 214,174,221
Sumitomo Mitsui Trust Group, Inc. ............. 3,295,600 33,887,604
Sumitomo Osaka Cement Co. Ltd. ............. 53,700 1,815,374
Sumitomo Pharma Co. Ltd.
(b)
................. 335,600 2,615,379
Sumitomo Realty & Development Co. Ltd. ........ 805,900 18,063,706
Sumitomo Rubber Industries Ltd. .............. 244,300 3,456,534
Sumitomo Warehouse Co. Ltd. (The) ........... 135,700 3,452,156
Sun Corp. .............................. 2,700 164,126
Sundrug Co. Ltd. ......................... 117,300 2,786,801
Suntory Beverage & Food Ltd. ................ 103,300 2,994,878
Suruga Bank Ltd. ......................... 267,900 4,338,485
Suzuken Co. Ltd. ......................... 80,100 2,555,430
Suzuki Motor Corp. ....................... 2,118,200 27,650,018
SWCC Corp. ............................ 30,800 2,123,112
Sysmex Corp. ........................... 599,800 6,056,483
Systena Corp. ........................... 681,300 1,794,629
T Hasegawa Co. Ltd. ...................... 89,700 1,821,377
T&D Holdings, Inc. ........................ 620,000 19,539,813
Tadano Ltd. ............................ 145,800 1,211,655
Taiheiyo Cement Corp. ..................... 138,400 3,504,660
Taikisha Ltd. ............................ 83,600 2,190,717
Taisei Corp. ............................ 203,600 16,492,094
Taiyo Holdings Co. Ltd. ..................... 124,000 3,657,724
Taiyo Yuden Co. Ltd. ...................... 171,100 10,581,015
Takara Holdings, Inc. ...................... 268,400 3,501,529
Takasago Thermal Engineering Co. Ltd. ......... 152,400 4,035,895
Takashimaya Co. Ltd. ...................... 368,800 5,272,311
Takeda Pharmaceutical Co. Ltd. ............... 2,139,683 73,467,352
Takeuchi Manufacturing Co. Ltd. .............. 67,200 3,111,781
Takuma Co. Ltd. ......................... 130,200 2,746,736
Tamron Co. Ltd. .......................... 365,600 3,284,104
TDK Corp. ............................. 2,599,700 49,988,218
Teijin Ltd. .............................. 257,100 2,620,240
Tekscend Photomask Corp. .................. 41,400 996,929
Terumo Corp. ........................... 1,790,700 26,269,381
THK Co. Ltd. ............................ 136,500 5,616,902
Timee, Inc.
(b)
............................ 23,700 218,558
TISI, Inc. .............................. 274,100 6,571,370
Toagosei Co. Ltd. ......................... 183,700 2,053,516
Tobu Railway Co. Ltd. ...................... 143,200 2,777,724
Toda Corp. ............................. 293,400 2,723,762
Toei Animation Co. Ltd. ..................... 115,400 2,130,953
Toei Co. Ltd. ............................ 62,000 2,357,109
Toho Bank Ltd. (The) ...................... 515,300 2,750,256
Toho Co. Ltd. ........................... 732,200 7,004,232
Toho Gas Co. Ltd. ........................ 430,000 3,114,263
Toho Holdings Co. Ltd. ..................... 93,800 2,365,477
Tohoku Electric Power Co., Inc. ............... 465,400 3,419,883
Tokai Carbon Co. Ltd. ...................... 318,000 3,032,742
Tokai Rika Co. Ltd. ........................ 87,200 1,719,541
Tokai Tokyo Financial Holdings, Inc. ............ 639,400 3,193,353
Tokio Marine Holdings, Inc. .................. 2,454,100 125,076,530
Tokuyama Corp. ......................... 108,200 2,537,997
Tokyo Century Corp. ....................... 232,800 3,804,210
Tokyo Electric Power Co. Holdings, Inc.
(b)
......... 1,979,000 6,388,847
Tokyo Electron Ltd. ....................... 614,600 205,483,552
Tokyo Gas Co. Ltd. ....................... 413,500 15,963,110
Tokyo Kiraboshi Financial Group, Inc. ........... 413,600 4,348,271
Tokyo Metro Co. Ltd.
(a)
..................... 249,600 2,286,490
Tokyo Ohka Kogyo Co. Ltd. .................. 131,300 7,110,925
Tokyo Seimitsu Co. Ltd. .................... 55,500 5,779,119
Tokyo Steel Manufacturing Co. Ltd. ............. 150,300 1,667,953
Tokyo Tatemono Co. Ltd. .................... 192,000 4,051,442
Tokyotokeiba Co. Ltd. ...................... 31,900 1,005,251
Security Shares Value
a
Japan (continued)
Tokyu Construction Co. Ltd. .................. 207,100 $ 1,504,040
Tokyu Corp. ............................ 480,800 5,278,194
Tokyu Fudosan Holdings Corp. ................ 545,200 4,531,389
Tokyu REIT, Inc. ......................... 2,327 2,770,384
TOMONY Holdings, Inc. .................... 271,900 1,683,965
Tomy Co. Ltd. ........................... 141,600 3,221,108
TOPPAN Holdings, Inc. ..................... 298,100 8,358,978
Toray Industries, Inc. ...................... 1,759,800 12,641,090
Toridoll Holdings Corp.
(a)
.................... 119,200 3,256,097
Toshiba TEC Corp. ........................ 49,200 965,466
Tosoh Corp. ............................ 298,900 5,027,042
Totetsu Kogyo Co. Ltd. ..................... 53,600 1,396,456
TOTO Ltd. ............................. 173,900 7,547,116
Towa Corp. ............................. 97,500 1,581,341
Towa Pharmaceutical Co. Ltd. ................ 74,400 1,861,019
Toyo Seikan Group Holdings Ltd. .............. 200,600 5,097,039
Toyo Suisan Kaisha Ltd. .................... 110,800 7,189,288
Toyo Tire Corp. .......................... 205,200 5,442,808
Toyobo Co. Ltd. .......................... 135,700 1,276,511
Toyoda Gosei Co. Ltd. ..................... 123,800 4,274,003
Toyota Boshoku Corp. ..................... 125,200 1,746,999
Toyota Motor Corp. ....................... 12,959,600 245,256,090
Toyota Tsusho Corp. ....................... 890,100 36,943,898
Trend Micro, Inc. ......................... 168,200 6,777,091
Tri Chemical Laboratories, Inc. ................ 70,200 1,404,629
Trial Holdings, Inc.
(a)
....................... 37,000 727,474
Trusco Nakayama Corp. .................... 76,300 1,150,466
TS Tech Co. Ltd. ......................... 131,700 1,510,708
Tsubakimoto Chain Co. ..................... 152,700 2,450,062
Tsuburaya Fields Holdings, Inc. ............... 82,200 1,242,987
Tsugami Corp. ........................... 30,800 1,130,251
Tsumura & Co. .......................... 95,600 2,287,819
Tsuruha Holdings, Inc. ..................... 329,980 5,027,319
UACJ Corp. ............................ 224,000 3,269,580
UBE Corp. ............................. 127,100 2,516,974
Ulvac, Inc. ............................. 66,700 3,517,870
Umios Corp. ............................ 255,900 2,096,985
Unicharm Corp. .......................... 1,230,000 7,801,831
Union Tool Co. .......................... 8,600 818,287
United Urban Investment Corp. ............... 3,256 3,327,332
Ushio, Inc. ............................. 132,400 3,072,622
USS Co. Ltd. ............................ 536,100 6,770,339
UT Group Co. Ltd. ........................ 1,434,000 1,651,476
Valor Holdings Co. Ltd. ..................... 53,200 1,085,878
Visional, Inc.
(b)
........................... 49,500 2,727,468
Wacom Co. Ltd. .......................... 348,300 1,680,037
West Holdings Corp. ...................... 48,800 766,602
West Japan Railway Co. .................... 461,300 8,704,644
Yakult Honsha Co. Ltd. ..................... 241,800 4,279,290
Yamada Holdings Co. Ltd. ................... 867,400 3,874,395
Yamaguchi Financial Group, Inc. .............. 286,000 5,288,491
Yamaha Corp. ........................... 434,400 3,367,305
Yamaha Motor Co. Ltd. ..................... 1,119,100 9,361,137
Yamaichi Electronics Co. Ltd. ................. 17,900 929,260
Yamato Holdings Co. Ltd. ................... 293,900 3,813,989
Yamato Kogyo Co. Ltd. ..................... 49,100 4,133,442
Yamazaki Baking Co. Ltd. ................... 161,500 3,412,945
Yaskawa Electric Corp. ..................... 296,200 8,820,182
Yokogawa Electric Corp. .................... 295,100 10,524,652
Yokohama Financial Group, Inc. ............... 1,352,600 15,396,373
Yokohama Rubber Co. Ltd. (The) .............. 174,600 8,293,649
Yoshinoya Holdings Co. Ltd.
(a)
................ 130,300 3,147,248
Zenkoku Hosho Co. Ltd. .................... 151,000 2,970,554
Zensho Holdings Co. Ltd. ................... 133,100 8,310,962

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
94
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Zeon Corp. ............................. 203,800 $ 2,857,992
Zojirushi Corp. ........................... 105,100 948,960
ZOZO, Inc. ............................. 477,500 3,430,329
8,750,214,073
a
Jersey  —  0 .0%
Rosebank Industries PLC
(b)
.................. 1,125,626 5,106,395
a
Kuwait  —  0 .2%
Agility Public Warehousing Co. KSCC ........... 3,901,808 1,849,408
Boubyan Bank KSCP ...................... 3,022,836 6,297,910
Boubyan Petrochemicals Co. KSCP ............ 1,204,322 2,400,898
Gulf Bank KSCP ......................... 4,602,893 5,235,358
Humansoft Holding Co. KSC ................. 167,237 1,296,708
Kuwait Finance House KSCP ................. 16,684,703 42,327,250
Mabanee Co. KPSC ....................... 1,646,452 4,940,455
Mobile Telecommunications Co. KSCP .......... 3,077,079 5,943,151
National Bank of Kuwait SAKP ................ 11,757,480 32,635,425
National Industries Group Holding SAK .......... 5,018,275 3,696,783
Warba Bank KSCP ........................ 5,805,873 5,246,539
111,869,885
a
Malaysia  —  0 .4%
AFFIN Bank Bhd
(a)
........................ 1,013,444 548,456
Alliance Bank Malaysia Bhd .................. 1,987,000 2,315,299
AMMB Holdings Bhd ...................... 3,134,600 5,191,605
Bursa Malaysia Bhd
(a)
...................... 1,270,900 2,673,078
Carlsberg Brewery Malaysia Bhd .............. 222,900 869,455
CELCOMDIGI Bhd
(a)
....................... 4,363,600 3,183,804
CIMB Group Holdings Bhd .................. 10,754,300 20,768,573
Dialog Group Bhd
(a)
....................... 5,742,778 2,789,527
Fraser & Neave Holdings Bhd
(a)
............... 243,400 1,654,889
Gamuda Bhd
(a)
.......................... 7,508,400 7,845,086
Gas Malaysia Bhd
(a)
....................... 939,300 1,199,840
Genting Bhd ............................ 3,109,400 1,612,750
Genting Malaysia Bhd
(a)
.................... 3,909,500 1,671,699
Hartalega Holdings Bhd
(a)
................... 2,161,800 539,485
Hong Leong Bank Bhd ..................... 677,700 3,656,508
IHH Healthcare Bhd ....................... 3,161,100 6,463,084
IJM Corp. Bhd ........................... 4,380,200 2,574,252
Inari Amertron Bhd
(a)
....................... 5,045,700 2,732,664
IOI Corp. Bhd ........................... 3,598,700 3,898,727
IOI Properties Group Bhd ................... 186,700 173,125
Kelington Group Bhd ...................... 84,800 172,026
Kossan Rubber Industries Bhd ................ 2,137,300 548,616
KPJ Healthcare Bhd ....................... 4,416,800 3,350,564
Kuala Lumpur Kepong Bhd .................. 450,900 2,321,606
Malayan Banking Bhd ...................... 7,770,600 20,716,349
Maxis Bhd
(a)
............................ 2,973,900 2,692,996
MISC Bhd .............................. 1,373,100 2,684,710
MR DIY Group M Bhd
(d)
..................... 7,783,450 3,007,982
Petronas Chemicals Group Bhd ............... 3,313,700 3,886,517
Petronas Gas Bhd ........................ 887,000 3,807,165
PPB Group Bhd .......................... 998,680 2,294,398
Press Metal Aluminium Holdings Bhd ........... 5,654,800 10,977,317
Public Bank Bhd ......................... 19,858,100 25,105,013
QL Resources Bhd ........................ 3,948,600 3,862,773
RHB Bank Bhd .......................... 2,828,198 5,915,382
Sam Engineering & Equipment M Bhd ........... 236,500 263,299
SD Guthrie Bhd .......................... 3,185,400 5,121,272
Sime Darby Bhd
(a)
........................ 4,792,800 2,531,155
Sime Darby Property Bhd
(a)
.................. 6,690,400 2,204,859
SP Setia Bhd Group
(a)
...................... 3,106,400 706,509
Sunway Bhd ............................ 3,860,500 4,981,041
Sunway REIT
(a)
.......................... 5,677,800 3,082,821
Security Shares Value
a
Malaysia (continued)
Tanco Holdings Bhd
(a) (b)
..................... 2,511,900 $ 159,817
Telekom Malaysia Bhd
(a)
.................... 2,774,100 5,259,660
Tenaga Nasional Bhd ...................... 3,944,600 14,091,957
TIME dotCom Bhd ........................ 2,048,200 3,007,268
Top Glove Corp. Bhd
(a)
..................... 6,651,800 1,082,616
United Plantations Bhd ..................... 150,800 1,244,335
Yinson Holdings Bhd ...................... 3,874,240 1,847,542
YTL Power International Bhd ................. 4,950,620 5,058,407
Zetrix Ai Bhd
(a)
........................... 18,944,100 3,446,553
217,794,431
a
Mexico  —  0 .6%
Alpek SAB de CV , Class A
(b)
................. 1,216,860 904,943
Alsea SAB de CV ........................ 787,900 1,916,126
America Movil SAB de CV , Series B ............ 21,316,366 27,163,151
Arca Continental SAB de CV ................. 512,080 5,867,802
Banco del Bajio SA
(d)
...................... 1,018,985 3,395,342
Bolsa Mexicana de Valores SAB de CV .......... 723,400 1,607,648
Cemex SAB de CV, CPO , NVS ............... 21,234,624 25,146,346
Coca-Cola Femsa SAB de CV ................ 538,552 5,822,873
Controladora Vuela Cia de Aviacion SAB de CV , Class
A
(a) (b)
................................ 1,301,000 1,018,595
Corp Inmobiliaria Vesta SAB de CV ............ 1,189,000 4,122,489
Fibra MTY SAPI de CV ..................... 1,907,450 1,649,794
Fibra Uno Administracion SA de CV ............ 4,623,664 8,326,573
Fomento Economico Mexicano SAB de CV ....... 2,370,160 30,305,259
GCC SAB de CV ......................... 202,900 2,337,869
Genomma Lab Internacional SAB de CV , Class B ... 916,500 776,825
Gentera SAB de CV ....................... 1,526,900 3,539,654
Gruma SAB de CV , Class B .................. 234,731 3,499,788
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 331,256 4,424,461
Grupo Aeroportuario del Pacifico SAB de CV , Class B 537,672 11,689,116
Grupo Aeroportuario del Sureste SAB de CV , Class B 266,040 7,367,462
Grupo Bimbo SAB de CV , Series A ............. 1,840,956 6,585,966
Grupo Carso SAB de CV , Series A1 ............ 671,320 5,746,696
Grupo Financiero Banorte SAB de CV , Class O .... 3,344,340 38,731,356
Grupo Financiero Inbursa SAB de CV ........... 2,577,261 6,620,419
Grupo Mexico SAB de CV , Series B ............ 4,144,387 49,705,365
Grupo Televisa SAB, CPO
(a) (b)
................ 3,051,500 1,728,411
Industrias Penoles SAB de CV ................ 276,731 12,739,261
Kimberly-Clark de Mexico SAB de CV , Class A ..... 2,029,712 4,711,130
Megacable Holdings SAB de CV, CPO .......... 390,100 1,329,577
Orbia Advance Corp. SAB de CV
(b)
............. 1,289,978 1,820,322
Prologis Property Mexico SA de CV ............ 1,460,269 6,557,910
Promotora y Operadora de Infraestructura SAB de CV 348,755 5,507,145
Qualitas Controladora SAB de CV ............. 323,800 2,959,902
Regional SAB de CV ...................... 350,879 2,881,262
Sigma Foods SAB de CV ................... 4,772,683 4,866,513
Wal-Mart de Mexico SAB de CV ............... 6,585,180 19,105,938
322,479,289
a
Netherlands  —  3 .0%
Aalberts N.V. ............................ 121,356 6,010,294
ABN AMRO Bank N.V., CVA ................. 843,701 38,166,931
Adyen N.V.
(b) (d)
........................... 36,596 37,226,027
Aegon Ltd. ............................. 1,701,866 16,173,514
AerCap Holdings N.V. ...................... 224,883 33,934,845
Akzo Nobel N.V. ......................... 205,860 14,418,950
Allfunds Group PLC ....................... 546,988 5,584,157
AMG Critical Materials N.V. .................. 68,369 2,340,371
Arcadis N.V. ............................ 91,402 4,301,534
ASM International N.V. ..................... 64,412 59,655,092
ASML Holding N.V. ....................... 533,219 878,715,533
ASR Nederland N.V. ....................... 208,977 17,085,299

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
95
Schedule of Investments
Security Shares Value
a
Netherlands (continued)
Basic-Fit N.V.
(b) (d)
......................... 85,651 $ 3,426,763
BE Semiconductor Industries N.V. ............. 99,573 22,833,963
Coca-Cola Europacific Partners PLC ............ 280,113 30,661,169
Corbion N.V. ............................ 90,968 1,988,012
CSG N.V.
(b)
............................. 238,343 4,540,443
CVC Capital Partners PLC
(d)
................. 278,505 4,676,135
DSM-Firmenich AG ....................... 223,862 24,134,062
Eurocommercial Properties N.V. ............... 90,952 2,942,044
EXOR N.V. ............................. 93,924 7,521,507
Flow Traders Ltd.
(b)
........................ 87,280 2,663,238
Fugro N.V.
(a)
............................ 157,371 1,538,361
Havas N.V. ............................. 113,152 2,422,898
Heineken Holding N.V. ..................... 173,054 14,558,338
Heineken N.V. ........................... 383,645 34,735,338
IMCD N.V. ............................. 78,749 8,606,915
ING Groep N.V. .......................... 3,996,932 140,458,369
InPost SA
(b)
............................. 361,001 6,438,661
Koninklijke Ahold Delhaize N.V. ............... 1,199,956 47,544,930
Koninklijke BAM Groep N.V. ................. 495,610 6,646,418
Koninklijke Heijmans N.V. ................... 28,600 3,093,907
Koninklijke KPN N.V. ...................... 5,179,183 24,455,275
Koninklijke Philips N.V. ..................... 1,016,958 26,794,647
Koninklijke Vopak N.V. ..................... 96,980 5,490,005
Magnum Ice Cream Co. N.V. (The)
(b)
............ 657,049 12,278,866
NN Group N.V. .......................... 359,888 33,923,450
OCI N.V.
(b)
............................. 182,633 852,537
Pharming Group N.V.
(b)
..................... 1,363,745 1,384,036
PostNL N.V.
(a)
........................... 740,214 768,099
Prosus N.V.
(b)
........................... 1,792,395 83,297,611
Randstad N.V. ........................... 124,244 5,252,524
SBM Offshore N.V. ........................ 161,648 6,036,889
Signify N.V.
(d)
............................ 155,088 2,650,856
TKH Group N.V. ......................... 81,128 4,000,087
TomTom N.V.
(a) (b)
......................... 166,307 742,492
Universal Music Group N.V. .................. 1,400,116 23,101,286
Van Lanschot Kempen N.V. .................. 58,166 4,371,195
Wereldhave N.V. ......................... 160,931 3,556,483
Wolters Kluwer N.V. ....................... 310,517 24,378,256
X5 Retail Group N.V. , GDR
(b) (c)
................ 128,602 16
1,748,378,628
a
New Zealand  —  0 .1%
Air New Zealand Ltd.
(a)
..................... 1,604,013 392,110
Auckland International Airport Ltd. ............. 2,125,477 10,897,762
Contact Energy Ltd. ....................... 1,129,848 6,042,020
EBOS Group Ltd. ......................... 205,601 2,665,556
Fisher & Paykel Healthcare Corp. Ltd. ........... 829,380 19,836,106
Fletcher Building Ltd.
(a) (b)
.................... 1,153,932 2,474,404
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd.
(a)
...................... 1,644,231 1,943,811
Infratil Ltd. ............................. 1,317,991 11,441,178
Kiwi Property Group Ltd. .................... 1,891,962 1,036,842
Mercury NZ Ltd. .......................... 1,231,089 4,858,041
Meridian Energy Ltd. ...................... 1,904,179 6,385,252
Ryman Healthcare Ltd.
(b)
.................... 1,638,447 2,067,809
Spark New Zealand Ltd. .................... 2,540,103 2,871,744
72,912,635
a
Norway  —  0 .5%
Aker ASA , Class A ........................ 44,073 5,928,807
Aker BP ASA ............................ 387,276 13,808,093
Atea ASA
(a) (b)
............................ 188,005 3,411,510
Austevoll Seafood ASA ..................... 186,409 1,674,180
Bakkafrost P/F .......................... 74,176 3,542,290
BW LPG Ltd.
(d)
.......................... 187,048 4,287,915
Security Shares Value
a
Norway (continued)
BW Offshore Ltd. ......................... 250,263 $ 1,231,841
Cadeler A.S.
(a) (b)
.......................... 120,637 687,386
DNB Bank ASA .......................... 1,146,451 36,914,121
DNO ASA .............................. 1,683,207 2,993,266
DOF Group ASA ......................... 61,658 809,963
Elkem ASA
(b) (d)
........................... 385,640 1,266,319
Entra ASA
(d)
............................ 144,292 1,613,817
Equinor ASA ............................ 969,796 39,811,006
Europris ASA
(d)
.......................... 407,170 3,668,276
Frontline PLC ........................... 217,530 8,625,458
Gjensidige Forsikring ASA ................... 308,791 9,211,523
Hoegh Autoliners ASA ..................... 210,388 3,740,478
Kitron ASA ............................. 217,399 1,988,777
Kongsberg Gruppen ASA ................... 590,673 18,460,284
Kongsberg Maritime A.S.
(b)
.................. 813,042 4,572,423
Leroy Seafood Group ASA ................... 489,852 2,149,898
Mowi ASA .............................. 624,364 13,370,900
MPC Container Ships ASA .................. 1,013,637 2,605,349
Nordic Semiconductor ASA
(a) (b)
................ 260,204 4,396,388
Norsk Hydro ASA ......................... 1,838,355 16,957,033
Norwegian Air Shuttle ASA .................. 1,147,086 1,582,969
Orkla ASA .............................. 1,031,812 11,461,308
Protector Forsikring ASA
(a)
................... 102,272 5,321,670
Salmar ASA ............................ 90,632 4,941,086
Scatec ASA
(b) (d)
.......................... 354,370 3,426,769
SpareBank 1 SMN ........................ 285,645 5,925,564
SpareBank 1 Sor-Norge ASA ................. 293,707 6,579,600
Storebrand ASA .......................... 568,997 12,111,288
Subsea 7 SA ............................ 318,218 10,752,204
Telenor ASA ............................ 835,391 11,793,755
TGS ASA .............................. 316,211 4,285,168
TOMRA Systems ASA ..................... 371,072 4,124,319
Var Energi ASA .......................... 992,883 4,988,251
Vend Marketplaces ASA , Class B .............. 228,525 5,797,186
Wallenius Wilhelmsen ASA , Class B ............ 221,296 3,448,738
Yara International ASA ..................... 195,792 9,235,862
313,503,038
a
Peru  —  0 .1%
Cia de Minas Buenaventura SAA , ADR .......... 255,361 7,732,331
Credicorp Ltd. ........................... 84,501 33,849,410
Southern Copper Corp. ..................... 130,808 23,899,930
65,481,671
a
Philippines  —  0 .1%
Alliance Global Group, Inc. .................. 3,269,600 459,304
Ayala Corp. ............................. 356,635 2,979,034
Ayala Land, Inc. .......................... 10,591,330 2,917,336
Bank of the Philippine Islands ................ 2,384,911 3,983,891
BDO Unibank, Inc. ........................ 3,718,384 7,537,645
Converge Information and Communications Technology
Solutions, Inc. ......................... 3,297,100 579,630
GT Capital Holdings, Inc. ................... 122,288 967,999
International Container Terminal Services, Inc. ..... 1,318,560 20,706,057
JG Summit Holdings, Inc. ................... 4,474,117 1,619,948
Jollibee Foods Corp. ...................... 714,620 1,735,206
Manila Electric Co. ........................ 406,960 3,190,801
Manila Water Co., Inc. ..................... 2,974,600 1,724,899
Megaworld Corp. ......................... 8,590,500 311,514
Metropolitan Bank & Trust Co. ................ 2,502,257 2,679,622
PLDT, Inc. ............................. 105,680 2,101,117
Semirara Mining & Power Corp. , Class A ......... 462,200 154,394
SM Investments Corp. ..................... 367,425 3,558,779
SM Prime Holdings, Inc. .................... 14,713,300 4,397,899

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
96
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Philippines (continued)
Universal Robina Corp. ..................... 1,295,410 $ 1,249,489
62,854,564
a
Poland  —  0 .4%
Alior Bank SA ........................... 165,536 6,108,528
Allegro.eu SA
(b) (d)
......................... 1,277,849 15,393,178
Asseco Poland SA ........................ 106,081 5,681,465
Bank Millennium SA
(b)
...................... 1,081,180 5,974,978
Bank Polska Kasa Opieki SA ................. 233,396 15,384,245
Benefit Systems SA
(b)
...................... 3,179 4,607,527
Budimex SA ............................ 18,483 3,584,782
CD Projekt SA
(b)
.......................... 91,650 6,130,465
Cyfrowy Polsat SA
(a) (b)
...................... 383,497 1,751,359
Dino Polska SA
(b) (d)
........................ 677,481 5,808,980
Enea SA ............................... 278,887 1,463,995
Erste Bank Polska SA ...................... 42,964 8,470,596
Grupa Azoty SA
(b)
......................... 73,664 387,628
Grupa Kety SA .......................... 13,891 4,654,465
KGHM Polska Miedz SA .................... 185,838 15,404,924
KRUK SA .............................. 22,907 2,613,388
LPP SA ............................... 1,443 8,393,754
mBank SA
(b)
............................ 21,441 7,774,124
Modivo SA
(a) (b)
........................... 71,956 1,788,484
Orange Polska SA ........................ 959,328 3,916,253
ORLEN SA ............................. 810,998 32,181,447
PGE Polska Grupa Energetyczna SA
(b)
.......... 1,306,721 3,531,654
Powszechna Kasa Oszczednosci Bank Polski SA ... 1,195,179 35,799,053
Powszechny Zaklad Ubezpieczen SA ........... 789,811 15,040,856
Tauron Polska Energia SA ................... 1,568,455 3,788,130
XTB SA
(d)
.............................. 50,427 2,007,550
Zabka Group SA ......................... 444,903 3,791,811
221,433,619
a
Portugal  —  0 .1%
Altri SGPS SA
(a)
.......................... 213,023 1,164,100
Banco Comercial Portugues SA , Class R ......... 11,827,820 14,573,125
CTT-Correios de Portugal SA ................. 197,145 1,402,138
EDP Renewables SA ...................... 367,687 5,705,376
EDP SA ............................... 3,943,933 20,308,500
Galp Energia SGPS SA .................... 528,096 11,993,380
Jeronimo Martins SGPS SA .................. 329,188 6,601,831
Navigator Co. SA (The)
(a)
.................... 473,839 1,781,149
NOS SGPS SA .......................... 437,886 2,437,205
REN - Redes Energeticas Nacionais SGPS SA ..... 850,255 3,384,738
Sonae SGPS SA ......................... 2,211,926 5,195,737
74,547,279
a
Qatar  —  0 .2%
Al Rayan Bank .......................... 8,136,875 4,440,301
Barwa Real Estate Co. ..................... 3,806,825 2,432,199
Commercial Bank PSQC (The) ................ 3,877,989 4,375,592
Doha Bank QPSC ........................ 2,829,273 2,249,262
Dukhan Bank ........................... 3,584,818 3,195,351
Industries Qatar QSC ...................... 2,283,544 6,602,626
Mesaieed Petrochemical Holding Co. ........... 7,523,835 2,259,577
Nebras Energy .......................... 902,223 3,658,096
Ooredoo QPSC .......................... 1,214,021 4,164,499
Qatar Aluminum Manufacturing Co. ............. 7,389,444 2,879,226
Qatar Fuel QSC .......................... 731,771 2,790,337
Qatar Gas Transport Co. Ltd. ................. 3,257,633 3,697,773
Qatar International Islamic Bank QSC ........... 997,589 2,964,777
Qatar Islamic Bank QPSC ................... 2,225,382 13,273,822
Qatar National Bank QPSC .................. 5,860,058 26,662,903
Qatar Navigation QSC ..................... 801,773 2,176,330
United Development Co. QSC ................ 2,244,467 491,300
Security Shares Value
a
Qatar (continued)
Vodafone Qatar PQSC ..................... 5,365,969 $ 3,799,294
92,113,265
a
Russia  —  0 .0%
Aeroflot PJSC
(b) (c)
......................... 2,248,580 283
Alrosa PJSC
(b) (c)
.......................... 2,008,230 253
Mobile TeleSystems PJSC
(b) (c)
................ 1,079,812 136
Moscow Exchange MICEX-RTS PJSC
(b) (c)
........ 1,165,970 147
Ozon Holdings PLC , ADR
(b) (c)
................. 48,614 6
PhosAgro PJSC , GDR
(b) (c) (f)
.................. 2 —
PhosAgro PJSC , GDR
(b) (c)
................... 1,044 11
Polyus PJSC
(b) (c)
......................... 299,560 4
Rosneft Oil Co. PJSC
(b) (c)
.................... 1,203,679 151
Sberbank of Russia PJSC
(b) (c)
................. 10,330,470 1,299
Severstal PAO
(b) (c)
........................ 165,788 21
Sistema AFK PAO
(b) (c)
...................... 5,373,780 676
T-Tekhnologii MKPAO , GDR
(b) (c) (f)
.............. 134,948 17
United Co. RUSAL International PJSC
(b) (c)
........ 2,395,510 301
VK IPJSC , GDR
(b) (c)
....................... 113,735 14
VTB Bank PJSC
(b) (c)
....................... 687,174 —
3,319
a
Saudi Arabia  —  0 .8%
Abdullah Al Othaim Markets Co. ............... 849,764 1,165,142
ACWA Power Co.
(b)
....................... 306,814 15,372,351
Ades Holding Co. ......................... 632,201 2,801,178
Advanced Petrochemical Co.
(b)
................ 275,161 1,611,914
Al Hammadi Holding ....................... 113,559 785,057
Al Rajhi Bank ........................... 4,057,374 67,712,567
Al Rajhi Co. for Co-operative Insurance
(b)
......... 163,028 2,105,407
Aldrees Petroleum and Transport Services Co. ..... 109,802 3,359,406
Alinma Bank ............................ 2,120,341 13,211,375
Almarai Co. JSC ......................... 530,765 6,553,406
Arab National Bank ....................... 1,084,754 6,277,106
Arabian Contracting Services Co.
(b)
............. 54,150 1,155,671
Arabian Internet & Communications Services Co. ... 42,553 2,440,960
Arriyadh Development Co. ................... 282,336 1,216,402
Astra Industrial Group Co. ................... 72,126 2,331,539
Bank AlBilad ............................ 1,166,539 7,650,021
Bank Al-Jazira ........................... 1,437,666 4,660,291
Banque Saudi Fransi ...................... 1,617,080 8,527,888
Bupa Arabia for Cooperative Insurance Co. ....... 106,519 4,462,567
Catrion Catering Holding Co. ................. 100,922 1,874,400
Co. for Cooperative Insurance (The) ............ 127,264 4,157,861
Dallah Healthcare Co. ...................... 61,216 1,714,798
Dar Al Arkan Real Estate Development Co.
(b)
...... 938,411 4,595,228
Dr Sulaiman Al Habib Medical Services Group Co. .. 113,482 7,101,124
Electrical Industries Co. .................... 1,137,180 4,284,833
Elm Co. ............................... 35,055 6,357,546
Emaar Economic City
(b)
..................... 429,036 1,079,362
Etihad Etisalat Co. ........................ 541,917 8,968,218
Etihad GO Telecom Co. .................... 105,395 2,338,178
Jabal Omar Development Co.
(b)
............... 1,326,724 5,661,997
Jarir Marketing Co. ........................ 1,326,387 5,888,616
Leejam Sports Co. JSC .................... 58,867 1,249,288
Makkah Construction & Development Co. ........ 129,896 2,834,503
Middle East Healthcare Co. .................. 84,312 671,312
Mobile Telecommunications Co. Saudi Arabia ...... 1,090,189 3,004,515
Mouwasat Medical Services Co. ............... 169,648 2,816,708
National Agriculture Development Co. (The)
(b)
...... 435,048 1,627,593
National Gas & Industrialization Co. ............ 122,250 2,080,606
National Industrialization Co.
(b)
................ 821,357 1,859,016
Rabigh Refining & Petrochemical Co.
(b)
.......... 431,966 1,714,925
Rasan Information Technology Co.
(b)
............ 34,807 1,206,729
Riyad Bank ............................. 2,492,681 13,519,955

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
97
Schedule of Investments
Security Shares Value
a
Saudi Arabia (continued)
SABIC Agri-Nutrients Co. ................... 323,024 $ 10,604,082
Sahara International Petrochemical Co. .......... 566,114 1,918,954
SAL Saudi Logistics Services ................. 77,490 3,577,215
Saudi Arabian Mining Co.
(b)
.................. 1,713,440 25,879,270
Saudi Arabian Oil Co.
(d)
..................... 7,995,827 56,412,395
Saudi Awwal Bank ........................ 1,265,401 11,433,566
Saudi Basic Industries Corp. ................. 1,148,719 15,211,661
Saudi Cement Co. ........................ 124,018 939,970
Saudi Chemical Co. Holding ................. 1,111,761 2,399,260
Saudi Energy Co. ........................ 1,197,262 5,417,246
Saudi Ground Services Co. .................. 229,963 1,658,134
Saudi Industrial Investment Group ............. 379,537 1,207,687
Saudi Investment Bank (The) ................. 534,765 1,980,581
Saudi Kayan Petrochemical Co.
(b)
.............. 1,080,207 1,438,167
Saudi National Bank (The) ................... 4,015,471 42,019,541
Saudi Real Estate Co.
(b)
.................... 332,700 1,412,126
Saudi Research & Media Group
(b)
.............. 54,029 854,387
Saudi Tadawul Group Holding Co. ............. 80,593 2,545,155
Saudi Telecom Co. ........................ 2,726,269 31,317,067
Saudia Dairy & Foodstuff Co. ................. 36,773 1,992,862
Savola Group (The) ....................... 213,633 1,483,527
Seera Group Holding
(b)
..................... 384,024 2,078,876
Southern Province Cement Co. ............... 97,807 483,891
United Electronics Co. ..................... 113,544 2,003,429
United International Transportation Co. .......... 211,914 1,568,688
Yamama Cement Co. ...................... 246,144 1,483,222
Yanbu Cement Co. ........................ 183,500 729,993
Yanbu National Petrochemical Co. ............. 378,846 3,100,109
473,158,620
a
Singapore  —  1 .1%
AEM Holdings Ltd. ........................ 267,000 1,717,598
Bitdeer Technologies Group , Class A
(b)
.......... 145,948 1,535,373
CapitaLand Ascendas REIT .................. 4,768,768 9,551,732
CapitaLand Ascott Trust .................... 4,688,865 3,307,941
CapitaLand China Trust .................... 3,095,841 1,593,243
CapitaLand Integrated Commercial Trust ......... 7,548,367 14,649,388
CapitaLand Investment Ltd. .................. 3,156,900 6,542,190
CDL Hospitality Trusts ..................... 2,640,681 1,637,300
City Developments Ltd. ..................... 797,400 4,876,843
ComfortDelGro Corp. Ltd.
(a)
.................. 2,486,000 2,598,518
DBS Group Holdings Ltd. ................... 2,821,500 162,791,234
ESR-REIT ............................. 1,529,924 3,125,790
First Resources Ltd. ....................... 874,400 2,311,370
Frasers Centrepoint Trust ................... 2,344,346 4,147,168
Frasers Logistics & Commercial Trust ........... 3,367,113 2,599,138
Genting Singapore Ltd.
(a)
.................... 6,549,700 3,241,777
Golden Agri-Resources Ltd. .................. 10,612,000 2,358,314
Grab Holdings Ltd. , Class A
(a) (b)
............... 3,390,800 11,867,800
Hafnia Ltd. ............................. 490,283 3,763,449
Hutchison Port Holdings Trust ................ 9,199,700 1,775,542
iFAST Corp. Ltd.
(a)
........................ 448,000 3,174,609
Keppel DC REIT ......................... 2,545,113 4,425,814
Keppel Infrastructure Trust .................. 10,445,436 4,438,974
Keppel Ltd. ............................. 1,902,600 16,992,039
Keppel REIT ............................ 4,726,956 3,390,884
Mapletree Industrial Trust
(a)
.................. 2,668,960 4,016,278
Mapletree Logistics Trust
(a)
.................. 4,443,056 4,292,199
Mapletree Pan Asia Commercial Trust ........... 2,616,493 2,713,433
NETLINK NBN TRUST ..................... 6,535,500 5,142,593
Oversea-Chinese Banking Corp. Ltd. ........... 4,507,050 102,369,631
Parkway Life REIT ........................ 1,097,700 3,612,066
Raffles Medical Group Ltd. .................. 1,560,000 1,070,451
SATS Ltd. .............................. 2,010,997 7,414,366
Sea Ltd. , ADR
(b)
.......................... 521,420 55,656,371
Security Shares Value
a
Singapore (continued)
Seatrium Ltd. ........................... 2,953,689 $ 4,948,295
Sembcorp Industries Ltd.
(a)
.................. 1,212,600 5,215,495
Sheng Siong Group Ltd. .................... 1,708,300 4,446,014
SIA Engineering Co. Ltd.
(a)
................... 831,300 2,010,085
Singapore Airlines Ltd. ..................... 1,922,500 11,532,695
Singapore Exchange Ltd. ................... 1,022,900 19,500,760
Singapore Post Ltd.
(a)
...................... 2,653,000 703,357
Singapore Technologies Engineering Ltd. ......... 2,342,700 18,408,436
Singapore Telecommunications Ltd. ............ 10,425,800 36,072,196
Starhill Global REIT ....................... 4,920,300 2,129,770
StarHub Ltd.
(a)
........................... 836,100 716,578
Suntec REIT ............................ 2,833,300 3,269,133
UMS Integration Ltd. ...................... 446,600 792,997
United Overseas Bank Ltd. .................. 1,612,000 54,516,344
UOL Group Ltd. .......................... 501,800 3,872,052
Venture Corp. Ltd.
(a)
....................... 243,800 3,037,695
Wilmar International Ltd. .................... 1,754,900 5,366,661
Yangzijiang Financial Holding Ltd.
(a) (b)
........... 3,841,300 629,679
Yangzijiang Maritime Development Ltd.
(a)
......... 3,841,300 1,752,090
Yangzijiang Shipbuilding Holdings Ltd. ........... 3,538,000 10,799,794
Yanlord Land Group Ltd. .................... 925,900 494,602
654,916,144
a
South Africa  —  1 .0%
Absa Group Ltd. ......................... 1,158,006 15,960,638
AECI Ltd. .............................. 241,092 1,824,105
African Rainbow Minerals Ltd. ................ 240,192 2,461,927
Anglogold Ashanti PLC ..................... 695,123 52,567,164
Aspen Pharmacare Holdings Ltd. .............. 495,387 4,470,739
AVI Ltd. ............................... 517,925 2,821,412
Bid Corp. Ltd. ........................... 470,052 12,882,206
Bidvest Group Ltd. ........................ 393,269 5,900,670
Capitec Bank Holdings Ltd. .................. 122,356 34,936,916
Clicks Group Ltd. ......................... 340,748 4,548,600
Coronation Fund Managers Ltd. ............... 234,318 602,042
Dis-Chem Pharmacies Ltd.
(a) (d)
................ 485,815 883,046
Discovery Ltd. ........................... 742,555 11,782,899
Exxaro Resources Ltd. ..................... 342,827 4,227,741
FirstRand Ltd. ........................... 7,028,899 42,036,829
Foschini Group Ltd. ....................... 504,701 1,736,715
Gold Fields Ltd. .......................... 1,241,043 40,076,921
Grindrod Ltd. ............................ 340,000 549,920
Growthpoint Properties Ltd. .................. 4,575,270 4,896,165
Harmony Gold Mining Co. Ltd. ................ 787,449 12,424,471
Impala Platinum Holdings Ltd. ................ 1,233,718 13,455,166
Investec Ltd. ............................ 479,843 4,166,070
JSE Ltd. ............................... 192,033 1,751,645
Life Healthcare Group Holdings Ltd. ............ 1,978,936 1,351,133
Momentum Group Ltd. ..................... 1,814,057 4,516,690
Motus Holdings Ltd. ....................... 326,473 2,078,938
Mr Price Group Ltd. ....................... 379,965 3,911,366
MTN Group Ltd. .......................... 2,368,807 29,366,259
Naspers Ltd. , Class N ...................... 1,062,768 55,840,623
Nedbank Group Ltd. ....................... 560,547 9,487,863
NEPI Rockcastle N.V.
(b)
..................... 716,989 6,599,799
Netcare Ltd. ............................ 1,812,141 2,075,864
Ninety One Ltd. .......................... 267,376 734,729
Northam Platinum Holdings Ltd. ............... 484,158 6,932,620
Old Mutual Ltd. .......................... 6,127,928 4,955,383
OUTsurance Group Ltd. .................... 1,307,661 6,545,290
Pepkor Holdings Ltd.
(d)
..................... 4,676,572 6,019,220
Pick n Pay Stores Ltd.
(a) (b)
................... 1,181,713 1,359,725
Redefine Properties Ltd. .................... 10,637,886 4,204,609
Reinet Investments SCA .................... 214,825 5,838,585
Remgro Ltd. ............................ 596,135 7,014,160

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
98
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
South Africa (continued)
Resilient REIT Ltd. ........................ 569,230 $ 2,869,837
Reunert Ltd. ............................ 350,150 1,237,937
Sanlam Ltd. ............................ 2,394,790 12,738,391
Sappi Ltd.
(b)
............................. 886,000 637,099
Sasol Ltd.
(b)
............................. 840,603 9,961,487
Shoprite Holdings Ltd. ..................... 668,996 11,635,826
Sibanye Stillwater Ltd. ..................... 3,800,472 8,213,631
SPAR Group Ltd. (The)
(a) (b)
.................. 284,276 843,300
Standard Bank Group Ltd. ................... 1,826,765 36,374,579
Telkom SA SOC Ltd. ....................... 648,814 2,143,830
Thungela Resources Ltd. ................... 241,482 1,479,185
Tiger Brands Ltd. ......................... 231,112 3,871,521
Truworths International Ltd. .................. 675,846 2,176,627
Valterra Platinum Ltd. ...................... 366,861 27,470,787
Vodacom Group Ltd. ...................... 802,338 7,772,183
Vukile Property Fund Ltd. ................... 1,791,729 2,741,631
Wilson Bayly Holmes-Ovcon Ltd.
(a)
............. 62,512 597,509
Woolworths Holdings Ltd. ................... 1,156,132 3,288,487
571,850,710
a
South Korea  —  5 .7%
ABLBio, Inc.
(b)
........................... 56,753 2,630,710
Alteogen, Inc.
(a) (b)
......................... 54,884 11,763,307
Amorepacific Corp.
(a)
...................... 38,410 3,463,617
Amorepacific Holdings Corp. ................. 38,545 684,453
APR Corp.
(a)
............................ 34,762 7,714,898
Asiana Airlines, Inc.
(b)
...................... 56,186 271,512
BGF retail Co. Ltd. ........................ 10,488 909,019
BHI Co. Ltd.
(b)
........................... 20,955 584,508
BNK Financial Group, Inc. ................... 309,016 3,238,726
Caregen Co. Ltd. ......................... 3,937 151,412
Celltrion Pharm, Inc. ....................... 29,939 838,194
Celltrion, Inc.
(b)
.......................... 218,065 28,102,468
Chabiotech Co. Ltd.
(a) (b)
..................... 173,116 1,009,750
Cheil Worldwide, Inc.
(a)
..................... 104,420 1,379,229
CJ CGV Co. Ltd.
(b)
........................ 145,150 546,414
CJ CheilJedang Corp. ...................... 9,404 1,250,333
CJ Corp. .............................. 19,239 1,725,622
CJ ENM Co. Ltd.
(b)
........................ 12,240 267,837
CJ Logistics Corp.
(a)
....................... 12,220 631,117
Classys, Inc. ............................ 66,660 1,909,063
Cosmax, Inc. ............................ 14,847 1,906,626
CosmoAM&T Co. Ltd.
(a) (b)
................... 51,371 1,147,613
Coway Co. Ltd. .......................... 70,911 4,492,489
CS Wind Corp.
(b)
......................... 42,844 1,115,290
D&D PharmaTech, Inc.
(a) (b)
................... 12,428 435,069
Daeduck Electronics Co. Ltd. ................. 44,125 2,890,208
Daejoo Electronic Materials Co. Ltd.
(a)
........... 25,021 1,226,056
Daesang Corp. .......................... 39,383 486,236
Daewoo Engineering & Construction Co. Ltd.
(b)
..... 286,337 2,456,923
Daewoong Pharmaceutical Co. Ltd.
(a)
........... 8,311 659,587
D'Alba Global Co. Ltd.
(a)
.................... 948 144,761
DB HiTek Co. Ltd.
(a)
....................... 46,516 2,641,367
DB Insurance Co. Ltd. ..................... 61,804 6,692,730
DL E&C Co. Ltd. ......................... 46,589 1,863,266
DL Holdings Co. Ltd.
(a) (b)
.................... 15,408 459,612
DN Automotive Corp. ...................... 5,508 153,060
Dongjin Semichem Co. Ltd. .................. 78,068 2,082,863
Doosan Bobcat, Inc. ....................... 80,705 3,322,349
Doosan Co. Ltd. ......................... 10,692 8,442,257
Doosan Enerbility Co. Ltd.
(b)
.................. 615,861 28,224,186
Doosan Fuel Cell Co. Ltd.
(b)
.................. 67,079 1,143,296
Doosan Robotics, Inc.
(b)
.................... 19,348 827,305
DoubleUGames Co. Ltd.
(b)
................... 19,485 815,669
Ecopro BM Co. Ltd.
(a)
...................... 71,829 5,130,867
Security Shares Value
a
South Korea (continued)
Ecopro Co. Ltd.
(a) (b)
........................ 139,626 $ 7,643,570
Ecopro Materials Co. Ltd.
(a) (b)
................. 38,067 845,700
E-MART, Inc. ............................ 22,933 1,262,258
Enchem Co. Ltd.
(a) (b)
....................... 30,582 374,967
Eo Technics Co. Ltd. ...................... 14,733 2,987,396
Eugene Technology Co. Ltd. ................. 11,967 902,816
F&F Co. Ltd.
(a)
........................... 23,805 1,336,370
Fadu, Inc.
(b)
............................. 32,770 1,412,648
Foosung Co. Ltd.
(b)
........................ 21,049 129,431
GC Biopharma Corp.
(a)
..................... 11,584 934,922
GS Engineering & Construction Corp.
(a)
.......... 102,874 1,635,275
GS Holdings Corp. ........................ 68,945 4,265,551
GS Retail Co. Ltd.
(a)
....................... 64,170 1,099,682
Hana Financial Group, Inc. .................. 375,072 32,420,853
Hana Micron, Inc.
(b)
....................... 96,688 1,943,168
Hanall Biopharma Co. Ltd.
(a) (b)
................ 54,855 1,632,906
Hanjin Kal Corp. ......................... 35,796 2,735,297
Hankook Tire & Technology Co. Ltd. ............ 110,866 5,164,747
Hanmi Pharm Co. Ltd. ..................... 9,784 2,255,446
Hanmi Semiconductor Co. Ltd. ................ 58,317 8,430,267
Hanon Systems
(b)
......................... 414,567 939,060
Hansol Chemical Co. Ltd. ................... 13,709 1,949,281
Hanssem Co. Ltd.
(a) (b)
...................... 12,601 341,892
Hanwha Aerospace Co. Ltd. ................. 45,857 29,439,620
Hanwha Corp. ........................... 35,013 2,141,140
Hanwha Engine
(b)
......................... 85,182 2,285,943
Hanwha Life Insurance Co. Ltd.
(a) (b)
............. 611,132 1,848,080
Hanwha Ocean Co. Ltd.
(b)
................... 185,008 10,952,504
Hanwha Solutions Corp.
(a) (b)
.................. 186,688 3,286,004
Hanwha Systems Co. Ltd.
(a)
.................. 113,911 4,988,870
Hanwha Vision Co. Ltd.
(a) (b)
.................. 51,264 1,456,263
HD Construction Equipment Co. Ltd. ............ 43,579 3,717,752
HD Hyundai Co. Ltd. ...................... 61,213 8,405,432
HD Hyundai Electric Co. Ltd. ................. 33,186 15,346,169
HD Hyundai Energy Solutions Co. Ltd.
(a) (b)
........ 2,408 187,049
HD Hyundai Heavy Industries Co. Ltd.
(a)
......... 45,684 15,295,722
HD Hyundai Marine Solution Co. Ltd. ........... 20,889 2,652,954
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 57,947 15,388,397
HD-Hyundai Marine Engine
(b)
................. 18,454 626,391
HJ Shipbuilding & Construction Co. Ltd.
(b)
........ 10,964 119,505
HL Mando Co. Ltd.
(a)
....................... 58,013 1,782,494
HLB Co. Ltd.
(a) (b)
.......................... 167,735 3,568,547
HMM Co. Ltd. ........................... 341,385 4,974,376
Hotel Shilla Co. Ltd.
(b)
...................... 43,705 1,319,951
HPSP Co. Ltd.
(a)
......................... 92,920 2,189,467
HS Hyosung Advanced Materials Corp.
(a)
......... 6,102 681,357
Hugel, Inc.
(b)
............................ 9,061 1,461,324
HYBE Co. Ltd.
(a) (b)
........................ 29,423 3,444,290
Hyosung Corp.
(a)
......................... 9,684 963,050
Hyosung Heavy Industries Corp. .............. 7,565 12,294,803
Hyosung TNC Corp. ....................... 3,715 790,983
Hyundai Department Store Co. Ltd. ............. 21,210 1,732,578
Hyundai Elevator Co. Ltd. ................... 47,500 2,222,968
Hyundai Engineering & Construction Co. Ltd. ...... 104,028 6,740,445
Hyundai GF Holdings ...................... 13,554 109,823
Hyundai Glovis Co. Ltd. .................... 48,605 6,665,952
Hyundai Marine & Fire Insurance Co. Ltd.
(a) (b)
...... 106,082 2,821,747
Hyundai Mobis Co. Ltd. ..................... 80,546 26,049,051
Hyundai Motor Co. ........................ 183,361 48,582,761
Hyundai Rotem Co. Ltd. .................... 102,515 9,526,698
Hyundai Steel Co. ........................ 111,431 2,023,604
Hyundai Wia Corp. ........................ 17,876 717,371
Iljin Electric Co. Ltd.
(a)
...................... 24,856 883,353
iM Financial Group Co. Ltd. .................. 254,211 2,980,656

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
99
Schedule of Investments
Security Shares Value
a
South Korea (continued)
Industrial Bank of Korea .................... 323,351 $ 4,635,869
IPARK Hyundai Development Co.
(a)
............. 74,069 1,019,683
ISC Co. Ltd. ............................ 19,028 1,676,685
ISU Specialty Chemical
(b)
................... 40,205 1,449,492
IsuPetasys Co. Ltd. ....................... 78,291 3,930,891
JB Financial Group Co. Ltd. .................. 155,605 2,837,944
Jusung Engineering Co. Ltd.
(a)
................ 45,666 3,768,641
JYP Entertainment Corp. .................... 49,351 1,485,549
Kakao Corp. ............................ 424,321 10,935,168
Kakao Games Corp.
(a) (b)
.................... 57,672 322,078
KakaoBank Corp. ........................ 212,273 3,255,842
Kangwon Land, Inc. ....................... 122,254 1,254,056
KB Financial Group, Inc. .................... 484,137 56,661,828
KCC Corp. ............................. 8,598 2,263,302
KEPCO Engineering & Construction Co., Inc.
(a)
..... 26,624 1,628,006
KEPCO Plant Service & Engineering Co. Ltd. ...... 40,096 1,250,880
Kia Corp. .............................. 317,119 28,591,520
KIWOOM Securities Co. Ltd. ................. 24,407 4,873,480
Koh Young Technology, Inc.
(a)
................. 90,000 1,676,196
Kolmar Korea Co. Ltd.
(b)
.................... 27,113 1,794,552
Kolon Industries, Inc. ...................... 24,923 821,539
KoMiCo Ltd. ............................ 4,703 186,029
Korea Aerospace Industries Ltd. ............... 103,403 9,206,430
Korea Electric Power Corp. .................. 337,008 8,098,422
Korea Gas Corp. ......................... 49,309 1,189,084
Korea Investment Holdings Co. Ltd. ............ 52,951 7,475,291
Korean Air Lines Co. Ltd. ................... 217,211 3,848,091
Korean Reinsurance Co. .................... 233,364 2,242,158
Krafton, Inc.
(b)
........................... 38,188 6,453,601
KT&G Corp. ............................ 134,632 16,753,388
Kum Yang Co. Ltd.
(a) (b) (c)
.................... 49,335 239,806
Kumho Petrochemical Co. Ltd.
(a)
............... 25,272 2,008,593
Kumho Tire Co., Inc.
(a) (b)
.................... 207,596 1,036,588
L&C Bio Co. Ltd.
(b)
........................ 10,267 369,429
L&F Co. Ltd.
(a) (b)
.......................... 40,974 2,063,890
Lake Materials Co. Ltd. ..................... 102,948 770,504
LEENO Industrial, Inc.
(a)
.................... 74,751 3,285,439
LG Chem Ltd. ........................... 64,794 11,476,177
LG Corp. .............................. 120,056 8,323,684
LG Display Co. Ltd.
(b)
...................... 360,233 2,266,372
LG Electronics, Inc. ....................... 145,920 16,174,027
LG Energy Solution Ltd.
(b)
................... 64,143 14,511,074
LG H&H Co. Ltd. ......................... 10,799 2,157,693
LG Innotek Co. Ltd.
(a)
...................... 19,553 6,753,372
LG Uplus Corp. .......................... 205,838 2,110,566
LIG Defense&Aerospace Co. Ltd. .............. 18,207 8,896,322
LigaChem Biosciences, Inc.
(a) (b)
............... 41,739 2,517,858
Lotte Chemical Corp. ...................... 24,367 949,955
Lotte Chilsung Beverage Co. Ltd.
(a)
............. 4,748 333,971
Lotte Energy Materials Corp.
(b)
................ 34,126 637,329
LOTTE Fine Chemical Co. Ltd. ................ 45,154 1,395,095
Lotte Shopping Co. Ltd. .................... 12,216 986,796
Lotte Wellfood Co. Ltd. ..................... 6,530 469,823
LS Corp. .............................. 26,101 4,710,390
LS Electric Co. Ltd.
(a)
...................... 105,654 13,303,527
Lunit, Inc.
(b)
............................. 127,392 815,376
LX INTERNATIONAL CORP. ................. 65,510 1,709,053
LX Semicon Co. Ltd.
(a)
..................... 16,941 402,425
Medytox, Inc.
(a)
.......................... 8,402 421,032
Meritz Financial Group, Inc.
(a) (b)
................ 111,948 9,606,527
Mezzion Pharma Co. Ltd.
(b)
.................. 10,518 428,780
Mirae Asset Securities Co. Ltd.
(a)
.............. 276,473 6,567,810
Misto Holdings Corp. ...................... 67,373 2,114,030
Naturecell Co. Ltd.
(a) (b)
...................... 99,646 1,517,561
Security Shares Value
a
South Korea (continued)
NAVER Corp. ........................... 191,920 $ 27,475,395
NC Corp.
(a)
............................. 20,948 3,405,878
Netmarble Corp.
(d)
........................ 33,862 904,798
Nexon Games Co. Ltd.
(a) (b)
................... 73,258 461,898
NH Investment & Securities Co. Ltd. ............ 234,103 4,585,267
NongShim Co. Ltd.
(a)
...................... 6,065 1,621,189
OCI Holdings Co. Ltd.
(a)
.................... 20,407 2,690,644
OliX Pharmaceuticals, Inc.
(b)
................. 15,593 1,022,923
Orion Corp. ............................. 31,861 2,921,912
Oscotec, Inc.
(b)
.......................... 71,702 1,501,448
Pan Ocean Co. Ltd. ....................... 354,924 1,344,772
Paradise Co. Ltd. ......................... 86,505 583,797
Pearl Abyss Corp.
(b)
....................... 55,148 1,284,221
Peptron, Inc.
(a) (b)
.......................... 32,697 2,898,789
PharmaResearch Co. Ltd.
(a)
.................. 10,546 2,477,263
Poongsan Corp. ......................... 31,668 1,591,771
Posco DX Co. Ltd. ........................ 79,150 1,050,890
POSCO Future M Co. Ltd.
(a)
.................. 45,353 4,303,693
POSCO Holdings, Inc. ..................... 94,954 20,502,720
Posco International Corp. ................... 70,632 2,575,119
PSK Holdings, Inc. ........................ 4,203 277,519
PSK, Inc.
(a)
............................. 24,463 2,154,383
Rainbow Robotics
(a) (b)
...................... 12,844 3,818,104
RFHIC Corp.
(b)
........................... 30,706 906,040
Robotis Co. Ltd.
(a) (b)
....................... 11,622 1,455,947
S-1 Corp. .............................. 20,485 1,014,516
Sam Chun Dang Pharm Co. Ltd. .............. 23,008 2,372,667
Samsung Biologics Co. Ltd.
(b) (d)
............... 15,930 16,389,393
Samsung C&T Corp. ...................... 113,759 26,501,595
Samsung E&A Co. Ltd. ..................... 206,237 6,104,997
Samsung Electro-Mechanics Co. Ltd.
(a)
.......... 77,659 59,342,872
Samsung Electronics Co. Ltd. ................ 6,431,050 1,119,355,049
Samsung Episholdings Co. Ltd.
(b)
.............. 9,987 2,593,154
Samsung Fire & Marine Insurance Co. Ltd. ....... 41,635 18,019,706
Samsung Heavy Industries Co. Ltd.
(b)
........... 933,923 13,885,649
Samsung Life Insurance Co. Ltd. .............. 108,712 22,788,237
Samsung SDI Co. Ltd.
(b)
.................... 82,526 22,503,304
Samsung SDS Co. Ltd. ..................... 51,344 7,237,848
Samsung Securities Co. Ltd. ................. 89,977 6,098,704
Samyang Foods Co. Ltd.
(a)
.................. 6,072 4,950,578
Sanil Electric Co. Ltd.
(a)
..................... 26,282 2,551,776
SD Biosensor, Inc.
(a) (b)
...................... 56,710 251,202
SeAH Besteel Holdings Corp.
(a)
............... 26,113 601,277
Seegene, Inc. ........................... 56,570 1,058,432
Seojin System Co. Ltd.
(a) (b)
................... 65,208 1,474,037
SFA Engineering Corp. ..................... 40,481 558,850
Shinhan Financial Group Co. Ltd. .............. 568,828 39,487,997
Shinsegae, Inc.
(a)
......................... 8,694 2,515,533
Shinsung Delta Tech Co. Ltd.
(a)
................ 29,142 589,138
Silicon2 Co. Ltd.
(a)
........................ 66,330 1,565,473
SIMMTECH Co. Ltd. ....................... 23,918 1,333,096
SK Biopharmaceuticals Co. Ltd.
(b)
.............. 50,536 2,776,613
SK Bioscience Co. Ltd.
(b)
.................... 42,401 995,042
SK Chemicals Co. Ltd.
(a)
.................... 20,766 565,938
SK Eternix Co. Ltd.
(a) (b)
..................... 16,607 515,220
SK hynix, Inc. ........................... 759,300 862,302,840
SK IE Technology Co. Ltd.
(a) (b) (d)
............... 41,732 384,866
SK Innovation Co. Ltd.
(b)
.................... 81,984 6,279,820
SK Networks Co. Ltd.
(a)
..................... 167,542 845,306
SK Square Co. Ltd.
(b)
...................... 127,089 87,388,040
SK Telecom Co. Ltd. ....................... 134,701 7,611,738
SK, Inc. ............................... 50,318 18,798,600
SKC Co. Ltd.
(a) (b)
......................... 40,779 2,002,131
SM Entertainment Co. Ltd. .................. 24,373 1,164,224

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
100
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
S-Oil Corp. ............................. 59,503 $ 5,328,856
Soulbrain Co. Ltd. ........................ 9,005 1,559,392
SPG Co. Ltd.
(a) (b)
......................... 25,744 1,672,939
Taesung Co. Ltd.
(b)
........................ 8,481 184,035
Taihan Cable & Solution Co. Ltd.
(b)
............. 113,469 1,805,494
TechWing, Inc.
(a)
......................... 51,378 1,451,268
Voronoi, Inc.
(b)
........................... 18,803 1,459,301
Wemade Co. Ltd.
(a)
........................ 38,354 431,264
WONIK IPS Co. Ltd.
(a)
...................... 42,425 2,783,892
Woori Financial Group, Inc. .................. 888,974 20,579,155
YG Entertainment, Inc.
(a)
.................... 26,345 701,366
Youngone Corp.
(a)
........................ 21,168 1,314,977
Youngone Holdings Co. Ltd.
(a)
................ 15,947 2,124,185
Yuhan Corp.
(a)
........................... 79,277 4,048,141
3,328,093,493
a
Spain  —  2 .2%
Acciona SA ............................. 36,189 9,953,603
Acerinox SA ............................ 251,048 5,054,967
ACS Actividades de Construccion y Servicios SA ... 251,253 32,027,434
Aena SME SA
(d)
.......................... 980,128 30,215,235
Almirall SA ............................. 141,224 1,812,678
Amadeus IT Group SA ..................... 591,143 36,483,557
Atresmedia Corp. de Medios de Comunicacion SA .. 287,060 1,721,656
Banco Bilbao Vizcaya Argentaria SA ............ 7,685,515 215,439,493
Banco de Sabadell SA ..................... 6,851,585 26,304,763
Banco Santander SA ...................... 19,694,938 280,106,714
Bankinter SA ............................ 932,198 17,147,705
CaixaBank SA ........................... 5,027,215 73,027,001
Cellnex Telecom SA
(b) (d)
..................... 654,597 20,334,437
CIE Automotive SA ........................ 120,738 3,687,247
Colonial SFL Socimi SA
(a)
................... 401,155 2,567,759
Construcciones y Auxiliar de Ferrocarriles SA ...... 48,093 3,803,277
Enagas SA ............................. 267,846 5,221,016
Ence Energia y Celulosa SA
(a) (b)
............... 277,571 824,233
Endesa SA ............................. 379,622 18,485,665
Ferrovial N.V. ........................... 678,459 44,443,144
Fluidra SA ............................. 148,782 3,308,359
Gestamp Automocion SA
(d)
.................. 202,590 683,822
Grenergy Renovables SA
(b)
.................. 8,795 933,188
Grifols SA .............................. 378,816 4,353,639
Iberdrola SA ............................ 8,470,812 201,212,145
Indra Sistemas SA
(a)
....................... 108,383 7,125,810
Industria de Diseno Textil SA ................. 1,468,505 95,839,927
International Consolidated Airlines Group SA , Class DI 1,480,160 8,646,293
Laboratorios Farmaceuticos Rovi SA ............ 31,745 2,143,288
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 942,286 1,391,682
Logista Integral SA ........................ 72,686 3,100,901
Mapfre SA ............................. 1,111,796 5,685,068
Melia Hotels International SA ................. 201,925 2,409,106
Merlin Properties Socimi SA ................. 468,683 8,145,767
Naturgy Energy Group SA ................... 566,318 18,892,285
Neinor Homes SA
(b) (d)
...................... 116,853 2,139,982
Pharma Mar SA
(b)
......................... 22,806 2,079,711
Prosegur Cia de Seguridad SA ................ 370,157 1,289,085
Redeia Corp. SA ......................... 286,554 5,053,963
Repsol SA ............................. 1,496,944 45,688,267
Sacyr SA .............................. 1,080,917 5,875,975
Solaria Energia y Medio Ambiente SA
(b)
.......... 116,597 2,256,300
Tecnicas Reunidas SA
(b)
.................... 88,334 2,876,052
Telefonica SA ........................... 4,737,519 19,559,747
Unicaja Banco SA
(d)
....................... 1,815,236 6,980,034
Vidrala SA ............................. 17,700 1,790,190
Security Shares Value
a
Spain (continued)
Viscofan SA ............................ 59,645 $ 3,952,092
1,292,074,262
a
Sweden  —  2 .4%
AAK AB
(a)
.............................. 232,937 5,026,375
AddLife AB , Class B ....................... 187,297 3,183,745
AddTech AB , Class B ...................... 357,139 12,994,903
AFRY AB .............................. 157,320 1,700,588
Alfa Laval AB ........................... 395,321 23,394,330
Alimak Group AB
(d)
........................ 200,182 2,688,093
Alleima AB ............................. 314,109 3,733,076
Altra Fastigheter AB ....................... 353,897 2,897,457
Arjo AB , Class B ......................... 443,907 1,262,664
Asker Healthcare Group AB
(a)
................. 339,454 2,888,335
Asmodee Group AB , Class B
(b)
................ 264,190 4,122,875
Assa Abloy AB , Class B .................... 1,402,134 52,027,246
Atlas Copco AB , Class A .................... 3,550,044 75,011,786
Atlas Copco AB , Class B .................... 1,929,410 35,650,763
Attendo AB
(d)
............................ 214,463 2,466,715
Avanza Bank Holding AB ................... 174,921 7,178,066
Axfood AB ............................. 140,414 3,583,560
Beijer Ref AB , Class B ..................... 533,927 7,534,939
Betsson AB , Class B ...................... 233,116 2,253,140
Bilia AB , Class A ......................... 131,911 2,136,965
Billerud AB ............................. 368,231 2,936,183
BioArctic AB , Class B
(a) (d)
.................... 84,748 2,893,585
BioGaia AB , Class B ....................... 205,894 2,500,904
Boliden AB ............................. 386,294 19,437,374
BoneSupport Holding AB
(a) (b) (d)
................ 105,637 2,446,163
Bravida Holding AB
(d)
...................... 342,368 4,717,420
Bufab AB .............................. 271,135 3,830,376
Bure Equity AB
(a)
......................... 81,869 2,240,833
Camurus AB
(a) (b)
.......................... 58,832 3,837,975
Castellum AB ........................... 421,536 5,916,385
Catena AB ............................. 96,348 4,002,701
Clas Ohlson AB , Class B .................... 74,597 3,286,621
Cloetta AB , Class B ....................... 539,566 3,240,070
Corem Property Group AB , Class B ............ 1,258,881 334,881
Dios Fastigheter AB ....................... 186,237 1,287,158
Dometic Group AB
(b) (d)
...................... 451,861 1,128,757
Dynavox Group AB ....................... 36,888 278,252
Electrolux AB , Class B
(b)
.................... 1,061,433 3,107,693
Electrolux Professional AB , Class B ............ 487,845 2,432,036
Elekta AB , Class B ........................ 549,967 2,797,899
Embracer Group AB , Class B
(a) (b)
.............. 208,837 1,480,719
Epiroc AB , Class A ........................ 851,597 21,832,074
Epiroc AB , Class B ........................ 536,860 11,770,970
EQT AB ............................... 623,158 21,166,034
Essity AB , Class B ........................ 794,484 23,080,308
Evolution AB
(b) (d)
.......................... 161,271 12,308,409
Fabege AB ............................. 371,851 2,916,327
Fastighets AB Balder , Class B
(b)
............... 885,608 4,847,135
Getinge AB , Class B ....................... 298,901 7,450,213
Granges AB ............................ 144,325 2,718,075
H & M Hennes & Mauritz AB , Class B ........... 588,443 10,776,592
Hemnet Group AB ........................ 132,851 1,172,910
Hexagon AB , Class B ...................... 2,733,436 26,980,565
Hexpol AB ............................. 390,879 3,638,289
HMS Networks AB ........................ 65,805 3,408,311
Holmen AB , Class B ....................... 103,614 3,513,868
Hufvudstaden AB , Class A ................... 170,344 2,169,194
Husqvarna AB , Class B ..................... 704,849 2,881,278
Industrivarden AB , Class A .................. 166,910 9,624,539
Industrivarden AB , Class C .................. 205,322 11,749,301
Indutrade AB ............................ 380,724 9,558,867

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
101
Schedule of Investments
Security Shares Value
a
Sweden (continued)
Instalco AB ............................. 412,245 $ 1,620,586
Intrum AB
(b)
............................. 1,562,637 525,962
Investment AB Latour , Class B ................ 175,920 3,711,218
Investor AB , Class B ....................... 2,393,089 103,376,324
Invisio AB .............................. 78,487 1,714,895
JM AB
(a)
............................... 150,490 1,947,334
Kinnevik AB , Class B
(b)
..................... 460,476 2,540,933
L E Lundbergforetagen AB , Class B ............ 56,010 3,364,257
Lagercrantz Group AB , Class B ............... 269,974 6,348,347
Lifco AB , Class B ......................... 309,822 10,551,941
Lindab International AB ..................... 166,767 2,173,464
Loomis AB , Class B ....................... 99,425 5,486,718
Medicover AB , Class B ..................... 162,154 3,842,830
Mildef Group AB ......................... 28,736 653,653
Millicom International Cellular SA
(b)
............. 150,533 14,372,891
MIPS AB
(a)
............................. 47,092 2,082,081
Modern Times Group MTG AB , Class B
(b)
......... 136,345 1,870,015
Munters Group AB
(d)
....................... 200,666 3,571,912
Mycronic AB ............................ 243,996 8,062,115
NCAB Group AB ......................... 123,354 891,260
NCC AB , Class B ......................... 163,652 2,921,253
New Wave Group AB , Class B ................ 217,133 2,154,291
Nibe Industrier AB , Class B .................. 2,116,834 8,485,399
NOBA Bank Group AB ..................... 134,976 1,181,537
Nolato AB , Class B ........................ 391,817 2,007,307
Nordea Bank Abp ........................ 4,220,976 85,192,588
Nordnet AB publ ......................... 195,117 7,474,770
Norion Bank AB
(b)
......................... 68,007 418,037
Octave Intelligence PLC
(b)
................... 283,218 5,077,116
Pandox AB , Class B ....................... 213,737 3,974,576
Paradox Interactive AB ..................... 52,148 765,900
Peab AB , Class B ........................ 258,359 2,559,166
Platzer Fastigheter Holding AB , Class B ......... 141,789 1,096,578
Plejd AB
(b)
.............................. 1,494 134,853
Ratos AB , Class B ........................ 411,378 1,555,026
Saab AB , Class B ........................ 442,764 27,822,302
Sagax AB , Class B ........................ 279,632 4,915,486
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 2,814,658 970,097
Sandvik AB ............................. 1,435,888 53,694,644
Scandic Hotels Group AB
(d)
.................. 341,647 3,040,000
Sectra AB , Class B ........................ 206,992 5,809,958
Securitas AB , Class B ...................... 641,913 10,311,920
Sinch AB
(b) (d)
............................ 871,483 3,685,726
Sivers Semiconductors AB
(a) (b)
................ 318,303 1,038,280
Skandinaviska Enskilda Banken AB , Class A ...... 1,990,114 46,633,346
Skanska AB , Class B ...................... 428,044 12,011,019
SKF AB , Class B ......................... 406,982 11,015,880
Spotify Technology SA
(b)
.................... 203,387 101,681,297
SSAB AB , Class A ........................ 233,980 2,463,308
SSAB AB , Class B ........................ 893,571 9,411,841
Storskogen Group AB , Class B ................ 2,061,701 2,311,438
Svenska Cellulosa AB SCA , Class B ............ 783,385 8,906,421
Svenska Handelsbanken AB , Class A ........... 1,917,655 29,322,015
Sweco AB , Class B ....................... 262,120 3,700,552
Swedbank AB , Class A ..................... 1,135,958 45,438,273
Swedish Orphan Biovitrum AB
(b)
............... 259,658 12,867,670
Tele2 AB , Class B ........................ 766,688 13,282,166
Telefonaktiebolaget LM Ericsson , Class B ........ 3,719,197 36,584,571
Telia Co. AB ............................ 3,031,514 14,048,656
Thule Group AB
(d)
......................... 178,164 4,101,372
Trelleborg AB , Class B ..................... 271,896 12,086,875
Verisure PLC
(b)
.......................... 343,175 4,267,214
Vitec Software Group AB , Class B ............. 66,294 1,604,043
Vitrolife AB ............................. 108,123 977,530
Security Shares Value
a
Sweden (continued)
Volvo AB , Class B ........................ 2,103,078 $ 80,446,371
Wallenstam AB , Class B .................... 671,660 2,916,304
Wihlborgs Fastigheter AB ................... 412,429 3,354,352
1,393,860,925
a
Switzerland  —  5 .3%
ABB Ltd. , Registered ...................... 2,139,098 211,041,053
Accelleron Industries AG .................... 142,474 12,899,094
Adecco Group AG , Registered ................ 219,513 6,135,660
Alcon AG .............................. 676,160 46,438,138
Allreal Holding AG , Registered ................ 21,518 5,628,877
ALSO Holding AG , Registered ................ 9,678 2,315,518
ams-OSRAM AG
(a) (b)
....................... 146,564 2,911,859
Aryzta AG
(a) (b)
........................... 51,965 3,413,934
Autoneum Holding AG ..................... 5,669 917,331
Avolta AG
(b)
............................. 118,433 7,110,040
Bachem Holding AG , Class B
(a)
............... 49,758 4,625,508
Banque Cantonale Vaudoise , Registered ......... 44,205 6,944,196
Barry Callebaut AG , Registered ............... 4,637 6,460,373
Basilea Pharmaceutica Ag Allschwil , Registered
(b)
... 29,738 1,910,690
Belimo Holding AG , Registered ............... 14,173 14,779,502
BKW AG .............................. 32,659 5,395,329
Bossard Holding AG , Class A, Registered ........ 8,713 2,441,166
Bucher Industries AG , Registered .............. 7,462 2,931,759
Burckhardt Compression Holding AG ........... 6,295 3,773,353
Bystronic AG ............................ 1,498 258,476
Cembra Money Bank AG .................... 44,455 4,942,475
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 1,351 15,593,332
Chocoladefabriken Lindt & Spruengli AG , Registered . 134 15,778,582
Cie Financiere Richemont SA , Class A, Registered .. 737,777 174,367,494
Clariant AG , Registered
(b)
................... 265,522 3,017,229
Comet Holding AG , Registered ................ 12,192 4,946,798
Cosmo N.V. ............................ 15,934 1,185,169
Daetwyler Holding AG , Bearer ................ 10,870 1,849,670
DKSH Holding AG ........................ 47,067 3,907,299
dormakaba Holding AG ..................... 51,912 3,740,541
EFG International AG
(b)
..................... 227,779 4,531,909
Emmi AG , Registered ...................... 3,776 4,056,023
EMS-Chemie Holding AG , Registered ........... 7,811 7,909,717
Flughafen Zurich AG , Registered .............. 24,847 7,303,828
Forbo Holding AG , Registered ................ 1,609 1,823,394
Galderma Group AG
(b)
..................... 255,602 55,621,885
Galenica AG
(d)
........................... 67,832 7,205,904
Geberit AG , Registered ..................... 46,164 30,417,478
Georg Fischer AG , Registered ................ 109,299 7,008,309
Givaudan SA , Registered ................... 12,739 50,915,921
Helvetia Baloise Holding AG ................. 111,645 29,939,768
Holcim AG
(b)
............................ 697,754 63,372,894
Huber + Suhner AG , Registered ............... 22,031 5,193,060
Idorsia Ltd.
(b)
............................ 187,592 1,421,212
Implenia AG , Registered .................... 35,099 2,784,915
Inficon Holding AG , Registered ................ 28,145 5,678,160
Interroll Holding AG , Registered ............... 976 1,636,566
Julius Baer Group Ltd. ..................... 280,818 24,689,679
Kardex Holding AG , Registered ............... 12,020 3,537,325
Kuehne + Nagel International AG , Registered ...... 57,004 14,516,733
Kuros Biosciences AG , Registered
(a) (b)
........... 4,348 122,531
Landis+Gyr Group AG
(b)
.................... 47,223 2,675,100
Logitech International SA , Registered ........... 208,525 21,296,717
Lonza Group AG , Registered ................. 96,298 67,117,567
Mobilezone Holding AG , Registered ............ 95,872 1,697,755
Mobimo Holding AG , Registered ............... 12,993 5,620,655
Nestle SA , Registered ..................... 3,524,657 352,292,917
Novartis AG , Registered .................... 2,521,917 394,407,023

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
102
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Switzerland (continued)
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 327,730 $ 1,933,307
Partners Group Holding AG .................. 30,300 25,255,915
PSP Swiss Property AG , Registered ............ 62,580 11,290,425
R&S Group Holding AG
(b)
................... 11,308 292,967
Roche Holding AG , Bearer .................. 39,750 17,621,000
Roche Holding AG , NVS .................... 962,572 420,732,883
Sandoz Group AG ........................ 576,397 46,986,636
Schindler Holding AG , Participation Certificates , NVS 57,179 17,998,807
Schindler Holding AG , Registered .............. 30,128 9,215,366
Sensirion Holding AG
(b) (d)
.................... 15,377 1,395,978
SFS Group AG .......................... 23,686 3,877,621
SGS SA , Registered ....................... 229,359 27,178,209
Siegfried Holding AG , Registered
(b)
............. 55,042 5,164,448
SIG Group AG
(b)
.......................... 377,152 6,853,431
Sika AG , Registered ....................... 207,941 46,784,769
Softwareone Holding AG
(b)
................... 279,588 3,039,865
Sonova Holding AG , Registered ............... 68,930 18,780,244
Stadler Rail AG .......................... 71,914 2,183,752
Straumann Holding AG , Registered ............. 151,910 18,812,565
Sulzer AG , Registered ..................... 32,132 5,835,535
Sunrise Communications AG , Class A
(a) (b)
......... 89,317 4,717,346
Swatch Group AG (The) , Bearer ............... 36,743 8,214,870
Swiss Life Holding AG , Registered ............. 40,168 47,398,157
Swiss Prime Site AG , Registered .............. 117,014 19,084,992
Swiss Re AG ............................ 405,095 67,413,894
Swisscom AG , Registered ................... 35,095 26,968,599
Swissquote Group Holding SA , Registered ........ 165,380 8,616,199
Tecan Group AG , Registered ................. 18,240 4,215,228
Temenos AG , Registered
(a)
.................. 73,340 6,100,760
UBS Group AG , Registered .................. 4,359,636 230,440,034
Valiant Holding AG , Registered ............... 26,665 5,211,293
VAT Group AG
(d)
......................... 37,410 28,000,557
Vontobel Holding AG , Registered .............. 49,749 5,323,756
Ypsomed Holding AG , Registered
(a)
............. 8,064 3,848,491
Zurich Insurance Group AG .................. 205,646 156,646,339
3,065,889,628
a
Taiwan  —  8 .3%
Ability Opto-Electronics Technology Co. Ltd.
(b)
...... 22,000 115,753
ABLEPRINT TECHNOLOGY CO. LTD. .......... 5,000 509,333
AcBel Polytech, Inc. ....................... 1,457,000 1,881,445
Accton Technology Corp. ................... 698,000 45,242,223
Acer, Inc. .............................. 3,433,148 3,042,143
Acter Group Corp. Ltd. ..................... 158,000 4,445,802
ADATA Technology Co. Ltd. .................. 419,784 5,027,726
Advanced Echem Materials Co. Ltd. ............ 144,450 3,167,340
Advanced Energy Solution Holding Co. Ltd. ....... 60,000 1,678,873
Advanced Wireless Semiconductor Co. .......... 416,631 1,386,746
Advantech Co. Ltd. ....................... 635,756 10,829,265
Airoha Technology Corp. .................... 73,000 1,150,434
Airtac International Group ................... 181,185 7,338,098
Alchip Technologies Ltd. .................... 107,000 9,875,433
All Ring Tech Co. Ltd. ...................... 90,000 2,496,979
Allis Electric Co. Ltd. ...................... 430,377 1,288,546
Ambassador Hotel (The) .................... 94,000 138,817
AP Memory Technology Corp. ................ 166,000 3,331,225
Ardentec Corp. .......................... 681,000 3,662,156
ASE Technology Holding Co. Ltd. .............. 4,600,958 78,513,021
Asia Cement Corp. ........................ 2,363,329 2,408,342
Asia Optical Co., Inc. ...................... 464,000 1,814,825
Asia Vital Components Co. Ltd. ............... 450,709 31,697,382
ASMedia Technology, Inc. ................... 59,000 2,369,865
ASPEED Technology, Inc. ................... 46,860 20,465,893
Asustek Computer, Inc. ..................... 957,000 23,745,569
AUO Corp. ............................. 8,321,400 6,093,234
Security Shares Value
a
Taiwan (continued)
AURAS Technology Co. Ltd. ................. 121,000 $ 3,304,559
BES Engineering Corp.
(b)
.................... 3,987,358 1,452,784
Bizlink Holding, Inc. ....................... 248,145 15,799,194
Bora Pharmaceuticals Co. Ltd. ................ 167,180 1,979,046
Brighton-Best International Taiwan, Inc. .......... 950,000 1,084,373
C Sun Manufacturing Ltd. ................... 80,000 1,164,155
Caliway Biopharmaceuticals Co. Ltd.
(b)
.......... 1,414,000 4,479,383
Capital Securities Corp.
(b)
................... 2,992,450 3,131,924
Catcher Technology Co. Ltd. ................. 674,000 3,786,434
Cathay Financial Holding Co. Ltd. .............. 13,033,254 40,563,141
Center Laboratories, Inc. .................... 973,485 1,135,534
Century Iron & Steel Industrial Co. Ltd. .......... 298,000 956,774
Chailease Holding Co. Ltd. .................. 1,796,491 6,167,252
Chang Hwa Commercial Bank Ltd. ............. 6,592,095 5,124,934
Chang Wah Technology Co. Ltd. .............. 167,000 331,727
Chenbro Micom Co. Ltd. .................... 102,000 3,241,258
Cheng Loong Corp. ....................... 1,613,000 1,045,588
Cheng Shin Rubber Industry Co. Ltd. ........... 2,597,500 2,446,029
Cheng Uei Precision Industry Co. Ltd. ........... 709,000 733,972
Chicony Electronics Co. Ltd. ................. 758,137 2,469,153
China Airlines Ltd. ........................ 6,410,000 4,443,707
China Bills Finance Corp. ................... 1,992,000 1,031,713
China Motor Corp. ........................ 355,000 581,002
China Petrochemical Development Corp.
(b)
........ 7,925,587 1,856,391
China Steel Chemical Corp. .................. 457,000 1,138,856
China Steel Corp. ........................ 15,032,575 8,795,171
Chipbond Technology Corp. .................. 836,000 3,255,084
ChipMOS Technologies, Inc. ................. 1,011,000 2,207,338
Chroma ATE, Inc. ......................... 512,000 32,166,941
Chung-Hsin Electric & Machinery Manufacturing Corp. 674,000 3,175,665
Chunghwa Precision Test Tech Co. Ltd. .......... 34,000 2,562,147
Chunghwa Telecom Co. Ltd. ................. 4,681,000 20,125,716
Cleanaway Co. Ltd. ....................... 495,000 377,952
Compal Electronics, Inc. .................... 5,102,000 5,610,836
Compeq Manufacturing Co. Ltd. ............... 1,446,666 7,401,560
Coretronic Corp. ......................... 454,000 1,022,819
CTBC Financial Holding Co. Ltd. .............. 22,834,980 45,577,103
CTCI Corp. ............................. 1,166,199 1,261,942
Delta Electronics, Inc. ...................... 2,674,000 131,554,423
Dynamic Holding Co. Ltd. ................... 293,000 891,480
Dynapack International Technology Corp. ........ 149,000 1,317,360
E Ink Holdings, Inc. ....................... 1,142,000 6,607,959
E.Sun Financial Holding Co. Ltd. .............. 20,339,745 24,259,439
Eclat Textile Co. Ltd. ....................... 219,365 2,346,392
Elan Microelectronics Corp. .................. 581,000 2,678,859
Elite Advanced Laser Corp. .................. 148,000 1,656,736
Elite Material Co. Ltd. ...................... 397,000 56,990,376
Elite Semiconductor Microelectronics Technology, Inc. 431,000 2,336,673
eMemory Technology, Inc. ................... 86,000 6,461,396
Ennoconn Corp. ......................... 224,273 2,790,746
Ennostar, Inc.
(b)
.......................... 1,181,500 1,740,913
Eternal Materials Co. Ltd. ................... 1,334,420 2,444,081
Eva Airways Corp. ........................ 3,557,332 4,746,106
Evergreen Aviation Technologies Corp. .......... 36,000 202,279
Evergreen Marine Corp. Taiwan Ltd. ............ 1,438,590 9,041,008
Everlight Electronics Co. Ltd.
(b)
................ 1,052,000 2,025,159
Far Eastern Department Stores Ltd. ............ 1,094,702 750,805
Far Eastern International Bank ................ 7,884,551 3,282,598
Far Eastern New Century Corp. ............... 3,841,071 3,218,698
Far EasTone Telecommunications Co. Ltd. ........ 2,329,000 7,560,571
Faraday Technology Corp. ................... 337,968 1,534,415
Feng Hsin Steel Co. Ltd. .................... 725,000 1,457,070
Feng TAY Enterprise Co. Ltd. ................. 467,564 986,067
First Financial Holding Co. Ltd. ................ 15,578,314 17,697,888

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
103
Schedule of Investments
Security Shares Value
a
Taiwan (continued)
First Hi-Tec Enterprise Co. Ltd. ................ 67,000 $ 407,647
Fitipower Integrated Technology, Inc. ............ 176,250 808,661
FLEXium Interconnect, Inc.
(b)
................. 476,987 717,275
Formosa Chemicals & Fibre Corp. ............. 4,548,660 7,920,753
Formosa Plastics Corp. ..................... 5,398,040 9,076,658
Formosa Sumco Technology Corp. ............. 50,000 404,911
Fortune Electric Co. Ltd. .................... 225,070 4,863,961
Fositek Corp. ........................... 83,000 3,394,665
Foxconn Technology Co. Ltd. ................. 1,771,287 3,066,932
Fubon Financial Holding Co. Ltd. .............. 11,444,414 45,617,100
Fulltech Fiber Glass Corp.
(b)
.................. 516,000 1,038,189
Genius Electronic Optical Co. Ltd. ............. 141,281 2,073,989
Getac Holdings Corp. ...................... 707,000 2,462,727
Giant Manufacturing Co. Ltd. ................. 514,189 1,340,921
Gigabyte Technology Co. Ltd. ................ 696,000 7,183,053
Global Brands Manufacture Ltd. ............... 67,000 167,567
Global Unichip Corp. ...................... 123,000 14,084,878
Globalwafers Co. Ltd. ...................... 358,000 9,042,427
Gloria Material Technology Corp. .............. 1,496,000 1,465,227
Gold Circuit Electronics Ltd. .................. 456,000 10,929,515
Goldsun Building Materials Co. Ltd. ............ 1,912,056 1,840,150
Grand Process Technology Corp. .............. 31,000 2,224,241
Grape King Bio Ltd. ....................... 210,000 577,497
Great Wall Enterprise Co. Ltd. ................ 1,626,195 2,813,012
Greatek Electronics, Inc. .................... 89,000 271,570
Gudeng Precision Industrial Co. Ltd. ............ 168,000 2,032,394
HannStar Display Corp.
(b)
................... 3,586,000 1,348,888
HERON NEUTRON MEDICAL CORP.
(b)
.......... 19,000 204,472
Highwealth Construction Corp. ................ 2,621,766 3,556,072
Hiwin Technologies Corp. ................... 434,879 4,047,232
Hon Hai Precision Industry Co. Ltd. ............. 16,714,769 127,650,796
Hon Precision, Inc. ........................ 113,000 20,959,491
Hotai Motor Co. Ltd. ....................... 386,600 6,634,829
HTC Corp. ............................. 1,383,000 1,695,370
Hua Nan Financial Holdings Co. Ltd. ............ 12,766,522 17,148,096
Huaku Development Co. Ltd. ................. 688,842 2,071,492
IBF Financial Holdings Co. Ltd.
(b)
.............. 6,902,198 3,330,144
I-Chiun Precision Industry Co. Ltd. ............. 207,000 1,172,767
Innodisk Corp. ........................... 111,000 4,285,490
Innolux Corp. ........................... 10,211,465 14,013,751
International Games System Co. Ltd. ........... 297,000 7,107,464
Inventec Corp. ........................... 3,335,000 6,261,854
ITEQ Corp. ............................. 366,101 2,921,141
Jentech Precision Industrial Co. Ltd. ............ 120,993 12,532,484
Jinan Acetate Chemical Co. Ltd. ............... 1,390,830 2,051,063
JPC connectivity, Inc. ...................... 29,000 254,636
Kaori Heat Treatment Co. Ltd. ................ 124,000 3,250,575
Kenda Rubber Industrial Co. Ltd. .............. 1,094,968 611,569
KGI Financial Holding Co. Ltd. ................ 22,795,137 21,536,410
King Slide Works Co. Ltd. ................... 83,000 19,888,574
King Yuan Electronics Co. Ltd. ................ 1,585,500 10,708,746
Kinik Co. .............................. 190,000 3,696,420
Kinpo Electronics ......................... 886,000 807,996
Kinsus Interconnect Technology Corp. ........... 476,695 9,038,668
L&K Engineering Co. Ltd. ................... 266,000 5,724,180
LandMark Optoelectronics Corp. .............. 114,400 5,534,772
Largan Precision Co. Ltd. ................... 127,000 15,743,885
Lelon Electronics Corp. ..................... 89,000 592,559
Lien Hwa Industrial Holdings Corp. ............. 2,208,558 2,740,731
Lite-On Technology Corp. ................... 2,694,074 17,073,102
Longwell Co. ............................ 121,000 766,946
Lotes Co. Ltd. ........................... 111,841 6,303,301
Lotus Pharmaceutical Co. Ltd. ................ 220,000 1,177,791
LuxNet Corp. ........................... 141,000 1,560,572
Security Shares Value
a
Taiwan (continued)
M31 Technology Corp. ..................... 52,801 $ 631,132
Machvision, Inc. .......................... 40,000 750,712
Macronix International Co. Ltd.
(b)
............... 2,595,525 7,796,048
Makalot Industrial Co. Ltd. ................... 367,863 2,493,557
Marketech International Corp. ................ 22,000 313,139
MediaTek, Inc. ........................... 1,981,970 211,134,672
Mega Financial Holding Co. Ltd. ............... 15,633,087 25,625,336
Mega Union Technology, Inc. ................. 55,900 1,231,730
Merida Industry Co. Ltd. .................... 426,350 1,013,850
Merry Electronics Co. Ltd. ................... 658,834 1,631,239
Micro-Star International Co. Ltd. ............... 830,000 3,596,191
Mitac Holdings Corp. ...................... 1,569,917 4,194,661
momo.com, Inc. .......................... 26,000 195,713
MPI Corp. .............................. 122,000 19,419,434
Nan Kang Rubber Tire Co. Ltd. ............... 798,238 815,688
Nan Ya Plastics Corp. ...................... 6,685,300 31,764,081
Nan Ya Printed Circuit Board Corp. ............. 322,000 8,865,632
Nanya Technology Corp. .................... 1,677,000 17,929,193
Nien Made Enterprise Co. Ltd. ................ 252,000 2,971,135
Novatek Microelectronics Corp. ............... 706,000 11,158,037
Nuvoton Technology Corp.
(b)
................. 387,000 1,370,894
Oneness Biotech Co. Ltd.
(b)
.................. 905,272 1,166,664
Orient Semiconductor Electronics Ltd. ........... 1,167,000 1,437,570
Pan Jit International, Inc. .................... 497,000 1,752,903
Parade Technologies Ltd. ................... 106,000 1,816,471
Pegatron Corp. .......................... 2,472,000 6,396,491
PharmaEssentia Corp. ..................... 455,793 14,828,599
Phison Electronics Corp. .................... 241,000 11,860,893
Phoenix Silicon International Corp. ............. 135,000 1,001,220
Pixart Imaging, Inc. ....................... 302,000 1,777,835
Pou Chen Corp. .......................... 3,140,000 2,323,095
Powerchip Semiconductor Manufacturing Corp.
(b)
... 4,295,000 7,024,520
Powertech Technology, Inc. .................. 941,000 6,727,786
President Chain Store Corp. ................. 648,000 4,487,285
President Securities Corp. ................... 217,000 288,248
Primax Electronics Ltd. ..................... 819,000 1,647,413
Qisda Corp. ............................ 2,114,780 1,773,441
Quanta Computer, Inc. ..................... 3,713,000 33,030,494
Quanta Storage, Inc. ...................... 525,000 1,071,184
Radiant Opto-Electronics Corp. ............... 522,060 1,321,395
Raydium Semiconductor Corp. ................ 111,000 772,200
Realtek Semiconductor Corp. ................ 656,020 13,603,750
Ruentex Development Co. Ltd. ................ 2,752,469 2,290,713
Ruentex Industries Ltd. ..................... 1,128,044 1,819,381
Sanyang Motor Co. Ltd. .................... 873,000 1,744,834
Scientech Corp. .......................... 50,000 982,784
SDI Corp. .............................. 34,000 150,082
Sercomm Corp. .......................... 521,000 1,318,377
Shanghai Commercial & Savings Bank Ltd. (The) ... 5,124,747 7,186,813
Shihlin Electric & Engineering Corp. ............ 364,000 2,180,122
Shin Zu Shing Co. Ltd. ..................... 283,984 1,485,586
Shinkong Synthetic Fibers Corp. ............... 2,243,000 1,425,635
ShunSin Technology Holding Ltd. .............. 23,000 236,172
Sigurd Microelectronics Corp. ................ 629,000 3,573,915
Silergy Corp. ............................ 444,000 5,530,238
Silicon Integrated Systems Corp. .............. 968,200 1,449,857
Simplo Technology Co. Ltd. .................. 303,200 3,276,901
Sinbon Electronics Co. Ltd. .................. 280,000 2,533,511
Sino-American Silicon Products, Inc. ............ 821,000 3,886,277
SinoPac Financial Holdings Co. Ltd. ............ 16,971,149 21,165,389
Sitronix Technology Corp. ................... 258,000 2,096,385
Solar Applied Materials Technology Corp. ........ 544,000 1,663,499
Standard Foods Corp. ..................... 829,422 748,497
Sunonwealth Electric Machine Industry Co. Ltd. .... 560,061 2,242,270

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
104
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Taiwan (continued)
Supreme Electronics Co. Ltd. ................. 914,060 $ 2,236,398
Synnex Technology International Corp. .......... 1,507,600 4,323,852
Syntec Technology Co. Ltd. .................. 48,000 2,962,597
TA Chen Stainless Pipe ..................... 2,800,258 3,733,513
Ta Ya Electric Wire & Cable .................. 1,982,545 2,055,275
Taichung Commercial Bank Co. Ltd. ............ 6,443,742 4,076,168
Taiflex Scientific Co. Ltd. .................... 196,000 1,017,858
Tainan Spinning Co. Ltd. .................... 3,200,816 1,197,079
Taiwan Acceptance Corp. ................... 408,450 1,032,928
Taiwan Business Bank ..................... 10,030,346 5,628,981
Taiwan Cogeneration Corp. .................. 289,000 521,589
Taiwan Cooperative Financial Holding Co. Ltd. ..... 13,783,221 11,744,888
Taiwan Fertilizer Co. Ltd. .................... 1,368,000 1,938,624
Taiwan Glass Industry Corp.
(b)
................ 1,153,000 1,593,354
Taiwan High Speed Rail Corp. ................ 2,303,000 1,848,223
Taiwan Hon Chuan Enterprise Co. Ltd. .......... 660,055 2,609,653
Taiwan Mobile Co. Ltd. ..................... 2,182,000 7,578,151
Taiwan Secom Co. Ltd. ..................... 600,105 2,022,646
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 33,841,000 2,503,057,642
Taiwan Surface Mounting Technology Corp. ....... 417,000 1,784,527
Taiwan Union Technology Corp. ............... 353,000 11,819,144
Tatung Co. Ltd. .......................... 2,204,000 1,648,055
TCC Group Holdings Co. Ltd.
(b)
............... 9,479,081 7,097,587
Teco Electric and Machinery Co. Ltd. ............ 1,839,000 3,631,648
Test Research, Inc. ....................... 263,000 2,147,005
Tong Hsing Electronic Industries Ltd.
(b)
........... 355,931 1,727,131
Tong Yang Industry Co. Ltd. .................. 533,000 1,168,617
Topco Scientific Co. Ltd. .................... 304,000 4,640,240
Transcend Information, Inc. .................. 313,000 2,779,728
Tripod Technology Corp. .................... 585,000 6,568,403
TS Financial Holding Co. Ltd. ................. 29,469,855 32,449,376
TTY Biopharm Co. Ltd. ..................... 518,965 1,191,420
Tung Ho Steel Enterprise Corp. ............... 1,023,540 2,353,749
TXC Corp. ............................. 459,000 2,095,994
Unimicron Technology Corp. ................. 1,841,441 43,205,672
Uni-President Enterprises Corp. ............... 6,612,292 15,036,116
Unitech Printed Circuit Board Corp. ............. 1,172,459 1,298,020
United Integrated Services Co. Ltd. ............. 249,000 8,333,021
United Microelectronics Corp. ................ 15,551,000 58,177,804
Universal Microwave Technology, Inc. ........... 81,000 2,369,953
UPI Semiconductor Corp. ................... 156,000 945,751
Vanguard International Semiconductor Corp. ...... 1,674,964 7,678,665
Via Technologies, Inc. ...................... 584,000 1,256,784
VisEra Technologies Co. Ltd. ................. 196,000 2,525,520
Visual Photonics Epitaxy Co. Ltd. .............. 316,000 2,762,978
Voltronic Power Technology Corp. .............. 94,788 2,780,808
Walsin Lihwa Corp. ....................... 5,221,228 5,010,499
Walsin Technology Corp. .................... 471,000 3,079,006
Wan Hai Lines Ltd. ........................ 1,084,200 2,828,065
Win Semiconductors Corp. .................. 483,953 4,269,763
Winbond Electronics Corp. .................. 4,234,211 16,330,860
WinWay Technology Co. Ltd. ................. 36,000 6,318,785
Wisdom Marine Lines Co. Ltd. ................ 706,000 1,706,457
Wiselink Co. Ltd. ......................... 94,000 256,119
Wistron Corp. ........................... 4,147,227 22,241,548
Wiwynn Corp. ........................... 144,000 23,444,288
WNC Corp. ............................. 556,973 3,732,920
WPG Holdings Ltd.
(b)
...................... 1,997,360 6,847,932
WT Microelectronics Co. Ltd. ................. 1,028,000 6,204,447
XinTec, Inc. ............................. 228,000 1,890,639
Yageo Corp. ............................ 2,166,720 32,611,956
Yang Ming Marine Transport Corp. ............. 2,293,000 3,587,254
YFY, Inc. .............................. 2,046,000 1,829,624
Yuanta Financial Holding Co. Ltd. .............. 14,106,691 29,429,203
Security Shares Value
a
Taiwan (continued)
Yulon Motor Co. Ltd. ....................... 976,274 $ 841,686
Zhen Ding Technology Holding Ltd. ............. 1,070,050 13,425,867
4,831,654,193
a
Thailand  —  0 .4%
Advanced Info Service PCL , NVDR ............. 1,481,300 16,825,899
Airports of Thailand PCL , NVDR ............... 5,679,600 10,786,421
Amata Corp. PCL , NVDR ................... 3,081,200 2,658,480
B Grimm Power PCL , NVDR ................. 2,377,500 1,333,837
Bangchak Corp. PCL , NVDR ................. 2,692,300 3,607,374
Bangkok Chain Hospital PCL , NVDR
(a)
.......... 3,966,000 1,222,253
Bangkok Dusit Medical Services PCL , NVDR
(a)
..... 14,425,400 8,284,886
Bangkok Expressway & Metro PCL , NVDR ....... 13,392,000 2,703,236
Banpu PCL , NVDR
(a)
...................... 15,985,400 2,776,531
Betagro PCL , NVDR ....................... 1,392,700 889,961
BTS Group Holdings PCL , NVDR
(a) (b)
............ 24,579,111 1,573,012
Bumrungrad Hospital PCL , NVDR ............. 765,400 4,291,180
Central Pattana PCL , NVDR ................. 3,048,200 6,272,405
CH Karnchang PCL , NVDR
(a)
................. 2,468,200 1,344,503
Charoen Pokphand Foods PCL , NVDR .......... 4,916,800 3,300,022
CP ALL PCL , NVDR ....................... 7,297,600 10,462,598
Delta Electronics Thailand PCL , NVDR .......... 4,303,700 35,238,114
Electricity Generating PCL , NVDR ............. 697,300 2,794,226
Gulf Development PCL , Class R , NVDR ......... 5,709,673 11,381,575
Home Product Center PCL , NVDR ............. 8,793,900 1,706,630
IRPC PCL , NVDR ........................ 24,259,100 1,598,877
Kasikornbank PCL , NVDR ................... 690,700 5,039,400
KCE Electronics PCL , NVDR ................. 1,483,300 1,846,132
Kiatnakin Phatra Bank PCL , NVDR ............. 1,330,000 4,405,026
Krung Thai Bank PCL , NVDR ................ 5,835,600 7,708,805
Land & Houses PCL , NVDR
(a)
................ 17,028,400 1,942,486
MBK PCL , NVDR ......................... 2,250,700 1,519,978
Minor International PCL , NVDR
(a)
.............. 4,377,500 3,083,418
Muangthai Capital PCL , NVDR ................ 1,918,900 1,956,601
Osotspa PCL , NVDR ...................... 2,133,400 1,119,923
PTT Exploration & Production PCL , NVDR ........ 1,547,361 6,929,960
PTT Global Chemical PCL , NVDR
(a)
............ 3,151,700 3,453,331
PTT PCL , NVDR ......................... 13,124,400 15,129,387
SCB X PCL , NVDR ....................... 899,000 4,111,433
Siam Cement PCL (The) , NVDR ............... 982,300 7,454,454
Sri Trang Agro-Industry PCL , NVDR
(a)
........... 3,815,100 2,119,607
Srisawad Corp. PCL , NVDR ................. 2,361,099 1,737,763
Thai Oil PCL , NVDR ....................... 2,517,000 4,925,214
Thai Union Group PCL , NVDR ................ 4,564,900 1,663,759
Thanachart Capital PCL , NVDR ............... 1,130,100 2,637,526
True Corp. PCL , NVDR ..................... 13,669,185 5,877,560
TTW PCL , NVDR ......................... 9,849,200 3,064,131
VGI PCL , NVDR ......................... 24,826,700 741,277
WHA Corp. PCL , NVDR .................... 17,209,000 2,493,283
222,012,474
a
Turkey  —  0 .2%
Akbank TAS ............................ 4,173,147 5,551,775
Alarko Holding A.S.
(a)
...................... 540,530 1,148,774
Anadolu Efes Biracilik Ve Malt Sanayii A.S. ....... 3,828,594 1,760,695
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 1,659,523 11,952,582
BIM Birlesik Magazalar A.S. .................. 1,260,664 10,354,402
CVK Maden Isletmeleri Sanayi VE Ticaret A.S.
(b)
.... 129,158 102,541
Dogan Sirketler Grubu Holding A.S.
(a)
........... 5,092,882 2,239,766
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(a)
... 6,045,446 2,276,823
Eregli Demir ve Celik Fabrikalari TAS ........... 5,529,775 4,942,782
Haci Omer Sabanci Holding A.S. .............. 1,979,512 3,511,300
Hektas Ticaret TAS
(a) (b)
..................... 15,266,086 935,745
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a) (b)
........................... 3,147,602 2,727,730

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
105
Schedule of Investments
Security Shares Value
a
Turkey (continued)
Katilimevim Tasarruf Finansman A.S. ........... 612,022 $ 2,004,064
KOC Holding A.S. ........................ 1,073,403 4,440,999
LDR Turizm A.S. ......................... 92,839 189,796
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(b)
..... 263,731 204,797
Migros Ticaret A.S. ........................ 187,953 2,472,130
Oyak Cimento Fabrikalari A.S.
(a)
............... 2,916,456 1,244,682
Pegasus Hava Tasimaciligi A.S.
(a) (b)
............. 683,111 2,198,254
Peker Gayrimenkul Yatirim Ortakligi A.S.
(b)
........ 4,591,993 1,423,439
Petkim Petrokimya Holding A.S.
(a) (b)
............. 3,954,810 1,590,813
Ral Yatirim Holding A.S.
(b)
................... 106,056 536,879
Sasa Polyester Sanayi A.S.
(b)
................. 15,346,419 798,205
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ....... 53,527 239,932
Sok Marketler Ticaret A.S.
(b)
.................. 889,252 954,134
TAV Havalimanlari Holding A.S. ............... 460,769 2,628,801
Tera Yatirim Teknoloji Holding A.S.
(b)
............ 1,340,107 1,353,679
Tofas Turk Otomobil Fabrikasi A.S. ............. 339,897 1,947,626
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a) (b)
.... 753,090 1,967,936
Turk Altin Isletmeleri A.S.
(a) (b)
................. 1,753,548 1,626,065
Turk Hava Yollari AO ...................... 674,162 4,450,188
Turkcell Iletisim Hizmetleri A.S. ................ 1,930,607 4,068,902
Turkiye Is Bankasi A.S. , Class C ............... 13,354,834 3,499,239
Turkiye Petrol Rafinerileri A.S. ................ 1,397,941 8,707,906
Turkiye Sise ve Cam Fabrikalari A.S. ............ 2,457,781 2,159,186
Ulker Biskuvi Sanayi A.S.
(a)
.................. 543,556 985,758
Yapi ve Kredi Bankasi A.S.
(a) (b)
................ 5,399,479 3,715,252
102,913,577
a
United Arab Emirates  —  0 .4%
Abu Dhabi Commercial Bank PJSC ............ 4,339,605 17,680,352
Abu Dhabi Islamic Bank PJSC ................ 2,262,180 13,067,671
Abu Dhabi National Oil Co. for Distribution PJSC ... 4,440,574 4,835,764
ADNOC Drilling Co. PJSC ................... 4,189,433 6,650,143
Adnoc Gas PLC .......................... 9,191,920 8,249,090
ADNOC Logistics & Services ................. 3,371,915 5,689,181
Agility Global PLC ........................ 6,773,867 3,116,753
Air Arabia PJSC .......................... 4,943,310 6,556,044
Ajman Bank PJSC ........................ 2,176,219 805,788
Aldar Properties PJSC ..................... 5,839,988 11,782,086
Americana Restaurants International PLC - Foreign Co. 4,760,847 2,818,191
Dubai Electricity & Water Authority PJSC ......... 7,934,625 5,918,152
Dubai Financial Market PJSC ................ 3,377,897 1,293,436
Dubai Investments PJSC ................... 5,249,992 5,144,327
Dubai Islamic Bank PJSC ................... 4,468,121 8,855,030
Emaar Development PJSC .................. 1,554,299 5,469,828
Emaar Properties PJSC .................... 8,891,112 26,536,145
Emirates Central Cooling Systems Corp. ......... 4,303,984 1,844,959
Emirates NBD Bank PJSC ................... 2,585,781 21,237,535
Emirates Telecommunications Group Co. PJSC .... 5,004,533 27,720,085
Etihad Energy Holding PJSC
(b)
................ 1,286,369 1,040,162
First Abu Dhabi Bank PJSC .................. 5,948,537 31,330,581
NMC Health PLC
(b) (c)
....................... 74,553 1
Salik Co. PJSC .......................... 2,898,068 4,187,584
Taaleem Holdings PJSC .................... 595,118 517,436
222,346,324
a
United Kingdom  —  8 .7%
3i Group PLC ........................... 1,335,777 51,424,465
4imprint Group PLC ....................... 37,489 2,080,653
Aberdeen Group PLC ...................... 2,065,500 6,723,351
Admiral Group PLC ....................... 353,421 17,915,784
AG Barr PLC ............................ 203,928 1,786,487
Airtel Africa PLC
(d)
........................ 1,211,713 5,469,547
AJ Bell PLC ............................ 508,285 4,019,366
Anglo American PLC ...................... 1,483,486 75,096,289
Antofagasta PLC ......................... 496,041 24,723,066
Security Shares Value
a
United Kingdom (continued)
Ashmore Group PLC ...................... 630,559 $ 1,754,062
Associated British Foods PLC ................ 446,475 12,543,495
AstraZeneca PLC ........................ 2,076,010 353,150,693
Autotrader Group PLC
(d)
.................... 1,109,942 7,837,505
Aviva PLC ............................. 3,978,917 37,239,478
B&M European Value Retail PLC .............. 1,242,532 3,735,107
Babcock International Group PLC .............. 395,162 5,998,770
BAE Systems PLC ........................ 4,015,411 113,673,597
Balfour Beatty PLC ....................... 876,663 10,219,905
Baltic Classifieds Group PLC ................. 729,413 1,972,392
Barclays PLC ........................... 18,583,326 127,733,206
Barratt Redrow PLC ....................... 1,898,339 7,544,409
Beazley PLC ............................ 812,328 14,118,282
Bellway PLC ............................ 159,812 4,281,888
Berkeley Group Holdings PLC
(b)
............... 123,880 5,851,186
Big Yellow Group PLC ..................... 248,872 2,979,583
Bodycote PLC ........................... 290,746 2,837,885
BP PLC ............................... 21,452,019 161,172,625
Breedon Group PLC
(a)
...................... 444,962 1,985,000
Bridgepoint Group PLC
(d)
.................... 118,165 510,697
British American Tobacco PLC ................ 2,793,381 169,449,094
British Land Co. PLC (The) .................. 1,113,397 6,657,701
BT Group PLC .......................... 8,164,245 22,105,832
Bunzl PLC ............................. 424,261 16,010,390
Burberry Group PLC
(b)
..................... 502,941 8,106,610
Bytes Technology Group PLC ................ 284,061 1,534,436
C&C Group PLC ......................... 761,763 1,045,147
Centrica PLC ........................... 6,763,779 14,129,626
Ceres Power Holdings PLC
(b)
................. 157,304 741,738
Chemring Group PLC ...................... 444,179 3,540,577
Clarkson PLC ........................... 14,361 915,494
Close Brothers Group PLC
(b)
................. 20,598 118,151
CMC Markets PLC
(d)
....................... 67,059 605,620
Coats Group PLC ........................ 3,255,928 3,528,421
Coca-Cola HBC AG , Class DI
(b)
............... 302,011 20,364,542
Compass Group PLC ...................... 2,320,134 73,677,833
Computacenter PLC ....................... 107,225 6,644,688
Convatec Group PLC
(d)
..................... 1,902,683 5,749,285
Craneware PLC .......................... 51,512 816,488
Cranswick PLC .......................... 61,825 4,457,871
Croda International PLC .................... 182,586 7,904,615
Currys PLC ............................. 1,509,127 3,416,620
CVS Group PLC ......................... 140,114 2,367,654
DCC Energy PLC ........................ 114,216 9,766,126
Derwent London PLC ...................... 130,428 3,698,504
Diageo PLC ............................ 3,039,166 66,765,429
Diploma PLC ........................... 180,214 17,847,116
Domino's Pizza Group PLC .................. 634,853 1,731,075
Dr Martens PLC .......................... 859,768 896,875
Drax Group PLC ......................... 541,249 5,379,832
Dunelm Group PLC ....................... 193,709 2,265,664
easyJet PLC ............................ 482,190 4,105,137
Elementis PLC .......................... 1,183,885 2,853,787
Endeavour Mining PLC ..................... 257,295 12,274,361
Energean PLC .......................... 254,279 2,614,837
Entain PLC ............................. 805,724 5,898,804
Experian PLC ........................... 1,230,636 46,431,546
Fevertree Drinks PLC ...................... 179,964 2,090,752
Firstgroup PLC .......................... 1,403,247 3,487,423
Frasers Group PLC
(b)
...................... 318,469 3,476,221
Fresnillo PLC ........................... 278,566 9,383,754
Games Workshop Group PLC ................ 46,502 11,987,375
Gamma Communications PLC ................ 142,071 1,792,218
GB Group PLC .......................... 357,755 1,065,068

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
106
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
Genuit Group PLC ........................ 574,900 $ 2,114,444
Genus PLC ............................. 92,967 2,754,458
Georgia Capital PLC
(b)
..................... 15,702 839,583
Glencore PLC
(b)
.......................... 13,174,190 97,032,521
Grafton Group PLC , CDI .................... 319,144 4,175,959
Grainger PLC ........................... 972,791 2,295,558
Great Portland Estates PLC .................. 551,397 2,602,856
Greatland Resources Ltd.
(b)
.................. 721,490 4,989,213
Greencore Group PLC ..................... 880,210 3,089,135
Greggs PLC ............................ 142,581 3,608,930
GSK PLC .............................. 5,568,857 144,806,191
Haleon PLC ............................ 12,097,946 59,226,226
Halma PLC ............................. 523,310 25,002,274
Hammerson PLC ......................... 749,246 3,877,374
Harbour Energy PLC ...................... 895,410 2,904,620
Hays PLC .............................. 2,261,741 1,719,220
Helios Towers PLC ........................ 672,775 1,780,097
Hikma Pharmaceuticals PLC ................. 202,850 4,330,413
Hill & Smith PLC ......................... 126,655 4,889,592
Hiscox Ltd. ............................. 422,875 10,324,026
Hochschild Mining PLC ..................... 585,347 3,436,804
Howden Joinery Group PLC ................. 791,453 8,433,399
HSBC Holdings PLC ...................... 23,447,792 499,327,969
Hunting PLC ............................ 300,297 1,794,958
Ibstock PLC
(d)
........................... 990,653 1,243,695
ICG PLC .............................. 386,994 9,880,710
IG Group Holdings PLC .................... 482,291 9,490,117
IMI PLC ............................... 331,975 13,192,198
Imperial Brands PLC ...................... 1,002,009 38,027,107
Inchcape PLC ........................... 506,944 5,728,918
Informa PLC ............................ 1,710,136 20,486,784
IntegraFin Holdings PLC .................... 444,410 2,207,145
InterContinental Hotels Group PLC ............. 199,915 32,327,676
International Workplace Group PLC ............ 1,039,756 2,773,026
Intertek Group PLC ....................... 207,196 16,364,998
Investec PLC ........................... 844,959 7,395,237
IP Group PLC
(b)
.......................... 2,071,161 1,755,953
ITM Power PLC
(b)
......................... 420,571 581,582
ITV PLC ............................... 4,590,064 4,601,847
J D Wetherspoon PLC ..................... 143,948 1,509,367
J Sainsbury PLC ......................... 2,127,390 10,258,933
JD Sports Fashion PLC .................... 3,630,099 4,401,142
JET2 PLC .............................. 198,294 4,115,408
Johnson Matthey PLC ..................... 213,636 5,771,271
JTC PLC
(d)
............................. 311,340 5,568,207
Jupiter Fund Management PLC ............... 695,039 1,475,524
Kainos Group PLC ........................ 172,170 2,025,230
Keller Group PLC ........................ 136,267 5,553,695
Kingfisher PLC .......................... 2,450,315 10,222,566
Klarna Group PLC
(a) (b)
...................... 12,908 244,477
Lancashire Holdings Ltd. .................... 361,910 2,939,659
Land Securities Group PLC .................. 861,254 8,203,388
Legal & General Group PLC ................. 7,462,668 30,301,087
Lion Finance Group PLC .................... 54,441 8,551,654
Lloyds Banking Group PLC .................. 79,967,567 123,599,191
London Stock Exchange Group PLC ............ 612,479 68,899,322
LondonMetric Property PLC .................. 2,614,414 6,911,484
M&G PLC .............................. 3,195,921 15,438,543
Man Group PLC ......................... 1,760,750 7,209,486
Marks & Spencer Group PLC ................. 2,783,558 15,215,962
Melrose Industries PLC ..................... 1,759,691 10,824,348
Michael Page PLC ........................ 463,768 1,139,892
Mitchells & Butlers PLC
(b)
................... 512,125 1,895,948
Mitie Group PLC ......................... 2,063,047 5,755,579
Security Shares Value
a
United Kingdom (continued)
Mondi PLC ............................. 536,372 $ 6,467,019
MONY Group PLC ........................ 787,400 2,094,314
Morgan Advanced Materials PLC .............. 529,385 1,613,530
Morgan Sindall Group PLC .................. 59,198 3,534,438
National Grid PLC ........................ 6,738,592 107,856,905
NatWest Group PLC ....................... 10,909,442 102,904,774
Next PLC .............................. 160,786 32,198,692
Ninety One PLC ......................... 643,112 1,853,094
Ocado Group PLC
(b)
....................... 886,334 2,533,414
OSB Group PLC ......................... 633,679 4,770,315
Oxford Instruments PLC .................... 95,261 3,507,562
Oxford Nanopore Technologies PLC
(b)
........... 731,714 1,123,084
Pan African Resources PLC ................. 2,700,843 3,377,785
Paragon Banking Group PLC ................. 435,214 4,931,315
Pearson PLC ........................... 756,545 12,766,430
Pennon Group PLC ....................... 556,662 3,467,491
Persimmon PLC ......................... 417,591 6,268,115
Pets at Home Group PLC ................... 682,232 1,947,613
Playtech PLC
(b)
.......................... 385,522 1,967,158
Plus500 Ltd. ............................ 101,448 5,346,010
Premier Foods PLC ....................... 1,314,374 3,441,924
Primary Health Properties PLC ................ 4,615,027 5,881,968
Prudential PLC .......................... 3,434,802 51,620,090
QinetiQ Group PLC ....................... 723,268 4,951,742
Quilter PLC
(d)
........................... 1,886,659 4,912,585
Raspberry PI Holdings PLC
(b)
................. 37,203 329,422
Rathbones Group PLC ..................... 85,346 1,918,619
Reckitt Benckiser Group PLC ................. 874,958 61,752,226
RELX PLC ............................. 2,449,701 86,160,748
Renishaw PLC .......................... 52,425 3,496,050
Rentokil Initial PLC ........................ 3,499,562 16,116,386
RHI Magnesita N.V. ....................... 61,461 2,340,063
Rightmove PLC .......................... 946,343 5,933,129
Rio Tinto PLC ........................... 1,486,879 144,479,469
Rolls-Royce Holdings PLC .................. 11,527,789 229,975,497
Rotork PLC ............................. 1,101,834 7,258,772
RS GROUP PLC ......................... 618,913 5,893,210
Safestore Holdings PLC .................... 301,149 2,512,153
Saga PLC
(b)
............................ 36,330 329,037
Sage Group PLC (The) ..................... 1,299,480 17,118,014
Savills PLC ............................. 229,808 2,849,460
Schroders PLC .......................... 1,094,697 8,683,159
Segro PLC ............................. 1,686,950 22,036,134
Senior PLC ............................. 345,161 1,351,380
Serco Group PLC ........................ 1,530,522 4,983,633
Severn Trent PLC ........................ 331,690 13,451,338
Shaftesbury Capital PLC .................... 2,666,976 5,168,774
Shell PLC .............................. 7,654,547 350,361,570
Sirius Real Estate Ltd. ..................... 3,164,177 4,219,744
Smith & Nephew PLC ...................... 1,098,220 17,179,419
Smiths Group PLC ........................ 480,630 17,163,099
Softcat PLC ............................ 194,140 5,094,308
Spirax Group PLC ........................ 100,179 9,392,477
Spire Healthcare Group PLC
(d)
................ 755,487 2,377,516
SSE PLC .............................. 1,652,214 52,199,127
SSP Group PLC ......................... 969,049 2,605,560
St. James's Place PLC ..................... 698,734 9,928,234
Standard Chartered PLC .................... 2,546,398 75,290,898
Standard Life PLC ........................ 840,485 10,473,543
Sunbelt Rentals Holdings, Inc.
(a)
............... 566,125 40,560,706
Supermarket Income REIT PLC ............... 2,185,877 2,532,102
Tate & Lyle PLC .......................... 514,735 3,835,744
Taylor Wimpey PLC ....................... 4,739,575 4,990,309
TBC Bank Group PLC ..................... 72,302 4,695,124

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
107
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Telecom Plus PLC ........................ 110,572 $ 1,268,190
Tesco PLC ............................. 8,655,271 56,970,363
THG PLC
(a) (b)
............................ 1,213,121 495,400
TP ICAP Group PLC ...................... 994,105 4,591,386
Trainline PLC
(b) (d)
......................... 646,571 2,067,000
Travis Perkins PLC ....................... 213,566 1,600,097
Tritax Big Box REIT PLC .................... 2,530,350 5,817,577
Trustpilot Group PLC
(b) (d)
.................... 613,359 2,235,884
TUI AG ............................... 642,579 5,596,407
Unilever PLC ........................... 2,979,541 189,581,017
UNITE Group PLC (The) .................... 485,951 3,530,037
United Utilities Group PLC ................... 949,197 17,678,195
Vesuvius PLC ........................... 371,683 1,858,473
Victrex PLC ............................ 115,199 1,215,682
Vistry Group PLC
(a) (b)
...................... 460,766 1,823,886
Vodafone Group PLC ...................... 26,221,084 41,612,597
Watches of Switzerland Group PLC
(b) (d)
.......... 405,728 4,007,463
Weir Group PLC (The) ..................... 335,703 11,976,978
WH Smith PLC .......................... 161,688 946,262
Whitbread PLC .......................... 213,600 7,236,355
Wise Group PLC , Class A
(b)
.................. 966,417 11,542,861
Workspace Group PLC
(a)
.................... 283,497 1,343,774
WPP PLC .............................. 1,276,519 5,156,220
Yellow Cake PLC
(a) (b) (d)
..................... 427,108 3,166,040
Zegona Communications PLC ................ 278,422 5,494,694
Zigup PLC ............................. 578,419 3,605,486
5,106,315,130
a
United States  —  0 .1%
Keel Infrastructure Corp.
(a) (b)
.................. 902,384 3,591,898
Nebius Group N.V. , Class A
(a) (b)
................ 278,957 53,116,203
Sunococorp LLC ......................... 22,936 1,753,228
58,461,329
a
Total Common Stocks — 98.9%
(Cost: $ 35,422,309,211 ) .............................. 57,752,037,928
a
Preferred Stocks
Brazil  —  0 .3%
Alpargatas SA , Preference Shares , NVS ......... 441,677 1,069,090
Axia Energia SA , Class C, Preference Shares
(b)
.... 521,811 5,353,835
Banco Bradesco SA , Preference Shares , NVS ..... 7,104,108 25,828,533
Banco do Estado do Rio Grande do Sul SA , Class B ,
Preference Shares, NVS .................. 208,297 577,741
Bradespar SA , Preference Shares , NVS ......... 518,510 2,250,322
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 2,109,517 4,719,119
Gerdau SA , Preference Shares , NVS ........... 1,405,285 6,925,031
Itau Unibanco Holding SA , Preference Shares , NVS . 7,308,748 61,839,204
Itausa SA , Preference Shares , NVS ............ 7,738,341 21,097,003
Marcopolo SA , Preference Shares , NVS ......... 2,187,328 2,291,254
Metalurgica Gerdau SA , Preference Shares , NVS ... 2,053,863 4,424,447
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 6,024,382 51,602,077
Unipar Carbocloro SA , Class B , Preference Shares,
NVS ................................ 88,845 1,107,506
189,085,162
a
Chile  —  0 .1%
Embotelladora Andina SA , Class B , Preference Shares 947,383 4,717,809
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 204,390 13,783,547
18,501,356
a
Security Shares Value
a
Colombia  —  0 .0%
Grupo Cibest SA , Preference Shares ........... 714,678 $ 16,875,808
a
Germany  —  0 .1%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a)
.. 128,275 6,279,878
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 12,147 1,540,045
FUCHS SE , Preference Shares , NVS ........... 98,379 4,559,944
Henkel AG & Co. KGaA , Preference Shares , NVS ... 195,201 17,017,368
Jungheinrich AG , Preference Shares , NVS ........ 76,348 2,150,850
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 175,465 5,823,877
Sartorius AG , Preference Shares , NVS .......... 36,715 9,253,419
Volkswagen AG , Preference Shares , NVS ........ 272,456 23,546,196
70,171,577
a
Italy  —  0 .0%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 48,371 2,486,983
a
South Korea  —  0 .3%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 28,488 3,897,102
Hyundai Motor Co. , Series 2, Preference Shares , NVS 44,725 6,161,029
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 1,095,874 137,712,924
147,771,055
a
Total Preferred Stocks — 0.8%
(Cost: $ 303,055,926 ) ................................ 444,891,941
a
Rights
Canada  —  0 .0%
G Mining Ventures Corp. CVR
(b) (c)
.............. 179,273 58,206
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 58,206
a
Warrants
Canada  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(b) (c)
............................ 23,204 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.7%
(Cost: $ 35,725,365,137 ) .............................. 58,196,988,075
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(g) (h) (i)
...................... 849,406,420 849,661,242
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(g) (h)
............................ 54,366,741 54,366,741
a
Total Short-Term Securities — 1.5%
(Cost: $ 903,941,318 ) ................................ 904,027,983
Total Investments —  101.2%
(Cost: $ 36,629,306,455 ) .............................. 59,101,016,058
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (715,658,655)
Net Assets — 100.0% ................................. $ 58,385,357,403

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Core MSCI Total International Stock ETF
108
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $560,357, representing less than 0.05% of its net assets as of period end, and an original cost of $273,197.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 606,331,908 $ 243,382,750
(a)
$ — $ (81,208) $ 27,792 $ 849,661,242 849,406,420 $ 14,012,861
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 18,680,000 35,686,741
(a)
— — — 54,366,741 54,366,741 2,685,274 —
$ — $ (81,208) $ 27,792
$ 904,027,983
$ 16,698,135 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index .................................................................... 794 09/18/26 $ 126,337 $ 954,724
MSCI Emerging Markets Index ............................................................ 660 09/18/26 54,196 (3,017,747)
$ (2,063,023)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 954,724 $ — $ — $ — $ 954,724
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 3,017,747 $ — $ — $ — $ 3,017,747
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
Core MSCI Total International Stock ETF
Schedule of Investments
(continued)
July 31, 2026
109
Schedule of Investments
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 36,834,191 $ — $ — $ — $ 36,834,191
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (1,107,761) $ — $ — $ — $ (1,107,761)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 174,707,165
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 7,554,896,915 $ 50,195,697,775 $ 1,443,238 $ 57,752,037,928
Preferred Stocks .......................................... 224,462,326 220,429,615 — 444,891,941
Rights ................................................. — — 58,206 58,206
Warrants ............................................... — — — —
Short-Term Securities
Money Market Funds ....................................... 904,027,983 — — 904,027,983
$ 8,683,387,224 $ 50,416,127,390 $ 1,501,444 $ 59,101,016,058
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 954,724 $ — $ — $ 954,724
Liabilities
Equity Contracts ............................................ (3,017,747) — — (3,017,747)
$ (2,063,023) $ — $ — $ (2,063,023)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

110
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
July 31, 2026
See notes to financial statements.
iShares
Core MSCI EAFE
ETF
iShares
Core MSCI Europe
ETF
iShares
Core MSCI
International
Developed Markets
ETF
iShares
Core MSCI Pacific
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 189,281,662,126  $ 8,926,280,956  $ 31,457,690,074  $ 2,639,184,900
Investments, at value — affiliated
(c)
......................................... 2,064,367,679  105,617,217  378,770,632  25,184,294
Cash ............................................................. 2,962,354  66,610  336,593  —
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... 53,509,591  2,083,594  11,438,794  772,713
Foreign currency, at value
(e)
.............................................. 375,072,977  9,893,526  90,787,860  7,303,244
Receivables:
Investments sold ................................................... 13,697,736  —  4,455,707  596,572
Securities lending income — affiliated ..................................... 2,707,404  95,093  333,052  35,511
Capital shares sold .................................................. 11,508  403,321  —  —
Dividends — unaffiliated .............................................. 114,435,210  3,062,329  39,521,774  2,866,105
Dividends — affiliated ................................................ 32,088  12,662  7,116  700
Tax reclaims ...................................................... 261,143,764  17,194,134  32,280,421  769,931
Variation margin on futures contracts ...................................... —  56,087  —  —
Foreign withholding tax claims .......................................... 8,757,650  704,830  1,269,698  —
Total assets ........................................................
192,178,360,087  9,065,470,359  32,016,891,721  2,676,713,970
LIABILITIES
Collateral on securities loaned ............................................ 2,048,144,759  102,824,884  377,309,551  24,956,668
Payables:
Investments purchased ............................................... —  —  —  217,662
Deferred foreign capital gain tax ......................................... 485,738  —  75,040  —
Investment advisory fees .............................................. 11,103,139  666,833  1,051,906  199,543
Professional fees ................................................... 5,870,994  415,154  228,074  —
Variation margin on futures contracts ...................................... 3,635,046  —  771,620  170,458
Total liabilities .......................................................
2,069,239,676  103,906,871  379,436,191  25,544,331
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 190,109,120,411  $ 8,961,563,488  $ 31,637,455,530  $ 2,651,169,639
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 133,303,196,076  $ 7,834,352,019  $ 23,415,933,168  $ 2,175,756,225
Accumulated earnings ................................................. 56,805,924,335  1,127,211,469  8,221,522,362  475,413,414
NET ASSETS .......................................................
$ 190,109,120,411  $ 8,961,563,488  $ 31,637,455,530  $ 2,651,169,639
NET ASSET VALUE
Shares outstanding ................................................... 1,937,600,000  117,000,000  349,800,000  32,100,000
Net asset value ...................................................... $ 98.12  $ 76.59  $ 90.44  $ 82.59
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 1,942,390,676  $ 98,368,633  $ 358,770,222  $ 22,813,710
(b)
Investments, at cost — unaffiliated ....................................... $ 124,914,896,106  $ 7,411,712,173  $ 22,564,040,670  $ 2,007,107,265
(c)
Investments, at cost — affiliated ......................................... $ 2,064,309,681  $ 105,614,295  $ 378,762,707  $ 25,183,236
(d)
Foreign currency collateral pledged, at cost ................................. $ 52,589,211  $ 2,079,785  $ 11,205,428  $ 759,256
(e)
  Foreign currency, at cost .............................................. $ 370,308,040  $ 9,829,044  $ 89,762,114  $ 7,171,626

111
Statements of Assets and Liabilities
(continued)
July 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Core MSCI Total
International Stock
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 58,196,988,075
Investments, at value — affiliated
(c)
....................................................................................... 904,027,983
Cash ........................................................................................................... 7,054,368
Cash pledged:
Futures contracts ................................................................................................. 8,758,000
Foreign currency, at value
(d)
............................................................................................ 93,750,952
Receivables:
Investments sold ................................................................................................. 9,139,244
Securities lending income — affiliated ................................................................................... 1,374,233
Capital shares sold ................................................................................................ 1,474
Dividends — unaffiliated ............................................................................................ 65,430,296
Dividends — affiliated .............................................................................................. 184,547
Tax reclaims .................................................................................................... 59,033,526
Foreign withholding tax claims ........................................................................................ 1,806,601
Total assets ......................................................................................................
59,347,549,299
LIABILITIES
Collateral on securities loaned .......................................................................................... 849,636,149
Payables:
Investments purchased ............................................................................................. 3,154,151
Deferred foreign capital gain tax ....................................................................................... 103,893,540
Investment advisory fees ............................................................................................ 3,440,527
Professional fees ................................................................................................. 1,556,827
Variation margin on futures contracts .................................................................................... 510,702
Total liabilities .....................................................................................................
962,191,896
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 58,385,357,403
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 38,633,263,015
Accumulated earnings ............................................................................................... 19,752,094,388
NET ASSETS .....................................................................................................
$ 58,385,357,403
NET ASSET VALUE
Shares outstanding ................................................................................................. 617,700,000
Net asset value .................................................................................................... $ 94.52
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 795,013,885
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 35,725,365,137
(c)
Investments, at cost — affiliated ....................................................................................... $ 903,941,318
(d)
  Foreign currency, at cost ............................................................................................ $ 93,256,690

112
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2026
See notes to financial statements.
iShares
Core MSCI EAFE
ETF
iShares
Core MSCI Europe
ETF
iShares
Core MSCI
International
Developed Markets
ETF
iShares
Core MSCI Pacific
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 4,968,639,288  $ 251,253,136  $ 759,696,666  $ 58,363,407
Dividends — affiliated .............................................. 1,590,400  78,265  249,105  16,979
Interest — unaffiliated .............................................. 1,113,602  63,567  219,561  10,167
Securities lending income — affiliated — net ............................... 26,038,110  731,516  2,727,069  393,335
Foreign taxes withheld ............................................. (376,810,371) (21,471,368) (62,966,805) (3,514,422)
Foreign withholding tax claims ........................................ 72,039,451  5,302,865  2,642,522  —
Total investment income ..............................................
4,692,610,480  235,957,981  702,568,118  55,269,466
EXPENSES
Investment advisory ............................................... 118,070,100  6,882,321  10,476,269  2,019,497
Professional .................................................... 9,168,055  434,953  229,339  —
Interest expense ................................................. 239,051  5,346  40,398  148
Total expenses .................................................... 127,477,206  7,322,620  10,746,006  2,019,645
Net investment income ...............................................
4,565,133,274  228,635,361  691,822,112  53,249,821
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (747,416,990) (36,173,048) (47,834,696) (13,518,012)
Investments — affiliated ........................................... (240,152) (8,196) (39,069) (4,381)
Foreign currency transactions ....................................... (20,465,023) 312,989  (3,176,392) (983,232)
Futures contracts ............................................... 191,527,132  7,753,890  29,560,268  3,456,473
In-kind redemptions — unaffiliated
(a)
................................... —  349,294,724  —  35,200,322
(576,595,033) 321,180,359  (21,489,889) 24,151,170
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................ 32,276,266,537  1,032,403,288  4,892,157,812  436,088,898
Investments — affiliated ........................................... 57,998  2,922  7,925  1,058
Foreign currency translations ....................................... 11,075,021  (41,110) 2,245,247  286,551
Futures contracts ............................................... (939,878) 99,063  877,022  (206,304)
32,286,459,678  1,032,464,163  4,895,288,006  436,170,203
Net realized and unrealized gain ........................................
31,709,864,645  1,353,644,522  4,873,798,117  460,321,373
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 36,274,997,919  $ 1,582,279,883  $ 5,565,620,229  $ 513,571,194
(a)
See Note 2 of the Notes to Financial Statements.
(b)
Net of reduction in deferred foreign capital gain tax of ........................ $ 72,523  $ —  $ 5,402  $ —

113
Statements of Operations
(continued)
Year Ended July 31, 2026
Statements of Operations
See notes to financial statements.
iShares
Core MSCI Total
International Stock
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 1,428,511,790
Dividends — affiliated .............................................................................................. 2,685,274
Interest — unaffiliated .............................................................................................. 337,970
Securities lending income — affiliated — net ............................................................................... 14,012,861
Foreign taxes withheld ............................................................................................. (131,995,591)
Foreign withholding tax claims ........................................................................................ 19,603,727
Total investment income ..............................................................................................
1,333,156,031
EXPENSES
Investment advisory ............................................................................................... 37,296,034
Professional .................................................................................................... 1,592,676
Commitment costs ................................................................................................ 40,692
Interest expense ................................................................................................. 34,923
Total expenses .................................................................................................... 38,964,325
Net investment income ...............................................................................................
1,294,191,706
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................................ 946,472
Investments — affiliated ........................................................................................... (81,208)
Foreign currency transactions ....................................................................................... (3,971,834)
Futures contracts ............................................................................................... 36,834,191
In-kind redemptions — unaffiliated
(b)
................................................................................... 414,887,619
448,615,240
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................................ 10,856,439,716
Investments — affiliated ........................................................................................... 27,792
Foreign currency translations ....................................................................................... 722,082
Futures contracts ............................................................................................... (1,107,761)
10,856,081,829
Net realized and unrealized gain ........................................................................................
11,304,697,069
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 12,598,888,775
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................................................... $ (3,257,562)
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of increase in deferred foreign capital gain tax of ......................................................................... $ (2,484)

114
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core MSCI EAFE ETF
iShares
Core MSCI Europe ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 4,565,133,274  $ 3,834,425,846  $ 228,635,361  $ 173,939,488
Net realized gain (loss) ......................................... (576,595,033) (539,132,270) 321,180,359  109,520,622
Net change in unrealized appreciation (depreciation) ..................... 32,286,459,678  12,334,728,899  1,032,464,163  354,005,593
Net increase in net assets resulting from operations ........................
36,274,997,919  15,630,022,475  1,582,279,883  637,465,703
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(6,086,365,614) (4,348,117,412) (258,900,810) (183,886,036)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
18,985,798,304  9,493,235,290  919,030,934  1,635,220,430
NET ASSETS
Total increase in net assets ........................................ 49,174,430,609  20,775,140,353  2,242,410,007  2,088,800,097
Beginning of year ...............................................
140,934,689,802  120,159,549,449  6,719,153,481  4,630,353,384
End of year ...................................................
$ 190,109,120,411  $ 140,934,689,802  $ 8,961,563,488  $ 6,719,153,481
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

115
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Core MSCI International Developed Markets
ETF
iShares
Core MSCI Pacific ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 691,822,112  $ 515,672,449  $ 53,249,821  $ 55,968,303
Net realized gain (loss) ......................................... (21,489,889) 53,509,173  24,151,170  142,269,321
Net change in unrealized appreciation (depreciation) ..................... 4,895,288,006  1,836,809,562  436,170,203  (4,730,472)
Net increase in net assets resulting from operations ........................
5,565,620,229  2,405,991,184  513,571,194  193,507,152
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(897,907,311) (561,233,848) (88,497,776) (68,828,112)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
7,012,626,512  4,001,681,407  477,854,507  (409,007,685)
NET ASSETS
Total increase (decrease) in net assets ................................ 11,680,339,430  5,846,438,743  902,927,925  (284,328,645)
Beginning of year ...............................................
19,957,116,100  14,110,677,357  1,748,241,714  2,032,570,359
End of year ...................................................
$ 31,637,455,530  $ 19,957,116,100  $ 2,651,169,639  $ 1,748,241,714
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

116
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Core MSCI Total International Stock ETF
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 1,294,191,706  $ 1,154,551,524
Net realized gain (loss) ............................................................................ 448,615,240  (364,127,663)
Net change in unrealized appreciation (depreciation) ........................................................ 10,856,081,829  4,830,112,813
Net increase in net assets resulting from operations ...........................................................
12,598,888,775  5,620,536,674
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(1,699,724,318) (1,346,383,404)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
1,791,030,867  3,548,508,598
NET ASSETS
Total increase in net assets ........................................................................... 12,690,195,324  7,822,661,868
Beginning of year ..................................................................................
45,695,162,079  37,872,500,211
End of year ......................................................................................
$ 58,385,357,403  $ 45,695,162,079
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

117
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core MSCI EAFE ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .....................
$ 81.48  $ 74.79  $ 69.41  $ 61.88  $ 75.40
Net investment income
(a)
........................... 2 .48
(b)
2 .30
(b)
2 .08  2 .03
(b)
2 .10
(b)
Net realized and unrealized gain (loss)
(c)
.................
17.45  6 .99  5 .58  7 .12  (12.90)
Net increase (decrease) from investment operations ..........
19.93  9 .29  7 .66  9 .15  (10.80)
Distributions from net investment income
(d)
................. ( 3 .29 ) ( 2 .60 ) ( 2 .28 ) ( 1 .62 ) ( 2 .72 )
Net asset value, end of year .........................
$ 98.12  $ 81.48  $ 74.79  $ 69.41  $ 61.88
Total Return
(e)
– – – – –
Based on net asset value ............................
24.74%
(b)
12.65%
(b)
11.24% 14.94%
(b)
(14.58) %
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ...................................
0 .08% 0 .07% 0 .07% 0 .07% 0 .07%
Total expenses excluding professional fees for foreign withholding tax claims .......................................
0 .07% 0 .07% 0 .07% 0 .07% 0 .07%
Net investment income ..............................
2 .71%
(b)
3 .01%
(b)
2 .97% 3 .21%
(b)
3 .00%
(b)
Supplemental Data
Net assets, end of year (000) ..........................
$ 190,109,120  $ 140,934,690  $ 120,159,549  $ 102,003,706  $ 88,823,464
Portfolio turnover rate
(g)
..............................
3% 3% 2% 3% 4%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.03, $0.00, $0.02 and $0.01.
• Total return by 0.04%, 0.01%, 0.03% and 0.02%.
• Ratio of net investment income to average net assets by 0.04%, 0.00%, 0.03% and 0.02%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

118
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core MSCI Europe ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ....................
$ 64.24  $ 58.39  $ 54.06  $ 47.25  $ 58.23
Net investment income
(a)
.......................... 2 .14
(b)
2 .06
(b)
1 .73
(b)
1 .65
(b)
1 .61
(b)
Net realized and unrealized gain (loss)
(c)
................
12.60  5 .77  4 .36  6 .67  (10.68)
Net increase (decrease) from investment operations .........
14.74  7 .83  6 .09  8 .32  ( 9 .07 )
Distributions from net investment income
(d)
................ ( 2 .39 ) ( 1 .98 ) ( 1 .76 ) ( 1 .51 ) ( 1 .91 )
Net asset value, end of year ........................
$ 76.59  $ 64.24  $ 58.39  $ 54.06  $ 47.25
Total Return
(e)
– – – – –
Based on net asset value ...........................
23.17%
(b)
13.59%
(b)
11.40%
(b)
17.84%
(b)
(15.80) %
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ..................................
0 .10% 0 .10% 0 .09% 0 .11% 0 .09%
Total expenses excluding professional fees for foreign withholding tax claims ....................................
0 .09% 0 .09% 0 .09% 0 .09% 0 .09%
Net investment income .............................
2 .99%
(b)
3 .42%
(b)
3 .17%
(b)
3 .36%
(b)
2 .98%
(b)
Supplemental Data
Net assets, end of year (000) .........................
$ 8,961,563  $ 6,719,153  $ 4,630,353  $ 4,389,834  $ 3,926,722
Portfolio turnover rate
(g)
.............................
3% 4% 5% 5% 5%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.05, $0.08, $0.01, $0.09 and $0.01.
• Total return by 0.07%, 0.10%, 0.02%, 0.18% and 0.02%.
• Ratio of net investment income to average net assets by 0.06%, 0.14%, 0.02%, 0.18% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

119
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core MSCI International Developed Markets ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .....................
$ 74.54  $ 67.73  $ 62.81  $ 56.46  $ 67.86
Net investment income
(a)
........................... 2 .23
(b)
2 .15
(b)
1 .88
(b)
1 .83
(b)
1 .85
Net realized and unrealized gain (loss)
(c)
.................
16.54  6 .93  5 .04  5 .94  (10.90)
Net increase (decrease) from investment operations ..........
18.77  9 .08  6 .92  7 .77  ( 9 .05 )
Distributions from net investment income
(d)
................. ( 2 .87 ) ( 2 .27 ) ( 2 .00 ) ( 1 .42 ) ( 2 .35 )
Net asset value, end of year .........................
$ 90.44  $ 74.54  $ 67.73  $ 62.81  $ 56.46
Total Return
(e)
– – – – –
Based on net asset value ............................
25.48%
(b)
13.63%
(b)
11.22%
(b)
13.91%
(b)
(13.57) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ...................................
0 .04% 0 .04% 0 .04% 0 .04% 0 .05%
Net investment income ..............................
2 .64%
(b)
3 .08%
(b)
2 .97%
(b)
3 .15%
(b)
2 .93%
Supplemental Data
Net assets, end of year (000) ..........................
$ 31,637,456  $ 19,957,116  $ 14,110,677  $ 11,380,787  $ 7,377,094
Portfolio turnover rate
(g)
..............................
4% 3% 3% 2% 6%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2024 and July 31, 2023, respectively:
• Net investment income per share by $0.01, $0.03, $0.01 and $0.01.
• Total return by 0.01%, 0.04%, 0.01% and 0.02%.
• Ratio of net investment income to average net assets by 0.01%, 0.05%, 0.01% and 0.02%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

120
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core MSCI Pacific ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 67.76  $ 63.72  $ 59.28  $ 54.78  $ 65.86
Net investment income
(a)
................................ 1 .84  1 .78  1 .58  1 .66  1 .66
Net realized and unrealized gain (loss)
(b)
......................
16.19  4 .40  4 .77  4 .14  (10.02)
Net increase (decrease) from investment operations ...............
18.03  6 .18  6 .35  5 .80  ( 8 .36 )
Distributions from net investment income
(c)
...................... ( 3 .20 ) ( 2 .14 ) ( 1 .91 ) ( 1 .30 ) ( 2 .72 )
Net asset value, end of year ..............................
$ 82.59  $ 67.76  $ 63.72  $ 59.28  $ 54.78
Total Return
(d)
– – – – –
Based on net asset value .................................
27.10% 9 .94% 11.01% 10.73% (13.01) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .09% 0 .09% 0 .09% 0 .09% 0 .09%
Net investment income ...................................
2 .37% 2 .79% 2 .66% 3 .03% 2 .72%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,651,170  $ 1,748,242  $ 2,032,570  $ 1,736,936  $ 1,501,051
Portfolio turnover rate
(f)
...................................
6% 5% 5% 7% 16%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

121
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core MSCI Total International Stock ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
(a)
Year Ended
07/31/22
(a)
Net asset value, beginning of year ....................
$ 76.48  $ 69.12  $ 64.95  $ 59.02  $ 72.22
Net investment income
(b)
.......................... 2 .13
(c)
2 .04
(c)
1 .86
(c)
1 .87
(c)
1 .93
(c)
Net realized and unrealized gain (loss)
(d)
................
18.71  7 .67  4 .38  5 .53  (12.82)
Net increase (decrease) from investment operations .........
20.84  9 .71  6 .24  7 .40  (10.89)
Distributions from net investment income
(e)
................ ( 2 .80 ) ( 2 .35 ) ( 2 .07 ) ( 1 .47 ) ( 2 .31 )
Net asset value, end of year ........................
$ 94.52  $ 76.48  $ 69.12  $ 64.95  $ 59.02
Total Return
(f)
– – – – –
Based on net asset value ...........................
27.55%
(c)
14.30%
(c)
9 .84%
(c)
12.72%
(c)
(15.36) %
(c)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses ..................................
0 .07% 0 .07% 0 .07% 0 .07% 0 .09%
Net investment income .............................
2 .43%
(c)
2 .87%
(c)
2 .88%
(c)
3 .14%
(c)
2 .87%
(c)
Supplemental Data
Net assets, end of year (000) .........................
$ 58,385,357  $ 45,695,162  $ 37,872,500  $ 33,091,639  $ 28,113,472
Portfolio turnover rate
(h)
.............................
5% 3% 3% 3% 10%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.03, $0.02, $0.01, $0.02 and $0.00.
• Total return by 0.05%, 0.02%, 0.02%, 0.04% and 0.01%.
• Ratio of net investment income to average net assets by 0.03%, 0.03%, 0.02%, 0.03% and 0.00%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
122
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Basis of Consolidation: The accompanying consolidated financial statements for the iShares Core MSCI Total International Stock ETF included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On April 26, 2023, the Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
iShares ETF
Diversification
Classification
Core MSCI EAFE ............................................................................................................ Diversified
Core MSCI Europe ........................................................................................................... Diversified
Core MSCI International Developed Markets ........................................................................................ Diversified
Core MSCI Pacific ........................................................................................................... Diversified
Core MSCI Total International Stock .............................................................................................. Diversified

Notes to Financial Statements
( continued)
123
Notes to Financial Statements
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
(continued)
124
2026
iShares Annual Financial Statements and Additional Information
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Core MSCI EAFE
Barclays Bank PLC ............................................... $ 1,236,881 $ (1,236,881) $ — $ —
Barclays Capital, Inc. ............................................. 42,981,774 (42,981,774) — —
BNP Paribas SA ................................................. 230,979,466 (230,979,466) — —
BofA Securities, Inc. .............................................. 81,447,072 (81,447,072) — —
Citigroup Global Markets, Inc. ........................................ 116,843,258 (116,843,258) — —
Goldman Sachs & Co. LLC ......................................... 304,733,706 (304,733,706) — —
HSBC Bank PLC ................................................ 6,641,771 (6,641,771) — —
J.P. Morgan Securities LLC ......................................... 631,150,730 (631,150,730) — —
Jefferies LLC ................................................... 20,000,068 (20,000,068) — —
Macquarie Bank Ltd. .............................................. 5,715,410 (5,715,410) — —
Mizuho Securities USA LLC ......................................... 91,789 (91,789) — —
Morgan Stanley ................................................. 248,207,774 (248,207,774) — —
National Financial Services LLC ...................................... 258,641 (258,641) — —
Nomura Securities International, Inc. ................................... 28,932,260 (28,932,260) — —
Scotia Capital (USA), Inc. .......................................... 2,963,515 (2,963,515) — —
SG Americas Securities LLC ........................................ 671,422 (671,422) — —
State Street Bank & Trust Co. ........................................ 27,209,186 (27,209,186) — —
TD Securities (USA) LLC ........................................... 163,856 (163,856) — —
UBS AG ...................................................... 186,658,818 (186,658,818) — —

Notes to Financial Statements
( continued)
125
Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Wells Fargo Bank NA ............................................. $ 3,433,664 $ (3,433,664) $ — $ —
Wells Fargo Securities LLC ......................................... 2,069,615 (2,069,615) — —
$ 1,942,390,676 $ (1,942,390,676)
$ —
$ —
a
Core MSCI Europe
Barclays Capital, Inc. ............................................. 3,345,318 (3,345,318) — —
BNP Paribas SA ................................................. 7,274,538 (7,274,538) — —
BofA Securities, Inc. .............................................. 4,478,491 (4,478,491) — —
Citigroup Global Markets, Inc. ........................................ 10,521,485 (10,521,485) — —
Goldman Sachs & Co. LLC ......................................... 28,653,075 (28,653,075) — —
HSBC Bank PLC ................................................ 9,224,525 (9,224,525) — —
J.P. Morgan Securities LLC ......................................... 17,539,088 (17,539,088) — —
Jefferies LLC ................................................... 2,657,062 (2,657,062) — —
Morgan Stanley ................................................. 4,739,027 (4,739,027) — —
Scotia Capital (USA), Inc. .......................................... 12,883 (12,883) — —
SG Americas Securities LLC ........................................ 1,725,349 (1,725,349) — —
State Street Bank & Trust Co. ........................................ 3,292,966 (3,292,966) — —
UBS AG ...................................................... 3,875,089 (3,777,138) — 97,951
Wells Fargo Bank NA ............................................. 1,029,737 (1,029,737) — —
$ 98,368,633 $ (98,270,682)
$ —
$ 97,951
a
Core MSCI International Developed Markets
Barclays Bank PLC ............................................... 5,355,614 (5,355,614) — —
BNP Paribas SA ................................................. 9,979,140 (9,979,140) — —
BofA Securities, Inc. .............................................. 22,193,067 (22,193,067) — —
Citigroup Global Markets, Inc. ........................................ 18,872,911 (18,872,911) — —
Goldman Sachs & Co. LLC ......................................... 95,067,713 (95,067,713) — —
HSBC Bank PLC ................................................ 20,996,019 (20,996,019) — —
J.P. Morgan Securities LLC ......................................... 112,094,570 (112,094,570) — —
Jefferies LLC ................................................... 3,924,901 (3,924,901) — —
Macquarie Bank Ltd. .............................................. 404,366 (404,366) — —
Morgan Stanley ................................................. 42,829,408 (42,829,408) — —
National Financial Services LLC ...................................... 44,024 (44,024) — —
Scotia Capital (USA), Inc. .......................................... 917,875 (917,875) — —
SG Americas Securities LLC ........................................ 845,975 (845,975) — —
State Street Bank & Trust Co. ........................................ 6,067,640 (6,067,640) — —
UBS AG ...................................................... 18,702,138 (18,702,138) — —
Wells Fargo Bank NA ............................................. 123,195 (123,195) — —
Wells Fargo Securities LLC ......................................... 351,666 (351,666) — —
$ 358,770,222 $ (358,770,222)
$ —
$ —
a
Core MSCI Pacific
BNP Paribas SA ................................................. 407,357 (407,357) — —
BofA Securities, Inc. .............................................. 3,133,194 (3,133,194) — —
Citigroup Global Markets, Inc. ........................................ 1,387,266 (1,387,266) — —
Goldman Sachs & Co. LLC ......................................... 11,167,039 (11,167,039) — —
HSBC Bank PLC ................................................ 808,664 (808,664) — —
J.P. Morgan Securities LLC ......................................... 1,268,564 (1,268,564) — —
Macquarie Bank Ltd. .............................................. 73,525 (73,525) — —
Morgan Stanley ................................................. 3,005,284 (3,005,284) — —
Nomura Securities International, Inc. ................................... 173,895 (173,895) — —
State Street Bank & Trust Co. ........................................ 977,040 (977,040) — —
UBS AG ...................................................... 411,882 (411,882) — —
$ 22,813,710 $ (22,813,710)
$ —
$ —
a
Core MSCI Total International Stock
Barclays Bank PLC ............................................... 598,848 (598,848) — —
Barclays Capital, Inc. ............................................. 19,093,302 (19,093,302) — —
BNP Paribas SA ................................................. 17,695,711 (17,695,711) — —
BofA Securities, Inc. .............................................. 76,998,464 (76,998,464) — —
Citigroup Global Markets Ltd. ........................................ 1,424,932 (1,424,932) — —
Citigroup Global Markets, Inc. ........................................ 45,268,889 (45,268,889) — —
Goldman Sachs & Co. LLC ......................................... 203,465,583 (203,465,583) — —
Goldman Sachs International ........................................ 97,032,637 (97,032,637) — —
HSBC Bank PLC ................................................ 19,572,172 (19,572,172) — —

Notes to Financial Statements
(continued)
126
2026
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
J.P. Morgan Securities LLC ......................................... $ 79,949,197 $ (79,949,197) $ — $ —
J.P. Morgan Securities PLC ......................................... 3,547,392 (3,547,392) — —
Jefferies LLC ................................................... 5,451,485 (5,451,485) — —
Macquarie Bank Ltd. .............................................. 820,576 (820,576) — —
Morgan Stanley ................................................. 164,268,969 (164,268,969) — —
Nomura Securities International, Inc. ................................... 11,965,334 (11,965,334) — —
Scotia Capital (USA), Inc. .......................................... 1,092,676 (1,092,676) — —
SG Americas Securities LLC ........................................ 5,195,312 (5,195,312) — —
State Street Bank & Trust Co. ........................................ 10,886,849 (10,886,849) — —
TD Securities (USA) LLC ........................................... 496,589 (496,589) — —
UBS AG ...................................................... 28,768,826 (28,768,826) — —
Wells Fargo Securities LLC ......................................... 1,420,142 (1,420,142) — —
$ 795,013,885 $ (795,013,885)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)
127
Notes to Financial Statements
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For the iShares Core MSCI Total International Stock ETF, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For the year ended July 31, 2026, there were no fees waived by BFA pursuant to these arrangements.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to August 11, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares Core MSCI Europe ETF. Prior to November 10, 2025, ETF
Services were performed by State Street Bank and Trust Company for the iShares Core MSCI EAFE ETF, iShares Core MSCI International Developed Markets ETF and
iShares Core MSCI Total International Stock ETF. Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company for the iShares Core
MSCI Pacific ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
iShares ETF Investment Advisory Fees
Core MSCI EAFE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.07%
Core MSCI Europe . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.09
Core MSCI International Developed Markets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.04
Core MSCI Pacific . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.09
Core MSCI Total International Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.07
iShares ETF Amounts
Core MSCI EAFE ........................................................................................................... $ 6,108,204
Core MSCI Europe .......................................................................................................... 174,720
Core MSCI International Developed Markets ....................................................................................... 677,604
Core MSCI Pacific .......................................................................................................... 93,808
Core MSCI Total International Stock ............................................................................................. 3,278,904

Notes to Financial Statements
(continued)
128
2026
iShares Annual Financial Statements and Additional Information
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core MSCI EAFE ........................................................................
$ 663,147,671 $ 549,294,934 $ (93,656,660)
Core MSCI Europe .......................................................................
55,397,929 25,331,195 (1,422,373)
Core MSCI International Developed Markets ....................................................
108,521,191 98,331,035 (15,450,229)
Core MSCI Pacific .......................................................................
9,204,015 10,687,843 (1,457,923)
Core MSCI Total International Stock ..........................................................
221,602,542 188,294,867 (3,538,531)
iShares ETF Purchases Sales
Core MSCI EAFE ........................................................................................ $ 8,740,641,589 $ 5,684,482,489
Core MSCI Europe ....................................................................................... 459,579,523 243,702,078
Core MSCI International Developed Markets .................................................................... 1,495,912,100 947,147,796
Core MSCI Pacific ....................................................................................... 160,005,057 128,837,792
Core MSCI Total International Stock .......................................................................... 3,672,683,503 2,682,865,191
iShares ETF In-kind Purchases In-kind Sales
Core MSCI EAFE .......................................................................................... $ 14,331,405,136 $ —
Core MSCI Europe ......................................................................................... 1,590,842,222 915,252,412
Core MSCI International Developed Markets ...................................................................... 6,215,859,099 —
Core MSCI Pacific ......................................................................................... 497,067,197 82,385,026
Core MSCI Total International Stock ............................................................................ 1,019,084,468 653,532,998
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Core MSCI EAFE .......................................................................................... $ (5,628) $ 5,628
Core MSCI Europe ......................................................................................... 342,308,603 (342,308,603)
Core MSCI Pacific ......................................................................................... 33,856,582 (33,856,582)
Core MSCI Total International Stock ............................................................................ 405,742,645 (405,742,645)

Notes to Financial Statements
( continued)
129
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated
Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and
1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended July 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
Core MSCI EAFE
Ordinary income ......................................................................................... $ 6,086,365,614  $ 4,348,117,412
Core MSCI Europe
Ordinary income ......................................................................................... $ 258,900,810  $ 183,886,036
Core MSCI International Developed Markets
Ordinary income ......................................................................................... $ 897,907,311  $ 561,233,848
Core MSCI Pacific
Ordinary income ......................................................................................... $ 88,497,776  $ 68,828,112
Core MSCI Total International Stock
Ordinary income ......................................................................................... $ 1,699,724,318  $ 1,346,383,404
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Core MSCI EAFE ......................................................
$ 319,381,779 $ (4,669,373,016) $ 61,155,915,572 $ 56,805,924,335
Core MSCI Europe .....................................................
14,493,831 (344,398,683) 1,457,116,321 1,127,211,469
Core MSCI International Developed Markets ..................................
66,657,790 (386,342,446) 8,541,207,018 8,221,522,362
Core MSCI Pacific .....................................................
6,564,799 (104,242,366) 573,090,981 475,413,414
Core MSCI Total International Stock ........................................
225,275,772 (2,042,715,270) 21,569,533,886 19,752,094,388
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and the timing and recognition of realized gains / losses for tax purposes.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core MSCI EAFE ................................................. $ 130,205,102,532  $ 69,488,839,169  $ (8,347,802,849) $ 61,141,036,320
Core MSCI Europe ................................................ 7,575,387,993  2,022,189,311  (565,679,131) 1,456,510,180
Core MSCI International Developed Markets ............................. 23,297,499,711  9,504,478,735  (965,458,833) 8,539,019,902
Core MSCI Pacific ................................................ 2,091,397,906  710,884,181  (137,946,844) 572,937,337
Core MSCI Total International Stock ................................... 37,430,446,706  24,724,515,217  (3,053,945,865) 21,670,569,352
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
Core MSCI Total International Stock ......................................................... $ 22,600,000 $ 185,753 4.73%

Notes to Financial Statements
(continued)
130
2026
iShares Annual Financial Statements and Additional Information
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.

Notes to Financial Statements
( continued)
131
Notes to Financial Statements
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
Core MSCI EAFE
Shares sold ......................................................... 208,000,000  $ 18,985,798,304  123,000,000  $ 9,493,235,290
Shares redeemed ..................................................... —  —  —  —
208,000,000  $ 18,985,798,304  123,000,000  $ 9,493,235,290
Core MSCI Europe
Shares sold ......................................................... 25,800,000  $ 1,863,779,134  37,000,000  $ 2,295,739,162
Shares redeemed ..................................................... (13,400,000) (944,748,200) (11,700,000) (660,518,732)
12,400,000  $ 919,030,934  25,300,000  $ 1,635,220,430
Core MSCI International Developed Markets
Shares sold ......................................................... 82,050,000  $ 7,012,626,512  64,800,000  $ 4,378,807,079
Shares redeemed ..................................................... —  —  (5,400,000) (377,125,672)
82,050,000  $ 7,012,626,512  59,400,000  $ 4,001,681,407
Core MSCI Pacific
Shares sold ......................................................... 7,300,000  $ 560,314,625  1,400,000  $ 89,694,874
Shares redeemed ..................................................... (1,000,000) (82,460,118) (7,500,000) (498,702,559)
6,300,000  $ 477,854,507  (6,100,000) $ (409,007,685)
Core MSCI Total International Stock
Shares sold ......................................................... 29,300,000  $ 2,595,907,857  51,100,000  $ 3,642,601,164
Shares redeemed ..................................................... (9,100,000) (804,876,990) (1,500,000) (94,092,566)
20,200,000  $ 1,791,030,867  49,600,000  $ 3,548,508,598

Notes to Financial Statements
(continued)
132
2026
iShares Annual Financial Statements and Additional Information
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF and iShares Core MSCI Total International
Stock ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the
ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of July 31, 2026, are $8,757,650 or $0.00 per share, $701,954 or $0.01 per share, $1,269,698 or $0.00 per share and $1,806,601 or $0.00 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of July 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which each of the iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International
Developed Markets ETF and iShares Core MSCI Total International Stock ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
133
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Core MSCI EAFE ETF
  iShares Core MSCI Europe ETF
  iShares Core MSCI International Developed Markets ETF
  iShares Core MSCI Pacific ETF
  iShares Core MSCI Total International Stock ETF
*
*
The financial highlights for iShares Core MSCI Total International Stock ETF are presented on a standalone basis for each of the three years in the period ended July 31, 2026 and for
iShares Core MSCI Total International Stock ETF and its subsidiary on a consolidated basis for prior periods

Important Tax Information
(unaudited)
134
2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF
Qualified Dividend
Income
Core MSCI EAFE ............................................................................................................ $ 4,615,694,095
Core MSCI Europe ........................................................................................................... 247,114,693
Core MSCI International Developed Markets ........................................................................................ 711,162,908
Core MSCI Pacific ........................................................................................................... 48,024,796
Core MSCI Total International Stock .............................................................................................. 1,133,707,580
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Core MSCI EAFE ..........................................................................................
$ 5,038,266,233 $ 317,402,552
Core MSCI Europe .........................................................................................
251,978,695 16,127,204
Core MSCI International Developed Markets ......................................................................
769,507,678 58,256,578
Core MSCI Pacific .........................................................................................
60,582,837 3,620,094
Core MSCI Total International Stock ............................................................................
1,446,190,179 118,470,103
iShares ETF
Federal Obligation
Interest
Core MSCI EAFE ............................................................................................................ $ 749,874
Core MSCI Europe ........................................................................................................... 36,902
Core MSCI International Developed Markets ........................................................................................ 117,453
Core MSCI Pacific ........................................................................................................... 8,006
Core MSCI Total International Stock .............................................................................................. 1,266,107
iShares ETF
Dividends-Received
Deduction
Core MSCI EAFE ............................................................................................................ 0.04%
Core MSCI Europe ........................................................................................................... 0.10
Core MSCI International Developed Markets ........................................................................................ 0.04
Core MSCI Total International Stock .............................................................................................. 0.09
iShares ETF Interest Dividends
Core MSCI EAFE ............................................................................................................ $ 1,587,537
Core MSCI Europe ........................................................................................................... 78,124
Core MSCI International Developed Markets ........................................................................................ 248,656
Core MSCI Pacific ........................................................................................................... 16,949
Core MSCI Total International Stock .............................................................................................. 2,680,440
iShares ETF
Interest-Related
Dividends
Core MSCI EAFE ............................................................................................................ $ 1,590,400
Core MSCI Europe ........................................................................................................... 78,265
Core MSCI International Developed Markets ........................................................................................ 249,105
Core MSCI Pacific ........................................................................................................... 16,979
Core MSCI Total International Stock .............................................................................................. 2,685,274

Additional Information
135
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Core MSCI
EAFE ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares Core MSCI EAFE ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors

Additional Information
(continued)
136
2026
iShares Annual Financial Statements and Additional Information
under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
137
Board Review and Approval of Investment Advisory Contract
iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Total International
Stock ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
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iShares Annual Financial Statements and Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
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139
Board Review and Approval of Investment Advisory Contract
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Core MSCI Pacific ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for

Board Review and Approval of Investment Advisory Contract
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iShares Annual Financial Statements and Additional Information
the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for

Board Review and Approval of Investment Advisory Contract
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by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
142
2026
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
CDI CREST Depository Interest
CPO Certificate of Participation (Ordinary)
CVR Contingent Value Rights
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares® LifePath® Retirement ETF | IRTR | NYSE Arca
iShares® LifePath® Target Date 2030 ETF | ITDB | NYSE Arca
iShares® LifePath® Target Date 2035 ETF | ITDC | NYSE Arca
iShares® LifePath® Target Date 2040 ETF | ITDD | NYSE Arca
iShares® LifePath® Target Date 2045 ETF | ITDE | NYSE Arca
iShares® LifePath® Target Date 2050 ETF | ITDF | NYSE Arca
iShares® LifePath® Target Date 2055 ETF | ITDG | NYSE Arca
iShares® LifePath® Target Date 2060 ETF | ITDH | NYSE Arca
iShares® LifePath® Target Date 2065 ETF | ITDI | NYSE Arca
iShares® LifePath® Target Date 2070 ETF | ITDJ | NYSE Arca

Page
2

3
Glide Path Evolution
Glide Path Evolution
Under normal circumstances, the asset allocation of the iShares LifePath Retirement ETF along with the iShares LifePath Target Date ETFs with target dates of 2030, 2035,
2040, 2045, 2050, 2055, 2060, 2065 and 2070 are referred to as the “LifePath ETFs” or the “Funds”, will change over time according to a predetermined “glide path” as each LifePath ETF approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath ETF’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath ETF, which may be a primary source of income after retirement. As each LifePath ETF approaches its target date, its asset allocation will shift so that each
LifePath ETF invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath ETF, and determine whether any changes are required to enable each LifePath ETF to achieve its investment objective. Because the iShares LifePath Retirement ETF is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile. During the year prior to the LifePath ETF's maturity date, its allocation of assets is expected to be similar to that of the iShares LifePath Retirement ETF. Further, as retirement approaches, such LifePath ETF and the
iShares LifePath Retirement ETF is expected to, subject to approval by the Trust's Board of Trustees (the “Board”), merge into a single fund.
Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath ETF, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath ETF, reallocations of each LifePath ETF’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a
LifePath ETF or achieve its investment objective.

Schedule of Investments
July 31, 2026
iShares
®
LifePath
®
Retirement ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  25 .1%
iShares Core U.S. REIT ETF ................. 4,870 $ 330,624
iShares Russell 1000 ETF ................... 34,362 14,032,754
iShares Russell 2000 ETF ................... 985 286,832
14,650,210
a
Domestic Fixed Income  —  59 .6%
iShares 0-5 Year TIPS Bond ETF .............. 55,667 5,642,407
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 24,209 1,160,580
iShares 10-20 Year Treasury Bond ETF .......... 20,440 1,973,278
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 46,613 2,431,334
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 31,504 1,647,344
iShares MBS ETF ........................ 79,958 7,429,697
iShares U.S. Treasury Bond ETF .............. 644,687 14,473,223
34,757,863
a
International Equity  —  14 .9%
iShares Core MSCI Emerging Markets ETF ....... 31,421 2,438,584
iShares Core MSCI International Developed Markets
ETF ................................ 56,569 5,118,929
Security Shares Value
a
International Equity — 14.9% (continued)
iShares Global Infrastructure ETF .............. 16,493 $ 1,101,897
8,659,410
a
Total Long-Term Investments — 99.6%
(Cost: $ 55,439,331 ) ................................. 58,067,483
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (b)
............................ 114,358 114,358
a
Total Short-Term Securities — 0.2%
(Cost: $ 114,358 ) ................................... 114,358
Total Investments — 99.8%
(Cost: $ 55,553,689 ) ................................. 58,181,841
Other Assets Less Liabilities — 0 .2% ..................... 135,466
Net Assets — 100.0% ................................. $ 58,317,307
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 440,102 $ — $ (437,076)
(b)
$ (2,992) $ (34) $ — — $ 6,754
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 23,345 91,013
(b)
— — — 114,358 114,358 3,002 —
iShares 0-5 Year
TIPS Bond ETF 2,615,789 4,153,676 (1,053,588) 24,521 (97,991) 5,642,407 55,667 209,168 —
iShares 10+ Year
Investment
Grade Corporate
Bond ETF .... 522,059 959,845 (264,349) 415 (57,390) 1,160,580 24,209 43,049 —
iShares 10-20 Year
Treasury Bond
ETF ........ 862,204 1,623,895 (420,413) 1,377 (93,785) 1,973,278 20,440 61,665 —
iShares 1-5 Year
Investment
Grade Corporate
Bond ETF .... 1,115,651 1,681,375 (340,993) 11,064 (35,763) 2,431,334 46,613 78,936 —
iShares 5-10 Year
Investment
Grade Corporate
Bond ETF .... 745,110 1,123,398 (184,793) 13,845 (50,216) 1,647,344 31,504 56,289 —
iShares Core
MSCI Emerging
Markets ETF .. 982,715 1,684,668 (674,173) 121,733 323,641 2,438,584 31,421 46,242 —

iShares
®
LifePath
®
Retirement ETF
Schedule of Investments
(continued)
July 31, 2026
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed
Markets ETF .. $ 2,390,185 $ 3,563,895 $ (1,528,782) $ 146,790 $ 546,841 $ 5,118,929 56,569 $ 149,782 $ —
iShares Core U.S.
REIT ETF .... 322,338 399,531 (452,733) 14,781 46,707 330,624 4,870 12,307 —
iShares Global
Infrastructure
ETF ........ 323,699 810,724 (103,286) 23,969 46,791 1,101,897 16,493 23,022 —
iShares MBS ETF 3,241,349 5,115,240 (825,183) 46,848 (148,557) 7,429,697 79,958 227,398 —
iShares Russell
1000 ETF .... 6,021,138 9,267,853 (2,937,473) 486,832 1,194,404 14,032,754 34,362 101,533 —
iShares Russell
2000 ETF .... — 286,742 (44,014) 4,348 39,756 286,832 985 663 —
iShares U.S.
Treasury Bond
ETF ........ 5,762,803 10,429,824 (1,417,036) 28,171 (330,539) 14,473,223 644,687 356,353 —
$ — $ 921,702 $ 1,383,865
$ 58,181,841
$ 1,376,163 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 58,067,483  $ —  $ —  $ 58,067,483
Short-Term Securities
Money Market Funds ........................................ 114,358  —  —  114,358
$ 58,181,841  $ —  $ —  $ 58,181,841

Schedule of Investments
July 31, 2026
iShares
®
LifePath
®
Target Date 2030 ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  34 .2%
iShares Core U.S. REIT ETF ................. 18,873 $ 1,281,288
iShares Russell 1000 ETF ................... 58,867 24,040,105
iShares Russell 2000 ETF ................... 2,046 595,795
25,917,188
a
Domestic Fixed Income  —  45 .3%
iShares 0-5 Year TIPS Bond ETF .............. 60,479 6,130,151
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 44,150 2,116,551
iShares 10-20 Year Treasury Bond ETF .......... 34,357 3,316,825
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 71,192 3,713,375
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 47,790 2,498,939
iShares MBS ETF ........................ 78,015 7,249,154
iShares U.S. Treasury Bond ETF .............. 417,718 9,377,769
34,402,764
a
International Equity  —  20 .3%
iShares Core MSCI Emerging Markets ETF ....... 58,544 4,543,601
iShares Core MSCI International Developed Markets
ETF ................................ 105,463 9,543,347
Security Shares Value
a
International Equity — 20.3% (continued)
iShares Global Infrastructure ETF .............. 19,236 $ 1,285,157
15,372,105
a
Total Long-Term Investments — 99.8%
(Cost: $ 71,070,246 ) ................................. 75,692,057
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 1,549,393 1,549,858
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 152,462 152,462
a
Total Short-Term Securities — 2.3%
(Cost: $ 1,702,166 ) .................................. 1,702,320
Total Investments — 102.1%
(Cost: $ 72,772,412 ) ................................. 77,394,377
Liabilities in Excess of Other Assets — ( 2 .1 ) % ............... (1,571,363)
Net Assets — 100.0% ................................. $ 75,823,014
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 831,915 $ 719,686
(a)
$ — $ (1,894) $ 151 $ 1,549,858 1,549,393 $ 10,231
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 82,242 70,220
(a)
— — — 152,462 152,462 4,742 —
iShares 0-5 Year
TIPS Bond ETF . 2,614,864 4,617,756 (1,007,701) 20,968 (115,736) 6,130,151 60,479 232,024 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 795,066 1,790,502 (378,779) 1,523 (91,761) 2,116,551 44,150 62,606 —
iShares 10-20 Year
Treasury Bond
ETF ......... 1,217,637 2,677,173 (431,744) 898 (147,139) 3,316,825 34,357 90,930 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 1,597,057 2,769,503 (612,767) 6,363 (46,781) 3,713,375 71,192 121,165 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 1,044,185 1,962,908 (449,179) 6,656 (65,631) 2,498,939 47,790 87,027 —

iShares
®
LifePath
®
Target Date 2030 ETF
Schedule of Investments
(continued)
July 31, 2026
7
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
Emerging Markets
ETF ......... $ 1,611,354 $ 3,191,597 $ (947,164) $ 198,279 $ 489,535 $ 4,543,601 58,544 $ 74,724 $ —
iShares Core MSCI
International
Developed Markets
ETF ......... 3,942,948 6,192,958 (1,746,506) 272,958 880,989 9,543,347 105,463 245,357 —
iShares Core U.S.
REIT ETF ..... 582,392 858,574 (348,764) 20,971 168,115 1,281,288 18,873 26,107 —
iShares Global
Infrastructure ETF 492,491 912,481 (217,356) 39,288 58,253 1,285,157 19,236 30,165 —
iShares MBS ETF . 3,174,339 5,519,773 (1,341,760) 23,367 (126,565) 7,249,154 78,015 227,149 —
iShares Russell 1000
ETF ......... 9,395,393 16,206,017 (4,170,609) 781,299 1,828,005 24,040,105 58,867 154,067 —
iShares Russell 2000
ETF ......... 156,864 474,424 (109,005) 14,950 58,562 595,795 2,046 2,798 —
iShares U.S.
Treasury Bond
ETF ......... 4,220,126 8,067,775 (2,690,593) (21,058) (198,481) 9,377,769 417,718 266,435 —
$ — $ 1,364,568 $ 2,691,516
$ 77,394,377
$ 1,635,527 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 75,692,057 $ — $ — $ 75,692,057
Short-Term Securities
Money Market Funds ........................................ 1,702,320 — — 1,702,320
$ 77,394,377 $ — $ — $ 77,394,377

Schedule of Investments
July 31, 2026
iShares
®
LifePath
®
Target Date 2035 ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  42 .4%
iShares Core U.S. REIT ETF ................. 38,125 $ 2,588,306
iShares Russell 1000 ETF ................... 102,367 41,804,635
iShares Russell 2000 ETF ................... 5,521 1,607,715
46,000,656
a
Domestic Fixed Income  —  32 .1%
iShares 0-5 Year TIPS Bond ETF .............. 4,277 433,517
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 78,934 3,784,096
iShares 10-20 Year Treasury Bond ETF
(b)
......... 2,234 215,670
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 70,654 3,685,313
iShares 5-10 Year Investment Grade Corporate Bond
ETF
(b)
............................... 47,640 2,491,096
iShares MBS ETF ........................ 94,148 8,748,232
iShares U.S. Treasury Bond ETF .............. 688,997 15,467,983
34,825,907
a
International Equity  —  25 .3%
iShares Core MSCI Emerging Markets ETF ....... 104,703 8,126,000
iShares Core MSCI International Developed Markets
ETF ................................ 191,407 17,320,419
Security Shares Value
a
International Equity — 25.3% (continued)
iShares Global Infrastructure ETF .............. 30,750 $ 2,054,408
27,500,827
a
Total Long-Term Investments — 99.8%
(Cost: $ 98,490,200 ) ................................. 108,327,390
a
Short-Term Securities
Money Market Funds  —  5 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 5,199,461 5,201,020
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 214,549 214,549
a
Total Short-Term Securities — 5.0%
(Cost: $ 5,415,050 ) .................................. 5,415,569
Total Investments — 104.8%
(Cost: $ 103,905,250 ) ................................ 113,742,959
Liabilities in Excess of Other Assets — ( 4 .8 ) % ............... (5,243,218)
Net Assets — 100.0% ................................. $ 108,499,741
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 1,708,452 $ 3,493,750
(a)
$ — $ (1,607) $ 425 $ 5,201,020 5,199,461 $ 19,710
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 102,294 112,255
(a)
— — — 214,549 214,549 6,512 —
iShares 0-5 Year
TIPS Bond ETF . 232,807 914,788 (701,285) (6,811) (5,982) 433,517 4,277 28,936 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 1,398,079 2,757,251 (211,325) 8,166 (168,075) 3,784,096 78,934 111,195 —
iShares 10-20 Year
Treasury Bond
ETF ......... 697,200 1,505,309 (1,933,235) (39,977) (13,627) 215,670 2,234 55,195 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 2,148,093 3,001,565 (1,417,646) (6,262) (40,437) 3,685,313 70,654 152,556 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 1,402,256 2,174,891 (1,020,830) (9,848) (55,373) 2,491,096 47,640 109,217 —

iShares
®
LifePath
®
Target Date 2035 ETF
Schedule of Investments
(continued)
July 31, 2026
9
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
Emerging Markets
ETF ......... $ 3,072,969 $ 5,012,353 $ (1,134,635) $ 159,849 $ 1,015,464 $ 8,126,000 104,703 $ 130,502 $ —
iShares Core MSCI
International
Developed Markets
ETF ......... 7,489,641 9,821,418 (2,001,215) 229,489 1,781,086 17,320,419 191,407 428,842 —
iShares Core U.S.
REIT ETF ..... 1,260,449 1,525,953 (572,074) 16,018 357,960 2,588,306 38,125 52,780 —
iShares Global
Infrastructure ETF 844,489 1,345,960 (285,582) 29,174 120,367 2,054,408 30,750 47,828 —
iShares MBS ETF . 4,368,799 6,209,221 (1,718,599) 11,946 (123,135) 8,748,232 94,148 283,058 —
iShares Russell 1000
ETF ......... 17,171,047 24,519,623 (4,299,144) 679,139 3,733,970 41,804,635 102,367 262,650 —
iShares Russell 2000
ETF ......... 525,220 1,053,218 (180,605) 19,463 190,419 1,607,715 5,521 8,506 —
iShares U.S.
Treasury Bond
ETF ......... 6,470,725 10,555,762 (1,272,179) 12,613 (298,938) 15,467,983 688,997 353,281 —
$ — $ 1,101,352 $ 6,494,124
$ 113,742,959
$ 2,050,768 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 108,327,390 $ — $ — $ 108,327,390
Short-Term Securities
Money Market Funds ........................................ 5,415,569 — — 5,415,569
$ 113,742,959 $ — $ — $ 113,742,959

Schedule of Investments
July 31, 2026
iShares
®
LifePath
®
Target Date 2040 ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  48 .7%
iShares Core U.S. REIT ETF ................. 46,004 $ 3,123,211
iShares Russell 1000 ETF ................... 111,999 45,738,152
iShares Russell 2000 ETF ................... 7,476 2,177,011
51,038,374
a
Domestic Fixed Income  —  21 .7%
iShares 0-5 Year TIPS Bond ETF .............. 3,089 313,101
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 74,020 3,548,519
iShares 10-20 Year Treasury Bond ETF .......... 8,625 832,658
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 42,126 2,197,292
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 27,993 1,463,754
iShares MBS ETF ........................ 61,711 5,734,186
iShares U.S. Treasury Bond ETF .............. 386,043 8,666,665
22,756,175
a
International Equity  —  29 .4%
iShares Core MSCI Emerging Markets ETF ....... 117,375 9,109,474
iShares Core MSCI International Developed Markets
ETF ................................ 214,629 19,421,778
Security Shares Value
a
International Equity — 29.4% (continued)
iShares Global Infrastructure ETF .............. 34,370 $ 2,296,260
30,827,512
a
Total Long-Term Investments — 99.8%
(Cost: $ 92,818,755 ) ................................. 104,622,061
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 170,798 170,849
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 212,988 212,988
a
Total Short-Term Securities — 0.4%
(Cost: $ 383,820 ) ................................... 383,837
Total Investments — 100.2%
(Cost: $ 93,202,575 ) ................................. 105,005,898
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (233,052)
Net Assets — 100.0% ................................. $ 104,772,846
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,815,207 $ — $ (1,637,714)
(a)
$ (6,653) $ 9 $ 170,849 170,798 $ 17,421
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 69,557 143,431
(a)
— — — 212,988 212,988 5,462 —
iShares 0-5 Year
TIPS Bond ETF 155,685 213,575 (51,892) 179 (4,446) 313,101 3,089 10,917 —
iShares 10+ Year
Investment
Grade Corporate
Bond ETF .... 1,236,770 2,518,862 (45,259) 451 (162,305) 3,548,519 74,020 110,435 —
iShares 10-20 Year
Treasury Bond
ETF ........ 615,702 1,088,920 (814,035) (26,206) (31,723) 832,658 8,625 45,925 —
iShares 1-5 Year
Investment
Grade Corporate
Bond ETF .... 1,009,285 1,736,785 (521,108) (5,320) (22,350) 2,197,292 42,126 80,057 —
iShares 5-10 Year
Investment
Grade Corporate
Bond ETF .... 659,751 1,275,190 (431,089) (9,240) (30,858) 1,463,754 27,993 58,332 —

iShares
®
LifePath
®
Target Date 2040 ETF
Schedule of Investments
(continued)
July 31, 2026
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
MSCI Emerging
Markets ETF .. $ 3,015,655 $ 5,651,640 $ (841,452) $ 54,118 $ 1,229,513 $ 9,109,474 117,375 $ 143,861 $ —
iShares Core MSCI
International
Developed
Markets ETF .. 7,398,174 11,385,941 (1,504,925) 12,357 2,130,231 19,421,778 214,629 476,707 —
iShares Core U.S.
REIT ETF .... 1,317,411 1,971,583 (619,985) (13,989) 468,191 3,123,211 46,004 60,901 —
iShares Global
Infrastructure
ETF ........ 778,025 1,499,453 (132,838) 2,643 148,977 2,296,260 34,370 49,849 —
iShares MBS ETF 2,430,430 4,300,027 (908,207) (9,961) (78,103) 5,734,186 61,711 179,356 —
iShares Russell
1000 ETF .... 16,496,474 26,906,136 (2,326,425) 101,044 4,560,923 45,738,152 111,999 280,215 —
iShares Russell
2000 ETF .... 671,114 1,281,369 (109,918) 2,791 331,655 2,177,011 7,476 12,581 —
iShares U.S.
Treasury Bond
ETF ........ 3,323,847 6,442,390 (913,640) (15,130) (170,802) 8,666,665 386,043 210,532 —
$ — $ 87,084 $ 8,368,912
$ 105,005,898
$ 1,742,551 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 104,622,061 $ — $ — $ 104,622,061
Short-Term Securities
Money Market Funds ........................................ 383,837 — — 383,837
$ 105,005,898 $ — $ — $ 105,005,898

Schedule of Investments
July 31, 2026
iShares
®
LifePath
®
Target Date 2045 ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  55 .0%
iShares Core U.S. REIT ETF ................. 47,356 $ 3,214,999
iShares Russell 1000 ETF ................... 104,438 42,650,390
iShares Russell 2000 ETF ................... 7,733 2,251,850
48,117,239
a
Domestic Fixed Income  —  12 .6%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 58,147 2,787,567
iShares 10-20 Year Treasury Bond ETF
(b)
......... 5,399 521,219
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 16,743 873,315
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 11,682 610,852
iShares MBS ETF ........................ 29,968 2,784,627
iShares U.S. Treasury Bond ETF .............. 151,401 3,398,952
10,976,532
a
International Equity  —  32 .3%
iShares Core MSCI Emerging Markets ETF ....... 113,955 8,844,048
iShares Core MSCI International Developed Markets
ETF ................................ 205,020 18,552,260
Security Shares Value
a
International Equity — 32.3% (continued)
iShares Global Infrastructure ETF .............. 13,040 $ 871,202
28,267,510
a
Total Long-Term Investments — 99.9%
(Cost: $ 76,066,251 ) ................................. 87,361,281
a
Short-Term Securities
Money Market Funds  —  3 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 3,020,190 3,021,097
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 156,455 156,455
a
Total Short-Term Securities — 3.6%
(Cost: $ 3,177,250 ) .................................. 3,177,552
Total Investments — 103.5%
(Cost: $ 79,243,501 ) ................................. 90,538,833
Liabilities in Excess of Other Assets — ( 3 .5 ) % ............... (3,048,311)
Net Assets — 100.0% ................................. $ 87,490,522
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 1,982,259 $ 1,037,986
(a)
$ — $ 638 $ 214 $ 3,021,097 3,020,190 $ 25,822
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 50,912 105,543
(a)
— — — 156,455 156,455 4,534 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 1,110,348 1,966,582 (165,481) 9,114 (132,996) 2,787,567 58,147 93,133 —
iShares 10-20 Year
Treasury Bond
ETF ......... 345,485 615,680 (409,244) (8,509) (22,193) 521,219 5,399 25,151 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 418,250 735,777 (270,249) (1,090) (9,373) 873,315 16,743 32,271 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 278,772 493,231 (146,710) (244) (14,197) 610,852 11,682 22,561 —
iShares Core MSCI
Emerging Markets
ETF ......... 3,199,782 5,333,665 (968,968) 129,097 1,150,472 8,844,048 113,955 144,843 —

iShares
®
LifePath
®
Target Date 2045 ETF
Schedule of Investments
(continued)
July 31, 2026
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ 7,812,244 $ 10,946,199 $ (2,432,317) $ 205,597 $ 2,020,537 $ 18,552,260 205,020 $ 475,173 $ —
iShares Core U.S.
REIT ETF ..... 1,426,239 2,080,541 (759,620) 8,485 459,354 3,214,999 47,356 64,352 —
iShares Global
Infrastructure ETF 174,640 675,049 (21,820) 3,524 39,809 871,202 13,040 15,320 —
iShares MBS ETF . 1,281,481 2,148,965 (608,289) 3,108 (40,638) 2,784,627 29,968 90,744 —
iShares Russell 1000
ETF ......... 16,849,739 24,343,949 (3,155,203) 616,077 3,995,828 42,650,390 104,438 272,631 —
iShares Russell 2000
ETF ......... 921,438 1,290,280 (373,672) 26,002 387,802 2,251,850 7,733 15,893 —
iShares U.S.
Treasury Bond
ETF ......... 1,353,249 2,845,621 (726,561) (4,276) (69,081) 3,398,952 151,401 87,669 —
$ — $ 987,523 $ 7,765,538
$ 90,538,833
$ 1,370,097 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 87,361,281  $ —  $ —  $ 87,361,281
Short-Term Securities
Money Market Funds ........................................ 3,177,552  —  —  3,177,552
$ 90,538,833  $ —  $ —  $ 90,538,833

Schedule of Investments
July 31, 2026
iShares
®
LifePath
®
Target Date 2050 ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  59 .2%
iShares Core U.S. REIT ETF ................. 33,129 $ 2,249,128
iShares Russell 1000 ETF ................... 109,948 44,900,563
iShares Russell 2000 ETF ................... 8,857 2,579,158
49,728,849
a
Domestic Fixed Income  —  5 .8%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 69,772 3,344,870
iShares 10-20 Year Treasury Bond ETF
(b)
......... 4,319 416,956
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 9,322 486,236
iShares 5-10 Year Investment Grade Corporate Bond
ETF
(b)
............................... 6,248 326,708
iShares U.S. Treasury Bond ETF .............. 14,906 334,640
4,909,410
a
International Equity  —  34 .8%
iShares Core MSCI Emerging Markets ETF ....... 121,364 9,419,060
iShares Core MSCI International Developed Markets
ETF ................................ 219,073 19,823,916
29,242,976
a
Total Long-Term Investments — 99.8%
(Cost: $ 71,172,870 ) ................................. 83,881,235
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  3 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 2,970,246 $ 2,971,137
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 137,461 137,461
a
Total Short-Term Securities — 3.7%
(Cost: $ 3,108,322 ) .................................. 3,108,598
Total Investments — 103.5%
(Cost: $ 74,281,192 ) ................................. 86,989,833
Liabilities in Excess of Other Assets — ( 3 .5 ) % ............... (2,963,670)
Net Assets — 100.0% ................................. $ 84,026,163
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 2,318,008 $ 652,459
(a)
$ — $ 410 $ 260 $ 2,971,137 2,970,246 $ 18,459
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 36,324 101,137
(a)
— — — 137,461 137,461 4,062 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 1,249,447 2,459,851 (205,826) (10,232) (148,370) 3,344,870 69,772 110,798 —
iShares 10-20 Year
Treasury Bond
ETF ......... 155,559 403,720 (122,201) (3,053) (17,069) 416,956 4,319 12,733 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 188,258 710,959 (409,853) (2,279) (849) 486,236 9,322 9,461 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 125,487 492,966 (286,227) (2,338) (3,180) 326,708 6,248 6,689 —
iShares Core MSCI
Emerging Markets
ETF ......... 3,260,414 5,486,101 (635,165) 16,540 1,291,170 9,419,060 121,364 151,566 —

iShares
®
LifePath
®
Target Date 2050 ETF
Schedule of Investments
(continued)
July 31, 2026
15
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ 7,931,405 $ 11,526,452 $ (1,937,953) $ (30,216) $ 2,334,228 $ 19,823,916 219,073 $ 502,041 $ —
iShares Core U.S.
REIT ETF ..... 782,908 1,404,399 (239,498) (9,295) 310,614 2,249,128 33,129 38,009 —
iShares MBS ETF
(c)
— 1,283,035 (1,269,809) (13,226) — — — 13,244 —
iShares Russell 1000
ETF ......... 16,875,443 24,128,968 (770,468) 2,959 4,663,661 44,900,563 109,948 275,006 —
iShares Russell 2000
ETF ......... 1,084,664 1,488,322 (467,584) (9,292) 483,048 2,579,158 8,857 18,292 —
iShares U.S.
Treasury Bond
ETF ......... 62,481 328,144 (51,071) (523) (4,391) 334,640 14,906 4,160 —
$ — $ (60,545) $ 8,909,122
$ 86,989,833
$ 1,164,520 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 83,881,235 $ — $ — $ 83,881,235
Short-Term Securities
Money Market Funds ........................................ 3,108,598 — — 3,108,598
$ 86,989,833 $ — $ — $ 86,989,833

Schedule of Investments
July 31, 2026
iShares
®
LifePath
®
Target Date 2055 ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  61 .1%
iShares Core U.S. REIT ETF ................. 10,878 $ 738,507
iShares Russell 1000 ETF ................... 78,871 32,209,340
iShares Russell 2000 ETF
(b)
.................. 6,386 1,859,603
34,807,450
a
Domestic Fixed Income  —  2 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 23,529 1,127,980
a
International Equity  —  36 .7%
iShares Core MSCI Emerging Markets ETF ....... 86,694 6,728,321
iShares Core MSCI International Developed Markets
ETF ................................ 157,169 14,222,223
20,950,544
a
Total Long-Term Investments — 99.8%
(Cost: $ 47,917,987 ) ................................. 56,885,974
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  3 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 1,893,689 $ 1,894,257
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 82,555 82,555
a
Total Short-Term Securities — 3.5%
(Cost: $ 1,976,634 ) .................................. 1,976,812
Total Investments — 103.3%
(Cost: $ 49,894,621 ) ................................. 58,862,786
Liabilities in Excess of Other Assets — ( 3 .3 ) % ............... (1,888,936)
Net Assets — 100.0% ................................. $ 56,973,850
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 1,165,116 $ 729,586
(a)
$ — $ (601) $ 156 $ 1,894,257 1,893,689 $ 11,659
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 21,988 60,567
(a)
— — — 82,555 82,555 2,640 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 372,379 817,949 (10,858) (765) (50,725) 1,127,980 23,529 35,095 —
iShares Core MSCI
Emerging Markets
ETF ......... 2,419,595 3,783,855 (468,325) 19,132 974,064 6,728,321 86,694 111,793 —
iShares Core MSCI
International
Developed Markets
ETF ......... 5,866,294 8,109,932 (1,426,526) (24,461) 1,696,984 14,222,223 157,169 370,930 —
iShares Core U.S.
REIT ETF ..... 285,483 418,015 (69,098) (1,557) 105,664 738,507 10,878 13,304 —
iShares Russell 1000
ETF ......... 12,467,097 16,576,830 (308,713) 1,109 3,473,017 32,209,340 78,871 205,471 —
iShares Russell 2000
ETF ......... 850,136 1,060,296 (427,361) 1,298 375,234 1,859,603 6,386 14,495 —
$ — $ (5,845) $ 6,574,394
$ 58,862,786
$ 765,387 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2055 ETF
Schedule of Investments
(continued)
July 31, 2026
17
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 56,885,974  $ —  $ —  $ 56,885,974
Short-Term Securities
Money Market Funds ........................................ 1,976,812  —  —  1,976,812
$ 58,862,786  $ —  $ —  $ 58,862,786

Schedule of Investments
July 31, 2026
iShares
®
LifePath
®
Target Date 2060 ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  61 .6%
iShares Core U.S. REIT ETF ................. 5,771 $ 391,793
iShares Russell 1000 ETF ................... 55,210 22,546,661
iShares Russell 2000 ETF ................... 4,546 1,323,795
24,262,249
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 8,093 387,978
a
International Equity  —  37 .2%
iShares Core MSCI Emerging Markets ETF ....... 60,961 4,731,183
iShares Core MSCI International Developed Markets
ETF ................................ 109,962 9,950,461
14,681,644
a
Total Long-Term Investments — 99.8%
(Cost: $ 32,870,535 ) ................................. 39,331,871
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 354,037 $ 354,143
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 58,060 58,060
a
Total Short-Term Securities — 1.1%
(Cost: $ 412,183 ) ................................... 412,203
Total Investments — 100.9%
(Cost: $ 33,282,718 ) ................................. 39,744,074
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (348,977)
Net Assets — 100.0% ................................. $ 39,395,097
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 557,814 $ — $ (203,808)
(a)
$ 123 $ 14 $ 354,143 354,037 $ 7,931
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 17,326 40,734
(a)
— — — 58,060 58,060 1,796 —
iShares 10+ Year
Investment
Grade Corporate
Bond ETF .... 164,054 254,132 (13,016) (816) (16,376) 387,978 8,093 12,709 —
iShares Core
MSCI Emerging
Markets ETF .. 1,812,132 2,514,559 (272,219) 13,702 663,009 4,731,183 60,961 76,178 —
iShares Core MSCI
International
Developed
Markets ETF .. 4,425,881 5,317,742 (948,152) (18,299) 1,173,289 9,950,461 109,962 252,004 —
iShares Core U.S.
REIT ETF .... 180,912 221,444 (66,361) (1,106) 56,904 391,793 5,771 7,438 —
iShares Russell
1000 ETF .... 9,438,119 10,922,088 (165,844) 1,340 2,350,958 22,546,661 55,210 140,802 —
iShares Russell
2000 ETF .... 653,343 678,526 (270,089) 3,060 258,955 1,323,795 4,546 9,966 —
$ — $ (1,996) $ 4,486,753
$ 39,744,074
$ 508,824 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2060 ETF
Schedule of Investments
(continued)
July 31, 2026
19
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 39,331,871  $ —  $ —  $ 39,331,871
Short-Term Securities
Money Market Funds ........................................ 412,203  —  —  412,203
$ 39,744,074  $ —  $ —  $ 39,744,074

Schedule of Investments
July 31, 2026
iShares
®
LifePath
®
Target Date 2065 ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  61 .6%
iShares Core U.S. REIT ETF ................. 3,926 $ 266,536
iShares Russell 1000 ETF ................... 37,575 15,344,879
iShares Russell 2000 ETF ................... 3,093 900,682
16,512,097
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 5,507 264,006
a
International Equity  —  37 .3%
iShares Core MSCI Emerging Markets ETF ....... 41,481 3,219,340
iShares Core MSCI International Developed Markets
ETF ................................ 74,824 6,770,823
9,990,163
a
Total Long-Term Investments — 99.9%
(Cost: $ 22,102,079 ) ................................. 26,766,266
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 237,360 $ 237,432
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 38,956 38,956
a
Total Short-Term Securities — 1.0%
(Cost: $ 276,364 ) ................................... 276,388
Total Investments — 100.9%
(Cost: $ 22,378,443 ) ................................. 27,042,654
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (235,472)
Net Assets — 100.0% ................................. $ 26,807,182
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 85,475 $ 151,910
(a)
$ — $ 25 $ 22 $ 237,432 237,360 $ 4,810
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 12,907 26,049
(a)
— — — 38,956 38,956 1,315 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 123,028 177,105 (23,529) 1,081 (13,679) 264,006 5,507 9,483 —
iShares Core MSCI
Emerging Markets
ETF ......... 1,358,752 1,699,462 (362,785) 71,258 452,653 3,219,340 41,481 57,888 —
iShares Core MSCI
International
Developed Markets
ETF ......... 3,318,624 3,673,896 (1,094,795) 102,019 771,079 6,770,823 74,824 189,543 —
iShares Core U.S.
REIT ETF ..... 135,656 152,747 (61,721) (643) 40,497 266,536 3,926 5,686 —
iShares Russell 1000
ETF ......... 7,077,113 7,444,035 (964,573) 305,568 1,482,736 15,344,879 37,575 107,512 —
iShares Russell 2000
ETF ......... 489,898 475,589 (263,678) 18,934 179,939 900,682 3,093 7,648 —
$ — $ 498,242 $ 2,913,247
$ 27,042,654
$ 383,885 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2065 ETF
Schedule of Investments
(continued)
July 31, 2026
21
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 26,766,266 $ — $ — $ 26,766,266
Short-Term Securities
Money Market Funds ........................................ 276,388 — — 276,388
$ 27,042,654 $ — $ — $ 27,042,654

Schedule of Investments
July 31, 2026
iShares
®
LifePath
®
Target Date 2070 ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  61 .6%
iShares Core U.S. REIT ETF ................. 2,193 $ 148,883
iShares Russell 1000 ETF ................... 20,999 8,575,572
iShares Russell 2000 ETF ................... 1,728 503,194
9,227,649
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 3,077 147,511
a
International Equity  —  37 .2%
iShares Core MSCI Emerging Markets ETF ....... 23,182 1,799,155
iShares Core MSCI International Developed Markets
ETF ................................ 41,817 3,784,020
5,583,175
a
Total Long-Term Investments — 99.8%
(Cost: $ 13,199,821 ) ................................. 14,958,335
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 137,103 $ 137,144
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 22,536 22,536
a
Total Short-Term Securities — 1.1%
(Cost: $ 159,667 ) ................................... 159,680
Total Investments — 100.9%
(Cost: $ 13,359,488 ) ................................. 15,118,015
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (136,331)
Net Assets — 100.0% ................................. $ 14,981,684
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 37,475 $ 99,733
(a)
$ — $ (75) $ 11 $ 137,144 137,103 $ 1,984
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,786 18,750
(a)
— — — 22,536 22,536 554 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 37,083 122,008 (4,918) (202) (6,460) 147,511 3,077 4,104 —
iShares Core MSCI
Emerging Markets
ETF ......... 409,942 1,274,263 (100,783) 6,441 209,292 1,799,155 23,182 26,482 —
iShares Core MSCI
International
Developed Markets
ETF ......... 1,001,268 2,765,560 (348,572) (7,179) 372,943 3,784,020 41,817 89,191 —
iShares Core U.S.
REIT ETF ..... 40,887 115,390 (26,561) (496) 19,663 148,883 2,193 2,385 —
iShares Russell 1000
ETF ......... 2,135,223 5,682,046 (41,849) 662 799,490 8,575,572 20,999 45,344 —
iShares Russell 2000
ETF ......... 147,869 365,544 (96,159) 1,050 84,890 503,194 1,728 3,188 —
$ — $ 201 $ 1,479,829
$ 15,118,015
$ 173,232 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2070 ETF
Schedule of Investments
(continued)
July 31, 2026
23
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 14,958,335 $ — $ — $ 14,958,335
Short-Term Securities
Money Market Funds ........................................ 159,680 — — 159,680
$ 15,118,015 $ — $ — $ 15,118,015

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
July 31, 2026
See notes to financial statements.
iShares
LifePath Retirement
ETF
iShares
LifePath Target Date
2030 ETF
iShares
LifePath Target Date
2035 ETF
iShares
LifePath Target Date
2040 ETF
iShares
LifePath Target Date
2045 ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................... $ 58,181,841  $ 77,394,377  $ 113,742,959  $ 105,005,898  $ 90,538,833
Receivables:
Investments sold .................................... 393,124  1,242,594  2,236,890  1,624,429  1,208,431
Securities lending income — affiliated ...................... 359  769  1,318  878  1,089
Dividends — affiliated ................................. 540  453  644  531  450
Total assets .........................................
58,575,864  78,638,193  115,981,811  106,631,736  91,748,803
LIABILITIES
Collateral on securities loaned ............................. —  1,552,162  5,202,737  177,903  3,021,336
Payables:
Investments purchased ................................ 258,557  1,263,017  2,279,333  1,680,987  1,236,945
Total liabilities ........................................
258,557  2,815,179  7,482,070  1,858,890  4,258,281
Commitments and contingent liabilities
NET ASSETS ........................................
$ 58,317,307  $ 75,823,014  $ 108,499,741  $ 104,772,846  $ 87,490,522
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 55,615,695  $ 70,313,912  $ 97,701,782  $ 92,104,503  $ 75,610,875
Accumulated earnings .................................. 2,701,612  5,509,102  10,797,959  12,668,343  11,879,647
NET ASSETS ........................................
$ 58,317,307  $ 75,823,014  $ 108,499,741  $ 104,772,846  $ 87,490,522
NET ASSET VALUE
Shares outstanding .................................... 1,841,078  2,180,000  2,980,000  2,740,000  2,200,000
Net asset value ....................................... $ 31.68  $ 34.78  $ 36.41  $ 38.24  $ 39.77
Shares authorized ..................................... Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ........................................... None None None None None
(a)
Securities loaned, at value ............................. $ —  $ 1,516,965  $ 5,029,829  $ 172,296  $ 2,867,307
(b)
Investments, at cost — affiliated .......................... $ 55,553,689  $ 72,772,412  $ 103,905,250  $ 93,202,575  $ 79,243,501

Statements of Assets and Liabilities
(continued)
July 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
LifePath Target Date
2050 ETF
iShares
LifePath Target Date
2055 ETF
iShares
LifePath Target Date
2060 ETF
iShares
LifePath Target Date
2065 ETF
iShares
LifePath Target Date
2070 ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................... $ 86,989,833  $ 58,862,786  $ 39,744,074  $ 27,042,654  $ 15,118,015
Receivables:
Investments sold .................................... 1,214,220  569,844  393,589  268,183  149,745
Securities lending income — affiliated ...................... 1,080  764  342  267  166
Dividends — affiliated ................................. 403  245  169  119  65
Total assets .........................................
88,205,536  59,433,639  40,138,174  27,311,223  15,267,991
LIABILITIES
Collateral on securities loaned ............................. 2,971,042  1,895,458  354,555  237,743  137,212
Payables:
Investments purchased ................................ 1,208,331  564,331  388,522  266,298  149,095
Total liabilities ........................................
4,179,373  2,459,789  743,077  504,041  286,307
Commitments and contingent liabilities
NET ASSETS ........................................
$ 84,026,163  $ 56,973,850  $ 39,395,097  $ 26,807,182  $ 14,981,684
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 70,857,669  $ 47,657,172  $ 32,702,278  $ 21,969,234  $ 13,126,494
Accumulated earnings .................................. 13,168,494  9,316,678  6,692,819  4,837,948  1,855,190
NET ASSETS ........................................
$ 84,026,163  $ 56,973,850  $ 39,395,097  $ 26,807,182  $ 14,981,684
NET ASSET VALUE
Shares outstanding .................................... 2,040,000  1,360,000  940,000  640,000  460,000
Net asset value ....................................... $ 41.19  $ 41.89  $ 41.91  $ 41.89  $ 32.57
Shares authorized ..................................... Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ........................................... None None None None None
(a)
Securities loaned, at value ............................. $ 2,882,001  $ 1,850,023  $ 345,408  $ 232,269  $ 133,849
(b)
Investments, at cost — affiliated .......................... $ 74,281,192  $ 49,894,621  $ 33,282,718  $ 22,378,443  $ 13,359,488

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2026
See notes to financial statements.
iShares
LifePath Retirement
ETF
iShares
LifePath Target Date
2030 ETF
iShares
LifePath Target Date
2035 ETF
iShares
LifePath Target Date
2040 ETF
iShares
LifePath Target Date
2045 ETF
INVESTMENT INCOME
Dividends — affiliated ............................... $ 1,369,409  $ 1,625,296  $ 2,031,058  $ 1,725,130  $ 1,344,275
Interest — unaffiliated ............................... 6  29  18  16  13
Securities lending income — affiliated — net ................ 6,754  10,231  19,710  17,421  25,822
Total investment income ...............................
1,376,169  1,635,556  2,050,786  1,742,567  1,370,110
EXPENSES
Interest expense .................................. 29  —  —  —  —
Total expenses ..................................... 29  —  —  —  —
Net investment income ................................
1,376,140  1,635,556  2,050,786  1,742,567  1,370,110
—  —  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ............................ 114,260  (52,970) (111,055) (88,010) (43,048)
In-kind redemptions — affiliated
(a)
..................... 807,442  1,417,538  1,212,407  175,094  1,030,571
921,702  1,364,568  1,101,352  87,084  987,523
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................ 1,383,865  2,691,516  6,494,124  8,368,912  7,765,538
1,383,865  2,691,516  6,494,124  8,368,912  7,765,538
Net realized and unrealized gain .........................
2,305,567  4,056,084  7,595,476  8,455,996  8,753,061
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 3,681,707  $ 5,691,640  $ 9,646,262  $ 10,198,563  $ 10,123,171
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended July 31, 2026
Statements of Operations
See notes to financial statements.
iShares
LifePath Target Date
2050 ETF
iShares
LifePath Target Date
2055 ETF
iShares
LifePath Target Date
2060 ETF
iShares
LifePath Target Date
2065 ETF
iShares
LifePath Target Date
2070 ETF
INVESTMENT INCOME
Dividends — affiliated ................................ $ 1,146,061  $ 753,728  $ 500,893  $ 379,075  $ 171,248
Interest — unaffiliated ................................ 15  3  2  1  —
Securities lending income — affiliated — net ................. 18,459  11,659  7,931  4,810  1,984
Total investment income ................................
1,164,535  765,390  508,826  383,886  173,232
EXPENSES
Total expenses ...................................... —  —  —  —  —
Net investment income .................................
1,164,535  765,390  508,826  383,886  173,232
—  —  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ............................. (60,545) (5,845) (1,996) 12,229  201
In-kind redemptions — affiliated
(a)
...................... —  —  —  486,013  —
(60,545) (5,845) (1,996) 498,242  201
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................. 8,909,122  6,574,394  4,486,753  2,913,247  1,479,829
8,909,122  6,574,394  4,486,753  2,913,247  1,479,829
Net realized and unrealized gain ..........................
8,848,577  6,568,549  4,484,757  3,411,489  1,480,030
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .
$ 10,013,112  $ 7,333,939  $ 4,993,583  $ 3,795,375  $ 1,653,262
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
LifePath Retirement ETF
iShares
LifePath Target Date 2030 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 1,376,140  $ 377,751  $ 1,635,556  $ 523,384
Net realized gain ............................................. 921,702  74,467  1,364,568  99,905
Net change in unrealized appreciation (depreciation) ..................... 1,383,865  590,771  2,691,516  1,218,517
Net increase in net assets resulting from operations ........................
3,681,707  1,042,989  5,691,640  1,841,806
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(1,371,811) (391,462) (958,315) (310,934)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
31,078,640  20,320,000  40,162,585  19,416,071
NET ASSETS
Total increase in net assets ........................................ 33,388,536  20,971,527  44,895,910  20,946,943
Beginning of year ...............................................
24,928,771  3,957,244  30,927,104  9,980,161
End of year ...................................................
$ 58,317,307  $ 24,928,771  $ 75,823,014  $ 30,927,104
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2035 ETF
iShares
LifePath Target Date 2040 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 2,050,786  $ 708,361  $ 1,742,567  $ 619,549
Net realized gain (loss) ......................................... 1,101,352  (13,195) 87,084  20,212
Net change in unrealized appreciation (depreciation) ..................... 6,494,124  2,238,956  8,368,912  2,530,256
Net increase in net assets resulting from operations ........................
9,646,262  2,934,122  10,198,563  3,170,017
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(1,306,094) (414,192) (1,078,096) (333,453)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
52,969,030  31,589,819  56,474,162  24,300,539
NET ASSETS
Total increase in net assets ........................................ 61,309,198  34,109,749  65,594,629  27,137,103
Beginning of year ...............................................
47,190,543  13,080,794  39,178,217  12,041,114
End of year ...................................................
$ 108,499,741  $ 47,190,543  $ 104,772,846  $ 39,178,217
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2045 ETF
iShares
LifePath Target Date 2050 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 1,370,110  $ 540,123  $ 1,164,535  $ 483,131
Net realized gain (loss) ......................................... 987,523  12,765  (60,545) 14,579
Net change in unrealized appreciation (depreciation) ..................... 7,765,538  2,531,837  8,909,122  2,781,500
Net increase in net assets resulting from operations ........................
10,123,171  3,084,725  10,013,112  3,279,210
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(941,910) (315,072) (784,594) (310,847)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
43,087,118  20,263,088  43,045,285  15,880,663
NET ASSETS
Total increase in net assets ........................................ 52,268,379  23,032,741  52,273,803  18,849,026
Beginning of year ...............................................
35,222,143  12,189,402  31,752,360  12,903,334
End of year ...................................................
$ 87,490,522  $ 35,222,143  $ 84,026,163  $ 31,752,360
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2055 ETF
iShares
LifePath Target Date 2060 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 765,390  $ 317,759  $ 508,826  $ 211,421
Net realized gain (loss) ......................................... (5,845) 231,369  (1,996) (40,157)
Net change in unrealized appreciation (depreciation) ..................... 6,574,394  1,588,478  4,486,753  1,350,658
Net increase in net assets resulting from operations ........................
7,333,939  2,137,606  4,993,583  1,521,922
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(519,259) (198,253) (361,772) (125,053)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
27,876,686  12,338,776  18,071,921  10,368,846
NET ASSETS
Total increase in net assets ........................................ 34,691,366  14,278,129  22,703,732  11,765,715
Beginning of year ...............................................
22,282,484  8,004,355  16,691,365  4,925,650
End of year ...................................................
$ 56,973,850  $ 22,282,484  $ 39,395,097  $ 16,691,365
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2065 ETF
iShares
LifePath Target Date 2070 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Period From
11/12/24
(a)
to 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 383,886  $ 173,570  $ 173,232  $ 43,049
Net realized gain (loss) ......................................... 498,242  (35,255) 201  (5,611)
Net change in unrealized appreciation (depreciation) ..................... 2,913,247  1,116,596  1,479,829  278,698
Net increase in net assets resulting from operations ........................
3,795,375  1,254,911  1,653,262  316,136
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(281,612) (115,849) (98,326) (15,882)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
10,777,728  6,450,995  9,650,671  3,475,823
NET ASSETS
Total increase in net assets ........................................ 14,291,491  7,590,057  11,205,607  3,776,077
Beginning of period .............................................
12,515,691  4,925,634  3,776,077  —
End of period .................................................
$ 26,807,182  $ 12,515,691  $ 14,981,684  $ 3,776,077
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Retirement ETF
Year Ended
07/31/26
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................
$ 29.64  $ 28.27  $ 25.00
Net investment income
(b)
.............................................................. 0 .98  0 .89  0 .62
Net realized and unrealized gain
(c)
........................................................
2 .04  1 .39  3 .26
Net increase from investment operations .....................................................
3 .02  2 .28  3 .88
Distributions from net investment income
(d)
.................................................... ( 0 .98 ) ( 0 .91 ) ( 0 .61 )
Net asset value, end of period ...........................................................
$ 31.68  $ 29.64  $ 28.27
Total Return
(e)
– – –
Based on net asset value ...............................................................
10.30% 8 .25% 15.65%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses ......................................................................
0 .00%
(h)
0 .00% 0 .00%
(i)
Net investment income .................................................................
3 .15% 3 .12% 2 .90%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................
$ 58,317  $ 24,929  $ 3,957
Portfolio turnover rate
(j)
.................................................................
12% 18% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Amount is less than 0.005%.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2030 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .......................................................
$ 31.56  $ 29.35  $ 25.00
Net investment income
(b)
............................................................... 1 .02  0 .89  0 .62
Net realized and unrealized gain
(c)
.........................................................
2 .87  1 .90  3 .90
Net increase from investment operations ......................................................
3 .89  2 .79  4 .52
Distributions from net investment income
(d)
..................................................... ( 0 .67 ) ( 0 .58 ) ( 0 .17 )
Net asset value, end of period ............................................................
$ 34.78  $ 31.56  $ 29.35
Total Return
(e)
– – –
Based on net asset value ................................................................
12.47% 9 .62% 18.15%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses .......................................................................
0 .00% 0 .00% 0 .00%
(h)
Net investment income ..................................................................
3 .03% 2 .95% 2 .83%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................
$ 75,823  $ 30,927  $ 9,980
Portfolio turnover rate
(i)
..................................................................
14% 24% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2035 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .......................................................
$ 32.32  $ 29.73  $ 25.00
Net investment income
(b)
............................................................... 0 .94  0 .85  0 .61
Net realized and unrealized gain
(c)
.........................................................
3 .84  2 .32  4 .35
Net increase from investment operations ......................................................
4 .78  3 .17  4 .96
Distributions
(d)
– – –
From net investment income ............................................................ ( 0 .69 ) ( 0 .57 ) ( 0 .23 )
From net realized gains ................................................................ —  ( 0 .01 ) —
Total distributions .....................................................................
( 0 .69 ) ( 0 .58 ) ( 0 .23 )
Net asset value, end of period ............................................................
$ 36.41  $ 32.32  $ 29.73
Total Return
(e)
– – –
Based on net asset value ................................................................
14.92% 10.81% 19.92%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses .......................................................................
0 .00% 0 .00% 0 .00%
(h)
Net investment income ..................................................................
2 .69% 2 .79% 2 .75%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................
$ 108,500  $ 47,191  $ 13,081
Portfolio turnover rate
(i)
..................................................................
15% 19% 8%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2040 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .......................................................
$ 33.20  $ 30.10  $ 25.00
Net investment income
(b)
............................................................... 0 .89  0 .80  0 .55
Net realized and unrealized gain
(c)
.........................................................
4 .79  2 .78  4 .79
Net increase from investment operations ......................................................
5 .68  3 .58  5 .34
Distributions from net investment income
(d)
..................................................... ( 0 .64 ) ( 0 .48 ) ( 0 .24 )
Net asset value, end of period ............................................................
$ 38.24  $ 33.20  $ 30.10
Total Return
(e)
– – –
Based on net asset value ................................................................
17.26% 12.01% 21.49%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses .......................................................................
0 .00% 0 .00% 0 .00%
(h)
Net investment income ..................................................................
2 .46% 2 .55% 2 .45%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................
$ 104,773  $ 39,178  $ 12,041
Portfolio turnover rate
(i)
..................................................................
12% 17% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2045 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .......................................................
$ 33.87  $ 30.47  $ 25.00
Net investment income
(b)
............................................................... 0 .85  0 .77  0 .54
Net realized and unrealized gain
(c)
.........................................................
5 .72  3 .14  5 .17
Net increase from investment operations ......................................................
6 .57  3 .91  5 .71
Distributions from net investment income
(d)
..................................................... ( 0 .67 ) ( 0 .51 ) ( 0 .24 )
Net asset value, end of period ............................................................
$ 39.77  $ 33.87  $ 30.47
Total Return
(e)
– – –
Based on net asset value ................................................................
19.60% 12.96% 22.96%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses .......................................................................
0 .00% 0 .00% 0 .00%
(h)
Net investment income ..................................................................
2 .28% 2 .44% 2 .41%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................
$ 87,491  $ 35,222  $ 12,189
Portfolio turnover rate
(i)
..................................................................
11% 16% 5%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2050 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .......................................................
$ 34.51  $ 30.72  $ 25.00
Net investment income
(b)
............................................................... 0 .81  0 .72  0 .54
Net realized and unrealized gain
(c)
.........................................................
6 .48  3 .56  5 .41
Net increase from investment operations ......................................................
7 .29  4 .28  5 .95
Distributions from net investment income
(d)
..................................................... ( 0 .61 ) ( 0 .49 ) ( 0 .23 )
Net asset value, end of period ............................................................
$ 41.19  $ 34.51  $ 30.72
Total Return
(e)
– – –
Based on net asset value ................................................................
21.30% 14.08% 23.94%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses .......................................................................
0 .00% 0 .00% 0 .00%
(h)
Net investment income ..................................................................
2 .11% 2 .23% 2 .37%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................
$ 84,026  $ 31,752  $ 12,903
Portfolio turnover rate
(i)
..................................................................
11% 17% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2055 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................
$ 34.82  $ 30.79  $ 25.00
Net investment income
(b)
.............................................................. 0 .77  0 .71  0 .49
Net realized and unrealized gain
(c)
........................................................
6 .90  3 .77  5 .53
Net increase from investment operations .....................................................
7 .67  4 .48  6 .02
Distributions
(d)
– – –
From net investment income ........................................................... ( 0 .60 ) ( 0 .44 ) ( 0 .23 )
From net realized gains ............................................................... —  ( 0 .01 ) —
Total distributions ....................................................................
( 0 .60 ) ( 0 .45 ) ( 0 .23 )
Net asset value, end of period ...........................................................
$ 41.89  $ 34.82  $ 30.79
Total Return
(e)
– – –
Based on net asset value ...............................................................
22.24% 14.71% 24.18%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses ......................................................................
0 .00% 0 .00%
(h)
0 .00%
(i)
Net investment income .................................................................
1 .98% 2 .20% 2 .18%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................
$ 56,974  $ 22,282  $ 8,004
Portfolio turnover rate
(j)
.................................................................
7% 12% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Amount is less than 0.005%.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

40
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2060 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .......................................................
$ 34.77  $ 30.79  $ 25.00
Net investment income
(b)
............................................................... 0 .75  0 .73  0 .51
Net realized and unrealized gain
(c)
.........................................................
6 .99  3 .77  5 .51
Net increase from investment operations ......................................................
7 .74  4 .50  6 .02
Distributions
(d)
– – –
From net investment income ............................................................ ( 0 .60 ) ( 0 .49 ) ( 0 .23 )
From net realized gains ................................................................ —  ( 0 .03 ) —
Total distributions .....................................................................
( 0 .60 ) ( 0 .52 ) ( 0 .23 )
Net asset value, end of period ............................................................
$ 41.91  $ 34.77  $ 30.79
Total Return
(e)
– – –
Based on net asset value ................................................................
22.44% 14.82% 24.18%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses .......................................................................
0 .00% 0 .00% 0 .00%
(h)
Net investment income ..................................................................
1 .92% 2 .27% 2 .30%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................
$ 39,395  $ 16,691  $ 4,926
Portfolio turnover rate
(i)
..................................................................
7% 12% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

41
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2065 ETF
Year Ended
07/31/26
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................
$ 34.77  $ 30.79  $ 25.00
Net investment income
(b)
.............................................................. 0 .76  0 .69  0 .49
Net realized and unrealized gain
(c)
........................................................
6 .97  3 .82  5 .53
Net increase from investment operations .....................................................
7 .73  4 .51  6 .02
Distributions
(d)
– – –
From net investment income ........................................................... ( 0 .61 ) ( 0 .51 ) ( 0 .23 )
From net realized gains ............................................................... —  ( 0 .02 ) —
Total distributions ....................................................................
( 0 .61 ) ( 0 .53 ) ( 0 .23 )
Net asset value, end of period ...........................................................
$ 41.89  $ 34.77  $ 30.79
Total Return
(e)
– – –
Based on net asset value ...............................................................
22.43% 14.82% 24.18%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses ......................................................................
0 .00% 0 .00%
(h)
0 .00%
(i)
Net investment income .................................................................
1 .96% 2 .15% 2 .20%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................
$ 26,807  $ 12,516  $ 4,926
Portfolio turnover rate
(j)
.................................................................
6% 12% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Amount is less than 0.005%.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

42
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2070 ETF
Year Ended
07/31/26
Period From
11/12/24
(a)
to 07/31/25
Net asset value, beginning of period ......................................................................
$ 26.97  $ 25.00
Net investment income
(b)
.............................................................................. 0 .61  0 .44
Net realized and unrealized gain
(c)
........................................................................
5 .40  1 .73
Net increase from investment operations .....................................................................
6 .01  2 .17
Distributions from net investment income
(d)
.................................................................... ( 0 .41 ) ( 0 .20 )
Net asset value, end of period ...........................................................................
$ 32.57  $ 26.97
Total Return
(e)
– –
Based on net asset value ...............................................................................
22.43% 8 .76%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .00% 0 .00%
(h)
Net investment income .................................................................................
2 .00% 2 .46%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 14,982  $ 3,776
Portfolio turnover rate
(i)
.................................................................................
7% 8%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
43
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
Prior Year Reorganization : The Board of iShares LifePath Retirement ETF (the “Acquiring Fund”) and iShares LifePath Target Date 2025 ETF (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Each shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on November 15, 2024.
The reorganization was accomplished by a tax-free exchange of 180,000 shares of the Target Fund at a conversion ratio of 1.00604262 for an initial 181,087 shares of the
Acquiring Fund which was reduced to 181,078 shares due to a cash in lieu payout for any fractional shares.
The Target Fund’s net assets of $5,153,726 were comprised of $4,790,616 paid-in-capital and $363,110 accumulated earnings on November 15, 2024, the valuation date of the reorganization.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $5,691,967. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $10,845,693. The Target Fund’s fair value of investments was $5,150,785 and cost was $4,787,698 prior to the reorganization.
The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on November 18, 2024.
Assuming the reorganization had been completed on August 1, 2024, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended July 31, 2025, were as follows:
• Net investment income (loss): $411,421
• Net realized and change in unrealized gain/loss on investments: $696,613
• Net increase/decrease in net assets resulting from operations: $1,108,034
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since November 18, 2024.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
iShares ETF
Diversification
Classification
LifePath Retirement .......................................................................................................... Diversified
LifePath Target Date 2030 ..................................................................................................... Diversified
LifePath Target Date 2035 ..................................................................................................... Diversified
LifePath Target Date 2040 ..................................................................................................... Diversified
LifePath Target Date 2045 ..................................................................................................... Diversified
LifePath Target Date 2050 ..................................................................................................... Diversified
LifePath Target Date 2055 ..................................................................................................... Diversified
LifePath Target Date 2060 ..................................................................................................... Diversified
LifePath Target Date 2065 ..................................................................................................... Diversified
LifePath Target Date 2070 ..................................................................................................... Diversified

Notes to Financial Statements
(continued)
44
2026
iShares Annual Financial Statements and Additional Information
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of BFA, the Funds’
investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
( continued)
45
Notes to Financial Statements
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
LifePath Target Date 2030
Citigroup Global Markets, Inc. ........................................ $ 1,509,247 $ (1,509,247) $ — $ —
J.P. Morgan Securities LLC ......................................... 7,718 (7,718) — —
$ 1,516,965 $ (1,516,965)
$ —
$ —
a
LifePath Target Date 2035
Citigroup Global Markets, Inc. ........................................ 2,421,054 (2,421,054) — —
J.P. Morgan Securities LLC ......................................... 2,580,538 (2,580,538) — —
Wells Fargo Securities LLC ......................................... 28,237 (28,237) — —
$ 5,029,829 $ (5,029,829)
$ —
$ —
a
LifePath Target Date 2040
J.P. Morgan Securities LLC ......................................... 172,296 (170,849) — 1,447
$ 172,296 $ (170,849)
$ —
$ 1,447
a
LifePath Target Date 2045
BNP Paribas SA ................................................. 2,346,088 (2,346,088) — —
Citigroup Global Markets, Inc. ........................................ 521,219 (521,219) — —
$ 2,867,307 $ (2,867,307)
$ —
$ —
a
LifePath Target Date 2050
Citigroup Global Markets, Inc. ........................................ 396,779 (396,779) — —
J.P. Morgan Securities LLC ......................................... 2,485,222 (2,485,222) — —
$ 2,882,001 $ (2,882,001)
$ —
$ —
a
LifePath Target Date 2055
BNP Paribas SA ................................................. 1,059,636 (1,059,636) — —

Notes to Financial Statements
(continued)
46
2026
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rate of 0.00%.
The Funds may incur “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses reflect the Funds’ pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of each Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Citigroup Global Markets, Inc. ........................................ $ 786,024 $ (786,024) $ — $ —
J.P. Morgan Securities LLC ......................................... 4,363 (4,363) — —
$ 1,850,023 $ (1,850,023)
$ —
$ —
a
LifePath Target Date 2060
BNP Paribas SA ................................................. 236,967 (236,967) — —
Citigroup Global Markets, Inc. ........................................ 91,374 (91,374) — —
J.P. Morgan Securities LLC ......................................... 17,067 (17,067) — —
$ 345,408 $ (345,408)
$ —
$ —
a
LifePath Target Date 2065
Citigroup Global Markets, Inc. ........................................ 222,154 (222,154) — —
J.P. Morgan Securities LLC ......................................... 10,115 (10,115) — —
$ 232,269 $ (232,269)
$ —
$ —
a
LifePath Target Date 2070
BNP Paribas SA ................................................. 63,473 (63,473) — —
Citigroup Global Markets, Inc. ........................................ 69,801 (69,801) — —
J.P. Morgan Securities LLC ......................................... 575 (575) — —
$ 133,849 $ (133,849)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)
47
Notes to Financial Statements
a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2026, in-kind transactions were as follows:
iShares ETF Amounts
LifePath Retirement ......................................................................................................... $ 2,396
LifePath Target Date 2030 .................................................................................................... 3,565
LifePath Target Date 2035 .................................................................................................... 6,461
LifePath Target Date 2040 .................................................................................................... 5,570
LifePath Target Date 2045 .................................................................................................... 7,564
LifePath Target Date 2050 .................................................................................................... 5,998
LifePath Target Date 2055 .................................................................................................... 3,566
LifePath Target Date 2060 .................................................................................................... 2,641
LifePath Target Date 2065 .................................................................................................... 1,506
LifePath Target Date 2070 .................................................................................................... 603
iShares ETF Purchases Sales
LifePath Retirement ...................................................................................... $ 5,169,812 $ 5,333,907
LifePath Target Date 2030 ................................................................................. 8,208,308 7,506,040
LifePath Target Date 2035 ................................................................................. 12,587,368 11,809,010
LifePath Target Date 2040 ................................................................................. 9,226,807 8,523,347
LifePath Target Date 2045 ................................................................................. 6,804,061 6,380,567
LifePath Target Date 2050 ................................................................................. 6,762,389 6,395,655
LifePath Target Date 2055 ................................................................................. 2,936,113 2,710,881
LifePath Target Date 2060 ................................................................................. 1,873,197 1,735,681
LifePath Target Date 2065 ................................................................................. 1,354,829 1,265,332
LifePath Target Date 2070 ................................................................................. 688,868 618,842
iShares ETF In-kind Purchases In-kind Sales
LifePath Retirement ........................................................................................ $ 35,930,854 $ 4,912,909
LifePath Target Date 2030 ................................................................................... 47,033,133 6,945,887
LifePath Target Date 2035 ................................................................................... 57,809,944 4,939,344
LifePath Target Date 2040 ................................................................................... 57,045,064 697,426
LifePath Target Date 2045 ................................................................................... 46,671,478 3,657,567
LifePath Target Date 2050 ................................................................................... 42,950,528 —
LifePath Target Date 2055 ................................................................................... 27,830,764 —
LifePath Target Date 2060 ................................................................................... 18,035,294 —
LifePath Target Date 2065 ................................................................................... 12,268,005 1,505,749
LifePath Target Date 2070 ................................................................................... 9,635,943 —

Notes to Financial Statements
(continued)
48
2026
iShares Annual Financial Statements and Additional Information
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to distributions in connection with fund share redemptions and realized gains
(losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
LifePath Retirement ........................................................................................ $ 807,493 $ (807,493)
LifePath Target Date 2030 ................................................................................... 1,417,538 (1,417,538)
LifePath Target Date 2035 ................................................................................... 1,212,407 (1,212,407)
LifePath Target Date 2040 ................................................................................... 175,094 (175,094)
LifePath Target Date 2045 ................................................................................... 1,030,571 (1,030,571)
LifePath Target Date 2065 ................................................................................... 487,376 (487,376)
iShares ETF
Year Ended
07/31/26
Period Ended
07/31/25
LifePath Retirement
Ordinary income ........................................................................................... $ 1,371,811 $ 391,462
LifePath Target Date 2030
Ordinary income ........................................................................................... $ 958,315 $ 310,934
LifePath Target Date 2035
Ordinary income ........................................................................................... $ 1,306,094 $ 414,192
LifePath Target Date 2040
Ordinary income ........................................................................................... $ 1,078,096 $ 333,453
LifePath Target Date 2045
Ordinary income ........................................................................................... $ 941,910 $ 315,072
LifePath Target Date 2050
Ordinary income ........................................................................................... $ 784,594 $ 310,847
LifePath Target Date 2055
Ordinary income ........................................................................................... $ 519,259 $ 198,253
LifePath Target Date 2060
Ordinary income ........................................................................................... $ 361,772 $ 125,053
LifePath Target Date 2065
Ordinary income ........................................................................................... $ 281,612 $ 115,849
LifePath Target Date 2070
(a)
Ordinary income ........................................................................................... $ 98,326 $ 15,882
(a)
The Fund commenced operations on November 12, 2024.

Notes to Financial Statements
( continued)
49
Notes to Financial Statements
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended July 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
LifePath Retirement ..................................
$ 102,575 $ 231 $ — $ 2,598,806 $ 2,701,612
LifePath Target Date 2030 .............................
1,001,808 — (92,190) 4,599,484 5,509,102
LifePath Target Date 2035 .............................
1,172,790 — (168,157) 9,793,326 10,797,959
LifePath Target Date 2040 .............................
1,037,435 — (126,526) 11,757,434 12,668,343
LifePath Target Date 2045 .............................
746,915 — (114,043) 11,246,775 11,879,647
LifePath Target Date 2050 .............................
644,656 — (96,939) 12,620,777 13,168,494
LifePath Target Date 2055 .............................
424,734 — (31,233) 8,923,177 9,316,678
LifePath Target Date 2060 .............................
275,398 — (13,698) 6,431,119 6,692,819
LifePath Target Date 2065 .............................
201,574 — — 4,636,374 4,837,948
LifePath Target Date 2070 .............................
102,073 — (1,397) 1,754,514 1,855,190
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
iShares ETF Utilized
LifePath Retirement ......................................................................................................... $ 27,962
LifePath Target Date 2070 .................................................................................................... 271
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
LifePath Retirement ............................................... $ 55,583,035  $ 3,287,703  $ (688,897) $ 2,598,806
LifePath Target Date 2030 .......................................... 72,794,893  5,306,499  (707,015) 4,599,484
LifePath Target Date 2035 .......................................... 103,949,633  10,435,854  (642,528) 9,793,326
LifePath Target Date 2040 .......................................... 93,248,464  12,243,470  (486,036) 11,757,434
LifePath Target Date 2045 .......................................... 79,292,058  11,551,943  (305,168) 11,246,775
LifePath Target Date 2050 .......................................... 74,369,056  12,887,589  (266,812) 12,620,777
LifePath Target Date 2055 .......................................... 49,939,609  9,021,361  (98,184) 8,923,177
LifePath Target Date 2060 .......................................... 33,312,955  6,459,789  (28,670) 6,431,119
LifePath Target Date 2065 .......................................... 22,406,280  4,659,600  (23,226) 4,636,374
LifePath Target Date 2070 .......................................... 13,363,501  1,765,054  (10,540) 1,754,514

Notes to Financial Statements
(continued)
50
2026
iShares Annual Financial Statements and Additional Information
of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares  Amount  Shares  Amount
LifePath Retirement
Shares sold ......................................................... 1,160,000  $ 35,998,972  560,000  $ 16,291,237
Shares issued  in reorganization —  —  181,078  5,153,726
Shares redeemed ..................................................... (160,000) (4,920,332) (40,000) (1,124,963)
1,000,000  $ 31,078,640  701,078  $ 20,320,000
LifePath Target Date 2030
Shares sold ......................................................... 1,400,000  $ 47,122,556  680,000  $ 20,600,905
Shares redeemed ..................................................... (200,000) (6,959,971) (40,000) (1,184,834)
1,200,000  $ 40,162,585  640,000  $ 19,416,071
LifePath Target Date 2035
Shares sold ......................................................... 1,660,000  $ 57,920,061  1,040,000  $ 32,187,539
Shares redeemed ..................................................... (140,000) (4,951,031) (20,000) (597,720)
1,520,000  $ 52,969,030  1,020,000  $ 31,589,819
LifePath Target Date 2040
Shares sold ......................................................... 1,580,000  $ 57,172,538  800,000  $ 24,908,361
Shares redeemed ..................................................... (20,000) (698,376) (20,000) (607,822)
1,560,000  $ 56,474,162  780,000  $ 24,300,539
LifePath Target Date 2045
Shares sold ......................................................... 1,260,000  $ 46,751,291  660,000  $ 20,901,469
Shares redeemed ..................................................... (100,000) (3,664,173) (20,000) (638,381)
1,160,000  $ 43,087,118  640,000  $ 20,263,088
LifePath Target Date 2050
Shares sold ......................................................... 1,120,000  $ 43,045,285  520,000  $ 16,525,203
Shares redeemed ..................................................... —  —  (20,000) (644,540)
1,120,000  $ 43,045,285  500,000  $ 15,880,663
LifePath Target Date 2055
Shares sold ......................................................... 720,000  $ 27,876,686  420,000  $ 13,652,459
Shares redeemed ..................................................... —  —  (40,000) (1,313,683)
720,000  $ 27,876,686  380,000  $ 12,338,776
LifePath Target Date 2060
Shares sold ......................................................... 460,000  $ 18,071,921  320,000  $ 10,368,846
Shares redeemed ..................................................... —  —  —  —
460,000  $ 18,071,921  320,000  $ 10,368,846

Notes to Financial Statements
( continued)
51
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
LifePath Target Date 2065
Shares sold ......................................................... 320,000  $ 12,286,061  200,000  $ 6,450,995
Shares redeemed ..................................................... (40,000) (1,508,333) —  —
280,000  $ 10,777,728  200,000  $ 6,450,995
LifePath Target Date 2070
(a)
Shares sold ......................................................... 320,000  $ 9,650,671  140,000  $ 3,475,823
Shares redeemed ..................................................... —  —  —  —
320,000  $ 9,650,671  140,000  $ 3,475,823
(a)
The Fund commenced operations on November 12, 2024.

Report of Independent Registered Public Accounting Firm
52
2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares LifePath Retirement ETF
(1)
  iShares LifePath Target Date 2030 ETF
(1)
  iShares LifePath Target Date 2035 ETF
(1)
  iShares LifePath Target Date 2040 ETF
(1)
  iShares LifePath Target Date 2045 ETF
(1)
  iShares LifePath Target Date 2050 ETF
(1)
  iShares LifePath Target Date 2055 ETF
(1)
  iShares LifePath Target Date 2060 ETF
(1)
  iShares LifePath Target Date 2065 ETF
(1)
  iShares LifePath Target Date 2070 ETF
(2)
(1)
Statement of operations for the year ended July 31, 2026 and statement of changes in net assets for each of the two years in the period ended July 31, 2026
(2)
Statement of operations for the year ended July 31, 2026 and statement of changes in net assets for the year ended July 31, 2026 and the period November 12, 2024 (commencement of operations) to July 31, 2025

Important Tax Information
(unaudited)
53
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
iShares ETF
Qualified Dividend
Income
LifePath Retirement .......................................................................................................... $ 167,375
LifePath Target Date 2030 ..................................................................................................... 267,150
LifePath Target Date 2035 ..................................................................................................... 465,979
LifePath Target Date 2040 ..................................................................................................... 490,914
LifePath Target Date 2045 ..................................................................................................... 496,590
LifePath Target Date 2050 ..................................................................................................... 493,543
LifePath Target Date 2055 ..................................................................................................... 362,412
LifePath Target Date 2060 ..................................................................................................... 256,607
LifePath Target Date 2065 ..................................................................................................... 201,037
LifePath Target Date 2070 ..................................................................................................... 66,904
iShares ETF
Qualified Business
Income
LifePath Retirement .......................................................................................................... $ 11,495
LifePath Target Date 2030 ..................................................................................................... 21,807
LifePath Target Date 2035 ..................................................................................................... 43,872
LifePath Target Date 2040 ..................................................................................................... 48,907
LifePath Target Date 2045 ..................................................................................................... 54,365
LifePath Target Date 2050 ..................................................................................................... 32,125
LifePath Target Date 2055 ..................................................................................................... 13,918
LifePath Target Date 2060 ..................................................................................................... 8,777
LifePath Target Date 2065 ..................................................................................................... 7,025
LifePath Target Date 2070 ..................................................................................................... 2,184
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
LifePath Retirement ........................................................................................
$ 116,669 $ 8,967
LifePath Target Date 2030 ...................................................................................
187,294 14,387
LifePath Target Date 2035 ...................................................................................
326,214 25,049
LifePath Target Date 2040 ...................................................................................
348,556 26,781
LifePath Target Date 2045 ...................................................................................
361,417 27,740
LifePath Target Date 2050 ...................................................................................
366,069 28,086
LifePath Target Date 2055 ...................................................................................
268,819 20,632
LifePath Target Date 2060 ...................................................................................
190,486 14,599
LifePath Target Date 2065 ...................................................................................
147,517 11,314
LifePath Target Date 2070 ...................................................................................
52,857 4,067
iShares ETF
Federal Obligation
Interest
LifePath Retirement .......................................................................................................... $ 332,886
LifePath Target Date 2030 ..................................................................................................... 301,893
LifePath Target Date 2035 ..................................................................................................... 249,879
LifePath Target Date 2040 ..................................................................................................... 149,377
LifePath Target Date 2045 ..................................................................................................... 65,464
LifePath Target Date 2050 ..................................................................................................... 12,110
LifePath Target Date 2055 ..................................................................................................... 1,645
LifePath Target Date 2060 ..................................................................................................... 1,136
LifePath Target Date 2065 ..................................................................................................... 888
LifePath Target Date 2070 ...................................................................................................... 292

Important Tax Information
(unaudited) (continued)
54
2026
iShares Annual Financial Statements and Additional Information
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF
Dividends-Received
Deduction
LifePath Retirement .......................................................................................................... 8.80%
LifePath Target Date 2030 ..................................................................................................... 11.45
LifePath Target Date 2035 ..................................................................................................... 14.65
LifePath Target Date 2040 ..................................................................................................... 18.29
LifePath Target Date 2045 ..................................................................................................... 21.20
LifePath Target Date 2050 ..................................................................................................... 24.88
LifePath Target Date 2055 ..................................................................................................... 27.63
LifePath Target Date 2060 ..................................................................................................... 27.65
LifePath Target Date 2065 ..................................................................................................... 28.50
LifePath Target Date 2070 ..................................................................................................... 25.41
iShares ETF Interest Dividends
LifePath Retirement .......................................................................................................... $ 573,935
LifePath Target Date 2030 ..................................................................................................... 594,430
LifePath Target Date 2035 ..................................................................................................... 650,436
LifePath Target Date 2040 ..................................................................................................... 401,179
LifePath Target Date 2045 ..................................................................................................... 217,629
LifePath Target Date 2050 ..................................................................................................... 93,378
LifePath Target Date 2055 ..................................................................................................... 22,517
LifePath Target Date 2060 ..................................................................................................... 10,121
LifePath Target Date 2065 ..................................................................................................... 8,024
LifePath Target Date 2070 ..................................................................................................... 2,548
iShares ETF
Interest-Related
Dividends
LifePath Retirement .......................................................................................................... $ 550,494
LifePath Target Date 2030 ..................................................................................................... 559,499
LifePath Target Date 2035 ..................................................................................................... 601,950
LifePath Target Date 2040 ..................................................................................................... 371,938
LifePath Target Date 2045 ..................................................................................................... 200,376
LifePath Target Date 2050 ..................................................................................................... 80,358
LifePath Target Date 2055 ..................................................................................................... 19,584
LifePath Target Date 2060 ..................................................................................................... 8,957
LifePath Target Date 2065 ..................................................................................................... 7,096
LifePath Target Date 2070 ..................................................................................................... 2,259

Additional Information
55
2026 iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
56
2026
iShares Annual Financial Statements and Additional Information
iShares LifePath Retirement ETF, iShares LifePath Target Date 2030 ETF, iShares LifePath Target Date 2035 ETF, iShares LifePath Target Date 2040 ETF, iShares
LifePath Target Date 2045 ETF, iShares LifePath Target Date 2050 ETF, iShares LifePath Target Date 2055 ETF, iShares LifePath Target Date 2060 ETF, iShares
LifePath Target Date 2065 ETF, iShares LifePath Target Date 2070 ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the Fund manages the Fund’s portfolio in accordance with its investment objective. The Board further noted that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its reference benchmark. Such periodic comparative performance information, including additional detailed information as requested by the
Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group (where applicable) and reference benchmark or stated investment objective.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
57
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially a similar investment strategy or investment mandate as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
58
2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
59
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca
iShares MSCI Intl Quality Factor ETF | IQLT | NYSE Arca
iShares MSCI Intl Value Factor ETF | IVLU | NYSE Arca
iShares MSCI USA Momentum Factor ETF | MTUM | Cboe BZX Exchange
iShares MSCI USA Quality Factor ETF | QUAL | Cboe BZX Exchange
iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
iShares MSCI USA Value Factor ETF | VLUE | Cboe BZX Exchange

Page
2

iShares
®
MSCI Intl Momentum Factor ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  2 .5%
BHP Group Ltd. .......................... 1,280,409 $ 53,969,951
Evolution Mining Ltd. ...................... 579,803 4,597,448
Lynas Rare Earths Ltd.
(a)
.................... 252,135 2,474,647
PLS Group Ltd.
(a)
......................... 729,065 2,118,392
Rio Tinto Ltd. ........................... 111,551 13,294,835
South32 Ltd. ............................ 1,350,974 4,307,044
Telstra Group Ltd. ........................ 1,004,633 3,546,730
Woodside Energy Group Ltd. ................. 568,410 13,303,594
Woolworths Group Ltd. ..................... 297,861 8,311,993
105,924,634
a
Austria  —  0 .5%
BAWAG Group AG
(b)
....................... 20,881 4,234,574
Erste Group Bank AG ...................... 91,595 11,973,580
OMV AG .............................. 41,241 3,015,754
Raiffeisen Bank International AG .............. 46,062 3,162,550
22,386,458
a
Belgium  —  0 .5%
Ageas SA/N.V. .......................... 39,877 3,300,105
Elia Group SA/N.V. , Class B ................. 14,860 2,129,211
KBC Group N.V. ......................... 60,147 8,652,670
UCB SA ............................... 26,687 6,850,110
20,932,096
a
Canada  —  16 .8%
Agnico Eagle Mines Ltd. .................... 153,513 22,286,954
Alamos Gold, Inc. , Class A .................. 120,713 3,354,837
AltaGas Ltd. ............................ 92,196 3,668,504
Bank of Montreal ......................... 192,068 34,454,000
Bank of Nova Scotia (The) ................... 404,166 35,453,360
Barrick Mining Corp. ....................... 596,588 21,895,675
Bombardier, Inc. , Class B
(a)
.................. 33,430 8,054,106
Cameco Corp. ........................... 154,783 13,357,811
Canadian Imperial Bank of Commerce .......... 400,757 47,467,056
Canadian Natural Resources Ltd. .............. 695,477 33,130,473
Canadian Utilities Ltd. , Class A , NVS ............ 46,133 1,833,670
Celestica, Inc.
(a)
.......................... 45,098 14,922,859
Cenovus Energy, Inc. ...................... 519,165 15,654,389
Emera, Inc. ............................. 72,135 3,854,644
Enbridge, Inc. ........................... 535,860 29,158,184
First Quantum Minerals Ltd.
(a)
................ 135,922 3,767,827
Fortis, Inc. ............................. 123,913 7,053,720
Franco-Nevada Corp. ...................... 52,703 11,212,428
George Weston Ltd. ....................... 30,663 2,291,659
Great-West Lifeco, Inc. ..................... 88,876 5,892,311
Hydro One Ltd.
(b)
......................... 63,826 2,658,942
IGM Financial, Inc. ........................ 35,997 2,238,113
Imperial Oil Ltd. .......................... 51,560 6,684,759
Keyera Corp. ........................... 44,524 1,891,678
Kinross Gold Corp. ........................ 437,788 10,093,311
Loblaw Companies Ltd. .................... 161,799 7,595,672
Lundin Mining Corp. ....................... 312,424 7,735,662
Magna International, Inc. .................... 41,925 2,875,250
Manulife Financial Corp. .................... 421,920 18,738,623
National Bank of Canada ................... 156,819 25,365,559
Nutrien Ltd. ............................. 117,350 8,099,858
Pan American Silver Corp. ................... 140,121 6,033,244
Power Corp. of Canada .................... 181,116 12,377,154
Royal Bank of Canada ..................... 487,457 102,025,722
Saputo, Inc. ............................ 90,606 2,548,486
Suncor Energy, Inc. ....................... 547,963 36,797,972
TC Energy Corp. ......................... 174,994 11,784,024
Security Shares Value
a
Canada (continued)
Teck Resources Ltd. , Class B ................ 110,988 $ 6,678,994
TFI International, Inc. ...................... 14,705 1,986,646
Toromont Industries Ltd. .................... 32,905 4,949,658
Toronto-Dominion Bank (The) ................ 666,563 79,901,021
Wheaton Precious Metals Corp. ............... 140,024 15,230,488
Whitecap Resources, Inc. ................... 443,963 5,238,184
698,293,487
a
Denmark  —  0 .5%
Danske Bank A.S. ........................ 171,998 9,898,427
Orsted A.S.
(a) (b)
.......................... 103,299 2,303,087
Vestas Wind Systems A.S. .................. 335,365 9,027,173
21,228,687
a
Finland  —  1 .1%
Fortum OYJ ............................ 139,297 3,166,744
Metso OYJ ............................. 175,321 3,281,695
Neste OYJ ............................. 186,350 6,603,942
Nokia OYJ ............................. 2,594,009 23,976,245
Orion OYJ , Class B ....................... 26,223 2,451,514
Wartsila OYJ Abp ......................... 171,471 5,814,973
45,295,113
a
France  —  4 .1%
Abivax SA
(a)
............................ 20,704 2,569,500
ArcelorMittal SA .......................... 159,449 11,263,052
Bouygues SA ........................... 75,196 4,235,772
Carrefour SA ............................ 134,546 2,469,185
Eiffage SA ............................. 13,346 1,896,861
Engie SA .............................. 844,841 26,334,629
Getlink SE ............................. 56,944 1,214,771
Ipsen SA .............................. 10,911 2,108,283
Orange SA ............................. 775,514 14,818,283
Rexel SA .............................. 50,069 2,077,648
Societe Generale SA ...................... 223,760 21,032,689
STMicroelectronics N.V. .................... 171,385 9,155,113
TotalEnergies SE ......................... 816,726 72,002,938
171,178,724
a
Germany  —  4 .3%
Allianz SE , Registered ..................... 80,297 39,996,089
BASF SE .............................. 187,206 10,867,982
Bayer AG , Registered ...................... 314,684 17,463,618
E.ON SE .............................. 702,067 15,124,811
HOCHTIEF AG .......................... 9,052 4,639,371
Infineon Technologies AG ................... 256,432 18,402,466
Knorr-Bremse AG ........................ 13,487 1,604,086
RWE AG .............................. 289,842 19,066,661
Siemens Energy AG ....................... 313,876 53,623,508
180,788,592
a
Hong Kong  —  1 .7%
AIA Group Ltd. .......................... 2,422,600 24,421,965
BOC Hong Kong Holdings Ltd. ................ 1,200,500 7,983,399
CK Asset Holdings Ltd. ..................... 506,500 3,085,100
CK Hutchison Holdings Ltd. .................. 749,000 7,017,587
CK Infrastructure Holdings Ltd. ................ 128,000 1,020,997
Hongkong Land Holdings Ltd. ................ 389,300 3,156,732
Jardine Matheson Holdings Ltd. ............... 48,400 3,214,482
MTR Corp. Ltd. .......................... 367,500 1,550,544
Power Assets Holdings Ltd. .................. 360,000 2,710,238
Sino Land Co. Ltd. ........................ 1,132,000 1,541,830
SITC International Holdings Co. Ltd. ............ 289,000 1,457,079
Sun Hung Kai Properties Ltd. ................. 562,500 8,828,354
Swire Pacific Ltd. , Class A ................... 84,500 1,073,100

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Hong Kong (continued)
WH Group Ltd.
(b)
......................... 2,622,000 $ 2,821,188
69,882,595
a
Ireland  —  0 .3%
AIB Group PLC .......................... 680,520 8,093,846
Bank of Ireland Group PLC .................. 279,604 5,871,653
13,965,499
a
Israel  —  2 .1%
Azrieli Group Ltd. ......................... 10,289 1,358,269
Bank Hapoalim BM ....................... 399,202 9,691,808
Bank Leumi Le-Israel BM ................... 415,495 9,817,448
CyberArk Software Ltd.
(a)
.................... 17,821 801,945
Elbit Systems Ltd. ........................ 13,750 11,107,702
Enlight Renewable Energy Ltd.
(a)
.............. 54,490 4,624,547
Harel Insurance Investments & Financial Services Ltd. 31,323 1,795,672
Mizrahi Tefahot Bank Ltd. ................... 36,785 2,737,469
Nova Ltd.
(a)
............................. 9,265 3,681,644
OPC Energy Ltd.
(a)
........................ 64,367 2,019,534
Phoenix Financial Ltd. ..................... 103,453 5,800,555
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 438,355 15,346,809
Tower Semiconductor Ltd.
(a)
.................. 77,297 16,933,165
85,716,567
a
Italy  —  2 .6%
Banca Mediolanum SpA .................... 56,187 1,505,528
BPER Banca SpA ........................ 469,503 7,629,050
Enel SpA .............................. 2,249,663 25,406,341
Eni SpA ............................... 884,994 24,617,593
FinecoBank Banca Fineco SpA ............... 121,064 3,316,772
Generali ............................... 192,661 9,763,871
Italgas SpA ............................. 211,514 2,181,995
Prysmian SpA ........................... 106,776 14,734,361
Snam SpA ............................. 784,095 5,316,805
Telecom Italia SpA
(a)
....................... 644,123 5,469,799
Tenaris SA ............................. 136,705 3,922,014
Unipol Assicurazioni SpA .................... 105,673 3,306,455
107,170,584
a
Japan  —  24 .5%
Advantest Corp. .......................... 308,800 61,013,304
AGC, Inc. .............................. 47,500 1,791,367
Asahi Kasei Corp. ........................ 433,900 4,631,857
Astellas Pharma, Inc. ...................... 682,900 9,379,497
Chiba Bank Ltd. (The) ...................... 171,200 2,782,865
Chubu Electric Power Co., Inc. ................ 188,700 3,267,353
Chugai Pharmaceutical Co. Ltd. ............... 112,500 4,881,526
Daifuku Co. Ltd. .......................... 103,100 3,797,811
Daiichi Life Group, Inc. ..................... 978,000 11,792,101
Daiwa Securities Group, Inc. ................. 337,700 3,777,727
Disco Corp. ............................. 14,800 5,290,027
Ebara Corp. ............................ 140,900 4,783,215
ENEOS Holdings, Inc. ..................... 1,105,200 9,127,323
FANUC Corp. ........................... 274,700 11,069,167
Fast Retailing Co. Ltd. ..................... 48,900 23,944,827
Fuji Electric Co. Ltd. ....................... 37,800 3,298,778
Fujikura Ltd. ............................ 928,200 23,554,322
Furukawa Electric Co. Ltd. ................... 252,500 4,818,185
Hoya Corp. ............................. 77,200 11,805,186
Hulic Co. Ltd. ........................... 104,900 1,153,349
Ibiden Co. Ltd. ........................... 123,300 12,335,283
Idemitsu Kosan Co. Ltd. .................... 253,200 2,072,829
IHI Corp. .............................. 311,100 5,439,569
Inpex Corp. ............................. 431,900 9,954,719
ITOCHU Corp. .......................... 1,245,700 15,633,050
Security Shares Value
a
Japan (continued)
Japan Post Bank Co. Ltd. ................... 778,600 $ 15,054,330
Japan Post Holdings Co. Ltd. ................. 414,100 6,126,344
Japan Post Insurance Co. Ltd. ................ 165,700 1,824,539
Japan Tobacco, Inc. ....................... 395,000 17,611,817
JX Advanced Metals Corp. .................. 397,300 9,204,718
Kajima Corp. ............................ 182,600 6,101,436
Kansai Electric Power Co., Inc. (The) ........... 205,800 3,116,733
Kawasaki Heavy Industries Ltd. ............... 221,700 3,787,667
Kioxia Holdings Corp.
(a)
..................... 188,200 52,458,187
Kirin Holdings Co. Ltd. ..................... 193,500 3,579,702
Kubota Corp. ........................... 270,300 4,585,770
Kyocera Corp. ........................... 386,000 8,803,420
Lasertec Corp. .......................... 28,900 6,639,259
Marubeni Corp. .......................... 687,900 22,233,386
Mitsubishi Corp. .......................... 1,266,800 37,868,158
Mitsubishi Electric Corp. .................... 752,100 27,092,965
Mitsubishi Estate Co. Ltd. ................... 386,400 9,380,698
Mitsubishi HC Capital, Inc. ................... 244,500 2,251,161
Mitsubishi Heavy Industries Ltd. ............... 817,200 19,091,693
Mitsubishi UFJ Financial Group, Inc. ............ 2,488,800 55,591,076
Mitsui & Co. Ltd. ......................... 1,061,100 32,559,084
Mitsui Fudosan Co. Ltd. .................... 430,600 4,194,650
Mitsui Kinzoku Co. Ltd. ..................... 20,900 3,934,905
Mitsui OSK Lines Ltd. ...................... 87,800 3,243,501
Mizuho Financial Group, Inc. ................. 836,300 43,357,297
Murata Manufacturing Co. Ltd. ................ 608,200 27,712,218
Nomura Holdings, Inc. ..................... 729,100 7,053,671
Obayashi Corp. .......................... 292,400 5,746,913
ORIX Corp. ............................. 415,100 16,753,158
Osaka Gas Co. Ltd. ....................... 136,700 4,690,028
Otsuka Holdings Co. Ltd. ................... 125,300 8,688,227
Panasonic Holdings Corp. ................... 979,800 25,908,324
Renesas Electronics Corp. .................. 315,800 6,329,817
Resona Holdings, Inc. ..................... 605,600 8,212,420
Resonac Holdings Corp. .................... 68,400 5,697,657
Ryohin Keikaku Co. Ltd. .................... 137,000 3,593,546
SCREEN Holdings Co. Ltd. .................. 50,100 3,821,860
Shimizu Corp. ........................... 178,500 2,629,452
Shin-Etsu Chemical Co. Ltd. ................. 489,700 17,457,857
Shionogi & Co. Ltd. ....................... 233,700 4,225,597
SMC Corp. ............................. 14,400 6,221,668
Sompo Holdings, Inc. ...................... 266,200 11,818,375
Sumitomo Corp. ......................... 1,611,100 16,723,149
Sumitomo Electric Industries Ltd. .............. 1,995,100 26,405,330
Sumitomo Metal Mining Co. Ltd. ............... 125,300 6,298,259
Sumitomo Mitsui Financial Group, Inc. ........... 1,148,200 49,336,899
Sumitomo Mitsui Trust Group, Inc. ............. 745,000 7,660,597
Sumitomo Realty & Development Co. Ltd. ........ 211,100 4,731,664
Taisei Corp. ............................ 76,700 6,212,886
Takeda Pharmaceutical Co. Ltd. ............... 516,900 17,748,084
Tokyo Electron Ltd. ....................... 135,100 45,168,936
Tokyo Gas Co. Ltd. ....................... 106,900 4,126,860
Toray Industries, Inc. ...................... 335,800 2,412,137
Toyota Tsusho Corp. ....................... 270,600 11,231,343
Yokogawa Electric Corp. .................... 58,700 2,093,518
Yokohama Financial Group, Inc. ............... 274,700 3,126,855
1,020,925,038
a
Netherlands  —  7 .0%
AerCap Holdings N.V. ...................... 46,074 6,952,566
ASM International N.V. ..................... 12,849 11,900,085
ASML Holding N.V. ....................... 130,882 215,686,325
ASR Nederland N.V. ....................... 34,231 2,798,618
BE Semiconductor Industries N.V. ............. 25,270 5,794,887
ING Groep N.V. .......................... 752,232 26,434,595

iShares
®
MSCI Intl Momentum Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Netherlands (continued)
InPost SA
(a)
............................. 56,440 $ 1,006,640
Koninklijke Ahold Delhaize N.V. ............... 167,810 6,649,006
Koninklijke KPN N.V. ...................... 840,579 3,969,080
NN Group N.V. .......................... 83,742 7,893,616
289,085,418
a
Norway  —  0 .5%
Aker BP ASA ............................ 89,897 3,205,224
Equinor ASA ............................ 265,344 10,892,612
Norsk Hydro ASA ......................... 426,559 3,934,591
Var Energi ASA .......................... 144,118 724,050
Yara International ASA ..................... 55,936 2,638,602
21,395,079
a
Portugal  —  0 .1%
Banco Comercial Portugues SA , Class R ......... 2,280,592 2,809,930
Galp Energia SGPS SA .................... 84,799 1,925,837
4,735,767
a
Singapore  —  2 .3%
DBS Group Holdings Ltd. ................... 613,500 35,396,925
Keppel Ltd. ............................. 543,600 4,854,868
Oversea-Chinese Banking Corp. Ltd. ........... 1,421,700 32,291,389
Singapore Exchange Ltd. ................... 321,771 6,134,304
Singapore Technologies Engineering Ltd. ......... 673,800 5,294,576
Singapore Telecommunications Ltd. ............ 2,194,000 7,591,014
Wilmar International Ltd. .................... 490,900 1,501,222
Yangzijiang Shipbuilding Holdings Ltd. ........... 626,300 1,911,789
94,976,087
a
Spain  —  5 .9%
Acciona SA ............................. 8,921 2,453,676
ACS Actividades de Construccion y Servicios SA ... 120,713 15,387,389
Banco Bilbao Vizcaya Argentaria SA ............ 1,718,160 48,163,268
Banco Santander SA ...................... 4,884,681 69,471,249
CaixaBank SA ........................... 1,249,880 18,156,174
Endesa SA ............................. 130,028 6,331,704
Ferrovial N.V. ........................... 148,410 9,721,747
Iberdrola SA ............................ 2,427,834 57,669,759
Indra Sistemas SA ........................ 20,089 1,320,783
Repsol SA ............................. 512,577 15,644,376
244,320,125
a
Sweden  —  2 .3%
Alfa Laval AB ........................... 63,780 3,774,376
Boliden AB ............................. 74,223 3,734,721
Industrivarden AB , Class A .................. 21,444 1,236,526
Industrivarden AB , Class C .................. 46,866 2,681,850
Investor AB , Class B ....................... 422,875 18,267,295
Millicom International Cellular SA
(a)
............. 27,991 2,672,581
Nordea Bank Abp ........................ 776,612 15,674,476
Saab AB , Class B ........................ 93,644 5,884,380
Sandvik AB ............................. 417,076 15,596,444
Svenska Handelsbanken AB , Class A ........... 322,231 4,927,092
Swedbank AB , Class A ..................... 196,964 7,878,552
Swedish Orphan Biovitrum AB
(a)
............... 44,012 2,181,068
Tele2 AB , Class B ........................ 188,565 3,266,716
Telefonaktiebolaget LM Ericsson , Class B ........ 589,716 5,800,851
Telia Co. AB ............................ 862,157 3,995,412
97,572,340
a
Switzerland  —  6 .6%
ABB Ltd. , Registered ...................... 514,587 50,768,587
Banque Cantonale Vaudoise , Registered ......... 11,135 1,749,205
Galderma Group AG
(a)
..................... 53,583 11,660,267
Helvetia Baloise Holding AG ................. 20,100 5,390,204
Security Shares Value
a
Switzerland (continued)
Kuehne + Nagel International AG , Registered ...... 8,786 $ 2,237,457
Novartis AG , Registered .................... 508,768 79,567,120
Roche Holding AG , Bearer .................. 5,554 2,462,064
Roche Holding AG , NVS .................... 186,072 81,330,652
Sandoz Group AG ........................ 146,491 11,941,629
Swiss Life Holding AG , Registered ............. 6,077 7,170,848
Swiss Prime Site AG , Registered .............. 35,354 5,766,240
Swisscom AG , Registered ................... 7,299 5,608,885
VAT Group AG
(b)
......................... 10,535 7,885,214
273,538,372
a
United Kingdom  —  13 .4%
Airtel Africa PLC
(b)
........................ 282,157 1,273,627
Anglo American PLC ...................... 240,969 12,198,213
Antofagasta PLC ......................... 121,187 6,040,053
AstraZeneca PLC ........................ 318,487 54,177,921
BAE Systems PLC ........................ 670,303 18,975,829
Barclays PLC ........................... 3,353,436 23,049,971
BP PLC ............................... 4,476,324 33,631,375
British American Tobacco PLC ................ 552,550 33,518,198
Centrica PLC ........................... 1,387,946 2,899,438
Coca-Cola HBC AG , Class DI
(a)
............... 40,464 2,728,480
Endeavour Mining PLC ..................... 74,383 3,548,471
Fresnillo PLC ........................... 103,407 3,483,361
Glencore PLC
(a)
.......................... 4,091,525 30,135,514
GSK PLC .............................. 986,920 25,662,739
Halma PLC ............................. 95,682 4,571,416
HSBC Holdings PLC ...................... 5,837,999 124,321,991
Lloyds Banking Group PLC .................. 16,189,942 25,023,441
M&G PLC .............................. 516,345 2,494,309
Rio Tinto PLC ........................... 394,351 38,318,937
Schroders PLC .......................... 238,269 1,889,955
Shell PLC .............................. 1,433,025 65,591,979
SSE PLC .............................. 451,564 14,266,461
Standard Chartered PLC .................... 562,875 16,642,867
Standard Life PLC ........................ 186,778 2,327,498
Vodafone Group PLC ...................... 5,643,251 8,955,783
555,727,827
a
Total Common Stocks — 99.6%
(Cost: $ 3,344,383,805 ) ............................... 4,145,039,089
a
Warrants
Canada  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (c) (d)
........................... 6,329 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.6%
(Cost: $ 3,344,383,805 ) ............................... 4,145,039,089

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 1,082 $ 1,082
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 1,412,104 1,412,104
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,413,186 ) .................................. 1,413,186
Total Investments —  99.6%
(Cost: $ 3,345,796,991 ) ............................... 4,146,452,275
Other Assets Less Liabilities — 0 .4% ...................... 14,588,426
Net Assets — 100.0% ................................. $ 4,161,040,701
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 1,435,701 $ — $ (1,435,639)
(a)
$ 1,020 $ — $ 1,082 1,082 $ 71,781
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 910,000 502,104
(a)
— — — 1,412,104 1,412,104 75,274 —
$ — $ 1,020 $ —
$ 1,413,186
$ 147,055 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ..................................................................... 260 09/10/26 $ 6,425 $ (8,683)
Euro STOXX 50 Index ................................................................. 93 09/18/26 6,835 62,593
FTSE 100 Index ..................................................................... 24 09/18/26 3,518 106,123
$ 160,033

iShares
®
MSCI Intl Momentum Factor ETF
Schedule of Investments
(continued)
July 31, 2026
7
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 168,716 $ — $ — $ — $ 168,716
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 8,683 $ — $ — $ — $ 8,683
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 3,716,869 $ — $ — $ — $ 3,716,869
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (36,565) $ — $ — $ — $ (36,565)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 18,835,917
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 751,563,370 $ 3,393,475,719 $ — $ 4,145,039,089
Warrants ............................................... — — — —
Short-Term Securities
Money Market Funds ....................................... 1,413,186 — — 1,413,186
$ 752,976,556 $ 3,393,475,719 $ — $ 4,146,452,275
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 62,593 $ 106,123 $ — $ 168,716
Liabilities
Equity Contracts ............................................ — (8,683) — (8,683)
$ 62,593 $ 97,440 $ — $ 160,033
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  5 .0%
Aristocrat Leisure Ltd. ...................... 683,057 $ 30,700,028
ASX Ltd. .............................. 432,192 16,671,254
BHP Group Ltd. .......................... 4,903,741 206,695,411
Brambles Ltd. ........................... 2,009,734 27,589,022
Cochlear Ltd. ........................... 39,688 3,326,191
Computershare Ltd. ....................... 855,051 24,568,250
Evolution Mining Ltd. ...................... 1,824,542 14,467,390
Fortescue Ltd. ........................... 1,539,588 19,978,085
Insurance Australia Group Ltd. ................ 3,192,833 19,023,498
Medibank Pvt Ltd. ........................ 6,243,828 22,632,263
Pro Medicus Ltd. ......................... 66,978 7,619,342
QBE Insurance Group Ltd. .................. 3,093,998 53,664,664
REA Group Ltd. .......................... 137,564 15,535,714
Rio Tinto Ltd. ........................... 355,148 42,327,134
Santos Ltd. ............................. 2,529,424 14,047,785
Stockland .............................. 3,005,346 8,996,111
Suncorp Group Ltd. ....................... 1,615,533 21,736,583
Telstra Group Ltd. ........................ 5,746,054 20,285,716
Wesfarmers Ltd. ......................... 1,943,855 121,754,004
691,618,445
a
Austria  —  0 .1%
Verbund AG
(a)
........................... 101,749 6,983,953
a
Belgium  —  0 .2%
Ageas SA/N.V. .......................... 281,221 23,273,032
Lotus Bakeries N.V. ....................... 411 5,271,570
28,544,602
a
Canada  —  8 .7%
Agnico Eagle Mines Ltd. .................... 415,368 60,302,953
Alamos Gold, Inc. , Class A .................. 305,702 8,496,023
Alimentation Couche-Tard, Inc. ................ 428,949 27,847,950
AltaGas Ltd. ............................ 312,338 12,428,016
ARC Resources Ltd. ....................... 554,221 13,256,076
Barrick Mining Corp. ....................... 1,414,800 51,925,284
Canadian National Railway Co. ............... 574,070 72,994,955
Canadian Natural Resources Ltd. .............. 2,783,474 132,596,493
CCL Industries, Inc. , Class B , NVS ............. 116,514 7,725,489
Celestica, Inc.
(b)
.......................... 195,543 64,704,877
CGI, Inc. .............................. 155,567 11,386,903
Dollarama, Inc. .......................... 268,907 36,632,428
FirstService Corp. ........................ 52,713 7,425,357
Franco-Nevada Corp. ...................... 157,984 33,610,692
Great-West Lifeco, Inc. ..................... 474,764 31,475,954
Hydro One Ltd.
(c)
......................... 320,257 13,341,662
iA Financial Corp., Inc. ..................... 168,689 24,941,448
IGM Financial, Inc. ........................ 169,763 10,555,012
Imperial Oil Ltd. .......................... 157,459 20,414,576
Intact Financial Corp. ...................... 355,505 69,802,583
Keyera Corp. ........................... 192,437 8,176,016
Kinross Gold Corp. ........................ 1,323,711 30,518,486
Loblaw Companies Ltd. .................... 375,815 17,642,676
Lundin Gold, Inc. ......................... 138,473 7,753,145
Manulife Financial Corp. .................... 2,666,924 118,445,403
Power Corp. of Canada .................... 665,238 45,461,212
Rogers Communications, Inc. , Class B , NVS ...... 681,510 23,072,700
Sun Life Financial, Inc. ..................... 897,892 74,497,142
Suncor Energy, Inc. ....................... 1,244,023 83,541,267
TMX Group Ltd. .......................... 468,257 17,115,589
Toromont Industries Ltd. .................... 85,896 12,920,704
Wheaton Precious Metals Corp. ............... 392,937 42,739,975
Security Shares Value
a
Canada (continued)
Whitecap Resources, Inc. ................... 1,224,972 $ 14,453,070
1,208,202,116
a
Denmark  —  1 .4%
Carlsberg A.S. , Class B .................... 51,477 7,580,228
Coloplast A.S. , Class B ..................... 71,646 4,737,930
Novo Nordisk A.S. , Class B .................. 3,266,006 154,487,227
Pandora A.S. ........................... 91,345 11,438,998
Tryg A.S. .............................. 561,972 13,373,582
191,617,965
a
Finland  —  1 .2%
Elisa OYJ .............................. 330,223 13,317,494
Fortum OYJ ............................ 441,821 10,044,251
Kone OYJ , Class B ....................... 671,218 38,727,232
Metso OYJ ............................. 751,837 14,073,041
Orion OYJ , Class B ....................... 114,349 10,690,163
Sampo OYJ , Class A ...................... 5,260,477 58,242,660
Wartsila OYJ Abp ......................... 684,037 23,197,256
168,292,097
a
France  —  9 .0%
Air Liquide SA ........................... 506,238 99,733,172
Airbus SE .............................. 694,871 163,126,869
Amundi SA
(c)
............................ 129,272 14,125,485
AXA SA ............................... 2,138,189 110,821,483
Bureau Veritas SA ........................ 456,569 14,605,654
Dassault Aviation SA ...................... 19,350 6,684,452
Euronext N.V.
(c)
.......................... 142,980 26,143,300
Hermes International SCA ................... 38,424 68,082,463
Klepierre SA ............................ 199,038 9,040,511
Legrand SA ............................ 252,176 38,338,121
L'Oreal SA ............................. 206,649 92,040,474
LVMH Moet Hennessy Louis Vuitton SE .......... 254,653 139,838,868
Publicis Groupe SA ....................... 422,705 45,115,519
Schneider Electric SE ...................... 588,431 197,704,161
Thales SA .............................. 116,036 33,033,181
TotalEnergies SE ......................... 2,069,115 182,414,125
1,240,847,838
a
Germany  —  6 .4%
Allianz SE , Registered ..................... 745,153 371,162,132
Beiersdorf AG ........................... 68,654 6,377,343
Continental AG .......................... 121,549 10,108,410
CTS Eventim AG & Co. KGaA ................ 109,007 7,354,790
Deutsche Boerse AG ...................... 352,157 106,075,729
GEA Group AG .......................... 190,821 13,556,209
Hannover Rueck SE ....................... 124,094 35,769,661
Heidelberg Materials AG .................... 93,814 17,464,873
Henkel AG & Co. KGaA .................... 52,319 4,287,032
Knorr-Bremse AG ........................ 64,815 7,708,818
MTU Aero Engines AG ..................... 70,866 29,712,564
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 252,394 151,612,953
Nemetschek SE .......................... 49,979 3,368,820
Rational AG ............................ 9,059 7,052,945
Rheinmetall AG .......................... 63,361 83,759,983
Scout24 SE
(c)
........................... 141,674 12,146,223
Symrise AG , Class A ...................... 77,602 7,963,517
Talanx AG .............................. 90,173 11,985,305
887,467,307
a
Hong Kong  —  2 .6%
CK Asset Holdings Ltd. ..................... 2,680,000 16,323,926
CK Infrastructure Holdings Ltd. ................ 983,500 7,844,930

iShares
®
MSCI Intl Quality Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Hong Kong (continued)
CLP Holdings Ltd. ........................ 2,091,500 $ 20,794,412
Futu Holdings Ltd. , ADR .................... 126,510 13,298,731
Henderson Land Development Co. Ltd. .......... 1,513,000 5,485,181
HKT Trust & HKT Ltd. , Class SS ............... 6,359,000 10,764,805
Hong Kong & China Gas Co. Ltd. .............. 13,088,370 11,717,190
Hong Kong Exchanges & Clearing Ltd. .......... 2,826,900 147,289,417
Link REIT .............................. 3,299,200 16,444,839
Power Assets Holdings Ltd. .................. 2,211,000 16,645,377
Sino Land Co. Ltd. ........................ 6,214,000 8,463,723
SITC International Holdings Co. Ltd. ............ 3,012,000 15,185,886
Sun Hung Kai Properties Ltd. ................. 1,867,000 29,302,287
Techtronic Industries Co. Ltd. ................. 1,727,000 29,013,523
Wharf Real Estate Investment Co. Ltd. .......... 1,976,000 6,682,803
355,257,030
a
Ireland  —  0 .4%
AIB Group PLC .......................... 2,751,849 32,729,444
Kingspan Group PLC ...................... 155,913 14,491,139
47,220,583
a
Israel  —  1 .9%
Bank Hapoalim BM ....................... 2,102,628 51,047,509
Bank Leumi Le-Israel BM ................... 2,333,142 55,128,223
Check Point Software Technologies Ltd.
(b)
........ 128,148 16,291,455
Elbit Systems Ltd. ........................ 31,035 25,071,092
Harel Insurance Investments & Financial Services Ltd. 208,376 11,945,691
Israel Discount Bank Ltd. , Class A ............. 1,667,458 17,402,418
Mizrahi Tefahot Bank Ltd. ................... 286,855 21,347,199
Nova Ltd.
(b)
............................. 27,080 10,760,812
Phoenix Financial Ltd. ..................... 528,601 29,638,377
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 825,365 28,896,029
267,528,805
a
Italy  —  2 .1%
Banca Mediolanum SpA .................... 438,405 11,747,040
Buzzi SpA .............................. 67,825 3,217,301
Ferrari N.V. ............................. 221,778 87,201,557
FinecoBank Banca Fineco SpA ............... 1,326,021 36,328,799
Generali
(a)
.............................. 1,140,029 57,775,555
Moncler SpA ............................ 274,312 15,602,523
Prysmian SpA ........................... 256,588 35,407,396
Recordati Industria Chimica e Farmaceutica SpA ... 42,460 2,529,300
Tenaris SA ............................. 348,060 9,985,707
Terna - Rete Elettrica Nazionale ............... 1,092,795 12,527,940
Unipol Assicurazioni SpA .................... 693,398 21,696,075
294,019,193
a
Japan  —  13 .2%
Advantest Corp. .......................... 1,156,600 228,523,275
Asics Corp. ............................. 1,314,200 38,748,426
Astellas Pharma, Inc. ...................... 951,700 13,071,412
Bandai Namco Holdings, Inc. ................. 492,800 14,276,031
Capcom Co. Ltd. ......................... 715,400 17,971,103
Chugai Pharmaceutical Co. Ltd. ............... 463,200 20,098,871
Daifuku Co. Ltd. .......................... 361,000 13,297,863
Daiichi Life Group, Inc. ..................... 5,232,100 63,085,331
Daito Trust Construction Co. Ltd. .............. 725,000 15,351,655
Daiwa House Industry Co. Ltd. ................ 848,100 24,905,761
Disco Corp. ............................. 103,500 36,994,446
Ebara Corp. ............................ 482,200 16,369,527
Fast Retailing Co. Ltd. ..................... 215,400 105,474,760
Fuji Electric Co. Ltd. ....................... 128,500 11,214,101
Fujikura Ltd. ............................ 2,039,500 51,755,052
Hoya Corp. ............................. 267,000 40,828,817
Inpex Corp. ............................. 776,900 17,906,509
Security Shares Value
a
Japan (continued)
Japan Exchange Group, Inc. ................. 2,305,600 $ 31,363,318
JX Advanced Metals Corp. .................. 401,300 9,297,390
KDDI Corp. ............................. 4,589,200 84,550,116
Kikkoman Corp. .......................... 467,200 4,811,676
Konami Group Corp. ...................... 182,100 23,458,034
Lasertec Corp. .......................... 139,300 32,001,688
Mitsui Kinzoku Co. Ltd. ..................... 44,000 8,284,012
MS&AD Insurance Group Holdings, Inc. ......... 2,604,900 80,188,108
Nexon Co. Ltd. .......................... 434,500 6,809,678
Nintendo Co. Ltd. ......................... 1,987,500 94,807,980
Nippon Building Fund, Inc. ................... 7,139 6,021,791
Nitto Denko Corp. ........................ 570,300 12,042,688
Nomura Research Institute Ltd. ............... 320,600 9,484,485
Obic Co. Ltd. ............................ 250,000 7,170,890
Osaka Gas Co. Ltd. ....................... 314,200 10,779,860
Pan Pacific International Holdings Corp. ......... 1,983,800 11,249,077
Recruit Holdings Co. Ltd. ................... 2,244,200 177,473,165
Ryohin Keikaku Co. Ltd. .................... 503,800 13,214,807
Sanrio Co. Ltd. .......................... 1,218,800 9,747,796
SCREEN Holdings Co. Ltd. .................. 115,600 8,818,502
Secom Co. Ltd. .......................... 345,200 14,869,846
Shin-Etsu Chemical Co. Ltd. ................. 1,242,600 44,298,821
Suzuki Motor Corp. ....................... 1,450,000 18,927,639
Toho Co. Ltd. ........................... 887,200 8,486,964
Tokio Marine Holdings, Inc. .................. 4,034,200 205,608,466
Tokyo Electron Ltd. ....................... 483,800 161,752,265
1,825,392,002
a
Netherlands  —  6 .8%
Adyen N.V.
(b) (c)
........................... 60,968 62,017,609
ASML Holding N.V. ....................... 454,568 749,103,019
BE Semiconductor Industries N.V. ............. 78,477 17,996,253
Coca-Cola Europacific Partners PLC ............ 153,296 16,779,780
CSG N.V.
(b)
............................. 196,272 3,738,988
CVC Capital Partners PLC
(c)
................. 554,019 9,302,052
Koninklijke KPN N.V. ...................... 6,049,583 28,565,165
Universal Music Group N.V. .................. 2,807,565 46,323,564
933,826,430
a
New Zealand  —  0 .1%
Contact Energy Ltd. ....................... 901,546 4,821,143
Fisher & Paykel Healthcare Corp. Ltd. ........... 366,893 8,774,902
13,596,045
a
Norway  —  0 .4%
Aker BP ASA ............................ 390,663 13,928,855
Gjensidige Forsikring ASA ................... 469,457 14,004,339
Kongsberg Gruppen ASA ................... 510,265 15,947,295
Orkla ASA .............................. 481,560 5,349,141
49,229,630
a
Portugal  —  0 .0%
Jeronimo Martins SGPS SA .................. 160,780 3,224,426
a
Singapore  —  2 .9%
CapitaLand Ascendas REIT .................. 4,216,544 8,445,640
CapitaLand Integrated Commercial Trust ......... 7,545,400 14,643,630
DBS Group Holdings Ltd. ................... 2,517,180 145,232,975
Oversea-Chinese Banking Corp. Ltd. ........... 5,245,400 119,139,939
Sembcorp Industries Ltd.
(a)
.................. 901,600 3,877,858
Singapore Exchange Ltd. ................... 1,984,647 37,835,688
Singapore Technologies Engineering Ltd. ......... 1,814,500 14,257,953
United Overseas Bank Ltd. .................. 1,428,900 48,324,072
Yangzijiang Shipbuilding Holdings Ltd. ........... 4,377,700 13,362,989
405,120,744
a

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Spain  —  3 .4%
CaixaBank SA ........................... 4,445,910 $ 64,582,771
Endesa SA ............................. 567,192 27,619,372
Iberdrola SA ............................ 7,693,201 182,741,097
Indra Sistemas SA ........................ 70,887 4,660,576
Industria de Diseno Textil SA ................. 1,880,722 122,742,694
Mapfre SA ............................. 1,606,032 8,212,298
Naturgy Energy Group SA ................... 463,122 15,449,682
Redeia Corp. SA ......................... 120,954 2,133,270
Repsol SA ............................. 1,165,954 35,586,113
463,727,873
a
Sweden  —  4 .2%
AddTech AB , Class B ...................... 374,318 13,619,980
Alfa Laval AB ........................... 353,056 20,893,169
Assa Abloy AB , Class B .................... 871,953 32,354,478
Atlas Copco AB , Class A .................... 3,696,439 78,105,086
Atlas Copco AB , Class B .................... 2,332,156 43,092,521
Boliden AB ............................. 207,439 10,437,826
Epiroc AB , Class A ........................ 754,052 19,331,350
Epiroc AB , Class B ........................ 522,249 11,450,615
EQT AB ............................... 730,034 24,796,158
Essity AB , Class B ........................ 381,099 11,071,189
Evolution AB
(b) (c)
.......................... 195,010 14,883,413
H & M Hennes & Mauritz AB , Class B ........... 344,858 6,315,640
Industrivarden AB , Class A .................. 123,658 7,130,497
Industrivarden AB , Class C .................. 271,143 15,515,827
Indutrade AB ............................ 269,822 6,774,442
Investment AB Latour , Class B ................ 126,199 2,662,301
Investor AB , Class B ....................... 2,636,124 113,874,916
Lifco AB , Class B ......................... 242,030 8,243,076
Saab AB , Class B ........................ 318,402 20,007,671
Sandvik AB ............................. 1,149,294 42,977,539
SKF AB , Class B ......................... 348,949 9,445,086
Swedish Orphan Biovitrum AB
(b)
............... 84,371 4,181,108
Tele2 AB , Class B ........................ 984,064 17,048,006
Volvo AB , Class B ........................ 1,335,415 51,081,933
585,293,827
a
Switzerland  —  13 .5%
ABB Ltd. , Registered ...................... 2,734,004 269,733,823
Belimo Holding AG , Registered ............... 18,122 18,897,491
BKW AG .............................. 24,132 3,986,653
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 693 7,998,652
Chocoladefabriken Lindt & Spruengli AG , Registered . 72 8,478,044
Cie Financiere Richemont SA , Class A, Registered .. 497,701 117,627,517
EMS-Chemie Holding AG , Registered ........... 7,954 8,054,525
Geberit AG , Registered ..................... 64,894 42,758,682
Givaudan SA , Registered ................... 8,975 35,871,763
Helvetia Baloise Holding AG ................. 95,762 25,680,434
Kuehne + Nagel International AG , Registered ...... 77,153 19,647,911
Logitech International SA , Registered ........... 206,530 21,092,967
Nestle SA , Registered ..................... 2,503,069 250,184,196
Novartis AG , Registered .................... 1,578,207 246,818,561
Partners Group Holding AG .................. 61,341 51,129,474
Roche Holding AG , Bearer .................. 31,381 13,911,059
Roche Holding AG , NVS .................... 694,888 303,730,247
Schindler Holding AG , Participation Certificates , NVS 49,190 15,484,029
Schindler Holding AG , Registered .............. 26,936 8,239,017
Sika AG , Registered ....................... 120,892 27,199,563
Sonova Holding AG , Registered ............... 27,233 7,419,736
Straumann Holding AG , Registered ............. 71,513 8,856,185
Swiss Re AG ............................ 434,021 72,227,615
VAT Group AG
(c)
......................... 42,508 31,816,297
Security Shares Value
a
Switzerland (continued)
Zurich Insurance Group AG .................. 331,931 $ 252,841,173
1,869,685,614
a
United Kingdom  —  15 .9%
3i Group PLC ........................... 2,258,444 86,945,108
Admiral Group PLC ....................... 667,835 33,854,208
AstraZeneca PLC ........................ 1,363,672 231,974,659
BAE Systems PLC ........................ 3,328,450 94,226,191
British American Tobacco PLC ................ 1,236,391 75,000,630
Bunzl PLC ............................. 358,838 13,541,514
Coca-Cola HBC AG , Class DI
(b)
............... 182,594 12,312,277
Compass Group PLC ...................... 2,301,163 73,075,393
Diageo PLC ............................ 1,694,697 37,229,678
Endeavour Mining PLC ..................... 181,815 8,673,558
Experian PLC ........................... 1,461,766 55,152,015
Fresnillo PLC ........................... 192,466 6,483,396
GSK PLC .............................. 3,915,341 101,810,051
Halma PLC ............................. 306,053 14,622,348
Imperial Brands PLC ...................... 913,641 34,673,465
Intertek Group PLC ....................... 257,951 20,373,789
Land Securities Group PLC .................. 805,791 7,675,107
London Stock Exchange Group PLC ............ 727,925 81,886,137
National Grid PLC ........................ 5,464,114 87,457,799
Next PLC .............................. 189,785 38,005,975
Prudential PLC .......................... 5,032,665 75,633,652
Reckitt Benckiser Group PLC ................. 795,736 56,160,947
RELX PLC ............................. 2,239,819 78,778,790
Rio Tinto PLC ........................... 1,004,516 97,608,439
Rolls-Royce Holdings PLC .................. 10,412,654 207,728,930
Sage Group PLC (The) ..................... 1,106,019 14,569,557
Schroders PLC .......................... 1,567,338 12,432,157
Segro PLC ............................. 1,546,474 20,201,137
Shell PLC .............................. 4,800,823 219,741,793
Smiths Group PLC ........................ 452,025 16,141,627
Spirax Group PLC ........................ 79,755 7,477,585
SSE PLC .............................. 1,511,467 47,752,445
Sunbelt Rentals Holdings, Inc. ................ 395,400 28,328,908
Unilever PLC ........................... 2,907,557 185,000,849
Wise Group PLC , Class A
(b)
.................. 1,795,447 21,444,774
2,203,974,888
a
Total Common Stocks — 99.4%
(Cost: $ 10,587,496,349 ) .............................. 13,740,671,413
a
Preferred Stocks
Germany  —  0 .1%
Henkel AG & Co. KGaA , Preference Shares , NVS ... 93,785 8,176,054
a
Total Preferred Stocks — 0.1%
(Cost: $ 7,676,532 ) .................................. 8,176,054
a
Warrants
Canada  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(b) (d)
............................ 15,091 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.5%
(Cost: $ 10,595,172,881 ) .............................. 13,748,847,467

iShares
®
MSCI Intl Quality Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 70,948,588 $ 70,969,873
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 4,448,719 4,448,719
a
Total Short-Term Securities — 0.5%
(Cost: $ 75,417,746 ) ................................. 75,418,592
Total Investments —  100.0%
(Cost: $ 10,670,590,627 ) .............................. 13,824,266,059
Other Assets Less Liabilities — 0 .0% ...................... 4,174,234
Net Assets — 100.0% ................................. $ 13,828,440,293
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,535,013  $ 64,437,370
(a)
$ —  $ (3,356) $ 846  $ 70,969,873  70,948,588  $ 156,459
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,750,000  1,698,719
(a)
—  —  —  4,448,719  4,448,719  152,622  —
$ —  $ (3,356) $ 846
$ 75,418,592
$ 309,081  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 56 09/10/26 $ 13,839 $ (23,287)
SPI 200 Index ....................................................................... 73 09/17/26 11,484 153,320
Euro STOXX 50 Index ................................................................. 435 09/18/26 31,968 294,478
FTSE 100 Index ..................................................................... 138 09/18/26 20,226 719,991
$ 1,144,502

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Intl Quality Factor ETF
12
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,167,789 $ — $ — $ — $ 1,167,789
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 23,287 $ — $ — $ — $ 23,287
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 15,038,996 $ — $ — $ — $ 15,038,996
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (23,485) $ — $ — $ — $ (23,485)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 92,405,953
a

iShares
®
MSCI Intl Quality Factor ETF
Schedule of Investments
(continued)
July 31, 2026
13
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,347,989,886  $ 12,392,681,527  $ —  $ 13,740,671,413
Preferred Stocks .......................................... —  8,176,054  —  8,176,054
Warrants ............................................... —  —  —  —
Short-Term Securities
Money Market Funds ....................................... 75,418,592  —  —  75,418,592
$ 1,423,408,478  $ 12,400,857,581  $ —  $ 13,824,266,059
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 447,798  $ 719,991  $ —  $ 1,167,789
Liabilities
Equity Contracts ............................................ —  (23,287) —  (23,287)
$ 447,798  $ 696,704  $ —  $ 1,144,502
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
July 31, 2026
iShares
®
MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  2 .3%
BHP Group Ltd. .......................... 1,001,423 $ 42,210,536
CSL Ltd. ............................... 103,010 8,906,270
Fortescue Ltd. ........................... 462,626 6,003,153
Northern Star Resources Ltd. ................. 258,488 3,582,334
Qantas Airways Ltd. ....................... 527,779 3,672,822
Rio Tinto Ltd. ........................... 85,087 10,140,811
Santos Ltd. ............................. 1,050,798 5,835,868
Sonic Healthcare Ltd. ...................... 186,034 2,847,157
South32 Ltd. ............................ 2,077,090 6,621,977
Vicinity Ltd. ............................. 871,335 1,637,540
Woodside Energy Group Ltd. ................. 435,511 10,193,103
101,651,571
a
Austria  —  0 .5%
Erste Group Bank AG ...................... 99,061 12,949,559
OMV AG .............................. 57,069 4,173,179
Raiffeisen Bank International AG .............. 79,024 5,425,673
22,548,411
a
Belgium  —  1 .0%
Ageas SA/N.V. .......................... 55,551 4,597,239
Anheuser-Busch InBev SA/N.V. ............... 319,821 27,777,722
Groupe Bruxelles Lambert N.V. ............... 16,981 1,531,632
KBC Group N.V. ......................... 47,159 6,784,233
Sofina SA .............................. 4,000 1,133,540
Syensqo SA ............................ 30,879 2,746,910
44,571,276
a
Canada  —  3 .5%
AltaGas Ltd. ............................ 72,448 2,882,726
ARC Resources Ltd. ....................... 112,245 2,684,720
Bank of Nova Scotia (The) ................... 239,648 21,021,874
Barrick Mining Corp. ....................... 519,881 19,080,413
BCE, Inc. .............................. 84,194 1,826,401
Canadian Tire Corp. Ltd. , Class A , NVS .......... 16,357 2,387,304
Cenovus Energy, Inc. ...................... 183,692 5,538,867
CGI, Inc. .............................. 146,757 10,742,045
Empire Co. Ltd. , Class A , NVS ................ 48,121 1,761,307
Equinox Gold Corp. ....................... 183,972 1,648,314
Fairfax Financial Holdings Ltd. ................ 6,296 10,543,380
iA Financial Corp., Inc. ..................... 14,608 2,159,860
Kinross Gold Corp. ........................ 341,525 7,873,944
Magna International, Inc. .................... 133,109 9,128,722
Manulife Financial Corp. .................... 447,398 19,870,171
Nutrien Ltd. ............................. 183,199 12,644,959
Power Corp. of Canada .................... 105,492 7,209,141
Rogers Communications, Inc. , Class B , NVS ...... 173,968 5,889,732
Saputo, Inc. ............................ 67,917 1,910,310
Teck Resources Ltd. , Class B ................ 100,565 6,051,763
Whitecap Resources, Inc. ................... 257,424 3,037,267
155,893,220
a
Denmark  —  0 .7%
AP Moller - Maersk A.S. , Class A .............. 2,477 6,458,084
AP Moller - Maersk A.S. , Class B , NVS
(a)
......... 2,900 7,786,871
Danske Bank A.S. ........................ 188,593 10,853,464
Genmab A.S.
(b)
.......................... 11,896 3,424,126
Orsted A.S.
(b) (c)
........................... 126,007 2,809,370
ROCKWOOL A.S. , Class B .................. 34,729 1,109,627
32,441,542
a
Finland  —  1 .0%
Fortum OYJ ............................ 83,237 1,892,289
Nokia OYJ ............................. 3,423,494 31,643,118
Security Shares Value
a
Finland (continued)
Stora Enso OYJ , Class R ................... 294,591 $ 3,387,668
UPM-Kymmene OYJ ...................... 177,521 4,829,598
41,752,673
a
France  —  11 .9%
Alstom SA
(b)
............................ 349,963 6,483,388
Amundi SA
(c)
............................ 15,498 1,693,458
ArcelorMittal SA .......................... 377,488 26,664,744
AXA SA ............................... 495,770 25,695,561
Ayvens SA
(c)
............................ 176,243 2,375,354
BioMerieux ............................. 6,824 543,927
BNP Paribas SA ......................... 675,197 85,796,337
Bollore SE ............................. 244,058 1,089,937
Bouygues SA ........................... 139,710 7,869,830
Capgemini SE ........................... 157,910 18,769,295
Carrefour SA ............................ 552,078 10,131,723
Cie de Saint-Gobain SA .................... 276,501 25,987,522
Cie Generale des Etablissements Michelin SCA .... 292,071 11,805,643
Covivio SA ............................. 12,118 739,768
Credit Agricole SA ........................ 688,450 15,383,728
Dassault Systemes SE ..................... 258,198 6,006,976
Eiffage SA ............................. 49,661 7,058,296
Engie SA .............................. 623,387 19,431,663
Eurofins Scientific SE ...................... 29,576 2,332,385
Ipsen SA .............................. 12,668 2,447,780
Klepierre SA ............................ 50,081 2,274,731
Orange SA ............................. 680,410 13,001,065
Pernod Ricard SA ........................ 113,009 8,807,163
Publicis Groupe SA ....................... 102,786 10,970,402
Renault SA ............................. 185,234 5,848,997
Rexel SA .............................. 121,639 5,047,495
Sanofi SA .............................. 634,885 54,670,997
Societe Generale SA ...................... 409,692 38,509,673
Sodexo SA ............................. 22,058 1,450,463
STMicroelectronics N.V. .................... 408,050 21,797,379
TotalEnergies SE ......................... 576,587 50,832,174
Unibail-Rodamco-Westfield
(b)
................. 22,088 2,691,167
Vinci SA ............................... 236,182 33,347,183
527,556,204
a
Germany  —  10 .3%
BASF SE .............................. 255,190 14,814,698
Bayer AG , Registered ...................... 741,407 41,144,923
Bayerische Motoren Werke AG ............... 280,993 19,260,227
Brenntag SE ............................ 51,837 3,655,363
Commerzbank AG
(a)
....................... 246,546 10,752,856
Continental AG .......................... 44,319 3,685,712
Daimler Truck Holding AG ................... 363,342 20,550,865
Deutsche Bank AG , Registered ............... 1,129,090 41,557,262
Deutsche Lufthansa AG , Registered
(a)
........... 838,523 8,798,647
Deutsche Post AG ........................ 432,701 28,905,186
Deutsche Telekom AG , Registered ............. 1,225,010 37,805,002
E.ON SE .............................. 505,121 10,881,953
Evonik Industries AG ...................... 128,153 2,592,495
Fresenius Medical Care AG .................. 148,530 7,622,833
Fresenius SE & Co. KGaA ................... 230,389 11,841,354
Heidelberg Materials AG .................... 40,327 7,507,472
Henkel AG & Co. KGaA .................... 65,467 5,364,382
Infineon Technologies AG ................... 555,605 39,872,176
Mercedes-Benz Group AG ................... 567,661 30,692,949
Merck KGaA
(a)
........................... 49,556 8,190,030
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 23,364 14,034,743
QIAGEN N.V. ........................... 41,044 1,688,914

iShares
®
MSCI Intl Value Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Germany (continued)
RWE AG .............................. 216,542 $ 14,244,771
Siemens AG , Registered .................... 206,366 67,615,070
Siemens Healthineers AG
(c)
.................. 60,687 2,584,331
Talanx AG .............................. 16,417 2,182,058
457,846,272
a
Hong Kong  —  2 .6%
BOC Hong Kong Holdings Ltd. ................ 1,173,500 7,803,848
CK Asset Holdings Ltd. ..................... 844,500 5,143,864
CK Hutchison Holdings Ltd. .................. 3,906,000 36,596,389
CK Infrastructure Holdings Ltd. ................ 244,000 1,946,276
CLP Holdings Ltd. ........................ 281,500 2,798,770
Henderson Land Development Co. Ltd. .......... 302,000 1,094,861
Hongkong Land Holdings Ltd. ................ 212,100 1,719,863
Jardine Matheson Holdings Ltd. ............... 198,400 13,176,719
MTR Corp. Ltd.
(a)
......................... 1,123,500 4,740,235
Power Assets Holdings Ltd. .................. 395,000 2,973,733
Sino Land Co. Ltd. ........................ 3,384,000 4,609,147
SITC International Holdings Co. Ltd. ............ 772,000 3,892,266
Sun Hung Kai Properties Ltd. ................. 720,000 11,300,293
Swire Pacific Ltd. , Class A ................... 486,500 6,178,261
WH Group Ltd.
(c)
......................... 7,124,000 7,665,195
Wharf Real Estate Investment Co. Ltd. .......... 464,000 1,569,241
113,208,961
a
Ireland  —  0 .4%
AIB Group PLC .......................... 612,964 7,290,361
Bank of Ireland Group PLC .................. 339,388 7,127,111
Ryanair Holdings PLC ..................... 130,508 3,659,639
18,077,111
a
Israel  —  1 .2%
Bank Hapoalim BM ....................... 358,051 8,692,746
Bank Leumi Le-Israel BM ................... 485,431 11,469,918
Check Point Software Technologies Ltd.
(b)
........ 45,058 5,728,224
ICL Group Ltd.
(a)
......................... 298,695 1,526,350
Israel Discount Bank Ltd. , Class A ............. 522,984 5,458,120
Mizrahi Tefahot Bank Ltd. ................... 44,762 3,331,102
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 516,473 18,081,720
54,288,180
a
Italy  —  3 .6%
Banca Monte dei Paschi di Siena SpA ........... 659,752 8,836,311
Banco BPM SpA ......................... 382,068 6,975,870
BPER Banca SpA ........................ 398,632 6,477,453
Buzzi SpA .............................. 30,892 1,465,372
Enel SpA .............................. 1,980,905 22,371,150
Eni SpA ............................... 548,810 15,266,071
Intesa Sanpaolo SpA ...................... 3,992,851 30,183,180
Italgas SpA ............................. 99,057 1,021,880
Stellantis N.V.
(b)
.......................... 2,107,404 12,133,517
Telecom Italia SpA
(b)
....................... 469,190 3,984,293
Tenaris SA ............................. 65,993 1,893,314
UniCredit SpA ........................... 493,872 46,577,973
Unipol Assicurazioni SpA .................... 100,153 3,133,737
160,320,121
a
Japan  —  29 .4%
AGC, Inc. .............................. 172,700 6,513,034
Aisin Corp. ............................. 247,500 3,412,210
ANA Holdings, Inc. ........................ 148,200 2,894,608
Asahi Group Holdings Ltd. ................... 1,082,100 11,293,005
Asahi Kasei Corp. ........................ 671,300 7,166,089
Astellas Pharma, Inc. ...................... 618,000 8,488,108
Bridgestone Corp. ........................ 420,900 10,394,301
Canon, Inc. ............................. 975,900 27,164,277
Security Shares Value
a
Japan (continued)
Central Japan Railway Co. .................. 957,800 $ 23,834,699
Chiba Bank Ltd. (The) ...................... 146,800 2,386,242
Chubu Electric Power Co., Inc. ................ 571,300 9,892,096
Dai Nippon Printing Co. Ltd. ................. 284,700 5,162,241
Daiichi Sankyo Co. Ltd. ..................... 275,000 4,444,419
Daito Trust Construction Co. Ltd. .............. 166,600 3,527,704
Daiwa House Industry Co. Ltd. ................ 225,700 6,628,028
Daiwa Securities Group, Inc. ................. 350,600 3,922,035
Denso Corp. ............................ 747,200 9,174,797
East Japan Railway Co. .................... 531,800 12,235,942
ENEOS Holdings, Inc. ..................... 998,700 8,247,790
Fuji Electric Co. Ltd. ....................... 52,300 4,564,183
FUJIFILM Holdings Corp. ................... 1,148,300 27,030,548
Fujitsu Ltd. ............................. 782,000 18,024,532
Hankyu Hanshin Holdings, Inc. ................ 170,400 5,041,779
Hikari Tsushin, Inc. ........................ 8,100 1,980,585
Honda Motor Co. Ltd. ...................... 2,850,300 28,729,947
Hulic Co. Ltd. ........................... 258,300 2,839,943
Idemitsu Kosan Co. Ltd. .................... 341,100 2,792,425
Inpex Corp. ............................. 367,500 8,470,385
Isuzu Motors Ltd. ......................... 285,100 4,253,561
ITOCHU Corp. .......................... 2,821,300 35,406,216
Japan Post Bank Co. Ltd. ................... 579,300 11,200,839
Japan Post Holdings Co. Ltd. ................. 933,200 13,806,097
Japan Post Insurance Co. Ltd. ................ 223,900 2,465,385
Japan Tobacco, Inc. ....................... 303,200 13,518,741
JFE Holdings, Inc. ........................ 599,900 6,806,538
Kajima Corp. ............................ 195,800 6,542,504
Kansai Electric Power Co., Inc. (The) ........... 727,200 11,013,063
Kawasaki Kisen Kaisha Ltd. .................. 312,300 5,564,823
KDDI Corp. ............................. 1,092,000 20,118,698
Kioxia Holdings Corp.
(b)
..................... 119,000 33,169,629
Kirin Holdings Co. Ltd. ..................... 431,500 7,982,642
Komatsu Ltd. ........................... 535,200 23,222,451
Kubota Corp. ........................... 742,000 12,588,389
Kyocera Corp. ........................... 1,040,900 23,739,584
Kyowa Kirin Co. Ltd. ....................... 87,100 1,398,175
LY Corp. ............................... 1,166,400 3,249,873
Makita Corp. ............................ 96,200 3,098,641
Marubeni Corp. .......................... 812,300 26,254,077
MINEBEA MITSUMI, Inc. ................... 186,200 4,240,542
Mitsubishi Chemical Group Corp. .............. 910,900 6,703,177
Mitsubishi Corp. .......................... 1,418,700 42,408,870
Mitsubishi Estate Co. Ltd. ................... 325,200 7,894,935
Mitsubishi HC Capital, Inc. ................... 306,800 2,824,769
Mitsubishi UFJ Financial Group, Inc. ............ 2,429,900 54,275,456
Mitsui & Co. Ltd. ......................... 1,325,000 40,656,664
Mitsui Fudosan Co. Ltd. .................... 662,400 6,452,709
Mitsui OSK Lines Ltd. ...................... 393,000 14,518,175
Mizuho Financial Group, Inc. ................. 619,270 32,105,552
MS&AD Insurance Group Holdings, Inc. ......... 374,100 11,516,132
Murata Manufacturing Co. Ltd. ................ 697,400 31,776,555
NEC Corp. ............................. 560,800 16,666,223
NIDEC CORP.
(b)
.......................... 377,600 6,063,438
Nippon Building Fund, Inc. ................... 2,159 1,821,130
Nippon Paint Holdings Co. Ltd. ................ 207,100 1,562,763
Nippon Steel Corp. ........................ 4,387,200 17,872,660
Nippon Yusen KK ......................... 422,400 16,219,093
Nissan Motor Co. Ltd.
(b)
..................... 2,030,400 4,286,735
Nomura Holdings, Inc. ..................... 1,264,000 12,228,557
NTT, Inc. .............................. 14,956,600 14,336,098
Obayashi Corp. .......................... 307,300 6,039,762
ORIX Corp. ............................. 351,600 14,190,341
Osaka Gas Co. Ltd. ....................... 148,900 5,108,597

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Otsuka Corp. ........................... 80,800 $ 1,667,271
Otsuka Holdings Co. Ltd. ................... 125,200 8,681,293
Panasonic Holdings Corp. ................... 922,400 24,390,527
Renesas Electronics Corp. .................. 1,465,500 29,374,119
Resona Holdings, Inc. ..................... 420,200 5,698,248
SBI Holdings, Inc. ........................ 173,100 3,267,830
SCREEN Holdings Co. Ltd. .................. 82,700 6,308,738
Secom Co. Ltd. .......................... 141,300 6,086,643
Sekisui House Ltd. ........................ 271,500 5,943,750
Seven & i Holdings Co. Ltd. .................. 797,400 10,573,617
Shionogi & Co. Ltd. ....................... 331,600 5,995,756
Sompo Holdings, Inc. ...................... 265,900 11,805,056
Subaru Corp. ........................... 392,100 6,674,499
Sumitomo Corp. ......................... 3,527,400 36,614,261
Sumitomo Metal Mining Co. Ltd. ............... 116,000 5,830,790
Sumitomo Mitsui Financial Group, Inc. ........... 1,029,700 44,245,084
Sumitomo Mitsui Trust Group, Inc. ............. 926,400 9,525,876
Suntory Beverage & Food Ltd. ................ 68,200 1,977,257
Suzuki Motor Corp. ....................... 736,900 9,619,157
Taisei Corp. ............................ 56,400 4,568,537
Takeda Pharmaceutical Co. Ltd. ............... 512,800 17,607,308
TDK Corp. ............................. 978,800 18,820,813
Tokyo Gas Co. Ltd. ....................... 115,100 4,443,420
TOPPAN Holdings, Inc. ..................... 165,500 4,640,761
Toray Industries, Inc. ...................... 609,400 4,377,475
Toyota Motor Corp. ....................... 4,394,000 83,154,979
Toyota Tsusho Corp. ....................... 394,000 16,353,102
West Japan Railway Co. .................... 284,700 5,372,235
Yamaha Motor Co. Ltd. ..................... 448,600 3,752,485
Yokogawa Electric Corp. .................... 123,200 4,393,891
Yokohama Financial Group, Inc. ............... 271,400 3,089,291
1,308,278,880
a
Netherlands  —  3 .0%
ABN AMRO Bank N.V., CVA ................. 255,848 11,573,926
Aegon Ltd. ............................. 670,822 6,375,090
AerCap Holdings N.V. ...................... 151,384 22,843,845
ASR Nederland N.V. ....................... 40,704 3,327,830
DSM-Firmenich AG ....................... 51,370 5,538,085
EXOR N.V. ............................. 15,969 1,278,810
Heineken Holding N.V. ..................... 57,196 4,811,670
Heineken N.V. ........................... 57,480 5,204,257
ING Groep N.V. .......................... 968,962 34,050,823
Koninklijke Ahold Delhaize N.V. ............... 343,531 13,611,464
Koninklijke Philips N.V. ..................... 253,312 6,674,224
NN Group N.V. .......................... 166,559 15,700,040
130,990,064
a
Norway  —  0 .7%
Aker BP ASA ............................ 50,441 1,798,444
DNB Bank ASA .......................... 232,636 7,490,554
Equinor ASA ............................ 205,987 8,455,953
Mowi ASA .............................. 173,612 3,717,941
Norsk Hydro ASA ......................... 513,590 4,737,367
Orkla ASA .............................. 189,711 2,107,299
Yara International ASA ..................... 81,106 3,825,916
32,133,474
a
Portugal  —  0 .1%
EDP Renewables SA ...................... 61,800 958,947
EDP SA ............................... 933,916 4,809,015
5,767,962
a
Security Shares Value
a
Singapore  —  1 .1%
Keppel Ltd. ............................. 637,600 $ 5,694,378
Oversea-Chinese Banking Corp. Ltd. ........... 666,000 15,127,006
Sembcorp Industries Ltd.
(a)
.................. 305,900 1,315,702
Singapore Airlines Ltd. ..................... 866,900 5,200,361
United Overseas Bank Ltd. .................. 365,500 12,360,871
Wilmar International Ltd. .................... 1,637,100 5,006,416
Yangzijiang Shipbuilding Holdings Ltd. ........... 1,868,000 5,702,096
50,406,830
a
Spain  —  4 .1%
Banco Bilbao Vizcaya Argentaria SA ............ 1,847,951 51,801,555
Banco de Sabadell SA ..................... 1,892,223 7,264,666
Banco Santander SA ...................... 5,431,357 77,246,223
CaixaBank SA ........................... 799,161 11,608,879
International Consolidated Airlines Group SA , Class DI 1,108,591 6,475,789
Mapfre SA ............................. 241,007 1,232,367
Naturgy Energy Group SA ................... 42,649 1,422,764
Repsol SA ............................. 691,626 21,109,135
Telefonica SA ........................... 1,288,303 5,319,004
183,480,382
a
Sweden  —  2 .6%
Boliden AB ............................. 108,461 5,457,494
Essity AB , Class B ........................ 118,414 3,440,008
Hexagon AB , Class B ...................... 781,226 7,711,144
Industrivarden AB , Class A .................. 58,490 3,372,712
Industrivarden AB , Class C .................. 58,041 3,321,325
L E Lundbergforetagen AB , Class B ............ 13,858 832,385
Nordea Bank Abp ........................ 717,935 14,490,189
Octave Intelligence PLC
(b)
................... 73,250 1,313,118
Securitas AB , Class B ...................... 272,083 4,370,839
Skanska AB , Class B ...................... 171,656 4,816,709
SKF AB , Class B ......................... 181,311 4,907,588
Svenska Cellulosa AB SCA , Class B ............ 130,451 1,483,117
Svenska Handelsbanken AB , Class A ........... 377,736 5,775,794
Swedbank AB , Class A ..................... 192,844 7,713,752
Telefonaktiebolaget LM Ericsson , Class B ........ 1,723,443 16,952,967
Trelleborg AB , Class B ..................... 62,975 2,799,493
Verisure PLC
(a) (b)
......................... 57,656 716,924
Volvo AB , Class B ........................ 646,523 24,730,623
114,206,181
a
Switzerland  —  3 .2%
Barry Callebaut AG , Registered ............... 852 1,187,026
BKW AG .............................. 3,463 572,094
Novartis AG , Registered .................... 384,433 60,122,151
Roche Holding AG , NVS .................... 146,081 63,850,891
Sandoz Group AG ........................ 85,695 6,985,671
Swatch Group AG (The) , Bearer ............... 9,226 2,062,716
Swiss Re AG ............................ 49,073 8,166,485
142,947,034
a
United Kingdom  —  15 .5%
3i Group PLC ........................... 634,554 24,428,928
Associated British Foods PLC ................ 192,440 5,406,507
Aviva PLC ............................. 630,184 5,898,018
Barclays PLC ........................... 8,062,991 55,421,279
BP PLC ............................... 3,220,820 24,198,562
British American Tobacco PLC ................ 1,188,004 72,065,429
BT Group PLC .......................... 2,927,372 7,926,268
Centrica PLC ........................... 1,515,159 3,165,188
Endeavour Mining PLC ..................... 67,787 3,233,806
Glencore PLC
(b)
.......................... 2,647,558 19,500,191
GSK PLC .............................. 1,579,705 41,076,843
Haleon PLC ............................ 2,417,999 11,837,460

iShares
®
MSCI Intl Value Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
HSBC Holdings PLC ...................... 4,776,793 $ 101,723,282
Imperial Brands PLC ...................... 464,690 17,635,387
Informa PLC ............................ 409,579 4,906,602
J Sainsbury PLC ......................... 1,131,032 5,454,186
Kingfisher PLC .......................... 780,488 3,256,149
Lloyds Banking Group PLC .................. 20,450,635 31,608,839
M&G PLC .............................. 580,806 2,805,701
Marks & Spencer Group PLC ................. 867,062 4,739,683
Melrose Industries PLC ..................... 318,115 1,956,814
National Grid PLC ........................ 1,303,082 20,856,937
NatWest Group PLC ....................... 3,769,156 35,553,069
Pearson PLC ........................... 145,761 2,459,665
Rio Tinto PLC ........................... 353,909 34,389,203
Shell PLC .............................. 1,618,737 74,092,332
Smith & Nephew PLC ...................... 258,157 4,038,341
SSE PLC .............................. 315,985 9,983,054
Standard Chartered PLC .................... 723,190 21,382,999
Tesco PLC ............................. 1,945,630 12,806,445
Vodafone Group PLC ...................... 16,251,338 25,790,710
689,597,877
a
Total Common Stocks — 98.7%
(Cost: $ 3,081,787,765 ) ............................... 4,387,964,226
a
Preferred Stocks
Germany  —  0 .8%
Henkel AG & Co. KGaA , Preference Shares , NVS ... 91,481 7,975,194
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 189,783 6,299,107
Security Shares Value
a
Germany (continued)
Volkswagen AG , Preference Shares , NVS ........ 248,116 $ 21,442,684
a
Total Preferred Stocks — 0.8%
(Cost: $ 46,165,313 ) ................................. 35,716,985
a
Total Long-Term Investments — 99.5%
(Cost: $ 3,127,953,078 ) ............................... 4,423,681,211
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d) (e) (f)
...................... 18,051,283 18,056,698
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 1,764,627 1,764,627
a
Total Short-Term Securities — 0.5%
(Cost: $ 19,819,967 ) ................................. 19,821,325
Total Investments —  100.0%
(Cost: $ 3,147,773,045 ) ............................... 4,443,502,536
Other Assets Less Liabilities — 0 .0% ...................... 1,559,416
Net Assets — 100.0% ................................. $ 4,445,061,952
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,705,484  $ 11,349,595
(a)
$ —  $ 391  $ 1,228  $ 18,056,698  18,051,283  $ 54,808
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 880,000  884,627
(a)
—  —  —  1,764,627  1,764,627  51,861  —
$ —  $ 391  $ 1,228
$ 19,821,325
$ 106,669  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Intl Value Factor ETF
18
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 26 09/10/26 $ 6,425 $ (44,092)
Euro STOXX 50 Index ................................................................. 95 09/18/26 6,982 75,947
FTSE 100 Index ..................................................................... 51 09/18/26 7,475 264,556
$ 296,411
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 340,503 $ — $ — $ — $ 340,503
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 44,092 $ — $ — $ — $ 44,092
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 5,662,221 $ — $ — $ — $ 5,662,221
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 62,625 $ — $ — $ — $ 62,625
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 24,205,650
a

iShares
®
MSCI Intl Value Factor ETF
Schedule of Investments
(continued)
July 31, 2026
19
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 252,432,383  $ 4,135,531,843  $ —  $ 4,387,964,226
Preferred Stocks .......................................... —  35,716,985  —  35,716,985
Short-Term Securities
Money Market Funds ....................................... 19,821,325  —  —  19,821,325
$ 272,253,708  $ 4,171,248,828  $ —  $ 4,443,502,536
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 75,947  $ 264,556  $ —  $ 340,503
Liabilities
Equity Contracts ............................................ —  (44,092) —  (44,092)
$ 75,947  $ 220,464  $ —  $ 296,411
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
July 31, 2026
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
Curtiss-Wright Corp. ....................... 56,802 $ 41,124,648
FTAI Aviation Ltd. ......................... 124,529 25,652,974
Howmet Aerospace, Inc. .................... 456,779 128,930,440
L3Harris Technologies, Inc. .................. 189,078 52,385,951
Rocket Lab Corp.
(a)
....................... 672,946 43,707,843
291,801,856
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 147,940 21,855,176
Expeditors International of Washington, Inc. ....... 145,211 24,379,475
FedEx Corp. ............................ 409,480 125,874,152
172,108,803
a
Automobiles  —  0 .3%
General Motors Co. ....................... 894,436 79,479,583
a
Banks  —  1 .4%
Citigroup, Inc. ........................... 2,311,283 306,129,433
Citizens Financial Group, Inc. ................ 521,283 37,349,927
343,479,360
a
Biotechnology  —  0 .5%
Biogen, Inc.
(a) (b)
.......................... 165,392 33,566,307
Revolution Medicines, Inc.
(a)
.................. 350,181 65,669,443
United Therapeutics Corp.
(a)
.................. 50,692 26,243,755
125,479,505
a
Broadline Retail  —  0 .2%
eBay, Inc. .............................. 509,779 58,119,904
a
Building Products  —  0 .5%
Johnson Controls International PLC ............ 823,388 120,758,084
a
Capital Markets  —  3 .9%
Bank of New York Mellon Corp. (The) ........... 1,028,953 160,856,222
Cboe Global Markets, Inc. ................... 127,033 39,409,448
Goldman Sachs Group, Inc. (The) ............. 339,607 345,848,977
Interactive Brokers Group, Inc. , Class A .......... 459,485 40,430,085
Morgan Stanley .......................... 1,290,762 271,602,140
Northern Trust Corp. ....................... 260,989 47,549,586
State Street Corp. ........................ 435,266 80,158,586
985,855,044
a
Chemicals  —  0 .6%
CF Industries Holdings, Inc. .................. 227,393 28,467,330
Corteva, Inc. ............................ 798,621 62,859,459
Dow, Inc. .............................. 1,134,272 34,357,099
LyondellBasell Industries N.V. , Class A .......... 375,763 23,327,367
149,011,255
a
Communications Equipment  —  4 .5%
Arista Networks, Inc.
(a)
..................... 1,009,867 182,129,514
Ciena Corp.
(a)
........................... 421,084 158,769,722
Cisco Systems, Inc. ....................... 5,529,458 641,361,833
Lumentum Holdings, Inc.
(a)
.................. 212,680 151,840,759
1,134,101,828
a
Construction & Engineering  —  1 .9%
Comfort Systems USA, Inc. .................. 95,995 166,041,592
EMCOR Group, Inc. ....................... 66,640 53,140,735
MasTec, Inc.
(a)
........................... 140,604 36,992,912
Quanta Services, Inc. ...................... 326,856 218,130,620
474,305,859
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  3 .2%
Casey's General Stores, Inc. ................. 74,114 $ 64,553,294
Target Corp. ............................ 559,143 80,790,572
Walmart, Inc. ............................ 5,980,255 665,004,356
810,348,222
a
Electric Utilities  —  0 .5%
American Electric Power Co., Inc. .............. 549,883 70,302,541
Entergy Corp. ........................... 595,438 64,081,038
134,383,579
a
Electrical Equipment  —  4 .6%
Bloom Energy Corp. , Class A
(a)
................ 804,097 165,491,203
GE Vernova, Inc.
(b)
........................ 780,017 772,443,035
Rockwell Automation, Inc. ................... 115,158 55,285,053
Vertiv Holdings Co. , Class A ................. 672,679 162,499,066
1,155,718,357
a
Electronic Equipment, Instruments & Components  —  3 .8%
Amphenol Corp. , Class A ................... 1,290,929 207,452,290
Coherent Corp.
(a) (b)
........................ 463,717 121,906,562
Corning, Inc. ............................ 2,285,449 315,963,324
Fabrinet
(a)
.............................. 60,400 26,298,764
Flex Ltd.
(a)
.............................. 646,534 73,543,243
Jabil, Inc. .............................. 173,264 54,586,823
Keysight Technologies, Inc.
(a)
................. 384,949 122,829,527
Teledyne Technologies, Inc.
(a)
................. 55,372 36,300,222
958,880,755
a
Energy Equipment & Services  —  1 .3%
Baker Hughes Co. , Class A .................. 1,622,970 98,173,455
Halliburton Co. .......................... 1,392,354 44,903,417
SLB Ltd. ............................... 2,390,846 118,562,053
TechnipFMC PLC ........................ 942,877 67,566,566
329,205,491
a
Entertainment  —  0 .3%
Warner Bros Discovery, Inc.
(a)
................ 3,030,307 79,697,074
a
Food Products  —  0 .2%
Archer-Daniels-Midland Co. .................. 552,982 43,834,883
Bunge Global SA ......................... 169,839 18,041,997
61,876,880
a
Ground Transportation  —  1 .2%
CSX Corp. ............................. 2,867,551 144,524,570
Fedex Freight Holding Co., Inc.
(a)
.............. 204,741 28,772,253
JB Hunt Transport Services, Inc. .............. 131,968 35,862,304
Old Dominion Freight Line, Inc. ............... 248,324 52,679,453
XPO, Inc.
(a)
............................. 154,205 30,990,579
292,829,159
a
Health Care REITs  —  1 .0%
Ventas, Inc. ............................ 493,395 46,137,366
Welltower, Inc. ........................... 857,109 200,940,634
247,078,000
a
Hotels, Restaurants & Leisure  —  0 .9%
Hilton Worldwide Holdings, Inc. ............... 309,569 99,213,769
Marriott International, Inc. , Class A ............. 330,688 123,290,407
222,504,176
a
Household Durables  —  0 .1%
SharkNinja, Inc.
(a)
......................... 99,079 16,028,010
a
Industrial Conglomerates  —  0 .1%
DuPont de Nemours, Inc. ................... 187,340 25,665,580
a

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Interactive Media & Services  —  4 .6%
Alphabet, Inc. , Class A ..................... 1,822,917 $ 649,195,431
Alphabet, Inc. , Class C , NVS ................. 1,422,159 507,213,008
1,156,408,439
Machinery  —  4 .9%
Caterpillar, Inc. .......................... 1,127,868 918,998,125
Cummins, Inc. ........................... 313,958 199,112,164
Dover Corp. ............................ 157,160 32,158,079
Nordson Corp. ........................... 66,563 19,821,130
Westinghouse Air Brake Technologies Corp. ....... 231,313 67,279,699
1,237,369,197
a
Media  —  0 .1%
EchoStar Corp. , Class A
(a) (b)
.................. 237,351 19,958,846
a
Metals & Mining  —  1 .5%
Freeport-McMoRan, Inc. .................... 1,641,363 102,798,565
Newmont Corp. .......................... 1,471,819 137,924,158
Nucor Corp. ............................ 367,186 94,473,286
Steel Dynamics, Inc. ....................... 206,302 51,835,441
387,031,450
a
Multi-Utilities  —  0 .1%
NiSource, Inc. ........................... 487,458 21,657,759
a
Oil, Gas & Consumable Fuels  —  10 .4%
Chevron Corp. ........................... 2,233,633 439,645,983
ConocoPhillips .......................... 1,702,397 205,104,791
Devon Energy Corp. ....................... 1,778,594 80,267,947
Diamondback Energy, Inc. ................... 260,141 52,795,616
EOG Resources, Inc. ...................... 627,868 93,357,693
ExxonMobil Holdings Corp. .................. 6,096,577 947,651,929
Kinder Morgan, Inc. ....................... 2,228,416 71,710,427
Marathon Petroleum Corp. .................. 374,126 118,399,655
Occidental Petroleum Corp. .................. 1,135,551 64,805,896
ONEOK, Inc. ............................ 728,714 66,174,518
Phillips 66 .............................. 520,804 110,243,791
Targa Resources Corp. ..................... 378,732 102,397,771
Valero Energy Corp. ....................... 514,362 160,943,870
Williams Companies, Inc. (The) ............... 1,626,121 116,332,696
2,629,832,583
a
Pharmaceuticals  —  3 .7%
Johnson & Johnson ....................... 3,470,337 889,620,890
Royalty Pharma PLC , Class A ................ 649,680 37,960,802
927,581,692
a
Semiconductors & Semiconductor Equipment  —  34 .1%
Advanced Micro Devices, Inc.
(a)
............... 2,700,086 1,285,645,949
Analog Devices, Inc. ....................... 995,636 365,806,623
Applied Materials, Inc. ..................... 1,538,086 780,840,120
Astera Labs, Inc.
(a)
........................ 176,619 54,969,131
Broadcom, Inc. .......................... 3,050,723 1,187,585,450
Credo Technology Group Holding Ltd.
(a)
.......... 184,141 38,115,346
Entegris, Inc. ............................ 196,300 23,369,515
Intel Corp.
(a)
............................ 11,318,236 1,020,904,887
KLA Corp. .............................. 2,103,319 384,528,780
Lam Research Corp. ...................... 2,655,915 778,236,213
Marvell Technology, Inc. .................... 1,375,879 258,059,865
Microchip Technology, Inc. ................... 734,056 54,533,020
Micron Technology, Inc. ..................... 1,794,746 1,477,129,800
Monolithic Power Systems, Inc. ............... 76,462 109,037,106
NXP Semiconductors N.V. ................... 315,618 72,327,021
ON Semiconductor Corp.
(a)
.................. 794,320 64,824,455
Teradyne, Inc. ........................... 404,767 148,828,778
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ..................... 1,708,873 $ 471,204,641
8,575,946,700
a
Software  —  0 .1%
IREN Ltd.
(a) (b)
............................ 563,280 20,728,704
a
Specialized REITs  —  0 .5%
Equinix, Inc. ............................ 114,246 116,448,663
a
Specialty Retail  —  1 .2%
Ross Stores, Inc. ......................... 570,081 143,130,237
TJX Companies, Inc. (The) .................. 1,051,993 165,520,578
308,650,815
a
Technology Hardware, Storage & Peripherals  —  5 .0%
Dell Technologies, Inc. , Class C ............... 346,704 140,543,400
Seagate Technology Holdings PLC
(b)
............ 650,417 556,841,506
Western Digital Corp. ...................... 1,030,422 561,415,123
1,258,800,029
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Tapestry, Inc. ............................ 274,628 41,845,068
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 2,161,826 147,717,571
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 20,817,409,303 ) .............................. 25,118,693,880
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (d) (e)
...................... 42,727,118 42,739,936
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 25,736,961 25,736,961
a
Total Short-Term Securities — 0.3%
(Cost: $ 68,472,557 ) ................................. 68,476,897
Total Investments — 100.1%
(Cost: $ 20,885,881,860 ) .............................. 25,187,170,777
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (35,597,357)
Net Assets — 100.0% ................................. $ 25,151,573,420
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Momentum Factor ETF
22
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 93,523,650  $ —  $ (50,820,113)
(a)
$ 34,670  $ 1,729  $ 42,739,936  42,727,118  $ 231,255
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 20,165,528  5,571,433
(a)
—  —  —  25,736,961  25,736,961  931,005  —
$ —  $ 34,670  $ 1,729
$ 68,476,897
$ 1,162,260  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 89 09/18/26 $ 33,461 $ 111,671
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 111,671 $ — $ — $ — $ 111,671
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 6,331,541 $ — $ — $ — $ 6,331,541
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (652,597) $ — $ — $ — $ (652,597)

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(continued)
July 31, 2026
23
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 28,788,859
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 25,118,693,880  $ —  $ —  $ 25,118,693,880
Short-Term Securities
Money Market Funds ........................................ 68,476,897  —  —  68,476,897
$ 25,187,170,777  $ —  $ —  $ 25,187,170,777
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 111,671  $ —  $ —  $ 111,671
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
Howmet Aerospace, Inc. .................... 1,364,178 $ 385,052,882
Lockheed Martin Corp. ..................... 763,939 445,177,813
830,230,695
a
Air Freight & Logistics  —  0 .2%
Expeditors International of Washington, Inc. ....... 536,834 90,129,060
a
Banks  —  0 .1%
Regions Financial Corp. .................... 1,170,583 36,229,544
a
Beverages  —  1 .4%
Coca-Cola Co. (The) ...................... 4,309,314 377,452,813
Monster Beverage Corp.
(a)
................... 856,156 82,516,316
PepsiCo, Inc. ........................... 1,190,936 166,207,028
626,176,157
a
Biotechnology  —  1 .1%
Gilead Sciences, Inc. ...................... 2,196,152 285,960,952
United Therapeutics Corp.
(a)
.................. 61,576 31,878,511
Vertex Pharmaceuticals, Inc.
(a)
................ 408,588 194,937,335
512,776,798
a
Building Products  —  0 .9%
Lennox International, Inc. ................... 162,351 67,518,534
Trane Technologies PLC .................... 806,318 366,834,374
434,352,908
a
Capital Markets  —  2 .5%
Ameriprise Financial, Inc. ................... 201,654 110,070,819
BlackRock, Inc.
(b)
......................... 202,782 221,111,465
Cboe Global Markets, Inc. ................... 169,689 52,642,618
Charles Schwab Corp. (The) ................. 2,156,239 226,922,592
CME Group, Inc. , Class A ................... 551,332 147,641,196
Moody's Corp. ........................... 299,176 143,119,815
Raymond James Financial, Inc. ............... 258,179 45,434,340
S&P Global, Inc. ......................... 401,149 165,245,308
T Rowe Price Group, Inc. ................... 362,738 40,535,972
Tradeweb Markets, Inc. , Class A ............... 173,355 17,422,178
1,170,146,303
a
Chemicals  —  1 .7%
Ecolab, Inc. ............................ 500,126 138,849,981
Linde PLC ............................. 986,205 471,780,748
RPM International, Inc. ..................... 233,328 24,982,429
Sherwin-Williams Co. (The) .................. 493,828 168,321,274
803,934,432
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 1,456,021 297,945,577
Rollins, Inc. ............................. 1,151,362 43,717,215
341,662,792
a
Communications Equipment  —  1 .9%
Arista Networks, Inc.
(a)
..................... 3,567,190 643,342,717
F5, Inc.
(a)
.............................. 170,063 68,462,262
Motorola Solutions, Inc. .................... 434,375 189,278,906
901,083,885
a
Construction & Engineering  —  0 .9%
Comfort Systems USA, Inc. .................. 164,990 285,381,553
EMCOR Group, Inc. ....................... 173,842 138,626,826
424,008,379
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  2 .1%
Costco Wholesale Corp. .................... 541,336 $ 515,292,325
Walmart, Inc. ............................ 4,121,789 458,342,937
973,635,262
a
Electric Utilities  —  0 .5%
Xcel Energy, Inc. ......................... 3,102,507 242,616,047
a
Electronic Equipment, Instruments & Components  —  0 .3%
Fabrinet
(a)
.............................. 102,442 44,604,271
Jabil, Inc. .............................. 362,399 114,173,805
158,778,076
a
Energy Equipment & Services  —  0 .4%
Halliburton Co. .......................... 1,308,086 42,185,773
SLB Ltd. ............................... 2,721,867 134,977,385
177,163,158
a
Entertainment  —  1 .9%
Electronic Arts, Inc. ....................... 376,753 79,065,384
Netflix, Inc.
(a)
............................ 11,127,721 797,968,873
877,034,257
a
Financial Services  —  7 .5%
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,679,056 858,904,306
Mastercard, Inc. , Class A .................... 1,854,427 1,062,772,113
PayPal Holdings, Inc. ...................... 1,301,937 74,483,816
Visa, Inc. , Class A ........................ 4,026,667 1,474,283,589
3,470,443,824
a
Food Products  —  0 .1%
Hershey Co. (The) ........................ 141,458 24,762,223
McCormick & Co., Inc. , NVS ................. 240,833 12,258,400
37,020,623
a
Gas Utilities  —  0 .4%
Atmos Energy Corp. ....................... 1,172,697 202,618,588
a
Ground Transportation  —  0 .3%
Old Dominion Freight Line, Inc. ............... 655,655 139,090,652
a
Health Care Equipment & Supplies  —  0 .7%
Dexcom, Inc.
(a)
.......................... 659,774 55,058,140
Edwards Lifesciences Corp.
(a)
................ 798,384 68,716,911
IDEXX Laboratories, Inc.
(a)
................... 241,046 134,761,587
ResMed, Inc. ........................... 238,018 50,217,038
308,753,676
a
Hotels, Restaurants & Leisure  —  1 .0%
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 12,311,914 458,249,439
a
Household Durables  —  1 .7%
Garmin Ltd. ............................. 1,443,795 424,158,095
NVR, Inc.
(a)
............................. 26,616 163,609,883
PulteGroup, Inc. ......................... 1,542,762 195,113,110
782,881,088
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 211,790 20,926,970
Procter & Gamble Co. (The) ................. 2,635,047 380,737,941
401,664,911
a
Industrial Conglomerates  —  0 .9%
3M Co. ................................ 2,444,808 430,970,754
a
Industrial REITs  —  0 .8%
Prologis, Inc. ............................ 2,707,259 391,496,724
a

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Insurance  —  1 .8%
Aflac, Inc. .............................. 593,836 $ 75,702,213
Arch Capital Group Ltd.
(a)
................... 443,428 44,577,817
Chubb Ltd. ............................. 456,149 159,962,331
Erie Indemnity Co. , Class A , NVS .............. 46,092 11,156,108
Hartford Insurance Group, Inc. (The) ............ 426,012 60,455,363
Marsh & McLennan Companies, Inc. ............ 676,175 128,263,636
Progressive Corp. (The) .................... 865,636 183,012,763
Travelers Companies, Inc. (The) ............... 309,237 115,765,963
W R Berkley Corp. ........................ 323,687 23,480,255
Willis Towers Watson PLC ................... 127,005 42,663,520
845,039,969
a
Interactive Media & Services  —  7 .4%
Alphabet, Inc. , Class A ..................... 2,680,876 954,740,370
Alphabet, Inc. , Class C , NVS ................. 2,128,447 759,110,623
Meta Platforms, Inc. , Class A ................. 3,084,099 1,716,948,754
3,430,799,747
a
IT Services  —  0 .8%
Accenture PLC , Class A .................... 1,917,701 318,184,950
Cognizant Technology Solutions Corp. , Class A ..... 1,353,215 74,900,450
393,085,400
a
Life Sciences Tools & Services  —  0 .2%
Waters Corp.
(a)
.......................... 157,134 59,288,230
West Pharmaceutical Services, Inc. ............ 101,895 34,742,119
94,030,349
a
Machinery  —  0 .9%
Graco, Inc. ............................. 559,452 44,409,300
Illinois Tool Works, Inc. ..................... 1,257,624 360,875,207
405,284,507
a
Media  —  0 .8%
AppLovin Corp. , Class A
(a)
................... 880,677 348,660,024
Omnicom Group, Inc. ...................... 497,715 39,170,171
387,830,195
a
Metals & Mining  —  0 .1%
Coeur Mining, Inc. ........................ 2,684,756 40,029,712
a
Multi-Utilities  —  0 .8%
Ameren Corp. ........................... 1,432,085 156,970,837
Consolidated Edison, Inc. ................... 2,067,443 225,041,170
382,012,007
a
Oil, Gas & Consumable Fuels  —  2 .9%
Devon Energy Corp. ....................... 1,773,307 80,029,345
EOG Resources, Inc. ...................... 1,006,237 149,617,379
Expand Energy Corp. ...................... 372,920 35,065,668
ExxonMobil Holdings Corp. .................. 6,540,734 1,016,691,693
Texas Pacific Land Corp. .................... 148,607 59,826,206
1,341,230,291
a
Pharmaceuticals  —  7 .1%
Eli Lilly & Co. ........................... 1,484,475 1,705,424,259
Johnson & Johnson ....................... 3,744,662 959,944,104
Merck & Co., Inc. ......................... 4,457,175 580,324,185
Zoetis, Inc. , Class A ....................... 879,502 67,976,709
3,313,669,257
a
Professional Services  —  1 .5%
Automatic Data Processing, Inc. ............... 2,060,088 548,931,048
Paychex, Inc. ........................... 1,166,428 136,285,448
685,216,496
a
Security Shares Value
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 844,888 $ 124,038,007
CoStar Group, Inc.
(a)
....................... 1,250,580 35,966,681
160,004,688
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 388,199 72,053,616
Equity Residential ........................ 1,004,588 66,754,873
138,808,489
a
Semiconductors & Semiconductor Equipment  —  15 .3%
Applied Materials, Inc. ..................... 2,847,420 1,445,549,711
KLA Corp. .............................. 6,295,744 1,150,987,918
Lam Research Corp. ...................... 5,548,855 1,625,925,492
NVIDIA Corp. ........................... 13,573,189 2,724,817,692
Teradyne, Inc. ........................... 448,456 164,892,787
7,112,173,600
a
Software  —  10 .7%
Adobe, Inc.
(a)
............................ 1,815,892 454,717,516
Autodesk, Inc.
(a)
.......................... 701,201 164,221,274
Cadence Design Systems, Inc.
(a)
.............. 776,289 263,953,786
Fortinet, Inc.
(a)
........................... 3,319,745 537,632,703
Intuit, Inc. .............................. 779,886 246,498,568
Microsoft Corp. .......................... 7,173,556 3,333,694,944
5,000,718,791
a
Specialized REITs  —  0 .3%
Public Storage ........................... 463,411 150,223,944
a
Specialty Retail  —  7 .1%
Best Buy Co., Inc. ........................ 1,867,261 161,069,934
Ross Stores, Inc. ......................... 2,888,996 725,340,226
TJX Companies, Inc. (The) .................. 11,770,115 1,851,909,894
Ulta Beauty, Inc.
(a)
........................ 443,828 227,608,313
Williams-Sonoma, Inc. ..................... 1,408,781 322,131,863
3,288,060,230
a
Technology Hardware, Storage & Peripherals  —  6 .9%
Apple, Inc. ............................. 10,015,668 3,093,940,002
NetApp, Inc. ............................ 613,780 109,559,730
3,203,499,732
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 1,644,421 159,311,506
Lululemon Athletica, Inc.
(a)
................... 989,773 117,654,317
276,965,823
a
Trading Companies & Distributors  —  1 .1%
Fastenal Co. ............................ 4,947,581 236,049,089
WW Grainger, Inc. ........................ 184,686 255,276,683
491,325,772
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 1,003,311 134,614,237
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 36,851,780,716 ) .............................. 46,497,771,268

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (c)
............................ 52,054,415 $ 52,054,415
a
Total Short-Term Securities — 0.1%
(Cost: $ 52,054,415 ) ................................. 52,054,415
Total Investments — 100.0%
(Cost: $ 36,903,835,131 ) .............................. 46,549,825,683
Other Assets Less Liabilities — 0 .0% ..................... 14,606,224
Net Assets — 100.0% ................................. $ 46,564,431,907
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 242,533,069 $ — $ (242,521,385)
(b)
$ 3,851 $ (15,535) $ — — $ 467,186
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 70,056,275 — (18,001,860)
(b)
— — 52,054,415 52,054,415 2,648,022 —
BlackRock, Inc. ... 476,631,691 62,433,693 (299,721,308) 85,061,025 (103,293,636) 221,111,465 202,782 6,384,744 —
$ — $ 85,064,876 $ (103,309,171)
$ 273,165,880
$ 9,499,952 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 177 09/18/26 $ 66,545 $ 504,487

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(continued)
July 31, 2026
27
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 504,487 $ — $ — $ — $ 504,487
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 15,807,673 $ — $ — $ — $ 15,807,673
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (3,516,179) $ — $ — $ — $ (3,516,179)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 62,836,788
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 46,497,771,268  $ —  $ —  $ 46,497,771,268
Short-Term Securities
Money Market Funds ........................................ 52,054,415  —  —  52,054,415
$ 46,549,825,683  $ —  $ —  $ 46,549,825,683
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 504,487  $ —  $ —  $ 504,487
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
28
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .9%
Axon Enterprise, Inc.
(a)
..................... 2,014 $ 1,062,909
Boeing Co. (The)
(a)
........................ 3,436 742,657
Curtiss-Wright Corp. ....................... 1,129 817,396
FTAI Aviation Ltd. ......................... 3,583 738,098
General Dynamics Corp. .................... 2,224 852,726
General Electric Co. ....................... 2,535 912,777
HEICO Corp. ........................... 1,163 414,447
HEICO Corp. , Class A ...................... 2,050 527,424
Honeywell Aerospace, Inc.
(a)
................. 1,719 355,386
Howmet Aerospace, Inc. .................... 2,977 840,288
L3Harris Technologies, Inc. .................. 2,504 693,758
Lockheed Martin Corp. ..................... 1,423 829,239
Northrop Grumman Corp. ................... 1,371 743,740
Rocket Lab Corp.
(a)
....................... 5,968 387,622
RTX Corp. ............................. 4,187 901,126
Textron, Inc. ............................ 9,242 787,973
TransDigm Group, Inc. ..................... 649 814,093
12,421,659
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 4,659 688,274
Expeditors International of Washington, Inc. ....... 5,102 856,575
FedEx Corp. ............................ 2,022 621,563
United Parcel Service, Inc. , Class B ............ 7,870 820,211
2,986,623
a
Automobile Components  —  0 .2%
Aptiv PLC
(a) (b)
............................ 15,674 885,111
a
Automobiles  —  0 .8%
Ford Motor Co. .......................... 59,422 872,315
General Motors Co. ....................... 10,574 939,606
Rivian Automotive, Inc. , Class A
(a)
.............. 63,025 959,241
Tesla, Inc.
(a)
............................. 1,683 523,766
3,294,928
a
Banks  —  3 .1%
Bank of America Corp. ..................... 14,182 878,575
Citigroup, Inc. ........................... 6,124 811,124
Citizens Financial Group, Inc. ................ 13,016 932,596
Fifth Third Bancorp ....................... 16,376 925,244
First Citizens BancShares, Inc. , Class A .......... 415 907,460
Huntington Bancshares, Inc. ................. 51,046 869,824
JPMorgan Chase & Co. .................... 2,353 827,762
KeyCorp ............................... 38,392 867,275
M&T Bank Corp. ......................... 3,830 943,291
Pinnacle Financial Partners, Inc. ............... 8,652 910,450
PNC Financial Services Group, Inc. (The) ........ 3,558 889,037
Regions Financial Corp. .................... 29,821 922,960
Truist Financial Corp. ...................... 16,515 856,138
U.S. Bancorp ........................... 14,289 900,350
Wells Fargo & Co. ........................ 9,808 847,901
13,289,987
a
Beverages  —  0 .9%
Coca-Cola Co. (The) ...................... 8,776 768,690
Constellation Brands, Inc. , Class A ............. 5,451 709,884
Keurig Dr Pepper, Inc. ..................... 27,199 846,433
Monster Beverage Corp.
(a)
................... 8,780 846,216
PepsiCo, Inc. ........................... 4,890 682,448
3,853,671
a
Security Shares Value
a
Biotechnology  —  2 .6%
AbbVie, Inc. ............................ 3,352 $ 841,151
Alnylam Pharmaceuticals, Inc.
(a)
............... 2,664 547,505
Amgen, Inc. ............................ 2,231 859,292
Biogen, Inc.
(a)
........................... 4,168 845,895
Gilead Sciences, Inc. ...................... 5,675 738,942
Incyte Corp.
(a)
........................... 8,448 1,009,705
Insmed, Inc.
(a)
........................... 7,456 735,161
Natera, Inc.
(a)
........................... 4,055 1,085,767
Neurocrine Biosciences, Inc.
(a)
................ 5,271 879,203
Regeneron Pharmaceuticals, Inc. .............. 1,217 928,121
Revolution Medicines, Inc.
(a)
.................. 5,377 1,008,349
United Therapeutics Corp.
(a)
.................. 1,408 728,936
Vertex Pharmaceuticals, Inc.
(a)
................ 1,728 824,429
11,032,456
a
Broadline Retail  —  0 .5%
Amazon.com, Inc.
(a)
....................... 2,564 696,331
eBay, Inc. .............................. 6,781 773,102
MercadoLibre, Inc.
(a)
....................... 477 895,782
2,365,215
a
Building Products  —  1 .4%
Allegion PLC ............................ 6,555 1,031,757
Carlisle Companies, Inc. .................... 2,515 905,199
Carrier Global Corp. ....................... 12,590 778,188
Johnson Controls International PLC ............ 5,611 822,909
Lennox International, Inc. ................... 1,678 697,846
Masco Corp. ............................ 12,729 909,869
Trane Technologies PLC .................... 1,682 765,226
5,910,994
a
Capital Markets  —  5 .0%
Ameriprise Financial, Inc. ................... 1,684 919,195
Ares Management Corp. , Class A .............. 6,562 840,527
Bank of New York Mellon Corp. (The) ........... 5,554 868,257
BlackRock, Inc.
(c)
......................... 712 776,358
Blackstone, Inc. .......................... 6,642 848,515
Carlyle Group, Inc. (The) .................... 17,823 820,214
Cboe Global Markets, Inc. ................... 2,154 668,235
Charles Schwab Corp. (The) ................. 8,066 848,866
CME Group, Inc. , Class A ................... 2,489 666,529
Coinbase Global, Inc. , Class A
(a) (b)
.............. 4,010 586,503
Goldman Sachs Group, Inc. (The) ............. 781 795,355
Interactive Brokers Group, Inc. , Class A .......... 9,395 826,666
Intercontinental Exchange, Inc. ............... 4,913 749,134
KKR & Co., Inc. .......................... 8,186 830,306
LPL Financial Holdings, Inc. .................. 2,784 984,701
Moody's Corp. ........................... 1,751 837,643
Morgan Stanley .......................... 3,820 803,804
MSCI, Inc. , Class A ....................... 1,357 776,530
Nasdaq, Inc. ............................ 8,405 791,667
Northern Trust Corp. ....................... 4,808 875,970
Raymond James Financial, Inc. ............... 5,247 923,367
Robinhood Markets, Inc. , Class A
(a)
............. 10,333 894,424
S&P Global, Inc. ......................... 1,820 749,713
State Street Corp. ........................ 5,184 954,685
T Rowe Price Group, Inc. ................... 7,897 882,490
Tradeweb Markets, Inc. , Class A ............... 7,209 724,504
21,244,158
a
Chemicals  —  2 .0%
Air Products and Chemicals, Inc. .............. 2,630 775,561
CF Industries Holdings, Inc. .................. 6,313 790,324
Corteva, Inc. ............................ 9,781 769,863
Dow, Inc. .............................. 21,075 638,362

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Chemicals (continued)
Ecolab, Inc. ............................ 3,111 $ 863,707
International Flavors & Fragrances, Inc. .......... 11,232 889,799
Linde PLC ............................. 1,439 688,389
LyondellBasell Industries N.V. , Class A .......... 10,956 680,148
PPG Industries, Inc. ....................... 7,880 870,898
RPM International, Inc. ..................... 8,656 926,798
Sherwin-Williams Co. (The) .................. 2,551 869,508
8,763,357
a
Commercial Services & Supplies  —  1 .3%
Cintas Corp. ............................ 4,437 907,943
Copart, Inc.
(a)
........................... 23,836 694,104
Republic Services, Inc. , Class A ............... 3,579 753,559
Rollins, Inc. ............................. 14,791 561,614
Veralto Corp. ............................ 9,270 872,956
Waste Connections, Inc. .................... 4,987 834,724
Waste Management, Inc. .................... 3,404 771,176
5,396,076
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 5,212 939,984
Ciena Corp.
(a)
........................... 1,406 530,132
Cisco Systems, Inc. ....................... 6,157 714,151
F5, Inc.
(a)
.............................. 2,094 842,982
Lumentum Holdings, Inc.
(a)
.................. 863 616,130
Motorola Solutions, Inc. .................... 1,919 836,204
4,479,583
a
Construction & Engineering  —  0 .6%
Comfort Systems USA, Inc. .................. 420 726,470
EMCOR Group, Inc. ....................... 918 732,041
MasTec, Inc.
(a)
........................... 2,055 540,670
Quanta Services, Inc. ...................... 1,051 701,395
2,700,576
a
Construction Materials  —  0 .7%
Amrize Ltd.
(a) (b)
........................... 16,482 806,135
CRH PLC .............................. 7,780 739,178
Martin Marietta Materials, Inc. ................ 1,479 776,682
Vulcan Materials Co. ...................... 3,034 814,841
3,136,836
a
Consumer Finance  —  0 .8%
American Express Co. ..................... 2,368 796,240
Capital One Financial Corp. .................. 4,126 862,375
SoFi Technologies, Inc.
(a) (b)
.................. 52,960 863,778
Synchrony Financial ....................... 11,532 874,010
3,396,403
a
Consumer Staples Distribution & Retail  —  1 .5%
Casey's General Stores, Inc. ................. 927 807,417
Costco Wholesale Corp. .................... 652 620,632
Dollar General Corp. ...................... 7,743 983,748
Dollar Tree, Inc.
(a)
......................... 8,944 1,137,766
Kroger Co. (The) ......................... 11,092 640,452
Sysco Corp. ............................ 10,467 892,207
Target Corp. ............................ 6,081 878,644
Walmart, Inc. ............................ 5,142 571,791
6,532,657
a
Containers & Packaging  —  1 .4%
Amcor PLC ............................. 22,138 993,553
Avery Dennison Corp. ...................... 5,340 906,358
Ball Corp. .............................. 14,835 962,792
International Paper Co. ..................... 27,611 1,127,357
Packaging Corp. of America ................. 3,977 977,706
Security Shares Value
a
Containers & Packaging (continued)
Smurfit Westrock PLC ..................... 22,586 $ 1,038,278
6,006,044
a
Distributors  —  0 .3%
Genuine Parts Co. ........................ 8,889 1,105,525
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 10,926 804,154
a
Diversified Telecommunication Services  —  0 .7%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 9,061 534,418
AT&T, Inc. .............................. 29,621 688,688
Comcast Corp. , Class A .................... 30,616 733,560
Space Exploration Technologies Corp. , Class A
(a) (b)
.. 3,382 366,507
Verizon Communications, Inc. ................ 15,416 721,623
3,044,796
a
Electric Utilities  —  3 .0%
Alliant Energy Corp. ....................... 11,085 784,596
American Electric Power Co., Inc. .............. 5,949 760,580
Constellation Energy Corp. .................. 2,902 762,500
Duke Energy Corp. ....................... 6,080 762,614
Edison International ....................... 11,288 828,201
Entergy Corp. ........................... 7,017 755,169
Evergy, Inc. ............................. 9,760 810,178
Eversource Energy ....................... 11,607 830,945
Exelon Corp. ............................ 17,495 801,621
FirstEnergy Corp. ........................ 17,727 856,391
NextEra Energy, Inc. ...................... 8,180 711,006
NRG Energy, Inc. ......................... 6,439 864,693
PG&E Corp. ............................ 48,007 834,362
PPL Corp. ............................. 22,633 796,908
Southern Co. (The) ....................... 7,992 755,564
Xcel Energy, Inc. ......................... 9,736 761,355
12,676,683
a
Electrical Equipment  —  1 .4%
AMETEK, Inc. ........................... 3,515 849,611
Bloom Energy Corp. , Class A
(a)
................ 2,921 601,171
Eaton Corp. PLC ......................... 1,997 829,154
Emerson Electric Co. ...................... 5,843 875,398
GE Vernova, Inc. ......................... 717 710,038
Hubbell, Inc. , Class B ...................... 1,730 817,512
Rockwell Automation, Inc. ................... 1,838 882,387
Vertiv Holdings Co. , Class A ................. 2,314 558,993
6,124,264
a
Electronic Equipment, Instruments & Components  —  1 .8%
Amphenol Corp. , Class A ................... 6,236 1,002,125
CDW Corp. ............................. 7,865 1,162,526
Coherent Corp.
(a)
......................... 2,163 568,631
Corning, Inc. ............................ 4,219 583,277
Fabrinet
(a)
.............................. 1,177 512,478
Flex Ltd.
(a)
.............................. 6,158 700,472
Jabil, Inc. .............................. 2,364 744,778
Keysight Technologies, Inc.
(a)
................. 2,240 714,739
TE Connectivity PLC ...................... 3,933 808,979
Teledyne Technologies, Inc.
(a)
................. 1,310 858,797
7,656,802
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 11,710 708,338
Halliburton Co. .......................... 18,289 589,821
SLB Ltd. ............................... 13,363 662,671

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Energy Equipment & Services (continued)
TechnipFMC PLC ........................ 10,714 $ 767,765
2,728,595
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 3,845 806,912
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 8,934 876,693
Live Nation Entertainment, Inc.
(a)
.............. 4,805 836,695
Netflix, Inc.
(a)
............................ 8,016 574,827
ROBLOX Corp. , Class A
(a)
................... 17,756 632,114
Take-Two Interactive Software, Inc.
(a)
............ 3,267 793,620
Walt Disney Co. (The) ..................... 7,211 693,626
Warner Bros Discovery, Inc.
(a)
................ 28,307 744,474
5,958,961
a
Financial Services  —  2 .9%
Affirm Holdings, Inc. , Class A
(a)
................ 12,312 880,431
Apollo Global Management, Inc. ............... 5,810 729,678
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,440 736,617
Block, Inc. , Class A
(a)
...................... 11,304 918,337
Corebridge Financial, Inc. ................... 30,689 957,190
Corpay, Inc.
(a)
........................... 2,334 891,845
Fidelity National Information Services, Inc. ........ 18,474 827,081
Fiserv, Inc.
(a)
............................ 14,147 763,089
Global Payments, Inc. ..................... 11,900 1,000,552
Mastercard, Inc. , Class A .................... 1,427 817,814
PayPal Holdings, Inc. ...................... 17,894 1,023,716
Rocket Companies, Inc. , Class A
(a)
............. 62,004 799,851
Toast, Inc. , Class A
(a)
...................... 35,325 1,139,938
Visa, Inc. , Class A ........................ 2,131 780,223
12,266,362
a
Food Products  —  1 .5%
Archer-Daniels-Midland Co. .................. 9,884 783,505
Bunge Global SA ......................... 6,548 695,594
General Mills, Inc. ........................ 24,021 858,751
Hershey Co. (The) ........................ 4,073 712,978
Kraft Heinz Co. (The) ...................... 34,211 884,354
McCormick & Co., Inc. , NVS ................. 17,411 886,220
Mondelez International, Inc. , Class A ............ 12,448 775,635
Tyson Foods, Inc. , Class A .................. 12,120 702,475
6,299,512
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 4,450 768,871
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 16,526 832,910
Fedex Freight Holding Co., Inc.
(a)
.............. 1,017 142,919
JB Hunt Transport Services, Inc. .............. 3,113 845,958
Norfolk Southern Corp. ..................... 2,397 804,146
Old Dominion Freight Line, Inc. ............... 3,819 810,163
Uber Technologies, Inc.
(a)
................... 10,017 704,796
Union Pacific Corp. ....................... 2,735 798,975
XPO, Inc.
(a)
............................. 3,956 795,037
5,734,904
a
Health Care Equipment & Supplies  —  3 .1%
Abbott Laboratories ....................... 8,364 884,075
Becton Dickinson & Co. .................... 5,332 883,086
Boston Scientific Corp.
(a)
.................... 13,380 625,247
Cooper Companies, Inc. (The)
(a)
............... 13,415 970,173
Dexcom, Inc.
(a)
.......................... 11,922 994,891
Edwards Lifesciences Corp.
(a)
................ 9,457 813,964
GE HealthCare Technologies, Inc. ............. 12,918 878,682
IDEXX Laboratories, Inc.
(a)
................... 1,427 797,793
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Insulet Corp.
(a)
........................... 5,358 $ 885,945
Intuitive Surgical, Inc.
(a)
..................... 1,678 592,888
Medline, Inc. , Class A
(a)
..................... 26,261 1,031,532
Medtronic PLC .......................... 9,624 821,793
ResMed, Inc. ........................... 3,816 805,100
STERIS PLC ............................ 3,751 856,728
Stryker Corp. ........................... 2,358 768,001
Zimmer Biomet Holdings, Inc. ................ 9,450 887,639
13,497,537
a
Health Care Providers & Services  —  2 .4%
Cardinal Health, Inc. ....................... 3,885 893,667
Cencora, Inc. ........................... 2,917 908,179
Centene Corp.
(a)
......................... 13,419 834,930
Cigna Group (The) ........................ 2,621 731,390
CVS Health Corp. ........................ 7,954 830,636
Elevance Health, Inc. ...................... 1,890 710,338
HCA Healthcare, Inc. ...................... 1,870 752,843
Humana, Inc. ........................... 2,530 920,566
Labcorp Holdings, Inc. ..................... 3,171 980,473
McKesson Corp. ......................... 993 850,197
Quest Diagnostics, Inc. ..................... 4,223 984,001
UnitedHealth Group, Inc. .................... 1,848 765,811
10,163,031
a
Health Care REITs  —  0 .4%
Ventas, Inc. ............................ 8,839 826,535
Welltower, Inc. ........................... 3,403 797,799
1,624,334
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 4,874 993,224
a
Hotels, Restaurants & Leisure  —  3 .4%
Airbnb, Inc. , Class A
(a)
...................... 5,802 879,119
Booking Holdings, Inc. ..................... 4,844 934,408
Carnival Corp. Ltd. ........................ 33,024 918,397
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 23,610 878,764
Darden Restaurants, Inc. ................... 4,146 844,043
Domino's Pizza, Inc. ....................... 2,652 921,411
DoorDash, Inc. , Class A
(a)
................... 4,947 970,403
Expedia Group, Inc. ....................... 3,706 1,092,306
Flutter Entertainment PLC , Class DI
(a)
........... 8,332 870,444
Hilton Worldwide Holdings, Inc. ............... 2,417 774,624
Hyatt Hotels Corp. , Class A .................. 4,944 860,553
Las Vegas Sands Corp. .................... 15,831 773,978
Marriott International, Inc. , Class A ............. 2,105 784,807
McDonald's Corp. ........................ 2,616 707,994
Royal Caribbean Cruises Ltd. ................ 3,102 987,367
Starbucks Corp. .......................... 7,039 740,855
Yum! Brands, Inc. ........................ 5,132 786,633
14,726,106
a
Household Durables  —  1 .3%
DR Horton, Inc. .......................... 5,817 832,180
Garmin Ltd. ............................. 3,413 1,002,671
Lennar Corp. , Class A ...................... 9,715 800,030
NVR, Inc.
(a)
............................. 140 860,587
PulteGroup, Inc. ......................... 7,242 915,896
SharkNinja, Inc.
(a)
......................... 7,995 1,293,351
5,704,715
a
Household Products  —  1 .0%
Church & Dwight Co., Inc. ................... 8,357 825,755
Clorox Co. (The) ......................... 8,929 852,987
Colgate-Palmolive Co. ..................... 8,479 774,133

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Household Products (continued)
Kimberly-Clark Corp. ...................... 8,203 $ 896,670
Procter & Gamble Co. (The) ................. 5,106 737,766
4,087,311
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 5,782 856,835
a
Industrial Conglomerates  —  0 .5%
3M Co. ................................ 5,094 897,970
DuPont de Nemours, Inc. ................... 5,780 791,860
Honeywell International, Inc. ................. 1,719 417,803
2,107,633
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 5,244 758,335
a
Insurance  —  4 .7%
Aflac, Inc. .............................. 6,521 831,297
Allstate Corp. (The) ....................... 3,443 909,227
American International Group, Inc. ............. 10,091 792,951
Aon PLC , Class A ........................ 2,370 854,504
Arch Capital Group Ltd.
(a)
................... 8,252 829,574
Arthur J Gallagher & Co. .................... 3,803 948,544
Brown & Brown, Inc. ....................... 13,873 976,659
Chubb Ltd. ............................. 2,268 795,342
Cincinnati Financial Corp. ................... 4,756 845,046
Erie Indemnity Co. , Class A , NVS .............. 3,696 894,580
Everest Group Ltd. ........................ 2,294 858,300
Fidelity National Financial, Inc. ................ 12,916 666,336
Hartford Insurance Group, Inc. (The) ............ 5,824 826,484
Loews Corp. ............................ 7,452 864,507
Markel Group, Inc.
(a)
....................... 430 809,406
Marsh & McLennan Companies, Inc. ............ 4,582 869,160
MetLife, Inc. ............................ 9,564 919,387
Principal Financial Group, Inc. ................ 7,947 903,574
Progressive Corp. (The) .................... 3,701 782,465
Prudential Financial, Inc. .................... 7,775 949,172
Travelers Companies, Inc. (The) ............... 2,517 942,264
W R Berkley Corp. ........................ 11,695 848,355
Willis Towers Watson PLC ................... 3,144 1,056,133
19,973,267
a
Interactive Media & Services  —  0 .5%
Alphabet, Inc. , Class A ..................... 949 337,968
Alphabet, Inc. , Class C , NVS ................. 754 268,914
Meta Platforms, Inc. , Class A ................. 1,130 629,082
Reddit, Inc. , Class A
(a)
...................... 5,114 719,386
1,955,350
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 4,262 707,151
Cloudflare, Inc. , Class A
(a)
................... 3,701 1,032,505
Cognizant Technology Solutions Corp. , Class A ..... 15,728 870,545
CoreWeave, Inc. , Class A
(a)
.................. 7,744 555,787
International Business Machines Corp. .......... 3,301 738,269
MongoDB, Inc. , Class A
(a)
................... 2,379 802,865
Okta, Inc. , Class A
(a)
....................... 9,512 1,350,038
Snowflake, Inc. , Class A
(a)
................... 4,557 1,336,477
Twilio, Inc. , Class A
(a)
...................... 4,043 797,886
VeriSign, Inc. ........................... 2,623 760,722
8,952,245
a
Life Sciences Tools & Services  —  1 .8%
Agilent Technologies, Inc. ................... 7,148 989,069
Danaher Corp. .......................... 4,495 876,435
Illumina, Inc.
(a)
........................... 5,668 1,162,507
Security Shares Value
a
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.
(a)
...................... 4,579 $ 1,076,157
Mettler-Toledo International, Inc.
(a)
............. 764 1,082,053
Thermo Fisher Scientific, Inc. ................. 1,653 949,318
Waters Corp.
(a)
.......................... 2,369 893,847
West Pharmaceutical Services, Inc. ............ 2,641 900,475
7,929,861
a
Machinery  —  3 .5%
Caterpillar, Inc. .......................... 831 677,107
CNH Industrial N.V. ....................... 80,310 823,178
Cummins, Inc. ........................... 1,147 727,427
Deere & Co. ............................ 1,330 788,251
Dover Corp. ............................ 3,827 783,081
Fortive Corp. ............................ 13,902 823,137
Graco, Inc. ............................. 10,888 864,290
IDEX Corp. ............................. 3,967 914,195
Illinois Tool Works, Inc. ..................... 3,094 887,823
Ingersoll Rand, Inc. ....................... 11,609 967,958
Nordson Corp. ........................... 2,995 891,851
Otis Worldwide Corp. ...................... 11,205 806,200
PACCAR, Inc. ........................... 7,057 936,323
Parker-Hannifin Corp. ...................... 883 862,276
Pentair PLC ............................ 11,459 749,877
Snap-on, Inc. ........................... 2,244 920,960
Westinghouse Air Brake Technologies Corp. ....... 3,068 892,359
Xylem, Inc. ............................. 7,493 876,456
15,192,749
a
Media  —  1 .0%
AppLovin Corp. , Class A
(a)
................... 1,553 614,833
Charter Communications, Inc. , Class A
(a)
......... 5,688 824,646
EchoStar Corp. , Class A
(a)
................... 5,735 482,256
Fox Corp. , Class A , NVS .................... 7,710 448,953
Fox Corp. , Class B ........................ 5,148 267,387
News Corp. , Class A , NVS .................. 31,071 856,317
Omnicom Group, Inc. ...................... 11,205 881,834
4,376,226
a
Metals & Mining  —  1 .1%
Coeur Mining, Inc. ........................ 48,321 720,466
Freeport-McMoRan, Inc. .................... 12,935 810,119
Newmont Corp. .......................... 7,146 669,652
Nucor Corp. ............................ 3,500 900,515
Reliance, Inc. ........................... 2,264 919,411
Steel Dynamics, Inc. ....................... 3,536 888,455
4,908,618
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 38,351 871,335
a
Multi-Utilities  —  1 .8%
Ameren Corp. ........................... 7,259 795,659
CenterPoint Energy, Inc. .................... 18,725 787,199
CMS Energy Corp. ........................ 10,983 790,666
Consolidated Edison, Inc. ................... 7,250 789,162
Dominion Energy, Inc. ...................... 11,317 782,797
DTE Energy Co. ......................... 5,546 786,811
NiSource, Inc. ........................... 16,939 752,600
Public Service Enterprise Group, Inc. ........... 10,142 777,689
Sempra ............................... 8,444 747,716
WEC Energy Group, Inc. .................... 7,081 774,803
7,785,102
a
Oil, Gas & Consumable Fuels  —  3 .2%
Cheniere Energy, Inc. ...................... 3,141 827,873
Chevron Corp. ........................... 3,637 715,871

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
32
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips .......................... 5,931 $ 714,567
Devon Energy Corp. ....................... 15,556 702,042
Diamondback Energy, Inc. ................... 3,707 752,336
EOG Resources, Inc. ...................... 5,278 784,786
EQT Corp. ............................. 13,140 700,231
Expand Energy Corp. ...................... 7,931 745,752
ExxonMobil Holdings Corp. .................. 4,327 672,589
Kinder Morgan, Inc. ....................... 22,286 717,164
Marathon Petroleum Corp. .................. 2,903 918,712
Occidental Petroleum Corp. .................. 12,691 724,275
ONEOK, Inc. ............................ 8,106 736,106
Phillips 66 .............................. 4,199 888,844
Targa Resources Corp. ..................... 2,790 754,332
Texas Pacific Land Corp. .................... 2,017 812,004
Valero Energy Corp. ....................... 2,909 910,226
Williams Companies, Inc. (The) ............... 9,521 681,132
13,758,842
a
Passenger Airlines  —  0 .5%
Delta Air Lines, Inc. ....................... 11,508 1,006,260
United Airlines Holdings, Inc.
(a)
................ 8,868 1,075,954
2,082,214
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 10,428 874,909
Kenvue, Inc. ............................ 46,055 886,098
1,761,007
a
Pharmaceuticals  —  1 .3%
Bristol-Myers Squibb Co. .................... 12,882 841,323
Eli Lilly & Co. ........................... 678 778,914
Johnson & Johnson ....................... 3,074 788,020
Merck & Co., Inc. ......................... 6,351 826,900
Pfizer, Inc. ............................. 29,044 726,390
Royalty Pharma PLC , Class A ................ 15,262 891,759
Zoetis, Inc. , Class A ....................... 10,007 773,441
5,626,747
a
Professional Services  —  1 .9%
Automatic Data Processing, Inc. ............... 3,438 916,089
Broadridge Financial Solutions, Inc. ............ 5,422 834,717
Equifax, Inc. ............................ 5,011 864,999
Jacobs Solutions, Inc. ...................... 7,261 979,727
Leidos Holdings, Inc. ...................... 6,471 748,048
Paychex, Inc. ........................... 8,356 976,315
SS&C Technologies Holdings, Inc. ............. 12,294 947,253
TransUnion
(b)
............................ 12,408 975,517
Verisk Analytics, Inc. , Class A ................. 4,696 915,015
8,157,680
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 6,122 898,771
CoStar Group, Inc.
(a)
....................... 24,208 696,222
1,594,993
a
Residential REITs  —  1 .2%
AvalonBay Communities, Inc. ................ 4,305 799,051
Equity Residential ........................ 12,165 808,364
Essex Property Trust, Inc. ................... 2,970 843,896
Invitation Homes, Inc. ...................... 28,303 841,165
Mid-America Apartment Communities, Inc. ........ 6,350 840,359
Sun Communities, Inc. ..................... 6,696 826,822
4,959,657
a
Security Shares Value
a
Retail REITs  —  0 .8%
Kimco Realty Corp. ....................... 34,919 $ 889,736
Realty Income Corp. ....................... 12,448 795,054
Regency Centers Corp. .................... 10,593 850,512
Simon Property Group, Inc. .................. 3,828 878,028
3,413,330
a
Semiconductors & Semiconductor Equipment  —  3 .8%
Advanced Micro Devices, Inc.
(a)
............... 1,694 806,598
Analog Devices, Inc. ....................... 1,771 650,683
Applied Materials, Inc. ..................... 1,772 899,591
Astera Labs, Inc.
(a)
........................ 3,209 998,737
Broadcom, Inc. .......................... 1,642 639,198
Credo Technology Group Holding Ltd.
(a)
.......... 4,696 972,025
Entegris, Inc. ............................ 6,503 774,182
First Solar, Inc.
(a)
......................... 3,605 760,763
Intel Corp.
(a)
............................ 6,382 575,657
KLA Corp. .............................. 4,220 771,500
Lam Research Corp. ...................... 2,632 771,229
Marvell Technology, Inc. .................... 4,218 791,128
Microchip Technology, Inc. ................... 8,453 627,973
Micron Technology, Inc. ..................... 1,000 823,030
Monolithic Power Systems, Inc. ............... 521 742,962
NVIDIA Corp. ........................... 2,960 594,220
NXP Semiconductors N.V. ................... 2,595 594,670
ON Semiconductor Corp.
(a)
.................. 7,368 601,303
Qnity Electronics, Inc. ...................... 5,450 714,931
QUALCOMM, Inc. ........................ 3,745 552,800
Teradyne, Inc. ........................... 2,415 887,971
Texas Instruments, Inc. ..................... 2,399 661,500
16,212,651
a
Software  —  5 .0%
Adobe, Inc.
(a)
............................ 2,961 741,464
Atlassian Corp. , Class A
(a)
................... 9,238 933,177
Autodesk, Inc.
(a)
.......................... 3,174 743,351
Cadence Design Systems, Inc.
(a)
.............. 2,234 759,605
Circle Internet Group, Inc. , Class A
(a)
............ 7,148 447,536
Crowdstrike Holdings, Inc. , Class A
(a)
............ 4,800 916,128
Datadog, Inc. , Class A
(a)
.................... 3,550 951,294
Fair Isaac Corp.
(a)
......................... 669 751,267
Fortinet, Inc.
(a)
........................... 5,927 959,878
Gen Digital, Inc. .......................... 33,575 921,634
Intuit, Inc. .............................. 1,878 593,579
IREN Ltd.
(a) (b)
............................ 17,005 625,784
Microsoft Corp. .......................... 1,594 740,764
Oracle Corp. ............................ 3,899 506,363
Palantir Technologies, Inc. , Class A
(a)
........... 5,333 656,279
Palo Alto Networks, Inc.
(a)
................... 3,057 1,014,404
PTC, Inc.
(a)
............................. 5,584 766,125
Roper Technologies, Inc. .................... 2,398 939,944
Salesforce, Inc. .......................... 4,151 763,867
Samsara, Inc. , Class A
(a) (b)
................... 26,305 980,387
ServiceNow, Inc.
(a) (b)
....................... 7,388 821,767
Strategy, Inc. , Class A
(a) (b)
................... 4,724 440,655
Synopsys, Inc.
(a)
......................... 1,530 594,803
Trimble, Inc.
(a)
........................... 15,059 852,038
Tyler Technologies, Inc.
(a)
................... 2,539 786,074
Workday, Inc. , Class A
(a)
.................... 6,104 978,715
Zoom Communications, Inc. , Class A
(a)
.......... 8,148 782,778
Zscaler, Inc.
(a)
........................... 4,524 684,029
21,653,689
a
Specialized REITs  —  2 .0%
American Tower Corp. ..................... 4,153 719,964
Crown Castle, Inc. ........................ 8,483 647,253

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
Specialized REITs (continued)
Digital Realty Trust, Inc. .................... 4,125 $ 777,645
Equinix, Inc. ............................ 717 730,824
Extra Space Storage, Inc. ................... 5,654 837,018
Gaming and Leisure Properties, Inc. ............ 17,265 773,299
Iron Mountain, Inc. ........................ 6,358 777,711
Public Storage ........................... 2,609 845,759
SBA Communications Corp. , Class A ............ 3,871 700,574
VICI Properties, Inc. , Class A ................. 27,935 736,087
Weyerhaeuser Co. ........................ 35,532 889,366
8,435,500
a
Specialty Retail  —  2 .6%
AutoZone, Inc.
(a)
......................... 230 693,738
Best Buy Co., Inc. ........................ 13,856 1,195,219
Burlington Stores, Inc.
(a)
.................... 2,827 1,041,693
Carvana Co. , Class A
(a) (b)
.................... 12,286 766,155
Dick's Sporting Goods, Inc. .................. 3,823 748,964
Home Depot, Inc. (The) .................... 2,395 795,044
Lowe's Companies, Inc. .................... 3,432 713,204
O'Reilly Automotive, Inc.
(a)
................... 8,281 739,907
Ross Stores, Inc. ......................... 3,603 904,605
TJX Companies, Inc. (The) .................. 4,906 771,910
Tractor Supply Co. ........................ 26,098 803,036
Ulta Beauty, Inc.
(a)
........................ 1,670 856,426
Williams-Sonoma, Inc. ..................... 4,693 1,073,101
11,103,002
a
Technology Hardware, Storage & Peripherals  —  2 .2%
Apple, Inc. ............................. 2,190 676,513
Dell Technologies, Inc. , Class C ............... 3,156 1,279,348
Everpure, Inc. , Class A
(a)
.................... 10,482 808,896
Hewlett Packard Enterprise Co. ............... 23,937 1,146,582
HP, Inc. ............................... 38,550 1,051,258
IonQ, Inc.
(a) (b)
............................ 16,730 609,641
NetApp, Inc. ............................ 6,633 1,183,991
Seagate Technology Holdings PLC ............. 1,009 863,835
Super Micro Computer, Inc.
(a)
................. 26,493 752,401
Western Digital Corp. ...................... 1,626 885,910
9,258,375
a
Textiles, Apparel & Luxury Goods  —  0 .8%
Deckers Outdoor Corp.
(a)
.................... 8,704 843,243
Lululemon Athletica, Inc.
(a)
................... 6,864 815,924
NIKE, Inc. , Class B ....................... 18,134 756,369
Tapestry, Inc. ............................ 6,054 922,448
3,337,984
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 10,130 692,183
Philip Morris International, Inc. ................ 3,773 719,964
1,412,147
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 17,792 848,856
Ferguson Enterprises, Inc. ................... 3,524 825,779
United Rentals, Inc. ....................... 832 897,945
Watsco, Inc. ............................ 2,104 650,767
WW Grainger, Inc. ........................ 618 854,212
4,077,559
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 6,435 863,384
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 3,802 $ 656,643
a
a
Total Common Stocks — 99.8%
(Cost: $ 347,288,664 ) ................................ 427,694,981
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a) (d)
............... 10,133 101
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 101
Total Long-Term Investments — 99.8%
(Cost: $ 347,288,664 ) ................................ 427,695,082
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (e) (f)
...................... 6,930,757 6,932,836
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (e)
............................ 807,953 807,953
a
Total Short-Term Securities — 1.8%
(Cost: $ 7,736,515 ) .................................. 7,740,789
Total Investments — 101.6%
(Cost: $ 355,025,179 ) ................................ 435,435,871
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (6,685,308)
Net Assets — 100.0% ................................. $ 428,750,563
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Size Factor ETF
34
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 7,433,759 $ — $ (499,044)
(a)
$ (1,647) $ (232) $ 6,932,836 6,930,757 $ 21,300
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 535,317 272,636
(a)
— — — 807,953 807,953 23,647 —
BlackRock, Inc. .. 673,560 146,364 (39,299) 8,379 (12,646) 776,358 712 13,955 —
$ — $ 6,732 $ (12,878)
$ 8,517,147
$ 58,902 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................ 3 09/18/26 $ 1,132 $ (7,809)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 7,809 $ — $ — $ — $ 7,809
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 130,103 $ — $ — $ — $ 130,103
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (2,119) $ — $ — $ — $ (2,119)

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2026
35
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 623,594
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 427,694,981  $ —  $ —  $ 427,694,981
Rights ................................................. —  —  101  101
Short-Term Securities
Money Market Funds ....................................... 7,740,789  —  —  7,740,789
$ 435,435,770  $ —  $ 101  $ 435,435,871
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (7,809) $ —  $ —  $ (7,809)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
36
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
L3Harris Technologies, Inc. .................. 179,301 $ 49,677,135
Textron, Inc.
(a)
........................... 326,674 27,852,225
77,529,360
a
Air Freight & Logistics  —  2 .3%
FedEx Corp. ............................ 377,390 116,009,686
United Parcel Service, Inc. , Class B ............ 893,611 93,132,138
209,141,824
a
Automobile Components  —  0 .4%
Aptiv PLC
(b)
............................. 601,132 33,945,924
a
Automobiles  —  6 .1%
Ford Motor Co. .......................... 13,303,630 195,297,289
General Motors Co. ....................... 4,107,199 364,965,703
560,262,992
a
Banks  —  7 .9%
Bank of America Corp. ..................... 3,266,383 202,352,427
Citigroup, Inc. ........................... 1,117,215 147,975,127
Citizens Financial Group, Inc. ................ 264,324 18,938,815
Fifth Third Bancorp ....................... 329,209 18,600,309
First Citizens BancShares, Inc. , Class A .......... 4,662 10,194,162
Huntington Bancshares, Inc. ................. 1,104,668 18,823,543
KeyCorp ............................... 473,940 10,706,305
M&T Bank Corp. ......................... 84,111 20,715,698
Pinnacle Financial Partners, Inc. ............... 67,306 7,082,610
PNC Financial Services Group, Inc. (The) ........ 188,881 47,195,695
Regions Financial Corp. .................... 464,701 14,382,496
Truist Financial Corp. ...................... 807,049 41,837,420
U.S. Bancorp ........................... 779,747 49,131,858
Wells Fargo & Co. ........................ 1,326,410 114,668,144
722,604,609
a
Beverages  —  0 .3%
Keurig Dr Pepper, Inc. ..................... 825,139 25,678,326
a
Biotechnology  —  0 .5%
Biogen, Inc.
(a) (b)
.......................... 148,714 30,181,506
United Therapeutics Corp.
(b)
.................. 26,617 13,779,887
43,961,393
a
Capital Markets  —  0 .2%
State Street Corp. ........................ 119,017 21,918,171
a
Chemicals  —  0 .3%
CF Industries Holdings, Inc. .................. 103,294 12,931,376
International Flavors & Fragrances, Inc. .......... 106,035 8,400,093
LyondellBasell Industries N.V. , Class A .......... 143,113 8,884,455
30,215,924
a
Communications Equipment  —  4 .9%
Cisco Systems, Inc. ....................... 3,668,563 425,516,623
F5, Inc.
(a) (b)
............................. 60,697 24,434,791
449,951,414
a
Consumer Finance  —  1 .0%
Capital One Financial Corp. .................. 380,990 79,630,720
Synchrony Financial ....................... 206,797 15,673,144
95,303,864
a
Consumer Staples Distribution & Retail  —  1 .6%
Dollar Tree, Inc.
(b)
......................... 182,558 23,223,203
Kroger Co. (The) ......................... 896,449 51,760,965
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Target Corp. ............................ 504,485 $ 72,893,038
147,877,206
a
Containers & Packaging  —  0 .5%
Amcor PLC ............................. 265,285 11,905,991
International Paper Co. ..................... 285,788 11,668,724
Smurfit Westrock PLC ..................... 390,945 17,971,741
41,546,456
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 209,004 15,382,694
a
Diversified Telecommunication Services  —  7 .3%
AT&T, Inc. .............................. 10,017,070 232,896,878
Comcast Corp. , Class A .................... 6,775,077 162,330,845
Verizon Communications, Inc. ................ 5,800,582 271,525,243
666,752,966
a
Electric Utilities  —  1 .5%
Edison International ....................... 400,304 29,370,304
Evergy, Inc. ............................. 132,555 11,003,391
Eversource Energy ....................... 269,879 19,320,638
Exelon Corp. ............................ 629,059 28,823,483
PG&E Corp. ............................ 2,887,171 50,179,032
138,696,848
a
Electronic Equipment, Instruments & Components  —  1 .3%
Flex Ltd.
(b)
.............................. 272,796 31,030,545
TE Connectivity PLC ...................... 304,622 62,657,699
Teledyne Technologies, Inc.
(b)
................. 34,357 22,523,419
116,211,663
a
Entertainment  —  1 .5%
Walt Disney Co. (The) ..................... 1,454,824 139,939,521
a
Financial Services  —  0 .6%
Corebridge Financial, Inc. ................... 232,575 7,254,014
Fidelity National Information Services, Inc. ........ 214,712 9,612,656
Fiserv, Inc.
(b)
............................ 352,281 19,002,037
Global Payments, Inc. ..................... 230,866 19,411,214
55,279,921
a
Food Products  —  2 .7%
Archer-Daniels-Midland Co. .................. 1,118,493 88,662,940
Bunge Global SA ......................... 300,719 31,945,379
General Mills, Inc. ........................ 382,728 13,682,526
Kraft Heinz Co. (The) ...................... 2,852,307 73,732,136
Tyson Foods, Inc. , Class A .................. 614,463 35,614,276
243,637,257
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 1,390,033 70,057,663
Fedex Freight Holding Co., Inc.
(b)
.............. 188,927 26,549,911
JB Hunt Transport Services, Inc. .............. 62,573 17,004,213
113,611,787
a
Health Care Equipment & Supplies  —  0 .6%
Becton Dickinson & Co. .................... 192,507 31,883,009
Cooper Companies, Inc. (The)
(b)
............... 104,041 7,524,245
Zimmer Biomet Holdings, Inc. ................ 189,730 17,821,339
57,228,593
a
Health Care Providers & Services  —  4 .1%
Centene Corp.
(b)
......................... 738,629 45,957,496
Cigna Group (The) ........................ 305,382 85,216,847
CVS Health Corp. ........................ 1,346,698 140,635,672
Elevance Health, Inc. ...................... 161,654 60,756,039

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Humana, Inc. ........................... 62,233 $ 22,644,100
Labcorp Holdings, Inc. ..................... 53,812 16,638,671
371,848,825
a
Hotels, Restaurants & Leisure  —  1 .3%
Carnival Corp. Ltd. ........................ 1,903,965 52,949,267
Expedia Group, Inc. ....................... 206,440 60,846,125
113,795,392
a
Household Durables  —  2 .0%
DR Horton, Inc. .......................... 567,519 81,189,268
Lennar Corp. , Class A ...................... 529,415 43,597,326
PulteGroup, Inc. ......................... 482,211 60,985,225
185,771,819
a
Industrial Conglomerates  —  0 .1%
DuPont de Nemours, Inc. ................... 61,906 8,481,122
a
Insurance  —  2 .0%
American International Group, Inc. ............. 389,585 30,613,589
Arch Capital Group Ltd.
(b)
................... 165,004 16,587,852
Everest Group Ltd. ........................ 39,319 14,711,204
Fidelity National Financial, Inc. ................ 130,938 6,755,092
Hartford Insurance Group, Inc. (The) ............ 115,588 16,403,093
Loews Corp. ............................ 91,317 10,593,685
MetLife, Inc. ............................ 379,075 36,440,480
Principal Financial Group, Inc. ................ 111,366 12,662,314
Prudential Financial, Inc. .................... 340,809 41,605,963
186,373,272
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 520,720 86,397,862
Cognizant Technology Solutions Corp. , Class A ..... 850,691 47,085,747
Okta, Inc. , Class A
(b)
....................... 141,958 20,148,099
Twilio, Inc. , Class A
(b)
...................... 154,570 30,504,390
184,136,098
a
Machinery  —  2 .3%
CNH Industrial N.V. ....................... 1,514,811 15,526,813
Fortive Corp. ............................ 346,193 20,498,087
PACCAR, Inc. ........................... 725,044 96,198,838
Pentair PLC ............................ 100,365 6,567,886
Snap-on, Inc. ........................... 64,744 26,571,585
Westinghouse Air Brake Technologies Corp. ....... 142,671 41,497,287
206,860,496
a
Media  —  0 .8%
Charter Communications, Inc. , Class A
(a) (b)
........ 154,050 22,334,169
Fox Corp. , Class A , NVS .................... 242,944 14,146,629
Fox Corp. , Class B ........................ 173,591 9,016,316
Omnicom Group, Inc. ...................... 299,381 23,561,285
69,058,399
a
Metals & Mining  —  0 .9%
Coeur Mining, Inc. ........................ 439,101 6,546,996
Newmont Corp. .......................... 543,310 50,913,580
Nucor Corp. ............................ 99,325 25,555,329
83,015,905
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 526,761 11,968,010
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 202,686 22,062,371
Dominion Energy, Inc. ...................... 389,864 26,966,893
49,029,264
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  3 .3%
Devon Energy Corp. ....................... 1,526,115 $ 68,873,570
Diamondback Energy, Inc. ................... 193,847 39,341,249
EOG Resources, Inc. ...................... 498,699 74,151,554
EQT Corp. ............................. 291,097 15,512,559
Expand Energy Corp. ...................... 165,780 15,588,293
Occidental Petroleum Corp. .................. 480,122 27,400,563
Valero Energy Corp. ....................... 199,026 62,275,235
303,143,023
a
Passenger Airlines  —  0 .7%
Delta Air Lines, Inc. ....................... 429,683 37,571,481
United Airlines Holdings, Inc.
(b)
................ 189,757 23,023,217
60,594,698
a
Pharmaceuticals  —  3 .1%
Bristol-Myers Squibb Co. .................... 1,731,664 113,094,976
Pfizer, Inc. ............................. 5,840,024 146,059,000
Royalty Pharma PLC , Class A ................ 427,447 24,975,728
284,129,704
a
Professional Services  —  0 .6%
Leidos Holdings, Inc. ...................... 157,283 18,181,915
SS&C Technologies Holdings, Inc. ............. 375,467 28,929,732
TransUnion ............................. 130,274 10,242,142
57,353,789
a
Residential REITs  —  0 .3%
Equity Residential ........................ 124,510 8,273,689
Essex Property Trust, Inc. ................... 25,947 7,372,581
Mid-America Apartment Communities, Inc. ........ 70,261 9,298,341
24,944,611
a
Retail REITs  —  0 .8%
Realty Income Corp. ....................... 479,873 30,649,488
Simon Property Group, Inc. .................. 187,102 42,915,586
73,565,074
a
Semiconductors & Semiconductor Equipment  —  21 .8%
First Solar, Inc.
(b)
......................... 177,666 37,492,856
Micron Technology, Inc. ..................... 2,108,728 1,735,546,406
NXP Semiconductors N.V. ................... 218,161 49,993,775
ON Semiconductor Corp.
(b)
.................. 466,650 38,083,306
QUALCOMM, Inc. ........................ 879,975 129,893,110
1,991,009,453
a
Software  —  3 .3%
Adobe, Inc.
(b)
............................ 237,661 59,512,691
Gen Digital, Inc. .......................... 859,133 23,583,201
Roper Technologies, Inc. .................... 83,508 32,732,631
Salesforce, Inc. .......................... 494,332 90,966,974
Strategy, Inc. , Class A
(a) (b)
................... 358,456 33,436,776
Workday, Inc. , Class A
(b)
.................... 123,797 19,849,611
Zoom Communications, Inc. , Class A
(b)
.......... 385,225 37,008,566
297,090,450
a
Specialized REITs  —  0 .5%
Gaming and Leisure Properties, Inc. ............ 185,509 8,308,948
Public Storage ........................... 64,280 20,837,648
VICI Properties, Inc. , Class A ................. 653,229 17,212,584
46,359,180
a
Specialty Retail  —  0 .4%
Best Buy Co., Inc. ........................ 404,471 34,889,668
a
Technology Hardware, Storage & Peripherals  —  4 .1%
Dell Technologies, Inc. , Class C ............... 320,501 129,921,490
Hewlett Packard Enterprise Co. ............... 2,993,871 143,406,421

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
38
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. ............................... 1,665,361 $ 45,414,395
NetApp, Inc. ............................ 231,735 41,364,698
Super Micro Computer, Inc.
(a) (b)
................ 495,351 14,067,968
374,174,972
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Deckers Outdoor Corp.
(b)
.................... 129,447 12,540,826
Lululemon Athletica, Inc.
(b)
................... 74,013 8,797,925
21,338,751
a
Trading Companies & Distributors  —  0 .8%
United Rentals, Inc. ....................... 69,423 74,925,467
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 8,230,791,701 ) ............................... 9,120,536,155
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (d) (e)
...................... 38,228,116 $ 38,239,584
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 8,733,537 8,733,537
a
Total Short-Term Securities — 0.5%
(Cost: $ 46,967,580 ) ................................. 46,973,121
Total Investments — 100.4%
(Cost: $ 8,277,759,281 ) ............................... 9,167,509,276
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (35,856,776)
Net Assets — 100.0% ................................. $ 9,131,652,500
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 12,311,305 $ 25,933,178
(a)
$ — $ (7,406) $ 2,507 $ 38,239,584 38,228,116 $ 195,944
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 8,415,860 317,677
(a)
— — — 8,733,537 8,733,537 772,051 —
$ — $ (7,406) $ 2,507
$ 46,973,121
$ 967,995 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 20 09/18/26 $ 2,938 $ (3,710)
E-Mini S&P 500 Index .................................................................. 21 09/18/26 7,895 66,999
$ 63,289

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(continued)
July 31, 2026
39
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 66,999 $ — $ — $ — $ 66,999
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 3,710 $ — $ — $ — $ 3,710
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 8,780,988 $ — $ — $ — $ 8,780,988
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (529,359) $ — $ — $ — $ (529,359)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 11,590,717
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 9,120,536,155  $ —  $ —  $ 9,120,536,155
Short-Term Securities
Money Market Funds ....................................... 46,973,121  —  —  46,973,121
$ 9,167,509,276  $ —  $ —  $ 9,167,509,276
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 66,999  $ —  $ —  $ 66,999
Liabilities
Equity Contracts ............................................ (3,710) —  —  (3,710)
$ 63,289  $ —  $ —  $ 63,289
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
July 31, 2026
See notes to financial statements.
iShares
MSCI Intl
Momentum Factor
ETF
iShares
MSCI Intl Quality
Factor ETF
iShares
MSCI Intl Value
Factor ETF
iShares
MSCI USA
Momentum Factor
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 4,145,039,089  $ 13,748,847,467  $ 4,423,681,211  $ 25,118,693,880
Investments, at value — affiliated
(c)
......................................... 1,413,186  75,418,592  19,821,325  68,476,897
Cash ............................................................. —  587,659  —  417,707
Cash pledged:
Futures contracts ................................................... —  —  —  1,922,000
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... 1,071,977  5,027,898  1,295,105  —
Foreign currency, at value
(e)
.............................................. 7,448,190  33,701,490  12,550,353  —
Receivables:
Securities lending income — affiliated ..................................... 249  33,832  5,664  11,239
Capital shares sold .................................................. 150,283  —  —  122,861
Dividends — unaffiliated .............................................. 2,967,221  5,616,218  3,120,407  8,450,892
Dividends — affiliated ................................................ 3,775  11,027  3,732  68,048
Tax reclaims ...................................................... 4,354,410  33,425,784  3,638,693  —
Variation margin on futures contracts ...................................... —  —  —  155,122
Foreign withholding tax claims .......................................... 257,521  534,975  212,421  —
Total assets ........................................................
4,162,705,901  13,903,204,942  4,464,328,911  25,198,318,646
LIABILITIES
Collateral on securities loaned ............................................ 63  70,972,383  18,056,060  42,811,026
Payables:
Investments purchased ............................................... 436,403  —  —  —
Capital shares redeemed .............................................. —  —  —  573,353
Investment advisory fees .............................................. 1,046,345  3,475,312  1,095,222  3,360,847
Professional fees ................................................... 51,867  102,413  24,008  —
Variation margin on futures contracts ...................................... 130,522  214,541  91,669  —
Total liabilities .......................................................
1,665,200  74,764,649  19,266,959  46,745,226
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 4,161,040,701  $ 13,828,440,293  $ 4,445,061,952  $ 25,151,573,420
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 3,035,445,131  $ 10,975,570,890  $ 3,167,999,050  $ 22,963,425,892
Accumulated earnings ................................................. 1,125,595,570  2,852,869,403  1,277,062,902  2,188,147,528
NET ASSETS .......................................................
$ 4,161,040,701  $ 13,828,440,293  $ 4,445,061,952  $ 25,151,573,420
NET ASSET VALUE
Shares outstanding ................................................... 79,800,000  275,500,000  102,300,000  83,950,000
Net asset value ...................................................... $ 52.14  $ 50.19  $ 43.45  $ 299.60
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ —  $ 67,795,721  $ 17,346,217  $ 40,934,959
(b)
Investments, at cost — unaffiliated ....................................... $ 3,344,383,805  $ 10,595,172,881  $ 3,127,953,078  $ 20,817,409,303
(c)
Investments, at cost — affiliated ......................................... $ 1,413,186  $ 75,417,746  $ 19,819,967  $ 68,472,557
(d)
Foreign currency collateral pledged, at cost ................................. $ 1,060,876  $ 4,966,990  $ 1,279,003  $ —
(e)
  Foreign currency, at cost .............................................. $ 7,387,987  $ 33,372,087  $ 12,450,230  $ —

Statements of Assets and Liabilities
(continued)
July 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 46,276,659,803  $ 426,918,724  $ 9,120,536,155
Investments, at value — affiliated
(c)
........................................................ 273,165,880  8,517,147  46,973,121
Cash ............................................................................ 1,397,813  9,745  367,182
Cash pledged:
Futures contracts .................................................................. 4,937,000  81,000  1,780,000
Receivables:
Securities lending income — affiliated .................................................... 8,071  1,684  7,304
Capital shares sold ................................................................. 127,468  —  198,776
Dividends — unaffiliated ............................................................. 13,420,786  209,873  13,892,041
Dividends — affiliated ............................................................... 201,413  1,897  38,218
Variation margin on futures contracts ..................................................... 413,738  —  78,171
Total assets .......................................................................
46,570,331,972  435,740,070  9,183,870,968
LIABILITIES
Collateral on securities loaned ........................................................... —  6,932,862  38,305,143
Payables:
Investments purchased .............................................................. —  —  12,689,991
Capital shares redeemed ............................................................. 31,867  —  —
Investment advisory fees ............................................................. 5,868,198  54,635  1,223,334
Variation margin on futures contracts ..................................................... —  2,010  —
Total liabilities ......................................................................
5,900,065  6,989,507  52,218,468
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 46,564,431,907  $ 428,750,563  $ 9,131,652,500
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 38,708,566,938  $ 412,522,616  $ 8,964,530,289
Accumulated earnings ................................................................ 7,855,864,969  16,227,947  167,122,211
NET ASSETS ......................................................................
$ 46,564,431,907  $ 428,750,563  $ 9,131,652,500
NET ASSET VALUE
Shares outstanding .................................................................. 212,400,000  2,400,000  47,800,000
Net asset value ..................................................................... $ 219.23  $ 178.65  $ 191.04
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ —  $ 6,465,616  $ 37,067,939
(b)
Investments, at cost — unaffiliated ...................................................... $ 36,695,753,996  $ 346,683,904  $ 8,230,791,701
(c)
Investments, at cost — affiliated ........................................................ $ 208,081,135  $ 8,341,275  $ 46,967,580

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2026
See notes to financial statements.
iShares
MSCI Intl
Momentum Factor
ETF
iShares
MSCI Intl Quality
Factor ETF
iShares
MSCI Intl Value
Factor ETF
iShares
MSCI USA
Momentum Factor
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 93,181,407  $ 368,211,665  $ 124,411,725  $ 178,150,423
Dividends — affiliated .............................................. 75,274  152,622  51,861  931,005
Interest — unaffiliated .............................................. 26,810  170,719  28,077  80,979
Securities lending income — affiliated — net ............................... 71,781  156,459  54,808  231,255
Foreign taxes withheld ............................................. (8,176,672) (30,180,413) (9,666,768) (52,087)
Foreign withholding tax claims ........................................ 570,343  3,227,560  575,128  —
Total investment income ..............................................
85,748,943  341,738,612  115,454,831  179,341,575
EXPENSES
Investment advisory ............................................... 10,944,089  38,981,809  10,317,840  32,603,400
Professional .................................................... 53,737  160,261  35,518  —
Interest expense ................................................. 12,612  5,677  4,211  17,261
Total expenses .................................................... 11,010,438  39,147,747  10,357,569  32,620,661
Net investment income ...............................................
74,738,505  302,590,865  105,097,262  146,720,914
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 348,536,600  58,799,838  61,329,769  479,165,815
Investments — affiliated ........................................... 1,020  (3,356) 391  34,670
Foreign currency transactions ....................................... 374,371  384,524  (954,842) —
Futures contracts ............................................... 3,716,869  15,038,996  5,662,221  6,331,541
In-kind redemptions — unaffiliated
(a)
................................... 26,312,604  1,044,325,508  —  2,755,424,133
378,941,464  1,118,545,510  66,037,539  3,240,956,159
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 254,409,963  1,421,968,923  842,181,998  1,665,246,354
Investments — affiliated ........................................... —  846  1,228  1,729
Foreign currency translations ....................................... 238,625  (518,217) 576,307  —
Futures contracts ............................................... (36,565) (23,485) 62,625  (652,597)
254,612,023  1,421,428,067  842,822,158  1,664,595,486
Net realized and unrealized gain ........................................
633,553,487  2,539,973,577  908,859,697  4,905,551,645
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 708,291,992  $ 2,842,564,442  $ 1,013,956,959  $ 5,052,272,559
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended July 31, 2026
Statements of Operations
See notes to financial statements.
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 515,764,712  $ 6,324,707  $ 205,712,756
Dividends — affiliated .............................................................. 9,032,766  37,602  772,051
Interest — unaffiliated .............................................................. 272,251  2,858  102,325
Securities lending income — affiliated — net ............................................... 467,186  21,300  195,944
Foreign taxes withheld ............................................................. —  (2,663) (216,666)
Total investment income ..............................................................
525,536,915  6,383,804  206,566,410
EXPENSES
Investment advisory ............................................................... 74,650,969  585,578  14,678,270
Interest expense ................................................................. 22  27  5
Total expenses .................................................................... 74,650,991  585,605  14,678,275
Net investment income ...............................................................
450,885,924  5,798,199  191,888,135
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (58,591,900) 10,977,962  326,876,129
Investments — affiliated ........................................................... 627,589  (2,154) (7,406)
Futures contracts ............................................................... 15,807,673  130,103  8,780,988
In-kind redemptions — unaffiliated
(a)
................................................... 9,015,155,031  6,153,397  4,286,676,618
In-kind redemptions — affiliated
(a)
.................................................... 84,437,287  8,886  —
9,057,435,680  17,268,194  4,622,326,329
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... (193,656,298) 36,426,119  922,739,817
Investments — affiliated ........................................................... (103,309,171) (12,878) 2,507
Futures contracts ............................................................... (3,516,179) (2,119) (529,359)
(300,481,648) 36,411,122  922,212,965
Net realized and unrealized gain ........................................................
8,756,954,032  53,679,316  5,544,539,294
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 9,207,839,956  $ 59,477,515  $ 5,736,427,429
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Intl Momentum Factor ETF
iShares
MSCI Intl Quality Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 74,738,505  $ 58,983,876  $ 302,590,865  $ 231,795,052
Net realized gain (loss) ......................................... 378,941,464  230,121,016  1,118,545,510  (31,109,195)
Net change in unrealized appreciation (depreciation) ..................... 254,612,023  103,136,981  1,421,428,067  451,918,053
Net increase in net assets resulting from operations ........................
708,291,992  392,241,873  2,842,564,442  652,603,910
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(171,361,233) (70,358,159) (335,536,036) (255,920,278)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
558,824,328  502,752,451  (324,423,080) 3,165,152,419
NET ASSETS
Total increase in net assets ........................................ 1,095,755,087  824,636,165  2,182,605,326  3,561,836,051
Beginning of year ...............................................
3,065,285,614  2,240,649,449  11,645,834,967  8,083,998,916
End of year ...................................................
$ 4,161,040,701  $ 3,065,285,614  $ 13,828,440,293  $ 11,645,834,967
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Intl Value Factor ETF
iShares
MSCI USA Momentum Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 105,097,262  $ 75,302,242  $ 146,720,914  $ 151,463,934
Net realized gain ............................................. 66,037,539  65,683,850  3,240,956,159  2,405,821,041
Net change in unrealized appreciation (depreciation) ..................... 842,822,158  219,112,236  1,664,595,486  603,992,222
Net increase in net assets resulting from operations ........................
1,013,956,959  360,098,328  5,052,272,559  3,161,277,197
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(127,103,149) (84,669,435) (148,296,494) (140,566,016)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
1,211,504,397  279,921,180  2,671,330,656  4,470,433,665
NET ASSETS
Total increase in net assets ........................................ 2,098,358,207  555,350,073  7,575,306,721  7,491,144,846
Beginning of year ...............................................
2,346,703,745  1,791,353,672  17,576,266,699  10,085,121,853
End of year ...................................................
$ 4,445,061,952  $ 2,346,703,745  $ 25,151,573,420  $ 17,576,266,699
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA Quality Factor ETF
iShares
MSCI USA Size Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 450,885,924  $ 521,861,765  $ 5,798,199  $ 5,053,215
Net realized gain ............................................. 9,057,435,680  3,661,461,668  17,268,194  4,194,103
Net change in unrealized appreciation (depreciation) ..................... (300,481,648) (105,982,105) 36,411,122  26,013,347
Net increase in net assets resulting from operations ........................
9,207,839,956  4,077,341,328  59,477,515  35,260,665
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(465,820,832) (525,677,280) (5,687,013) (5,065,629)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(15,034,234,816) 2,163,183,963  15,658,400  14,213,750
NET ASSETS
Total increase (decrease) in net assets ................................ (6,292,215,692) 5,714,848,011  69,448,902  44,408,786
Beginning of year ...............................................
52,856,647,599  47,141,799,588  359,301,661  314,892,875
End of year ...................................................
$ 46,564,431,907  $ 52,856,647,599  $ 428,750,563  $ 359,301,661
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA Value Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 191,888,135  $ 177,899,705
Net realized gain ................................................................................ 4,622,326,329  419,386,392
Net change in unrealized appreciation (depreciation) ........................................................ 922,212,965  (132,126,364)
Net increase in net assets resulting from operations ...........................................................
5,736,427,429  465,159,733
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(189,080,134) (191,345,678)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(3,028,911,799) (805,083,101)
NET ASSETS
Total increase (decrease) in net assets ................................................................... 2,518,435,496  (531,269,046)
Beginning of year ..................................................................................
6,613,217,004  7,144,486,050
End of year ......................................................................................
$ 9,131,652,500  $ 6,613,217,004
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Intl Momentum Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .....................
$ 44.68  $ 39.52  $ 33.73  $ 30.84  $ 39.06
Net investment income
(a)
........................... 1 .02
(b)
0 .97
(b)
0 .79
(b)
0 .91
(b)
0 .94
Net realized and unrealized gain (loss)
(c)
.................
8 .76  5 .30  5 .87  2 .76  ( 6 .94 )
Net increase (decrease) from investment operations ..........
9 .78  6 .27  6 .66  3 .67  ( 6 .00 )
Distributions
(d)
– – – – –
From net investment income ........................ ( 1 .20 ) ( 1 .11 ) ( 0 .87 ) ( 0 .78 ) ( 1 .11 )
From net realized gains ............................ ( 1 .12 ) —  —  —  ( 1 .11 )
Total distributions .................................
( 2 .32 ) ( 1 .11 ) ( 0 .87 ) ( 0 .78 ) ( 2 .22 )
Net asset value, end of year .........................
$ 52.14  $ 44.68  $ 39.52  $ 33.73  $ 30.84
Total Return
(e)
– – – – –
Based on net asset value ............................
22.31%
(b)
16.16%
(b)
19.98%
(b)
12.09%
(b)
(16.09) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ...................................
0 .30% 0 .30% 0 .30% 0 .30% 0 .30%
Net investment income ..............................
2 .05%
(b)
2 .38%
(b)
2 .20%
(b)
2 .89%
(b)
2 .65%
Supplemental Data
Net assets, end of year (000) ..........................
$ 4,161,041  $ 3,065,286  $ 2,240,649  $ 1,517,834  $ 823,407
Portfolio turnover rate
(g)
..............................
89% 109% 70% 101% 100%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2024 and July 31, 2023, respectively:
• Net investment income per share by $0.01, $0.01, $0.01 and $0.00.
• Total return by 0.02%, 0.02%, 0.03% and 0.00%.
• Ratio of net investment income to average net assets by 0.01%, 0.02%, 0.03% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Intl Quality Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ......................
$ 41.44  $ 39.55  $ 36.41  $ 32.80  $ 39.29
Net investment income
(a)
............................ 1 .08
(b)
1 .03
(b)
0 .95
(b)
0 .95  1 .00
Net realized and unrealized gain (loss)
(c)
..................
8 .87  1 .91  3 .19  3 .45  ( 6 .37 )
Net increase (decrease) from investment operations ...........
9 .95  2 .94  4 .14  4 .40  ( 5 .37 )
Distributions from net investment income
(d)
.................. ( 1 .20 ) ( 1 .05 ) ( 1 .00 ) ( 0 .79 ) ( 1 .12 )
Net asset value, end of year ..........................
$ 50.19  $ 41.44  $ 39.55  $ 36.41  $ 32.80
Total Return
(e)
– – – – –
Based on net asset value .............................
24.17%
(b)
7 .50%
(b)
11.48%
(b)
13.54% (13.78) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ....................................
0 .30% 0 .30% 0 .30% 0 .30% 0 .30%
Net investment income ...............................
2 .33%
(b)
2 .56%
(b)
2 .55%
(b)
2 .84% 2 .75%
Supplemental Data
Net assets, end of year (000) ...........................
$ 13,828,440  $ 11,645,835  $ 8,083,999  $ 6,873,637  $ 4,021,877
Portfolio turnover rate
(g)
...............................
20% 20% 27% 28% 32%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025 and July 31, 2024, respectively:
• Net investment income per share by $0.01, $0.01 and $0.01.
• Total return by 0.02%, 0.03% and 0.03%.
• Ratio of net investment income to average net assets by 0.02%, 0.04% and 0.03%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Intl Value Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .....................
$ 32.73  $ 28.57  $ 26.41  $ 22.63  $ 25.69
Net investment income
(a)
........................... 1 .20
(b)
1 .16
(b)
0 .99
(b)
1 .00
(b)
0 .99
Net realized and unrealized gain (loss)
(c)
.................
10.93  4 .27  2 .43  3 .71  ( 2 .99 )
Net increase (decrease) from investment operations ..........
12.13  5 .43  3 .42  4 .71  ( 2 .00 )
Distributions from net investment income
(d)
................. ( 1 .41 ) ( 1 .27 ) ( 1 .26 ) ( 0 .93 ) ( 1 .06 )
Net asset value, end of year .........................
$ 43.45  $ 32.73  $ 28.57  $ 26.41  $ 22.63
Total Return
(e)
– – – – –
Based on net asset value ............................
37.47%
(b)
19.49%
(b)
13.34%
(b)
21.19%
(b)
( 8 .02 ) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ...................................
0 .30% 0 .31% 0 .30% 0 .30% 0 .30%
Total expenses excluding professional fees for foreign withholding tax claims .......................................
0 .30% 0 .30 % N/A  0 .30 % N/A
Net investment income ..............................
3 .06%
(b)
3 .90%
(b)
3 .72%
(b)
4 .24%
(b)
3 .96%
Supplemental Data
Net assets, end of year (000) ..........................
$ 4,445,062  $ 2,346,704  $ 1,791,354  $ 1,751,073  $ 1,407,888
Portfolio turnover rate
(g)
..............................
18% 16% 16% 14% 17%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2024 and July 31, 2023, respectively:
• Net investment income per share by $0.01, $0.03, $0.00 and $0.01.
• Total return by 0.01%, 0.11%, 0.02% and 0.03%.
• Ratio of net investment income to average net assets by 0.02%, 0.11%, 0.02% and 0.03%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Momentum Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 241.27  $ 191.01  $ 146.76  $ 143.35  $ 175.04
Net investment income
(a)
................................ 1 .81  2 .36  1 .20  2 .79  1 .79
Net realized and unrealized gain (loss)
(b)
......................
58.37  50.09  44.18  3 .83  (31.95)
Net increase (decrease) from investment operations ...............
60.18  52.45  45.38  6 .62  (30.16)
Distributions from net investment income
(c)
...................... ( 1 .85 ) ( 2 .19 ) ( 1 .13 ) ( 3 .21 ) ( 1 .53 )
Net asset value, end of year ..............................
$ 299.60  $ 241.27  $ 191.01  $ 146.76  $ 143.35
Total Return
(d)
– – – – –
Based on net asset value .................................
25.06% 27.63% 31.09% 4 .80% (17.35) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
0 .68% 1 .11% 0 .72% 1 .95% 1 .07%
Supplemental Data
Net assets, end of year (000) ...............................
$ 25,151,573  $ 17,576,267  $ 10,085,122  $ 9,113,598  $ 10,041,855
Portfolio turnover rate
(f)
...................................
104% 116% 95% 111% 125%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Quality Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 184.17  $ 171.83  $ 139.91  $ 121.95  $ 137.31
Net investment income
(a)
................................ 1 .82  1 .85  1 .86  1 .79  1 .68
Net realized and unrealized gain (loss)
(b)
......................
35.13  12.36  31.84  17.93  (15.41)
Net increase (decrease) from investment operations ...............
36.95  14.21  33.70  19.72  (13.73)
Distributions from net investment income
(c)
...................... ( 1 .89 ) ( 1 .87 ) ( 1 .78 ) ( 1 .76 ) ( 1 .63 )
Net asset value, end of year ..............................
$ 219.23  $ 184.17  $ 171.83  $ 139.91  $ 121.95
Total Return
(d)
– – – – –
Based on net asset value .................................
20.16% 8 .31% 24.28% 16.47% (10.09) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
0 .91% 1 .04% 1 .22% 1 .46% 1 .27%
Supplemental Data
Net assets, end of year (000) ...............................
$ 46,564,432  $ 52,856,648  $ 47,141,800  $ 31,634,768  $ 20,237,116
Portfolio turnover rate
(f)
...................................
28% 21% 31% 58% 41%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Size Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 156.22  $ 143.13  $ 128.01  $ 119.68  $ 131.04
Net investment income
(a)
................................ 2 .46  2 .33  2 .11  1 .83  1 .69
Net realized and unrealized gain (loss)
(b)
......................
22.41  13.10  15.00  8 .24  (11.21)
Net increase (decrease) from investment operations ...............
24.87  15.43  17.11  10.07  ( 9 .52 )
Distributions from net investment income
(c)
...................... ( 2 .44 ) ( 2 .34 ) ( 1 .99 ) ( 1 .74 ) ( 1 .84 )
Net asset value, end of year ..............................
$ 178.65  $ 156.22  $ 143.13  $ 128.01  $ 119.68
Total Return
(d)
– – – – –
Based on net asset value .................................
16.07% 10.86% 13.54% 8 .62% ( 7 .35 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .49% 1 .56% 1 .62% 1 .56% 1 .31%
Supplemental Data
Net assets, end of year (000) ...............................
$ 428,751  $ 359,302  $ 314,893  $ 320,023  $ 347,070
Portfolio turnover rate
(f)
...................................
30% 23% 19% 22% 25%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Value Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 112.95  $ 107.60  $ 97.27  $ 95.84  $ 104.29
Net investment income
(a)
................................ 2 .94  2 .80  2 .74  2 .74  2 .66
Net realized and unrealized gain (loss)
(b)
......................
77.95  5 .56  10.21  1 .53  ( 8 .22 )
Net increase (decrease) from investment operations ...............
80.89  8 .36  12.95  4 .27  ( 5 .56 )
Distributions from net investment income
(c)
...................... ( 2 .80 ) ( 3 .01 ) ( 2 .62 ) ( 2 .84 ) ( 2 .89 )
Net asset value, end of year ..............................
$ 191.04  $ 112.95  $ 107.60  $ 97.27  $ 95.84
Total Return
(d)
– – – – –
Based on net asset value .................................
72.41% 7 .93% 13.57% 4 .77% ( 5 .48 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .96% 2 .59% 2 .77% 2 .96% 2 .57%
Supplemental Data
Net assets, end of year (000) ...............................
$ 9,131,653  $ 6,613,217  $ 7,144,486  $ 6,920,658  $ 9,124,179
Portfolio turnover rate
(f)
...................................
47% 30% 24% 23% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
iShares ETF
Diversification
Classification
MSCI Intl Momentum Factor .................................................................................................... Diversified
MSCI Intl Quality Factor ....................................................................................................... Diversified
MSCI Intl Value Factor ........................................................................................................ Diversified
MSCI USA Momentum Factor ................................................................................................... Diversified
MSCI USA Quality Factor ...................................................................................................... Diversified
MSCI USA Size Factor ........................................................................................................ Diversified
MSCI USA Value Factor ....................................................................................................... Diversified

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
( continued)

Notes to Financial Statements
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI Intl Quality Factor
Goldman Sachs & Co. LLC ......................................... $ 1,495,917 $ (1,495,917) $ — $ —
J.P. Morgan Securities LLC ......................................... 64,111,842 (64,111,842) — —
Morgan Stanley ................................................. 2,187,962 (2,187,962) — —
$ 67,795,721 $ (67,795,721)
$ —
$ —
a
MSCI Intl Value Factor
BNP Paribas SA ................................................. 1,240,003 (1,240,003) — —
BofA Securities, Inc. .............................................. 1,201 (1,201) — —
Citigroup Global Markets, Inc. ........................................ 883 (861) — 22
Goldman Sachs & Co. LLC ......................................... 2,110 (2,110) — —
HSBC Bank PLC ................................................ 1,647 (1,647) — —
Morgan Stanley ................................................. 13,669,723 (13,669,723) — —
SG Americas Securities LLC ........................................ 2,426,022 (2,426,022) — —
State Street Bank & Trust Co. ........................................ 4,628 (4,628) — —
$ 17,346,217 $ (17,346,195)
$ —
$ 22
a
MSCI USA Momentum Factor
BNP Paribas SA ................................................. 10,121,178 (10,121,178) — —
Citigroup Global Markets, Inc. ........................................ 4,505,490 (4,505,490) — —

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
J.P. Morgan Securities LLC ......................................... $ 16,856,638 $ (16,856,638) $ — $ —
Morgan Stanley ................................................. 332,046 (332,046) — —
National Financial Services LLC ...................................... 4,280,650 (4,280,650) — —
Wells Fargo Bank NA ............................................. 4,442,841 (4,289,690) — 153,151
Wells Fargo Securities LLC ......................................... 396,116 (396,116) — —
$ 40,934,959 $ (40,781,808)
$ —
$ 153,151
a
MSCI USA Size Factor
Barclays Bank PLC ............................................... 427,605 (427,605) — —
Barclays Capital, Inc. ............................................. 811,979 (811,979) — —
BNP Paribas SA ................................................. 751,843 (751,843) — —
BofA Securities, Inc. .............................................. 114,330 (114,330) — —
Citigroup Global Markets, Inc. ........................................ 1,487,405 (1,487,405) — —
Deutsche Bank Securities, Inc. ....................................... 1,180 (1,180) — —
J.P. Morgan Securities LLC ......................................... 1,670,862 (1,670,862) — —
Morgan Stanley ................................................. 348,758 (348,758) — —
SG Americas Securities LLC ........................................ 486,408 (486,408) — —
Wells Fargo Bank NA ............................................. 365,246 (360,149) — 5,097
$ 6,465,616 $ (6,460,519)
$ —
$ 5,097
a
MSCI USA Value Factor
BNP Paribas SA ................................................. 17,676,945 (17,676,945) — —
Citigroup Global Markets, Inc. ........................................ 402,570 (395,871) — 6,699
Goldman Sachs International ........................................ 708,088 (708,088) — —
Morgan Stanley ................................................. 4,183,320 (4,161,456) — 21,864
SG Americas Securities LLC ........................................ 2,288,538 (2,288,538) — —
UBS AG ...................................................... 7,060,526 (7,044,553) — 15,973
Wells Fargo Bank NA ............................................. 4,747,952 (4,747,952) — —
$ 37,067,939 $ (37,023,403)
$ —
$ 44,536
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality
Factor ETF and iShares MSCI Intl Value Factor ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size
Factor ETF and iShares MSCI USA Value Factor ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value
Factor ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
MSCI Intl Momentum Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
MSCI Intl Quality Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30
MSCI Intl Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30
MSCI USA Momentum Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Quality Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Size Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
iShares ETF Amounts
MSCI Intl Momentum Factor ................................................................................................... $ 17,606
MSCI Intl Quality Factor ...................................................................................................... 45,633
MSCI Intl Value Factor ....................................................................................................... 15,667
MSCI USA Momentum Factor .................................................................................................. 89,635
MSCI USA Quality Factor ..................................................................................................... 166,184
MSCI USA Size Factor ....................................................................................................... 8,165
MSCI USA Value Factor ...................................................................................................... 61,546
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Intl Momentum Factor ................................................................
$ 887,585,052 $ 731,241,137 $ 46,745,513
MSCI Intl Quality Factor ...................................................................
693,444,126 899,501,678 47,034,311
MSCI Intl Value Factor ....................................................................
254,626,233 278,024,726 49,518,454
MSCI USA Momentum Factor ...............................................................
3,306,195,991 3,508,500,900 146,775,486
MSCI USA Quality Factor ..................................................................
2,063,112,110 1,950,277,293 27,966,156
MSCI USA Size Factor ....................................................................
49,030,612 59,922,091 14,577,489
MSCI USA Value Factor ...................................................................
861,233,337 1,462,005,084 (28,260,251)
iShares ETF Purchases Sales
MSCI Intl Momentum Factor ................................................................................ $ 3,281,353,838  $ 3,250,576,446
MSCI Intl Quality Factor ................................................................................... 2,882,650,438  2,536,620,035
MSCI Intl Value Factor .................................................................................... 756,168,480  632,441,631
MSCI USA Momentum Factor ............................................................................... 22,571,026,319  22,548,916,612
MSCI USA Quality Factor .................................................................................. 14,022,310,731  14,003,079,768
MSCI USA Size Factor .................................................................................... 116,378,009  116,042,496
MSCI USA Value Factor ................................................................................... 4,450,402,432  4,499,283,034
iShares ETF In-kind Purchases In-kind Sales
MSCI Intl Momentum Factor ................................................................................ $ 500,915,341  $ 65,949,737
MSCI Intl Quality Factor ................................................................................... 1,953,779,535  2,628,529,185
MSCI Intl Value Factor .................................................................................... 1,066,947,414  —
MSCI USA Momentum Factor ............................................................................... 10,986,755,425  8,317,820,010
MSCI USA Quality Factor .................................................................................. 8,715,627,068  23,745,722,876
MSCI USA Size Factor .................................................................................... 32,586,127  17,049,078
MSCI USA Value Factor ................................................................................... 7,179,376,873  10,145,135,806

Notes to Financial Statements
( continued)

Notes to Financial Statements
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026 , permanent differences attributable to distributions in connection with fund share redemptions and realized gains
(losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI Intl Momentum Factor ................................................................................ $ 26,312,111  $ (26,312,111)
MSCI Intl Quality Factor ................................................................................... 1,024,045,784  (1,024,045,784)
MSCI USA Momentum Factor ............................................................................... 2,753,839,427  (2,753,839,427)
MSCI USA Quality Factor .................................................................................. 9,095,908,499  (9,095,908,499)
MSCI USA Size Factor .................................................................................... 6,151,906  (6,151,906)
MSCI USA Value Factor ................................................................................... 4,277,321,619  (4,277,321,619)
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
MSCI Intl Momentum Factor
Ordinary income ......................................................................................... $ 89,917,923  $ 70,358,159
Long-Term Capital Gains .................................................................................. 81,443,310  —
$ 171,361,233  $ 70,358,159
MSCI Intl Quality Factor
Ordinary income ......................................................................................... $ 335,536,036  $ 255,920,278
MSCI Intl Value Factor
Ordinary income ......................................................................................... $ 127,103,149  $ 84,669,435
MSCI USA Momentum Factor
Ordinary income ......................................................................................... $ 148,296,494  $ 140,566,016
MSCI USA Quality Factor
Ordinary income ......................................................................................... $ 465,820,832  $ 525,677,280
MSCI USA Size Factor
Ordinary income ......................................................................................... $ 5,687,013  $ 5,065,629
MSCI USA Value Factor
Ordinary income ......................................................................................... $ 189,080,134  $ 191,345,678
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI Intl Momentum Factor ............................
$ 31,174,902 $ 303,680,531 $ — $ 790,740,137 $ 1,125,595,570
MSCI Intl Quality Factor ...............................
15,018,904 — (265,459,627) 3,103,310,126 2,852,869,403
MSCI Intl Value Factor ................................
41,209,994 8,294,807 — 1,227,558,101 1,277,062,902
MSCI USA Momentum Factor ...........................
26,504,408 — (2,128,791,944) 4,290,435,064 2,188,147,528
MSCI USA Quality Factor ..............................
38,431,659 — (1,799,300,663) 9,616,733,973 7,855,864,969
MSCI USA Size Factor ................................
1,097,867 — (63,784,701) 78,914,781 16,227,947
MSCI USA Value Factor ...............................
32,616,500 — (717,230,752) 851,736,463 167,122,211
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
For the year ended July 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While
iShares ETF Utilized
MSCI Intl Quality Factor ...................................................................................................... $ 73,225,617
MSCI Intl Value Factor ....................................................................................................... 31,228,461
MSCI USA Momentum Factor .................................................................................................. 487,988,390
MSCI USA Size Factor ....................................................................................................... 11,774,467
MSCI USA Value Factor ...................................................................................................... 348,569,827
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Intl Momentum Factor ......................................... $ 3,355,995,034  $ 888,670,223  $ (98,221,665) $ 790,448,558
MSCI Intl Quality Factor ............................................ 10,722,512,310  3,427,292,475  (325,408,693) 3,101,883,782
MSCI Intl Value Factor ............................................. 3,216,224,481  1,326,204,669  (98,970,706) 1,227,233,963
MSCI USA Momentum Factor ........................................ 20,896,735,713  4,806,306,673  (515,871,609) 4,290,435,064
MSCI USA Quality Factor ........................................... 36,933,064,261  11,287,367,788  (1,670,606,366) 9,616,761,422
MSCI USA Size Factor ............................................. 356,521,090  100,255,704  (21,340,923) 78,914,781
MSCI USA Value Factor ............................................ 8,315,772,813  1,339,049,015  (487,312,552) 851,736,463

Notes to Financial Statements
( continued)

Notes to Financial Statements
offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Foreign Withholding Tax Claims
The iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF have filed European Union Discrimination
Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying
Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
MSCI Intl Momentum Factor
Shares sold ......................................................... 12,500,000  $ 625,034,179  13,800,000  $ 575,329,914
Shares redeemed ..................................................... (1,300,000) (66,209,851) (1,900,000) (72,577,463)
11,200,000  $ 558,824,328  11,900,000  $ 502,752,451
MSCI Intl Quality Factor
Shares sold ......................................................... 50,700,000  $ 2,315,698,197  80,600,000  $ 3,319,940,552
Shares redeemed ..................................................... (56,200,000) (2,640,121,277) (4,000,000) (154,788,133)
(5,500,000) $ (324,423,080) 76,600,000  $ 3,165,152,419
MSCI Intl Value Factor
Shares sold ......................................................... 30,600,000  $ 1,211,504,397  11,200,000  $ 344,402,606
Shares redeemed ..................................................... —  —  (2,200,000) (64,481,426)
30,600,000  $ 1,211,504,397  9,000,000  $ 279,921,180
MSCI USA Momentum Factor
Shares sold ......................................................... 40,500,000  $ 11,014,075,373  47,700,000  $ 10,300,374,812
Shares redeemed ..................................................... (29,400,000) (8,342,744,717) (27,650,000) (5,829,941,147)
11,100,000  $ 2,671,330,656  20,050,000  $ 4,470,433,665
MSCI USA Quality Factor
Shares sold ......................................................... 44,400,000  $ 8,768,736,720  69,600,000  $ 12,351,005,225
Shares redeemed ..................................................... (119,000,000) (23,802,971,536) (56,950,000) (10,187,821,262)
(74,600,000) $ (15,034,234,816) 12,650,000  $ 2,163,183,963
MSCI USA Size Factor
Shares sold ......................................................... 200,000  $ 32,845,862  400,000  $ 58,076,373
Shares redeemed ..................................................... (100,000) (17,187,462) (300,000) (43,862,623)
100,000  $ 15,658,400  100,000  $ 14,213,750
MSCI USA Value Factor
Shares sold ......................................................... 46,900,000  $ 7,268,701,557  19,700,000  $ 2,128,854,620
Shares redeemed ..................................................... (57,650,000) (10,297,613,356) (27,550,000) (2,933,937,721)
(10,750,000) $ (3,028,911,799) (7,850,000) $ (805,083,101)

Notes to Financial Statements
( continued)

Notes to Financial Statements
associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of July 31, 2026, are $257,521 or $0.00 per share, $534,975 or $0.00 per share and $211,666 or $0.00 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of July 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which each of the iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl
Value Factor ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seven of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares MSCI Intl Momentum Factor ETF
  iShares MSCI Intl Quality Factor ETF
  iShares MSCI Intl Value Factor ETF
  iShares MSCI USA Momentum Factor ETF
  iShares MSCI USA Quality Factor ETF
  iShares MSCI USA Size Factor ETF
  iShares MSCI USA Value Factor ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026 :
The Fund hereby designates the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended July 31, 2026 :
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2026 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, of distributions from direct federal obligation interest for the fiscal year ended July 31, 2026 :
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI Intl Momentum Factor .................................................................................................... $ 88,545,271
MSCI Intl Quality Factor ....................................................................................................... 337,918,752
MSCI Intl Value Factor ........................................................................................................ 115,054,872
MSCI USA Momentum Factor ................................................................................................... 170,453,164
MSCI USA Quality Factor ...................................................................................................... 495,322,839
MSCI USA Size Factor ........................................................................................................ 5,456,549
MSCI USA Value Factor ....................................................................................................... 191,458,136
iShares ETF
Qualified Business
Income
MSCI USA Momentum Factor ................................................................................................... $ 2,465,702
MSCI USA Quality Factor ...................................................................................................... 22,611,853
MSCI USA Size Factor ........................................................................................................ 725,979
MSCI USA Value Factor ....................................................................................................... 8,891,969
iShares ETF
20% Rate Long-
Term Capital Gain
Dividends
MSCI Intl Momentum Factor .................................................................................................... $ 81,681,918
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI Intl Momentum Factor ..................................................................................
$ 96,178,571 $ 7,335,180
MSCI Intl Quality Factor .....................................................................................
368,552,647 24,785,982
MSCI Intl Value Factor ......................................................................................
124,470,672 8,641,907
iShares ETF
Federal Obligation
Interest
MSCI Intl Momentum Factor .................................................................................................... $ 35,492
MSCI Intl Quality Factor ....................................................................................................... 71,961
MSCI Intl Value Factor ........................................................................................................ 24,452
MSCI USA Momentum Factor ................................................................................................... 438,969
MSCI USA Quality Factor ...................................................................................................... 1,248,542
MSCI USA Size Factor ........................................................................................................ 11,149
MSCI USA Value Factor ....................................................................................................... 364,022
iShares ETF
Dividends-Received
Deduction
MSCI USA Momentum Factor ................................................................................................... 100 .00%
MSCI USA Quality Factor ...................................................................................................... 100 .00
MSCI USA Size Factor ........................................................................................................ 83 .08
MSCI USA Value Factor ....................................................................................................... 92 .68

Important Tax Information
(unaudited) (continued)

2026
iShares Annual Financial Statements and Additional Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF Interest Dividends
MSCI Intl Momentum Factor .................................................................................................... $ 75,139
MSCI Intl Quality Factor ....................................................................................................... 152,347
MSCI Intl Value Factor ........................................................................................................ 51,767
MSCI USA Momentum Factor ................................................................................................... 929,329
MSCI USA Quality Factor ...................................................................................................... 2,643,255
MSCI USA Size Factor ........................................................................................................ 23,604
MSCI USA Value Factor ....................................................................................................... 770,661
iShares ETF
Interest-Related
Dividends
MSCI Intl Momentum Factor .................................................................................................... $ 75,275
MSCI Intl Quality Factor ....................................................................................................... 152,622
MSCI Intl Value Factor ........................................................................................................ 51,861
MSCI USA Momentum Factor ................................................................................................... 931,005
MSCI USA Quality Factor ...................................................................................................... 2,648,022
MSCI USA Size Factor ........................................................................................................ 23,647
MSCI USA Value Factor ....................................................................................................... 772,051

Additional Information

2026 iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2026
iShares Annual Financial Statements and Additional Information
iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
72
2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Intl Value Factor ETF, iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, iShares
MSCI USA Value Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)

Board Review and Approval of Investment Advisory Contract
( continued)
73
Board Review and Approval of Investment Advisory Contract
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by

Board Review and Approval of Investment Advisory Contract
(continued)
74
2026
iShares Annual Financial Statements and Additional Information
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
75
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Low Carbon Optimized MSCI ACWI ETF | CRBN | NYSE Arca
iShares MSCI ACWI ETF | ACWI | NASDAQ
iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ
iShares MSCI Europe Financials ETF | EUFN | NASDAQ
iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ
iShares MSCI Kokusai ETF | TOK | NYSE Arca

Page
2

iShares
®
Low Carbon Optimized MSCI ACWI ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .2%
ANZ Group Holdings Ltd. ................... 44,864 $ 1,172,524
Aristocrat Leisure Ltd. ...................... 12,241 550,172
ASX Ltd. .............................. 4,436 171,113
Brambles Ltd. ........................... 56,215 771,703
CAR Group Ltd. .......................... 3,809 69,548
Cochlear Ltd. ........................... 1,943 162,840
Commonwealth Bank of Australia .............. 18,662 2,332,840
Computershare Ltd. ....................... 19,475 559,577
CSL Ltd. ............................... 6,788 586,892
Goodman Group ......................... 33,235 691,917
IREN Ltd.
(a) (b)
............................ 5,166 190,109
Lynas Rare Earths Ltd.
(b)
.................... 29,680 291,302
Macquarie Group Ltd. ...................... 3,600 639,067
National Australia Bank Ltd. .................. 34,278 992,552
Northern Star Resources Ltd. ................. 19,966 276,705
Pro Medicus Ltd. ......................... 440 50,054
Scentre Group ........................... 163,308 448,365
Sigma Healthcare Ltd. ..................... 62,076 128,000
Sonic Healthcare Ltd. ...................... 20,697 316,757
Stockland .............................. 13,888 41,572
Telstra Group Ltd. ........................ 182,330 643,693
Transurban Group ........................ 160,474 1,666,484
Vicinity Ltd. ............................. 114,767 215,687
Westpac Banking Corp. .................... 40,651 1,077,953
Xero Ltd.
(a) (b)
............................ 2,139 106,790
14,154,216
a
Austria  —  0 .1%
Erste Group Bank AG ...................... 1,830 239,223
Raiffeisen Bank International AG .............. 6,769 464,750
Verbund AG
(a)
........................... 9,648 662,229
1,366,202
a
Belgium  —  0 .2%
Ageas SA/N.V. .......................... 5,224 432,323
Anheuser-Busch InBev SA/N.V. ............... 5,870 509,833
Argenx SE
(b)
............................ 406 347,738
Elia Group SA/N.V. , Class B ................. 3,702 530,440
Financiere de Tubize SA .................... 594 132,846
Sofina SA .............................. 677 191,852
UCB SA ............................... 1,421 364,747
2,509,779
a
Brazil  —  0 .4%
Aura Minerals, Inc. ........................ 772 42,128
Axia Energia SA ......................... 27,929 291,017
B3 SA - Brasil Bolsa Balcao .................. 38,843 120,533
Banco Bradesco SA ....................... 103,295 325,831
Banco do Brasil SA ....................... 122,963 517,890
BB Seguridade Participacoes SA .............. 82,739 673,449
Caixa Seguridade Participacoes SA ............ 58,052 231,903
CPFL Energia SA ......................... 11,107 101,097
Engie Brasil Energia SA .................... 34,617 203,503
Motiva Infraestrutura de Mobilidade SA .......... 41,551 120,985
NU Holdings Ltd. , Class A
(b)
.................. 40,342 578,101
Raia Drogasil SA ......................... 11,535 42,052
Rede D'Or Sao Luiz SA
(c)
................... 21,545 147,228
Suzano SA ............................. 24,921 212,970
Telefonica Brasil SA ....................... 44,280 285,029
TIM SA ............................... 37,043 141,986
XP, Inc. , Class A ......................... 936 15,968
4,051,670
a
Security Shares Value
a
Canada  —  3 .3%
Agnico Eagle Mines Ltd. .................... 7,387 $ 1,072,442
Alamos Gold, Inc. , Class A .................. 6,610 183,704
AtkinsRealis Group, Inc. .................... 2,347 145,473
Bank of Montreal ......................... 6,331 1,135,683
Bank of Nova Scotia (The) ................... 12,355 1,083,778
BCE, Inc. .............................. 24,455 530,496
Brookfield Renewable Corp. ................. 16,755 559,117
CAE, Inc.
(b)
............................. 29,487 760,602
Cameco Corp. ........................... 10,403 897,781
Canadian Imperial Bank of Commerce .......... 7,934 939,731
Canadian National Railway Co. ............... 6,744 857,523
Canadian Pacific Kansas City Ltd. ............. 9,079 806,447
Celestica, Inc.
(b)
.......................... 467 154,530
CGI, Inc. .............................. 905 66,242
Constellation Software, Inc.
(a)
................. 150 321,324
Dollarama, Inc. .......................... 5,652 769,956
Element Fleet Management Corp. ............. 31,740 712,302
Enbridge, Inc. ........................... 60,770 3,306,727
Equinox Gold Corp. ....................... 4,286 38,401
Fairfax Financial Holdings Ltd. ................ 133 222,724
First Quantum Minerals Ltd.
(b)
................ 26,322 729,659
Franco-Nevada Corp. ...................... 4,343 923,962
Great-West Lifeco, Inc. ..................... 935 61,989
Hydro One Ltd.
(c)
......................... 42,502 1,770,601
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 81,062 582,298
Kinross Gold Corp. ........................ 8,939 206,091
Loblaw Companies Ltd. .................... 14,245 668,733
Lundin Gold, Inc. ......................... 2,229 124,802
Lundin Mining Corp.
(a)
...................... 37,320 924,048
Manulife Financial Corp. .................... 22,581 1,002,884
Pembina Pipeline Corp. .................... 56,207 2,748,103
Power Corp. of Canada .................... 9,696 662,608
RB Global, Inc. .......................... 1,118 122,626
Restaurant Brands International, Inc. ............ 3,681 272,245
Rogers Communications, Inc. , Class B , NVS ...... 17,401 589,115
Royal Bank of Canada ..................... 17,463 3,655,041
Shopify, Inc. , Class A
(b)
..................... 11,942 1,398,607
Stantec, Inc. ............................ 4,085 288,283
Sun Life Financial, Inc. ..................... 6,445 534,735
TC Energy Corp. ......................... 25,540 1,719,853
TELUS Corp. ........................... 34,907 333,171
Thomson Reuters Corp. .................... 4,831 473,916
TMX Group Ltd. .......................... 753 27,523
Toronto-Dominion Bank (The) ................ 20,077 2,406,633
Wheaton Precious Metals Corp. ............... 9,971 1,084,551
WSP Global, Inc. ......................... 2,721 332,436
38,209,496
a
Cayman Islands  —  0 .0%
Credo Technology Group Holding Ltd.
(b)
.......... 1,984 410,668
a
Chile  —  0 .1%
Banco de Chile .......................... 252,245 52,555
Banco Santander Chile ..................... 417,650 36,381
Falabella SA ............................ 63,074 421,692
Plaza SA .............................. 22,818 92,521
603,149
a
China  —  2 .8%
Agricultural Bank of China Ltd. , Class H .......... 112,000 90,046
Akeso, Inc.
(a) (b) (c)
.......................... 5,000 59,908
Alibaba Group Holding Ltd. .................. 195,268 2,974,594
Alibaba Health Information Technology Ltd.
(a) (b)
..... 254,000 116,617
Baidu, Inc. , Class A
(b)
...................... 23,090 319,856
Bank of Beijing Co. Ltd. , Class A .............. 288,000 222,639

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Bank of Chengdu Co. Ltd. , Class A ............. 32,500 $ 89,042
Bank of Jiangsu Co. Ltd. , Class A .............. 178,700 313,075
Bank of Nanjing Co. Ltd. , Class A .............. 168,200 289,697
Bank of Shanghai Co. Ltd. , Class A ............. 191,100 267,443
Bank of Suzhou Co. Ltd. , Class A .............. 45,500 57,248
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 69,700 52,946
Bilibili, Inc. , Class Z
(a) (b)
..................... 3,700 70,432
BOC Aviation Ltd.
(c)
....................... 47,300 466,241
CGN Power Co. Ltd. , Class H
(c)
............... 1,467,000 540,949
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 6,000 98,221
China CITIC Bank Corp. Ltd. , Class H ........... 443,000 436,811
China Construction Bank Corp. , Class H ......... 887,000 1,040,829
China Everbright Bank Co. Ltd. , Class A ......... 399,400 187,553
China Galaxy Securities Co. Ltd. , Class H ........ 94,795 92,065
China Gold International Resources Corp. Ltd. ..... 14,300 322,840
China International Capital Corp. Ltd. , Class H
(c)
.... 48,400 133,485
China Life Insurance Co. Ltd. , Class H .......... 252,000 938,181
China Merchants Bank Co. Ltd. , Class H ......... 7,500 48,661
China Merchants Energy Shipping Co. Ltd. , Class A . 104,900 260,834
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 78,565 117,618
China Merchants Port Holdings Co. Ltd. ......... 254,000 496,030
China Minsheng Banking Corp. Ltd. , Class H ...... 928,000 429,387
China National Nuclear Power Co. Ltd. , Class A .... 226,798 304,148
China Oilfield Services Ltd. , Class H ............ 408,000 370,027
China Pacific Insurance Group Co. Ltd. , Class H .... 103,000 402,016
China Ruyi Holdings Ltd.
(a) (b)
................. 496,000 91,143
China Taiping Insurance Holdings Co. Ltd. ........ 82,400 231,188
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 184,900 106,798
China Tower Corp. Ltd. , Class H
(c)
.............. 107,784 137,782
China Yangtze Power Co. Ltd. , Class A .......... 230,600 993,440
Chongqing Rural Commercial Bank Co. Ltd. , Class H 251,000 210,094
Chow Tai Fook Jewellery Group Ltd. ............ 50,400 79,378
CITIC Ltd. .............................. 699,000 1,100,245
CITIC Securities Co. Ltd. , Class H ............. 24,500 85,527
Contemporary Amperex Technology Co. Ltd. , Class H
(a)
2,200 174,162
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 48,400 120,920
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 268,000 475,350
Eastroc Beverage Group Co. Ltd. , Class A ........ 1,040 20,925
Eoptolink Technology, Inc. Ltd. , Class A .......... 700 41,010
Far East Horizon Ltd.
(a)
..................... 538,000 472,506
Ganfeng Lithium Group Co. Ltd. , Class H
(c)
....... 26,800 125,898
GF Securities Co. Ltd. , Class H ............... 38,600 84,173
Giant Biogene Holding Co. Ltd.
(a) (c)
............. 22,000 86,419
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 13,600 71,850
Guotai Haitong Securities Co. Ltd. , Class H
(c)
...... 112,000 213,402
H World Group Ltd. , Class A , ADR ............. 4,354 185,872
Horizon Robotics , Class B
(a) (b)
................ 69,000 45,798
Hua Hong Grace Semiconductor Ltd.
(b) (c)
......... 10,000 162,971
Huatai Securities Co. Ltd. , Class H
(c)
............ 25,200 54,324
Huaxia Bank Co. Ltd. , Class A ................ 182,400 188,277
Industrial & Commercial Bank of China Ltd. , Class H . 375,000 358,720
Industrial Bank Co. Ltd. , Class A ............... 84,398 236,229
Innovent Biologics, Inc.
(b) (c)
................... 9,000 99,380
JD Health International, Inc.
(b) (c)
............... 47,750 240,288
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 7,100 114,076
Kanzhun Ltd. , ADR ....................... 3,625 59,015
Kingsoft Corp. Ltd. ........................ 3,200 10,979
Kuaishou Technology , Class B
(c)
............... 31,100 173,200
Kuang-Chi Technologies Co. Ltd. , Class A ........ 19,000 86,878
Security Shares Value
a
China (continued)
Kweichow Moutai Co. Ltd. , Class A ............. 1,600 $ 320,026
Loongson Technology Corp. Ltd. , Class A
(b)
....... 473 7,446
Luzhou Laojiao Co. Ltd. , Class A .............. 5,800 78,031
Meituan , Class B
(b) (c)
....................... 44,600 526,569
MINISO Group Holding Ltd. .................. 21,600 70,527
NARI Technology Co. Ltd. , Class A ............. 110,400 397,644
NetEase, Inc. ........................... 26,500 705,065
New China Life Insurance Co. Ltd. , Class H ....... 69,900 431,027
New Oriental Education & Technology Group, Inc. ... 14,300 83,860
Ningbo Deye Technology Corp. , Class A ......... 2,800 33,941
NIO, Inc. , Class A
(b)
....................... 22,520 110,502
Nongfu Spring Co. Ltd. , Class H
(c)
.............. 28,600 159,273
PDD Holdings, Inc. , ADR
(a) (b)
................. 5,216 461,929
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 383,151 266,364
PICC Property & Casualty Co. Ltd. , Class H ....... 24,000 50,089
Ping An Bank Co. Ltd. , Class A ................ 264,400 455,314
Ping An Insurance Group Co. of China Ltd. , Class H . 171,000 1,277,502
Pop Mart International Group Ltd.
(a) (c)
............ 6,600 136,960
Qinghai Salt Lake Industry Co. Ltd. , Class A
(b)
...... 68,000 274,329
Remegen Co. Ltd. , Class H
(b) (c)
................ 4,000 41,683
SenseTime Group, Inc. , Class B
(b) (c)
............ 565,000 104,682
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 26,200 80,515
Shanghai Pudong Development Bank Co. Ltd. , Class A 37,800 53,237
Shanghai Putailai New Energy Technology Group Co.
Ltd. , Class A .......................... 10,400 36,651
Shanjin International Gold Co. Ltd. , Class A ....... 36,400 125,958
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 68,700 160,852
Smoore International Holdings Ltd.
(a) (c)
........... 117,000 137,340
Sungrow Power Supply Co. Ltd. , Class A ......... 4,600 70,688
TAL Education Group , ADR
(b)
................. 12,091 151,137
Tencent Holdings Ltd. ...................... 75,200 4,594,945
Tencent Music Entertainment Group , ADR ........ 10,945 103,430
Tianqi Lithium Corp. , Class A
(b)
................ 8,900 59,808
Trip.com Group Ltd.
(b)
...................... 7,600 356,063
UBTech Robotics Corp. Ltd. , Class H
(a) (b)
......... 10,200 105,957
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(b)
................................. 1,028 29,251
Wuhan Guide Infrared Co. Ltd. , Class A
(b)
........ 25,000 46,578
Wuliangye Yibin Co. Ltd. , Class A .............. 9,600 110,819
WuXi AppTec Co. Ltd. , Class H
(a) (c)
............. 3,800 77,927
Wuxi Biologics Cayman, Inc.
(b) (c)
............... 11,500 56,758
Xiaomi Corp. , Class B
(a) (b) (c)
.................. 120,600 442,540
XPeng, Inc. , Class A
(b)
..................... 33,900 219,885
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(c)
............................ 2,000 24,259
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 12,800 255,179
Yunnan Energy New Material Group Co. Ltd. , Class A
(b)
8,600 66,984
Zangge Mining Co. Ltd. , Class A ............... 20,200 240,499
Zhaojin Mining Industry Co. Ltd. , Class H ......... 26,000 70,481
Zhongji Innolight Co. Ltd. , Class A ............. 300 39,921
ZTO Express Cayman, Inc. .................. 2,150 51,452
32,309,533
a
Colombia  —  0 .0%
Interconexion Electrica SA ESP ............... 54,424 515,774
a
Denmark  —  0 .3%
Danske Bank A.S. ........................ 111 6,388
DSV A.S. .............................. 2,159 466,605
Novo Nordisk A.S. , Class B .................. 39,397 1,863,540
Novonesis Novozymes B ................... 4,506 293,356
Orsted A.S.
(b) (c)
........................... 9,004 200,747

iShares
®
Low Carbon Optimized MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Denmark (continued)
Vestas Wind Systems A.S. .................. 14,227 $ 382,955
3,213,591
a
Finland  —  0 .2%
Fortum OYJ ............................ 35,680 811,141
Kone OYJ , Class B ....................... 8,060 465,037
Nokia OYJ ............................. 51,252 473,719
Sampo OYJ , Class A ...................... 17,115 189,493
Wartsila OYJ Abp ......................... 4,467 151,486
2,090,876
a
France  —  1 .8%
Aeroports de Paris SA ..................... 3,714 514,781
AXA SA ............................... 30,623 1,587,178
Ayvens SA
(c)
............................ 3,504 47,226
BNP Paribas SA ......................... 13,867 1,762,060
Bollore SE ............................. 70,804 316,203
Bureau Veritas SA ........................ 4,248 135,894
Capgemini SE ........................... 29 3,447
Covivio SA ............................. 1,640 100,117
Credit Agricole SA ........................ 48,987 1,094,637
Dassault Systemes SE ..................... 13,761 320,150
EssilorLuxottica SA ....................... 4,941 935,439
Eurofins Scientific SE ...................... 132 10,410
Gecina SA ............................. 2,510 217,449
Getlink SE ............................. 42,307 902,524
Hermes International SCA ................... 643 1,139,315
Kering SA .............................. 570 188,142
Klepierre SA ............................ 11,163 507,035
Legrand SA ............................ 8,395 1,276,285
L'Oreal SA ............................. 2,423 1,079,193
LVMH Moet Hennessy Louis Vuitton SE .......... 3,016 1,656,191
Publicis Groupe SA ....................... 1,611 171,943
Sanofi SA .............................. 14,540 1,252,063
Schneider Electric SE ...................... 9,792 3,289,968
Societe Generale SA ...................... 11,157 1,048,720
STMicroelectronics N.V. .................... 661 35,309
Thales SA .............................. 693 197,283
Unibail-Rodamco-Westfield
(b)
................. 3,775 459,940
Vinci SA ............................... 3,870 546,416
20,795,318
a
Germany  —  1 .7%
Allianz SE , Registered ..................... 5,761 2,869,565
Bayer AG , Registered ...................... 3,331 184,856
Bayerische Motoren Werke AG ............... 2,629 180,201
Commerzbank AG
(a)
....................... 11,047 481,804
CTS Eventim AG & Co. KGaA ................ 1,422 95,943
Deutsche Bank AG , Registered ............... 37,384 1,375,955
Deutsche Boerse AG ...................... 2,242 675,329
Deutsche Post AG ........................ 3,503 234,006
Deutsche Telekom AG , Registered ............. 45,223 1,395,626
Fresenius Medical Care AG .................. 3,177 163,049
Fresenius SE & Co. KGaA ................... 10,366 532,783
Hannover Rueck SE ....................... 1,954 563,234
Hensoldt AG
(a)
........................... 11,564 1,062,256
Infineon Technologies AG ................... 14,160 1,016,172
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 1,830 1,099,280
Rheinmetall AG .......................... 1,204 1,591,626
SAP SE ............................... 12,831 2,351,860
Scout24 SE
(c)
........................... 1,789 153,377
Siemens AG , Registered .................... 8,008 2,623,792
Symrise AG , Class A ...................... 1,898 194,773
Security Shares Value
a
Germany (continued)
Vonovia SE ............................. 4,246 $ 103,011
18,948,498
a
Greece  —  0 .0%
Piraeus Bank SA
(b)
........................ 12,022 140,225
a
Hong Kong  —  0 .4%
AIA Group Ltd. .......................... 143,400 1,445,600
BOC Hong Kong Holdings Ltd. ................ 40,500 269,327
CK Asset Holdings Ltd. ..................... 112,000 682,194
Futu Holdings Ltd. , ADR .................... 267 28,067
Galaxy Entertainment Group Ltd.
(a)
............. 18,000 78,498
Henderson Land Development Co. Ltd. .......... 27,000 97,885
HKT Trust & HKT Ltd. , Class SS ............... 26,000 44,014
Hong Kong Exchanges & Clearing Ltd. .......... 7,000 364,720
Hongkong Land Holdings Ltd. ................ 57,000 462,198
Link REIT .............................. 37,700 187,915
MTR Corp. Ltd.
(a)
......................... 102,000 430,355
Sands China Ltd. ......................... 19,200 36,006
Sino Land Co. Ltd. ........................ 256,000 348,682
Sun Hung Kai Properties Ltd. ................. 36,000 565,015
5,040,476
a
India  —  1 .2%
ABB India Ltd. ........................... 4,124 314,618
Adani Ports & Special Economic Zone Ltd. ........ 31,405 557,957
Asian Paints Ltd. ......................... 15,045 432,771
Avenue Supermarts Ltd.
(b) (c)
.................. 8,710 358,155
Axis Bank Ltd. ........................... 9,483 122,116
Bajaj Finance Ltd. ........................ 8,485 101,432
Bharat Electronics Ltd. ..................... 264,668 1,075,721
Bharti Airtel Ltd. .......................... 48,657 1,005,221
Dabur India Ltd. .......................... 13,692 60,471
Eternal Ltd.
(b)
............................ 19,623 62,188
FSN E-Commerce Ventures Ltd.
(b)
............. 73,119 255,585
GE Vernova T&D India Ltd. .................. 3,475 157,349
GMR Airports Ltd.
(b)
....................... 152,607 168,284
Godrej Consumer Products Ltd. ............... 4,449 49,899
HCL Technologies Ltd. ..................... 13,299 188,055
HDFC Bank Ltd. ......................... 97,782 765,809
Hindustan Unilever Ltd. ..................... 28,973 637,775
Hitachi Energy India Ltd. .................... 462 155,707
ICICI Bank Ltd. .......................... 59,680 896,940
Indian Hotels Co. Ltd. (The) , Class A ............ 11,718 90,707
Info Edge India Ltd. ....................... 7,189 92,339
Infosys Ltd. ............................. 42,738 507,687
ITC Ltd. ............................... 230,365 678,185
Jio Financial Services Ltd. ................... 372 1,000
Kotak Mahindra Bank Ltd. ................... 38,967 159,295
Mankind Pharma Ltd. ...................... 1,262 32,657
Max Healthcare Institute Ltd. ................. 11,515 132,533
Multi Commodity Exchange of India Ltd. ......... 169 4,769
Muthoot Finance Ltd. ...................... 3,787 123,728
NHPC Ltd. ............................. 537,344 443,329
Oberoi Realty Ltd. ........................ 9,062 173,513
One 97 Communications Ltd.
(b)
................ 7,402 104,147
Page Industries Ltd. ....................... 328 138,742
PI Industries Ltd. ......................... 9,108 262,583
Pidilite Industries Ltd. ...................... 17,954 303,176
Power Grid Corp. of India Ltd. ................ 441,207 1,313,376
Shriram Finance Ltd. ...................... 4,520 49,540
Sun Pharmaceutical Industries Ltd. ............. 19,697 410,689
Suzlon Energy Ltd.
(b)
...................... 125,387 63,006
Tata Consultancy Services Ltd. ............... 10,690 265,214
Trent Ltd. .............................. 2,430 76,528

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
United Spirits Ltd. ........................ 12,556 $ 199,499
Varun Beverages Ltd. ...................... 8,389 38,874
Vodafone Idea Ltd.
(b)
....................... 1,023,406 139,548
Wipro Ltd. .............................. 100,346 193,550
13,364,267
a
Indonesia  —  0 .0%
Bank Central Asia Tbk PT ................... 209,900 73,565
Bank Rakyat Indonesia Persero Tbk PT .......... 6,237 1,049
Barito Pacific Tbk PT ...................... 1,019,500 103,717
Bumi Resources Minerals Tbk PT
(b)
............. 7,696,900 238,458
GoTo Gojek Tokopedia Tbk PT , Class A
(b)
......... 8,192,100 22,763
439,552
a
Ireland  —  0 .0%
AIB Group PLC .......................... 2,349 27,938
Bank of Ireland Group PLC .................. 5,133 107,793
135,731
a
Israel  —  0 .3%
Bank Leumi Le-Israel BM ................... 20,975 495,604
Check Point Software Technologies Ltd.
(b)
........ 1,015 129,037
CyberArk Software Ltd.
(b)
.................... 360 16,200
Elbit Systems Ltd. ........................ 1,212 979,093
Enlight Renewable Energy Ltd.
(b)
.............. 5,428 460,672
Nova Ltd.
(b)
............................. 552 219,349
Phoenix Financial Ltd. ..................... 2,509 140,678
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 16,047 561,806
Tower Semiconductor Ltd.
(b)
.................. 1,327 290,701
3,293,140
a
Italy  —  0 .9%
Banca Mediolanum SpA .................... 8,060 215,967
Banca Monte dei Paschi di Siena SpA ........... 39,146 524,297
Banco BPM SpA ......................... 2,046 37,356
Davide Campari-Milano N.V. ................. 13,656 93,007
Ferrari N.V. ............................. 4,060 1,596,364
Generali
(a)
.............................. 5,884 298,195
Intesa Sanpaolo SpA ...................... 144,546 1,092,667
Moncler SpA ............................ 1,822 103,633
Poste Italiane SpA ........................ 20,307 614,339
Snam SpA ............................. 78,779 534,186
Telecom Italia SpA
(b)
....................... 9,931 84,333
Tenaris SA ............................. 68,368 1,961,452
Terna - Rete Elettrica Nazionale ............... 89,316 1,023,930
UniCredit SpA ........................... 18,449 1,739,959
9,919,685
a
Japan  —  5 .2%
Advantest Corp. .......................... 10,100 1,995,578
Aeon Co. Ltd. ........................... 6,700 57,484
Asics Corp. ............................. 5,400 159,216
Astellas Pharma, Inc. ...................... 17,700 243,106
Bandai Namco Holdings, Inc. ................. 4,800 139,052
Central Japan Railway Co. .................. 39,200 975,486
Chiba Bank Ltd. (The) ...................... 34,200 555,923
Chugai Pharmaceutical Co. Ltd. ............... 10,500 455,609
Daifuku Co. Ltd. .......................... 9,800 360,995
Daiichi Life Group, Inc. ..................... 67,300 811,460
Daiichi Sankyo Co. Ltd. ..................... 18,800 303,837
Daiwa Securities Group, Inc. ................. 119,400 1,335,684
Disco Corp. ............................. 1,600 571,895
East Japan Railway Co. .................... 19,400 446,366
FANUC Corp. ........................... 24,200 975,150
Fast Retailing Co. Ltd. ..................... 2,800 1,371,074
Fujikura Ltd. ............................ 11,800 299,441
Security Shares Value
a
Japan (continued)
Hoya Corp. ............................. 5,600 $ 856,335
Hulic Co. Ltd. ........................... 42,000 461,779
Ibiden Co. Ltd. ........................... 3,600 360,154
Japan Exchange Group, Inc. ................. 47,400 644,787
Japan Post Bank Co. Ltd. ................... 69,300 1,339,924
Japan Post Holdings Co. Ltd. ................. 138,400 2,047,539
Japan Post Insurance Co. Ltd. ................ 38,700 426,130
Japan Tobacco, Inc. ....................... 40,500 1,805,768
JX Advanced Metals Corp. .................. 5,600 129,742
KDDI Corp. ............................. 31,200 574,820
Keyence Corp. .......................... 3,400 1,705,394
Kioxia Holdings Corp.
(b)
..................... 2,900 808,335
Konami Group Corp. ...................... 1,600 206,111
Kyowa Kirin Co. Ltd. ....................... 3,000 48,158
Lasertec Corp. .......................... 1,800 413,518
Makita Corp. ............................ 10,700 344,651
Mitsubishi Estate Co. Ltd. ................... 28,000 679,761
Mitsubishi HC Capital, Inc. ................... 198,900 1,831,312
Mitsubishi UFJ Financial Group, Inc. ............ 177,700 3,969,196
Mitsui Fudosan Co. Ltd. .................... 51,300 499,734
Mizuho Financial Group, Inc. ................. 47,400 2,457,415
MS&AD Insurance Group Holdings, Inc. ......... 33,900 1,043,563
Murata Manufacturing Co. Ltd. ................ 23,000 1,047,979
NEC Corp. ............................. 13,500 401,202
Nexon Co. Ltd. .......................... 15,800 247,625
Nintendo Co. Ltd. ......................... 14,000 667,830
Nomura Holdings, Inc. ..................... 163,300 1,579,844
Nomura Research Institute Ltd. ............... 3,000 88,751
Oriental Land Co. Ltd.
(a)
.................... 26,500 528,931
ORIX Corp. ............................. 49,500 1,997,787
Otsuka Holdings Co. Ltd. ................... 2,700 187,216
Rakuten Group, Inc.
(b)
...................... 57,400 299,292
Recruit Holdings Co. Ltd. ................... 15,000 1,186,212
Renesas Electronics Corp. .................. 19,900 398,871
Resona Holdings, Inc. ..................... 38,300 519,379
Ryohin Keikaku Co. Ltd. .................... 8,400 220,334
Sanrio Co. Ltd. .......................... 15,800 126,366
SBI Holdings, Inc. ........................ 26,500 500,274
Secom Co. Ltd. .......................... 5,200 223,995
Seibu Holdings, Inc. ....................... 3,400 76,143
Shin-Etsu Chemical Co. Ltd. ................. 16,300 581,097
Shionogi & Co. Ltd. ....................... 32,800 593,066
SMC Corp. ............................. 2,600 1,123,357
SoftBank Corp. .......................... 322,100 452,092
SoftBank Group Corp. ..................... 44,400 1,382,948
Sompo Holdings, Inc. ...................... 29,500 1,309,700
Sony Group Corp. ........................ 87,500 2,044,776
Sumitomo Mitsui Financial Group, Inc. ........... 67,900 2,917,589
Sumitomo Mitsui Trust Group, Inc. ............. 52,800 542,925
Sumitomo Realty & Development Co. Ltd. ........ 33,800 757,604
T&D Holdings, Inc. ........................ 2,700 85,093
Takeda Pharmaceutical Co. Ltd. ............... 20,475 703,022
TDK Corp. ............................. 3,400 65,377
Tokio Marine Holdings, Inc. .................. 27,800 1,416,865
Tokyo Electron Ltd. ....................... 3,200 1,069,879
Yokohama Financial Group, Inc. ............... 38,700 440,514
59,495,417
a
Kuwait  —  0 .0%
Mobile Telecommunications Co. KSCP .......... 123,164 237,882
National Bank of Kuwait SAKP ................ 49,300 136,843
374,725
a

iShares
®
Low Carbon Optimized MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Malaysia  —  0 .0%
CIMB Group Holdings Bhd .................. 38,700 $ 74,737
IHH Healthcare Bhd ....................... 145,400 297,280
Public Bank Bhd ......................... 104,600 132,237
RHB Bank Bhd .......................... 34,800 72,787
577,041
a
Mexico  —  0 .3%
America Movil SAB de CV , Series B ............ 261,794 333,601
Fibra Uno Administracion SA de CV ............ 383,858 691,275
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 14,761 197,157
Grupo Aeroportuario del Pacifico SAB de CV , Class B 17,069 371,084
Grupo Aeroportuario del Sureste SAB de CV , Class B 14,234 394,183
Grupo Financiero Banorte SAB de CV , Class O .... 41,291 478,198
Grupo Mexico SAB de CV , Series B ............ 49,471 593,326
Prologis Property Mexico SA de CV ............ 16,242 72,941
Promotora y Operadora de Infraestructura SAB de CV 30,890 487,780
3,619,545
a
Netherlands  —  1 .3%
ABN AMRO Bank N.V., CVA ................. 15,070 681,729
Adyen N.V.
(b) (c)
........................... 111 112,911
Aegon Ltd. ............................. 5,241 49,807
AerCap Holdings N.V. ...................... 10,328 1,558,495
ASM International N.V. ..................... 301 278,771
ASML Holding N.V. ....................... 4,598 7,577,251
BE Semiconductor Industries N.V. ............. 1,374 315,084
EXOR N.V. ............................. 6,108 489,133
ING Groep N.V. .......................... 15,639 549,579
InPost SA
(b)
............................. 16,296 290,649
Koninklijke KPN N.V. ...................... 56,823 268,309
NN Group N.V. .......................... 12,087 1,139,334
Prosus N.V.
(b)
........................... 27,492 1,277,630
Wolters Kluwer N.V. ....................... 3,598 282,474
14,871,156
a
New Zealand  —  0 .0%
Auckland International Airport Ltd. ............. 10,900 55,887
a
Norway  —  0 .5%
DNB Bank ASA .......................... 63,590 2,047,509
Gjensidige Forsikring ASA ................... 21,884 652,820
Kongsberg Gruppen ASA ................... 16,504 515,799
Mowi ASA .............................. 51,762 1,108,495
Salmar ASA ............................ 11,377 620,253
Telenor ASA ............................ 66,848 943,737
5,888,613
a
Peru  —  0 .2%
Cia de Minas Buenaventura SAA , ADR .......... 1,330 40,272
Southern Copper Corp. ..................... 10,531 1,924,119
1,964,391
a
Philippines  —  0 .0%
International Container Terminal Services, Inc. ..... 21,960 344,850
a
Poland  —  0 .2%
Allegro.eu SA
(b) (c)
......................... 18,776 226,179
KGHM Polska Miedz SA .................... 1,350 111,907
Powszechna Kasa Oszczednosci Bank Polski SA ... 18,645 558,472
Powszechny Zaklad Ubezpieczen SA ........... 40,907 779,017
Zabka Group SA ......................... 28,515 243,027
1,918,602
a
Security Shares Value
a
Portugal  —  0 .1%
EDP Renewables SA ...................... 47,156 $ 731,717
EDP SA ............................... 92,951 478,632
1,210,349
a
Qatar  —  0 .0%
Commercial Bank PSQC (The) ................ 61,857 69,794
a
Russia  —  0 .0%
Alrosa PJSC
(b) (d)
.......................... 184,910 23
Mobile TeleSystems PJSC
(b) (d)
................ 73,304 9
Moscow Exchange MICEX-RTS PJSC
(b) (d)
........ 152,460 19
Ozon Holdings PLC , ADR
(b) (d)
................. 5,270 1
Polyus PJSC
(b) (d)
......................... 14,300 —
Sberbank of Russia PJSC
(b) (d)
................. 292,860 37
T-Tekhnologii MKPAO , GDR
(b) (d) (e)
.............. 4,185 1
United Co. RUSAL International PJSC
(b) (d)
........ 509,950 64
VK IPJSC , GDR
(b) (d)
....................... 22,940 3
VTB Bank PJSC
(b) (d)
....................... 4,498 —
157
a
Saudi Arabia  —  0 .6%
Ades Holding Co. ......................... 77,623 343,935
Al Rajhi Bank ........................... 54,384 907,602
Alinma Bank ............................ 75,857 472,648
Arabian Internet & Communications Services Co. ... 1,145 65,680
Banque Saudi Fransi ...................... 9,055 47,753
Dar Al Arkan Real Estate Development Co.
(b)
...... 27,464 134,486
Dr Sulaiman Al Habib Medical Services Group Co. .. 13,538 847,139
Elm Co. ............................... 1,262 228,875
Etihad Etisalat Co. ........................ 16,576 274,317
Jabal Omar Development Co.
(b)
............... 131,274 560,232
Makkah Construction & Development Co. ........ 8,572 187,052
Mouwasat Medical Services Co. ............... 22,463 372,959
SAL Saudi Logistics Services ................. 8,171 377,203
Saudi National Bank (The) ................... 75,516 790,231
Saudi Telecom Co. ........................ 74,244 852,852
6,462,964
a
Singapore  —  0 .6%
CapitaLand Ascendas REIT .................. 415,311 831,858
CapitaLand Integrated Commercial Trust ......... 482,735 936,861
DBS Group Holdings Ltd. ................... 23,200 1,338,563
Grab Holdings Ltd. , Class A
(a) (b)
............... 94,929 332,252
Keppel Ltd. ............................. 83,300 743,949
Oversea-Chinese Banking Corp. Ltd. ........... 38,900 883,544
Sea Ltd. , ADR
(b)
.......................... 4,676 499,116
Singapore Telecommunications Ltd. ............ 209,600 725,195
United Overseas Bank Ltd. .................. 13,600 459,939
Yangzijiang Shipbuilding Holdings Ltd.
(a)
......... 29,200 89,134
6,840,411
a
South Africa  —  0 .2%
Anglogold Ashanti PLC ..................... 5,012 379,021
Capitec Bank Holdings Ltd. .................. 330 94,226
FirstRand Ltd. ........................... 81,186 485,539
Gold Fields Ltd. .......................... 9,865 318,570
MTN Group Ltd. .......................... 22,372 277,347
Naspers Ltd. , Class N ...................... 14,251 748,785
NEPI Rockcastle N.V.
(b)
..................... 3,948 36,341
Reinet Investments SCA .................... 3,996 108,605
Sanlam Ltd. ............................ 18,534 98,586
2,547,020
a
South Korea  —  2 .2%
Alteogen, Inc.
(b)
.......................... 601 128,813
APR Corp.
(a)
............................ 460 102,090

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
Celltrion, Inc.
(b)
.......................... 777 $ 100,134
DB Insurance Co. Ltd. ..................... 754 81,650
Ecopro BM Co. Ltd. ....................... 1,010 72,146
Ecopro Co. Ltd.
(a) (b)
........................ 2,188 119,778
Hana Financial Group, Inc. .................. 7,264 627,893
Hanmi Semiconductor Co. Ltd. ................ 685 99,023
Hanwha Ocean Co. Ltd.
(b)
................... 1,371 81,163
Hanwha Systems Co. Ltd. ................... 3,479 152,367
HD Hyundai Electric Co. Ltd. ................. 539 249,249
HD Hyundai Heavy Industries Co. Ltd.
(a)
......... 261 87,387
HLB Co. Ltd.
(a) (b)
.......................... 7,278 154,839
HYBE Co. Ltd.
(b)
......................... 414 48,463
Hyosung Heavy Industries Corp. .............. 64 104,014
Hyundai Motor Co. ........................ 258 68,359
Industrial Bank of Korea .................... 26,657 382,180
Kakao Corp.
(a)
........................... 7,471 192,535
KakaoBank Corp. ........................ 5,382 82,549
KB Financial Group, Inc. .................... 6,262 732,884
Korea Investment Holdings Co. Ltd. ............ 2,555 360,699
Krafton, Inc.
(b)
........................... 920 155,476
KT&G Corp. ............................ 2,008 249,872
LS Electric Co. Ltd. ....................... 679 85,497
Meritz Financial Group, Inc.
(b)
................. 1,531 131,379
Mirae Asset Securities Co. Ltd. ................ 6,359 151,063
NAVER Corp.
(a)
.......................... 2,517 360,335
NH Investment & Securities Co. Ltd. ............ 15,241 298,518
Samsung Biologics Co. Ltd.
(b) (c)
................ 113 116,259
Samsung Electro-Mechanics Co. Ltd. ........... 371 283,499
Samsung Electronics Co. Ltd. ................ 52,817 9,193,052
Samsung Fire & Marine Insurance Co. Ltd. ....... 243 105,171
Samsung Heavy Industries Co. Ltd.
(b)
........... 2,222 33,037
Samsung Life Insurance Co. Ltd. .............. 2,385 499,944
Samsung SDI Co. Ltd.
(b)
.................... 217 59,172
Shinhan Financial Group Co. Ltd. .............. 8,392 582,572
SK hynix, Inc. ........................... 6,496 7,377,215
SK Square Co. Ltd.
(b)
...................... 1,839 1,264,520
Woori Financial Group, Inc. .................. 13,616 315,201
25,289,997
a
Spain  —  0 .9%
Aena SME SA
(c)
.......................... 37,071 1,142,819
Amadeus IT Group SA ..................... 10,175 627,970
Banco Bilbao Vizcaya Argentaria SA ............ 59,941 1,680,259
Banco de Sabadell SA ..................... 18,921 72,642
Banco Santander SA ...................... 182,057 2,589,264
Cellnex Telecom SA
(b) (c)
..................... 1,378 42,806
Ferrovial N.V. ........................... 17,078 1,118,712
Iberdrola SA ............................ 66,574 1,581,371
Industria de Diseno Textil SA ................. 15,572 1,016,285
Redeia Corp. SA ......................... 9,559 168,593
Telefonica SA ........................... 9,901 40,878
10,081,599
a
Sweden  —  0 .8%
Alfa Laval AB ........................... 3,405 201,501
Atlas Copco AB , Class A .................... 23,745 501,728
Atlas Copco AB , Class B .................... 68,624 1,268,003
Epiroc AB , Class A ........................ 1,595 40,890
Evolution AB
(a) (b) (c)
......................... 3,005 229,345
Hexagon AB , Class B ...................... 14,339 141,534
Industrivarden AB , Class C .................. 21,154 1,210,512
Investor AB , Class B ....................... 50,584 2,185,121
Millicom International Cellular SA
(b)
............. 2,209 210,915
Nordea Bank Abp ........................ 62,972 1,270,973
Saab AB , Class B ........................ 11,454 719,744
Security Shares Value
a
Sweden (continued)
Sandvik AB ............................. 2,475 $ 92,552
Spotify Technology SA
(b)
.................... 1,456 727,913
Svenska Handelsbanken AB , Class A ........... 38,617 590,475
Swedbank AB , Class A ..................... 3,591 143,640
Telefonaktiebolaget LM Ericsson , Class B ........ 8,605 84,645
9,619,491
a
Switzerland  —  2 .1%
ABB Ltd. , Registered ...................... 26,578 2,622,156
Alcon AG .............................. 3,453 237,149
Belimo Holding AG , Registered ............... 366 381,662
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 6 69,252
Cie Financiere Richemont SA , Class A, Registered .. 8,301 1,961,873
EMS-Chemie Holding AG , Registered ........... 1,261 1,276,937
Galderma Group AG
(b)
..................... 2,504 544,899
Geberit AG , Registered ..................... 930 612,777
Givaudan SA , Registered ................... 356 1,422,880
Julius Baer Group Ltd. ..................... 2,674 235,100
Lonza Group AG , Registered ................. 358 249,518
Nestle SA , Registered ..................... 14,856 1,484,872
Novartis AG , Registered .................... 24,384 3,813,456
Roche Holding AG , NVS .................... 8,198 3,583,283
Sandoz Group AG ........................ 3,655 297,948
Schindler Holding AG , Participation Certificates , NVS 556 175,018
SGS SA , Registered ....................... 3,054 361,888
Sika AG , Registered ....................... 1,424 320,387
Straumann Holding AG , Registered ............. 834 103,283
Swiss Prime Site AG , Registered .............. 1,627 265,364
Swisscom AG , Registered ................... 525 403,434
UBS Group AG , Registered .................. 36,323 1,919,948
VAT Group AG
(c)
......................... 804 601,776
Zurich Insurance Group AG .................. 992 755,634
23,700,494
a
Taiwan  —  3 .3%
Accton Technology Corp. ................... 7,000 453,719
Advantech Co. Ltd. ....................... 10,000 170,337
Airtac International Group ................... 11,000 445,506
Alchip Technologies Ltd. .................... 1,000 92,294
ASE Technology Holding Co. Ltd. .............. 20,000 341,290
Asia Vital Components Co. Ltd. ............... 6,000 421,967
ASPEED Technology, Inc. ................... 1,100 480,420
Bizlink Holding, Inc. ....................... 3,000 191,008
Caliway Biopharmaceuticals Co. Ltd.
(b)
.......... 17,000 53,854
Cathay Financial Holding Co. Ltd. .............. 436,103 1,357,275
Chailease Holding Co. Ltd. .................. 84,901 291,460
Chroma ATE, Inc. ......................... 8,000 502,608
Chunghwa Telecom Co. Ltd. ................. 41,000 176,277
CTBC Financial Holding Co. Ltd. .............. 168,400 336,115
Delta Electronics, Inc. ...................... 27,000 1,328,336
E Ink Holdings, Inc. ....................... 36,000 208,307
Elite Material Co. Ltd. ...................... 5,000 717,763
eMemory Technology, Inc. ................... 1,000 75,133
Fortune Electric Co. Ltd. .................... 7,450 161,001
Fubon Financial Holding Co. Ltd. .............. 210,431 838,772
Global Unichip Corp. ...................... 1,000 114,511
Globalwafers Co. Ltd. ...................... 2,000 50,516
Gold Circuit Electronics Ltd. .................. 5,000 119,841
Hon Precision, Inc. ........................ 2,000 370,964
International Games System Co. Ltd. ........... 3,000 71,793
Jentech Precision Industrial Co. Ltd. ............ 2,000 207,160
KGI Financial Holding Co. Ltd. ................ 944,037 891,908
King Slide Works Co. Ltd. ................... 3,000 718,864
King Yuan Electronics Co. Ltd. ................ 23,100 156,021

iShares
®
Low Carbon Optimized MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Largan Precision Co. Ltd. ................... 4,000 $ 495,870
Lite-On Technology Corp. ................... 6,000 38,024
Lotes Co. Ltd. ........................... 4,000 225,438
MediaTek, Inc. ........................... 16,000 1,704,443
MPI Corp. .............................. 2,000 318,351
Nan Ya Plastics Corp. ...................... 28,000 133,037
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 283,000 20,932,163
TS Financial Holding Co. Ltd. ................. 362,560 399,216
Unimicron Technology Corp. ................. 22,000 516,185
United Microelectronics Corp. ................ 108,000 404,039
Yageo Corp. ............................ 35,116 528,542
Yuanta Financial Holding Co. Ltd. .............. 217,500 453,746
Zhen Ding Technology Holding Ltd. ............. 5,000 62,735
37,556,809
a
Thailand  —  0 .1%
Airports of Thailand PCL , NVDR ............... 178,900 339,758
Delta Electronics Thailand PCL , NVDR
(a)
......... 50,600 414,306
754,064
a
Turkey  —  0 .1%
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 81,879 589,727
a
United Arab Emirates  —  0 .1%
ADNOC Drilling Co. PJSC ................... 359,017 569,890
ADNOC Logistics & Services ................. 255,845 431,668
1,001,558
a
United Kingdom  —  2 .5%
3i Group PLC ........................... 20,549 791,091
Airtel Africa PLC
(c)
........................ 10,165 45,884
Antofagasta PLC ......................... 29,850 1,487,747
AstraZeneca PLC ........................ 16,646 2,831,656
Barclays PLC ........................... 180,026 1,237,416
British American Tobacco PLC ................ 41,208 2,499,716
BT Group PLC .......................... 75,049 203,206
Compass Group PLC ...................... 4,570 145,124
Diageo PLC ............................ 35,039 769,749
Experian PLC ........................... 9,548 360,243
Fresnillo PLC ........................... 13,229 445,631
GSK PLC .............................. 38,054 989,513
Haleon PLC ............................ 89,587 438,579
HSBC Holdings PLC ...................... 204,354 4,351,781
Imperial Brands PLC ...................... 13,266 503,456
Informa PLC ............................ 75,860 908,774
Intertek Group PLC ....................... 648 51,181
Land Securities Group PLC .................. 15,081 143,646
Lloyds Banking Group PLC .................. 772,885 1,194,584
London Stock Exchange Group PLC ............ 5,059 569,100
NatWest Group PLC ....................... 141,978 1,339,226
Next PLC .............................. 1,212 242,713
Pearson PLC ........................... 15,766 266,046
Prudential PLC .......................... 47,144 708,506
RELX PLC ............................. 20,386 717,015
Severn Trent PLC ........................ 29,798 1,208,426
Smiths Group PLC ........................ 8,102 289,319
Spirax Group PLC ........................ 124 11,626
Standard Chartered PLC .................... 21,168 625,887
Sunbelt Rentals Holdings, Inc. ................ 13,185 944,655
United Utilities Group PLC ................... 85,087 1,584,692
Vodafone Group PLC ...................... 128,940 204,626
28,110,814
a
United States  —  63 .1%
3M Co. ................................ 2,509 442,287
Abbott Laboratories ....................... 14,197 1,500,623
Security Shares Value
a
United States (continued)
AbbVie, Inc. ............................ 21,813 $ 5,473,754
Accenture PLC , Class A .................... 6,429 1,066,700
Adobe, Inc.
(b)
............................ 4,794 1,200,466
Advanced Micro Devices, Inc.
(b)
............... 18,642 8,876,388
Affirm Holdings, Inc. , Class A
(b)
................ 301 21,525
Aflac, Inc. .............................. 11,765 1,499,802
Agilent Technologies, Inc. ................... 2,900 401,273
Airbnb, Inc. , Class A
(b)
...................... 7,508 1,137,612
Allegion PLC ............................ 1,851 291,347
Allstate Corp. (The) ....................... 1,509 398,497
Alnylam Pharmaceuticals, Inc.
(b)
............... 1,474 302,936
Alphabet, Inc. , Class A ..................... 70,005 24,930,880
Alphabet, Inc. , Class C , NVS ................. 48,632 17,344,603
Altria Group, Inc. ......................... 39,327 2,687,214
Amazon.com, Inc.
(b)
....................... 110,039 29,884,392
Amcor PLC ............................. 1,439 64,582
American Express Co. ..................... 6,461 2,172,511
American International Group, Inc. ............. 15,874 1,247,379
American Tower Corp. ..................... 5,231 906,846
American Water Works Co., Inc. ............... 15,899 2,133,169
Ameriprise Financial, Inc. ................... 615 335,692
AMETEK, Inc. ........................... 9,799 2,368,516
Amgen, Inc. ............................ 7,214 2,778,544
Amphenol Corp. , Class A ................... 18,418 2,959,773
Analog Devices, Inc. ....................... 6,609 2,428,213
Annaly Capital Management, Inc. .............. 39,515 897,781
Aon PLC , Class A ........................ 2,622 945,362
Apollo Global Management, Inc. ............... 4,380 550,084
Apple, Inc. ............................. 166,970 51,578,703
Applied Materials, Inc. ..................... 8,325 4,226,353
AppLovin Corp. , Class A
(b)
................... 2,457 972,726
Arch Capital Group Ltd.
(b)
................... 3,349 336,675
Ares Management Corp. , Class A .............. 368 47,137
Arista Networks, Inc.
(b)
..................... 12,569 2,266,819
Arthur J Gallagher & Co. .................... 2,008 500,835
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 3,124 184,254
Astera Labs, Inc.
(b)
........................ 1,815 564,882
AT&T, Inc. .............................. 97,996 2,278,407
Autodesk, Inc.
(b)
.......................... 1,473 344,977
Automatic Data Processing, Inc. ............... 6,588 1,755,438
AvalonBay Communities, Inc. ................ 2,832 525,648
Axon Enterprise, Inc.
(b)
..................... 1,860 981,634
Baker Hughes Co. , Class A .................. 33,529 2,028,169
Bank of America Corp. ..................... 82,340 5,100,963
Bank of New York Mellon Corp. (The) ........... 12,730 1,990,081
Becton Dickinson & Co. .................... 4,617 764,668
Berkshire Hathaway, Inc. , Class B
(b)
............ 13,440 6,875,098
Biogen, Inc.
(b)
........................... 1,786 362,469
BlackRock, Inc.
(f)
......................... 1,624 1,770,793
Blackstone, Inc. .......................... 6,188 790,517
Block, Inc. , Class A
(b)
...................... 2,575 209,193
Bloom Energy Corp. , Class A
(b)
................ 3,609 742,768
Booking Holdings, Inc. ..................... 9,936 1,916,654
Boston Scientific Corp.
(b)
.................... 11,948 558,330
Bristol-Myers Squibb Co. .................... 34,880 2,278,013
Broadcom, Inc. .......................... 50,881 19,806,956
Broadridge Financial Solutions, Inc. ............ 2,338 359,935
Cadence Design Systems, Inc.
(b)
.............. 2,887 981,638
Capital One Financial Corp. .................. 4,592 959,774
Carvana Co. , Class A
(b)
..................... 6,887 429,473
Caterpillar, Inc. .......................... 2,035 1,658,138
Cboe Global Markets, Inc. ................... 2,104 652,724
CDW Corp. ............................. 667 98,589
CH Robinson Worldwide, Inc. ................ 557 82,286

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Charles Schwab Corp. (The) ................. 23,310 $ 2,453,144
Charter Communications, Inc. , Class A
(b)
......... 2,914 422,472
Cheniere Energy, Inc. ...................... 10,500 2,767,485
Chipotle Mexican Grill, Inc. , Class A
(b)
........... 14,783 550,223
Chubb Ltd. ............................. 6,164 2,161,592
Church & Dwight Co., Inc. ................... 4,771 471,423
Ciena Corp.
(b)
........................... 1,800 678,690
Cintas Corp. ............................ 6,017 1,231,259
Circle Internet Group, Inc. , Class A
(b)
............ 1,457 91,223
Cisco Systems, Inc. ....................... 49,455 5,736,285
Citigroup, Inc. ........................... 22,620 2,996,019
Cloudflare, Inc. , Class A
(b)
................... 2,884 804,578
CME Group, Inc. , Class A ................... 7,568 2,026,635
Coca-Cola Co. (The) ...................... 58,920 5,160,803
Coeur Mining, Inc. ........................ 16,478 245,687
Cognizant Technology Solutions Corp. , Class A ..... 1,777 98,357
Coherent Corp.
(b)
......................... 2,428 638,297
Coinbase Global, Inc. , Class A
(b)
............... 2,370 346,636
Colgate-Palmolive Co. ..................... 10,050 917,565
Comcast Corp. , Class A .................... 66,143 1,584,786
Comfort Systems USA, Inc. .................. 588 1,017,058
Consolidated Edison, Inc. ................... 3,835 417,440
Constellation Brands, Inc. , Class A ............. 4,204 547,487
Constellation Energy Corp. .................. 3,724 978,481
Cooper Companies, Inc. (The)
(b)
............... 5,717 413,453
Copart, Inc.
(b)
........................... 17,103 498,039
Corebridge Financial, Inc. ................... 2,339 72,953
CoreWeave, Inc. , Class A
(b)
.................. 3,429 246,099
Corning, Inc. ............................ 10,747 1,485,773
Corpay, Inc.
(b)
........................... 1,111 424,524
Corteva, Inc. ............................ 40,238 3,167,133
CoStar Group, Inc.
(b)
....................... 5,844 168,073
Costco Wholesale Corp. .................... 4,480 4,264,467
Crowdstrike Holdings, Inc. , Class A
(b)
............ 10,374 1,979,982
Crown Castle, Inc. ........................ 7,103 541,959
CSX Corp. ............................. 30,277 1,525,961
Curtiss-Wright Corp. ....................... 2,122 1,536,328
CVS Health Corp. ........................ 6,619 691,222
Danaher Corp. .......................... 8,649 1,686,382
Darden Restaurants, Inc. ................... 1,649 335,703
Datadog, Inc. , Class A
(b)
.................... 2,817 754,871
Deckers Outdoor Corp.
(b)
.................... 1,059 102,596
Deere & Co. ............................ 2,390 1,416,481
Dell Technologies, Inc. , Class C ............... 1,632 661,564
Dexcom, Inc.
(b)
.......................... 1,408 117,498
Digital Realty Trust, Inc. .................... 3,734 703,934
Dollar General Corp. ...................... 4,418 561,307
Dollar Tree, Inc.
(b)
......................... 6,243 794,172
DoorDash, Inc. , Class A
(b)
................... 4,849 951,180
Dover Corp. ............................ 213 43,584
DR Horton, Inc. .......................... 2,368 338,766
Eaton Corp. PLC ......................... 5,263 2,185,198
eBay, Inc. .............................. 7,054 804,227
EchoStar Corp. , Class A
(b)
................... 1,621 136,310
Ecolab, Inc. ............................ 8,290 2,301,553
Edison International ....................... 20,021 1,468,941
Edwards Lifesciences Corp.
(b)
................ 4,703 404,787
Electronic Arts, Inc. ....................... 4,483 940,802
Elevance Health, Inc. ...................... 2,188 822,338
Eli Lilly & Co. ........................... 8,993 10,331,518
EMCOR Group, Inc. ....................... 166 132,373
Emerson Electric Co. ...................... 8,855 1,326,656
Entegris, Inc. ............................ 1,109 132,026
Equifax, Inc. ............................ 2,675 461,758
Security Shares Value
a
United States (continued)
Equinix, Inc. ............................ 1,256 $ 1,280,216
Equity Residential ........................ 2,128 141,406
Essex Property Trust, Inc. ................... 157 44,610
Estee Lauder Companies, Inc. (The) , Class A ...... 2,482 208,240
Everpure, Inc. , Class A
(b)
.................... 5,376 414,866
Eversource Energy ....................... 13,413 960,237
Exelon Corp. ............................ 39,441 1,807,187
Expedia Group, Inc. ....................... 2,035 599,796
Expeditors International of Washington, Inc. ....... 1,318 221,279
F5, Inc.
(b)
.............................. 1,530 615,932
Fabrinet
(b)
.............................. 460 200,289
Fair Isaac Corp.
(b)
......................... 164 184,167
Fastenal Co. ............................ 25,737 1,227,912
Fidelity National Financial, Inc. ................ 4,128 212,964
Fidelity National Information Services, Inc. ........ 14,029 628,078
Fifth Third Bancorp ....................... 4,723 266,850
First Solar, Inc.
(b)
......................... 1,931 407,499
Fiserv, Inc.
(b)
............................ 13,917 750,683
Flutter Entertainment PLC , Class DI
(b)
........... 1,460 152,526
Fortinet, Inc.
(b)
........................... 5,687 921,010
Fortive Corp. ............................ 17,020 1,007,754
Fox Corp. , Class A , NVS .................... 5,888 342,858
Freeport-McMoRan, Inc. .................... 13,641 854,336
FTAI Aviation Ltd. ......................... 1,617 333,102
Gaming and Leisure Properties, Inc. ............ 6,929 310,350
Garmin Ltd. ............................. 2,501 734,744
Gen Digital, Inc. .......................... 10,913 299,562
General Electric Co. ....................... 8,966 3,228,388
Gilead Sciences, Inc. ...................... 17,452 2,272,425
Global Payments, Inc. ..................... 5,879 494,306
Goldman Sachs Group, Inc. (The) ............. 3,863 3,934,002
Graco, Inc. ............................. 27,437 2,177,949
Halliburton Co. .......................... 97,391 3,140,860
Hartford Insurance Group, Inc. (The) ............ 1,715 243,376
HCA Healthcare, Inc. ...................... 2,269 913,477
Hershey Co. (The) ........................ 2,377 416,094
Hewlett Packard Enterprise Co. ............... 12,209 584,811
Hilton Worldwide Holdings, Inc. ............... 3,113 997,685
Home Depot, Inc. (The) .................... 11,684 3,878,621
Howmet Aerospace, Inc. .................... 2,873 810,933
Hubbell, Inc. , Class B ...................... 2,258 1,067,018
Humana, Inc. ........................... 383 139,358
IDEX Corp. ............................. 8,383 1,931,862
IDEXX Laboratories, Inc.
(b)
................... 1,270 710,019
Illinois Tool Works, Inc. ..................... 3,310 949,804
Illumina, Inc.
(b)
........................... 1,567 321,392
Incyte Corp.
(b)
........................... 876 104,700
Ingersoll Rand, Inc. ....................... 21,199 1,767,573
Insmed, Inc.
(b)
........................... 2,066 203,708
Intel Corp.
(b)
............................ 50,545 4,559,159
Interactive Brokers Group, Inc. , Class A .......... 4,011 352,928
Intercontinental Exchange, Inc. ............... 7,727 1,178,213
International Business Machines Corp. .......... 11,070 2,475,805
International Flavors & Fragrances, Inc. .......... 7,019 556,045
Intuit, Inc. .............................. 2,987 944,101
Intuitive Surgical, Inc.
(b)
..................... 4,332 1,530,626
Invitation Homes, Inc. ...................... 6,154 182,897
IonQ, Inc.
(a) (b)
............................ 6,039 220,061
IQVIA Holdings, Inc.
(b)
...................... 2,234 525,035
Iron Mountain, Inc. ........................ 2,426 296,748
Jacobs Solutions, Inc. ...................... 1,513 204,149
Johnson & Johnson ....................... 34,344 8,804,084
Johnson Controls International PLC ............ 601 88,143
JPMorgan Chase & Co. .................... 31,684 11,146,114

iShares
®
Low Carbon Optimized MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
United States (continued)
Kenvue, Inc. ............................ 31,722 $ 610,331
Keurig Dr Pepper, Inc. ..................... 13,716 426,842
Keysight Technologies, Inc.
(b)
................. 3,791 1,209,632
Kimco Realty Corp. ....................... 6,020 153,390
Kinder Morgan, Inc. ....................... 93,748 3,016,811
KKR & Co., Inc. .......................... 4,297 435,845
KLA Corp. .............................. 16,976 3,103,552
L3Harris Technologies, Inc. .................. 8,148 2,257,485
Labcorp Holdings, Inc. ..................... 2,526 781,039
Lam Research Corp. ...................... 14,281 4,184,619
Las Vegas Sands Corp. .................... 8,142 398,062
Leidos Holdings, Inc. ...................... 1,336 154,442
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(b)
............................... 6,812 668,462
Linde PLC ............................. 6,077 2,907,115
Lowe's Companies, Inc. .................... 6,416 1,333,309
LPL Financial Holdings, Inc. .................. 161 56,946
Lululemon Athletica, Inc.
(b)
................... 314 37,325
Lumentum Holdings, Inc.
(b)
.................. 877 626,125
Marriott International, Inc. , Class A ............. 1,969 734,102
Marsh & McLennan Companies, Inc. ............ 4,959 940,673
Martin Marietta Materials, Inc. ................ 519 272,548
Marvell Technology, Inc. .................... 10,375 1,945,935
Mastercard, Inc. , Class A .................... 9,335 5,349,888
McDonald's Corp. ........................ 12,994 3,516,696
Medtronic PLC .......................... 9,255 790,284
MercadoLibre, Inc.
(b)
....................... 690 1,295,786
Merck & Co., Inc. ......................... 31,152 4,055,990
Meta Platforms, Inc. , Class A ................. 24,689 13,744,613
MetLife, Inc. ............................ 10,207 981,199
Mettler-Toledo International, Inc.
(b)
............. 13 18,412
Microchip Technology, Inc. ................... 7,181 533,476
Micron Technology, Inc. ..................... 13,035 10,728,196
Microsoft Corp. .......................... 79,756 37,064,208
Mid-America Apartment Communities, Inc. ........ 442 58,494
Mondelez International, Inc. , Class A ............ 3,041 189,485
MongoDB, Inc. , Class A
(b)
................... 657 221,724
Monolithic Power Systems, Inc. ............... 506 721,571
Monster Beverage Corp.
(b)
................... 15,126 1,457,844
Moody's Corp. ........................... 1,104 528,132
Morgan Stanley .......................... 13,888 2,922,313
Motorola Solutions, Inc. .................... 2,523 1,099,397
Natera, Inc.
(b)
........................... 1,666 446,088
Nebius Group N.V. , Class A
(a) (b)
................ 3,157 601,124
NetApp, Inc. ............................ 3,931 701,683
Netflix, Inc.
(b)
............................ 49,945 3,581,556
Newmont Corp. .......................... 14,538 1,362,356
NextEra Energy, Inc. ...................... 24,686 2,145,707
NIKE, Inc. , Class B ....................... 8,776 366,047
Nordson Corp. ........................... 284 84,570
Norfolk Southern Corp. ..................... 3,649 1,224,167
Northern Trust Corp. ....................... 2,979 542,744
NVIDIA Corp. ........................... 259,992 52,193,394
NXP Semiconductors N.V. ................... 3,113 713,375
Okta, Inc. , Class A
(b)
....................... 2,101 298,195
Old Dominion Freight Line, Inc. ............... 1,624 344,515
Omnicom Group, Inc. ...................... 4,568 359,502
ON Semiconductor Corp.
(b)
.................. 2,385 194,640
ONEOK, Inc. ............................ 21,419 1,945,059
Oracle Corp. ............................ 19,466 2,528,049
Otis Worldwide Corp. ...................... 10,529 757,562
Palantir Technologies, Inc. , Class A
(b)
........... 23,652 2,910,615
Palo Alto Networks, Inc.
(b)
................... 8,546 2,835,819
Parker-Hannifin Corp. ...................... 764 746,069
Security Shares Value
a
United States (continued)
Paychex, Inc. ........................... 11,249 $ 1,314,333
PayPal Holdings, Inc. ...................... 13,518 773,365
Pentair PLC ............................ 5,739 375,560
PepsiCo, Inc. ........................... 12,046 1,681,140
Pfizer, Inc. ............................. 93,213 2,331,257
PG&E Corp. ............................ 19,141 332,671
Philip Morris International, Inc. ................ 22,411 4,276,467
PNC Financial Services Group, Inc. (The) ........ 5,361 1,339,553
Principal Financial Group, Inc. ................ 1,244 141,443
Procter & Gamble Co. (The) ................. 31,254 4,515,890
Progressive Corp. (The) .................... 5,622 1,188,603
Prologis, Inc. ............................ 10,574 1,529,106
Prudential Financial, Inc. .................... 6,703 818,302
PTC, Inc.
(b)
............................. 1,914 262,601
Public Storage ........................... 2,396 776,711
Qnity Electronics, Inc. ...................... 2,303 302,108
QUALCOMM, Inc. ........................ 12,875 1,900,479
Quanta Services, Inc. ...................... 1,921 1,281,999
Quest Diagnostics, Inc. ..................... 4,206 980,040
Realty Income Corp. ....................... 11,841 756,285
Reddit, Inc. , Class A
(b)
...................... 731 102,830
Regency Centers Corp. .................... 5,181 415,982
Regeneron Pharmaceuticals, Inc. .............. 1,102 840,418
Reliance, Inc. ........................... 2,906 1,180,127
ResMed, Inc. ........................... 449 94,730
Revolution Medicines, Inc.
(b)
.................. 1,916 359,307
Rivian Automotive, Inc. , Class A
(b)
.............. 34,510 525,242
Robinhood Markets, Inc. , Class A
(b)
............. 7,876 681,747
ROBLOX Corp. , Class A
(b)
................... 8,454 300,962
Rocket Lab Corp.
(b)
....................... 9,185 596,566
Rockwell Automation, Inc. ................... 1,435 688,915
Rollins, Inc. ............................. 2,951 112,049
Roper Technologies, Inc. .................... 2,414 946,216
Ross Stores, Inc. ......................... 3,222 808,948
Royal Caribbean Cruises Ltd. ................ 2,412 767,740
Royalty Pharma PLC , Class A ................ 20,964 1,224,927
S&P Global, Inc. ......................... 3,023 1,245,264
Salesforce, Inc. .......................... 9,541 1,755,735
SBA Communications Corp. , Class A ............ 1,112 201,250
Seagate Technology Holdings PLC ............. 2,649 2,267,888
ServiceNow, Inc.
(b)
........................ 9,141 1,016,753
Sherwin-Williams Co. (The) .................. 3,962 1,350,448
Simon Property Group, Inc. .................. 3,320 761,508
SLB Ltd. ............................... 25,927 1,285,720
Snap-on, Inc. ........................... 2,339 959,949
Snowflake, Inc. , Class A
(b)
................... 3,791 1,111,824
SoFi Technologies, Inc.
(b)
.................... 7,426 121,118
SS&C Technologies Holdings, Inc. ............. 8,584 661,397
Starbucks Corp. .......................... 15,217 1,601,589
State Street Corp. ........................ 7,288 1,342,158
STERIS PLC ............................ 3,088 705,299
Strategy, Inc. , Class A
(b)
.................... 3,674 342,711
Stryker Corp. ........................... 2,784 906,749
Sun Communities, Inc. ..................... 382 47,169
Super Micro Computer, Inc.
(b)
................. 5,289 150,208
Synchrony Financial ....................... 4,654 352,727
Synopsys, Inc.
(b)
......................... 2,061 801,234
T Rowe Price Group, Inc. ................... 3,524 393,807
Take-Two Interactive Software, Inc.
(b)
............ 1,682 408,591
Tapestry, Inc. ............................ 458 69,785
Target Corp. ............................ 407 58,807
TE Connectivity PLC ...................... 6,081 1,250,801
TechnipFMC PLC ........................ 22,161 1,588,057
Teradyne, Inc. ........................... 2,691 989,454

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Tesla, Inc.
(b)
............................. 33,222 $ 10,339,019
Texas Instruments, Inc. ..................... 10,948 3,018,802
Texas Pacific Land Corp. .................... 6,593 2,654,210
Thermo Fisher Scientific, Inc. ................. 4,208 2,416,654
TJX Companies, Inc. (The) .................. 11,313 1,779,987
T-Mobile U.S., Inc. ........................ 6,482 1,119,506
Tractor Supply Co. ........................ 7,209 221,821
Tradeweb Markets, Inc. , Class A ............... 3,434 345,117
Trane Technologies PLC .................... 1,019 463,594
TransDigm Group, Inc. ..................... 348 436,524
TransUnion
(a)
............................ 5,764 453,166
Travelers Companies, Inc. (The) ............... 2,358 882,741
Truist Financial Corp. ...................... 22,788 1,181,330
Twilio, Inc. , Class A
(b)
...................... 1,858 366,676
Tyler Technologies, Inc.
(b)
................... 694 214,862
U.S. Bancorp ........................... 16,223 1,022,211
Uber Technologies, Inc.
(b)
................... 22,559 1,587,251
Ulta Beauty, Inc.
(b)
........................ 625 320,519
Union Pacific Corp. ....................... 9,161 2,676,203
United Parcel Service, Inc. , Class B ............ 1,967 205,001
United Rentals, Inc. ....................... 1,560 1,683,646
United Therapeutics Corp.
(b)
.................. 692 358,255
UnitedHealth Group, Inc. .................... 10,086 4,179,638
Veeva Systems, Inc. , Class A
(b)
............... 3,129 637,628
Ventas, Inc. ............................ 3,222 301,289
VeriSign, Inc. ........................... 1,594 462,292
Verisk Analytics, Inc. , Class A ................. 3,856 751,342
Verizon Communications, Inc. ................ 59,414 2,781,169
Vertex Pharmaceuticals, Inc.
(b)
................ 2,480 1,183,208
Vertiv Holdings Co. , Class A ................. 5,453 1,317,281
VICI Properties, Inc. , Class A ................. 28,212 743,386
Visa, Inc. , Class A ........................ 20,318 7,439,029
Vulcan Materials Co. ...................... 3,705 995,052
Walmart, Inc. ............................ 52,715 5,861,908
Walt Disney Co. (The) ..................... 20,615 1,982,957
Warner Bros Discovery, Inc.
(b)
................ 30,824 810,671
Waste Management, Inc. .................... 2,097 475,075
Waters Corp.
(b)
.......................... 804 303,357
Wells Fargo & Co. ........................ 38,352 3,315,530
Welltower, Inc. ........................... 7,608 1,783,620
West Pharmaceutical Services, Inc. ............ 1,197 408,129
Western Digital Corp. ...................... 4,327 2,357,523
Westinghouse Air Brake Technologies Corp. ....... 6,022 1,751,559
Williams Companies, Inc. (The) ............... 34,094 2,439,085
Williams-Sonoma, Inc. ..................... 250 57,165
Willis Towers Watson PLC ................... 835 280,493
Workday, Inc. , Class A
(b)
.................... 1,435 230,088
WP Carey, Inc. .......................... 3,360 247,296
WW Grainger, Inc. ........................ 403 557,035
Xylem, Inc. ............................. 10,469 1,224,559
Yum! Brands, Inc. ........................ 3,358 514,714
Zoetis, Inc. , Class A ....................... 9,378 724,826
Zoom Communications, Inc. , Class A
(b)
.......... 3,669 352,481
722,891,739
a
Total Common Stocks — 99.3%
(Cost: $ 748,703,398 ) ................................ 1,137,349,060
a
Preferred Stocks
Brazil  —  0 .1%
Banco Bradesco SA , Preference Shares , NVS ..... 123,736 449,869
Itau Unibanco Holding SA , Preference Shares , NVS . 52,262 442,188
892,057
a
Security Shares Value
a
Chile  —  0 .0%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 5,235 $ 353,035
a
Colombia  —  0 .0%
Grupo Cibest SA , Preference Shares ........... 10,078 237,974
a
Germany  —  0 .0%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a)
.. 879 43,033
a
South Korea  —  0 .2%
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 12,038 1,512,754
a
Total Preferred Stocks — 0.3%
(Cost: $ 2,980,525 ) .................................. 3,038,853
a
Warrants
Canada  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (b) (d)
........................... 555 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.6%
(Cost: $ 751,683,923 ) ................................ 1,140,387,913
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f) (g) (h)
...................... 10,878,290 10,881,553
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 2,151,240 2,151,240
a
Total Short-Term Securities — 1.1%
(Cost: $ 13,032,027 ) ................................. 13,032,793
Total Investments —  100.7%
(Cost: $ 764,715,950 ) ................................ 1,153,420,706
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (8,249,162)
Net Assets — 100.0% ................................. $ 1,145,171,544
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Low Carbon Optimized MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 7,867,443  $ 3,014,241
(a)
$ —  $ (721) $ 590  $ 10,881,553  10,878,290  $ 60,677
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,850,000  301,240
(a)
—  —  —  2,151,240  2,151,240  62,745  —
BlackRock, Inc. ... 1,970,910  252,042  (442,677) 123,005  (132,487) 1,770,793  1,624  36,785  —
$ —  $ 122,284  $ (131,897)
$ 14,803,586
$ 160,207  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 8 09/18/26 $ 3,008 $ (30,967)
MSCI EAFE Index .................................................................... 6 09/18/26 955 3,280
MSCI Emerging Markets Index ............................................................ 7 09/18/26 575 (33,865)
$ (61,552)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,280 $ — $ — $ — $ 3,280
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 64,832 $ — $ — $ — $ 64,832
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Low Carbon Optimized MSCI ACWI ETF
14
2026
iShares Annual Financial Statements and Additional Information
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 642,105 $ — $ — $ — $ 642,105
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (103,656) $ — $ — $ — $ (103,656)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,042,260
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 786,795,305  $ 350,553,598  $ 157  $ 1,137,349,060
Preferred Stocks .......................................... 1,483,066  1,555,787  —  3,038,853
Warrants ............................................... —  —  —  —
Short-Term Securities
Money Market Funds ....................................... 13,032,793  —  —  13,032,793
$ 801,311,164  $ 352,109,385  $ 157  $ 1,153,420,706
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 3,280  $ —  $ —  $ 3,280
Liabilities
Equity Contracts ............................................ (64,832) —  —  (64,832)
$ (61,552) $ —  $ —  $ (61,552)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI ACWI ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .5%
ANZ Group Holdings Ltd. ................... 953,328 $ 24,915,294
APA Group ............................. 408,551 2,922,532
Aristocrat Leisure Ltd. ...................... 183,671 8,255,101
ASX Ltd. .............................. 65,446 2,524,496
BHP Group Ltd. .......................... 1,605,863 67,688,019
Brambles Ltd. ........................... 447,351 6,141,100
CAR Group Ltd. .......................... 121,089 2,210,949
Cochlear Ltd. ........................... 22,618 1,895,580
Coles Group Ltd. ......................... 409,346 6,915,072
Commonwealth Bank of Australia .............. 531,717 66,467,184
Computershare Ltd. ....................... 167,801 4,821,440
CSL Ltd. ............................... 149,798 12,951,572
Evolution Mining Ltd. ...................... 627,261 4,973,758
Fortescue Ltd. ........................... 536,720 6,964,615
Goodman Group ......................... 632,744 13,173,045
Insurance Australia Group Ltd. ................ 771,987 4,599,643
IREN Ltd.
(a) (b)
............................ 99,086 3,646,365
Lottery Corp. Ltd. (The) ..................... 721,864 2,828,252
Lynas Rare Earths Ltd.
(b)
.................... 278,614 2,734,532
Macquarie Group Ltd. ...................... 115,038 20,421,395
Medibank Pvt Ltd. ........................ 989,370 3,586,211
National Australia Bank Ltd. .................. 973,572 28,190,713
Northern Star Resources Ltd. ................. 410,269 5,685,836
Origin Energy Ltd. ........................ 537,595 4,055,842
PLS Group Ltd.
(b)
......................... 971,219 2,822,002
Pro Medicus Ltd. ......................... 20,154 2,292,696
Qantas Airways Ltd. ....................... 317,005 2,206,043
QBE Insurance Group Ltd. .................. 473,258 8,208,548
REA Group Ltd. .......................... 15,234 1,720,443
Rio Tinto Ltd. ........................... 102,654 12,234,476
Santos Ltd. ............................. 1,045,435 5,806,083
Scentre Group ........................... 1,632,890 4,483,124
SGH Ltd. .............................. 63,283 1,957,072
Sigma Healthcare Ltd. ..................... 1,744,206 3,596,545
Sonic Healthcare Ltd. ...................... 140,794 2,154,781
South32 Ltd. ............................ 1,516,710 4,835,428
Stockland .............................. 809,226 2,422,313
Suncorp Group Ltd. ....................... 332,322 4,471,307
Telstra Group Ltd. ........................ 1,291,824 4,560,621
Transurban Group ........................ 976,904 10,144,914
Vicinity Ltd. ............................. 1,332,518 2,504,262
Washington H Soul Pattinson & Co. Ltd. ......... 124,440 4,038,679
Wesfarmers Ltd. ......................... 355,636 22,275,379
Westpac Banking Corp. .................... 1,084,823 28,766,543
WiseTech Global Ltd. ...................... 65,073 1,677,252
Woodside Energy Group Ltd. ................. 591,352 13,840,550
Woolworths Group Ltd. ..................... 372,454 10,393,556
Xero Ltd.
(a) (b)
............................ 51,949 2,593,556
468,574,719
a
Austria  —  0 .1%
BAWAG Group AG
(c)
....................... 24,650 4,998,910
Erste Group Bank AG ...................... 100,105 13,086,033
OMV AG .............................. 47,365 3,463,573
Raiffeisen Bank International AG .............. 40,026 2,748,127
Verbund AG
(a)
........................... 23,172 1,590,504
25,887,147
a
Belgium  —  0 .2%
Ageas SA/N.V. .......................... 55,425 4,586,812
Anheuser-Busch InBev SA/N.V. ............... 281,352 24,436,537
Argenx SE
(b)
............................ 19,102 16,360,806
D'ieteren Group .......................... 8,203 1,693,141
Security Shares Value
a
Belgium (continued)
Elia Group SA/N.V. , Class B ................. 12,952 $ 1,855,823
Financiere de Tubize SA .................... 6,924 1,548,534
Groupe Bruxelles Lambert N.V. ............... 26,825 2,419,529
KBC Group N.V. ......................... 72,206 10,387,462
Lotus Bakeries N.V. ....................... 111 1,423,708
Sofina SA .............................. 3,672 1,040,590
Syensqo SA ............................ 20,396 1,814,371
UCB SA ............................... 39,016 10,014,760
77,582,073
a
Brazil  —  0 .4%
Ambev SA ............................. 1,542,440 4,865,434
Aura Minerals, Inc. ........................ 10,527 574,458
Axia Energia SA ......................... 453,275 4,723,077
B3 SA - Brasil Bolsa Balcao .................. 1,825,707 5,665,323
Banco Bradesco SA ....................... 239,546 755,618
Banco BTG Pactual SA ..................... 406,277 4,552,348
Banco do Brasil SA ....................... 513,409 2,162,351
BB Seguridade Participacoes SA .............. 258,963 2,107,812
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 695,340 3,799,635
Cia Paranaense de Energia - Copel ............ 340,538 996,257
CPFL Energia SA ......................... 85,932 782,163
Embraer SA ............................ 256,749 4,400,919
Energisa SA ............................ 69,332 681,263
Eneva SA
(b)
............................. 247,304 1,283,562
Engie Brasil Energia SA .................... 76,365 448,927
Equatorial SA ........................... 434,728 3,315,464
JBS N.V. , Class A ........................ 131,013 1,836,802
Klabin SA .............................. 224,974 809,953
Localiza Rent a Car SA ..................... 281,429 2,088,031
MBRF Global Foods Co. SA ................. 280,430 970,329
Motiva Infraestrutura de Mobilidade SA .......... 439,222 1,278,896
NU Holdings Ltd. , Class A
(b)
.................. 1,105,117 15,836,327
Petroleo Brasileiro SA - Petrobras .............. 1,086,856 10,514,469
PRIO SA
(b)
............................. 276,479 3,318,850
Raia Drogasil SA ......................... 430,122 1,568,045
Rede D'Or Sao Luiz SA
(c)
................... 214,380 1,464,964
Rumo SA .............................. 442,403 1,260,231
StoneCo Ltd. , Class A ...................... 63,802 725,748
Suzano SA ............................. 218,806 1,869,875
Telefonica Brasil SA ....................... 310,867 2,001,044
TIM SA ............................... 258,500 990,828
Ultrapar Participacoes SA ................... 271,975 1,773,231
Vale SA ............................... 1,162,242 17,489,287
Vibra Energia SA ......................... 357,149 2,539,917
WEG SA .............................. 522,322 4,863,458
XP, Inc. , Class A ......................... 117,262 2,000,490
116,315,386
a
Canada  —  3 .0%
Agnico Eagle Mines Ltd. .................... 161,846 23,496,735
Alamos Gold, Inc. , Class A .................. 132,278 3,676,250
Alimentation Couche-Tard, Inc. ................ 226,072 14,676,900
AltaGas Ltd. ............................ 93,763 3,730,856
ARC Resources Ltd. ....................... 179,217 4,286,583
AtkinsRealis Group, Inc. .................... 50,703 3,142,693
Bank of Montreal ......................... 219,839 39,435,684
Bank of Nova Scotia (The) ................... 387,611 34,001,159
Barrick Mining Corp. ....................... 529,061 19,417,333
BCE, Inc. .............................. 67,402 1,462,136
Bombardier, Inc. , Class B
(b)
.................. 28,080 6,765,160
Brookfield Asset Management Ltd. , Class A ....... 113,746 5,502,098
Brookfield Corp. , Class A .................... 634,330 26,959,647

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Canada (continued)
Brookfield Renewable Corp. ................. 40,003 $ 1,334,908
CAE, Inc.
(b)
............................. 100,415 2,590,153
Cameco Corp. ........................... 135,517 11,695,150
Canadian Imperial Bank of Commerce .......... 294,087 34,832,689
Canadian National Railway Co. ............... 166,290 21,144,340
Canadian Natural Resources Ltd. .............. 652,465 31,081,508
Canadian Pacific Kansas City Ltd. ............. 281,044 24,963,868
Canadian Tire Corp. Ltd. , Class A , NVS .......... 16,771 2,447,727
Canadian Utilities Ltd. , Class A , NVS ............ 87,244 3,467,729
CCL Industries, Inc. , Class B , NVS ............. 50,092 3,321,362
Celestica, Inc.
(b)
.......................... 35,931 11,889,512
Cenovus Energy, Inc. ...................... 425,323 12,824,770
CGI, Inc. .............................. 65,970 4,828,749
Constellation Software, Inc.
(a)
................. 6,399 13,707,696
Descartes Systems Group, Inc. (The)
(b)
.......... 23,323 1,751,575
Dollarama, Inc. .......................... 89,760 12,227,747
Element Fleet Management Corp. ............. 122,623 2,751,878
Emera, Inc. ............................. 94,751 5,063,165
Empire Co. Ltd. , Class A , NVS ................ 33,415 1,223,044
Enbridge, Inc. ........................... 688,823 37,481,484
Equinox Gold Corp. ....................... 235,522 2,110,180
Fairfax Financial Holdings Ltd. ................ 5,987 10,025,924
First Quantum Minerals Ltd.
(b)
................ 217,502 6,029,267
FirstService Corp. ........................ 10,139 1,428,219
Fortis, Inc. ............................. 153,831 8,756,796
Franco-Nevada Corp. ...................... 61,107 13,000,358
George Weston Ltd. ....................... 54,097 4,043,045
GFL Environmental, Inc.
(a)
................... 77,666 3,207,251
Gildan Activewear, Inc. ..................... 59,299 3,282,521
Great-West Lifeco, Inc. ..................... 88,061 5,838,277
Hydro One Ltd.
(c)
......................... 116,365 4,847,677
iA Financial Corp., Inc. ..................... 32,935 4,869,592
IGM Financial, Inc. ........................ 18,624 1,157,947
Imperial Oil Ltd. .......................... 49,038 6,357,782
Intact Financial Corp. ...................... 57,794 11,347,718
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 236,761 1,700,741
Keyera Corp. ........................... 81,643 3,468,743
Kinross Gold Corp. ........................ 393,907 9,081,624
Loblaw Companies Ltd. .................... 185,749 8,720,007
Lundin Gold, Inc. ......................... 34,478 1,930,433
Lundin Mining Corp.
(a)
...................... 205,171 5,080,062
Magna International, Inc. .................... 87,330 5,989,162
Manulife Financial Corp. .................... 528,823 23,486,479
Metro, Inc. , Class A ....................... 58,427 3,883,602
National Bank of Canada ................... 122,481 19,811,368
Nutrien Ltd. ............................. 153,006 10,560,945
Pan American Silver Corp. ................... 135,744 5,844,782
Pembina Pipeline Corp. .................... 177,291 8,668,206
Power Corp. of Canada .................... 174,572 11,929,948
RB Global, Inc. .......................... 60,591 6,645,841
Restaurant Brands International, Inc. ............ 99,720 7,375,232
Rogers Communications, Inc. , Class B , NVS ...... 114,561 3,878,493
Royal Bank of Canada ..................... 440,093 92,112,342
Saputo, Inc. ............................ 98,245 2,763,349
Shopify, Inc. , Class A
(b)
..................... 389,332 45,597,266
Stantec, Inc. ............................ 35,762 2,523,761
Sun Life Financial, Inc. ..................... 179,044 14,855,090
Suncor Energy, Inc. ....................... 376,317 25,271,236
TC Energy Corp. ......................... 323,112 21,758,229
Teck Resources Ltd. , Class B ................ 147,128 8,853,813
TELUS Corp. ........................... 150,181 1,433,407
TFI International, Inc. ...................... 23,788 3,213,760
Thomson Reuters Corp. .................... 50,353 4,939,576
TMX Group Ltd. .......................... 83,634 3,056,965
Security Shares Value
a
Canada (continued)
Toromont Industries Ltd. .................... 23,143 $ 3,481,231
Toronto-Dominion Bank (The) ................ 528,602 63,363,612
Tourmaline Oil Corp. ....................... 118,184 5,219,368
Wheaton Precious Metals Corp. ............... 145,301 15,804,470
Whitecap Resources, Inc. ................... 392,383 4,629,607
WSP Global, Inc. ......................... 41,618 5,084,649
975,502,241
a
Cayman Islands  —  0 .0%
Credo Technology Group Holding Ltd.
(b)
.......... 53,440 11,061,546
a
Chile  —  0 .0%
Banco de Chile .......................... 12,809,266 2,668,764
Banco de Credito e Inversiones SA ............. 25,196 1,812,974
Banco Santander Chile ..................... 18,580,000 1,618,493
Cencosud SA ........................... 407,331 856,458
Empresas Copec SA ...................... 131,685 899,381
Enel Chile SA ........................... 7,801,320 687,959
Falabella SA ............................ 170,213 1,137,988
Latam Airlines Group SA .................... 113,554,990 3,021,619
12,703,636
a
China  —  2 .5%
3SBio, Inc.
(b) (c)
........................... 553,500 1,182,033
AAC Technologies Holdings, Inc. .............. 220,500 1,083,490
Accelink Technologies Co. Ltd. , Class A
(b)
........ 18,600 444,431
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 28,608 1,454,506
AECC Aviation Power Co. Ltd. , Class A .......... 40,800 209,313
Agricultural Bank of China Ltd. , Class A .......... 1,558,900 1,592,848
Agricultural Bank of China Ltd. , Class H .......... 9,035,000 7,263,954
Aier Eye Hospital Group Co. Ltd. , Class A ........ 668,686 898,821
Akeso, Inc.
(a) (b) (c)
.......................... 212,000 2,540,119
Alibaba Group Holding Ltd. .................. 5,342,376 81,382,512
Alibaba Health Information Technology Ltd.
(a) (b)
..... 1,738,000 797,954
Aluminum Corp. of China Ltd. , Class H .......... 1,232,000 1,341,513
Anhui Conch Cement Co. Ltd. , Class A .......... 143,092 393,225
Anhui Conch Cement Co. Ltd. , Class H
(a)
......... 314,500 740,998
Anhui Gujing Distillery Co. Ltd. , Class A .......... 16,300 228,859
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(b)
................................. 74,300 288,948
ANTA Sports Products Ltd. .................. 377,200 3,796,297
APT Medical, Inc. , Class A ................... 2,230 75,099
Avary Holding Shenzhen Co. Ltd. , Class A ........ 53,200 641,735
Baidu, Inc. , Class A
(b)
...................... 671,310 9,299,388
Bank of Beijing Co. Ltd. , Class A .............. 515,100 398,199
Bank of China Ltd. , Class H .................. 22,637,000 15,879,965
Bank of Communications Co. Ltd. , Class A ........ 1,116,700 1,186,762
Bank of Communications Co. Ltd. , Class H ....... 2,596,000 2,501,181
Bank of Hangzhou Co. Ltd. , Class A ............ 178,200 434,122
Bank of Jiangsu Co. Ltd. , Class A .............. 374,400 655,933
Bank of Nanjing Co. Ltd. , Class A .............. 264,200 455,042
Bank of Ningbo Co. Ltd. , Class A .............. 144,200 680,804
Bank of Shanghai Co. Ltd. , Class A ............. 447,400 626,133
Baoshan Iron & Steel Co. Ltd. , Class A .......... 673,800 611,566
Beijing Enterprises Holdings Ltd. .............. 204,500 824,828
Beijing Kingsoft Office Software, Inc. , Class A ...... 11,000 440,526
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 76,500 298,185
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 1,055,300 801,630
BeOne Medicines Ltd. , Class H
(b)
.............. 271,234 6,704,900
Bilibili, Inc. , Class Z
(b)
...................... 72,428 1,378,709
Biwin Storage Technology Co. Ltd. , Class A ....... 12,417 413,657
BOC Aviation Ltd.
(c)
....................... 70,100 690,983
BOE Technology Group Co. Ltd. , Class A ......... 742,500 604,036
Bosideng International Holdings Ltd. ............ 1,128,000 710,846

iShares
®
MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
China (continued)
BYD Co. Ltd. , Class A ...................... 142,400 $ 2,018,985
BYD Co. Ltd. , Class H ..................... 1,134,900 13,567,538
BYD Electronic International Co. Ltd. ............ 215,500 645,338
C&D International Investment Group Ltd.
(a)
........ 234,000 458,607
Cambricon Technologies Corp. Ltd. , Class A ....... 12,814 2,094,760
CGN Power Co. Ltd. , Class H
(c)
............... 4,629,000 1,706,919
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 47,400 775,945
China CITIC Bank Corp. Ltd. , Class H ........... 2,707,000 2,669,179
China Coal Energy Co. Ltd. , Class H ............ 695,000 952,583
China Construction Bank Corp. , Class H ......... 28,072,260 32,940,717
China CSSC Holdings Ltd. , Class A ............ 126,200 657,379
China Eastern Airlines Corp. Ltd. , Class A
(b)
....... 642,100 355,501
China Energy Engineering Corp. Ltd. , Class A ..... 1,071,400 412,499
China Everbright Bank Co. Ltd. , Class A ......... 1,264,800 593,934
China Feihe Ltd.
(a) (c)
....................... 1,185,000 497,450
China Galaxy Securities Co. Ltd. , Class A ........ 318,800 596,018
China Galaxy Securities Co. Ltd. , Class H ........ 1,035,000 1,005,190
China Gas Holdings Ltd. .................... 772,600 602,618
China Gold International Resources Corp. Ltd. ..... 59,200 1,336,513
China Hongqiao Group Ltd. .................. 1,004,500 3,160,821
China International Capital Corp. Ltd. , Class A ..... 218,700 1,143,384
China International Capital Corp. Ltd. , Class H
(c)
.... 500,400 1,380,078
China Jushi Co. Ltd. , Class A ................. 100,100 559,132
China Life Insurance Co. Ltd. , Class A ........... 76,900 449,381
China Life Insurance Co. Ltd. , Class H .......... 2,353,000 8,760,079
China Longyuan Power Group Corp. Ltd. , Class H .. 699,000 514,295
China Mengniu Dairy Co. Ltd. ................ 1,038,000 2,504,515
China Merchants Bank Co. Ltd. , Class A ......... 446,700 2,620,244
China Merchants Bank Co. Ltd. , Class H ......... 1,194,788 7,751,875
China Merchants Energy Shipping Co. Ltd. , Class A . 199,300 495,560
China Merchants Port Holdings Co. Ltd. ......... 444,000 867,076
China Merchants Securities Co. Ltd. , Class A ...... 550,100 1,431,650
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 156,400 161,046
China Minsheng Banking Corp. Ltd. , Class A ...... 967,300 518,531
China Minsheng Banking Corp. Ltd. , Class H ...... 2,071,000 958,254
China National Building Material Co. Ltd. , Class H
(a)
.. 1,060,000 503,114
China National Nuclear Power Co. Ltd. , Class A .... 465,400 624,126
China Nonferrous Mining Corp. Ltd. ............ 269,000 507,623
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 89,100 524,396
China Oilfield Services Ltd. , Class H ............ 670,000 607,643
China Overseas Land & Investment Ltd. ......... 1,139,000 1,959,056
China Pacific Insurance Group Co. Ltd. , Class A .... 127,097 607,691
China Pacific Insurance Group Co. Ltd. , Class H .... 808,200 3,154,462
China Petroleum & Chemical Corp. , Class A ....... 1,132,220 883,780
China Petroleum & Chemical Corp. , Class H ...... 6,639,200 3,751,989
China Power International Development Ltd.
(a)
..... 1,783,000 645,280
China Railway Group Ltd. , Class H ............. 1,507,000 693,813
China Resources Beer Holdings Co. Ltd. ......... 535,500 1,615,700
China Resources Gas Group Ltd. .............. 284,000 605,850
China Resources Land Ltd.
(a)
................. 946,000 4,002,163
China Resources Microelectronics Ltd. , Class A .... 69,400 556,899
China Resources Mixc Lifestyle Services Ltd.
(c)
..... 178,000 905,316
China Resources Power Holdings Co. Ltd.
(a)
....... 612,000 1,507,774
China Ruyi Holdings Ltd.
(a) (b)
................. 4,176,000 767,366
China Shenhua Energy Co. Ltd. , Class A ......... 114,700 775,178
China Shenhua Energy Co. Ltd. , Class H ......... 1,093,000 6,055,084
China State Construction Engineering Corp. Ltd. , Class
A .................................. 670,877 467,057
China Taiping Insurance Holdings Co. Ltd. ........ 459,000 1,287,806
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 1,087,700 628,257
China Tourism Group Duty Free Corp. Ltd. , Class A .. 48,692 418,826
Security Shares Value
a
China (continued)
China Tower Corp. Ltd. , Class H
(c)
.............. 1,294,000 $ 1,654,144
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 68,300 500,354
China United Network Communications Ltd. , Class A . 691,900 456,694
China Vanke Co. Ltd. , Class A
(b)
............... 258,396 127,882
China Yangtze Power Co. Ltd. , Class A .......... 549,910 2,369,049
Chongqing Changan Automobile Co. Ltd. , Class A ... 155,400 181,142
Chongqing Rural Commercial Bank Co. Ltd. , Class H 597,000 499,705
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(b)
................................. 358,200 691,192
Chow Tai Fook Jewellery Group Ltd. ............ 523,600 824,649
CITIC Ltd. .............................. 1,213,000 1,909,294
CITIC Securities Co. Ltd. , Class A .............. 513,123 2,158,336
CITIC Securities Co. Ltd. , Class H ............. 422,025 1,473,240
CMOC Group Ltd. , Class A .................. 427,000 1,232,706
CMOC Group Ltd. , Class H .................. 1,164,000 2,508,683
Contemporary Amperex Technology Co. Ltd. , Class A 88,800 5,202,096
Contemporary Amperex Technology Co. Ltd. , Class H
(a)
54,800 4,338,229
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 290,100 724,772
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 604,000 1,071,310
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 725,800 1,460,105
CRRC Corp. Ltd. , Class A ................... 450,100 410,567
CRRC Corp. Ltd. , Class H ................... 1,479,000 992,493
CSC Financial Co. Ltd. , Class A ............... 116,800 445,850
CSPC Pharmaceutical Group Ltd. .............. 2,447,120 2,676,941
Daqin Railway Co. Ltd. , Class A ............... 451,100 332,023
Dongfang Electric Corp. Ltd. , Class A ........... 85,500 318,014
East Money Information Co. Ltd. , Class A ......... 274,360 818,615
Eastroc Beverage Group Co. Ltd. , Class A ........ 17,576 353,629
ENN Energy Holdings Ltd. ................... 232,200 1,389,468
Eoptolink Technology, Inc. Ltd. , Class A .......... 29,596 1,733,885
Eve Energy Co. Ltd. , Class A ................. 43,100 346,331
Far East Horizon Ltd.
(a)
..................... 462,000 405,758
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 125,621 714,026
Founder Securities Co. Ltd. , Class A ............ 1,870,700 1,966,922
Foxconn Industrial Internet Co. Ltd. , Class A ....... 236,200 1,981,541
Full Truck Alliance Co. Ltd. , ADR .............. 222,602 2,112,493
Fuyao Glass Industry Group Co. Ltd. , Class H
(c)
.... 202,800 1,533,531
Ganfeng Lithium Group Co. Ltd. , Class A ......... 29,500 217,065
Ganfeng Lithium Group Co. Ltd. , Class H
(c)
....... 112,800 529,901
GCL Technology Holdings Ltd.
(a) (b)
.............. 5,760,000 448,044
GD Power Development Co. Ltd. , Class A ........ 770,300 579,667
GDS Holdings Ltd. , Class A
(a) (b)
................ 323,500 1,316,369
Geely Automobile Holdings Ltd. ............... 1,952,000 4,928,287
Genscript Biotech Corp.
(b)
................... 390,000 897,128
GF Securities Co. Ltd. , Class A ............... 413,600 1,306,635
GF Securities Co. Ltd. , Class H ............... 248,000 540,803
Giant Biogene Holding Co. Ltd.
(a) (c)
............. 81,600 320,537
GigaDevice Semiconductor, Inc. , Class A ......... 17,300 966,015
GoerTek, Inc. , Class A ..................... 139,300 477,084
Great Wall Motor Co. Ltd. , Class H ............. 725,000 839,411
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 92,300 578,150
Guangdong Haid Group Co. Ltd. , Class A ........ 69,500 509,211
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(b)
................................. 45,900 192,982
Guangdong Investment Ltd. .................. 1,022,000 1,102,925
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 76,300 403,100
Guolian Minsheng Securities Co. Ltd. , Class A ..... 580,700 774,554
Guotai Haitong Securities Co. Ltd. ............. 428,732 1,164,066
Guotai Haitong Securities Co. Ltd. , Class H
(c)
...... 550,312 1,048,549
H World Group Ltd. , Class A , ADR ............. 67,138 2,866,121

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Haidilao International Holding Ltd.
(a) (c)
........... 529,000 $ 800,372
Haier Smart Home Co. Ltd. , Class A ............ 105,500 361,910
Haier Smart Home Co. Ltd. , Class H ............ 786,400 2,267,061
Haitian International Holdings Ltd. ............. 196,000 519,714
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 26,500 1,016,752
Hansoh Pharmaceutical Group Co. Ltd.
(a) (c)
........ 414,000 1,695,120
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 129,300 497,509
Hengan International Group Co. Ltd. ............ 226,500 714,509
Hengli Petrochemical Co. Ltd. , Class A .......... 170,800 422,244
Hengtong Optic-electric Co. Ltd. , Class A ......... 91,800 643,356
Hesai Group , Class B
(a) (b)
.................... 277,560 586,620
Hgtech Co. Ltd. , Class A .................... 23,300 327,692
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 15,260 530,912
Horizon Robotics , Class B
(a) (b)
................ 1,463,400 971,326
Hua Hong Grace Semiconductor Ltd.
(b) (c)
......... 237,000 3,862,404
Huaneng Power International, Inc. , Class H ....... 1,526,000 1,172,746
Huatai Securities Co. Ltd. , Class H
(c)
............ 554,000 1,194,264
Huaxia Bank Co. Ltd. , Class A ................ 438,300 452,421
Hwatsing Technology Co. Ltd. , Class A .......... 17,521 666,208
Hygon Information Technology Co. Ltd. , Class A .... 37,144 1,522,972
Iflytek Co. Ltd. , Class A ..................... 68,700 428,821
Industrial & Commercial Bank of China Ltd. , Class A . 980,091 1,159,467
Industrial & Commercial Bank of China Ltd. , Class H . 21,211,260 20,290,426
Industrial Bank Co. Ltd. , Class A ............... 351,500 983,843
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 76,100 359,512
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 175,100 702,054
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 185,900 535,206
Innovent Biologics, Inc.
(b) (c)
................... 514,500 5,681,206
J&T Global Express Ltd.
(b)
................... 700,600 901,230
JD Health International, Inc.
(b) (c)
............... 317,300 1,596,722
JD Logistics, Inc.
(b) (c)
....................... 488,200 936,145
JD.com, Inc. , Class A ...................... 756,326 12,441,542
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 41,300 663,568
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 118,518 948,643
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 37,000 234,941
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 98,400 413,970
Jiangxi Copper Co. Ltd. , Class H .............. 375,000 1,687,277
Kanzhun Ltd. , ADR ....................... 93,036 1,514,626
KE Holdings, Inc. , Class A ................... 635,627 3,565,168
Kingboard Laminates Holdings Ltd.
(a)
............ 639,000 2,380,501
Kingdee International Software Group Co. Ltd.
(a) (b)
... 871,000 936,058
Kingsoft Corp. Ltd. ........................ 283,800 973,670
Kuaishou Technology , Class B
(c)
............... 821,100 4,572,823
Kunlun Energy Co. Ltd. ..................... 1,192,000 1,102,389
Kweichow Moutai Co. Ltd. , Class A ............. 22,732 4,546,770
Laopu Gold Co. Ltd. , Class H
(a)
............... 7,000 287,903
Legend Biotech Corp. , Class A , ADR
(b)
........... 18,110 335,941
Lenovo Group Ltd. ........................ 2,538,000 7,761,693
Lens Technology Co. Ltd. , Class A ............. 106,700 497,212
Li Auto, Inc. , Class A
(a) (b)
.................... 363,076 2,472,782
Li Ning Co. Ltd. .......................... 744,000 1,437,274
Lingyi iTech Guangdong Co. , Class A ........... 310,500 568,200
Longfor Group Holdings Ltd.
(a) (c)
............... 555,000 485,708
LONGi Green Energy Technology Co. Ltd. , Class A
(b)
. 226,820 436,048
Luxshare Precision Industry Co. Ltd. , Class A ...... 151,340 1,288,755
Luzhou Laojiao Co. Ltd. , Class A .............. 35,100 472,220
Meituan , Class B
(b) (c)
....................... 1,571,220 18,550,572
Midea Group Co. Ltd. , Class A ................ 84,900 1,101,147
Midea Group Co. Ltd. , Class H ................ 128,600 1,629,333
MINISO Group Holding Ltd. .................. 100,424 327,899
Security Shares Value
a
China (continued)
MMG Ltd.
(b)
............................. 1,432,800 $ 1,537,676
Montage Technology Co. Ltd. , Class A ........... 29,353 889,083
Muyuan Foods Group Co. Ltd. , Class A .......... 94,612 550,092
NARI Technology Co. Ltd. , Class A ............. 288,620 1,039,566
NAURA Technology Group Co. Ltd. , Class A ....... 17,415 1,767,958
NetEase, Inc. ........................... 550,890 14,657,096
New China Life Insurance Co. Ltd. , Class A ....... 64,500 601,948
New China Life Insurance Co. Ltd. , Class H ....... 252,000 1,553,915
New Hope Liuhe Co. Ltd. , Class A
(b)
............ 257,500 266,830
New Oriental Education & Technology Group, Inc. ... 369,530 2,167,036
Ningbo Deye Technology Corp. , Class A ......... 23,100 280,015
Ningbo Tuopu Group Co. Ltd. , Class A .......... 44,080 303,970
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 184,200 633,819
NIO, Inc. , Class A
(b)
....................... 587,055 2,880,586
Nongfu Spring Co. Ltd. , Class H
(c)
.............. 645,400 3,594,235
OmniVision Integrated Circuits Group, Inc. , Class A .. 26,900 352,627
Orient Overseas International Ltd.
(a)
............ 40,000 782,184
Orient Securities Co. Ltd. , Class A ............. 285,400 388,243
PDD Holdings, Inc. , ADR
(b)
.................. 184,474 16,337,017
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 2,442,000 1,697,662
PetroChina Co. Ltd. , Class A ................. 349,400 574,817
PetroChina Co. Ltd. , Class H ................. 6,392,000 8,133,559
PICC Property & Casualty Co. Ltd. , Class H ....... 2,242,000 4,679,156
Ping An Bank Co. Ltd. , Class A ................ 422,400 727,401
Ping An Insurance Group Co. of China Ltd. , Class A . 232,300 1,885,600
Ping An Insurance Group Co. of China Ltd. , Class H . 2,074,000 15,494,378
Piotech, Inc. , Class A ...................... 10,778 1,059,458
Pony AI, Inc. , Class A
(a) (b)
.................... 56,200 448,442
Pop Mart International Group Ltd.
(a) (c)
............ 155,600 3,228,948
Postal Savings Bank of China Co. Ltd. , Class A ..... 1,020,500 782,855
Postal Savings Bank of China Co. Ltd. , Class H
(c)
... 2,966,000 1,921,057
Qinghai Salt Lake Industry Co. Ltd. , Class A
(b)
...... 160,500 647,498
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 37,200 348,014
Remegen Co. Ltd. , Class H
(b) (c)
................ 47,500 494,985
RoboTechnik Intelligent Technology Co. Ltd. , Class A . 5,900 362,642
Rockchip Electronics Co. Ltd. , Class A .......... 19,600 545,716
Rongsheng Petrochemical Co. Ltd. , Class A ....... 207,500 379,818
SAIC Motor Corp. Ltd. , Class A ............... 166,013 278,260
Sanan Optoelectronics Co. Ltd. , Class A
(b)
........ 156,000 282,752
Sany Heavy Industry Co. Ltd. , Class A ........... 253,100 770,229
SDIC Power Holdings Co. Ltd. , Class A .......... 289,200 653,141
SenseTime Group, Inc. , Class B
(a) (b) (c)
........... 11,160,000 2,067,701
Seres Group Co. Ltd. , Class A ................ 26,100 240,813
SF Holding Co. Ltd. , Class A ................. 135,200 700,890
Shaanxi Coal Industry Co. Ltd. , Class A .......... 163,300 598,940
Shandong Gold Mining Co. Ltd. , Class A ......... 43,200 180,839
Shandong Gold Mining Co. Ltd. , Class H
(c)
........ 262,250 676,949
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 154,500 474,795
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 6,800 112,010
Shanghai Electric Group Co. Ltd. , Class A ........ 318,600 325,400
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 120,100 412,995
Shanghai Pudong Development Bank Co. Ltd. , Class A 519,365 731,462
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 708,800 901,586
Shanghai United Imaging Healthcare Co. Ltd. , Class A 20,344 348,085
Shannon Semiconductor Technology Co. Ltd. , Class A 17,600 378,326
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 28,600 538,231
Sharetronic Data Technology Co. Ltd. , Class A ..... 19,600 624,666
Shengyi Technology Co. Ltd. , Class A ........... 62,600 978,138
Shennan Circuits Co. Ltd. , Class A ............. 17,800 811,318
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 992,700 689,141

iShares
®
MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
China (continued)
Shenzhen Envicool Technology Co. Ltd. , Class A ... 39,780 $ 279,027
Shenzhen Inovance Technology Co. Ltd. , Class A ... 25,300 240,035
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 12,200 626,525
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 29,900 703,417
Shenzhen Sunway Communication Co. Ltd. , Class A . 30,600 259,749
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 83 4,749
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 81,962 780,274
Shenzhou International Group Holdings Ltd.
(a)
...... 250,300 1,422,535
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(b)
.. 4,600 202,990
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 334,300 782,721
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 139,900 901,588
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a) (b)
........................... 12,300 756,271
Sino Biopharmaceutical Ltd. ................. 2,916,000 1,870,865
Sinoma Science & Technology Co. Ltd. , Class A .... 52,100 332,133
Sinopharm Group Co. Ltd. , Class H ............ 329,600 730,919
Sinotruk Hong Kong Ltd. .................... 252,500 1,308,715
Smoore International Holdings Ltd.
(c)
............ 536,000 629,179
Sungrow Power Supply Co. Ltd. , Class A ......... 33,880 520,636
Sunny Optical Technology Group Co. Ltd.
(a)
....... 223,600 1,598,105
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(b)
............................. 35,300 895,174
Suzhou TFC Optical Communication Co. Ltd. , Class A 16,520 416,356
TAL Education Group , ADR
(b)
................. 105,117 1,313,963
TBEA Co. Ltd. , Class A ..................... 184,800 573,058
Tencent Holdings Ltd. ...................... 1,972,700 120,537,860
Tencent Music Entertainment Group , ADR ........ 186,586 1,763,238
Tingyi Cayman Islands Holding Corp.
(a)
.......... 502,000 760,284
Tongcheng Travel Holdings Ltd. ............... 336,800 613,137
Tongwei Co. Ltd. , Class A
(b)
.................. 151,800 262,489
Trip.com Group Ltd.
(b)
...................... 194,776 9,125,345
Tsingtao Brewery Co. Ltd. , Class A ............. 80,600 668,421
Tsingtao Brewery Co. Ltd. , Class H ............. 140,000 832,346
UBTech Robotics Corp. Ltd. , Class H
(a) (b)
......... 61,550 639,377
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(b)
................................. 15,099 429,629
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 14,000 394,791
Vipshop Holdings Ltd. , ADR .................. 90,092 1,382,011
Wanhua Chemical Group Co. Ltd. , Class A ........ 83,653 921,494
Want Want China Holdings Ltd. ............... 1,672,000 720,616
Weichai Power Co. Ltd. , Class A ............... 112,700 466,441
Weichai Power Co. Ltd. , Class H .............. 649,000 2,713,599
Wens Foodstuff Group Co. Ltd. , Class A ......... 221,416 462,018
Wuliangye Yibin Co. Ltd. , Class A .............. 103,800 1,198,228
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 57,700 885,549
WuXi AppTec Co. Ltd. , Class A ................ 51,459 977,958
WuXi AppTec Co. Ltd. , Class H
(c)
.............. 134,812 2,764,622
Wuxi Biologics Cayman, Inc.
(b) (c)
............... 1,104,500 5,451,262
WuXi XDC Cayman, Inc.
(a) (b)
.................. 135,000 890,506
XCMG Construction Machinery Co. Ltd. , Class A .... 448,500 594,987
Xiamen Tungsten Co. Ltd. , Class A ............. 78,900 548,650
Xiaomi Corp. , Class B
(b) (c)
................... 5,518,200 20,248,941
Xinjiang Daqo New Energy Co. Ltd. , Class A
(b)
..... 207,777 556,968
Xinyi Solar Holdings Ltd. .................... 1,544,000 433,425
XPeng, Inc. , Class A
(b)
..................... 378,634 2,455,932
XtalPi Holdings Ltd.
(a) (b)
..................... 346,000 301,965
Yadea Group Holdings Ltd.
(a) (c)
................ 446,000 610,219
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(c)
............................ 149,000 1,807,312
Yankuang Energy Group Co. Ltd. , Class A ........ 249,110 744,790
Yankuang Energy Group Co. Ltd. , Class H ........ 1,101,600 1,676,862
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 35,200 701,743
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 3,622 583,375
Security Shares Value
a
China (continued)
Yum China Holdings, Inc. ................... 113,515 $ 5,378,851
Yunnan Baiyao Group Co. Ltd. , Class A .......... 82,500 646,060
Zangge Mining Co. Ltd. , Class A ............... 51,800 616,726
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 21,692 447,946
Zhaojin Mining Industry Co. Ltd. , Class H ......... 444,500 1,204,960
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 262,700 526,560
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 54,200 320,506
Zhejiang Juhua Co. Ltd. , Class A .............. 68,200 398,259
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
138,300 706,028
Zhejiang NHU Co. Ltd. , Class A ............... 165,900 737,311
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 64,700 359,315
Zhongji Innolight Co. Ltd. , Class A ............. 19,600 2,608,142
Zhongjin Gold Corp. Ltd. , Class A .............. 185,300 632,905
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 216,100 927,684
Zijin Mining Group Co. Ltd. , Class A ............ 477,600 2,335,057
Zijin Mining Group Co. Ltd. , Class H ............ 1,764,000 7,489,908
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 402,000 452,411
ZTE Corp. , Class H
(a)
...................... 243,600 770,916
ZTO Express Cayman, Inc. .................. 139,395 3,335,888
821,474,919
a
Colombia  —  0 .0%
Interconexion Electrica SA ESP ............... 51,571 488,736
a
Czech Republic  —  0 .0%
CEZ A.S. .............................. 47,788 3,078,546
Komercni Banka A.S. ...................... 28,577 1,431,129
4,509,675
a
Denmark  —  0 .4%
AP Moller - Maersk A.S. , Class A .............. 868 2,263,067
AP Moller - Maersk A.S. , Class B , NVS .......... 1,104 2,964,381
Carlsberg A.S. , Class B .................... 29,010 4,271,857
Coloplast A.S. , Class B ..................... 40,678 2,690,025
Danske Bank A.S. ........................ 209,347 12,047,849
Demant A.S.
(a) (b)
.......................... 24,815 1,074,090
DSV A.S. .............................. 60,732 13,125,454
Genmab A.S.
(b)
.......................... 20,298 5,842,544
Novo Nordisk A.S. , Class B .................. 1,020,349 48,264,114
Novonesis Novozymes B ................... 114,821 7,475,233
Orsted A.S.
(b) (c)
........................... 152,342 3,396,518
Pandora A.S. ........................... 25,165 3,151,376
ROCKWOOL A.S. , Class B .................. 24,942 796,923
Tryg A.S. .............................. 78,882 1,877,202
Vestas Wind Systems A.S. .................. 305,064 8,211,547
117,452,180
a
Egypt  —  0 .0%
Commercial International Bank - Egypt (CIB) ...... 700,345 1,940,558
Talaat Moustafa Group ..................... 191,013 366,630
2,307,188
a
Finland  —  0 .2%
Elisa OYJ .............................. 42,559 1,716,353
Fortum OYJ ............................ 139,363 3,168,244
Kesko OYJ , Class B ....................... 83,697 2,085,505
Kone OYJ , Class B ....................... 103,119 5,949,652
Metso OYJ ............................. 186,149 3,484,376
Neste OYJ ............................. 132,199 4,684,918
Nokia OYJ ............................. 1,597,408 14,764,732
Orion OYJ , Class B ....................... 27,418 2,563,231
Sampo OYJ , Class A ...................... 775,678 8,588,109
Stora Enso OYJ , Class R ................... 196,305 2,257,422
UPM-Kymmene OYJ ...................... 165,569 4,504,434

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Finland (continued)
Wartsila OYJ Abp ......................... 167,932 $ 5,694,957
59,461,933
a
France  —  2 .2%
Abivax SA
(a) (b)
........................... 15,747 1,954,304
Accor SA .............................. 61,402 3,193,273
Aeroports de Paris SA ..................... 5,652 783,399
Air Liquide SA ........................... 197,961 38,999,993
Airbus SE .............................. 187,271 43,963,458
Alstom SA
(b)
............................ 117,500 2,176,796
Amundi SA
(c)
............................ 12,544 1,370,676
ArcelorMittal SA .......................... 135,404 9,564,577
AXA SA ............................... 519,086 26,904,020
Ayvens SA
(c)
............................ 79,048 1,065,387
BioMerieux ............................. 10,445 832,550
BNP Paribas SA ......................... 318,868 40,518,110
Bollore SE ............................. 286,833 1,280,966
Bouygues SA ........................... 71,116 4,005,947
Bureau Veritas SA ........................ 117,782 3,767,849
Capgemini SE ........................... 52,034 6,184,798
Carrefour SA ............................ 190,603 3,497,942
Cie de Saint-Gobain SA .................... 141,895 13,336,297
Cie Generale des Etablissements Michelin SCA .... 199,080 8,046,904
Covivio SA ............................. 9,045 552,171
Credit Agricole SA ........................ 333,520 7,452,656
Danone SA ............................. 195,548 15,210,914
Dassault Aviation SA ...................... 6,070 2,096,880
Dassault Systemes SE ..................... 208,113 4,841,748
Eiffage SA ............................. 27,527 3,912,400
Engie SA .............................. 542,451 16,908,798
EssilorLuxottica SA ....................... 92,332 17,480,459
Eurofins Scientific SE ...................... 37,818 2,982,355
Euronext N.V.
(c)
.......................... 20,387 3,727,678
Gecina SA ............................. 12,822 1,110,807
Getlink SE ............................. 115,324 2,460,176
Hermes International SCA ................... 8,690 15,397,580
Ipsen SA .............................. 10,773 2,081,618
Kering SA .............................. 22,992 7,589,046
Klepierre SA ............................ 40,707 1,848,954
Legrand SA ............................ 85,118 12,940,423
L'Oreal SA ............................. 74,715 33,277,703
LVMH Moet Hennessy Louis Vuitton SE .......... 77,672 42,652,412
Orange SA ............................. 538,358 10,286,779
Pernod Ricard SA ........................ 64,585 5,033,321
Publicis Groupe SA ....................... 73,127 7,804,882
Renault SA ............................. 65,999 2,084,001
Rexel SA .............................. 39,582 1,642,483
Safran SA .............................. 112,021 44,022,157
Sanofi SA .............................. 346,038 29,797,904
Sartorius Stedim Biotech .................... 8,909 1,722,466
Schneider Electric SE ...................... 170,625 57,327,490
Societe Generale SA ...................... 209,030 19,648,119
Sodexo SA ............................. 28,522 1,875,514
STMicroelectronics N.V. .................... 204,638 10,931,435
Thales SA .............................. 30,039 8,551,516
TotalEnergies SE ......................... 622,569 54,885,968
Unibail-Rodamco-Westfield
(b)
................. 40,745 4,964,307
Veolia Environnement SA ................... 211,987 8,435,674
Vinci SA ............................... 152,876 21,584,981
696,571,021
a
Germany  —  1 .9%
adidas AG ............................. 51,483 9,525,541
Allianz SE , Registered ..................... 118,982 59,265,161
BASF SE .............................. 272,603 15,825,586
Security Shares Value
a
Germany (continued)
Bayer AG , Registered ...................... 303,635 $ 16,850,446
Bayerische Motoren Werke AG ............... 106,184 7,278,217
Beiersdorf AG
(a)
.......................... 30,173 2,802,802
Brenntag SE ............................ 42,185 2,974,738
Commerzbank AG
(a)
....................... 208,918 9,111,749
Continental AG .......................... 32,860 2,732,744
CTS Eventim AG & Co. KGaA ................ 18,254 1,231,612
Daimler Truck Holding AG ................... 147,898 8,365,209
Delivery Hero SE , Class A
(a) (b) (c)
............... 62,517 2,725,291
Deutsche Bank AG , Registered ............... 573,718 21,116,252
Deutsche Boerse AG ...................... 58,757 17,698,616
Deutsche Lufthansa AG , Registered
(a)
........... 213,290 2,238,058
Deutsche Post AG ........................ 291,146 19,449,064
Deutsche Telekom AG , Registered ............. 1,086,968 33,544,891
E.ON SE .............................. 711,219 15,321,975
Evonik Industries AG ...................... 79,186 1,601,908
Fresenius Medical Care AG .................. 67,196 3,448,622
Fresenius SE & Co. KGaA ................... 129,364 6,648,950
GEA Group AG .......................... 51,464 3,656,080
Hannover Rueck SE ....................... 18,583 5,356,485
Heidelberg Materials AG .................... 41,791 7,780,017
Henkel AG & Co. KGaA .................... 34,478 2,825,136
Hensoldt AG
(a)
........................... 19,593 1,799,791
HOCHTIEF AG .......................... 4,614 2,364,788
Infineon Technologies AG ................... 414,325 29,733,424
Knorr-Bremse AG ........................ 21,950 2,610,639
Mercedes-Benz Group AG ................... 229,591 12,413,791
Merck KGaA
(a)
........................... 41,059 6,785,746
MTU Aero Engines AG ..................... 17,205 7,213,680
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 41,796 25,106,837
Nemetschek SE .......................... 21,232 1,431,137
QIAGEN N.V. ........................... 63,560 2,615,422
Rational AG ............................ 1,343 1,045,602
Rheinmetall AG .......................... 14,604 19,305,737
RWE AG .............................. 188,916 12,427,451
SAP SE ............................... 328,043 60,128,679
Scout24 SE
(c)
........................... 27,842 2,386,995
Siemens AG , Registered .................... 235,743 77,240,337
Siemens Energy AG ....................... 246,760 42,157,211
Siemens Healthineers AG
(c)
.................. 101,438 4,319,695
Symrise AG , Class A ...................... 44,581 4,574,902
Talanx AG .............................. 14,789 1,965,674
Vonovia SE ............................. 238,697 5,790,941
Zalando SE
(b) (c)
.......................... 70,893 2,312,189
605,105,818
a
Greece  —  0 .1%
Allwyn AG
(a)
............................ 53,509 827,075
Alpha Bank SA .......................... 635,608 3,151,809
Eurobank SA ............................ 733,696 3,791,407
GEK TERNA SA ......................... 10,521 550,723
Hellenic Telecommunications Organization SA ..... 56,482 1,303,556
JUMBO SA ............................. 54,029 1,509,765
National Bank of Greece SA ................. 229,495 4,294,091
Piraeus Bank SA
(b)
........................ 331,403 3,865,506
Public Power Corp. SA ..................... 57,244 1,475,068
20,769,000
a
Hong Kong  —  0 .4%
AIA Group Ltd. .......................... 3,353,800 33,809,290
BOC Hong Kong Holdings Ltd. ................ 1,317,500 8,761,457
CK Asset Holdings Ltd. ..................... 561,516 3,420,203
CK Hutchison Holdings Ltd. .................. 861,016 8,067,096
CK Infrastructure Holdings Ltd. ................ 184,500 1,471,672

iShares
®
MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Hong Kong (continued)
CLP Holdings Ltd. ........................ 528,500 $ 5,254,529
Futu Holdings Ltd. , ADR .................... 16,186 1,701,472
Galaxy Entertainment Group Ltd. .............. 575,000 2,507,571
Henderson Land Development Co. Ltd. .......... 473,003 1,714,810
HKT Trust & HKT Ltd. , Class SS ............... 1,236,000 2,092,357
Hong Kong & China Gas Co. Ltd. .............. 3,193,040 2,858,527
Hong Kong Exchanges & Clearing Ltd. .......... 302,200 15,745,467
Hongkong Land Holdings Ltd. ................ 317,200 2,572,092
Jardine Matheson Holdings Ltd. ............... 49,200 3,267,614
Link REIT .............................. 777,160 3,873,748
MTR Corp. Ltd.
(a)
......................... 519,000 2,189,748
Power Assets Holdings Ltd. .................. 414,000 3,116,773
Sands China Ltd. ......................... 754,000 1,413,978
Sino Land Co. Ltd. ........................ 988,000 1,345,697
SITC International Holdings Co. Ltd. ............ 441,000 2,223,432
Sun Hung Kai Properties Ltd. ................. 455,000 7,141,157
Swire Pacific Ltd. , Class A ................... 105,500 1,339,787
Techtronic Industries Co. Ltd. ................. 454,000 7,627,180
WH Group Ltd.
(c)
......................... 2,751,000 2,959,987
Wharf Real Estate Investment Co. Ltd. .......... 476,200 1,610,501
Zijin Gold International Co. Ltd. ............... 110,400 1,669,436
129,755,581
a
Hungary  —  0 .0%
MOL Hungarian Oil & Gas PLC
(b)
.............. 119,126 1,705,596
OTP Bank Nyrt .......................... 78,770 11,669,129
Richter Gedeon Nyrt ....................... 25,206 939,155
14,313,880
a
India  —  1 .4%
ABB India Ltd. ........................... 16,000 1,220,633
Adani Enterprises Ltd. ..................... 51,166 1,613,135
Adani Ports & Special Economic Zone Ltd. ........ 155,462 2,762,018
Adani Power Ltd.
(b)
........................ 1,214,633 2,687,477
Aditya Birla Capital Ltd.
(b)
................... 238,129 1,008,628
Alkem Laboratories Ltd. .................... 13,055 786,803
Ambuja Cements Ltd. ...................... 219,910 995,313
APL Apollo Tubes Ltd. ..................... 54,275 1,034,730
Apollo Hospitals Enterprise Ltd. ............... 34,673 3,252,928
Ashok Leyland Ltd. ....................... 981,737 1,709,026
Asian Paints Ltd. ......................... 114,061 3,280,979
Astral Ltd. .............................. 39,389 597,669
AU Small Finance Bank Ltd.
(c)
................ 161,853 1,776,354
Aurobindo Pharma Ltd. ..................... 80,474 1,332,111
Avenue Supermarts Ltd.
(b) (c)
.................. 48,058 1,976,146
Axis Bank Ltd. ........................... 648,341 8,348,896
Bajaj Auto Ltd. ........................... 22,335 2,696,067
Bajaj Finance Ltd. ........................ 766,540 9,163,455
Bajaj Finserv Ltd. ......................... 138,025 2,933,682
Bajaj Holdings & Investment Ltd. .............. 6,814 809,863
Balkrishna Industries Ltd. ................... 24,243 628,422
Bank of Baroda .......................... 354,696 901,553
Bharat Electronics Ltd. ..................... 1,127,656 4,583,262
Bharat Forge Ltd. ......................... 71,325 1,643,084
Bharat Heavy Electricals Ltd. ................. 409,606 1,746,194
Bharat Petroleum Corp. Ltd. ................. 541,930 1,811,116
Bharti Airtel Ltd. .......................... 807,395 16,680,233
Bosch Ltd. ............................. 2,234 961,777
Britannia Industries Ltd. .................... 35,173 1,996,095
BSE Ltd. .............................. 31,026 1,185,064
Canara Bank ............................ 503,644 659,272
CG Power & Industrial Solutions Ltd. ............ 203,527 1,841,267
Cholamandalam Investment and Finance Co. Ltd. ... 142,901 2,769,242
Cipla Ltd. .............................. 191,825 2,960,489
Coal India Ltd. ........................... 543,490 2,359,542
Security Shares Value
a
India (continued)
Colgate-Palmolive India Ltd. ................. 32,670 $ 710,803
Coromandel International Ltd. ................ 37,643 818,023
Cummins India Ltd. ....................... 45,271 2,618,267
Dabur India Ltd. .......................... 149,060 658,322
Divi's Laboratories Ltd. ..................... 44,562 3,761,846
Dixon Technologies India Ltd. ................ 11,219 1,651,106
DLF Ltd. ............................... 224,865 1,553,194
Dr Reddy's Laboratories Ltd. ................. 197,676 2,371,661
Eicher Motors Ltd. ........................ 45,897 3,765,717
Eternal Ltd.
(b)
............................ 830,279 2,631,267
Federal Bank Ltd. ........................ 744,884 2,800,388
Fortis Healthcare Ltd. ...................... 151,275 1,498,738
FSN E-Commerce Ventures Ltd.
(b)
............. 366,263 1,280,259
GAIL India Ltd. .......................... 785,228 1,491,833
GE Vernova T&D India Ltd. .................. 46,156 2,089,962
GMR Airports Ltd.
(b)
....................... 916,257 1,010,385
Godrej Consumer Products Ltd. ............... 121,464 1,362,319
Godrej Properties Ltd. ..................... 30,995 683,956
Grasim Industries Ltd. ...................... 88,311 2,868,393
Havells India Ltd. ......................... 98,219 1,297,580
HCL Technologies Ltd. ..................... 271,421 3,838,035
HDFC Asset Management Co. Ltd.
(c)
............ 52,785 1,446,155
HDFC Bank Ltd. ......................... 3,563,783 27,910,853
HDFC Life Insurance Co. Ltd.
(c)
............... 290,484 1,669,028
Hero MotoCorp Ltd. ....................... 37,555 2,119,993
Hindalco Industries Ltd. .................... 434,331 4,450,527
Hindustan Aeronautics Ltd. .................. 68,384 3,331,029
Hindustan Petroleum Corp. Ltd. ............... 355,238 1,445,629
Hindustan Unilever Ltd. ..................... 252,296 5,553,727
Hitachi Energy India Ltd. .................... 4,171 1,405,744
ICICI Bank Ltd. .......................... 1,657,035 24,903,825
ICICI Lombard General Insurance Co. Ltd.
(c)
....... 79,664 1,355,603
ICICI Prudential Life Insurance Co. Ltd.
(c)
......... 105,830 571,393
IDFC First Bank Ltd. ....................... 927,687 823,027
Indian Bank ............................ 143,995 1,261,464
Indian Hotels Co. Ltd. (The) , Class A ............ 257,883 1,996,233
Indian Oil Corp. Ltd. ....................... 868,267 1,272,802
Indus Towers Ltd.
(b)
....................... 428,439 1,756,783
IndusInd Bank Ltd. ........................ 163,292 1,731,708
Info Edge India Ltd. ....................... 135,897 1,745,537
Infosys Ltd. ............................. 950,574 11,291,915
InterGlobe Aviation Ltd.
(c)
.................... 65,113 3,525,778
ITC Ltd. ............................... 1,000,071 2,944,167
Jindal Stainless Ltd. ....................... 120,061 924,510
Jindal Steel Ltd. .......................... 97,795 1,130,866
Jio Financial Services Ltd. ................... 929,778 2,498,675
JSW Energy Ltd. ......................... 152,664 887,336
JSW Steel Ltd. .......................... 228,288 3,038,689
Kotak Mahindra Bank Ltd. ................... 1,670,713 6,829,805
L&T Finance Ltd. ......................... 288,002 939,191
Larsen & Toubro Ltd. ...................... 201,177 8,297,725
Lodha Developers Ltd.
(c)
.................... 81,250 1,059,095
LTM Ltd.
(c)
.............................. 34,998 1,602,218
Lupin Ltd. .............................. 89,848 2,274,097
Mahindra & Mahindra Ltd. ................... 290,102 10,329,841
Mankind Pharma Ltd. ...................... 40,452 1,046,771
Marico Ltd. ............................. 148,901 1,358,358
Maruti Suzuki India Ltd. .................... 41,431 6,178,392
Max Healthcare Institute Ltd. ................. 247,003 2,842,896
Mphasis Ltd. ............................ 20,885 513,932
MRF Ltd. .............................. 466 648,277
Multi Commodity Exchange of India Ltd. ......... 1,597 45,068
Muthoot Finance Ltd. ...................... 38,151 1,246,466
National Aluminium Co. Ltd. .................. 380,079 1,398,335

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Nestle India Ltd. ......................... 199,885 $ 3,161,094
NHPC Ltd. ............................. 961,154 792,988
NMDC Ltd. ............................. 860,631 767,558
NTPC Ltd. ............................. 1,353,964 4,923,834
Oberoi Realty Ltd. ........................ 36,061 690,474
Oil & Natural Gas Corp. Ltd. ................. 735,392 1,873,510
Oil India Ltd. ............................ 123,867 596,833
One 97 Communications Ltd.
(b)
................ 118,133 1,662,147
Oracle Financial Services Software Ltd. .......... 6,784 795,508
Page Industries Ltd. ....................... 1,783 754,198
PB Fintech Ltd.
(b)
......................... 108,141 1,815,444
Persistent Systems Ltd. .................... 34,799 2,025,341
Petronet LNG Ltd. ........................ 154,114 453,270
Phoenix Mills Ltd. (The) .................... 62,411 1,238,646
PI Industries Ltd. ......................... 23,399 674,591
Pidilite Industries Ltd. ...................... 102,836 1,736,515
Polycab India Ltd. ........................ 19,693 1,878,515
Power Finance Corp. Ltd. ................... 511,176 2,272,259
Power Grid Corp. of India Ltd. ................ 1,420,231 4,227,715
Prestige Estates Projects Ltd. ................ 49,149 832,405
Punjab National Bank ...................... 599,907 708,258
REC Ltd. .............................. 406,248 1,587,250
Reliance Industries Ltd. .................... 1,876,847 25,696,748
Samvardhana Motherson International Ltd. ....... 1,383,784 2,185,551
SBI Cards & Payment Services Ltd. ............ 77,999 539,222
SBI Life Insurance Co. Ltd.
(c)
................. 142,277 2,804,805
Shree Cement Ltd. ........................ 2,849 777,863
Shriram Finance Ltd. ...................... 482,361 5,286,741
Siemens Energy India Ltd. ................... 27,512 931,406
Siemens Ltd. ............................ 29,716 1,170,469
Solar Industries India Ltd. ................... 8,516 1,641,529
SRF Ltd. .............................. 57,746 1,586,628
State Bank of India ........................ 580,869 6,251,558
Sun Pharmaceutical Industries Ltd. ............. 289,962 6,045,800
Sundaram Finance Ltd. ..................... 19,095 933,252
Supreme Industries Ltd. .................... 16,086 584,172
Suzlon Energy Ltd.
(b)
...................... 2,609,296 1,311,151
Swiggy Ltd.
(b)
........................... 501,867 1,497,970
Tata Communications Ltd. ................... 27,944 514,310
Tata Consultancy Services Ltd. ............... 277,035 6,873,116
Tata Consumer Products Ltd. ................. 200,981 2,280,493
Tata Motors Ltd. .......................... 611,968 2,799,400
Tata Motors Passenger Vehicles Ltd. ............ 622,307 2,215,135
Tata Power Co. Ltd. (The) ................... 465,997 1,859,179
Tata Steel Ltd. ........................... 2,278,596 4,533,705
Tech Mahindra Ltd. ....................... 203,092 3,526,355
Titan Co. Ltd. ........................... 116,133 5,929,181
Torrent Pharmaceuticals Ltd. ................. 37,809 2,030,608
Torrent Power Ltd. ........................ 53,485 791,475
Trent Ltd. .............................. 92,677 2,918,671
Tube Investments of India Ltd. ................ 37,888 1,092,851
TVS Motor Co. Ltd. ....................... 93,966 4,245,306
UltraTech Cement Ltd. ..................... 30,787 3,839,373
Union Bank of India Ltd. .................... 389,228 698,411
United Spirits Ltd. ........................ 94,421 1,500,228
UPL Ltd. ............................... 147,310 932,916
Varun Beverages Ltd. ...................... 416,163 1,928,463
Vedanta Aluminium Metal Ltd. ................ 360,472 1,715,940
Vedanta Ltd. ............................ 364,818 1,012,815
Vishal Mega Mart Ltd.
(b)
..................... 682,714 766,311
Vodafone Idea Ltd.
(b)
....................... 7,659,597 1,044,435
Voltas Ltd. ............................. 77,361 1,077,501
WAAREE Energies Ltd. .................... 29,121 816,813
Wipro Ltd. .............................. 755,770 1,457,748
Security Shares Value
a
India (continued)
Yes Bank Ltd.
(b)
.......................... 4,325,549 $ 1,031,742
Zydus Lifesciences Ltd. .................... 60,094 709,503
447,933,244
a
Indonesia  —  0 .1%
Astra International Tbk PT ................... 7,492,200 2,123,498
Bank Central Asia Tbk PT ................... 17,384,100 6,092,688
Bank Mandiri Persero Tbk PT ................ 11,605,528 2,700,256
Bank Negara Indonesia Persero Tbk PT ......... 5,635,576 1,103,502
Bank Rakyat Indonesia Persero Tbk PT .......... 22,103,430 3,717,263
Barito Pacific Tbk PT ...................... 5,792,464 589,287
Bumi Resources Minerals Tbk PT
(b)
............. 17,876,800 553,842
Charoen Pokphand Indonesia Tbk PT ........... 2,389,745 436,938
GoTo Gojek Tokopedia Tbk PT , Class A
(b)
......... 254,810,900 708,044
Telkom Indonesia Persero Tbk PT ............. 14,699,700 2,146,020
United Tractors Tbk PT ..................... 455,306 606,012
20,777,350
a
Ireland  —  0 .1%
AIB Group PLC .......................... 599,937 7,135,422
Bank of Ireland Group PLC .................. 298,164 6,261,411
Kerry Group PLC , Class A ................... 57,927 5,530,264
Kingspan Group PLC ...................... 40,324 3,747,864
Ryanair Holdings PLC ..................... 220,470 6,182,308
28,857,269
a
Israel  —  0 .2%
Azrieli Group Ltd. ......................... 13,341 1,761,169
Bank Hapoalim BM ....................... 383,791 9,317,661
Bank Leumi Le-Israel BM ................... 450,269 10,639,099
Check Point Software Technologies Ltd.
(a) (b)
....... 26,981 3,430,095
CyberArk Software Ltd.
(b)
.................... 13,697 616,365
Elbit Systems Ltd. ........................ 9,111 7,360,165
Enlight Renewable Energy Ltd.
(a) (b)
............. 40,855 3,467,350
Harel Insurance Investments & Financial Services Ltd. 32,647 1,871,574
ICL Group Ltd.
(a)
......................... 306,067 1,564,021
Israel Discount Bank Ltd. , Class A ............. 385,178 4,019,908
Mizrahi Tefahot Bank Ltd. ................... 56,346 4,193,161
Nova Ltd.
(b)
............................. 9,479 3,766,682
OPC Energy Ltd.
(a) (b)
....................... 37,417 1,173,970
Phoenix Financial Ltd. ..................... 67,589 3,789,679
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 376,008 13,164,040
Tower Semiconductor Ltd.
(b)
.................. 36,198 7,929,760
78,064,699
a
Italy  —  0 .7%
Banca Mediolanum SpA .................... 71,031 1,903,272
Banca Monte dei Paschi di Siena SpA ........... 613,021 8,210,425
Banco BPM SpA ......................... 363,058 6,628,782
BPER Banca SpA ........................ 461,851 7,504,711
Buzzi SpA .............................. 22,661 1,074,932
CNH Industrial N.V. ....................... 282,577 2,896,414
Davide Campari-Milano N.V.
(a)
................ 220,521 1,501,905
Enel SpA .............................. 2,478,784 27,993,896
Eni SpA ............................... 577,481 16,063,603
Ferrari N.V. ............................. 38,900 15,295,208
FinecoBank Banca Fineco SpA ............... 176,952 4,847,927
Generali
(a)
.............................. 249,558 12,647,356
Intesa Sanpaolo SpA ...................... 4,389,951 33,184,980
Italgas SpA ............................. 181,858 1,876,061
Leonardo SpA ........................... 127,252 8,110,343
Moncler SpA ............................ 65,508 3,726,013
Poste Italiane SpA ........................ 117,113 3,542,968
Prysmian SpA ........................... 84,920 11,718,382
Recordati Industria Chimica e Farmaceutica SpA ... 39,127 2,330,756

iShares
®
MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Italy (continued)
Snam SpA ............................. 704,238 $ 4,775,310
Stellantis N.V.
(b)
.......................... 646,827 3,724,149
Telecom Italia SpA
(b)
....................... 505,770 4,294,925
Tenaris SA ............................. 115,343 3,309,146
Terna - Rete Elettrica Nazionale ............... 521,756 5,981,477
UniCredit SpA ........................... 436,797 41,195,125
Unipol Assicurazioni SpA .................... 112,949 3,534,118
237,872,184
a
Japan  —  5 .0%
Advantest Corp. .......................... 233,800 46,194,658
Aeon Co. Ltd. ........................... 695,900 5,970,626
AGC, Inc. .............................. 60,800 2,292,950
Aisin Corp. ............................. 152,400 2,101,094
Ajinomoto Co., Inc. ........................ 272,800 8,412,704
ANA Holdings, Inc. ........................ 52,300 1,021,512
Asahi Group Holdings Ltd. ................... 468,800 4,892,488
Asahi Kasei Corp. ........................ 401,400 4,284,922
Asics Corp. ............................. 215,700 6,359,790
Astellas Pharma, Inc. ...................... 561,600 7,713,465
Bandai Namco Holdings, Inc. ................. 171,600 4,971,118
Bridgestone Corp. ........................ 343,400 8,480,406
Canon, Inc. ............................. 262,000 7,292,797
Capcom Co. Ltd. ......................... 108,900 2,735,607
Central Japan Railway Co. .................. 228,600 5,688,674
Chiba Bank Ltd. (The) ...................... 160,200 2,604,060
Chubu Electric Power Co., Inc. ................ 189,800 3,286,399
Chugai Pharmaceutical Co. Ltd. ............... 208,100 9,029,739
Dai Nippon Printing Co. Ltd. ................. 132,800 2,407,958
Daifuku Co. Ltd. .......................... 104,500 3,849,381
Daiichi Life Group, Inc. ..................... 1,109,800 13,381,262
Daiichi Sankyo Co. Ltd. ..................... 566,000 9,147,423
Daikin Industries Ltd. ...................... 82,200 11,907,062
Daito Trust Construction Co. Ltd. .............. 85,900 1,818,906
Daiwa House Industry Co. Ltd. ................ 176,200 5,174,384
Daiwa Securities Group, Inc. ................. 437,400 4,893,035
Denso Corp. ............................ 556,100 6,828,299
Disco Corp. ............................. 28,100 10,043,903
East Japan Railway Co. .................... 303,500 6,983,092
Ebara Corp. ............................ 148,300 5,034,427
Eisai Co. Ltd. ........................... 80,600 2,423,065
ENEOS Holdings, Inc. ..................... 842,580 6,958,469
FANUC Corp. ........................... 291,900 11,762,249
Fast Retailing Co. Ltd. ..................... 60,800 29,771,891
Fuji Electric Co. Ltd. ....................... 40,800 3,560,586
FUJIFILM Holdings Corp. ................... 334,200 7,866,942
Fujikura Ltd. ............................ 473,500 12,015,698
Fujitsu Ltd. ............................. 556,700 12,831,531
Furukawa Electric Co. Ltd. ................... 207,800 3,965,223
Hankyu Hanshin Holdings, Inc. ................ 72,600 2,148,082
Hikari Tsushin, Inc. ........................ 6,300 1,540,455
Hitachi Ltd. ............................. 1,406,300 46,085,204
Honda Motor Co. Ltd. ...................... 1,175,500 11,848,596
Hoya Corp. ............................. 107,100 16,377,402
Hulic Co. Ltd. ........................... 183,400 2,016,436
Ibiden Co. Ltd. ........................... 72,400 7,243,102
Idemitsu Kosan Co. Ltd. .................... 230,200 1,884,539
IHI Corp. .............................. 329,800 5,766,537
Inpex Corp. ............................. 274,700 6,331,469
Isuzu Motors Ltd. ......................... 148,100 2,209,584
ITOCHU Corp. .......................... 1,757,300 22,053,431
Japan Exchange Group, Inc. ................. 325,200 4,423,730
Japan Post Bank Co. Ltd. ................... 571,900 11,057,759
Japan Post Holdings Co. Ltd. ................. 563,900 8,342,540
Japan Post Insurance Co. Ltd. ................ 151,200 1,664,878
Security Shares Value
a
Japan (continued)
Japan Tobacco, Inc. ....................... 341,300 $ 15,217,501
JFE Holdings, Inc. ........................ 146,200 1,658,803
JX Advanced Metals Corp. .................. 168,900 3,913,105
Kajima Corp. ............................ 136,400 4,557,699
Kansai Electric Power Co., Inc. (The) ........... 274,400 4,155,644
Kao Corp. .............................. 274,800 5,648,805
Kawasaki Heavy Industries Ltd. ............... 227,200 3,881,632
Kawasaki Kisen Kaisha Ltd. .................. 104,800 1,867,414
KDDI Corp. ............................. 912,200 16,806,113
Keyence Corp. .......................... 61,400 30,797,418
Kikkoman Corp. .......................... 207,100 2,132,915
Kioxia Holdings Corp.
(b)
..................... 101,000 28,152,375
Kirin Holdings Co. Ltd. ..................... 243,700 4,508,389
Komatsu Ltd. ........................... 276,300 11,988,721
Konami Group Corp. ...................... 28,700 3,697,120
Kubota Corp. ........................... 290,800 4,933,563
Kyocera Corp. ........................... 381,200 8,693,947
Kyowa Kirin Co. Ltd. ....................... 55,800 895,731
Lasertec Corp. .......................... 24,700 5,674,384
LY Corp. ............................... 871,800 2,429,046
Makita Corp. ............................ 62,900 2,026,034
Marubeni Corp. .......................... 434,500 14,043,329
MINEBEA MITSUMI, Inc. ................... 121,000 2,755,669
Mitsubishi Chemical Group Corp. .............. 361,200 2,658,017
Mitsubishi Corp. .......................... 961,700 28,747,875
Mitsubishi Electric Corp. .................... 602,900 21,718,320
Mitsubishi Estate Co. Ltd. ................... 320,100 7,771,122
Mitsubishi HC Capital, Inc. ................... 257,900 2,374,537
Mitsubishi Heavy Industries Ltd. ............... 1,002,200 23,413,723
Mitsubishi UFJ Financial Group, Inc. ............ 3,408,700 76,138,420
Mitsui & Co. Ltd. ......................... 752,100 23,077,643
Mitsui Fudosan Co. Ltd. .................... 778,700 7,585,635
Mitsui Kinzoku Co. Ltd. ..................... 17,300 3,257,123
Mitsui OSK Lines Ltd. ...................... 106,800 3,945,397
Mizuho Financial Group, Inc. ................. 757,490 39,271,456
MS&AD Insurance Group Holdings, Inc. ......... 393,400 12,110,254
Murata Manufacturing Co. Ltd. ................ 516,600 23,538,527
NEC Corp. ............................. 392,100 11,652,686
Nexon Co. Ltd. .......................... 116,200 1,821,138
NIDEC CORP.
(b)
.......................... 250,600 4,024,093
Nintendo Co. Ltd. ......................... 344,600 16,438,154
Nippon Building Fund, Inc. ................... 3,530 2,977,577
Nippon Paint Holdings Co. Ltd. ................ 311,000 2,346,786
Nippon Sanso Holdings Corp. ................ 45,500 1,635,691
Nippon Steel Corp. ........................ 1,537,070 6,261,746
Nippon Yusen KK ......................... 135,600 5,206,698
Nissan Motor Co. Ltd.
(a) (b)
................... 708,200 1,495,206
Nitori Holdings Co. Ltd. ..................... 147,700 2,382,843
Nitto Denko Corp. ........................ 212,100 4,478,790
Nomura Holdings, Inc. ..................... 922,200 8,921,816
Nomura Research Institute Ltd. ............... 118,400 3,502,692
NTT, Inc. .............................. 9,616,400 9,217,446
Obayashi Corp. .......................... 215,100 4,227,637
Obic Co. Ltd. ............................ 105,400 3,023,247
Olympus Corp. .......................... 360,800 4,123,720
Oriental Land Co. Ltd.
(a)
.................... 330,700 6,600,658
ORIX Corp. ............................. 353,100 14,250,880
Osaka Gas Co. Ltd. ....................... 115,300 3,955,818
Otsuka Corp. ........................... 61,600 1,271,088
Otsuka Holdings Co. Ltd. ................... 130,800 9,069,594
Pan Pacific International Holdings Corp. ......... 603,900 3,424,396
Panasonic Holdings Corp. ................... 739,200 19,546,268
Rakuten Group, Inc.
(b)
...................... 460,100 2,399,030
Recruit Holdings Co. Ltd. ................... 420,600 33,261,391

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Renesas Electronics Corp. .................. 567,200 $ 11,368,816
Resona Holdings, Inc. ..................... 653,600 8,863,338
Resonac Holdings Corp. .................... 55,300 4,606,439
Ryohin Keikaku Co. Ltd. .................... 168,100 4,409,307
Sanrio Co. Ltd. .......................... 278,200 2,225,006
SBI Holdings, Inc. ........................ 168,060 3,172,683
SCREEN Holdings Co. Ltd. .................. 48,000 3,661,662
Secom Co. Ltd. .......................... 134,400 5,789,418
Seibu Holdings, Inc. ....................... 65,800 1,473,583
Sekisui House Ltd. ........................ 214,900 4,704,648
Seven & i Holdings Co. Ltd. .................. 580,600 7,698,824
Shimano, Inc. ........................... 24,800 3,130,507
Shimizu Corp. ........................... 168,200 2,477,725
Shin-Etsu Chemical Co. Ltd. ................. 520,900 18,570,140
Shionogi & Co. Ltd. ....................... 245,700 4,442,573
Shiseido Co. Ltd. ......................... 117,900 2,328,953
SMC Corp. ............................. 17,800 7,690,673
SoftBank Corp. .......................... 9,205,400 12,920,494
SoftBank Group Corp. ..................... 1,180,700 36,775,828
Sompo Holdings, Inc. ...................... 274,400 12,182,427
Sony Group Corp. ........................ 1,849,100 43,211,366
Subaru Corp. ........................... 166,400 2,832,534
Sumitomo Corp. ......................... 1,300,200 13,496,020
Sumitomo Electric Industries Ltd. .............. 891,700 11,801,730
Sumitomo Metal Mining Co. Ltd. ............... 76,600 3,850,332
Sumitomo Mitsui Financial Group, Inc. ........... 1,158,300 49,770,885
Sumitomo Mitsui Trust Group, Inc. ............. 752,064 7,733,234
Sumitomo Realty & Development Co. Ltd. ........ 183,600 4,115,270
Suntory Beverage & Food Ltd. ................ 41,700 1,208,968
Suzuki Motor Corp. ....................... 466,000 6,082,952
T&D Holdings, Inc. ........................ 139,900 4,409,064
Taisei Corp. ............................ 42,300 3,426,403
Takeda Pharmaceutical Co. Ltd. ............... 498,434 17,114,043
TDK Corp. ............................. 606,900 11,669,750
Terumo Corp. ........................... 392,900 5,763,802
Toho Co. Ltd. ........................... 144,900 1,386,115
Tokio Marine Holdings, Inc. .................. 567,100 28,903,019
Tokyo Electron Ltd. ....................... 142,700 47,709,897
Tokyo Gas Co. Ltd. ....................... 91,600 3,536,205
TOPPAN Holdings, Inc. ..................... 75,500 2,117,084
Toray Industries, Inc. ...................... 439,600 3,157,758
Toyota Motor Corp. ....................... 2,986,100 56,510,943
Toyota Tsusho Corp. ....................... 207,300 8,604,056
Unicharm Corp. .......................... 343,200 2,176,901
West Japan Railway Co. .................... 136,500 2,575,729
Yamaha Motor Co. Ltd. ..................... 264,600 2,213,347
Yokogawa Electric Corp. .................... 61,400 2,189,812
Yokohama Financial Group, Inc. ............... 323,900 3,686,888
Zensho Holdings Co. Ltd. ................... 24,800 1,548,549
1,611,807,734
a
Kuwait  —  0 .1%
Boubyan Bank KSCP ...................... 651,406 1,357,168
Kuwait Finance House KSCP ................. 3,647,650 9,253,686
Mabanee Co. KPSC ....................... 280,501 841,690
Mobile Telecommunications Co. KSCP .......... 743,457 1,435,932
National Bank of Kuwait SAKP ................ 2,488,899 6,908,477
Warba Bank KSCP ........................ 746,409 674,500
20,471,453
a
Malaysia  —  0 .1%
AMMB Holdings Bhd ...................... 779,900 1,291,691
CELCOMDIGI Bhd
(a)
....................... 1,068,683 779,741
CIMB Group Holdings Bhd .................. 2,508,200 4,843,805
Gamuda Bhd
(a)
.......................... 1,122,400 1,172,730
Security Shares Value
a
Malaysia (continued)
Hong Leong Bank Bhd ..................... 198,400 $ 1,070,461
IHH Healthcare Bhd ....................... 811,600 1,659,371
Kuala Lumpur Kepong Bhd .................. 103,800 534,448
Malayan Banking Bhd ...................... 1,897,400 5,058,451
Maxis Bhd
(a)
............................ 808,200 731,860
MISC Bhd .............................. 365,300 714,241
Petronas Chemicals Group Bhd ............... 1,129,600 1,324,867
Petronas Gas Bhd
(a)
....................... 381,800 1,638,755
Press Metal Aluminium Holdings Bhd
(a)
.......... 1,378,200 2,675,415
Public Bank Bhd ......................... 4,045,250 5,114,087
RHB Bank Bhd .......................... 406,400 850,015
SD Guthrie Bhd .......................... 336,100 540,359
Sunway Bhd
(a)
........................... 776,300 1,001,627
Telekom Malaysia Bhd
(a)
.................... 404,400 766,738
Tenaga Nasional Bhd ...................... 930,700 3,324,896
YTL Power International Bhd
(a)
................ 1,011,840 1,033,870
36,127,428
a
Mexico  —  0 .2%
America Movil SAB de CV , Series B ............ 5,026,677 6,405,425
Arca Continental SAB de CV ................. 132,952 1,523,465
Cemex SAB de CV, CPO , NVS ............... 4,722,412 5,592,348
Coca-Cola Femsa SAB de CV ................ 124,900 1,350,430
Fibra Uno Administracion SA de CV ............ 674,500 1,214,680
Fomento Economico Mexicano SAB de CV ....... 595,596 7,615,389
Gruma SAB de CV , Class B .................. 42,125 628,075
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 96,424 1,287,899
Grupo Aeroportuario del Pacifico SAB de CV , Class B 119,370 2,595,132
Grupo Aeroportuario del Sureste SAB de CV , Class B 60,228 1,667,898
Grupo Bimbo SAB de CV , Series A
(a)
............ 417,726 1,494,403
Grupo Carso SAB de CV , Series A1 ............ 220,381 1,886,526
Grupo Financiero Banorte SAB de CV , Class O .... 828,801 9,598,482
Grupo Financiero Inbursa SAB de CV
(a)
.......... 701,121 1,801,026
Grupo Mexico SAB de CV , Series B ............ 986,769 11,834,733
Industrias Penoles SAB de CV ................ 62,810 2,891,447
Kimberly-Clark de Mexico SAB de CV , Class A ..... 306,900 712,340
Prologis Property Mexico SA de CV ............ 271,328 1,218,505
Sigma Foods SAB de CV ................... 772,303 787,486
Wal-Mart de Mexico SAB de CV ............... 1,608,211 4,665,989
66,771,678
a
Netherlands  —  1 .2%
ABN AMRO Bank N.V., CVA ................. 189,723 8,582,596
Adyen N.V.
(b) (c)
........................... 8,033 8,171,294
Aegon Ltd. ............................. 436,893 4,151,969
AerCap Holdings N.V. ...................... 52,276 7,888,448
Akzo Nobel N.V. ......................... 55,955 3,919,228
ASM International N.V. ..................... 14,964 13,858,890
ASML Holding N.V. ....................... 123,363 203,295,427
ASR Nederland N.V. ....................... 44,788 3,661,725
BE Semiconductor Industries N.V. ............. 23,331 5,350,238
Coca-Cola Europacific Partners PLC ............ 68,071 7,451,052
CSG N.V.
(a) (b)
............................ 62,861 1,197,504
CVC Capital Partners PLC
(c)
................. 62,791 1,054,269
DSM-Firmenich AG ....................... 51,347 5,535,605
EXOR N.V. ............................. 25,319 2,027,565
Heineken Holding N.V. ..................... 44,002 3,701,712
Heineken N.V. ........................... 88,384 8,002,315
ING Groep N.V. .......................... 916,101 32,193,205
InPost SA
(b)
............................. 96,039 1,712,911
Koninklijke Ahold Delhaize N.V. ............... 277,730 11,004,282
Koninklijke KPN N.V. ...................... 1,176,521 5,555,344
Koninklijke Philips N.V. ..................... 240,141 6,327,197
Magnum Ice Cream Co. N.V. (The)
(b)
............ 148,852 2,781,731

iShares
®
MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Netherlands (continued)
NN Group N.V. .......................... 84,808 $ 7,994,098
Prosus N.V.
(b)
........................... 409,469 19,029,170
Universal Music Group N.V. .................. 325,091 5,363,856
Wolters Kluwer N.V. ....................... 75,138 5,898,979
X5 Retail Group N.V. , GDR
(b) (d)
................ 24,002 3
385,710,613
a
New Zealand  —  0 .0%
Auckland International Airport Ltd. ............. 467,439 2,396,657
Contact Energy Ltd. ....................... 252,402 1,349,755
Fisher & Paykel Healthcare Corp. Ltd. ........... 195,167 4,667,768
Infratil Ltd. ............................. 305,732 2,653,989
Meridian Energy Ltd. ...................... 280,071 939,158
12,007,327
a
Norway  —  0 .1%
Aker BP ASA ............................ 112,377 4,006,734
DNB Bank ASA .......................... 288,167 9,278,575
Equinor ASA ............................ 225,714 9,265,764
Gjensidige Forsikring ASA ................... 42,183 1,258,358
Kongsberg Gruppen ASA ................... 141,822 4,432,358
Mowi ASA .............................. 129,568 2,774,729
Norsk Hydro ASA ......................... 422,010 3,892,631
Orkla ASA .............................. 266,495 2,960,211
Salmar ASA ............................ 17,034 928,662
Telenor ASA ............................ 213,053 3,007,807
Var Energi ASA .......................... 155,081 779,128
Yara International ASA ..................... 57,814 2,727,191
45,312,148
a
Peru  —  0 .1%
Cia de Minas Buenaventura SAA , ADR .......... 61,619 1,865,823
Credicorp Ltd. ........................... 20,788 8,327,257
Southern Copper Corp. ..................... 31,442 5,744,768
15,937,848
a
Philippines  —  0 .0%
Ayala Corp. ............................. 51,850 433,112
Ayala Land, Inc. .......................... 2,861,100 788,078
Bank of the Philippine Islands ................ 695,378 1,161,599
BDO Unibank, Inc. ........................ 738,958 1,497,964
International Container Terminal Services, Inc. ..... 232,130 3,645,262
Metropolitan Bank & Trust Co. ................ 517,180 553,839
PLDT, Inc. ............................. 16,515 328,349
SM Investments Corp. ..................... 70,920 686,912
SM Prime Holdings, Inc. .................... 3,815,925 1,140,604
10,235,719
a
Poland  —  0 .1%
Allegro.eu SA
(b) (c)
......................... 253,037 3,048,125
Asseco Poland SA
(a)
....................... 9,766 523,046
Bank Millennium SA
(b)
...................... 194,362 1,074,112
Bank Polska Kasa Opieki SA ................. 68,394 4,508,175
Budimex SA ............................ 3,836 743,993
CD Projekt SA
(b)
.......................... 16,970 1,135,123
Dino Polska SA
(b) (c)
........................ 166,401 1,426,786
Erste Bank Polska SA ...................... 9,521 1,877,119
KGHM Polska Miedz SA .................... 52,000 4,310,507
LPP SA ............................... 303 1,762,514
mBank SA
(b)
............................ 2,468 894,853
ORLEN SA ............................. 165,929 6,584,277
PGE Polska Grupa Energetyczna SA
(b)
.......... 219,055 592,036
Powszechna Kasa Oszczednosci Bank Polski SA ... 299,418 8,968,431
Powszechny Zaklad Ubezpieczen SA ........... 194,724 3,708,249
Security Shares Value
a
Poland (continued)
Zabka Group SA ......................... 95,882 $ 817,181
41,974,527
a
Portugal  —  0 .1%
Banco Comercial Portugues SA , Class R ......... 2,460,510 3,031,608
Banco Espirito Santo SA , Registered
(b) (d)
......... 3 —
EDP Renewables SA ...................... 78,777 1,222,378
EDP SA ............................... 971,123 5,000,605
Galp Energia SGPS SA .................... 150,129 3,409,521
Jeronimo Martins SGPS SA .................. 94,891 1,903,029
14,567,141
a
Qatar  —  0 .1%
Al Rayan Bank .......................... 1,481,824 808,633
Commercial Bank PSQC (The) ................ 900,003 1,015,487
Dukhan Bank ........................... 665,203 592,933
Industries Qatar QSC ...................... 560,037 1,619,288
Mesaieed Petrochemical Holding Co. ........... 1,233,545 370,461
Ooredoo QPSC .......................... 523,235 1,794,871
Qatar Gas Transport Co. Ltd. ................. 909,529 1,032,416
Qatar Islamic Bank QPSC ................... 609,969 3,638,306
Qatar National Bank QPSC .................. 1,409,420 6,412,774
17,285,169
a
Russia  —  0 .0%
Alrosa PJSC
(b) (d)
.......................... 472,000 59
Mobile TeleSystems PJSC
(b) (d)
................ 482,206 61
Moscow Exchange MICEX-RTS PJSC
(b) (d)
........ 490,370 62
PhosAgro PJSC , GDR
(b) (d)
................... 511 5
Polyus PJSC
(b) (d)
......................... 97,810 1
Rosneft Oil Co. PJSC
(b) (d)
.................... 352,530 44
Sberbank of Russia PJSC
(b) (d)
................. 2,557,600 322
Severstal PAO
(b) (d)
........................ 47,814 6
T-Tekhnologii MKPAO , GDR
(b) (d) (e)
.............. 35,279 5
565
a
Saudi Arabia  —  0 .3%
ACWA Power Co.
(b)
....................... 60,863 3,049,429
Ades Holding Co. ......................... 128,272 568,352
Al Rajhi Bank ........................... 925,151 15,439,629
Alinma Bank ............................ 551,147 3,434,075
Almarai Co. JSC ......................... 146,189 1,805,009
Arab National Bank ....................... 220,060 1,273,413
Arabian Internet & Communications Services Co. ... 6,449 369,933
Bank AlBilad ............................ 219,703 1,440,786
Bank Al-Jazira ........................... 241,419 782,576
Banque Saudi Fransi ...................... 461,849 2,435,623
Bupa Arabia for Cooperative Insurance Co. ....... 19,939 835,336
Co. for Cooperative Insurance (The) ............ 17,265 564,067
Dar Al Arkan Real Estate Development Co.
(b)
...... 168,874 826,945
Dr Sulaiman Al Habib Medical Services Group Co. .. 26,473 1,656,545
Elm Co. ............................... 7,530 1,365,635
Etihad Etisalat Co. ........................ 130,535 2,160,232
Jabal Omar Development Co.
(b)
............... 186,678 796,677
Makkah Construction & Development Co. ........ 31,414 685,495
Mouwasat Medical Services Co. ............... 32,345 537,032
Riyad Bank ............................. 726,910 3,942,659
SABIC Agri-Nutrients Co. ................... 83,071 2,727,016
SAL Saudi Logistics Services ................. 7,577 349,781
Saudi Arabian Mining Co.
(b)
.................. 466,993 7,053,319
Saudi Arabian Oil Co.
(c)
..................... 1,845,677 13,021,675
Saudi Awwal Bank ........................ 312,611 2,824,605
Saudi Basic Industries Corp. ................. 290,697 3,849,492
Saudi Energy Co. ........................ 223,911 1,013,129
Saudi Investment Bank (The) ................. 117,622 435,630

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Saudi Arabia (continued)
Saudi National Bank (The) ................... 966,182 $ 10,110,526
Saudi Tadawul Group Holding Co. ............. 12,524 395,512
Saudi Telecom Co. ........................ 577,268 6,631,165
Yanbu National Petrochemical Co. ............. 64,223 525,539
92,906,837
a
Singapore  —  0 .4%
CapitaLand Ascendas REIT .................. 1,444,775 2,893,851
CapitaLand Integrated Commercial Trust ......... 2,181,920 4,234,531
CapitaLand Investment Ltd.
(a)
................. 1,013,500 2,100,323
DBS Group Holdings Ltd. ................... 667,260 38,498,699
Grab Holdings Ltd. , Class A
(a) (b)
............... 711,424 2,489,984
Keppel Ltd. ............................. 527,400 4,710,187
Oversea-Chinese Banking Corp. Ltd. ........... 1,019,600 23,158,402
Sea Ltd. , ADR
(b)
.......................... 123,287 13,159,654
Sembcorp Industries Ltd.
(a)
.................. 272,400 1,171,615
Singapore Airlines Ltd. ..................... 586,300 3,517,097
Singapore Exchange Ltd. ................... 263,100 5,015,788
Singapore Technologies Engineering Ltd. ......... 519,900 4,085,263
Singapore Telecommunications Ltd. ............ 2,431,900 8,414,124
United Overseas Bank Ltd. .................. 369,000 12,479,238
Wilmar International Ltd. .................... 425,000 1,299,693
Yangzijiang Shipbuilding Holdings Ltd.
(a)
......... 735,400 2,244,818
129,473,267
a
South Africa  —  0 .3%
Absa Group Ltd. ......................... 244,017 3,363,253
Anglogold Ashanti PLC ..................... 159,056 12,028,264
Bid Corp. Ltd. ........................... 105,906 2,902,451
Bidvest Group Ltd. ........................ 85,142 1,277,484
Capitec Bank Holdings Ltd. .................. 27,558 7,868,773
Clicks Group Ltd. ......................... 85,382 1,139,753
Discovery Ltd. ........................... 166,202 2,637,301
FirstRand Ltd. ........................... 1,533,811 9,173,065
Gold Fields Ltd. .......................... 279,594 9,028,911
Harmony Gold Mining Co. Ltd. ................ 189,964 2,997,276
Impala Platinum Holdings Ltd. ................ 271,585 2,961,958
MTN Group Ltd. .......................... 541,351 6,711,165
Naspers Ltd. , Class N ...................... 249,575 13,113,326
Nedbank Group Ltd. ....................... 143,078 2,421,750
NEPI Rockcastle N.V.
(b)
..................... 88,615 815,691
Northam Platinum Holdings Ltd. ............... 114,400 1,638,084
OUTsurance Group Ltd. .................... 271,621 1,359,556
Pepkor Holdings Ltd.
(c)
..................... 1,112,123 1,431,414
Reinet Investments SCA .................... 31,273 849,948
Remgro Ltd. ............................ 159,207 1,873,239
Sanlam Ltd. ............................ 539,866 2,871,661
Sasol Ltd.
(b)
............................. 159,553 1,890,768
Shoprite Holdings Ltd. ..................... 154,663 2,690,049
Sibanye Stillwater Ltd.
(a)
.................... 873,769 1,888,401
Standard Bank Group Ltd. ................... 399,287 7,950,610
Valterra Platinum Ltd. ...................... 79,585 5,959,376
Vodacom Group Ltd. ...................... 119,982 1,162,256
110,005,783
a
South Korea  —  2 .2%
Alteogen, Inc.
(a) (b)
......................... 13,169 2,822,516
Amorepacific Corp.
(a)
...................... 8,146 734,565
APR Corp.
(a)
............................ 7,453 1,654,080
Celltrion, Inc.
(a) (b)
......................... 54,434 7,015,017
DB Insurance Co. Ltd. ..................... 8,850 958,363
Doosan Co. Ltd. ......................... 2,276 1,797,098
Doosan Enerbility Co. Ltd.
(a) (b)
................ 142,473 6,529,370
Ecopro BM Co. Ltd.
(a)
...................... 15,077 1,076,976
Ecopro Co. Ltd.
(a) (b)
........................ 33,786 1,849,553
Security Shares Value
a
South Korea (continued)
Hana Financial Group, Inc. .................. 99,227 $ 8,577,084
Hankook Tire & Technology Co. Ltd. ............ 18,903 880,605
Hanmi Semiconductor Co. Ltd.
(a)
............... 13,521 1,954,587
Hanwha Aerospace Co. Ltd. ................. 10,218 6,559,828
Hanwha Ocean Co. Ltd.
(b)
................... 44,003 2,604,985
Hanwha Systems Co. Ltd.
(a)
.................. 24,028 1,052,335
HD Hyundai Co. Ltd. ...................... 11,574 1,589,278
HD Hyundai Electric Co. Ltd.
(a)
................ 7,440 3,440,472
HD Hyundai Heavy Industries Co. Ltd.
(a)
......... 10,179 3,408,089
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 11,720 3,112,362
HLB Co. Ltd.
(a) (b)
.......................... 43,696 929,628
HMM Co. Ltd.
(a)
.......................... 73,812 1,075,527
HYBE Co. Ltd.
(a) (b)
........................ 6,672 781,032
Hyosung Heavy Industries Corp. .............. 1,614 2,623,108
Hyundai Engineering & Construction Co. Ltd. ...... 22,611 1,465,069
Hyundai Glovis Co. Ltd. .................... 11,446 1,569,766
Hyundai Mobis Co. Ltd.
(a)
................... 18,984 6,139,537
Hyundai Motor Co. ........................ 44,224 11,717,454
Hyundai Rotem Co. Ltd. .................... 22,923 2,130,230
Industrial Bank of Korea .................... 37,236 533,851
Kakao Corp.
(a)
........................... 100,537 2,590,937
KakaoBank Corp.
(a)
....................... 42,100 645,729
KB Financial Group, Inc.
(a)
................... 119,134 13,943,058
Kia Corp.
(a)
............................. 80,618 7,268,537
Korea Aerospace Industries Ltd.
(a)
.............. 24,015 2,138,163
Korea Electric Power Corp. .................. 72,409 1,740,014
Korea Investment Holdings Co. Ltd. ............ 13,216 1,865,752
Korean Air Lines Co. Ltd. ................... 35,198 623,565
Krafton, Inc.
(b)
........................... 7,411 1,252,426
KT&G Corp. ............................ 33,164 4,126,875
LG Chem Ltd. ........................... 16,798 2,975,226
LG Corp. .............................. 31,420 2,178,401
LG Display Co. Ltd.
(b)
...................... 107,533 676,534
LG Electronics, Inc. ....................... 35,731 3,960,486
LG Energy Solution Ltd.
(a) (b)
.................. 14,434 3,265,404
LG Uplus Corp. .......................... 30,970 317,552
LIG Defense&Aerospace Co. Ltd. .............. 4,138 2,021,913
LS Electric Co. Ltd. ....................... 24,359 3,067,187
Meritz Financial Group, Inc.
(a) (b)
................ 29,599 2,539,961
Mirae Asset Securities Co. Ltd.
(a)
.............. 64,850 1,540,557
NAVER Corp.
(a)
.......................... 44,417 6,358,767
NH Investment & Securities Co. Ltd. ............ 25,614 501,690
POSCO Future M Co. Ltd. ................... 11,349 1,076,943
POSCO Holdings, Inc. ..................... 21,676 4,680,340
Posco International Corp. ................... 13,678 498,676
Samsung Biologics Co. Ltd.
(a) (b) (c)
.............. 3,618 3,722,337
Samsung C&T Corp.
(a)
..................... 27,457 6,396,455
Samsung Electro-Mechanics Co. Ltd. ........... 17,741 13,556,727
Samsung Electronics Co. Ltd. ................ 1,479,676 257,544,694
Samsung Episholdings Co. Ltd.
(b)
.............. 2,241 581,882
Samsung Fire & Marine Insurance Co. Ltd. ....... 9,602 4,155,763
Samsung Heavy Industries Co. Ltd.
(a) (b)
.......... 234,974 3,493,614
Samsung Life Insurance Co. Ltd. .............. 24,978 5,235,895
Samsung SDI Co. Ltd.
(b)
.................... 19,494 5,315,651
Samsung SDS Co. Ltd. ..................... 9,873 1,391,775
Samyang Foods Co. Ltd.
(a)
.................. 1,249 1,018,326
Shinhan Financial Group Co. Ltd.
(a)
............. 126,045 8,750,035
SK hynix, Inc. ........................... 175,495 199,301,774
SK Innovation Co. Ltd.
(b)
.................... 18,631 1,427,099
SK Square Co. Ltd.
(b)
...................... 29,571 20,333,402
SK Telecom Co. Ltd. ....................... 22,708 1,283,193
SK, Inc. ............................... 10,721 4,005,322
S-Oil Corp. ............................. 11,194 1,002,491
Woori Financial Group, Inc. .................. 198,976 4,606,162

iShares
®
MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
South Korea (continued)
Yuhan Corp. ............................ 15,667 $ 800,008
702,359,663
a
Spain  —  0 .9%
Acciona SA ............................. 6,626 1,822,448
ACS Actividades de Construccion y Servicios SA ... 62,390 7,952,906
Aena SME SA
(c)
.......................... 199,651 6,154,810
Amadeus IT Group SA ..................... 134,850 8,322,534
Banco Bilbao Vizcaya Argentaria SA ............ 1,807,130 50,657,265
Banco de Sabadell SA ..................... 1,602,817 6,153,572
Banco Santander SA ...................... 4,596,961 65,379,218
Bankinter SA ............................ 211,590 3,892,180
CaixaBank SA ........................... 1,182,618 17,179,103
Cellnex Telecom SA
(b) (c)
..................... 164,947 5,123,923
Endesa SA ............................. 97,534 4,749,411
Ferrovial N.V. ........................... 160,098 10,487,382
Iberdrola SA ............................ 2,001,099 47,533,273
Indra Sistemas SA ........................ 23,538 1,547,543
Industria de Diseno Textil SA ................. 335,138 21,872,313
International Consolidated Airlines Group SA , Class DI 392,664 2,293,730
Mapfre SA ............................. 132,359 676,806
Naturgy Energy Group SA ................... 76,505 2,552,196
Redeia Corp. SA ......................... 116,669 2,057,695
Repsol SA ............................. 356,826 10,890,696
Telefonica SA ........................... 1,224,873 5,057,121
282,356,125
a
Sweden  —  0 .8%
AddTech AB , Class B ...................... 81,621 2,969,872
Alfa Laval AB ........................... 96,992 5,739,798
Assa Abloy AB , Class B .................... 313,026 11,615,067
Atlas Copco AB , Class A .................... 815,449 17,230,289
Atlas Copco AB , Class B .................... 453,459 8,378,810
Beijer Ref AB , Class B ..................... 138,908 1,960,312
Boliden AB ............................. 89,894 4,523,247
Epiroc AB , Class A ........................ 201,855 5,174,881
Epiroc AB , Class B ........................ 122,287 2,681,214
EQT AB ............................... 141,189 4,795,591
Essity AB , Class B ........................ 179,604 5,217,620
Evolution AB
(a) (b) (c)
......................... 38,307 2,923,639
Fastighets AB Balder , Class B
(b)
............... 186,118 1,018,666
H & M Hennes & Mauritz AB , Class B ........... 137,626 2,520,447
Hexagon AB , Class B ...................... 652,744 6,442,954
Industrivarden AB , Class A .................. 16,252 937,140
Industrivarden AB , Class C .................. 75,684 4,330,924
Indutrade AB ............................ 82,398 2,068,773
Investment AB Latour , Class B ................ 39,962 843,041
Investor AB , Class B ....................... 563,365 24,336,163
L E Lundbergforetagen AB , Class B ............ 16,751 1,006,154
Lifco AB , Class B ......................... 86,892 2,959,374
Millicom International Cellular SA
(b)
............. 30,103 2,874,235
Nibe Industrier AB , Class B .................. 473,713 1,898,894
Nordea Bank Abp ........................ 980,230 19,784,128
Octave Intelligence PLC
(b)
................... 65,170 1,168,272
Saab AB , Class B ........................ 101,952 6,406,436
Sagax AB , Class B ........................ 57,164 1,004,852
Sandvik AB ............................. 325,275 12,163,571
Securitas AB , Class B ...................... 122,768 1,972,189
Skandinaviska Enskilda Banken AB , Class A ...... 476,409 11,163,454
Skanska AB , Class B ...................... 101,052 2,835,544
SKF AB , Class B ......................... 113,103 3,061,386
Spotify Technology SA
(b)
.................... 46,960 23,477,182
Svenska Cellulosa AB SCA , Class B ............ 209,807 2,385,327
Svenska Handelsbanken AB , Class A ........... 444,867 6,802,265
Swedbank AB , Class A ..................... 264,407 10,576,269
Security Shares Value
a
Sweden (continued)
Swedish Orphan Biovitrum AB
(b)
............... 48,029 $ 2,380,136
Tele2 AB , Class B ........................ 168,757 2,923,560
Telefonaktiebolaget LM Ericsson , Class B ........ 876,561 8,622,455
Telia Co. AB ............................ 779,353 3,611,681
Trelleborg AB , Class B ..................... 59,221 2,632,613
Verisure PLC
(b)
.......................... 82,697 1,028,297
Volvo AB , Class B ........................ 482,226 18,445,979
266,892,701
a
Switzerland  —  2 .0%
ABB Ltd. , Registered ...................... 494,144 48,751,703
Alcon AG .............................. 158,434 10,881,123
Avolta AG
(b)
............................. 24,763 1,486,629
Banque Cantonale Vaudoise , Registered ......... 8,778 1,378,942
Barry Callebaut AG , Registered ............... 865 1,205,138
Belimo Holding AG , Registered ............... 3,313 3,454,773
BKW AG .............................. 5,428 896,716
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 268 3,093,274
Chocoladefabriken Lindt & Spruengli AG , Registered . 30 3,532,518
Cie Financiere Richemont SA , Class A, Registered .. 170,709 40,345,661
EMS-Chemie Holding AG , Registered ........... 1,756 1,778,193
Galderma Group AG
(b)
..................... 57,973 12,615,580
Geberit AG , Registered ..................... 11,243 7,408,017
Givaudan SA , Registered ................... 2,724 10,887,430
Helvetia Baloise Holding AG ................. 22,546 6,046,146
Holcim AG
(b)
............................ 165,956 15,072,808
Julius Baer Group Ltd. ..................... 72,638 6,386,374
Kuehne + Nagel International AG , Registered ...... 15,954 4,062,872
Logitech International SA , Registered ........... 52,279 5,339,269
Lonza Group AG , Registered ................. 22,836 15,916,185
Nestle SA , Registered ..................... 812,396 81,199,775
Novartis AG , Registered .................... 586,750 91,762,862
Partners Group Holding AG .................. 7,094 5,913,051
Roche Holding AG , Bearer .................. 9,477 4,201,112
Roche Holding AG , NVS .................... 221,972 97,022,269
Sandoz Group AG ........................ 132,803 10,825,813
Schindler Holding AG , Participation Certificates , NVS 11,231 3,535,294
Schindler Holding AG , Registered .............. 8,758 2,678,843
SGS SA , Registered ....................... 49,580 5,875,050
Sika AG , Registered ....................... 48,336 10,875,145
Sonova Holding AG , Registered ............... 16,193 4,411,845
Straumann Holding AG , Registered ............. 33,408 4,137,254
Swatch Group AG (The) , Bearer ............... 8,924 1,995,196
Swiss Life Holding AG , Registered ............. 9,728 11,479,020
Swiss Prime Site AG , Registered .............. 31,193 5,087,581
Swiss Re AG ............................ 96,810 16,110,639
Swisscom AG , Registered ................... 7,996 6,144,491
UBS Group AG , Registered .................. 1,011,138 53,446,360
VAT Group AG
(c)
......................... 8,690 6,504,273
Zurich Insurance Group AG .................. 46,029 35,061,583
658,806,807
a
Taiwan  —  3 .1%
Accton Technology Corp. ................... 157,000 10,176,259
Advantech Co. Ltd. ....................... 131,312 2,236,727
Airtac International Group ................... 46,393 1,878,944
Alchip Technologies Ltd. .................... 25,000 2,307,344
ASE Technology Holding Co. Ltd. .............. 1,037,873 17,710,778
Asia Vital Components Co. Ltd. ............... 103,000 7,243,766
ASPEED Technology, Inc. ................... 11,000 4,804,200
Asustek Computer, Inc. ..................... 217,000 5,384,314
Bizlink Holding, Inc. ....................... 54,000 3,438,137
Caliway Biopharmaceuticals Co. Ltd.
(b)
.......... 255,000 807,809
Cathay Financial Holding Co. Ltd. .............. 2,905,264 9,041,996

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)
28
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Taiwan (continued)
Chailease Holding Co. Ltd. .................. 496,807 $ 1,705,510
Chang Hwa Commercial Bank Ltd. ............. 2,625,159 2,040,894
China Steel Corp. ........................ 3,567,305 2,087,138
Chroma ATE, Inc. ......................... 122,000 7,664,779
Chunghwa Telecom Co. Ltd. ................. 1,293,140 5,559,788
CTBC Financial Holding Co. Ltd. .............. 5,448,142 10,874,129
Delta Electronics, Inc. ...................... 626,000 30,797,707
E Ink Holdings, Inc. ....................... 213,000 1,232,483
E.Sun Financial Holding Co. Ltd. .............. 5,047,244 6,019,904
Elite Material Co. Ltd. ...................... 95,690 13,736,547
eMemory Technology, Inc. ................... 18,000 1,352,385
Eva Airways Corp. ........................ 1,166,000 1,555,649
Evergreen Marine Corp. Taiwan Ltd. ............ 376,000 2,363,021
Far EasTone Telecommunications Co. Ltd. ........ 445,000 1,444,592
First Financial Holding Co. Ltd. ................ 4,201,761 4,773,450
Formosa Chemicals & Fibre Corp. ............. 1,165,000 2,028,658
Formosa Plastics Corp. ..................... 1,251,160 2,103,792
Fortune Electric Co. Ltd. .................... 50,270 1,086,379
Fubon Financial Holding Co. Ltd. .............. 2,496,640 9,951,534
Gigabyte Technology Co. Ltd. ................ 134,000 1,382,944
Global Unichip Corp. ...................... 27,000 3,091,803
Globalwafers Co. Ltd. ...................... 91,000 2,298,494
Gold Circuit Electronics Ltd. .................. 102,000 2,444,760
Hon Hai Precision Industry Co. Ltd. ............. 3,932,000 30,028,709
Hon Precision, Inc. ........................ 23,000 4,266,091
Hotai Motor Co. Ltd. ....................... 78,000 1,338,636
Hua Nan Financial Holdings Co. Ltd. ............ 2,644,722 3,552,412
Innolux Corp. ........................... 2,247,798 3,084,776
International Games System Co. Ltd. ........... 67,000 1,603,367
Inventec Corp. ........................... 706,000 1,325,598
Jentech Precision Industrial Co. Ltd. ............ 29,000 3,003,827
KGI Financial Holding Co. Ltd. ................ 4,891,750 4,621,632
King Slide Works Co. Ltd. ................... 19,000 4,552,806
King Yuan Electronics Co. Ltd. ................ 369,600 2,496,343
Largan Precision Co. Ltd. ................... 28,000 3,471,093
Lite-On Technology Corp. ................... 623,000 3,948,126
Lotes Co. Ltd. ........................... 26,000 1,465,346
MediaTek, Inc. ........................... 465,000 49,535,373
Mega Financial Holding Co. Ltd. ............... 4,068,973 6,669,751
MPI Corp. .............................. 26,000 4,138,568
Nan Ya Plastics Corp. ...................... 1,671,830 7,943,420
Novatek Microelectronics Corp. ............... 161,000 2,544,538
Pegatron Corp. .......................... 533,000 1,379,179
PharmaEssentia Corp. ..................... 117,716 3,829,728
President Chain Store Corp. ................. 197,000 1,364,190
Quanta Computer, Inc. ..................... 819,000 7,285,746
Realtek Semiconductor Corp. ................ 164,000 3,400,834
Shanghai Commercial & Savings Bank Ltd. (The) ... 1,230,079 1,725,031
SinoPac Financial Holdings Co. Ltd. ............ 4,263,440 5,317,104
Taiwan Business Bank ..................... 3,374,800 1,893,921
Taiwan Cooperative Financial Holding Co. Ltd. ..... 3,794,274 3,233,157
Taiwan Mobile Co. Ltd. ..................... 549,000 1,906,693
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 7,832,000 579,295,750
TCC Group Holdings Co. Ltd.
(b)
............... 1,888,227 1,413,835
TS Financial Holding Co. Ltd. ................. 6,462,077 7,115,419
Unimicron Technology Corp. ................. 430,586 10,102,826
Uni-President Enterprises Corp. ............... 1,405,600 3,196,284
United Microelectronics Corp. ................ 3,473,000 12,992,831
Vanguard International Semiconductor Corp. ...... 387,737 1,777,532
Wan Hai Lines Ltd. ........................ 234,600 611,939
Wistron Corp. ........................... 934,000 5,009,035
Wiwynn Corp. ........................... 33,000 5,372,649
Yageo Corp. ............................ 513,344 7,726,495
Yang Ming Marine Transport Corp. ............. 525,000 821,329
Security Shares Value
a
Taiwan (continued)
Yuanta Financial Holding Co. Ltd. .............. 3,242,715 $ 6,764,912
Zhen Ding Technology Holding Ltd. ............. 235,000 2,948,534
998,701,979
a
Thailand  —  0 .1%
Advanced Info Service PCL , NVDR ............. 414,100 4,703,709
Airports of Thailand PCL , NVDR ............... 1,585,300 3,010,725
Bangkok Dusit Medical Services PCL , NVDR
(a)
..... 4,033,000 2,316,258
Central Pattana PCL , NVDR
(a)
................ 1,222,200 2,514,970
Charoen Pokphand Foods PCL , NVDR .......... 1,540,400 1,033,875
CP ALL PCL , NVDR
(a)
...................... 2,259,800 3,239,884
Delta Electronics Thailand PCL , NVDR .......... 987,100 8,082,241
Gulf Development PCL , Class R , NVDR
(a)
........ 1,471,976 2,934,214
PTT Exploration & Production PCL , NVDR
(a)
....... 545,400 2,442,611
PTT PCL , NVDR ......................... 3,697,000 4,261,783
Siam Cement PCL (The) , NVDR
(a)
............. 268,800 2,039,863
True Corp. PCL , NVDR ..................... 3,093,090 1,329,986
37,910,119
a
Turkey  —  0 .0%
Akbank TAS ............................ 1,048,262 1,394,563
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 373,181 2,687,806
BIM Birlesik Magazalar A.S. .................. 327,638 2,691,039
Eregli Demir ve Celik Fabrikalari TAS ........... 897,332 802,079
Haci Omer Sabanci Holding A.S.
(a)
............. 356,990 633,236
KOC Holding A.S. ........................ 304,843 1,261,230
Turk Hava Yollari AO ...................... 180,102 1,188,865
Turkcell Iletisim Hizmetleri A.S. ................ 381,536 804,116
Turkiye Is Bankasi A.S. , Class C ............... 2,065,879 541,302
Turkiye Petrol Rafinerileri A.S. ................ 326,149 2,031,613
Yapi ve Kredi Bankasi A.S.
(a) (b)
................ 721,997 496,789
14,532,638
a
United Arab Emirates  —  0 .1%
Abu Dhabi Commercial Bank PJSC ............ 883,030 3,597,627
Abu Dhabi Islamic Bank PJSC ................ 495,151 2,860,281
Abu Dhabi National Oil Co. for Distribution PJSC ... 774,855 843,814
ADNOC Drilling Co. PJSC ................... 939,214 1,490,872
Adnoc Gas PLC .......................... 1,947,523 1,747,762
ADNOC Logistics & Services ................. 576,860 973,293
Air Arabia PJSC .......................... 590,078 782,589
Aldar Properties PJSC ..................... 1,265,224 2,552,570
Dubai Electricity & Water Authority PJSC ......... 2,227,726 1,661,581
Dubai Islamic Bank PJSC ................... 715,845 1,418,679
Emaar Development PJSC .................. 314,235 1,105,843
Emaar Properties PJSC .................... 2,068,071 6,172,302
Emirates NBD Bank PJSC ................... 743,309 6,104,945
Emirates Telecommunications Group Co. PJSC .... 1,080,127 5,982,818
First Abu Dhabi Bank PJSC .................. 1,418,956 7,473,555
NMC Health PLC
(b) (d)
....................... 19,275 —
Salik Co. PJSC .......................... 752,861 1,087,852
45,856,383
a
United Kingdom  —  3 .2%
3i Group PLC ........................... 309,639 11,920,418
Admiral Group PLC ....................... 62,130 3,149,523
Airtel Africa PLC
(c)
........................ 204,806 924,473
Anglo American PLC ...................... 334,016 16,908,392
Antofagasta PLC ......................... 126,008 6,280,336
Associated British Foods PLC ................ 107,555 3,021,705
AstraZeneca PLC ........................ 481,382 81,888,039
Aviva PLC ............................. 949,533 8,886,869
BAE Systems PLC ........................ 960,935 27,203,426
Barclays PLC ........................... 4,649,896 31,961,239
BP PLC ............................... 4,948,517 37,179,040

iShares
®
MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
British American Tobacco PLC ................ 647,460 $ 39,275,527
BT Group PLC .......................... 2,088,313 5,654,399
Bunzl PLC ............................. 98,834 3,729,711
Centrica PLC ........................... 1,309,042 2,734,606
Coca-Cola HBC AG , Class DI
(b)
............... 73,787 4,975,443
Compass Group PLC ...................... 512,027 16,259,854
Diageo PLC ............................ 670,053 14,719,951
Endeavour Mining PLC ..................... 60,058 2,865,091
Experian PLC ........................... 288,083 10,869,290
Fresnillo PLC ........................... 60,738 2,046,016
Glencore PLC
(b)
.......................... 3,035,745 22,359,325
GSK PLC .............................. 1,235,641 32,130,196
Haleon PLC ............................ 2,652,598 12,985,954
Halma PLC ............................. 99,222 4,740,547
HSBC Holdings PLC ...................... 5,561,502 118,433,902
Imperial Brands PLC ...................... 255,120 9,682,024
Informa PLC ............................ 341,497 4,091,005
InterContinental Hotels Group PLC ............. 43,635 7,056,090
Intertek Group PLC ....................... 55,312 4,368,717
J Sainsbury PLC ......................... 600,476 2,895,681
Kingfisher PLC .......................... 695,992 2,903,637
Land Securities Group PLC .................. 261,461 2,490,399
Legal & General Group PLC ................. 1,822,655 7,400,628
Lloyds Banking Group PLC .................. 18,071,584 27,931,738
London Stock Exchange Group PLC ............ 147,509 16,593,663
M&G PLC .............................. 668,294 3,228,329
Marks & Spencer Group PLC ................. 621,485 3,397,268
Melrose Industries PLC ..................... 391,141 2,406,017
National Grid PLC ........................ 1,519,239 24,316,714
NatWest Group PLC ....................... 2,376,145 22,413,306
Next PLC .............................. 38,290 7,667,881
Pearson PLC ........................... 223,529 3,771,973
Prudential PLC .......................... 841,542 12,647,155
Reckitt Benckiser Group PLC ................. 200,089 14,121,754
RELX PLC ............................. 574,899 20,220,316
Rentokil Initial PLC ........................ 771,639 3,553,597
Rio Tinto PLC ........................... 362,876 35,260,523
Rolls-Royce Holdings PLC .................. 2,612,597 52,120,428
Sage Group PLC (The) ..................... 285,076 3,755,298
Schroders PLC .......................... 198,607 1,575,355
Segro PLC ............................. 393,189 5,136,113
Severn Trent PLC ........................ 100,438 4,073,157
Shell PLC .............................. 1,818,866 83,252,575
Smith & Nephew PLC ...................... 279,056 4,365,264
Smiths Group PLC ........................ 98,110 3,503,468
Spirax Group PLC ........................ 18,833 1,765,724
SSE PLC .............................. 377,084 11,913,381
Standard Chartered PLC .................... 629,179 18,603,318
Standard Life PLC ........................ 218,000 2,716,565
Sunbelt Rentals Holdings, Inc. ................ 138,994 9,958,392
Tesco PLC ............................. 2,152,511 14,168,168
Unilever PLC ........................... 678,329 43,160,440
United Utilities Group PLC ................... 213,009 3,967,158
Vodafone Group PLC ...................... 6,833,980 10,845,458
Wise Group PLC , Class A
(b)
.................. 185,599 2,216,790
1,038,618,739
a
United States  —  63 .5%
3M Co. ................................ 166,100 29,280,108
Abbott Laboratories ....................... 552,043 58,350,945
AbbVie, Inc. ............................ 563,215 141,333,172
Accenture PLC , Class A .................... 194,063 32,198,933
Adobe, Inc.
(b)
............................ 129,970 32,545,788
Advanced Micro Devices, Inc.
(b)
............... 518,366 246,819,971
Affirm Holdings, Inc. , Class A
(b)
................ 92,865 6,640,776
Security Shares Value
a
United States (continued)
Aflac, Inc. .............................. 153,293 $ 19,541,792
Agilent Technologies, Inc. ................... 90,424 12,511,969
Air Products and Chemicals, Inc. .............. 68,664 20,248,327
Airbnb, Inc. , Class A
(b)
...................... 134,621 20,397,774
Allegion PLC ............................ 28,522 4,489,363
Alliant Energy Corp. ....................... 80,313 5,684,554
Allstate Corp. (The) ....................... 82,160 21,696,813
Alnylam Pharmaceuticals, Inc.
(b)
............... 41,958 8,623,208
Alphabet, Inc. , Class A ..................... 1,853,159 659,965,514
Alphabet, Inc. , Class C , NVS ................. 1,468,978 523,911,004
Altria Group, Inc. ......................... 527,829 36,066,556
Amazon.com, Inc.
(b)
....................... 3,080,736 836,666,283
Amcor PLC ............................. 148,743 6,675,586
Ameren Corp. ........................... 90,460 9,915,321
American Electric Power Co., Inc. .............. 174,382 22,294,739
American Express Co. ..................... 169,022 56,833,647
American International Group, Inc. ............. 168,263 13,222,107
American Tower Corp. ..................... 145,635 25,247,284
American Water Works Co., Inc. ............... 62,562 8,393,944
Ameriprise Financial, Inc. ................... 28,212 15,399,238
AMETEK, Inc. ........................... 73,414 17,744,898
Amgen, Inc. ............................ 170,616 65,714,459
Amphenol Corp. , Class A ................... 391,485 62,911,639
Amrize Ltd.
(b)
............................ 156,221 7,640,769
Analog Devices, Inc. ....................... 155,348 57,076,409
Annaly Capital Management, Inc. .............. 215,358 4,892,934
Aon PLC , Class A ........................ 63,652 22,949,729
Apollo Global Management, Inc. ............... 135,787 17,053,489
Apple, Inc. ............................. 4,673,122 1,443,574,117
Applied Materials, Inc. ..................... 252,559 128,216,628
AppLovin Corp. , Class A
(b)
................... 72,818 28,828,646
Aptiv PLC
(b)
............................. 65,908 3,721,825
Arch Capital Group Ltd.
(b)
................... 115,603 11,621,570
Archer-Daniels-Midland Co. .................. 151,856 12,037,625
Ares Management Corp. , Class A .............. 69,461 8,897,259
Arista Networks, Inc.
(b)
..................... 340,704 61,445,966
Arthur J Gallagher & Co. .................... 81,533 20,335,961
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 76,909 4,536,093
Astera Labs, Inc.
(b)
........................ 44,027 13,702,523
AT&T, Inc. .............................. 2,214,979 51,498,262
Atlassian Corp. , Class A
(b)
................... 52,416 5,294,802
Atmos Energy Corp. ....................... 50,545 8,733,165
Autodesk, Inc.
(b)
.......................... 66,459 15,564,698
Automatic Data Processing, Inc. ............... 126,570 33,725,842
AutoZone, Inc.
(b)
......................... 5,335 16,091,694
AvalonBay Communities, Inc. ................ 43,817 8,132,873
Avery Dennison Corp. ...................... 24,455 4,150,747
Axon Enterprise, Inc.
(b)
..................... 24,534 12,948,064
Baker Hughes Co. , Class A .................. 316,194 19,126,575
Ball Corp. .............................. 83,977 5,450,107
Bank of America Corp. ..................... 2,151,555 133,288,832
Bank of New York Mellon Corp. (The) ........... 218,753 34,197,656
Becton Dickinson & Co. .................... 90,602 15,005,503
Berkshire Hathaway, Inc. , Class B
(b)
............ 440,713 225,442,328
Best Buy Co., Inc. ........................ 66,341 5,722,575
Biogen, Inc.
(b)
........................... 45,817 9,298,560
BlackRock, Inc.
(f)
......................... 46,427 50,623,537
Blackstone, Inc. .......................... 236,434 30,204,444
Block, Inc. , Class A
(b)
...................... 164,107 13,332,053
Bloom Energy Corp. , Class A
(b)
................ 85,985 17,696,573
Boeing Co. (The)
(b)
........................ 238,102 51,463,366
Booking Holdings, Inc. ..................... 251,270 48,469,983
Boston Scientific Corp.
(b)
.................... 470,713 21,996,418
Bristol-Myers Squibb Co. .................... 652,452 42,611,640

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Broadcom, Inc. .......................... 1,431,692 $ 557,329,062
Broadridge Financial Solutions, Inc. ............ 38,466 5,921,841
Brown & Brown, Inc. ....................... 90,771 6,390,278
Bunge Global SA ......................... 43,675 4,639,595
Burlington Stores, Inc.
(b)
.................... 20,370 7,505,938
Cadence Design Systems, Inc.
(b)
.............. 87,426 29,726,589
Capital One Financial Corp. .................. 190,124 39,737,817
Cardinal Health, Inc. ....................... 72,652 16,712,140
Carlisle Companies, Inc. .................... 14,075 5,065,874
Carlyle Group, Inc. (The) .................... 72,942 3,356,791
Carnival Corp. Ltd. ........................ 404,112 11,238,355
Carrier Global Corp. ....................... 233,351 14,423,425
Carvana Co. , Class A
(b)
..................... 209,518 13,065,542
Casey's General Stores, Inc. ................. 12,015 10,465,065
Caterpillar, Inc. .......................... 148,111 120,682,324
Cboe Global Markets, Inc. ................... 33,337 10,342,138
CBRE Group, Inc. , Class A
(b)
................. 95,444 14,012,134
CDW Corp. ............................. 41,799 6,178,310
Cencora, Inc. ........................... 58,615 18,249,194
Centene Corp.
(b)
......................... 155,744 9,690,392
CenterPoint Energy, Inc. .................... 205,019 8,618,999
CF Industries Holdings, Inc. .................. 47,907 5,997,477
CH Robinson Worldwide, Inc. ................ 37,741 5,575,478
Charles Schwab Corp. (The) ................. 528,538 55,623,339
Charter Communications, Inc. , Class A
(b)
......... 25,978 3,766,290
Cheniere Energy, Inc. ...................... 65,296 17,210,067
Chevron Corp. ........................... 589,684 116,067,502
Chipotle Mexican Grill, Inc. , Class A
(b)
........... 422,732 15,734,085
Chubb Ltd. ............................. 112,272 39,371,545
Church & Dwight Co., Inc. ................... 77,503 7,658,071
Ciena Corp.
(b)
........................... 44,527 16,788,905
Cigna Group (The) ........................ 83,068 23,180,125
Cincinnati Financial Corp. ................... 49,921 8,869,963
Cintas Corp. ............................ 110,295 22,569,666
Circle Internet Group, Inc. , Class A
(b)
............ 47,366 2,965,585
Cisco Systems, Inc. ....................... 1,256,640 145,757,674
Citigroup, Inc. ........................... 544,568 72,128,032
Citizens Financial Group, Inc. ................ 139,901 10,023,907
Clorox Co. (The) ......................... 40,528 3,871,640
Cloudflare, Inc. , Class A
(b)
................... 98,412 27,454,980
CME Group, Inc. , Class A ................... 114,795 30,740,953
CMS Energy Corp. ........................ 105,334 7,582,995
Coca-Cola Co. (The) ...................... 1,237,555 108,397,442
Coeur Mining, Inc. ........................ 323,504 4,823,445
Cognizant Technology Solutions Corp. , Class A ..... 144,263 7,984,957
Coherent Corp.
(b)
......................... 59,212 15,566,243
Coinbase Global, Inc. , Class A
(b)
............... 68,293 9,988,534
Colgate-Palmolive Co. ..................... 242,813 22,168,827
Comcast Corp. , Class A .................... 1,133,449 27,157,438
Comfort Systems USA, Inc. .................. 11,294 19,535,119
ConocoPhillips .......................... 386,009 46,506,364
Consolidated Edison, Inc. ................... 117,611 12,801,957
Constellation Brands, Inc. , Class A ............. 44,402 5,782,472
Constellation Energy Corp. .................. 99,125 26,045,094
Cooper Companies, Inc. (The)
(b)
............... 65,230 4,717,434
Copart, Inc.
(b)
........................... 293,523 8,547,390
Corebridge Financial, Inc. ................... 86,631 2,702,021
CoreWeave, Inc. , Class A
(b)
.................. 86,688 6,221,598
Corning, Inc. ............................ 252,776 34,946,282
Corpay, Inc.
(b)
........................... 20,513 7,838,222
Corteva, Inc. ............................ 212,847 16,753,187
CoStar Group, Inc.
(b)
....................... 135,115 3,885,907
Costco Wholesale Corp. .................... 141,191 134,398,301
CRH PLC .............................. 208,492 19,808,825
Security Shares Value
a
United States (continued)
Crowdstrike Holdings, Inc. , Class A
(b)
............ 314,022 $ 59,934,239
Crown Castle, Inc. ........................ 138,287 10,551,298
CSX Corp. ............................. 584,338 29,450,635
Cummins, Inc. ........................... 43,803 27,779,863
Curtiss-Wright Corp. ....................... 11,698 8,469,352
CVS Health Corp. ........................ 400,671 41,842,073
Danaher Corp. .......................... 201,808 39,348,524
Darden Restaurants, Inc. ................... 35,667 7,261,088
Datadog, Inc. , Class A
(b)
.................... 99,041 26,540,017
Deckers Outdoor Corp.
(b)
.................... 45,647 4,422,281
Deere & Co. ............................ 77,951 46,199,219
Dell Technologies, Inc. , Class C ............... 96,123 38,965,381
Delta Air Lines, Inc. ....................... 49,204 4,302,398
Devon Energy Corp. ....................... 354,142 15,982,428
Dexcom, Inc.
(b)
.......................... 121,058 10,102,290
Diamondback Energy, Inc. ................... 59,172 12,008,957
Dick's Sporting Goods, Inc. .................. 20,304 3,977,757
Digital Realty Trust, Inc. .................... 107,920 20,345,078
Dollar General Corp. ...................... 70,974 9,017,247
Dollar Tree, Inc.
(b)
......................... 60,800 7,734,368
Dominion Energy, Inc. ...................... 274,647 18,997,333
Domino's Pizza, Inc. ....................... 9,684 3,364,609
DoorDash, Inc. , Class A
(b)
................... 118,219 23,189,839
Dover Corp. ............................ 42,893 8,776,766
Dow, Inc. .............................. 223,539 6,770,996
DR Horton, Inc. .......................... 84,555 12,096,438
DTE Energy Co. ......................... 69,101 9,803,359
Duke Energy Corp. ....................... 243,207 30,505,454
DuPont de Nemours, Inc. ................... 45,125 6,182,125
Eaton Corp. PLC ......................... 123,680 51,351,936
eBay, Inc. .............................. 138,741 15,817,861
EchoStar Corp. , Class A
(a) (b)
.................. 40,981 3,446,092
Ecolab, Inc. ............................ 79,061 21,949,705
Edison International ....................... 122,167 8,963,393
Edwards Lifesciences Corp.
(b)
................ 184,834 15,908,662
Electronic Arts, Inc. ....................... 72,034 15,117,055
Elevance Health, Inc. ...................... 69,481 26,113,739
Eli Lilly & Co. ........................... 255,293 293,290,810
EMCOR Group, Inc. ....................... 14,312 11,412,818
Emerson Electric Co. ...................... 177,856 26,646,386
Entegris, Inc. ............................ 48,529 5,777,377
Entergy Corp. ........................... 148,620 15,994,484
EOG Resources, Inc. ...................... 166,226 24,716,144
EQT Corp. ............................. 195,006 10,391,870
Equifax, Inc. ............................ 39,726 6,857,502
Equinix, Inc. ............................ 31,321 31,924,869
Equity Residential ........................ 110,390 7,335,415
Erie Indemnity Co. , Class A , NVS .............. 8,030 1,943,581
Essex Property Trust, Inc. ................... 20,001 5,683,084
Estee Lauder Companies, Inc. (The) , Class A ...... 81,034 6,798,753
Everest Group Ltd. ........................ 12,691 4,748,338
Evergy, Inc. ............................. 75,434 6,261,776
Everpure, Inc. , Class A
(b)
.................... 102,455 7,906,452
Eversource Energy ....................... 120,579 8,632,251
Exelon Corp. ............................ 322,814 14,791,337
Expand Energy Corp. ...................... 74,546 7,009,560
Expedia Group, Inc. ....................... 37,667 11,101,972
Expeditors International of Washington, Inc. ....... 41,263 6,927,645
Extra Space Storage, Inc. ................... 68,756 10,178,638
ExxonMobil Holdings Corp. .................. 1,319,973 205,176,603
F5, Inc.
(b)
.............................. 18,046 7,264,778
Fabrinet
(b)
.............................. 11,241 4,894,444
Fair Isaac Corp.
(b)
......................... 7,306 8,204,419
Fastenal Co. ............................ 353,609 16,870,685

iShares
®
MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
United States (continued)
FedEx Corp. ............................ 69,268 $ 21,292,983
Fedex Freight Holding Co., Inc.
(b)
.............. 34,645 4,868,662
Ferguson Enterprises, Inc. ................... 60,811 14,249,842
Fidelity National Financial, Inc. ................ 71,650 3,696,424
Fidelity National Information Services, Inc. ........ 164,311 7,356,203
Fifth Third Bancorp ....................... 285,892 16,152,898
First Citizens BancShares, Inc. , Class A .......... 2,581 5,643,744
First Solar, Inc.
(b)
......................... 32,367 6,830,408
FirstEnergy Corp. ........................ 176,195 8,511,980
Fiserv, Inc.
(b)
............................ 171,155 9,232,101
Flex Ltd.
(b)
.............................. 115,196 13,103,545
Flutter Entertainment PLC , Class DI
(b)
........... 43,241 4,517,387
Ford Motor Co. .......................... 1,216,694 17,861,068
Fortinet, Inc.
(b)
........................... 201,804 32,682,158
Fortive Corp. ............................ 100,048 5,923,842
Fox Corp. , Class A , NVS .................... 62,568 3,643,335
Fox Corp. , Class B ........................ 45,343 2,355,115
Freeport-McMoRan, Inc. .................... 455,670 28,538,612
FTAI Aviation Ltd. ......................... 32,826 6,762,156
Gaming and Leisure Properties, Inc. ............ 83,232 3,727,961
Garmin Ltd. ............................. 52,469 15,414,343
GE HealthCare Technologies, Inc. ............. 144,198 9,808,348
GE Vernova, Inc. ......................... 85,878 85,044,125
Gen Digital, Inc. .......................... 163,219 4,480,362
General Dynamics Corp. .................... 72,701 27,875,017
General Electric Co. ....................... 332,130 119,590,049
General Mills, Inc. ........................ 162,201 5,798,686
General Motors Co. ....................... 291,667 25,917,530
Genuine Parts Co. ........................ 45,492 5,657,840
Gilead Sciences, Inc. ...................... 393,809 51,277,870
Global Payments, Inc. ..................... 71,467 6,008,945
Goldman Sachs Group, Inc. (The) ............. 94,494 96,230,800
Graco, Inc. ............................. 54,772 4,347,801
Halliburton Co. .......................... 263,499 8,497,843
Hartford Insurance Group, Inc. (The) ............ 88,803 12,602,034
HCA Healthcare, Inc. ...................... 50,294 20,247,861
HEICO Corp. ........................... 13,593 4,844,002
HEICO Corp. , Class A ...................... 23,744 6,108,856
Hershey Co. (The) ........................ 46,671 8,169,759
Hewlett Packard Enterprise Co. ............... 430,071 20,600,401
Hilton Worldwide Holdings, Inc. ............... 72,066 23,096,432
Home Depot, Inc. (The) .................... 316,496 105,064,012
Honeywell Aerospace, Inc.
(b)
................. 101,120 20,905,549
Honeywell International, Inc. ................. 100,125 24,335,381
Howmet Aerospace, Inc. .................... 127,169 35,894,722
HP, Inc. ............................... 283,460 7,729,954
Hubbell, Inc. , Class B ...................... 17,379 8,212,446
Humana, Inc. ........................... 38,539 14,022,801
Huntington Bancshares, Inc. ................. 643,019 10,957,044
Hyatt Hotels Corp. , Class A .................. 12,271 2,135,890
IDEX Corp. ............................. 24,379 5,618,141
IDEXX Laboratories, Inc.
(b)
................... 25,347 14,170,747
Illinois Tool Works, Inc. ..................... 87,559 25,125,055
Illumina, Inc.
(b)
........................... 47,237 9,688,309
Incyte Corp.
(b)
........................... 55,495 6,632,762
Ingersoll Rand, Inc. ....................... 126,621 10,557,659
Insmed, Inc.
(b)
........................... 67,041 6,610,243
Insulet Corp.
(b)
........................... 22,763 3,763,862
Intel Corp.
(b)
............................ 1,402,492 126,504,778
Interactive Brokers Group, Inc. , Class A .......... 139,043 12,234,394
Intercontinental Exchange, Inc. ............... 179,722 27,404,011
International Business Machines Corp. .......... 297,044 66,433,891
International Flavors & Fragrances, Inc. .......... 82,288 6,518,855
International Paper Co. ..................... 156,533 6,391,242
Security Shares Value
a
United States (continued)
Intuit, Inc. .............................. 88,564 $ 27,992,423
Intuitive Surgical, Inc.
(b)
..................... 114,140 40,329,086
Invitation Homes, Inc. ...................... 187,328 5,567,388
IonQ, Inc.
(a) (b)
............................ 108,767 3,963,469
IQVIA Holdings, Inc.
(b)
...................... 54,887 12,899,543
Iron Mountain, Inc. ........................ 95,665 11,701,743
Jabil, Inc. .............................. 33,772 10,639,869
Jacobs Solutions, Inc. ...................... 38,965 5,257,547
JB Hunt Transport Services, Inc. .............. 24,255 6,591,296
Johnson & Johnson ....................... 766,516 196,496,377
Johnson Controls International PLC ............ 195,096 28,612,779
JPMorgan Chase & Co. .................... 851,938 299,703,269
Kenvue, Inc. ............................ 578,446 11,129,301
Keurig Dr Pepper, Inc. ..................... 407,929 12,694,750
KeyCorp ............................... 287,953 6,504,858
Keysight Technologies, Inc.
(b)
................. 53,632 17,112,899
Kimberly-Clark Corp. ...................... 106,707 11,664,142
Kimco Realty Corp. ....................... 214,797 5,473,028
Kinder Morgan, Inc. ....................... 617,148 19,859,823
KKR & Co., Inc. .......................... 196,490 19,929,981
KLA Corp. .............................. 417,401 76,309,251
Kraft Heinz Co. (The) ...................... 285,999 7,393,074
Kroger Co. (The) ......................... 175,483 10,132,388
L3Harris Technologies, Inc. .................. 59,378 16,451,269
Labcorp Holdings, Inc. ..................... 26,860 8,305,112
Lam Research Corp. ...................... 397,898 116,592,072
Las Vegas Sands Corp. .................... 97,815 4,782,175
Leidos Holdings, Inc. ...................... 39,759 4,596,140
Lennar Corp. , Class A ...................... 62,643 5,158,651
Lennox International, Inc. ................... 10,041 4,175,851
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(b)
............................... 64,208 6,300,731
Linde PLC ............................. 147,117 70,377,830
Live Nation Entertainment, Inc.
(b)
.............. 52,251 9,098,467
Lockheed Martin Corp. ..................... 65,383 38,101,289
Loews Corp. ............................ 48,724 5,652,471
Lowe's Companies, Inc. .................... 176,926 36,766,992
LPL Financial Holdings, Inc. .................. 24,854 8,790,860
Lululemon Athletica, Inc.
(b)
................... 34,630 4,116,468
Lumentum Holdings, Inc.
(b)
.................. 22,822 16,293,539
LyondellBasell Industries N.V. , Class A .......... 78,717 4,886,751
M&T Bank Corp. ......................... 49,540 12,201,207
Marathon Petroleum Corp. .................. 95,025 30,072,562
Markel Group, Inc.
(b)
....................... 3,928 7,393,832
Marriott International, Inc. , Class A ............. 70,616 26,327,763
Marsh & McLennan Companies, Inc. ............ 153,033 29,028,830
Martin Marietta Materials, Inc. ................ 19,435 10,206,096
Marvell Technology, Inc. .................... 271,111 50,849,579
Masco Corp. ............................ 60,119 4,297,306
MasTec, Inc.
(b)
........................... 20,292 5,338,825
Mastercard, Inc. , Class A .................... 261,047 149,606,036
McCormick & Co., Inc. , NVS ................. 78,374 3,989,237
McDonald's Corp. ........................ 223,635 60,524,576
McKesson Corp. ......................... 38,969 33,364,868
Medline, Inc. , Class A
(b)
..................... 84,906 3,335,108
Medtronic PLC .......................... 406,346 34,697,885
MercadoLibre, Inc.
(b)
....................... 14,387 27,018,067
Merck & Co., Inc. ......................... 785,707 102,299,051
Meta Platforms, Inc. , Class A ................. 698,793 389,025,051
MetLife, Inc. ............................ 174,193 16,745,173
Mettler-Toledo International, Inc.
(b)
............. 6,676 9,455,219
Microchip Technology, Inc. ................... 172,613 12,823,420
Micron Technology, Inc. ..................... 358,609 295,145,965
Microsoft Corp. .......................... 2,245,471 1,043,515,284

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)
32
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Mid-America Apartment Communities, Inc. ........ 36,880 $ 4,880,699
Mondelez International, Inc. , Class A ............ 409,631 25,524,108
MongoDB, Inc. , Class A
(b)
................... 25,053 8,454,886
Monolithic Power Systems, Inc. ............... 14,970 21,347,669
Monster Beverage Corp.
(b)
................... 227,821 21,957,388
Moody's Corp. ........................... 48,496 23,199,516
Morgan Stanley .......................... 376,828 79,292,148
Motorola Solutions, Inc. .................... 53,638 23,372,758
MSCI, Inc. , Class A ....................... 23,664 13,541,487
Nasdaq, Inc. ............................ 140,199 13,205,344
Natera, Inc.
(b)
........................... 42,227 11,306,702
Nebius Group N.V. , Class A
(a) (b)
................ 63,841 12,155,965
NetApp, Inc. ............................ 65,356 11,666,046
Netflix, Inc.
(b)
............................ 1,344,675 96,426,644
Neurocrine Biosciences, Inc.
(b)
................ 30,548 5,095,406
Newmont Corp. .......................... 356,302 33,389,060
News Corp. , Class A , NVS .................. 126,479 3,485,761
NextEra Energy, Inc. ...................... 663,397 57,662,467
NIKE, Inc. , Class B ....................... 379,215 15,817,058
NiSource, Inc. ........................... 151,641 6,737,410
Nordson Corp. ........................... 16,831 5,011,935
Norfolk Southern Corp. ..................... 70,059 23,503,393
Northern Trust Corp. ....................... 55,256 10,067,091
Northrop Grumman Corp. ................... 42,270 22,930,630
NRG Energy, Inc. ......................... 63,421 8,516,806
Nucor Corp. ............................ 72,290 18,599,494
NVIDIA Corp. ........................... 7,348,103 1,475,131,677
NVR, Inc.
(b)
............................. 733 4,505,788
NXP Semiconductors N.V. ................... 79,082 18,122,431
Occidental Petroleum Corp. .................. 226,713 12,938,511
Okta, Inc. , Class A
(b)
....................... 53,077 7,533,219
Old Dominion Freight Line, Inc. ............... 60,844 12,907,446
Omnicom Group, Inc. ...................... 93,569 7,363,880
ON Semiconductor Corp.
(b)
.................. 127,907 10,438,490
ONEOK, Inc. ............................ 199,743 18,138,662
Oracle Corp. ............................ 551,969 71,684,214
O'Reilly Automotive, Inc.
(b)
................... 266,739 23,833,130
Otis Worldwide Corp. ...................... 115,553 8,314,038
PACCAR, Inc. ........................... 166,390 22,076,625
Packaging Corp. of America ................. 27,848 6,846,152
Palantir Technologies, Inc. , Class A
(b)
........... 693,027 85,283,903
Palo Alto Networks, Inc.
(b)
................... 257,433 85,423,992
Parker-Hannifin Corp. ...................... 40,016 39,076,824
Paychex, Inc. ........................... 104,286 12,184,776
PayPal Holdings, Inc. ...................... 269,917 15,441,952
Pentair PLC ............................ 50,767 3,322,192
PepsiCo, Inc. ........................... 431,979 60,286,989
Pfizer, Inc. ............................. 1,803,698 45,110,487
PG&E Corp. ............................ 702,474 12,208,998
Philip Morris International, Inc. ................ 493,824 94,231,496
Phillips 66 .............................. 126,017 26,675,279
Pinnacle Financial Partners, Inc. ............... 48,042 5,055,460
PNC Financial Services Group, Inc. (The) ........ 124,945 31,220,007
PPG Industries, Inc. ....................... 72,951 8,062,545
PPL Corp. ............................. 237,769 8,371,846
Principal Financial Group, Inc. ................ 69,678 7,922,389
Procter & Gamble Co. (The) ................. 734,812 106,172,986
Progressive Corp. (The) .................... 183,207 38,733,624
Prologis, Inc. ............................ 296,220 42,836,374
Prudential Financial, Inc. .................... 110,419 13,479,952
PTC, Inc.
(b)
............................. 39,258 5,386,198
Public Service Enterprise Group, Inc. ........... 157,394 12,068,972
Public Storage ........................... 53,095 17,211,806
PulteGroup, Inc. ......................... 61,926 7,831,781
Security Shares Value
a
United States (continued)
Qnity Electronics, Inc. ...................... 67,555 $ 8,861,865
QUALCOMM, Inc. ........................ 338,837 50,015,730
Quanta Services, Inc. ...................... 47,719 31,845,752
Quest Diagnostics, Inc. ..................... 36,161 8,425,875
Raymond James Financial, Inc. ............... 54,977 9,674,852
Realty Income Corp. ....................... 292,885 18,706,565
Reddit, Inc. , Class A
(b)
...................... 36,777 5,173,421
Regency Centers Corp. .................... 53,938 4,330,682
Regeneron Pharmaceuticals, Inc. .............. 33,015 25,178,229
Regions Financial Corp. .................... 280,056 8,667,733
Reliance, Inc. ........................... 16,680 6,773,748
Republic Services, Inc. , Class A ............... 65,995 13,895,247
ResMed, Inc. ........................... 46,996 9,915,216
Revolution Medicines, Inc.
(b)
.................. 51,862 9,725,681
Rivian Automotive, Inc. , Class A
(b)
.............. 294,670 4,484,877
Robinhood Markets, Inc. , Class A
(b)
............. 242,122 20,958,080
ROBLOX Corp. , Class A
(b)
................... 193,855 6,901,238
Rocket Companies, Inc. , Class A
(b)
............. 286,868 3,700,597
Rocket Lab Corp.
(b)
....................... 165,778 10,767,281
Rockwell Automation, Inc. ................... 36,044 17,304,004
Rollins, Inc. ............................. 94,374 3,583,381
Roper Technologies, Inc. .................... 33,931 13,299,934
Ross Stores, Inc. ......................... 102,079 25,628,975
Royal Caribbean Cruises Ltd. ................ 81,221 25,852,644
Royalty Pharma PLC , Class A ................ 124,442 7,271,146
RPM International, Inc. ..................... 40,805 4,368,991
RTX Corp. ............................. 426,508 91,793,052
S&P Global, Inc. ......................... 97,222 40,048,658
Salesforce, Inc. .......................... 254,099 46,759,298
Samsara, Inc. , Class A
(b)
.................... 106,344 3,963,441
SBA Communications Corp. , Class A ............ 32,947 5,962,748
Seagate Technology Holdings PLC ............. 69,565 59,556,683
Sempra ............................... 208,373 18,451,429
ServiceNow, Inc.
(b)
........................ 332,221 36,952,942
SharkNinja, Inc.
(b)
......................... 25,631 4,146,327
Sherwin-Williams Co. (The) .................. 74,235 25,303,000
Simon Property Group, Inc. .................. 102,792 23,577,401
SLB Ltd. ............................... 476,413 23,625,321
Smurfit Westrock PLC ..................... 167,609 7,704,986
Snap-on, Inc. ........................... 16,010 6,570,664
Snowflake, Inc. , Class A
(b)
................... 104,111 30,533,674
SoFi Technologies, Inc.
(b)
.................... 390,664 6,371,730
Southern Co. (The) ....................... 357,421 33,790,581
Space Exploration Technologies Corp. , Class A
(a) (b)
.. 170,604 18,488,355
SS&C Technologies Holdings, Inc. ............. 68,885 5,307,589
Starbucks Corp. .......................... 361,105 38,006,301
State Street Corp. ........................ 89,572 16,495,580
Steel Dynamics, Inc. ....................... 44,549 11,193,382
STERIS PLC ............................ 30,640 6,998,176
Strategy, Inc. , Class A
(b)
.................... 86,009 8,022,920
Stryker Corp. ........................... 110,581 36,016,232
Sun Communities, Inc. ..................... 34,862 4,304,760
Super Micro Computer, Inc.
(b)
................. 168,870 4,795,908
Synchrony Financial ....................... 114,708 8,693,719
Synopsys, Inc.
(b)
......................... 58,018 22,555,078
Sysco Corp. ............................ 144,663 12,331,074
T Rowe Price Group, Inc. ................... 69,652 7,783,611
Take-Two Interactive Software, Inc.
(b)
............ 57,581 13,987,577
Tapestry, Inc. ............................ 65,333 9,954,789
Targa Resources Corp. ..................... 68,463 18,510,341
Target Corp. ............................ 141,527 20,449,236
TE Connectivity PLC ...................... 91,907 18,904,351
TechnipFMC PLC ........................ 128,772 9,227,802
Teledyne Technologies, Inc.
(b)
................. 14,314 9,383,829

iShares
®
MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
United States (continued)
Teradyne, Inc. ........................... 49,933 $ 18,359,865
Tesla, Inc.
(b)
............................. 894,533 278,387,615
Texas Instruments, Inc. ..................... 289,192 79,741,802
Texas Pacific Land Corp. .................... 18,692 7,525,025
Textron, Inc. ............................ 48,307 4,118,655
Thermo Fisher Scientific, Inc. ................. 118,528 68,070,630
TJX Companies, Inc. (The) .................. 349,942 55,059,874
T-Mobile U.S., Inc. ........................ 156,624 27,050,531
Toast, Inc. , Class A
(b)
...................... 150,898 4,869,478
Tractor Supply Co. ........................ 172,939 5,321,333
Tradeweb Markets, Inc. , Class A ............... 37,216 3,740,208
Trane Technologies PLC .................... 69,627 31,676,804
TransDigm Group, Inc. ..................... 17,874 22,420,788
TransUnion
(a)
............................ 64,173 5,045,281
Travelers Companies, Inc. (The) ............... 69,127 25,878,384
Trimble, Inc.
(b)
........................... 74,526 4,216,681
Truist Financial Corp. ...................... 397,762 20,619,982
Twilio, Inc. , Class A
(b)
...................... 46,753 9,226,705
Tyler Technologies, Inc.
(b)
................... 13,141 4,068,454
Tyson Foods, Inc. , Class A .................. 87,967 5,098,567
U.S. Bancorp ........................... 485,385 30,584,109
Uber Technologies, Inc.
(b)
................... 568,467 39,997,338
Ulta Beauty, Inc.
(b)
........................ 14,350 7,359,111
Union Pacific Corp. ....................... 188,552 55,081,696
United Airlines Holdings, Inc.
(b)
................ 26,651 3,233,566
United Parcel Service, Inc. , Class B ............ 237,233 24,724,423
United Rentals, Inc. ....................... 19,983 21,566,853
United Therapeutics Corp.
(b)
.................. 12,609 6,527,805
UnitedHealth Group, Inc. .................... 289,261 119,869,758
Valero Energy Corp. ....................... 96,434 30,174,199
Veeva Systems, Inc. , Class A
(b)
............... 46,905 9,558,301
Ventas, Inc. ............................ 151,403 14,157,695
Veralto Corp. ............................ 78,242 7,368,049
VeriSign, Inc. ........................... 27,403 7,947,418
Verisk Analytics, Inc. , Class A ................. 43,574 8,490,394
Verizon Communications, Inc. ................ 1,318,232 61,706,440
Vertex Pharmaceuticals, Inc.
(b)
................ 80,964 38,627,924
Vertiv Holdings Co. , Class A ................. 115,932 28,005,693
VICI Properties, Inc. , Class A ................. 342,985 9,037,655
Visa, Inc. , Class A ........................ 533,778 195,432,139
Vistra Corp. ............................ 108,258 16,042,753
Vulcan Materials Co. ...................... 41,689 11,196,415
W R Berkley Corp. ........................ 73,756 5,350,260
Walmart, Inc. ............................ 1,395,120 155,137,344
Walt Disney Co. (The) ..................... 557,018 53,579,561
Warner Bros Discovery, Inc.
(b)
................ 746,735 19,639,130
Waste Connections, Inc. .................... 78,159 13,082,253
Waste Management, Inc. .................... 125,780 28,495,459
Waters Corp.
(b)
.......................... 30,809 11,624,544
Watsco, Inc. ............................ 10,945 3,385,288
WEC Energy Group, Inc. .................... 106,756 11,681,242
Wells Fargo & Co. ........................ 976,989 84,460,699
Welltower, Inc. ........................... 223,852 52,479,863
West Pharmaceutical Services, Inc. ............ 23,006 7,844,126
Western Digital Corp. ...................... 110,258 60,072,969
Westinghouse Air Brake Technologies Corp. ....... 54,398 15,822,202
Weyerhaeuser Co. ........................ 222,350 5,565,421
Williams Companies, Inc. (The) ............... 386,442 27,646,061
Williams-Sonoma, Inc. ..................... 35,594 8,138,924
Willis Towers Watson PLC ................... 30,566 10,267,731
Workday, Inc. , Class A
(b)
.................... 68,796 11,030,751
WP Carey, Inc. .......................... 67,651 4,979,114
WW Grainger, Inc. ........................ 14,251 19,698,017
Xcel Energy, Inc. ......................... 199,701 15,616,618
Security Shares Value
a
United States (continued)
XPO, Inc.
(b)
............................. 37,322 $ 7,500,602
Xylem, Inc. ............................. 78,273 9,155,593
Yum! Brands, Inc. ........................ 88,132 13,508,873
Zimmer Biomet Holdings, Inc. ................ 64,570 6,065,060
Zoetis, Inc. , Class A ....................... 138,514 10,705,747
Zoom Communications, Inc. , Class A
(b)
.......... 76,695 7,368,089
Zscaler, Inc.
(b)
........................... 32,997 4,989,146
20,513,767,841
a
Total Common Stocks — 99.4%
(Cost: $ 20,503,583,665 ) .............................. 32,143,739,657
a
Preferred Stocks
Brazil  —  0 .1%
Axia Energia SA , Class C, Preference Shares
(b)
.... 118,133 1,212,057
Banco Bradesco SA , Preference Shares , NVS ..... 1,817,664 6,608,514
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 619,587 1,386,054
Gerdau SA , Preference Shares , NVS ........... 365,868 1,802,942
Itau Unibanco Holding SA , Preference Shares , NVS . 1,727,554 14,616,808
Itausa SA , Preference Shares , NVS ............ 1,905,050 5,193,729
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 1,527,322 13,082,335
43,902,439
a
Chile  —  0 .0%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 44,726 3,016,209
a
Colombia  —  0 .0%
Grupo Cibest SA , Preference Shares ........... 224,560 5,302,572
a
Germany  —  0 .1%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a)
.. 36,118 1,768,206
Henkel AG & Co. KGaA , Preference Shares , NVS ... 42,756 3,727,412
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 54,938 1,823,453
Sartorius AG , Preference Shares , NVS
(a)
......... 8,472 2,135,230
Volkswagen AG , Preference Shares , NVS ........ 66,302 5,729,952
15,184,253
a
South Korea  —  0 .1%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 2,457 336,113
Hyundai Motor Co. , Series 2, Preference Shares , NVS 7,519 1,035,769
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 270,093 33,941,216
35,313,098
a
Total Preferred Stocks — 0.3%
(Cost: $ 65,122,492 ) ................................. 102,718,571
a
Rights
United States  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(b) (d)
............... 72,235 722
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 722

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)
34
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Warrants
Canada  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (b) (d)
........................... 5,990 $ —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.7%
(Cost: $ 20,568,706,157 ) .............................. 32,246,458,950
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f) (g) (h)
...................... 213,379,104 $ 213,443,117
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 52,886,910 52,886,910
a
Total Short-Term Securities — 0.9%
(Cost: $ 266,259,919 ) ................................ 266,330,027
Total Investments —  100.6%
(Cost: $ 20,834,966,076 ) .............................. 32,512,788,977
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (180,676,300)
Net Assets — 100.0% ................................. $ 32,332,112,677
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 174,803,880  $ 38,670,071
(a)
$ —  $ (39,362) $ 8,528  $ 213,443,117  213,379,104  $ 1,488,880
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 26,220,000  26,666,910
(a)
—  —  —  52,886,910  52,886,910  1,225,741  —
BlackRock, Inc. ... 42,267,278  10,902,608  (2,395,023) 1,267,041  (1,418,367) 50,623,537  46,427  920,955  —
$ —  $ 1,227,679  $ (1,409,839)
$ 316,953,564
$ 3,635,576  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI ACWI ETF
Schedule of Investments
(continued)
July 31, 2026
35
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 149 09/18/26 $ 56,018 $ (721,177)
MSCI EAFE Index .................................................................... 136 09/18/26 21,640 27,983
MSCI Emerging Markets Index ............................................................ 119 09/18/26 9,772 (768,230)
$ (1,461,424)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 27,983 $ — $ — $ — $ 27,983
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 1,489,407 $ — $ — $ — $ 1,489,407
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 15,104,182 $ — $ — $ — $ 15,104,182
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (2,562,274) $ — $ — $ — $ (2,562,274)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 75,900,003
a

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI ACWI ETF
36
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 21,956,179,431 $ 10,187,559,658 $ 568 $ 32,143,739,657
Preferred Stocks .......................................... 52,221,220 50,497,351 — 102,718,571
Rights ................................................. — — 722 722
Warrants ............................................... — — — —
Short-Term Securities
Money Market Funds ....................................... 266,330,027 — — 266,330,027
$ 22,274,730,678 $ 10,238,057,009 $ 1,290 $ 32,512,788,977
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 27,983 $ — $ — $ 27,983
Liabilities
Equity Contracts ............................................ (1,489,407) — — (1,489,407)
$ (1,461,424) $ — $ — $ (1,461,424)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Common Stocks
China  —  24 .2%
360 Security Technology, Inc. , Class A ........... 182,600 $ 252,598
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 66,449 195,327
3SBio, Inc.
(a) (b) (c)
.......................... 631,000 1,347,539
AAC Technologies Holdings, Inc. .............. 274,500 1,348,834
Accelink Technologies Co. Ltd. , Class A
(b)
........ 16,900 403,811
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 20,562 1,045,426
AECC Aviation Power Co. Ltd. , Class A .......... 50,891 261,082
Agricultural Bank of China Ltd. , Class A .......... 1,803,600 1,842,876
Agricultural Bank of China Ltd. , Class H .......... 9,520,000 7,653,885
Aier Eye Hospital Group Co. Ltd. , Class A ........ 145,960 196,194
Air China Ltd. , Class A
(b)
.................... 166,019 153,765
Akeso, Inc.
(a) (b) (c)
.......................... 229,000 2,743,807
Alibaba Group Holding Ltd. .................. 5,872,140 89,452,615
Alibaba Health Information Technology Ltd.
(a) (b)
..... 2,000,000 918,244
Aluminum Corp. of China Ltd. , Class A .......... 290,099 412,290
Aluminum Corp. of China Ltd. , Class H .......... 1,334,000 1,452,580
Angel Yeast Co. Ltd. , Class A ................. 16,698 103,692
Anhui Conch Cement Co. Ltd. , Class A .......... 99,680 273,927
Anhui Conch Cement Co. Ltd. , Class H
(a)
......... 393,000 925,953
Anhui Gujing Distillery Co. Ltd. , Class A .......... 8,135 114,219
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(b)
................................. 62,700 243,837
Anker Innovations Technology Co. Ltd. , Class A .... 16,900 305,404
ANTA Sports Products Ltd. .................. 433,200 4,359,904
APT Medical, Inc. , Class A ................... 2,901 97,696
Avary Holding Shenzhen Co. Ltd. , Class A ........ 33,800 407,719
Baidu, Inc. , Class A
(b)
...................... 738,620 10,231,807
Baiyin Nonferrous Group Co. Ltd. , Class A
(b)
....... 135,200 99,703
Bank of Beijing Co. Ltd. , Class A .............. 514,600 397,813
Bank of Chengdu Co. Ltd. , Class A ............. 83,000 227,399
Bank of China Ltd. , Class A .................. 669,200 600,501
Bank of China Ltd. , Class H .................. 23,716,000 16,636,889
Bank of Communications Co. Ltd. , Class A ........ 1,125,986 1,196,631
Bank of Communications Co. Ltd. , Class H ....... 2,895,100 2,789,356
Bank of Hangzhou Co. Ltd. , Class A ............ 138,260 336,822
Bank of Jiangsu Co. Ltd. , Class A .............. 431,600 756,145
Bank of Nanjing Co. Ltd. , Class A .............. 265,600 457,453
Bank of Ningbo Co. Ltd. , Class A .............. 135,625 640,319
Bank of Shanghai Co. Ltd. , Class A ............. 326,041 456,292
Baoshan Iron & Steel Co. Ltd. , Class A .......... 464,895 421,956
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 16,900 206,271
Beijing Enlight Media Co. Ltd. , Class A .......... 50,700 89,391
Beijing Enterprises Holdings Ltd. .............. 153,500 619,125
Beijing Kingsoft Office Software, Inc. , Class A ...... 12,600 504,603
Beijing New Building Materials PLC , Class A ...... 41,026 117,172
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 33,465 130,441
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(b)
............................. 25,333 114,917
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 1,062,400 807,023
BeOne Medicines Ltd. , Class H
(b)
.............. 281,330 6,954,473
Bilibili, Inc. , Class Z
(b)
...................... 88,088 1,676,807
Biwin Storage Technology Co. Ltd. , Class A ....... 10,000 333,138
Bluefocus Intelligent Communications Group Co. Ltd. ,
Class A .............................. 67,600 143,597
BOC Aviation Ltd.
(c)
....................... 66,600 656,484
BOC International China Co. Ltd. , Class A ........ 50,700 88,780
BOE Technology Group Co. Ltd. , Class A ......... 763,600 621,202
Bosideng International Holdings Ltd. ............ 1,796,000 1,131,808
BYD Co. Ltd. , Class A ...................... 122,650 1,738,964
Security Shares Value
a
China (continued)
BYD Co. Ltd. , Class H ..................... 1,261,700 $ 15,083,411
BYD Electronic International Co. Ltd. ............ 284,500 851,966
C&D International Investment Group Ltd. ......... 333,000 652,633
Caitong Securities Co. Ltd. , Class A ............ 331,908 411,566
Cambricon Technologies Corp. Ltd. , Class A ....... 15,086 2,466,174
Canmax Technologies Co. Ltd. , Class A
(b)
........ 16,900 135,470
CGN Power Co. Ltd. , Class H
(c)
............... 3,549,000 1,308,675
Changjiang Securities Co. Ltd. , Class A .......... 147,700 188,078
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 45,372 742,747
Chengtun Mining Group Co. Ltd. , Class A ........ 50,700 79,734
Chifeng Jilong Gold Mining Group Ltd. , Class A ..... 33,800 198,926
China CITIC Bank Corp. Ltd. , Class A ........... 257,200 297,863
China CITIC Bank Corp. Ltd. , Class H ........... 2,828,200 2,788,685
China Coal Energy Co. Ltd. , Class H ............ 666,000 912,835
China Construction Bank Corp. , Class A ......... 382,000 613,658
China Construction Bank Corp. , Class H ......... 29,802,390 34,970,897
China CSSC Holdings Ltd. , Class A ............ 176,600 919,914
China Eastern Airlines Corp. Ltd. , Class A
(b)
....... 415,095 229,819
China Energy Engineering Corp. Ltd. , Class A ..... 754,900 290,643
China Everbright Bank Co. Ltd. , Class A ......... 1,052,100 494,053
China Feihe Ltd.
(c)
........................ 1,163,000 488,215
China Galaxy Securities Co. Ltd. , Class A ........ 167,051 312,313
China Galaxy Securities Co. Ltd. , Class H ........ 1,308,500 1,270,813
China Gas Holdings Ltd. .................... 962,800 750,971
China Gold International Resources Corp. Ltd. ..... 83,000 1,873,827
China Greatwall Technology Group Co. Ltd. , Class A
(b)
67,300 136,772
China Hongqiao Group Ltd. .................. 1,079,000 3,395,247
China International Capital Corp. Ltd. , Class A ..... 78,900 412,497
China International Capital Corp. Ltd. , Class H
(c)
.... 604,800 1,668,008
China Jushi Co. Ltd. , Class A ................. 116,871 652,810
China Life Insurance Co. Ltd. , Class A ........... 49,890 291,543
China Life Insurance Co. Ltd. , Class H .......... 2,602,000 9,687,091
China Longyuan Power Group Corp. Ltd. , Class H .. 822,000 604,793
China Mengniu Dairy Co. Ltd. ................ 1,105,000 2,666,174
China Merchants Bank Co. Ltd. , Class A ......... 398,804 2,339,297
China Merchants Bank Co. Ltd. , Class H ......... 1,350,446 8,761,795
China Merchants Energy Shipping Co. Ltd. , Class A . 197,500 491,085
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 149,400 223,663
China Merchants Port Holdings Co. Ltd. ......... 406,180 793,218
China Merchants Securities Co. Ltd. , Class A ...... 199,265 518,592
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 145,060 149,369
China Minsheng Banking Corp. Ltd. , Class A ...... 616,398 330,426
China Minsheng Banking Corp. Ltd. , Class H ...... 2,324,020 1,075,328
China National Building Material Co. Ltd. , Class H
(a)
.. 1,328,000 630,316
China National Chemical Engineering Co. Ltd. , Class A 182,656 211,932
China National Nuclear Power Co. Ltd. , Class A .... 398,400 534,275
China National Software & Service Co. Ltd. , Class A
(b)
19,750 96,343
China Nonferrous Mining Corp. Ltd. ............ 527,000 994,489
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 74,900 440,822
China Oilfield Services Ltd. , Class H ............ 664,000 602,201
China Overseas Land & Investment Ltd. ......... 1,328,260 2,284,579
China Pacific Insurance Group Co. Ltd. , Class A .... 165,598 791,777
China Pacific Insurance Group Co. Ltd. , Class H .... 896,400 3,498,713
China Petroleum & Chemical Corp. , Class A ....... 730,492 570,202
China Petroleum & Chemical Corp. , Class H ...... 7,870,000 4,447,547
China Power International Development Ltd.
(a)
..... 1,195,000 432,478
China Railway Group Ltd. , Class A ............. 448,200 305,696
China Railway Group Ltd. , Class H ............. 1,353,000 622,912
China Rare Earth Resources And Technology Co. Ltd. ,
Class A .............................. 33,800 239,504
China Resources Beer Holdings Co. Ltd. ......... 560,500 1,691,130

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
38
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
China Resources Gas Group Ltd. .............. 315,400 $ 672,835
China Resources Land Ltd.
(a)
................. 942,055 3,985,474
China Resources Microelectronics Ltd. , Class A .... 35,996 288,849
China Resources Mixc Lifestyle Services Ltd.
(c)
..... 233,000 1,185,048
China Resources Power Holdings Co. Ltd.
(a)
....... 664,000 1,635,885
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 42,933 164,213
China Ruyi Holdings Ltd.
(a) (b)
................. 3,996,000 734,290
China Shenhua Energy Co. Ltd. , Class A ......... 133,398 901,545
China Shenhua Energy Co. Ltd. , Class H ......... 1,174,500 6,506,584
China Southern Airlines Co. Ltd. , Class A
(b)
........ 315,400 245,201
China State Construction Engineering Corp. Ltd. , Class
A .................................. 857,300 596,842
China Taiping Insurance Holdings Co. Ltd. ........ 524,990 1,472,952
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 564,400 325,998
China Tourism Group Duty Free Corp. Ltd. , Class A .. 45,098 387,912
China Tower Corp. Ltd. , Class H
(c)
.............. 1,495,700 1,911,981
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 50,700 371,420
China United Network Communications Ltd. , Class A . 657,800 434,186
China Vanke Co. Ltd. , Class A
(b)
............... 216,007 106,903
China XD Electric Co. Ltd. , Class A ............. 101,400 200,318
China Yangtze Power Co. Ltd. , Class A .......... 491,148 2,115,898
China Zheshang Bank Co. Ltd. , Class A .......... 481,400 216,017
Chongqing Afari Technology Co. Ltd. , Class A
(b)
.... 84,500 104,182
Chongqing Changan Automobile Co. Ltd. , Class A ... 166,078 193,589
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 188,700 188,801
Chongqing Rural Commercial Bank Co. Ltd. , Class H 793,000 663,762
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(b)
................................. 50,191 96,850
Chow Tai Fook Jewellery Group Ltd. ............ 582,800 917,887
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(b)
............................. 67,600 118,249
CITIC Ltd. .............................. 1,538,000 2,420,853
CITIC Securities Co. Ltd. , Class A .............. 265,817 1,118,099
CITIC Securities Co. Ltd. , Class H ............. 556,025 1,941,019
CMOC Group Ltd. , Class A .................. 398,400 1,150,141
CMOC Group Ltd. , Class H .................. 1,242,000 2,676,791
CNGR Advanced Material Co. Ltd. , Class A ....... 16,900 101,791
CNPC Capital Co. Ltd. , Class A ............... 232,400 247,375
Contemporary Amperex Technology Co. Ltd. , Class A 95,898 5,617,913
Contemporary Amperex Technology Co. Ltd. , Class H 60,700 4,805,300
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 114,700 286,561
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 332,000 588,866
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 199,412 461,034
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 877,899 1,766,086
CRRC Corp. Ltd. , Class A ................... 531,200 484,544
CRRC Corp. Ltd. , Class H ................... 1,379,000 925,387
CSC Financial Co. Ltd. , Class A ............... 109,899 419,507
CSI Solar Co. Ltd. , Class A .................. 67,600 105,045
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(b)
. 16,880 95,022
CSPC Pharmaceutical Group Ltd.
(a)
............ 2,849,440 3,117,045
Dajin Heavy Industry Co. Ltd. , Class A ........... 16,900 98,703
Daqin Railway Co. Ltd. , Class A ............... 416,100 306,262
Datang International Power Generation Co. Ltd. , Class
A .................................. 219,700 192,311
Dazhong Mining Co. Ltd. , Class A .............. 33,800 129,470
Dongfang Electric Corp. Ltd. , Class A ........... 66,488 247,300
Dongxing Securities Co. Ltd. , Class A ........... 136,098 278,545
East Money Information Co. Ltd. , Class A ......... 342,314 1,021,371
Eastroc Beverage Group Co. Ltd. , Class A ........ 14,040 282,485
Ecovacs Robotics Co. Ltd. , Class A ............. 16,600 149,214
Security Shares Value
a
China (continued)
Empyrean Technology Co. Ltd. , Class A .......... 16,900 $
218,223
ENN Energy Holdings Ltd. ................... 265,300 1,587,536
ENN Natural Gas Co. Ltd. , Class A ............. 33,800 89,082
Eoptolink Technology, Inc. Ltd. , Class A .......... 30,044 1,760,131
Eve Energy Co. Ltd. , Class A ................. 40,916 328,781
Everbright Securities Co. Ltd. , Class A ........... 110,293 241,655
Far East Horizon Ltd.
(a)
..................... 830,000 728,959
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 33,800 164,702
Focus Media Information Technology Co. Ltd. , Class A 382,940 318,762
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 99,564 565,919
Founder Securities Co. Ltd. , Class A ............ 364,500 383,249
Founder Technology Group Corp. , Class A
(b)
....... 84,500 114,624
Foxconn Industrial Internet Co. Ltd. , Class A ....... 231,800 1,944,629
Full Truck Alliance Co. Ltd. , ADR .............. 234,724 2,227,531
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 49,871 440,379
Fuyao Glass Industry Group Co. Ltd. , Class H
(c)
.... 199,200 1,506,309
Ganfeng Lithium Group Co. Ltd. , Class A ......... 45,957 338,157
Ganfeng Lithium Group Co. Ltd. , Class H
(c)
....... 166,200 780,759
GCL Technology Holdings Ltd.
(b)
............... 9,618,000 748,139
GD Power Development Co. Ltd. , Class A ........ 332,100 249,912
GDS Holdings Ltd. , Class A
(a) (b)
................ 399,500 1,625,624
Geely Automobile Holdings Ltd. ............... 2,208,000 5,574,620
Genscript Biotech Corp.
(b)
................... 406,000 933,933
GF Securities Co. Ltd. , Class A ............... 112,600 355,723
GF Securities Co. Ltd. , Class H ............... 388,600 847,404
Giant Biogene Holding Co. Ltd.
(a) (c)
............. 130,200 511,445
Giant Network Group Co. Ltd. , Class A .......... 33,800 146,815
GigaDevice Semiconductor, Inc. , Class A ......... 16,435 917,714
GoerTek, Inc. , Class A ..................... 74,497 255,142
Goldwind Science & Technology Co. Ltd. , Class A ... 75,813 205,926
Gotion High-tech Co. Ltd. , Class A ............. 40,400 170,707
Great Wall Motor Co. Ltd. , Class H ............. 780,000 903,091
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 50,338 315,308
Guangdong Haid Group Co. Ltd. , Class A ........ 29,999 219,796
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(b)
................................. 67,600 284,217
Guangdong Investment Ltd. .................. 996,000 1,074,866
Guangzhou Automobile Group Co. Ltd. , Class A
(b)
... 47,100 38,495
Guangzhou Haige Communications Group, Inc. Co. ,
Class A .............................. 50,700 74,818
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 49,800 263,098
Guocheng Mining Co. Ltd. , Class A ............. 33,800 139,388
Guolian Minsheng Securities Co. Ltd. , Class A ..... 101,400 135,250
Guosen Securities Co. Ltd. , Class A ............ 204,600 312,331
Guotai Haitong Securities Co. Ltd. ............. 306,838 833,107
Guotai Haitong Securities Co. Ltd. , Class H
(c)
...... 783,776 1,493,385
Guoyuan Securities Co. Ltd. , Class A ........... 159,130 172,949
H World Group Ltd. , Class A , ADR ............. 65,198 2,783,303
Haidilao International Holding Ltd.
(a) (c)
........... 553,000 836,684
Haier Smart Home Co. Ltd. , Class A ............ 83,000 284,725
Haier Smart Home Co. Ltd. , Class H ............ 830,000 2,392,753
Hainan Airlines Holding Co. Ltd. , Class A
(b)
........ 904,800 183,550
Haisco Pharmaceutical Group Co. Ltd. , Class A .... 16,900 156,177
Haitian International Holdings Ltd. ............. 166,000 440,166
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 16,900 648,419
Hangzhou First Applied Material Co. Ltd. , Class A ... 69,852 151,603
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 36,400 151,891
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 17,690 130,981
Hansoh Pharmaceutical Group Co. Ltd.
(c)
......... 550,000 2,251,971
Hebei Changshan Biochemical Pharmaceutical Co.
Ltd. , Class A
(b)
......................... 16,900 62,377

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
39
Schedule of Investments
Security Shares Value
a
China (continued)
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 46,100 $ 178,114
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 83,028 319,467
Hengan International Group Co. Ltd. ............ 232,000 731,859
Hengli Petrochemical Co. Ltd. , Class A .......... 117,299 289,981
Hengtong Optic-electric Co. Ltd. , Class A ......... 67,600 473,757
Hesai Group , Class B
(a) (b)
.................... 367,840 777,426
Hgtech Co. Ltd. , Class A .................... 21,000 295,345
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 17,123 595,728
Horizon Robotics , Class B
(b)
.................. 1,817,400 1,206,292
Hoshine Silicon Industry Co. Ltd. , Class A ........ 16,600 82,246
Hua Hong Grace Semiconductor Ltd.
(b) (c)
......... 278,000 4,530,584
Huadian Power International Corp. Ltd. , Class A .... 275,200 196,050
Huadong Medicine Co. Ltd. , Class A ............ 16,617 71,679
Huafon Chemical Co. Ltd. , Class A ............. 67,600 109,803
Huaneng Power International, Inc. , Class A ....... 249,000 265,042
Huaneng Power International, Inc. , Class H
(a)
...... 1,332,000 1,023,655
Huaqin Co. Ltd. , Class A .................... 23,660 284,428
Huatai Securities Co. Ltd. , Class A ............. 132,800 385,567
Huatai Securities Co. Ltd. , Class H
(c)
............ 497,600 1,072,681
Huaxia Bank Co. Ltd. , Class A ................ 348,699 359,933
Huayu Automotive Systems Co. Ltd. , Class A ...... 83,200 207,573
Hubei Feilihua Quartz Glass Co. Ltd. , Class A
(b)
.... 16,900 182,152
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 16,888 230,875
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 16,900 158,527
Hundsun Technologies, Inc. , Class A ............ 33,473 113,612
Hygon Information Technology Co. Ltd. , Class A .... 50,220 2,059,112
IEIT Systems Co. Ltd. , Class A ................ 27,245 288,525
Iflytek Co. Ltd. , Class A ..................... 49,800 310,848
Imeik Technology Development Co. Ltd. , Class A ... 10,540 170,232
Industrial & Commercial Bank of China Ltd. , Class A . 1,394,400 1,649,603
Industrial & Commercial Bank of China Ltd. , Class H . 22,915,350 21,920,537
Industrial Bank Co. Ltd. , Class A ............... 464,825 1,301,038
Industrial Securities Co. Ltd. , Class A ........... 308,386 275,889
Ingenic Semiconductor Co. Ltd. , Class A ......... 17,000 318,075
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A
(b)
1,209,696 399,567
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 75,050 299,760
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 182,600 128,028
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 50,700 239,517
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 132,887 532,803
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 301,825 868,954
Innovent Biologics, Inc.
(b) (c)
................... 512,000 5,653,601
J&T Global Express Ltd.
(b)
................... 855,200 1,100,103
JA Solar Technology Co. Ltd. , Class A
(b)
.......... 83,032 92,296
JCET Group Co. Ltd. , Class A ................ 33,500 324,955
JD Health International, Inc.
(b) (c)
............... 373,600 1,880,036
JD Logistics, Inc.
(b) (c)
....................... 597,600 1,145,924
JD.com, Inc. , Class A ...................... 820,982 13,505,131
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(b)
.... 133,600 232,637
Jiangsu Etern Co. Ltd. , Class A ............... 16,900 79,900
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 33,265 534,469
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 144,710 1,158,289
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 33,588 213,275
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 76,300 320,995
Jiangxi Copper Co. Ltd. , Class A .............. 49,800 320,119
Jiangxi Copper Co. Ltd. , Class H .............. 399,000 1,795,263
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 67,600 209,646
Jinko Solar Co. Ltd. , Class A
(b)
................ 212,768 136,495
JL Mag Rare-Earth Co. Ltd. , Class A ............ 16,900 63,980
Security Shares Value
a
China (continued)
Kanzhun Ltd. , ADR ....................... 129,809 $ 2,113,291
KE Holdings, Inc. , Class A ................... 699,254 3,922,046
Kingboard Laminates Holdings Ltd. ............. 342,000 1,274,071
Kingdee International Software Group Co. Ltd.
(b)
.... 1,064,000 1,143,474
Kingfa Sci & Tech Co. Ltd. , Class A ............. 33,800 77,346
Kingnet Network Co. Ltd. , Class A ............. 33,800 85,914
Kingsoft Corp. Ltd. ........................ 365,200 1,252,939
Kuaishou Technology , Class B
(c)
............... 995,900 5,546,309
Kuang-Chi Technologies Co. Ltd. , Class A ........ 34,000 155,466
Kunlun Energy Co. Ltd. ..................... 1,272,000 1,176,374
Kunlun Tech Co. Ltd. , Class A
(b)
............... 26,500 169,086
Kweichow Moutai Co. Ltd. , Class A ............. 27,447 5,489,847
Laopu Gold Co. Ltd. , Class H
(a)
............... 9,800 403,064
LB Group Co. Ltd. , Class A .................. 30,300 73,376
Legend Biotech Corp. , Class A , ADR
(a) (b)
......... 23,572 437,261
Lenovo Group Ltd. ........................ 2,756,000 8,428,379
Lens Technology Co. Ltd. , Class A ............. 112,586 524,641
Leo Group Co. Ltd. , Class A ................. 135,200 92,760
Li Auto, Inc. , Class A
(b)
..................... 431,636 2,939,720
Li Ning Co. Ltd. .......................... 793,000 1,531,933
Lingyi iTech Guangdong Co. , Class A ........... 157,100 287,486
Longfor Group Holdings Ltd.
(a) (c)
............... 747,000 653,737
LONGi Green Energy Technology Co. Ltd. , Class A
(b)
. 182,628 351,091
Luxshare Precision Industry Co. Ltd. , Class A ...... 149,430 1,272,490
Luzhou Laojiao Co. Ltd. , Class A .............. 33,200 446,658
Mango Excellent Media Co. Ltd. , Class A ......... 49,850 120,778
Maxscend Microelectronics Co. Ltd. , Class A
(b)
..... 16,664 167,174
Meituan , Class B
(b) (c)
....................... 1,743,250 20,581,640
Metallurgical Corp. of China Ltd. , Class A
(b)
....... 377,008 151,735
Midea Group Co. Ltd. , Class A ................ 86,850 1,126,438
Midea Group Co. Ltd. , Class H ................ 132,800 1,682,546
MINISO Group Holding Ltd. .................. 88,160 287,856
MMG Ltd.
(b)
............................. 1,551,200 1,664,743
Montage Technology Co. Ltd. , Class A ........... 32,200 975,317
Muyuan Foods Group Co. Ltd. , Class A .......... 116,236 675,818
NARI Technology Co. Ltd. , Class A ............. 166,067 598,149
National Silicon Industry Group Co. Ltd. , Class A
(b)
.. 69,599 241,655
NAURA Technology Group Co. Ltd. , Class A ....... 16,765 1,701,970
NetEase, Inc. ........................... 619,970 16,495,053
New China Life Insurance Co. Ltd. , Class A ....... 44,399 414,354
New China Life Insurance Co. Ltd. , Class H ....... 334,000 2,059,555
New Hope Liuhe Co. Ltd. , Class A
(b)
............ 116,272 120,485
New Oriental Education & Technology Group, Inc. ... 464,880 2,726,198
Nexchip Semiconductor Corp. , Class A
(b)
......... 35,000 192,201
Ningbo Deye Technology Corp. , Class A ......... 28,248 342,418
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 34,000 207,055
Ningbo Tuopu Group Co. Ltd. , Class A .......... 28,280 195,015
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 150,800 518,892
NIO, Inc. , Class A
(b)
....................... 616,862 3,026,844
Nongfu Spring Co. Ltd. , Class H
(c)
.............. 598,000 3,330,265
OmniVision Integrated Circuits Group, Inc. , Class A .. 29,210 382,909
Orient Overseas International Ltd. ............. 49,000 958,175
Orient Securities Co. Ltd. , Class A ............. 205,513 279,569
PDD Holdings, Inc. , ADR
(b)
.................. 199,483 17,666,214
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 118,600 129,265
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 3,154,000 2,192,640
PetroChina Co. Ltd. , Class A ................. 481,400 791,977
PetroChina Co. Ltd. , Class H ................. 7,114,000 9,052,275
Pharmaron Beijing Co. Ltd. , Class A ............ 42,250 229,928
PICC Property & Casualty Co. Ltd. , Class H ....... 2,415,814 5,041,914
Ping An Bank Co. Ltd. , Class A ................ 372,738 641,879
Ping An Insurance Group Co. of China Ltd. , Class A . 220,499 1,789,810

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
40
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Ping An Insurance Group Co. of China Ltd. , Class H . 2,293,500 $ 17,134,212
Piotech, Inc. , Class A ...................... 5,952 585,071
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 249,295 194,920
Pony AI, Inc. , Class A
(b)
..................... 66,600 531,428
Pop Mart International Group Ltd.
(a) (c)
............ 186,800 3,876,397
Postal Savings Bank of China Co. Ltd. , Class A ..... 664,000 509,374
Postal Savings Bank of China Co. Ltd. , Class H
(c)
... 2,923,000 1,893,206
Power Construction Corp. of China Ltd. , Class A .... 381,800 276,324
Qinghai Salt Lake Industry Co. Ltd. , Class A
(b)
...... 132,800 535,749
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 33,500 313,399
Remegen Co. Ltd. , Class H
(a) (b) (c)
............... 77,000 802,396
Rockchip Electronics Co. Ltd. , Class A .......... 12,300 342,464
Rongsheng Petrochemical Co. Ltd. , Class A ....... 182,668 334,364
SAIC Motor Corp. Ltd. , Class A ............... 166,098 278,402
Sanan Optoelectronics Co. Ltd. , Class A
(b)
........ 99,800 180,889
Sany Heavy Industry Co. Ltd. , Class A ........... 166,057 505,342
Satellite Chemical Co. Ltd. , Class A ............ 83,091 311,323
SDIC Power Holdings Co. Ltd. , Class A .......... 160,600 362,705
SenseTime Group, Inc. , Class B
(b) (c)
............ 9,783,000 1,812,573
Seres Group Co. Ltd. , Class A ................ 40,200 370,908
SF Holding Co. Ltd. , Class A ................. 100,695 522,013
SG Micro Corp. , Class A .................... 13,020 184,188
Shaanxi Coal Industry Co. Ltd. , Class A .......... 210,999 773,887
Shandong Gold Mining Co. Ltd. , Class A ......... 83,080 347,781
Shandong Gold Mining Co. Ltd. , Class H
(c)
........ 290,500 749,870
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 50,700 392,185
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 59,800 183,772
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 63,856 203,792
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 298,800 209,078
Shandong Sun Paper Industry JSC Ltd. , Class A .... 83,000 178,963
Shanghai Baosight Software Co. Ltd. , Class A ..... 49,847 137,261
Shanghai Electric Group Co. Ltd. , Class A ........ 298,800 305,177
Shanghai Electric Power Co. Ltd. , Class A ........ 50,700 108,618
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 16,600 57,083
Shanghai International Airport Co. Ltd. , Class A ..... 33,200 121,328
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 48,400 120,876
Shanghai Pudong Development Bank Co. Ltd. , Class A 664,095 935,297
Shanghai Putailai New Energy Technology Group Co.
Ltd. , Class A .......................... 51,260 180,647
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 192,200 244,476
Shanghai Stonehill Technology Co. Ltd. , Class A .... 118,300 118,415
Shanghai United Imaging Healthcare Co. Ltd. , Class A 20,020 342,541
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 16,900 80,398
Shanjin International Gold Co. Ltd. , Class A ....... 55,121 190,740
Shannon Semiconductor Technology Co. Ltd. , Class A 16,900 363,279
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 149,400 143,826
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 80,400 179,801
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 26,880 505,862
Sharetronic Data Technology Co. Ltd. , Class A ..... 16,900 538,615
Shengyi Technology Co. Ltd. , Class A ........... 49,000 765,635
Shennan Circuits Co. Ltd. , Class A ............. 16,786 765,101
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 684,797 475,392
Shenzhen Envicool Technology Co. Ltd. , Class A ... 21,970 154,103
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 33,800 137,972
Shenzhen Inovance Technology Co. Ltd. , Class A ... 26,100 247,625
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 33,800 363,484
Security Shares Value
a
China (continued)
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 16,900 $ 867,891
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 16,900 266,861
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 26,875 632,252
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 18,000 127,658
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 33,200 163,702
Shenzhen Sunway Communication Co. Ltd. , Class A . 16,900 143,456
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 35,305 336,102
Shenzhou International Group Holdings Ltd. ....... 282,200 1,603,833
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(b)
.. 1,400 61,779
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 132,876 311,112
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 33,200 213,958
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(b)
............................ 17,100 1,051,401
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 199,100 265,903
Sino Biopharmaceutical Ltd. ................. 3,490,250 2,239,296
Sinoma Science & Technology Co. Ltd. , Class A .... 50,700 323,209
Sinomine Resource Group Co. Ltd. , Class A ....... 16,900 117,635
Sinopharm Group Co. Ltd. , Class H ............ 427,200 947,356
Sinotruk Hong Kong Ltd. .................... 246,500 1,277,617
Smoore International Holdings Ltd.
(a) (c)
........... 664,000 779,431
SooChow Securities Co. Ltd. , Class A ........... 234,257 281,491
Spring Airlines Co. Ltd. , Class A ............... 12,516 87,216
Sungrow Power Supply Co. Ltd. , Class A ......... 46,860 720,100
Sunny Optical Technology Group Co. Ltd.
(a)
....... 215,600 1,540,928
Sunwoda Electronic Co. Ltd. , Class A ........... 59,899 168,952
SUPCON Technology Co. Ltd. , Class A .......... 30,659 421,949
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(b)
............................. 44,800 1,136,085
Suzhou TFC Optical Communication Co. Ltd. , Class A 25,328 638,346
TAL Education Group , ADR
(b)
................. 118,932 1,486,650
TBEA Co. Ltd. , Class A ..................... 101,806 315,697
TCL Technology Group Corp. , Class A ........... 459,750 321,692
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(b)
......................... 107,098 139,670
Tencent Holdings Ltd. ...................... 2,156,400 131,762,479
Tencent Music Entertainment Group , ADR ........ 198,067 1,871,733
Tianqi Lithium Corp. , Class A
(b)
................ 30,500 204,960
Tianshan Aluminum Group Co. Ltd. , Class A ....... 84,500 165,378
Tianshui Huatian Technology Co. Ltd. , Class A ..... 90,900 208,228
Tingyi Cayman Islands Holding Corp. ........... 666,000 1,008,663
Tongcheng Travel Holdings Ltd. ............... 464,800 846,158
TongFu Microelectronics Co. Ltd. , Class A ........ 67,600 567,698
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 281,200 259,470
Tongwei Co. Ltd. , Class A
(b)
.................. 99,600 172,226
Trina Solar Co. Ltd. , Class A
(b)
................ 66,596 133,920
Trip.com Group Ltd.
(b)
...................... 206,280 9,664,313
Tsingtao Brewery Co. Ltd. , Class A ............. 11,300 93,712
Tsingtao Brewery Co. Ltd. , Class H ............. 218,000 1,296,081
UBTech Robotics Corp. Ltd. , Class H
(a) (b)
......... 74,900 778,056
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 9,099 87,494
Unisplendour Corp. Ltd. , Class A .............. 58,263 300,184
United Nova Technology Co. Ltd. , Class A
(b)
....... 135,200 155,618
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 50,700 164,439
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(b)
................................. 12,139 345,405
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 21,100 595,007
Vipshop Holdings Ltd. , ADR .................. 100,250 1,537,835
Wanhua Chemical Group Co. Ltd. , Class A ........ 66,429 731,760
Want Want China Holdings Ltd. ............... 1,524,000 656,830
Wanxiang Qianchao Co. Ltd. , Class A ........... 67,600 112,195
Weichai Power Co. Ltd. , Class A ............... 189,800 785,541

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
41
Schedule of Investments
Security Shares Value
a
China (continued)
Weichai Power Co. Ltd. , Class H .............. 656,600 $ 2,745,377
Wens Foodstuff Group Co. Ltd. , Class A ......... 166,098 346,588
Western Mining Co. Ltd. , Class A .............. 33,800 192,254
Wolong Electric Group Co. Ltd. , Class A ......... 16,875 79,203
Wuhan Guide Infrared Co. Ltd. , Class A
(b)
........ 131,160 244,366
Wuliangye Yibin Co. Ltd. , Class A .............. 83,061 958,825
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 41,850 642,291
WuXi AppTec Co. Ltd. , Class A ................ 49,864 947,646
WuXi AppTec Co. Ltd. , Class H
(c)
.............. 138,274 2,835,618
Wuxi Biologics Cayman, Inc.
(b) (c)
............... 1,222,500 6,033,651
WuXi XDC Cayman, Inc.
(a) (b)
.................. 151,000 996,048
XCMG Construction Machinery Co. Ltd. , Class A .... 282,298 374,501
Xiamen Tungsten Co. Ltd. , Class A ............. 50,700 352,555
Xiaomi Corp. , Class B
(b) (c)
................... 5,987,600 21,971,397
Xinjiang Daqo New Energy Co. Ltd. , Class A
(b)
..... 38,748 103,868
Xinyi Solar Holdings Ltd. .................... 1,992,000 559,186
XPeng, Inc. , Class A
(b)
..................... 436,202 2,829,335
XtalPi Holdings Ltd.
(a) (b)
..................... 602,000 525,384
Yadea Group Holdings Ltd.
(a) (c)
................ 382,000 522,654
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(c)
............................ 148,500 1,801,248
Yankuang Energy Group Co. Ltd. , Class A ........ 129,720 387,838
Yankuang Energy Group Co. Ltd. , Class H ........ 1,164,700 1,772,912
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 28,201 562,212
Yealink Network Technology Corp. Ltd. , Class A .... 40,127 230,959
Yonyou Network Technology Co. Ltd. , Class A
(b)
.... 83,290 137,051
YTO Express Group Co. Ltd. , Class A ........... 83,000 231,683
Yum China Holdings, Inc. ................... 115,227 5,459,973
Yunnan Aluminium Co. Ltd. , Class A ............ 72,299 285,575
Yunnan Baiyao Group Co. Ltd. , Class A .......... 33,874 265,268
Yunnan Energy New Material Group Co. Ltd. , Class A
(b)
33,800 263,261
Yunnan Tin Co. Ltd. , Class A ................. 33,800 170,360
Yunnan Yuntianhua Co. Ltd. , Class A ........... 33,800 149,231
Yutong Bus Co. Ltd. , Class A ................. 50,400 240,339
Zangge Mining Co. Ltd. , Class A ............... 31,700 377,417
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 13,664 282,165
Zhaojin Mining Industry Co. Ltd. , Class H ......... 601,000 1,629,203
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 168,800 338,345
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 119,000 225,662
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 33,200 123,991
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 49,800 123,118
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 60,400 357,169
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 33,200 189,161
Zhejiang Juhua Co. Ltd. , Class A .............. 67,200 392,419
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(b) (c)
. 183,037 934,412
Zhejiang NHU Co. Ltd. , Class A ............... 66,612 296,045
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 37,500 208,258
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 252,000 189,175
Zheshang Securities Co. Ltd. , Class A ........... 271,800 384,617
Zhongji Innolight Co. Ltd. , Class A ............. 23,594 3,139,617
Zhongjin Gold Corp. Ltd. , Class A .............. 114,600 391,424
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 182,700 784,303
Zijin Mining Group Co. Ltd. , Class A ............ 448,200 2,191,316
Zijin Mining Group Co. Ltd. , Class H ............ 2,063,811 8,762,899
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 166,037 186,858
ZTE Corp. , Class A ....................... 83,000 415,365
ZTE Corp. , Class H
(a)
...................... 265,600 840,539
ZTO Express Cayman, Inc. .................. 137,724 3,295,899
898,952,535
a
Security Shares Value
a
Hong Kong  —  3 .9%
AIA Group Ltd. .......................... 3,662,200 $ 36,918,236
BOC Hong Kong Holdings Ltd. ................ 1,263,000 8,399,028
CK Asset Holdings Ltd. ..................... 609,632 3,713,279
CK Hutchison Holdings Ltd. .................. 947,632 8,878,625
CK Infrastructure Holdings Ltd. ................ 245,000 1,954,253
CLP Holdings Ltd. ........................ 579,000 5,756,617
Futu Holdings Ltd. , ADR .................... 17,264 1,814,792
Galaxy Entertainment Group Ltd. .............. 719,000 3,135,554
Henderson Land Development Co. Ltd. .......... 379,166 1,374,616
HKT Trust & HKT Ltd. , Class SS ............... 1,328,640 2,249,182
Hong Kong & China Gas Co. Ltd. .............. 4,029,763 3,607,592
Hong Kong Exchanges & Clearing Ltd. .......... 410,258 21,375,592
Hongkong Land Holdings Ltd. ................ 348,400 2,825,084
Jardine Matheson Holdings Ltd. ............... 59,200 3,931,763
Link REIT .............................. 885,400 4,413,270
MTR Corp. Ltd.
(a)
......................... 548,000 2,312,104
Power Assets Holdings Ltd. .................. 496,500 3,737,870
Sands China Ltd. ......................... 863,200 1,618,761
Sino Land Co. Ltd. ........................ 1,329,200 1,810,425
SITC International Holdings Co. Ltd. ............ 498,000 2,510,814
Sun Hung Kai Properties Ltd. ................. 426,000 6,686,006
Swire Pacific Ltd. , Class A ................... 128,500 1,631,874
Techtronic Industries Co. Ltd. ................. 506,000 8,500,777
WH Group Ltd.
(c)
......................... 2,673,500 2,876,600
Wharf Real Estate Investment Co. Ltd. .......... 607,000 2,052,865
Zijin Gold International Co. Ltd. ............... 124,600 1,884,164
145,969,743
a
India  —  13 .2%
ABB India Ltd. ........................... 16,422 1,252,827
Adani Enterprises Ltd. ..................... 61,088 1,925,950
Adani Ports & Special Economic Zone Ltd. ........ 184,991 3,286,645
Adani Power Ltd.
(b)
........................ 1,088,027 2,407,351
Aditya Birla Capital Ltd.
(b)
................... 297,930 1,261,923
Alkem Laboratories Ltd. .................... 14,408 868,346
Ambuja Cements Ltd. ...................... 202,188 915,104
APL Apollo Tubes Ltd. ..................... 65,501 1,248,749
Apollo Hospitals Enterprise Ltd. ............... 37,018 3,472,930
Ashok Leyland Ltd. ....................... 988,656 1,721,071
Asian Paints Ltd. ......................... 130,471 3,753,014
Astral Ltd. .............................. 37,838 574,135
AU Small Finance Bank Ltd.
(c)
................ 203,371 2,232,019
Aurobindo Pharma Ltd. ..................... 86,719 1,435,486
Avenue Supermarts Ltd.
(b) (c)
.................. 48,693 2,002,257
Axis Bank Ltd. ........................... 809,303 10,421,656
Bajaj Auto Ltd. ........................... 22,665 2,735,902
Bajaj Finance Ltd. ........................ 880,994 10,531,673
Bajaj Finserv Ltd. ......................... 131,804 2,801,456
Bajaj Holdings & Investment Ltd. .............. 8,964 1,065,397
Balkrishna Industries Ltd. ................... 28,590 741,105
Bank of Baroda .......................... 396,577 1,008,005
Bharat Electronics Ltd. ..................... 1,230,412 5,000,905
Bharat Forge Ltd. ......................... 85,490 1,969,398
Bharat Heavy Electricals Ltd. ................. 417,822 1,781,220
Bharat Petroleum Corp. Ltd. ................. 580,295 1,939,331
Bharti Airtel Ltd. .......................... 964,131 19,918,293
Bosch Ltd. ............................. 2,672 1,150,343
Britannia Industries Ltd. .................... 37,112 2,106,135
BSE Ltd. .............................. 46,686 1,783,212
Canara Bank ............................ 641,547 839,788
CG Power & Industrial Solutions Ltd. ............ 227,216 2,055,576
Cholamandalam Investment and Finance Co. Ltd. ... 144,798 2,806,004
Cipla Ltd. .............................. 177,786 2,743,821
Coal India Ltd. ........................... 551,912 2,396,106
Colgate-Palmolive India Ltd. ................. 39,674 863,189

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
42
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Coromandel International Ltd. ................ 41,685 $ 905,860
Cummins India Ltd. ....................... 48,156 2,785,122
Dabur India Ltd. .......................... 151,890 670,821
Divi's Laboratories Ltd. ..................... 40,338 3,405,263
Dixon Technologies India Ltd. ................ 12,984 1,910,861
DLF Ltd. ............................... 221,681 1,531,202
Dr Reddy's Laboratories Ltd. ................. 179,114 2,148,960
Eicher Motors Ltd. ........................ 47,771 3,919,473
Eternal Ltd.
(b)
............................ 867,584 2,749,492
Federal Bank Ltd. ........................ 692,621 2,603,905
Fortis Healthcare Ltd. ...................... 181,787 1,801,031
FSN E-Commerce Ventures Ltd.
(b)
............. 404,526 1,414,006
GAIL India Ltd. .......................... 785,115 1,491,618
GE Vernova T&D India Ltd. .................. 46,039 2,084,664
GMR Airports Ltd.
(b)
....................... 953,520 1,051,476
Godrej Consumer Products Ltd. ............... 134,128 1,504,356
Godrej Properties Ltd. ..................... 48,406 1,068,158
Grasim Industries Ltd. ...................... 95,616 3,105,663
Havells India Ltd. ......................... 74,194 980,184
HCL Technologies Ltd. ..................... 308,926 4,368,375
HDFC Asset Management Co. Ltd.
(c)
............ 66,566 1,823,714
HDFC Bank Ltd. ......................... 3,999,420 31,322,677
HDFC Life Insurance Co. Ltd.
(c)
............... 333,494 1,916,150
Hero MotoCorp Ltd. ....................... 41,850 2,362,447
Hindalco Industries Ltd. .................... 452,351 4,635,175
Hindustan Aeronautics Ltd. .................. 59,900 2,917,768
Hindustan Petroleum Corp. Ltd. ............... 321,984 1,310,303
Hindustan Unilever Ltd. ..................... 244,452 5,381,059
Hitachi Energy India Ltd. .................... 4,356 1,468,094
ICICI Bank Ltd. .......................... 1,856,491 27,901,479
ICICI Lombard General Insurance Co. Ltd.
(c)
....... 84,826 1,443,442
ICICI Prudential Life Insurance Co. Ltd.
(c)
......... 125,052 675,176
IDFC First Bank Ltd. ....................... 1,464,517 1,299,293
Indian Bank ............................ 97,309 852,472
Indian Hotels Co. Ltd. (The) , Class A ............ 297,804 2,305,255
Indian Oil Corp. Ltd. ....................... 965,054 1,414,683
Indus Towers Ltd.
(b)
....................... 451,188 1,850,064
IndusInd Bank Ltd. ........................ 202,003 2,142,237
Info Edge India Ltd. ....................... 125,662 1,614,073
Infosys Ltd. ............................. 1,065,215 12,653,741
InterGlobe Aviation Ltd.
(c)
.................... 65,840 3,565,144
ITC Ltd. ............................... 1,024,958 3,017,433
Jindal Stainless Ltd. ....................... 109,112 840,199
Jindal Steel Ltd. .......................... 122,894 1,421,102
Jio Financial Services Ltd. ................... 977,646 2,627,315
JSW Energy Ltd. ......................... 153,660 893,125
JSW Steel Ltd. .......................... 208,905 2,780,686
Kotak Mahindra Bank Ltd. ................... 1,910,934 7,811,819
L&T Finance Ltd. ......................... 319,329 1,041,350
Larsen & Toubro Ltd. ...................... 232,340 9,583,071
Lodha Developers Ltd.
(c)
.................... 98,167 1,279,608
LTM Ltd.
(c)
.............................. 23,360 1,069,427
Lupin Ltd. .............................. 82,336 2,083,964
Mahindra & Mahindra Ltd. ................... 306,679 10,920,109
Mankind Pharma Ltd. ...................... 37,507 970,564
Marico Ltd. ............................. 186,753 1,703,665
Maruti Suzuki India Ltd. .................... 41,599 6,203,445
Max Healthcare Institute Ltd. ................. 250,660 2,884,986
Mphasis Ltd. ............................ 42,588 1,047,992
MRF Ltd. .............................. 830 1,154,657
Multi Commodity Exchange of India Ltd. ......... 1,899 53,590
Muthoot Finance Ltd. ...................... 41,998 1,372,155
National Aluminium Co. Ltd. .................. 301,283 1,108,439
Nestle India Ltd. ......................... 205,899 3,256,202
Security Shares Value
a
India (continued)
NHPC Ltd. ............................. 1,146,103 $ 945,578
NMDC Ltd. ............................. 1,118,121 997,202
NTPC Ltd. ............................. 1,517,650 5,519,095
Oberoi Realty Ltd. ........................ 45,478 870,784
Oil & Natural Gas Corp. Ltd. ................. 919,690 2,343,033
Oil India Ltd. ............................ 147,770 712,005
One 97 Communications Ltd.
(b)
................ 143,329 2,016,658
Oracle Financial Services Software Ltd. .......... 7,802 914,882
Page Industries Ltd. ....................... 1,920 812,149
PB Fintech Ltd.
(b)
......................... 128,715 2,160,835
Persistent Systems Ltd. .................... 36,686 2,135,167
Petronet LNG Ltd. ........................ 265,600 781,166
Phoenix Mills Ltd. (The) .................... 71,990 1,428,757
PI Industries Ltd. ......................... 25,398 732,222
Pidilite Industries Ltd. ...................... 104,527 1,765,069
Polycab India Ltd. ........................ 18,700 1,783,793
Power Finance Corp. Ltd. ................... 475,756 2,114,811
Power Grid Corp. of India Ltd. ................ 1,499,260 4,462,967
Prestige Estates Projects Ltd. ................ 62,211 1,053,628
Punjab National Bank ...................... 721,517 851,833
REC Ltd. .............................. 422,802 1,651,928
Reliance Industries Ltd. .................... 2,128,483 29,142,009
Samvardhana Motherson International Ltd. ....... 1,529,010 2,414,921
SBI Cards & Payment Services Ltd. ............ 82,502 570,352
SBI Life Insurance Co. Ltd.
(c)
................. 155,252 3,060,590
Shree Cement Ltd. ........................ 2,988 815,814
Shriram Finance Ltd. ...................... 492,057 5,393,010
Siemens Energy India Ltd. ................... 31,084 1,052,335
Siemens Ltd. ............................ 29,216 1,150,775
Solar Industries India Ltd. ................... 8,250 1,590,256
SRF Ltd. .............................. 48,757 1,339,647
State Bank of India ........................ 646,941 6,962,653
Sun Pharmaceutical Industries Ltd. ............. 318,339 6,637,469
Sundaram Finance Ltd. ..................... 23,352 1,141,309
Supreme Industries Ltd. .................... 21,248 771,632
Suzlon Energy Ltd.
(b)
...................... 3,627,930 1,823,006
Swiggy Ltd.
(b)
........................... 476,164 1,421,252
Tata Communications Ltd. ................... 42,330 779,084
Tata Consultancy Services Ltd. ............... 283,158 7,025,025
Tata Consumer Products Ltd. ................. 197,100 2,236,456
Tata Motors Ltd. .......................... 659,546 3,017,042
Tata Motors Passenger Vehicles Ltd. ............ 656,037 2,335,199
Tata Power Co. Ltd. (The) ................... 560,377 2,235,725
Tata Steel Ltd. ........................... 2,569,514 5,112,542
Tech Mahindra Ltd. ....................... 185,422 3,219,545
Titan Co. Ltd. ........................... 123,990 6,330,321
Torrent Pharmaceuticals Ltd. ................. 50,062 2,688,680
Torrent Power Ltd. ........................ 59,620 882,261
Trent Ltd. .............................. 95,986 3,022,882
Tube Investments of India Ltd. ................ 36,828 1,062,276
TVS Motor Co. Ltd. ....................... 85,490 3,862,368
UltraTech Cement Ltd. ..................... 36,453 4,545,967
Union Bank of India Ltd. .................... 562,362 1,009,074
United Spirits Ltd. ........................ 106,738 1,695,929
UPL Ltd. ............................... 172,308 1,091,229
Varun Beverages Ltd. ...................... 459,304 2,128,375
Vedanta Aluminium Metal Ltd. ................ 502,480 2,391,934
Vedanta Ltd. ............................ 473,930 1,315,733
Vishal Mega Mart Ltd.
(b)
..................... 735,360 825,404
Vodafone Idea Ltd.
(b)
....................... 9,281,724 1,265,622
Voltas Ltd. ............................. 72,583 1,010,952
WAAREE Energies Ltd. .................... 33,036 926,625
Wipro Ltd. .............................. 817,616 1,577,038
Yes Bank Ltd.
(b)
.......................... 4,835,190 1,153,303

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
43
Schedule of Investments
Security Shares Value
a
India (continued)
Zydus Lifesciences Ltd. .................... 66,068 $ 780,036
489,363,380
a
Indonesia  —  0 .6%
Astra International Tbk PT ................... 5,850,700 1,658,251
Bank Central Asia Tbk PT ................... 17,156,000 6,012,745
Bank Mandiri Persero Tbk PT ................ 12,729,104 2,961,678
Bank Negara Indonesia Persero Tbk PT ......... 4,684,130 917,200
Bank Rakyat Indonesia Persero Tbk PT .......... 21,078,767 3,544,939
Barito Pacific Tbk PT ...................... 7,165,063 728,926
Bumi Resources Minerals Tbk PT
(b)
............. 20,718,600 641,884
Charoen Pokphand Indonesia Tbk PT ........... 2,194,200 401,185
GoTo Gojek Tokopedia Tbk PT , Class A
(b)
......... 310,914,910 863,940
Telkom Indonesia Persero Tbk PT ............. 15,654,900 2,285,470
United Tractors Tbk PT ..................... 430,943 573,585
20,589,803
a
Malaysia  —  1 .1%
AMMB Holdings Bhd ...................... 869,600 1,440,254
CELCOMDIGI Bhd ........................ 1,225,800 894,378
CIMB Group Holdings Bhd .................. 2,787,900 5,383,958
Gamuda Bhd
(a)
.......................... 1,679,800 1,755,124
Hong Leong Bank Bhd ..................... 214,000 1,154,630
IHH Healthcare Bhd ....................... 630,800 1,289,713
IOI Corp. Bhd ........................... 896,400 971,134
Kuala Lumpur Kepong Bhd .................. 176,100 906,709
Malayan Banking Bhd ...................... 2,028,400 5,407,696
Maxis Bhd
(a)
............................ 879,800 796,697
MISC Bhd .............................. 348,600 681,589
Petronas Chemicals Group Bhd ............... 857,300 1,005,496
Petronas Gas Bhd
(a)
....................... 299,000 1,283,362
Press Metal Aluminium Holdings Bhd ........... 1,245,000 2,416,842
Public Bank Bhd ......................... 5,223,350 6,603,465
RHB Bank Bhd .......................... 643,045 1,344,976
SD Guthrie Bhd .......................... 780,200 1,254,353
Sunway Bhd ............................ 874,700 1,128,589
Telekom Malaysia Bhd ..................... 398,400 755,362
Tenaga Nasional Bhd ...................... 892,000 3,186,641
YTL Power International Bhd ................. 1,042,840 1,065,545
40,726,513
a
Philippines  —  0 .3%
Ayala Corp. ............................. 81,248 678,679
Ayala Land, Inc. .......................... 2,081,200 573,258
Bank of the Philippine Islands ................ 631,802 1,055,398
BDO Unibank, Inc. ........................ 857,509 1,738,281
International Container Terminal Services, Inc. ..... 348,480 5,472,369
Manila Electric Co. ........................ 64,700 507,285
Metropolitan Bank & Trust Co. ................ 705,600 755,614
PLDT, Inc. ............................. 26,285 522,595
SM Investments Corp. ..................... 68,060 659,211
SM Prime Holdings, Inc. .................... 3,594,025 1,074,277
13,036,967
a
Singapore  —  3 .8%
CapitaLand Ascendas REIT .................. 1,419,770 2,843,766
CapitaLand Integrated Commercial Trust ......... 2,049,691 3,977,909
CapitaLand Investment Ltd. .................. 806,900 1,672,176
DBS Group Holdings Ltd. ................... 723,650 41,752,216
Grab Holdings Ltd. , Class A
(a) (b)
............... 842,801 2,949,804
Keppel Ltd.
(a)
............................ 501,600 4,479,768
Oversea-Chinese Banking Corp. Ltd. ........... 1,152,375 26,174,150
Sea Ltd. , ADR
(b)
.......................... 131,933 14,082,528
Sembcorp Industries Ltd.
(a)
.................. 308,700 1,327,745
Singapore Airlines Ltd. ..................... 528,400 3,169,766
Security Shares Value
a
Singapore (continued)
Singapore Exchange Ltd. ................... 304,400 $ 5,803,140
Singapore Technologies Engineering Ltd. ......... 538,000 4,227,489
Singapore Telecommunications Ltd. ............ 2,557,700 8,849,379
United Overseas Bank Ltd. .................. 419,800 14,197,247
Wilmar International Ltd. .................... 578,900 1,770,334
Yangzijiang Shipbuilding Holdings Ltd.
(a)
......... 890,700 2,718,874
139,996,291
a
South Korea  —  20 .9%
Alteogen, Inc.
(a) (b)
......................... 13,931 2,985,836
Amorepacific Corp.
(a)
...................... 9,462 853,235
APR Corp.
(a)
............................ 8,481 1,882,229
Celltrion, Inc.
(a) (b)
......................... 53,600 6,907,538
DB Insurance Co. Ltd. ..................... 15,458 1,673,940
Doosan Co. Ltd. ......................... 2,489 1,965,280
Doosan Enerbility Co. Ltd.
(b)
.................. 157,250 7,206,583
Ecopro BM Co. Ltd. ....................... 18,758 1,339,916
Ecopro Co. Ltd.
(a) (b)
........................ 35,108 1,921,923
Hana Financial Group, Inc. .................. 96,725 8,360,813
Hankook Tire & Technology Co. Ltd. ............ 25,398 1,183,178
Hanmi Semiconductor Co. Ltd.
(a)
............... 14,254 2,060,549
Hanwha Aerospace Co. Ltd. ................. 11,690 7,504,834
Hanwha Ocean Co. Ltd.
(a) (b)
.................. 45,984 2,722,260
Hanwha Systems Co. Ltd.
(a)
.................. 26,728 1,170,585
HD Hyundai Co. Ltd. ...................... 14,723 2,021,681
HD Hyundai Electric Co. Ltd. ................. 8,238 3,809,490
HD Hyundai Heavy Industries Co. Ltd.
(a)
......... 11,045 3,698,040
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 14,608 3,879,298
HLB Co. Ltd.
(a) (b)
.......................... 42,164 897,035
HMM Co. Ltd. ........................... 73,945 1,077,465
HYBE Co. Ltd.
(b)
......................... 7,969 932,860
Hyosung Heavy Industries Corp. .............. 1,765 2,868,517
Hyundai Engineering & Construction Co. Ltd. ...... 25,511 1,652,973
Hyundai Glovis Co. Ltd. .................... 13,078 1,793,588
Hyundai Mobis Co. Ltd. ..................... 20,667 6,683,830
Hyundai Motor Co. ........................ 46,835 12,409,256
Hyundai Rotem Co. Ltd. .................... 25,143 2,336,534
Industrial Bank of Korea .................... 86,129 1,234,828
Kakao Corp.
(a)
........................... 106,102 2,734,353
KakaoBank Corp.
(a)
....................... 58,930 903,868
KB Financial Group, Inc. .................... 124,902 14,618,126
Kia Corp. .............................. 81,926 7,386,467
Korea Aerospace Industries Ltd.
(a)
.............. 25,515 2,271,714
Korea Electric Power Corp. .................. 87,785 2,109,505
Korea Investment Holdings Co. Ltd. ............ 14,962 2,112,242
Korean Air Lines Co. Ltd. ................... 60,424 1,070,466
Krafton, Inc.
(b)
........................... 9,529 1,610,358
KT&G Corp. ............................ 32,417 4,033,919
LG Chem Ltd. ........................... 16,065 2,845,399
LG Corp.
(a)
............................. 29,777 2,064,490
LG Display Co. Ltd.
(b)
...................... 100,928 634,979
LG Electronics, Inc. ....................... 37,128 4,115,332
LG Energy Solution Ltd.
(b)
................... 16,102 3,642,756
LG Uplus Corp. .......................... 40,246 412,664
LIG Defense&Aerospace Co. Ltd.
(a)
............. 4,462 2,180,227
LS Electric Co. Ltd. ....................... 26,510 3,338,033
Meritz Financial Group, Inc.
(b)
................. 24,205 2,077,089
Mirae Asset Securities Co. Ltd.
(a)
.............. 69,733 1,656,556
NAVER Corp.
(a)
.......................... 49,302 7,058,107
NH Investment & Securities Co. Ltd. ............ 49,966 978,661
POSCO Future M Co. Ltd. ................... 11,779 1,117,747
POSCO Holdings, Inc. ..................... 24,918 5,380,361
Posco International Corp. ................... 15,791 575,712
Samsung Biologics Co. Ltd.
(b) (c)
................ 4,091 4,208,977
Samsung C&T Corp. ...................... 28,654 6,675,311

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
44
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
Samsung Electro-Mechanics Co. Ltd. ........... 19,686 $ 15,042,993
Samsung Electronics Co. Ltd. ................ 1,639,926 285,436,974
Samsung Episholdings Co. Ltd.
(a) (b)
............. 2,241 581,882
Samsung Fire & Marine Insurance Co. Ltd.
(a)
...... 10,110 4,375,627
Samsung Heavy Industries Co. Ltd.
(b)
........... 233,728 3,475,088
Samsung Life Insurance Co. Ltd.
(a)
............. 28,060 5,881,944
Samsung SDI Co. Ltd.
(b)
.................... 21,187 5,777,301
Samsung SDS Co. Ltd. ..................... 13,612 1,918,853
Samyang Foods Co. Ltd.
(a)
.................. 1,501 1,223,784
Shinhan Financial Group Co. Ltd. .............. 147,114 10,212,643
SK hynix, Inc.
(a)
.......................... 193,957 220,268,236
SK Innovation Co. Ltd.
(b)
.................... 22,426 1,717,789
SK Square Co. Ltd.
(b)
...................... 32,392 22,273,158
SK Telecom Co. Ltd. ....................... 37,632 2,126,524
SK, Inc. ............................... 12,782 4,775,303
S-Oil Corp. ............................. 15,107 1,352,924
Woori Financial Group, Inc. .................. 229,749 5,318,536
Yuhan Corp.
(a)
........................... 18,102 924,347
775,531,419
a
Taiwan  —  29 .6%
Accton Technology Corp. ................... 177,000 11,472,598
Advantech Co. Ltd. ....................... 166,927 2,843,381
Airtac International Group ................... 52,109 2,110,445
Alchip Technologies Ltd. .................... 30,000 2,768,813
ASE Technology Holding Co. Ltd. .............. 1,170,110 19,967,335
Asia Vital Components Co. Ltd. ............... 113,000 7,947,044
ASPEED Technology, Inc. ................... 12,100 5,284,620
Asustek Computer, Inc. ..................... 248,100 6,155,983
Bizlink Holding, Inc. ....................... 65,000 4,138,498
Caliway Biopharmaceuticals Co. Ltd.
(b)
.......... 353,000 1,118,262
Cathay Financial Holding Co. Ltd. .............. 3,333,374 10,374,394
Chailease Holding Co. Ltd. .................. 525,098 1,802,632
Chang Hwa Commercial Bank Ltd. ............. 2,427,982 1,887,601
China Steel Corp. ........................ 3,821,484 2,235,851
Chroma ATE, Inc. ......................... 128,000 8,041,735
Chunghwa Telecom Co. Ltd. ................. 1,266,110 5,443,574
CTBC Financial Holding Co. Ltd. .............. 5,645,456 11,267,955
Delta Electronics, Inc. ...................... 676,000 33,257,588
E Ink Holdings, Inc. ....................... 307,000 1,776,395
E.Sun Financial Holding Co. Ltd. .............. 5,010,254 5,975,785
Elite Material Co. Ltd. ...................... 101,000 14,498,811
eMemory Technology, Inc. ................... 25,000 1,878,313
Eva Airways Corp. ........................ 830,000 1,107,366
Evergreen Marine Corp. Taiwan Ltd. ............ 364,376 2,289,969
Far EasTone Telecommunications Co. Ltd. ........ 647,000 2,100,339
First Financial Holding Co. Ltd. ................ 3,848,452 4,372,070
Formosa Chemicals & Fibre Corp. ............. 1,197,740 2,085,670
Formosa Plastics Corp. ..................... 1,342,400 2,257,209
Fortune Electric Co. Ltd. .................... 61,640 1,332,095
Fubon Financial Holding Co. Ltd. .............. 2,896,194 11,544,145
Gigabyte Technology Co. Ltd. ................ 184,000 1,898,968
Global Unichip Corp. ...................... 31,000 3,549,847
Globalwafers Co. Ltd. ...................... 109,000 2,753,141
Gold Circuit Electronics Ltd. .................. 117,000 2,804,283
Hon Hai Precision Industry Co. Ltd. ............. 4,329,516 33,064,541
Hon Precision, Inc. ........................ 29,000 5,378,984
Hotai Motor Co. Ltd. ....................... 107,980 1,853,153
Hua Nan Financial Holdings Co. Ltd. ............ 3,058,910 4,108,753
Innolux Corp. ........................... 2,535,103 3,479,060
International Games System Co. Ltd. ........... 81,000 1,938,399
Inventec Corp. ........................... 898,460 1,686,964
Jentech Precision Industrial Co. Ltd. ............ 31,000 3,210,988
KGI Financial Holding Co. Ltd. ................ 5,535,211 5,229,562
King Slide Works Co. Ltd. ................... 22,000 5,271,670
Security Shares Value
a
Taiwan (continued)
King Yuan Electronics Co. Ltd. ................ 415,800 $ 2,808,386
Largan Precision Co. Ltd. ................... 33,000 4,090,931
Lite-On Technology Corp. ................... 699,371 4,432,110
Lotes Co. Ltd. ........................... 33,000 1,859,863
MediaTek, Inc. ........................... 508,391 54,157,715
Mega Financial Holding Co. Ltd. ............... 3,918,395 6,422,928
MPI Corp. .............................. 30,138 4,797,237
Nan Ya Plastics Corp. ...................... 1,629,000 7,739,920
Novatek Microelectronics Corp. ............... 207,000 3,271,549
Pegatron Corp. .......................... 664,000 1,718,151
PharmaEssentia Corp. ..................... 124,831 4,061,205
President Chain Store Corp. ................. 166,000 1,149,520
Quanta Computer, Inc. ..................... 942,000 8,379,942
Realtek Semiconductor Corp. ................ 170,642 3,538,568
Shanghai Commercial & Savings Bank Ltd. (The) ... 1,342,271 1,882,366
SinoPac Financial Holdings Co. Ltd. ............ 4,258,591 5,311,057
Taiwan Business Bank ..................... 2,474,684 1,388,781
Taiwan Cooperative Financial Holding Co. Ltd. ..... 3,795,529 3,234,227
Taiwan Mobile Co. Ltd. ..................... 597,000 2,073,399
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 8,644,670 639,405,080
TCC Group Holdings Co. Ltd.
(b)
............... 2,206,464 1,652,119
TS Financial Holding Co. Ltd. ................. 7,433,382 8,184,927
Unimicron Technology Corp. ................. 456,713 10,715,843
Uni-President Enterprises Corp. ............... 1,637,694 3,724,058
United Microelectronics Corp. ................ 3,973,000 14,863,380
Vanguard International Semiconductor Corp. ...... 423,018 1,939,274
Wan Hai Lines Ltd. ........................ 246,875 643,957
Wistron Corp. ........................... 1,052,000 5,641,868
Wiwynn Corp. ........................... 36,000 5,861,072
Yageo Corp. ............................ 547,732 8,244,080
Yang Ming Marine Transport Corp. ............. 615,000 962,129
Yuanta Financial Holding Co. Ltd. .............. 3,719,473 7,759,518
Zhen Ding Technology Holding Ltd. ............. 265,097 3,326,160
1,100,806,109
a
Thailand  —  1 .1%
Advanced Info Service PCL , NVDR ............. 338,000 3,839,299
Airports of Thailand PCL , NVDR ............... 1,377,900 2,616,841
Bangkok Dusit Medical Services PCL , NVDR
(a)
..... 3,753,400 2,155,676
Bumrungrad Hospital PCL , NVDR ............. 215,600 1,208,751
Central Pattana PCL , NVDR ................. 671,000 1,380,744
Charoen Pokphand Foods PCL , NVDR .......... 1,162,000 779,903
CP ALL PCL , NVDR ....................... 1,828,900 2,622,101
Delta Electronics Thailand PCL , NVDR .......... 1,095,800 8,972,262
Gulf Development PCL , Class R , NVDR ......... 1,326,341 2,643,908
Kasikornbank PCL , NVDR ................... 203,900 1,487,670
Krung Thai Bank PCL , NVDR ................ 1,203,375 1,589,654
Minor International PCL , NVDR
(a)
.............. 1,005,020 707,915
PTT Exploration & Production PCL , NVDR ........ 415,084 1,858,982
PTT PCL , NVDR ......................... 3,436,200 3,961,141
SCB X PCL , NVDR ....................... 281,300 1,286,481
Siam Cement PCL (The) , NVDR ............... 236,800 1,797,022
TMBThanachart Bank PCL , NVDR ............. 8,231,700 752,388
True Corp. PCL , NVDR ..................... 3,651,356 1,570,032
41,230,770
a
Total Common Stocks — 98.7%
(Cost: $ 2,108,375,452 ) ............................... 3,666,203,530
a
Preferred Stocks
South Korea  —  1 .0%
Hyundai Motor Co., Series 1 , Preference Shares , NVS 7,701 1,053,482
Hyundai Motor Co., Series 2 , Preference Shares , NVS 11,727 1,615,436

iShares
®
MSCI All Country Asia ex Japan ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
45
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
South Korea (continued)
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 281,156 $ 35,331,448
a
Total Preferred Stocks — 1.0%
(Cost: $ 4,407,325 ) .................................. 38,000,366
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(b) (d)
........... 36,502 —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,112,782,777 ) ............................... 3,704,203,896
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  4 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 157,373,545 $ 157,420,757
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 17,929,977 17,929,977
a
Total Short-Term Securities — 4.7%
(Cost: $ 175,338,243 ) ................................ 175,350,734
Total Investments —  104.4%
(Cost: $ 2,288,121,020 ) ............................... 3,879,554,630
Liabilities in Excess of Other Assets — ( 4 .4 ) % ............... (163,999,874)
Net Assets — 100.0% ................................. $ 3,715,554,756
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 43,884,537  $ 113,538,582
(a)
$ —  $ (14,853) $ 12,491  $ 157,420,757  157,373,545  $ 756,118
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 24,710,000  —  (6,780,023)
(a)
—  —  17,929,977  17,929,977  962,282  —
$ —  $ (14,853) $ 12,491
$ 175,350,734
$ 1,718,400  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 148 09/18/26 $ 12,153 $ (746,823)

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI All Country Asia ex Japan ETF
46
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 746,823 $ — $ — $ — $ 746,823
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 2,339,189 $ — $ — $ — $ 2,339,189
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (695,353) $ — $ — $ — $ (695,353)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 8,116,804
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 87,889,392  $ 3,578,314,138  $ —  $ 3,666,203,530
Preferred Stocks .......................................... —  38,000,366  —  38,000,366
Rights ................................................. —  —  —  —
Short-Term Securities
Money Market Funds ....................................... 175,350,734  —  —  175,350,734
$ 263,240,126  $ 3,616,314,504  $ —  $ 3,879,554,630
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (746,823) $ —  $ —  $ (746,823)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Europe Financials ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
47
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  1 .7%
BAWAG Group AG
(a)
....................... 78,065 $ 15,831,233
Erste Group Bank AG ...................... 351,150 45,903,408
Raiffeisen Bank International AG .............. 149,596 10,271,044
72,005,685
a
Belgium  —  1 .5%
Ageas SA/N.V. .......................... 169,513 14,028,403
Groupe Bruxelles Lambert N.V. ............... 83,266 7,510,326
KBC Group N.V. ......................... 262,269 37,729,680
Sofina SA .............................. 17,626 4,994,944
64,263,353
a
Denmark  —  1 .2%
Danske Bank A.S. ........................ 714,798 41,136,384
Tryg A.S. .............................. 347,564 8,271,187
49,407,571
a
Finland  —  0 .7%
Sampo OYJ , Class A ...................... 2,731,091 30,237,943
a
France  —  8 .4%
Amundi SA
(a)
............................ 70,283 7,679,787
AXA SA ............................... 1,786,109 92,573,317
BNP Paribas SA ......................... 1,130,697 143,676,084
Credit Agricole SA ........................ 1,039,863 23,236,212
Euronext N.V.
(a)
.......................... 88,317 16,148,397
Societe Generale SA ...................... 728,226 68,450,800
351,764,597
a
Germany  —  12 .0%
Allianz SE , Registered ..................... 433,604 215,978,980
Commerzbank AG
(b)
....................... 737,017 32,144,257
Deutsche Bank AG , Registered ............... 2,068,180 76,121,388
Deutsche Boerse AG ...................... 206,987 62,348,035
Hannover Rueck SE ....................... 69,060 19,906,303
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 149,006 89,507,832
Talanx AG .............................. 67,472 8,968,012
504,974,807
a
Ireland  —  1 .2%
AIB Group PLC .......................... 2,247,220 26,727,580
Bank of Ireland Group PLC .................. 1,088,781 22,864,282
49,591,862
a
Italy  —  10 .7%
Banca Mediolanum SpA .................... 233,024 6,243,866
Banca Monte dei Paschi di Siena SpA ........... 2,171,408 29,082,498
Banco BPM SpA ......................... 1,292,007 23,589,710
BPER Banca SpA ........................ 1,788,966 29,069,274
FinecoBank Banca Fineco SpA ............... 701,737 19,225,384
Generali ............................... 928,225 47,041,536
Intesa Sanpaolo SpA ...................... 15,868,954 119,958,269
Poste Italiane SpA ........................ 519,733 15,723,253
UniCredit SpA ........................... 1,547,703 145,966,705
Unipol Assicurazioni SpA .................... 407,765 12,758,762
448,659,257
a
Netherlands  —  5 .9%
ABN AMRO Bank N.V., CVA ................. 701,927 31,753,429
Adyen N.V.
(a) (c)
........................... 30,625 31,152,232
Aegon Ltd. ............................. 1,386,187 13,173,490
ASR Nederland N.V. ....................... 178,287 14,576,181
CVC Capital Partners PLC
(a)
................. 244,698 4,108,511
Security Shares Value
a
Netherlands (continued)
EXOR N.V. ............................. 100,310 $ 8,032,903
ING Groep N.V. .......................... 3,331,509 117,074,377
NN Group N.V. .......................... 299,032 28,187,095
248,058,218
a
Norway  —  0 .9%
DNB Bank ASA .......................... 928,859 29,907,962
Gjensidige Forsikring ASA ................... 227,325 6,781,316
36,689,278
a
Portugal  —  0 .3%
Banco Comercial Portugues SA , Class R ......... 9,258,213 11,407,097
a
Spain  —  12 .1%
Banco Bilbao Vizcaya Argentaria SA ............ 6,424,269 180,084,386
Banco de Sabadell SA ..................... 5,470,609 21,002,888
Banco Santander SA ...................... 16,326,651 232,202,029
Bankinter SA ............................ 715,398 13,159,687
CaixaBank SA ........................... 4,004,461 58,170,135
Mapfre SA ............................. 1,070,398 5,473,383
510,092,508
a
Sweden  —  7 .0%
EQT AB ............................... 491,476 16,693,355
Industrivarden AB , Class A .................. 119,710 6,902,843
Industrivarden AB , Class C .................. 182,356 10,435,099
Investor AB , Class B ....................... 1,971,747 85,175,251
L E Lundbergforetagen AB , Class B ............ 82,005 4,925,655
Nordea Bank Abp ........................ 3,499,253 70,625,945
Skandinaviska Enskilda Banken AB , Class A ...... 1,671,250 39,161,566
Svenska Handelsbanken AB , Class A ........... 1,559,018 23,838,255
Swedbank AB , Class A ..................... 937,122 37,484,841
295,242,810
a
Switzerland  —  11 .6%
Banque Cantonale Vaudoise , Registered ......... 34,118 5,359,622
Helvetia Baloise Holding AG ................. 87,556 23,479,836
Julius Baer Group Ltd. ..................... 235,973 20,746,881
Partners Group Holding AG .................. 24,458 20,386,441
Swiss Life Holding AG , Registered ............. 31,673 37,374,074
Swiss Re AG ............................ 340,207 56,615,556
UBS Group AG , Registered .................. 3,616,188 191,143,133
Zurich Insurance Group AG .................. 170,377 129,780,950
484,886,493
a
United Kingdom  —  24 .4%
3i Group PLC ........................... 1,106,724 42,606,431
Admiral Group PLC ....................... 295,959 15,002,894
Aviva PLC ............................. 3,444,726 32,239,878
Barclays PLC ........................... 15,587,490 107,141,212
HSBC Holdings PLC ...................... 19,569,791 416,744,741
Legal & General Group PLC ................. 5,995,938 24,345,641
Lloyds Banking Group PLC .................. 66,673,061 103,050,983
London Stock Exchange Group PLC ............ 508,011 57,147,451
M&G PLC .............................. 2,568,585 12,408,069
NatWest Group PLC ....................... 9,092,553 85,766,725
Prudential PLC .......................... 2,881,317 43,302,014
Schroders PLC .......................... 917,872 7,280,579
Standard Chartered PLC .................... 2,029,609 60,010,684
Standard Life PLC ........................ 800,979 9,981,247
Wise Group PLC , Class A
(c)
.................. 816,330 9,750,225
1,026,778,774
a
Total Long-Term Investments — 99.6%
(Cost: $ 2,872,249,890 ) ............................... 4,184,060,253

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)
48
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d) (e) (f)
...................... 22,916,184 $ 22,923,059
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 3,189,610 3,189,610
a
Total Short-Term Securities — 0.6%
(Cost: $ 26,112,347 ) ................................. 26,112,669
Total Investments —  100.2%
(Cost: $ 2,898,362,237 ) ............................... 4,210,172,922
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (6,994,476)
Net Assets — 100.0% ................................. $ 4,203,178,446
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 22,918,920
(a)
$ —  $ 3,817  $ 322  $ 22,923,059  22,916,184  $ 40,580
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,840,000  1,349,610
(a)
—  —  —  3,189,610  3,189,610  99,927  —
$ —  $ 3,817  $ 322
$ 26,112,669
$ 140,507  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 154 09/18/26 $ 11,317 $ 100,962
FTSE 100 Index ...................................................................... 60 09/18/26 8,794 252,103
$ 353,065
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 353,065 $ — $ — $ — $ 353,065

iShares
®
MSCI Europe Financials ETF
Schedule of Investments
(continued)
July 31, 2026
49
Schedule of Investments
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 4,858,128 $ — $ — $ — $ 4,858,128
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 131,594 $ — $ — $ — $ 131,594
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 25,723,983
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 5,359,622  $ 4,178,700,631  $ —  $ 4,184,060,253
Short-Term Securities
Money Market Funds ........................................ 26,112,669  —  —  26,112,669
$ 31,472,291  $ 4,178,700,631  $ —  $ 4,210,172,922
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 100,962  $ 252,103  $ —  $ 353,065
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
50
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Austria  —  2 .0%
ANDRITZ AG ........................... 7,327 $ 690,187
AT&S Austria Technologie & Systemtechnik AG
(a)
... 2,882 441,353
CA Immobilien Anlagen AG .................. 2,963 82,515
CPI Europe AG
(a) (b)
........................ 3,622 64,978
DO & CO AG ........................... 880 205,485
EVN AG ............................... 3,984 134,986
Frequentis AG ........................... 294 25,088
Lenzing AG
(a) (b)
.......................... 2,215 60,184
Mayr Melnhof Karton AG .................... 974 93,371
Oesterreichische Post AG
(b)
.................. 3,652 137,217
Palfinger AG ............................ 1,924 65,047
Porr AG ............................... 2,110 91,638
UNIQA Insurance Group AG ................. 12,037 250,509
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 3,936 322,554
voestalpine AG .......................... 12,215 636,282
Wienerberger AG , Bearer ................... 12,318 303,175
3,604,569
a
Belgium  —  3 .4%
Ackermans & van Haaren N.V. ................ 2,430 754,170
Aedifica SA ............................. 10,451 845,112
Azelis Group N.V. ........................ 26,653 348,062
Barco N.V. ............................. 6,119 55,442
Bekaert SA ............................. 3,685 169,350
CMB Tech N.V. .......................... 6,758 109,811
CMB Tech N.V. .......................... 5,549 90,667
Colruyt Group N.V. ........................ 3,039 136,240
Deme Group N.V. ........................ 725 138,316
Fagron ................................ 7,375 196,991
Gimv N.V. .............................. 2,727 140,423
KBC Ancora ............................ 4,402 449,782
Kinepolis Group N.V. ...................... 1,506 70,230
Lakefront Biotherapeutics N.V.
(a)
............... 3,396 93,159
Melexis N.V. ............................ 2,264 177,778
Montea N.V. ............................ 2,210 173,207
Proximus SADP .......................... 16,439 121,796
Recticel SA
(b)
........................... 4,672 66,754
Retail Estates N.V.
(b)
....................... 1,248 94,882
Shurgard Self Storage Ltd. .................. 3,469 101,359
Solvay SA , Class A ....................... 8,355 256,076
Tessenderlo Group SA ..................... 2,368 58,312
Umicore SA ............................ 25,997 648,882
Vastned N.V. ............................ 931 31,913
VGP N.V. .............................. 1,737 169,251
Warehouses De Pauw CVA .................. 21,205 545,710
Xior Student Housing N.V. ................... 4,520 143,846
6,187,521
a
Bermuda  —  0 .1%
AutoStore Holdings Ltd.
(a) (b) (c)
................. 117,802 150,337
Conduit Holdings Ltd. ...................... 15,305 89,213
239,550
a
China  —  0 .0%
Boshiwa International Holding Ltd.
(a) (b) (d)
.......... 20,000 —
Real Gold Mining Ltd.
(a) (d)
.................... 27,000 —
—
a
Denmark  —  4 .3%
AL Sydbank ............................ 7,736 744,929
ALK-Abello A.S. .......................... 15,033 514,165
Alm Brand A.S. .......................... 81,895 215,161
Security Shares Value
a
Denmark (continued)
Ambu A.S. , Class B
(b)
...................... 20,528 $ 229,442
Bavarian Nordic A.S.
(a)
..................... 9,024 247,364
Chemometec A.S. ........................ 1,834 122,406
D/S Norden A.S. ......................... 2,147 111,801
Dfds A.S.
(a)
............................. 3,504 67,212
FLSmidth & Co. A.S. ...................... 4,457 334,467
GN Store Nord A.S.
(a)
...................... 15,369 231,869
Gubra A.S.
(a) (b)
........................... 715 42,724
H Lundbeck A.S. ......................... 31,880 203,963
ISS A.S. ............................... 14,889 659,900
Jyske Bank A.S. , Registered ................. 4,507 715,374
Matas A.S.
(b)
............................ 3,980 55,461
Netcompany Group A.S.
(a) (b) (c)
................. 4,215 210,361
NKT A.S.
(a)
............................. 6,056 826,568
NTG Nordic Transport Group A.S.
(a)
............ 1,184 46,478
Per Aarsleff Holding A.S. .................... 1,952 217,416
Ringkjoebing Landbobank A.S. ................ 2,719 730,618
Royal Unibrew A.S. ....................... 5,600 420,090
Scandinavian Tobacco Group A.S.
(c)
............ 5,135 57,002
Schouw & Co. A.S. ........................ 1,216 116,335
TORM PLC , Class A ....................... 6,842 208,891
Zealand Pharma A.S.
(a)
..................... 7,344 345,236
7,675,233
a
Finland  —  2 .3%
Bittium OYJ
(b)
........................... 3,271 107,635
Finnair OYJ
(a)
........................... 10,117 56,187
Harvia OYJ ............................. 1,768 84,348
Hiab OYJ , Class B ........................ 4,354 295,886
Huhtamaki OYJ .......................... 10,491 374,141
Kalmar OYJ , Class B ...................... 4,374 194,506
Kemira OYJ ............................ 12,126 238,008
Kempower OYJ
(a) (b)
........................ 2,502 29,676
Konecranes OYJ ......................... 20,763 647,718
Lumo Kodit OYJ ......................... 17,345 157,569
Mandatum OYJ .......................... 50,429 345,498
Metsa Board OYJ , Class B
(a) (b)
................ 16,158 54,784
Nokian Renkaat OYJ
(b)
..................... 13,593 239,209
Outokumpu OYJ ......................... 46,049 277,318
Puuilo OYJ ............................. 8,751 172,734
QT Group OYJ
(a)
......................... 2,252 65,351
Revenio Group OYJ
(a)
...................... 2,107 29,691
Tieto OYJ .............................. 11,873 254,133
Tokmanni Group Corp.
(b)
.................... 5,200 43,825
Valmet OYJ ............................ 15,601 470,414
YIT OYJ
(a)
.............................. 13,516 45,674
4,184,305
a
France  —  8 .8%
2CRSI SACA
(a) (b)
......................... 1,165 34,968
Air France-KLM , NVS
(a) (b)
.................... 13,329 186,167
Altarea SCA ............................ 509 59,239
Alten SA ............................... 3,247 282,370
Antin Infrastructure Partners SA ............... 3,284 33,120
APERAM SA ............................ 4,950 261,473
ARGAN SA , NVS ......................... 1,467 128,474
Arkema SA ............................. 6,413 436,806
Assystem SA ........................... 716 34,666
Aubay ................................ 909 58,085
Beneteau SACA ......................... 4,100 28,510
Canal+ SA ............................. 71,028 252,672
Carmila SA ............................. 7,150 139,618
Cie des Alpes ........................... 2,040 48,063
Clariane SE
(a)
........................... 11,750 54,191

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
51
Schedule of Investments
Security Shares Value
a
France (continued)
Coface SA ............................. 10,349 $ 188,890
DBV Technologies SA
(a)
.................... 19,925 53,995
Derichebourg SA ......................... 10,665 114,820
Edenred SE ............................ 24,710 813,571
Elior Group SA
(b) (c)
........................ 13,264 32,494
Elis SA ................................ 17,061 489,376
Emeis SA
(a)
............................. 8,281 139,779
Equasens .............................. 553 20,891
Eramet SA
(a) (b)
........................... 956 47,722
Etablissements Maurel et Prom SA ............. 6,755 63,541
Eurazeo SE ............................ 3,817 209,880
Eutelsat Communications SACA
(a) (b)
............ 29,690 70,228
Exail Technologies SA , NVS
(a) (b)
............... 1,122 161,595
Exosens SAS ........................... 3,688 244,683
FDJ UNITED
(b)
.......................... 12,531 317,059
Fnac Darty SA ........................... 1,321 52,645
Forvia SE
(a)
............................. 18,002 185,978
Gaztransport Et Technigaz SA ................ 4,184 945,664
GL Events SACA ......................... 986 35,882
ICADE ................................ 3,492 77,899
ID Logistics Group SACA
(a)
.................. 337 140,380
Imerys SA .............................. 3,648 99,328
Interparfums SA .......................... 2,727 77,410
Inventiva SACA
(a) (c)
........................ 10,902 48,333
IPSOS SA ............................. 4,018 166,003
JCDecaux SE ........................... 7,970 208,791
Kaufman & Broad SA ...................... 1,421 41,611
LISI SA ............................... 2,385 175,165
Louis Hachette Group , NVS .................. 64,755 131,588
Manitou BF SA .......................... 1,113 28,417
Medincell SA , NVS
(a) (b)
..................... 2,673 80,377
Mercialys SA ............................ 10,366 143,694
Mersen SA ............................. 2,442 105,191
Metropole Television SA .................... 2,819 39,437
Nanobiotix SA
(a)
.......................... 3,557 138,311
Nexans SA ............................. 4,191 638,379
Nexity SA
(a)
............................. 4,739 38,706
Opmobility ............................. 6,186 91,861
OVH Groupe SA
(a) (b)
....................... 2,779 48,277
Peugeot Invest SA ........................ 550 35,972
Pierre Et Vacances SA , NVS
(a)
................ 16,721 36,200
Planisware SA , NVS
(b)
..................... 2,414 64,599
Pluxee N.V. , NVS
(b)
....................... 9,271 152,202
Remy Cointreau SA ....................... 2,409 134,563
Robertet SA ............................ 104 95,743
Rubis SCA ............................. 8,352 322,868
SCOR SE .............................. 17,192 680,135
SEB SA ............................... 2,814 189,535
Seche Environnement SACA , NVS
(b)
............ 250 23,421
SES SA , Class A ......................... 39,779 263,988
Societe BIC SA .......................... 1,989 155,949
SOITEC
(a)
.............................. 2,923 356,097
Sopra Steria Group ....................... 1,621 344,077
SPIE SA ............................... 17,310 930,945
Technip Energies N.V. ..................... 15,260 527,793
Teleperformance SE
(b)
...................... 4,690 373,171
Television Francaise 1 SA
(b)
.................. 4,860 39,841
Tikehau Capital SCA
(b)
..................... 4,751 87,111
Trigano SA ............................. 941 164,373
Ubisoft Entertainment SA
(a) (b)
................. 10,473 69,286
Valeo SE .............................. 23,533 407,165
Vallourec SACA .......................... 20,474 493,650
Valneva SE
(a) (b)
.......................... 15,706 38,961
Vicat SACA ............................. 1,728 130,815
Security Shares Value
a
France (continued)
Virbac SACA ............................ 464 $ 180,685
Viridien
(a)
.............................. 809 86,992
Vivendi SE ............................. 75,927 140,122
Voltalia SA , Registered
(a) (b)
................... 3,760 30,354
Vusion
(b)
............................... 918 137,985
Wavestone ............................. 852 31,941
Wendel SE ............................. 2,625 254,573
Worldline SA
(a) (b) (c)
........................ 4,535 64,497
X-Fab Silicon Foundries SE
(a) (c)
................ 5,790 43,344
15,835,226
a
Germany  —  8 .1%
2G Energy AG
(a)
.......................... 1,130 75,129
AIXTRON SE ........................... 12,619 532,284
Alzchem Group AG ....................... 691 123,154
Aroundtown SA
(a)
......................... 74,816 188,191
Atoss Software SE ........................ 988 96,252
Aumovio SE
(a)
........................... 6,203 286,411
Aurubis AG ............................. 2,661 559,932
Auto1 Group SE
(a)
........................ 14,978 393,337
Bechtle AG
(b)
............................ 9,232 386,598
Befesa SA
(c)
............................ 3,765 151,829
Bilfinger SE ............................. 4,076 389,812
CANCOM SE ........................... 2,716 75,102
Carl Zeiss Meditec AG , Bearer
(b)
............... 4,054 142,853
CECONOMY AG
(a)
........................ 15,283 74,970
Cewe Stiftung & Co. KGAA .................. 540 59,808
Dermapharm Holding SE ................... 1,050 49,657
Deutsche Pfandbriefbank AG
(a) (c)
............... 14,360 56,730
Deutz AG
(b)
............................. 16,556 188,906
Douglas AG
(a) (b)
.......................... 3,553 33,030
Duerr AG .............................. 5,548 114,554
Eckert & Ziegler SE ....................... 4,746 74,673
Elmos Semiconductor SE ................... 1,063 179,629
Energiekontor AG
(b)
....................... 811 32,052
Evotec SE
(a) (b)
........................... 15,279 60,098
Fielmann Group AG ....................... 2,646 124,021
flatexDEGIRO SE ........................ 9,420 396,630
Fraport AG Frankfurt Airport Services Worldwide .... 4,165 325,379
Freenet AG ............................. 13,403 376,638
Friedrich Vorwerk Group SE ................. 870 66,081
Gerresheimer AG
(a)
....................... 3,373 107,294
GFT Technologies SE ...................... 1,904 50,240
Grand City Properties SA
(b)
.................. 3,707 41,539
GRENKE AG ........................... 2,618 35,565
HelloFresh SE
(a)
.......................... 16,845 66,361
Hornbach Holding AG & Co. KGaA ............. 1,123 108,183
HUGO BOSS AG ......................... 4,297 188,698
Hypoport SE
(a) (b)
.......................... 470 44,675
Indus Holding AG ......................... 2,263 82,965
IONOS Group SE
(a) (b)
...................... 5,520 201,223
Jenoptik AG ............................ 5,807 251,595
JOST Werke SE
(c)
........................ 1,851 123,812
K+S AG , Registered ....................... 18,524 310,704
KION Group AG .......................... 8,134 368,084
Kontron AG
(a) (b)
.......................... 4,316 111,531
Krones AG ............................. 1,482 190,994
KWS Saat SE & Co. KGaA .................. 1,134 94,022
LANXESS AG ........................... 9,825 187,673
LEG Immobilien SE ....................... 8,519 511,468
MBB SE ............................... 142 31,622
Mutares SE & Co. KGaA .................... 1,895 58,369
Nagarro SE ............................. 777 68,658
Nordex SE
(a) (b)
........................... 14,819 662,108
Norma Group SE ......................... 2,433 51,301

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
52
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
PATRIZIA SE ........................... 4,566 $ 38,380
Pfisterer Holding SE ....................... 814 71,557
PNE AG
(b)
.............................. 3,013 36,806
ProSiebenSat.1 Media SE ................... 6,573 27,505
Puma SE
(a)
............................. 11,225 358,076
PVA TePla AG
(a)
.......................... 2,242 86,124
Redcare Pharmacy N.V.
(a) (b) (c)
................. 1,854 131,882
RENK Group AG
(b)
........................ 9,017 500,412
RTL Group SA
(b)
......................... 3,988 149,298
SAF-Holland SE ......................... 5,057 126,420
Salzgitter AG ............................ 3,141 188,180
Schaeffler AG ........................... 22,037 181,644
Schott Pharma AG & Co. KGaA ............... 3,855 97,913
Secunet Security Networks AG ................ 175 36,221
Siltronic AG
(a)
........................... 1,859 164,306
Sixt SE ............................... 1,467 121,438
SMA Solar Technology AG
(a)
................. 1,717 105,349
Stroeer SE & Co. KGaA .................... 3,518 161,035
Suedzucker AG
(a)
......................... 5,846 76,380
SUSS MicroTec SE ....................... 2,144 185,604
TAG Immobilien AG ....................... 20,639 329,798
TeamViewer SE
(a) (c)
....................... 17,386 121,408
thyssenkrupp AG ......................... 56,140 787,806
Thyssenkrupp Nucera AG & Co. KGaa
(a) (b) (c)
....... 2,716 23,722
Tkms AG& Co. KGaA
(a)
..................... 2,900 276,279
United Internet AG , Registered ................ 8,567 234,034
Verbio SE
(a)
............................. 2,346 78,301
Vossloh AG
(b)
........................... 1,076 72,522
Wacker Chemie AG
(a)
...................... 2,054 210,379
Wacker Neuson SE ....................... 2,828 71,434
Wuestenrot & Wuerttembergische AG ........... 2,207 37,191
14,649,828
a
Greece  —  0 .3%
Metlen Energy & Metals PLC
(b)
................ 11,429 609,475
a
Hong Kong  —  0 .0%
Peace Mark Holdings Ltd.
(a) (d)
................. 30,000 —
a
Ireland  —  0 .6%
Cairn Homes PLC ........................ 68,398 192,560
Glanbia PLC ............................ 22,932 608,805
Glenveagh Properties PLC
(a) (c)
................ 44,754 123,711
Irish Residential Properties REIT PLC ........... 59,200 74,001
Uniphar PLC ............................ 26,088 127,751
1,126,828
a
Italy  —  5 .8%
A2A SpA .............................. 176,317 460,572
ACEA SpA ............................. 5,854 142,248
Amplifon SpA ........................... 17,114 239,582
Ariston Holding N.V. ....................... 9,259 38,830
Arnoldo Mondadori Editore SpA ............... 11,956 28,953
Ascopiave SpA .......................... 8,054 24,983
Avio SpA
(b)
............................. 4,218 141,890
Azimut Holding SpA ....................... 12,515 531,574
Banca Generali SpA ....................... 6,347 479,498
Banca IFIS SpA .......................... 3,511 59,784
Banco di Desio e della Brianza SpA ............ 3,152 61,340
Bio On SpA
(a) (b) (d)
......................... 801 —
Brembo N.V. ............................ 16,254 199,030
Brunello Cucinelli SpA
(b)
.................... 3,861 393,746
Carel Industries SpA
(c)
..................... 4,951 154,435
Cembre SpA ............................ 584 55,103
Cementir Holding N.V. ..................... 4,556 79,585
Security Shares Value
a
Italy (continued)
CIR SpA-Compagnie Industriali
(a)
.............. 52,613 $ 43,622
Credito Emiliano SpA ...................... 7,788 171,255
d'Amico International Shipping SA ............. 5,458 45,473
Danieli & C Officine Meccaniche SpA ........... 936 70,285
De' Longhi SpA .......................... 7,770 364,719
DiaSorin SpA ........................... 2,155 178,402
El.En. SpA ............................. 5,689 101,947
Enav SpA
(c)
............................. 29,472 172,118
ERG SpA .............................. 5,834 148,095
Ferretti SpA ............................ 14,012 46,699
Fila SpA
(b)
.............................. 3,447 37,309
Fincantieri SpA
(a)
......................... 14,085 221,401
GVS SpA
(a) (b) (c)
........................... 7,459 37,320
Hera SpA .............................. 92,350 403,126
Industrie De Nora SpA ..................... 3,656 27,088
Intercos SpA , NVS ........................ 5,388 82,884
Interpump Group SpA ...................... 8,726 351,284
Iren SpA ............................... 65,883 191,601
Italmobiliare SpA ......................... 1,489 44,852
Iveco Group N.V. ......................... 21,311 341,711
Juventus Football Club SpA , NVS
(a) (b)
........... 12,806 29,941
Lottomatica Group SpA ..................... 26,238 709,322
LU-VE SpA , NVS ......................... 1,077 70,844
Maire SpA ............................. 16,671 249,138
MARR SpA
(b)
............................ 3,575 26,290
MFE-MediaForEurope N.V. , Class A ............ 29,085 88,397
MFE-MediaForEurope N.V. , Class B ............ 6,088 24,738
NewPrinces SpA , NVS
(a) (b)
................... 1,827 33,825
Nexi SpA
(b) (c)
............................ 70,504 345,532
OVS SpA
(c)
............................. 16,639 120,283
Pharmanutra SpA ........................ 400 38,405
Piaggio & C SpA ......................... 20,253 45,426
Pirelli & C SpA
(c)
......................... 48,918 372,638
RAI Way SpA
(c)
.......................... 11,025 59,105
Reply SpA ............................. 2,543 322,711
Safilo Group SpA
(a)
........................ 19,960 38,024
Saipem SpA
(b)
........................... 146,224 709,398
Salvatore Ferragamo SpA
(a)
.................. 5,580 65,584
Sanlorenzo SpA
(b)
........................ 1,604 70,260
Sesa SpA .............................. 747 79,789
SOL SpA .............................. 3,796 249,072
Tamburi Investment Partners SpA
(b)
............ 8,447 90,910
Technogym SpA
(c)
........................ 12,353 193,268
Webuild SpA
(b)
........................... 46,475 120,651
Wiit SpA ............................... 963 31,218
Zignago Vetro SpA ........................ 3,234 27,728
10,384,841
a
Jersey  —  0 .3%
Rosebank Industries PLC
(a)
.................. 100,279 454,915
a
Netherlands  —  3 .4%
Aalberts N.V. ............................ 10,961 542,856
Acomo N.V. ............................ 2,626 72,053
Allfunds Group PLC ....................... 30,294 309,269
AMG Critical Materials N.V. .................. 3,890 133,160
Arcadis N.V. ............................ 7,509 353,386
Basic-Fit N.V.
(a) (c)
......................... 5,465 218,646
Corbion N.V. ............................ 6,128 133,921
Eurocommercial Properties N.V. ............... 4,974 160,895
Ferrari Group PLC ........................ 3,083 28,548
Flow Traders Ltd.
(a)
........................ 3,929 119,888
Fugro N.V. ............................. 12,258 119,827
Havas N.V. ............................. 5,112 109,462
IMCD N.V. ............................. 6,496 709,984

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
53
Schedule of Investments
Security Shares Value
a
Netherlands (continued)
Koninklijke BAM Groep N.V. ................. 29,009 $ 389,028
Koninklijke Heijmans N.V. ................... 2,617 283,103
Koninklijke Vopak N.V. ..................... 6,139 347,527
OCI N.V.
(a)
............................. 9,683 45,201
Pharming Group N.V.
(a)
..................... 80,958 82,163
Pharvaris N.V.
(a)
.......................... 2,247 73,297
PostNL N.V. ............................ 32,960 34,202
Randstad N.V. ........................... 11,364 480,423
SBM Offshore N.V. ........................ 14,675 548,051
Signify N.V.
(c)
............................ 13,393 228,921
Sligro Food Group N.V. ..................... 2,880 35,032
TKH Group N.V. ......................... 4,090 201,661
TomTom N.V.
(a)
.......................... 6,324 28,234
Van Lanschot Kempen N.V. .................. 2,743 206,137
Wereldhave N.V. ......................... 3,866 85,436
6,080,311
a
Norway  —  5 .3%
Aker ASA , Class A ........................ 2,513 338,055
Aker Solutions ASA ....................... 32,735 145,729
Atea ASA
(a)
............................. 8,913 161,734
Austevoll Seafood ASA ..................... 9,287 83,409
B2 Impact ASA .......................... 21,238 54,532
Bakkafrost P/F .......................... 5,712 272,778
BLUENORD ASA
(a)
....................... 2,540 138,497
BW Energy Ltd.
(a)
......................... 6,064 33,207
BW LPG Ltd.
(c)
........................... 10,773 246,962
BW Offshore Ltd. ......................... 10,058 49,507
Cadeler A.S.
(a) (b)
.......................... 25,272 143,999
DNO ASA .............................. 48,184 85,686
DOF Group ASA ......................... 15,514 203,798
Elkem ASA
(a) (c)
........................... 31,125 102,205
Elopak ASA ............................ 14,867 57,021
Entra ASA
(c)
............................ 4,469 49,983
Europris ASA
(c)
.......................... 18,161 163,616
Frontline PLC ........................... 16,523 655,167
Hoegh Autoliners ASA ..................... 11,871 211,054
Kitron ASA ............................. 24,651 225,509
Kongsberg Maritime A.S.
(a)
.................. 49,577 278,813
Leroy Seafood Group ASA ................... 29,897 131,214
LINK Mobility Group Holding ASA
(a) (b)
............ 29,783 80,626
MPC Container Ships ASA .................. 38,143 98,039
NORBIT ASA ........................... 3,595 66,708
Norconsult Norge A.S. ..................... 20,912 85,748
Nordic Semiconductor ASA
(a)
................. 20,268 342,447
Norwegian Air Shuttle ASA .................. 59,552 82,181
Odfjell Drilling Ltd. ........................ 13,512 129,738
Odfjell SE , Class A ........................ 2,275 27,365
Paratus Energy Services Ltd. ................. 8,766 44,283
Protector Forsikring ASA .................... 5,897 306,847
SATS ASA
(a)
............................ 19,830 87,595
Scatec ASA
(a) (c)
.......................... 15,356 148,493
SpareBank 1 Nord Norge ................... 10,349 172,969
Sparebank 1 Oestlandet .................... 5,304 108,951
SpareBank 1 SMN ........................ 13,689 283,972
SpareBank 1 Sor-Norge ASA ................. 23,312 522,234
Stolt-Nielsen Ltd. ......................... 2,346 78,772
Storebrand ASA .......................... 45,409 966,545
Subsea 7 SA ............................ 25,329 855,836
TGS ASA .............................. 22,115 299,694
TOMRA Systems ASA ..................... 24,701 274,542
Vend Marketplaces ASA , Class B .............. 18,729 475,114
Security Shares Value
a
Norway (continued)
Wallenius Wilhelmsen ASA , Class B ............ 11,154 $ 173,827
Wilh Wilhelmsen Holding ASA , Class A .......... 1,123 91,001
9,636,002
a
Portugal  —  0 .4%
Altri SGPS SA
(b)
.......................... 5,653 30,892
Corticeira Amorim SGPS SA ................. 4,300 32,821
CTT-Correios de Portugal SA ................. 8,811 62,666
Mota-Engil SGPS SA
(b)
..................... 10,800 57,720
Navigator Co. SA (The) ..................... 24,214 91,020
NOS SGPS SA .......................... 20,651 114,940
REN - Redes Energeticas Nacionais SGPS SA ..... 38,207 152,096
Semapa-Sociedade de Investimento e Gestao ..... 1,536 35,655
Sonae SGPS SA ......................... 89,039 209,150
786,960
a
Singapore  —  0 .0%
Jurong Technologies Industrial Corp. Ltd.
(a) (d)
...... 60,000 —
a
Spain  —  3 .4%
Acerinox SA ............................ 20,377 410,300
Almirall SA ............................. 8,716 111,874
Atresmedia Corp. de Medios de Comunicacion SA .. 12,706 76,205
CIE Automotive SA ........................ 4,727 144,359
Cirsa Enterprises SA ...................... 4,324 66,234
Colonial SFL Socimi SA
(b)
................... 31,823 203,696
Construcciones y Auxiliar de Ferrocarriles SA ...... 1,963 155,237
Distribuidora Internacional de Alimentacion SA
(a)
.... 1,496 68,523
Elecnor SA ............................. 4,235 167,473
Enagas SA ............................. 22,449 437,589
Ence Energia y Celulosa SA
(a) (b)
............... 13,699 40,679
Fluidra SA ............................. 10,452 232,414
Gestamp Automocion SA
(c)
.................. 16,194 54,661
Grenergy Renovables SA
(a)
.................. 1,555 164,992
Grifols SA
(b)
............................. 28,822 331,244
HBX Group International PLC ................ 7,021 62,641
Laboratorios Farmaceuticos Rovi SA ............ 1,907 128,753
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 56,096 82,849
Logista Integral SA ........................ 6,915 295,005
Melia Hotels International SA ................. 11,359 135,521
Merlin Properties Socimi SA ................. 47,264 821,454
Neinor Homes SA
(a) (c)
...................... 4,812 88,124
Pharma Mar SA
(a)
......................... 1,572 143,353
Prosegur Cia de Seguridad SA ................ 12,279 42,762
Sacyr SA .............................. 63,583 345,644
Solaria Energia y Medio Ambiente SA
(a)
.......... 7,871 152,314
Tecnicas Reunidas SA
(a)
.................... 4,968 161,752
Unicaja Banco SA
(c)
....................... 101,453 390,112
Vidrala SA ............................. 2,650 268,023
Viscofan SA ............................ 4,419 292,804
6,076,591
a
Sweden  —  10 .9%
AAK AB
(b)
.............................. 20,526 442,915
AcadeMedia AB
(c)
......................... 7,411 77,673
AddLife AB , Class B ....................... 12,937 219,908
Addnode Group AB , Class B ................. 14,380 57,931
AFRY AB .............................. 11,084 119,815
Alimak Group AB
(c)
........................ 6,776 90,990
Alleima AB ............................. 19,526 232,060
Altra Fastigheter AB ....................... 16,684 136,597
Ambea AB
(c)
............................ 8,465 128,312
Apotea AB ............................. 6,453 49,735
AQ Group AB ........................... 6,304 135,827

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
54
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Sweden (continued)
Arjo AB , Class B ......................... 21,106 $ 60,035
Asker Healthcare Group AB
(b)
................. 23,072 196,314
Asmodee Group AB , Class B
(a)
................ 17,682 275,940
Atrium Ljungberg AB , Class B ................ 25,900 72,353
Attendo AB
(c)
............................ 13,809 158,829
Avanza Bank Holding AB ................... 13,342 547,503
Avarda Bank AB ......................... 2,592 51,254
Axfood AB ............................. 12,215 311,744
Betsson AB , Class B ...................... 12,222 118,129
Better Collective A.S.
(a)
..................... 3,301 41,994
Bilia AB , Class A ......................... 6,987 113,190
Billerud AB ............................. 25,470 203,092
BioArctic AB , Class B
(b) (c)
.................... 4,876 166,483
BioGaia AB , Class B ....................... 9,715 118,004
BoneSupport Holding AB
(a) (c)
................. 5,964 138,104
Boozt AB
(a) (c)
............................ 6,262 110,086
Bravida Holding AB
(c)
...................... 23,061 317,753
Bufab AB .............................. 14,959 211,329
Bure Equity AB .......................... 6,356 173,970
Camurus AB
(a)
........................... 4,117 268,577
Castellum AB ........................... 36,094 506,590
Catena AB ............................. 5,324 221,181
Cibus Real Estate AB publ ................... 9,177 138,468
Clas Ohlson AB , Class B .................... 4,112 181,168
Cloetta AB , Class B ....................... 19,953 119,817
Corem Property Group AB , Class B ............ 53,077 14,119
Creades AB , Class A ...................... 5,865 52,635
Dios Fastigheter AB ....................... 11,367 78,562
Dometic Group AB
(a) (c)
...................... 33,848 84,553
Dynavox Group AB ....................... 10,880 82,070
Electrolux AB , Class B
(a)
.................... 72,044 210,932
Electrolux Professional AB , Class B ............ 25,178 125,519
Elekta AB , Class B ........................ 41,246 209,835
Embracer Group AB , Class B
(a)
................ 14,559 103,228
Engcon AB , Class B ....................... 4,716 32,590
Fabege AB ............................. 20,837 163,419
FastPartner AB , Class A .................... 4,712 21,099
Getinge AB , Class B ....................... 24,352 606,982
Granges AB ............................ 11,867 223,491
Hacksaw AB ............................ 5,134 39,643
Hanza AB .............................. 3,425 48,332
Hemnet Group AB ........................ 9,013 79,574
Hexpol AB ............................. 29,730 276,726
HMS Networks AB ........................ 3,602 186,562
Hoist Finance AB
(c)
........................ 5,435 123,251
Holmen AB , Class B ....................... 7,728 262,080
Hufvudstaden AB , Class A ................... 10,483 133,493
Husqvarna AB , Class B ..................... 38,469 157,253
Instalco AB ............................. 24,625 96,804
Intea Fastigheter AB , Class B ................ 20,829 160,957
Intrum AB
(a)
............................. 265,069 89,218
Invisio AB .............................. 3,922 85,693
Inwido AB .............................. 5,810 104,780
JM AB ................................ 6,863 88,807
Kinnevik AB , Class B
(a)
..................... 27,581 152,194
Lagercrantz Group AB , Class B ............... 21,358 502,226
Lindab International AB ..................... 7,675 100,028
Logistea AB , Class B ...................... 32,427 45,491
Loomis AB , Class B ....................... 7,712 425,583
Medcap AB
(a)
............................ 1,355 78,051
Medicover AB , Class B ..................... 7,485 177,384
Mildef Group AB
(b)
........................ 4,502 102,406
MIPS AB
(b)
.............................. 2,951 130,473
Modern Times Group MTG AB , Class B
(a)
......... 9,353 128,279
Security Shares Value
a
Sweden (continued)
Munters Group AB
(c)
....................... 14,555 $ 259,083
Mycronic AB ............................ 17,108 565,283
NCAB Group AB ......................... 19,993 144,454
NCC AB , Class B ......................... 9,871 176,201
New Wave Group AB , Class B ................ 10,148 100,684
NOBA Bank Group AB ..................... 19,697 172,421
Nolato AB , Class B ........................ 21,545 110,377
Nordnet AB publ ......................... 15,511 594,214
Norion Bank AB
(a)
......................... 4,891 30,065
NP3 Fastigheter AB ....................... 3,566 99,153
Pandox AB , Class B ....................... 12,226 227,350
Paradox Interactive AB ..................... 4,227 62,082
Peab AB , Class B ........................ 19,373 191,899
Platzer Fastigheter Holding AB , Class B ......... 6,862 53,070
Plejd AB
(a)
.............................. 879 79,341
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
7,071 101,822
PPI Public Property Invest AB ................ 26,881 54,599
Ratos AB , Class B ........................ 23,379 88,374
RaySearch Laboratories AB , Class B ........... 3,216 60,525
Roko AB , Class B
(a) (b)
...................... 697 133,447
Rusta AB .............................. 5,707 52,798
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 121,048 41,720
Scandi Standard AB ....................... 2,459 36,924
Scandic Hotels Group AB
(c)
.................. 18,479 164,427
Sdiptech AB , Class B
(a)
..................... 3,550 90,242
Sectra AB , Class B ........................ 14,345 402,643
Sinch AB
(a) (c)
............................ 61,835 261,516
Sivers Semiconductors AB
(a) (b)
................ 28,897 94,260
SkiStar AB ............................. 3,763 65,934
SSAB AB , Class A ........................ 24,649 259,501
SSAB AB , Class B ........................ 67,134 707,112
Storskogen Group AB , Class B ................ 154,465 173,176
Storytel AB ............................. 6,223 68,797
Sveafastigheter AB
(a)
...................... 6,851 23,265
Svolder AB , Class B ....................... 10,626 63,033
Sweco AB , Class B ....................... 22,322 315,137
Synsam AB ............................. 13,505 80,400
Thule Group AB
(c)
......................... 12,156 279,834
Troax Group AB .......................... 4,254 62,789
VBG Group AB , Class B .................... 1,961 67,233
Vimian Group AB
(a) (b)
....................... 21,084 75,154
Vitec Software Group AB , Class B ............. 3,860 93,396
Vitrolife AB ............................. 8,352 75,510
Wallenstam AB , Class B .................... 38,921 168,992
Wihlborgs Fastigheter AB ................... 29,971 243,759
Xvivo Perfusion AB
(a) (b)
..................... 2,827 78,559
19,648,547
a
Switzerland  —  9 .7%
Accelleron Industries AG .................... 10,653 964,485
Adecco Group AG , Registered ................ 19,247 537,977
Allreal Holding AG , Registered ................ 1,683 440,255
ALSO Holding AG , Registered ................ 699 167,240
ams-OSRAM AG
(a)
........................ 11,207 222,655
Aryzta AG
(a)
............................. 2,683 176,264
Autoneum Holding AG ..................... 253 40,939
Bachem Holding AG , Class B ................. 3,643 338,654
Basilea Pharmaceutica Ag Allschwil , Registered
(a)
... 1,414 90,851
Bossard Holding AG , Class A, Registered ........ 623 174,549
Bucher Industries AG , Registered .............. 675 265,202
Burckhardt Compression Holding AG ........... 337 202,005
Burkhalter Holding AG ..................... 821 139,022
Bystronic AG ............................ 139 23,984
Cembra Money Bank AG .................... 3,382 376,008
Cicor Technologies Ltd. , Registered
(a)
........... 246 35,793

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
55
Schedule of Investments
Security Shares Value
a
Switzerland (continued)
Cie Financiere Tradition SA , Bearer ............ 204 $ 74,703
Clariant AG , Registered
(a)
................... 23,688 269,176
Comet Holding AG , Registered ................ 844 342,446
Cosmo N.V. ............................ 847 63,000
Daetwyler Holding AG , Bearer ................ 861 146,510
DKSH Holding AG ........................ 4,032 334,719
dormakaba Holding AG ..................... 3,356 241,818
Dottikon Es Holding AG , Registered
(a)
........... 345 119,162
EFG International AG
(a)
..................... 11,082 220,488
Emmi AG , Registered ...................... 244 262,095
Flughafen Zurich AG , Registered .............. 2,163 635,818
Forbo Holding AG , Registered ................ 106 120,124
Galenica AG
(c)
........................... 5,701 605,627
Georg Fischer AG , Registered ................ 8,783 563,171
Hiag Immobilien Holding AG ................. 502 82,041
Huber + Suhner AG , Registered ............... 1,593 375,496
Idorsia Ltd.
(a)
............................ 20,245 153,378
Implenia AG , Registered .................... 1,774 140,757
Inficon Holding AG , Registered ................ 1,929 389,169
Interroll Holding AG , Registered ............... 76 127,438
Intershop Holding AG ...................... 598 127,352
Jungfraubahn Holding AG , Registered ........... 558 180,189
Kardex Holding AG , Registered ............... 674 198,349
Kuros Biosciences AG , Registered
(a) (b)
........... 3,126 88,094
Landis+Gyr Group AG
(a)
.................... 2,887 163,543
Medacta Group SA
(c)
...................... 687 112,616
Mobilezone Holding AG , Registered ............ 4,719 83,567
Mobimo Holding AG , Registered ............... 840 363,376
Montana Aerospace AG
(a) (c)
.................. 3,303 99,075
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 20,429 120,512
PolyPeptide Group AG
(a) (c)
................... 1,328 72,171
PSP Swiss Property AG , Registered ............ 5,170 932,750
R&S Group Holding AG
(a)
................... 3,356 86,947
Sensirion Holding AG
(a) (c)
.................... 1,010 91,691
SFS Group AG .......................... 1,849 302,699
Siegfried Holding AG , Registered
(a)
............. 4,319 405,241
SIG Group AG
(a)
.......................... 31,660 575,311
SKAN Group AG ......................... 1,424 103,476
SMG Swiss Marketplace Group AG
(c)
........... 2,417 76,254
Softwareone Holding AG
(a)
................... 18,680 203,101
Stadler Rail AG .......................... 6,139 186,418
Sulzer AG , Registered ..................... 1,923 349,239
Sunrise Communications AG , Class A
(a)
.......... 7,210 380,802
Swissquote Group Holding SA , Registered ........ 12,959 675,156
Tecan Group AG , Registered ................. 1,397 322,844
Temenos AG , Registered ................... 5,674 471,990
TX Group AG ........................... 182 31,112
Valiant Holding AG , Registered ............... 1,806 352,957
Vaudoise Assurances Holding SA .............. 109 108,265
Vetropack Holding AG , Class A ................ 1,250 29,478
Vontobel Holding AG , Registered .............. 3,094 331,096
Ypsomed Holding AG , Registered .............. 462 220,486
Zehnder Group AG , Registered ............... 965 80,981
17,390,157
a
United Kingdom  —  29 .6%
4imprint Group PLC ....................... 3,238 179,710
Aberdeen Group PLC ...................... 207,500 675,427
Advanced Medical Solutions Group PLC ......... 25,109 95,346
AEP Plantations PLC ...................... 20,920 50,751
AG Barr PLC ............................ 12,189 106,780
AJ Bell PLC ............................ 36,252 286,670
Alfa Financial Software Holdings PLC
(c)
.......... 14,953 33,140
AO World PLC .......................... 31,768 41,936
Ashmore Group PLC ...................... 48,152 133,947
Security Shares Value
a
United Kingdom (continued)
ATALAYA MINING COPPER SA ............... 13,648 $ 164,605
Autotrader Group PLC
(c)
.................... 92,534 653,400
Avon Technologies PLC .................... 3,400 78,175
B&M European Value Retail PLC .............. 106,727 320,826
Babcock International Group PLC .............. 27,849 422,763
Balfour Beatty PLC ....................... 55,059 641,863
Baltic Classifieds Group PLC ................. 49,088 132,738
Barratt Redrow PLC ....................... 153,347 609,434
Beazley PLC ............................ 64,392 1,119,135
Bellway PLC ............................ 13,094 350,831
Berkeley Group Holdings PLC
(a)
............... 10,554 498,494
Big Yellow Group PLC ..................... 21,176 253,526
Bodycote PLC ........................... 19,304 188,421
Breedon Group PLC ....................... 31,219 139,270
Bridgepoint Group PLC
(c)
.................... 42,741 184,722
British Land Co. PLC (The) .................. 112,714 673,988
Burberry Group PLC
(a)
..................... 41,166 663,531
Bytes Technology Group PLC ................ 24,851 134,240
C&C Group PLC ......................... 38,802 53,237
Ceres Power Holdings PLC
(a)
................. 16,734 78,906
Cerillion PLC ............................ 2,456 32,770
Chemring Group PLC ...................... 30,870 246,067
Chesnara PLC .......................... 25,985 120,473
Clarkson PLC ........................... 3,265 208,139
Close Brothers Group PLC
(a)
................. 16,954 97,249
CMC Markets PLC
(c)
....................... 10,415 94,059
Coats Group PLC ........................ 216,137 234,226
Cohort PLC
(b)
........................... 3,927 65,055
Computacenter PLC ....................... 6,566 406,892
Convatec Group PLC
(c)
..................... 193,133 583,585
Craneware PLC .......................... 3,179 50,389
Cranswick PLC .......................... 6,121 441,353
Croda International PLC .................... 14,560 630,340
Currys PLC ............................. 112,626 254,982
CVS Group PLC ......................... 7,687 129,895
DCC Energy PLC ........................ 9,715 830,688
Derwent London PLC ...................... 11,575 328,228
Diploma PLC ........................... 15,211 1,506,389
DiscoverIE Group PLC ..................... 10,960 114,478
Domino's Pizza Group PLC .................. 42,980 117,195
Dr Martens PLC .......................... 68,778 71,746
Drax Group PLC ......................... 37,894 376,653
Dunelm Group PLC ....................... 14,184 165,899
easyJet PLC ............................ 34,469 293,453
Elementis PLC .......................... 65,220 157,215
Energean PLC .......................... 13,728 141,170
Entain PLC ............................. 66,724 488,495
Fevertree Drinks PLC ...................... 10,533 122,368
Firstgroup PLC .......................... 61,192 152,078
Foresight Group Holdings Ltd. ................ 7,871 49,187
Frasers Group PLC
(a)
...................... 11,554 126,117
Games Workshop Group PLC ................ 3,725 960,238
Gamma Communications PLC ................ 10,391 131,082
GB Group PLC .......................... 25,098 74,719
Genuit Group PLC ........................ 28,111 103,390
Genus PLC ............................. 7,460 221,027
Georgia Capital PLC
(a)
..................... 3,149 168,376
GlobalData PLC ......................... 26,015 27,911
Grafton Group PLC , CDI .................... 19,555 255,875
Grainger PLC ........................... 76,045 179,448
Great Portland Estates PLC .................. 39,519 186,548
Greencore Group PLC ..................... 62,649 219,869
Greggs PLC ............................ 11,601 293,638
Hammerson PLC ......................... 60,600 313,607

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
56
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
Harbour Energy PLC ...................... 83,997 $ 272,478
Hays PLC .............................. 178,658 135,804
Helios Towers PLC ........................ 93,548 247,519
Hikma Pharmaceuticals PLC ................. 17,107 365,198
Hill & Smith PLC ......................... 8,895 343,397
Hilton Food Group PLC ..................... 9,156 73,917
Hiscox Ltd. ............................. 36,465 890,253
Hochschild Mining PLC ..................... 35,902 210,795
Hollywood Bowl Group PLC .................. 18,167 69,903
Howden Joinery Group PLC ................. 60,869 648,595
Hunting PLC ............................ 13,815 82,576
Ibstock PLC
(c)
........................... 43,650 54,799
ICG PLC .............................. 30,695 783,703
IG Group Holdings PLC .................... 36,492 718,059
IMI PLC ............................... 27,334 1,086,213
Inchcape PLC ........................... 33,962 383,801
IntegraFin Holdings PLC .................... 32,289 160,362
International Workplace Group PLC ............ 83,310 222,187
Investec PLC ........................... 64,021 560,324
IP Group PLC
(a)
.......................... 101,409 85,976
ITM Power PLC
(a)
......................... 53,294 73,697
ITV PLC ............................... 406,211 407,254
J D Wetherspoon PLC ..................... 7,227 75,779
JD Sports Fashion PLC .................... 244,580 296,529
JET2 PLC .............................. 10,683 221,716
Johnson Matthey PLC ..................... 18,944 511,763
Johnson Service Group PLC ................. 43,514 88,204
JTC PLC
(c)
............................. 17,489 312,785
Jupiter Fund Management PLC ............... 47,866 101,616
Kainos Group PLC ........................ 9,452 111,184
Keller Group PLC ........................ 7,933 323,317
Kier Group PLC .......................... 47,903 156,017
Klarna Group PLC
(a) (b)
...................... 6,918 131,027
Lancashire Holdings Ltd. .................... 26,549 215,648
Lion Finance Group PLC .................... 3,898 612,302
LondonMetric Property PLC .................. 240,597 636,044
Man Group PLC ......................... 126,687 518,727
ME GROUP INTERNATIONAL PLC ............ 25,660 38,318
Metro Bank Holdings PLC
(a)
.................. 33,620 80,201
Michael Page PLC ........................ 32,590 80,103
Mitchells & Butlers PLC
(a)
................... 28,161 104,255
Mitie Group PLC ......................... 135,809 378,886
Molten Ventures PLC
(a)
..................... 17,284 142,596
Mondi PLC ............................. 49,759 599,943
MONY Group PLC ........................ 52,401 139,375
Moonpig Group PLC ....................... 32,832 121,951
Morgan Advanced Materials PLC .............. 31,302 95,406
Morgan Sindall Group PLC .................. 5,128 306,169
MP Evans Group PLC ..................... 4,059 88,951
Ninety One PLC ......................... 33,426 96,315
Ocado Group PLC
(a)
....................... 62,221 177,847
OSB Group PLC ......................... 39,569 297,874
OXB
(a)
................................ 8,308 62,704
Oxford Instruments PLC .................... 6,014 221,439
Oxford Nanopore Technologies PLC
(a)
........... 49,516 76,000
Pan African Resources PLC ................. 234,142 292,828
Paragon Banking Group PLC ................. 21,019 238,162
Pennon Group PLC ....................... 52,981 330,023
Persimmon PLC ......................... 36,198 543,338
Pets at Home Group PLC ................... 48,972 139,804
Playtech PLC
(a)
.......................... 25,682 131,045
Plus500 Ltd. ............................ 7,881 415,305
Polar Capital Holdings PLC .................. 9,945 103,340
PPHE Hotel Group Ltd. ..................... 2,157 45,641
Security Shares Value
a
United Kingdom (continued)
Premier Foods PLC ....................... 73,452 $ 192,347
Primary Health Properties PLC ................ 274,641 350,037
QinetiQ Group PLC ....................... 49,936 341,879
Quilter PLC
(c)
............................ 148,836 387,547
Rank Group PLC ......................... 21,109 27,539
Raspberry PI Holdings PLC
(a)
................. 7,625 67,517
Rathbones Group PLC ..................... 6,773 152,260
Renew Holdings PLC ...................... 8,962 109,464
Renishaw PLC .......................... 3,960 264,079
RHI Magnesita N.V. ....................... 2,169 82,582
Rightmove PLC .......................... 85,138 533,775
Rockhopper Exploration PLC
(a)
................ 98,655 96,797
Rotork PLC ............................. 93,546 616,272
RS GROUP PLC ......................... 53,438 508,830
Safestore Holdings PLC .................... 24,014 200,322
Saga PLC
(a)
............................ 10,369 93,911
Savills PLC ............................. 16,144 200,174
Senior PLC ............................. 46,365 181,529
Serco Group PLC ........................ 112,257 365,527
Serica Energy PLC ....................... 28,391 90,029
Shaftesbury Capital PLC .................... 165,007 319,794
Shawbrook Group PLC
(a) (c)
................... 14,651 64,767
SigmaRoc PLC
(a)
......................... 113,100 188,277
Sirius Real Estate Ltd. ..................... 176,598 235,511
Softcat PLC ............................ 14,413 378,203
Spire Healthcare Group PLC
(c)
................ 29,491 92,808
SSP Group PLC ......................... 88,624 238,290
St. James's Place PLC ..................... 58,654 833,408
Supermarket Income REIT PLC ............... 140,142 162,339
Target Healthcare REIT PLC ................. 71,562 109,179
Tate & Lyle PLC .......................... 42,681 318,054
Taylor Wimpey PLC ....................... 396,081 417,035
TBC Bank Group PLC ..................... 4,711 305,921
Telecom Plus PLC ........................ 8,102 92,925
THG PLC
(a)
............................. 69,473 28,371
TP ICAP Group PLC ...................... 83,327 384,855
Trainline PLC
(a) (c)
......................... 40,677 130,039
Travis Perkins PLC ....................... 24,350 182,437
Tritax Big Box REIT PLC .................... 274,589 631,313
Trustpilot Group PLC
(a) (c)
.................... 38,444 140,140
TUI AG ............................... 52,327 455,731
UNITE Group PLC (The) .................... 47,451 344,693
Vesuvius PLC ........................... 21,318 106,593
Victrex PLC ............................ 8,466 89,341
Vistry Group PLC
(a)
........................ 32,821 129,918
Volex PLC ............................. 15,285 105,334
Volution Group PLC ....................... 22,663 189,068
WAG Payment Solutions PLC ................ 18,308 27,241
Watches of Switzerland Group PLC
(a) (c)
.......... 24,984 246,772
Weir Group PLC (The) ..................... 29,265 1,044,096
WH Smith PLC .......................... 16,763 98,104
Whitbread PLC .......................... 18,909 640,600
Workspace Group PLC
(b)
.................... 14,710 69,725
WPP PLC .............................. 121,609 491,213
XPS Pensions Group PLC ................... 20,914 93,485
Yellow Cake PLC
(a) (c)
....................... 28,937 214,502
Young & Co.'s Brewery PLC , Class A ........... 3,657 45,221
Zegona Communications PLC ................ 19,279 380,474
Zigup PLC ............................. 24,579 153,209
53,317,063
a
Total Common Stocks — 98.7%
(Cost: $ 180,728,982 ) ................................ 177,887,922

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
57
Schedule of Investments
Security Shares Value
a
Preferred Stocks
Germany  —  0 .5%
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 936 $ 118,670
FUCHS SE , Preference Shares , NVS ........... 7,495 347,399
Jungheinrich AG , Preference Shares , NVS ........ 5,482 154,437
KSB SE & Co. KGaA , Preference Shares , NVS ..... 81 77,913
Sixt SE , Preference Shares , NVS .............. 1,882 130,275
STO SE & Co. KGaA , Preference Shares , NVS .... 277 31,036
859,730
a
Italy  —  0 .1%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 4,076 209,567
a
Total Preferred Stocks — 0.6%
(Cost: $ 1,098,793 ) .................................. 1,069,297
a
Rights
United Kingdom  —  0 .0%
Greencore Group CVR (Expires 01/16/29 )
(a) (d)
...... 19,179 517
a
Total Rights — 0.0%
(Cost: $ 541 ) ...................................... 517
a
Warrants
Italy  —  0 .0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for
1 Warrant, Expires 08/31/30, Strike Price EUR
0.01)
(a) (b) (d)
............................ 5,910 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.3%
(Cost: $ 181,828,316 ) ................................ 178,957,736
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  6 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 10,710,288 $ 10,713,502
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 55,499 55,499
a
Total Short-Term Securities — 6.0%
(Cost: $ 10,768,745 ) ................................. 10,769,001
Total Investments —  105.3%
(Cost: $ 192,597,061 ) ................................ 189,726,737
Liabilities in Excess of Other Assets — ( 5 .3 ) % ............... (9,567,149)
Net Assets — 100.0% ................................. $ 180,159,588
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 5,016,418  $ 5,697,674
(a)
$ —  $ (846) $ 256  $ 10,713,502  10,710,288  $ 134,116
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 120,000  —  (64,501)
(a)
—  —  55,499  55,499  3,535  —
$ —  $ (846) $ 256
$ 10,769,001
$ 137,651  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Europe Small-Cap ETF
58
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE 100 Index ...................................................................... 4 09/18/26 $ 586 $ 22,437
Micro Euro STOXX 50 Index .............................................................. 87 09/18/26 639 4,746
$ 27,183
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 27,183 $ — $ — $ — $ 27,183
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 162,317 $ — $ — $ — $ 162,317
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 21,026 $ — $ — $ — $ 21,026
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,317,339
a

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(continued)
July 31, 2026
59
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 19,974,424  $ 157,913,498  $ —  $ 177,887,922
Preferred Stocks ........................................... —  1,069,297  —  1,069,297
Rights .................................................. —  —  517  517
Warrants ................................................ —  —  —  —
Short-Term Securities
Money Market Funds ........................................ 10,769,001  —  —  10,769,001
$ 30,743,425  $ 158,982,795  $ 517  $ 189,726,737
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 4,746  $ 22,437  $ —  $ 27,183
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
July 31, 2026
iShares
®
MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
60
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  1 .7%
ANZ Group Holdings Ltd. ................... 8,728 $ 228,107
APA Group ............................. 3,774 26,997
Aristocrat Leisure Ltd. ...................... 1,725 77,530
ASX Ltd. .............................. 514 19,827
BHP Group Ltd. .......................... 15,086 635,883
Brambles Ltd. ........................... 3,784 51,946
CAR Group Ltd. .......................... 1,042 19,026
Cochlear Ltd. ........................... 206 17,265
Coles Group Ltd. ......................... 4,130 69,768
Commonwealth Bank of Australia .............. 4,902 612,774
Computershare Ltd. ....................... 1,562 44,881
CSL Ltd. ............................... 1,403 121,304
Evolution Mining Ltd. ...................... 5,872 46,561
Fortescue Ltd. ........................... 5,033 65,309
Goodman Group ......................... 5,968 124,247
Insurance Australia Group Ltd. ................ 6,277 37,399
IREN Ltd.
(a) (b)
............................ 958 35,254
Lottery Corp. Ltd. (The) ..................... 6,029 23,621
Lynas Rare Earths Ltd.
(b)
.................... 2,651 26,019
Macquarie Group Ltd. ...................... 1,039 184,442
Medibank Pvt Ltd. ........................ 8,032 29,114
National Australia Bank Ltd. .................. 9,017 261,096
Northern Star Resources Ltd. ................. 3,960 54,881
Origin Energy Ltd. ........................ 5,130 38,703
PLS Group Ltd.
(b)
......................... 9,327 27,101
Pro Medicus Ltd. ......................... 168 19,111
Qantas Airways Ltd. ....................... 2,146 14,934
QBE Insurance Group Ltd. .................. 4,469 77,514
REA Group Ltd. .......................... 179 20,215
Rio Tinto Ltd. ........................... 1,133 135,033
Santos Ltd. ............................. 9,163 50,889
Scentre Group ........................... 16,275 44,683
SGH Ltd. .............................. 476 14,721
Sigma Healthcare Ltd. ..................... 13,538 27,915
Sonic Healthcare Ltd. ...................... 1,239 18,962
South32 Ltd. ............................ 14,080 44,888
Stockland .............................. 7,307 21,873
Suncorp Group Ltd. ....................... 3,046 40,983
Telstra Group Ltd. ........................ 12,387 43,731
Transurban Group ........................ 9,056 94,044
Vicinity Ltd. ............................. 9,584 18,012
Washington H Soul Pattinson & Co. Ltd. ......... 1,003 32,552
Wesfarmers Ltd. ......................... 3,446 215,841
Westpac Banking Corp. .................... 10,085 267,427
WiseTech Global Ltd. ...................... 541 13,944
Woodside Energy Group Ltd. ................. 5,395 126,270
Woolworths Group Ltd. ..................... 3,542 98,842
Xero Ltd.
(a) (b)
............................ 512 25,562
4,347,001
a
Austria  —  0 .1%
BAWAG Group AG
(c)
....................... 225 45,629
Erste Group Bank AG ...................... 895 116,997
OMV AG .............................. 449 32,833
Raiffeisen Bank International AG .............. 385 26,434
Verbund AG
(a)
........................... 199 13,659
235,552
a
Belgium  —  0 .3%
Ageas SA/N.V. .......................... 385 31,862
Anheuser-Busch InBev SA/N.V. ............... 2,668 231,727
Argenx SE
(b)
............................ 185 158,452
D'ieteren Group .......................... 72 14,861
Security Shares Value
a
Belgium (continued)
Elia Group SA/N.V. , Class B ................. 145 $ 20,776
Financiere de Tubize SA .................... 59 13,195
Groupe Bruxelles Lambert N.V. ............... 220 19,843
KBC Group N.V. ......................... 637 91,638
Lotus Bakeries N.V. ....................... 1 12,826
Sofina SA .............................. 66 18,704
Syensqo SA ............................ 231 20,549
UCB SA ............................... 353 90,609
725,042
a
Canada  —  3 .6%
Agnico Eagle Mines Ltd. .................... 1,476 214,285
Alamos Gold, Inc. , Class A .................. 1,234 34,295
Alimentation Couche-Tard, Inc. ................ 2,032 131,920
AltaGas Ltd. ............................ 1,000 39,790
ARC Resources Ltd. ....................... 1,532 36,643
AtkinsRealis Group, Inc. .................... 486 30,123
Bank of Montreal ......................... 2,049 367,559
Bank of Nova Scotia (The) ................... 3,698 324,388
Barrick Mining Corp. ....................... 4,933 181,048
BCE, Inc. .............................. 922 20,001
Bombardier, Inc. , Class B
(b)
.................. 258 62,158
Brookfield Asset Management Ltd. , Class A ....... 967 46,775
Brookfield Corp. , Class A .................... 6,048 257,046
Brookfield Renewable Corp. ................. 352 11,746
CAE, Inc.
(b)
............................. 826 21,306
Cameco Corp. ........................... 1,239 106,926
Canadian Imperial Bank of Commerce .......... 2,741 324,654
Canadian National Railway Co. ............... 1,526 194,036
Canadian Natural Resources Ltd. .............. 6,094 290,300
Canadian Pacific Kansas City Ltd. ............. 2,696 239,473
Canadian Tire Corp. Ltd. , Class A , NVS .......... 130 18,973
Canadian Utilities Ltd. , Class A , NVS ............ 384 15,263
CCL Industries, Inc. , Class B , NVS ............. 417 27,649
Celestica, Inc.
(b)
.......................... 339 112,175
Cenovus Energy, Inc. ...................... 4,143 124,924
CGI, Inc. .............................. 594 43,478
Constellation Software, Inc.
(a)
................. 57 122,103
Descartes Systems Group, Inc. (The)
(b)
.......... 245 18,400
Dollarama, Inc. .......................... 771 105,031
Element Fleet Management Corp. ............. 1,124 25,225
Emera, Inc. ............................. 904 48,307
Empire Co. Ltd. , Class A , NVS ................ 417 15,263
Enbridge, Inc. ........................... 6,348 345,419
Equinox Gold Corp. ....................... 2,226 19,944
Fairfax Financial Holdings Ltd. ................ 57 95,453
First Quantum Minerals Ltd.
(b)
................ 1,952 54,110
FirstService Corp.
(a)
....................... 133 18,735
Fortis, Inc. ............................. 1,508 85,843
Franco-Nevada Corp. ...................... 546 116,160
George Weston Ltd. ....................... 404 30,194
GFL Environmental, Inc.
(a)
................... 680 28,081
Gildan Activewear, Inc. ..................... 512 28,342
Great-West Lifeco, Inc. ..................... 839 55,624
Hydro One Ltd.
(c)
......................... 947 39,451
iA Financial Corp., Inc. ..................... 235 34,746
IGM Financial, Inc. ........................ 238 14,798
Imperial Oil Ltd. .......................... 431 55,879
Intact Financial Corp. ...................... 514 100,923
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 2,454 17,628
Keyera Corp. ........................... 579 24,600
Kinross Gold Corp. ........................ 3,650 84,152
Loblaw Companies Ltd. .................... 1,720 80,746
Lundin Gold, Inc. ......................... 319 17,861

iShares
®
MSCI Kokusai ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
61
Schedule of Investments
Security Shares Value
a
Canada (continued)
Lundin Mining Corp.
(a)
...................... 1,887 $ 46,722
Magna International, Inc. .................... 807 55,345
Manulife Financial Corp. .................... 4,835 214,736
Metro, Inc. , Class A ....................... 640 42,540
National Bank of Canada ................... 1,144 185,043
Nutrien Ltd. ............................. 1,387 95,735
Pan American Silver Corp. ................... 1,277 54,984
Pembina Pipeline Corp. .................... 1,683 82,286
Power Corp. of Canada .................... 1,692 115,628
RB Global, Inc.
(a)
......................... 513 56,268
Restaurant Brands International, Inc. ............ 902 66,711
Rogers Communications, Inc. , Class B , NVS ...... 1,092 36,970
Royal Bank of Canada ..................... 4,094 856,882
Saputo, Inc. ............................ 839 23,599
Shopify, Inc. , Class A
(b)
..................... 3,596 421,152
Stantec, Inc. ............................ 313 22,089
Sun Life Financial, Inc. ..................... 1,639 135,986
Suncor Energy, Inc. ....................... 3,548 238,263
TC Energy Corp. ......................... 2,959 199,258
Teck Resources Ltd. , Class B ................ 1,361 81,902
TELUS Corp. ........................... 1,271 12,131
TFI International, Inc. ...................... 232 31,343
Thomson Reuters Corp. .................... 442 43,360
TMX Group Ltd. .......................... 842 30,776
Toromont Industries Ltd. .................... 232 34,898
Toronto-Dominion Bank (The) ................ 4,886 585,686
Tourmaline Oil Corp. ....................... 1,041 45,974
Wheaton Precious Metals Corp. ............... 1,353 147,167
Whitecap Resources, Inc. ................... 3,597 42,440
WSP Global, Inc. ......................... 381 46,548
9,012,374
a
Cayman Islands  —  0 .0%
Credo Technology Group Holding Ltd.
(b)
.......... 456 94,387
a
Denmark  —  0 .4%
AP Moller - Maersk A.S. , Class A .............. 7 18,251
AP Moller - Maersk A.S. , Class B , NVS .......... 10 26,851
Carlsberg A.S. , Class B .................... 297 43,735
Coloplast A.S. , Class B ..................... 377 24,931
Danske Bank A.S. ........................ 1,825 105,028
Demant A.S.
(a) (b)
.......................... 320 13,851
DSV A.S. .............................. 595 128,592
Genmab A.S.
(b)
.......................... 170 48,932
Novo Nordisk A.S. , Class B .................. 9,432 446,148
Novonesis Novozymes B ................... 992 64,583
Orsted A.S.
(b) (c)
........................... 1,258 28,048
Pandora A.S. ........................... 236 29,554
ROCKWOOL A.S. , Class B .................. 340 10,863
Tryg A.S. .............................. 794 18,895
Vestas Wind Systems A.S. .................. 2,791 75,127
1,083,389
a
Finland  —  0 .2%
Elisa OYJ .............................. 449 18,108
Fortum OYJ ............................ 1,335 30,349
Kesko OYJ , Class B ....................... 774 19,286
Kone OYJ , Class B ....................... 946 54,581
Metso OYJ ............................. 1,903 35,621
Neste OYJ ............................. 1,206 42,739
Nokia OYJ ............................. 14,886 137,590
Orion OYJ , Class B ....................... 287 26,831
Sampo OYJ , Class A ...................... 7,539 83,470
Stora Enso OYJ , Class R ................... 1,530 17,594
UPM-Kymmene OYJ ...................... 1,585 43,121
Security Shares Value
a
Finland (continued)
Wartsila OYJ Abp ......................... 1,574 $ 53,378
562,668
a
France  —  2 .6%
Abivax SA
(b)
............................ 159 19,733
Accor SA .............................. 547 28,447
Aeroports de Paris SA ..................... 99 13,722
Air Liquide SA ........................... 1,833 361,116
Airbus SE .............................. 1,741 408,714
Alstom SA
(a) (b)
........................... 870 16,118
Amundi SA
(c)
............................ 198 21,635
ArcelorMittal SA .......................... 1,244 87,873
AXA SA ............................... 4,655 241,267
Ayvens SA
(c)
............................ 1,029 13,869
BioMerieux ............................. 132 10,521
BNP Paribas SA ......................... 2,992 380,189
Bollore SE ............................. 2,410 10,763
Bouygues SA ........................... 612 34,474
Bureau Veritas SA ........................ 973 31,126
Capgemini SE ........................... 442 52,536
Carrefour SA ............................ 1,660 30,464
Cie de Saint-Gobain SA .................... 1,274 119,739
Cie Generale des Etablissements Michelin SCA .... 1,954 78,982
Covivio SA ............................. 166 10,134
Credit Agricole SA ........................ 2,678 59,841
Danone SA ............................. 1,889 146,938
Dassault Aviation SA ...................... 68 23,491
Dassault Systemes SE ..................... 1,951 45,390
Eiffage SA ............................. 231 32,832
Engie SA .............................. 5,094 158,786
EssilorLuxottica SA ....................... 872 165,089
Eurofins Scientific SE ...................... 353 27,838
Euronext N.V.
(c)
.......................... 254 46,443
Gecina SA ............................. 152 13,168
Getlink SE ............................. 997 21,269
Hermes International SCA ................... 77 136,434
Ipsen SA .............................. 99 19,129
Kering SA .............................. 215 70,966
Klepierre SA ............................ 611 27,752
Legrand SA ............................ 739 112,350
L'Oreal SA ............................. 693 308,659
LVMH Moet Hennessy Louis Vuitton SE .......... 730 400,868
Orange SA ............................. 5,301 101,290
Pernod Ricard SA ........................ 584 45,513
Publicis Groupe SA ....................... 677 72,257
Renault SA ............................. 546 17,241
Rexel SA .............................. 647 26,848
Safran SA .............................. 1,018 400,055
Sanofi SA .............................. 3,235 278,571
Sartorius Stedim Biotech .................... 80 15,467
Schneider Electric SE ...................... 1,599 537,240
Societe Generale SA ...................... 1,885 177,184
Sodexo SA ............................. 264 17,360
STMicroelectronics N.V. .................... 1,864 99,572
Thales SA .............................. 278 79,141
TotalEnergies SE ......................... 5,810 512,212
Unibail-Rodamco-Westfield
(b)
................. 339 41,303
Veolia Environnement SA ................... 1,951 77,637
Vinci SA ............................... 1,374 193,999
6,481,555
a
Germany  —  2 .3%
adidas AG ............................. 499 92,326
Allianz SE , Registered ..................... 1,116 555,882
BASF SE .............................. 2,700 156,745

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
62
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
Bayer AG , Registered ...................... 2,860 $ 158,718
Bayerische Motoren Werke AG ............... 997 68,338
Beiersdorf AG
(a)
.......................... 287 26,660
Brenntag SE ............................ 386 27,219
Commerzbank AG
(a)
....................... 1,925 83,957
Continental AG .......................... 297 24,699
CTS Eventim AG & Co. KGaA ................ 184 12,415
Daimler Truck Holding AG ................... 1,350 76,357
Delivery Hero SE , Class A
(b) (c)
................. 449 19,573
Deutsche Bank AG , Registered ............... 5,422 199,562
Deutsche Boerse AG ...................... 546 164,465
Deutsche Lufthansa AG , Registered
(a)
........... 1,401 14,701
Deutsche Post AG ........................ 2,797 186,845
Deutsche Telekom AG , Registered ............. 10,194 314,597
E.ON SE .............................. 6,471 139,406
Evonik Industries AG ...................... 644 13,028
Fresenius Medical Care AG .................. 547 28,073
Fresenius SE & Co. KGaA ................... 1,206 61,985
GEA Group AG .......................... 409 29,056
Hannover Rueck SE ....................... 166 47,849
Heidelberg Materials AG .................... 382 71,115
Henkel AG & Co. KGaA .................... 319 26,139
Hensoldt AG
(a)
........................... 187 17,178
HOCHTIEF AG .......................... 45 23,064
Infineon Technologies AG ................... 3,775 270,907
Knorr-Bremse AG ........................ 231 27,474
Mercedes-Benz Group AG ................... 2,155 116,519
Merck KGaA
(a)
........................... 383 63,298
MTU Aero Engines AG ..................... 166 69,600
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 376 225,863
Nemetschek SE .......................... 166 11,189
QIAGEN N.V. ........................... 583 23,990
Rational AG ............................ 17 13,235
Rheinmetall AG .......................... 136 179,785
RWE AG .............................. 1,771 116,502
SAP SE ............................... 3,064 561,616
Scout24 SE
(c)
........................... 213 18,261
Siemens AG , Registered .................... 2,192 718,201
Siemens Energy AG ....................... 2,303 393,451
Siemens Healthineers AG
(c)
.................. 992 42,244
Symrise AG , Class A ...................... 407 41,766
Talanx AG .............................. 185 24,589
Vonovia SE ............................. 2,157 52,330
Zalando SE
(b) (c)
.......................... 644 21,004
5,631,776
a
Hong Kong  —  0 .5%
AIA Group Ltd. .......................... 30,800 310,491
BOC Hong Kong Holdings Ltd. ................ 10,000 66,501
CK Asset Holdings Ltd. ..................... 5,836 35,547
CK Hutchison Holdings Ltd. .................. 8,336 78,102
CK Infrastructure Holdings Ltd. ................ 2,000 15,953
CLP Holdings Ltd. ........................ 4,500 44,741
Futu Holdings Ltd. , ADR .................... 147 15,453
Galaxy Entertainment Group Ltd. .............. 5,000 21,805
Henderson Land Development Co. Ltd. .......... 4,523 16,398
HKT Trust & HKT Ltd. , Class SS ............... 12,740 21,567
Hong Kong & China Gas Co. Ltd. .............. 34,618 30,991
Hong Kong Exchanges & Clearing Ltd. .......... 3,400 177,150
Hongkong Land Holdings Ltd. ................ 3,400 27,570
Jardine Matheson Holdings Ltd. ............... 500 33,207
Link REIT .............................. 7,640 38,081
MTR Corp. Ltd.
(a)
......................... 5,000 21,096
Power Assets Holdings Ltd. .................. 4,500 33,878
Security Shares Value
a
Hong Kong (continued)
Sands China Ltd. ......................... 5,600 $ 10,502
Sino Land Co. Ltd. ........................ 12,000 16,344
SITC International Holdings Co. Ltd. ............ 4,000 20,167
Sun Hung Kai Properties Ltd. ................. 3,500 54,932
Swire Pacific Ltd. , Class A ................... 1,500 19,049
Techtronic Industries Co. Ltd. ................. 3,393 57,002
WH Group Ltd.
(c)
......................... 24,000 25,823
Wharf Real Estate Investment Co. Ltd. .......... 3,000 10,146
1,202,496
a
Ireland  —  0 .1%
AIB Group PLC .......................... 6,464 76,880
Bank of Ireland Group PLC .................. 2,555 53,655
Kerry Group PLC , Class A ................... 450 42,961
Kingspan Group PLC ...................... 449 41,732
Ryanair Holdings PLC ..................... 1,240 34,772
250,000
a
Israel  —  0 .3%
Azrieli Group Ltd. ......................... 132 17,426
Bank Hapoalim BM ....................... 3,387 82,229
Bank Leumi Le-Israel BM ................... 4,146 97,963
Check Point Software Technologies Ltd.
(a) (b)
....... 253 32,164
CyberArk Software Ltd.
(b)
.................... 139 6,255
Elbit Systems Ltd. ........................ 79 63,819
Enlight Renewable Energy Ltd.
(a) (b)
............. 413 35,051
Harel Insurance Investments & Financial Services Ltd. 351 20,122
ICL Group Ltd.
(a)
......................... 2,081 10,634
Israel Discount Bank Ltd. , Class A ............. 3,515 36,684
Mizrahi Tefahot Bank Ltd. ................... 478 35,572
Nova Ltd.
(b)
............................. 87 34,571
OPC Energy Ltd.
(a) (b)
....................... 506 15,876
Phoenix Financial Ltd. ..................... 660 37,006
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 3,293 115,288
Tower Semiconductor Ltd.
(a) (b)
................. 328 71,854
712,514
a
Italy  —  0 .9%
Banca Mediolanum SpA .................... 657 17,604
Banca Monte dei Paschi di Siena SpA ........... 5,767 77,240
Banco BPM SpA ......................... 3,521 64,287
BPER Banca SpA ........................ 4,265 69,303
Buzzi SpA .............................. 225 10,673
CNH Industrial N.V. ....................... 2,835 29,059
Davide Campari-Milano N.V.
(a)
................ 1,724 11,742
Enel SpA .............................. 22,638 255,660
Eni SpA ............................... 5,394 150,043
Ferrari N.V. ............................. 363 142,729
FinecoBank Banca Fineco SpA ............... 1,754 48,054
Generali
(a)
.............................. 2,514 127,407
Intesa Sanpaolo SpA ...................... 41,580 314,316
Italgas SpA ............................. 1,778 18,342
Leonardo SpA ........................... 1,179 75,143
Moncler SpA ............................ 732 41,635
Poste Italiane SpA ........................ 1,220 36,908
Prysmian SpA ........................... 866 119,502
Recordati Industria Chimica e Farmaceutica SpA ... 319 19,003
Snam SpA ............................. 5,335 36,176
Stellantis N.V.
(b)
.......................... 5,725 32,962
Telecom Italia SpA
(b)
....................... 4,626 39,283
Tenaris SA ............................. 1,059 30,382
Terna - Rete Elettrica Nazionale ............... 3,839 44,011
UniCredit SpA ........................... 3,963 373,758

iShares
®
MSCI Kokusai ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
63
Schedule of Investments
Security Shares Value
a
Italy (continued)
Unipol Assicurazioni SpA .................... 1,151 $ 36,014
2,221,236
a
Netherlands  —  1 .4%
ABN AMRO Bank N.V., CVA ................. 1,703 77,040
Adyen N.V.
(b) (c)
........................... 74 75,274
Aegon Ltd. ............................. 3,033 28,824
AerCap Holdings N.V. ...................... 506 76,355
Akzo Nobel N.V. ......................... 514 36,002
ASM International N.V. ..................... 142 131,513
ASML Holding N.V. ....................... 1,145 1,886,897
ASR Nederland N.V. ....................... 462 37,772
BE Semiconductor Industries N.V. ............. 216 49,533
Coca-Cola Europacific Partners PLC ............ 646 70,711
CSG N.V.
(a) (b)
............................ 583 11,106
CVC Capital Partners PLC
(c)
................. 621 10,427
DSM-Firmenich AG ....................... 544 58,647
EXOR N.V. ............................. 297 23,784
Heineken Holding N.V. ..................... 408 34,323
Heineken N.V. ........................... 829 75,058
ING Groep N.V. .......................... 8,502 298,773
InPost SA
(b)
............................. 575 10,256
Koninklijke Ahold Delhaize N.V. ............... 2,727 108,050
Koninklijke KPN N.V. ...................... 11,634 54,934
Koninklijke Philips N.V. ..................... 2,348 61,865
Magnum Ice Cream Co. N.V. (The)
(b)
............ 1,431 26,742
NN Group N.V. .......................... 786 74,089
Prosus N.V.
(b)
........................... 3,812 177,154
Universal Music Group N.V. .................. 3,227 53,244
Wolters Kluwer N.V. ....................... 665 52,208
3,600,581
a
New Zealand  —  0 .0%
Auckland International Airport Ltd. ............. 4,395 22,534
Contact Energy Ltd. ....................... 2,319 12,401
Fisher & Paykel Healthcare Corp. Ltd. ........... 1,660 39,702
Infratil Ltd.
(a)
............................ 2,675 23,221
Meridian Energy Ltd. ...................... 3,872 12,984
110,842
a
Norway  —  0 .2%
Aker BP ASA ............................ 939 33,479
DNB Bank ASA .......................... 2,531 81,495
Equinor ASA ............................ 2,059 84,524
Gjensidige Forsikring ASA ................... 580 17,302
Kongsberg Gruppen ASA ................... 1,241 38,785
Mowi ASA .............................. 1,254 26,855
Norsk Hydro ASA ......................... 3,838 35,402
Orkla ASA .............................. 2,303 25,582
Salmar ASA ............................ 169 9,213
Telenor ASA ............................ 2,146 30,296
Var Energi ASA .......................... 2,779 13,962
Yara International ASA ..................... 482 22,737
419,632
a
Portugal  —  0 .1%
Banco Comercial Portugues SA , Class R ......... 24,267 29,900
EDP Renewables SA ...................... 856 13,282
EDP SA ............................... 8,621 44,392
Galp Energia SGPS SA .................... 1,497 33,998
Jeronimo Martins SGPS SA .................. 806 16,164
137,736
a
Singapore  —  0 .5%
CapitaLand Ascendas REIT .................. 10,359 20,749
CapitaLand Integrated Commercial Trust ......... 18,714 36,319
Security Shares Value
a
Singapore (continued)
CapitaLand Investment Ltd. .................. 8,500 $ 17,615
DBS Group Holdings Ltd. ................... 5,940 342,718
Grab Holdings Ltd. , Class A
(a) (b)
............... 6,385 22,347
Keppel Ltd. ............................. 3,900 34,831
Oversea-Chinese Banking Corp. Ltd. ........... 9,925 225,429
Sea Ltd. , ADR
(b)
.......................... 1,122 119,762
Sembcorp Industries Ltd.
(a)
.................. 2,200 9,462
Singapore Airlines Ltd. ..................... 3,900 23,395
Singapore Exchange Ltd. ................... 2,900 55,286
Singapore Technologies Engineering Ltd. ......... 4,100 32,217
Singapore Telecommunications Ltd. ............ 22,600 78,194
United Overseas Bank Ltd. .................. 3,700 125,131
Wilmar International Ltd. .................... 6,500 19,878
Yangzijiang Shipbuilding Holdings Ltd.
(a)
......... 7,600 23,199
1,186,532
a
Spain  —  1 .1%
Acciona SA ............................. 71 19,528
ACS Actividades de Construccion y Servicios SA ... 539 68,707
Aena SME SA
(c)
.......................... 2,310 71,212
Amadeus IT Group SA ..................... 1,271 78,442
Banco Bilbao Vizcaya Argentaria SA ............ 16,561 464,236
Banco de Sabadell SA ..................... 15,878 60,959
Banco Santander SA ...................... 42,255 600,962
Bankinter SA ............................ 1,978 36,385
CaixaBank SA ........................... 11,058 160,632
Cellnex Telecom SA
(b) (c)
..................... 1,372 42,620
Endesa SA ............................. 872 42,462
Ferrovial N.V. ........................... 1,454 95,246
Iberdrola SA ............................ 18,418 437,494
Indra Sistemas SA ........................ 232 15,253
Industria de Diseno Textil SA ................. 3,201 208,909
International Consolidated Airlines Group SA , Class DI 3,645 21,292
Mapfre SA ............................. 2,703 13,822
Naturgy Energy Group SA ................... 706 23,552
Redeia Corp. SA ......................... 961 16,949
Repsol SA ............................. 3,293 100,506
Telefonica SA ........................... 10,384 42,872
2,622,040
a
Sweden  —  1 .0%
AddTech AB , Class B ...................... 760 27,653
Alfa Laval AB ........................... 909 53,793
Assa Abloy AB , Class B .................... 2,970 110,204
Atlas Copco AB , Class A .................... 7,294 154,121
Atlas Copco AB , Class B .................... 4,554 84,147
Beijer Ref AB , Class B ..................... 972 13,717
Boliden AB ............................. 741 37,285
Epiroc AB , Class A ........................ 1,952 50,043
Epiroc AB , Class B ........................ 1,141 25,017
EQT AB ............................... 1,445 49,081
Essity AB , Class B ........................ 1,725 50,112
Evolution AB
(a) (b) (c)
......................... 348 26,560
Fastighets AB Balder , Class B
(a) (b)
.............. 1,758 9,622
H & M Hennes & Mauritz AB , Class B ........... 1,080 19,779
Hexagon AB , Class B ...................... 6,085 60,062
Industrivarden AB , Class A .................. 352 20,298
Industrivarden AB , Class C .................. 417 23,862
Indutrade AB ............................ 775 19,458
Investment AB Latour , Class B ................ 417 8,797
Investor AB , Class B ....................... 5,083 219,575
L E Lundbergforetagen AB , Class B ............ 232 13,935
Lifco AB , Class B
(a)
........................ 645 21,967
Millicom International Cellular SA
(b)
............. 276 26,353
Nibe Industrier AB , Class B .................. 4,098 16,427

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
64
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Sweden (continued)
Nordea Bank Abp ........................ 9,176 $ 185,201
Octave Intelligence PLC
(b)
................... 608 10,899
Saab AB , Class B ........................ 932 58,565
Sagax AB , Class B ........................ 711 12,498
Sandvik AB ............................. 3,158 118,093
Securitas AB , Class B ...................... 1,535 24,659
Skandinaviska Enskilda Banken AB , Class A ...... 4,522 105,962
Skanska AB , Class B ...................... 1,077 30,221
SKF AB , Class B ......................... 806 21,816
Spotify Technology SA
(b)
.................... 447 223,473
Svenska Cellulosa AB SCA , Class B ............ 1,628 18,509
Svenska Handelsbanken AB , Class A ........... 3,772 57,676
Swedbank AB , Class A ..................... 2,358 94,320
Swedish Orphan Biovitrum AB
(b)
............... 545 27,008
Tele2 AB , Class B ........................ 1,788 30,975
Telefonaktiebolaget LM Ericsson , Class B ........ 7,627 75,024
Telia Co. AB ............................ 7,578 35,118
Trelleborg AB , Class B ..................... 628 27,917
Verisure PLC
(b)
.......................... 793 9,861
Volvo AB , Class B ........................ 4,610 176,340
2,486,003
a
Switzerland  —  2 .5%
ABB Ltd. , Registered ...................... 4,632 456,988
Alcon AG .............................. 1,440 98,898
Avolta AG
(b)
............................. 278 16,690
Banque Cantonale Vaudoise , Registered ......... 80 12,567
Barry Callebaut AG , Registered ............... 12 16,719
Belimo Holding AG , Registered ............... 30 31,284
BKW AG .............................. 56 9,251
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 6 69,252
Cie Financiere Richemont SA , Class A, Registered .. 1,558 368,220
EMS-Chemie Holding AG , Registered ........... 26 26,329
Galderma Group AG
(b)
..................... 538 117,075
Geberit AG , Registered ..................... 100 65,890
Givaudan SA , Registered ................... 29 115,909
Helvetia Baloise Holding AG ................. 242 64,897
Holcim AG
(b)
............................ 1,496 135,873
Julius Baer Group Ltd. ..................... 638 56,093
Kuehne + Nagel International AG , Registered ...... 141 35,907
Logitech International SA , Registered ........... 445 45,448
Lonza Group AG , Registered ................. 201 140,093
Nestle SA , Registered ..................... 7,545 754,130
Novartis AG , Registered .................... 5,437 850,302
Partners Group Holding AG .................. 66 55,013
Roche Holding AG , Bearer .................. 102 45,216
Roche Holding AG , NVS .................... 2,066 903,033
Sandoz Group AG ........................ 1,229 100,185
Schindler Holding AG , Participation Certificates , NVS 106 33,367
Schindler Holding AG , Registered .............. 67 20,493
SGS SA , Registered ....................... 446 52,849
Sika AG , Registered ....................... 449 101,021
Sonova Holding AG , Registered ............... 139 37,871
Straumann Holding AG , Registered ............. 330 40,867
Swatch Group AG (The) , Bearer ............... 81 18,110
Swiss Life Holding AG , Registered ............. 82 96,760
Swiss Prime Site AG , Registered .............. 198 32,294
Swiss Re AG ............................ 892 148,442
Swisscom AG , Registered ................... 74 56,865
UBS Group AG , Registered .................. 9,269 489,937
VAT Group AG
(c)
......................... 83 62,124
Zurich Insurance Group AG .................. 432 329,067
6,111,329
a
Security Shares Value
a
United Kingdom  —  3 .8%
3i Group PLC ........................... 2,855 $ 109,911
Admiral Group PLC ....................... 782 39,641
Airtel Africa PLC
(c)
........................ 2,661 12,011
Anglo American PLC ...................... 3,128 158,344
Antofagasta PLC ......................... 1,016 50,638
Associated British Foods PLC ................ 1,044 29,331
AstraZeneca PLC ........................ 4,490 763,795
Aviva PLC ............................. 7,861 73,573
BAE Systems PLC ........................ 8,778 248,499
Barclays PLC ........................... 40,384 277,581
BP PLC ............................... 46,397 348,588
British American Tobacco PLC ................ 5,962 361,660
BT Group PLC .......................... 16,723 45,280
Bunzl PLC ............................. 1,012 38,190
Centrica PLC ........................... 12,235 25,559
Coca-Cola HBC AG , Class DI
(b)
............... 532 35,873
Compass Group PLC ...................... 4,873 154,746
Diageo PLC ............................ 6,389 140,356
Endeavour Mining PLC ..................... 565 26,954
Experian PLC ........................... 2,689 101,455
Fresnillo PLC ........................... 646 21,761
Glencore PLC
(b)
.......................... 27,698 204,005
GSK PLC .............................. 11,783 306,392
Haleon PLC ............................ 26,480 129,634
Halma PLC ............................. 1,109 52,985
HSBC Holdings PLC ...................... 50,461 1,074,583
Imperial Brands PLC ...................... 2,185 82,923
Informa PLC ............................ 3,968 47,535
InterContinental Hotels Group PLC ............. 404 65,330
Intertek Group PLC ....................... 482 38,070
J Sainsbury PLC ......................... 4,555 21,966
Kingfisher PLC .......................... 4,095 17,084
Land Securities Group PLC .................. 2,211 21,060
Legal & General Group PLC ................. 16,646 67,589
Lloyds Banking Group PLC .................. 175,225 270,831
London Stock Exchange Group PLC ............ 1,315 147,928
M&G PLC .............................. 5,388 26,028
Marks & Spencer Group PLC ................. 5,973 32,651
Melrose Industries PLC ..................... 3,875 23,836
National Grid PLC ........................ 14,683 235,014
NatWest Group PLC ....................... 23,554 222,176
Next PLC .............................. 353 70,691
Pearson PLC ........................... 1,497 25,261
Prudential PLC .......................... 7,799 117,208
Reckitt Benckiser Group PLC ................. 1,859 131,203
RELX PLC ............................. 5,204 183,035
Rentokil Initial PLC ........................ 7,146 32,909
Rio Tinto PLC ........................... 3,147 305,793
Rolls-Royce Holdings PLC .................. 24,712 492,996
Sage Group PLC (The) ..................... 2,638 34,750
Schroders PLC .......................... 2,099 16,649
Segro PLC ............................. 3,972 51,885
Severn Trent PLC ........................ 900 36,499
Shell PLC .............................. 16,631 761,229
Smith & Nephew PLC ...................... 2,530 39,577
Smiths Group PLC ........................ 866 30,924
Spirax Group PLC ........................ 231 21,658
SSE PLC .............................. 3,528 111,462
Standard Chartered PLC .................... 5,440 160,848
Standard Life PLC ........................ 2,458 30,630
Sunbelt Rentals Holdings, Inc. ................ 1,167 83,611
Tesco PLC ............................. 18,272 120,269
Unilever PLC ........................... 6,363 404,862
United Utilities Group PLC ................... 1,919 35,740

iShares
®
MSCI Kokusai ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
65
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Vodafone Group PLC ...................... 57,750 $ 91,649
Wise Group PLC , Class A
(b)
.................. 1,763 21,057
9,563,761
a
United States  —  76 .1%
3M Co. ................................ 1,560 274,997
Abbott Laboratories ....................... 5,209 550,591
AbbVie, Inc. ............................ 5,207 1,306,645
Accenture PLC , Class A .................... 1,789 296,831
Adobe, Inc.
(b)
............................ 1,215 304,248
Advanced Micro Devices, Inc.
(b)
............... 4,810 2,290,281
Affirm Holdings, Inc. , Class A
(b)
................ 783 55,992
Aflac, Inc. .............................. 1,377 175,540
Agilent Technologies, Inc. ................... 838 115,954
Air Products and Chemicals, Inc. .............. 639 188,435
Airbnb, Inc. , Class A
(b)
...................... 1,276 193,340
Allegion PLC ............................ 272 42,813
Alliant Energy Corp. ....................... 780 55,208
Allstate Corp. (The) ....................... 779 205,718
Alnylam Pharmaceuticals, Inc.
(b)
............... 386 79,331
Alphabet, Inc. , Class A ..................... 17,177 6,117,245
Alphabet, Inc. , Class C , NVS ................. 13,637 4,863,636
Altria Group, Inc. ......................... 4,950 338,233
Amazon.com, Inc.
(b)
....................... 28,556 7,755,238
Amcor PLC ............................. 1,332 59,780
Ameren Corp. ........................... 792 86,811
American Electric Power Co., Inc. .............. 1,574 201,236
American Express Co. ..................... 1,568 527,240
American International Group, Inc. ............. 1,590 124,942
American Tower Corp. ..................... 1,377 238,717
American Water Works Co., Inc. ............... 561 75,269
Ameriprise Financial, Inc. ................... 279 152,289
AMETEK, Inc. ........................... 670 161,946
Amgen, Inc. ............................ 1,600 616,256
Amphenol Corp. , Class A ................... 3,650 586,555
Amrize Ltd.
(b)
............................ 1,496 73,169
Analog Devices, Inc. ....................... 1,436 527,601
Annaly Capital Management, Inc. .............. 2,171 49,325
Aon PLC , Class A ........................ 602 217,051
Apollo Global Management, Inc. ............... 1,276 160,253
Apple, Inc. ............................. 43,314 13,380,128
Applied Materials, Inc. ..................... 2,338 1,186,932
AppLovin Corp. , Class A
(b)
................... 668 264,461
Aptiv PLC
(b)
............................. 645 36,423
Arch Capital Group Ltd.
(b)
................... 1,091 109,678
Archer-Daniels-Midland Co. .................. 1,430 113,356
Ares Management Corp. , Class A .............. 598 76,598
Arista Networks, Inc.
(b)
..................... 3,144 567,020
Arthur J Gallagher & Co. .................... 751 187,314
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 656 38,691
Astera Labs, Inc.
(b)
........................ 386 120,135
AT&T, Inc. .............................. 20,479 476,137
Atlassian Corp. , Class A
(b)
................... 475 47,982
Atmos Energy Corp. ....................... 450 77,751
Autodesk, Inc.
(b)
.......................... 613 143,565
Automatic Data Processing, Inc. ............... 1,175 313,090
AutoZone, Inc.
(b)
......................... 48 144,780
AvalonBay Communities, Inc. ................ 429 79,627
Avery Dennison Corp. ...................... 231 39,208
Axon Enterprise, Inc.
(b)
..................... 218 115,052
Baker Hughes Co. , Class A .................. 2,957 178,869
Ball Corp. .............................. 765 49,648
Bank of America Corp. ..................... 20,009 1,239,558
Bank of New York Mellon Corp. (The) ........... 2,022 316,099
Becton Dickinson & Co. .................... 845 139,949
Security Shares Value
a
United States (continued)
Berkshire Hathaway, Inc. , Class B
(b)
............ 4,103 $ 2,098,849
Best Buy Co., Inc. ........................ 570 49,168
Biogen, Inc.
(b)
........................... 417 84,630
BlackRock, Inc.
(d)
......................... 429 467,777
Blackstone, Inc. .......................... 2,227 284,499
Block, Inc. , Class A
(b)
...................... 1,511 122,754
Bloom Energy Corp. , Class A
(b)
................ 802 165,060
Boeing Co. (The)
(b)
........................ 2,216 478,966
Booking Holdings, Inc. ..................... 2,311 445,792
Boston Scientific Corp.
(b)
.................... 4,332 202,434
Bristol-Myers Squibb Co. .................... 6,112 399,175
Broadcom, Inc. .......................... 13,270 5,165,746
Broadridge Financial Solutions, Inc. ............ 356 54,806
Brown & Brown, Inc. ....................... 857 60,333
Bunge Global SA ......................... 339 36,012
Burlington Stores, Inc.
(b)
.................... 172 63,379
Cadence Design Systems, Inc.
(b)
.............. 820 278,816
Capital One Financial Corp. .................. 1,776 371,202
Cardinal Health, Inc. ....................... 698 160,561
Carlisle Companies, Inc. .................... 133 47,869
Carlyle Group, Inc. (The) .................... 618 28,440
Carnival Corp. Ltd. ........................ 3,744 104,121
Carrier Global Corp. ....................... 2,265 140,000
Carvana Co. , Class A
(b)
..................... 1,915 119,419
Casey's General Stores, Inc. ................. 108 94,068
Caterpillar, Inc. .......................... 1,371 1,117,105
Cboe Global Markets, Inc. ................... 302 93,689
CBRE Group, Inc. , Class A
(b)
................. 866 127,137
CDW Corp. ............................. 399 58,976
Cencora, Inc. ........................... 528 164,388
Centene Corp.
(b)
......................... 1,472 91,588
CenterPoint Energy, Inc. .................... 1,963 82,525
CF Industries Holdings, Inc. .................. 489 61,218
CH Robinson Worldwide, Inc. ................ 330 48,751
Charles Schwab Corp. (The) ................. 4,869 512,414
Charter Communications, Inc. , Class A
(b)
......... 237 34,360
Cheniere Energy, Inc. ...................... 604 159,196
Chevron Corp. ........................... 5,427 1,068,196
Chipotle Mexican Grill, Inc. , Class A
(b)
........... 4,016 149,476
Chubb Ltd. ............................. 1,038 364,006
Church & Dwight Co., Inc. ................... 709 70,056
Ciena Corp.
(b)
........................... 413 155,722
Cigna Group (The) ........................ 790 220,449
Cincinnati Financial Corp. ................... 449 79,778
Cintas Corp. ............................ 1,002 205,039
Circle Internet Group, Inc. , Class A
(b)
............ 441 27,611
Cisco Systems, Inc. ....................... 11,646 1,350,820
Citigroup, Inc. ........................... 5,064 670,727
Citizens Financial Group, Inc. ................ 1,288 92,285
Clorox Co. (The) ......................... 352 33,627
Cloudflare, Inc. , Class A
(b)
................... 914 254,988
CME Group, Inc. , Class A ................... 1,067 285,732
CMS Energy Corp. ........................ 924 66,519
Coca-Cola Co. (The) ...................... 11,382 996,949
Coeur Mining, Inc. ........................ 3,019 45,013
Cognizant Technology Solutions Corp. , Class A ..... 1,402 77,601
Coherent Corp.
(b)
......................... 551 144,852
Coinbase Global, Inc. , Class A
(b)
............... 636 93,021
Colgate-Palmolive Co. ..................... 2,282 208,347
Comcast Corp. , Class A .................... 10,654 255,270
Comfort Systems USA, Inc. .................. 103 178,158
ConocoPhillips .......................... 3,654 440,234
Consolidated Edison, Inc. ................... 1,045 113,748
Constellation Brands, Inc. , Class A ............. 426 55,478

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
66
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Constellation Energy Corp. .................. 906 $ 238,052
Cooper Companies, Inc. (The)
(b)
............... 600 43,392
Copart, Inc.
(b)
........................... 2,692 78,391
Corebridge Financial, Inc. ................... 811 25,295
CoreWeave, Inc. , Class A
(b)
.................. 808 57,990
Corning, Inc. ............................ 2,339 323,367
Corpay, Inc.
(b)
........................... 194 74,129
Corteva, Inc. ............................ 2,002 157,577
CoStar Group, Inc.
(b)
....................... 1,267 36,439
Costco Wholesale Corp. .................... 1,307 1,244,120
CRH PLC .............................. 1,944 184,699
Crowdstrike Holdings, Inc. , Class A
(b)
............ 2,940 561,128
Crown Castle, Inc. ........................ 1,260 96,138
CSX Corp. ............................. 5,376 270,950
Cummins, Inc. ........................... 411 260,656
Curtiss-Wright Corp. ....................... 108 78,192
CVS Health Corp. ........................ 3,809 397,774
Danaher Corp. .......................... 1,911 372,607
Darden Restaurants, Inc. ................... 353 71,864
Datadog, Inc. , Class A
(b)
.................... 919 246,264
Deckers Outdoor Corp.
(b)
.................... 449 43,499
Deere & Co. ............................ 722 427,908
Dell Technologies, Inc. , Class C ............... 889 360,374
Delta Air Lines, Inc. ....................... 417 36,462
Devon Energy Corp. ....................... 3,210 144,867
Dexcom, Inc.
(b)
.......................... 1,136 94,799
Diamondback Energy, Inc. ................... 571 115,884
Dick's Sporting Goods, Inc. .................. 182 35,656
Digital Realty Trust, Inc. .................... 1,007 189,840
Dollar General Corp. ...................... 608 77,246
Dollar Tree, Inc.
(b)
......................... 531 67,549
Dominion Energy, Inc. ...................... 2,637 182,401
Domino's Pizza, Inc. ....................... 100 34,744
DoorDash, Inc. , Class A
(b)
................... 1,118 219,307
Dover Corp. ............................ 385 78,779
Dow, Inc. .............................. 2,079 62,973
DR Horton, Inc. .......................... 811 116,022
DTE Energy Co. ......................... 594 84,271
Duke Energy Corp. ....................... 2,295 287,862
DuPont de Nemours, Inc. ................... 400 54,800
Eaton Corp. PLC ......................... 1,144 474,989
eBay, Inc. .............................. 1,264 144,109
EchoStar Corp. , Class A
(b)
................... 412 34,645
Ecolab, Inc. ............................ 745 206,834
Edison International ....................... 1,131 82,981
Edwards Lifesciences Corp.
(b)
................ 1,717 147,782
Electronic Arts, Inc. ....................... 647 135,779
Elevance Health, Inc. ...................... 659 247,679
Eli Lilly & Co. ........................... 2,369 2,721,602
EMCOR Group, Inc. ....................... 138 110,045
Emerson Electric Co. ...................... 1,620 242,708
Entegris, Inc. ............................ 448 53,334
Entergy Corp. ........................... 1,376 148,085
EOG Resources, Inc. ...................... 1,573 233,889
EQT Corp. ............................. 1,818 96,881
Equifax, Inc. ............................ 352 60,762
Equinix, Inc. ............................ 296 301,707
Equity Residential ........................ 1,037 68,909
Erie Indemnity Co. , Class A , NVS .............. 69 16,701
Essex Property Trust, Inc. ................... 180 51,145
Estee Lauder Companies, Inc. (The) , Class A ...... 682 57,220
Everest Group Ltd. ........................ 119 44,524
Evergy, Inc. ............................. 677 56,198
Everpure, Inc. , Class A
(b)
.................... 902 69,607
Security Shares Value
a
United States (continued)
Eversource Energy ....................... 1,040 $ 74,454
Exelon Corp. ............................ 2,979 136,498
Expand Energy Corp. ...................... 681 64,034
Expedia Group, Inc. ....................... 344 101,391
Expeditors International of Washington, Inc. ....... 375 62,959
Extra Space Storage, Inc. ................... 609 90,156
ExxonMobil Holdings Corp. .................. 12,263 1,906,161
F5, Inc.
(b)
.............................. 165 66,424
Fabrinet
(b)
.............................. 106 46,153
Fair Isaac Corp.
(b)
......................... 72 80,854
Fastenal Co. ............................ 3,332 158,970
FedEx Corp. ............................ 642 197,351
Fedex Freight Holding Co., Inc.
(b)
.............. 321 45,110
Ferguson Enterprises, Inc. ................... 581 136,146
Fidelity National Financial, Inc. ................ 689 35,546
Fidelity National Information Services, Inc. ........ 1,524 68,229
Fifth Third Bancorp ....................... 2,618 147,917
First Citizens BancShares, Inc. , Class A .......... 21 45,920
First Solar, Inc.
(b)
......................... 312 65,841
FirstEnergy Corp. ........................ 1,686 81,451
Fiserv, Inc.
(b)
............................ 1,627 87,760
Flex Ltd.
(b)
.............................. 1,094 124,443
Flutter Entertainment PLC , Class DI
(b)
........... 412 43,042
Ford Motor Co. .......................... 11,074 162,566
Fortinet, Inc.
(b)
........................... 1,852 299,931
Fortive Corp. ............................ 840 49,736
Fox Corp. , Class A , NVS .................... 665 38,723
Fox Corp. , Class B ........................ 482 25,035
Freeport-McMoRan, Inc. .................... 4,284 268,307
FTAI Aviation Ltd. ......................... 299 61,594
Gaming and Leisure Properties, Inc. ............ 726 32,518
Garmin Ltd. ............................. 487 143,071
GE HealthCare Technologies, Inc. ............. 1,362 92,643
GE Vernova, Inc. ......................... 802 794,213
Gen Digital, Inc. .......................... 1,498 41,120
General Dynamics Corp. .................... 685 262,643
General Electric Co. ....................... 3,078 1,108,295
General Mills, Inc. ........................ 1,547 55,305
General Motors Co. ....................... 2,667 236,990
Genuine Parts Co. ........................ 413 51,365
Gilead Sciences, Inc. ...................... 3,650 475,266
Global Payments, Inc. ..................... 741 62,303
Goldman Sachs Group, Inc. (The) ............. 870 885,991
Graco, Inc. ............................. 477 37,864
Halliburton Co. .......................... 2,530 81,592
Hartford Insurance Group, Inc. (The) ............ 845 119,914
HCA Healthcare, Inc. ...................... 479 192,841
HEICO Corp. ........................... 116 41,338
HEICO Corp. , Class A ...................... 239 61,490
Hershey Co. (The) ........................ 430 75,271
Hewlett Packard Enterprise Co. ............... 3,847 184,271
Hilton Worldwide Holdings, Inc. ............... 683 218,895
Home Depot, Inc. (The) .................... 2,957 981,606
Honeywell Aerospace, Inc.
(b)
................. 943 194,956
Honeywell International, Inc. ................. 943 229,196
Howmet Aerospace, Inc. .................... 1,190 335,889
HP, Inc. ............................... 2,789 76,056
Hubbell, Inc. , Class B ...................... 146 68,992
Humana, Inc. ........................... 353 128,443
Huntington Bancshares, Inc. ................. 5,887 100,314
Hyatt Hotels Corp. , Class A .................. 138 24,020
IDEX Corp. ............................. 232 53,464
IDEXX Laboratories, Inc.
(b)
................... 229 128,027
Illinois Tool Works, Inc. ..................... 813 233,290

iShares
®
MSCI Kokusai ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
67
Schedule of Investments
Security Shares Value
a
United States (continued)
Illumina, Inc.
(b)
........................... 447 $ 91,680
Incyte Corp.
(b)
........................... 515 61,553
Ingersoll Rand, Inc. ....................... 1,203 100,306
Insmed, Inc.
(b)
........................... 619 61,033
Insulet Corp.
(b)
........................... 199 32,905
Intel Corp.
(b)
............................ 12,959 1,168,902
Interactive Brokers Group, Inc. , Class A .......... 1,268 111,571
Intercontinental Exchange, Inc. ............... 1,665 253,879
International Business Machines Corp. .......... 2,785 622,865
International Flavors & Fragrances, Inc. .......... 709 56,167
International Paper Co. ..................... 1,443 58,918
Intuit, Inc. .............................. 809 255,701
Intuitive Surgical, Inc.
(b)
..................... 1,059 374,176
Invitation Homes, Inc. ...................... 1,624 48,265
IonQ, Inc.
(a) (b)
............................ 864 31,484
IQVIA Holdings, Inc.
(b)
...................... 513 120,565
Iron Mountain, Inc. ........................ 884 108,131
Jabil, Inc. .............................. 318 100,186
Jacobs Solutions, Inc. ...................... 352 47,495
JB Hunt Transport Services, Inc. .............. 232 63,046
Johnson & Johnson ....................... 7,106 1,821,623
Johnson Controls International PLC ............ 1,786 261,935
JPMorgan Chase & Co. .................... 7,913 2,783,714
Kenvue, Inc. ............................ 5,562 107,013
Keurig Dr Pepper, Inc. ..................... 3,795 118,100
KeyCorp ............................... 2,817 63,636
Keysight Technologies, Inc.
(b)
................. 514 164,007
Kimberly-Clark Corp. ...................... 979 107,014
Kimco Realty Corp. ....................... 2,029 51,699
Kinder Morgan, Inc. ....................... 5,790 186,322
KKR & Co., Inc. .......................... 1,800 182,574
KLA Corp. .............................. 3,860 705,685
Kraft Heinz Co. (The) ...................... 2,678 69,226
Kroger Co. (The) ......................... 1,637 94,520
L3Harris Technologies, Inc. .................. 532 147,396
Labcorp Holdings, Inc. ..................... 228 70,498
Lam Research Corp. ...................... 3,682 1,078,900
Las Vegas Sands Corp. .................... 904 44,197
Leidos Holdings, Inc. ...................... 353 40,807
Lennar Corp. , Class A ...................... 642 52,869
Lennox International, Inc. ................... 88 36,597
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(b)
............................... 579 56,817
Linde PLC ............................. 1,355 648,205
Live Nation Entertainment, Inc.
(b)
.............. 485 84,453
Lockheed Martin Corp. ..................... 610 355,471
Loews Corp. ............................ 546 63,341
Lowe's Companies, Inc. .................... 1,632 339,146
LPL Financial Holdings, Inc. .................. 232 82,058
Lululemon Athletica, Inc.
(b)
................... 321 38,157
Lumentum Holdings, Inc.
(b)
.................. 207 147,786
LyondellBasell Industries N.V. , Class A .......... 782 48,547
M&T Bank Corp. ......................... 425 104,673
Marathon Petroleum Corp. .................. 869 275,012
Markel Group, Inc.
(b)
....................... 35 65,882
Marriott International, Inc. , Class A ............. 645 240,475
Marsh & McLennan Companies, Inc. ............ 1,421 269,549
Martin Marietta Materials, Inc. ................ 183 96,101
Marvell Technology, Inc. .................... 2,531 474,714
Masco Corp. ............................ 644 46,033
MasTec, Inc.
(b)
........................... 181 47,621
Mastercard, Inc. , Class A .................... 2,410 1,381,171
McCormick & Co., Inc. , NVS ................. 741 37,717
McDonald's Corp. ........................ 2,098 567,803
Security Shares Value
a
United States (continued)
McKesson Corp. ......................... 365 $ 312,509
Medline, Inc. , Class A
(b)
..................... 879 34,527
Medtronic PLC .......................... 3,739 319,273
MercadoLibre, Inc.
(b)
....................... 134 251,645
Merck & Co., Inc. ......................... 7,303 950,851
Meta Platforms, Inc. , Class A ................. 6,479 3,606,924
MetLife, Inc. ............................ 1,627 156,404
Mettler-Toledo International, Inc.
(b)
............. 63 89,227
Microchip Technology, Inc. ................... 1,595 118,493
Micron Technology, Inc. ..................... 3,327 2,738,221
Microsoft Corp. .......................... 20,813 9,672,217
Mid-America Apartment Communities, Inc. ........ 320 42,349
Mondelez International, Inc. , Class A ............ 3,774 235,158
MongoDB, Inc. , Class A
(b)
................... 230 77,620
Monolithic Power Systems, Inc. ............... 142 202,496
Monster Beverage Corp.
(b)
................... 2,129 205,193
Moody's Corp. ........................... 447 213,836
Morgan Stanley .......................... 3,509 738,364
Motorola Solutions, Inc. .................... 482 210,031
MSCI, Inc. , Class A ....................... 210 120,170
Nasdaq, Inc. ............................ 1,279 120,469
Natera, Inc.
(b)
........................... 365 97,732
Nebius Group N.V. , Class A
(a) (b)
................ 577 109,867
NetApp, Inc. ............................ 574 102,459
Netflix, Inc.
(b)
............................ 12,422 890,782
Neurocrine Biosciences, Inc.
(b)
................ 265 44,202
Newmont Corp. .......................... 3,215 301,278
News Corp. , Class A , NVS .................. 1,109 30,564
NextEra Energy, Inc. ...................... 6,191 538,122
NIKE, Inc. , Class B ....................... 3,408 142,148
NiSource, Inc. ........................... 1,340 59,536
Nordson Corp. ........................... 155 46,156
Norfolk Southern Corp. ..................... 675 226,449
Northern Trust Corp. ....................... 503 91,642
Northrop Grumman Corp. ................... 396 214,822
NRG Energy, Inc. ......................... 589 79,097
Nucor Corp. ............................ 679 174,700
NVIDIA Corp. ........................... 68,108 13,672,681
NVR, Inc.
(b)
............................. 7 43,029
NXP Semiconductors N.V. ................... 743 170,266
Occidental Petroleum Corp. .................. 2,205 125,839
Okta, Inc. , Class A
(b)
....................... 499 70,823
Old Dominion Freight Line, Inc. ............... 568 120,496
Omnicom Group, Inc. ...................... 805 63,354
ON Semiconductor Corp.
(b)
.................. 1,195 97,524
ONEOK, Inc. ............................ 1,796 163,095
Oracle Corp. ............................ 5,070 658,441
O'Reilly Automotive, Inc.
(b)
................... 2,518 224,983
Otis Worldwide Corp. ...................... 1,124 80,872
PACCAR, Inc. ........................... 1,507 199,949
Packaging Corp. of America ................. 254 62,443
Palantir Technologies, Inc. , Class A
(b)
........... 6,466 795,706
Palo Alto Networks, Inc.
(b)
................... 2,408 799,047
Parker-Hannifin Corp. ...................... 367 358,387
Paychex, Inc. ........................... 946 110,531
PayPal Holdings, Inc. ...................... 2,672 152,865
Pentair PLC ............................ 482 31,542
PepsiCo, Inc. ........................... 4,058 566,334
Pfizer, Inc. ............................. 16,700 417,667
PG&E Corp. ............................ 6,399 111,215
Philip Morris International, Inc. ................ 4,573 872,620
Phillips 66 .............................. 1,207 255,498
Pinnacle Financial Partners, Inc. ............... 437 45,986
PNC Financial Services Group, Inc. (The) ........ 1,205 301,093

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
68
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
PPG Industries, Inc. ....................... 677 $ 74,822
PPL Corp. ............................. 2,082 73,307
Principal Financial Group, Inc. ................ 662 75,269
Procter & Gamble Co. (The) ................. 6,834 987,445
Progressive Corp. (The) .................... 1,719 363,431
Prologis, Inc. ............................ 2,778 401,727
Prudential Financial, Inc. .................... 1,004 122,568
PTC, Inc.
(b)
............................. 363 49,804
Public Service Enterprise Group, Inc. ........... 1,465 112,336
Public Storage ........................... 495 160,464
PulteGroup, Inc. ......................... 555 70,191
Qnity Electronics, Inc. ...................... 601 78,839
QUALCOMM, Inc. ........................ 3,168 467,628
Quanta Services, Inc. ...................... 441 294,306
Quest Diagnostics, Inc. ..................... 310 72,233
Raymond James Financial, Inc. ............... 498 87,638
Realty Income Corp. ....................... 2,673 170,725
Reddit, Inc. , Class A
(b)
...................... 304 42,764
Regency Centers Corp. .................... 461 37,014
Regeneron Pharmaceuticals, Inc. .............. 302 230,314
Regions Financial Corp. .................... 2,511 77,715
Reliance, Inc. ........................... 143 58,072
Republic Services, Inc. , Class A ............... 592 124,646
ResMed, Inc. ........................... 417 87,979
Revolution Medicines, Inc.
(b)
.................. 494 92,640
Rivian Automotive, Inc. , Class A
(b)
.............. 2,746 41,794
Robinhood Markets, Inc. , Class A
(b)
............. 2,146 185,758
ROBLOX Corp. , Class A
(b)
................... 1,658 59,025
Rocket Companies, Inc. , Class A
(b)
............. 2,662 34,340
Rocket Lab Corp.
(b)
....................... 1,545 100,348
Rockwell Automation, Inc. ................... 321 154,106
Rollins, Inc. ............................. 875 33,224
Roper Technologies, Inc. .................... 312 122,295
Ross Stores, Inc. ......................... 927 232,742
Royal Caribbean Cruises Ltd. ................ 745 237,134
Royalty Pharma PLC , Class A ................ 1,188 69,415
RPM International, Inc. ..................... 384 41,115
RTX Corp. ............................. 3,996 860,019
S&P Global, Inc. ......................... 889 366,206
Salesforce, Inc. .......................... 2,368 435,759
Samsara, Inc. , Class A
(b)
.................... 1,159 43,196
SBA Communications Corp. , Class A ............ 304 55,018
Seagate Technology Holdings PLC ............. 637 545,355
Sempra ............................... 1,921 170,105
ServiceNow, Inc.
(b)
........................ 3,125 347,594
SharkNinja, Inc.
(b)
......................... 253 40,928
Sherwin-Williams Co. (The) .................. 693 236,209
Simon Property Group, Inc. .................. 966 221,571
SLB Ltd. ............................... 4,378 217,105
Smurfit Westrock PLC ..................... 1,505 69,185
Snap-on, Inc. ........................... 144 59,099
Snowflake, Inc. , Class A
(b)
................... 931 273,044
SoFi Technologies, Inc.
(b)
.................... 3,748 61,130
Southern Co. (The) ....................... 3,347 316,425
Space Exploration Technologies Corp. , Class A
(a) (b)
.. 1,543 167,215
SS&C Technologies Holdings, Inc. ............. 644 49,620
Starbucks Corp. .......................... 3,396 357,429
State Street Corp. ........................ 803 147,880
Steel Dynamics, Inc. ....................... 385 96,735
STERIS PLC ............................ 287 65,551
Strategy, Inc. , Class A
(b)
.................... 762 71,079
Stryker Corp. ........................... 1,027 334,494
Sun Communities, Inc. ..................... 393 48,528
Super Micro Computer, Inc.
(b)
................. 1,499 42,572
Security Shares Value
a
United States (continued)
Synchrony Financial ....................... 996 $ 75,487
Synopsys, Inc.
(b)
......................... 540 209,930
Sysco Corp. ............................ 1,429 121,808
T Rowe Price Group, Inc. ................... 644 71,967
Take-Two Interactive Software, Inc.
(b)
............ 543 131,906
Tapestry, Inc. ............................ 607 92,489
Targa Resources Corp. ..................... 614 166,007
Target Corp. ............................ 1,356 195,928
TE Connectivity PLC ...................... 858 176,482
TechnipFMC PLC ........................ 1,187 85,060
Teledyne Technologies, Inc.
(b)
................. 132 86,535
Teradyne, Inc. ........................... 468 172,079
Tesla, Inc.
(b)
............................. 8,303 2,583,977
Texas Instruments, Inc. ..................... 2,703 745,325
Texas Pacific Land Corp. .................... 177 71,257
Textron, Inc. ............................ 474 40,413
Thermo Fisher Scientific, Inc. ................. 1,093 627,710
TJX Companies, Inc. (The) .................. 3,244 510,411
T-Mobile U.S., Inc. ........................ 1,439 248,530
Toast, Inc. , Class A
(b)
...................... 1,240 40,015
Tractor Supply Co. ........................ 1,500 46,155
Tradeweb Markets, Inc. , Class A ............... 319 32,059
Trane Technologies PLC .................... 648 294,808
TransDigm Group, Inc. ..................... 164 205,718
TransUnion ............................. 598 47,015
Travelers Companies, Inc. (The) ............... 642 240,339
Trimble, Inc.
(b)
........................... 741 41,926
Truist Financial Corp. ...................... 3,775 195,696
Twilio, Inc. , Class A
(b)
...................... 422 83,282
Tyler Technologies, Inc.
(b)
................... 122 37,771
Tyson Foods, Inc. , Class A .................. 797 46,194
U.S. Bancorp ........................... 4,543 286,254
Uber Technologies, Inc.
(b)
................... 5,291 372,275
Ulta Beauty, Inc.
(b)
........................ 138 70,771
Union Pacific Corp. ....................... 1,744 509,475
United Airlines Holdings, Inc.
(b)
................ 239 28,998
United Parcel Service, Inc. , Class B ............ 2,182 227,408
United Rentals, Inc. ....................... 190 205,059
United Therapeutics Corp.
(b)
.................. 115 59,537
UnitedHealth Group, Inc. .................... 2,670 1,106,448
Valero Energy Corp. ....................... 883 276,291
Veeva Systems, Inc. , Class A
(b)
............... 447 91,090
Ventas, Inc. ............................ 1,414 132,223
Veralto Corp. ............................ 748 70,439
VeriSign, Inc. ........................... 236 68,445
Verisk Analytics, Inc. , Class A ................. 410 79,889
Verizon Communications, Inc. ................ 12,359 578,525
Vertex Pharmaceuticals, Inc.
(b)
................ 755 360,211
Vertiv Holdings Co. , Class A ................. 1,073 259,205
VICI Properties, Inc. , Class A ................. 2,987 78,707
Visa, Inc. , Class A ........................ 4,960 1,816,005
Vistra Corp. ............................ 1,013 150,116
Vulcan Materials Co. ...................... 384 103,131
W R Berkley Corp. ........................ 576 41,783
Walmart, Inc. ............................ 12,937 1,438,594
Walt Disney Co. (The) ..................... 5,262 506,152
Warner Bros Discovery, Inc.
(b)
................ 6,776 178,209
Waste Connections, Inc. .................... 741 124,029
Waste Management, Inc. .................... 1,205 272,993
Waters Corp.
(b)
.......................... 288 108,665
Watsco, Inc. ............................ 100 30,930
WEC Energy Group, Inc. .................... 982 107,450
Wells Fargo & Co. ........................ 9,041 781,594
Welltower, Inc. ........................... 2,092 490,448

iShares
®
MSCI Kokusai ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
69
Schedule of Investments
Security Shares Value
a
United States (continued)
West Pharmaceutical Services, Inc. ............ 213 $ 72,624
Western Digital Corp. ...................... 1,027 559,551
Westinghouse Air Brake Technologies Corp. ....... 518 150,665
Weyerhaeuser Co. ........................ 2,179 54,540
Williams Companies, Inc. (The) ............... 3,618 258,832
Williams-Sonoma, Inc. ..................... 347 79,345
Willis Towers Watson PLC ................... 280 94,058
Workday, Inc. , Class A
(b)
.................... 611 97,968
WP Carey, Inc. .......................... 596 43,866
WW Grainger, Inc. ........................ 134 185,217
Xcel Energy, Inc. ......................... 1,853 144,905
XPO, Inc.
(b)
............................. 340 68,330
Xylem, Inc. ............................. 711 83,166
Yum! Brands, Inc. ........................ 793 121,551
Zimmer Biomet Holdings, Inc. ................ 579 54,385
Zoetis, Inc. , Class A ....................... 1,285 99,318
Zoom Communications, Inc. , Class A
(b)
.......... 653 62,734
Zscaler, Inc.
(b)
........................... 302 45,662
190,216,508
a
Total Common Stocks — 99.7%
(Cost: $ 177,263,919 ) ................................ 249,014,954
a
Preferred Stocks
Germany  —  0 .1%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a)
.. 318 15,568
Henkel AG & Co. KGaA , Preference Shares , NVS ... 390 34,000
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 449 14,903
Sartorius AG , Preference Shares , NVS
(a)
......... 76 19,154
Volkswagen AG , Preference Shares , NVS ........ 594 51,335
a
Total Preferred Stocks — 0.1%
(Cost: $ 317,723 ) ................................... 134,960
a
Rights
United States  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(b) (e)
............... 709 7
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 7
Security Shares Value
a
Warrants
Canada  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (b) (e)
........................... 72 $ —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.8%
(Cost: $ 177,581,642 ) ................................ 249,149,921
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d) (f) (g)
...................... 1,528,347 1,528,806
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (f)
............................. 260,579 260,579
a
Total Short-Term Securities — 0.7%
(Cost: $ 1,789,251 ) .................................. 1,789,385
Total Investments —  100.5%
(Cost: $ 179,370,893 ) ................................ 250,939,306
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (1,135,382)
Net Assets — 100.0% ................................. $ 249,803,924
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 1,534,766 $ — $ (6,078)
(a)
$ (15) $ 133 $ 1,528,806 1,528,347 $ 4,790
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 280,000 — (19,421)
(a)
— — 260,579 260,579 9,676 —
BlackRock, Inc. ... 503,235 — (31,269) 8,418 (12,607) 467,777 429 9,522 —
$ — $ 8,403 $ (12,474)
$ 2,257,162
$ 23,988 $ —

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI Kokusai ETF
70
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 1 09/18/26 $ 376 $ (5,411)
Euro STOXX 50 Index ................................................................. 3 09/18/26 220 (1,298)
$ (6,709)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 6,709 $ — $ — $ — $ 6,709
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 116,706 $ — $ — $ — $ 116,706
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (19,585) $ — $ — $ — $ (19,585)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 517,463
a

iShares
®
MSCI Kokusai ETF
Schedule of Investments
(continued)
July 31, 2026
71
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 200,556,067 $ 48,458,887 $ — $ 249,014,954
Preferred Stocks .......................................... — 134,960 — 134,960
Rights ................................................. — — 7 7
Warrants ............................................... — — — —
Short-Term Securities
Money Market Funds ....................................... 1,789,385 — — 1,789,385
$ 202,345,452 $ 48,593,847 $ 7 $ 250,939,306
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (6,709) $ — $ — $ (6,709)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
July 31, 2026
See notes to financial statements.
iShares
Low Carbon
Optimized MSCI
ACWI ETF
iShares
MSCI ACWI ETF
iShares
MSCI All Country
Asia ex Japan ETF
iShares
MSCI Europe
Financials ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 1,138,617,120  $ 32,195,835,413  $ 3,704,203,896  $ 4,184,060,253
Investments, at value — affiliated
(c)
......................................... 14,803,586  316,953,564  175,350,734  26,112,669
Cash ............................................................. 6,001  2,267,917  705,199  1,822
Cash pledged:
Futures contracts ................................................... 272,000  7,494,000  867,000  —
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... —  —  —  1,275,653
Foreign currency, at value
(e)
.............................................. 1,507,271  45,094,994  5,642,581  6,234,397
Receivables:
Investments sold ................................................... —  11,896,874  —  —
Securities lending income — affiliated ..................................... 8,939  256,904  135,688  16,177
Dividends — unaffiliated .............................................. 920,397  27,488,578  7,259,011  —
Dividends — affiliated ................................................ 4,815  155,380  52,761  6,111
Tax reclaims ...................................................... 417,969  8,579,970  —  9,541,498
Variation margin on futures contracts ...................................... 15,990  358,436  91,760  30,885
Foreign withholding tax claims .......................................... 14,782  523,574  —  731,453
Total assets ........................................................
1,156,588,870  32,616,905,604  3,894,308,630  4,228,010,918
LIABILITIES
Collateral on securities loaned ............................................ 10,887,792  213,414,881  157,398,210  22,922,954
Payables:
Investments purchased ............................................... —  35,004,278  175,038  —
Capital shares redeemed .............................................. —  11,007,040  —  —
Deferred foreign capital gain tax ......................................... 312,138  16,968,619  18,984,659  —
Investment advisory fees .............................................. 192,495  8,225,140  2,195,967  1,576,739
Professional fees ................................................... 24,901  172,969  —  332,779
Total liabilities .......................................................
11,417,326  284,792,927  178,753,874  24,832,472
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 1,145,171,544  $ 32,332,112,677  $ 3,715,554,756  $ 4,203,178,446
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 824,435,446  $ 22,405,173,120  $ 3,024,093,274  $ 3,143,051,250
Accumulated earnings ................................................. 320,736,098  9,926,939,557  691,461,482  1,060,127,196
NET ASSETS .......................................................
$ 1,145,171,544  $ 32,332,112,677  $ 3,715,554,756  $ 4,203,178,446
NET ASSET VALUE
Shares outstanding ................................................... 4,550,000  206,800,000  33,200,000  101,000,000
Net asset value ...................................................... $ 251.69  $ 156.34  $ 111.91  $ 41.62
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 9,529,250  $ 198,402,324  $ 143,594,366  $ 22,162,758
(b)
Investments, at cost — unaffiliated ....................................... $ 750,274,312  $ 20,532,648,463  $ 2,112,782,777  $ 2,872,249,890
(c)
Investments, at cost — affiliated ......................................... $ 14,441,638  $ 302,317,613  $ 175,338,243  $ 26,112,347
(d)
Foreign currency collateral pledged, at cost ................................. $ —  $ —  $ —  $ 1,260,597
(e)
  Foreign currency, at cost .............................................. $ 1,502,713  $ 44,993,133  $ 5,626,667  $ 6,186,284

Statements of Assets and Liabilities
(continued)
July 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
MSCI Europe Small-
Cap ETF
iShares
MSCI Kokusai ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 178,957,736  $ 248,682,144
Investments, at value — affiliated
(c)
....................................................................... 10,769,001  2,257,162
Cash ........................................................................................... 914  5,823
Cash pledged:
Futures contracts ................................................................................. —  28,000
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................. 78,472  16,144
Foreign currency, at value
(e)
............................................................................ 726,138  226,686
Receivables:
Securities lending income — affiliated ................................................................... 19,962  665
Dividends — unaffiliated ............................................................................ 114,276  116,802
Dividends — affiliated .............................................................................. 159  639
Tax reclaims .................................................................................... 276,244  52,500
Variation margin on futures contracts .................................................................... 703  3,029
Foreign withholding tax claims ........................................................................ 21,225  3,441
Total assets ......................................................................................
190,964,830  251,393,035
LIABILITIES
Collateral on securities loaned .......................................................................... 10,716,943  1,535,971
Payables:
Investment advisory fees ............................................................................ 59,732  52,779
Professional fees ................................................................................. 28,567  361
Total liabilities .....................................................................................
10,805,242  1,589,111
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 180,159,588  $ 249,803,924
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 214,363,462  $ 211,418,607
Accumulated earnings (loss) ........................................................................... (34,203,874) 38,385,317
NET ASSETS .....................................................................................
$ 180,159,588  $ 249,803,924
NET ASSET VALUE
Shares outstanding ................................................................................. 2,500,000  1,650,000
Net asset value .................................................................................... $ 72.06  $ 151.40
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 10,107,652  $ 1,392,221
(b)
Investments, at cost — unaffiliated ..................................................................... $ 181,828,316  $ 177,204,620
(c)
Investments, at cost — affiliated ....................................................................... $ 10,768,745  $ 2,166,273
(d)
Foreign currency collateral pledged, at cost ............................................................... $ 77,543  $ 16,019
(e)
  Foreign currency, at cost ............................................................................ $ 717,585  $ 226,020

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2026
See notes to financial statements.
iShares
Low Carbon
Optimized MSCI
ACWI ETF
iShares
MSCI ACWI ETF
iShares
MSCI All Country
Asia ex Japan ETF
iShares
MSCI Europe
Financials ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 17,973,413  $ 466,637,277  $ 68,201,977  $ 167,230,744
Dividends — affiliated .............................................. 99,530  2,146,696  962,282  99,927
Interest — unaffiliated .............................................. 21,689  313,322  42,534  35,242
Securities lending income — affiliated — net
(a)
.............................. 60,677  1,488,880  756,118  40,580
Foreign taxes withheld ............................................. (976,297) (25,424,126) (8,280,556) (16,619,504)
Foreign withholding tax claims ........................................ 262,382  1,680,478  —  4,651,613
Total investment income ..............................................
17,441,394  446,842,527  61,682,355  155,438,602
EXPENSES
Investment advisory ............................................... 2,086,558  81,635,982  24,156,356  19,833,735
Professional .................................................... 36,445  347,736  —  355,540
Commitment costs ................................................ 4,070  40,692  40,692  —
Interest expense ................................................. 2,116  14,184  4,767  2,390
Total expenses .................................................... 2,129,189  82,038,594  24,201,815  20,191,665
Less: —  (101,403) (261,605) —
Investment advisory fees waived ....................................... —  (101,403) (261,605) —
Total expenses after fees waived ........................................
2,129,189  81,937,191  23,940,210  20,191,665
Net investment income ...............................................
15,312,205  364,905,336  37,742,145  135,246,937
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................ 14,982,323  (184,543,618) (15,616,076) 2,266,398
Investments — affiliated ........................................... (4,491) (39,362) (14,853) 3,817
Foreign currency transactions ....................................... 1,955  (140,973) (483,192) 478,525
Futures contracts ............................................... 642,105  15,104,182  2,339,189  4,858,128
In-kind redemptions — unaffiliated
(c)
................................... 66,924,495  726,381,155  37,872,888  683,657,108
In-kind redemptions — affiliated
(c)
..................................... 126,775  1,267,041  —  —
82,673,162  558,028,425  24,097,956  691,263,976
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(d)
........................................ 96,869,681  4,430,339,089  931,018,132  373,445,514
Investments — affiliated ........................................... (131,897) (1,409,839) 12,491  322
Foreign currency translations ....................................... 24,090  28,639  129,640  (66,123)
Futures contracts ............................................... (103,656) (2,562,274) (695,353) 131,594
96,658,218  4,426,395,615  930,464,910  373,511,307
Net realized and unrealized gain ........................................
179,331,380  4,984,424,040  954,562,866  1,064,775,283
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 194,643,585  $ 5,349,329,376  $ 992,305,011  $ 1,200,022,220
(a)
Net of securities lending income tax paid of ............................... $ —  $ 69  $ —  $ —
(b)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ (193,773) $ (706,658) $ (2,961,682) $ —
(c)
See Note 2 of the Notes to Financial Statements.
(d)
Net of reduction in deferred foreign capital gain tax of ........................ $ 249,046  $ 1,776,482  $ 4,148,307  $ —

Statements of Operations
(continued)
Year Ended July 31, 2026
Statements of Operations
See notes to financial statements.
iShares
MSCI Europe Small-
Cap ETF
iShares
MSCI Kokusai ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 5,624,816  $ 3,727,153
Dividends — affiliated .............................................................................. 3,535  19,198
Interest — unaffiliated .............................................................................. 2,105  1,146
Securities lending income — affiliated — net ............................................................... 134,116  4,790
Foreign taxes withheld ............................................................................. (491,989) (161,136)
Foreign withholding tax claims ........................................................................ 169,926  3,814
Total investment income ..............................................................................
5,442,509  3,594,965
EXPENSES
Investment advisory ............................................................................... 653,390  585,290
Professional .................................................................................... 22,069  389
Interest expense ................................................................................. 113  36
Total expenses .................................................................................... 675,572  585,715
Net investment income ...............................................................................
4,766,937  3,009,250
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (3,090,666) (1,415,452)
Investments — affiliated ........................................................................... (846) (15)
Foreign currency transactions ....................................................................... 13,115  3,292
Futures contracts ............................................................................... 162,317  116,706
In-kind redemptions — unaffiliated
(a)
................................................................... 8,779,209  3,911,178
In-kind redemptions — affiliated
(a)
.................................................................... —  8,418
5,863,129  2,624,127
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 9,279,231  37,312,607
Investments — affiliated ........................................................................... 256  (12,474)
Foreign currency translations ....................................................................... 14,554  1,611
Futures contracts ............................................................................... 21,026  (19,585)
9,315,067  37,282,159
Net realized and unrealized gain ........................................................................
15,178,196  39,906,286
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 19,945,133  $ 42,915,536
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Low Carbon Optimized MSCI ACWI ETF
iShares
MSCI ACWI ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 15,312,205  $ 16,210,109  $ 364,905,336  $ 305,883,152
Net realized gain ............................................. 82,673,162  42,206,240  558,028,425  184,901,845
Net change in unrealized appreciation (depreciation) ..................... 96,658,218  92,222,723  4,426,395,615  2,614,789,193
Net increase in net assets resulting from operations ........................
194,643,585  150,639,072  5,349,329,376  3,105,574,190
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(22,301,425) (19,589,739) (423,323,872) (339,217,660)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(52,034,605) (68,934,760) 5,369,713,650  1,050,243,957
NET ASSETS
Total increase in net assets ........................................ 120,307,555  62,114,573  10,295,719,154  3,816,600,487
Beginning of year ...............................................
1,024,863,989  962,749,416  22,036,393,523  18,219,793,036
End of year ...................................................
$ 1,145,171,544  $ 1,024,863,989  $ 32,332,112,677  $ 22,036,393,523
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI All Country Asia ex Japan ETF
iShares
MSCI Europe Financials ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 37,742,145  $ 41,424,936  $ 135,246,937  $ 116,299,172
Net realized gain (loss) ......................................... 24,097,956  (44,790,563) 691,263,976  31,539,208
Net change in unrealized appreciation (depreciation) ..................... 930,464,910  425,109,441  373,511,307  811,045,667
Net increase in net assets resulting from operations ........................
992,305,011  421,743,814  1,200,022,220  958,884,047
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(51,979,852) (55,089,813) (169,914,622) (136,267,972)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(12,242,220) 62,442,035  (911,252,768) 1,263,350,249
NET ASSETS
Total increase in net assets ........................................ 928,082,939  429,096,036  118,854,830  2,085,966,324
Beginning of year ...............................................
2,787,471,817  2,358,375,781  4,084,323,616  1,998,357,292
End of year ...................................................
$ 3,715,554,756  $ 2,787,471,817  $ 4,203,178,446  $ 4,084,323,616
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Europe Small-Cap ETF
iShares
MSCI Kokusai ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 4,766,937  $ 3,232,310  $ 3,009,250  $ 3,268,357
Net realized gain (loss) ......................................... 5,863,129  (5,010,674) 2,624,127  14,862,030
Net change in unrealized appreciation (depreciation) ..................... 9,315,067  14,451,181  37,282,159  16,654,699
Net increase in net assets resulting from operations ........................
19,945,133  12,672,817  42,915,536  34,785,086
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(5,354,910) (3,314,998) (3,256,254) (3,368,734)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
18,555,865  37,431,017  (13,520,636) (70,197,700)
NET ASSETS
Total increase (decrease) in net assets ................................ 33,146,088  46,788,836  26,138,646  (38,781,348)
Beginning of year ...............................................
147,013,500  100,224,664  223,665,278  262,446,626
End of year ...................................................
$ 180,159,588  $ 147,013,500  $ 249,803,924  $ 223,665,278
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Low Carbon Optimized MSCI ACWI ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .....................
$ 213.51  $ 186.94  $ 161.66  $ 146.34  $ 167.23
Net investment income
(a)
........................... 3 .44
(b)
3 .25
(b)
3 .04
(b)
2 .86
(b)
2 .83
Net realized and unrealized gain (loss)
(c)
.................
39.85  27.29  25.57  15.18  (20.67)
Net increase (decrease) from investment operations ..........
43.29  30.54  28.61  18.04  (17.84)
Distributions from net investment income
(d)
................. ( 5 .11 ) ( 3 .97 ) ( 3 .33 ) ( 2 .72 ) ( 3 .05 )
Net asset value, end of year .........................
$ 251.69  $ 213.51  $ 186.94  $ 161.66  $ 146.34
Total Return
(e)
– – – – –
Based on net asset value ............................
20.44%
(b)
16.46%
(b)
17.91%
(b)
12.50%
(b)
(10.78) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ...................................
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
Net investment income ..............................
1 .47%
(b)
1 .65%
(b)
1 .81%
(b)
1 .97%
(b)
1 .76%
Supplemental Data
Net assets, end of year (000) ..........................
$ 1,145,172  $ 1,024,864  $ 962,749  $ 897,208  $ 907,313
Portfolio turnover rate
(g)
..............................
22% 21% 24% 19% 20%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2024 and July 31, 2023, respectively:
• Net investment income per share by $0.05, $0.03, $0.01 and $0.01.
• Total return by 0.02%, 0.01%, 0.01% and 0.00%.
• Ratio of net investment income to average net assets by 0.02%, 0.02%, 0.01% and 0.00%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI ACWI ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ....................
$ 129.93  $ 114.16  $ 99.29  $ 89.65  $ 101.96
Net investment income
(a)
.......................... 1 .95
(b)
1 .85
(b)
1 .75
(b)
1 .72
(b)
1 .72
(b)
Net realized and unrealized gain (loss)
(c)
................
26.71  15.95  15.02  9 .55  (12.09)
Net increase (decrease) from investment operations .........
28.66  17.80  16.77  11.27  (10.37)
Distributions from net investment income
(d)
................ ( 2 .25 ) ( 2 .03 ) ( 1 .90 ) ( 1 .63 ) ( 1 .94 )
Net asset value, end of year ........................
$ 156.34  $ 129.93  $ 114.16  $ 99.29  $ 89.65
Total Return
(e)
– – – – –
Based on net asset value ...........................
22.17%
(b)
15.70%
(b)
17.06%
(b)
12.75%
(b)
(10.30) %
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ..................................
0 .30% 0 .32% 0 .32% 0 .32% 0 .32%
Total expenses excluding professional fees for foreign withholding tax claims ....................................
0 .30% 0 .31% 0 .32% 0 .32% 0 .32%
Net investment income .............................
1 .35%
(b)
1 .55%
(b)
1 .70%
(b)
1 .93%
(b)
1 .77%
(b)
Supplemental Data
Net assets, end of year (000) .........................
$ 32,332,113  $ 22,036,394  $ 18,219,793  $ 18,429,130  $ 18,127,377
Portfolio turnover rate
(g)
.............................
4% 3% 4% 5% 5%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.01, $0.01, $0.03, $0.01 and $0.02.
• Total return by 0.01%, 0.01%, 0.03%, 0.01% and 0.02%.
• Ratio of net investment income to average net assets by 0.00%, 0.01%, 0.03%, 0.01% and 0.02%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI All Country Asia ex Japan ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
(a)
Net asset value, beginning of year ..........................
$ 83.96  $ 72.34  $ 70.64  $ 68.05  $ 87.65
Net investment income
(b)
................................ 1 .10  1 .24  1 .13  1 .19  1 .19
Net realized and unrealized gain (loss)
(c)
......................
28.40  12.01  1 .94  2 .58  (18.91)
Net increase (decrease) from investment operations ...............
29.50  13.25  3 .07  3 .77  (17.72)
Distributions from net investment income
(d)
...................... ( 1 .55 ) ( 1 .63 ) ( 1 .37 ) ( 1 .18 ) ( 1 .88 )
Net asset value, end of year ..............................
$ 111.91  $ 83.96  $ 72.34  $ 70.64  $ 68.05
Total Return
(e)
– – – – –
Based on net asset value .................................
35.45% 18.57% 4 .60% 5 .64% (20.51) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .70% 0 .72% 0 .72% 0 .70% 0 .69%
Total expenses after fees waived ............................
0 .69% 0 .69% 0 .71% 0 .70% 0 .69%
Net investment income ...................................
1 .10% 1 .64% 1 .69% 1 .80% 1 .49%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,715,555  $ 2,787,472  $ 2,358,376  $ 2,910,195  $ 3,348,191
Portfolio turnover rate
(g)
...................................
22% 10% 11% 15% 20%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Europe Financials ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .....................
$ 32.02  $ 23.32  $ 20.12  $ 15.91  $ 19.64
Net investment income
(a)
........................... 1 .18
(b)
1 .23
(b)
0 .95  0 .86
(b)
0 .86
(b)
Net realized and unrealized gain (loss)
(c)
.................
10.07  8 .75  3 .34  4 .15  ( 3 .51 )
Net increase (decrease) from investment operations ..........
11.25  9 .98  4 .29  5 .01  ( 2 .65 )
Distributions
(d)
– – – – –
From net investment income ........................ ( 1 .65 ) ( 1 .28 ) ( 1 .09 ) ( 0 .80 ) ( 1 .07 )
Return of capital .................................
—  —  —  —  ( 0 .01 )
Total distributions .................................
( 1 .65 ) ( 1 .28 ) ( 1 .09 ) ( 0 .80 ) ( 1 .08 )
Net asset value, end of year .........................
$ 41.62  $ 32.02  $ 23.32  $ 20.12  $ 15.91
Total Return
(e)
– – – – –
Based on net asset value ............................
35.75%
(b)
43.73%
(b)
21.74% 31.94%
(b)
(13.92) %
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ...................................
0 .49% 0 .49% 0 .48% 0 .51% 0 .49%
Total expenses excluding professional fees for foreign withholding tax claims .......................................
0 .48% 0 .48% 0 .48% 0 .48% 0 .48%
Net investment income ..............................
3 .27%
(b)
4 .50%
(b)
4 .50% 4 .80%
(b)
4 .51%
(b)
Supplemental Data
Net assets, end of year (000) ..........................
$ 4,203,178  $ 4,084,324  $ 1,998,357  $ 1,560,553  $ 972,153
Portfolio turnover rate
(g)
..............................
8% 5% 5% 12% 7%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.04, $0.01, $0.05 and $0.01.
• Total return by 0.13%, 0.05%, 0.30% and 0.07%.
• Ratio of net investment income to average net assets by 0.10%, 0.05%, 0.26% and 0.05%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Europe Small-Cap ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ....................
$ 65.34  $ 58.96  $ 54.74  $ 51.99  $ 71.59
Net investment income
(a)
.......................... 2 .02
(b)
1 .91
(b)
1 .50
(b)
1 .59
(b)
1 .15
(b)
Net realized and unrealized gain (loss)
(c)
................
6 .96  6 .40  4 .52  2 .53  (18.54)
Net increase (decrease) from investment operations .........
8 .98  8 .31  6 .02  4 .12  (17.39)
Distributions from net investment income
(d)
................ ( 2 .26 ) ( 1 .93 ) ( 1 .80 ) ( 1 .37 ) ( 2 .21 )
Net asset value, end of year ........................
$ 72.06  $ 65.34  $ 58.96  $ 54.74  $ 51.99
Total Return
(e)
– – – – –
Based on net asset value ...........................
13.87%
(b)
14.32%
(b)
11.18%
(b)
8 .07%
(b)
(24.65) %
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ..................................
0 .41% 0 .41% 0 .41% 0 .42% 0 .40%
Total expenses excluding professional fees for foreign withholding tax claims ....................................
0 .40% 0 .40% 0 .40% 0 .40% 0 .40%
Net investment income .............................
2 .92%
(b)
3 .22%
(b)
2 .78%
(b)
3 .11%
(b)
1 .74%
(b)
Supplemental Data
Net assets, end of year (000) .........................
$ 180,160  $ 147,014  $ 100,225  $ 128,632  $ 109,177
Portfolio turnover rate
(g)
.............................
19% 18% 16% 13% 16%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025, July 31, 2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.06, $0.02, $0.03, $0.07 and $0.01.
• Total return by 0.09%, 0.02%, 0.06%, 0.13% and 0.02%.
• Ratio of net investment income to average net assets by 0.09%, 0.03%, 0.05%, 0.13% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Kokusai ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .....................
$ 127.81  $ 111.68  $ 95.51  $ 85.77  $ 96.92
Net investment income
(a)
........................... 1 .80  1 .73
(b)
1 .97
(b)
1 .60
(b)
1 .32
(b)
Net realized and unrealized gain (loss)
(c)
.................
23.76  16.33  16.18  9 .80  ( 9 .44 )
Net increase (decrease) from investment operations ..........
25.56  18.06  18.15  11.40  ( 8 .12 )
Distributions from net investment income
(d)
................. ( 1 .97 ) ( 1 .93 ) ( 1 .98 ) ( 1 .66 ) ( 3 .03 )
Net asset value, end of year .........................
$ 151.40  $ 127.81  $ 111.68  $ 95.51  $ 85.77
Total Return
(e)
– – – – –
Based on net asset value ............................
20.08% 16.27%
(b)
19.20%
(b)
13.50%
(b)
( 8 .46 ) %
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ...................................
0 .25% 0 .25% 0 .28% 0 .26% 0 .25%
Total expenses excluding professional fees for foreign withholding tax claims .......................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ..............................
1 .29% 1 .47%
(b)
1 .97%
(b)
1 .87%
(b)
1 .39%
(b)
Supplemental Data
Net assets, end of year (000) ..........................
$ 249,804  $ 223,665  $ 262,447  $ 200,579  $ 167,244
Portfolio turnover rate
(g)
..............................
3% 3% 4% 3% 9%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.01, $0.22, $0.07 and $0.03.
• Total return by 0.02%, 0.19%, 0.08% and 0.08%.
• Ratio of net investment income to average net assets by 0.01%, 0.22%, 0.08% and 0.04%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Basis of Consolidation: The accompanying consolidated financial statements for Fund iShares MSCI All Country Asia ex Japan ETF included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On October 29, 2021, MSCI All Country
Asia ex Japan's Subsidiary was dissolved.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
iShares ETF
Diversification
Classification
Low Carbon Optimized MSCI ACWI
(a)
............................................................................................. Diversified
MSCI ACWI ................................................................................................................ Diversified
MSCI All Country Asia ex Japan ................................................................................................. Diversified
MSCI Europe Financials ....................................................................................................... Diversified
MSCI Europe Small-Cap ...................................................................................................... Diversified
MSCI Kokusai .............................................................................................................. Diversified
(a)
Formerly known as the iShares MSCI ACWI Low Carbon Target ETF.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Notes to Financial Statements
( continued)

Notes to Financial Statements
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Low Carbon Optimized MSCI ACWI
Barclays Bank PLC ............................................... $ 3,480 $ (3,480) $ — $ —
Barclays Capital, Inc. ............................................. 457,155 (457,155) — —
BNP Paribas SA ................................................. 650,965 (650,965) — —
BofA Securities, Inc. .............................................. 935,896 (935,896) — —
Citigroup Global Markets, Inc. ........................................ 699,104 (699,104) — —
Goldman Sachs & Co. LLC ......................................... 2,577,741 (2,577,741) — —
Goldman Sachs International ........................................ 711,987 (711,987) — —
J.P. Morgan Securities LLC ......................................... 1,598,069 (1,598,069) — —
Morgan Stanley ................................................. 1,516,080 (1,516,080) — —
SG Americas Securities LLC ........................................ 191,442 (191,442) — —
State Street Bank & Trust Co. ........................................ 38,123 (38,123) — —
UBS AG ...................................................... 125,601 (125,601) — —

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Wells Fargo Securities LLC ......................................... $ 23,607 $ (23,607) $ — $ —
$ 9,529,250 $ (9,529,250)
$ —
$ —
a
MSCI ACWI
Barclays Bank PLC ............................................... 2,066,836 (2,066,836) — —
Barclays Capital, Inc. ............................................. 799,917 (799,917) — —
BNP Paribas SA ................................................. 4,255,687 (4,255,687) — —
BofA Securities, Inc. .............................................. 40,592,959 (40,592,959) — —
Citigroup Global Markets Ltd. ........................................ 102,177 (102,177) — —
Citigroup Global Markets, Inc. ........................................ 5,081,082 (5,081,082) — —
Goldman Sachs & Co. LLC ......................................... 19,188,869 (19,188,869) — —
Goldman Sachs International ........................................ 15,128,867 (15,128,867) — —
HSBC Bank PLC ................................................ 1,489,161 (1,472,310) — 16,851
J.P. Morgan Securities LLC ......................................... 31,599,889 (31,599,889) — —
J.P. Morgan Securities PLC ......................................... 22,648,089 (22,648,089) — —
Jefferies LLC ................................................... 74,638 (74,638) — —
Morgan Stanley ................................................. 25,473,250 (25,473,250) — —
RBC Capital Markets LLC .......................................... 16,301,232 (16,301,232) — —
SG Americas Securities LLC ........................................ 396,602 (396,602) — —
State Street Bank & Trust Co. ........................................ 8,739,582 (8,739,582) — —
TD Securities (USA) LLC ........................................... 1,207,242 (1,207,242) — —
UBS AG ...................................................... 1,161,735 (1,161,735) — —
Wells Fargo Securities LLC ......................................... 2,094,510 (2,094,510) — —
$ 198,402,324 $ (198,385,473)
$ —
$ 16,851
a
MSCI All Country Asia ex Japan
Barclays Capital, Inc. ............................................. 1,240,014 (1,240,014) — —
BofA Securities, Inc. .............................................. 14,110,993 (14,110,993) — —
Citigroup Global Markets Ltd. ........................................ 104,484 (104,484) — —
Citigroup Global Markets, Inc. ........................................ 2,745,509 (2,745,509) — —
Goldman Sachs & Co. LLC ......................................... 4,128,391 (4,128,391) — —
Goldman Sachs International ........................................ 94,236,157 (94,236,157) — —
J.P. Morgan Securities LLC ......................................... 2,657,285 (2,657,285) — —
J.P. Morgan Securities PLC ......................................... 7,826,148 (7,826,148) — —
Morgan Stanley ................................................. 16,473,880 (16,473,880) — —
SG Americas Securities LLC ........................................ 63,288 (63,288) — —
UBS AG ...................................................... 8,217 (8,217) — —
$ 143,594,366 $ (143,594,366)
$ —
$ —
a
MSCI Europe Financials
Morgan Stanley ................................................. 22,162,758 (22,162,758) — —
$ 22,162,758 $ (22,162,758)
$ —
$ —
a
MSCI Europe Small-Cap
Barclays Capital, Inc. ............................................. 769,445 (769,445) — —
BNP Paribas SA ................................................. 651,507 (651,507) — —
BofA Securities, Inc. .............................................. 1,420,211 (1,420,211) — —
Citigroup Global Markets, Inc. ........................................ 193,930 (193,930) — —
Goldman Sachs & Co. LLC ......................................... 3,089,597 (3,089,597) — —
HSBC Bank PLC ................................................ 550,409 (550,409) — —
J.P. Morgan Securities LLC ......................................... 577,559 (577,559) — —
Jefferies LLC ................................................... 12,883 (12,883) — —
Morgan Stanley ................................................. 1,739,153 (1,739,153) — —
Scotia Capital (USA), Inc. .......................................... 318,361 (318,361) — —
SG Americas Securities LLC ........................................ 160,202 (160,202) — —
State Street Bank & Trust Co. ........................................ 6,868 (6,868) — —
UBS AG ...................................................... 617,527 (617,527) — —
UBS Securities LLC .............................................. — — — —
$ 10,107,652 $ (10,107,652)
$ —
$ —
a
MSCI Kokusai
Barclays Bank PLC ............................................... 38,278 (38,278) — —
BNP Paribas SA ................................................. 48,776 (48,776) — —
BofA Securities, Inc. .............................................. 225,484 (225,484) — —
Citigroup Global Markets, Inc. ........................................ 40,964 (40,964) — —

Notes to Financial Statements
( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Goldman Sachs & Co. LLC ......................................... $ 296,882 $ (296,882) $ — $ —
HSBC Bank PLC ................................................ 135,045 (135,045) — —
J.P. Morgan Securities LLC ......................................... 205,725 (205,725) — —
Jefferies LLC ................................................... 176,473 (176,473) — —
Morgan Stanley ................................................. 98,018 (98,018) — —
State Street Bank & Trust Co. ........................................ 104,526 (104,526) — —
Wells Fargo Securities LLC ......................................... 22,050 (21,947) — 103
$ 1,392,221 $ (1,392,118)
$ —
$ 103
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
Low Carbon Optimized MSCI ACWI . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
MSCI Europe Financials . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48
MSCI Europe Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
MSCI Kokusai . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
For its investment advisory services to the MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers
:
A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares MSCI ACWI and iShares MSCI All Country Asia ex Japan ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Funds through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. For the iShares MSCI All Country Asia ex Japan ETF, BFA elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.69% through November 28,
2025.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to August 11, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Europe Financials ETF and iShares MSCI Europe
Small-Cap ETF. Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI All Country Asia ex Japan ETF.
Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company for the iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI
ACWI ETF and iShares MSCI Kokusai ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3500%
In excess of $30 billion but not exceeding $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3200
In excess of $60 billion but not exceeding $90 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2800
In excess of $90 billion but not exceeding $120 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2520
In excess of $120 billion but not exceeding $150 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2270
In excess of $150 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2040
Aggregate Average Daily Net Assets Investment Advisory Fees
First $14 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
In excess of $14 billion but not exceeding $28 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.68
In excess of $28 billion but not exceeding $42 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.61
In excess of $42 billion but not exceeding $56 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
In excess of $56 billion but not exceeding $70 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.47
In excess of $70 billion but not exceeding $84 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.41
In excess of $84 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35
iShares ETF Amounts Waived
MSCI ACWI ............................................................................................................................................................. $ 101,403
MSCI All Country Asia ex Japan ......................................................................................................................................... 261,605

Notes to Financial Statements
( continued)

Notes to Financial Statements
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares MSCI Kokusai ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI ACWI ETF, iShares MSCI All Country Asia ex
Japan ETF, iShares MSCI Europe Financials ETF, and iShares MSCI Europe Small-Cap ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Low Carbon Optimized MSCI ACWI ............................................................................................. $ 16,289
MSCI ACWI ............................................................................................................... 393,510
MSCI All Country Asia ex Japan ................................................................................................ 181,088
MSCI Europe Financials ...................................................................................................... 11,225
MSCI Europe Small-Cap ..................................................................................................... 30,999
MSCI Kokusai ............................................................................................................. 1,671
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Low Carbon Optimized MSCI ACWI ..........................................................
$ 73,860,479 $ 76,383,500 $ 5,188,832
MSCI ACWI ............................................................................
224,653,750 207,191,537 (54,849,005)
MSCI All Country Asia ex Japan .............................................................
25,825,779 18,481,268 (5,567,241)
MSCI Europe Financials ...................................................................
54,181,024 35,967,789 (3,680,074)
MSCI Europe Small-Cap ..................................................................
9,972,236 9,524,534 3,679,902
MSCI Kokusai ..........................................................................
1,731,522 1,204,541 (617,553)
iShares ETF Purchases Sales
Low Carbon Optimized MSCI ACWI .......................................................................... $ 226,502,735  $ 235,105,724
MSCI ACWI ............................................................................................ 1,827,645,283  1,025,818,263
MSCI All Country Asia ex Japan ............................................................................. 883,646,320  740,864,848
MSCI Europe Financials ................................................................................... 317,538,432  380,631,751
MSCI Europe Small-Cap .................................................................................. 30,556,322  31,243,278
MSCI Kokusai .......................................................................................... 7,534,633  8,131,259

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
For the year ended July 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF In-kind Purchases In-kind Sales
Low Carbon Optimized MSCI ACWI .......................................................................... $ 90,686,415  $ 141,202,846
MSCI ACWI ............................................................................................ 5,754,337,911  1,246,655,192
MSCI All Country Asia ex Japan ............................................................................. 44,648,452  214,361,025
MSCI Europe Financials ................................................................................... 660,992,131  1,540,841,034
MSCI Europe Small-Cap .................................................................................. 55,321,365  36,906,889
MSCI Kokusai .......................................................................................... —  13,020,349
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Low Carbon Optimized MSCI ACWI .......................................................................... $ 65,841,223  $ (65,841,223)
MSCI ACWI ............................................................................................ 723,631,442  (723,631,442)
MSCI All Country Asia ex Japan ............................................................................. 32,479,136  (32,479,136)
MSCI Europe Financials ................................................................................... 654,906,621  (654,906,621)
MSCI Europe Small-Cap .................................................................................. 8,498,990  (8,498,990)
MSCI Kokusai .......................................................................................... 3,899,135  (3,899,135)
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
Low Carbon Optimized MSCI ACWI
Ordinary income ......................................................................................... $ 22,301,425  $ 19,589,739
MSCI ACWI
Ordinary income ......................................................................................... $ 423,323,872  $ 339,217,660
MSCI All Country Asia ex Japan
Ordinary income ......................................................................................... $ 51,979,852  $ 55,089,813
MSCI Europe Financials
Ordinary income ......................................................................................... $ 169,914,622  $ 136,267,972
MSCI Europe Small-Cap
Ordinary income ......................................................................................... $ 5,354,910  $ 3,314,998
MSCI Kokusai
Ordinary income ......................................................................................... $ 3,256,254  $ 3,368,734

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended July 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI ACWI ETF and iShares MSCI All Country Asia ex Japan ETF, along with certain other iShares funds
(“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The
Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated
Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended July 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Low Carbon Optimized MSCI ACWI ........................................
$ 6,313,946 $ (64,302,008) $ 378,724,160 $ 320,736,098
MSCI ACWI ..........................................................
68,292,683 (1,612,203,643) 11,470,850,517 9,926,939,557
MSCI All Country Asia ex Japan ...........................................
28,562,538 (947,990,192) 1,610,889,136 691,461,482
MSCI Europe Financials .................................................
18,469,206 (218,976,430) 1,260,634,420 1,060,127,196
MSCI Europe Small-Cap ................................................
1,245,718 (30,048,467) (5,401,125) (34,203,874)
MSCI Kokusai ........................................................
254,870 (32,974,104) 71,104,551 38,385,317
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Utilized
Low Carbon Optimized MSCI ACWI ............................................................................................. $ 11,016,624
MSCI Europe Financials ...................................................................................................... 9,969,616
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Low Carbon Optimized MSCI ACWI ................................... $ 774,410,666  $ 421,938,156  $ (42,928,116) $ 379,010,040
MSCI ACWI ..................................................... 21,025,439,126  12,460,643,922  (973,294,071) 11,487,349,851
MSCI All Country Asia ex Japan ...................................... 2,249,724,020  2,024,517,661  (394,687,051) 1,629,830,610
MSCI Europe Financials ............................................ 2,949,851,577  1,326,911,214  (66,589,869) 1,260,321,345
MSCI Europe Small-Cap ........................................... 195,145,159  22,408,717  (27,827,139) (5,418,422)
MSCI Kokusai ................................................... 179,837,393  87,353,851  (16,251,938) 71,101,913
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
Low Carbon Optimized MSCI ACWI ......................................................... $ 3,000,000 $ 25,479 4.87%
MSCI ACWI ......................................................................... 6,500,000 53,425 4.73
MSCI All Country Asia ex Japan ............................................................ 8,000,000 65,753 4.73

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The MSCI All Country Asia ex Japan ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”)
that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong
Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the
Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
Low Carbon Optimized MSCI ACWI
Shares sold ......................................................... 450,000  $ 105,995,054  —  $ 28,796
Shares redeemed ..................................................... (700,000) (158,029,659) (350,000) (68,963,556)
(250,000) $ (52,034,605) (350,000) $ (68,934,760)
MSCI ACWI
Shares sold ......................................................... 46,400,000  $ 6,700,318,864  16,000,000  $ 1,814,022,740
Shares redeemed ..................................................... (9,200,000) (1,330,605,214) (6,000,000) (763,778,783)
37,200,000  $ 5,369,713,650  10,000,000  $ 1,050,243,957
MSCI All Country Asia ex Japan
Shares sold ......................................................... 7,000,000  $ 693,465,006  2,800,000  $ 223,590,650
Shares redeemed ..................................................... (7,000,000) (705,707,226) (2,200,000) (161,148,615)
—  $ (12,242,220) 600,000  $ 62,442,035
MSCI Europe Financials
Shares sold ......................................................... 19,200,000  $ 723,458,952  50,600,000  $ 1,464,339,101
Shares redeemed ..................................................... (45,750,000) (1,634,711,720) (8,750,000) (200,988,852)
(26,550,000) $ (911,252,768) 41,850,000  $ 1,263,350,249
MSCI Europe Small-Cap
Shares sold ......................................................... 800,000  $ 56,137,253  850,000  $ 54,134,021
Shares redeemed ..................................................... (550,000) (37,581,388) (300,000) (16,703,004)
250,000  $ 18,555,865  550,000  $ 37,431,017
MSCI Kokusai
Shares sold ......................................................... —  $ —  —  $ —
Shares redeemed ..................................................... (100,000) (13,520,636) (600,000) (70,197,700)
(100,000) $ (13,520,636) (600,000) $ (70,197,700)

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI ACWI ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF and iShares
MSCI Kokusai ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”)
on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and
Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of July 31, 2026, are $13,860 or $0.00 per share, $505,655 or $0.00 per share, $730,026 or $0.01 per share, $20,445 or $0.01 per share and $3,107 or $0.00 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of July 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which each of the iShares MSCI Europe Financials ETF and iShares MSCI Europe Small-Cap ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Low Carbon Optimized MSCI ACWI ETF
  iShares MSCI ACWI ETF
  iShares MSCI All Country Asia ex Japan ETF
*
  iShares MSCI Europe Financials ETF
  iShares MSCI Europe Small-Cap ETF
  iShares MSCI Kokusai ETF
*
The financial highlights for iShares MSCI All Country Asia ex Japan ETF are presented on a standalone basis for each of the four years in the period ended July 31, 2026 and for iShares
MSCI All Country Asia ex Japan ETF and its subsidiary on a consolidated basis for prior periods

Important Tax Information
(unaudited)

2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
iShares ETF
Qualified Dividend
Income
Low Carbon Optimized MSCI ACWI .............................................................................................. $ 15,296,309
MSCI ACWI ................................................................................................................ 404,619,181
MSCI All Country Asia ex Japan ................................................................................................. 22,585,707
MSCI Europe Financials ....................................................................................................... 162,762,107
MSCI Europe Small-Cap ...................................................................................................... 5,284,753
MSCI Kokusai .............................................................................................................. 3,529,638
iShares ETF
Qualified Business
Income
Low Carbon Optimized MSCI ACWI .............................................................................................. $ 475,121
MSCI ACWI ................................................................................................................ 7,684,067
MSCI Kokusai .............................................................................................................. 79,761
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI All Country Asia ex Japan ...............................................................................
$ 68,476,572 $ 11,062,250
MSCI Europe Financials .....................................................................................
167,325,064 13,676,228
MSCI Europe Small-Cap ....................................................................................
5,807,959 369,505
iShares ETF
Federal Obligation
Interest
Low Carbon Optimized MSCI ACWI .............................................................................................. $ 29,584
MSCI ACWI ................................................................................................................ 577,937
MSCI All Country Asia ex Japan ................................................................................................. 453,716
MSCI Europe Financials ....................................................................................................... 47,116
MSCI Europe Small-Cap ...................................................................................................... 1,667
MSCI Kokusai .............................................................................................................. 4,562
iShares ETF
Dividends-Received
Deduction
Low Carbon Optimized MSCI ACWI .............................................................................................. 29.97%
MSCI ACWI ................................................................................................................ 40.82
MSCI Kokusai .............................................................................................................. 59.11
iShares ETF Interest Dividends
Low Carbon Optimized MSCI ACWI .............................................................................................. $ 62,632
MSCI ACWI ................................................................................................................ 1,223,535
MSCI All Country Asia ex Japan ................................................................................................. 960,550
MSCI Europe Financials ....................................................................................................... 99,747
MSCI Europe Small-Cap ...................................................................................................... 3,529
MSCI Kokusai .............................................................................................................. 9,658

Important Tax Information
Important Tax Information
(unaudited) (continued)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF
Interest-Related
Dividends
Low Carbon Optimized MSCI ACWI .............................................................................................. $ 62,745
MSCI ACWI ................................................................................................................ 1,225,741
MSCI All Country Asia ex Japan ................................................................................................. 962,282
MSCI Europe Financials ....................................................................................................... 99,927
MSCI Europe Small-Cap ...................................................................................................... 3,535
MSCI Kokusai .............................................................................................................. 9,676

Additional Information

2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI ACWI
ETF and iShares MSCI All Country Asia ex Japan ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI ACWI ETF and iShares MSCI All Country Asia ex Japan ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation
(“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability

Additional Information
(continued)

Additional Information
factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2026
iShares Annual Financial Statements and Additional Information
iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI Kokusai ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI ACWI ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI All Country Asia ex Japan ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Europe Financials ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Europe Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
CDI CREST Depository Interest
CPO Certificate of Participation (Ordinary)
CVR Contingent Value Rights
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares ESG Optimized MSCI USA Min Vol Factor ETF | ESMV | NASDAQ
iShares MSCI USA Min Vol Factor ETF | USMV | Cboe BZX Exchange

Page
2

iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .0%
Honeywell Aerospace, Inc.
(a)
................. 45 $ 9,303
Northrop Grumman Corp. ................... 158 85,712
RTX Corp. ............................. 272 58,540
153,555
a
Beverages  —  2 .9%
Coca-Cola Co. (The) ...................... 1,201 105,196
Keurig Dr Pepper, Inc. ..................... 377 11,732
Monster Beverage Corp.
(a)
................... 375 36,143
PepsiCo, Inc. ........................... 481 67,128
220,199
a
Biotechnology  —  4 .1%
AbbVie, Inc. ............................ 22 5,521
Alnylam Pharmaceuticals, Inc.
(a)
............... 126 25,895
Amgen, Inc. ............................ 85 32,739
Gilead Sciences, Inc. ...................... 714 92,970
Incyte Corp.
(a)
........................... 334 39,920
Regeneron Pharmaceuticals, Inc. .............. 7 5,338
Vertex Pharmaceuticals, Inc.
(a)
................ 232 110,687
313,070
a
Broadline Retail  —  1 .3%
MercadoLibre, Inc.
(a)
....................... 51 95,775
a
Building Products  —  1 .2%
Trane Technologies PLC .................... 201 91,445
a
Capital Markets  —  3 .4%
Bank of New York Mellon Corp. (The) ........... 395 61,750
Cboe Global Markets, Inc. ................... 245 76,006
CME Group, Inc. , Class A ................... 263 70,429
Intercontinental Exchange, Inc. ............... 24 3,660
S&P Global, Inc. ......................... 118 48,608
260,453
a
Chemicals  —  1 .2%
Ecolab, Inc. ............................ 204 56,637
Linde PLC ............................. 77 36,835
93,472
a
Commercial Services & Supplies  —  0 .7%
Republic Services, Inc. , Class A ............... 62 13,054
Veralto Corp. ............................ 283 26,650
Waste Connections, Inc. .................... 24 4,017
Waste Management, Inc. .................... 27 6,117
49,838
a
Communications Equipment  —  3 .6%
Arista Networks, Inc.
(a)
..................... 102 18,396
Ciena Corp.
(a)
........................... 81 30,541
Cisco Systems, Inc. ....................... 960 111,350
F5, Inc.
(a)
.............................. 38 15,298
Motorola Solutions, Inc. .................... 237 103,273
278,858
a
Construction Materials  —  0 .5%
CRH PLC .............................. 375 35,629
a
Consumer Staples Distribution & Retail  —  1 .9%
Casey's General Stores, Inc. ................. 66 57,486
Costco Wholesale Corp. .................... 16 15,230
Kroger Co. (The) ......................... 1,292 74,600
147,316
a
Security Shares Value
a
Diversified Telecommunication Services  —  2 .5%
AT&T, Inc. .............................. 3,635 $ 84,514
Verizon Communications, Inc. ................ 2,318 108,505
193,019
a
Electric Utilities  —  1 .8%
Eversource Energy ....................... 483 34,578
Exelon Corp. ............................ 1,262 57,825
NextEra Energy, Inc. ...................... 480 41,721
134,124
a
Electrical Equipment  —  1 .3%
GE Vernova, Inc. ......................... 97 96,058
a
Electronic Equipment, Instruments & Components  —  2 .1%
Amphenol Corp. , Class A ................... 424 68,137
Corning, Inc. ............................ 41 5,668
Keysight Technologies, Inc.
(a)
................. 38 12,125
TE Connectivity PLC ...................... 108 22,215
Teledyne Technologies, Inc.
(a)
................. 79 51,790
159,935
a
Entertainment  —  1 .7%
Electronic Arts, Inc. ....................... 497 104,300
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 273 26,790
131,090
a
Financial Services  —  2 .9%
Berkshire Hathaway, Inc. , Class B
(a)
............ 34 17,392
Mastercard, Inc. , Class A .................... 188 107,743
Visa, Inc. , Class A ........................ 270 98,855
223,990
a
Food Products  —  0 .6%
Archer-Daniels-Midland Co. .................. 106 8,403
General Mills, Inc. ........................ 113 4,040
Mondelez International, Inc. , Class A ............ 511 31,840
44,283
a
Ground Transportation  —  0 .3%
Uber Technologies, Inc.
(a)
................... 348 24,485
a
Health Care Equipment & Supplies  —  0 .2%
Abbott Laboratories ....................... 76 8,033
Edwards Lifesciences Corp.
(a)
................ 80 6,886
14,919
a
Health Care Providers & Services  —  6 .4%
Cardinal Health, Inc. ....................... 345 79,361
Cencora, Inc. ........................... 303 94,336
Centene Corp.
(a)
......................... 464 28,870
Cigna Group (The) ........................ 100 27,905
Elevance Health, Inc. ...................... 187 70,282
Humana, Inc. ........................... 36 13,099
McKesson Corp. ......................... 117 100,174
Quest Diagnostics, Inc. ..................... 233 54,291
UnitedHealth Group, Inc. .................... 52 21,549
489,867
a
Health Care REITs  —  1 .6%
Welltower, Inc. ........................... 508 119,096
a
Hotels, Restaurants & Leisure  —  1 .4%
DoorDash, Inc. , Class A
(a)
................... 31 6,081
McDonald's Corp. ........................ 261 70,637

Schedule of Investments
(continued)
July 31, 2026
iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. ........................ 220 $ 33,722
110,440
a
Household Products  —  3 .1%
Church & Dwight Co., Inc. ................... 475 46,935
Colgate-Palmolive Co. ..................... 959 87,556
Kimberly-Clark Corp. ...................... 303 33,121
Procter & Gamble Co. (The) ................. 506 73,112
240,724
a
Industrial Conglomerates  —  0 .1%
Honeywell International, Inc. ................. 45 10,937
a
Insurance  —  5 .9%
American International Group, Inc. ............. 115 9,036
Aon PLC , Class A ........................ 11 3,966
Arch Capital Group Ltd.
(a)
................... 183 18,397
Chubb Ltd. ............................. 282 98,892
Marsh & McLennan Companies, Inc. ............ 471 89,344
Progressive Corp. (The) .................... 390 82,454
Travelers Companies, Inc. (The) ............... 362 135,518
Willis Towers Watson PLC ................... 40 13,437
451,044
a
Interactive Media & Services  —  0 .2%
Alphabet, Inc. , Class C , NVS ................. 45 16,049
a
IT Services  —  2 .6%
Accenture PLC , Class A .................... 280 46,458
Cognizant Technology Solutions Corp. , Class A ..... 272 15,055
International Business Machines Corp. .......... 350 78,277
Snowflake, Inc. , Class A
(a)
................... 45 13,198
Twilio, Inc. , Class A
(a)
...................... 38 7,499
VeriSign, Inc. ........................... 138 40,023
200,510
a
Machinery  —  0 .1%
Xylem, Inc. ............................. 55 6,433
a
Media  —  0 .1%
AppLovin Corp. , Class A
(a)
................... 25 9,897
a
Metals & Mining  —  1 .1%
Newmont Corp. .......................... 907 84,995
a
Multi-Utilities  —  3 .0%
CMS Energy Corp. ........................ 628 45,210
Consolidated Edison, Inc. ................... 862 93,828
NiSource, Inc. ........................... 105 4,665
Public Service Enterprise Group, Inc. ........... 1,166 89,409
233,112
a
Oil, Gas & Consumable Fuels  —  4 .1%
Cheniere Energy, Inc. ...................... 133 35,055
ConocoPhillips .......................... 87 10,482
ExxonMobil Holdings Corp. .................. 354 55,026
Kinder Morgan, Inc. ....................... 2,156 69,380
Phillips 66 .............................. 160 33,869
Targa Resources Corp. ..................... 35 9,463
Williams Companies, Inc. (The) ............... 1,362 97,437
310,712
a
Pharmaceuticals  —  3 .5%
Eli Lilly & Co. ........................... 51 58,591
Johnson & Johnson ....................... 285 73,060
Merck & Co., Inc. ......................... 913 118,872
Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ....................... 255 $ 19,709
270,232
a
Professional Services  —  1 .5%
Automatic Data Processing, Inc. ............... 346 92,195
Broadridge Financial Solutions, Inc. ............ 168 25,864
118,059
a
Semiconductors & Semiconductor Equipment  —  8 .7%
Advanced Micro Devices, Inc.
(a)
............... 199 94,754
Analog Devices, Inc. ....................... 36 13,227
Applied Materials, Inc. ..................... 236 119,810
Broadcom, Inc. .......................... 119 46,324
First Solar, Inc.
(a)
......................... 131 27,645
Lam Research Corp. ...................... 14 4,102
Marvell Technology, Inc. .................... 423 79,338
Micron Technology, Inc. ..................... 74 60,904
NVIDIA Corp. ........................... 502 100,777
NXP Semiconductors N.V. ................... 103 23,603
Texas Instruments, Inc. ..................... 366 100,921
671,405
a
Software  —  13 .3%
Adobe, Inc.
(a)
............................ 345 86,391
Autodesk, Inc.
(a)
.......................... 320 74,944
Cadence Design Systems, Inc.
(a)
.............. 158 53,723
Crowdstrike Holdings, Inc. , Class A
(a)
............ 52 9,925
Fair Isaac Corp.
(a)
......................... 18 20,213
Fortinet, Inc.
(a)
........................... 49 7,936
Intuit, Inc. .............................. 147 46,462
Microsoft Corp. .......................... 265 123,151
Oracle Corp. ............................ 149 19,351
Palantir Technologies, Inc. , Class A
(a)
........... 239 29,411
Palo Alto Networks, Inc.
(a)
................... 461 152,974
PTC, Inc.
(a)
............................. 279 38,279
Roper Technologies, Inc. .................... 193 75,650
Salesforce, Inc. .......................... 288 52,998
ServiceNow, Inc.
(a)
........................ 1,048 116,569
Synopsys, Inc.
(a)
......................... 126 48,984
Tyler Technologies, Inc.
(a)
................... 86 26,626
Workday, Inc. , Class A
(a)
.................... 221 35,435
Zscaler, Inc.
(a)
........................... 21 3,175
1,022,197
a
Specialized REITs  —  1 .2%
American Tower Corp. ..................... 300 52,008
Equinix, Inc. ............................ 35 35,675
Weyerhaeuser Co. ........................ 161 4,030
91,713
a
Specialty Retail  —  2 .3%
Home Depot, Inc. (The) .................... 227 75,355
Lowe's Companies, Inc. .................... 183 38,029
O'Reilly Automotive, Inc.
(a)
................... 40 3,574
TJX Companies, Inc. (The) .................. 394 61,992
178,950
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Apple, Inc. ............................. 143 44,174
NetApp, Inc. ............................ 91 16,244
Western Digital Corp. ...................... 50 27,242
87,660
a
Trading Companies & Distributors  —  1 .0%
WW Grainger, Inc. ........................ 58 80,169
a

iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 49 $ 6,574
a
Wireless Telecommunication Services  —  1 .0%
T-Mobile U.S., Inc. ........................ 438 75,647
a
a
Total Common Stocks — 99.6%
(Cost: $ 6,811,735 ) .................................. 7,647,935
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a) (b)
............... 457 5
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 5
Total Long-Term Investments — 99.6%
(Cost: $ 6,811,735 ) .................................. 7,647,940
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 23,709 $ 23,709
a
Total Short-Term Securities — 0.3%
(Cost: $ 23,709 ) .................................... 23,709
Total Investments — 99.9%
(Cost: $ 6,835,444 ) .................................. 7,671,649
Other Assets Less Liabilities — 0 .1% ..................... 8,349
Net Assets — 100.0% ................................. $ 7,679,998
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 938,787 $ — $ (938,860)
(b)
$ 73 $ — $ — — $ 155
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 15,032 8,677
(b)
— — — 23,709 23,709 687 —
$ — $ 73 $ —
$ 23,709
$ 842 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 2 09/18/26 $ 29 $ (303)

Schedule of Investments
(continued)
July 31, 2026
iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
6
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 303 $ — $ — $ — $ 303
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 5,093 $ — $ — $ — $ 5,093
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (571) $ — $ — $ — $ (571)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 17,248
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 7,647,935  $ —  $ —  $ 7,647,935
Rights ................................................. —  —  5  5
Short-Term Securities
Money Market Funds ....................................... 23,709  —  —  23,709
$ 7,671,644  $ —  $ 5  $ 7,671,649
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (303) $ —  $ —  $ (303)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
General Dynamics Corp. .................... 43,291 $ 16,598,635
Lockheed Martin Corp. ..................... 347,793 202,672,893
Northrop Grumman Corp. ................... 332,759 180,515,102
RTX Corp. ............................. 162,834 35,045,134
434,831,764
a
Banks  —  0 .3%
First Citizens BancShares, Inc. , Class A .......... 36,269 79,307,609
a
Beverages  —  3 .6%
Coca-Cola Co. (The) ...................... 3,448,923 302,091,166
Keurig Dr Pepper, Inc. ..................... 4,235,478 131,808,075
Monster Beverage Corp.
(a)
................... 2,131,755 205,458,547
PepsiCo, Inc. ........................... 1,455,870 203,181,217
842,539,005
a
Biotechnology  —  4 .8%
AbbVie, Inc. ............................ 675,494 169,508,464
Alnylam Pharmaceuticals, Inc.
(a)
............... 519,903 106,850,465
Amgen, Inc. ............................ 203,670 78,445,537
Gilead Sciences, Inc. ...................... 1,428,573 186,014,490
Incyte Corp.
(a)
........................... 905,498 108,225,121
Neurocrine Biosciences, Inc.
(a)
................ 527,782 88,034,038
Regeneron Pharmaceuticals, Inc. .............. 22,121 16,870,138
United Therapeutics Corp.
(a)
.................. 85,133 44,074,206
Vertex Pharmaceuticals, Inc.
(a)
................ 722,470 344,690,437
1,142,712,896
a
Broadline Retail  —  0 .5%
Amazon.com, Inc.
(a)
....................... 125,078 33,968,683
MercadoLibre, Inc.
(a)
....................... 44,760 84,057,042
118,025,725
a
Capital Markets  —  2 .2%
Cboe Global Markets, Inc. ................... 754,776 234,154,158
CME Group, Inc. , Class A ................... 741,358 198,528,259
Intercontinental Exchange, Inc. ............... 402,298 61,342,399
Tradeweb Markets, Inc. , Class A ............... 326,911 32,854,556
526,879,372
a
Chemicals  —  0 .9%
Corteva, Inc. ............................ 819,111 64,472,227
Linde PLC ............................. 313,306 149,879,324
214,351,551
a
Commercial Services & Supplies  —  4 .1%
Republic Services, Inc. , Class A ............... 1,371,897 288,852,914
Rollins, Inc. ............................. 1,646,533 62,518,858
Waste Connections, Inc. .................... 1,764,905 295,409,799
Waste Management, Inc. .................... 1,441,126 326,487,095
973,268,666
a
Communications Equipment  —  4 .2%
Arista Networks, Inc.
(a)
..................... 682,755 123,134,864
Ciena Corp.
(a)
........................... 179,929 67,842,229
Cisco Systems, Inc. ....................... 2,980,401 345,696,712
F5, Inc.
(a)
.............................. 332,879 134,007,099
Motorola Solutions, Inc. .................... 753,346 328,270,520
998,951,424
a
Consumer Staples Distribution & Retail  —  1 .6%
Costco Wholesale Corp. .................... 71,461 68,023,011
Kroger Co. (The) ......................... 2,351,956 135,801,940
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ............................ 1,506,785 $ 167,554,492
371,379,443
a
Diversified Telecommunication Services  —  2 .2%
AT&T, Inc. .............................. 8,607,834 200,132,140
Verizon Communications, Inc. ................ 7,047,907 329,912,527
530,044,667
a
Electric Utilities  —  4 .0%
American Electric Power Co., Inc. .............. 907,945 116,080,768
Duke Energy Corp. ....................... 2,721,602 341,370,539
NextEra Energy, Inc. ...................... 303,302 26,363,010
PPL Corp. ............................. 331,769 11,681,587
Southern Co. (The) ....................... 3,600,891 340,428,235
Xcel Energy, Inc. ......................... 1,489,370 116,468,734
952,392,873
a
Electrical Equipment  —  0 .6%
GE Vernova, Inc. ......................... 151,439 149,968,527
a
Electronic Equipment, Instruments & Components  —  3 .6%
Amphenol Corp. , Class A ................... 2,321,156 373,009,769
Corning, Inc. ............................ 942,424 130,290,118
TE Connectivity PLC ...................... 632,230 130,043,389
Teledyne Technologies, Inc.
(a)
................. 336,596 220,662,240
854,005,516
a
Entertainment  —  1 .7%
Electronic Arts, Inc. ....................... 956,319 200,693,105
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 1,208,332 118,573,619
Netflix, Inc.
(a)
............................ 565,385 40,543,759
Take-Two Interactive Software, Inc.
(a)
............ 175,137 42,544,280
402,354,763
a
Financial Services  —  3 .7%
Berkshire Hathaway, Inc. , Class B
(a)
............ 680,069 347,882,496
Mastercard, Inc. , Class A .................... 519,170 297,536,327
Visa, Inc. , Class A ........................ 645,491 236,333,620
881,752,443
a
Food Products  —  1 .1%
Hershey Co. (The) ........................ 286,458 50,144,473
Mondelez International, Inc. , Class A ............ 2,740,475 170,758,997
Tyson Foods, Inc. , Class A .................. 678,451 39,323,020
260,226,490
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 86,550 14,954,109
a
Ground Transportation  —  0 .3%
Uber Technologies, Inc.
(a)
................... 891,411 62,719,678
a
Health Care Equipment & Supplies  —  1 .2%
Abbott Laboratories ....................... 1,669,890 176,507,373
Boston Scientific Corp.
(a)
.................... 1,203,643 56,246,237
Insulet Corp.
(a)
........................... 74,322 12,289,143
Medtronic PLC .......................... 352,378 30,089,558
275,132,311
a
Health Care Providers & Services  —  3 .7%
Cardinal Health, Inc. ....................... 90,944 20,919,848
Cencora, Inc. ........................... 946,092 294,556,283
Cigna Group (The) ........................ 144,244 40,251,288
Elevance Health, Inc. ...................... 180,931 68,001,107
HCA Healthcare, Inc. ...................... 89,728 36,123,596
McKesson Corp. ......................... 364,358 311,959,676

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. .................... 241,525 $ 100,087,960
871,899,758
a
Health Care REITs  —  1 .7%
Ventas, Inc. ............................ 449,212 42,005,814
Welltower, Inc. ........................... 1,577,433 369,813,393
411,819,207
a
Hotels, Restaurants & Leisure  —  2 .2%
DoorDash, Inc. , Class A
(a)
................... 271,053 53,169,756
McDonald's Corp. ........................ 963,519 260,766,782
Yum! Brands, Inc. ........................ 1,394,342 213,724,742
527,661,280
a
Household Products  —  2 .5%
Church & Dwight Co., Inc. ................... 1,379,239 136,282,606
Colgate-Palmolive Co. ..................... 2,378,245 217,133,768
Procter & Gamble Co. (The) ................. 1,706,628 246,590,680
600,007,054
a
Insurance  —  6 .4%
Allstate Corp. (The) ....................... 527,776 139,375,086
Aon PLC , Class A ........................ 315,074 113,599,931
Arch Capital Group Ltd.
(a)
................... 119,197 11,982,874
Arthur J Gallagher & Co. .................... 319,844 79,775,491
Chubb Ltd. ............................. 1,039,069 364,380,717
Erie Indemnity Co. , Class A , NVS .............. 80,983 19,601,125
Hartford Insurance Group, Inc. (The) ............ 232,334 32,970,518
Loews Corp. ............................ 759,218 88,076,880
Marsh & McLennan Companies, Inc. ............ 1,130,731 214,488,363
Progressive Corp. (The) .................... 764,223 161,572,027
Travelers Companies, Inc. (The) ............... 517,933 193,893,398
Willis Towers Watson PLC ................... 274,637 92,256,061
1,511,972,471
a
Interactive Media & Services  —  0 .5%
Alphabet, Inc. , Class C , NVS ................. 268,263 95,675,999
Meta Platforms, Inc. , Class A ................. 32,857 18,291,820
113,967,819
a
IT Services  —  3 .7%
Accenture PLC , Class A .................... 948,538 157,381,425
Cloudflare, Inc. , Class A
(a)
................... 240,500 67,094,690
Cognizant Technology Solutions Corp. , Class A ..... 2,075,514 114,879,700
International Business Machines Corp. .......... 1,091,582 244,132,314
Snowflake, Inc. , Class A
(a)
................... 407,599 119,540,635
VeriSign, Inc. ........................... 600,028 174,020,120
877,048,884
a
Media  —  0 .4%
AppLovin Corp. , Class A
(a)
................... 206,297 81,672,982
a
Metals & Mining  —  1 .2%
Newmont Corp. .......................... 3,044,304 285,281,728
a
Multi-Utilities  —  2 .8%
Ameren Corp. ........................... 593,449 65,047,945
CMS Energy Corp. ........................ 636,822 45,844,816
Consolidated Edison, Inc. ................... 2,677,158 291,408,648
Dominion Energy, Inc. ...................... 890,637 61,605,361
WEC Energy Group, Inc. .................... 1,761,682 192,763,245
656,670,015
a
Oil, Gas & Consumable Fuels  —  2 .9%
Cheniere Energy, Inc. ...................... 175,948 46,374,614
Chevron Corp. ........................... 476,170 93,724,541
EOG Resources, Inc. ...................... 284,836 42,352,265
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp. ...................... 625,780 $ 58,842,094
ExxonMobil Holdings Corp. .................. 2,115,534 328,838,605
Williams Companies, Inc. (The) ............... 1,453,584 103,989,399
674,121,518
a
Pharmaceuticals  —  3 .7%
Eli Lilly & Co. ........................... 160,882 184,827,677
Johnson & Johnson ....................... 1,417,220 363,304,347
Merck & Co., Inc. ......................... 2,442,841 318,057,898
866,189,922
a
Professional Services  —  0 .1%
Automatic Data Processing, Inc. ............... 68,103 18,146,725
a
Residential REITs  —  0 .2%
Sun Communities, Inc. ..................... 412,358 50,917,966
a
Retail REITs  —  0 .7%
Realty Income Corp. ....................... 2,546,990 162,676,251
a
Semiconductors & Semiconductor Equipment  —  6 .7%
Advanced Micro Devices, Inc.
(a) (b)
.............. 340,427 162,094,316
Analog Devices, Inc. ....................... 243,363 89,414,000
Applied Materials, Inc. ..................... 300,344 152,475,638
Astera Labs, Inc.
(a)
........................ 108,503 33,769,389
Broadcom, Inc. .......................... 617,559 240,403,367
Credo Technology Group Holding Ltd.
(a)
.......... 189,169 39,156,091
First Solar, Inc.
(a)
......................... 424,920 89,670,868
Marvell Technology, Inc. .................... 470,653 88,275,677
Micron Technology, Inc. ..................... 184,377 151,747,802
NVIDIA Corp. ........................... 1,558,764 312,921,873
QUALCOMM, Inc. ........................ 254,170 37,518,034
Texas Instruments, Inc. ..................... 627,770 173,101,300
1,570,548,355
a
Software  —  12 .0%
Adobe, Inc.
(a)
............................ 523,285 131,035,797
Autodesk, Inc.
(a) (b)
......................... 644,222 150,876,792
Cadence Design Systems, Inc.
(a)
.............. 134,620 45,773,492
Circle Internet Group, Inc. , Class A
(a) (b)
........... 127,443 7,979,206
Crowdstrike Holdings, Inc. , Class A
(a)
............ 311,505 59,453,844
Datadog, Inc. , Class A
(a)
.................... 99,240 26,593,343
Fair Isaac Corp.
(a)
......................... 58,547 65,746,525
Fortinet, Inc.
(a)
........................... 1,172,302 189,854,309
Gen Digital, Inc. .......................... 2,326,642 63,866,323
Intuit, Inc. ............................... 408,050 128,972,364
Microsoft Corp. .......................... 823,811 382,841,448
Oracle Corp. ............................ 414,054 53,773,193
Palantir Technologies, Inc. , Class A
(a)
........... 1,631,900 200,821,614
Palo Alto Networks, Inc.
(a)
................... 673,296 223,419,812
PTC, Inc.
(a)
............................. 863,779 118,510,479
Roper Technologies, Inc. .................... 598,433 234,567,783
Salesforce, Inc. .......................... 1,137,120 209,252,822
ServiceNow, Inc.
(a) (b)
....................... 1,788,660 198,952,652
Synopsys, Inc.
(a)
......................... 189,663 73,733,388
Tyler Technologies, Inc.
(a)
................... 306,414 94,865,774
Workday, Inc. , Class A
(a) (b)
................... 704,933 113,028,957
Zoom Communications, Inc. , Class A
(a)
.......... 596,087 57,266,078
2,831,185,995
a
Specialty Retail  —  2 .7%
AutoZone, Inc.
(a)
......................... 58,011 174,975,679
Home Depot, Inc. (The) .................... 54,737 18,170,495
O'Reilly Automotive, Inc.
(a)
................... 1,899,212 169,694,592

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail (continued)
TJX Companies, Inc. (The) .................. 1,666,063 $ 262,138,352
624,979,118
a
Technology Hardware, Storage & Peripherals  —  1 .5%
Apple, Inc. ............................. 685,035 211,614,162
Seagate Technology Holdings PLC ............. 106,948 91,561,391
Western Digital Corp.
(b)
..................... 105,604 57,537,283
360,712,836
a
Tobacco  —  0 .6%
Philip Morris International, Inc. ................ 715,796 136,588,193
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 92,536 12,415,555
a
Wireless Telecommunication Services  —  1 .0%
T-Mobile U.S., Inc. ........................ 1,355,004 234,022,741
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 21,179,244,224 ) .............................. 23,566,305,205
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (d) (e)
...................... 48,738,376 $ 48,752,998
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 36,486,483 36,486,483
a
Total Short-Term Securities — 0.3%
(Cost: $ 85,233,226 ) ................................. 85,239,481
Total Investments — 100.1%
(Cost: $ 21,264,477,450 ) .............................. 23,651,544,686
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (29,976,021)
Net Assets — 100.0% ................................. $ 23,621,568,665
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 80,707,654 $ — $ (31,955,269)
(a)
$ 1,514 $ (901) $ 48,752,998 48,738,376 $ 140,696
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 34,025,602 2,460,881
(a)
— — — 36,486,483 36,486,483 1,463,458 —
$ — $ 1,514 $ (901)
$ 85,239,481
$ 1,604,154 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 511 09/18/26 $ 20,256 $ 183,718
E-Mini S&P 500 Index ................................................................... 89 09/18/26 33,461 42,913
$ 226,631

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Min Vol Factor ETF
10
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 226,631 $ — $ — $ — $ 226,631
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 4,100,074 $ — $ — $ — $ 4,100,074
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 197,409 $ — $ — $ — $ 197,409
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 46,879,745
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 23,566,305,205  $ —  $ —  $ 23,566,305,205
Short-Term Securities
Money Market Funds ........................................ 85,239,481  —  —  85,239,481
$ 23,651,544,686  $ —  $ —  $ 23,651,544,686
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 226,631  $ —  $ —  $ 226,631
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

11
Statements of Assets and Liabilities
Statements of Assets and Liabilities
July 31, 2026
See notes to financial statements.
iShares
ESG Optimized
MSCI USA Min Vol
Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 7,647,940  $ 23,566,305,205
Investments, at value — affiliated
(c)
....................................................................... 23,709  85,239,481
Cash ........................................................................................... 389  310,065
Cash pledged:
Futures contracts ................................................................................. 3,000  3,831,000
Receivables:
Securities lending income — affiliated ................................................................... —  9,346
Capital shares sold ................................................................................ —  358,804
Dividends — unaffiliated ............................................................................ 6,224  17,465,760
Dividends — affiliated .............................................................................. 69  110,491
Variation margin on futures contracts .................................................................... —  80,288
Total assets ......................................................................................
7,681,331  23,673,710,440
LIABILITIES
Collateral on securities loaned .......................................................................... —  48,813,140
Payables:
Capital shares redeemed ............................................................................ —  358,804
Investment advisory fees ............................................................................ 1,170  2,969,831
Variation margin on futures contracts .................................................................... 163  —
Total liabilities .....................................................................................
1,333  52,141,775
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 7,679,998  $ 23,621,568,665
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 7,191,007  $ 23,979,918,773
Accumulated earnings (loss) ........................................................................... 488,991  (358,350,108)
NET ASSETS .....................................................................................
$ 7,679,998  $ 23,621,568,665
NET ASSET VALUE
Shares outstanding ................................................................................. 250,000  241,300,000
Net asset value .................................................................................... $ 30.72  $ 97.89
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ —  $ 47,847,258
(b)
Investments, at cost — unaffiliated ..................................................................... $ 6,811,735  $ 21,179,244,224
(c)
Investments, at cost — affiliated ....................................................................... $ 23,709  $ 85,233,226

12
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2026
See notes to financial statements.
iShares
ESG Optimized
MSCI USA Min Vol
Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 124,259  $ 379,687,962
Dividends — affiliated .............................................................................. 687  1,463,458
Interest — unaffiliated .............................................................................. 94  257,421
Securities lending income — affiliated — net ............................................................... 155  140,696
Foreign taxes withheld ............................................................................. (66) (364,411)
Total investment income ..............................................................................
125,129  381,185,126
EXPENSES
Investment advisory ............................................................................... 13,361  34,536,257
Interest expense ................................................................................. —  16,180
Total expenses .................................................................................... 13,361  34,552,437
Net investment income ...............................................................................
111,768  346,632,689
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (46,180) (610,208,322)
Investments — affiliated ........................................................................... 73  1,514
Futures contracts ............................................................................... 5,093  4,100,074
In-kind redemptions — unaffiliated
(a)
................................................................... 138,773  1,539,173,223
97,759  933,066,489
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 448,628  352,596,242
Investments — affiliated ........................................................................... —  (901)
Futures contracts ............................................................................... (571) 197,409
448,057  352,792,750
Net realized and unrealized gain ........................................................................
545,816  1,285,859,239
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 657,584  $ 1,632,491,928
(a)
See Note 2 of the Notes to Financial Statements.

13
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Optimized MSCI USA Min Vol Factor
ETF
iShares
MSCI USA Min Vol Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 111,768  $ 158,040  $ 346,632,689  $ 376,774,736
Net realized gain ............................................. 97,759  671,496  933,066,489  2,536,486,216
Net change in unrealized appreciation (depreciation) ..................... 448,057  (34,234) 352,792,750  (992,867,763)
Net increase in net assets resulting from operations ........................
657,584  795,302  1,632,491,928  1,920,393,189
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(115,180) (164,711) (350,848,057) (385,815,019)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(1,450,795) (4,375,040) (1,029,740,801) (3,020,454,229)
NET ASSETS
Total increase (decrease) in net assets ................................ (908,391) (3,744,449) 251,903,070  (1,485,876,059)
Beginning of year ...............................................
8,588,389  12,332,838  23,369,665,595  24,855,541,654
End of year ...................................................
$ 7,679,998  $ 8,588,389  $ 23,621,568,665  $ 23,369,665,595
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

14
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Optimized MSCI USA Min Vol Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Period From
11/02/21
(a)
to 07/31/22
Net asset value, beginning of period .......................
$ 28.63  $ 27.41  $ 24.18  $ 23.18  $ 25.11
Net investment income
(b)
............................... 0 .44  0 .45  0 .46  0 .43  0 .27
Net realized and unrealized gain (loss)
(c)
.....................
2 .11  1 .23  3 .22  0 .98  ( 1 .98 )
Net increase (decrease) from investment operations ..............
2 .55  1 .68  3 .68  1 .41  ( 1 .71 )
Distributions from net investment income
(d)
..................... ( 0 .46 ) ( 0 .46 ) ( 0 .45 ) ( 0 .41 ) ( 0 .22 )
Net asset value, end of period ............................
$ 30.72  $ 28.63  $ 27.41  $ 24.18  $ 23.18
Total Return
(e)
– – – – –
Based on net asset value ................................
9 .02% 6 .16% 15.40% 6 .27% ( 6 .83 ) %
(f)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses .......................................
0 .18% 0 .18% 0 .18% 0 .18% 0 .18%
(h)
Net investment income ..................................
1 .51% 1 .57% 1 .84% 1 .86% 1 .51%
(h)
Supplemental Data
Net assets, end of period (000) ............................
$ 7,680  $ 8,588  $ 12,333  $ 8,464  $ 4,636
Portfolio turnover rate
(i)
..................................
25% 24% 24% 21% 31%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

15
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Min Vol Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 92.63  $ 87.03  $ 75.33  $ 73.77  $ 76.19
Net investment income
(a)
................................ 1 .43  1 .44  1 .44  1 .25  1 .13
Net realized and unrealized gain (loss)
(b)
......................
5 .27  5 .64  11.74  1 .59  ( 2 .52 )
Net increase (decrease) from investment operations ...............
6 .70  7 .08  13.18  2 .84  ( 1 .39 )
Distributions from net investment income
(c)
...................... ( 1 .44 ) ( 1 .48 ) ( 1 .48 ) ( 1 .28 ) ( 1 .03 )
Net asset value, end of year ..............................
$ 97.89  $ 92.63  $ 87.03  $ 75.33  $ 73.77
Total Return
(d)
– – – – –
Based on net asset value .................................
7 .31% 8 .16% 17.73% 3 .97% ( 1 .85 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .51% 1 .58% 1 .84% 1 .72% 1 .50%
Supplemental Data
Net assets, end of year (000) ...............................
$ 23,621,569  $ 23,369,666  $ 24,855,542  $ 28,806,254  $ 28,652,798
Portfolio turnover rate
(f)
...................................
22% 22% 25% 23% 20%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
16
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
iShares ETF
Diversification
Classification
ESG Optimized MSCI USA Min Vol Factor .......................................................................................... Diversified
MSCI USA Min Vol Factor ...................................................................................................... Diversified

Notes to Financial Statements
( continued)
17
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
18
2026
iShares Annual Financial Statements and Additional Information
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Min Vol Factor
Barclays Bank PLC ........................................... $ 1,362,100  $ (1,357,700) $ —  $ 4,400
Goldman Sachs International .................................... 14,013,716  (14,013,716) —  —
HSBC Bank PLC ............................................ 4,667,416  (4,667,416) —  —
Wells Fargo Bank NA ......................................... 27,804,026  (27,804,026) —  —
$ 47,847,258  $ (47,842,858)
$ —
$ 4,400
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)
19
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  July 31, 2026 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2026 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF Investment Advisory Fees
ESG Optimized MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
iShares ETF Amounts
ESG Optimized MSCI USA Min Vol Factor ......................................................................................... $ 66
MSCI USA Min Vol Factor ..................................................................................................... 56,934
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Min Vol Factor ..................................................................
$ 1,348,271,256 $ 1,085,090,614 $ (60,354,407)

Notes to Financial Statements
(continued)
20
2026
iShares Annual Financial Statements and Additional Information
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2026 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2026 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026 , permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF Purchases Sales
ESG Optimized MSCI USA Min Vol Factor ...................................................................... $ 1,866,355  $ 1,872,365
MSCI USA Min Vol Factor .................................................................................. 5,109,145,828  5,107,710,376
iShares ETF In-kind Purchases In-kind Sales
ESG Optimized MSCI USA Min Vol Factor ...................................................................... $ —  $ 1,448,583
MSCI USA Min Vol Factor .................................................................................. 5,401,437,863  6,429,929,550
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG Optimized MSCI USA Min Vol Factor ........................................................................ $ 138,732 $ (138,732)
MSCI USA Min Vol Factor .................................................................................... 1,535,440,212 (1,535,440,212)
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
ESG Optimized MSCI USA Min Vol Factor
Ordinary income ........................................................................................... $ 115,180 $ 164,711
MSCI USA Min Vol Factor
Ordinary income ........................................................................................... $ 350,848,057 $ 385,815,019
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
ESG Optimized MSCI USA Min Vol Factor ....................................
$ 11,787 $ (350,422) $ 827,626 $ 488,991
MSCI USA Min Vol Factor ................................................
33,092,322 (2,752,059,946) 2,360,617,516 (358,350,108)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

Notes to Financial Statements
( continued)
21
Notes to Financial Statements
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Optimized MSCI USA Min Vol Factor ............................... $ 6,844,023  $ 1,428,712  $ (601,086) $ 827,626
MSCI USA Min Vol Factor ........................................... 21,290,927,170  3,927,958,353  (1,567,340,837) 2,360,617,516

Notes to Financial Statements
(continued)
22
2026
iShares Annual Financial Statements and Additional Information
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
ESG Optimized MSCI USA Min Vol Factor
Shares sold ......................................................... —  $ —  —  $ —
Shares redeemed ..................................................... (50,000) (1,450,795) (150,000) (4,375,040)
(50,000) $ (1,450,795) (150,000) $ (4,375,040)
MSCI USA Min Vol Factor
Shares sold ......................................................... 57,100,000  $ 5,425,662,364  61,700,000  $ 5,606,103,101
Shares redeemed ..................................................... (68,100,000) (6,455,403,165) (95,000,000) (8,626,557,330)
(11,000,000) $ (1,029,740,801) (33,300,000) $ (3,020,454,229)

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares ESG Optimized MSCI USA Min Vol Factor ETF
iShares MSCI USA Min Vol Factor ETF

Important Tax Information
(unaudited)
24
2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF
Qualified Dividend
Income
ESG Optimized MSCI USA Min Vol Factor .......................................................................................... $ 119,587
MSCI USA Min Vol Factor ...................................................................................................... 369,895,447
iShares ETF
Qualified Business
Income
ESG Optimized MSCI USA Min Vol Factor .......................................................................................... $ 3,280
MSCI USA Min Vol Factor ...................................................................................................... 4,733,497
iShares ETF
Federal Obligation
Interest
ESG Optimized MSCI USA Min Vol Factor .......................................................................................... $ 324
MSCI USA Min Vol Factor ...................................................................................................... 690,021
iShares ETF
Dividends-Received
Deduction
ESG Optimized MSCI USA Min Vol Factor .......................................................................................... 100.00%
MSCI USA Min Vol Factor ...................................................................................................... 100.00
iShares ETF Interest Dividends
ESG Optimized MSCI USA Min Vol Factor .......................................................................................... $ 686
MSCI USA Min Vol Factor ...................................................................................................... 1,460,824
iShares ETF
Interest-Related
Dividends
ESG Optimized MSCI USA Min Vol Factor .......................................................................................... $ 687
MSCI USA Min Vol Factor ...................................................................................................... 1,463,458

Additional Information
25
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
26
2026
iShares Annual Financial Statements and Additional Information
iShares ESG Optimized MSCI USA Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
27
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
28
2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI USA Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day

Board Review and Approval of Investment Advisory Contract
( continued)
29
Board Review and Approval of Investment Advisory Contract
management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for

Board Review and Approval of Investment Advisory Contract
(continued)
30
2026
iShares Annual Financial Statements and Additional Information
by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
31
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Breakthrough Environmental Solutions ETF | ETEC | NASDAQ
iShares Cybersecurity and Tech ETF | IHAK | NYSE Arca
iShares Energy Storage & Materials ETF | IBAT | NASDAQ
iShares Future Exponential Technologies ETF | XT | NASDAQ
iShares Genomics Immunology and Healthcare ETF | IDNA | NYSE Arca
iShares Neuroscience and Healthcare ETF | IBRN | NYSE Arca
iShares Self-Driving EV and Tech ETF | IDRV | NYSE Arca

Page
2

iShares
®
Breakthrough Environmental Solutions ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  6 .8%
BorgWarner, Inc. ......................... 3,738 $ 238,260
CALB Group Co. Ltd. , Class H
(a) (b)
.............. 21,900 47,281
285,541
a
Automobiles  —  15 .7%
AIMA Technology Group Co. Ltd. , Class A ........ 3,100 9,999
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(b)
................................. 14,800 13,200
BYD Co. Ltd. , Class A ...................... 6,200 87,905
Li Auto, Inc. , Class A
(b)
..................... 11,900 81,047
Lucid Group, Inc.
(b) (c)
....................... 4,321 31,889
NIO, Inc. , Class A
(b)
....................... 15,730 77,185
Rivian Automotive, Inc. , Class A
(b)
.............. 5,719 87,043
Seres Group Co. Ltd. , Class A ................ 2,500 23,066
Tesla, Inc.
(b)
............................. 309 96,164
XPeng, Inc. , Class A
(b)
..................... 11,000 71,349
Yadea Group Holdings Ltd.
(a)
................. 20,000 27,364
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
10,200 52,072
658,283
a
Chemicals  —  3 .6%
Kemira OYJ ............................ 7,689 150,919
a
Electrical Equipment  —  25 .2%
Advanced Energy Solution Holding Co. Ltd. ....... 1,000 27,981
Contemporary Amperex Technology Co. Ltd. , Class H
(c)
2,700 213,745
Doosan Fuel Cell Co. Ltd.
(b)
.................. 2,000 34,088
GE Vernova, Inc. ......................... 154 152,505
Goldwind Science & Technology Co. Ltd. , Class A ... 8,100 22,002
Gotion High-tech Co. Ltd. , Class A ............. 7,700 32,536
Ming Yang Smart Energy Group Ltd. , Class A ...... 8,400 13,842
Nextpower, Inc. , Class A
(b)
................... 1,535 137,950
Ningbo Deye Technology Corp. , Class A ......... 7,936 96,199
Nordex SE
(b) (c)
........................... 2,816 125,818
REPT BATTERO Energy Co. Ltd. , Class H
(b)
...... 49,200 67,618
Vestas Wind Systems A.S. .................. 4,895 131,761
1,056,045
a
Electronic Equipment, Instruments & Components  —  0 .9%
Everdisplay Optronics Shanghai Co. Ltd. , Class A
(b)
.. 105,075 37,673
a
Machinery  —  19 .0%
Kurita Water Industries Ltd. .................. 5,500 295,555
NGK Corp. ............................. 3,400 116,329
Xylem, Inc. ............................. 1,206 141,066
Security Shares Value
a
Machinery (continued)
Yaskawa Electric Corp. ..................... 5,800 $ 172,711
Yutong Bus Co. Ltd. , Class A ................. 14,400 68,669
794,330
a
Semiconductors & Semiconductor Equipment  —  28 .5%
Allegro MicroSystems, Inc.
(b)
................. 5,895 244,642
Duk San Neolux Co. Ltd.
(b)
................... 1,659 34,419
Enphase Energy, Inc.
(b)
..................... 3,357 126,022
First Solar, Inc.
(b)
......................... 701 147,932
Hangzhou First Applied Material Co. Ltd. , Class A ... 19,668 42,686
JA Solar Technology Co. Ltd. , Class A
(b)
.......... 13,280 14,762
Jinko Solar Co. Ltd. , Class A
(b)
................ 34,942 22,416
LONGi Green Energy Technology Co. Ltd. , Class A
(b)
. 48,900 94,007
Sanken Electric Co. Ltd.
(b)
................... 1,600 81,787
Shanghai Aiko Solar Energy Co. Ltd. , Class A
(b)
.... 9,100 16,638
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(b)
......................... 31,200 40,689
Trina Solar Co. Ltd. , Class A
(b)
................ 9,177 18,454
Universal Display Corp. .................... 3,193 255,951
Xinyi Solar Holdings Ltd. .................... 188,000 52,775
1,193,180
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,815,521 ) .................................. 4,175,971
a
Short-Term Securities
Money Market Funds  —  9 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d) (e) (f)
...................... 376,379 376,491
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 1,623 1,623
a
Total Short-Term Securities — 9.0%
(Cost: $ 378,097 ) ................................... 378,114
Total Investments — 108.7%
(Cost: $ 4,193,618 ) .................................. 4,554,085
Liabilities in Excess of Other Assets — ( 8 .7 ) % ............... (364,349)
Net Assets — 100.0% ................................. $ 4,189,736
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Breakthrough Environmental Solutions ETF
4
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 446,740 $ — $ (70,174)
(a)
$ (87) $ 12 $ 376,491 376,379 $ 7,738
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... — 1,623
(a)
— — — 1,623 1,623 91 —
$ — $ (87) $ 12
$ 378,114
$ 7,829 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro Euro STOXX 50 Index .............................................................. 2 09/18/26 $ 15 $ 98
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 98 $ — $ — $ — $ 98
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 3,043 $ — $ — $ — $ 3,043
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 101 $ — $ — $ — $ 101

iShares
®
Breakthrough Environmental Solutions ETF
Schedule of Investments
(continued)
July 31, 2026
5
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 13,846
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 1,765,456  $ 2,410,515  $ —  $ 4,175,971
Short-Term Securities
Money Market Funds ........................................ 378,114  —  —  378,114
$ 2,143,570  $ 2,410,515  $ —  $ 4,554,085
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 98  $ —  $ —  $ 98
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
Cybersecurity and Tech ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Communications Equipment  —  6 .1%
Accton Technology Corp. ................... 486,000 $ 31,501,032
Calix, Inc.
(a)
............................. 855,655 30,718,014
62,219,046
a
IT Services  —  11 .1%
Akamai Technologies, Inc.
(a)
.................. 258,721 29,799,485
NCC Group PLC ......................... 3,480,371 6,613,848
Netcompany Group A.S.
(a) (b) (c)
................. 601,945 30,041,742
Okta, Inc. , Class A
(a)
....................... 325,358 46,178,061
112,633,136
a
Professional Services  —  12 .0%
Booz Allen Hamilton Holding Corp. , Class A ....... 486,045 33,887,057
CACI International, Inc. , Class A
(a) (c)
............ 72,684 36,178,461
Science Applications International Corp. ......... 337,805 39,567,100
Zetrix Ai Bhd
(c)
........................... 67,154,100 12,217,532
121,850,150
a
Software  —  70 .6%
A10 Networks, Inc. ........................ 1,040,838 30,777,580
Alarm.com Holdings, Inc.
(a)
.................. 681,354 37,304,131
Allot Ltd.
(a) (c)
............................ 688,660 5,240,703
BlackBerry Ltd.
(a) (c)
........................ 4,110,203 34,978,579
Check Point Software Technologies Ltd.
(a) (c)
....... 284,400 36,155,772
Clear Secure, Inc. , Class A .................. 708,487 39,136,822
Crowdstrike Holdings, Inc. , Class A
(a)
............ 230,243 43,944,179
CyberArk Software Ltd.
(a)
.................... 67,161 3,022,245
Digital Arts, Inc. .......................... 153,800 3,927,968
Fortinet, Inc.
(a)
........................... 266,970 43,235,791
GB Group PLC .......................... 3,398,712 10,118,263
Gorilla Technology Group, Inc.
(a) (c)
.............. 370,066 4,104,032
Netskope, Inc. , Class A
(a) (c)
................... 3,487,174 43,903,521
OneSpan, Inc. ........................... 538,073 8,329,370
Palo Alto Networks, Inc.
(a)
................... 141,971 47,110,237
Security Shares Value
a
Software (continued)
Qualys, Inc.
(a)
........................... 351,478 $ 50,876,440
Radware Ltd.
(a) (c)
......................... 522,173 13,675,711
Rapid7, Inc.
(a)
........................... 959,281 9,257,062
SailPoint, Inc.
(a) (c)
......................... 970,875 16,281,574
SentinelOne, Inc. , Class A
(a)
.................. 2,421,778 46,159,089
TeamViewer SE
(a) (b)
....................... 2,374,619 16,582,136
Tenable Holdings, Inc.
(a)
.................... 1,386,964 45,270,505
Trend Micro, Inc. ......................... 925,500 37,290,119
Varonis Systems, Inc. , Class B
(a)
............... 1,181,614 47,205,479
Zscaler, Inc.
(a)
........................... 295,362 44,658,734
718,546,042
a
Total Long-Term Investments — 99.8%
(Cost: $ 859,992,420 ) ................................ 1,015,248,374
a
Short-Term Securities
Money Market Funds  —  8 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d) (e) (f)
...................... 87,667,132 87,693,432
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 1,591,683 1,591,683
a
Total Short-Term Securities — 8.8%
(Cost: $ 89,276,348 ) ................................. 89,285,115
Total Investments — 108.6%
(Cost: $ 949,268,768 ) ................................ 1,104,533,489
Liabilities in Excess of Other Assets — ( 8 .6 ) % ............... (87,117,814)
Net Assets — 100.0% ................................. $ 1,017,415,675
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 52,403,496 $ 35,282,276
(a)
$ — $ (1,107) $ 8,767 $ 87,693,432 87,667,132 $ 270,310
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 560,000 1,031,683
(a)
— — — 1,591,683 1,591,683 24,608 —
$ — $ (1,107) $ 8,767
$ 89,285,115
$ 294,918 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Cybersecurity and Tech ETF
Schedule of Investments
(continued)
July 31, 2026
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ...................................................... 14 09/18/26 $ 4,969 $ (381,580)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 381,580 $ — $ — $ — $ 381,580
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,386,497 $ — $ — $ — $ 1,386,497
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (388,545) $ — $ — $ — $ (388,545)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,659,408
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 870,547,337 $ 144,701,037 $ — $ 1,015,248,374
Short-Term Securities
Money Market Funds ....................................... 89,285,115 — — 89,285,115
$ 959,832,452 $ 144,701,037 $ — $ 1,104,533,489

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Cybersecurity and Tech ETF
8
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (381,580) $ — $ — $ (381,580)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
Energy Storage & Materials ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .1%
Jiangsu Azure Corp. , Class A ................. 15,600 $ 36,690
a
Automobile Components  —  1 .7%
CALB Group Co. Ltd. , Class H
(a) (b)
.............. 76,100 164,296
GS Yuasa Corp. ......................... 15,400 518,624
QuantumScape Corp. , Class A
(b) (c)
............. 80,101 418,127
Sebang Global Battery Co. Ltd. ............... 1,067 38,083
1,139,130
a
Automobiles  —  0 .4%
Yadea Group Holdings Ltd.
(a)
................. 192,000 262,695
a
Building Products  —  0 .0%
Central Glass Co. Ltd. ..................... 500 12,371
a
Chemicals  —  40 .0%
Air Liquide SA ........................... 24,183 4,764,256
Air Products and Chemicals, Inc. .............. 16,527 4,873,647
Arkema SA ............................. 1,281 87,252
Asahi Kasei Corp. ........................ 210,100 2,242,805
Aspen Aerogels, Inc.
(b)
..................... 12,033 55,713
BASF SE .............................. 81,650 4,740,076
Dow, Inc. .............................. 13,384 405,401
Evonik Industries AG ...................... 4,742 95,929
Ganfeng Lithium Group Co. Ltd. , Class A ......... 14,900 109,636
Ganfeng Lithium Group Co. Ltd. , Class H
(a)
....... 74,200 348,570
Hanwha Solutions Corp.
(b)
................... 2,360 41,540
Kaneka Corp. ........................... 1,200 42,692
Kolon Industries, Inc. ...................... 384 12,658
LG Chem Ltd. ........................... 7,602 1,346,450
Linde PLC ............................. 4,870 2,329,711
Mitsubishi Chemical Group Corp. .............. 210,700 1,550,510
Mitsubishi Gas Chemical Co., Inc. ............. 3,700 95,572
Mitsui Chemicals, Inc. ...................... 6,700 88,090
Ningbo Shanshan Co. Ltd. , Class A
(b)
........... 20,700 39,032
Nippon Shokubai Co. Ltd. ................... 2,900 39,011
Resonac Holdings Corp. .................... 28,500 2,374,024
Sanyo Chemical Industries Ltd. ............... 300 9,080
Shin-Etsu Chemical Co. Ltd. ................. 35,000 1,247,754
Syensqo SA ............................ 1,344 119,558
Toray Industries, Inc. ...................... 28,000 201,131
Umicore SA ............................ 4,126 102,984
Wanhua Chemical Group Co. Ltd. , Class A ........ 3,500 38,555
Zeon Corp. ............................. 3,700 51,887
27,453,524
a
Communications Equipment  —  0 .2%
Seojin System Co. Ltd.
(b)
.................... 7,314 165,334
a
Electrical Equipment  —  33 .9%
Advanced Energy Solution Holding Co. Ltd. ....... 6,000 167,887
Alfen N.V.
(a) (b)
............................ 3,314 47,487
Amprius Technologies, Inc.
(b)
................. 21,776 209,050
Ballard Power Systems, Inc.
(b) (c)
............... 39,344 105,048
Bloom Energy Corp. , Class A
(b)
................ 24,625 5,068,071
Ceres Power Holdings PLC
(b)
................. 25,503 120,255
Contemporary Amperex Technology Co. Ltd. , Class A 40,700 2,384,294
Contemporary Amperex Technology Co. Ltd. , Class H 31,900 2,525,356
Doosan Fuel Cell Co. Ltd.
(b)
.................. 7,045 120,075
Eaton Corp. PLC ......................... 6,377 2,647,730
EnerSys ............................... 5,668 1,054,531
Eos Energy Enterprises, Inc.
(b) (c)
............... 52,209 176,466
Eve Energy Co. Ltd. , Class A ................. 19,900 159,907
Security Shares Value
a
Electrical Equipment (continued)
Fluence Energy, Inc. , Class A
(b) (c)
.............. 13,163 $ 183,361
FuelCell Energy, Inc.
(b)
..................... 8,137 175,841
Furukawa Electric Co. Ltd. ................... 109,000 2,079,929
Gotion High-tech Co. Ltd. , Class A ............. 16,800 70,987
ITM Power PLC
(b)
......................... 74,133 102,514
Jiangsu Zenergy Battery Technologies Group Co. Ltd. ,
Class H
(b)
............................ 126,300 91,079
Kempower OYJ
(b) (c)
........................ 3,361 39,865
LG Energy Solution Ltd.
(b)
................... 8,997 2,035,392
NEL ASA
(b) (c)
............................ 267,731 60,946
Ningbo Deye Technology Corp. , Class A ......... 11,700 141,826
Phihong Technology Co. Ltd.
(b)
................ 60,000 38,784
Plug Power, Inc.
(b) (c)
....................... 203,975 420,189
Qingdao TGOOD Electric Co. Ltd. , Class A ....... 9,800 50,762
Schneider Electric SE ...................... 8,246 2,770,535
SFC Energy AG , Bearer
(b)
................... 2,671 62,095
Sunwoda Electronic Co. Ltd. , Class A ........... 17,100 48,232
Zaptec ASA
(b)
........................... 13,360 64,010
23,222,504
a
Electronic Equipment, Instruments & Components  —  20 .6%
Delta Electronics, Inc. ...................... 37,000 1,820,312
Kyocera Corp. ........................... 25,000 570,170
Maxell Ltd. ............................. 700 9,000
Murata Manufacturing Co. Ltd. ................ 82,300 3,749,943
Nichicon Corp. .......................... 10,200 181,262
Samsung Electro-Mechanics Co. Ltd. ........... 1,111 848,967
Samsung SDI Co. Ltd.
(b)
.................... 10,549 2,876,516
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 12,500 51,025
TDK Corp. ............................. 207,200 3,984,136
14,091,331
a
Machinery  —  0 .5%
Kaori Heat Treatment Co. Ltd. ................ 14,000 367,000
a
Semiconductors & Semiconductor Equipment  —  2 .2%
Enphase Energy, Inc.
(b) (c)
.................... 20,270 760,936
Entegris, Inc. ............................ 2,831 337,030
MiCo Ltd.
(b)
............................. 4,040 40,529
SolarEdge Technologies, Inc.
(b)
................ 9,358 385,550
1,524,045
a
Total Common Stocks — 99.6%
(Cost: $ 65,654,947 ) ................................. 68,274,624
a
Preferred Stocks
Chemicals  —  0 .2%
LG Chem Ltd. , Preference Shares , NVS ......... 1,181 97,191
a
Electronic Equipment, Instruments & Components  —  0 .0%
Samsung Electro-Mechanics Co. Ltd. , Preference
Shares , NVS .......................... 53 14,662
a
a
Total Preferred Stocks — 0.2%
(Cost: $ 163,562 ) ................................... 111,853
Total Long-Term Investments — 99.8%
(Cost: $ 65,818,509 ) ................................. 68,386,477

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Energy Storage & Materials ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d) (e) (f)
...................... 1,865,886 $ 1,866,446
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 27,660 27,660
a
Total Short-Term Securities — 2.7%
(Cost: $ 1,894,039 ) .................................. 1,894,106
Total Investments — 102.5%
(Cost: $ 67,712,548 ) ................................. 70,280,583
Liabilities in Excess of Other Assets — ( 2 .5 ) % ............... (1,724,245)
Net Assets — 100.0% ................................. $ 68,556,338
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 360,470 $ 1,506,403
(a)
$ — $ (491) $ 64 $ 1,866,446 1,865,886 $ 13,193
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 27,660
(a)
— — — 27,660 27,660 2,991 —
$ — $ (491) $ 64
$ 1,894,106
$ 16,184 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ..................................................................... 3 09/10/26 $ 74 $ (1,209)
Micro E-Mini Russell 2000 Index ........................................................... 5 09/18/26 73 (1,495)
$ (2,704)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 2,704 $ — $ — $ — $ 2,704
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
Energy Storage & Materials ETF
Schedule of Investments
(continued)
July 31, 2026
11
Schedule of Investments
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 32,144 $ — $ — $ — $ 32,144
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (3,673) $ — $ — $ — $ (3,673)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 127,321
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 19,869,097 $ 48,405,527 $ — $ 68,274,624
Preferred Stocks .......................................... — 111,853 — 111,853
Short-Term Securities
Money Market Funds ....................................... 1,894,106 — — 1,894,106
$ 21,763,203 $ 48,517,380 $ — $ 70,280,583
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (1,495) $ (1,209) $ — $ (2,704)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
Future Exponential Technologies ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  0 .4%
Codan Ltd. ............................. 44,148 $ 1,239,976
DigiCo Infrastructure REIT ................... 22,849 40,677
IGO Ltd.
(a)
.............................. 451,776 2,174,317
Macquarie Technology Group Ltd.
(a)
............ 769 32,606
Megaport Ltd.
(a)
.......................... 16,929 216,379
Mineral Resources Ltd.
(a) (b)
................... 111,201 4,519,434
PLS Group Ltd.
(a) (b)
........................ 2,200,342 6,393,377
14,616,766
a
Belgium  —  0 .0%
Melexis N.V. ............................ 12,099 950,063
a
Canada  —  0 .2%
Boralex, Inc. , Class A ...................... 40,233 1,064,194
Brookfield Renewable Corp. ................. 53,406 1,782,168
CGI, Inc. .............................. 8,795 643,760
Lithium Americas Corp.
(a) (b)
.................. 233,525 668,000
Northland Power, Inc. ...................... 98,545 1,533,867
5,691,989
a
China  —  3 .1%
Alibaba Group Holding Ltd. .................. 749,500 11,417,428
Baidu, Inc. , Class A
(a)
...................... 102,600 1,421,277
BeOne Medicines Ltd. , Class H
(a) (b)
............. 202,500 5,005,797
BYD Co. Ltd. , Class A ...................... 265,300 3,761,493
CALB Group Co. Ltd. , Class H
(a) (c)
.............. 321,400 693,885
China Longyuan Power Group Corp. Ltd. , Class H .. 1,236,000 909,397
China Resources Power Holdings Co. Ltd.
(b)
....... 726,000 1,788,633
China Suntien Green Energy Corp. Ltd. , Class H
(b)
.. 583,000 244,868
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 802,710 463,646
Contemporary Amperex Technology Co. Ltd. , Class H 136,500 10,805,989
CSI Solar Co. Ltd. , Class A .................. 121,195 188,327
Ganfeng Lithium Group Co. Ltd. , Class A ......... 88,002 647,529
Gotion High-tech Co. Ltd. , Class A ............. 82,904 350,304
Innovent Biologics, Inc.
(a) (c)
................... 383,000 4,229,158
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 112,400 124,941
Jinko Solar Co. Ltd. , Class A
(a)
................ 293,740 188,440
Li Auto, Inc. , Class A
(a) (b)
.................... 693,700 4,724,544
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 219,836 422,622
NIO, Inc. , Class A
(a)
....................... 1,066,500 5,233,146
Sunny Optical Technology Group Co. Ltd.
(b)
....... 479,200 3,424,920
TAL Education Group , ADR
(a)
................. 18,901 236,263
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 121,100 157,931
Tencent Holdings Ltd. ...................... 237,400 14,505,849
Tianqi Lithium Corp. , Class A
(a)
................ 82,207 552,431
Tongwei Co. Ltd. , Class A
(a)
.................. 134,900 233,266
Trina Solar Co. Ltd. , Class A
(a)
................ 84,276 169,473
Xiaomi Corp. , Class B
(a) (b) (c)
.................. 10,628,400 39,000,733
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 66,409 178,016
XPeng, Inc. , Class A
(a)
..................... 804,600 5,218,874
116,299,180
a
Denmark  —  1 .3%
Novo Nordisk A.S. , Class B .................. 747,278 35,347,426
Orsted A.S.
(a) (c)
........................... 179,995 4,013,051
Vestas Wind Systems A.S. .................. 373,821 10,062,311
49,422,788
a
France  —  2 .1%
Engie SA .............................. 682,847 21,285,097
Legrand SA ............................ 11,268 1,713,065
Security Shares Value
a
France (continued)
Sanofi SA .............................. 238,246 $ 20,515,757
Schneider Electric SE ...................... 22,145 7,440,394
STMicroelectronics N.V. .................... 360,035 19,232,495
Thales SA .............................. 36,645 10,432,115
80,618,923
a
Germany  —  3 .2%
BioNTech SE , ADR
(a)
...................... 26,279 2,380,352
Hensoldt AG
(b)
........................... 25,225 2,317,140
Infineon Technologies AG ................... 842,123 60,433,719
Rheinmetall AG .......................... 18,573 24,552,551
RWE AG .............................. 232,499 15,294,469
Siemens Energy AG ....................... 91,589 15,647,337
120,625,568
a
Hong Kong  —  0 .0%
Xinyi Energy Holdings Ltd. ................... 540,000 61,905
a
Indonesia  —  0 .0%
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 305,787,200 849,692
a
Italy  —  1 .1%
Enel SpA .............................. 2,818,856 31,834,465
Leonardo SpA ........................... 156,805 9,993,889
Nexi SpA
(b) (c)
............................ 196,745 964,225
42,792,579
a
Japan  —  3 .6%
Advantest Corp. .......................... 30,800 6,085,524
Chugai Pharmaceutical Co. Ltd. ............... 151,100 6,556,432
Daifuku Co. Ltd. .......................... 146,100 5,381,767
Daiichi Sankyo Co. Ltd. ..................... 407,600 6,587,438
FANUC Corp. ........................... 362,100 14,590,991
Harmonic Drive Systems, Inc. ................ 21,400 803,567
Murata Manufacturing Co. Ltd. ................ 1,237,700 56,394,956
Nabtesco Corp. .......................... 15,900 457,013
Rakuten Group, Inc.
(a)
...................... 562,200 2,931,394
Renesas Electronics Corp. .................. 1,129,700 22,643,427
Taiyo Yuden Co. Ltd. ...................... 12,800 791,566
Takeda Pharmaceutical Co. Ltd. ............... 344,600 11,832,056
Yaskawa Electric Corp. ..................... 107,600 3,204,091
138,260,222
a
Netherlands  —  0 .3%
Adyen N.V.
(a) (c)
........................... 11,858 12,062,144
a
Norway  —  0 .1%
Kongsberg Gruppen ASA ................... 171,406 5,356,946
a
Portugal  —  0 .2%
EDP Renewables SA ...................... 99,020 1,536,487
EDP SA ............................... 1,010,867 5,205,259
6,741,746
a
Singapore  —  0 .2%
Singapore Technologies Engineering Ltd. ......... 1,037,600 8,153,239
a
South Korea  —  1 .5%
LG Energy Solution Ltd.
(a)
................... 35,614 8,056,957
NAVER Corp. ........................... 4,991 714,515
Samsung SDI Co. Ltd.
(a)
.................... 52,989 14,449,114
SK hynix, Inc. ........................... 28,257 32,090,203
55,310,789
a

iShares
®
Future Exponential Technologies ETF
Schedule of Investments
(continued)
July 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Spain  —  1 .4%
Iberdrola SA ............................ 2,231,355 $ 53,002,679
a
Sweden  —  0 .2%
Saab AB , Class B ........................ 148,927 9,358,240
a
Switzerland  —  3 .5%
Novartis AG , Registered .................... 421,832 65,971,046
Roche Holding AG , NVS .................... 155,208 67,840,234
133,811,280
a
Taiwan  —  2 .3%
Delta Electronics, Inc. ...................... 228,000 11,217,056
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 1,021,000 75,518,509
86,735,565
a
United Kingdom  —  3 .8%
AstraZeneca PLC ........................ 338,481 57,579,106
BAE Systems PLC ........................ 1,123,669 31,810,317
GSK PLC .............................. 862,543 22,428,582
London Stock Exchange Group PLC ............ 159,278 17,917,588
SSE PLC .............................. 420,440 13,283,147
Wise Group PLC , Class A
(a)
.................. 269,088 3,213,980
146,232,720
a
United States  —  71 .0%
AbbVie, Inc. ............................ 372,278 93,419,441
Accenture PLC , Class A .................... 26,733 4,435,539
Advanced Micro Devices, Inc.
(a)
............... 69,803 33,236,698
Agilent Technologies, Inc. ................... 62,639 8,667,358
Air Products and Chemicals, Inc. .............. 81,752 24,107,847
Akamai Technologies, Inc.
(a)
.................. 54,821 6,314,283
Albemarle Corp. ......................... 84,666 9,960,108
Alnylam Pharmaceuticals, Inc.
(a)
............... 29,890 6,142,993
Alphabet, Inc. , Class A ..................... 247,992 88,317,391
Amazon.com, Inc.
(a)
....................... 440,607 119,660,049
Amgen, Inc. ............................ 113,009 43,526,546
Amphenol Corp. , Class A ................... 51,223 8,231,536
Analog Devices, Inc. ....................... 308,279 113,264,787
AppLovin Corp. , Class A
(a)
................... 9,673 3,829,541
Arista Networks, Inc.
(a)
..................... 42,465 7,658,563
Biogen, Inc.
(a)
........................... 32,029 6,500,286
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 2,296 747,302
Block, Inc. , Class A
(a)
...................... 212,493 17,262,931
Bloom Energy Corp. , Class A
(a)
................ 12,266 2,524,465
Bridgebio Pharma, Inc.
(a)
.................... 34,706 2,779,604
Bristol-Myers Squibb Co. .................... 452,512 29,553,559
Broadcom, Inc. .......................... 213,189 82,990,214
Broadridge Financial Solutions, Inc. ............ 43,340 6,672,193
Cadence Design Systems, Inc.
(a)
.............. 10,613 3,608,632
Cisco Systems, Inc. ....................... 414,458 48,072,983
Cloudflare, Inc. , Class A
(a)
................... 113,435 31,646,096
Coinbase Global, Inc. , Class A
(a)
............... 94,159 13,771,695
CoStar Group, Inc.
(a)
....................... 15,524 446,470
CRISPR Therapeutics AG
(a) (b)
................. 21,837 1,047,958
Crowdstrike Holdings, Inc. , Class A
(a)
............ 395,567 75,497,918
Danaher Corp. .......................... 138,526 27,009,799
Eaton Corp. PLC ......................... 41,818 17,362,834
Elastic N.V.
(a)
............................ 32,341 2,127,714
Eli Lilly & Co. ........................... 134,371 154,370,780
Emerson Electric Co. ...................... 213,086 31,924,545
Enphase Energy, Inc.
(a)
..................... 57,497 2,158,437
Entegris, Inc. ............................ 6,446 767,396
EPAM Systems, Inc.
(a)
...................... 5,669 598,420
FactSet Research Systems, Inc. ............... 13,740 3,616,368
Fair Isaac Corp.
(a)
......................... 8,251 9,265,625
Security Shares Value
a
United States (continued)
First Solar, Inc.
(a)
......................... 41,317 $ 8,719,127
Fortinet, Inc.
(a)
........................... 219,341 35,522,275
GE Vernova, Inc. ......................... 30,201 29,907,748
Gen Digital, Inc. .......................... 197,884 5,431,916
Gilead Sciences, Inc. ...................... 281,057 36,596,432
Guardant Health, Inc.
(a)
..................... 28,538 4,622,871
Hubbell, Inc. , Class B ...................... 18,061 8,534,726
Illumina, Inc.
(a)
........................... 33,846 6,941,815
International Business Machines Corp. .......... 40,209 8,992,743
Intuitive Surgical, Inc.
(a)
..................... 131,014 46,291,177
Jazz Pharmaceuticals PLC
(a)
................. 13,696 3,463,171
Johnson & Johnson ....................... 504,767 129,397,020
Lincoln Electric Holdings, Inc. ................ 19,770 5,166,099
MarketAxess Holdings, Inc. .................. 13,721 2,226,918
Marvell Technology, Inc. .................... 25,055 4,699,316
Merck & Co., Inc. ......................... 515,140 67,071,228
Meta Platforms, Inc. , Class A ................. 96,188 53,548,821
Micron Technology, Inc. ..................... 46,829 38,541,672
Microsoft Corp. .......................... 330,389 153,538,376
Moderna, Inc.
(a)
.......................... 75,529 4,140,500
MongoDB, Inc. , Class A
(a)
................... 2,999 1,012,103
Monolithic Power Systems, Inc. ............... 5,078 7,241,380
Nasdaq, Inc. ............................ 144,723 13,631,459
Nextpower, Inc. , Class A
(a)
................... 66,444 5,971,322
Northrop Grumman Corp. ................... 54,021 29,305,312
NVIDIA Corp. ........................... 740,089 148,572,867
NXP Semiconductors N.V. ................... 159,304 36,506,105
Okta, Inc. , Class A
(a)
....................... 64,602 9,168,962
ON Semiconductor Corp.
(a)
.................. 240,652 19,639,610
Oracle Corp. ............................ 73,922 9,600,250
Palantir Technologies, Inc. , Class A
(a)
........... 103,493 12,735,849
Palo Alto Networks, Inc.
(a)
................... 313,376 103,987,558
Penumbra, Inc.
(a)
......................... 8,109 2,604,530
Pfizer, Inc. ............................. 1,250,422 31,273,054
Regeneron Pharmaceuticals, Inc. .............. 21,960 16,747,355
Repligen Corp.
(a)
......................... 11,384 1,605,258
Revvity, Inc. ............................ 25,046 2,818,176
Rocket Companies, Inc. , Class A
(a)
............. 396,389 5,113,418
Rockwell Automation, Inc. ................... 40,732 19,554,619
S&P Global, Inc. ......................... 111,251 45,827,624
Seagate Technology Holdings PLC ............. 9,096 7,787,358
SEI Investments Co. ....................... 36,159 3,723,654
Sensata Technologies Holding PLC ............ 83,073 3,845,449
SentinelOne, Inc. , Class A
(a)
.................. 124,638 2,375,600
Snowflake, Inc. , Class A
(a)
................... 14,593 4,279,835
SoFi Technologies, Inc.
(a) (b)
.................. 508,202 8,288,775
Synopsys, Inc.
(a)
......................... 7,783 3,025,719
TE Connectivity PLC ...................... 187,274 38,520,389
Tesla, Inc.
(a)
............................. 377,582 117,507,294
Texas Instruments, Inc. ..................... 530,808 146,364,998
Tradeweb Markets, Inc. , Class A ............... 43,119 4,333,460
Vertex Pharmaceuticals, Inc.
(a)
................ 55,345 26,405,099
Waters Corp.
(a)
.......................... 22,289 8,409,863
Western Digital Corp. ...................... 14,200 7,736,728
Workday, Inc. , Class A
(a)
.................... 8,702 1,395,279
Zscaler, Inc.
(a)
........................... 40,565 6,133,428
2,709,500,594
a
Total Common Stocks — 99.5%
(Cost: $ 3,013,099,303 ) ............................... 3,796,455,617

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Future Exponential Technologies ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Preferred Stocks
Chile  —  0 .2%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 103,418 $ 6,974,250
a
Germany  —  0 .0%
Sartorius AG , Preference Shares , NVS
(b)
......... 2,798 705,190
a
Total Preferred Stocks — 0.2%
(Cost: $ 4,432,654 ) .................................. 7,679,440
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,017,531,957 ) ............................... 3,804,135,057
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d) (e) (f)
...................... 63,921,482 $ 63,940,659
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 5,679,649 5,679,649
a
Total Short-Term Securities — 1.8%
(Cost: $ 69,606,664 ) ................................. 69,620,308
Total Investments —  101.5%
(Cost: $ 3,087,138,621 ) ............................... 3,873,755,365
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (57,631,107)
Net Assets — 100.0% ................................. $ 3,816,124,258
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 79,508,881 $ — $ (15,572,043)
(a)
$ 30,485 $ (26,664) $ 63,940,659 63,921,482 $ 319,190
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 7,900,000 — (2,220,351)
(a)
— — 5,679,649 5,679,649 216,529 —
$ — $ 30,485 $ (26,664)
$ 69,620,308
$ 535,719 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 19 09/18/26 $ 7,143 $ (24,962)
Euro STOXX 50 Index ................................................................. 19 09/18/26 1,396 11,577
MSCI Emerging Markets Index ............................................................ 24 09/18/26 1,971 (169,143)
$ (182,528)

iShares
®
Future Exponential Technologies ETF
Schedule of Investments
(continued)
July 31, 2026
15
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 11,577 $ — $ — $ — $ 11,577
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 194,105 $ — $ — $ — $ 194,105
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,342,282 $ — $ — $ — $ 1,342,282
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (277,890) $ — $ — $ — $ (277,890)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 8,313,395
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 2,724,015,835 $ 1,072,439,782 $ — $ 3,796,455,617
Preferred Stocks .......................................... 6,974,250 705,190 — 7,679,440
Short-Term Securities
Money Market Funds ....................................... 69,620,308 — — 69,620,308
$ 2,800,610,393 $ 1,073,144,972 $ — $ 3,873,755,365
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 11,577 $ — $ — $ 11,577
Liabilities
Equity Contracts ............................................ (194,105) — — (194,105)
$ (182,528) $ — $ — $ (182,528)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
Genomics Immunology and Healthcare ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Canada  —  1 .5%
AbCellera Biologics, Inc.
(a) (b)
.................. 508,935 $ 2,906,019
a
China  —  2 .3%
GenFleet Therapeutics Shanghai, Inc. , Class H
(a) (b)
.. 419,200 1,480,868
Shanghai Henlius Biotech, Inc. , Class H
(b) (c)
....... 135,900 964,127
Sunshine Lake Pharma Co. Ltd. , Class H
(a) (b)
...... 351,500 1,874,392
4,319,387
a
Denmark  —  4 .2%
Genmab A.S.
(b)
.......................... 28,069 8,079,336
a
France  —  7 .8%
Ipsen SA .............................. 37,928 7,328,654
Sanofi SA .............................. 76,788 6,612,342
Valneva SE
(a) (b)
.......................... 349,239 866,333
14,807,329
a
Germany  —  8 .5%
Bayer AG , Registered ...................... 165,508 9,184,988
BioNTech SE , ADR
(b)
...................... 78,540 7,114,153
16,299,141
a
Iceland  —  0 .5%
Alvotech SA
(a) (b)
.......................... 244,900 1,008,988
a
Japan  —  6 .0%
Ono Pharmaceutical Co. Ltd. ................. 244,500 3,654,051
Takeda Pharmaceutical Co. Ltd. ............... 225,100 7,728,949
11,383,000
a
South Korea  —  0 .3%
AbClon, Inc.
(b)
........................... 34,319 469,839
a
Switzerland  —  3 .9%
Roche Holding AG , NVS .................... 16,796 7,341,404
a
United Kingdom  —  3 .6%
GSK PLC .............................. 266,670 6,934,182
a
United States  —  61 .2%
Arcus Biosciences, Inc.
(b)
.................... 181,763 5,123,899
Caris Life Sciences, Inc.
(b)
................... 266,135 4,170,335
Corvus Pharmaceuticals, Inc.
(a) (b)
.............. 137,099 1,817,933
CRISPR Therapeutics AG
(a) (b)
................. 62,247 2,987,234
CytomX Therapeutics, Inc.
(b)
................. 375,908 1,165,315
Design Therapeutics, Inc.
(b)
.................. 81,808 996,421
Exelixis, Inc.
(b)
........................... 131,275 6,961,513
Ginkgo Bioworks Holdings, Inc.
(b)
.............. 101,324 819,711
Ideaya Biosciences, Inc.
(a) (b)
.................. 180,483 6,407,147
ImmunityBio, Inc.
(a) (b)
....................... 817,183 5,859,202
Incyte Corp.
(b)
........................... 67,570 8,075,966
Intellia Therapeutics, Inc.
(a) (b)
................. 91,888 981,364
Iovance Biotherapeutics, Inc.
(a) (b)
............... 841,830 3,426,248
Janux Therapeutics, Inc.
(b)
................... 124,166 1,883,598
Kura Oncology, Inc.
(a) (b)
..................... 186,448 1,679,896
Merck & Co., Inc. ......................... 57,270 7,456,554
Moderna, Inc.
(b)
.......................... 145,819 7,993,798
Security Shares Value
a
United States (continued)
Novavax, Inc.
(a) (b)
......................... 339,643 $ 2,486,187
Nuvation Bio, Inc.
(a) (b)
...................... 536,281 3,394,659
Ocugen, Inc.
(a) (b)
.......................... 723,783 890,253
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
.......... 19,498 —
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
.......... 19,498 —
Pacific Biosciences of California, Inc.
(a) (b)
......... 622,048 870,867
Personalis, Inc.
(a) (b)
........................ 134,479 1,702,504
Prime Medicine, Inc.
(a) (b)
.................... 65,480 191,202
Regeneron Pharmaceuticals, Inc. .............. 10,887 8,302,753
Revolution Medicines, Inc.
(b)
.................. 46,352 8,692,391
Rigel Pharmaceuticals, Inc.
(b)
................. 38,807 1,428,486
Twist Bioscience Corp.
(b)
.................... 99,937 9,149,231
Verastem, Inc.
(a) (b)
......................... 178,719 1,036,570
Vertex Pharmaceuticals, Inc.
(b)
................ 15,481 7,385,985
Vir Biotechnology, Inc.
(a) (b)
................... 289,265 2,505,035
Xencor, Inc.
(b)
........................... 48,671 983,641
116,825,898
a
Total Common Stocks — 99.8%
(Cost: $ 161,541,539 ) ................................ 190,374,523
a
Rights
United States  —  0 .0%
Arcellx, Inc. CVR (Expires 04/01/30 )
(a) (b)
.......... 73,059 5,114
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 5,114
a
Total Long-Term Investments — 99.8%
(Cost: $ 161,541,539 ) ................................ 190,379,637
a
Short-Term Securities
Money Market Funds  —  12 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 22,945,346 22,952,230
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 177,863 177,863
a
Total Short-Term Securities — 12.1%
(Cost: $ 23,127,836 ) ................................. 23,130,093
Total Investments —  111.9%
(Cost: $ 184,669,375 ) ................................ 213,509,730
Liabilities in Excess of Other Assets — ( 11 .9 ) % .............. (22,645,063)
Net Assets — 100.0% ................................. $ 190,864,667
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Genomics Immunology and Healthcare ETF
Schedule of Investments
(continued)
July 31, 2026
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 17,020,058 $ 5,935,380
(a)
$ — $ (5,465) $ 2,257 $ 22,952,230 22,945,346 $ 265,602
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 40,000 137,863
(a)
— — — 177,863 177,863 5,209 —
$ — $ (5,465) $ 2,257
$ 23,130,093
$ 270,811 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 3 09/18/26 $ 494 $ 25,692
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 25,692 $ — $ — $ — $ 25,692
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 57,512 $ — $ — $ — $ 57,512
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 32,601 $ — $ — $ — $ 32,601
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 383,858
a

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Genomics Immunology and Healthcare ETF
18
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 129,729,450  $ 60,645,073  $ —  $ 190,374,523
Rights .................................................. —  5,114  —  5,114
Short-Term Securities
Money Market Funds ........................................ 23,130,093  —  —  23,130,093
$ 152,859,543  $ 60,650,187  $ —  $ 213,509,730
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 25,692  $ —  $ —  $ 25,692
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Neuroscience and Healthcare ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  72 .6%
AC Immune SA
(a)
......................... 3,783 $ 8,285
ACADIA Pharmaceuticals, Inc.
(a)
............... 9,949 257,381
Acumen Pharmaceuticals, Inc.
(a)
............... 3,768 8,101
Alector, Inc.
(a)
........................... 4,762 7,191
Alkermes PLC
(a)
.......................... 5,153 252,445
Anavex Life Sciences Corp.
(a) (b)
............... 5,343 14,693
Annexon, Inc.
(a)
.......................... 8,380 42,696
Argenx SE , ADR
(a)
........................ 248 211,747
Arrowhead Pharmaceuticals, Inc.
(a)
............. 3,016 255,304
Benitec Biopharma, Inc.
(a) (b)
.................. 1,981 23,198
BioArctic AB , Class B
(b) (c)
.................... 2,506 85,563
Biogen, Inc.
(a)
........................... 1,129 229,131
Biohaven Ltd.
(a)
.......................... 7,377 99,589
Bright Minds Biosciences, Inc.
(a)
............... 445 32,601
Capricor Therapeutics, Inc.
(a) (b)
................ 3,077 11,846
Denali Therapeutics, Inc.
(a)
.................. 8,750 201,425
Design Therapeutics, Inc.
(a)
.................. 2,215 26,979
Dianthus Therapeutics, Inc.
(a) (b)
................ 2,739 292,853
Dyne Therapeutics, Inc.
(a)
................... 7,764 195,498
Entrada Therapeutics, Inc.
(a)
................. 1,328 9,017
Idorsia Ltd.
(a)
............................ 10,423 78,965
Inhibikase Therapeutics, Inc.
(a)
................ 5,679 12,380
Larimar Therapeutics, Inc.
(a)
.................. 3,008 11,491
MapLight Therapeutics, Inc.
(a) (b)
............... 445 5,794
Neurocrine Biosciences, Inc.
(a)
................ 1,345 224,346
Neurogene, Inc.
(a)
......................... 740 24,339
Oncolys BioPharma, Inc.
(a) (b)
................. 1,600 26,307
Ovid Therapeutics, Inc.
(a)
.................... 9,777 21,705
PepGen, Inc.
(a)
.......................... 3,476 6,118
Praxis Precision Medicines, Inc.
(a) (b)
............. 868 267,196
Prothena Corp. PLC
(a)
...................... 2,759 22,403
PTC Therapeutics, Inc.
(a)
.................... 3,109 211,443
REGENXBIO, Inc.
(a)
....................... 2,749 26,638
SanBio Co. Ltd.
(a) (b)
........................ 3,400 19,555
Santhera Pharmaceuticals Holding AG
(a) (b)
........ 771 13,512
Sarepta Therapeutics, Inc.
(a)
................. 5,954 88,476
Scholar Rock Holding Corp.
(a)
................ 4,979 235,482
Solid Biosciences, Inc.
(a)
.................... 4,599 37,068
Taysha Gene Therapies, Inc.
(a)
................ 13,999 82,034
Tonix Pharmaceuticals Holding Corp.
(a)
.......... 953 9,540
Vanda Pharmaceuticals, Inc.
(a)
................ 3,342 17,044
Voyager Therapeutics, Inc.
(a)
................. 3,080 9,332
Xenon Pharmaceuticals, Inc.
(a)
................ 4,264 267,225
3,983,936
a
Health Care Equipment & Supplies  —  6 .3%
Axogen, Inc.
(a)
........................... 3,041 128,361
Brainsway Ltd. , ADR
(a) (b)
.................... 1,724 26,257
Ceribell, Inc.
(a)
........................... 1,447 25,597
ClearPoint Neuro, Inc.
(a)
.................... 1,572 23,486
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.
(a)
........... 3,915 $ 65,185
MicroPort NeuroScientific Corp.
(b)
.............. 19,000 21,657
NeuroPace, Inc.
(a)
........................ 1,543 19,889
Peijia Medical Ltd.
(a) (c)
...................... 28,000 14,313
Zylox-Tonbridge Medical Technology Co. Ltd. , Class H
(c)
8,000 19,417
344,162
a
Pharmaceuticals  —  20 .1%
Alto Neuroscience, Inc.
(a)
.................... 1,846 49,971
Axsome Therapeutics, Inc.
(a)
................. 949 206,872
Cognition Therapeutics, Inc.
(a)
................ 4,543 4,041
Edgewise Therapeutics, Inc.
(a)
................ 4,615 177,354
H Lundbeck A.S. ......................... 15,754 100,792
LB Pharmaceuticals, Inc.
(a)
.................. 1,221 48,938
Medincell SA , NVS
(a) (b)
..................... 1,372 41,256
Myung In Pharma Co. Ltd. ................... 212 6,241
Neumora Therapeutics, Inc.
(a)
................. 4,388 7,065
Neuren Pharmaceuticals Ltd.
(a)
................ 6,435 81,113
Newron Pharmaceuticals SpA
(a)
............... 1,060 15,362
Rapport Therapeutics, Inc.
(a)
................. 1,673 68,560
Relmada Therapeutics, Inc.
(a)
................. 5,416 28,759
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 2,295 126,095
Supernus Pharmaceuticals, Inc.
(a)
.............. 3,202 142,905
1,105,324
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Dynavox Group AB ....................... 5,818 43,886
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,857,684 ) .................................. 5,477,308
a
Short-Term Securities
Money Market Funds  —  15 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d) (e) (f)
...................... 837,685 837,937
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 5,950 5,950
a
Total Short-Term Securities — 15.4%
(Cost: $ 843,806 ) ................................... 843,887
Total Investments — 115.2%
(Cost: $ 4,701,490 ) .................................. 6,321,195
Liabilities in Excess of Other Assets — ( 15 .2 ) % .............. (835,661)
Net Assets — 100.0% ................................. $ 5,485,534
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Neuroscience and Healthcare ETF
20
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,146,198 $ — $ (308,365)
(a)
$ 58 $ 46 $ 837,937 837,685 $ 7,657
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares — 5,950
(a)
— — — 5,950 5,950 573 —
$ — $ 58 $ 46
$ 843,887
$ 8,230 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 95 $ — $ — $ — $ 95
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 4,783,274 $ 694,034 $ — $ 5,477,308
Short-Term Securities
Money Market Funds ........................................ 843,887 — — 843,887
$ 5,627,161 $ 694,034 $ — $ 6,321,195

iShares
®
Self-Driving EV and Tech ETF
Schedule of Investments
July 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  4 .5%
Elevra Lithium Ltd.
(a) (b)
...................... 129,150 $ 675,703
Liontown Ltd.
(b)
.......................... 1,573,593 1,064,357
PLS Group Ltd.
(b)
......................... 1,473,645 4,281,865
6,021,925
a
Canada  —  1 .2%
NFI Group, Inc.
(b)
......................... 87,927 1,581,852
a
China  —  27 .6%
BYD Co. Ltd. , Class H ..................... 538,500 6,437,677
CALB Group Co. Ltd. , Class H
(b) (c)
.............. 356,700 770,096
Contemporary Amperex Technology Co. Ltd. , Class H 67,900 5,375,287
Ganfeng Lithium Group Co. Ltd. , Class H
(c)
....... 358,480 1,684,033
Hesai Group , Class B
(a) (b)
.................... 519,940 1,098,888
Li Auto, Inc. , Class A
(a) (b)
.................... 852,600 5,806,756
NIO, Inc. , Class A
(b)
....................... 1,097,670 5,386,092
REPT BATTERO Energy Co. Ltd. , Class H
(b)
...... 297,400 408,734
RoboSense Technology Co. Ltd.
(b)
............. 177,000 536,684
Seres Group Co. Ltd. , Class H ................ 67,200 410,615
Tianneng Power International Ltd.
(a)
............ 490,000 316,761
WeRide, Inc. , Class A
(b)
..................... 542,500 1,055,705
XPeng, Inc. , Class A
(b)
..................... 743,400 4,821,913
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(b) (c)
. 507,700 2,591,831
36,701,072
a
France  —  3 .9%
Forvia SE
(b)
............................. 81,001 836,817
Renault SA ............................. 139,794 4,414,172
5,250,989
a
Germany  —  4 .3%
Aumovio SE
(b)
........................... 25,822 1,192,280
Continental AG .......................... 54,700 4,549,030
5,741,310
a
Japan  —  2 .1%
GS Yuasa Corp. ......................... 68,500 2,306,867
TS Tech Co. Ltd. ......................... 43,100 494,392
2,801,259
a
South Korea  —  13 .7%
Hyundai Mobis Co. Ltd. ..................... 11,416 3,692,002
LG Chem Ltd. ........................... 27,217 4,820,618
LG Energy Solution Ltd.
(b)
................... 22,939 5,189,491
Samsung SDI Co. Ltd.
(b)
.................... 16,709 4,556,233
18,258,344
a
Sweden  —  0 .6%
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
56,413 812,347
a
Switzerland  —  3 .7%
ABB Ltd. , Registered ...................... 49,331 4,866,942
a
Taiwan  —  0 .5%
Advanced Energy Solution Holding Co. Ltd. ....... 23,000 643,568
a
United States  —  30 .1%
Adient PLC
(b)
............................ 38,908 818,624
Albemarle Corp. ......................... 39,627 4,661,720
Security Shares Value
a
United States (continued)
American Battery Technology Co.
(a) (b)
............ 97,069 $ 202,874
Amprius Technologies, Inc.
(b)
................. 94,013 902,525
Aurora Innovation, Inc. , Class A
(a) (b)
............. 653,046 4,212,147
Autoliv, Inc. ............................. 37,761 4,651,022
Blue Bird Corp.
(b)
......................... 23,188 1,724,955
Cooper-Standard Holdings, Inc.
(b)
.............. 8,436 248,609
EVgo, Inc. , Class A
(a) (b)
..................... 98,317 155,341
Gentex Corp. ........................... 107,478 2,510,686
Lear Corp. ............................. 25,246 3,298,138
Lucid Group, Inc.
(a) (b)
....................... 99,013 730,716
Ouster, Inc.
(b)
............................ 30,407 1,186,177
QuantumScape Corp. , Class A
(a) (b)
............. 367,701 1,919,399
Rivian Automotive, Inc. , Class A
(b)
.............. 376,978 5,737,605
Serve Robotics, Inc.
(a) (b)
..................... 50,043 239,206
Solid Power, Inc.
(a) (b)
....................... 150,906 310,866
Strattec Security Corp.
(b)
.................... 2,036 178,944
Tesla, Inc.
(b)
............................. 15,766 4,906,537
Visteon Corp. ........................... 13,307 1,391,114
39,987,205
a
Total Common Stocks — 92.2%
(Cost: $ 125,710,158 ) ................................ 122,666,813
a
Preferred Stocks
Germany  —  6 .8%
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 113,718 3,774,426
Volkswagen AG , Preference Shares , NVS ........ 60,669 5,243,137
a
Total Preferred Stocks — 6.8%
(Cost: $ 13,810,877 ) ................................. 9,017,563
a
Total Long-Term Investments — 99.0%
(Cost: $ 139,521,035 ) ................................ 131,684,376
a
Short-Term Securities
Money Market Funds  —  9 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d) (e) (f)
...................... 11,980,946 11,984,540
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 64,984 64,984
a
Total Short-Term Securities — 9.1%
(Cost: $ 12,048,461 ) ................................. 12,049,524
Total Investments —  108.1%
(Cost: $ 151,569,496 ) ................................ 143,733,900
Liabilities in Excess of Other Assets — ( 8 .1 ) % ............... (10,741,011)
Net Assets — 100.0% ................................. $ 132,992,889
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
Self-Driving EV and Tech ETF
22
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,237,004 $ — $ (6,245,877)
(a)
$ (7,650) $ 1,063 $ 11,984,540 11,980,946 $ 722,373
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... — 64,984
(a)
— — — 64,984 64,984 4,494 —
$ — $ (7,650) $ 1,063
$ 12,049,524
$ 726,867 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 2 09/18/26 $ 752 $ 1,185
Euro STOXX 50 Index .................................................................. 11 09/18/26 808 5,084
$ 6,269
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 6,269 $ — $ — $ — $ 6,269
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 188,356 $ — $ — $ — $ 188,356
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (7,386) $ — $ — $ — $ (7,386)

iShares
®
Self-Driving EV and Tech ETF
Schedule of Investments
(continued)
July 31, 2026
23
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,188,035
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 42,381,404 $ 80,285,409 $ — $ 122,666,813
Preferred Stocks ........................................... — 9,017,563 — 9,017,563
Short-Term Securities
Money Market Funds ........................................ 12,049,524 — — 12,049,524
$ 54,430,928 $ 89,302,972 $ — $ 143,733,900
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 6,269 $ — $ — $ 6,269
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

24
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
July 31, 2026
See notes to financial statements.
iShares
Breakthrough
Environmental
Solutions ETF
iShares
Cybersecurity and
Tech ETF
iShares
Energy Storage &
Materials ETF
iShares
Future Exponential
Technologies ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 4,175,971  $ 1,015,248,374  $ 68,386,477  $ 3,804,135,057
Investments, at value — affiliated
(c)
......................................... 378,114  89,285,115  1,894,106  69,620,308
Cash pledged:
Futures contracts ................................................... 2,000  400,000  6,000  605,000
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... —  —  4,471  99,171
Foreign currency, at value
(e)
.............................................. 7,332  530,339  90,010  2,501,926
Receivables:
Securities lending income — affiliated ..................................... 787  52,966  1,793  13,567
Dividends — unaffiliated .............................................. 592  177,463  33,699  2,793,004
Dividends — affiliated ................................................ 9  3,218  65  16,056
Due from broker .................................................... —  —  14,660  —
Tax reclaims ...................................................... 2,301  2,974  22,614  1,699,613
Variation margin on futures contracts ...................................... 46  —  —  63,674
Foreign withholding tax claims .......................................... 924  —  —  —
Total assets ........................................................
4,568,076  1,105,700,449  70,453,895  3,881,547,376
LIABILITIES
Collateral on securities loaned ............................................ 376,570  87,663,201  1,866,920  63,899,129
Payables:
Investments purchased ............................................... —  210,458  —  —
Investment advisory fees .............................................. 1,770  400,615  28,974  1,493,331
Professional fees ................................................... —  —  —  30,658
Variation margin on futures contracts ...................................... —  10,500  1,663  —
Total liabilities .......................................................
378,340  88,284,774  1,897,557  65,423,118
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 4,189,736  $ 1,017,415,675  $ 68,556,338  $ 3,816,124,258
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 4,025,310  $ 785,992,644  $ 63,776,355  $ 2,541,842,394
Accumulated earnings ................................................. 164,426  231,423,031  4,779,983  1,274,281,864
NET ASSETS .......................................................
$ 4,189,736  $ 1,017,415,675  $ 68,556,338  $ 3,816,124,258
NET ASSET VALUE
Shares outstanding ................................................... 160,000  16,800,000  1,800,000  47,900,000
Net asset value ...................................................... $ 26.19  $ 60.56  $ 38.09  $ 79.67
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 329,694  $ 78,264,111  $ 1,742,436  $ 60,608,127
(b)
Investments, at cost — unaffiliated ....................................... $ 3,815,521  $ 859,992,420  $ 65,818,509  $ 3,017,531,957
(c)
Investments, at cost — affiliated ......................................... $ 378,097  $ 89,276,348  $ 1,894,039  $ 69,606,664
(d)
Foreign currency collateral pledged, at cost ................................. $ —  $ —  $ 4,401  $ 98,123
(e)
  Foreign currency, at cost .............................................. $ 7,223  $ 527,432  $ 88,639  $ 2,479,711

25
Statements of Assets and Liabilities
(continued)
July 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Genomics
Immunology and
Healthcare ETF
iShares
Neuroscience and
Healthcare ETF
iShares
Self-Driving EV and
Tech ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 190,379,637  $ 5,477,308  $ 131,684,376
Investments, at value — affiliated
(c)
........................................................ 23,130,093  843,887  12,049,524
Cash pledged:
Futures contracts .................................................................. 28,000  —  51,000
Foreign currency collateral pledged:
(d)
Futures contracts .................................................................. —  —  57,657
Foreign currency, at value
(e)
............................................................. 163,967  2,502  100,742
Receivables:
Securities lending income — affiliated .................................................... 42,843  857  35,271
Dividends — unaffiliated ............................................................. —  219  30,262
Dividends — affiliated ............................................................... 533  366  144
Tax reclaims ..................................................................... 163,456  375  797,066
Variation margin on futures contracts ..................................................... —  —  7,212
Foreign withholding tax claims ......................................................... —  —  242,533
Total assets .......................................................................
213,908,529  6,325,514  145,055,787
LIABILITIES
Collateral on securities loaned ........................................................... 22,962,758  837,685  11,971,106
Payables:
Investment advisory fees ............................................................. 77,684  2,295  51,716
Professional fees .................................................................. —  —  40,076
Variation margin on futures contracts ..................................................... 3,420  —  —
Total liabilities ......................................................................
23,043,862  839,980  12,062,898
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 190,864,667  $ 5,485,534  $ 132,992,889
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 303,554,068  $ 3,932,413  $ 300,111,960
Accumulated earnings (loss) ............................................................ (112,689,401) 1,553,121  (167,119,071)
NET ASSETS ......................................................................
$ 190,864,667  $ 5,485,534  $ 132,992,889
NET ASSET VALUE
Shares outstanding .................................................................. 5,900,000  150,000  3,700,000
Net asset value ..................................................................... $ 32.35  $ 36.57  $ 35.94
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ 13,512,510  $ 803,079  $ 11,463,438
(b)
Investments, at cost — unaffiliated ...................................................... $ 161,541,539  $ 3,857,684  $ 139,521,035
(c)
Investments, at cost — affiliated ........................................................ $ 23,127,836  $ 843,806  $ 12,048,461
(d)
Foreign currency collateral pledged, at cost ................................................ $ —  $ —  $ 57,059
(e)
  Foreign currency, at cost ............................................................. $ 161,373  $ 2,473  $ 100,683

26
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2026
See notes to financial statements.
iShares
Breakthrough
Environmental
Solutions ETF
iShares
Cybersecurity and
Tech ETF
iShares
Energy Storage &
Materials ETF
iShares
Future Exponential
Technologies ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 40,878  $ 4,134,207  $ 579,389  $ 44,478,928
Dividends — affiliated .............................................. 91  24,608  2,991  216,529
Interest — unaffiliated .............................................. 2  6,108  191  26,603
Securities lending income — affiliated — net ............................... 7,738  270,310  13,193  319,190
Foreign taxes withheld ............................................. (1,974) (153,263) (65,631) (1,902,105)
Foreign withholding tax claims ........................................ —  —  —  316,730
Total investment income ..............................................
46,735  4,281,970  530,133  43,455,875
EXPENSES
Investment advisory ............................................... 19,884  4,017,638  163,220  16,756,814
Commitment costs ................................................ 45  3,175  323  11,676
Professional .................................................... —  —  —  39,850
Interest expense ................................................. 15  15,012  136  8,607
Total expenses .................................................... 19,944  4,035,825  163,679  16,816,947
Net investment income ...............................................
26,791  246,145  366,454  26,638,928
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 461,932  87,549,179  2,620,180  838,997,384
Investments — affiliated ........................................... (87) (1,107) (491) 30,485
Foreign currency transactions ....................................... 434  (135,852) (23,742) 190,728
Futures contracts ............................................... 3,043  1,386,497  32,144  1,342,282
In-kind redemptions — unaffiliated
(a)
................................... —  33,538,442  1,287,930  209,516,132
465,322  122,337,159  3,916,021  1,050,077,011
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 349,919  18,934,565  2,763,875  (92,673,820)
Investments — affiliated ........................................... 12  8,767  64  (26,664)
Foreign currency translations ....................................... 201  11,224  1,570  181,092
Futures contracts ............................................... 101  (388,545) (3,673) (277,890)
350,233  18,566,011  2,761,836  (92,797,282)
Net realized and unrealized gain ........................................
815,555  140,903,170  6,677,857  957,279,729
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 842,346  $ 141,149,315  $ 7,044,311  $ 983,918,657
(a)
See Note 2 of the Notes to Financial Statements.

27
Statements of Operations
(continued)
Year Ended July 31, 2026
Statements of Operations
See notes to financial statements.
iShares
Genomics
Immunology and
Healthcare ETF
iShares
Neuroscience and
Healthcare ETF
iShares
Self-Driving EV and
Tech ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 1,305,164  $ 4,484  $ 1,827,247
Dividends — affiliated .............................................................. 5,209  573  4,494
Interest — unaffiliated .............................................................. 2,710  23  2,544
Securities lending income — affiliated — net ............................................... 265,602  7,657  722,373
Foreign taxes withheld ............................................................. (63,604) (608) (149,523)
Foreign withholding tax claims ........................................................ —  —  368,877
Total investment income ..............................................................
1,515,081  12,129  2,776,012
EXPENSES
Investment advisory ............................................................... 676,240  22,286  738,932
Commitment costs ................................................................ 152  —  2,105
Professional .................................................................... —  —  34,544
Interest expense ................................................................. 50  10  1,462
Total expenses .................................................................... 676,442  22,296  777,043
Net investment income (loss) ...........................................................
838,639  (10,167) 1,998,969
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... 9,544,921  289,764  6,383,097
Investments — affiliated ........................................................... (5,465) 58  (7,650)
Foreign currency transactions ....................................................... (19,888) 50  (19,178)
Futures contracts ............................................................... 57,512  95  188,356
In-kind redemptions — unaffiliated
(a)
................................................... 2,227,031  —  9,321,754
11,804,111  289,967  15,866,379
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... 45,043,811  1,754,676  1,885,849
Investments — affiliated ........................................................... 2,257  46  1,063
Foreign currency translations ....................................................... 2,866  100  10,273
Futures contracts ............................................................... 32,601  —  (7,386)
45,081,535  1,754,822  1,889,799
Net realized and unrealized gain ........................................................
56,885,646  2,044,789  17,756,178
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 57,724,285  $ 2,034,622  $ 19,755,147
(a)
See Note 2 of the Notes to Financial Statements.

28
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Breakthrough Environmental Solutions ETF
iShares
Cybersecurity and Tech ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 26,791  $ 19,006  $ 246,145  $ 624,657
Net realized gain (loss) ......................................... 465,322  (496,568) 122,337,159  44,626,019
Net change in unrealized appreciation (depreciation) ..................... 350,233  528,784  18,566,011  31,930,222
Net increase in net assets resulting from operations ........................
842,346  51,222  141,149,315  77,180,898
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(20,830) (30,416) (754,360) (1,874,009)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
—  —  (39,832,065) (22,085,427)
NET ASSETS
Total increase in net assets ........................................ 821,516  20,806  100,562,890  53,221,462
Beginning of year ...............................................
3,368,220  3,347,414  916,852,785  863,631,323
End of year ...................................................
$ 4,189,736  $ 3,368,220  $ 1,017,415,675  $ 916,852,785
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

29
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Energy Storage & Materials ETF
iShares
Future Exponential Technologies ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 366,454  $ 83,982  $ 26,638,928  $ 22,843,439
Net realized gain (loss) ......................................... 3,916,021  (267,868) 1,050,077,011  198,778,947
Net change in unrealized appreciation (depreciation) ..................... 2,761,836  141,238  (92,797,282) 177,247,940
Net increase (decrease) in net assets resulting from operations ................
7,044,311  (42,648) 983,918,657  398,870,326
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(373,341) (91,982) (279,269,888) (23,569,807)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
55,301,166  —  (299,294,053) (385,217,912)
NET ASSETS
Total increase (decrease) in net assets ................................ 61,972,136  (134,630) 405,354,716  (9,917,393)
Beginning of year ...............................................
6,584,202  6,718,832  3,410,769,542  3,420,686,935
End of year ...................................................
$ 68,556,338  $ 6,584,202  $ 3,816,124,258  $ 3,410,769,542
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

30
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Genomics Immunology and Healthcare ETF
iShares
Neuroscience and Healthcare ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ..................................... $ 838,639  $ 1,077,937  $ (10,167) $ 3,757
Net realized gain (loss) ......................................... 11,804,111  (332,037) 289,967  (7,194)
Net change in unrealized appreciation (depreciation) ..................... 45,081,535  (19,437,135) 1,754,822  (339,113)
Net increase (decrease) in net assets resulting from operations ................
57,724,285  (18,691,235) 2,034,622  (342,550)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(1,467,095) (1,398,267) (47,971) (15,171)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
25,502,091  (11,210,033) —  —
NET ASSETS
Total increase (decrease) in net assets ................................ 81,759,281  (31,299,535) 1,986,651  (357,721)
Beginning of year ...............................................
109,105,386  140,404,921  3,498,883  3,856,604
End of year ...................................................
$ 190,864,667  $ 109,105,386  $ 5,485,534  $ 3,498,883
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

31
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Self-Driving EV and Tech ETF
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 1,998,969  $ 1,939,447
Net realized gain (loss) ............................................................................ 15,866,379  (33,816,784)
Net change in unrealized appreciation (depreciation) ........................................................ 1,889,799  50,549,513
Net increase in net assets resulting from operations ...........................................................
19,755,147  18,672,176
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(2,578,538) (3,663,824)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(34,735,465) (61,631,191)
NET ASSETS
Total decrease in net assets .......................................................................... (17,558,856) (46,622,839)
Beginning of year ..................................................................................
150,551,745  197,174,584
End of year ......................................................................................
$ 132,992,889  $ 150,551,745
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

32
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Breakthrough Environmental Solutions ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Period From
03/28/23
(a)
to 07/31/23
Net asset value, beginning of period ......................................
$ 21.05  $ 20.92  $ 27.20  $ 25.16
Net investment income
(b)
.............................................. 0 .17  0 .12  0 .14  0 .15
Net realized and unrealized gain (loss)
(c)
....................................
5 .10  0 .20  ( 5 .45 ) 1 .99
Net increase (decrease) from investment operations .............................
5 .27  0 .32  ( 5 .31 ) 2 .14
Distributions
(d)
– – – –
From net investment income ........................................... ( 0 .13 ) ( 0 .19 ) ( 0 .15 ) ( 0 .10 )
From net realized gains ............................................... —  —  ( 0 .82 ) —
Total distributions ....................................................
( 0 .13 ) ( 0 .19 ) ( 0 .97 ) ( 0 .10 )
Net asset value, end of period ...........................................
$ 26.19  $ 21.05  $ 20.92  $ 27.20
Total Return
(e)
– – – –
Based on net asset value ...............................................
24.96% 1 .59% (19.71) % 8 .54%
(f)
Ratios to Average Net Assets
(g)
– – – –
Total expenses ......................................................
0 .47% 0 .47% 0 .47% 0 .47%
(h)
Net investment income .................................................
0 .63% 0 .60% 0 .65% 1 .72%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 4,190  $ 3,368  $ 3,347  $ 4,351
Portfolio turnover rate
(i)
.................................................
52% 61% 68% 9%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

33
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Cybersecurity and Tech ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 50.94  $ 46.81  $ 39.47  $ 36.73  $ 43.87
Net investment income
(a)
................................ 0 .01  0 .03  0 .17  0 .01  0 .26
Net realized and unrealized gain (loss)
(b)
......................
9 .65  4 .20  7 .22  2 .77  ( 7 .13 )
Net increase (decrease) from investment operations ...............
9 .66  4 .23  7 .39  2 .78  ( 6 .87 )
Distributions from net investment income
(c)
...................... ( 0 .04 ) ( 0 .10 ) ( 0 .05 ) ( 0 .04 ) ( 0 .27 )
Net asset value, end of year ..............................
$ 60.56  $ 50.94  $ 46.81  $ 39.47  $ 36.73
Total Return
(d)
– – – – –
Based on net asset value .................................
19.00% 9 .03% 18.73% 7 .57% (15.73) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .47% 0 .47% 0 .47% 0 .47% 0 .47%
Net investment income ...................................
0 .03% 0 .07% 0 .38% 0 .02% 0 .62%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,017,416  $ 916,853  $ 863,631  $ 617,629  $ 539,889
Portfolio turnover rate
(f)
...................................
32% 25% 27% 39% 44%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

34
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Energy Storage & Materials ETF
Year Ended
07/31/26
Year Ended
07/31/25
Period From
03/19/24
(a)
to 07/31/24
Net asset value, beginning of period ......................................................
$ 23.52  $ 24.00  $ 25.06
Net investment income
(b)
.............................................................. 0 .40  0 .30  0 .23
Net realized and unrealized gain (loss)
(c)
....................................................
14.47  ( 0 .45 ) ( 1 .11 )
Net increase (decrease) from investment operations .............................................
14.87  ( 0 .15 ) ( 0 .88 )
Distributions from net investment income
(d)
.................................................... ( 0 .30 ) ( 0 .33 ) ( 0 .18 )
Net asset value, end of period ...........................................................
$ 38.09  $ 23.52  $ 24.00
Total Return
(e)
– – –
Based on net asset value ...............................................................
63.31% ( 0 .53 ) % ( 3 .52 ) %
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses ......................................................................
0 .47% 0 .47% 0 .47%
(h)
Net investment income .................................................................
1 .06% 1 .33% 2 .59%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................
$ 68,556  $ 6,584  $ 6,719
Portfolio turnover rate
(i)
.................................................................
67% 23% 40%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

35
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Future Exponential Technologies ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ......................
$ 65.97  $ 59.28  $ 58.48  $ 52.01  $ 63.91
Net investment income
(a)
............................ 0 .53
(b)
0 .42
(b)
0 .34  0 .32
(b)
0 .44
Net realized and unrealized gain (loss)
(c)
..................
18.86  6 .71  0 .72  6 .44  (11.84)
Net increase (decrease) from investment operations ...........
19.39  7 .13  1 .06  6 .76  (11.40)
Distributions
(d)
– – – – –
From net investment income ......................... ( 0 .85 ) ( 0 .44 ) ( 0 .26 ) ( 0 .29 ) ( 0 .50 )
From net realized gains ............................. ( 4 .84 ) —  —  —  —
Total distributions ..................................
( 5 .69 ) ( 0 .44 ) ( 0 .26 ) ( 0 .29 ) ( 0 .50 )
Net asset value, end of year ..........................
$ 79.67  $ 65.97  $ 59.28  $ 58.48  $ 52.01
Total Return
(e)
– – – – –
Based on net asset value .............................
30.63%
(b)
12.07%
(b)
1 .84% 13.05%
(b)
(17.91) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ....................................
0 .46% 0 .47% 0 .46% 0 .46% 0 .46%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
0 .46% 0 .46 % N/A  0 .46% 0 .46%
Net investment income ...............................
0 .72%
(b)
0 .69%
(b)
0 .60% 0 .62%
(b)
0 .74%
Supplemental Data
Net assets, end of year (000) ...........................
$ 3,816,124  $ 3,410,770  $ 3,420,687  $ 3,467,600  $ 3,159,642
Portfolio turnover rate
(g)
...............................
83% 43% 45% 45% 69%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026, July 31,
2025 and July 31, 2023, respectively:
• Net investment income per share by $0.01, $0.03 and $0.01.
• Total return by 0.01%, 0.05% and 0.01%.
• Ratio of net investment income to average net assets by 0.01%, 0.04% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

36
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Genomics Immunology and Healthcare ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ......................
$ 21.19  $ 24.85  $ 23.97  $ 31.64  $ 50.05
Net investment income
(a)
............................ 0 .16  0 .20
(b)
0 .14
(b)
0 .10
(b)
0 .14
Net realized and unrealized gain (loss)
(c)
..................
11.28  ( 3 .60 ) 1 .02  ( 7 .70 ) (18.16)
Net increase (decrease) from investment operations ...........
11.44  ( 3 .40 ) 1 .16  ( 7 .60 ) (18.02)
Distributions from net investment income
(d)
.................. ( 0 .28 ) ( 0 .26 ) ( 0 .28 ) ( 0 .07 ) ( 0 .39 )
Net asset value, end of year ..........................
$ 32.35  $ 21.19  $ 24.85  $ 23.97  $ 31.64
Total Return
(e)
– – – – –
Based on net asset value .............................
54.25% (13.72) %
(b)
4 .98%
(b)
(24.04) %
(b)
(36.11) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ....................................
0 .47% 0 .47% 0 .48% 0 .47% 0 .47%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
N/A  0 .47% 0 .47% 0 .47 % N/A
Net investment income ...............................
0 .58% 0 .88%
(b)
0 .63%
(b)
0 .39%
(b)
0 .35%
Supplemental Data
Net assets, end of year (000) ...........................
$ 190,865  $ 109,105  $ 140,405  $ 144,994  $ 199,334
Portfolio turnover rate
(g)
...............................
52% 49% 51% 45% 59%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024 and July 31, 2023, respectively:
• Net investment income per share by $0.01, $0.01 and $0.01.
• Total return by 0.01%, 0.05% and 0.03%.
• Ratio of net investment income to average net assets by 0.03%, 0.04% and 0.04%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

37
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Neuroscience and Healthcare ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Period From
08/24/22
(a)
to 07/31/23
Net asset value, beginning of period ......................................
$ 23.33  $ 25.71  $ 24.63  $ 25.25
Net investment income (loss)
(b)
.......................................... ( 0 .07 ) 0 .03  0 .01  ( 0 .02 )
Net realized and unrealized gain (loss)
(c)
....................................
13.63  ( 2 .31 ) 1 .08  ( 0 .59 )
Net increase (decrease) from investment operations .............................
13.56  ( 2 .28 ) 1 .09  ( 0 .61 )
Distributions
(d)
– – – –
From net investment income ........................................... ( 0 .32 ) ( 0 .10 ) ( 0 .01 ) —
Return of capital ....................................................
—  —  —  ( 0 .01 )
Total distributions ....................................................
( 0 .32 ) ( 0 .10 ) ( 0 .01 ) ( 0 .01 )
Net asset value, end of period ...........................................
$ 36.57  $ 23.33  $ 25.71  $ 24.63
Total Return
(e)
– – – –
Based on net asset value ...............................................
58.35% ( 8 .93 ) % 4 .43% ( 2 .45 ) %
(f)
Ratios to Average Net Assets
(g)
– – – –
Total expenses ......................................................
0 .47% 0 .47% 0 .47% 0 .47%
(h)
Net investment income (loss) .............................................
( 0 .21 ) % 0 .10% 0 .05% ( 0 .08 ) %
(h)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 5,486  $ 3,499  $ 3,857  $ 4,925
Portfolio turnover rate
(i)
.................................................
46% 52% 47% 61%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

38
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Self-Driving EV and Tech ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ......................
$ 32.73  $ 29.43  $ 45.76  $ 40.90  $ 49.91
Net investment income
(a)
............................ 0 .49
(b)
0 .35
(b)
0 .61  0 .95
(c)
0 .54
Net realized and unrealized gain (loss)
(d)
..................
3 .36  3 .63  (16.20) 4 .68  ( 8 .71 )
Net increase (decrease) from investment operations ...........
3 .85  3 .98  (15.59) 5 .63  ( 8 .17 )
Distributions from net investment income
(e)
.................. ( 0 .64 ) ( 0 .68 ) ( 0 .74 ) ( 0 .77 ) ( 0 .84 )
Net asset value, end of year ..........................
$ 35.94  $ 32.73  $ 29.43  $ 45.76  $ 40.90
Total Return
(f)
– – – – –
Based on net asset value .............................
11.61%
(b)
13.73%
(b)
(34.17) % 14.17% (16.54) %
Ratios to Average Net Assets
(g)
– – – – –
Total expenses ....................................
0 .49% 0 .48% 0 .47% 0 .47% 0 .47%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
0 .47% 0 .47 % N/A  N/A  N/A
Net investment income ...............................
1 .27%
(b)
1 .17%
(b)
1 .83% 2 .48%
(c)
1 .16%
Supplemental Data
Net assets, end of year (000) ...........................
$ 132,993  $ 150,552  $ 197,175  $ 494,207  $ 466,295
Portfolio turnover rate
(h)
...............................
42% 51% 38% 85% 41%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026 and July 31,
2025, respectively:
• Net investment income per share by $0.08 and $0.00.
• Total return by 0.28% and 0.02%.
• Ratio of net investment income to average net assets by 0.21% and 0.02%.
(c)
Includes a special distribution from Volkswagen AG. Excluding such special distribution, the net investment income would have been $0.72 per shares and 1.89% of average net assets.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
39
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
iShares ETF
Diversification
Classification
Breakthrough Environmental Solutions ............................................................................................ Non-diversified
Cybersecurity and Tech ....................................................................................................... Non-diversified
Energy Storage & Materials .................................................................................................... Non-diversified
Future Exponential Technologies
(a)
............................................................................................... Diversified
Genomics Immunology and Healthcare ............................................................................................ Non-diversified
Neuroscience and Healthcare
(b)
.................................................................................................. Diversified
Self-Driving EV and Tech ...................................................................................................... Non-diversified
(a)
Formerly known as the iShares Exponential Technologies ETF.
(b)
The Fund's classification changed from non-diversified to diversified during the reporting period.

Notes to Financial Statements
(continued)
40
2026
iShares Annual Financial Statements and Additional Information
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Notes to Financial Statements
( continued)
41
Notes to Financial Statements
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Breakthrough Environmental Solutions
Barclays Bank PLC ............................................... $ 6,539 $ (6,539) $ — $ —
Barclays Capital, Inc. ............................................. 7,764 (7,764) — —
HSBC Bank PLC ................................................ 102,719 (102,719) — —
UBS AG ...................................................... 197,912 (197,912) — —
Wells Fargo Securities LLC ......................................... 14,760 (14,760) — —
$ 329,694 $ (329,694)
$ —
$ —
a
Cybersecurity and Tech
BNP Paribas SA ................................................. 3,540,174 (3,540,174) — —
BofA Securities, Inc. .............................................. 9,551,806 (9,551,806) — —
Citigroup Global Markets Ltd. ........................................ 1,146,176 (1,146,176) — —
Citigroup Global Markets, Inc. ........................................ 9,191,713 (9,037,151) — 154,562
Goldman Sachs & Co. LLC ......................................... 18,815,982 (18,815,982) — —
Goldman Sachs International ........................................ 5,504,348 (5,423,179) — 81,169
HSBC Bank PLC ................................................ 1,533,748 (1,533,748) — —
J.P. Morgan Securities LLC ......................................... 14,785,828 (14,684,378) — 101,450
J.P. Morgan Securities PLC ......................................... 181,933 (181,933) — —
Morgan Stanley ................................................. 9,285,325 (9,285,325) — —
UBS AG ...................................................... 4,532,546 (4,532,546) — —
Wells Fargo Securities LLC ......................................... 194,532 (191,467) — 3,065
$ 78,264,111 $ (77,923,865)
$ —
$ 340,246
a

Notes to Financial Statements
(continued)
42
2026
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Energy Storage & Materials
Barclays Capital, Inc. ............................................. $ 11,524 $ (11,524) $ — $ —
BofA Securities, Inc. .............................................. 2,102 (2,102) — —
Citigroup Global Markets, Inc. ........................................ 39,462 (39,462) — —
J.P. Morgan Securities LLC ......................................... 1,286,896 (1,286,896) — —
Jefferies LLC ................................................... 46,992 (46,992) — —
Morgan Stanley ................................................. 315,298 (315,298) — —
UBS AG ...................................................... 40,162 (40,162) — —
$ 1,742,436 $ (1,742,436)
$ —
$ —
a
Future Exponential Technologies
BNP Paribas SA ................................................. 2,268,455 (2,268,455) — —
BofA Securities, Inc. .............................................. 3,842,520 (3,842,520) — —
Goldman Sachs & Co. LLC ......................................... 13,983,511 (13,983,511) — —
J.P. Morgan Securities LLC ......................................... 337,192 (337,192) — —
Morgan Stanley ................................................. 38,435,507 (38,435,507) — —
State Street Bank & Trust Co. ........................................ 796,987 (796,987) — —
UBS AG ...................................................... 943,955 (943,955) — —
$ 60,608,127 $ (60,608,127)
$ —
$ —
a
Genomics Immunology and Healthcare
Barclays Capital, Inc. ............................................. 149,076 (149,076) — —
BNP Paribas SA ................................................. 1,959,780 (1,959,780) — —
Citigroup Global Markets, Inc. ........................................ 72,113 (72,113) — —
Goldman Sachs & Co. LLC ......................................... 3,330,839 (3,330,839) — —
HSBC Bank PLC ................................................ 61,244 (53,665) — 7,579
J.P. Morgan Securities LLC ......................................... 3,486,918 (3,486,918) — —
Jefferies LLC ................................................... 2,845,557 (2,845,557) — —
Mizuho Securities USA LLC ......................................... 24,493 (24,493) — —
National Financial Services LLC ...................................... 546,804 (546,804) — —
TD Securities (USA) LLC ........................................... 459,415 (459,415) — —
UBS AG ...................................................... 480,523 (480,523) — —
Wells Fargo Securities LLC ......................................... 95,748 (95,748) — —
$ 13,512,510 $ (13,504,931)
$ —
$ 7,579
a
Neuroscience and Healthcare
Barclays Capital, Inc. ............................................. 11,374 (11,374) — —
BofA Securities, Inc. .............................................. 26,780 (26,780) — —
Citigroup Global Markets, Inc. ........................................ 554,286 (554,286) — —
Goldman Sachs & Co. LLC ......................................... 178,767 (178,767) — —
HSBC Bank PLC ................................................ 2,178 (2,178) — —
J.P. Morgan Securities LLC ......................................... 5,577 (5,577) — —
UBS AG ...................................................... 24,117 (24,117) — —
$ 803,079 $ (803,079)
$ —
$ —
a
Self-Driving EV and Tech
Barclays Capital, Inc. ............................................. 2,106,050 (2,106,050) — —
BNP Paribas SA ................................................. 105,639 (105,639) — —
Citigroup Global Markets, Inc. ........................................ 1,174,941 (1,174,941) — —
Goldman Sachs & Co. LLC ......................................... 4,093,145 (4,093,145) — —
HSBC Bank PLC ................................................ 11,558 (11,558) — —
J.P. Morgan Securities LLC ......................................... 3,775,834 (3,775,834) — —
National Financial Services LLC ...................................... 194,795 (194,795) — —
Wells Fargo Securities LLC ......................................... 1,476 (1,476) — —
$ 11,463,438 $ (11,463,438)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)
43
Notes to Financial Statements
the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, except for iShares Future Exponential Technologies ETF, BFA is entitled to an annual investment advisory fee of 0.47%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
For its investment advisory services to the iShares Future Exponential Technologies ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Aggregate Average Daily Net Assets Investment Advisory Fees
First $2 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4700%
In excess of $2 billion but not exceeding $3 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4465
In excess of $3 billion but not exceeding $4 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4242
In excess of $4 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4030

Notes to Financial Statements
(continued)
44
2026
iShares Annual Financial Statements and Additional Information
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares Cybersecurity and Tech ETF and iShares Neuroscience and Healthcare ETF (the “Group 1 Funds”),
retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Breakthrough Environmental Solutions ETF, iShares Energy Storage & Materials ETF, iShares
Future Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF and iShares Self-Driving EV and Tech ETF (the “Group 2 Funds”), retains 82%
of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Breakthrough Environmental Solutions ........................................................................................... $ 1,802
Cybersecurity and Tech ...................................................................................................... 85,280
Energy Storage & Materials ................................................................................................... 3,288
Future Exponential Technologies ................................................................................................ 90,677
Genomics Immunology and Healthcare ........................................................................................... 67,069
Neuroscience and Healthcare .................................................................................................. 1,998
Self-Driving EV and Tech ..................................................................................................... 162,452
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Cybersecurity and Tech ...................................................................
$ 12,311,678 $ 35,043,171 $ 3,311,312
Future Exponential Technologies .............................................................
1,220,736,782 860,163,571 319,332,641
Genomics Immunology and Healthcare ........................................................
13,603,537 33,811,518 5,475,416
Self-Driving EV and Tech ..................................................................
8,282,648 8,606,582 415,319
iShares ETF Purchases  Sales
Breakthrough Environmental Solutions ........................................................................ $ 2,202,974 $ 2,200,248
Cybersecurity and Tech ................................................................................... 275,900,953 282,579,361
Energy Storage & Materials ................................................................................ 40,219,143 24,147,742
Future Exponential Technologies ............................................................................. 3,071,061,122 3,234,029,785
Genomics Immunology and Healthcare ........................................................................ 74,708,832 75,165,410
Neuroscience and Healthcare ............................................................................... 2,173,701 2,230,350

Notes to Financial Statements
( continued)
45
Notes to Financial Statements
For the year ended July 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to distributions in connection with fund share redemptions and realized gains
(losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases  Sales
Self-Driving EV and Tech .................................................................................. $ 65,244,304 $ 69,989,934
iShares ETF In-kind Purchases In-kind Sales
Cybersecurity and Tech ..................................................................................... $ 95,962,629 $ 129,592,382
Energy Storage & Materials .................................................................................. 41,605,882 2,520,350
Future Exponential Technologies ............................................................................... 68,135,434 444,843,138
Genomics Immunology and Healthcare .......................................................................... 33,385,971 8,149,336
Self-Driving EV and Tech .................................................................................... 6,420,536 36,981,238
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Breakthrough Environmental Solutions ....................................................................... $ (50) $ 50
Cybersecurity and Tech .................................................................................. 33,495,830  (33,495,830)
Energy Storage & Materials ............................................................................... 1,286,591  (1,286,591)
Future Exponential Technologies ............................................................................ 242,666,955  (242,666,955)
Genomics Immunology and Healthcare ....................................................................... 1,773,386  (1,773,386)
Neuroscience and Healthcare .............................................................................. (28) 28
Self-Driving EV and Tech ................................................................................. 9,023,102  (9,023,102)
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
Breakthrough Environmental Solutions
Ordinary income ......................................................................................... $ 20,830  $ 30,416
Cybersecurity and Tech
Ordinary income ......................................................................................... $ 754,360  $ 1,874,009
Energy Storage & Materials
Ordinary income ......................................................................................... $ 373,341  $ 91,982
Future Exponential Technologies
Ordinary income ......................................................................................... $ 104,104,603  $ 23,569,807
Long-Term Capital Gains .................................................................................. 175,165,285  —
$ 279,269,888  $ 23,569,807
Genomics Immunology and Healthcare
Ordinary income ......................................................................................... $ 1,467,095  $ 1,398,267
Neuroscience and Healthcare
Ordinary income ......................................................................................... $ 47,971  $ 15,171
Self-Driving EV and Tech
Ordinary income ......................................................................................... $ 2,578,538  $ 3,663,824

Notes to Financial Statements
(continued)
46
2026
iShares Annual Financial Statements and Additional Information
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended July 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
iShares Breakthrough Environmental Solutions ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials ETF, iShares Future Exponential Technologies
ETF, iShares Genomics Immunology and Healthcare ETF and iShares Self-Driving EV and Tech ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has
the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured
Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended July 31, 2026, the iShares Breakthrough Environmental Solutions ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials
ETF, iShares Future Exponential Technologies ETF and iShares Genomics Immunology and Healthcare ETF did not borrow under the Syndicated Credit Agreement.
For the year ended July 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Breakthrough Environmental Solutions ..
$ 2,431 $ — $ (167,952) $ 329,947 $ — $ 164,426
Cybersecurity and Tech .............
2,402 78,560,562 — 152,860,067 — 231,423,031
Energy Storage & Materials ..........
2,739,911 — — 2,040,072 — 4,779,983
Future Exponential Technologies .......
176,308,438 319,881,778 — 778,091,648 — 1,274,281,864
Genomics Immunology and Healthcare ..
— — (140,875,526) 28,190,942 (4,817) (112,689,401)
Neuroscience and Healthcare .........
79,580 — — 1,473,541 — 1,553,121
Self-Driving EV and Tech ............
3,825,932 — (160,019,558) (10,925,445) — (167,119,071)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
(c)
The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Utilized
Breakthrough Environmental Solutions ........................................................................................... $ 460,121
Cybersecurity and Tech ...................................................................................................... 7,960,838
Energy Storage & Materials ................................................................................................... 339,778
Future Exponential Technologies ................................................................................................ 58,634,044
Genomics Immunology and Healthcare ........................................................................................... 9,229,115
Neuroscience and Healthcare .................................................................................................. 232,959
Self-Driving EV and Tech ..................................................................................................... 2,857,381
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Breakthrough Environmental Solutions ................................. $ 4,224,394  $ 796,503  $ (466,812) $ 329,691
Cybersecurity and Tech ............................................ 951,676,753  224,329,193  (71,472,457) 152,856,736
Energy Storage & Materials ......................................... 68,240,976  7,829,134  (5,790,736) 2,038,398
Future Exponential Technologies ...................................... 3,095,743,217  963,865,115  (185,852,967) 778,012,148
Genomics Immunology and Healthcare ................................. 185,331,676  40,397,268  (12,219,214) 28,178,054
Neuroscience and Healthcare ........................................ 4,847,681  1,801,023  (327,509) 1,473,514
Self-Driving EV and Tech ........................................... 154,718,489  14,571,005  (25,555,594) (10,984,589)
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
Self-Driving EV and Tech ............................................................ $ 1,720,000  $ 18,849  4.77%

Notes to Financial Statements
( continued)
47
Notes to Financial Statements
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.

Notes to Financial Statements
(continued)
48
2026
iShares Annual Financial Statements and Additional Information
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares  Amount  Shares  Amount
Cybersecurity and Tech
Shares sold ......................................................... 1,750,000  $ 103,061,076  1,100,000  $ 55,435,669
Shares redeemed ..................................................... (2,950,000) (142,893,141) (1,550,000) (77,521,096)
(1,200,000) $ (39,832,065) (450,000) $ (22,085,427)
Energy Storage & Materials
Shares sold ......................................................... 1,600,000  $ 58,732,098  —  $ —
Shares redeemed ..................................................... (80,000) (3,430,932) —  —
1,520,000  $ 55,301,166  —  $ —
Future Exponential Technologies
Shares sold ......................................................... 2,650,000  $ 186,197,039  1,850,000  $ 99,665,887
Shares redeemed ..................................................... (6,450,000) (485,491,092) (7,850,000) (484,883,799)
(3,800,000) $ (299,294,053) (6,000,000) $ (385,217,912)
Genomics Immunology and Healthcare
Shares sold ......................................................... 1,100,000  $ 33,860,313  200,000  $ 4,488,876
Shares redeemed ..................................................... (350,000) (8,358,222) (700,000) (15,698,909)
750,000  $ 25,502,091  (500,000) $ (11,210,033)

Notes to Financial Statements
( continued)
49
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares Breakthrough Environmental Solutions ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland
(the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statement of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of July 31, 2026, are $924 or $0.01 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of July 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the iShares Self-Driving EV and Tech ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
Self-Driving EV and Tech
Shares sold ......................................................... 300,000  $ 11,279,748  —  $ 44,271
Shares redeemed ..................................................... (1,200,000) (46,015,213) (2,100,000) (61,675,462)
(900,000) $ (34,735,465) (2,100,000) $ (61,631,191)

Report of Independent Registered Public Accounting Firm
50
2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seven of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Breakthrough Environmental Solutions ETF
iShares Cybersecurity and Tech ETF
iShares Energy Storage & Materials ETF
iShares Future Exponential Technologies ETF
iShares Genomics Immunology and Healthcare ETF
iShares Neuroscience and Healthcare ETF
iShares Self-Driving EV and Tech ETF

Important Tax Information
(unaudited)
51
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended July 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Breakthrough Environmental Solutions ............................................................................................ $ 34,338
Cybersecurity and Tech ....................................................................................................... 3,648,748
Energy Storage & Materials .................................................................................................... 537,680
Future Exponential Technologies ................................................................................................. 42,498,470
Genomics Immunology and Healthcare ............................................................................................ 1,296,409
Neuroscience and Healthcare ................................................................................................... 4,066
Self-Driving EV and Tech ...................................................................................................... 1,543,729
iShares ETF
Qualified Business
Income
Future Exponential Technologies ................................................................................................. $ 390,082
iShares ETF
20% Rate Long-
Term Capital Gain
Dividends
Cybersecurity and Tech ....................................................................................................... $ 811,398
Future Exponential Technologies ................................................................................................. 200,277,399
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Breakthrough Environmental Solutions ..........................................................................
$ 32,012 $ 1,974
Energy Storage & Materials ..................................................................................
522,661 65,666
Self-Driving EV and Tech ....................................................................................
1,411,313 32,756
iShares ETF
Federal Obligation
Interest
Breakthrough Environmental Solutions ............................................................................................ $ 43
Cybersecurity and Tech ....................................................................................................... 11,602
Energy Storage & Materials .................................................................................................... 1,410
Future Exponential Technologies ................................................................................................. 102,094
Genomics Immunology and Healthcare ............................................................................................ 2,456
Neuroscience and Healthcare ................................................................................................... 270
Self-Driving EV and Tech ...................................................................................................... 2,119
iShares ETF
Dividends-Received
Deduction
Breakthrough Environmental Solutions ............................................................................................ 35.19%
Cybersecurity and Tech ....................................................................................................... 100.00
Energy Storage & Materials .................................................................................................... 1.78
Future Exponential Technologies ................................................................................................. 7.72
Genomics Immunology and Healthcare ............................................................................................ 32.13
Self-Driving EV and Tech ...................................................................................................... 7.91

Important Tax Information
(unaudited) (continued)
52
2026
iShares Annual Financial Statements and Additional Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF Interest Dividends
Breakthrough Environmental Solutions ............................................................................................ $ 91
Cybersecurity and Tech ....................................................................................................... 24,563
Energy Storage & Materials .................................................................................................... 2,985
Future Exponential Technologies ................................................................................................. 216,139
Genomics Immunology and Healthcare ............................................................................................ 5,200
Neuroscience and Healthcare ................................................................................................... 571
Self-Driving EV and Tech ...................................................................................................... 4,487
iShares ETF
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
Breakthrough Environmental Solutions .......................................................................... $ 91 $ —
Cybersecurity and Tech ..................................................................................... 24,608 —
Energy Storage & Materials .................................................................................. 2,991 —
Future Exponential Technologies ............................................................................... 216,529 72,470,682
Genomics Immunology and Healthcare .......................................................................... 5,209 —
Neuroscience and Healthcare ................................................................................. 573 —
Self-Driving EV and Tech .................................................................................... 4,495 —

Additional Information
53
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
54
2026
iShares Annual Financial Statements and Additional Information
iShares Breakthrough Environmental Solutions ETF, iShares Energy Storage & Materials ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
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55
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
56
2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Cybersecurity and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Neuroscience and Healthcare ETF, iShares Self-Driving EV
and Tech ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and

Board Review and Approval of Investment Advisory Contract
( continued)
57
Board Review and Approval of Investment Advisory Contract
its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by

Board Review and Approval of Investment Advisory Contract
(continued)
58
2026
iShares Annual Financial Statements and Additional Information
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Future Exponential Technologies ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
59
Board Review and Approval of Investment Advisory Contract
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

Board Review and Approval of Investment Advisory Contract
(continued)
60
2026
iShares Annual Financial Statements and Additional Information
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
61
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, Morningstar Inc. or
STOXX Ltd., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: September 23, 2026

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: September 23, 2026